UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices) (Zip code)

Salvatore Salvone, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

Item 1. Schedule of Investments.

John Hancock
MUTUAL FUNDS

John Hancock Floating Rate Income Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2012

Floating Rate Income Fund
As of 11-30-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Term Loans (M) 84.6%				$2,359,235,510

(Cost $2,349,399,222)

Consumer Discretionary 24.7%				689,763,685

Auto Components - 1.5%
Allison Transmission, Inc.	2.710	08/07/14	$5,947,347	5,949,827
Allison Transmission, Inc.	4.250	08/23/19	11,225,000	11,277,623
August LuxUK Holding Company	6.250	04/27/18	5,030,394	5,080,698
August US Holding Company, Inc.	6.250	04/27/18	6,869,606	6,938,302
The Hertz Corp.	3.750	03/11/18	7,500,000	7,504,688
UCI International, Inc.	5.500	07/26/17	3,912,500	3,941,844

Diversified Consumer Services - 0.6%
Monitronics International, Inc.	5.500	03/23/18	16,450,000	16,548,700

Hotels, Restaurants & Leisure - 8.6%
Caesars Entertainment Operating Company, Inc.	5.458	01/26/18	39,617,852	35,353,426
Caesars Entertainment Operating Company, Inc.	9.500	10/31/16	16,644,760	16,942,285
CCM Merger, Inc.	6.000	03/01/17	25,344,008	25,359,848
DineEquity, Inc.	4.250	10/19/17	10,001,633	10,074,565
Equinox Fitness Clubs (T)	TBD	11/16/19	30,650,000	30,573,375
Golden Nugget, Inc.	3.270	06/30/14	4,721,313	4,524,591
Insignia Vessel Acquisition (T)	TBD	04/27/15	1,128,892	1,089,380
Landry's, Inc.	6.500	04/24/18	27,188,375	27,433,070
Las Vegas Sands LLC	2.710	11/23/16	20,878,675	20,865,522
Leslie's Poolmart	4.870	10/28/19	8,362,800	8,383,707
Pinnacle Entertainment, Inc.	4.000	03/19/19	7,213,750	7,245,310
QCE LLC	9.000	01/24/17	16,212,282	12,564,518
Seven Seas Cruises S de RL LLC	6.250	12/21/18	16,530,750	16,696,058
Stockbridge SBE Holdings LLC	13.000	05/02/17	10,000,000	9,875,000
Wendy's International, Inc.	4.750	05/15/19	13,270,000	13,364,788

Media - 9.0%
Acosta, Inc.	5.000	03/02/18	21,566,419	21,674,251
Advantage Sales & Marketing LLC	5.250	12/18/17	11,240,163	11,233,138
AMC Entertainment, Inc.	4.250	12/15/16	12,723,889	12,777,571
Bresnan Broadband Holdings LLC	4.500	12/14/17	6,855,797	6,875,083
Cengage Learning Acquisitions, Inc.	5.710	07/05/17	40,665,852	30,121,766
Charter Communications Operating LLC	3.460	09/06/16	10,074,928	10,117,747
Charter Communications Operating LLC	4.000	05/15/19	9,950,000	10,018,406
CSC Holdings LLC	1.959	03/29/16	1,728,635	1,731,722
Getty Images, Inc.	4.750	10/18/19	24,650,000	24,748,600
Kabel Deutschland GmbH	4.250	02/01/19	10,604,630	10,606,528
Nielsen Finance LLC	2.459	02/02/17	4,331,250	4,307,272
Nielsen Finance LLC	3.459	05/02/16	11,928,308	11,981,556
Regal Cinemas Corp.	3.240	08/23/17	7,995,593	8,011,296
Sinclair Television Group, Inc.	4.000	10/28/16	9,686,266	9,726,464
TWCC Holding Corp.	4.250	02/13/17	19,663,551	19,843,807
Univision Communications, Inc.	4.459	03/31/17	40,872,691	39,850,873
Visant Corp.	5.250	12/22/16	20,179,694	18,250,011

1

Floating Rate Income Fund
As of 11-30-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Discretionary (continued)

Multiline Retail - 2.0%
Michaels Stores, Inc.	4.912	07/29/16	$28,817,172	$29,074,480
The Neiman Marcus Group, Inc.	4.750	05/16/18	28,267,494	28,277,953

Specialty Retail - 3.0%
Freedom Group, Inc.	5.502	04/19/19	10,977,593	11,005,037
Gymboree Corp.	5.000	02/23/18	23,564,771	22,674,541
Party City Holdings, Inc.	5.750	07/26/19	30,250,000	30,509,273
Petco Animal Supplies, Inc.	4.500	11/24/17	18,672,489	18,759,185

Consumer Staples 6.1%				170,183,169

Food & Staples Retailing - 2.1%
AdvancePierre Foods	5.750	07/10/17	14,400,000	14,544,000
AdvancePierre Foods	9.500	10/10/17	4,840,000	4,921,675
Dunkin' Brands, Inc.	4.000	11/23/17	34,120,705	34,239,172
Michael Foods Group, Inc.	4.250	02/23/18	5,871,973	5,905,003

Food Products - 2.7%
Brickman Group Holdings, Inc.	5.500	10/14/16	4,299,445	4,342,440
Candy Intermediate Holdings	7.509	06/18/18	20,847,750	21,021,474
Del Monte Corp.	4.500	03/08/18	36,111,247	36,096,189
Dole Food Company, Inc.	5.021	07/06/18	8,040,342	8,058,770
Dole Food Company, Inc.	5.036	07/06/18	6,493,125	6,508,007

Household Products - 0.6%
Spectrum Brands, Inc.	5.018	06/17/16	4,966,335	4,966,335
Yankee Candle Company, Inc.	5.250	04/02/19	11,200,608	11,291,613

Personal Products - 0.7%
NBTY, Inc.	4.250	10/02/17	18,147,341	18,288,491

Energy 5.5%				154,665,095

Energy Equipment & Services - 0.8%
Invenergy Wind LLC	9.000	11/21/17	9,473,329	9,520,696
Vantage Drilling Company	6.250	10/26/17	14,590,000	14,371,150

Oil, Gas & Consumable Fuels - 4.7%
Arch Coal, Inc.	5.750	05/16/18	25,838,900	26,011,168
Chesapeake Energy Corp.	5.750	12/01/17	26,020,000	25,559,992
EP Energy LLC	5.000	05/24/18	6,500,000	6,550,785
FTS International, Inc.	8.500	05/06/16	20,513,277	17,487,569
Plains Exploration & Production Company (T)	TBD	09/13/19	17,370,000	17,435,138
Samson Investment Company	6.000	09/25/18	23,050,000	23,177,605
SunCoke Energy, Inc.	4.000	07/26/18	14,587,461	14,550,992

Financials 2.8%				76,636,063

Capital Markets - 0.5%
Constellium Holdco BV	9.250	05/25/18	13,466,250	13,466,250

Diversified Financial Services - 1.3%
BLB Management Services, Inc.	8.500	11/05/15	10,003,779	10,049,627
Star West Generation LLC	6.000	05/17/18	25,838,975	25,774,377

Real Estate Management & Development - 1.0%
Realogy Corp.	4.459	10/10/16	24,955,623	24,899,473

2

Floating Rate Income Fund
As of 11-30-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Realogy Corp.	4.464	10/10/16	$2,451,852	$2,446,336

Health Care 13.0%				362,752,254

Biotechnology - 2.4%
Capsugel Holdings US, Inc.	4.750	08/01/18	33,690,362	33,921,983
Medpace, Inc.	6.500	06/16/17	14,224,707	13,513,472
Par Pharmaceutical Companies, Inc.	5.000	09/30/19	16,200,000	16,155,450
Quintiles Transnational Corp.	4.500	06/08/18	4,000,000	4,005,000

Health Care Equipment & Supplies - 2.5%
Bausch & Lomb, Inc.	5.250	05/17/19	15,710,625	15,918,225
BSN Medical	5.000	10/18/19	11,000,000	11,018,337
ConvaTec, Inc.	5.000	12/22/16	18,569,692	18,708,965
Immucor, Inc.	5.750	08/17/18	10,895,181	10,970,086
Kinetic Concepts, Inc.	7.000	05/04/18	12,066,071	12,179,190

Health Care Providers & Services - 5.2%
Ardent Medical Services, Inc. (T)	TBD	05/23/18	8,410,000	8,473,075
Catalent Pharma Solutions, Inc.	5.250	09/15/17	9,925,125	10,024,376
Community Health Systems, Inc.	3.812	01/25/17	411,849	414,080
CRC Health Corp.	4.862	11/16/15	29,449,617	28,566,128
Emergency Medical Services Corp.	5.250	05/25/18	26,870,976	27,131,302
Hanger Orthopedic Group, Inc.	4.000	12/01/16	17,461,081	17,504,734
MultiPlan, Inc.	4.750	08/26/17	17,525,861	17,575,161
National Healing Corp.	8.250	11/30/17	9,820,775	9,833,051
Radnet Management, Inc.	5.505	09/30/18	6,750,000	6,744,377
Universal Health Services, Inc.	3.750	11/15/16	7,459,000	7,471,434
Vanguard Health Holding Company II LLC	5.000	01/29/16	10,371,967	10,421,234

Health Care Technology - 0.2%
MedAssets, Inc.	5.000	11/16/16	7,274,562	7,274,562

Life Sciences Tools & Services - 0.8%
Pharmaceutical Product Development, Inc.	6.250	12/05/18	22,256,737	22,585,958

Pharmaceuticals - 1.9%
Quintiles Transnational Corp.	5.000	06/08/18	25,221,099	25,265,236
Warner Chilcott Company LLC	4.250	03/15/18	27,009,314	27,076,838

Industrials 10.1%				281,531,529

Aerospace & Defense - 0.7%
Delos Aircraft, Inc.	4.750	04/12/16	18,000,000	18,202,500
TransDigm, Inc.	4.000	02/14/17	1,922,822	1,929,071
Airlines - 0.6%
Delta Air Lines, Inc.	5.500	04/20/17	15,991,043	16,055,007

Commercial Services & Supplies - 3.7%
ACCO Brands Corp.	4.250	04/30/19	1,870,731	1,887,100
ADS Waste Holdings, Inc.	5.250	10/09/19	25,670,000	25,958,788
ARAMARK Corp.	2.089	01/27/14	64,096	64,032
ARAMARK Corp.	2.237	01/27/14	1,171,857	1,170,978
ARAMARK Corp.	3.400	07/26/16	72,135	72,067

3

Floating Rate Income Fund
As of 11-30-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

ARAMARK Corp.	3.459	07/26/16	$4,074,825	$4,075,844
ARAMARK Corp.	3.464	07/26/16	267,979	268,046
ARAMARK Corp.	3.566	07/26/16	927,865	926,996
Flying Fortress, Inc.	5.000	06/30/17	22,000,000	22,247,500
Language Line LLC	6.250	06/20/16	14,947,367	14,822,811
US Investigations Services, Inc.	2.958	02/21/15	13,001,235	12,091,148
US Investigations Services, Inc.	7.750	02/20/15	5,034,302	5,009,131
Waste Industries USA, Inc.	4.750	03/17/17	15,689,268	15,728,491

Electrical Equipment - 0.9%
Generac Power Systems, Inc.	6.250	05/30/18	22,942,500	23,439,595

Machinery - 2.3%
CPM Holdings, Inc.	6.250	08/29/17	7,630,000	7,677,688
Intelligrated, Inc.	6.750	07/30/18	16,000,000	16,140,000
Intelligrated, Inc.	10.500	12/31/19	6,310,000	6,357,325
Schaeffler AG	6.000	01/27/17	33,700,000	34,015,938

Professional Services - 0.8%
Fenwal, Inc.	2.459	02/28/14	21,348,768	21,308,739

Road & Rail - 0.6%
The Hertz Corp.	3.750	03/09/18	17,459,789	17,416,140

Trading Companies & Distributors - 0.5%
BakerCorp International, Inc.	5.000	06/01/18	14,611,799	14,666,594

Information Technology 5.1%				141,934,144

Communications Equipment - 1.1%
Compucom Systems	6.500	10/02/18	21,000,000	21,039,375
Compucom Systems	10.250	10/02/19	9,730,000	9,584,050

Electronic Equipment, Instruments & Components - 1.0%
Sensus USA, Inc.	4.750	05/09/17	10,462,780	10,462,780
Sensus USA, Inc.	8.500	05/09/18	4,000,000	3,995,000
Sophia LP	6.250	07/19/18	13,489,390	13,658,007

IT Services - 0.2%
Global Cash Access, Inc.	7.000	03/01/16	5,672,917	5,683,553

Semiconductors & Semiconductor Equipment - 0.4%
NXP BV	5.250	03/19/19	1,492,500	1,505,559
NXP Funding LLC	5.500	03/03/17	8,362,651	8,505,510

Software - 2.4%
First Data Corp.	4.208	03/23/18	27,695,507	26,325,576
First Data Corp.	5.208	03/24/17	5,000,000	4,895,535
First Data Corp.	5.208	09/24/18	5,000,000	4,885,940
Infor US, Inc.	5.250	04/05/18	7,974,375	8,032,524
SunGard Data Systems, Inc.	3.709	02/28/14	2,283,955	2,287,525
SunGard Data Systems, Inc.	3.864	02/26/16	21,027,203	21,073,210

4

Floating Rate Income Fund
As of 11-30-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Materials 8.4%				$233,734,313

Chemicals - 1.0%
Ashland, Inc.	3.750	08/23/18	$2,960,000	2,984,790
Kronos, Inc.	5.500	10/25/19	6,000,000	6,045,000
Kronos, Inc.	9.750	04/24/20	13,230,000	13,230,000
OM Group, Inc.	5.750	08/02/17	6,682,500	6,740,972

Construction Materials - 0.3%
Roofing Supply Group LLC	7.038	05/24/19	8,145	8,135
Wilsonart International, Inc.	5.500	10/19/19	8,780,000	8,818,413

Containers & Packaging - 1.0%
Berry Plastics Group, Inc.	2.209	04/03/15	3,366,095	3,337,062
Consolidated Container Company LLC	5.000	07/03/19	9,750,000	9,725,625
The Container Store	6.250	04/05/19	14,178,750	14,143,303

Metals & Mining - 5.3%
Essar Steel Algoma, Inc.	8.750	09/19/14	17,000,000	16,532,500
Fairmount Minerals, Ltd.	5.250	03/15/17	20,457,097	20,405,954
FMG Finance PTY, Ltd. (T)	TBD	10/18/17	47,970,000	48,089,925
Metals USA, Inc. (T)	TBD	11/15/19	21,750,000	21,559,688
Novelis, Inc. (T)	TBD	03/10/17	1,000,000	1,002,708
Novelis, Inc.	4.000	03/10/17	29,988,043	30,069,250
Walter Energy, Inc.	5.750	04/02/18	9,806,453	9,830,969

Paper & Forest Products - 0.8%
Exopack LLC	6.500	05/31/17	21,330,000	21,210,019

Telecommunication Services 3.4%				96,024,915

Diversified Telecommunication Services - 2.3%
Crown Castle Operating Company	4.000	01/31/19	22,875,802	22,975,884
Intelsat Jackson Holdings SA	4.500	04/02/18	23,057,390	23,139,728
Syniverse Holdings, Inc.	5.000	04/23/19	6,882,750	6,899,957
Telesat Canada	4.250	03/28/19	11,221,875	11,244,319

Wireless Telecommunication Services - 1.1%
MetroPCS Wireless, Inc.	4.000	03/16/18	10,342,369	10,366,073
MetroPCS Wireless, Inc.	4.071	11/03/16	6,565,141	6,578,035
Vodafone Group PLC	6.250	07/11/16	14,530,313	14,820,919

Utilities 5.5%				152,010,343

Electric Utilities - 3.3%
Astoria Generating Company Acquisitions LLC	8.500	10/26/17	24,800,000	24,810,342
EquiPower Resources Corp.	5.500	12/21/18	31,421,250	31,499,803
Texas Competitive Electric Holdings Company LLC	4.743	10/10/17	52,084,306	33,724,588

Independent Power Producers & Energy Traders -
2.2%
Dynegy Power LLC	9.250	08/04/16	15,071,993	15,656,032
GenOn Energy, Inc.	6.500	12/01/17	11,025,000	11,057,160
NRG Energy, Inc.	4.000	07/02/18	6,418,750	6,462,077
The AES Corp.	4.250	06/01/18	18,083,888	18,260,966
Windsor Financing LLC (T)	TBD	10/31/19	10,500,000	10,539,375

5

Floating Rate Income Fund
As of 11-30-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 8.7%				$242,494,009

(Cost $236,657,644)

Consumer Discretionary 1.4%				38,541,800

Media - 1.4%
CCO Holdings LLC	7.000	01/15/19	$6,000,000	6,495,000
CCO Holdings LLC	7.875	04/30/18	2,970,000	3,207,600
CCO Holdings LLC	8.125	04/30/20	2,300,000	2,587,500
Nara Cable Funding, Ltd. (S)	8.875	12/01/18	5,260,000	5,023,300
Univision Communications, Inc. (S)	6.750	09/15/22	13,480,000	13,614,800
Univision Communications, Inc. (S)	6.875	05/15/19	2,500,000	2,575,000
Univision Communications, Inc. (S)	7.875	11/01/20	4,720,000	5,038,600

Consumer Staples 0.8%				22,160,821

Household Products - 0.8%
Reynolds Group Issuer, Inc. (S)	5.750	10/15/20	20,680,000	21,145,300

Tobacco - 0.0%
Alliance One International, Inc.	10.000	07/15/16	980,000	1,015,521

Energy 1.5%				40,849,913

Electric Utilities - 0.1%
Energy Future Intermediate Holding Company LLC (S)	6.875	08/15/17	3,500,000	3,587,500

Energy Equipment & Services - 0.9%
Hercules Offshore, Inc. (S)	7.125	04/01/17	20,890,000	21,412,250
Hercules Offshore, Inc. (S)	10.500	10/15/17	3,461,000	3,677,313

Oil, Gas & Consumable Fuels - 0.5%
Chesapeake Energy Corp.	6.125	02/15/21	5,160,000	5,224,500
Chesapeake Energy Corp.	6.775	03/15/19	2,740,000	2,746,850
Chesapeake Energy Corp.	7.250	12/15/18	1,820,000	1,956,500
Chesapeake Energy Corp.	9.500	02/15/15	2,000,000	2,245,000

Financials 1.0%				27,614,350

Consumer Finance - 0.6%
SLM Corp.	7.250	01/25/22	3,500,000	3,841,250
SLM Corp.	8.000	03/25/20	11,100,000	12,681,750

Diversified Financial Services - 0.1%
International Lease Finance Corp. (S)	7.125	09/01/18	3,300,000	3,819,750

Real Estate Management & Development - 0.3%
Realogy Corp. (S)	7.875	02/15/19	6,860,000	7,271,600

Industrials 0.8%				22,843,935

Airlines - 0.2%
Delta Air Lines 2012-1 Class B Pass Through Trust (S)	6.875	05/07/19	5,630,000	5,925,575

Marine - 0.6%
Horizon Lines LLC	11.000	10/15/16	17,176,000	16,918,360

Information Technology 0.6%				15,790,100

Software - 0.6%
First Data Corp. (S)	6.750	11/01/20	14,000,000	14,105,000

6

Floating Rate Income Fund
As of 11-30-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Information Technology (continued)

First Data Corp. (S)	7.375	06/15/19	$1,640,000	$1,685,100

Materials 1.2%				34,392,600

Chemicals - 0.2%
Georgia Gulf Corp. (S)	9.000	01/15/17	4,500,000	5,017,500

Metals & Mining - 0.8%
Midwest Vanadium Pty, Ltd. (S)	11.500	02/15/18	7,000,000	4,375,000
Molycorp, Inc. (S)	10.000	06/01/20	14,160,000	12,744,000
Ryerson, Inc. (S)	9.000	10/15/17	6,800,000	6,732,000

Paper & Forest Products - 0.2%
Appleton Papers, Inc. (S)	10.500	06/15/15	5,160,000	5,482,500
Verso Paper Holdings LLC (S)	11.750	01/15/19	65,000	41,600

Telecommunication Services 0.8%				23,636,000

Diversified Telecommunication Services - 0.6%
Wind Acquisition Finance SA (S)	7.250	02/15/18	17,650,000	17,473,500

Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (S)	9.000	11/15/18	5,000,000	6,162,500

Utilities 0.6%				16,664,490

Independent Power Producers & Energy Traders - 0.6%
Calpine Construction Finance Company LP (S)	8.000	06/01/16	7,000,000	7,472,500
Calpine Corp. (S)	7.250	10/15/17	7,657,000	8,192,990
Calpine Corp. (S)	7.875	07/31/20	900,000	999,000

			Shares	Value

Common Stocks 0.1%				$3,973,014

(Cost $1,848,605)

Consumer Discretionary 0.0%				904,225

Hotels, Restaurants & Leisure - 0.0%
Tropicana Entertainment, Inc. (I)			72,338	904,225

Materials 0.1%				3,068,789

Chemicals - 0.1%
LyondellBasell Industries NV, Class A			61,709	3,068,789

Preferred Securities 0.5%				$12,847,860

(Cost $12,330,000)

Financials 0.5%				12,847,860

Diversified Financial Services - 0.5%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)			493,200	12,847,860

7

Floating Rate Income Fund
As of 11-30-12 (Unaudited)

		Maturity	Par value
	Yield(%)*	date		Value

Short-Term Investments 9.8%				$274,206,365

(Cost $274,206,365)

U.S. Government & Agency
Obligations 1.9%				54,591,757

Federal Home Loan Bank Discount Notes	0.080	12/03/12	$54,592,000	54,591,757

			Par value	Value

Repurchase Agreement 7.9%				219,614,608

Repurchase Agreement with Bank of America dated 11-30-12 at
0.190% to be repurchased at $95,612,514 on 12-3-12, collateralized by $95,605,000 U.S. Treasury Notes, 1.750% due 3-31-14 (valued
at $97,523,206 including interest).			95,611,000	95,611,000
Repurchase Agreement with Goldman Sachs dated 11-30-12 at
0.220% to be repurchased at $122,591,247 on 12-3-12,
collateralized by $124,650,000 Federal National Mortgage
Association, 0.730% due 7-3-15 (valued at $125,039,531, including
interest)			122,589,000	122,589,000
Repurchase Agreement with State Street Corp. dated 11-30-12 at
0.010% to be repurchased at $1,414,609 on 12-3-12, collateralized by $1,475,000 Federal National Mortgage Association, 2.080% due
11-2-22 (valued at $1,484,219, including interest)			1,414,608	1,414,608

Total investments (Cost $2,874,441,836)† 103.7%				$2,892,756,758

Other assets and liabilities, net (3.7%)				($102,841,963)

Total net assets 100.0%				$2,789,914,795

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

LIBOR London Interbank Offered Rate

TBD To Be Determined

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

* Yield represents the annualized yield at the date of purchase at period end.

† At 11-30-12, the aggregate cost of investment securities for federal income tax purposes was $2,878,279,636. Net unrealized appreciation aggregated $14,477,122, of which $42,644,213 related to appreciated investment securities and $28,167,091 related to depreciated investment securities.

8

Floating Rate Income Fund
As of 11-30-12 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/12	Price	Inputs	Inputs
Term Loans
Consumer Discretionary	$689,763,685	—	$689,763,685	—
Consumer Staples	170,183,169	—	170,183,169	—
Energy	154,665,095	—	154,665,095	—
Financials	76,636,063	—	76,636,063	—
Health Care	362,752,254	—	362,752,254	—
Industrials	281,531,529	—	281,531,529	—
Information Technology	141,934,144	—	141,934,144	—
Materials	233,734,313	—	233,734,313	—
Telecommunication Services	96,024,915	—	96,024,915	—
Utilities	152,010,343	—	152,010,343	—
Corporate Bonds
Consumer Discretionary	38,541,800	—	38,541,800	—

9

Floating Rate Income Fund
As of 11-30-12 (Unaudited)

Consumer Staples	22,160,821	—	22,160,821	—
Energy	40,849,913	—	40,849,913	—
Financials	27,614,350	—	27,614,350	—
Industrials	22,843,935	—	22,843,935	—
Information Technology	15,790,100	—	15,790,100	—
Materials	34,392,600	—	34,392,600	—
Telecommunication Services	23,636,000	—	23,636,000	—
Utilities	16,664,490	—	16,664,490	—
Common Stocks
Consumer Discretionary	904,225	—	904,225	—
Materials	3,068,789	$3,068,789	—	—
Preferred Securities
Financials	12,847,860	12,847,860	—	—
Short-Term Investments
U.S. Government & Agency Obligations	54,591,757	—	54,591,757	—
Repurchase Agreement	219,614,608	—	219,614,608	—

Total investments in Securities	$2,892,756,758	$15,916,649	$2,876,840,109	—

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

At November 30, 2012, the Fund had $727,200 in unfunded loan commitments outstanding.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

10

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.

328Q1 11/12
1/13

John Hancock

MUTUAL FUNDS

John Hancock Alternative Asset Allocation Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2012

Alternative Asset Allocation Fund
As of 11-30-12 (Unaudited)

Investment Companies
Underlying Funds’ Subadvisers

Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
First Quadrant, LP	(First Quadrant)
John Hancock Asset Management[1]	(John Hancock)
Pacific Investment Management Company LLC	(PIMCO)
RCM Capital Management LLC	(RCM)
RS Investment Management Company LLC	(RS Investments)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company, LLP	(Wellington)

	Shares	Value

Affiliated Investment Companies 86.7%		$283,133,535

(Cost $277,370,654)

EQUITY 21.8%

John Hancock Funds II (G)		71,101,400

Emerging Markets, Class NAV (DFA)	730,975	7,492,490
Global Real Estate, Class NAV (Deutsche)	814,938	6,682,491
Natural Resources, Class NAV (RS Investments/Wellington)	395,121	6,479,991
Redwood, Class NAV (RCM)	2,998,625	32,804,956
Technical Opportunities, Class NAV (Wellington)	1,702,845	17,641,472

FIXED INCOME 35.8%

John Hancock Funds II (G)		117,044,841

Global High Yield, Class NAV (Stone Harbor)	3,033,704	32,399,956
Multi-Sector Bond, Class NAV (Stone Harbor)	3,524,506	36,725,350
Real Return Bond, Class NAV (PIMCO)	1,160,135	15,244,179
Strategic Income Opportunities, Class NAV (John Hancock1) (A)	2,949,039	32,675,356

ALTERNATIVE 29.1%

John Hancock Funds II (G)		94,987,294

Currency Strategies, Class NAV (First Quadrant) (I)	5,068,354	48,504,150
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	4,315,984	46,483,144

Unaffiliated Funds 12.3%		$40,297,377

(Cost $40,493,343)

Equity 12.3%		40,297,377

Market Vectors Gold Miners ETF	42,411	2,016,643
PowerShares DB Commodity Index Tracking Fund (I)	329,311	9,253,639
PowerShares DB Gold Fund (I)	122,080	7,183,187
Powershares DB Silver Fund (I)	27,615	1,593,935
Turner Spectrum Fund Institutional Class I	1,854,393	20,249,973

Total investments (Cost $317,863,997)† 99.0%		$323,430,912

Other assets and liabilities, net 1.0%		$3,329,394

Total net assets 100.0%		$326,760,306

Percentages are based upon net assets

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund's subadviser is shown parenthetically.

(I) Non-income producing.

1

Alternative Asset Allocation Fund
As of 11-30-12 (Unaudited)

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

† At 11-30-12, the aggregate cost of investment securities for federal income tax purposes was $320,081,183. Net unrealized appreciation aggregated $3,349,729, of which $6,012,816 related to appreciated investment securities and $2,663,087 related to depreciated investment securities.

2

Alternative Asset Allocation Fund
As of 11-30-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2012, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

3

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund.

345Q1 11/12
1/13

John Hancock

MUTUAL FUNDS

John Hancock Natural Resources Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2012

Natural Resources Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Common Stocks 95.9%		$733,895,884

(Cost $752,567,109)

Energy 58.8%		449,880,769

Energy Equipment & Services 5.9%
Baker Hughes, Inc.	104,952	4,528,679
Cameron International Corp. (I)	90,856	4,901,681
Dril-Quip, Inc. (I)	53,348	3,754,099
National Oilwell Varco, Inc.	55,264	3,774,531
Noble Corp.	113,372	3,910,200
Patterson-UTI Energy, Inc. (L)	381,396	6,773,593
Saipem SpA	102,085	4,544,014
Schlumberger, Ltd.	134,832	9,656,668
Tidewater, Inc.	68,580	3,076,499

Oil, Gas & Consumable Fuels 52.9%
Anadarko Petroleum Corp.	152,688	11,175,235
ARC Resources, Ltd.	478,000	11,972,256
BG Group PLC	1,229,477	21,092,494
BP PLC, ADR	227,401	9,496,266
Cabot Oil & Gas Corp.	231,400	10,898,940
Canadian Natural Resources, Ltd.	191,392	5,508,529
Chevron Corp.	175,508	18,549,441
Cobalt International Energy, Inc. (I)	170,312	3,971,676
Concho Resources, Inc. (I)	213,570	17,141,128
ConocoPhillips	132,496	7,544,322
CONSOL Energy, Inc.	165,302	5,182,218
Denbury Resources, Inc. (I)	1,024,021	15,800,644
Encana Corp. (L)	174,838	3,819,384
EOG Resources, Inc.	87,820	10,329,388
EQT Corp.	205,722	12,355,663
Imperial Oil, Ltd.	268,901	11,476,695
Kosmos Energy, Ltd. (I)	156,050	1,850,753
Laredo Petroleum Holdings, Inc. (I)	392,438	7,464,171
Marathon Petroleum Corp.	136,992	8,156,504
New Hope Corp., Ltd	170,534	726,060
Occidental Petroleum Corp.	201,300	15,139,773
Oil Search, Ltd.	2,901,966	21,587,169
Ophir Energy PLC (I)	863,798	6,894,895
Peabody Energy Corp.	290,056	7,283,306
Petroleo Brasileiro SA, ADR	239,799	4,309,188
Peyto Exploration & Development Corp.	800,694	20,054,630
Phillips 66	182,780	9,572,189
Pioneer Natural Resources Company	85,872	9,188,304
QEP Resources, Inc.	271,849	7,644,394
Range Resources Corp.	240,300	15,384,006
Reliance Industries, Ltd.	288,229	4,198,161
Reliance Industries, Ltd., GDR (London Exchange) (S)	46,941	1,381,801
Repsol SA	299,896	6,360,237
Repsol SA, ADR	149,020	3,162,204
Rosetta Resources, Inc. (I)	83,000	3,730,020
Salamander Energy PLC (I)	3,076,645	8,972,308
Sasol, Ltd., ADR	120,236	5,091,995
Southwestern Energy Company (I)	658,248	22,847,788
Statoil ASA, ADR (L)	298,464	7,279,537
Suncor Energy, Inc.	259,484	8,479,238

1

Natural Resources Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Energy (continued)

Tesoro Corp.	125,656	$5,312,736
Tullow Oil PLC	553,906	12,218,558
Whiting Petroleum Corp. (I)	103,877	4,356,601

Financials 0.5%		3,965,710

Diversified Financial Services 0.5%
PICO Holdings, Inc. (I)	219,100	3,965,710

Industrials 0.4%		3,214,048

Commercial Services & Supplies 0.4%
Mineral Resources, LTD.	368,043	3,214,048

Materials 33.8%		258,479,364

Chemicals 5.3%
FMC Corp.	173,731	9,635,121
LyondellBasell Industries NV, Class A	178,708	8,887,149
The Mosaic Company	406,356	21,967,605

Construction Materials 2.9%
CRH PLC	318,515	5,830,124
Martin Marietta Materials, Inc.	179,110	16,119,900

Metals & Mining 25.6%
Alumina, Ltd.	5,371,676	5,354,298
Anglo American Platinum, Ltd.	79,541	3,498,541
AngloGold Ashanti, Ltd., ADR	102,932	3,187,804
Antofagasta PLC	905,462	18,707,638
ArcelorMittal (L)	383,572	5,830,294
Barrick Gold Corp. (L)	93,828	3,257,792
BHP Billiton PLC	568,416	17,925,413
Compania de Minas Buenaventura SA, ADR	111,656	3,658,967
Compass Minerals International, Inc.	233,028	17,803,339
First Quantum Minerals, Ltd.	508,284	10,438,409
Fortescue Metals Group, Ltd. (L)	1,751,987	7,169,562
Freeport-McMoRan Copper & Gold, Inc.	372,040	14,513,280
Glencore International PLC (L)	2,134,044	11,822,454
Goldcorp, Inc. (New York Exchange)	94,136	3,668,399
Goldcorp, Inc. (Toronto Exchange)	269,100	10,414,170
Hudbay Minerals, Inc.	254,500	2,450,835
Iluka Resources, Ltd.	1,620,965	14,094,678
Mongolian Mining Corp. (I)	9,343,500	4,662,424
New Gold, Inc. (I)	500,753	5,323,001
Rio Tinto PLC	217,179	10,814,510
Teck Resources, Ltd., Class B (L)	209,676	7,059,791
Turquoise Hill Resources, Ltd. (I)	1,218,800	9,055,684
Vedanta Resources PLC	310,033	5,328,181

Paper & Forest Products 0.0%
Sino-Forest Corp. (I)	1,073,800	1

Utilities 2.4%		18,355,993

Independent Power Producers & Energy Traders 2.4%
Calpine Corp. (I)	1,063,499	18,355,993

2

Natural Resources Fund
As of 11-30-12 (Unaudited)

		Shares	Value

Warrants 0.3%			$2,584,895

(Cost $5,667,631)

NMDC, Ltd. (Expiration date: 3-25-15, Strike Price: INR 0.00001) (I)		863,890	2,584,895

	Yield	Shares	Value

Securities Lending Collateral 5.4%			$41,312,216

(Cost $41,315,372)

John Hancock Collateral Investment Trust (W)	0.2768%(Y)	4,128,373	41,312,216

		Shares	Value

Short-Term Investments 4.0%			$30,261,000

(Cost $30,261,000)

Repurchase Agreement 4.0%			30,261,000

Deutsche Bank Securities Tri-Party Repurchase Agreement dated 11-30-12 at 0.250%
to be repurchased at $8,500,177 on 12-3-12, collateralized by $7,788,938
Government National Mortgage Association, 5.00% due 9-20-39 (valued at
$8,670,000, including interest)		8,500,000	8,500,000
Repurchase Agreement with State Street Corp. dated 11-30-12 at 0.010% to be repurchased at $21,761,018 on 12-3-12, collateralized by $22,170,000 Federal
Natioal Mortgage Association, 1.960% due 11-7-22 (valued at $22,197,757 including
interest)		21,761,000	21,761,000

Total investments (Cost $829,811,112)† 105.6%			$808,053,995

Other assets and liabilities, net (5.6%)			($42,591,546)

Total net assets 100.0%			$765,462,449

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

GDR Global Depositary Receipt

INR Indian Rupee

(I) Non-income producing security.

(L) A portion of this security is on loan as of 11-30-12.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. This investment represents securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 11-30-12.

3

Natural Resources Fund
As of 11-30-12 (Unaudited)

† At 11-30-12, the aggregate cost of investment securities for federal income tax purposes was $846,388,345. Net unrealized depreciation aggregated $38,334,350, of which $37,304,309 related to appreciated investment securities and $75,638,659 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 11-30-12.

United States	51.9%
Canada	14.8%
United Kingdom	14.6%
Australia	6.8%
Switzerland	2.1%
South Africa	1.5%
Spain	1.2%
Netherlands	1.2%
Ireland	1.1%
Norway	1.0%
Other Countries	3.8%

4

Natural Resources Fund
As of 11-30-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2012 by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/12	Price	Inputs	Inputs

Common Stocks
Energy	$449,880,769	$361,905,072	$87,975,697	—
Financials	3,965,710	3,965,710	—	—
Industrials	3,214,048	—	3,214,048	—
Materials	258,479,364	153,271,540	105,207,824	—
Utilities	18,355,993	18,355,993	—	—
Warrants	2,584,895	—	2,584,895	—
Securities Lending Collateral	41,312,216	41,312,216	—	—
Short-Term Investments	30,261,000	—	30,261,000	—

Total investments in Securities	$808,053,995	$578,810,531	$229,243,464	—

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which

Natural Resources Fund
As of 11-30-12 (Unaudited)

time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Natural Resources Fund.

354Q1 11/12
1/13

John Hancock
MUTUAL FUNDS

John Hancock Strategic Income Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2012

Strategic Income Opportunities Fund
As of 11-30-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Corporate Bonds 44.2%				$1,543,741,781

(Cost $1,455,707,240)

Consumer Discretionary 7.9%				277,553,450

Auto Components 1.3%
Allison Transmission, Inc. (S)	7.125	05/15/19	8,000,000	8,520,000
American Axle & Manufacturing, Inc.	6.625	10/15/22	10,415,000	10,571,225
Hyva Global BV (S)	8.625	03/24/16	2,600,000	2,496,000
Lear Corp.	8.125	03/15/20	3,186,000	3,560,355
Tenneco, Inc.	6.875	12/15/20	2,545,000	2,739,056
The Goodyear Tire & Rubber Company	7.000	05/15/22	15,480,000	16,524,900
The Goodyear Tire & Rubber Company	8.750	08/15/20	1,905,000	2,152,650
TRW Automotive, Inc. (S)	8.875	12/01/17	340,000	374,000

Automobiles 0.6%
Chrysler Group LLC	8.250	06/15/21	1,605,000	1,767,506
Ford Motor Company	6.625	10/01/28	5,829,000	6,578,953
Ford Motor Company	7.450	07/16/31	3,139,000	3,939,445
Ford Motor Credit Company LLC	4.250	02/03/17	5,680,000	6,040,731
Ford Motor Credit Company LLC	8.700	10/01/14	1,100,000	1,233,085

Hotels, Restaurants & Leisure 1.2%
Ameristar Casinos, Inc.	7.500	04/15/21	1,260,000	1,341,900
Arcos Dorados Holdings, Inc. (BRL) (D)(S)	10.250	07/13/16	7,480,000	3,768,355
CCM Merger, Inc. (S)	9.125	05/01/19	7,475,000	7,475,000
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15	1,295,000	809
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20	464,000	440,800
MGM Resorts International	6.625	07/15/15	13,880,000	14,782,200
MGM Resorts International (S)	8.625	02/01/19	2,550,000	2,792,250
Waterford Gaming LLC (S)	8.625	09/15/14	1,348,033	742,543
Wok Acquisition Corp. (S)	10.250	06/30/20	10,930,000	11,503,825

Household Durables 0.5%
Beazer Homes USA, Inc. (S)	6.625	04/15/18	1,480,000	1,576,200
Beazer Homes USA, Inc.	8.125	06/15/16	4,180,000	4,409,900
Beazer Homes USA, Inc.	9.125	06/15/18	330,000	339,900
Beazer Homes USA, Inc.	9.125	05/15/19	1,575,000	1,630,125
Corporacion GEO SAB de CV (S)	9.250	06/30/20	1,200,000	1,260,000
Meritage Homes Corp.	7.000	04/01/22	2,545,000	2,761,325
Standard Pacific Corp.	8.375	05/15/18	2,020,000	2,333,100
Standard Pacific Corp.	8.375	01/15/21	1,385,000	1,585,825

Media 3.6%
AMC Entertainment, Inc.	8.750	06/01/19	7,285,000	8,013,500
AMC Entertainment, Inc.	9.750	12/01/20	6,210,000	6,986,250
Cablevision Systems Corp.	8.000	04/15/20	9,380,000	10,364,900
Cablevision Systems Corp.	8.625	09/15/17	2,680,000	3,075,300
CCO Holdings LLC	7.000	01/15/19	9,960,000	10,781,700
Cinemark USA, Inc.	7.375	06/15/21	3,200,000	3,504,000
Cinemark USA, Inc.	8.625	06/15/19	500,000	552,500
Clear Channel Communications, Inc.	9.000	03/01/21	1,690,000	1,491,425
Clear Channel Communications, Inc.	10.750	08/01/16	9,175,000	6,674,813
Clear Channel Communications, Inc., PIK	11.000	08/01/16	5,434,203	3,939,797
Comcast Corp.	4.950	06/15/16	1,165,000	1,319,865
DISH DBS Corp.	4.625	07/15/17	1,405,000	1,450,663
DISH DBS Corp.	7.875	09/01/19	14,375,000	16,998,438
Gray Television, Inc. (S)	7.500	10/01/20	1,250,000	1,250,000

1

Strategic Income Opportunities Fund
As of 11-30-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Consumer Discretionary (continued)

Lamar Media Corp. (S)	5.000	05/01/23	4,506,000	$4,517,265
Ono Finance II PLC (S)	10.875	07/15/19	395,000	347,600
Quebecor Media, Inc. (CAD) (D)(S)	7.375	01/15/21	985,000	1,061,006
Regal Entertainment Group	9.125	08/15/18	1,530,000	1,694,475
Shaw Communications, Inc. (CAD) (D)	5.500	12/07/20	1,580,000	1,785,407
Shaw Communications, Inc. (CAD) (D)	5.700	03/02/17	610,000	682,100
Shaw Communications, Inc. (CAD) (D)	6.500	06/02/14	1,225,000	1,311,324
Sirius XM Radio, Inc. (S)	5.250	08/15/22	2,975,000	2,967,563
Univision Communications, Inc. (S)	6.750	09/15/22	8,970,000	9,059,700
Videotron Ltee (CAD) (D)	7.125	01/15/20	290,000	316,756
Videotron Ltee (CAD) (D)(S)	7.125	01/15/20	1,780,000	1,946,326
Virgin Media Secured Finance PLC	5.250	01/15/21	1,260,000	1,466,078
WMG Acquisition Corp.	11.500	10/01/18	11,460,000	12,949,800
XM Satellite Radio, Inc. (S)	7.625	11/01/18	7,200,000	7,956,000

Multiline Retail 0.2%
Macy's Retail Holdings, Inc.	7.875	08/15/36	4,429,000	4,902,270
Michaels Stores, Inc.	11.375	11/01/16	2,725,000	2,851,031

Specialty Retail 0.3%
Automotores Gildemeister SA (S)	8.250	05/24/21	6,505,000	7,041,663
Empire Today LLC (S)	11.375	02/01/17	338,000	360,815
Hillman Group, Inc.	10.875	06/01/18	2,640,000	2,841,300
Toys R Us Property Company II LLC	8.500	12/01/17	1,285,000	1,371,738

Textiles, Apparel & Luxury Goods 0.2%
Burlington Coat Factory Warehouse Corp.	10.000	02/15/19	4,795,000	5,250,525
PVH Corp.	7.375	05/15/20	2,885,000	3,227,594

Consumer Staples 1.9%				66,223,527

Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc. (BRL) (D)	9.750	11/17/15	7,218,000	3,783,302
Corporacion Lindley SA (S)	6.750	11/23/21	2,745,000	3,170,475

Food & Staples Retailing 0.3%
Rite Aid Corp.	9.250	03/15/20	10,100,000	10,302,000

Food Products 0.4%
B&G Foods, Inc.	7.625	01/15/18	2,755,000	2,968,513
Corporacion Pesquera Inca SAC (S)	9.000	02/10/17	2,310,000	2,471,700
Marfrig Holding Europe BV (S)	8.375	05/09/18	2,009,000	1,677,515
Simmons Foods, Inc. (S)	10.500	11/01/17	4,285,000	3,738,663
TreeHouse Foods, Inc.	7.750	03/01/18	2,005,000	2,195,475

Household Products 1.0%
Reynolds Group Issuer, Inc.	8.250	02/15/21	870,000	863,475
Reynolds Group Issuer, Inc.	8.500	05/15/18	3,295,000	3,352,663
Reynolds Group Issuer, Inc.	9.000	04/15/19	20,795,000	21,418,850
Yankee Candle Company, Inc.	8.500	02/15/15	121,000	121,908
Yankee Candle Company, Inc., Series B	9.750	02/15/17	1,120,000	1,164,800
YCC Holdings LLC, PIK	10.250	02/15/16	7,485,000	7,746,975

Personal Products 0.0%
Revlon Consumer Products Corp.	9.750	11/15/15	1,185,000	1,247,213

Energy 4.3%				150,236,938

Energy Equipment & Services 0.6%
Calfrac Holdings LP (S)	7.500	12/01/20	3,485,000	3,415,300

2

Strategic Income Opportunities Fund
As of 11-30-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Energy (continued)

Forbes Energy Services, Ltd.	9.000	06/15/19	2,325,000	$2,098,313
Inkia Energy, Ltd. (S)	8.375	04/04/21	6,790,000	7,502,950
PHI, Inc.	8.625	10/15/18	3,880,000	4,132,200
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	1,575,000	1,665,563
Weatherford International, Ltd.	9.625	03/01/19	800,000	1,030,042

Oil, Gas & Consumable Fuels 3.7%
Alpha Natural Resources, Inc.	6.250	06/01/21	5,530,000	4,866,400
Arch Coal, Inc.	7.000	06/15/19	2,640,000	2,369,400
Arch Coal, Inc.	7.250	06/15/21	7,650,000	6,846,750
Bill Barrett Corp.	7.000	10/15/22	6,780,000	6,788,475
Carrizo Oil & Gas, Inc.	7.500	09/15/20	2,990,000	3,034,850
EP Energy LLC	7.750	09/01/22	4,965,000	5,151,188
EP Energy LLC	9.375	05/01/20	10,658,000	11,803,735
EPL Oil & Gas, Inc.	8.250	02/15/18	1,325,000	1,318,375
EV Energy Partners LP	8.000	04/15/19	4,420,000	4,641,000
Forest Oil Corp. (S)	7.500	09/15/20	1,090,000	1,122,700
Halcon Resources Corp. (S)	8.875	05/15/21	1,270,000	1,314,450
Linn Energy LLC (S)	6.250	11/01/19	5,990,000	6,012,463
Linn Energy LLC	8.625	04/15/20	2,140,000	2,337,950
MarkWest Energy Partners LP	6.500	08/15/21	2,085,000	2,267,438
McMoRan Exploration Company	11.875	11/15/14	5,875,000	5,933,750
Niska Gas Storage US LLC	8.875	03/15/18	3,550,000	3,603,250
Peabody Energy Corp.	6.250	11/15/21	6,160,000	6,391,000
Pertamina Persero PT (S)	5.250	05/23/21	2,410,000	2,684,138
Pertamina Persero PT (S)	6.500	05/27/41	1,730,000	2,054,375
Petrobras International Finance Company	5.375	01/27/21	3,600,000	4,045,820
Petroleos Mexicanos	6.000	03/05/20	2,120,000	2,544,000
Plains Exploration & Production Company	6.875	02/15/23	9,065,000	9,336,950
RDS Ultra-Deepwater, Ltd. (S)	11.875	03/15/17	5,065,000	5,698,125
Regency Energy Partners LP	9.375	06/01/16	2,802,000	3,012,150
Samson Investment Company (S)	9.750	02/15/20	7,200,000	7,614,000
SandRidge Energy, Inc.	7.500	02/15/23	5,985,000	6,224,400
Valero Energy Corp.	4.500	02/01/15	485,000	520,306
Valero Energy Corp.	6.125	02/01/20	485,000	590,084
W&T Offshore, Inc.	8.500	06/15/19	4,285,000	4,499,250
W&T Offshore, Inc. (S)	8.500	06/15/19	1,800,000	1,890,000
Westmoreland Coal Company	10.750	02/01/18	3,315,000	3,315,000
Williams Partners LP	7.250	02/01/17	460,000	560,798

Financials 15.4%				538,954,684

Capital Markets 0.5%
Affinion Group Holdings, Inc.	11.625	11/15/15	4,370,000	3,015,300
E*Trade Financial Corp.	6.000	11/15/17	4,335,000	4,389,188
E*Trade Financial Corp.	6.750	06/01/16	3,295,000	3,459,750
Hongkong Land Treasury Services (Singapore) Pte, Ltd.
(SGD) (D)	3.860	12/29/17	2,500,000	2,165,013
Temasek Financial I, Ltd. (SGD) (D)	3.265	02/19/20	5,250,000	4,764,812

Commercial Banks 4.3%
ANZ National International, Ltd. (SGD) (D)	2.950	07/27/15	2,750,000	2,313,461
Banco Safra SA (BRL) (D) (S)	10.250	08/08/16	3,326,000	1,657,708
Banco Votorantim SA (BRL) (D)(S)	6.250	05/16/16	7,000,000	3,793,851
Bancolombia SA	5.950	06/03/21	4,495,000	5,180,488
BBVA Bancomer SA (S)	6.500	03/10/21	3,995,000	4,474,400
Citizens Republic Bancorp, Inc.	5.750	02/01/13	3,500,000	3,457,902

3

Strategic Income Opportunities Fund
As of 11-30-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Financials (continued)

DBS Bank, Ltd. (IDR) (D)(S)	6.890	12/23/13	86,000,000,000	$8,932,131
First Niagara Financial Group, Inc.	7.250	12/15/21	13,890,000	16,566,034
First Tennessee Bank NA	5.050	01/15/15	508,000	531,002
Regions Bank	6.450	06/26/37	1,250,000	1,303,125
Regions Financial Corp.	7.375	12/10/37	3,615,000	3,926,794
Royal Bank of Scotland Group PLC	6.125	12/15/22	18,340,000	18,786,396
Standard Chartered Bank (SGD) (D)	2.220	07/05/13	6,000,000	4,939,948
State Bank of India/London (S)	4.500	07/27/15	1,760,000	1,848,964
Synovus Financial Corp.	5.125	06/15/17	10,345,000	10,034,650
Synovus Financial Corp.	7.875	02/15/19	4,515,000	4,966,500
The Royal Bank of Scotland Group PLC (7.648% to
09/30/2031, then 3 month LIBOR + 2.500%) (Q)	7.648	09/30/31	10,355,000	10,329,113
The Royal Bank of Scotland PLC (SGD) (D)(P)	2.195	03/31/14	7,500,000	6,115,904
United Community Banks, Inc. (S)	7.500	09/30/15	2,075,000	1,960,875
Wells Fargo & Company	2.625	12/15/16	5,845,000	6,181,473
Western Alliance Bancorp	10.000	09/01/15	2,200,000	2,425,500
Wilmington Trust Corp.	4.875	04/15/13	3,905,000	3,942,703
Wilmington Trust Corp.	8.500	04/02/18	10,405,000	13,022,034
Zions Bancorporation	4.000	06/20/16	5,875,000	5,992,500
Zions Bancorporation	6.000	09/15/15	5,930,000	6,282,651

Consumer Finance 0.2%
Capital One Financial Corp.	6.150	09/01/16	6,605,000	7,598,319

Diversified Financial Services 6.4%
Alfa Bank OJSC (S)	7.750	04/28/21	2,450,000	2,682,750
Banco Continental SA (7.375% to 10/07/2020, then 3 month
LIBOR + 6.802%) (S)	7.375	10/07/40	1,625,000	1,803,540
Citigroup, Inc. (NZD) (D)	6.250	06/29/17	8,565,000	7,470,613
Citigroup, Inc. (5.950% to 01/30/2023, then 3 month LIBOR +
4.069%) (Q)	5.950	01/30/23	9,675,000	9,844,313
Corporacion Andina de Fomento	3.750	01/15/16	2,210,000	2,320,047
Council of Europe Development Bank (AUD) (D)	5.250	05/27/13	2,760,000	2,902,196
Eurofima (AUD) (D)	6.000	01/28/14	8,090,000	8,682,307
European Investment Bank (NOK) (D)	4.250	02/04/15	70,100,000	12,983,063
European Investment Bank (AUD) (D)	5.375	05/20/14	13,665,000	14,647,782
European Investment Bank (NZD) (D)	6.500	09/10/14	3,920,000	3,404,682
Forethought Financial Group, Inc. (S)	8.625	04/15/21	3,000,000	3,823,788
General Electric Capital Australia Funding Pty, Ltd. (AUD)
(D)	6.750	02/18/14	2,200,000	2,377,734
General Electric Capital Australia Funding Pty, Ltd. (AUD)
(D)	7.000	10/08/15	5,300,000	5,973,862
General Electric Capital Corp. (SEK) (D)	4.875	04/05/16	41,000,000	6,621,784
General Electric Capital Corp. (7.125% until 06/15/2022, then
3 month LIBOR + 5.296%) (Q)	7.125	06/15/22	11,800,000	13,290,930
General Electric Capital Corp., Series A (NZD) (D)	7.625	12/10/14	14,055,000	12,412,409
Gruposura Finance (S)	5.700	05/18/21	3,475,000	3,848,563
Inter-American Development Bank (INR) (D)	4.750	01/10/14	166,600,000	3,005,814
Inter-American Development Bank (AUD) (D)	5.375	05/27/14	5,000,000	5,388,913
Inter-American Development Bank, Series MPLE (CAD) (D)	4.250	12/02/12	495,000	498,314
Intercorp Retail Trust (S)	8.875	11/14/18	3,010,000	3,401,300
International Bank for Reconstruction & Development (NZD)
(D)	4.500	08/16/16	5,300,000	4,559,532
International Bank for Reconstruction & Development (NZD)
(D)	5.375	12/15/14	7,930,000	6,829,384
International Finance Corp. (AUD) (D)	7.500	02/28/13	2,515,000	2,650,125

4

Strategic Income Opportunities Fund
As of 11-30-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Financials (continued)

iPayment, Inc.	10.250	05/15/18	1,655,000	$1,377,788
Kreditanstalt fuer Wiederaufbau (NOK) (D)	4.000	12/15/14	39,250,000	7,216,396
Kreditanstalt fuer Wiederaufbau (AUD) (D)	5.750	05/13/15	15,350,000	16,902,201
Kreditanstalt fuer Wiederaufbau (AUD) (D)	6.000	01/19/16	10,200,000	11,427,048
Kreditanstalt fuer Wiederaufbau (AUD) (D)	6.000	08/20/20	18,700,000	21,970,356
Merrill Lynch & Company, Inc. (P)	1.149	09/15/26	19,200,000	15,648,595
Moody's Corp.	4.500	09/01/22	985,000	1,052,756
Rabobank Nederland NV (NZD) (D)	5.125	03/12/13	4,156,000	3,426,502
SPL Logistics Escrow LLC (S)	8.875	08/01/20	2,415,000	2,584,050

Insurance 2.3%
American International Group, Inc. (8.175% to 05/15/2038,
then 3 month LIBOR + 4.195%)	8.175	05/15/58	14,195,000	17,743,750
Glen Meadow Pass-Through Trust (6.505% to 02/15/2017,
then 3 month LIBOR + 2.125%) (S)	6.505	02/12/67	9,270,000	8,296,650
Hub International, Ltd. (S)	8.125	10/15/18	8,566,000	8,887,225
MetLife, Inc.	6.400	12/15/36	4,625,000	4,904,826
Prudential Financial, Inc. (5.875% to 09/15/2022, then 3
month LIBOR + 4.175%)	5.875	09/15/42	4,460,000	4,560,350
Symetra Financial Corp. (8.300% to 10/15/2017, then 3
month LIBOR + 4.177%) (S)	8.300	10/15/37	1,095,000	1,130,178
The Allstate Corp. (P)	6.125	05/15/37	19,820,000	20,466,132
The Allstate Corp. (6.500% to 05/15/2037, then 3 month
LIBOR + 2.120%)	6.500	05/15/57	250,000	264,063
The Chubb Corp. (6.375% until 04/15/2017, then 3 month
LIBOR + 2.250%)	6.375	03/29/67	2,235,000	2,383,069
XL Group PLC., Series E (6.500% to 04/15/2017, then 3
month LIBOR + 2.458%) (Q)	6.500	04/15/17	12,383,000	11,218,998

Real Estate Investment Trusts 0.4%
DuPont Fabros Technology LP	8.500	12/15/17	1,630,000	1,788,925
Goodman Funding Pty, Ltd. (S)	6.000	03/22/22	5,690,000	6,347,753
Host Hotels & Resorts LP	5.250	03/15/22	4,580,000	5,026,550

Real Estate Management & Development 1.0%
CapitaMalls Asia Treasury, Ltd. (SGD) (D)	3.950	08/24/17	7,750,000	6,586,110
Country Garden Holdings Company, Ltd. (S)	11.125	02/23/18	1,190,000	1,368,500
Mattamy Group Corp. (S)	6.500	11/15/20	6,605,000	6,605,000
Realogy Corp. (S)	7.625	01/15/20	585,000	652,275
Realogy Corp. (S)	7.875	02/15/19	2,695,000	2,856,700
Realogy Corp.	11.500	04/15/17	6,055,000	6,554,538
Realogy Corp.	12.000	04/15/17	7,586,484	8,193,403
Yanlord Land Group, Ltd. (S)	10.625	03/29/18	2,940,000	3,292,800

Thrifts & Mortgage Finance 0.3%
Nationstar Mortgage LLC (S)	7.875	10/01/20	1,920,000	1,989,600
Nationstar Mortgage LLC (S)	9.625	05/01/19	7,337,000	8,162,413
Nationstar Mortgage LLC	10.875	04/01/15	2,120,000	2,286,950

Health Care 1.9%				67,779,709

Biotechnology 0.0%
Grifols, Inc.	8.250	02/01/18	1,390,000	1,537,688

Health Care Equipment & Supplies 0.2%
Alere, Inc.	8.625	10/01/18	6,155,000	6,247,325

5

Strategic Income Opportunities Fund
As of 11-30-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Health Care (continued)

Health Care Providers & Services 1.5%
BioScrip, Inc.	10.250	10/01/15	4,931,000	$5,276,170
Catalent Pharma Solutions, Inc. (S)	7.875	10/15/18	2,400,000	2,424,000
Catalent Pharma Solutions, Inc.	9.500	04/15/15	482,102	493,552
Community Health Systems, Inc.	7.125	07/15/20	2,170,000	2,294,775
Community Health Systems, Inc.	8.000	11/15/19	2,750,000	2,994,063
Emergency Medical Services Corp.	8.125	06/01/19	650,000	693,875
ExamWorks Group, Inc.	9.000	07/15/19	7,420,000	7,865,200
HCA, Inc.	7.500	02/15/22	8,550,000	9,725,625
HCA, Inc.	8.000	10/01/18	1,600,000	1,856,000
HCA, Inc.	8.500	04/15/19	4,255,000	4,776,238
National Mentor Holdings, Inc. (S)	12.500	02/15/18	7,070,000	7,246,750
Vanguard Health Holding Company II LLC	7.750	02/01/19	5,729,000	5,900,870

Pharmaceuticals 0.2%
AbbVie, Inc. (S)	4.400	11/06/42	4,540,000	4,802,603
Endo Health Solutions, Inc.	7.250	01/15/22	3,170,000	3,383,975
Valeant Pharmaceuticals International, Inc. (S)	7.000	10/01/20	240,000	261,000

Industrials 3.1%				108,004,832

Aerospace & Defense 0.4%
Bombardier, Inc. (S)	7.750	03/15/20	5,430,000	6,095,175
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	7,727,000	8,422,430

Airlines 0.8%
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01/02/23	1,444,751	1,589,226
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	1,777,786	1,992,009
TAM Capital 3, Inc. (S)	8.375	06/03/21	4,675,000	5,049,000
TAM Capital, Inc.	7.375	04/25/17	1,690,000	1,808,300
UAL 2009-1 Pass Through Trust	10.400	11/01/16	712,055	816,371
UAL 2009-2A Pass Through Trust	9.750	01/15/17	1,247,825	1,438,119
United Air Lines, Inc. (S)	9.875	08/01/13	308,000	311,465
United Air Lines, Inc. (S)	12.000	11/01/13	4,610,000	4,673,388
US Airways 2012-1 Class A Pass Through Trust	5.900	10/01/24	2,040,000	2,223,600
US Airways 2012-1 Class B Pass Through Trust	8.000	10/01/19	6,100,000	6,481,250

Building Products 0.2%
Euramax International, Inc.	9.500	04/01/16	1,085,000	1,011,763
Nortek, Inc.	8.500	04/15/21	1,740,000	1,892,250
Nortek, Inc.	10.000	12/01/18	3,800,000	4,227,500
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19	330,000	383,625

Commercial Services & Supplies 0.3%
Covanta Holding Corp.	7.250	12/01/20	6,140,000	6,762,627
Garda World Security Corp. (S)	9.750	03/15/17	3,285,000	3,457,463

Construction & Engineering 0.2%
Aeropuertos Argentina 2000 SA (S)	10.750	12/01/20	6,950	5,908
Empresas ICA SAB de CV (S)	8.375	07/24/17	2,010,000	2,120,550
Tutor Perini Corp.	7.625	11/01/18	3,975,000	4,084,313

Electrical Equipment 0.2%
Coleman Cable, Inc.	9.000	02/15/18	2,550,000	2,718,938
WPE International Cooperatief UA (S)	10.375	09/30/20	5,640,000	4,850,400

Industrial Conglomerates 0.4%
Hutchison Whampoa International, Ltd. (S)	4.625	09/11/15	1,220,000	1,320,842
Odebrecht Finance, Ltd. (S)	7.125	06/26/42	4,180,000	4,838,350

6

Strategic Income Opportunities Fund
As of 11-30-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Industrials (continued)

Odebrecht Finance, Ltd. (Q) (S)	7.500	09/14/15	8,065,000	$8,669,875
Smiths Group PLC (S)	7.200	05/15/19	190,000	232,361

Machinery 0.1%
Thermadyne Holdings Corp.	9.000	12/15/17	1,875,000	1,987,500
Volvo Treasury AB (S)	5.950	04/01/15	1,215,000	1,325,349

Marine 0.1%
Navios Maritime Holdings, Inc.	8.125	02/15/19	2,370,000	2,085,600
Navios South American Logistics, Inc.	9.250	04/15/19	1,120,000	1,069,600

Road & Rail 0.3%
Avis Budget Car Rental LLC	9.625	03/15/18	1,655,000	1,841,188
Georgian Railway JSC (S)	7.750	07/11/22	2,095,000	2,362,113
Swift Services Holdings, Inc.	10.000	11/15/18	4,125,000	4,537,500

Trading Companies & Distributors 0.0%
Aircastle, Ltd.	6.750	04/15/17	555,000	586,913
Aircastle, Ltd.	7.625	04/15/20	570,000	619,875

Transportation Infrastructure 0.1%
SCF Capital, Ltd. (S)	5.375	10/27/17	4,110,000	4,112,096

Information Technology 0.9%				30,331,794

Communications Equipment 0.0%
Hughes Satellite Systems Corp.	7.625	06/15/21	475,000	529,625

Computers & Peripherals 0.1%
Seagate HDD Cayman	7.000	11/01/21	4,600,000	4,807,000

Electronic Equipment, Instruments & Components 0.3%
CDW LLC	12.535	10/12/17	6,215,000	6,650,050
Freescale Semiconductor, Inc. (S)	9.250	04/15/18	1,745,000	1,878,056

Internet Software & Services 0.2%
CyrusOne LP (S)	6.375	11/15/22	880,000	910,800
j2 Global, Inc.	8.000	08/01/20	1,790,000	1,843,700
Zayo Group LLC	8.125	01/01/20	2,575,000	2,813,188

IT Services 0.2%
Brightstar Corp. (S)	9.500	12/01/16	6,120,000	6,487,200
Equinix, Inc.	8.125	03/01/18	960,000	1,056,000

Software 0.1%
First Data Corp. (S)	8.875	08/15/20	3,065,000	3,356,175

Materials 4.8%				165,891,437

Chemicals 0.4%
Ferro Corp.	7.875	08/15/18	375,000	338,438
Hexion US Finance Corp.	8.875	02/01/18	13,985,000	14,124,850
Polymer Group, Inc.	7.750	02/01/19	480,000	513,600

Construction Materials 0.4%
Cemex Finance LLC (S)	9.375	10/12/22	2,720,000	2,930,800
China Shanshui Cement Group, Ltd. (S)	8.500	05/25/16	2,505,000	2,655,300
Votorantim Cimentos SA (S)	7.250	04/05/41	6,510,000	7,144,725
Vulcan Materials Company	7.500	06/15/21	1,215,000	1,372,950

Containers & Packaging 1.4%
AEP Industries, Inc.	8.250	04/15/19	2,925,000	3,115,125
Ardagh Packaging Finance PLC (S)	7.375	10/15/17	4,795,000	5,220,556

7

Strategic Income Opportunities Fund
As of 11-30-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Materials (continued)

Ball Corp.	6.750	09/15/20	11,970,000	$13,107,150
Berry Plastics Corp.	9.500	05/15/18	4,385,000	4,801,575
Berry Plastics Corp.	9.750	01/15/21	3,360,000	3,822,000
Cascades, Inc.	7.875	01/15/20	745,000	785,975
Graphic Packaging International, Inc.	7.875	10/01/18	283,000	312,715
Graphic Packaging International, Inc.	9.500	06/15/17	2,855,000	3,101,244
Owens-Brockway Glass Container, Inc.	7.375	05/15/16	4,700,000	5,358,000
Pretium Packaging LLC	11.500	04/01/16	1,320,000	1,362,900
Sealed Air Corp. (S)	6.500	12/01/20	2,400,000	2,508,000
Tekni-Plex, Inc. (S)	9.750	06/01/19	3,615,000	3,904,200

Metals & Mining 2.1%
APERAM (S)	7.750	04/01/18	1,690,000	1,444,950
CSN Islands XI Corp. (S)	6.875	09/21/19	510,000	577,575
CSN Islands XII Corp. (Q) (S)	7.000	09/29/49	2,375,000	2,434,375
Essar Steel Algoma, Inc. (S)	9.375	03/15/15	3,728,000	3,373,840
FMG Resources August 2006 Pty, Ltd. (S)	6.875	04/01/22	11,595,000	11,305,125
Gerdau Holdings, Inc. (S)	7.000	01/20/20	1,175,000	1,368,875
Gerdau Trade, Inc. (S)	5.750	01/30/21	4,610,000	5,053,943
HudBay Minerals, Inc. (S)	9.500	10/01/20	8,700,000	9,178,500
Inmet Mining Corp. (S)	8.750	06/01/20	9,415,000	10,168,200
Metinvest BV (S)	8.750	02/14/18	4,175,000	3,970,425
New Gold, Inc. (S)	6.250	11/15/22	2,755,000	2,816,988
Rain CII Carbon LLC (S)	8.000	12/01/18	2,812,000	2,804,970
Rio Tinto Finance USA, Ltd.	7.125	07/15/28	1,795,000	2,440,543
Rio Tinto Finance USA, Ltd.	9.000	05/01/19	1,540,000	2,116,294
SunCoke Energy, Inc.	7.625	08/01/19	4,735,000	4,877,050
Thompson Creek Metals Company, Inc.	7.375	06/01/18	2,775,000	2,129,813
Vale Overseas, Ltd.	4.625	09/15/20	2,005,000	2,152,243
Walter Energy, Inc. (S)	9.875	12/15/20	3,945,000	4,102,800

Paper & Forest Products 0.5%
Celulosa Arauco y Constitucion SA	5.000	01/21/21	1,810,000	1,949,294
Clearwater Paper Corp.	10.625	06/15/16	195,000	214,013
Longview Fibre Paper & Packaging, Inc. (S)	8.000	06/01/16	1,735,000	1,817,413
Mercer International, Inc.	9.500	12/01/17	2,365,000	2,506,900
Resolute Forest Products	10.250	10/15/18	2,266,000	2,588,905
Sappi Papier Holding GmbH (S)	7.500	06/15/32	6,715,000	5,707,750
Sappi Papier Holding GmbH (S)	7.750	07/15/17	1,565,000	1,674,550
Sappi Papier Holding GmbH (S)	8.375	06/15/19	600,000	636,000

Telecommunication Services 3.3%				116,254,978

Diversified Telecommunication Services 2.3%
American Tower Corp.	4.700	03/15/22	2,820,000	3,112,781
American Tower Corp.	7.000	10/15/17	4,042,000	4,851,495
Cincinnati Bell, Inc.	8.375	10/15/20	4,524,000	4,885,920
Cincinnati Bell, Inc.	8.750	03/15/18	6,225,000	6,287,250
Crown Castle International Corp. (S)	5.250	01/15/23	2,785,000	2,910,325
Crown Castle Towers LLC (S)	4.883	08/15/20	5,791,000	6,596,684
Frontier Communications Corp.	7.125	03/15/19	1,045,000	1,125,988
Frontier Communications Corp.	7.125	01/15/23	9,625,000	10,178,438
Frontier Communications Corp.	9.250	07/01/21	1,815,000	2,119,013
GTP Acquisition Partners I LLC (S)	7.628	06/15/16	3,215,000	3,335,788
GTP Towers Issuer LLC (S)	8.112	02/15/15	3,165,000	3,306,839
Intelsat Jackson Holdings SA (S)	6.625	12/15/22	11,305,000	11,305,000
Intelsat Luxembourg SA	11.250	02/04/17	11,040,000	11,702,400

8

Strategic Income Opportunities Fund
As of 11-30-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Telecommunication Services (continued)

Intelsat Luxembourg SA, PIK	11.500	02/04/17	2,995,000	3,178,444
Level 3 Communications, Inc. (S)	8.875	06/01/19	700,000	$735,000
Level 3 Financing, Inc.	10.000	02/01/18	540,000	600,075
Oi SA (BRL) (D) (S)	9.750	09/15/16	4,668,000	2,301,450
Sable International Finance, Ltd. (S)	7.750	02/15/17	915,000	983,625
Satmex Escrow SA de CV	9.500	05/15/17	3,293,000	3,482,348
SingTel Group Treasury Pte, Ltd. (SGD) (D)	3.488	04/08/20	1,000,000	885,596
West Corp.	11.000	10/15/16	6,745,000	7,048,525
Wind Acquisition Finance SA (S)	7.250	02/15/18	1,635,000	1,618,650

Wireless Telecommunication Services 1.0%
CC Holdings GS V LLC (S)	7.750	05/01/17	1,250,000	1,328,125
Data & Audio Visual Enterprises Wireless, Inc. (CAD) (D)	9.500	04/29/18	1,991,000	1,763,809
Digicel Group, Ltd. (S)	8.250	09/30/20	3,250,000	3,453,125
Digicel Group, Ltd. (S)	10.500	04/15/18	1,924,000	2,116,400
Digicel, Ltd. (S)	7.000	02/15/20	1,275,000	1,348,313
Digicel, Ltd. (S)	8.250	09/01/17	4,070,000	4,365,075
SBA Telecommunications, Inc. (S)	5.750	07/15/20	3,495,000	3,652,275
SBA Tower Trust (S)	5.101	04/17/17	3,941,000	4,462,209
Sprint Nextel Corp. (S)	9.000	11/15/18	985,000	1,214,013

Utilities 0.7%				22,510,432

Electric Utilities 0.3%
Appalachian Power Company	5.000	06/01/17	900,000	1,035,912
Centrais Eletricas do Para SA (H)(S)	10.500	06/03/16	2,975,000	476,000
Dubai Electricity & Water Authority (S)	7.375	10/21/20	3,365,000	4,061,555
Texas Competitive Electric Holdings Company LLC, Series A	10.250	11/01/15	15,250,000	2,745,000

Independent Power Producers & Energy Traders 0.3%
GenOn Energy, Inc.	7.875	06/15/17	888,000	959,040
NRG Energy, Inc. (S)	6.625	03/15/23	9,655,000	9,992,925

Water Utilities 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo (S)	6.250	12/16/20	3,000,000	3,240,000

U.S. Government 0.7%				$23,962,274

(Cost $23,514,017)

U.S. Government 0.7%				23,962,274

U.S. Treasury Notes	0.875	02/28/17	23,590,000	23,962,274

Foreign Government Obligations 26.3%				$920,413,706

(Cost $864,102,798)

Australia 2.1%				74,235,095

New South Wales Treasury Corp. (AUD) (D)	6.000	05/01/20	20,000,000	23,907,550
Queensland Treasury Corp. (AUD) (D)	6.000	10/21/15	27,105,000	30,420,322
Queensland Treasury Corp. (AUD) (D)	6.000	04/21/16	17,608,000	19,907,223

Brazil 0.7%				25,824,051

Federative Republic of Brazil (BRL) (D)	8.500	01/05/24	26,895,000	14,742,030
Federative Republic of Brazil (BRL) (D)	10.250	01/10/28	18,482,000	11,082,021

9

Strategic Income Opportunities Fund
As of 11-30-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Canada 3.2%				$110,810,268

Canada Housing Trust No. 1 (CAD) (D)(S)	2.750	06/15/16	11,180,000	11,768,178
Government of Canada (CAD) (D)	2.500	06/01/15	11,710,000	12,194,857
Government of Canada (CAD) (D)	2.750	09/01/16	3,000,000	3,188,423
Government of Canada (CAD) (D)	3.000	12/01/15	10,535,000	11,177,271
Government of Canada (CAD) (D)	4.000	06/01/16	20,975,000	23,139,119
Ontario School Boards Financing Corp., Series 01A2 (CAD)
(D)	6.250	10/19/16	3,815,000	4,456,908
Province of Ontario	1.650	09/27/19	7,065,000	7,102,784
Province of Ontario (CAD) (D)	3.150	09/08/15	6,210,000	6,542,771
Province of Ontario	3.150	12/15/17	4,115,000	4,539,647
Province of Ontario (CAD) (D)	4.750	06/02/13	4,610,000	4,723,701
Province of Ontario (NZD) (D)	6.250	06/16/15	12,870,000	11,328,443
Province of Quebec (CAD) (D)	5.250	10/01/13	5,870,000	6,107,317
Province of Quebec (NZD) (D)	6.750	11/09/15	5,060,000	4,540,849

Chile 0.1%				2,004,525

Republic of Chile	3.875	08/05/20	1,770,000	2,004,525

Indonesia 2.0%				70,939,631

Republic of Indonesia (S)	5.875	03/13/20	1,365,000	1,651,650
Republic of Indonesia (IDR) (D)	6.125	05/15/28	48,000,000,000	5,150,677
Republic of Indonesia (IDR) (D)	8.250	07/15/21	178,780,000,000	22,367,356
Republic of Indonesia (IDR) (D)	9.500	06/15/15	161,720,000,000	18,711,645
Republic of Indonesia (IDR) (D)	9.500	07/15/31	43,600,000,000	6,208,634
Republic of Indonesia (IDR) (D)	10.000	07/15/17	103,110,000,000	12,938,357
Republic of Indonesia (IDR) (D)	12.500	03/15/13	23,855,000,000	2,541,652
Republic of Indonesia (IDR) (D)	14.250	06/15/13	12,500,000,000	1,369,660

Ireland 0.8%				29,407,265

Government of Ireland (EUR) (D)	5.400	03/13/25	21,870,000	29,407,265

Malaysia 1.2%				41,427,943

Government of Malaysia (MYR) (D)	3.835	08/12/15	69,750,000	23,365,510
Government of Malaysia (MYR) (D)	4.262	09/15/16	52,900,000	18,062,433

Mexico 0.8%				26,943,269

Government of Mexico	5.625	01/15/17	520,000	605,800
Government of Mexico	5.875	02/17/14	550,000	580,525
Government of Mexico	8.125	12/30/19	360,000	513,000
Government of Mexico (MXN) (D)	9.500	12/18/14	146,000,000	12,295,283
Government of Mexico (MXN) (D)	6.000	06/18/15	157,000,000	12,456,211
Government of Mexico, Series A	6.375	01/16/13	490,000	492,450

New Zealand 3.2%				111,589,534

Dominion of New Zealand (NZD) (D)	5.000	03/15/19	27,600,000	25,127,739
Dominion of New Zealand (NZD) (D)	6.000	04/15/15	5,000,000	4,435,675
Dominion of New Zealand (NZD) (D)	6.000	12/15/17	59,260,000	55,797,080
Dominion of New Zealand (NZD) (D)	6.000	05/15/21	26,800,000	26,229,040

Norway 0.8%				29,174,480

Government of Norway (NOK) (D)	4.500	05/22/19	32,043,000	6,603,139
Government of Norway (NOK) (D)	5.000	05/15/15	68,377,000	13,074,372
Government of Norway (NOK) (D)	6.500	05/15/13	52,700,000	9,496,969

Peru 0.1%				2,299,500

Republic of Peru	7.350	07/21/25	1,575,000	2,299,500

10

Strategic Income Opportunities Fund
As of 11-30-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Philippines 4.0%				$138,415,507

Republic of Philippines (PHP) (D)	4.950	01/15/21	659,000,000	17,647,469
Republic of Philippines (PHP) (D)	5.875	12/16/20	321,278,240	8,807,557
Republic of Philippines (PHP) (D)	5.875	03/01/32	1,128,885,000	28,816,329
Republic of Philippines (PHP) (D)	6.125	10/24/37	617,270,000	15,954,414
Republic of Philippines (PHP) (D)	6.250	01/14/36	895,000,000	25,896,697
Republic of Philippines (PHP) (D)	6.500	04/28/21	711,400,000	20,267,784
Republic of Philippines (PHP) (D)	8.125	12/16/35	653,520,160	21,025,257

Singapore 1.9%				64,989,240

Republic of Singapore (SGD) (D)	2.375	04/01/17	36,300,000	32,243,447
Republic of Singapore (SGD) (D)	2.875	07/01/15	13,350,000	11,659,649
Republic of Singapore (SGD) (D)	3.250	09/01/20	22,210,000	21,086,144

South Korea 3.5%				122,070,792

Korea Development Bank	4.375	08/10/15	485,000	523,889
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	1.755	09/10/13	654,810,000	592,050
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	2.159	03/10/14	654,810,000	583,839
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	2.401	09/10/14	654,810,000	575,594
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	2.459	03/10/13	654,810,000	600,338
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	2.550	03/10/15	654,810,000	567,423
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	2.667	09/10/15	654,810,000	559,063
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	2.745	03/10/16	654,810,000	550,775
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	2.808	09/10/16	654,810,000	542,728
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	2.852	03/10/17	654,810,000	534,695
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	2.897	09/10/17	654,810,000	526,849
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	2.925	03/10/18	654,810,000	518,920
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	2.956	09/10/18	654,810,000	510,788
Korea Treasury Bond Principal Strips, PO (KRW) (D)	2.956	09/10/18	22,776,000,000	17,766,542
Republic of Korea (KRW) (D)	3.250	06/10/15	35,300,000,000	32,921,109
Republic of Korea (KRW) (D)	3.500	06/10/14	5,150,000,000	4,803,547
Republic of Korea (KRW) (D)	3.500	03/10/17	16,000,000,000	15,119,716
Republic of Korea (KRW) (D)	4.000	03/10/16	12,900,000,000	12,325,352
Republic of Korea (KRW) (D)	4.250	06/10/21	16,930,000,000	17,063,145
Republic of Korea (KRW) (D)	5.000	06/10/20	14,205,000,000	14,880,192
Republic of Korea (KRW) (D)	5.750	09/10/18	4,000,000	4,238

Sweden 1.4%				50,655,409

Kingdom of Sweden (SEK) (D)	3.750	08/12/17	100,575,000	17,031,699
Kingdom of Sweden (SEK) (D)	4.500	08/12/15	82,300,000	13,587,778
Kingdom of Sweden (SEK) (D)	5.000	12/01/20	67,615,000	12,967,413
Svensk Exportkredit AB (NZD) (D)	7.625	06/30/14	8,075,000	7,068,519

Thailand 0.4%				15,573,097

Bank of Thailand (THB) (D)	3.200	10/22/14	475,000,000	15,573,097

Turkey 0.1%				2,389,963

Republic of Turkey	6.750	05/30/40	1,735,000	2,389,963

Ukraine 0.0%				1,664,137

City of Kyiv (S)	9.375	07/11/16	1,245,000	1,151,454
Government of Ukraine (S)	6.580	11/21/16	515,000	512,683

11

Strategic Income Opportunities Fund
As of 11-30-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Capital Preferred Securities 3.1%				$109,964,473

(Cost $103,966,821)

Financials 3.1%				109,964,473

Commercial Banks 2.8%
Banponce Trust I, Series A	8.327	02/01/27	750,000	583,125
Cullen/Frost Capital Trust II (P)	1.861	03/01/34	3,479,000	2,782,585
Fifth Third Capital Trust IV (6.500% to 04/15/2017 then 3
month LIBOR + 1.368%)	6.500	04/15/37	14,783,000	14,819,958
First Midwest Capital Trust I, Series B	6.950	12/01/33	2,914,000	3,001,420
First Tennessee Capital II	6.300	04/15/34	2,879,000	2,778,235
HSBC Finance Capital Trust IX (5.911% to 11/30/2015, then
3 month LIBOR + 1.926%)	5.911	11/30/35	9,218,000	9,102,775
M&T Capital Trust I	8.234	02/01/27	1,335,000	1,358,007
M&T Capital Trust II	8.277	06/01/27	1,630,000	1,656,504
M&T Capital Trust III	9.250	02/01/27	480,000	488,946
PNC Financial Services Group, Inc. (6.750% to 08/01/2021,
then 3 month LIBOR + 3.678%) (Q)	6.750	08/01/21	4,740,000	5,330,794
Regions Financing Trust II (6.625% to 05/15/2027, then 3
month LIBOR + 1.290%)	6.625	05/15/47	15,640,000	15,617,588
SunTrust Preferred Capital I (P)(Q)	4.000	02/25/13	9,340,000	7,612,100
USB Capital IX (P) (Q)	3.500	02/25/13	17,544,000	15,757,144
Wachovia Capital Trust III (P)(Q)	5.570	02/25/13	16,960,000	16,896,400

Consumer Finance 0.1%
North Fork Capital Trust II	8.000	12/15/27	1,865,000	1,865,000

Diversified Financial Services 0.2%
BAC Capital Trust XIV (Q)	4.000	02/08/13	3,505,000	2,899,231
JPMorgan Chase Capital XXIII (P)	1.310	05/14/47	10,046,000	7,414,661

Convertible Bonds 1.6%				$57,200,812

(Cost $53,042,132)

Consumer Discretionary 0.7%				23,950,824

Automobiles 0.3%
Ford Motor Company	4.250	11/15/16	7,510,000	11,072,556

Household Durables 0.1%
Lennar Corp. (S)	2.750	12/15/20	2,500,000	4,559,375

Media 0.3%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	5,059,000	8,318,893

Energy 0.0%				1,498,551

Oil, Gas & Consumable Fuels 0.0%
Chesapeake Energy Corp.	2.250	12/15/38	1,863,000	1,498,551

Financials 0.2%				6,442,805

Capital Markets 0.1%
Ares Capital Corp. (S)	5.750	02/01/16	3,550,000	3,814,031

Real Estate Investment Trusts 0.1%
Dundee International (CAD) (D)	5.500	07/31/18	1,095,000	1,128,235
Transglobe Apartment (CAD) (D)(S)	5.400	09/30/18	1,370,000	1,500,539

12

Strategic Income Opportunities Fund
As of 11-30-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Health Care 0.2%				$5,994,848

Health Care Equipment & Supplies 0.0%
Teleflex, Inc.	3.875	08/01/17	690,000	868,538

Health Care Providers & Services 0.2%
WellPoint, Inc. (S)	2.750	10/15/42	4,944,000	5,126,310

Industrials 0.3%				10,265,175

Airlines 0.3%
United Continental Holdings, Inc.	4.500	06/30/21	10,750,000	10,265,175

Information Technology 0.2%				9,048,609

Internet Software & Services 0.2%
Equinix, Inc.	3.000	10/15/14	4,505,000	7,897,828
Software 0.0%
Electronic Arts, Inc.	0.750	07/15/16	1,250,000	1,150,781

Municipal Bonds 0.0%				$501,307

(Cost $484,800)

California 0.0%				501,307

City of Long Beach	7.282	11/01/30	480,000	501,307

Term Loans (M)3.3%				$115,162,926

(Cost $115,899,407)

Consumer Discretionary 0.9%				31,902,140

Hotels, Restaurants & Leisure 0.4%
Ameristar Casinos, Inc.	4.000	04/14/18	2,965,000	2,982,606
Caesars Entertainment Operating Company, Inc.	4.458	01/28/18	6,775,000	5,839,203
Caesars Entertainment Operating Company, Inc.	5.458	01/28/18	117,500	104,852
CCM Merger, Inc.	6.000	03/01/17	886,940	887,495
Landry's, Inc.	6.500	04/24/18	3,378,025	3,408,427
Las Vegas Sands LLC	2.710	11/23/16	1,651,783	1,650,741

Media 0.4%
Clear Channel Communications, Inc.	3.859	01/30/16	5,345,189	4,322,922
Hubbard Broadcasting, Inc.	8.750	04/30/18	400,000	405,000
Mood Media Corp.	7.000	05/07/18	1,061,710	1,057,994
PRIMEDIA, Inc.	7.500	01/12/18	7,904,938	7,549,215

Multiline Retail 0.0%
Michaels Stores, Inc.	2.688	10/31/13	726,252	728,976

Specialty Retail 0.1%
Burlington Coat Factory Warehouse Corp.	5.500	02/23/17	2,945,250	2,964,709

Consumer Staples 0.1%				1,878,458

Personal Products 0.1%
Revlon Consumer Products Corp.	4.750	11/17/17	1,871,709	1,878,458

Energy 0.2%				7,303,775

Energy Equipment & Services 0.2%
Vantage Drilling Company	6.250	10/26/17	7,415,000	7,303,775

13

Strategic Income Opportunities Fund
As of 11-30-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Financials 0.2%				$5,840,289

Capital Markets 0.1%
Walter Investment Management Corp. (T)	TBD	11/15/17	2,965,000	2,966,868

Real Estate Investment Trusts 0.1%
iStar Financial, Inc.	5.750	09/28/17	2,513,034	2,512,250

Real Estate Management & Development 0.0%
Realogy Corp.	3.236	10/10/13	371,225	361,171

Health Care 0.7%				24,099,292

Biotechnology 0.1%
Aptalis Pharma, Inc.	5.500	02/10/17	2,959,937	2,961,787

Health Care Providers & Services 0.5%
Catalent Pharma Solutions, Inc.	4.209	09/15/16	2,694,543	2,699,596
Catalent Pharma Solutions, Inc.	5.250	09/15/17	5,542,063	5,597,484
MModal, Inc.	6.750	08/15/19	3,040,000	3,009,600
National Mentor Holdings, Inc.	7.000	02/09/17	5,685,728	5,671,513

Pharmaceuticals 0.1%
Warner Chilcott Company LLC	4.250	03/15/18	4,148,940	4,159,312

Industrials 0.3%				12,172,983

Airlines 0.2%
Delta Air Lines, Inc.	5.500	04/20/17	4,938,242	4,957,995
US Airways Group, Inc.	2.709	03/21/14	2,382,192	2,332,066

Road & Rail 0.0%
Swift Transportation Company LLC	5.000	12/21/17	2,867,266	2,885,186

Trading Companies & Distributors 0.1%
Travelport LLC	4.855	08/21/15	2,112,145	1,997,736

Information Technology 0.3%				9,728,737

IT Services 0.1%
NeuStar, Inc.	5.000	11/08/18	3,009,799	3,028,610

Software 0.2%
Emdeon, Inc.	5.000	11/02/18	3,014,850	3,044,999
First Data Corp.	4.208	03/23/18	3,478,092	3,306,052
First Data Corp.	5.208	03/24/17	356,525	349,076

Materials 0.2%				8,783,338

Containers & Packaging 0.1%
Consolidated Container Company LLC	5.000	07/03/19	2,720,000	2,713,200

Metals & Mining 0.1%
Fortescue Metals Group Finance PTY, Ltd.	5.250	10/18/17	6,055,000	6,070,138

Telecommunication Services 0.4%				13,453,914

Diversified Telecommunication Services 0.2%
Intelsat Jackson Holdings SA	3.208	02/03/14	4,000,000	3,977,500
UniTek Global Services, Inc.	9.000	04/16/18	2,758,000	2,695,945

Wireless Telecommunication Services 0.2%
Ntelos Holdings Corp. (T)	TBD	11/07/19	6,875,000	6,780,469

14

Strategic Income Opportunities Fund
As of 11-30-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Collateralized Mortgage Obligations 4.8%				$167,671,054

(Cost $158,262,441)

Commercial & Residential 4.0%				138,320,164

Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1 (P)	2.925	04/25/35	3,876,958	3,830,555
American Home Mortgage Assets LLC
Series 2006-6, Class XP IO	2.172	12/25/46	10,387,886	957,281
American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	430,000	441,329
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class AM (P)	5.951	05/10/45	3,540,000	3,950,382
Series 2006-4, Class AM	5.675	07/10/46	4,490,000	5,037,663
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.946	01/25/35	4,326,440	4,240,846
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.908	01/25/35	2,206,585	2,108,422
Series 2004-13, Class A1 (P)	0.948	11/25/34	7,198,336	7,034,977
Chase Mortgage Finance Corp.
Series 2007-A1, Class 2A1 (P)	2.992	02/25/37	2,721,658	2,770,479
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.994	12/10/49	3,930,000	4,693,336
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.693	09/20/46	5,678,057	367,151
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	1.923	09/19/44	26,318,739	1,479,666
Series 2005-AR2, Class X2 IO	2.679	03/19/45	41,462,828	2,591,427
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.064	07/10/38	5,674,000	6,315,934
GSR Mortgage Loan Trust
Series 2004-5, Class 2A1 (P)	3.017	05/25/34	9,689,195	9,574,174
Series 2005-AR6, Class 3A1 (P)	2.614	09/25/35	2,726,768	2,672,822
Harborview Mortgage Loan Trust
Series 2004-5, Class 2A-6 (P)	2.653	06/19/34	6,109,232	6,064,097
Series 2005-2, Class IX IO	2.224	05/19/35	16,500,257	1,137,247
Series 2005-8, Class 1X IO	2.172	09/19/35	6,537,525	432,094
Series 2007-3, Class ES IO	0.350	05/19/47	14,138,525	100,384
Series 2007-4, Class ES IO	0.350	07/19/47	16,574,615	117,680
Series 2007-6, Class ES IO (S)	0.342	08/19/37	11,890,698	84,424
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.988	10/25/36	19,501,432	1,439,011
Series 2005-AR18, Class 2X IO	1.636	10/25/36	20,104,601	1,083,236
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5, Class AM (P)	5.410	12/15/44	4,175,000	4,609,271
Series 2006-LDP7, Class AM (P)	6.065	04/15/45	6,641,000	7,513,475
Series 2007-CB18, Class A4	5.440	06/12/47	4,160,000	4,803,161
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	5,120,000	5,746,386

15

Strategic Income Opportunities Fund
As of 11-30-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value
Commercial & Residential (continued)

Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AM (P)	5.504	01/12/44	5,425,000	$5,999,111
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4 (P)	5.414	07/12/46	2,985,000	3,438,416
MLCC Mortgage Investors, Inc.
Series 2007-1, Class 2A1 (P)	2.918	01/25/37	11,584,612	11,667,801
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4	5.364	03/15/44	2,725,000	3,146,716
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.832	10/25/34	2,055,168	1,955,486
Series 2004-9, Class 1A (P)	5.817	11/25/34	2,999,604	2,931,162
Structured Asset Securities Corp.
Series 2003-7A, Class 3A6 (P)	2.792	12/25/33	2,343,561	2,332,031
WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class X IO	1.453	10/25/45	123,801,472	6,494,452
Series 2005-AR6, Class X IO	1.597	04/25/45	56,034,078	3,322,020
Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z, Class 2A1 (P)	2.624	12/25/34	3,729,237	3,775,725
Series 2005-AR5, Class 1A1 (P)	2.616	04/25/35	2,117,006	2,060,334

Thrifts & Mortgage Finance 0.3%				11,646,615

Banc of America Funding Corp.
Series 2005-B, Class 3A1B (P)	0.518	04/20/35	13,249,349	11,646,615

U.S. Government Agency 0.5%				17,704,275

Federal Home Loan Mortgage Corp.
Series 4077, Class IK IO	5.000	07/15/42	13,973,265	3,994,720
Series K705, Class X1 IO	1.903	09/25/18	23,401,294	2,054,423
Series 291, Class IO	3.500	11/15/32	15,175,090	3,046,874
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11/25/37	14,531,772	2,841,079
Series 398, Class C3 IO	4.500	05/25/39	1,661,986	124,649
Series 402, Class 3 IO	4.000	11/25/39	1,797,674	178,614
Series 402, Class 4 IO	4.000	10/25/39	2,942,222	348,184
Series 402, Class 7 IO	4.500	11/25/39	4,085,014	469,777
Series 406, Class 3 IO	4.000	01/25/41	9,068,712	951,795
Series 407, Class 4 IO	4.500	03/25/41	13,763,102	1,555,926
Series 407, Class 7 IO	5.000	03/25/41	8,799,245	1,488,982
Series 407, Class 8 IO	5.000	03/25/41	4,297,054	649,252

Asset Backed Securities 0.6%				$22,420,697

(Cost $20,031,395)

Asset Backed Securities 0.6%				22,420,697

Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	14,386,313	16,171,769
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	5,562,875	6,248,928

16

Strategic Income Opportunities Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Common Stocks 4.1%		$144,694,926

(Cost $134,088,640)

Consumer Discretionary 0.0%		162,184

Hotels, Restaurants & Leisure 0.0%
Greektown Superholdings, Inc. (I)	3,048	162,184

Media 0.0%
Vertis Holdings, Inc. (I)	110,794	0

Energy 0.2%		8,017,116

Oil, Gas & Consumable Fuels 0.2%
ConocoPhillips	140,800	8,017,116

Financials 1.4%		44,976,396

Capital Markets 0.3%
Apollo Investment Corp.	101,275	822,353
Ares Capital Corp.	468,988	8,319,847

Commercial Banks 0.3%
M&T Bank Corp.	83,985	8,207,854
Talmer Bancorp, Inc. (I)(S)	407,121	2,946,963

Real Estate Investment Trusts 0.7%
American Capital Agency Corp.	143,490	4,527,110
Dundee International	55,606	576,016
Plum Creek Timber Company, Inc.	103,874	4,451,001
Public Storage	52,930	7,444,075
Two Harbors Investment Corp.	202,460	2,291,847
Weyerhaeuser Company	195,549	5,389,330

Materials 0.0%		1,641

Chemicals 0.0%
LyondellBasell Industries NV, Class A	33	1,641

Telecommunication Services 0.5%		16,254,756

Diversified Telecommunication Services 0.5%
AT&T, Inc.	232,001	7,918,194
Verizon Communications, Inc.	188,952	8,336,562

Utilities 2.1%		75,282,833

Electric Utilities 1.3%
Duke Energy Corp.	122,500	7,817,950
Entergy Corp.	107,260	6,815,300
FirstEnergy Corp.	166,901	7,086,616
Northeast Utilities	205,316	7,953,942
OGE Energy Corp.	137,950	7,881,084
Xcel Energy, Inc.	280,859	7,597,236

Multi-Utilities 0.8%
Alliant Energy Corp.	168,368	7,546,254
Consolidated Edison, Inc.	127,038	7,087,450
Dominion Resources, Inc.	144,845	7,403,028
DTE Energy Company	133,608	8,093,973

17

Strategic Income Opportunities Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Preferred Securities 5.4%		$187,846,745

(Cost $184,327,649)

Consumer Discretionary 0.3%		10,552,266

Automobiles 0.2%
General Motors Company, Series B, 4.750%	159,653	6,461,157

Hotels, Restaurants & Leisure 0.1%
Greektown Superholdings, Inc. (I)	55,025	4,091,109

Financials 4.3%		151,014,564

Commercial Banks 2.9%
Citizens Funding Trust I, 7.500% (I)	43,000	1,266,350
First Niagara Financial Group, Inc. (8.6250% to 12/15/17, then 3
month LIBOR + 7.3270%)	173,250	5,119,538
First Tennessee Bank NA, 3.750% (S)	17,017	12,252,240
HSBC USA, Inc., 6.500%	211,925	5,414,684
Huntington Bancshares, Inc., 8.500%	9,645	11,958,836
Regions Financial Corp., 6.375%	366,170	9,070,031
SunTrust Banks, Inc., 4.000%	309,575	7,392,651
U.S. Bancorp (6.500% to 01/15/2022, then 3 month LIBOR +
4.468%)	411,450	11,857,989
Webster Financial Corp. (I)	192,050	4,831,978
Wells Fargo & Company, Series L, 7.500%	6,150	7,601,400
Wintrust Financial Corp., 5.000%	855	891,235
Zions Bancorporation, 7.900%	295,750	8,490,983
Zions Bancorporation, Series C, 9.500%	564,800	14,713,040

Consumer Finance 0.1%
Discover Financial Services, 6.500%	216,550	5,452,729

Diversified Financial Services 0.4%
Citigroup Capital VIII, 6.950%	19,775	503,472
Citigroup Capital XV, 6.500%	107,150	2,720,539
Citigroup Capital XVI, 6.450%	158,425	4,001,816
Citigroup Capital XVII, 6.350%	113,550	2,872,815
GMAC Capital Trust I (8.125% to 02/15/2016, then 3 month LIBOR
+ 5.785%)	108,375	2,823,169

Financials (continued)

Insurance 0.7%
Hartford Financial Services Group, Inc., 7.875%	333,100	9,283,497
MetLife, Inc., 5.000%	167,289	7,459,417
Reinsurance Group of America, Inc., 6.200%	238,335	6,399,295

Real Estate Investment Trusts 0.2%
FelCor Lodging Trust, Inc., Series A, 1.950%	153,623	3,671,590
Health Care REIT, Inc., 6.500%	88,350	4,965,270

Industrials 0.3%		9,443,474

Aerospace & Defense 0.2%
United Technologies Corp., 7.500%	148,350	8,117,712

Airlines 0.1%
Continental Airlines Finance Trust II, 6.000%	40,023	1,325,762

18

Strategic Income Opportunities Fund
As of 11-30-12 (Unaudited)

			Shares	Value

Utilities 0.5%				16,836,441

Electric Utilities 0.5%
PPL Corp., 8.750%			312,945	16,836,441

		Maturity	Par value^
	Rate (%)	date		Value

Escrow Certificates 0.0%				$28,688

(Cost $124)

Consumer Discretionary 0.0%				9,988

Lear Corp., Series B (I)	8.750	12/01/16	940,000	9,988

Materials 0.0%				18,700

Smurfit-Stone Container Corp. (I)	8.000	03/15/17	935,000	18,700

Investment Companies 0.1%				$3,181,297

(Cost $3,236,463)

FII BTG Pactual Corporate Office Fund (BRL)			44,090	3,181,297

			Number of
			Contracts	Value

Purchased Options 0.3%				$9,392,664

(Cost $7,679,082)

Call Options 0.3%				9,392,664

Over the Counter Call EUR vs. GBP (Expiration Date: 1-31-13; Strike Price:
$0.825; Counterparty:Deutche Bank) (I)			124,325,000	509,165
Over the Counter Call EUR vs. USD (Expiration Date: 1-13-13; Strike Price:
$1.35; Counterparty: Citigroup Global Market) (I)			81,270,000	204,733
Over the Counter Call USD vs. JPY (Expiration Date: 1-24-13; Strike Price: $86;
Counterparty: Morgan Stanley Company, Inc.) (I)			78,000,000	190,710
Over the Counter Call USD vs. JPY (Expiration Date: 1-31-13; Strike Price: $81;
Counterparty: Citigroup Global Market) (I)			175,750,000	4,067,734
Over the Counter Call USD vs. JPY (Expiration Date: 11-14-13; Strike Price: $85;
Counterparty: Morgan Stanley) (I)			161,425,000	4,160,568
Over the Counter Call USD vs. JPY (Expiration Date: 4-19-13; Strike Price: $90;
Counterparty: State Street Global Markets) (I)			77,400,000	259,754

			Par value^	Value

Short-Term Investments 4.2%				$146,423,000

(Cost $146,423,000)

Repurchase Agreement 4.2%				146,423,000

Repurchase Agreement with State Street Corp. dated 11-30-12 at
0.010% to be repurchased at $146,423,122 on 12-3-12,
collateralized by $141,570,000 U.S. Treasury Notes, 2.125% due 5-
31-15 (value at $149,356,350, including interest)			146,423,000	146,423,000

Total investments (Cost $3,273,208,961)† 98.7%				$3,452,606,350

Other assets and liabilities, net 1.3%				$44,324,660

Total net assets 100.0%			$3,496,931,010

^The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

19

Strategic Income Opportunities Fund
As of 11-30-12 (Unaudited)

Currency
abbreviations

AUD	Australian Dollar	MXN	Mexican Peso

BRL	Brazilian Real	MYR	Malaysian
Ringgit

CAD	Canadian Dollar	NOK	Norwegian Krone

EUR	Euro	NZD	New Zealand
Dollar

GBP	British Pound	PHP	Philippines Peso

IDR	Indonesian Rupiah	SEK	Swedish Krona

JPY	Japanese Yen	SGD	Singapore Dollar

KRW	Korean Won	THB	Thai Baht

		USD	United States
Dollar

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

PO Principal-Only Security – (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

LIBOR London Interbank Offered Rate

PIK Paid In Kind

TBD To be determined

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $539,217,697 or 15.42% of the Fund's net assets as of 11-30-12.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

† At 11-30-12, the aggregate cost of investment securities for federal income tax purposes was $3,286,488,560. Net unrealized appreciation aggregated $166,117,790, of which $215,352,592 related to appreciated investment securities and $49,234,802 related to depreciated investment securities.

20

Strategic Income Opportunities Fund
As of 11-30-12 (Unaudited)

The Fund had the following country concentration as a percentage of net assets on 11-30-12.
United States	57.7%
Canada	5.0%
Philippines	4.0%
South Korea	3.5%
New Zealand	3.2%
Australia	3.2%
Singapore	2.6%
Indonesia	2.2%
Luxembourg	1.8%
Germany	1.7%
Other Countries	12.2%
Short-Term Investments & Other	2.9%

21

John Hancock Strategic Income Opportunities Fund
As of 11-30-12 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2012, by major security category or type:

22

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11-30-12	Price	Inputs	Inputs

Corporate Bonds	1,543,741,781	—	1,531,862,498	11,879,283
U.S. Government	23,962,274	—	23,962,274	—
Foreign Government
Obligations	920,413,706	—	920,413,706	—
Capital Preferred Securities	109,964,473	—	109,964,473	—
Convertible Bonds	57,200,812	—	57,200,812	—
Municipal Bonds	501,307	—	501,307	—
Term Loans	115,162,926	—	115,162,926	—
Collateralized Mortgage
Obligations	167,671,054	—	167,368,566	302,488
Asset Backed Securities	22,420,697	—	22,420,697	—
Common Stocks	147,876,223	144,767,076	—	3,109,147
Preferred Securities	187,846,745	169,286,399	14,469,237	4,091,109
Escrow Certificates	28,688	—	18,700	9,988
Purchased Options	9,392,664	—	9,392,664	—
Short-Term Investments	146,423,000	—	146,423,000	—

Total investments in Securities	3,452,606,350	314,053,475	3,119,160,860	19,392,015
Other Financial Instruments:
Futures	(906,211)	(906,211)	—-	—-
Forward Currency Contracts	3,763,785	—	3,763,785	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Collateralized
		Mortgage	Common	Preferred	Escrow
	Corporate Bonds	Obligations	Stock	Securities	Certificates	Totals

Balance as of 8-31-12	$16,481,299	$285,275	$3,259,285	$3,894,119	$10,575	$23,930,553
Realized gain (loss)	(89,022)	-	-	-	-	(89,022)

Change in unrealized appreciation (depreciation)	619,088	33,126	(150,138)	196,990	(587)	698,479
Purchases	-	105	-	-	-	105
Sales	(5,132,082)	(16,018)	-	-	-	(5,148,100)
Transfers into Level 3	-	-	-	-	-	-
Transfers out of Level 3	-	-	-	-	-	-
Balance as of 11-30-12	$11,879,283	$302,488	$3,109,147	$4,091,109	$9,988	$19,392,015
Change in unrealized at period end*	$599,366	$33,126	($150,138)	$196,990	($587)	$678,757

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower

23

and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan. At November 30, 2012, the fund had $19,435,797 in unfunded term loan commitments outstanding.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Futures. A futures contract is a contractual agreement to buy or sell a particular, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates.

During the period ended November 30, 2012, the Fund used futures contracts to manage against anticipated interest rate changes and manage duration. The following table summarizes the contracts held at November 30, 2012.

	NUMBER OF		EXPIRATION		UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	DEPRECIATION

U.S. 10-Year Treasury Note Futures	2,135	Short	March 2013	($285,322,734)	($906,211)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. The following table summarizes the contracts held at November 30, 2012.

	PRINCIPAL AMOUNT	PRINCIPAL AMOUNT
CURRENCY	COVERED BY	COVERED BY CONTRACT	COUNTERPARTY	SETTLEMENT	UNREALIZED APPRECIATION/
	CONTRACT	(USD)		DATE	(DEPRECIATION)

BUYS

			CANADIAN IMPERIAL BANK OF
AUD	31,950,000	$32,912,761	COMMERCE	2/5/2013	$266,313

AUD	10,695,000	11,079,271	HSBC BANK USA	2/5/2013	27,151

AUD	21,370,000	22,167,528	HSBC BANK USA	2/5/2013	24,546
			STATE STREET BANK AND TRUST
AUD	42,490,000	43,936,742	COMPANY	2/5/2013	187,789

CAD	115,821,529	115,414,692	BANK OF MONTREAL	2/5/2013	1,027,306

24

EUR	152,318,745	193,841,924	BANK OF MONTREAL	2/5/2013	4,381,782
EUR	20,185,000	26,178,927	DEUTSCHE BANK AG	2/5/2013	89,314
EUR	40,370,000	52,357,854	ROYAL BANK OF CANADA	2/5/2013	178,628
GBP	32,518,059	51,719,981	BANK OF MONTREAL	2/5/2013	370,837
GBP	16,420,901	26,308,759	DEUTSCHE BANK AG	2/5/2013	(4,047)
JPY	4,412,666,665	54,835,573	TORONTO DOMINION BANK	2/5/2013	(1,271,749)
JPY	2,483,628,848	30,952,503	UBS AG	2/5/2013	(804,597)
JPY	1,344,954,760	16,761,650	ROYAL BANK OF CANADA	2/5/2013	(435,712)
JPY	4,745,646,720	58,710,000	BANK OF MONTREAL	2/5/2013	(1,104,247)
			CANADIAN IMPERIAL BANK OF
JPY	2,368,537,530	29,355,000	COMMERCE	2/5/2013	(604,148)
MXN	533,744,385	40,006,925	BANK OF NOVA SCOTIA	2/5/2013	1,024,612
MXN	263,834,098	20,185,000	ROYAL BANK OF CANADA	2/5/2013	97,215
NZD	32,085,000	26,155,050	DEUTSCHE BANK AG LONDON	2/5/2013	76,920
NZD	21,360,000	17,520,326	ROYAL BANK OF CANADA	2/5/2013	(56,873)
NZD	63,875,000	52,073,008	UBS AG	2/5/2013	149,748

		$922,473,474			$3,620,788
SELLS

AUD	14,950,000	15,539,030	BANK OF MONTREAL	2/5/2013	13,924
AUD	135,436,857	140,327,482	BANK OF NOVA SCOTIA	2/5/2013	(319,444)
			CANADIAN IMPERIAL BANK OF
AUD	21,340,000	22,076,230	COMMERCE	2/5/2013	(84,690)
AUD	32,060,000	33,392,048	HSBC BANK USA	2/5/2013	98,744
			STATE STREET BANK AND TRUST
AUD	21,305,000	22,027,879	COMPANY	2/5/2013	(96,695)
CAD	40,235,000	40,610,573	TORONTO DOMINION BANK	2/5/2013	160,030
CHF	105,530,249	111,500,546	BANK OF MONTREAL	2/5/2013	(2,486,878)
EUR	40,355,000	51,719,981	BANK OF MONTREAL	2/5/2013	(796,981)
EUR	20,185,000	26,308,759	DEUTSCHE BANK AG	2/5/2013	40,518
EUR	24,195,000	30,952,503	UBS AG	2/5/2013	(534,249)
			STATE STREET BANK AND TRUST
EUR	21,340,000	27,558,796	COMPANY	2/5/2013	(212,533)
GBP	32,389,730	51,402,208	BANK OF MONTREAL	2/5/2013	(483,040)
GBP	16,347,226	26,178,927	DEUTSCHE BANK AG LONDON	2/5/2013	(7,764)
GBP	32,699,700	52,357,854	ROYAL BANK OF CANADA	2/5/2013	(23,936)
JPY	15,015,097,000	189,241,677	BANK OF MONTREAL	2/5/2013	6,978,642
JPY	340,337,522	4,197,656	TORONTO DOMINION BANK	2/5/2013	66,417
			STATE STREET BANK AND TRUST
NOK	272,014,352	47,013,561	COMPANY	2/5/2013	(895,762)
NZD	20,555,000	16,761,650	ROYAL BANK OF CANADA	2/5/2013	(43,654)
NZD	87,490,585	71,269,831	BANK OF NOVA SCOTIA	2/5/2013	(260,494)
NZD	32,060,000	26,334,084	UBS AG	2/5/2013	122,553

25

			STATE STREET BANK AND TRUST
SEK	318,136,613	46,820,255	COMPANY	2/5/2013	(915,344)
SGD	104,235,543	85,220,679	BANK OF MONTREAL	2/5/2013	(176,367)

		$1,138,812,209			$142,997

Currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GDP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

Options are traded either over-the-counter or on an exchange. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value.

During the period ended November 30, 2012, the Fund used purchased options to manage against anticipated currency exchange rate changes.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

26

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund.

356Q1 11/12
1/13

John Hancock

MUTUAL FUNDS

John Hancock Emerging Markets Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2012

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Common Stocks 97.7%		$2,256,791,962

(Cost $2,054,698,905)

Brazil 10.5%		243,051,823

AES Tiete SA	30,593	287,060
Aliansce Shopping Centers SA	48,492	495,858
All America Latina Logistica SA	208,991	770,708
Amil Participacoes SA	73,447	1,059,702
Anhanguera Educacional Participacoes SA	119,530	1,805,145
Arezzo Industria E Comercio SA	28,591	495,071
Autometal SA	4,062	34,218
B2W Cia Global do Varejo (I)	22,600	161,821
Banco Alfa de Investimento SA	10,300	26,704
Banco Bradesco SA	187,744	2,851,129
Banco Bradesco SA, ADR (L)	550,552	9,271,296
Banco do Brasil SA	352,619	3,615,632
Banco Santander Brasil SA, ADR	773,908	5,177,445
Bematech SA	66,175	188,912
BHG SA - Brazil Hospitality Group (I)	1,580	14,752
BM&F Bovespa SA	1,969,328	11,833,663
BR Malls Participacoes SA	472,119	6,064,988
Brasil Brokers Participacoes SA	155,943	469,259
Braskem SA, ADR	50,629	659,190
BRF - Brasil Foods SA, ADR (L)	603,892	11,081,418
Brookfield Incorporacoes SA	379,400	585,932
Brookfield Incorporacoes SA, ADR (I)	116,094	179,292
CCR SA	384,456	3,303,357
CCX Carvao da Colombia SA (I)	68,000	68,420
Centrais Eletricas Brasileiras SA	29,500	105,614
Centrais Eletricas Brasileiras SA, ADR, B Shares	35,300	168,028
Centrais Eletricas Brasileiras SA, ADR, (U.S. Exchange) (L)	47,167	172,631
CETIP SA - Mercados Organizados	105,534	1,084,084
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR (L)	66,560	2,880,717
Cia de Saneamento Basico do Estado de Sao Paulo	5,400	218,598
Cia de Saneamento de Minas Gerais	46,300	975,056
Cia Energetica de Minas Gerais	23,663	255,257
Cia Energetica de Minas Gerais, ADR	160,926	1,969,734
Cia Hering	75,600	1,692,580
Cia Paranaense de Energia	1,000	11,227
Cia Paranaense de Energia, ADR (L)	55,947	752,487
Cia Providencia Industria e Comercio SA	39,800	152,733
Cia Siderurgica Nacional SA	136,900	672,071
Cielo SA	126,882	3,304,466
Companhia de Bebidas das Americas	153,400	6,353,379
Companhia de Bebidas das Americas, ADR (L)	114,926	4,782,071
Companhia de Saneamento Basico de Estado de Sao Paulo, ADR	19,370	1,576,137
Companhia Siderurgica Nacional SA, ADR (L)	259,126	1,251,579
Contax Participacoes SA	1,400	16,511
Cosan SA Industria e Comercio	153,900	2,829,807
CPFL Energia SA	10,100	108,005
CPFL Energia SA, ADR (L)	28,796	628,905
CR2 Empreendimentos Imobiliarios SA	28,800	61,999
Cremer SA	650	4,046
CSU Cardsystem SA	4,000	7,844
Cyrela Brazil Realty SA Empreendimentos e Participacoes	221,028	1,843,279
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,100	24,845

1

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Brazil (continued)

Diagnosticos da America SA	269,326	$1,565,438
Direcional Engenharia SA	5,225	31,910
Duratex SA	242,485	1,673,836
Ecorodovias Infraestrutura e Logistica SA	87,533	698,855
EDP - Energias do Brasil SA	124,772	707,711
Embraer SA	32,692	200,577
Embraer SA, ADR (L)	175,929	4,385,910
Equatorial Energia SA	36,426	294,061
Estacio Participacoes SA	48,374	886,298
Eternit SA	62,999	233,210
Even Construtora e Incorporadora SA	241,500	973,098
EZ Tec Empreendimentos e Participacoes SA	99,800	1,205,932
Fertilizantes Heringer SA (I)	38,800	171,956
Fibria Celulose SA, ADR (I)(L)	248,951	2,516,895
Fleury SA	33,900	364,891
Forjas Taurus SA	7,413	10,061
Gafisa SA (I)	521,522	1,027,521
Gafisa SA, ADR (I)(L)	74,154	292,167
General Shopping Brasil SA (I)	60,020	286,224
Gerdau SA	103,043	714,183
Gerdau SA, ADR (L)	894,088	7,590,807
Grendene SA	210,900	1,495,290
Guararapes Confeccoes SA	2,700	149,708
Helbor Empreendimentos SA	145,200	781,449
Hypermarcas SA (I)	250,217	1,803,324
IdeiasNet SA (I)	28,300	23,575
Iguatemi Empresa de Shopping Centers SA	124,300	1,511,867
Industrias Romi SA (I)	93,000	213,263
Inepar SA Industria e Construcoes (I)	9,800	6,971
International Meal Company Holdings SA	10,000	115,547
Iochpe-Maxion SA	124,676	1,500,103
Itau Unibanco Holding SA	96,022	1,307,675
Itau Unibanco Holding SA, ADR (L)	646,657	9,796,854
JBS SA (I)	613,979	1,554,486
JHSF Participacoes SA	205,000	826,984
Joao Fortes Engenharia SA	675	1,990
JSL SA	23,700	139,751
Kroton Educacional SA (I)	10,403	24,294
Kroton Educacional SA, Preference Shares (I)	115,459	2,239,152
Light SA	37,603	417,068
Localiza Rent a Car SA	113,448	1,887,437
Log-in Logistica Intermodal SA (I)	65,400	238,731
Lojas Americanas SA	72,620	599,842
Lojas Renner SA (I)	72,550	2,653,399
LPS Brasil Consultoria de Imoveis SA	23,300	425,044
Lupatech SA (I)	3,800	3,272
M Dias Branco SA	24,729	824,339
Magnesita Refratarios SA	282,565	1,049,965
Mahle-Metal Leve SA Industria e Comercio	42,500	527,670
Marcopolo SA	8,000	40,996
Marfrig Alimentos SA (I)	200,293	1,087,326
Marisa Lojas SA	48,673	717,521
Metalfrio Solutions SA (I)	16,800	30,663
Mills Estruturas e Servicos de Engenharia SA	90,017	1,324,895
Minerva SA	60,400	303,583

2

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Brazil (continued)

MMX Mineracao e Metalicos SA (I)	286,400	$471,793
MPX Energia SA (I)	183,300	956,475
MRV Engenharia e Participacoes SA	333,700	1,766,261
Multiplan Empreendimentos Imobiliarios SA	47,700	1,317,063
Multiplus SA	32,097	743,542
Natura Cosmeticos SA	92,600	2,451,075
Obrascon Huarte Lain Brasil SA	118,226	1,051,242
Odontoprev SA	270,770	1,368,549
Oi SA	57,436	242,453
Oi SA, ADR	175,443	664,929
Oi SA, Series C, ADR (L)	12,205	54,312
OSX Brasil SA (I)	25,250	106,232
Paranapanema SA (I)	275,500	523,460
PDG Realty SA Empreendimentos e Participacoes	243,884	343,547
Petroleo Brasileiro SA	97,783	874,043
Petroleo Brasileiro SA, ADR (L)	671,572	12,068,149
Petroleo Brasileiro SA, ADR, Class A (L)	837,292	14,694,475
Plascar Participacoes Industriais SA	13,400	2,947
Porto Seguro SA	166,625	1,756,861
Positivo Informatica SA (I)	26,000	59,987
Profarma Distribuidora de Produtos Farmaceuticos SA	42,000	288,937
QGEP Participacoes SA	36,700	228,259
Raia Drogasil SA	124,576	1,224,306
Refinaria de Petroleos de Manguinhos SA (I)	40,000	5,803
Restoque Comercio e Confeccoes de Roupas SA	94,596	389,575
Rodobens Negocios Imobiliarios SA	59,200	351,853
Rossi Residencial SA	121,400	231,801
Santos Brasil Participacoes SA	52,908	668,531
Sao Carlos Empreendimentos e Participacoes SA	71,400	1,537,065
Sao Martinho SA	66,300	746,837
SLC Agricola SA	49,500	414,430
Sonae Sierra Brasil SA	5,736	81,874
Souza Cruz SA	161,600	2,349,734
Springs Global Participacoes SA (I)	137,067	172,553
Sul America SA	274,382	1,990,322
T4F Entretenimento SA	10,600	50,351
Tecnisa SA	41,600	143,287
Tegma Gestao Logistica	25,578	386,040
Telefonica Brasil SA	4,502	84,908
Telefonica Brasil SA, ADR (L)	88,100	1,932,914
Tempo Participacoes SA (I)	16,496	28,101
Tereos Internacional SA	9,500	12,004
Tim Participacoes SA	47,400	166,814
Tim Participacoes SA, ADR (L)	43,961	779,429
Totvs SA	99,999	1,871,471
TPI - Triunfo Participacoes e Investimentos SA	75,690	414,439
Tractebel Energia SA	36,638	597,545
Trisul SA (I)	30,607	35,809
Ultrapar Participacoes SA, ADR	182,880	3,760,013
Usinas Siderurgicas de Minas Gerais SA	135,144	863,308
Vale SA	14,800	260,427
Vale SA, ADR, Ordinary A Shares (L)	622,881	10,856,816
Vale SA, ADR, Preference A Shares	530,973	9,074,329
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	74,585	1,361,295
Vanguarda Agro SA (I)	1,152,700	194,203

3

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Brazil (continued)

Viver Incorporadora e Construtora SA (I)	246,617	$103,873
Viver Incorporadora e Construtora SA (I)	43,219	16,585
WEG SA	156,700	1,998,350

Chile 1.8%		42,398,438

AES Gener SA (I)	789,916	512,431
Aguas Andinas SA	1,103,018	754,534
Almendral SA	205,170	30,288
Banco de Chile	3,324,290	497,659
Banco de Chile, ADR (L)	5,474	493,864
Banco de Credito e Inversiones	17,962	1,187,632
Banco Santander Chile	5,453,570	367,842
Banco Santander Chile, ADR (L)	51,996	1,400,252
Banmedica SA	300	649
Besalco SA	274,576	456,723
CAP SA	44,286	1,452,106
Cementos Bio-Bio SA (I)	2,795	3,952
Cencosud SA	493,536	2,574,658
Cia Cervecerias Unidas SA	15,538	225,179
Cia Cervecerias Unidas SA, ADR (L)	8,617	632,488
Cia General de Electricidad	330,742	1,801,734
Cia Sud Americana de Vapores SA (I)	8,532,311	748,651
Cintac SA	78,352	32,908
Colbun SA (I)	3,075,845	835,873
Corpbanca SA	58,425,982	754,393
Corpbanca SA, ADR	13,087	254,935
Cristalerias de Chile SA	62,943	536,576
E.CL SA	264,051	612,157
Embotelladora Andina SA, ADR, Series A	300	9,075
Embotelladora Andina SA, ADR, Series B (L)	1,594	60,524
Empresa Nacional de Electricidad SA	1,112,975	1,659,223
Empresa Nacional de Electricidad SA, ADR (L)	18,202	817,634
Empresas CMPC SA	668,839	2,439,222
Empresas COPEC SA	299,947	4,147,308
Empresas Hites SA	12,912	10,739
Empresas Iansa SA	4,708,478	348,033
Empresas La Polar SA (I)	202,586	85,550
Enersis SA, ADR (L)	169,382	2,871,025
ENTEL Chile SA	67,071	1,380,607
Forus SA	2,628	12,568
Gasco SA	218,626	1,795,556
Grupo Security SA	593,749	216,056
Inversiones Aguas Metropolitanas SA	889,211	1,636,244
Latam Airlines Group SA	4,699	103,565
Latam Airlines Group SA, ADR (L)	52,595	1,164,979
Madeco SA	9,108,883	340,908
Masisa SA	3,828,010	403,535
Molibdenos Y Metales SA	7,542	136,429
Multiexport Foods SA	27,522	6,009
Parque Arauco SA	122,116	271,679
PAZ Corp., SA	115,321	72,173
Ripley Corp. SA	641,294	600,026
SACI Falabella	132,388	1,324,018
Salfacorp SA	66,565	132,729
Sigdo Koppers SA	180,777	419,100

4

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Chile (continued)

Sociedad Matriz SAAM SA (I)	8,772,077	$975,790
Sociedad Quimica y Minera de Chile SA, ADR (L)	26,039	1,473,807
Socovesa SA	678,810	342,828
Sonda SA	232,750	692,031
Vina Concha y Toro SA	92,215	180,231
Vina San Pedro Tarapaca SA	16,312,632	101,753

China 10.3%		238,503,730

Agile Property Holdings, Ltd.	844,000	1,136,351
Agricultural Bank of China, Ltd., H Shares	7,529,000	3,309,189
Air China, Ltd., H Shares	918,000	614,467
Aluminum Corp. of China, Ltd., ADR (I)(L)	37,554	397,697
Aluminum Corp. of China, Ltd., H Shares (I)(L)	1,052,000	446,542
Angang Steel Company, Ltd., H Shares (I)(L)	1,210,000	755,627
Anhui Conch Cement Company, Ltd., H Shares	466,500	1,550,955
Anhui Expressway Company, Ltd., H Shares	318,000	161,937
Anhui Tianda Oil Pipe Company, Ltd., H Shares	462,000	74,444
Anta Sports Products, Ltd.	635,000	459,026
Anton Oilfield Services Group	1,300,000	525,158
Asia Cement China Holdings Corp.	610,000	262,762
AviChina Industry & Technology Company, Ltd., H Shares	1,148,000	494,448
Bank of China, Ltd., H Shares	32,504,075	13,702,073
Bank of Communications Company, Ltd., H Shares	3,532,858	2,576,245
Baoye Group Company, Ltd., H Shares	478,000	276,317
BaWang International Group Holding, Ltd. (I)	1,190,000	98,127
BBMG Corp., H Shares	434,500	369,466
Beijing Capital International Airport Company, Ltd., H Shares	2,532,415	1,812,885
Beijing Capital Land, Ltd., H Shares	1,240,000	470,219
Beijing Jingkelong Company, Ltd., H Shares	34,000	19,682
Beijing North Star Company, H Shares	1,030,000	253,711
Billion Industrial Holdings, Ltd.	10,500	6,351
Biostime International Holdings, Ltd.	43,000	130,321
Byd Company, Ltd., H Shares (I)(L)	262,000	675,351
BYD Electronic International Company, Ltd.	1,060,983	250,160
Catic Shenzhen Holdings, Ltd., H Shares	140,000	49,981
Changshouhua Food Company, Ltd.	143,000	73,160
Chaowei Power Holdings, Ltd.	109,000	54,968
Chiho-Tiande Group, Ltd.	36,000	17,559
China Aoyuan Property Group, Ltd.	1,766,000	296,013
China Automation Group, Ltd.	117,000	27,315
China BlueChemical, Ltd., H Shares	1,596,000	996,501
China Citic Bank Corp., Ltd., H Shares	6,346,962	3,255,815
China Coal Energy Company, Ltd., H Shares	4,250,000	4,275,803
China Communications Construction Company, Ltd., H Shares	3,946,202	3,589,935
China Communications Services Corp., Ltd., H Shares	2,699,200	1,528,106
China Construction Bank Corp., H Shares	22,837,000	17,487,163
China COSCO Holdings Company, Ltd., H Shares (I)(L)	1,172,500	536,113
China Datang Corp. Renewable Power Company, Ltd.	150,000	16,633
China Dongxiang Group Company	2,060,000	225,829
China Eastern Airlines Corp., Ltd., ADR (I)	1,037	17,888
China Eastern Airlines Corp., Ltd., H Shares (I)(L)	704,000	241,073
China Huiyuan Juice Group, Ltd. (I)	832,500	295,234
China Liansu Group Holdings, Ltd.	464,000	275,242
China Life Insurance Company, Ltd., ADR (L)	99,654	4,398,728
China Life Insurance Company, Ltd., H Shares	698,000	2,046,366

5

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

China (continued)

China Lilang, Ltd.	450,000	$244,213
China Longyuan Power Group Corp., H Shares	1,091,000	723,079
China Medical System Holdings, Ltd.	623,800	424,931
China Merchants Bank Company, Ltd., H Shares	1,551,500	2,963,956
China Minsheng Banking Corp., Ltd., H Shares	3,496,500	3,433,033
China Modern Dairy Holdings, Ltd. (I)	330,000	82,584
China Molybdenum Company, Ltd., H Shares (I)	1,743,000	717,123
China National Building Material Company, Ltd., H Shares	1,126,000	1,465,064
China National Materials Company, Ltd., H Shares	275,000	85,441
China Nickel Resources Holding Company, Ltd.	878,000	62,274
China Oilfield Services, Ltd., H Shares	506,000	1,007,425
China Pacific Insurance Group Company, Ltd., H Shares	652,400	2,136,874
China Petroleum & Chemical Corp., ADR	120,370	12,747,183
China Qinfa Group, Ltd.	944,000	138,782
China Railway Construction Corp., H Shares (L)	1,822,335	2,035,350
China Railway Group, Ltd., H Shares	1,269,000	736,438
China Rare Earth Holdings, Ltd.	1,272,000	269,013
China Rongsheng Heavy Industry Group Company, Ltd. (L)	1,029,500	168,547
China Shanshui Cement Group, Ltd.	1,080,000	736,245
China Shenhua Energy Company, Ltd., H Shares	1,013,500	4,146,729
China Shineway Pharmaceutical Group, Ltd.	203,000	305,338
China Shipping Container Lines Company, Ltd., H Shares (I)(L)	3,759,850	989,223
China Shipping Development Company, Ltd., H Shares	1,410,000	692,539
China Southern Airlines Company, Ltd., ADR (L)	1,402	31,068
China Southern Airlines Company, Ltd., H Shares	642,000	286,040
China Suntien Green Energy Corp., Ltd.	907,000	177,790
China Telecom Corp., Ltd., ADR	5,800	315,114
China Telecom Corp., Ltd., H Shares	3,274,000	1,780,721
China Tontine Wines Group, Ltd.	56,000	5,345
China Wireless Technologies, Ltd.	1,144,000	341,900
China Yurun Food Group, Ltd. (I)(L)	1,115,000	698,828
China ZhengTong Auto Services Holdings, Ltd. (I)(L)	710,500	466,805
China Zhongwang Holdings, Ltd. (I)(L)	2,253,400	790,313
Chinasoft International, Ltd. (I)	600,000	153,951
Chongqing Iron & Steel Company, Ltd., H Shares (I)	834,000	138,927
Chongqing Machinery & Electric Company, Ltd., H Shares	1,100,000	161,708
CNOOC, Ltd.	3,800,000	8,075,721
CNOOC, Ltd., ADR (L)	15,118	3,222,553
Comtec Solar Systems Group, Ltd. (I)	22,000	2,836
Country Garden Holdings Company, Ltd. (I)	5,952,463	2,852,966
CPMC Holdings, Ltd.	113,000	78,990
CSR Corp., Ltd., H Shares (L)	744,000	628,357
Dalian Port PDA Company, Ltd., H Shares	1,186,621	261,696
Daphne International Holdings, Ltd.	660,000	874,583
Datang International Power Generation Company, Ltd., H Shares	966,000	337,641
Dongfang Electric Corp., Ltd., H Shares	151,400	256,887
Dongfeng Motor Group Company, Ltd., H Shares	1,034,000	1,452,087
Dongjiang Environmental Company, Ltd., H Shares	19,200	75,052
Dongyue Group	860,000	479,048
ENN Energy Holdings, Ltd.	398,000	1,791,890
Evergrande Real Estate Group, Ltd.	3,052,000	1,522,905
Fantasia Holdings Group Company, Ltd.	306,000	38,709
First Tractor Company, Ltd., H Shares (I)	708,750	668,546
Fosun International, Ltd.	1,805,059	1,084,959
Golden Eagle Retail Group, Ltd. (L)	229,000	540,254

6

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

China (continued)

Goodbaby International Holdings, Ltd.	21,000	$7,286
Great Wall Motor Company, Ltd., H Shares	534,000	1,759,348
Great Wall Technology Company, Ltd., H Shares	648,000	124,546
Greatview Aseptic Packaging Company, Ltd.	13,000	7,044
Greentown China Holdings, Ltd. (I)	906,500	1,416,789
Guangshen Railway Company, Ltd., ADR (L)	39,922	661,108
Guangzhou Automobile Group Company, Ltd., H Shares	1,648,857	1,354,132
Guangzhou Pharmaceutical Company, Ltd., H Shares	264,000	444,190
Guangzhou R&F Properties Company, Ltd., H Shares (L)	1,032,599	1,760,505
Guangzhou Shipyard International Company, Ltd., H Shares (I)	128,000	94,106
Hainan Meilan International Airport Company, Ltd., H Shares	163,000	100,982
Haitian International Holdings, Ltd.	230,000	278,611
Harbin Electric Company, Ltd., H Shares	952,000	786,711
Hengan International Group Company, Ltd.	320,500	2,904,835
Hidili Industry International Development, Ltd.	1,491,000	380,625
Hisense Kelon Electrical Holdings Company, Ltd., H Shares (I)	181,000	62,365
Honghua Group, Ltd.	1,510,000	399,211
Huadian Power International Corp., H Shares (I)	668,000	199,246
Huaneng Power International, Inc., ADR (L)	4,400	149,996
Huaneng Power International, Inc., H Shares	852,000	725,074
Hunan Nonferrous Metal Corp., Ltd., H Shares (I)	2,322,000	748,620
Industrial & Commercial Bank of China, Ltd., H Shares	26,386,000	17,786,531
International Taifeng Holdings, Ltd.	46,000	11,975
Intime Department Store Group Company, Ltd.	733,500	841,068
Jiangsu Expressway, Ltd., H Shares	592,000	529,121
Jiangxi Copper Company Ltd.	515,000	1,320,067
Jingwei Textile Machinery Company, Ltd., H Shares	222,000	137,440
Kaisa Group Holdings, Ltd. (I)	375,000	103,503
Kasen International Holdings, Ltd. (I)	240,000	46,421
Kingdee International Software Group Company, Ltd. (I)	2,058,000	429,788
Kingsoft Corp., Ltd.	482,000	297,769
Lenovo Group, Ltd.	3,112,000	2,929,005
Li Ning Company, Ltd. (I)(L)	825,000	436,104
Lianhua Supermarket Holdings Company, Ltd., H Shares	255,200	200,547
Lingbao Gold Company, Ltd., H Shares	446,000	186,869
Longfor Properties Company, Ltd.	499,000	958,351
Lonking Holdings, Ltd. (L)	1,240,000	281,303
Maanshan Iron & Steel Company, Ltd., H Shares (I)(L)	2,014,000	555,566
Maoye International Holdings, Ltd.	866,000	166,222
Metallurgical Corp. of China, Ltd., H Shares (I)(L)	302,000	52,966
Microport Scientific Corp.	131,000	77,384
MIE Holdings Corp.	510,000	143,880
Minth Group, Ltd.	94,000	101,727
NVC Lighting Holdings, Ltd.	1,230,000	321,896
Pacific Online, Ltd.	209,000	65,509
Parkson Retail Group, Ltd.	627,000	448,599
PCD Stores Group, Ltd.	1,792,000	203,227
Peak Sport Products Company, Ltd.	401,000	70,886
PetroChina Company, Ltd., ADR (L)	29,667	3,950,161
PetroChina Company, Ltd., H Shares	5,574,000	7,411,980
PICC Property & Casualty Company, Ltd., H Shares	836,000	1,077,675
Ping An Insurance Group Company, H Shares	516,000	3,891,568
Powerlong Real Estate Holdings, Ltd.	361,000	74,433
Qunxing Paper Holdings Company, Ltd.	969,268	258,131
Renhe Commercial Holdings Company, Ltd. (I)(L)	8,596,000	454,511

7

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

China (continued)

Sany Heavy Equipment International Holdings Company, Ltd. (L)	682,000	$333,129
Semiconductor Manufacturing International Corp., ADR (I)	263,599	630,002
Semiconductor Manufacturing International Corp. (I)	16,250,000	785,312
Shandong Chenming Paper Holdings, Ltd., H Shares	225,584	77,030
Shandong Molong Petroleum Machinery Company, Ltd., H Shares	214,400	79,072
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	716,000	745,571
Shanghai Electric Group Company, Ltd., H Shares	1,068,000	420,048
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	1,562,000	271,938
Shanghai Prime Machinery Company, Ltd., H Shares	1,148,000	149,533
Shengli Oil & Gas Pipe Holdings, Ltd.	145,500	12,373
Shenguan Holdings Group, Ltd.	744,000	378,951
Shenzhen Expressway Company, Ltd., H Shares	440,000	165,720
Shenzhou International Group Holdings, Ltd.	126,000	242,393
Shui On Land, Ltd. (L)	3,655,551	1,819,215
Sichuan Expressway Company, Ltd., H Shares	552,000	179,321
Sihuan Pharmaceutical Holdings Group, Ltd. (L)	1,587,000	654,963
Silver base Group Holdings, Ltd.	518,650	162,564
Sino-Ocean Land Holdings, Ltd.	3,730,076	2,789,721
SinoMedia Holding, Ltd.	228,000	109,446
Sinopec Shanghai Petrochemical Company, Ltd., ADR (L)	1,587	46,499
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	1,020,000	296,457
Sinopec Yizheng Chemical Fibre Company, Ltd., H Shares	608,000	132,401
Sinopharm Group Company, Ltd., H Shares	339,600	1,048,762
Sinotrans, Ltd., H Shares	2,156,574	333,734
Sinotruk Hong Kong, Ltd.	1,000,055	664,251
Soho China, Ltd.	2,288,000	1,723,076
SPG Land Holdings, Ltd. (I)	397,925	100,560
Sunny Optical Technology Group Company, Ltd.	322,000	210,122
Tech Pro Technology Development, Ltd. (I)	804,000	293,535
Tencent Holdings, Ltd.	348,800	11,349,100
Tian Shan Development Holdings, Ltd.	58,000	14,067
Tiangong International Company, Ltd.	1,007,564	252,142
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	184,000	43,438
Tingyi Cayman Islands Holding Corp.	756,000	2,213,514
Tong Ren Tang Technologies Company, Ltd., H Shares	113,000	243,373
Trauson Holdings Company, Ltd.	146,000	80,791
Travelsky Technology, Ltd., H Shares	1,415,500	717,393
Tsingtao Brewery Company, Ltd., H Shares	130,000	731,918
Uni-President China Holdings, Ltd.	437,000	569,295
Want Want China Holdings, Ltd.	1,758,000	2,566,667
Weichai Power Company, Ltd., H Shares (L)	240,400	903,829
Weiqiao Textile Company, H Shares	583,500	210,743
West China Cement, Ltd.	2,098,000	374,042
Wumart Stores, Inc., H Shares	142,000	296,673
Xiamen International Port Company, Ltd., H Shares	1,056,662	123,952
Xingda International Holdings, Ltd.	1,029,000	433,967
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	583,650	300,484
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	136,200	53,876
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares	1,037,000	209,944
Xiwang Sugar Holdings Company, Ltd.	593,020	56,572
Yanzhou Coal Mining Company, Ltd., ADR (L)	52,903	813,119
Yanzhou Coal Mining Company, Ltd., H Shares	234,000	359,779
Zhaojin Mining Industry Company, Ltd., H Shares	420,500	709,732
Zhejiang Expressway Company, Ltd., H Shares	716,000	546,850
Zhejiang Glass Company, Ltd., H Shares (I)	172,000	0

8

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

China (continued)

Zhong An Real Estate, Ltd. (I)	793,200	$105,352
Zhongsheng Group Holdings, Ltd. (L)	300,500	371,645
Zhuzhou CSR Times Electric Company, Ltd., H Shares	159,000	484,779
Zijin Mining Group Company, Ltd., H Shares	1,823,000	735,620
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares (L)	531,400	682,624
ZTE Corp., H Shares	306,000	464,728

Colombia 0.3%		6,406,558

Bancolombia SA, ADR (L)	27,362	1,758,556
Ecopetrol SA, ADR (L)	79,945	4,648,002

Cyprus 0.0%		313,400

Eurasia Drilling Company, Ltd., GDR	2,109	68,648
Globaltrans Investment PLC, GDR	15,976	244,752

Czech Republic 0.3%		7,548,708

CEZ AS	66,250	2,200,744
Fortuna Entertainment Group NV	1,880	7,912
Komercni Banka AS	4,862	969,636
Pegas Nonwovens SA	29,627	709,766
Philip Morris CR AS	293	161,509
Telefonica Czech Republic AS	100,542	1,792,134
Unipetrol AS (I)	194,936	1,707,007

Egypt 0.1%		1,744,520

Commercial International Bank Egypt SAE, GDR (London Exchange)	38,036	197,808
Commercial International Bank Egypt SAE, GDR (U.S. Exchange)	45,984	239,117
Orascom Construction Industries, GDR (I)	25,212	942,461
Orascom Telecom Holding SAE, GDR (I)	127,131	365,134

Guernsey Channel Islands 0.0%		36,100

Etalon Group, Ltd., GDR (I)	7,600	36,100

Hong Kong 5.4%		123,638,655

361 Degrees International, Ltd. (L)	372,000	98,319
Ajisen China Holdings, Ltd.	546,000	476,040
AMVIG Holdings, Ltd.	675,333	196,917
Anxin-China Holdings, Ltd.	1,440,000	295,194
Asia Energy Logistics Group, Ltd. (I)	2,960,000	37,040
Asian Citrus Holdings, Ltd.	144,000	67,413
AVIC International Holding Hong Kong, Ltd. (I)	4,532,000	163,540
Beijing Development Hong Kong, Ltd. (I)	379,000	76,756
Beijing Enterprises Holdings, Ltd.	561,430	3,617,798
Beijing Enterprises Water Group, Ltd.	2,554,000	599,470
Belle International Holdings, Ltd.	1,451,000	3,044,129
Bosideng International Holdings, Ltd.	1,652,000	504,706
Brilliance China Automotive Holdings, Ltd. (I)	2,106,000	2,565,353
C C Land Holdings, Ltd.	450,693	155,730
Central China Real Estate, Ltd.	887,538	243,834
CGN Mining Company, Ltd. (I)	835,000	87,220
Chaoda Modern Agriculture Holdings, Ltd. (I)	5,797,312	202,903
China Aerospace International Holdings, Ltd.	2,914,755	240,369
China Agri-Industries Holdings, Ltd.	1,782,000	1,022,152
China Chengtong Development Group, Ltd. (I)	2,031,216	58,171
China Energine International Holdings, Ltd. (I)	2,025,589	80,808
China Everbright International, Ltd.	1,238,000	587,619

9

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Hong Kong (continued)

China Everbright, Ltd.	937,000	$1,357,330
China Foods, Ltd.	380,000	383,734
China Gas Holdings, Ltd.	932,000	670,799
China Green Holdings, Ltd. (I)(L)	588,000	112,261
China Haidian Holdings, Ltd.	2,601,800	295,353
China High Precision Automation Group, Ltd.	74,000	11,840
China High Speed Transmission Equipment Group Company, Ltd. (I)	662,000	220,209
China Lumena New Materials Corp.	1,272,000	257,507
China Mengniu Dairy Company, Ltd.	628,000	1,762,165
China Merchants Holdings International Company, Ltd.	1,119,128	3,391,337
China Metal Recycling Holdings, Ltd. (L)	358,200	378,809
China Mining Resources Group, Ltd. (I)	8,324,000	121,366
China Mobile, Ltd.	180,000	2,048,191
China Mobile, Ltd., ADR (L)	297,443	16,930,456
China New Town Development Company, Ltd. (I)	2,185,332	91,560
China Ocean Resources Company, Ltd.	8,700	24,865
China Oil and Gas Group, Ltd. (I)	3,168,219	470,096
China Overseas Grand Oceans Group, Ltd. (L)	372,000	400,950
China Overseas Land & Investment, Ltd.	1,558,000	4,589,073
China Pharmaceutical Group, Ltd. (I)	1,192,000	329,042
China Power International Development, Ltd. (L)	1,153,000	305,682
China Power New Energy Development Company, Ltd. (I)	2,100,000	104,266
China Precious Metal Resources Holdings Company, Ltd. (I)	1,348,000	259,135
China Properties Group, Ltd. (I)	920,000	295,723
China Resource Power Holdings, Ltd.	606,000	1,351,673
China Resources Cement Holdings, Ltd. (L)	778,000	487,113
China Resources Enterprises, Ltd.	780,000	2,780,407
China Resources Gas Group, Ltd.	390,000	834,373
China Resources Land, Ltd.	1,064,000	2,852,492
China Sandi Holdings, Ltd. (I)	291,090	22,177
China Singyes Solar Technologies Holdings, Ltd.	100,800	69,306
China South City Holdings, Ltd.	1,038,000	160,646
China Starch Holdings, Ltd.	2,630,000	78,354
China State Construction International Holdings, Ltd.	625,200	785,101
China Taiping Insurance Holdings Company, Ltd. (I)	395,600	661,179
China Tianyi Holdings, Ltd. (I)	40,000	5,521
China Travel International Investment Hong Kong, Ltd.	4,084,000	795,082
China Unicom Hong Kong, Ltd., ADR (L)	471,621	7,324,274
China Vanadium Titano - Magnetite Mining Company, Ltd.	57,000	12,496
China Water Affairs Group, Ltd.	754,000	192,585
ChinaVision Media Group, Ltd. (I)	460,000	16,020
CIMC Enric Holdings, Ltd.	96,000	83,822
Citic 21CN Company, Ltd. (I)	1,034,000	62,652
Citic Pacific, Ltd.	1,368,923	1,738,279
Citic Resources Holdings, Ltd. (I)	3,570,000	529,232
Clear Media, Ltd.	57,000	28,981
Coastal Greenland, Ltd. (I)	1,312,000	70,286
Comba Telecom Systems Holdings, Ltd. (L)	857,500	307,972
Cosco International Holdings, Ltd.	975,040	401,013
COSCO Pacific, Ltd.	1,831,982	2,570,169
CP Pokphand Company	2,984,000	362,168
DaChan Food Asia, Ltd.	655,000	97,156
Dah Chong Hong Holdings, Ltd.	385,000	396,729
Dawnrays Pharmaceutical Holdings, Ltd.	80,000	15,892
DBA Telecommunication Asia Holdings, Ltd.	32,000	19,361

10

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Hong Kong (continued)

Digital China Holdings, Ltd.	506,000	$842,028
Dynasty Fine Wines Group, Ltd. (I)	242,000	43,075
Embry Holdings, Ltd.	80,000	39,210
Extrawell Pharmaceutical Holdings, Ltd. (I)	1,310,000	101,380
Franshion Properties China, Ltd.	4,998,000	1,714,955
GCL-Poly Energy Holdings, Ltd. (L)	5,679,000	944,395
Geely Automobile Holdings Company, Ltd. (L)	2,265,000	1,066,146
Global Bio-Chem Technology Group Company, Ltd.	2,837,200	332,938
Global Sweeteners Holdings, Ltd. (I)	444,000	32,617
Glorious Property Holdings, Ltd. (I)	545,000	91,357
Goldbond Group Holdings, Ltd. (I)	100,000	3,480
Golden Meditech Holdings, Ltd.	2,476,631	239,601
Goldlion Holdings, Ltd.	345,000	174,908
GOME Electrical Appliances Holdings, Ltd. (I)	7,406,000	754,538
Good Friend International Holdings, Inc.	42,000	11,272
Goodtop Tin International Holdings, Ltd (I)	1,290,000	66,602
Guangdong Investment, Ltd.	1,254,000	1,019,244
Haier Electronics Group Company, Ltd. (I)	341,000	468,971
Heng Tai Consumables Group, Ltd. (I)	6,885,525	162,446
Hengdeli Holdings, Ltd. (L)	1,564,000	554,141
Hi Sun Technology China, Ltd. (I)	126,000	11,052
HKC Holdings, Ltd.	3,725,423	132,159
Hopewell Highway Infrastructure, Ltd.	498,500	274,529
Hopson Development Holdings, Ltd. (I)(L)	878,000	1,363,751
Hua Han Bio-Pharmaceutical Holdings, Ltd., H Shares	1,199,040	349,515
Huabao International Holdings, Ltd. (L)	1,225,000	553,122
Huscoke Resources Holdings, Ltd. (I)	1,804,200	17,357
Inspur International, Ltd.	4,415,000	139,539
Interchina Holdings Company (I)	1,075,000	59,768
Jinchuan Group International Resources Company, Ltd. (I)	162,000	29,048
Ju Teng International Holdings, Ltd.	1,151,722	467,816
Kai Yuan Holdings, Ltd. (I)	10,020,000	263,576
Kingboard Chemical Holdings, Ltd.	664,290	1,969,561
Kingboard Laminates Holdings, Ltd.	204,000	89,528
Kingway Brewery Holdings, Ltd.	988,000	332,565
Kunlun Energy Company, Ltd.	1,012,000	2,060,439
KWG Property Holding, Ltd.	1,533,012	1,106,923
Lai Fung Holdings, Ltd.	8,914,000	216,226
Le Saunda Holdings	108,000	33,807
Lee & Man Paper Manufacturing, Ltd.	87,000	52,280
Lijun International Pharmaceutical Holding, Ltd.	750,000	208,023
LK Technology Holdings, Ltd.	40,000	7,639
Loudong General Nice Resources China Holdings, Ltd. (I)	2,844,000	111,865
Magic Holdings International, Ltd.	232,000	89,778
MIN XIN Holdings, Ltd.	188,000	104,073
Mingfa Group International Company, Ltd.	678,000	192,384
Minmetals Land, Ltd.	1,810,000	282,445
MMG, Ltd. (I)	1,240,000	480,807
Nan Hai Corp., Ltd. (I)	28,150,000	101,712
NetDragon Websoft, Inc.	271,500	381,825
New World China Land, Ltd.	3,655,230	1,749,978
New World Department Store China, Ltd.	211,000	128,707
Nine Dragons Paper Holdings, Ltd.	609,000	447,147
PetroAsian Energy Holdings, Ltd. (I)	1,864,000	39,424
Phoenix Satellite Television Holdings, Ltd.	726,000	226,569

11

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Hong Kong (continued)

Poly Property Group Company, Ltd. (I)(L)	2,759,944	$1,909,838
Ports Design, Ltd.	242,500	174,210
Pou Sheng International Holdings, Ltd. (I)	2,224,000	133,462
Prosperity International Holdings HK, Ltd. (I)	1,460,000	65,000
Qingling Motors Company, Ltd., H Shares	948,000	220,077
Real Nutriceutical Group, Ltd.	467,000	164,298
Regent Manner International Holdings, Ltd.	503,000	95,356
REXLot Holdings, Ltd.	9,200,000	664,790
Road King Infrastructure, Ltd.	166,000	120,983
Royale Furniture Holdings, Ltd	18,000	1,345
Samson Holding, Ltd.	1,383,915	193,337
Shanghai Industrial Holdings, Ltd.	601,041	1,969,001
Shanghai Industrial Urban Development Group, Ltd. (I)	1,049,500	238,095
Shanghai Zendai Property, Ltd. (I)	4,865,000	92,888
Shenzhen International Holdings, Ltd.	13,027,500	1,092,278
Shenzhen Investment, Ltd.	3,154,260	1,061,858
Shimao Property Holdings, Ltd.	1,742,000	3,524,576
Shougang Concord Century Holdings, Ltd. (I)	1,102,000	41,197
Shougang Concord International Enterprises Company, Ltd. (I)	6,444,000	344,873
Shougang Fushan Resources Group, Ltd.	4,078,000	1,481,701
Silver Grant International, Ltd.	1,890,334	341,343
SIM Technology Group, Ltd. (I)	1,114,000	39,505
Sino Biopharmaceutical	2,340,000	1,131,630
Sino Oil And Gas Holdings, Ltd. (I)	2,745,000	65,871
Sino Prosper State Gold Resources Holdings, Ltd. (I)	438,000	19,780
Sinofert Holdings, Ltd.	2,892,000	614,945
Sinolink Worldwide Holdings, Ltd. (I)	2,918,000	240,910
Sinopec Kantons Holdings, Ltd.	920,000	641,762
Sinotrans Shipping, Ltd.	2,137,000	518,204
Skyworth Digital Holdings, Ltd. (L)	1,373,277	731,143
SMI Corp., Ltd. (I)	48,000	1,066
Solargiga Energy Holdings, Ltd. (I)	997,000	50,135
Sparkle Roll Group, Ltd.	1,144,000	78,201
SRE Group, Ltd. (I)	4,656,000	228,220
Tak Sing Alliance Holdings, Ltd.	734,000	88,046
TCC International Holdings, Ltd.	1,253,417	358,624
TCL Communication Technology Holdings, Ltd.	237,000	69,619
TCL Multimedia Technology Holdings, Ltd.	765,200	422,291
Tian An China Investment, Ltd.	976,000	645,019
Tianjin Development Holdings, Ltd. (I)	212,000	102,664
Tianneng Power International, Ltd.	948,700	593,477
Tomson Group, Ltd.	851,443	208,620
Towngas China Company, Ltd.	409,000	342,448
TPV Technology, Ltd.	1,276,588	324,374
Truly International Holdings, Ltd.	1,751,000	309,274
United Energy Group, Ltd. (I)	1,846,000	338,198
Vinda International Holdings, Ltd.	312,000	434,611
VODone, Ltd.	1,941,600	180,171
Wasion Group Holdings, Ltd.	710,000	335,075
Welling Holding, Ltd.	338,000	40,979
Winteam Pharmaceutical Group, Ltd.	132,000	26,566
XTEP International Holdings	101,000	40,115
Yanchang Petroleum International, Ltd. (I)	5,462,273	348,831
Yingde Gases	506,000	505,892
Yip's Chemical Holdings, Ltd.	218,000	150,182

12

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Hong Kong (continued)

Yuexiu Property Company, Ltd.	6,895,200	$2,222,377
Yuexiu Transport Infrastructure, Ltd.	394,000	175,342

Hungary 0.3%		7,753,692

Danubius Hotel and Spa PLC (I)	951	12,747
EGIS Pharmaceuticals PLC	10,349	803,080
Fotex Holding SE (I)	10,287	7,091
Magyar Telekom Telecommunications PLC	162,750	295,762
MOL Hungarian Oil and Gas PLC	14,280	1,212,072
OTP Bank PLC (L)	229,203	4,316,802
PannErgy (I)	2,974	8,183
Richter Gedeon Nyrt	6,691	1,097,955

India 8.3%		192,508,258

3M India, Ltd. (I)	27	2,051
Aban Offshore, Ltd.	21,138	148,294
ABB, Ltd.	32,944	431,633
ABG Shipyard, Ltd. (I)	16,236	113,875
ACC, Ltd.	20,632	525,126
Adani Enterprises, Ltd.	69,906	310,456
Adani Power, Ltd. (I)	204,102	200,617
Aditya Birla Nuvo, Ltd.	50,286	984,063
Agro Tech Foods, Ltd.	963	8,280
AIA Engineering, Ltd.	27	168
Akzo Nobel India, Ltd.	3,239	57,511
Alembic Pharmaceuticals, Ltd.	38,000	44,335
Allahabad Bank	97,853	258,758
Alok Industries, Ltd.	487,315	100,758
Alstom India, Ltd.	14,071	107,541
Amara Raja Batteries, Ltd.	19,566	90,560
Ambuja Cements, Ltd.	251,660	964,122
Amtek Auto, Ltd.	149,007	194,798
Anant Raj Industries, Ltd.	151,998	276,719
Andhra Bank	157,627	319,153
Ansal Properties & Infrastructure, Ltd. (I)	83,467	50,634
Apollo Hospitals Enterprise, Ltd.	44,250	664,646
Apollo Tyres, Ltd.	77,864	120,650
Areva T&D India, Ltd.	25,124	90,973
Arvind, Ltd.	144,398	238,411
Ashok Leyland, Ltd.	1,368,930	716,927
Asian Paints, Ltd.	11,884	945,527
Aurobindo Pharma, Ltd.	10,277	35,494
Axis Bank, Ltd.	125,123	3,041,589
Axis Bank, Ltd., GDR	95	2,336
Bajaj Auto, Ltd.	28,118	998,772
Bajaj Electricals, Ltd.	14,090	53,718
Bajaj Finance, Ltd.	15,115	382,545
Bajaj Finserv, Ltd.	33,002	534,231
Bajaj Hindusthan, Ltd.	266,322	131,172
Bajaj Holdings and Investment, Ltd.	41,862	665,326
Balkrishna Industries, Ltd.	19,674	91,922
Ballarpur Industries, Ltd.	487,134	212,172
Balmer Lawrie & Company, Ltd.	7,980	97,468
Balrampur Chini Mills, Ltd. (I)	160,224	187,637
Bank of Baroda	60,660	850,835

13

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

India (continued)

Bank of India	128,328	$662,425
Bank of Maharashtra	218,538	224,258
BASF India, Ltd.	2,895	39,122
Bata India, Ltd.	11,358	192,391
BEML, Ltd.	19,471	101,773
Berger Paints India, Ltd.	46,206	128,108
BF Utilities, Ltd. (I)	6,868	43,158
BGR Energy Systems, Ltd.	18,048	88,699
Bharat Electronics, Ltd.	7,257	158,538
Bharat Forge, Ltd.	55,904	273,283
Bharat Heavy Electricals, Ltd.	256,990	1,104,584
Bharat Petroleum Corp., Ltd.	57,464	365,422
Bharti Airtel, Ltd. (I)	276,897	1,697,110
Bhushan Steel, Ltd.	31,174	265,010
Biocon, Ltd.	18,333	96,531
Birla Corp., Ltd.	41,760	224,033
Blue Dart Express, Ltd.	1,817	65,492
Blue Star, Ltd.	1,549	5,501
Bombay Dyeing & Manufacturing Company, Ltd.	15,400	36,243
Bombay Rayon Fashions, Ltd. (I)	15,869	75,263
Bosch, Ltd.	2,734	464,196
Brigade Enterprises, Ltd.	22,407	29,984
Britannia Industries, Ltd.	21,988	200,334
Cadila Healthcare, Ltd.	23,683	364,855
Cairn India, Ltd.	196,811	1,193,493
Canara Bank	91,968	788,837
Carborundum Universal, Ltd.	2,776	7,678
Central Bank of India	314,027	442,387
Century Textile & Industries, Ltd.	32,699	249,358
CESC, Ltd.	26,563	150,478
Chambal Fertilizers & Chemicals, Ltd.	224,870	278,803
Chennai Petroleum Corp., Ltd.	5,582	13,029
Cholamandalam Investment and Finance Company, Ltd.	8,951	40,807
Cipla, Ltd.	122,586	935,367
City Union Bank, Ltd.	128,137	122,503
Clariant Chemicals India, Ltd.	2,333	26,716
CMC, Ltd.	2,507	51,927
Colgate-Palmolive India, Ltd.	16,631	441,263
Container Corp of India	8,305	141,243
Core Education & Technologies, Ltd.	16,629	95,411
Coromandel International, Ltd.	33,351	168,667
Corporation Bank	30,114	234,209
CRISIL, Ltd.	8,966	158,552
Crompton Greaves, Ltd.	117,877	248,272
Cummins India, Ltd.	33,341	296,577
Dabur India, Ltd.	236,777	555,984
Dalmia Bharat Enterprises, Ltd.	18,693	50,392
DB Corp., Ltd.	2,679	10,844
DCM Shriram Consolidated, Ltd.	26,804	35,205
Deepak Fertilizers & Petrochemicals Corp., Ltd.	44,612	102,590
Development Credit Bank, Ltd. (I)	184,559	158,363
Dish TV India, Ltd. (I)	225,615	326,008
Divi's Laboratories, Ltd.	20,648	442,116
DLF, Ltd.	407,900	1,577,532
Dr. Reddy's Laboratories, Ltd.	18,233	610,992

14

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

India (continued)

Dr. Reddy's Laboratories, Ltd., ADR (L)	18,324	$614,587
Dredging Corp. of India, Ltd. (I)	15,333	66,827
eClerx Services, Ltd.	4,262	57,599
Edelweiss Financial Services, Ltd.	221,050	148,343
Eicher Motors, Ltd.	8,358	422,532
EID Parry India, Ltd.	81,890	349,041
EIH, Ltd.	23,350	31,023
Elder Pharmaceuticals, Ltd.	8,295	51,365
Electrosteel Castings, Ltd.	93,708	44,627
Emami, Ltd.	20,030	221,601
Engineers India, Ltd.	29,019	121,826
Entertainment Network India, Ltd. (I)	2,857	13,607
Era Infra Engineering, Ltd.	23,042	59,146
Escorts, Ltd.	43,887	53,538
Essar Oil, Ltd. (I)	156,633	201,719
Essar Ports, Ltd.	118,939	201,003
Essar Shipping, Ltd. (I)	59,469	29,680
Essel Propack, Ltd.	89,057	66,714
Exide Industries, Ltd.	111,621	292,265
FAG Bearings India, Ltd.	68	2,108
FDC, Ltd.	3,183	5,148
Federal Bank, Ltd.	161,367	1,438,777
Federal-Mogul Goetze India, Ltd. (I)	8,130	29,643
Financial Technologies India, Ltd.	10,629	221,903
Finolex Cables, Ltd.	89,396	85,704
Finolex Industries, Ltd.	64,689	73,037
Fortis Healthcare, Ltd. (I)	99,267	204,985
Fresenius Kabi Oncology, Ltd. (I)	11,316	19,181
Future Capital Holdings, Ltd.	9,269	37,182
GAIL India, Ltd.	148,573	960,959
GAIL India, Ltd., GDR	1,143	46,817
Gammon India, Ltd.	77,691	54,665
Gateway Distriparks, Ltd.	73,703	182,798
Gillette India, Ltd.	165	7,168
Gitanjali Gems, Ltd.	50,394	459,426
GlaxoSmithKline Consumer Healthcare, Ltd.	5,261	357,063
GlaxoSmithKline Pharmaceuticals, Ltd.	9,366	353,443
Glenmark Pharmaceuticals, Ltd.	38,363	306,204
Glodyne Technoserve, Ltd. (I)	4,224	2,180
GMR Infrastructure, Ltd. (I)	467,792	161,177
Godfrey Philips India, Ltd.	379	22,288
Godrej Consumer Products, Ltd.	48,992	657,262
Godrej Industries, Ltd.	16,932	95,720
Godrej Properties, Ltd.	2,593	30,454
Graphite India, Ltd.	80,822	124,007
Grasim Industries, Ltd.	31,208	1,921,357
Grindwell Norton, Ltd.	43	214
GTL Infrastructure, Ltd. (I)	14,936	2,264
Gujarat Alkalies & Chemicals, Ltd.	51,800	131,429
Gujarat Ambuja Exports, Ltd.	15,000	7,138
Gujarat Flourochemicals, Ltd.	32,948	201,065
Gujarat Gas Company, Ltd.	13,022	71,951
Gujarat Mineral Development Corp., Ltd.	28,269	108,764
Gujarat Narmada Valley Fertilizers Company, Ltd.	65,805	98,538
Gujarat State Fertilisers & Chemicals, Ltd.	209,160	277,003

15

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

India (continued)

Gujarat State Petronet, Ltd.	46,716	$63,216
Gulf Oil Corp, Ltd.	44,106	66,818
GVK Power & Infrastructure, Ltd. (I)	99,748	25,648
Hathway Cable & Datacom, Ltd. (I)	11,458	57,052
Havells India, Ltd.	21,359	224,775
HBL Power Systems, Ltd. (I)	104,569	29,710
HCL Infosystems, Ltd. (I)	185,657	131,114
HCL Technologies, Ltd.	60,519	721,934
HDFC Bank, Ltd.	480,606	6,210,964
HEG, Ltd.	17,873	77,036
HeidelbergCement India, Ltd. (I)	87,352	84,758
Hero Motorcorp, Ltd.	25,087	844,038
Hexa Tradex, Ltd. (I)	42,642	27,427
Hexaware Technologies, Ltd.	327,232	658,042
Himachal Futuristic Communications (I)	116,428	21,824
Hindalco Industries, Ltd.	1,014,546	2,168,698
Hinduja Ventures, Ltd.	5,652	50,928
Hindustan Oil Exploration Company, Ltd. (I)	20,262	36,580
Hindustan Petroleum Corp., Ltd.	42,367	222,900
Hindustan Unilever, Ltd.	295,625	2,928,984
Hindustan Zinc, Ltd.	33,902	86,985
Honeywell Automation India, Ltd.	130	5,638
Hotel Leela Venture, Ltd. (I)	161,732	91,709
Housing Development & Infrastructure, Ltd. (I)	335,502	696,028
HSIL, Ltd.	27,538	66,506
ICICI Bank, Ltd.	10,085	204,394
ICICI Bank, Ltd., ADR (L)	611,197	25,052,965
IDBI Bank, Ltd.	211,610	421,329
Idea Cellular, Ltd. (I)	811,929	1,440,292
IDFC, Ltd.	666,009	2,115,930
IFCI, Ltd.	799,536	458,844
India Cements, Ltd.	309,375	488,954
India Infoline, Ltd.	254,359	363,350
Indiabulls Financial Services, Ltd.	341,835	1,573,682
Indiabulls Infrastructure and Power, Ltd. (I)	1,398,736	165,657
Indiabulls Real Estate, Ltd. (I)	474,148	597,922
Indian Bank	92,080	309,939
Indian Hotels Company, Ltd.	502,469	579,637
Indian Oil Corp., Ltd.	150,607	733,297
Indian Overseas Bank	198,424	286,009
Indraprastha Gas, Ltd.	7,107	34,827
Info Edge India, Ltd.	30	201
Infosys, Ltd.	21,383	957,000
Infosys, Ltd., ADR (L)	100,446	4,464,825
Infotech Enterprises, Ltd.	17,414	60,874
ING Vysya Bank, Ltd.	77,939	700,226
Ingersoll-Rand India, Ltd.	9,856	85,411
Ipca Laboratories, Ltd.	15,399	129,448
IRB Infrastructure Developers, Ltd.	43,945	109,291
ISMT, Ltd.	32,842	13,633
ITC, Ltd.	807,606	4,417,452
IVRCL, Ltd. (I)	361,109	279,580
Jagran Prakashan, Ltd.	14,178	26,771
Jain Irrigation Systems, Ltd.	59,847	74,596
Jaiprakash Associates, Ltd.	620,569	1,100,974

16

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

India (continued)

Jaiprakash Power Ventures, Ltd. (I)	297,473	$211,293
Jammu & Kashmir Bank, Ltd.	33,817	856,406
JB Chemicals & Pharmaceuticals, Ltd.	44,422	68,657
JBF Industries, Ltd.	30,363	71,678
Jet Airways India, Ltd. (I)	7,109	68,603
Jindal Poly Films, Ltd.	15,538	53,939
Jindal Saw, Ltd.	176,270	426,318
Jindal Stainless, Ltd. (I)	78,009	99,777
Jindal Steel & Power, Ltd.	176,215	1,301,612
JK Cement, Ltd.	22,552	123,436
JK Lakshmi Cement, Ltd.	70,257	178,663
JM Financial, Ltd.	368,362	118,095
JSW Energy, Ltd.	223,653	254,802
JSW ISPAT Steel, Ltd. (I)	706,176	129,746
JSW Steel, Ltd.	113,498	1,548,116
Jubilant Life Sciences, Ltd.	64,699	249,753
Jyothy Laboratories, Ltd.	14,079	47,868
Kajaria Ceramics, Ltd.	7,804	36,581
Kalpataru Power Transmission, Ltd.	22,050	33,734
Karnataka Bank, Ltd.	140,550	454,801
Karur Vysya Bank, Ltd.	49,942	432,455
Kaveri Seed Company, Ltd.	1,230	30,173
Kesoram Industries, Ltd.	33,435	86,493
Kirloskar Brothers, Ltd.	4,757	13,734
Kotak Mahindra Bank, Ltd.	111,936	1,376,977
KPIT Cummins Infosystems, Ltd.	40,015	94,655
KRBL, Ltd.	55,453	27,447
KSB Pumps, Ltd.	7,884	33,180
KSK Energy Ventures, Ltd. (I)	7,103	7,370
Lakshmi Machine Works, Ltd.	331	12,658
Lakshmi Vilas Bank, Ltd.	25,195	37,383
Lanco Infratech, Ltd. (I)	306,051	78,139
Lanxess ABS, Ltd.	189	2,383
Larsen & Toubro, Ltd.	58,496	1,787,866
Larsen & Toubro, Ltd., GDR	27,740	852,550
Lupin, Ltd.	57,843	628,157
Madras Cements, Ltd. (I)	106,301	395,603
Mahanagar Telephone Nigam, Ltd., ADR (I)(L)	81,577	75,051
Maharashtra Seamless, Ltd.	54,295	298,468
Mahindra & Mahindra, Ltd.	99,929	1,743,061
Mahindra & Mahindra, Ltd., GDR	19,216	330,063
Mahindra Lifespace Developers, Ltd.	22,771	173,415
Manaksia, Ltd. (I)	35,648	29,465
Mangalore Refinery and Petrochemicals, Ltd.	186,482	207,674
Marico, Ltd.	91,382	372,937
Maruti Suzuki India, Ltd.	16,316	440,890
MAX India, Ltd.	26,759	117,224
McLeod Russel India, Ltd.	51,666	334,141
Mercator Lines, Ltd. (I)	212,137	79,261
Merck, Ltd. (I)	2,868	32,930
MindTree, Ltd.	3,689	48,510
Monnet Ispat & Energy, Ltd.	32,137	153,516
Monsanto India, Ltd.	1,026	12,461
Motherson Sumi Systems, Ltd.	71,568	229,211
Mphasis, Ltd.	13,065	93,049

17

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

India (continued)

MRF, Ltd.	1,922	$386,545
Mukand, Ltd. (I)	28,732	14,515
Mundra Port and Special Economic Zone, Ltd.	149,828	359,374
Nagarjuna Fertilizer & Chemicals, Ltd. (I)	252,025	49,070
Nagarjuna Oil Refinery, Ltd. (I)	229,114	22,135
Natco Pharma, Ltd.	4,381	35,722
National Aluminium Company, Ltd.	574,204	500,608
National Hydroelectric Power Corp. Ltd.	1,043,692	447,720
Nava Bharat Ventures, Ltd.	43,984	149,667
Navneet Publications India, Ltd.	35,231	36,939
NCC, Ltd.	246,877	215,461
NESCO, Ltd.	1,049	13,496
Nestle India, Ltd.	8,256	729,096
NIIT Technologies, Ltd.	45,471	232,794
NIIT, Ltd.	136,918	78,606
Nitin Fire Protection Industries, Ltd.	25,790	32,268
Noida Toll Bridge Company, Ltd.	171,479	77,044
NTPC, Ltd.	160,582	478,494
Oberoi Realty, Ltd.	7,786	40,646
Oil & Natural Gas Corp., Ltd.	214,206	1,042,934
Oil India, Ltd.	53,608	448,168
OMAXE, Ltd. (I)	105,584	320,828
Opto Circuits India, Ltd.	43,971	87,456
Oracle Financial Services Software, Ltd. (I)	7,243	384,892
Orbit Corp., Ltd. (I)	63,959	67,720
Orchid Chemicals & Pharmaceuticals, Ltd.	56,302	104,809
Orient Paper & Industries, Ltd.	82,674	127,641
Oriental Bank of Commerce	67,526	417,258
Orissa Minerals Development Company, Ltd.	400	27,518
Page Industries, Ltd.	1,305	80,430
Panacea Biotec, Ltd. (I)	18,056	39,288
Parsvnath Developers, Ltd. (I)	129,259	92,695
Patel Engineering, Ltd.	24,567	37,466
Peninsula Land, Ltd.	89,370	112,672
Persistent Systems, Ltd.	753	6,713
Petronet LNG, Ltd.	88,738	265,768
Pfizer, Ltd.	1,678	35,961
Phoenix Mills, Ltd.	1,084	4,214
Pidilite Industries, Ltd.	62,233	245,046
Pipavav Defence & Offshore Engineering Company, Ltd. (I)	41,014	62,919
Piramal Enterprises, Ltd.	87,007	791,982
Plethico Pharmaceuticals, Ltd. (I)	5,976	29,877
Polaris Financial Technology, Ltd.	39,735	91,327
Polyplex Corp., Ltd.	18,044	67,518
Power Grid Corp. of India Ltd.	304,915	662,838
Praj Industries, Ltd.	57,344	50,047
Prism Cement, Ltd.	71,827	73,865
PTC India, Ltd.	222,817	291,501
Punj Lloyd, Ltd.	224,909	224,184
Punjab National Bank, Ltd. (I)	5,000	74,433
Radico Khaitan, Ltd.	20,886	56,045
Rain Commodities Ltd.	114,375	76,214
Rajesh Exports, Ltd.	43,299	100,392
Rallis India, Ltd.	32,506	95,466
Ranbaxy Laboratories, Ltd. (I)	31,761	294,333

18

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

India (continued)

Ranbaxy Laboratories, Ltd., GDR (I)	2,335	$22,116
Raymond, Ltd.	43,363	350,675
Redington India, Ltd.	66,332	101,164
REI Agro, Ltd. (I)	164,589	35,965
REI Six Ten Retail, Ltd. (I)	7,790	558
Reliance Capital, Ltd.	108,604	847,646
Reliance Communications, Ltd.	617,273	812,565
Reliance Industries, Ltd.	1,112,068	16,197,678
Reliance Industries, Ltd., GDR (S)	31,730	934,035
Reliance Infrastructure, Ltd.	72,487	646,681
Reliance Power, Ltd. (I)	555,888	993,287
Rolta India, Ltd.	153,518	176,029
Ruchi Soya Industries, Ltd.	127,227	143,713
Rural Electrification Corp. Ltd.	370,755	1,571,114
S Kumars Nationwide, Ltd.	142,150	35,664
Sadbhav Engineering, Ltd.	2,751	6,893
Sanwaria Agro Oils, Ltd. (I)	559	361
Satyam Computer Services, Ltd. (I)	270,166	504,231
Schneider Electric Infrastructure, Ltd.	25,124	46,038
SEAMEC, Ltd. (I)	7,435	10,927
Sesa Goa, Ltd.	194,063	649,405
Shipping Corp. of India, Ltd. (I)	7,493	7,325
Shiv-Vani Oil & Gas Exploration Services, Ltd.	20,192	44,783
Shoppers Stop, Ltd.	10,088	79,571
Shree Cement, Ltd.	1,858	149,852
Shree Renuka Sugars, Ltd. (I)	423,210	242,911
Shriram Transport Finance Company, Ltd.	43,154	532,139
Sintex Industries, Ltd.	88,110	102,852
SJVN, Ltd.	43,447	15,142
SKF India, Ltd.	4,232	49,632
Sobha Developers, Ltd.	50,252	339,836
Solar Industries India, Ltd.	480	8,548
South Indian Bank, Ltd.	847,658	384,901
SREI Infrastructure Finance, Ltd.	294,220	190,955
SRF, Ltd.	19,638	75,213
State Bank of Bikaner & Jaipur	18,445	137,576
State Bank of India	49,639	1,981,820
State Bank of India, GDR	4,501	369,147
Steel Authority of India, Ltd.	369,419	549,002
Sterling Biotech, Ltd. (I)	96,778	9,779
Sterlite Industries India, Ltd., ADR (L)	349,435	2,757,042
Strides Arcolab, Ltd.	8,868	184,870
Sun Pharma Advanced Research Company, Ltd. (I)	4,864	7,869
Sun Pharma Advanced Research Company, Ltd. (I)	34,050	75,467
Sun Pharmaceutical Industries, Ltd.	111,238	1,452,804
Sun TV Network, Ltd.	28,201	210,874
Sundaram Finance, Ltd.	8,650	159,015
Supreme Industries, Ltd.	11,409	60,514
Suzlon Energy, Ltd. (I)	534,875	192,144
Syndicate Bank, Ltd.	165,888	388,557
Tamilnadu Newsprint & Papers, Ltd.	37,939	78,243
Tata Chemicals, Ltd.	74,739	449,455
Tata Communications, Ltd.	33,200	144,856
Tata Communications, Ltd., ADR (L)	63,885	536,634
Tata Consultancy Services, Ltd.	140,278	3,400,609

19

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

India (continued)

Tata Elxsi, Ltd.	5,653	$25,201
Tata Global Beverages, Ltd.	459,764	1,402,347
Tata Investment Corp., Ltd.	15,423	123,847
Tata Motors, Ltd.	366,104	1,840,160
Tata Motors, Ltd., ADR (L)	53,090	1,330,966
Tata Power Company, Ltd.	298,832	593,039
Tata Steel, Ltd.	302,239	2,149,484
Tata Teleservices Maharashtra, Ltd. (I)	179,695	40,950
Tech Mahindra, Ltd.	10,490	169,312
The Great Eastern Shipping Company, Ltd.	84,792	394,968
Thermax, Ltd.	11,265	120,917
Time Technoplast, Ltd.	105,115	90,861
Titagarh Wagons, Ltd.	8,719	54,961
Titan Industries, Ltd.	96,547	552,256
Torrent Pharmaceuticals, Ltd.	14,751	182,547
Torrent Power, Ltd.	9,093	26,903
Trent, Ltd.	401	9,146
Triveni Turbine, Ltd.	25,986	24,399
TTK Prestige, Ltd.	1,939	126,515
Tube Investments of India, Ltd.	7,883	24,558
TVS Motor Company, Ltd.	47,690	34,236
UCO Bank	198,438	276,370
Uflex, Ltd.	34,032	62,327
Ultratech Cement, Ltd.	27,084	1,006,091
Union Bank of India, Ltd.	122,021	543,951
Unitech, Ltd. (I)	747,580	432,635
United Breweries, Ltd.	29,446	434,446
United Phosphorus, Ltd.	59,880	132,073
United Spirits, Ltd. (I)	52,796	1,940,768
Usha Martin, Ltd. (I)	176,167	99,565
Vardhman Special Steels, Ltd. (I)	1,653	929
Vardhman Textiles, Ltd.	8,267	38,133
Videocon Industries, Ltd.	86,553	340,151
Vijaya Bank	167,219	181,085
VIP Industries, Ltd.	21,685	32,763
Voltas, Ltd.	39,110	78,004
VST Industries, Ltd.	2,273	77,219
Wipro, Ltd.	154,762	1,117,550
Wockhardt, Ltd. (I)	20,900	629,350
Wyeth, Ltd.	346	6,198
Yes Bank, Ltd.	90,602	735,573
Zee Entertainment Enterprises, Ltd.	220,526	791,140
Zuari Agro Chemicals, Ltd. (I)	9,847	58,743
Zuari Global, Ltd.	9,847	22,132
Zydus Wellness, Ltd.	1,331	11,427
Zylog Systems Ltd.	19,130	23,928

Indonesia 3.2%		73,954,005

Ace Hardware Indonesia Tbk PT	410,000	32,026
Adaro Energy Tbk PT	4,837,000	674,963
Adhi Karya Persero Tbk PT	823,000	162,453
Agung Podomoro Land Tbk PT (I)	278,500	10,586
AKR Corporindo Tbk PT	2,318,500	1,038,181
Alam Sutera Realty Tbk PT	3,166,000	201,684
Aneka Tambang Persero Tbk PT	5,330,000	687,840

20

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Indonesia (continued)

Asahimas Flat Glass Tbk PT (I)	113,500	$97,576
Astra Agro Lestari Tbk PT	228,500	428,346
Astra Graphia Tbk PT	606,500	86,030
Astra International Tbk PT	6,507,500	4,914,160
Bakrie & Brothers Tbk PT (I)	129,839,261	676,704
Bakrie Sumatera Plantations Tbk PT	17,913,000	179,700
Bakrie Telecom Tbk PT (I)	34,369,000	178,961
Bakrieland Development Tbk PT (I)	43,066,000	260,122
Bank Bukopin Tbk PT	4,762,666	307,716
Bank Central Asia Tbk PT	4,506,500	4,130,938
Bank Danamon Indonesia Tbk PT	4,266,371	2,400,437
Bank Mandiri Persero Tbk PT	5,420,646	4,657,408
Bank Negara Indonesia Persero Tbk PT	5,152,103	1,989,293
Bank Pan Indonesia Tbk PT (I)	9,167,000	610,770
Bank Permata Tbk PT (I)	25,500	3,719
Bank Rakyat Indonesia Persero Tbk PT	5,084,000	3,744,973
Bank Tabungan Negara Persero Tbk PT	1,675,798	281,161
Bank Tabungan Pensiunan Nasional Tbk PT (I)	167,000	90,502
Barito Pacific Tbk PT (I)	3,118,500	121,808
Bayan Resources Tbk PT	98,000	101,641
Berau Coal Energy Tbk PT	150,000	3,360
Berlian Laju Tanker Tbk PT (I)	11,916,666	243,463
Bhakti Investama Tbk PT	22,152,800	1,269,033
Bisi International PT	203,000	18,650
Budi Acid Jaya Tbk PT (I)	2,039,000	28,269
Bumi Resources Tbk PT	30,622,430	1,881,013
Bumi Serpong Damai PT	3,504,000	441,467
BW Plantation Tbk PT	1,116,000	161,551
Central Proteinaprima Tbk PT (I)	30,464,500	101,617
Chandra Asri Petrochemical Tbk PT (I)	8,000	2,332
Charoen Pokphand Indonesia Tbk PT	3,630,920	1,294,821
Ciputra Development Tbk PT	16,645,500	1,353,136
Ciputra Surya Tbk PT	1,437,500	303,202
Citra Marga Nusaphala Persada Tbk PT	860,500	188,224
Darma Henwa Tbk PT (I)	20,860,500	108,685
Davomas Abadi Tbk PT (I)	8,435,500	43,965
Delta Dunia Makmur Tbk PT (I)	4,163,000	69,162
Elnusa Tbk PT (I)	2,863,500	53,102
Energi Mega Persada Tbk PT (I)	40,739,638	317,979
Gajah Tunggal Tbk PT	2,601,000	596,030
Global Mediacom Tbk PT	6,626,000	1,657,558
Gozco Plantations Tbk PT	5,611,200	113,909
Gudang Garam Tbk PT	416,243	2,291,367
Hanson International Tbk PT (I)	70,000	1,933
Harum Energy Tbk PT	481,000	250,472
Hexindo Adiperkasa Tbk PT	117,000	89,574
Holcim Indonesia Tbk PT	586,500	218,367
Indah Kiat Pulp and Paper Corp. Tbk PT (I)	4,870,000	345,167
Indika Energy Tbk PT	1,908,000	256,286
Indo Tambangraya Megah Tbk PT	174,000	711,742
Indocement Tunggal Prakarsa Tbk PT	645,500	1,561,074
Indofood CBP Sukses Makmur Tbk PT	77,000	59,352
Indofood Sukses Makmur Tbk PT	4,542,000	2,774,780
Indosat Tbk PT	312,000	180,471
Indosat Tbk PT, ADR	500	15,405

21

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Indonesia (continued)

Inovisi Infracom Tbk PT (I)	41,500	$27,240
Intiland Development Tbk PT	3,553,500	116,623
Japfa Comfeed Indonesia Tbk PT	710,500	396,058
Jasa Marga Tbk PT	765,500	454,529
Kalbe Farma Tbk PT	13,072,500	1,405,589
Kawasan Industri Jababeka Tbk PT (I)	15,626,500	324,070
Lippo Karawaci Tbk PT	25,745,625	2,876,195
Malindo Feedmill Tbk PT	555,500	124,399
Matahari Putra Prima Tbk PT	3,619,500	501,791
Mayora Indah Tbk PT	188,750	412,795
Medco Energi Internasional Tbk PT	2,289,000	350,357
Media Nusantara Citra Tbk PT	3,515,000	980,072
Mitra Adiperkasa Tbk PT	1,032,000	763,418
Mitra International Resources Tbk PT (I)	5,235,500	81,860
Modern Internasional Tbk PT (I)	80,600	6,550
Nippon Indosari Corpindo Tbk PT	39,500	26,374
Nusantara Infrastructure Tbk PT (I)	138,000	2,720
Pabrik Kertas Tjiwi Kimia Tbk PT	321,000	69,534
Pakuwon Jati Tbk PT	6,302,000	150,978
Panin Financial Tbk PT (I)	18,582,500	263,776
Panin Insurance Tbk PT	1,443,000	74,331
Pembangunan Perumahan Persero Tbk PT	585,000	56,864
Perusahaan Gas Negara Persero Tbk PT	3,428,500	1,616,259
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,882,500	758,015
Polychem Indonesia Tbk PT (I)	1,930,000	69,389
Ramayana Lestari Sentosa Tbk PT	4,070,000	543,360
Resource Alam Indonesia Tbk PT	139,000	31,861
Samindo Resources Tbk PT (I)	21,000	2,165
Sampoerna Agro Tbk PT	1,086,500	255,184
Samudera Indonesia Tbk PT	74,500	30,453
Selamat Sempurna Tbk PT	1,188,000	319,352
Semen Gresik Persero Tbk PT	1,264,500	1,949,200
Sentul City Tbk PT (I)	14,266,000	282,345
Sinar Mas Multiartha Tbk PT	37,000	17,542
Summarecon Agung Tbk PT	9,612,500	1,922,240
Surya Citra Media Tbk PT	167,500	37,949
Surya Semesta Internusa Tbk PT	3,281,500	382,791
Suryainti Permata Tbk PT (I)	1,802,000	16,717
Tambang Batubara Bukit Asam Persero Tbk PT	479,500	698,317
Telekomunikasi Indonesia Persero Tbk PT	398,500	377,227
Telekomunikasi Indonesia Tbk PT, ADR	69,787	2,654,697
Tiga Pilar Sejahtera Food Tbk	177,500	22,001
Timah Persero Tbk PT	505,000	69,273
Tower Bersama Infrastructure Tbk PT (I)	2,500	1,563
Trada Maritime Tbk PT (I)	4,824,000	514,290
Trias Sentosa Tbk PT	1,000,000	29,656
Trimegah Securities Tbk PT (I)	1,540,500	18,627
Truba Alam Manunggal Engineering Tbk PT (I)	19,436,000	101,298
Tunas Baru Lampung Tbk PT	1,536,000	76,984
Tunas Ridean Tbk PT	872,500	77,273
Unilever Indonesia Tbk PT	553,000	1,517,896
United Tractors Tbk PT	792,000	1,404,289
Vale Indonesia Tbk PT	3,245,000	706,370
Wijaya Karya Persero Tbk PT	2,967,500	504,537
Xl Axiata Tbk PT	751,000	402,546

22

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Israel 0.0%		$111,270

Mivtach Shamir Holdings, Ltd. (I)	5,896	111,270

Luxembourg 0.1%		1,589,496

Brait SE (I)	399,334	1,585,259
O'Key Group SA, GDR	417	4,237

Malaysia 4.0%		92,635,043

Adventa BHD (I)	25,200	15,832
Aeon Company BHD	65,200	253,582
Aeon Credit Service M BHD	6,360	25,524
Affin Holdings BHD	430,900	486,162
AirAsia BHD	1,519,200	1,425,680
Alam Maritim Resources BHD (I)	267,200	60,094
Alliance Financial Group BHD	1,182,400	1,594,263
AMMB Holdings BHD	2,013,350	4,227,305
Amway Malaysia Holdings	400	1,442
Ann Joo Resources BHD	256,700	111,534
APM Automotive Holdings BHD	192,600	297,139
Asas Dunia BHD	94,000	45,134
Axiata Group BHD	889,400	1,731,967
Batu Kawan BHD	19,400	113,540
Berjaya Assets BHD	458,500	135,729
Berjaya Corp. BHD	3,698,200	669,058
Berjaya Land BHD	846,900	236,817
Berjaya Sports Toto BHD	390,100	577,372
BIMB Holdings BHD	269,100	260,234
Bintulu Port Holdings BHD	300	701
Bolton BHD (I)	85,575	22,522
Boustead Heavy Industries Corp. BHD	16,400	12,998
Boustead Holdings BHD	486,706	824,122
British American Tobacco Malaysia BHD	72,700	1,272,221
Bursa Malaysia BHD	397,000	809,168
C.I. Holdings BHD (I)	8,500	2,222
Cahya Mata Sarawak BHD	265,700	279,580
Carlsberg Brewery-Malay BHD	123,400	510,150
CB Industrial Product Holding BHD	251,170	222,200
CIMB Group Holdings BHD	2,300,900	5,653,722
Coastal Contracts BHD	244,266	156,697
CSC Steel Holdings BHD	234,900	91,197
Dayang Enterprise Holdings BHD	116,400	86,152
Dialog Group BHD	760,100	609,904
DiGi.Com BHD	1,138,380	1,808,457
DRB-Hicom BHD	933,100	736,457
Dutch Lady Milk Industries BHD	9,900	150,790
Eastern & Oriental BHD	830,700	434,380
ECM Libra Financial Group BHD	311,610	92,248
Elk- Desa Resources (I)	14,960	3,347
Evergreen Fibreboard BHD	570,300	106,936
Faber Group BHD	287,400	145,538
Fraser & Neave Holdings BHD	46,900	285,768
Gamuda BHD	1,248,000	1,498,430
Genting BHD	934,100	2,765,406
Genting Malaysia BHD	3,357,900	3,776,633
Genting Plantations BHD	193,400	543,701
Globetronics Technology BHD	172,980	77,365

23

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Malaysia (continued)

Glomac BHD	411,400	$108,922
Goldis BHD	335,625	221,935
Green Packet BHD (I)	127,800	19,956
Guinness Anchor BHD	86,900	459,629
GuocoLand Malaysia BHD	37,100	9,453
Hai-O Enterprise BHD	13,700	9,113
HAP Seng Consolidated BHD	939,800	507,379
Hap Seng Plantations Holdings BHD	204,700	189,868
Hartalega Holdings BHD	195,200	308,191
HO WAH Genting BHD (I)	671,700	66,264
Hock Seng LEE BHD	107,492	51,592
Hong Leong Bank BHD	257,840	1,244,229
Hong Leong Financial Group BHD	265,900	1,116,105
Hong Leong Industries BHD	55,300	85,511
Hunza Properties BHD	102,400	50,847
Hwang-DBS Malaysia BHD (I)	69,400	56,155
IGB Corp. BHD	1,390,740	1,079,720
IJM Corp. BHD	1,524,980	2,483,315
IJM Land BHD	437,700	302,300
IJM Plantations BHD	164,400	157,691
Insas BHD (I)	488,074	65,090
Integrated Logistics BHD	175,560	60,090
Integrax BHD	74,400	33,289
IOI Corp. BHD	1,098,100	1,790,797
JAKS Resources BHD (I)	413,200	46,161
Jaya Tiasa Holdings BHD	178,605	115,714
JCY International BHD	623,800	135,333
JT International BHD	13,900	31,268
K&N Kenanga Holdings BHD	154,200	29,664
Karambunai Corp. BHD (I)	1,224,300	54,302
Keck Seng Malaysia BHD	319,250	409,585
KFC Holdings Malaysia BHD (I)	86,500	112,686
Kian JOO CAN Factory BHD	332,000	225,873
Kim Loong Resources BHD	37,800	28,117
Kinsteel BHD (I)	706,200	81,292
KLCC Property Holdings BHD	595,000	1,125,422
KNM Group BHD (I)	1,300,625	196,740
Kossan Rubber Industries	55,100	59,080
KPJ Healthcare BHD	401,900	779,975
KSK Group BHD	572,800	119,635
KSL Holdings BHD (I)	210,966	99,215
Kuala Lumpur Kepong BHD	191,558	1,300,424
KUB Malaysia BHD (I)	592,900	84,824
Kulim Malaysia BHD	511,700	733,785
Kumpulan Europlus BHD (I)	210,500	69,221
Kumpulan Fima BHD	93,300	56,449
Kumpulan Perangsang Selangor BHD	164,000	49,459
Lafarge Malayan Cement BHD	97,600	307,237
Landmarks BHD (I)	325,700	106,736
LBS Bina Group BHD	210,000	58,365
Lingui Development BHD	2,200	1,151
Lion Corp. BHD (I)	324,258	26,134
Lion Diversified Holdings BHD	670,700	60,661
Lion Forest Industries BHD	51,200	21,713
Lion Industries Corp. BHD	544,000	163,730

24

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Malaysia (continued)

LPI Capital BHD	10,300	$46,009
Mah Sing Group BHD	88,600	66,905
Malayan Banking BHD	1,687,556	5,024,092
Malayan Flour Mills BHD	75,500	32,528
Malaysia Airports Holdings BHD	125,700	219,593
Malaysia Building Society BHD	151,526	113,645
Malaysia Marine And Heavy Engineering Holdings BHD	15,400	22,337
Malaysian Airline System BHD (I)	793,600	225,619
Malaysian Bulk Carriers BHD	91,200	40,191
Malaysian Pacific Industries BHD	20,738	17,602
Malaysian Resources Corp. BHD	1,018,700	542,566
Masterskill Education Group BHD	10,700	2,023
Maxis BHD	765,785	1,619,884
MBM Resources BHD	98,150	110,435
Media Prima BHD	787,280	588,776
Mega First Corp. BHD	193,700	103,433
MISC BHD (I)	609,650	805,488
MK Land Holdings BHD (I)	623,400	70,702
MKH BHD	113,861	84,647
MMC Corp. BHD	988,700	875,214
MNRB Holdings BHD	18,000	17,764
Mudajaya Group BHD	103,100	86,112
Muhibbah Engineering Malaysia BHD	350,900	101,039
Mulpha International BHD (I)	2,169,700	278,547
My EG Services BHD	82,400	19,752
Naim Holdings BHD	148,000	92,022
NCB Holdings BHD	29,600	41,677
Nestle Malaysia BHD	1,900	37,244
NTPM Holdings BHD	3,100	449
Oriental Holdings BHD	377,920	1,031,993
OSK Holdings BHD	812,645	384,934
Padini Holdings BHD	322,700	185,702
Panasonic Manufacturing Malaysia BHD	8,900	60,690
Paramount Corp. BHD	68,320	33,937
Parkson Holdings BHD	440,800	656,847
Pelikan International Corp. BHD	365,670	82,584
Perisai Petroleum Teknologi BHD (I)	559,800	204,103
Petronas Chemicals Group BHD	595,400	1,165,195
Petronas Dagangan BHD	96,800	736,140
Petronas Gas BHD	192,300	1,164,063
PJ Development Holdings BHD	297,900	79,834
POS Malaysia BHD	40,900	42,784
PPB Group BHD	563,100	2,222,988
Press Metal BHD	170,300	99,723
Protasco BHD	141,500	47,930
Public Bank BHD	265,400	1,357,409
Puncak Niaga Holding BHD (I)	49,000	20,628
QL Resources BHD	224,900	228,755
QSR Brands BHD (I)	83,100	183,423
RCE Capital BHD	491,550	46,952
RHB Capital BHD	730,734	1,802,327
Sapurakencana Petroleum BHD (I)	532,257	495,318
Sarawak Oil Palms BHD	85,900	166,412
Scomi Group BHD (I)	1,525,800	173,056
Selangor Dredging BHD	328,000	86,275

25

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Malaysia (continued)

Selangor Properties BHD	18,300	$20,085
Shangri-La Hotels BHD	24,100	32,112
Shell Refining Company Federation of Malaya BHD	145,700	425,192
SHL Consolidated BHD	185,100	71,854
Sime Darby BHD	948,596	2,798,714
Sino Hua-An International BHD (I)	659,200	33,667
Star Publications Malaysia BHD	27,300	26,855
Sunway BHD (I)	655,671	496,002
Supermax Corp. BHD	259,800	169,141
Suria Capital Holdings BHD	286,100	135,531
TA Ann Holdings BHD	369,340	448,892
TA Enterprise BHD	1,731,500	281,967
TA Global BHD	1,466,040	113,316
TAN Chong Motor Holdings BHD	54,100	81,806
Tasek Corp. BHD	1,700	6,999
TDM BHD	158,783	175,042
Telekom Malaysia BHD	368,100	662,149
Tenaga Nasional BHD	840,400	1,918,745
TH Plantations BHD (I)	154,300	104,050
Three-A Resources BHD	5,500	2,025
Time.com BHD (I)	459,740	521,678
Top Glove Corp. BHD	332,600	616,884
Tradewinds Corp. BHD	576,400	195,314
Tradewinds Malaysia BHD	148,300	332,026
Trinity Corp. BHD (I)	1,080,000	15,964
TSH Resources BHD	265,400	183,486
Uchi Technologies BHD	45,900	17,363
UEM Land Holdings BHD (I)	872,766	605,458
UMW Holdings BHD	308,700	1,078,593
Unico-Desa Plantations BHD	149,600	52,589
Unisem Malaysia BHD	640,620	192,610
United Malacca BHD	112,550	257,919
United Plantations BHD	23,200	192,155
VS Industry BHD	158,097	76,431
Wah Seong Corp. BHD	213,200	122,724
WCT BHD	15,700	14,199
Wing Tai Malaysia BHD	302,600	179,153
WTK Holdings BHD	255,000	79,699
YNH Property BHD	629,296	385,188
YTL Corp. BHD	4,532,258	2,638,367
YTL E-Solutions BHD	86,200	19,842
YTL Power International BHD	586,300	304,558
Zelan BHD (I)	600,800	52,277
Zhulian Corp. BHD	41,300	35,313

Mexico 5.5%		126,982,825

Alfa SAB de CV, Class A	3,600,021	7,495,955
Alsea SAB de CV (I)	496,745	871,856
America Movil SAB de CV, Series L	4,731,500	5,586,290
America Movil SAB de CV, Series L, ADR (L)	258,368	6,094,901
Arca Continental SAB de CV	1,139,387	8,192,941
Axtel SAB de CV (I)	1,028,937	203,664
Bolsa Mexicana de Valores SAB de CV	412,494	912,156
Cemex SAB de CV, ADR (I)(L)	1,246,519	11,094,019
Coca-Cola Femsa SAB de CV, ADR (L)	30,931	4,363,745

26

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Mexico (continued)

Compartamos SAB de CV	73,796	$111,435
Consorcio ARA SAB de CV (I)	1,131,662	336,871
Controladora Comercial Mexicana SAB de CV	861,445	2,697,542
Corporacion GEO SAB de CV, Series B (I)	777,652	903,110
Desarrolladora Homex SAB de CV (I)	173,000	379,482
Desarrolladora Homex SAB de CV, ADR (I)(L)	29,608	390,233
Dine SAB de CV (I)	103,700	29,666
El Puerto de Liverpool SAB de CV	14,730	142,136
Empresas ICA SAB de CV, ADR (I)(L)	231,841	2,114,390
Fomento Economico Mexicano SAB de CV, ADR (L)	114,228	11,203,482
Genomma Lab Internacional SAB de CV (I)	158,000	313,961
GMD Resorts SAB de CV (I)	66,200	19,962
Gruma SAB de CV, Class B (I)	394,374	1,116,028
Grupo Aeroportuario del Centro Norte SAB de CV	205,789	517,120
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	14,736	301,793
Grupo Aeroportuario del Pacifico SAB de CV, ADR	69,568	3,549,359
Grupo Aeroportuario del Sureste SAB de CV, ADR (L)	34,325	3,493,942
Grupo Aeroportuario del Sureste SAB de CV, Class B	27,200	277,606
Grupo Bimbo SAB de CV	904,200	2,128,813
Grupo Carso SAB de CV, Series A1	773,915	3,200,748
Grupo Cementos de Chihuahua SAB de CV (I)	57,000	188,539
Grupo Elektra SA de CV	10,370	437,781
Grupo Famsa SAB de CV, Class A (I)	289,538	321,698
Grupo Financiero Banorte SAB de CV, Series O	1,707,270	9,743,232
Grupo Financiero Inbursa SAB de CV, Series O	80,200	222,057
Grupo Gigante SAB de CV	168,900	316,032
Grupo Herdez SAB de CV	10,000	28,067
Grupo Industrial Maseca SAB de CV, Series B	2,600	3,166
Grupo Industrial Saltillo SAB de CV	100,600	186,290
Grupo KUO SAB de CV, Series B (I)	164,700	364,204
Grupo Mexicano de Desarrollo SAB de CV (I)	67,000	35,641
Grupo Mexico SAB de CV, Series B	1,466,924	4,820,390
Grupo Modelo SAB de CV	149,400	1,335,693
Grupo Simec SAB de CV, Series B (I)	197,942	811,147
Grupo Televisa SAB, ADR (L)	162,560	3,847,795
Industrias Bachoco SAB de CV, ADR	2,203	57,498
Industrias Bachoco SAB de CV, Series B	24,800	53,690
Industrias CH SAB de CV, Series B (I)	292,935	1,879,901
Industrias Penoles SAB de CV	26,695	1,351,133
Inmuebles Carso SAB de CV, Class B1 (I)	1,093,966	885,597
Kimberly-Clark de Mexico SAB de CV	535,663	1,308,773
Mexichem SAB de CV	306,726	1,588,953
Minera Frisco SAB de CV, Class A1 (I)	1,405,544	5,551,124
Organizacion Soriana SAB de CV, Series B	1,811,012	6,317,948
Promotora y Operadora de Infraestructura SAB de CV (I)	2,766	16,617
Qualitas Controladora SAB de CV (I)	364,900	548,756
Sare Holding SAB de CV, Class B (I)	595,900	42,342
TV Azteca SA de CV	119,754	74,630
Urbi Desarrollos Urbanos SAB de CV (I)	883,860	510,493
Wal-Mart de Mexico SAB de CV	1,940,633	6,090,432

Netherlands 0.1%		1,512,556

Cinema City International NV (I)	2,765	29,399
VimpelCom, Ltd., ADR (I)(L)	140,185	1,483,157

27

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Peru 0.1%		$2,138,968

Compania de Minas Buenaventura SA, ADR (L)	21,714	711,568
Credicorp, Ltd.	10,203	1,427,400

Philippines 1.4%		32,494,649

Aboitiz Equity Ventures, Inc.	575,700	694,301
Aboitiz Power Corp.	650,700	564,205
Alliance Global Group, Inc.	2,072,100	826,573
Alsons Consolidated Resources, Inc.	629,000	20,190
Atlas Consolidated Mining & Development (I)	664,800	281,804
Ayala Corp.	67,840	798,690
Ayala Land, Inc.	2,713,100	1,592,462
Bank of the Philippine Islands	320,910	699,561
BDO Unibank, Inc. (I)	974,201	1,702,920
Belle Corp. (I)	4,310,000	536,605
Cebu Air, Inc.	271,510	418,296
China Banking Corp.	236,170	319,652
COL Financial Group, Inc.	10,000	4,932
DMCI Holdings, Inc.	584,200	783,612
Empire East Land Holdings, Inc. (I)	5,540,000	131,206
Energy Development Corp. (I)	7,441,300	1,286,194
Filinvest Development Corp.	292,212	32,844
Filinvest Land, Inc.	16,089,750	594,378
First Gen Corp. (I)	788,300	443,591
First Philippine Holdings Corp.	356,370	802,689
Global-Estate Resorts, Inc. (I)	257,000	11,486
Globe Telecom, Inc.	21,030	580,308
International Container Terminal Services, Inc.	648,840	1,127,097
JG Summit Holdings, Inc.	69,400	60,997
Jollibee Foods Corp.	310,630	795,422
Lepanto Consolidated Mining, Class B (I)	6,536,000	160,755
Lopez Holdings Corp.	3,321,500	508,396
Manila Electric Company	70,950	455,738
Manila Water Company, Inc.	501,700	401,930
Megaworld Corp.	17,533,000	1,076,765
Metro Pacific Investments Corp.	4,557,000	488,338
Metropolitan Bank & Trust Company	356,149	869,599
Pepsi-Cola Products Philippines, Inc. (I)	1,098,000	144,380
Philippine Long Distance Telephone Company	19,105	1,209,453
Philippine National Bank (I)	347,670	752,867
Philippine Stock Exchange, Inc.	14,120	134,336
Philodrill Corp.	105,830,000	101,231
Philweb Corp.	628,140	213,776
Rizal Commercial Banking Corp.	420,900	571,257
Robinsons Land Corp.	2,689,950	1,250,089
San Miguel Corp.	218,024	581,229
Security Bank Corp.	174,272	699,152
Semirara Mining Corp.	109,080	586,908
SM Development Corp.	893,335	126,535
SM Investments Corp.	111,200	2,388,600
SM Prime Holdings, Ltd.	2,200,750	838,756
Union Bank of Philippines	313,910	859,134
Universal Robina Corp.	1,105,900	2,082,028
Vista Land & Lifescapes, Inc.	7,214,000	883,382

28

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Poland 1.7%		$38,392,079

Agora SA	59,188	196,891
Alchemia SA (I)	52,659	84,407
AmRest Holdings SE (I)	3,761	106,439
Asseco Poland SA	121,418	1,673,104
ATM SA (I)	1,309	3,655
ATM Systems SA (I)	1,309	491
Bank Handlowy w Warszawie SA	37,157	1,155,558
Bank Millennium SA (I)	773,673	1,053,396
Bank Pekao SA	43,915	2,197,841
Bioton SA (I)	6,393,772	182,853
Boryszew SA (I)	1,528,073	247,333
BRE Bank SA (I)(L)	9,398	942,224
Budimex SA	13,629	275,691
CD Projekt Red SA (I)	132,426	255,616
Ciech SA (I)	59,120	420,433
City Interactive SA (I)	4,730	34,078
ComArch SA	2,909	64,382
Cyfrowy Polsat SA (I)	59,924	288,055
Emperia Holding SA	9,014	143,719
Enea SA	63,684	315,280
Eurocash SA	43,467	605,532
Fabryki Mebli Forte SA	21,944	80,001
Firma Oponiarska Debica SA	7,943	138,390
Getin Holding SA (I)	169,382	139,829
Getin Noble Bank SA (I)	286,720	149,221
Grupa Kety SA	19,894	953,907
Grupa Lotos SA (I)	95,939	1,149,060
Hawe SA (I)	95,254	121,590
Impexmetal SA (I)	86,653	87,159
ING Bank Slaski SA (I)	22,258	628,898
Inter Cars SA	500	13,534
KGHM Polska Miedz SA	54,773	3,105,252
Kopex SA (I)	55,318	310,798
Kredyt Bank SA (I)	62,243	304,765
LC Corp. SA (I)	368,248	133,230
LPP SA	368	507,850
Lubelski Wegiel Bogdanka SA	35,336	1,440,782
MCI Management SA (I)	26,839	45,399
Netia SA (I)	413,108	627,907
NG2 SA	4,994	111,877
Orbis SA	58,726	703,410
Pelion SA	8,974	77,747
Pfleiderer Grajewo SA (I)	6,153	25,378
PGE SA	422,032	2,456,154
Pol-Aqua SA (I)	1,506	1,866
Polimex-Mostostal SA (I)	505,319	91,382
Polnord SA (I)	21,527	71,732
Polski Koncern Naftowy Orlen SA (I)	349,403	5,067,443
Polskie Gornictwo Naftowe i Gazownictwo SA (I)	691,934	966,026
Powszechna Kasa Oszczednosci Bank Polski SA	224,419	2,480,115
Powszechny Zaklad Ubezpieczen SA	20,858	2,613,482
PZ Cormay SA (I)	23,416	104,427
Rafako SA (I)	15,011	40,584
Sygnity SA (I)	20,419	90,064
Synthos SA	560,859	1,014,932

29

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Poland (continued)

Tauron Polska Energia SA	46,975	$64,538
Telekomunikacja Polska SA	293,823	1,100,143
TVN SA	229,981	583,042
Warsaw Stock Exchange	25,983	303,679
Zaklady Azotowe Pulawy SA	5,593	239,508

Russia 3.2%		72,521,132

Federal Hydrogenerating Company JSC, ADR	113,627	258,241
Gazprom OAO, ADR	3,348,554	29,779,689
LUKOIL OAO, ADR (I)	288,612	18,172,849
Magnitogorsk Iron & Steel Works, GDR (I)	16,385	73,356
Mail.ru Group, Ltd., GDR	15,113	498,767
Mechel, ADR (L)	150,712	919,343
MMC Norilsk Nickel OJSC, ADR	37,127	589,024
Nomos-Bank, GDR (I)	394	5,319
Novolipetsk Steel OJSC, GDR	54,672	1,085,786
Novorossiysk Commercial Sea Trade Port PJSC, GDR	6,457	43,843
PIK Group, GDR (I)	98,311	203,504
Rosneft OAO, GDR (I)	530,210	4,137,102
Rostelecom OJSC, ADR	1,495	30,882
Sberbank of Russia, ADR	506,102	5,989,054
Severstal OAO, GDR	73,602	837,591
Tatneft OAO, ADR	93,102	3,684,178
TMK OAO, GDR (I)	35,964	553,996
Uralkali OJSC, GDR	95,223	3,528,047
VTB Bank OJSC, GDR	425,834	1,418,027
X5 Retail Group NV, GDR (I)	41,620	712,534

South Africa 7.8%		179,980,524

ABSA Group, Ltd.	244,072	3,891,628
Adcock Ingram Holdings, Ltd.	172,266	1,036,802
Adcorp Holdings, Ltd.	83,592	276,446
Advtech, Ltd.	44,300	29,421
Aeci, Ltd.	182,131	1,597,782
Afgri, Ltd.	649,608	363,189
African Bank Investments, Ltd.	837,075	2,983,097
African Oxygen, Ltd.	17,878	41,428
African Rainbow Minerals, Ltd.	79,703	1,595,779
Allied Electronics Corp., Ltd.	87,102	217,369
Allied Technologies, Ltd.	31,726	130,531
Anglo American Platinum, Ltd. (L)	25,205	1,108,620
AngloGold Ashanti, Ltd.	20,800	645,011
AngloGold Ashanti, Ltd., ADR (L)	114,805	3,555,511
ArcelorMittal South Africa, Ltd. (I)	240,520	838,104
Argent Industrial, Ltd.	106,615	80,961
Aspen Pharmacare Holdings, Ltd. (I)	145,244	2,555,283
Assore, Ltd. (L)	17,794	763,293
Astral Foods, Ltd.	48,731	581,088
Aveng, Ltd.	614,766	1,860,960
AVI, Ltd.	255,951	1,663,469
Barloworld, Ltd.	348,438	2,851,190
Basil Read Holdings, Ltd. (I)	162,259	169,816
Bell Equipment, Ltd. (I)	77,623	187,929
Bidvest Group, Ltd.	142,435	3,360,880
Blue Label Telecoms, Ltd.	174,483	146,115

30

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

South Africa (continued)

Business Connexion Group, Ltd.	125,086	$71,729
Cadiz Holdings, Ltd. (I)	17,141	3,087
Capitec Bank Holdings, Ltd.	17,197	367,414
Cashbuild, Ltd.	18,751	312,210
Caxton & CTP Publishers & Printers, Ltd.	249,440	481,829
Cipla Medpro South Africa, Ltd. (I)	583,002	571,684
City Lodge Hotels, Ltd.	28,557	303,049
Clicks Group, Ltd. (I)	257,017	1,820,630
Consolidated Infrastructure Group, Ltd. (I)	7,683	12,277
Coronation Fund Managers, Ltd.	337,360	1,423,129
DataTec, Ltd. (I)	306,784	1,921,960
Discovery Holdings, Ltd.	203,456	1,276,628
Distell Group, Ltd.	419	4,975
Distribution and Warehousing Network, Ltd. (I)	10,512	7,561
DRDGOLD, Ltd.	353,670	266,601
EOH Holdings, Ltd.	79,417	328,719
Eqstra Holdings, Ltd.	292,995	204,127
Esorfranki, Ltd. (I)	180,540	27,415
Exxaro Resources, Ltd.	74,485	1,292,562
Famous Brands, Ltd.	20,668	167,382
FirstRand, Ltd.	1,530,364	4,999,071
Gijima Group Ltd. (I)	297,567	8,027
Gold Fields, Ltd., ADR	750,118	9,211,449
Grindrod, Ltd.	669,704	1,162,019
Group Five, Ltd. (I)	169,328	475,920
Growthpoint Properties, Ltd.	224,411	618,413
Harmony Gold Mining Company, Ltd., ADR (L)	365,804	2,856,929
Hudaco Industries, Ltd.	11,303	142,371
Hulamin, Ltd. (I)	227,519	93,121
Iliad Africa, Ltd.	267,897	165,656
Illovo Sugar, Ltd. (I)	79,656	261,966
Impala Platinum Holdings, Ltd.	131,252	2,134,270
Imperial Holdings, Ltd.	219,928	4,663,700
Investec, Ltd.	243,736	1,497,325
JD Group, Ltd.	286,505	1,523,497
JSE, Ltd.	97,796	785,309
Kap International Holdings, Ltd. (I)	90,584	32,089
Kumba Iron Ore, Ltd.	26,457	1,617,418
Lewis Group, Ltd.	136,085	1,041,125
Liberty Holdings, Ltd.	146,662	1,744,005
Life Healthcare Group Holdings, Ltd.	371,823	1,339,002
Massmart Holdings, Ltd.	47,178	977,265
Mediclinic International, Ltd.	177,629	964,839
Merafe Resources, Ltd. (I)	2,194,710	165,376
Metair Investments, Ltd.	201,396	672,781
MMI Holdings, Ltd.	1,323,332	3,105,766
Mondi, Ltd.	154,538	1,577,764
Mpact, Ltd.	328,339	694,222
Mr. Price Group, Ltd.	115,584	1,728,862
MTN Group, Ltd.	555,570	10,220,934
Murray & Roberts Holdings, Ltd. (I)	468,406	1,129,716
Mustek, Ltd.	29,272	18,469
Mvelaserve, Ltd.	210,971	195,797
Nampak, Ltd. (L)	584,854	2,029,466
Naspers, Ltd.	131,613	8,124,262

31

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

South Africa (continued)

Nedbank Group, Ltd.	212,659	$4,288,844
Netcare, Ltd.	588,232	1,170,908
New Bond Capital, Ltd. (I)	865,826	207,388
Northam Platinum, Ltd. (I)	225,205	885,129
Nu-World Holdings, Ltd.	9,429	19,684
Octodec Investments, Ltd.	344	755
Omnia Holdings, Ltd.	82,665	1,223,639
Palabora Mining Company, Ltd.	7,747	78,447
Peregrine Holdings, Ltd.	219,538	246,561
Petmin, Ltd.	283,328	66,914
Pick'n Pay Stores, Ltd.	107,899	489,822
Pinnacle Technology Holdings, Ltd. (L)	135,354	264,763
Pioneer Foods, Ltd.	43,815	320,426
PPC, Ltd. (L)	520,564	1,713,243
PSG Group, Ltd.	152,079	1,085,341
Raubex Group, Ltd.	172,178	314,203
Resilient Property Income Fund, Ltd.	36,346	202,794
Reunert, Ltd. (L)	186,446	1,533,211
Sanlam, Ltd.	1,777,252	8,173,509
Santam, Ltd.	18,401	355,668
Sappi, Ltd. (I)(L)	717,635	2,333,362
Sappi, Ltd., ADR (I)(L)	426,062	1,397,483
Sasol, Ltd.	183,999	7,746,180
Sasol, Ltd., ADR	45,624	1,932,176
Sentula Mining, Ltd. (I)	708,459	135,556
Shoprite Holdings, Ltd.	152,915	3,301,630
Spur Corp., Ltd.	18,602	52,135
Standard Bank Group, Ltd.	686,284	8,114,658
Stefanutti Stocks Holdings, Ltd.	55,487	54,255
Steinhoff International Holdings, Ltd. (I)(L)	1,112,161	3,425,690
Sun International, Ltd.	54,723	565,903
Super Group, Ltd. (I)	567,592	986,092
Telkom SA, Ltd. (I)	433,076	751,899
The Foschini Group, Ltd.	100,861	1,451,375
The Spar Group, Ltd.	85,736	1,202,870
Tiger Brands, Ltd.	58,373	1,965,393
Tiger Wheels, Ltd. (I)	14,267	0
Times Media Group, Ltd. (I)	95,372	150,103
Tongaat Hulet, Ltd.	70,379	1,005,261
Trans Hex Group, Ltd. (I)	25,075	8,849
Trencor, Ltd.	208,864	1,291,987
Truworths International, Ltd.	199,603	2,136,855
Tsogo Sun Holdings, Ltd.	77,615	205,246
Value Group, Ltd.	263,348	167,309
Village Main Reef, Ltd.	369,855	46,412
Vodacom Group, Ltd. (L)	122,411	1,638,060
Wilson Bayly Holmes-Ovcon, Ltd.	58,620	942,472
Woolworths Holdings, Ltd.	351,568	2,802,781
Zeder Investments, Ltd.	451,653	152,412

South Korea 15.3%		352,919,846

3S Korea Company, Ltd. (I)	6,767	46,175
Aekyung Petrochemical Company Ltd. (I)	1,668	88,721
Agabang&Company (I)	13,682	139,337
Ahnlab, Inc. (I)	1,953	82,774

32

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

South Korea (continued)

AK Holdings, Inc.	2,965	$58,357
Amorepacific Corp.	1,533	1,737,800
Amorepacific Group	3,272	1,462,558
Asia Cement Company, Ltd.	3,390	191,225
Asia Pacific Systems, Inc. (I)	9,793	63,565
Asia Paper Manufacturing Company, Ltd.	2,000	28,820
Asiana Airlines, Inc. (I)	68,080	379,078
AtlasBX Company, Ltd.	1,207	35,117
AUK Corp. (I)	23,950	38,668
BHI Company, Ltd. (I)	1,880	46,274
Binggrae Company, Ltd.	3,758	420,570
Boryung Pharmaceutical Company, Ltd.	3,102	68,460
BS Financial Group, Inc.	249,440	2,797,010
Bukwang Pharmaceutical Company, Ltd.	13,561	179,575
Busan City Gas Company, Ltd.	8,930	181,493
Capro Corp.	14,580	150,093
Chabio & Diostech Company, Ltd. (I)(L)	21,279	176,861
Charm Engineering Company, Ltd.	19,130	32,415
Cheil Industries, Inc.	27,705	2,448,206
Cheil Worldwide, Inc.	48,550	950,155
Chin Hung International, Inc. (I)	39,789	22,167
Chong Kun Dang Pharm Corp.	14,520	478,770
Chosun Refractories Company, Ltd.	1,489	84,953
CJ CGV Company, Ltd.	7,190	216,570
CJ CheilJedang Corp.	8,763	2,722,743
CJ Corp.	21,104	2,105,798
CJ Korea Express Company, Ltd. (I)	6,118	627,080
CJ Seafood Corp. (I)	15,980	41,315
CNK International Company, Ltd. (I)(L)	4,630	29,504
Cosmax, Inc.	7,100	309,192
CosmoAM&T Company, Ltd. (I)	6,266	30,287
Cosmochemical Company, Ltd. (I)	3,900	30,032
Credu Corp.	751	28,745
Crown Confectionery Company, Ltd.	442	77,957
CrucialTec Company, Ltd. (I)	9,676	80,677
Dae Dong Industrial Company, Ltd.	25,600	119,620
Dae Han Flour Mills Company, Ltd.	1,767	217,343
Dae Won Kang Up Company, Ltd.	35,279	290,577
Dae-Il Corp.	20,210	93,026
Daechang Company, Ltd. (I)(L)	105,580	133,550
Daeduck Electronics Company	58,880	603,482
Daeduck GDS Company, Ltd.	25,510	425,909
Daegu Department Store	12,550	154,724
Daehan Steel Company, Ltd.	20,010	143,190
Daekyo Company, Ltd.	44,920	251,812
Daekyung Machinery & Engineering Company, Ltd. (I)	12,980	23,920
Daelim Industrial Company, Ltd.	32,759	2,386,358
Daesang Corp.	29,130	771,234
Daesang Holdings Company, Ltd.	20,610	126,070
Daesung Group Partners Company, Ltd.	1,019	32,577
Daesung Holdings Company, Ltd.	6,326	42,978
Daesung Industrial Company, Ltd. (I)	2,003	28,167
Daewon Pharmaceutical Company, Ltd.	8,195	69,845
Daewoo Engineering & Construction Company, Ltd. (I)	163,300	1,432,484
Daewoo International Corp.	21,280	784,981

33

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

South Korea (continued)

Daewoo Securities Company, Ltd.	120,732	$1,192,661
Daewoo Shipbuilding & Marine Engineering Company, Ltd.	75,405	1,691,673
Daewoong Pharmaceutical Company, Ltd.	2,780	118,901
Daishin Securities Company, Ltd.	55,150	451,049
Daou Data Corp. (I)	2,878	8,889
Daou Technology, Inc.	45,290	623,106
Dasan Networks, Inc. (I)	3,952	16,604
Daum Communications Corp. (I)	5,431	425,776
Dayou Automotive Seat Technology Company, Ltd.	31,947	51,389
DCM Corp.	5,310	55,204
DGB Financial Group, Inc.	199,190	2,491,030
Digital Power Communications Company, Ltd.	14,000	37,748
Digitech Systems Company, Ltd. (I)	7,932	80,929
Dong Ah Tire & Rubber Company, Ltd.	14,930	223,011
Dong Yang Gang Chul Company, Ltd. (I)	6,880	12,992
Dong-A Pharmaceutical Company, Ltd.	3,999	397,265
Dong-Il Corp.	2,233	88,722
Dongaone Company, Ltd.	9,970	28,781
Dongbang Transport Logistics Company, Ltd. (L)	9,310	26,656
Dongbu Corp. (I)	16,730	49,976
Dongbu HiTek Company, Ltd. (I)	31,340	185,209
Dongbu Insurance Company, Ltd.	27,994	1,202,975
Dongbu Securities Company, Ltd.	37,619	112,028
Dongbu Steel Company, Ltd. (I)	41,073	125,599
Dongil Industries Company, Ltd.	2,532	110,804
Dongjin Semichem Company, Ltd. (I)	5,337	21,438
Dongkuk Steel Mill Company, Ltd. (L)	55,860	647,273
Dongkuk Structures & Construction Company, Ltd. (I)	8,534	21,667
Dongwha Pharmaceutical Company, Ltd.	30,690	177,332
Dongwon F&B Company, Ltd.	2,185	144,898
Dongwon Industries Company, Ltd.	816	235,822
Dongyang Mechatronics Corp.	18,470	167,129
Doosan Corp.	6,710	783,770
Doosan Engineering & Construction Company, Ltd. (I)	35,338	76,517
Doosan Heavy Industries and Construction Company, Ltd.	34,055	1,278,262
Doosan Infracore Company, Ltd. (I)	59,410	896,028
Dragonfly GF Company, Ltd. (I)	2,057	25,097
DRB Holding Company, Ltd.	5,967	37,201
DRB Industrial Company, Ltd. (I)	5,193	35,965
Duksan Hi-Metal Company, Ltd. (I)(L)	7,115	130,752
DuzonBlzon Company, Ltd. (I)	10,250	96,064
E-Mart Company, Ltd.	9,424	1,897,143
E1 Corp.	1,780	120,228
ELK Corp.	7,328	139,326
Eugene Corp. (I)	28,907	72,068
Eugene Investment & Securities Company, Ltd. (I)	76,132	176,104
Eugene Technology Company, Ltd.	8,162	89,306
Fila Korea, Ltd.	4,468	249,333
Foosung Company, Ltd. (I)	32,640	152,720
Fursys, Inc.	2,060	49,758
Gamevil, Inc. (I)	1,972	222,526
Gaon Cable Company, Ltd.	2,496	50,823
Global & Yuasa Battery Company, Ltd.	11,230	490,280
Golden Bridge Investment & Securities Company, Ltd.	34,860	32,296
Grand Korea Leisure Company, Ltd.	14,220	406,402

34

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

South Korea (continued)

Green Cross Corp.	2,488	$335,547
Green Cross Holdings Corp.	16,810	240,837
GS Engineering & Construction Corp.	27,346	1,348,211
GS Global Corp.	9,150	98,426
GS Holdings Corp.	60,940	4,016,492
Gwangju Shinsegae Company, Ltd.	981	190,329
Halla Climate Control Corp.	19,860	447,956
Halla Engineering & Construction Corp.	18,491	136,423
Han Kuk Carbon Company, Ltd.	28,000	180,182
Hana Financial Group, Inc.	213,980	6,638,213
Hanall Biopharma Company, Ltd. (I)	14,770	119,203
Handok Pharmaceuticals Company, Ltd.	1,000	23,257
Handsome Company, Ltd.	26,608	735,876
Hanil Cement Company, Ltd.	5,149	210,275
Hanil E-Wha Company, Ltd.	17,760	121,845
Hanjin Heavy Industries & Construction Company, Ltd. (I)	50,179	581,844
Hanjin Heavy Industries & Construction Holdings Company, Ltd.	23,700	151,662
Hanjin P&C Company, Ltd. (I)	4,436	13,635
Hanjin Shipping Company, Ltd. (I)	31,204	303,931
Hanjin Transportation Company, Ltd.	12,430	230,133
Hankook Shell Oil Company, Ltd.	395	92,857
Hankook Tire Company, Ltd. (I)	36,091	1,528,146
Hankook Tire Worldwide Company, Ltd.	8,249	113,980
Hankuk Glass Industries, Inc.	1,820	39,150
Hankuk Paper Manufacturing Company, Ltd.	5,180	99,493
Hanmi Pharm Company, Ltd. (I)	3,157	360,229
Hanmi Science Company, Ltd. (I)	20,665	147,703
Hansae Yes24 Holdings Company, Ltd.	8,000	56,295
Hanshin Construction Company, Ltd.	3,010	18,069
Hansol Chemical Company, Ltd.	5,550	127,639
Hansol CSN	62,840	176,223
Hansol HomeDeco Company, Ltd. (I)(L)	45,930	49,268
Hansol Paper Company, Ltd.	51,360	455,734
Hansol Technics Company, Inc. (I)	7,360	98,603
Hanssem Company, Ltd.	5,740	87,040
Hanwha Chemical Corp.	104,490	1,611,163
Hanwha Corp.	12,280	361,139
Hanwha General Insurance Company, Ltd. (I)	2,370	13,521
Hanwha Investment & Securities Company, Ltd.	82,971	284,233
Hanwha Timeworld Company, Ltd.	3,410	61,723
Hanyang Securities Company, Ltd.	13,790	81,510
Heung-A Shipping Company, Ltd.	51,105	45,476
Heungkuk Fire & Marine Insurance Company, Ltd. (I)	3,370	15,558
Hite Jinro Company, Ltd.	23,390	652,311
Hitejinro Holdings Company, Ltd.	12,240	169,182
HMC Investment Securities Company, Ltd.	21,160	244,207
Honam Petrochemical Corp.	8,655	1,714,042
Hotel Shilla Company, Ltd.	17,510	780,955
HS R&A Company, Ltd.	5,860	57,359
Huchems Fine Chemical Corp.	13,690	321,279
Husteel Company, Ltd.	7,290	173,071
Hwa Shin Company, Ltd.	12,020	112,648
Hwacheon Machine Tool Company, Ltd.	730	28,853
Hyosung Corp.	26,891	1,683,490
Hyundai BNG Steel Company, Ltd. (I)(L)	15,790	147,252

35

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

South Korea (continued)

Hyundai Corp.	5,680	$107,778
Hyundai Department Store Company, Ltd.	11,251	1,563,535
Hyundai Development Company	86,045	1,644,535
Hyundai Elevator Company, Ltd.	5,134	361,337
Hyundai Engineering & Construction Company, Ltd.	30,274	1,900,801
Hyundai Engineering Plastics Company, Ltd.	14,370	64,885
Hyundai Glovis Company, Ltd.	6,363	1,386,577
Hyundai Greenfood Company, Ltd.	21,780	360,012
Hyundai Heavy Industries Company, Ltd.	19,825	3,862,135
Hyundai Home Shopping Network Corp.	3,804	427,555
Hyundai Hysco Company, Ltd.	27,370	1,139,767
Hyundai Marine & Fire Insurance Company, Ltd.	31,890	985,039
Hyundai Merchant Marine Company, Ltd. (I)	24,310	509,560
Hyundai Mipo Dockyard	14,146	1,475,800
Hyundai Mobis	21,892	5,796,756
Hyundai Motor Company	117,609	24,486,623
Hyundai Securities Company, Ltd.	177,537	1,337,623
Hyundai Steel Company	48,430	3,590,693
Hyunjin Materials Company, Ltd. (I)	1,859	11,312
IHQ, Inc. (I)	14,690	32,646
Il Dong Pharmaceutical Company, Ltd.	19,530	144,450
Iljin Display Company, Ltd.	9,910	199,087
Iljin Electric Company, Ltd.	33,420	138,870
Ilshin Spinning Company, Ltd.	1,370	101,013
Ilsung Pharmaceutical Company, Ltd.	1,682	130,049
Ilyang Pharmaceutical Company, Ltd. (I)	6,860	152,662
iMarketKorea, Inc.	8,940	224,970
Industrial Bank of Korea	194,600	2,066,391
Infraware, Inc. (I)	11,671	95,930
InnoWireless, Inc. (I)	1,634	27,083
Innox Corp. (I)	2,621	51,923
Interflex Company, Ltd. (I)	3,824	229,587
Interpark Corp. (I)	9,207	62,912
INTOPS Company, Ltd. (I)	2,558	65,311
Inzi Controls Company, Ltd.	6,490	43,090
IS Dongseo Company, Ltd.	9,585	91,604
ISU Chemical Company, Ltd.	13,580	235,114
IsuPetasys Company, Ltd.	51,990	239,169
Jahwa Electronics Company, Ltd.	18,810	322,514
JCEntertainment Corp.	2,952	49,077
Jeil Pharmaceutical Company	10,190	130,797
Jeil Savings Bank (I)	1,850	51
Jeonbuk Bank, Ltd.	82,652	319,043
Jinsung T.E.C. (I)	2,809	18,585
JVM Company, Ltd. (I)	486	20,868
JW Holdings Company, Ltd.	12,200	26,025
JW Pharmaceutical Corp.	12,716	159,695
Kangwon Land, Inc.	46,730	1,335,552
KB Financial Group, Inc., ADR (L)	207,207	6,810,894
KC Cottrell Company, Ltd.	849	6,991
KC Tech Company, Ltd.	13,926	44,685
KCC Corp.	4,990	1,317,831
Keangnam Enterprises, Ltd.	16,288	85,921
KEC Corp. (I)	15,470	7,957
KEPCO Engineering & Construction Company, Inc.	3,794	216,506

36

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

South Korea (continued)

KEPCO Plant Service & Engineering Company, Ltd.	6,310	$347,278
Keyang Electric Machinery Company, Ltd.	34,010	74,430
Keystone Global (I)	8,160	14,052
KG Chemical Corp.	8,530	86,246
KH Vatec Company, Ltd. (I)	928	12,228
Kia Motors Corp.	77,842	4,448,876
KISCO Corp.	7,076	169,236
KISCO Holdings Company, Ltd.	1,771	56,726
Kishin Corp.	12,176	70,161
KISWIRE, Ltd.	7,312	202,570
KIWOOM Securities Company, Ltd.	8,385	485,446
Kolao Holdings	4,680	85,119
Kolon Corp.	7,040	108,235
Kolon Global Corp.	33,760	102,139
Kolon Industries, Inc.	13,157	716,780
Komipharm International Company, Ltd. (I)	14,923	123,473
KONA@I Company, Ltd. (I)	2,647	47,738
Korea Airport Service Company, Ltd.	2,230	56,424
Korea Cast Iron Pipe Industries Company, Ltd.	6,600	20,825
Korea Circuit Company, Ltd. (I)	10,520	221,954
Korea Electric Power Corp. (I)	56,480	1,395,015
Korea Electric Power Corp., ADR (I)(L)	49,816	611,242
Korea Electric Terminal Company, Ltd.	8,690	228,407
Korea Exchange Bank (I)	330,220	2,222,852
Korea Flange Company, Ltd.	5,690	64,368
Korea Gas Corp.	13,530	979,471
Korea Investment Holdings Company, Ltd.	57,117	2,075,143
Korea Kolmar Company, Ltd.	4,244	67,880
Korea Kolmar Company, Ltd. (I)	8,816	248,708
Korea Life Insurance Company, Ltd.	77,080	536,124
Korea Line Corp. (I)	3,033	9,501
Korea Real Estate Investment Trust Company (I)	54,408	62,911
Korea Zinc Company, Ltd.	3,717	1,506,099
Korean Air Lines Company, Ltd. (I)	21,126	876,881
Korean Petrochemical Industrial Company, Ltd.	4,131	165,354
Korean Reinsurance Company, Ltd.	64,782	622,931
Kortek Corp. (I)	7,186	84,692
KP Chemical Corp.	39,850	406,556
KPX Chemcial Company, Ltd.	2,618	121,075
KT Corp.	15,990	556,685
KT&G Corp.	40,474	3,202,801
KTB Investment & Securities Company, Ltd. (I)	86,060	169,442
Kukdo Chemical Company, Ltd.	3,388	130,927
Kumho Electric Company, Ltd.	6,620	141,512
Kumho Industrial Company, Ltd. (I)	14,901	27,539
Kumho Petrochemical Company, Ltd.	5,972	617,538
Kumho Tire Company, Inc. (I)	26,110	324,270
Kunsul Chemical Industrial Company, Ltd.	3,660	68,704
Kwang Dong Pharmaceutical Company, Ltd.	57,300	294,648
Kwang Myung Electric Engineering Company, Ltd. (I)(L)	19,020	43,731
Kyeryong Construction Industrial Company, Ltd.	4,430	31,335
Kyobo Securities Company	35,708	152,938
Kyung-In Synthetic Corp. (L)	37,370	91,496
Kyungbang, Ltd. (I)	948	91,360
KyungDong City Gas Comopany, Ltd.	928	67,976

37

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

South Korea (continued)

LG Chem, Ltd.	14,019	$4,038,430
LG Corp.	24,972	1,498,744
LG Display Company, Ltd., ADR (I)(L)	430,228	6,832,021
LG Electronics, Inc. (L)	80,880	5,721,551
LG Fashion Corp.	15,580	433,022
LG Hausys, Ltd.	1,197	93,733
LG Household & Health Care, Ltd.	3,454	2,062,884
LG Innotek Company, Ltd. (I)	8,542	674,351
LG International Corp.	15,679	655,051
LG Life Sciences, Ltd. (I)	7,060	296,340
LG Uplus Corp.	288,760	1,991,904
LIG Insurance Company, Ltd.	32,910	746,797
Livart Furniture Company, Ltd.	4,180	23,826
Logistics Energy Korea Company, Ltd. (I)	17,200	40,007
Lotte Chilsung Beverage Company, Ltd.	932	1,223,524
Lotte Confectionery Company, Ltd.	1,081	1,465,099
Lotte Midopa Company, Ltd.	34,850	426,399
Lotte Samkang Company, Ltd.	1,068	652,878
Lotte Shopping Company, Ltd.	10,033	3,321,341
Lotte Tour Development Company, Ltd. (I)	2,160	23,732
LS Cable, Ltd.	12,662	1,104,855
LS Industrial Systems Company, Ltd.	8,404	566,749
Lumens Company, Ltd. (I)	20,550	145,146
Macquarie Korea Infrastructure Fund	214,510	1,306,005
Maeil Dairy Industry Company, Ltd. (I)	3,530	111,368
Mando Corp.	6,900	780,471
Medipost Company, Ltd. (I)	3,538	260,702
Medy-Tox, Inc.	2,559	194,971
MegaStudy Company, Ltd.	1,820	129,408
Melfas, Inc.	9,992	245,644
Meritz Fire & Marine Insurance Company, Ltd.	40,800	493,550
Meritz Securities Company, Ltd.	255,563	295,204
Mi Chang Oil Industrial Company, Ltd.	724	36,458
Mirae Asset Securities Company, Ltd.	11,630	325,376
MNTech Company, Ltd.	9,226	112,226
Modetour Network, Inc. (I)	5,693	149,555
Moorim P&P Company, Ltd.	28,480	100,465
Moorim Paper Company, Ltd.	42,600	96,811
Motonic Corp.	17,805	191,546
Namhae Chemical Corp. (L)	15,590	110,010
Namyang Dairy Products Company, Ltd.	801	696,644
NCSoft Corp.	7,423	1,106,904
Neowiz Corp. (I)	2,309	30,488
Neowiz Games Corp. (I)	6,656	145,054
Neowiz Internet Corp. (I)	2,644	30,792
NEPES Corp. (I)	10,150	127,454
Nexen Corp.	6,574	471,707
Nexen Tire Corp.	15,270	239,690
NH Investment & Securities Company, Ltd.	37,537	172,788
NHN Corp.	15,151	3,525,650
NICE Holdings Company, Ltd.	297	16,476
NICE Information Service Company, Ltd. (I)	1,885	8,555
NK Company, Ltd.	16,960	50,351
Nong Shim Holdings Company, Ltd.	2,723	153,020
Nongshim Company, Ltd.	5,080	1,193,836

38

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

South Korea (continued)

OCI Company, Ltd.	9,101	$1,268,914
OCI Materials Company, Ltd. (I)	1,749	54,506
Orion Corp.	1,706	1,769,167
Osstem Implant Compnay, Ltd. (I)	9,092	249,789
Osung LST Company, Ltd. (I)(L)	12,535	18,693
Ottogi Corp.	2,165	440,104
PaperCorea, Inc. (I)(L)	99,660	66,357
Partron Company, Ltd. (I)	15,633	276,238
Pharmicell Company, Ltd. (I)	21,547	101,671
Poonglim Industrial Company, Ltd. (I)	276	561
Poongsan Corp.	27,049	846,363
Poongsan Holdings Corp.	4,780	104,170
POSCO	17,533	5,221,278
POSCO Chemtech Company, Ltd. (I)	697	87,533
POSCO Coated & Color Steel Company, Ltd.	4,270	59,054
Posco ICT Company, Ltd. (I)	17,999	117,338
POSCO, ADR (L)	54,889	4,083,193
Pulmuone Holdings Company, Ltd.	1,122	49,255
Pyeong Hwa Automotive Company, Ltd. (I)	7,607	119,057
RNL BIO Company, Ltd. (I)	45,600	144,214
S&T Corp. (I)	1,630	25,888
S&T Dynamics Company, Ltd.	29,369	318,402
S&T Holdings Company, Ltd.	10,110	86,390
S&T Motiv Company, Ltd.	8,720	186,009
S-MAC Company, Ltd.	10,188	155,680
S-Oil Corp.	14,457	1,306,795
S1 Corp.	9,097	576,288
Saeron Automotive Corp.	5,190	27,926
Sajo Industries Company, Ltd.	1,299	62,266
Sajodaerim Corp.	1,400	18,304
Sam Lip General Foods Company, Ltd.	3,850	92,256
Sam Young Electronics Company, Ltd.	17,300	135,962
Sam Yung Trading Company, Ltd.	4,805	39,934
Sambu Construction Company, Ltd. (I)	7,139	23,703
Samchully Company, Ltd.	1,909	235,337
Samick Musical Instruments Company, Ltd.	59,990	75,698
Samick THK Company, Ltd.	8,300	40,956
Samjin Pharmaceutical Company, Ltd.	14,550	156,907
SamkwangGlass Company, Ltd.	1,913	123,494
Samsung C&T Corp.	132,369	7,259,979
Samsung Electro-Mechanics Company, Ltd.	28,815	2,809,485
Samsung Electronics Company, Ltd.	33,516	43,510,673
Samsung Electronics Company, Ltd., GDR	2,125	1,392,377
Samsung Engineering Company, Ltd.	9,766	1,460,758
Samsung Fine Chemicals Company, Ltd.	14,715	856,035
Samsung Fire & Marine Insurance Company, Ltd.	15,864	3,208,275
Samsung Heavy Industries Company, Ltd.	72,040	2,424,328
Samsung Life Insurance Company, Ltd.	28,363	2,435,861
Samsung SDI Company, Ltd.	40,242	5,778,021
Samsung Securities Company, Ltd.	45,200	2,065,805
Samsung Techwin Company, Ltd.	16,646	891,489
Samyang Foods Company, Ltd. (L)	2,320	54,335
Samyang Genex Company, Ltd.	2,734	138,101
Samyang Holdings Corp.	7,747	527,678
Samyang Tongsang Company, Ltd.	690	14,293

39

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

South Korea (continued)

Samyoung Chemical Company, Ltd.	21,460	$64,302
SAVEZONE I&C Corp.	16,880	38,900
SBS Media Holdings Company, Ltd.	47,640	311,916
SBW (I)	30,360	35,007
Seah Besteel Corp.	18,210	438,004
SeAH Holdings Corp.	1,354	99,579
SeAH Steel Corp.	2,658	223,100
Sebang Company, Ltd.	14,980	226,334
Seegene, Inc. (I)	3,233	216,436
Sejong Industrial Company, Ltd.	8,680	91,790
Seowon Company, Ltd.	23,820	74,405
Sewon Cellontech Company, Ltd. (I)	7,760	26,011
SG Corp. (I)	48,000	28,908
SH Energy Chemical Company, Ltd. (I)	31,743	29,603
Shin Poong Pharmaceutical Company, Ltd.	20,134	92,217
Shinhan Financial Group Company, Ltd., ADR (L)	283,619	9,087,153
Shinhan Financial Group Company, Ltd.	80,650	2,590,840
Shinsegae Company, Ltd.	2,022	376,225
Shinsegae Information & Communication Company, Ltd.	484	23,185
Shinsung Solar Energy Company, Ltd. (I)	22,710	27,923
Shinwon Corp. (I)	43,430	56,147
Shinyoung Securities Company, Ltd.	7,920	235,135
Silicon Works Company, Ltd.	3,273	79,482
Silla Company, Ltd.	11,237	248,711
Simm Tech Company, Ltd. (I)	13,392	123,655
Sindoh Company, Ltd.	5,692	328,472
SJM Company, Ltd.	6,871	50,948
SK Broadband Company, Ltd. (I)	42,604	188,057
SK C&C Company, Ltd.	9,803	898,872
SK Chemicals Company, Ltd.	10,887	601,178
SK Communications Company, Ltd. (I)	9,484	68,996
SK Gas Company, Ltd.	4,539	364,657
SK Holdings Company, Ltd.	27,610	4,576,088
SK Hynix, Inc. (I)	164,430	3,704,389
SK Innovation Company, Ltd.	25,963	3,973,058
SK Networks Company, Ltd.	171,660	1,310,864
SK Telecom Company, Ltd.	5,222	724,185
SKC Company, Ltd.	13,900	524,291
SL Corp.	5,380	71,283
Songwon Industrial Company, Ltd.	9,760	106,336
Ssangyong Cement Industrial Company, Ltd. (I)	34,830	170,320
STX Corp.	34,306	250,875
STX Engine Company, Ltd.	13,540	103,261
STX Offshore & Shipbuilding Company, Ltd.	81,850	521,412
STX Pan Ocean Company, Ltd.	154,020	414,545
Suheung Capsule Company, Ltd.	9,580	170,295
Sung Bo Chemicals Company, Ltd.	410	9,479
Sung Jin Geotec Company, Ltd. (I)	7,790	74,806
Sungchang Enterprise Holdings, Ltd.	2,240	42,550
Sungshin Cement Company, Ltd. (I)	5,760	24,875
Sunjin Company, Ltd.	8,545	99,814
Sunjin Holdings Company, Ltd. (I)	189	3,427
Suprema, Inc.	4,914	81,901
Synopex, Inc. (I)	21,853	45,414
Tae Kyung Industrial Company, Ltd.	14,930	44,899

40

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

South Korea (continued)

Taekwang Industrial Company, Ltd.	529	$456,263
Taesan LCD Company, Ltd. (I)	5,024	2,407
Taewoong Company, Ltd. (I)	636	10,923
Taeyoung Engineering & Construction, Ltd.	46,820	219,983
Taihan Electric Wire Company, Ltd. (I)	22,307	116,310
Tailim Packaging Industrial Company, Ltd.	59,700	112,505
Telcoware Company, Ltd.	863	7,448
Tera Resource Company, Ltd. (I)	164,244	219,735
The Basic House Company, Ltd. (I)	5,150	56,957
Tong Yang Moolsan Company, Ltd.	3,470	51,574
Tongyang Life Insurance	30,990	299,400
TONGYANG Securities, Inc.	128,580	457,084
Tongyang, Inc. (I)	118,287	79,501
Toptec Company, Ltd. (I)	3,286	54,090
TS Corp.	7,222	176,254
Uangel Corp.	7,990	42,252
Uju Electronics Company, Ltd. (I)	3,344	88,642
Unid Company, Ltd.	3,957	126,428
Union Steel	4,420	46,325
Unison Company, Ltd. (I)	12,353	86,007
Vieworks Company, Ltd.	4,427	90,980
Visang Education, Inc.	397	4,471
Webzen, Inc. (I)	3,503	23,516
Wiscom Company, Ltd.	3,680	14,975
Woongjin Chemical Company, Ltd. (I)	100,490	52,820
Woongjin Coway Company, Ltd.	28,680	1,058,395
Woongjin Energy Company, Ltd. (I)	13,500	22,354
Woongjin Holdings Company, Ltd. (I)	27,240	48,061
Woongjin Thinkbig Company, Ltd.	16,780	96,628
Wooree ETI Company, Ltd. (I)	6,680	32,814
Woori Finance Holdings Company, Ltd.	355,510	3,331,642
Woori Finance Holdings Company, Ltd., ADR (L)	7,867	222,636
Woori Financial Company, Ltd.	12,823	194,204
Woori Investment & Securities Company, Ltd.	192,379	1,891,586
Yedangcompany Company, Ltd. (I)	36,599	84,184
YESCO Company, Ltd.	1,480	40,969
Yoosung Enterprise Company, Ltd.	10,176	27,721
Youlchon Chemical Company, Ltd.	21,790	174,257
Young Poong Corp.	528	516,806
Youngone Corp.	18,824	605,777
Youngone Holdings Company, Ltd.	6,286	380,961
Yuhan Corp.	3,761	588,886
YuHwa Securities Company, Ltd.	3,240	38,587
Yungjin Pharmaceutical Company, Ltd. (I)	46,320	78,956

Taiwan 12.8%		295,994,721

A-DATA Technology Company, Ltd.	170,000	169,200
Ability Enterprise Company, Ltd.	129,000	121,418
AcBel Polytech, Inc.	356,000	248,130
Accton Technology Corp.	662,796	344,302
Ace Pillar Company, Ltd.	44,147	41,948
Acer, Inc. (I)	1,810,000	1,576,172
Aces Electronic Company, Ltd.	3,000	3,884
ACHEM Technology Corp.	234,011	112,801
Acme Electronics Corp.	67,071	79,531

41

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Taiwan (continued)

Acter Company, Ltd.	20,000	$79,240
Action Electronics Company, Ltd. (I)	439,640	106,207
Actron Technology Corp.	34,300	80,515
Adlink Technology, Inc.	73,830	81,317
Advanced Ceramic X Corp.	25,000	67,806
Advanced International Multitech Company, Ltd.	79,000	110,824
Advanced Semiconductor Engineering, Inc.	2,587,532	2,168,662
Advanced Semiconductor Engineering, Inc., ADR (L)	246,004	1,015,995
Advancetek Enterprise Company, Ltd.	111,440	91,672
Advantech Company, Ltd.	142,300	531,482
AGV Products Corp. (I)	545,829	170,052
Aimcore Technology Company, Ltd.	24,000	43,690
Alcor Micro Corp.	44,000	49,957
ALI Corp.	201,000	233,886
Allis Electric Company, Ltd.	154,000	43,835
Alpha Networks, Inc.	440,000	274,011
Altek Corp.	360,702	203,074
AMPOC Far-East Company, Ltd.	132,000	115,855
AmTRAN Technology Company, Ltd.	1,105,775	905,984
Anpec Electronics Corp.	72,000	44,846
APCB, Inc.	143,000	93,494
Apex Biotechnology Corp.	84,060	217,284
Apex Medical Corp.	49,000	53,464
Apex Science & Engineering	206,265	67,068
Arima Communication Corp.	538,676	274,573
Arima Optoelectronics Corp. (I)	74,100	9,447
Asia Cement Corp.	2,547,918	3,276,072
Asia Optical Company, Inc. (I)	274,710	263,001
Asia Plastic Recycling Holding, Ltd.	14,080	41,483
Asia Polymer Corp.	606,600	519,883
Asia Vital Components Company Ltd.	140,667	65,636
ASROCK, Inc.	34,000	116,440
Asustek Computer, Inc.	380,528	4,199,110
Aten International Company, Ltd.	54,000	82,709
AU Optronics Corp., ADR (I)(L)	812,167	3,346,128
Audix Corp.	173,200	142,776
Aurora Corp.	58,000	88,835
Aurora Systems Corp.	126,000	125,754
AV Tech Corp.	28,000	85,571
Avermedia Technologies, Inc.	40,000	18,311
Avision, Inc.	277,916	76,238
AVY Precision Technology, Inc.	7,000	11,363
Awea Mechantronic Company, Ltd.	6,300	6,593
Bank of Kaohsiung, Ltd. (I)	629,618	193,088
Basso Industry Corp.	103,000	66,827
BenQ Materials Corp. (I)	90,000	36,399
BES Engineering Corp.	2,097,200	529,279
Bin Chuan Enterprise Company, Ltd.	24,000	31,881
Biostar Microtech International Corp.	227,000	89,460
Bright Led Electronics Corp.	100,000	42,679
C Sun Manufacturing, Ltd.	175,729	113,140
Cameo Communications, Inc. (I)	350,955	85,282
Capella Microsystems Taiwan, Inc.	17,000	110,941
Capital Securities Corp.	2,487,371	928,912
Career Technology MFG. Company, Ltd.	200,000	294,070

42

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Taiwan (continued)

Carnival Industrial Corp. (I)	512,000	$165,478
Catcher Technology Company, Ltd.	258,000	1,323,163
Cathay Chemical Works, Inc.	106,000	45,241
Cathay Financial Holdings Company, Ltd.	3,450,573	3,676,981
Cathay Real Estate Development Company, Ltd.	1,105,000	524,691
Central Reinsurance Company, Ltd. (I)	214,535	94,608
ChainQui Construction Development Company, Ltd.	141,000	90,753
Champion Building Materials Company, Ltd.	512,852	186,448
Chang Hwa Commercial Bank	4,410,946	2,391,193
Chang Wah Electromaterials, Inc.	16,943	49,545
Charoen Pokphand Enterprise	300,000	152,125
Chaun-Choung Technology Corp.	10,000	14,255
CHC Resources Corp.	48,000	78,559
Chenbro Micom Company, Ltd.	2,000	2,218
Cheng Loong Corp.	1,367,480	574,145
Cheng Shin Rubber Industry Company, Ltd.	700,027	1,789,452
Cheng Uei Precision Industry Company, Ltd.	507,335	1,195,895
Chenming Mold Industrial Corp. (I)	80,000	71,041
Chia Hsin Cement Corp.	700,089	321,828
Chicony Electronics Company, Ltd.	313,222	734,024
Chien Kuo Construction Company, Ltd.	425,872	203,704
Chien Shing Stainless Steel Company, Ltd. (I)	254,000	27,014
Chimei Innolux Corp. (I)	5,685,980	2,544,234
Chimei Materials Technology Corp.	59,000	64,071
Chin-Poon Industrial Company, Ltd.	539,642	592,059
China Airlines, Ltd. (I)	1,934,820	779,981
China Chemical & Pharmaceutical Company, Ltd.	151,000	101,608
China Development Financial Holdings Corp. (I)	9,439,331	2,306,392
China Ecotek Corp.	33,000	72,352
China Electric Manufacturing Corp.	229,000	135,596
China General Plastics Corp. (I)	335,000	161,427
China Life Insurance Company, Ltd. (I)	1,137,278	986,098
China Manmade Fibers Corp. (I)	1,563,000	537,122
China Metal Products Company, Ltd.	374,344	351,750
China Motor Corp.	711,905	654,238
China Petrochemical Development Corp.	2,791,045	1,641,345
China Steel Chemical Corp.	101,000	446,967
China Steel Corp.	5,631,220	5,155,650
China Steel Structure Company, Ltd.	204,000	206,596
China Synthetic Rubber Corp.	672,937	709,914
China Wire & Cable Company, Ltd. (I)	338,000	122,112
Chinatrust Financial Holding Company, Ltd.	6,961,213	4,037,260
Chinese Gamer International Corp.	22,000	39,463
Chipbond Technology Corp. (I)	306,000	592,966
Chong Hong Construction Company	103,424	277,595
Chroma ATE, Inc.	189,440	436,763
Chun Yu Works & Company, Ltd. (I)	360,000	143,114
Chun Yuan Steel	647,381	246,218
Chung Hsin Electric & Machinery Manufacturing Corp.	623,000	335,613
Chung Hung Steel Corp. (I)	1,284,226	350,145
Chung Hwa Pulp Corp. (I)	580,290	202,756
Chunghwa Picture Tubes, Ltd. (I)	5,416,320	167,812
Chunghwa Telecom Company, Ltd.	568,000	1,835,738
Chunghwa Telecom Company, Ltd., ADR (L)	67,506	2,170,318
Chyang Sheng Dyeing & Finishing Company, Ltd. (I)	70,000	25,288

43

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Taiwan (continued)

Clevo Company	287,000	$376,364
CMC Magnetics Corp. (I)	4,049,000	622,958
Collins Company, Ltd.	223,797	82,420
Compal Communications, Inc. (I)	315,000	336,654
Compal Electronics, Inc.	2,638,895	1,784,800
Compeq Manufactuing Company	1,408,000	591,249
Continental Holdings Corp.	539,000	196,649
Cosmo Electronics Corp. (I)	24,000	20,401
Coxon Precise Industrial Company, Ltd.	152,231	294,993
CSBC Corp. Taiwan	38,312	23,541
CTCI Corp.	234,000	446,284
CviLux Corp.	47,000	67,961
Cyberlink Corp.	52,402	177,117
CyberTAN Technology, Inc.	277,000	222,227
D-Link Corp.	947,627	573,779
DA CIN Construction Company, Ltd.	228,000	149,595
Dah Fung CATV Company, Ltd.	29,700	57,276
Darfon Electronics Corp.	351,950	203,644
De Licacy Industrial Company	150,000	45,691
Delpha Construction Company, Ltd.	330,383	99,500
Delta Electronics, Inc.	545,000	1,950,273
Depo Auto Parts Industrial Company, Ltd.	84,000	181,278
DFI, Inc.	62,000	48,228
Dimerco Express Taiwan Corp.	46,000	29,048
Dynamic Electronics Company, Ltd.	378,927	121,540
Dynapack International Technology Corp.	69,000	268,370
E Ink Holdings, Inc.	604,000	444,895
E-Lead Electronic Company, Ltd. (I)	38,000	32,645
E-LIFE MALL Corp.	49,000	113,006
E-Ton Solar Tech Company, Ltd. (I)	73,000	27,147
E.Sun Financial Holding Company, Ltd.	5,055,438	2,792,773
Eastern Media International Corp. (I)	1,374,053	184,921
Eclat Textile Company, Ltd.	213,586	705,862
Edison Opto Corp.	3,000	3,707
Edom Technology Company, Ltd.	220,000	77,986
eGalax_eMPIA Technology, Inc.	1,000	1,859
Elan Microelectronics Corp.	214,000	332,566
Elite Advanced Laser Corp.	50,000	74,890
Elite Material Company	224,000	227,971
Elite Semiconductor Memory Technology, Inc. (I)	154,000	116,021
Elitegroup Computer Systems Company, Ltd.	975,576	303,890
eMemory Technology, Inc.	37,000	73,991
ENG Electric Company, Ltd.	85,223	72,783
Enlight Corp. (I)	19,312	1,974
Entie Commercial Bank	360,000	196,970
Episil Technologies, Inc.	53,000	14,411
Epistar Corp.	620,000	921,900
Eternal Chemical Company, Ltd.	340,644	299,063
Etron Technology, Inc. (I)	70,000	18,218
Eva Airways Corp. (I)	1,032,160	598,612
Everest Textile Company, Ltd. (I)	272,000	67,699
Evergreen International Storage & Transport Corp.	765,320	517,428
Evergreen Marine Corp., Ltd. (I)	1,770,886	1,042,723
Everlight Chemical Industrial Corp.	114,600	74,353
Everlight Electronics Company, Ltd.	259,000	296,860

44

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Taiwan (continued)

Everspring Industry Company, Ltd. (I)	277,000	$100,652
Excel Cell Electronic Company, Ltd.	71,000	24,804
Excelsior Medical Company, Ltd.	83,600	159,123
Far Eastern Department Stores Company, Ltd.	727,735	756,459
Far Eastern International Bank	1,990,830	770,882
Far Eastern New Century Corp.	1,889,318	2,256,401
Far EasTone Telecommunications Company, Ltd.	636,000	1,593,620
Faraday Technology Corp.	194,586	263,195
Farglory Land Development Company, Ltd.	203,000	380,010
Federal Corp.	535,419	402,465
Feng Hsin Iron & Steel Company	202,000	342,071
Feng Tay Enterprise Company, Ltd.	187,460	214,213
Firich Enterprises Co., Ltd.	75,190	99,144
First Copper Technology Company, Ltd. (I)	408,000	140,408
First Financial Holding Company, Ltd.	6,398,574	3,909,152
First Hotel	98,199	64,895
First Insurance Company, Ltd.	313,165	162,253
First Steamship Company, Ltd.	111,000	95,132
FLEXium Interconnect, Inc.	119,825	488,732
Flytech Technology Company, Ltd.	63,026	138,618
Forhouse Corp.	575,894	310,317
Formosa Advanced Technologies Company, Ltd.	42,000	23,919
Formosa Chemicals & Fibre Corp.	1,014,000	2,401,204
Formosa Epitaxy, Inc. (I)	114,000	78,673
Formosa International Hotels Corp.	24,970	296,512
Formosa Oilseed Processing	199,689	87,968
Formosa Optical Technology Company, Ltd.	1,000	2,703
Formosa Petrochemical Corp.	358,000	1,088,542
Formosa Plastics Corp.	1,297,000	3,415,079
Formosa Taffeta Company, Ltd.	939,000	888,787
Formosan Rubber Group, Inc.	612,000	430,415
Formosan Union Chemical	532,573	296,995
Founding Construction & Development Company, Ltd.	232,521	146,505
Foxconn Technology Company, Ltd.	218,505	763,377
Froch Enterprise Company, Ltd. (I)	292,000	90,702
FSP Technology, Inc.	314,224	287,146
FU I Industrial Company, Ltd. (I)	5,372	10,149
Fubon Financial Holding Company, Ltd. (I)	2,132,422	2,422,090
Fullerton Technology Company, Ltd.	156,819	129,535
Fulltech Fiber Glass Corp.	115,000	50,176
Fwusow Industry Company, Ltd.	352,419	183,762
G Shank Enterprise Company, Ltd.	226,000	132,273
Gamania Digital Entertainment Company, Ltd.	53,000	44,611
GEM Terminal Industrial Company, Ltd.	47,500	19,619
Gemtek Technology Corp. (I)	161,496	178,340
Genesis Photonics, Inc. (I)	220,246	149,719
Genius Electronic Optical Company, Ltd.	29,000	228,302
Genmont Biotech, Inc.	9,000	13,682
GeoVision, Inc.	31,617	130,020
Getac Technology Corp.	623,000	335,590
Giant Manufacturing Company, Ltd.	146,000	773,881
Giantplus Technology Company, Ltd. (I)	345,000	103,311
Giga Solar Materials Corp.	8,000	63,907
Giga Solution Tech Company, Ltd.	68,237	38,058
Gigabyte Technology Company, Ltd.	789,719	656,132

45

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Taiwan (continued)

Gigastorage Corp.	232,100	$141,863
Gintech Energy Corp. (I)	84,000	71,857
Global Brands Manufacture, Ltd.	317,611	112,052
Global Mixed Mode Technology, Inc.	52,000	180,770
Global Unichip Corp.	57,000	194,229
Globe Union Industrial Corp.	136,000	72,343
Gloria Material Technology Corp.	1,000	770
Gold Circuit Electronics, Ltd. (I)	616,071	117,809
Goldsun Development & Construction Company, Ltd.	1,820,005	687,256
Grand Pacific Petrochemical Corp.	1,174,000	604,107
Grape King Industrial Company	103,000	276,399
Great China Metal Industry Company, Ltd.	303,000	345,689
Great Taipei Gas Company, Ltd.	229,000	158,409
Great Wall Enterprise Company, Ltd.	522,802	466,970
Green Energy Technology, Inc. (I)	156,000	113,049
GTM Corp. (I)	222,000	112,707
Hannstar Board Corp.	264,467	116,971
HannStar Display Corp. (I)	4,052,000	352,417
HannsTouch Solution, Inc. (I)	497,000	159,383
Harvatek Corp.	92,920	37,260
Hey Song Corp.	777,000	1,000,213
Highwealth Construction Corp.	204,800	380,402
HiTi Digital, Inc.	67,118	27,723
Hitron Technology, Inc.	167,000	87,392
Hiwin Technologies Corp.	78,593	576,194
Ho Tung Chemical Corp. (I)	1,119,176	514,735
Hocheng Corp.	313,000	97,821
Hold-Key Electric Wire & Cable Company, Ltd.	169,119	61,971
Holiday Entertainment Company, Ltd.	50,000	70,288
Holtek Semiconductor, Inc.	114,000	117,733
Holy Stone Enterprise Company, Ltd.	332,478	278,226
Hon Hai Precision Industry Company, Ltd.	2,829,860	9,078,063
Hong TAI Electric Industrial Company, Ltd.	309,000	107,400
Hong YI Fiber Industry Company	92,680	30,038
Hota Industrial Manufacturing Company, Ltd. (I)	115,000	68,675
Hotai Motor Company, Ltd.	128,000	947,222
Howarm Construction Company, Ltd.	33,958	19,986
Hsin Kuang Steel Company, Ltd.	326,153	204,926
Hsin Yung Chien Company, Ltd.	3,000	9,014
Hsing TA Cement Company, Ltd.	227,000	82,437
HTC Corp.	196,700	1,797,700
Hu Lane Associate, Inc.	35,699	57,382
HUA ENG Wire & Cable Company, Ltd. (I)	732,000	275,881
Hua Nan Financial Holdings Company, Ltd.	4,625,592	2,618,987
Huaku Development Company, Ltd.	160,353	350,922
Huang Hsiang Construction Company	85,000	213,262
Huga Optotech, Inc. (I)	37,000	11,218
Hung Ching Development & Construction Company, Ltd.	203,000	91,881
Hung Poo Real Estate Development Corp.	80,000	79,560
Hung Sheng Construction Company, Ltd.	813,008	459,424
Hwa Fong Rubber Company, Ltd. (I)	451,770	94,053
I-Chiun Precision Industry Company, Ltd. (I)	93,000	59,539
I-Sheng Electric Wire & Cable Company, Ltd.	95,000	129,485
Ibase Technology, Inc.	36,629	45,260
Ichia Technologies, Inc. (I)	512,300	232,960

46

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Taiwan (continued)

ICP Electronics, Inc.	133,900	$190,341
ILI Technology Corp.	32,000	101,800
Infortrend Technology, Inc.	245,000	131,129
Inotera Memories, Inc. (I)	2,860,165	214,573
Insyde Software Corp.	21,000	55,946
International Games System Company, Ltd.	36,000	130,105
Inventec Corp.	3,048,705	1,149,347
ITE Technology, Inc. (I)	148,000	117,719
ITEQ Corp.	172,700	180,160
J Touch Corp. (I)	70,000	54,957
Janfusun Fancyworld Corp. (I)	91,000	13,501
Jenn Feng New Energy Company, Ltd. (I)	47,000	13,284
Jentech Precision Industrial Company, Ltd.	37,808	81,073
Jess-Link Products Company, Ltd. (I)	135,000	111,316
Johnson Health Tech Company, Ltd.	41,858	99,410
Kang Na Hsiung Enterprise Company, Ltd.	168,000	73,239
Kaori Heat Treatment Company, Ltd.	43,050	56,794
Kaulin Manufacturing Company, Ltd.	124,490	71,137
KD Holding Corp.	1,000	4,855
KEE TAI Properties Company, Ltd.	624,973	428,069
Kenda Rubber Industrial Company, Ltd.	344,372	437,804
Kenmec Mechanical Engineering Company, Ltd.	12,000	3,734
Kerry TJ Logistics Company, Ltd.	212,000	334,886
Kindom Construction Company, Ltd.	393,000	259,642
King Slide Works Company, Ltd.	27,000	157,067
King Yuan Electronics Company, Ltd.	1,749,762	990,714
King's Town Bank (I)	1,035,000	731,944
King's Town Construction Company, Ltd.	140,700	143,104
Kinik Company	88,000	127,517
Kinko Optical Company, Ltd.	98,648	109,502
Kinpo Electronics, Inc.	1,763,724	395,802
Kinsus Interconnect Technology Corp.	161,000	512,588
KS Terminals, Inc.	57,000	41,388
Kung Long Batteries Industrial Company, Ltd.	46,000	90,154
Kuoyang Construction Company, Ltd.	32,000	15,661
Kwong Fong Industries Corp. (I)	394,100	236,703
KYE System Corp. (I)	112,000	33,191
L&K Engineering Company, Ltd.	205,952	185,748
LAN FA Textile Company, Ltd.	348,183	91,937
Largan Precision Company, Ltd.	46,000	1,257,140
Laser Tek Taiwan Company, Ltd.	9,674	6,622
LCY Chemical Corp.	356,806	443,347
Lead Data, Inc. (I)	358,173	22,681
Leader Electronics, Inc.	181,867	96,153
Leadtrend Technology Corp.	23,599	36,456
Lealea Enterprise Company, Ltd.	1,024,789	375,108
Ledtech Electronics Corp.	6,236	2,362
LEE CHI Enterprises Company, Ltd.	287,000	114,095
Lelon Electronics Corp.	170,100	70,257
Leofoo Development Company, Ltd. (I)	411,012	211,494
LES Enphants Company, Ltd.	164,486	119,507
Li Peng Enterprise Company, Ltd. (I)	670,931	200,466
Lian HWA Food Corp.	116,343	142,390
Lien Hwa Industrial Corp.	715,784	466,862
Lingsen Precision Industries, Ltd.	438,101	224,681

47

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Taiwan (continued)

LITE-ON IT Corp.	604,273	$499,167
Lite-On Semiconductor Corp.	463,080	212,784
Lite-On Technology Corp.	2,155,892	2,946,593
Long Bon International Company, Ltd. (I)	530,000	369,399
Long Chen Paper Company, Ltd. (I)	589,476	160,284
Longwell Company	79,000	79,650
Lotes Company, Ltd.	31,000	93,210
Lucky Cement Corp. (I)	272,000	59,264
Lumax International Corp., Ltd.	76,395	156,221
Macroblock, Inc.	19,000	70,266
Macronix International	4,400,718	1,233,417
Mag Layers Scientific-Technics Company, Ltd.	12,100	16,036
Makalot Industrial Company, Ltd.	90,000	274,195
Marketech International Corp.	207,000	111,503
Masterlink Securities Corp.	1,615,780	499,412
Maxtek Technology Company, Ltd.	55,000	34,732
Mayer Steel Pipe Corp. (I)	250,407	99,964
Maywufa Company, Ltd.	18,000	9,274
MediaTek, Inc.	227,000	2,582,873
Mega Financial Holding Company, Ltd.	4,927,743	3,859,883
Meiloon Industrial Company, Ltd. (I)	285,231	101,609
Mercuries & Associates, Ltd. (I)	547,286	514,256
Mercuries Data Systems, Ltd.	83,000	24,140
Merida Industry Company, Ltd.	132,250	539,405
Merry Electronics Company, Ltd.	151,200	197,627
Micro-Star International Company, Ltd.	1,191,488	555,636
Microbio Company, Ltd.	188,020	187,366
Microelectronics Technology, Inc. (I)	647,000	290,517
Microlife Corp.	9,000	18,292
MIN AIK Technology Company, Ltd.	113,000	331,110
Mirle Automation Corp.	44,290	25,610
Mitac International Corp.	1,695,466	603,614
Mobiletron Electronics Company, Ltd.	67,000	37,946
Mosel Vitelic, Inc. (I)	583,483	137,733
Motech Industries, Inc. (I)	273,000	228,335
MPI Corp.	44,000	73,128
Mustek Systems, Inc. (I)	33,151	1,529
Nak Sealing Technologies Corp.	47,000	77,325
Namchow Chemical Industrial Company, Ltd.	149,000	144,147
Nan Kang Rubber Tire Company, Ltd.	408,711	500,102
Nan Ya Plastics Corp.	1,537,000	2,723,101
Nan Ya Printed Circuit Board Corp.	149,930	178,038
Nantex Industry Company, Ltd.	325,574	195,163
National Petroleum Company, Ltd.	107,000	110,859
Neo Solar Power Corp. (I)	270,000	156,311
Netronix, Inc.	20,000	29,060
New Asia Construction & Development Corp.	279,417	82,324
New Era Electronics Company, Ltd.	4,000	3,704
Newmax Technology Company, Ltd.	42,000	64,619
Nichidenbo Corp.	43,500	30,545
Nien Hsing Textile Company, Ltd.	387,184	271,859
Novatek Microelectronics Corp., Ltd.	289,000	1,163,826
Ocean Plastics Company, Ltd. (I)	29,000	24,279
Optimax Technology Corp. (I)	170,816	13,831
OPTOTECH Corp.	268,000	107,926

48

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Taiwan (continued)

Orient Semiconductor Electronics, Ltd. (I)	720,000	$94,418
Oriental Union Chemical Corp.	399,300	497,344
Orise Technology Company, Ltd.	45,000	58,836
P-Two Industries, Inc.	17,000	9,660
Pacific Construction Company, Ltd.	149,002	41,021
Pan Jit International, Inc. (I)	156,000	57,990
Pan-International Industrial (I)	258,500	238,899
Paragon Technologies Company, Ltd.	100,800	127,993
PChome Online, Inc.	20,810	88,119
Pegatron Corp. (I)	1,248,321	1,628,448
Phihong Technology Company, Ltd.	266,416	212,283
Phison Electronics Corp.	51,000	359,855
Phytohealth Corp. (I)	113,342	177,502
Pihsiang Machinery Manufacturing Company, Ltd. (I)	115,000	145,365
Pixart Imaging, Inc.	83,830	197,938
Plotech Company, Ltd.	146,000	57,790
Polytronics Technology Corp.	36,000	65,424
Portwell, Inc.	83,000	83,561
Pou Chen Corp.	2,698,448	2,793,509
Power Quotient International Company, Ltd. (I)	195,000	78,579
Powercom Company, Ltd. (I)	172,760	56,101
Powertech Industrial Company, Ltd. (I)	67,000	44,619
Powertech Technology, Inc.	553,000	819,671
Poya Company, Ltd.	8,000	20,100
President Chain Store Corp.	236,000	1,210,461
President Securities Corp. (I)	1,139,259	635,238
Prime Electronics Satellitics, Inc.	78,819	70,264
Prince Housing & Development Corp.	679,833	475,474
Prodisc Technology, Inc. (I)	540,000	3,160
Promate Electronic Company, Ltd.	222,000	179,945
Promise Technology, Inc. (I)	89,000	38,290
Qisda Corp. (I)	1,246,440	270,955
Quanta Computer, Inc.	496,000	1,246,260
Quanta Storage, Inc.	42,000	25,015
Quintain Steel Company, Ltd.	475,194	108,963
Radiant Opto-Electronics Corp.	418,780	1,895,916
Radium Life Tech Company, Ltd.	388,166	250,509
Ralec Electronic Corp.	63,259	61,836
Realtek Semiconductor Corp.	326,442	657,930
Rechi Precision Company, Ltd.	375,558	301,831
Rexon Industrial Corp., Ltd. (I)	105,000	18,756
Richtek Technology Corp.	99,000	572,463
Ritek Corp. (I)	3,965,428	402,730
Ruentex Development Company, Ltd.	336,185	639,891
Ruentex Industries, Ltd.	208,811	475,622
Run Long Construction Company, Ltd.	1,000	1,146
Sampo Corp.	928,997	329,346
San Fang Chemical Industry Company, Ltd.	56,500	45,360
San Shing Fastech Corp.	27,000	39,677
Sanyang Industrial Company, Ltd. (I)	1,102,389	684,747
Sanyo Electric Taiwan Company, Ltd.	94,000	97,062
SCI Pharmtech, Inc.	10,759	25,966
SDI Corp.	22,000	14,428
Senao International Company, Ltd.	62,000	208,148
Sercomm Corp.	112,000	154,376

49

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Taiwan (continued)

Sesoda Corp.	103,000	$116,991
Shan-Loong Transportation Company, Ltd.	4,000	3,166
Sheng Yu Steel Company, Ltd.	188,000	115,495
ShenMao Technology, Inc.	40,000	42,444
Shih Wei Navigation Company, Ltd.	54,000	39,980
Shihlin Electric & Engineering Corp.	531,213	657,250
Shihlin Paper Corp. (I)	72,000	117,320
Shin Hai Gas Corp.	2,100	2,819
Shin Kong Financial Holding Company, Ltd. (I)	7,367,017	2,041,228
Shin Shin Natural Gas Company	1,000	1,045
Shin Zu Shing Company, Ltd.	159,933	522,233
Shining Building Business Company, Ltd. (I)	162,360	119,591
Shinkong Insurance Company, Ltd.	310,000	207,597
Shinkong Synthetic Fibers Corp.	2,075,287	658,804
Shinkong Textile Company, Ltd.	154,000	202,080
Shiny Chemical Industrial Company, Ltd.	32,000	43,963
Shuttle, Inc. (I)	229,985	80,733
Sigurd Microelectronics Corp.	541,887	444,836
Silicon Integrated Systems Corp. (I)	794,000	311,553
Siliconware Precision Industries Company	395,000	427,794
Siliconware Precision Industries Company, ADR (L)	200,628	1,083,391
Silitech Technology Corp.	91,142	158,190
Simplo Technology Company, Ltd. (I)	108,200	547,592
Sinbon Electronics Company, Ltd.	203,000	182,035
Sincere Navigation Corp.	306,000	274,891
Sinkang Industries, Ltd.	113,503	41,010
Sinmag Equipment Corp.	15,750	62,602
Sino-American Silicon Products, Inc.	90,000	96,661
Sinon Corp.	534,150	247,328
SinoPac Financial Holdings Company, Ltd.	7,533,727	3,163,546
Sinphar Pharmaceutical Company, Ltd.	69,982	73,466
Sinyi Realty Company	111,088	151,127
Sirtec International Company, Ltd.	90,000	108,450
Sitronix Technology Corp.	78,000	101,878
Siward Crystal Technology Company, Ltd. (I)	181,301	57,160
Skymedi Corp.	43,000	35,907
Soft-World International Corp.	76,000	123,956
Solar Applied Materials Technology Company	135,899	161,376
Solelytex Enterprise Corp. (I)	136,758	42,678
Solomon Technology Corp. (I)	201,036	86,494
Sonix Technology Company, Ltd.	117,000	158,666
Southeast Cement Company, Ltd.	390,000	174,506
Spirox Corp.	166,369	69,305
Sporton International, Inc.	20,260	46,583
St Shine Optical Company, Ltd.	22,000	344,636
Standard Chemical & Pharma	38,000	34,137
Standard Foods Corp.	117,800	323,556
Stark Technology, Inc.	164,000	138,578
Sunonwealth Electric Machine Industry Company, Ltd.	141,000	84,945
Sunplus Technology Company, Ltd. (I)	651,000	184,913
Sunrex Technology Corp.	102,000	44,209
Sunspring Metal Corp.	17,000	16,559
Super Dragon Technology Company, Ltd. (I)	15,766	15,053
Supreme Electronics Company, Ltd.	197,000	76,952
Sweeten Construction Company, Ltd.	113,286	65,887

50

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Taiwan (continued)

Syncmold Enterprise Corp.	70,000	$117,697
Synnex Technology International Corp.	418,132	797,306
TA Chen Stainless Pipe	817,747	406,646
Ta Chong Bank, Ltd. (I)	2,322,650	757,869
Ta Chong Securities Company, Ltd. (I)	16,000	4,383
Ta Ya Electric Wire & Cable Company, Ltd.	637,406	157,082
Ta Yih Industrial Company, Ltd.	7,000	9,715
TA-I Technology Company, Ltd.	113,437	69,489
Tah Hsin Industrial Company, Ltd.	125,000	125,299
TAI Roun Products Company, Ltd. (I)	111,000	40,131
Taichung Commercial Bank	2,208,815	735,631
TaiDoc Technology Corp.	36,000	55,003
Taiflex Scientific Company, Ltd.	99,000	114,115
Tainan Enterprises Company, Ltd.	201,467	201,469
Tainan Spinning Company, Ltd.	1,489,390	666,431
Taishin Financial Holdings Company, Ltd.	6,837,253	2,602,875
Taisun Enterprise Company, Ltd.	422,026	228,833
Taita Chemical Company, Ltd.	184,188	59,952
Taiwan Acceptance Corp.	45,000	98,818
Taiwan Business Bank (I)	3,510,261	1,030,597
Taiwan Cement Corp.	3,994,726	5,236,349
Taiwan Cogeneration Corp.	603,137	387,417
Taiwan Cooperative Financial Holding	5,206,396	2,867,199
Taiwan Fertilizer Company, Ltd.	547,000	1,422,781
Taiwan Fire & Marine Insurance Company	155,000	111,022
Taiwan FU Hsing Industrial Company, Ltd.	233,000	192,070
Taiwan Glass Industrial Corp.	1,034,933	976,041
Taiwan Hon Chuan Enterprise Company, Ltd.	148,400	311,210
Taiwan Kolin Company, Ltd. (I)	400,000	0
Taiwan Land Development Corp. (I)	951,149	361,751
Taiwan Life Insurance Company, Ltd. (I)	279,100	176,279
Taiwan Line Tek Electronic	64,050	66,247
Taiwan Mask Corp.	325,850	112,154
Taiwan Mobile Company, Ltd.	498,700	1,795,705
Taiwan Navigation Company, Ltd.	36,000	30,485
Taiwan Paiho, Ltd.	488,342	294,146
Taiwan PCB Techvest Company, Ltd.	165,354	259,662
Taiwan Prosperity Chemical Corp.	71,000	93,596
Taiwan Pulp & Paper Corp.	576,640	178,428
Taiwan Sakura Corp.	124,156	69,015
Taiwan Secom Company, Ltd.	162,000	347,335
Taiwan Semiconductor Company, Ltd.	49,000	19,395
Taiwan Semiconductor Manufacturing Company, Ltd.	5,923,000	20,121,519
Taiwan Sogo Shin Kong	372,000	439,872
Taiwan Styrene Monomer Corp. (I)	1,000,479	242,308
Taiwan Surface Mounting Technology Company, Ltd.	150,380	222,701
Taiwan TEA Corp.	791,723	414,212
Taiwan Union Technology Corp.	67,000	33,565
Taiyen Biotech Company, Ltd.	301,000	206,502
Tatung Company, Ltd. (I)	3,141,766	774,272
Teapo Electronic Corp. (I)	248,512	31,839
Teco Electric & Machinery Company, Ltd.	2,110,109	1,536,086
Tecom Company, Ltd. (I)	41,000	2,458
Tekcore Company, Ltd. (I)	33,000	14,201
Ten Ren Tea Company, Ltd.	35,000	52,886

51

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Taiwan (continued)

Test Research, Inc.	163,770	$292,204
Test-Rite International Company, Ltd.	286,549	215,501
Tex-Ray Industrial Company, Ltd.	91,800	29,954
The Ambassador Hotel	236,000	250,539
Thinking Electronic Industrial Company, Ltd.	44,000	41,420
Thye Ming Industrial Company, Ltd.	73,000	74,793
TNC Industrial Corp., Ltd.	35,000	25,664
Ton Yi Industrial Corp.	1,259,500	720,292
Tong Hsing Electronic Industries, Ltd.	92,951	321,533
Tong Yang Industry Company, Ltd.	350,286	297,194
Tong-Tai Machine & Tool Company, Ltd.	108,936	78,347
Topco Scientific Company, Ltd.	212,894	337,287
Topco Technologies Corp.	26,000	53,776
Topoint Technology Company, Ltd.	177,849	104,122
Toung Loong Textile Manufacturing	3,000	2,401
Transcend Information, Inc.	117,000	316,124
Tripod Technology Corp.	303,770	628,385
Tsann Kuen Enterprise Company, Ltd.	73,220	150,957
TSRC Corp.	288,530	623,584
Ttet Union Corp.	47,000	82,333
TTY Biopharm Company, Ltd.	81,840	281,329
Tung Ho Steel Enterprise Corp.	1,218,138	1,253,629
Tung Ho Textile Company, Ltd.	247,000	77,288
Tung Thih Electronic Company, Ltd.	23,000	50,364
TXC Corp.	198,659	338,467
TYC Brother Industrial Company, Ltd.	268,531	92,682
Tycoons Group Enterprise Company, Ltd. (I)	594,536	103,545
Tyntek Corp. (I)	158,661	35,551
TZE Shin International Company, Ltd. (I)	174,522	87,100
U-Ming Marine Transport Corp.	261,000	416,478
U-Tech Media Corp. (I)	218,000	42,788
Uni-President Enterprises Corp.	1,207,238	2,156,552
Unimicron Technology Corp.	1,185,855	1,289,805
Union Bank of Taiwan (I)	1,112,907	394,544
Union Insurance Company, Ltd. (I)	65,384	31,736
Unitech Computer Company, Ltd.	181,039	88,482
Unitech Printed Circuit Board Corp.	727,869	236,692
United Integrated Services Company, Ltd.	165,000	141,020
United Microelectronics Corp.	9,689,468	3,751,930
Unity Opto Technology Company, Ltd. (I)	180,389	157,757
Universal Cement Corp.	691,808	355,980
Universal Microelectronics Company, Ltd. (I)	100,000	22,482
Unizyx Holding Corp.	526,000	229,927
UPC Technology Corp.	986,242	538,738
Userjoy Technology Company, Ltd.	18,000	31,721
USI Corp.	1,397,801	1,089,716
Vanguard International Semiconductor Corp.	208,000	138,131
Ve Wong Corp.	208,450	142,372
Via Technologies, Inc. (I)	300,000	229,323
Viking Tech Corp.	21,000	16,480
Visual Photonics Epitaxy Company, Ltd.	293,700	341,853
Wafer Works Corp.	105,872	49,357
Wah Hong Industrial Corp.	13,000	19,908
Wah Lee Industrial Corp.	12,000	16,583
Walsin Lihwa Corp. (I)	4,134,000	1,297,698

52

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Taiwan (continued)

Walsin Technology Corp. (I)	897,721	$209,805
Walton Advanced Engineering, Inc. (I)	383,661	108,020
Walton Chaintech Corp. (I)	30,970	49,041
Wan Hai Lines, Ltd. (I)	622,216	348,015
WAN HWA Enterprise Company	3,105	1,518
Waterland Financial Holding Company, Ltd.	3,071,338	946,125
Ways Technical Corp. Ltd.	44,000	115,600
WEI Chih Steel Industrial Company, Ltd. (I)	255,000	38,922
Wei Chuan Food Corp.	275,000	328,840
Wei Mon Industry Company, Ltd. (I)	87,000	36,847
Weikeng Industrial Company, Ltd.	270,900	191,137
Well Shin Technology Company, Ltd.	72,420	104,514
Wellypower Optronics Corp. (I)	235,000	90,592
Weltrend Semiconductor, Inc. (I)	189,000	71,558
Win Semiconductors Corp.	160,000	186,734
Winbond Electronics Corp. (I)	4,599,000	691,756
Wintek Corp. (I)	1,783,661	805,538
Wisdom Marine Lines Company, Ltd.	36,000	48,842
Wistron Corp.	1,554,649	1,706,155
Wistron NeWeb Corp.	151,878	243,605
WPG Holdings Company, Ltd.	1,034,760	1,369,436
WT Microelectronics Company, Ltd.	242,428	297,052
WUS Printed Circuit Company, Ltd. (I)	375,000	155,533
XAC Automation Corp.	22,000	18,253
Xxentria Technology Materials Corp.	12,000	19,433
Yageo Corp. (I)	3,176,000	969,623
Yang Ming Marine Transport Corp. (I)	1,853,916	781,677
YC INOX Company, Ltd.	496,000	275,915
Yem Chio Company, Ltd.	220,592	146,916
Yi Jinn Industrial Company, Ltd. (I)	236,768	65,915
Yieh Phui Enterprise Company, Ltd.	1,444,811	426,142
Young Fast Optoelectronics Company, Ltd.	36,648	75,139
Young Optics, Inc.	41,000	109,561
Youngtek Electronics Corp.	60,571	133,844
Yuanta Financial Holdings Company, Ltd.	8,862,322	4,484,043
Yuen Foong Yu Paper Manufacturing Company, Ltd.	1,606,614	683,560
Yufo Electronics Company, Ltd.	22,000	15,144
Yulon Motor Company, Ltd.	1,156,900	2,090,535
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	92,850	180,687
Yungshin Global Holding Corp.	117,000	162,329
Yungtay Engineering Company, Ltd.	533,000	1,001,402
Zeng Hsing Industrial Company, Ltd.	14,000	48,227
Zenitron Corp.	256,000	152,875
Zig Sheng Industrial Company, Ltd.	494,718	149,845
Zinwell Corp.	236,000	197,388
Zippy Technology Corp.	89,000	68,334

Thailand 3.0%		69,318,078

A.J. Plast PCL	93,200	45,856
Advanced Info Service PCL	436,891	3,131,835
Airports of Thailand PCL	262,500	804,008
Amata Corp. PCL	541,300	276,911
Asia Plus Securities PCL	1,679,600	128,063
Asian Property Development PCL	648,480	187,001
Bangchak Petroleum PCL	847,300	786,838

53

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Thailand (continued)

Bangkok Aviation Fuel Services PCL	34,000	$22,157
Bangkok Bank PCL	554,205	3,484,037
Bangkok Chain Hospital PCL	1,095,300	331,909
Bangkok Dusit Medical Services PCL	323,000	1,178,755
Bangkok Expressway PCL	426,700	389,299
Bangkok Insurance PCL	8,050	72,395
Bangkok Life Assurance PCL, NVDR	347,400	571,426
Bangkokland PCL	11,604,400	476,427
Bank of Ayudhya PCL	3,695,800	3,957,132
Banpu PCL	48,850	628,731
BEC World PCL	408,700	775,718
Big C Supercenter PCL	35,900	228,104
Bumrungrad Hospital PCL	226,600	555,609
CalComp Electronics Thailand PCL	3,027,200	286,050
Central Pattana PCL	277,500	732,405
Central Plaza Hotel PCL	820,400	681,662
CH Karnchang PCL	524,900	157,350
Charoen Pokphand Foods PCL	1,133,333	1,209,406
CP ALL PCL	1,345,900	1,732,260
Delta Electronics Thailand PCL	208,800	207,507
Dhipaya Insurance PCL	1,000	823
Diamond Building Products PCL	240,000	55,914
Dynasty Ceramic PCL	153,500	223,823
Eastern Water Resources Development & Management PCL	341,100	143,375
Electricity Generating PCL	77,200	316,950
Esso Thailand PCL	2,078,900	697,708
G J Steel PCL (I)	24,328,200	71,344
G Steel PCL (I)	12,662,700	132,032
GFPT PCL	461,400	116,515
Glow Energy PCL	268,300	633,814
GMM Grammy PCL (I)	82,700	49,852
Hana Microelectronics PCL	568,100	401,687
Hemaraj Land & Development PCL	3,732,300	386,729
Home Product Center PCL	1,587,343	589,629
IRPC PCL	9,392,900	1,273,199
Italian-Thai Development PCL (I)(L)	2,481,170	320,151
Jasmine International PCL (I)	4,026,400	669,099
Kang Yong Electric PCL	2,800	24,542
Kasikornbank PCL	316,400	1,927,710
Kasikornbank PCL, NVDR	215,900	1,316,608
KGI Securities Thailand PCL	1,053,600	76,900
Khon Kaen Sugar Industry PCL	362,100	154,562
Kiatnakin Bank PCL	337,300	544,032
Krung Thai Bank PCL	5,178,250	3,104,588
Krungthai Card PCL (I)	126,000	108,798
Land and Houses PCL	1,507,100	463,772
Land and Houses PCL, NVDR	782,400	246,678
Lanna Resources PCL	185,000	138,042
Loxley PCL	988,200	164,217
LPN Development PCL	562,300	337,123
Major Cineplex Group PCL	340,500	218,568
MBK PCL	86,100	300,186
MCOT PCL	179,100	223,218
MCS Steel PCL	59,800	12,763
Minor International PCL	1,171,550	736,752

54

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Thailand (continued)

Modernform Group PCL	64,500	$15,027
Padaeng Industry PCL	127,600	52,803
Polyplex PCL	275,000	122,760
Pranda Jewelry PCL	214,300	52,370
Precious Shipping PCL	725,700	314,494
President Rice Products PCL	24,000	47,898
Preuksa Real Estate PCL	661,900	461,540
PTT Exploration & Production PCL	519,098	2,689,364
PTT Global Chemical PCL	980,192	2,076,001
PTT PCL	359,900	3,752,623
Quality House PCL	6,161,133	457,719
Raimon Land PCL (I)	1,761,500	111,923
Ratchaburi Electricity Generating Holding PCL	238,500	419,648
Regional Container Lines PCL (I)	558,000	125,455
Robinson Department Store PCL	338,600	667,491
Rojana Industrial Park PCL (I)	218,000	73,164
Saha-Union PCL	261,500	345,088
Sahaviriya Steel Industries PCL (I)	9,365,780	170,897
Samart Corp. PCL	467,200	181,156
Samart Telcoms PCL	273,500	159,519
Sansiri PCL	3,549,232	411,706
SC Asset Corp. PCL	336,400	252,108
Siam Cement PCL, NVDR	110,800	1,425,437
Siam City Cement PCL	55,100	746,875
Siam Commercial Bank PCL	539,131	2,854,636
Siam Future Development PCL	583,600	134,063
Siam Makro PCL	49,900	786,953
Siamgas & Petrochemicals PCL	473,000	204,982
Sino Thai Engineering & Construction PCL	602,100	470,850
SNC Former PCL	130,300	100,198
Somboon Advance Technology PCL	119,846	110,318
Sri Trang Agro-Industry PCL (L)	318,300	155,572
STP & I PCL (I)	149,200	298,983
Supalai PCL	439,800	263,679
SVI PCL (I)	378,900	49,878
Tata Steel Thailand PCL (I)	7,079,000	182,223
Thai Airways International PCL (I)	1,239,111	884,214
Thai Carbon Black PCL	174,100	184,368
Thai Central Chemical PCL	1,900	1,275
Thai Oil PCL	747,900	1,608,387
Thai Plastic & Chemical PCL	156,100	157,677
Thai Reinsurance PCL (I)	405,900	53,168
Thai Stanley Electric PCL	14,200	98,091
Thai Tap Water Supply PCL	846,000	223,284
Thai Union Frozen Products PCL	310,100	699,721
Thai Vegetable Oil PCL	360,100	271,043
Thai-German Ceramic PCL	93,000	12,909
Thaicom PCL (I)	532,500	412,952
Thanachart Capital PCL	786,000	915,591
The Erawan Group PCL	130,800	15,940
Thoresen Thai Agencies PCL	445,070	227,683
Ticon Industrial Connection PCL	149,737	67,330
Tipco Asphalt PCL	16,600	23,935
Tisco Financial Group PCL	172,200	255,298
TMB Bank PCL	7,977,100	483,461

55

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Thailand (continued)

Total Access Communication PCL	235,900	$674,494
Total Access Communication PCL, NVDR	141,900	405,423
TPI Polene PCL	1,098,240	536,774
True Corp. PCL (I)(L)	4,931,000	803,356
Vanachai Group PCL	1,042,400	149,448
Vibhavadi Medical Center PCL	22,800	5,943
Vinythai PCL	100,000	56,696
Workpoint Entertainment PCL	118,600	123,662

Turkey 2.2%		51,364,743

Adana Cimento Sanayii TAS, Class A	99,918	199,054
Akbank TAS	817,715	3,833,971
Akcansa Cimento AS	113,818	551,565
Akenerji Elektrik Uretim AS (I)	106,880	127,982
Akfen Holding AS (I)	18,171	93,736
Aksa Akrilik Kimya Sanayi AS	134,810	361,307
Aksigorta AS	290,218	324,828
Alarko Holding AS	97,048	224,738
Altinyildiz Mensucat ve Konfeksiyon Fabrikalari AS (I)	28,257	554,854
Anadolu Anonim Tuerk Sigorta Sirketi (I)	422,736	210,518
Anadolu Cam Sanayii AS (I)	175,649	252,578
Anadolu Efes Biracilik Ve Malt Sanayii AS	62,016	902,746
Anadolu Hayat Emeklilik AS	55,974	130,572
Arcelik AS	265,702	1,613,758
Aselsan Elektronik Sanayi Ve Ticaret AS	43,639	165,520
Asya Katilim Bankasi AS (I)	42,240	46,297
Aygaz AS	162,751	794,010
Bagfas Bandirma Gubre Fabrik	11,413	332,051
Banvit Bandirma Vitaminli Yem Sanayii ASA (I)	14,101	28,009
Baticim Bati Anadolu Cimento Sanayii AS	22,800	81,137
BIM Birlesik Magazalar AS	29,060	1,321,651
Bizim Toptan Satis Magazalari AS	18,648	271,309
Bolu Cimento Sanayii AS	137,486	106,948
Borusan Mannesmann Boru Sanayi ve Ticaret AS	15,924	231,686
Boyner Buyuk Magazacilik (I)	12,970	29,476
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	19,393	53,939
Bursa Cimento Fabrikasi AS	4,489	11,933
Celebi Hava Servisi AS (I)	4,930	54,775
Cemtas Celik Makina Sanayi Ticaret AS	81,516	49,715
Cimsa Cimento Sanayi VE Tica	75,350	353,370
Coca-Cola Icecek AS	9,165	179,441
Deva Holding AS (I)	64,490	71,814
Dogan Gazetecilik AS (I)	62,235	51,889
Dogan Sirketler Grubu Holdings AS (I)	1,265,834	609,072
Dogan Yayin Holding AS (I)	507,580	235,676
Dogus Otomotiv Servis ve Ticaret AS	112,539	459,766
Eczacibasi Yapi Gerecleri Sanayi Ve Ticaret AS (I)	739	2,341
Eczacibasi Yatirim Holding Ortakligi AS	7,623	27,129
EGE Seramik Sanayi ve Ticaret AS	103,309	113,261
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	273,434	286,092
Enka Insaat ve Sanayi AS	138,108	367,773
Eregli Demir ve Celik Fabrikalari TAS	905,191	1,139,212
Fenerbahce Futbol ASA	6,193	152,097
Ford Otomotiv Sanayi AS	16,940	173,454
Gentas Genel Metal Sanayi ve Ticaret AS	146,068	110,326

56

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Turkey (continued)

Global Yatirim Holding AS (I)	344,289	$240,777
Goldas Kuyumculuk Sanayi Ithalat ve Ihracat AS (I)	54,847	16,876
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	6,137	190,550
Goodyear Lastikleri Turk AS	8,642	305,895
GSD Holding AS (I)	245,645	101,700
Gubre Fabrikalari TAS (I)	17,896	134,150
Gunes Sigorta (I)	31,526	37,036
Hurriyet Gazetecilik AS (I)	206,839	104,132
Ihlas EV Aletleri (I)	221,809	93,092
Ihlas Holding AS (I)	1,118,670	807,440
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (I)	115,194	382,848
Is Finansal Kiralama AS (I)	1,296	718
Is Yatirim Menkul Degerler AS	51,687	49,173
Isiklar Yatirim Holding AS (I)	170,167	60,892
Izmir Demir Celik Sanayi AS (I)	135,199	306,386
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (I)	344,193	258,004
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (I)	160,550	168,898
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	867,539	577,494
Kartonsan Karton Sanayi ve Ticaret AS	1,523	209,203
Kerevitas Gida Sanayi ve Ticaret AS (I)	541	13,383
KOC Holdings AS	401,650	1,838,354
Konya Cimento Sanayi AS	738	136,658
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	214,306	432,972
Koza Altin Isletmeleri AS	10,976	273,882
Koza Anadolu Metal Madencilik Isletmeleri AS (I)	296,290	911,790
Mardin Cimento Sanayii ve Ticaret AS	27,126	78,938
Marshall Boya ve Vernik AS (I)	5,383	148,179
Menderes Tekstil Sanayi ve Ticaret AS (I)	220,796	66,665
Migros Ticaret AS (I)(L)	24,300	258,326
Mutlu Aku ve Malzemeleri Sanayi AS (I)	28,331	89,093
NET Holding AS (I)	267,097	267,543
Net Turizm Ticaret ve Sanayi AS (I)	231,636	81,638
Netas Telekomunikasyon AS	48,217	263,862
Nuh Cimento Sanayi AS	18,962	108,745
Otokar Otomotiv Ve Savunma Sanayi AS	10,453	235,718
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	129,175	436,477
Parsan Makina Parcalari (I)	28,857	41,668
Petkim Petrokimya Holding AS (L)	600,726	742,593
Pinar Entegre Et ve Un Sanayi AS	28,775	94,036
Pinar SUT Mamulleri Sanayii AS	40,679	337,261
Polyester Sanayi AS (I)	140,873	96,238
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	183,126	242,822
Sekerbank TAS (I)	578,736	521,301
Selcuk Ecza Deposu Ticaret ve Sanayi AS	255,745	289,255
Soda Sanayii AS (I)	88,136	110,953
TAT Konserve Sanayii AS (I)	29,214	35,166
TAV Havalimanlari Holding AS (I)	78,086	387,985
Tekfen Holding AS	207,445	765,931
Tekstil Bankasi AS (I)	140,973	57,591
Tofas Turk Otomobil Fabrikasi AS	85,375	521,019
Trakya Cam Sanayi AS (I)	330,564	397,661
Tupras Turkiye Petrol Rafinerileri AS	46,481	1,240,268
Turcas Petrol AS	94,177	158,029
Turk Hava Yollari (I)	554,754	1,632,574
Turk Telekomunikasyon AS	171,343	640,469

57

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Turkey (continued)

Turk Traktor ve Ziraat Makineleri AS	7,187	$179,716
Turkcell Iletisim Hizmetleri AS (I)	178,635	1,079,450
Turkcell Iletisim Hizmetleri AS, ADR (I)(L)	45,008	681,871
Turkiye Garanti Bankasi AS	1,073,320	5,091,465
Turkiye Halk Bankasi AS	101,828	985,471
Turkiye Is Bankasi, Class C	708,794	2,283,905
Turkiye Sinai Kalkinma Bankasi AS	809,410	887,597
Turkiye Sise ve Cam Fabrikalari AS	567,436	834,951
Turkiye Vakiflar Bankasi Tao, Class D	797,411	1,931,545
Ulker Biskuvi Sanayi AS	134,348	666,015
Vestel Beyaz Esya Sanayi ve Ticaret AS (I)	121,350	181,968
Vestel Elektronik Sanayi ve Tracaret AS (I)	159,179	159,493
Yapi Kredi Sigorta AS	7,168	64,359
Yapi ve Kredi Bankasi AS (I)	386,150	1,017,340
Zorlu Enerji Elektrik Uretim AS (I)	43,700	25,914

Ukraine 0.0%		874,248

Kernel Holding SA (I)	40,520	874,248

United States 0.0%		103,897

Integrated Memory Logic, Ltd. (I)	31,883	103,897

	Shares	Value

Preferred Securities 2.0%		$45,322,049

(Cost $48,477,949)

Brazil 1.9%		44,274,447

AES Tiete SA	52,519	560,386
Alpargatas SA	106,020	697,108
Banco ABC Brasil SA	105,560	617,512
Banco Bradesco SA	493,742	8,200,535
Banco Daycoval SA	90,600	402,799
Banco do Estado do Rio Grande do Sul SA	294,300	2,087,976
Banco Industrial e Comercial SA	117,473	340,852
Banco Panamericano SA	166,400	362,112
Banco Pine SA	55,262	341,120
Banco Sofisa SA	73,400	125,036
Bardella SA Industrias Mecanicas	916	30,003
Braskem SA, A Shares	6,300	40,628
Centrais Eletricas Brasileiras SA	28,248	127,571
Centrais Eletricas de Santa Catarina SA	3,700	45,540
Cia de Gas de Sao Paulo, A Shares	3,900	100,658
Cia de Tecidos do Norte de Minas - Coteminas (I)	161,600	212,512
Cia Energetica do Ceara	10,287	167,197
Cia Ferro Ligas da Bahia - Ferbasa	74,676	363,455
Cia Paranaense de Energia	4,000	53,351
Companhia de Transmissao de Energia Eletrica Paulista	16,618	243,033
Companhia Energetica de Minas Gerais	19,900	239,064
Companhia Energetica de Sao Paulo	83,195	679,405
Contax Participacoes SA	27,100	289,161
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	38,748	246,436
Eucatex SA Industria e Comercio	24,300	95,526

58

Emerging Markets Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Brazil (continued)

Forjas Taurus SA	30,314	$45,255
Gol Linhas Aereas Inteligentes SA	5,200	24,944
Inepar SA Industria e Construcoes (I)	122,505	77,397
Itau Unibanco Holding SA	161,200	2,424,639
Klabin SA	977,845	5,509,759
Kroton Educacional SA	1,826	4,375
Lojas Americanas SA	221,418	1,948,048
Marcopolo SA	233,100	1,370,150
Oi SA	111,900	421,563
Parana Banco SA	21,100	138,244
Petroleo Brasileiro SA	357,356	3,120,677
Randon Participacoes SA	214,500	1,144,375
Saraiva SA Livreiros Editores	14,000	180,176
Suzano Papel e Celulose SA	266,053	790,639
Telefonica Brasil SA	25,000	542,868
Unipar Participacoes SA	854,010	167,860
Usinas Siderurgicas de Minas Gerais SA	560,800	3,280,607
Vale SA	373,439	6,413,895

Chile 0.1%		970,612

Coca-Cola Embonor SA	720	1,991
Embotelladora Andina SA, Class B	86,063	551,147
Sociedad Quimica y Minera de Chile SA	7,394	417,474

Malaysia 0.0%		76,990

TA Global BHD (I)	1,017,521	76,990

Warrants 0.0%		$1,515

(Cost $0)

Malayan Flour Mills BHD (Expiration Date: 5-9-17, Strike Price: MYR 2.06) (I)	15,100	1,515

Rights 0.0%		$225,075

(Cost $723,774)

Banco de Chile (Expiration Date: 01/03/2013; Strike Price: CLP 64.00) (I)	148,754	2,443
Bank Permata Tbk PT (Expiration Date: 12/12/2012; Strike Price: IDR 1215.00) (I)	4,636	89
China Agri-Industries Holdings, Ltd. (Expiration Date: 12/17/2012; Strike Price: HKD
3.39) (I)	534,600	68,979
City Union Bank, Ltd. (Strike Price: INR 20.00) (I)(N)	32,034	18,845
G J Steel PCL (Strike Price: THB 0.08) (I)(N)	36,492,300	26,295
Hansol Homedeco Company, Ltd. (Expiration Date: 12/07/2012; Strike Price: KRW
1000.00) (I)(L)	6,730	901
Hyundai Elevator Company, Ltd. (Expiration Date: 12/14/2012; Strike Price: KRW
63600.00) (I)	497	3,675
Hyundai Merchant Marine Company, Ltd. (Expiration Date: 12/12/2012; Strike Price:
KRW 17900.00) (I)	1,512	3,505
OSX Brasil SA (Strike Price: BRL 39.38) (I)(N)	1,162	5
Polimex-Mostostal SA (Strike Price: PLN 0.52) (I)(N)	505,319	2,966
PTTEP Canada International Finance, Ltd. (Expiration Date: 12/06/2012; Strike Price:
THB 142.00) (I)	101,630	56,296
Rossi Residencial SA (Expiration Date: 12/21/2012; Strike Price: BRL 4.00) (I)	67,718	2,852
Royale Furniture Holdings, Ltd. (Expiration Date: 12/06/2012; Strike Price: HKD 0.51)
(I)	9,000	93
Shinsung Solar Energy Company, Ltd. (Expiration Date: 12/13/2012; Strike Price:
KRW 1020.00) (I)	8,944	363
Sim Technology Group, Ltd. (Expiration Date: 12/21/2012; Strike Price: HKD 0.20) (I)	557,000	5,750

59

Emerging Markets Fund
As of 11-30-12 (Unaudited)

		Shares	Value
Solargiga Energy Holdings, Ltd. (Expiration Date: 12/10/2012; Strike Price: HKD
0.375) (I)		110,778	$214
Sonda SA (Expiration Date: 01/04/2013; Strike Price: CLP 1430.00) (I)		30,186	0
Taihan Electric Wire Company, Ltd. (Expiration Date: 12/04/2012; Strike Price: KRW
4345.00) (I)		63,308	18,241
Vanguarda Agro SA (Expiration Date: 12/26/2012; Strike Price: BRL 0.30) (I)		579,626	13,563

	Yield	Shares	Value

Securities Lending Collateral 5.9%			$135,684,542

(Cost $135,638,561)

John Hancock Collateral Investment Trust (W)	0.2768%(Y)	13,559,098	135,684,542

Short-Term Investments 0.1%			$2,999,212

(Cost $2,999,212)

Money Market Funds 0.1%			2,999,212

State Street Institutional Liquid Reserves Fund	0.185%(Y)	2,999,212	2,999,212

Total investments (Cost $2,242,538,401)† 105.7%			$2,441,024,355

Other assets and liabilities, net (5.7%)			($132,234,362)

Total net assets 100.0%		$2,308,789,993

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

Currency Abbreviations:

BRL	Brazilian Real
CLP	Chilean Peso
HKD	Hong Kong Dollars
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MYR	Malaysian Ringgit
PLN	Polish Zloty
THB	Thailand Baht

Security Abbreviations:

ADR	American Depositary Receipts
DVR	Differential Voting Rights
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

(I) Non-income producing security.

(L) A portion of this security is on loan as of 11-30-12.

(N) Strike price and/or expiration date not available.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. This investment represents securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 11-30-12.

† At November 30, 2012, the aggregate cost of investment securities for federal income tax purposes was $2,252,090,564. Net unrealized appreciation aggregated $188,933,791, of which $474,365,672 related to appreciated investment securities and $285,431,881 related to depreciated investment securities.

60

Emerging Markets Fund
As of 11-30-12 (Unaudited)

The Fund has the following sector composition as a percentage of net assets on 11-30-12.

Financials	25.9%
Materials	13.1%
Information Technology	11.1%
Industrials	10.8%
Consumer Discretionary	10.6%
Energy	10.0%
Consumer Staples	9.0%
Telecommunication Services	4.4%
Utilities	2.8%
Health Care	2.0%
Short-Term Investments & Other	0.3%

61

Emerging Markets Fund
As of 11-30-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/12	Price	Inputs	Inputs

Common Stocks
Brazil	$243,051,823	$243,051,823	—	—
Chile	42,398,438	42,398,438	—	—
China	238,503,730	27,381,116	$210,420,293	$702,321
Colombia	6,406,558	6,406,558	—	—
Cyprus	313,400	313,400	—	—
Czech Republic	7,548,708	—	7,548,708	—
Egypt	1,744,520	239,117	1,505,403	—
Guernsey Channel Islands	36,100	36,100	—	—
Hong Kong	123,638,655	24,254,730	99,230,939	152,986
Hungary	7,753,692	—	7,753,692	—
India	192,508,258	34,834,406	157,566,039	107,813

Emerging Markets Fund
As of 11-30-12 (Unaudited)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/12	Price	Inputs	Inputs

Indonesia	$73,954,005	$2,670,102	$70,979,758	$304,145
Israel	111,270	—	111,270	—
Luxembourg	1,589,496	4,237	1,585,259	—
Malaysia	92,635,043	—	92,631,696	3,347
Mexico	126,982,825	126,982,825	—	—
Netherlands	1,512,556	1,483,157	29,399	—
Peru	2,138,968	2,138,968	—	—
Philippines	32,494,649	—	32,494,649	—
Poland	38,392,079	—	38,392,079	—
Russia	72,521,132	2,795,490	69,725,642	—
South Africa	179,980,524	18,953,548	161,026,976	—
South Korea	352,919,846	27,647,139	325,272,095	612
Taiwan	295,994,721	7,615,832	288,255,364	123,525
Thailand	69,318,078	—	69,318,078	—
Turkey	51,364,743	681,871	50,682,872	—
Ukraine	874,248	—	874,248	—
United States	103,897	—	103,897	—
Preferred Securities
Brazil	44,274,447	44,274,447	—	—
Chile	970,612	970,612	—	—
Malaysia	76,990	—	76,990	—
Warrants	1,515	1,515	—	—
Rights	225,075	23,958	182,871	18,246
Securities Lending Collateral	135,684,542	135,684,542	—	—
Short-Term Investments	2,999,212	2,999,212	—	—
Total investments in Securities	$2,441,024,355	$753,843,143	$1,685,768,217	$1,412,995

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Emerging Markets Fund.

368Q1 11/12
1/13

MUTUAL FUNDS

John Hancock U.S. Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2012

U.S. Equity Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Common Stocks 98.1%		$1,582,382,607

(Cost $1,248,965,621)

Consumer Discretionary 7.7%		123,667,965

Auto Components 0.1%
Delphi Automotive PLC (I)	30,700	1,043,493

Automobiles 0.4%
General Motors Company (I)	224,601	5,812,671

Distributors 0.2%
Genuine Parts Company (L)	46,400	3,020,176

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A (I)	22,900	439,451
H&R Block, Inc.	37,900	683,337

Hotels, Restaurants & Leisure 2.4%
Einstein Noah Restaurant Group, Inc.	9,300	148,893
McDonald's Corp.	347,830	30,275,123
Panera Bread Company, Class A (I)	9,510	1,526,355
Ruth's Hospitality Group, Inc. (I)(L)	22,600	169,500
Starbucks Corp.	116,600	6,048,042

Household Durables 0.0%
Garmin, Ltd. (L)	12,800	497,792

Internet & Catalog Retail 0.0%
Liberty Interactive Corp., Series A (I)	31,400	606,020

Media 0.3%
Arbitron, Inc.	7,400	269,138
Comcast Corp., Special Class A	18,500	666,740
DIRECTV (I)(L)	18,700	929,390
Discovery Communications, Inc., Series C (I)	5,300	298,284
Gannett Company, Inc. (L)	47,000	841,300
Lamar Advertising Company, Class A (I)(L)	27,100	1,064,217
Meredith Corp. (L)	6,300	196,434
Omnicom Group, Inc.	22,300	1,109,202

Multiline Retail 0.7%
Dollar Tree, Inc. (I)	83,300	3,476,942
Family Dollar Stores, Inc.	19,200	1,367,040
J.C. Penney Company, Inc. (L)	31,400	563,316
Kohl's Corp.	14,300	638,495
Sears Holdings Corp. (I)(L)	30,700	1,289,707
Target Corp.	58,700	3,705,735
The Bon-Ton Stores, Inc.	3,100	36,735

Specialty Retail 2.3%
Aeropostale, Inc. (I)	24,200	334,202
AutoNation, Inc. (I)	27,200	1,059,168
AutoZone, Inc. (I)	3,100	1,189,687
Bed Bath & Beyond, Inc. (I)	33,700	1,978,864
Best Buy Company, Inc. (L)	44,200	579,462
Christopher & Banks Corp. (I)	2,900	13,253
GameStop Corp., Class A (L)	56,997	1,496,171
Lowe's Companies, Inc.	90,300	3,258,927
Ross Stores, Inc.	79,200	4,508,064

1

U.S. Equity Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Consumer Discretionary (continued)

Staples, Inc. (L)	75,600	$884,520
The Gap, Inc.	55,700	1,919,422
The Home Depot, Inc.	98,500	6,409,395
TJX Companies, Inc.	308,900	13,696,626

Textiles, Apparel & Luxury Goods 1.2%
Coach, Inc.	77,000	4,453,680
NIKE, Inc., Class B	125,730	12,256,160
VF Corp. (L)	18,110	2,906,836

Consumer Staples 22.0%		355,131,143

Beverages 6.0%
Beam, Inc.	12,200	684,542
Brown-Forman Corp., Class B	48,300	3,389,694
Monster Beverage Corp. (I)	55,320	2,879,406
PepsiCo, Inc.	533,070	37,426,845
The Coca-Cola Company	1,389,300	52,682,256

Food & Staples Retailing 3.4%
Sysco Corp. (L)	206,300	6,529,395
Wal-Mart Stores, Inc.	659,833	47,521,173
Walgreen Company	27,800	942,698

Food Products 1.6%
Campbell Soup Company (L)	50,200	1,844,850
Dean Foods Company (I)	30,200	517,628
General Mills, Inc.	225,400	9,239,161
H.J. Heinz Company (L)	39,400	2,303,324
Hormel Foods Corp. (L)	61,200	1,897,812
Kellogg Company	69,600	3,860,016
McCormick & Company, Inc., Non-Voting Shares	43,700	2,821,272
Smithfield Foods, Inc. (I)	1	22
The Hershey Company	57,200	4,191,044

Household Products 6.1%
Church & Dwight Company, Inc.	50,600	2,739,990
Colgate-Palmolive Company	163,650	17,756,025
Kimberly-Clark Corp. (L)	101,100	8,666,292
The Clorox Company	44,500	3,397,575
The Procter & Gamble Company	940,400	65,668,132

Personal Products 0.5%
Herbalife, Ltd. (L)	37,500	1,723,875
Nu Skin Enterprises, Inc., Class A (L)	19,700	894,380
The Estee Lauder Companies, Inc., Class A	81,060	4,721,745

Tobacco 4.4%
Lorillard, Inc.	45,990	5,572,148
Philip Morris International, Inc.	673,057	60,494,363
Reynolds American, Inc.	109,000	4,765,480

Energy 2.8%		45,935,513

Energy Equipment & Services 0.0%
Cal Dive International, Inc. (I)	12,600	19,782
Gulfmark Offshore, Inc., Class A (I)	6,300	197,442

2

U.S. Equity Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Energy (continued)

Oil, Gas & Consumable Fuels 2.8%
Apache Corp.	36,318	$2,799,755
Chevron Corp.	205,114	21,678,499
Exxon Mobil Corp.	162,400	14,313,936
James River Coal Company (I)(L)	17,300	63,837
Marathon Oil Corp.	55,600	1,715,260
Marathon Petroleum Corp.	29,100	1,732,614
Occidental Petroleum Corp.	28,600	2,151,006
Overseas Shipholding Group, Inc. (I)(L)	27,600	33,672
USEC, Inc. (I)(L)	14,400	7,056
Valero Energy Corp.	37,900	1,222,654

Financials 5.3%		84,825,915

Capital Markets 0.2%
BlackRock Kelso Capital Corp.	12,500	126,250
Federated Investors, Inc., Class B (L)	19,700	391,045
Fifth Street Finance Corp.	19,500	210,210
Legg Mason, Inc.	15,000	382,950
Morgan Stanley	80,700	1,361,409

Commercial Banks 1.4%
BB&T Corp.	48,900	1,377,513
CIT Group, Inc. (I)	13,900	514,995
Fifth Third Bancorp	55,100	806,664
PNC Financial Services Group, Inc.	28,600	1,605,604
Regions Financial Corp.	126,700	845,089
SunTrust Banks, Inc.	28,500	773,775
U.S. Bancorp	110,500	3,564,730
Wells Fargo & Company	362,500	11,966,125
West Coast Bancorp	9,500	207,195

Consumer Finance 0.3%
Capital One Financial Corp.	43,700	2,517,120
Discover Financial Services	38,800	1,614,468
SLM Corp.	65,600	1,085,680
World Acceptance Corp. (I)(L)	2,900	211,729

Diversified Financial Services 1.5%
Bank of America Corp.	1,187,936	11,713,049
Citigroup, Inc.	181,300	6,267,541
JPMorgan Chase & Company	156,374	6,423,844

Insurance 1.4%
Aflac, Inc.	52,800	2,797,872
American Financial Group, Inc.	10,800	428,220
American International Group, Inc. (I)	126,200	4,181,006
Aon PLC	13,000	738,400
Assurant, Inc.	33,700	1,152,877
Cincinnati Financial Corp. (L)	13,100	530,812
CNO Financial Group, Inc.	39,600	360,360
Fidelity National Financial, Inc., Class A	33,000	798,930
Genworth Financial, Inc., Class A (I)	113,700	676,515
Hartford Financial Services Group, Inc.	54,100	1,145,838
Horace Mann Educators Corp.	3,900	74,568
Lincoln National Corp.	40,600	1,002,820
MetLife, Inc.	69,400	2,303,386

3

U.S. Equity Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Financials (continued)

Principal Financial Group, Inc.	22,500	$610,875
Protective Life Corp.	17,200	466,980
Prudential Financial, Inc.	42,400	2,209,888
StanCorp Financial Group, Inc.	8,900	302,689
Symetra Financial Corp.	30,500	373,015
The Allstate Corp.	34,900	1,412,752
Torchmark Corp.	18,300	951,417
Unum Group	34,200	697,338

Real Estate Investment Trusts 0.5%
American Capital Agency Corp.	60,000	1,893,000
ARMOUR Residential REIT, Inc. (L)	71,200	498,400
Chimera Investment Corp.	147,000	402,780
Colony Financial, Inc.	9,800	196,196
CYS Investments, Inc.	40,200	514,158
General Growth Properties, Inc.	41,900	811,603
Hatteras Financial Corp.	19,200	511,872
Invesco Mortgage Capital, Inc.	26,400	558,888
NorthStar Realty Finance Corp.	40,500	272,565
PennyMac Mortgage Investment Trust	16,100	396,865
Starwood Property Trust, Inc.	19,000	434,340
Two Harbors Investment Corp.	56,200	636,184

Real Estate Management & Development 0.0%
The St. Joe Company (I)(L)	17,000	363,460

Thrifts & Mortgage Finance 0.0%
Franklin Financial Corp.	9,100	152,061

Health Care 29.1%		469,015,398

Biotechnology 1.6%
Amgen, Inc.	152,300	13,524,240
Biogen Idec, Inc. (I)	47,590	7,095,193
Enzon Pharmaceuticals, Inc. (I)(L)	21,800	152,164
Gilead Sciences, Inc. (I)	60,900	4,567,500
Theravance, Inc. (I)(L)	15,900	357,432

Health Care Equipment & Supplies 4.8%
Baxter International, Inc.	190,400	12,617,808
Becton, Dickinson and Company	70,600	5,412,902
C.R. Bard, Inc.	28,780	2,849,508
Covidien PLC	140,200	8,147,022
Edwards Lifesciences Corp. (I)	39,320	3,411,796
IDEXX Laboratories, Inc. (I)(L)	20,900	1,953,523
Intuitive Surgical, Inc. (I)	13,970	7,390,130
Medtronic, Inc.	389,134	16,386,433
ResMed, Inc. (L)	38,200	1,569,638
St. Jude Medical, Inc.	112,000	3,839,360
Stryker Corp.	107,800	5,838,448
Varian Medical Systems, Inc. (I)(L)	40,400	2,794,064
Zimmer Holdings, Inc.	84,300	5,561,271

Health Care Providers & Services 3.2%
Aetna, Inc.	47,700	2,060,163
Amsurg Corp. (I)	4,400	123,288
Cigna Corp.	20,200	1,055,854
Community Health Systems, Inc. (I)	15,900	468,414

4

U.S. Equity Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Health Care (continued)

Coventry Health Care, Inc.	15,200	$663,936
Express Scripts Holding Company (I)	179,910	9,688,154
HCA Holdings, Inc.	29,200	927,100
Health Management Associates, Inc., Class A (I)	42,900	341,055
Henry Schein, Inc. (I)(L)	32,200	2,600,794
Humana, Inc.	14,500	948,445
Laboratory Corp. of America Holdings (I)	69,600	5,887,464
LifePoint Hospitals, Inc. (I)	7,200	259,056
MEDNAX, Inc. (I)(L)	22,500	1,777,500
Quest Diagnostics, Inc.	47,000	2,715,660
UnitedHealth Group, Inc.	367,146	19,969,071
WellPoint, Inc.	39,500	2,208,050

Health Care Technology 0.3%
Cerner Corp. (I)(L)	50,020	3,862,544

Life Sciences Tools & Services 0.2%
Techne Corp.	13,100	928,790
Waters Corp. (I)(L)	31,500	2,663,325

Pharmaceuticals 19.0%
Abbott Laboratories	659,000	42,835,000
Allergan, Inc.	105,026	9,741,162
Bristol-Myers Squibb Company	559,600	18,259,748
Eli Lilly & Company	495,700	24,309,128
Endo Health Solutions, Inc. (I)	16,900	484,354
Forest Laboratories, Inc. (I)	76,800	2,723,328
Johnson & Johnson (L)	1,062,500	74,088,125
Merck & Company, Inc.	1,374,125	60,873,738
Pfizer, Inc.	2,921,012	73,083,720

Industrials 3.0%		48,453,176

Aerospace & Defense 0.5%
Alliant Techsystems, Inc.	6,000	360,000
General Dynamics Corp.	37,800	2,513,700
Huntington Ingalls Industries, Inc.	3,200	130,720
L-3 Communications Holdings, Inc.	13,000	999,050
Lockheed Martin Corp.	11,180	1,043,094
Raytheon Company	54,300	3,102,159

Air Freight & Logistics 0.2%
C.H. Robinson Worldwide, Inc. (L)	58,100	3,587,094

Airlines 0.0%
United Continental Holdings, Inc. (I)	17,300	349,806

Commercial Services & Supplies 0.3%
Deluxe Corp. (L)	10,800	311,040
Pitney Bowes, Inc. (L)	33,600	375,984
Rollins, Inc.	33,650	766,211
Stericycle, Inc. (I)(L)	29,400	2,748,018

Construction & Engineering 0.0%
URS Corp.	9,600	361,728

Electrical Equipment 0.0%
Fushi Copperweld, Inc. (I)(L)	2,200	20,394

5

U.S. Equity Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Industrials (continued)

Industrial Conglomerates 1.5%
3M Company	224,400	$20,409,180
General Electric Company	189,900	4,012,587

Machinery 0.0%
Hyster-Yale Materials Handling, Inc.	1,450	60,146
Oshkosh Corp. (I)	11,700	343,395

Marine 0.0%
Genco Shipping & Trading, Ltd. (I)	11,600	31,088

Professional Services 0.1%
The Dun & Bradstreet Corp. (L)	10,100	799,718

Trading Companies & Distributors 0.4%
Fastenal Company (L)	73,000	3,052,130
Textainer Group Holdings, Ltd.	2,100	63,378
W.W. Grainger, Inc.	14,580	2,828,812

Transportation Infrastructure 0.0%
Wesco Aircraft Holdings, Inc. (I)(L)	14,400	183,744

Information Technology 25.9%		418,580,849

Communications Equipment 2.8%
Cisco Systems, Inc.	572,306	10,822,306
Harris Corp.	17,900	843,627
QUALCOMM, Inc.	521,898	33,203,151
ViaSat, Inc. (I)(L)	10,200	389,946

Computers & Peripherals 4.2%
Apple, Inc.	77,600	45,417,728
Dell, Inc.	212,715	2,050,573
EMC Corp. (I)	248,100	6,157,842
Hewlett-Packard Company	585,334	7,603,489
Lexmark International, Inc., Class A (L)	16,000	389,280
SanDisk Corp. (I)	58,385	2,282,854
Seagate Technology PLC (L)	50,800	1,275,080
Western Digital Corp.	76,200	2,548,128

Electronic Equipment, Instruments & Components 0.0%
Arrow Electronics, Inc. (I)	11,800	439,668
SYNNEX Corp. (I)(L)	7,400	244,348

Internet Software & Services 3.9%
AOL, Inc. (I)	16,600	622,832
Google, Inc., Class A (I)	87,600	61,177,212
VistaPrint NV (I)(L)	12,600	391,167

IT Services 6.4%
Accenture PLC, Class A	257,600	17,496,192
Amdocs, Ltd.	59,200	1,980,832
Automatic Data Processing, Inc.	135,300	7,679,628
Cognizant Technology Solutions Corp., Class A (I)	39,200	2,635,416
Computer Sciences Corp.	18,100	688,886
CoreLogic, Inc. (I)	16,600	428,944
Global Payments, Inc.	26,700	1,172,397
Higher One Holdings, Inc. (I)(L)	19,400	171,496
IBM Corp.	338,677	64,372,337
Jack Henry & Associates, Inc.	31,200	1,212,744

6

U.S. Equity Fund
As of 11-30-12 (Unaudited)

		Shares	Value

Information Technology (continued)

Lender Processing Services, Inc.		16,500	$410,025
NeuStar, Inc., Class A (I)		27,300	1,097,460
Paychex, Inc. (L)		117,600	3,826,704
Total Systems Services, Inc.		35,400	777,030

Semiconductors & Semiconductor Equipment 0.3%
Intel Corp.		209,400	4,097,958

Software 8.3%
ANSYS, Inc. (I)		25,000	1,658,250
BMC Software, Inc. (I)		54,800	2,244,608
Citrix Systems, Inc. (I)		53,600	3,278,176
FactSet Research Systems, Inc. (L)		16,190	1,495,794
Intuit, Inc.		99,000	5,931,090
MICROS Systems, Inc. (I)		30,900	1,342,914
Microsoft Corp.		2,707,485	72,073,251
Oracle Corp.		1,453,255	46,649,486

Materials 0.2%			3,092,022

Chemicals 0.2%
Ecolab, Inc.		28,300	2,039,864
The Sherwin-Williams Company		5,920	902,918

Containers & Packaging 0.0%
Boise, Inc.		18,200	149,240

Telecommunication Services 1.8%			29,099,375

Diversified Telecommunication Services 1.7%
AT&T, Inc.		649,805	22,177,845
Verizon Communications, Inc.		138,100	6,092,972

Wireless Telecommunication Services 0.1%
Sprint Nextel Corp. (I)		144,600	828,558

Utilities 0.3%			4,581,251

Electric Utilities 0.2%
American Electric Power Company, Inc.		25,800	1,100,370
Entergy Corp.		17,960	1,141,178
Exelon Corp.		32,100	970,062

Multi-Utilities 0.1%
Public Service Enterprise Group, Inc.		27,100	815,439
Sempra Energy		8,100	554,202

	Yield(%)	Shares	Value

Securities Lending Collateral 4.0%			$64,029,087

(Cost $64,021,726)

John Hancock Collateral Investment Trust (W)	0.2768 (Y)	6,398,494	64,029,087

			Value

Short-Term Investments 2.1%			$34,358,558

(Cost $34,358,558)

	Yield(%)	Shares	Value

Money Market Funds 2.1%			$34,358,558

State Street Institutional Treasury Money Market Fund	0.0000(Y)	34,358,558	34,358,558

7

U.S. Equity Fund
As of 11-30-12 (Unaudited)

Total investments (Cost $1,347,345,905)† 104.2%	$1,680,770,252

Other assets and liabilities, net (4.2%)	($68,112,024)

Total net assets 100.0%	$1,612,658,228

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 11-30-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. This investment represents securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 11-30-12.

† At 11-30-12, the aggregate cost of investment securities for federal income tax purposes was $1,388,611,961. Net unrealized appreciation aggregated $292,158,291, of which $305,484,249 related to appreciated investment securities and $13,325,958 related to depreciated investment securities.

8

U.S. Equity Fund
As of 11-30-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2012, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

9

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Equity Fund.

390Q1 11/12
1/13

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 30.7%
U.S. Government - 5.3%
U.S. Treasury Bonds
2.750%, 08/15/2042	$19,840,000	19,626,105
4.375%, 05/15/2041	1,260,000	1,676,391
U.S. Treasury Notes
1.250%, 01/31/2019	4,000,000	4,093,752
1.375%, 02/28/2019	2,000,000	2,060,782
1.500%, 07/31/2016 to 03/31/2019	16,740,000	17,391,347
1.625%, 11/15/2022 (C)	26,677,000	26,697,835
2.000%, 11/15/2021	5,000,000	5,240,625
2.125%, 08/15/2021	915,000	971,044
2.375%, 05/31/2018	3,700,000	4,027,798
2.625%, 11/15/2020	500,000	553,281
3.125%, 05/15/2021	4,870,000	5,575,770
U.S. Treasury Strips, PO
6.837%, 11/15/2030	4,715,000	2,940,679

		90,855,409
U.S. Government Agency - 25.4%
Federal Home Loan Mortgage Corp.
1.750%, 05/30/2019	4,345,000	4,523,236
3.000%, 08/01/2042	2,590,590	2,716,782
3.500%, 05/01/2042 to 06/01/2042	24,888,361	26,727,250
5.000%, 03/01/2041 to 04/01/2041	7,873,181	8,695,677
6.500%, 06/01/2037 to 09/01/2039	4,356,177	4,867,032
Federal National Mortgage Association
2.428%, 05/01/2035 (P)	801,616	851,119
2.440%, 04/01/2042 (P)	1,371,293	1,429,186
2.515%, 01/01/2036 (P)	496,048	531,299
2.681%, 04/01/2036 (P)	220,678	235,394
2.872%, 07/01/2033 (P)	1,016	1,091
3.000%, TBA (C)	8,000,000	8,413,754
3.000%, 09/01/2042 to 10/01/2042	26,017,414	27,380,294
3.500%, TBA (C)	33,000,000	35,212,033
3.500%, 06/01/2042	1,258,290	1,352,612
4.000%, TBA (C)	56,500,000	60,531,953
4.000%, 10/01/2025 to 04/01/2042	17,906,138	19,333,888
4.375%, 03/15/2013	20,000	20,238
4.500%, 06/01/2040 to 04/01/2042	87,858,181	94,784,107
5.000%, 05/01/2018 to 04/01/2041	58,768,286	64,066,901
5.500%, 02/01/2018 to 03/01/2039	38,567,029	42,108,698
6.000%, 09/01/2022 to 02/01/2037	10,180,367	11,271,321
6.250%, 05/15/2029	157,000	229,053
6.500%, 02/01/2036 to 06/01/2039	7,625,729	8,553,683
7.000%, 04/01/2017 to 06/01/2032	11,825	13,481
7.500%, 09/01/2029 to 08/01/2031	2,451	2,873
Government National
Mortgage Association
4.000%, TBA (C)	7,500,000	8,206,310
5.000%, 04/15/2035	36,287	39,654
5.500%, 03/15/2035	28,011	31,184
6.000%, 03/15/2033 to 06/15/2033	15,569	17,586
6.500%, 09/15/2028 to 08/15/2031	3,229	3,688
7.000%, 04/15/2029	1,473	1,708
8.000%, 10/15/2026	1,323	1,557

		432,154,642

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $510,594,802)		$523,010,051

FOREIGN GOVERNMENT
OBLIGATIONS - 0.1%
Argentina - 0.1%
City of Buenos Aires
9.950%, 03/01/2017 (S)	1,510,000	1,260,850

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina
1.180%, 12/31/2038 (P)	ARS	177,218	$14,600
5.830%, 12/31/2033 (P)		72,870	18,274
9.224%, 12/15/2035 (P)		393,449	12,860

			1,306,584
Honduras - 0.0%
Central American Bank for Economic
Integration
6.750%, 04/15/2013 (S)		$12,000	12,247
Japan - 0.0%
Government of Japan
1.500%, 09/20/2014	JPY	1,350,000	16,787
Mexico - 0.0%
Government of Mexico
8.000%, 12/19/2013 to 12/07/2023	MXN	406,700	35,615
Panama - 0.0%
Republic of Panama
8.875%, 09/30/2027		$6,000	9,780
9.375%, 04/01/2029		1,000	1,708

			11,488

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $1,607,109)			$1,382,721

CORPORATE BONDS - 41.1%
Consumer Discretionary - 4.2%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		1,030,000	1,096,950
Amazon.com, Inc.
2.500%, 11/29/2022		1,005,000	997,426
AMC Entertainment, Inc.
8.750%, 06/01/2019		435,000	478,500
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022		175,000	177,625
American Standard Americas
10.750%, 01/15/2016 (S)		450,000	434,813
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,355,000	682,636
AutoNation, Inc.
5.500%, 02/01/2020		$1,140,000	1,219,800
6.750%, 04/15/2018		540,000	610,875
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019		1,650,000	1,806,750
Cablevision Systems Corp.
8.625%, 09/15/2017		295,000	338,513
CBS Corp.
7.875%, 07/30/2030		1,555,000	2,169,648
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		1,180,000	1,180,000
CCO Holdings LLC
8.125%, 04/30/2020		325,000	365,625
Cinemark USA, Inc.
7.375%, 06/15/2021		470,000	514,650
8.625%, 06/15/2019		420,000	464,100
Comcast Corp.
6.550%, 07/01/2039		1,000,000	1,324,567
Corporacion GEO SAB de CV
8.875%, 03/27/2022 (S)		1,290,000	1,354,500
COX Communications, Inc.
4.625%, 06/01/2013		340,000	346,936
5.450%, 12/15/2014		218,000	238,534

1

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
CSC Holdings LLC
7.875%, 02/15/2018	$840,000	$966,000
Darden Restaurants, Inc.
6.800%, 10/15/2037	835,000	1,060,962
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)	880,000	959,200
DR Horton, Inc.
4.750%, 05/15/2017	925,000	983,969
Exide Technologies
8.625%, 02/01/2018	865,000	700,650
Expedia, Inc.
5.950%, 08/15/2020	1,285,000	1,401,810
Ford Motor Credit Company LLC
5.000%, 05/15/2018	3,200,000	3,507,763
5.875%, 08/02/2021	555,000	635,563
8.000%, 12/15/2016	1,285,000	1,549,136
Greektown Superholdings, Inc.
13.000%, 07/01/2015	1,390,000	1,487,300
Grupo Televisa SAB
6.625%, 01/15/2040	268,000	346,399
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)	1,000,000	1,038,641
Hillman Group, Inc.
10.875%, 06/01/2018	1,093,000	1,176,341
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	830,000	897,171
6.000%, 05/05/2015 (S)	1,030,000	1,135,084
Hyva Global BV
8.625%, 03/24/2016 (S)	725,000	696,000
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)	1,020,000	997,050
Kia Motors Corp.
3.625%, 06/14/2016 (S)	790,000	836,581
Landry’s, Inc.
9.375%, 05/01/2020 (S)	720,000	763,200
Levi Strauss & Company
7.625%, 05/15/2020	1,535,000	1,667,394
Limited Brands, Inc.
6.625%, 04/01/2021	1,470,000	1,684,988
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)	771,000	732,450
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	1,140,000	1,261,817
Marina District Finance Company, Inc.
9.500%, 10/15/2015	1,005,000	972,338
MGM Resorts International
6.750%, 10/01/2020 (S)	840,000	846,300
8.625%, 02/01/2019 (S)	1,120,000	1,226,400
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041	1,330,000	1,653,359
6.400%, 12/15/2035	430,000	536,800
6.650%, 11/15/2037	865,000	1,110,608
6.750%, 01/09/2038	2,000	2,469
7.750%, 12/01/2045	9,000	12,687
Petco Holdings Inc., PIK
8.500%, 10/15/2017 (S)	390,000	398,775
QVC, Inc.
5.125%, 07/02/2022 (S)	270,000	285,888
Regal Cinemas Corp.
8.625%, 07/15/2019	270,000	296,325
Regal Entertainment Group
9.125%, 08/15/2018	275,000	304,563

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	$1,005,000	$1,082,767
7.750%, 10/01/2017 (S)	795,000	866,550
Target Corp.
7.000%, 01/15/2038	500,000	736,882
Time Warner Cable, Inc.
5.000%, 02/01/2020	1,000,000	1,168,119
5.500%, 09/01/2041	1,450,000	1,608,695
6.550%, 05/01/2037	550,000	684,353
6.750%, 07/01/2018	2,035,000	2,547,382
Time Warner Companies, Inc.
7.570%, 02/01/2024	34,000	45,285
Time Warner Entertainment Company LP
8.375%, 07/15/2033	535,000	778,617
Time Warner, Inc.
3.400%, 06/15/2022	1,500,000	1,565,088
7.625%, 04/15/2031	9,000	12,331
Toys R Us Property Company II LLC
8.500%, 12/01/2017	275,000	293,563
Toys R Us, Inc.
10.375%, 08/15/2017	660,000	675,675
Viacom, Inc.
6.125%, 10/05/2017	1,500,000	1,807,623
6.875%, 04/30/2036	760,000	1,036,651
Visteon Corp.
6.750%, 04/15/2019	1,290,000	1,360,950
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	124,650	68,662
WMG Acquisition Corp.
6.000%, 01/15/2021 (S)	1,005,000	1,030,125
Wok Acquisition Corp.
10.250%, 06/30/2020 (S)	825,000	868,313
XM Satellite Radio, Inc.
7.625%, 11/01/2018 (S)	1,400,000	1,547,000
Yum! Brands, Inc.
6.250%, 03/15/2018	405,000	497,218
6.875%, 11/15/2037	965,000	1,349,596

		71,565,874
Consumer Staples - 1.7%
Ajecorp BV
6.500%, 05/14/2022 (S)	1,110,000	1,198,800
Alliance One International, Inc.
10.000%, 07/15/2016	2,045,000	2,119,131
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	10,000	14,393
Bunge, Ltd. Finance Corp.
5.100%, 07/15/2015	345,000	375,068
8.500%, 06/15/2019	1,205,000	1,559,911
Cargill, Inc.
6.125%, 09/15/2036 (S)	665,000	838,305
Corporacion Lindley SA
6.750%, 11/23/2021 (S)	300,000	346,500
Corporacion Pesquera Inca SAC
9.000%, 02/10/2017 (S)	785,000	839,950
CVS Caremark Corp.
6.125%, 08/15/2016	515,000	609,704
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	347,204	486,769
General Mills, Inc.
5.700%, 02/15/2017	245,000	289,875
Kraft Foods Group, Inc.
6.125%, 08/23/2018 (S)	429,000	528,616
McCormick & Company, Inc.
5.750%, 12/15/2017	1,000,000	1,204,646

2

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Mondelez International, Inc.
6.125%, 02/01/2018	$151,000	$184,780
Nabisco, Inc.
7.550%, 06/15/2015	229,000	265,260
Philip Morris International, Inc.
4.875%, 05/16/2013	300,000	305,882
Revlon Consumer Products Corp.
9.750%, 11/15/2015	940,000	989,350
Reynolds American, Inc.
3.250%, 11/01/2022	2,000,000	2,032,908
Reynolds Group Issuer, Inc.
9.000%, 04/15/2019	1,140,000	1,174,200
9.875%, 08/15/2019	960,000	1,017,600
Rite Aid Corp.
9.250%, 03/15/2020	2,150,000	2,193,000
SABMiller PLC
6.500%, 07/15/2018 (S)	470,000	588,580
Safeway, Inc.
5.000%, 08/15/2019	1,820,000	1,951,706
7.250%, 02/01/2031	680,000	748,894
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	1,460,000	1,273,850
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	208,000	222,568
TESCO PLC
6.150%, 11/15/2037 (S)	570,000	735,130
The Clorox Company
5.000%, 03/01/2013	600,000	606,491
5.950%, 10/15/2017	500,000	599,041
The Kroger Company
6.800%, 12/15/2018	920,000	1,154,249
7.000%, 05/01/2018	580,000	712,568
Yankee Candle Company, Inc.
8.500%, 02/15/2015	34,000	34,255
YCC Holdings LLC, PIK
10.250%, 02/15/2016	1,110,000	1,148,850

		28,350,830
Energy - 5.6%
Afren PLC
10.250%, 04/08/2019 (S)	710,000	825,375
11.500%, 02/01/2016 (S)	1,400,000	1,624,000
Alpha Natural Resources, Inc.
6.000%, 06/01/2019	305,000	271,450
6.250%, 06/01/2021	665,000	585,200
Anadarko Petroleum Corp.
6.450%, 09/15/2036	2,750,000	3,446,358
8.700%, 03/15/2019	500,000	681,970
Apache Corp.
6.900%, 09/15/2018	455,000	577,257
Arch Coal, Inc.
7.000%, 06/15/2019	525,000	471,188
7.250%, 06/15/2021	1,130,000	1,011,350
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	3,335,000	3,168,250
BJ Services Company
6.000%, 06/01/2018	880,000	1,084,875
BP Capital Markets PLC
2.500%, 11/06/2022	1,200,000	1,192,049
4.750%, 03/10/2019	1,000,000	1,168,431
BreitBurn Energy Partners LP
7.875%, 04/15/2022 (S)	675,000	693,563
Buckeye Partners LP
4.875%, 02/01/2021	1,104,000	1,145,987

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Cameron International Corp.
5.950%, 06/01/2041	$1,177,000	$1,479,703
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	10,000	12,044
ConocoPhillips Canada Funding Company
5.950%, 10/15/2036	1,000,000	1,297,233
DCP Midstream LLC
9.750%, 03/15/2019 (S)	1,195,000	1,564,004
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,107,297
5.625%, 01/15/2014	400,000	422,223
Devon Financing Corp. ULC
7.875%, 09/30/2031	1,060,000	1,544,751
DTEK Finance BV
9.500%, 04/28/2015 (S)	450,000	448,313
Eaton Corp.
4.900%, 05/15/2013	450,000	458,819
El Paso Pipeline Partners Operating
Company LLC
5.000%, 10/01/2021	500,000	568,370
Enbridge Energy Partners LP
6.500%, 04/15/2018	600,000	736,663
7.500%, 04/15/2038	600,000	819,164
Encana Corp.
6.500%, 08/15/2034	1,000,000	1,222,275
Energy Transfer Partners LP
5.200%, 02/01/2022	1,850,000	2,078,904
6.500%, 02/01/2042	2,000,000	2,333,718
6.700%, 07/01/2018	1,700,000	2,069,395
9.700%, 03/15/2019	1,230,000	1,656,673
Enersis SA
7.375%, 01/15/2014	12,000	12,705
Enterprise Products Operating LLC
4.850%, 08/15/2042	500,000	519,769
6.125%, 10/15/2039	1,000,000	1,211,883
6.300%, 09/15/2017	820,000	999,187
6.875%, 03/01/2033	209,000	263,346
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	1,780,000	1,904,600
EP Energy LLC
7.750%, 09/01/2022	635,000	658,813
EV Energy Partners LP
8.000%, 04/15/2019	1,135,000	1,191,750
Georgian Oil and Gas Corp.
6.875%, 05/16/2017 (S)	1,090,000	1,131,420
Halcon Resources Corp.
8.875%, 05/15/2021 (S)	255,000	263,925
Hess Corp.
5.600%, 02/15/2041	1,500,000	1,760,925
Kerr-McGee Corp.
6.950%, 07/01/2024	1,750,000	2,259,157
Kinder Morgan Energy Partners LP
4.150%, 03/01/2022	1,000,000	1,076,587
5.800%, 03/15/2035	208,000	237,369
7.300%, 08/15/2033	212,000	278,214
7.750%, 03/15/2032	480,000	649,770
Linn Energy LLC
6.250%, 11/01/2019 (S)	1,525,000	1,530,719
8.625%, 04/15/2020	555,000	606,338
Marathon Oil Corp.
6.800%, 03/15/2032	760,000	1,011,536
MarkWest Energy Partners LP
6.500%, 08/15/2021	1,220,000	1,326,750

3

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Nabors Industries, Inc.
5.000%, 09/15/2020	$3,000,000	$3,300,504
Newfield Exploration Company
5.750%, 01/30/2022	885,000	962,438
Nexen, Inc.
5.875%, 03/10/2035	212,000	257,656
6.400%, 05/15/2037	2,625,000	3,357,942
Noble Holding International, Ltd.
4.900%, 08/01/2020	1,250,000	1,419,014
5.250%, 03/15/2042	500,000	541,446
6.200%, 08/01/2040	500,000	606,165
NuStar Logistics LP
4.750%, 02/01/2022	2,000,000	1,918,642
6.050%, 03/15/2013	248,000	250,252
7.900%, 04/15/2018	771,000	878,127
Offshore Group Investments, Ltd.
11.500%, 08/01/2015	541,000	595,100
ONEOK Partners LP
6.650%, 10/01/2036	1,245,000	1,548,377
Petro-Canada
6.050%, 05/15/2018	396,000	483,182
Petroleos Mexicanos
4.875%, 01/24/2022	710,000	802,300
Precision Drilling Corp.
6.625%, 11/15/2020	720,000	759,600
Regency Energy Partners LP
5.500%, 04/15/2023	820,000	861,000
Spectra Energy Capital LLC
6.200%, 04/15/2018	1,895,000	2,310,797
6.750%, 02/15/2032	511,000	642,163
Suncor Energy, Inc.
6.100%, 06/01/2018	760,000	929,270
Talisman Energy, Inc.
6.250%, 02/01/2038	1,150,000	1,381,671
Targa Resources Partners LP
6.375%, 08/01/2022 (S)	710,000	770,350
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	685,000	826,310
TransCanada Pipelines, Ltd.
7.125%, 01/15/2019	400,000	516,136
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month
LIBOR + 2.210%)
05/15/2067	1,840,000	1,977,306
Transocean, Inc.
6.000%, 03/15/2018	1,000,000	1,165,118
6.375%, 12/15/2021	500,000	603,729
6.800%, 03/15/2038	2,000,000	2,413,682
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)	565,000	597,488
W&T Offshore, Inc.
8.500%, 06/15/2019 (S)	320,000	336,000
Weatherford International, Inc.
6.800%, 06/15/2037	410,000	443,843
Weatherford International, Ltd.
6.500%, 08/01/2036	1,100,000	1,161,156
Williams Partners LP
7.250%, 02/01/2017	1,806,000	2,201,740
WPX Energy, Inc.
6.000%, 01/15/2022	945,000	1,011,150

		94,491,269
Financials - 15.9%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	1,955,000	2,067,616

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Aflac, Inc.
8.500%, 05/15/2019	$1,270,000	$1,733,071
Alfa Bank OJSC
7.750%, 04/28/2021 (S)	375,000	410,625
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	490,000	579,619
American Express Bank FSB
6.000%, 09/13/2017	805,000	975,843
American Express Company
7.000%, 03/19/2018	305,000	389,656
American International Group, Inc.
3.800%, 03/22/2017	1,680,000	1,809,066
5.850%, 01/16/2018	1,100,000	1,286,891
6.250%, 03/15/2037	1,700,000	1,738,250
6.400%, 12/15/2020	1,500,000	1,837,914
8.250%, 08/15/2018	680,000	884,275
Aon Corp.
8.205%, 01/01/2027	820,000	1,036,665
Assurant, Inc.
5.625%, 02/15/2014	209,000	217,891
AvalonBay Communities, Inc.
5.700%, 03/15/2017	1,500,000	1,749,338
AXA SA
8.600%, 12/15/2030	820,000	1,019,030
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	355,000	334,588
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)	1,000,000	957,500
Banco de Credito del Peru
4.750%, 03/16/2016 (S)	540,000	575,100
Banco Santander Chile
5.375%, 12/09/2014 (S)	5,000	5,295
Bank of America Corp.
3.625%, 03/17/2016	1,250,000	1,325,760
5.000%, 05/13/2021	2,000,000	2,292,054
5.625%, 07/01/2020	1,000,000	1,179,872
5.650%, 05/01/2018	1,000,000	1,158,431
5.700%, 01/24/2022	1,500,000	1,823,357
5.750%, 12/01/2017	849,000	981,627
6.500%, 08/01/2016	840,000	975,549
7.625%, 06/01/2019	685,000	875,376
Bank of America NA
5.300%, 03/15/2017	485,000	542,090
6.000%, 10/15/2036	830,000	1,010,381
Bank of Ceylon
6.875%, 05/03/2017 (S)	775,000	829,250
Barclays Bank PLC
6.050%, 12/04/2017 (S)	1,885,000	2,064,895
10.179%, 06/12/2021 (S)	715,000	959,087
BB&T Corp.
3.200%, 03/15/2016	500,000	533,906
Boardwalk Pipelines LP
3.375%, 02/01/2023	1,150,000	1,131,287
Boston Properties LP
3.700%, 11/15/2018	1,577,000	1,711,072
BPCE SA (12.500% to 09/30/2019, then
3 month LIBOR + 12.980%)
09/30/2019 (Q)(S)	645,000	739,957
Brandywine Operating Partnership LP
5.700%, 05/01/2017	1,500,000	1,685,160
7.500%, 05/15/2015	990,000	1,115,452
BRE Properties, Inc.
5.500%, 03/15/2017	1,430,000	1,630,517

4

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Camden Property Trust
5.000%, 06/15/2015	$216,000	$234,548
Capital One Capital III
7.686%, 08/15/2036	1,700,000	1,708,398
Capital One Financial Corp.
3.150%, 07/15/2016	1,000,000	1,066,581
4.750%, 07/15/2021	1,500,000	1,732,821
6.150%, 09/01/2016	1,670,000	1,921,150
6.750%, 09/15/2017	550,000	678,115
CIT Group, Inc.
5.500%, 02/15/2019 (S)	1,000,000	1,065,000
Citigroup, Inc.
4.450%, 01/10/2017	1,350,000	1,497,558
4.500%, 01/14/2022	2,000,000	2,248,352
5.375%, 08/09/2020	2,000,000	2,358,638
5.850%, 12/11/2034	344,000	414,206
CNA Financial Corp.
6.500%, 08/15/2016	1,600,000	1,850,912
7.250%, 11/15/2023	1,420,000	1,763,444
CNO Financial Group, Inc.
6.375%, 10/01/2020 (S)	455,000	475,475
Colonial Realty LP
6.250%, 06/15/2014	211,000	224,755
CommonWealth REIT
6.250%, 06/15/2017	275,000	302,007
Corporacion Andina de Fomento
5.200%, 05/21/2013	214,000	218,063
CubeSmart LP
4.800%, 07/15/2022	800,000	877,980
DDR Corp.
4.625%, 07/15/2022	465,000	505,827
7.500%, 04/01/2017	2,555,000	3,074,237
7.875%, 09/01/2020	345,000	444,737
Discover Bank
7.000%, 04/15/2020	695,000	871,306
Discover Financial Services
5.200%, 04/27/2022	1,600,000	1,796,222
Dresdner Bank AG
7.250%, 09/15/2015	281,000	303,577
Entertainment Properties Trust
7.750%, 07/15/2020	920,000	1,071,116
ERP Operating LP
5.125%, 03/15/2016	1,670,000	1,865,275
5.750%, 06/15/2017	775,000	918,360
First Horizon National Corp.
5.375%, 12/15/2015	930,000	1,015,912
General Electric Capital Corp.
0.790%, 08/15/2036 (P)	1,570,000	1,210,035
4.375%, 09/16/2020	885,000	991,933
5.300%, 02/11/2021	485,000	561,350
5.450%, 01/15/2013	261,000	262,504
5.625%, 05/01/2018	1,335,000	1,590,203
5.875%, 01/14/2038	305,000	369,046
6.000%, 08/07/2019	970,000	1,185,681
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)	2,000,000	2,252,700
General Shopping Investments, Ltd.
(12.000% to 03/20/2017, then 5 Year
USGG + 11.052%)
03/20/2017 (Q)(S)	690,000	600,300

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR + 2.125%)
02/12/2067 (S)	$2,185,000	$1,955,575
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	1,875,000	2,122,348
Hartford Financial Services Group, Inc.
4.625%, 07/15/2013	8,000	8,176
5.500%, 03/30/2020	1,900,000	2,175,591
6.000%, 01/15/2019	581,000	675,317
6.625%, 03/30/2040	1,085,000	1,350,949
HBOS PLC
6.000%, 11/01/2033 (S)	1,400,000	1,263,486
HBOS PLC (5.375% to 11/01/2013, then
3 month LIBOR + 1.703%)
11/01/2013 (Q)(S)	22,000	12,399
HCP, Inc.
3.750%, 02/01/2019	1,250,000	1,323,306
Health Care REIT, Inc.
4.700%, 09/15/2017	500,000	557,391
4.950%, 01/15/2021	575,000	634,865
6.000%, 11/15/2013	215,000	225,183
6.125%, 04/15/2020	1,805,000	2,127,221
6.200%, 06/01/2016	720,000	823,824
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,118,979
6.500%, 01/17/2017	1,162,000	1,337,405
Host Hotels & Resorts LP
5.250%, 03/15/2022	1,155,000	1,267,613
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	1,310,000	1,369,921
5.750%, 11/16/2020 (S)	1,080,000	1,168,134
Intercorp Retail Trust
8.875%, 11/14/2018 (S)	385,000	435,050
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	650,000	752,375
Invesco Finance PLC
3.125%, 11/30/2022	1,150,000	1,152,800
iPayment, Inc.
10.250%, 05/15/2018	1,160,000	965,700
Jefferies Group, Inc.
5.125%, 04/13/2018	1,100,000	1,148,125
6.875%, 04/15/2021	570,000	631,275
8.500%, 07/15/2019	965,000	1,131,463
Jones Lang Lasalle, Inc.
4.400%, 11/15/2022	390,000	397,219
JPMorgan Chase & Company
3.150%, 07/05/2016	1,000,000	1,059,937
3.250%, 09/23/2022	2,000,000	2,066,892
4.250%, 10/15/2020	1,810,000	2,008,005
4.500%, 01/24/2022	1,300,000	1,469,640
6.000%, 01/15/2018	2,385,000	2,845,233
6.300%, 04/23/2019	1,267,000	1,564,888
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	1,360,000	1,536,392
Kimco Realty Corp.
6.875%, 10/01/2019	545,000	675,676
Liberty Mutual Group, Inc.
6.500%, 05/01/2042 (S)	855,000	944,883
7.800%, 03/15/2037 (S)	1,670,000	1,853,700
Liberty Property LP
5.500%, 12/15/2016	1,500,000	1,711,053

5

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Lincoln National Corp.
6.250%, 02/15/2020	$1,000,000	$1,189,893
8.750%, 07/01/2019	1,870,000	2,479,904
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month
LIBOR + 2.040%)
04/20/2067	2,382,000	2,346,270
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	655,000	720,224
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	720,000	781,394
Markel Corp.
5.350%, 06/01/2021	1,500,000	1,655,211
Mattamy Group Corp.
6.500%, 11/15/2020 (S)	720,000	720,000
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	1,935,000	2,327,016
7.750%, 05/14/2038	740,000	966,066
Metropolitan Life Global Funding I
3.650%, 06/14/2018 (S)	1,500,000	1,652,955
5.125%, 04/10/2013 (S)	405,000	411,523
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,420,000	1,457,575
Moody’s Corp.
4.500%, 09/01/2022	825,000	881,750
Morgan Stanley
0.775%, 10/18/2016 (P)	830,000	784,138
4.875%, 11/01/2022	1,600,000	1,664,832
5.500%, 07/24/2020 to 07/28/2021	3,950,000	4,496,503
5.550%, 04/27/2017	2,340,000	2,588,145
5.625%, 09/23/2019	1,000,000	1,127,160
5.750%, 01/25/2021	1,835,000	2,094,979
5.950%, 12/28/2017	290,000	328,335
6.000%, 04/28/2015	1,000,000	1,089,608
6.375%, 07/24/2042	1,245,000	1,455,508
6.625%, 04/01/2018	140,000	163,003
7.300%, 05/13/2019	1,390,000	1,686,212
MPT Operating Partnership LP
6.375%, 02/15/2022	835,000	872,575
6.875%, 05/01/2021	680,000	737,800
Nationstar Mortgage LLC
7.875%, 10/01/2020 (S)	2,225,000	2,305,656
9.625%, 05/01/2019 (S)	915,000	1,016,738
10.875%, 04/01/2015	1,555,000	1,677,456
Nelnet, Inc.
3.737%, 09/29/2036 (P)	1,420,000	1,111,150
Nippon Life Insurance Company
5.000%, 10/18/2042 (S)	965,000	1,004,491
Nordea Bank AB
3.125%, 03/20/2017 (S)	2,200,000	2,342,545
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	873,000	962,421
PNC Financial Services Group, Inc.
2.854%, 11/09/2022	2,280,000	2,325,187
Post Apartment Homes LP
3.375%, 12/01/2022	670,000	676,600
ProLogis International Funding II
4.875%, 02/15/2020 (S)	2,465,000	2,509,760
ProLogis LP
4.500%, 08/15/2017	1,410,000	1,530,355
6.250%, 03/15/2017	2,380,000	2,744,233
7.625%, 08/15/2014	760,000	832,853
Prudential Financial, Inc.
4.750%, 04/01/2014	227,000	238,212
5.375%, 06/21/2020	700,000	821,237

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month
LIBOR + 4.175%)
09/15/2042	$1,370,000	$1,400,825
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	1,987,000	2,693,379
Rabobank NV
3.950%, 11/09/2022	550,000	556,939
Realogy Corp.
7.875%, 02/15/2019 (S)	470,000	498,200
Realty Income Corp.
3.250%, 10/15/2022	2,270,000	2,242,330
5.375%, 09/15/2017	1,250,000	1,450,064
5.950%, 09/15/2016	560,000	645,422
Reckson Operating Partnership LP
6.000%, 03/31/2016	1,500,000	1,653,393
Regions Financial Corp.
7.750%, 11/10/2014	1,140,000	1,256,850
Rivers Pittsburgh Borrower LP
9.500%, 06/15/2019 (S)	445,000	477,263
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	1,030,000	1,053,882
6.125%, 12/15/2022 (C)	470,000	481,440
Santander Holdings USA, Inc.
4.625%, 04/19/2016	310,000	329,329
Sberbank of Russia
6.125%, 02/07/2022 (S)	800,000	895,184
Simon Property Group LP
5.750%, 12/01/2015	530,000	599,404
SL Green Realty Corp.
7.750%, 03/15/2020	1,335,000	1,613,951
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)	663,000	709,410
SunTrust Banks, Inc.
3.500%, 01/20/2017	1,000,000	1,080,198
Svenska Handelsbanken AB
2.875%, 04/04/2017	1,485,000	1,573,623
Swedbank AB
2.125%, 09/29/2017 (S)	1,420,000	1,440,661
Symetra Financial Corp.
6.125%, 04/01/2016 (S)	350,000	380,759
Synovus Financial Corp.
7.875%, 02/15/2019	530,000	583,000
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	1,455,000	2,008,364
The Bear Stearns Companies LLC
7.250%, 02/01/2018	1,325,000	1,652,466
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	900,000	1,033,713
The Chubb Corp. (6.375% until
04/15/2017, then 3 month
LIBOR + 2.250%)
03/29/2067	1,710,000	1,823,288
The Chuo Mitsui Trust & Banking
Company, Ltd. (5.506% to 04/15/2015,
then 3 month LIBOR + 2.490%)
04/15/2015 (Q)(S)	150,000	160,500
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	745,000	851,286
5.375%, 03/15/2020	1,000,000	1,144,633

6

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (continued)
5.500%, 11/15/2014	$447,000	$482,030
5.750%, 01/24/2022	3,110,000	3,688,827
5.950%, 01/18/2018	750,000	867,812
6.000%, 05/01/2014	645,000	688,671
6.150%, 04/01/2018	3,030,000	3,538,646
6.750%, 10/01/2037	1,750,000	1,943,856
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	370,000	418,790
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	575,000	636,305
UBS AG
7.625%, 08/17/2022	1,370,000	1,503,620
Unum Group
7.125%, 09/30/2016	990,000	1,170,911
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	1,270,000	1,423,016
USB Realty Corp.
1.487%, 01/15/2017 (P)(Q)(S)	1,125,000	967,613
Ventas Realty LP
4.000%, 04/30/2019	1,060,000	1,140,201
4.750%, 06/01/2021	2,015,000	2,237,228
Vornado Realty LP
4.250%, 04/01/2015	2,170,000	2,294,206
5.000%, 01/15/2022	1,250,000	1,383,226
VTB Bank OJSC (9.500% to 12/06/2022,
then 10 Year U.S. Treasury + 8.067%)
12/06/2022 (Q)(S)	1,000,000	1,028,173
W.R. Berkley Corp.
5.600%, 05/15/2015	915,000	994,243
6.150%, 08/15/2019	14,000	16,011
Wachovia Bank NA
5.850%, 02/01/2037	1,055,000	1,341,232
Wachovia Corp.
5.750%, 06/15/2017	1,060,000	1,259,659
WEA Finance LLC
4.625%, 05/10/2021 (S)	1,000,000	1,115,815
6.750%, 09/02/2019 (S)	810,000	1,002,134
Weingarten Realty Investors
3.375%, 10/15/2022	2,705,000	2,707,010
Weyerhaeuser Company
7.375%, 03/15/2032	1,865,000	2,380,538
White Mountains Re Group, Ltd. (7.506%
to 06/30/2017, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	3,235,000	3,333,409
Willis Group Holdings PLC
5.750%, 03/15/2021	2,485,000	2,832,661
Willis North America, Inc.
7.000%, 09/29/2019	1,315,000	1,577,264
XL Group PLC., Series E (6.500% to
04/15/2017, then 3 month
LIBOR + 2.458%)
04/15/2017 (Q)	2,288,000	2,072,928
Xstrata Finance Canada, Ltd.
4.000%, 10/25/2022 (S)	1,650,000	1,669,328

		270,352,218
Health Care - 1.4%
AbbVie, Inc.
2.900%, 11/06/2022 (S)	1,340,000	1,367,158
4.400%, 11/06/2042 (S)	2,000,000	2,115,684
Alere, Inc.
7.250%, 07/01/2018 (S)(C)	1,080,000	1,082,700
7.875%, 02/01/2016	940,000	986,060

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Alere, Inc. (continued)
8.625%, 10/01/2018	$620,000	$629,300
Allergan, Inc.
5.750%, 04/01/2016	400,000	462,524
BioScrip, Inc.
10.250%, 10/01/2015	630,000	674,100
Catalent Pharma Solutions, Inc.
7.875%, 10/15/2018 (S)	415,000	419,150
9.500%, 04/15/2015	347,475	355,728
Cigna Corp.
4.500%, 03/15/2021	1,000,000	1,121,180
6.150%, 11/15/2036	500,000	618,123
Community Health Systems, Inc.
7.125%, 07/15/2020	420,000	444,150
Coventry Health Care, Inc.
6.300%, 08/15/2014	420,000	455,220
Covidien International Finance SA
6.000%, 10/15/2017	610,000	744,685
DJO Finance LLC
9.875%, 04/15/2018 (S)	240,000	240,600
Endo Health Solutions, Inc.
7.250%, 01/15/2022	1,198,000	1,278,865
HCA, Inc.
7.500%, 02/15/2022	1,185,000	1,347,938
Medco Health Solutions, Inc.
7.125%, 03/15/2018	1,360,000	1,706,786
Merck & Company, Inc.
5.300%, 12/01/2013	218,000	228,755
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)	1,240,000	1,271,000
Teva Pharmaceutical
Finance Company LLC
5.550%, 02/01/2016	170,000	192,413
6.150%, 02/01/2036	170,000	226,685
UnitedHealth Group, Inc.
4.875%, 02/15/2013	225,000	226,878
5.375%, 03/15/2016	15,000	17,054
5.700%, 10/15/2040	1,500,000	1,829,514
5.800%, 03/15/2036	115,000	141,097
Valeant Pharmaceuticals International
6.875%, 12/01/2018 (S)	765,000	827,156
Watson Pharmaceuticals, Inc.
3.250%, 10/01/2022	500,000	513,859
WellPoint, Inc.
3.300%, 01/15/2023	1,500,000	1,541,910
5.000%, 12/15/2014	208,000	225,317
6.375%, 06/15/2037	415,000	529,568
Wyeth LLC
5.500%, 03/15/2013	670,000	679,190

		24,500,347
Industrials - 4.0%
Aeropuertos Dominicanos Siglo XXI SA
9.250%, 11/13/2019 (S)	935,000	957,440
Air Lease Corp.
4.500%, 01/15/2016 (S)	295,000	297,213
5.625%, 04/01/2017	290,000	303,050
Aircastle, Ltd.
6.250%, 12/01/2019 (S)	695,000	708,900
6.750%, 04/15/2017	435,000	460,013
7.625%, 04/15/2020	430,000	467,625
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	428,273	459,322

7

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)	$2,457,869	$2,531,605
Avis Budget Car Rental LLC
8.250%, 01/15/2019	340,000	376,125
Bombardier, Inc.
7.750%, 03/15/2020 (S)	610,000	684,725
Casella Waste Systems, Inc.
7.750%, 02/15/2019 (S)	1,150,000	1,106,875
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	870,000	1,047,464
5.500%, 03/15/2016	405,000	466,825
7.150%, 02/15/2019	450,000	592,793
Coleman Cable, Inc.
9.000%, 02/15/2018	825,000	879,656
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	814,015	879,137
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	387,513	412,702
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	396,729	438,386
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 04/02/2018	57,299	61,023
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	1,359,780	1,519,554
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	362,651	394,383
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020	640,000	678,400
CSX Corp.
7.375%, 02/01/2019	727,000	930,588
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 01/02/2023	2,020,919	2,223,011
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	2,022,631	2,266,358
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	289,698	321,564
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	852,265	933,230
Ducommun, Inc.
9.750%, 07/15/2018	170,000	180,625
Dun & Bradstreet Corp.
3.250%, 12/01/2017	685,000	690,074
Embraer Overseas, Ltd.
6.375%, 01/15/2020	890,000	1,027,950
Empresas ICA SAB de CV
8.375%, 07/24/2017 (S)	375,000	395,625
ERAC USA Finance LLC
3.300%, 10/15/2022 (S)	2,000,000	2,005,640
Garda World Security Corp.
9.750%, 03/15/2017 (S)	240,000	252,600
General Electric Co
2.700%, 10/09/2022	1,400,000	1,425,995

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
General Electric Company
4.125%, 10/09/2042	$665,000	$691,942
5.000%, 02/01/2013	247,000	248,780
H&E Equipment Services, Inc.
7.000%, 09/01/2022 (S)	625,000	659,375
HD Supply, Inc.
8.125%, 04/15/2019 (S)	560,000	631,400
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021	1,220,000	1,319,125
Iron Mountain, Inc.
5.750%, 08/15/2024	930,000	927,675
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	1,095,000	1,193,550
Masco Corp.
5.850%, 03/15/2017	705,000	771,481
7.125%, 03/15/2020	840,000	984,236
Navios South American Logistics, Inc.
9.250%, 04/15/2019	1,305,000	1,246,275
Northwest Airlines 2002-1 Class G-2 Pass
Through Trust
6.264%, 11/20/2021	384,301	407,359
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019	714,777	787,112
Odebrecht Finance, Ltd.
6.000%, 04/05/2023 (S)	836,000	961,400
7.125%, 06/26/2042 (S)	1,420,000	1,643,650
7.500%, 09/14/2015 (Q)(S)	620,000	666,500
Owens Corning
4.200%, 12/15/2022	2,555,000	2,588,371
Parker Hannifin Corp.
5.500%, 05/15/2018	1,000,000	1,207,898
Penske Truck Leasing Company LP
3.750%, 05/11/2017 (S)	1,365,000	1,399,301
Ply Gem Industries, Inc.
9.375%, 04/15/2017 (S)	245,000	258,475
Steelcase, Inc.
6.375%, 02/15/2021	1,350,000	1,450,671
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)	3,835,000	3,337,010
Textron, Inc.
5.600%, 12/01/2017	1,076,000	1,188,560
7.250%, 10/01/2019	710,000	874,851
The Dun & Bradstreet Corp.
4.375%, 12/01/2022	1,700,000	1,707,927
The Hertz Corp.
6.750%, 04/15/2019	1,705,000	1,841,400
6.750%, 04/15/2019 (S)	180,000	194,400
Tutor Perini Corp.
7.625%, 11/01/2018	980,000	1,006,950
Tyco Electronics Group SA
4.875%, 01/15/2021	500,000	556,904
6.550%, 10/01/2017	730,000	874,209
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016	219,338	251,472
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	928,892	1,070,549
Union Pacific Corp.
4.163%, 07/15/2022	686,000	781,555
United Air Lines 2007-1 Class C Pass
Through Trust
2.984%, 07/02/2014 (P)	2,101,658	2,059,625

8

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	$817,363	$878,665
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	530,000	577,700
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	1,170,000	1,360,125
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	1,285,000	1,498,631

		68,481,585
Information Technology - 0.4%
Brightstar Corp.
9.500%, 12/01/2016 (S)	1,510,000	1,600,600
Computer Sciences Corp.
4.450%, 09/15/2022	695,000	705,100
Hewlett-Packard Company
4.375%, 09/15/2021	391,000	369,366
Lender Processing Services, Inc.
5.750%, 04/15/2023	1,075,000	1,122,031
Science Applications International Corp.
5.500%, 07/01/2033	825,000	855,581
XLIT, Ltd.
5.750%, 10/01/2021	1,000,000	1,189,017

		5,841,695
Materials - 2.8%
Alcoa, Inc.
5.720%, 02/23/2019	150,000	163,670
5.870%, 02/23/2022	650,000	692,979
Allegheny Technologies, Inc.
5.950%, 01/15/2021	390,000	434,613
9.375%, 06/01/2019	760,000	973,100
American Gilsonite Company
11.500%, 09/01/2017 (S)	930,000	962,550
ArcelorMittal
6.000%, 03/01/2021	1,000,000	997,579
6.750%, 02/25/2022	1,000,000	1,040,488
10.350%, 06/01/2019	875,000	1,034,985
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)	760,000	790,400
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	1,760,000	1,984,400
Building Materials Corp. of America
6.750%, 05/01/2021 (S)	560,000	613,200
Cemex Finance LLC
9.375%, 10/12/2022 (S)	365,000	393,288
CF Industries, Inc.
7.125%, 05/01/2020	1,800,000	2,273,873
Commercial Metals Company
7.350%, 08/15/2018	820,000	883,550
Consolidated Container Company LLC
10.125%, 07/15/2020 (S)	995,000	1,059,675
Corporacion Nacional del Cobre de Chile
5.500%, 10/15/2013 (S)	209,000	216,122
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,113,655
Edgen Murray Corp.
8.750%, 11/01/2020 (S)	990,000	990,000
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 to 04/01/2022 (S)	1,660,000	1,625,100
8.250%, 11/01/2019 (S)	425,000	434,563

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	$1,450,000	$1,736,571
7.250%, 06/01/2028	490,000	648,662
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	875,000	983,038
International Paper Company
9.375%, 05/15/2019	1,025,000	1,419,396
JMC Steel Group
8.250%, 03/15/2018 (S)	440,000	453,200
LyondellBasell Industries NV
5.000%, 04/15/2019	650,000	722,313
Magnesita Finance, Ltd.
8.625%, 04/05/2017 (Q)(S)	1,120,000	1,156,158
Metinvest BV
8.750%, 02/14/2018 (S)	1,170,000	1,112,670
Nufarm Australia, Ltd.
6.375%, 10/15/2019 (S)	555,000	574,425
Polymer Group, Inc.
7.750%, 02/01/2019	275,000	294,250
Pretium Packaging LLC
11.500%, 04/01/2016	410,000	423,325
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	1,105,000	1,102,238
Rio Tinto Alcan, Inc.
5.000%, 06/01/2015	6,000	6,577
Severstal Columbus LLC
10.250%, 02/15/2018	225,000	234,563
Southern Copper Corp.
5.250%, 11/08/2042	1,150,000	1,123,823
SunCoke Energy, Inc.
7.625%, 08/01/2019	645,000	664,350
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)	1,115,000	1,204,200
Temple-Inland, Inc.
6.625%, 01/15/2018	1,910,000	2,311,472
The Dow Chemical Company
3.000%, 11/15/2022	1,730,000	1,721,709
4.125%, 11/15/2021	1,700,000	1,850,052
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018	1,010,000	775,175
Vale Overseas, Ltd.
6.875%, 11/10/2039	580,000	732,439
Valspar Corp.
4.200%, 01/15/2022	1,000,000	1,083,374
Vulcan Materials Company
7.500%, 06/15/2021	310,000	350,300
Walter Energy, Inc.
9.875%, 12/15/2020 (S)	935,000	972,400
Westvaco Corp.
7.950%, 02/15/2031	1,905,000	2,501,810
Xstrata Canada Financial Corp.
3.600%, 01/15/2017 (S)	1,500,000	1,578,584
4.950%, 11/15/2021 (S)	1,100,000	1,179,773

		47,594,637
Telecommunication Services - 2.5%
American Tower Corp.
4.700%, 03/15/2022	1,200,000	1,324,588
5.900%, 11/01/2021	1,500,000	1,794,158
AT&T, Inc.
5.100%, 09/15/2014	16,000	17,256
5.350%, 09/01/2040	257,000	298,430
5.550%, 08/15/2041	800,000	957,328
5.600%, 05/15/2018	500,000	605,971
5.625%, 06/15/2016	12,000	13,870

9

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
AT&T, Inc. (continued)
6.300%, 01/15/2038		$500,000	$640,436
6.450%, 06/15/2034		580,000	748,734
BellSouth Corp.
6.000%, 11/15/2034		820,000	933,950
6.550%, 06/15/2034		420,000	511,284
CenturyLink, Inc.
5.800%, 03/15/2022		1,395,000	1,473,100
6.450%, 06/15/2021		980,000	1,076,519
7.600%, 09/15/2039		1,850,000	1,913,681
7.650%, 03/15/2042		1,000,000	1,041,403
Cincinnati Bell, Inc.
8.750%, 03/15/2018		875,000	883,750
Clearwire Communications LLC
12.000%, 12/01/2015 (S)		970,000	1,023,350
Crown Castle Towers LLC
4.174%, 08/15/2017 (S)		2,000,000	2,208,078
4.883%, 08/15/2020 (S)		1,845,000	2,101,689
6.113%, 01/15/2020 (S)		1,330,000	1,617,063
Deutsche Telekom
International Finance BV
6.750%, 08/20/2018		870,000	1,094,095
8.750%, 06/15/2030		227,000	341,155
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)		650,000	690,625
Digicel, Ltd.
7.000%, 02/15/2020 (S)		320,000	338,400
Embarq Corp.
7.995%, 06/01/2036		2,082,000	2,267,208
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)		1,660,000	1,763,552
7.628%, 06/15/2016 (S)		2,020,000	2,095,891
GTP Towers Issuer LLC
8.112%, 02/15/2015 (S)		2,120,000	2,215,008
Oi SA
9.750%, 09/15/2016 (S)	BRL	1,950,000	961,403
PAETEC Holding Corp.
9.875%, 12/01/2018		$907,000	1,022,643
SBA Tower Trust
2.933%, 12/15/2017 (S)		1,220,000	1,274,288
5.101%, 04/17/2017 (S)		940,000	1,064,318
Sprint Capital Corp.
6.875%, 11/15/2028		900,000	927,000
8.750%, 03/15/2032		685,000	813,438
Telecom Italia Capital SA
7.200%, 07/18/2036		960,000	974,400
Verizon Communications, Inc.
6.100%, 04/15/2018		910,000	1,127,060
6.900%, 04/15/2038		450,000	639,876
Verizon New York, Inc.
7.000%, 12/01/2033		735,000	767,106
West Corp.
11.000%, 10/15/2016		1,065,000	1,112,925

			42,675,029
Utilities - 2.6%
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)		2,385,000	2,608,303
American Electric Power Company, Inc.
5.250%, 06/01/2015		210,000	233,126
American Water Capital Corp.
6.085%, 10/15/2017		600,000	712,737
Appalachian Power Company
5.800%, 10/01/2035		39,000	47,424
7.000%, 04/01/2038		425,000	580,245

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Arizona Public Service Company
5.500%, 09/01/2035	$222,000	$263,849
Beaver Valley II Funding
9.000%, 06/01/2017	943,000	962,699
BVPS II Funding Corp.
8.890%, 06/01/2017	195,000	215,255
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	10,000	14,418
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	202,000	231,234
CenterPoint Energy, Inc.
6.500%, 05/01/2018	1,000,000	1,226,117
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)	725,000	783,000
CMS Energy Corp.
5.050%, 03/15/2022	1,165,000	1,292,685
Commonwealth Edison Company
5.800%, 03/15/2018	2,485,000	3,024,074
Dominion Resources, Inc.
5.000%, 03/15/2013	575,000	582,458
DPL, Inc.
7.250%, 10/15/2021	1,575,000	1,661,625
Entergy Corp.
4.700%, 01/15/2017	1,000,000	1,095,339
Exelon Generation Company LLC
5.600%, 06/15/2042 (S)	923,000	992,428
6.250%, 10/01/2039	510,000	590,706
FirstEnergy Corp.
7.375%, 11/15/2031	676,000	885,538
GDF Suez
2.875%, 10/10/2022 (S)	1,020,000	1,022,931
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%)
12/01/2066	1,980,000	2,088,900
Ipalco Enterprises, Inc.
5.000%, 05/01/2018	1,395,000	1,436,850
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	1,195,000	1,266,075
Michigan Consolidated Gas Company
5.700%, 03/15/2033	14,000	16,946
NextEra Energy Capital Holdings, Inc.
(6.350% to 10/31/2016, then 3 month
LIBOR + 2.068%)
10/01/2066	650,000	695,500
NRG Energy, Inc.
7.625%, 01/15/2018	1,190,000	1,314,950
8.250%, 09/01/2020	1,085,000	1,204,350
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	1,650,000	1,789,542
Pacific Gas & Electric Company
8.250%, 10/15/2018	455,000	621,851
Peco Energy Company
5.350%, 03/01/2018	1,000,000	1,212,470
PNM Resources, Inc.
9.250%, 05/15/2015	1,766,000	2,022,070
PNPP II Funding Corp.
9.120%, 05/30/2016	114,000	117,176
PPL Capital Funding, Inc.
3.500%, 12/01/2022	1,530,000	1,560,193
PPL Capital Funding, Inc. (6.700% to
03/30/2017, then 3 month
LIBOR + 2.665%)
03/30/2067	1,285,000	1,359,145

10

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
PSEG Power LLC
5.000%, 04/01/2014	$214,000	$226,674
8.625%, 04/15/2031	214,000	318,118
Public Service Company of New Mexico
7.950%, 05/15/2018	1,000,000	1,215,618
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	153,595	150,949
San Diego Gas & Electric Company
6.125%, 09/15/2037	1,000,000	1,400,467
Sierra Pacific Power Company
6.000%, 05/15/2016	840,000	978,492
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	845,000	919,825
SPI Electricity & Gas Australia
Holdings Pty, Ltd.
6.150%, 11/15/2013 (S)	16,000	16,591
TransAlta Corp.
6.650%, 05/15/2018	580,000	668,659
Virginia Electric and Power Company
6.000%, 01/15/2036	620,000	828,071
W3A Funding Corp.
8.090%, 01/02/2017	1,143,832	1,172,256
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%)
05/15/2067	1,075,000	1,161,000

		44,788,929

TOTAL CORPORATE BONDS (Cost $640,640,257)		$698,642,413

CAPITAL PREFERRED SECURITIES - 1.0%
Financials - 1.0%
Allfirst Preferred Capital Trust
1.840%, 07/15/2029 (P)	310,000	240,584
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month
LIBOR + 1.368%)
04/15/2037	2,145,000	2,150,363
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035	1,650,000	1,629,375
Lloyds TSB Group PLC (6.413% to
10/01/2035, then 3 month
LIBOR + 1.496%)
10/01/2035 (Q)(S)	1,585,000	1,311,588
MetLife Capital Trust X (9.250% to
04/08/2038, then 3 month
LIBOR + 5.540%)
04/08/2038 (S)	855,000	1,179,900
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	525,000	590,436
PNC Preferred Funding Trust III (8.700%
to 03/15/2013, then 3 month
LIBOR + 5.226%)
03/15/2013 (Q)(S)	2,220,000	2,241,134
Regions Financing Trust II (6.625% to
05/15/2027, then 3 month
LIBOR + 1.290%)
05/15/2047	680,000	679,026

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
Sovereign Capital Trust VI
7.908%, 06/13/2036	$1,125,000	$1,170,000
State Street Capital Trust IV
1.309%, 06/15/2037 (P)	2,335,000	1,803,792
SunTrust Preferred Capital I
4.000%, 01/14/2013 (P)(Q)	102,000	83,130
USB Capital IX
3.500%, 01/14/2013 (P)(Q)	1,525,000	1,369,679
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	960,000	1,022,400
ZFS Finance USA Trust V
6.500%, 05/09/2037 (P)(S)	1,385,000	1,478,488

		16,949,895

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $15,960,503)		$16,949,895

CONVERTIBLE BONDS - 0.1%
Consumer Discretionary - 0.0%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	293,000	481,802
Industrials - 0.1%
US Airways Group, Inc.
7.250%, 05/15/2014	190,000	548,388

TOTAL CONVERTIBLE BONDS (Cost $504,874)		$1,030,190

TERM LOANS (M) - 0.3%
Consumer Discretionary - 0.1%
CCM Merger, Inc.
6.000%, 03/01/2017	391,695	391,939
Kalispel Tribal Economic Authority
7.500%, 02/24/2017	1,286,363	1,267,068
Landry’s, Inc.
6.500%, 04/24/2018	398,000	401,582

		2,060,589
Financials - 0.1%
iStar Financial, Inc.
5.750%, 09/28/2017	363,923	363,809
Walter Investment Management Corp.,
TBD
11/15/2017 (T)	550,000	550,347

		914,156
Industrials - 0.1%
Delta Air Lines, Inc., TBD
10/18/2018 (T)	800,000	803,000
Materials - 0.0%
FMG Finance PTY, Ltd.
5.250%, 10/18/2017	770,000	771,925

TOTAL TERM LOANS (Cost $4,510,413)		$4,549,670

MUNICIPAL BONDS - 0.2%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	540,000	801,760
State of California 7.600%, 11/01/2040	405,000	596,601
State of Illinois 5.100%, 06/01/2033	1,055,000	1,070,424
The George Washington University
(District of Columbia)
5.095%, 09/15/2032 (P)	1,110,000	1,123,309

TOTAL MUNICIPAL BONDS (Cost $3,088,157)		$3,592,094

11

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 20.0%
Commercial & Residential - 13.5%
American Home Mortgage Assets LLC,
Series 2006-6, Class XP IO
2.172%, 12/25/2046	$14,967,940	$1,379,350
American Home Mortgage Assets LLC,,
Series 2006-6, Class A1A
0.398%, 12/25/2046 (P)	371,721	230,755
American Home Mortgage
Investment Trust, Series 2004-4,
Class 5A 2.540%, 02/25/2045 (P)	285,556	275,148
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037 (S)	1,735,000	1,780,710
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	1,695,000	1,739,750
Americold 2010 LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	750,000	913,531
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	3,330,000	4,074,242
Banc of America
Commercial Mortgage Trust, Inc.
Series 2005-5, Class XC IO,
0.223%, 10/10/2045 (S)	62,698,936	201,013
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	50,846	54,426
Series 2007-3, Class AMF,
5.317%, 06/10/2049	1,100,000	1,169,027
Series 2007-1, Class A3,
5.449%, 01/15/2049	1,048,602	1,078,354
Series 2007-2, Class A2,
5.634%, 04/10/2049 (P)	874,084	892,915
Series 2006-4, Class AM,
5.675%, 07/10/2046	2,500,000	2,804,935
Series 2007-3, Class AM,
5.802%, 06/10/2049 (P)	1,000,000	1,069,946
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	2,295,000	2,634,655
Series 2006-2, Class AM,
5.951%, 05/10/2045 (P)	1,440,000	1,606,935
Series 2007-4, Class AM,
5.987%, 02/10/2051 (P)	1,000,000	1,097,950
Bayview Commercial Asset Trust,
Series 2008-1, Class A4
1.708%, 01/25/2038 (S)	2,240,000	1,166,679
Bear Stearns Alt-A Trust
Series 2005-1, Class A1,
0.768%, 01/25/2035 (P)	1,808,924	1,701,418
Series 2004-12, Class 1A1,
0.908%, 01/25/2035 (P)	1,786,771	1,707,284
Bear Stearns Asset
Backed Securities Trust
Series 2004-AC5, Class A1,
5.250%, 10/25/2034	1,072,170	1,107,735
Series 2003-AC4, Class A,
5.500%, 09/25/2033	4,719	4,877
Bear Stearns Commercial Mortgage
Securities, Series 2007-PW17, Class AJ
6.089%, 06/11/2050 (P)	1,120,000	935,596
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2004-PWR6, Class X1 IO,
0.270%, 11/11/2041 (S)	43,845,670	623,836
Series 2005-PWR8, Class X1 IO,
0.300%, 06/11/2041 (S)	56,773,759	774,791

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Commercial Mortgage
Securities, Inc. (continued)
Series 2004-T16, Class X1 IO,
0.313%, 02/13/2046 (S)	$420,607	$5,380
Series 2006-T24, Class X2 IO,
0.623%, 10/12/2041 (S)	17,535,390	75,279
Series 2004-PWR5, Class X1 IO,
1.035%, 07/11/2042 (S)	315,301	4,724
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.418%, 12/25/2036 (P)	1,311,786	766,143
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class XA IO
1.659%, 04/15/2044 (S)	13,287,147	775,704
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.921%, 03/15/2049 (P)	2,525,000	2,898,700
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1,
Class C 5.393%, 07/15/2044 (P)	545,000	512,096
Commercial Mortgage Pass
Through Certificates
Series 2012-CR2, Class XA IO,
2.137%, 08/15/2045	18,321,189	2,346,779
Series 2012-LC4, Class XA IO,
2.705%, 12/10/2044 (S)	6,211,402	972,687
Series 2003-LB1A, Class A2,
4.084%, 06/10/2038	261,153	264,092
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	1,090,000	1,218,745
Series 2012-LC4, Class C,
5.824%, 12/10/2044 (P)	755,000	841,758
Series 2007-C9, Class A4,
5.994%, 12/10/2049 (P)	3,325,000	3,970,825
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2004-HYB2,
Class 4A 2.592%, 07/20/2034 (P)	684,343	694,432
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2005-C1, Class AX IO,
0.514%, 02/15/2038 (S)	66,565,827	426,820
Series 2005-C1, Class A3,
4.813%, 02/15/2038	198,798	204,035
Credit Suisse Mortgage Capital
Certificates, Series 2006-C1, Class A3
5.587%, 02/15/2039 (P)	2,096,482	2,150,177
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	2,889,579	3,132,560
Series 2011-LC1A, Class A3,
5.002%, 11/10/2046 (S)	2,000,000	2,376,906
Extended Stay America Trust
Series 2010-ESHA, Class B,
4.221%, 11/05/2027 (S)	2,590,000	2,597,159
Series 2010-ESHA, Class C,
4.860%, 11/05/2027 (S)	1,000,000	1,002,973
First Horizon Alternative Mortgage
Securities, Series 2004-AA2, Class 2A1
2.563%, 08/25/2034 (P)	1,080,347	1,038,203
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class C,
4.270%, 05/05/2027 (S)	1,940,000	2,026,701
Series 2012-FBLU, Class D,
5.007%, 05/05/2027 (S)	1,395,000	1,473,692

12

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
FREMF Mortgage Trust
Series 2011-K11, Class B,
4.570%, 12/25/2048 (P)(S)	$875,000	$934,006
Series 2011-K10, Class B,
4.756%, 11/25/2049 (P)(S)	1,055,000	1,140,544
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO,
0.713%, 06/10/2048 (S)	1,012,889	9,632
Series 2005-C1, Class AJ,
4.826%, 06/10/2048 (P)	1,175,000	1,240,364
Series 2005-C3, Class A7A,
4.974%, 07/10/2045 (P)	2,500,000	2,753,408
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR2, Class 3A
3.563%, 08/19/2034 (P)	1,622,837	1,550,028
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class AM 6.064%, 07/10/2038 (P)	2,490,000	2,771,709
GS Mortgage Securities Corp. II
Series 2010-C2, Class XA IO,
0.855%, 12/10/2043 (S)	61,204,941	1,406,245
Series 2005-GG4, Class XC IO,
0.925%, 07/10/2039 (S)	1,495,855	21,762
Series 2011-ALF, Class XA1 IO,
3.566%, 02/10/2021 (S)	14,239,459	375,922
Series 2011-ALF, Class D,
4.209%, 02/10/2021 (S)	1,500,000	1,514,850
Series 2006-GG6, Class AM,
5.622%, 04/10/2038 (P)	3,000,000	3,295,761
Series 2007-GG10, Class A4,
5.983%, 08/10/2045 (P)	2,000,000	2,293,794
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1,
2.614%, 09/25/2035 (P)	1,864,270	1,827,388
Series 2004-9, Class B1,
3.273%, 08/25/2034 (P)	272,898	114,984
Series 2006-AR1, Class 3A1,
3.889%, 01/25/2036 (P)	585,169	534,721
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	5,945,349	42,212
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	7,069,262	50,192
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	8,287,308	58,840
Series 2005-11, Class X IO,
2.023%, 08/19/2045	5,502,525	232,757
Series 2004-11, Class X1 IO,
2.034%, 01/19/2035	10,051,185	760,412
Series 2005-8, Class 1X IO,
2.172%, 09/19/2035	6,590,073	435,567
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.636%, 10/25/2036	23,665,285	1,275,086
Series 2005-AR18, Class 1X IO,
1.988%, 10/25/2036	17,402,606	1,284,138
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2011-C3A, Class XA IO,
1.512%, 02/15/2046 (S)	27,066,233	1,665,683
Series 2012-HSBC Class XA IO,
1.582%, 07/05/2032 (S)	28,405,000	3,338,951
Series 2011-C4, Class XA IO,
1.775%, 07/15/2046 (S)	35,554,441	2,525,112

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2005-LDP2, Class A3,
4.697%, 07/15/2042	$1,115,946	$1,120,945
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	1,830,000	1,994,738
Series 2005-LDP3, Class A4B,
4.996%, 08/15/2042 (P)	2,360,000	2,559,960
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	931,262	951,433
Series 2005-LDP5, Class A4,
5.200%, 12/15/2044 (P)	2,025,000	2,264,329
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	432,073	434,384
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,250,000	1,428,198
Series 2006-LDP9, Class AM,
5.372%, 05/15/2047	1,300,000	1,353,973
Series 2005-LDP5, Class A3,
5.397%, 12/15/2044 (P)	5,100,000	5,266,352
Series 2005-LDP5, Class AM,
5.410%, 12/15/2044 (P)	5,230,000	5,774,009
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	4,000,000	4,629,924
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	2,670,000	2,995,833
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	3,350,000	3,867,930
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	845,000	877,789
Series 2007-LDPX Class AM,
5.464%, 01/15/2049 (P)	1,500,000	1,565,739
Series 2005-LDP5, Class G,
5.523%, 12/15/2044 (P)(S)	1,000,000	644,745
Series 2006-LDP7, Class AM,
6.065%, 04/15/2045 (P)	2,330,000	2,636,108
Series 2007-LD12, Class AM,
6.227%, 02/15/2051 (P)	1,000,000	1,094,120
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.964%, 02/15/2040 (S)	457,550	7,427
Series 2004-C1, Class XCL IO,
1.043%, 01/15/2036 (S)	21,449,825	205,039
Series 2005-C2, Class A5,
5.150%, 04/15/2030 (P)	1,500,000	1,646,378
Series 2005-C2 AJ,
5.205%, 04/15/2030 (P)	1,000,000	1,056,917
Series 2006-C6, Class AM,
5.413%, 09/15/2039	3,060,000	3,434,363
Series 2007-C2, Class A3,
5.430%, 02/15/2040	3,470,000	4,002,687
Series 2007-C1, Class AM,
5.455%, 02/15/2040	2,365,000	2,628,896
Series 2006-C4, Class A4,
6.063%, 06/15/2038 (P)	2,873,000	3,316,539
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.665%, 04/21/2034 (P)	520,475	525,359
Series 2004-8, Class 5A1,
2.755%, 08/25/2034 (P)	409,593	408,813
Mastr Alternative Loans Trust,
Series 2004-4, Class 8A1
6.500%, 05/25/2034	1,284,352	1,370,794

13

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage Investors Trust
Series 2006-3, Class 2A1,
2.694%, 10/25/2036 (P)	$1,897,869	$1,893,630
Series 2007-3, Class M1,
3.416%, 09/25/2037 (P)	486,991	248,540
Series 2007-3, Class M2,
3.416%, 09/25/2037 (P)	101,491	13,386
Series 2007-3, Class M3,
3.416%, 09/25/2037 (P)	39,459	1,311
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO,
0.180%, 07/12/2038 (S)	161,979,084	859,947
Series 2006-C2, Class X IO,
0.542%, 08/12/2043 (S)	18,716,292	199,984
Series 2008-C1, Class X IO,
0.632%, 02/12/2051 (S)	70,536,014	1,400,634
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	31,988	34,052
Series 2007-C1, ClassAM,
6.041%, 06/12/2050 (P)	1,220,000	1,199,047
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class AM,
5.419%, 08/12/2048	2,740,000	2,803,960
Series 2006-2, Class A4,
6.096%, 06/12/2046 (P)	2,930,000	3,389,304
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2012-C5, Class XA IO,
2.096%, 08/15/2045 (S)	19,425,259	2,207,312
Series 2012-C6, Class XA,
2.352%, 11/15/2045 (S)	14,985,562	1,940,375
Morgan Stanley Capital I Trust
Series 2005-T17, Class X1 IO,
0.249%, 12/13/2041 (S)	1,136,559	12,281
Series 2005-IQ9, Class X1 IO,
1.207%, 07/15/2056 (S)	538,768	13,038
Series 2011-C3, Class XA IO,
1.534%, 07/15/2049 (S)	21,960,457	1,295,623
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,544,209
Series 2005-IQ9, Class A3,
4.540%, 07/15/2056	1,779,201	1,798,323
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	403,720	406,979
Series 2006-HQ10, Class AM,
5.360%, 11/12/2041	1,750,000	1,941,807
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	3,280,000	3,787,606
Series 2006-HQ8, Class AM,
5.647%, 03/12/2044 (P)	2,945,000	3,241,676
Series 2007-IQ14, Class AM,
5.882%, 04/15/2049 (P)	2,410,000	2,352,596
Series 2006-T23, Class A4,
5.995%, 08/12/2041 (P)	630,000	733,309
Motel 6 Trust, Series 2012-MTL6,
Class D 3.781%, 10/05/2025 (S)	4,755,000	4,770,473
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO,
2.421%, 12/25/2045	15,566,176	949,537
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	5,811	5,730
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.408%, 05/20/2035 (P)	4,227	3,682

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Springleaf Mortgage Loan Trust
Series 2012-2A, Class A,
2.220%, 10/25/2057 (P)(S)	$1,461,477	$1,476,091
Series 2012-3A, Class M1,
2.660%, 12/25/2059 (P)(S)	810,000	810,914
Structured Asset Securities Corp.,
Series 2003-6A, Class B1
2.958%, 03/25/2033 (P)	878,296	468,370
Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A
1.908%, 03/25/2044 (P)	1,873,302	1,837,141
Timberstar Trust, Series 2006-1A, Class A
5.668%, 10/15/2036 (S)	900,000	1,014,020
UBS Commercial Mortgage Trust
Series 2012-C1, Class B,
4.822%, 05/10/2045	1,215,000	1,337,201
Series 2012-C1, Class C,
5.720%, 05/10/2045 (P)(S)	815,000	897,759
UBS-Barclays Commercial
Mortgage Trust, Series 2012-C2,
Class XA IO 1.987%, 05/10/2063 (S)	25,780,465	2,741,211
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C17, Class XC IO,
0.445%, 03/15/2042 (S)	60,399,103	355,086
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	37,517	40,431
Series 2005-C16, Class C,
4.985%, 10/15/2041 (P)	1,700,000	1,768,250
Series 2005-C21, Class AJ,
5.416%, 10/15/2044 (P)	2,170,000	2,308,474
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	2,570,000	2,680,623
WaMu Commercial Mortgage
Securities Trust, Series 2007-SL3,
Class A 6.108%, 03/23/2045 (P)(S)	226,231	229,050
WaMu Mortgage Pass
Through Certificates
Series 2005-AR8, Class X IO,
1.000%, 07/25/2045	20,794,703	1,325,500
Series 2004-AR13, Class X IO,
1.350%, 11/25/2034	23,825,362	1,055,285
Series 2005-AR13, Class X IO,
1.453%, 10/25/2045	76,086,296	3,991,381
Series 2005-AR1, Class X IO,
1.460%, 01/25/2045	13,898,534	672,372
Series 2005-AR6, Class X IO,
1.597%, 04/25/2045	17,418,576	1,032,672
Washington Mutual Alternative Mortgage
Pass Through Certificates,
Series 2005-1, Class 6A1
6.500%, 03/25/2035	11,961	11,111
Wells Fargo Commercial Mortgage Trust,
Series 2012-C9 XA IO
2.451%, 11/15/2045 (S)	27,665,688	4,005,964
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR5,
Class 1A1 2.616%, 04/25/2035 (P)	1,696,505	1,651,090
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class XA IO,
1.880%, 03/15/2044 (S)	25,419,673	2,093,717

		230,172,281

14

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency - 6.5%
Federal Home Loan Mortgage Corp.
Series K011, Class X1 IO,
0.526%, 11/25/2020	$57,708,757	$1,301,967
Series K010, Class X1 IO,
0.567%, 10/25/2020	40,319,505	827,598
Series K022, Class X1 IO,
1.309%, 07/25/2022 (C)	18,960,000	1,846,078
Series KAIV, Class X1 IO,
1.397%, 06/25/2021	26,867,334	2,317,146
Series K014, Class X1 IO,
1.445%, 04/25/2021	5,628,655	478,520
Series K021, Class X1 IO,
1.515%, 06/25/2022	17,087,000	1,924,475
Series K017, Class X1 IO,
1.605%, 12/25/2021	8,647,426	871,773
Series K018, Class X1 IO,
1.612%, 01/25/2022	11,073,918	1,125,520
Series K708, Class X1 IO,
1.644%, 01/25/2019	17,517,217	1,401,009
Series K709, Class X1 IO,
1.678%, 03/25/2019	9,743,077	802,732
Series K707, Class X1 IO,
1.695%, 12/25/2018	11,699,522	940,302
Series K705, Class X1 IO,
1.903%, 09/25/2018	15,946,367	1,399,948
Series K710, Class X1 IO,
1.915%, 05/25/2019	21,360,133	2,069,156
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	1,025,300
Series 4037, Class PI IO,
3.000%, 04/15/2027	8,351,661	1,020,646
Series 4042, Class PI IO,
3.000%, 05/15/2027	19,703,945	1,940,070
Series 4069, Class PI IO,
3.000%, 06/15/2027	24,321,774	2,876,347
Series 3632, Class AP,
3.000%, 02/15/2040	4,759,295	5,048,274
Series 4068, Class BH,
3.000%, 06/15/2040	3,179,569	3,316,090
Series 4060, Class HC,
3.000%, 03/15/2041	3,622,693	3,790,865
Series 4065, Class QA,
3.000%, 08/15/2041	2,536,954	2,651,906
Series 3956, Class DJ,
3.250%, 10/15/2036	2,862,627	2,936,276
Series 290, Class IO,
3.500%, 11/01/2032	5,700,000	1,147,125
Series 4068, Class AP,
3.500%, 06/15/2040	3,832,485	4,084,804
Series 3630, Class BI IO,
4.000%, 05/15/2027	261,636	6,337
Series 3908, Class PA,
4.000%, 06/15/2039	1,714,467	1,838,241
Series 3943, Class DI IO,
4.000%, 11/15/2039	5,662,573	735,770
Series 3623, Class LI IO,
4.500%, 01/15/2025	504,710	39,649
Series 3830, Class NI IO,
4.500%, 01/15/2036	8,065,827	914,181
Series 3794, Class PI IO,
4.500%, 02/15/2038	1,885,225	196,415
Series 4030, Class BI IO,
5.000%, 01/15/2042	4,403,239	814,336

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4077, Class IK IO,
5.000%, 07/15/2042	$3,287,253	$939,770
Series 3581, Class IO,
6.000%, 10/15/2039	557,762	88,532
Series T-41, Class 3A,
6.804%, 07/25/2032 (P)	2,492	2,873
Federal National Mortgage Association
Series 2012-M5, Class X IO,
0.645%, 02/25/2022	15,675,357	727,148
Series 2012-38, Class PA,
2.000%, 09/25/2041	3,232,996	3,303,388
Series 2012-30, Class PB,
2.250%, 10/25/2040	3,866,825	3,937,151
Series 2012-MB, Class X1 IO,
2.255%, 12/25/2019	13,633,520	1,429,038
Series 2012-53, Class IO IO,
3.500%, 05/25/2027	12,860,323	1,732,405
Series 2012-137, Class WI,
3.500%, 12/25/2032	5,700,000	1,147,125
Series 2011-118, Class CD,
3.500%, 10/25/2039	8,334,017	8,878,029
Series 2012-67, Class KG,
3.500%, 02/25/2041	1,173,031	1,290,459
Series 2012-19, Class JA,
3.500%, 03/25/2041	4,810,208	5,203,822
Series 2011-146, Class MA,
3.500%, 08/25/2041	2,983,803	3,219,720
Series 2012-98, Class JP,
3.500%, 03/25/2042	3,708,492	3,983,488
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	4,687,127	1,233,669
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	731,601	18,160
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	789,699	23,523
Series 402, Class 4 IO,
4.000%, 10/25/2039	1,658,078	196,218
Series 402, Class 3 IO,
4.000%, 11/25/2039	1,012,651	100,616
Series 2011-41, Class KA,
4.000%, 01/25/2041	3,531,968	3,785,210
Series 2011-86, Class NA,
4.000%, 01/25/2041	6,203,583	6,688,244
Series 2009-109, Class IW IO,
4.500%, 04/25/2038	787,434	63,455
Series 398, Class C3 IO,
4.500%, 05/25/2039	939,235	70,443
Series 401, Class C2 IO,
4.500%, 06/25/2039	670,104	50,258
Series 402, Class 7 IO,
4.500%, 11/25/2039	1,593,604	183,264
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	829,328	72,594
Series 407, Class 21 IO,
5.000%, 01/25/2039	1,982,929	198,293
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	1,474,298	160,538
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	1,837,866	184,312
Series 407, Class 15 IO,
5.000%, 01/25/2040	2,731,782	409,618
Series 407, Class 16 IO,
5.000%, 01/25/2040	568,822	64,115

15

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 407, Class 17 IO,
5.000%, 01/25/2040	$535,725	$63,966
Series 407, Class 7 IO,
5.000%, 03/25/2041	2,096,576	354,776
Series 407, Class 8 IO,
5.000%, 03/25/2041	1,023,100	154,583
Series 407, Class C6 IO,
5.500%, 01/25/2040	9,266,425	1,697,925
Series 2001-50, Class BA,
7.000%, 10/25/2041	609	649
Series 2002-W3, Class A5,
7.500%, 11/25/2041	20,943	24,935
Government National
Mortgage Association
0.849%, 02/16/2053	22,630,000	1,760,229
Series 2012-70, Class IO,
0.962%, 08/16/2052	15,488,057	1,065,780
Series 2012-120, Class IO,
1.011%, 02/16/2053	17,973,983	1,517,543
Series 2012-114, Class IO,
1.025%, 01/16/2053	23,451,249	2,258,848
Series 2010-78, Class AI IO,
4.500%, 04/20/2039	1,643,467	89,008

		110,062,576

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $324,141,230)		$340,234,857

ASSET BACKED SECURITIES - 3.2%
Aegis Asset Backed Securities Trust
Series 2004-3, Class A1,
0.568%, 09/25/2034 (P)	519,859	488,793
Series 2005-4, Class M1,
0.658%, 10/25/2035 (P)	2,220,000	1,607,398
Ameriquest Mortgage Securities, Inc.
Series 2005-R1, Class M1,
0.658%, 03/25/2035 (P)	1,325,000	1,303,311
Series 2005-R3, Class M2,
0.678%, 05/25/2035 (P)	1,480,000	1,265,221
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	124	125
Argent Securities, Inc., Series 2004-W1,
Class M3 1.658%, 03/25/2034 (P)	6,265	3,987
Asset Backed Funding Certificates
Series 2005-HE1, Class M1,
0.628%, 03/25/2035 (P)	800,108	715,142
Series 2005-AQ1, Class A4,
5.010%, 06/25/2035	986,247	999,269
Asset Backed Securities Corp. Home
Equity, Series 2006-HE1, Class A3
0.408%, 01/25/2036 (P)	1,773,843	1,583,941
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.559%, 02/28/2041 (P)	606,346	598,394
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.448%, 07/25/2036 (P)(S)	2,472,029	2,166,338
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A5,
0.268%, 10/25/2036 (P)	111,802	81,631

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Carrington Mortgage Loan Trust (continued)
Series 2005-OPT2, Class M2,
0.658%, 05/25/2035 (P)	$977,315	$933,552
Citicorp Residential Mortgage
Securities, Inc., Series 2007-2, Class A6
6.265%, 06/25/2037	1,070,352	1,061,104
Citigroup Mortgage Loan Trust,
Series 2006-WFH3, Class A3
0.358%, 10/25/2036 (P)	1,230,035	1,207,432
Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2,
0.388%, 06/25/2036 (P)	1,674,214	1,615,370
Series 2004-10, Class AF5B,
5.110%, 02/25/2035	1,768,786	1,761,541
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB2, Class M1,
0.648%, 04/25/2036 (P)	1,882,825	1,768,931
Series 2006-MH1, Class B1,
5.823%, 10/25/2036 (S)	460,000	224,661
CSMC Trust, Series 2006-CF2, Class M1
0.678%, 05/25/2036 (S)	1,655,000	1,524,452
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	5,492,506	6,174,170
Encore Credit Receivables Trust,
Series 2005-2, Class M2
0.668%, 11/25/2035 (P)	1,850,000	1,585,210
Fremont Home Loan Trust, Series 2005-1,
Class M3 0.973%, 06/25/2035 (P)	820,000	756,790
GSRPM Mortgage Loan Trust,
Series 2006-1, Class A1
0.508%, 03/25/2035 (P)(S)	2,555,397	2,439,750
Home Equity Asset Trust
Series 2005-6, Class M1,
0.678%, 12/25/2035 (P)	1,025,000	1,002,207
Series 2005-5, Class M1,
0.688%, 11/25/2035 (P)	1,125,000	1,078,443
Series 2003-1, Class M1,
1.708%, 06/25/2033 (P)	981,589	885,989
Leaf II Receivables Funding LLC,
Series 2011-1, Class A
1.700%, 12/20/2018 (S)	256,750	254,696
LNR CDO, Ltd., Series 2006-1A,
Class BFL
0.759%, 05/28/2043 (H)(P)(S)	700,000	7
Mastr Asset Backed Securities Trust,
Series 2007-HE2, Class A2
0.908%, 08/25/2037 (P)	840,803	798,006
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.958%, 09/25/2035 (P)	640,103	564,935
N-Star Real Estate CDO, Ltd.,
Series 2006-7A, Class B
0.588%, 06/22/2051 (P)(S)	900,000	84,447
New Century Home Equity Loan Trust
Series 2005-1, Class M1,
0.658%, 03/25/2035 (P)	840,000	756,953
Series 2005-3, Class M1,
0.688%, 07/25/2035 (P)	748,000	733,269
Novastar Home Equity Loan,
Series 2004-4, Class M3
1.288%, 03/25/2035 (P)	1,650,000	1,590,333
Park Place Securities, Inc.
Series 2005-WCH1, Class M2,
0.728%, 01/25/2036 (P)	1,997,951	1,956,466

16

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Park Place Securities, Inc. (continued)
Series 2004-WHQ2, Class M2,
0.838%, 02/25/2035 (P)	$2,355,000	$2,321,521
People’s Choice Home Loan
Securities Trust, Series 2005-1,
Class M3 1.078%, 01/25/2035 (P)	1,265,000	1,237,266
RAMP Trust, Series 2005-RS3, Class M1
0.628%, 03/25/2035 (P)	985,000	877,695
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3,
4.499%, 08/25/2035	231,870	232,100
Series 2005-2, Class AF4,
4.934%, 08/25/2035	1,895,000	1,707,336
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	1,446,825	1,625,258
Soundview Home Loan Trust
Series 2006-OPT2, Class A3,
0.388%, 05/25/2036 (P)	857,344	721,374
Series 2005 - OPT2,
0.468%, 12/25/2035 (P)	2,123,898	2,036,941
Westgate Resorts LLC, Series 2012-2A,
Class A 3.000%, 01/20/2025 (S)	2,052,911	2,063,176

TOTAL ASSET BACKED SECURITIES (Cost $53,385,978)		$54,394,931

COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Greektown Superholdings, Inc. (I)	166	8,833
Financials - 0.0%
BTA Bank JSC, GDR (I)(S)	17	20

TOTAL COMMON STOCKS (Cost $18,799)		$8,853

PREFERRED SECURITIES - 0.6%
Consumer Discretionary - 0.0%
Greektown
Superholdings, Inc., Series A (I)	3,249	$241,563
Consumer Staples - 0.0%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	5,034	458,094
Financials - 0.5%
Ally Financial, Inc., 7.300%	28,855	712,719
Bank of America Corp.,
Series MER, 8.625%	69,475	1,768,139
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	8,200	229,600
Discover Financial Services, 6.500%	31,500	793,170
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	39,255	1,022,593
PNC Financial Services Group, Inc.
(6.135% to 05/01/22, then
3 month LIBOR + 4.067%)	58,350	1,590,621
Regions Financial Corp., 6.370%	54,355	1,346,373
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	46,575	1,284,539

		8,747,754
Industrials - 0.1%
Continental Airlines
Finance Trust II, 6.000%	15,000	496,875
United Technologies Corp., 7.500%	17,493	957,217

		1,454,092

TOTAL PREFERRED SECURITIES (Cost $10,591,374)		$10,901,503

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ESCROW CERTIFICATES - 0.0%
Financials - 0.0%
Lehman Brothers Holdings, Inc.
3.375%, 01/26/2017 (I)	1,120,000	$253,400

TOTAL ESCROW CERTIFICATES (Cost $221,682)		$253,400

SECURITIES LENDING COLLATERAL - 0.2%
John Hancock Collateral
Investment Trust, 0.2768% (W)(Y)	328,442	$3,286,686

TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,286,674)		$3,286,686

SHORT-TERM INVESTMENTS - 8.4%
Money Market Funds - 7.5%
State Street Institutional U.S. Government
Money Market Fund, 0.0475% (Y)	128,291,501	128,291,501
Repurchase Agreement - 0.9%
Repurchase Agreement with State
Street Corp. dated 11/30/2012 at
0.010% to be repurchased at
$15,111,013 on 12/03/2012,
collateralized by $14,685,000
U.S. Treasury Notes, 2.250% due
01/31/2015 (valued at $15,417,502,
including interest)	$15,111,000	$15,111,000

TOTAL SHORT-TERM INVESTMENTS (Cost $143,402,501)		$143,402,501

Total Investments (Active Bond Fund)
(Cost $1,711,954,353) - 105.9%		$1,801,639,765
Other assets and liabilities, net - (5.9%)		(100,499,331)

TOTAL NET ASSETS - 100.0%		$1,701,140,434

All Cap Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.8%
Consumer Discretionary - 10.9%
Automobiles - 0.2%
General Motors Company (I)	43,400	$1,123,192
Hotels, Restaurants & Leisure - 1.2%
Marriott International, Inc.	76,600	2,779,814
Marriott Vacations Worldwide Corp. (I)	12,000	477,720
Six Flags Entertainment Corp.	51,000	3,135,480

		6,393,014
Household Durables - 1.2%
NACCO Industries, Inc., Class A	14,300	762,476
Whirlpool Corp.	52,600	5,356,784

		6,119,260
Internet & Catalog Retail - 1.6%
Expedia, Inc. (L)	110,300	6,823,158
priceline.com, Inc. (I)	2,600	1,724,216

		8,547,374
Leisure Equipment & Products - 0.2%
LeapFrog Enterprises, Inc. (I)(L)	93,400	850,874
Media - 2.6%
Comcast Corp., Class A	73,500	2,732,730
Gannett Company, Inc.	30,800	551,320
Lions Gate Entertainment Corp. (I)(L)	82,800	1,356,264

17

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
MDC Partners, Inc., Class A (L)	14,300	$151,580
The EW Scripps Company, Class A (I)	35,300	359,354
The Madison Square Garden, Inc., Class A (I)	4,600	201,480
The McGraw-Hill Companies, Inc.	50,400	2,676,744
The Walt Disney Company (L)	27,100	1,345,786
Thomson Reuters Corp.	41,400	1,140,156
Time Warner Cable, Inc.	34,300	3,254,727

		13,770,141
Multiline Retail - 0.4%
Macy’s, Inc.	26,600	1,029,420
The Bon-Ton Stores, Inc. (L)	72,800	862,680
Tuesday Morning Corp. (I)	23,900	150,809

		2,042,909
Specialty Retail - 3.4%
Aaron’s, Inc.	18,200	522,340
American Eagle Outfitters, Inc.	17,000	360,400
Barnes & Noble, Inc. (I)	25,000	358,750
Brown Shoe Company, Inc.	162,100	3,088,005
Lithia Motors, Inc., Class A	7,200	257,616
PetSmart, Inc.	15,200	1,074,032
Stage Stores, Inc.	15,700	406,159
The Gap, Inc.	189,700	6,537,062
The Home Depot, Inc.	49,000	3,188,430
TJX Companies, Inc.	47,500	2,106,150

		17,898,944
Textiles, Apparel & Luxury Goods - 0.1%
Movado Group, Inc.	10,100	350,369

		57,096,077
Consumer Staples - 10.4%
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	40,200	4,180,398
CVS Caremark Corp.	88,300	4,106,833
Susser Holdings Corp. (I)	8,200	299,382
The Pantry, Inc. (I)	17,900	229,836
Wal-Mart Stores, Inc.	43,300	3,118,466
Whole Foods Market, Inc.	44,300	4,135,848

		16,070,763
Food Products - 1.7%
Bunge, Ltd.	57,900	4,235,964
Cal-Maine Foods, Inc. (L)	8,500	390,745
ConAgra Foods, Inc.	19,900	594,214
Fresh Del Monte Produce, Inc.	7,700	199,815
John B. Sanfilippo & Son, Inc. (I)	14,300	253,396
Post Holdings, Inc. (I)	5,300	182,532
Sanderson Farms, Inc.	17,200	825,084
Tyson Foods, Inc., Class A	103,800	1,989,846

		8,671,596
Household Products - 2.6%
Central Garden & Pet Company, Class A (I)	33,400	391,782
Colgate-Palmolive Company	17,900	1,942,150
Harbinger Group, Inc. (I)	32,900	281,295
Kimberly-Clark Corp.	30,900	2,648,748
Spectrum Brands Holdings, Inc.	23,000	1,100,090
The Procter & Gamble Company	104,300	7,283,269

		13,647,334
Personal Products - 0.3%
Medifast, Inc. (I)(L)	10,600	336,232
Prestige Brands Holdings, Inc. (I)	8,200	177,120

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products (continued)
USANA Health Sciences, Inc. (I)(L)	30,500	$1,259,040

		1,772,392
Tobacco - 2.7%
Altria Group, Inc.	138,200	4,672,542
Lorillard, Inc.	2,600	315,016
Philip Morris International, Inc.	81,600	7,334,208
Universal Corp.	40,100	2,000,990

		14,322,756

		54,484,841
Energy - 11.3%
Energy Equipment & Services - 0.4%
Exterran Holdings, Inc. (I)	103,300	2,155,871
Oil, Gas & Consumable Fuels - 10.9%
Alon USA Energy, Inc.	80,100	1,139,022
Cabot Oil & Gas Corp.	8,500	400,350
Chevron Corp.	4,500	475,605
ConocoPhillips	70,300	4,002,882
Delek US Holdings, Inc.	180,000	4,728,600
EPL Oil & Gas, Inc. (I)	13,000	272,870
Exxon Mobil Corp.	85,100	7,500,714
HollyFrontier Corp.	149,900	6,794,967
Marathon Petroleum Corp.	127,600	7,597,304
Murphy Oil Corp.	8,000	453,920
Penn Virginia Corp.	114,300	506,349
Phillips 66	55,400	2,901,298
Tesoro Corp.	169,900	7,183,372
Vaalco Energy, Inc. (I)	140,100	1,186,647
Valero Energy Corp.	156,200	5,039,012
Western Refining, Inc. (L)	246,700	7,166,635

		57,349,547

		59,505,418
Financials - 17.7%
Capital Markets - 1.9%
KCAP Financial, Inc. (L)	96,700	853,861
Piper Jaffray Companies (I)	3,600	102,132
T. Rowe Price Group, Inc.	107,600	6,958,492
The Goldman Sachs Group, Inc.	19,100	2,249,789

		10,164,274
Commercial Banks - 4.0%
Banner Corp.	14,100	423,705
Citizens Republic Bancorp, Inc. (I)	111,400	2,090,978
East West Bancorp, Inc.	39,500	835,425
First Merchants Corp.	18,800	255,304
Iberiabank Corp.	19,600	955,500
KeyCorp	783,200	6,328,256
Pinnacle Financial Partners, Inc. (I)	25,300	481,459
PrivateBancorp, Inc.	75,400	1,235,806
SunTrust Banks, Inc.	137,200	3,724,980
Susquehanna Bancshares, Inc.	218,600	2,247,208
Taylor Capital Group, Inc. (I)	13,600	239,360
Wilshire Bancorp, Inc. (I)	85,800	496,782
Zions Bancorporation	75,900	1,523,313

		20,838,076
Consumer Finance - 2.3%
American Express Company	43,100	2,409,290
Capital One Financial Corp.	50,000	2,880,000
Discover Financial Services	156,600	6,516,126
Netspend Holdings, Inc. (I)(L)	45,600	531,240

		12,336,656

18

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services - 1.8%
Bank of America Corp.	491,600	$4,847,176
Citigroup, Inc. (L)	58,500	2,022,345
JPMorgan Chase & Company	27,900	1,146,132
Moody’s Corp.	27,500	1,335,950

		9,351,603
Insurance - 4.0%
Aflac, Inc.	125,100	6,629,049
Berkshire Hathaway, Inc., Class B (I)	17,800	1,567,824
Everest Re Group, Ltd.	2,300	249,481
First American Financial Corp. (L)	140,400	3,341,520
Markel Corp. (I)	800	383,200
Stewart Information Services Corp. (L)	50,700	1,384,110
The Allstate Corp.	46,500	1,882,320
The Chubb Corp.	22,500	1,732,275
The Travelers Companies, Inc.	40,900	2,896,538
XL Group PLC	43,300	1,053,489

		21,119,806
Real Estate Investment Trusts - 3.7%
Brandywine Realty Trust	77,100	919,803
CapLease, Inc.	64,900	303,732
CBL & Associates Properties, Inc. (L)	181,100	4,076,561
Cedar Realty Trust, Inc.	64,700	350,674
FelCor Lodging Trust, Inc. (I)	96,400	404,880
First Industrial Realty Trust, Inc. (I)	21,500	283,800
iStar Financial, Inc. (I)(L)	127,500	975,375
NorthStar Realty Finance Corp. (L)	217,000	1,460,410
Parkway Properties, Inc.	17,000	228,480
Pennsylvania Real Estate Investment Trust	96,400	1,606,024
Simon Property Group, Inc.	6,200	943,206
Sunstone Hotel Investors, Inc. (I)	75,100	775,032
Weyerhaeuser Company	256,400	7,066,384

		19,394,361
Real Estate Management & Development - 0.0%
Alexander & Baldwin, Inc. (I)	5,900	176,174

		93,380,950
Health Care - 12.3%
Biotechnology - 3.6%
Alexion Pharmaceuticals, Inc. (I)	13,900	1,334,678
Alnylam Pharmaceuticals, Inc. (I)(L)	49,000	831,530
Amgen, Inc.	100,300	8,906,640
Biogen Idec, Inc. (I)	8,300	1,237,447
Gilead Sciences, Inc. (I)(L)	3,600	270,000
Onyx Pharmaceuticals, Inc. (I)	14,400	1,086,768
Regeneron Pharmaceuticals, Inc. (I)	29,900	5,278,845

		18,945,908
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (I)	392,900	2,176,666
Cynosure, Inc., Class A (I)	23,700	533,724
ICU Medical, Inc. (I)	3,200	188,448
SurModics, Inc. (I)	15,600	314,184
West Pharmaceutical Services, Inc.	6,000	324,180
Zimmer Holdings, Inc.	9,000	593,730

		4,130,932
Health Care Providers & Services - 2.5%
Aetna, Inc.	84,800	3,662,512
AMN Healthcare Services, Inc. (I)	63,100	689,683
Amsurg Corp. (I)	7,900	221,358
Catamaran Corp. (I)	13,300	647,577
Cigna Corp.	11,600	606,332
DaVita HealthCare Partners, Inc. (I)	8,000	864,000

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Gentiva Health Services, Inc. (I)	79,200	$815,760
Molina Healthcare, Inc. (I)	19,700	548,448
PharMerica Corp. (I)	17,900	258,476
Sun Healthcare Group, Inc. (I)	106,500	900,990
UnitedHealth Group, Inc.	74,800	4,068,372

		13,283,508
Health Care Technology - 0.1%
MedAssets, Inc. (I)	20,100	323,610
Life Sciences Tools & Services - 0.2%
Cambrex Corp. (I)	82,300	902,831
Pharmaceuticals - 5.1%
Abbott Laboratories	121,100	7,871,500
Eli Lilly & Company	84,500	4,143,880
Johnson & Johnson (L)	73,800	5,146,074
Merck & Company, Inc.	79,100	3,504,130
Mylan, Inc. (I)	10,300	279,954
Pfizer, Inc.	138,600	3,467,772
Pozen, Inc. (I)	72,400	401,820
Santarus, Inc. (I)	79,800	795,606
Watson Pharmaceuticals, Inc. (I)	16,900	1,487,369

		27,098,105

		64,684,894
Industrials - 8.3%
Aerospace & Defense - 3.5%
Alliant Techsystems, Inc.	14,900	894,000
GenCorp, Inc. (I)(L)	43,900	403,880
Honeywell International, Inc.	27,200	1,668,176
Huntington Ingalls Industries, Inc.	84,300	3,443,655
Northrop Grumman Corp.	91,800	6,123,060
Raytheon Company	19,000	1,085,470
Taser International, Inc. (I)	86,600	715,316
Textron, Inc.	137,800	3,236,922
The Boeing Company	1,900	141,132
Triumph Group, Inc.	11,500	754,515

		18,466,126
Airlines - 0.7%
Hawaiian Holdings, Inc. (I)	248,700	1,551,888
Republic Airways Holdings, Inc. (I)	73,200	425,292
US Airways Group, Inc. (I)(L)	127,500	1,643,475

		3,620,655
Building Products - 0.3%
Apogee Enterprises, Inc.	20,100	460,692
NCI Building Systems, Inc. (I)	9,700	126,973
Nortek, Inc. (I)	4,500	293,805
Trex Company, Inc. (I)	11,300	458,893
Universal Forest Products, Inc.	3,600	135,576

		1,475,939
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	25,700	859,665
Kimball International, Inc., Class B	59,400	741,312
Quad/Graphics, Inc. (L)	33,900	549,180

		2,150,157
Construction & Engineering - 0.5%
Argan, Inc.	19,800	368,478
Quanta Services, Inc. (I)	78,400	2,027,424
Tutor Perini Corp. (I)	9,700	124,742

		2,520,644
Electrical Equipment - 0.1%
Generac Holdings, Inc.	10,900	355,667

19

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates - 0.2%
General Electric Company	46,300	$978,319
Standex International Corp.	1,200	59,112

		1,037,431
Machinery - 2.1%
American Railcar Industries, Inc. (I)	6,300	193,599
EnPro Industries, Inc. (I)	5,000	196,400
FreightCar America, Inc.	19,300	405,879
Hyster-Yale Materials Handling, Inc.	3,200	132,736
ITT Corp.	230,800	5,162,996
Mueller Water Products, Inc., Class A	172,200	960,876
Oshkosh Corp. (I)(L)	127,700	3,747,995
Terex Corp. (I)	7,900	191,101

		10,991,582
Road & Rail - 0.1%
Saia, Inc. (I)	28,900	625,974
Trading Companies & Distributors - 0.4%
Aircastle, Ltd.	40,100	455,937
DXP Enterprises, Inc. (I)	12,400	598,796
H&E Equipment Services, Inc.	81,500	1,267,325

		2,322,058

		43,566,233
Information Technology - 17.6%
Communications Equipment - 1.5%
CalAmp Corp. (I)	66,100	573,087
Cisco Systems, Inc.	278,600	5,268,326
Comtech Telecommunications Corp.	53,200	1,359,792
Ixia (I)	22,600	339,452
Loral Space & Communications, Inc.	3,300	280,731

		7,821,388
Computers & Peripherals - 4.2%
Apple, Inc.	27,339	16,000,970
SanDisk Corp. (I)	156,700	6,126,970

		22,127,940
Electronic Equipment, Instruments & Components - 0.0%
Insight Enterprises, Inc. (I)	6,600	111,804
Key Tronic Corp. (I)	6,500	65,910

		177,714
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (I)	53,200	1,948,184
AOL, Inc.	143,400	5,380,368
Blucora, Inc. (I)	53,200	784,700
EarthLink, Inc.	63,200	417,120
Yahoo!, Inc. (I)	37,600	705,752

		9,236,124
IT Services - 5.2%
Cognizant Technology
Solutions Corp., Class A (I)	12,500	840,375
Computer Sciences Corp. (L)	183,900	6,999,234
CoreLogic, Inc. (I)	239,900	6,199,016
CSG Systems International, Inc. (I)	77,100	1,432,518
Global Cash Access Holdings, Inc. (I)	180,600	1,421,322
Heartland Payment Systems, Inc.	8,000	237,040
IBM Corp. (L)	26,406	5,018,988
Lender Processing Services, Inc. (L)	38,900	966,665
Visa, Inc., Class A	29,200	4,371,532

		27,486,690
Semiconductors & Semiconductor Equipment - 2.4%
Amkor Technology, Inc. (I)(L)	38,100	161,925

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc. (I)(L)	263,500	$7,111,865
FormFactor, Inc. (I)	16,700	73,981
Kulicke & Soffa Industries, Inc. (I)	184,900	2,113,407
Micron Technology, Inc. (I)	255,700	1,529,086
PDF Solutions, Inc. (I)	16,200	224,856
Photronics, Inc. (I)	143,200	737,480
Rambus, Inc. (I)	39,300	192,177
Silicon Laboratories, Inc. (I)	8,300	347,106

		12,491,883
Software - 2.6%
Cadence Design Systems, Inc. (I)	79,700	1,014,581
Microsoft Corp.	173,193	4,610,398
Netscout Systems, Inc. (I)	13,800	346,656
SolarWinds, Inc. (I)	30,600	1,714,518
Symantec Corp. (I)	312,400	5,860,624

		13,546,777

		92,888,516
Materials - 4.0%
Chemicals - 3.5%
American Vanguard Corp.	17,300	575,571
CF Industries Holdings, Inc.	24,300	5,200,929
Georgia Gulf Corp. (L)	89,900	4,122,814
OMNOVA Solutions, Inc. (I)	23,600	175,112
PPG Industries, Inc.	25,600	3,181,312
The Sherwin-Williams Company	32,800	5,002,656

		18,258,394
Containers & Packaging - 0.1%
AEP Industries, Inc. (I)	6,300	381,150
Boise, Inc.	32,900	269,780

		650,930
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp. (I)	117,900	2,053,818

		20,963,142
Telecommunication Services - 4.1%
Diversified Telecommunication Services - 2.4%
American Tower Corp.	32,100	2,405,253
AT&T, Inc.	102,900	3,511,977
Cbeyond, Inc. (I)	35,900	266,737
Verizon Communications, Inc.	142,600	6,291,512

		12,475,479
Wireless Telecommunication Services - 1.7%
Sprint Nextel Corp. (I)	1,225,400	7,021,542
Telephone & Data Systems, Inc.	93,859	2,159,696

		9,181,238

		21,656,717
Utilities - 3.2%
Electric Utilities - 0.2%
Duke Energy Corp.	6,500	414,830
MGE Energy, Inc.	2,900	146,595
PNM Resources, Inc.	20,900	441,617

		1,003,042
Multi-Utilities - 2.4%
Ameren Corp.	209,100	6,266,727
Consolidated Edison, Inc.	20,600	1,149,274
DTE Energy Company	71,000	4,301,180
NiSource, Inc.	43,600	1,053,812

		12,770,993

20

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Utilities - 0.6%
American Water Works Company, Inc.	82,900	$3,164,293

		16,938,328

TOTAL COMMON STOCKS (Cost $458,296,723)		$525,165,116

SECURITIES LENDING COLLATERAL - 10.8%
John Hancock Collateral
Investment Trust, 0.2768% (W)(Y)	5,687,757	56,916,823

TOTAL SECURITIES LENDING
COLLATERAL (Cost $56,913,519)		$56,916,823

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
State Street Institutional Liquid Reserves
Fund, 0.1849% (Y)	4,272,313	4,272,312

TOTAL SHORT-TERM INVESTMENTS (Cost $4,272,315)		$4,272,312

Total Investments (All Cap Core Fund)
(Cost $519,482,557) - 111.4%		$586,354,251
Other assets and liabilities, net - (11.4%)		(59,929,643)

TOTAL NET ASSETS - 100.0%		$526,424,608

All Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.4%
Consumer Discretionary - 11.9%
Automobiles - 1.1%
Ford Motor Company	751,375	$8,603,245
Hotels, Restaurants & Leisure - 1.2%
Darden Restaurants, Inc. (L)	171,801	9,084,837
Media - 4.7%
Comcast Corp., Class A	201,500	7,491,770
Omnicom Group, Inc.	64,800	3,223,152
The Interpublic Group of Companies, Inc.	767,186	8,300,953
The Walt Disney Company	159,616	7,926,531
Time Warner, Inc.	212,400	10,046,520

		36,988,926
Multiline Retail - 2.3%
Macy’s, Inc.	226,600	8,769,420
Target Corp.	142,700	9,008,651

		17,778,071
Specialty Retail - 2.6%
Bed Bath & Beyond, Inc. (I)	65,600	3,852,032
GNC Holdings, Inc., Class A	146,000	5,128,980
The Home Depot, Inc.	179,300	11,667,051

		20,648,063

		93,103,142
Consumer Staples - 5.5%
Beverages - 1.0%
The Coca-Cola Company	201,666	7,647,175
Food & Staples Retailing - 0.5%
CVS Caremark Corp.	84,923	3,949,769
Food Products - 4.0%
Archer-Daniels-Midland Company	190,265	5,080,076
Bunge, Ltd.	144,800	10,593,568

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
H.J. Heinz Company	104,400	$6,103,224
Kraft Foods Group, Inc. (I)	76,274	3,449,110
Mondelez International, Inc., Class A	228,824	5,924,253

		31,150,231

		42,747,175
Energy - 12.3%
Energy Equipment & Services - 3.8%
Cameron International Corp. (I)	53,300	2,875,535
Ensco PLC, Class A	55,900	3,255,057
Gulfmark Offshore, Inc., Class A (I)	61,800	1,936,812
Halliburton Company	410,100	13,676,835
Helmerich & Payne, Inc.	34,684	1,810,505
Nabors Industries, Ltd. (I)	125,400	1,843,380
Schlumberger, Ltd.	62,000	4,440,440

		29,838,564
Oil, Gas & Consumable Fuels - 8.5%
Anadarko Petroleum Corp.	176,671	12,930,550
Devon Energy Corp.	82,200	4,247,274
EOG Resources, Inc.	40,900	4,810,658
Exxon Mobil Corp.	191,159	16,848,754
Kinder Morgan, Inc.	189,500	6,406,995
Noble Energy, Inc.	65,700	6,422,175
Occidental Petroleum Corp.	95,400	7,175,034
Range Resources Corp.	49,982	3,199,848
Valero Energy Corp.	118,200	3,813,132

		65,854,420

		95,692,984
Financials - 24.7%
Capital Markets - 3.3%
Affiliated Managers Group, Inc. (I)	62,876	8,102,830
Franklin Resources, Inc.	56,300	7,432,726
Raymond James Financial, Inc.	266,539	10,061,847

		25,597,403
Commercial Banks - 6.6%
BB&T Corp.	207,500	5,845,275
Cullen/Frost Bankers, Inc. (L)	60,303	3,293,147
Fifth Third Bancorp	491,700	7,198,488
PNC Financial Services Group, Inc.	139,300	7,820,302
Signature Bank (I)(L)	50,300	3,529,048
SunTrust Banks, Inc.	218,400	5,929,560
U.S. Bancorp	328,700	10,603,862
Wells Fargo & Company	215,900	7,126,859

		51,346,541
Consumer Finance - 2.3%
Capital One Financial Corp.	305,000	17,568,000
Diversified Financial Services - 3.9%
Bank of America Corp.	765,300	7,545,858
Citigroup, Inc.	354,900	12,268,893
JPMorgan Chase & Company	264,040	10,846,763

		30,661,514
Insurance - 6.6%
ACE, Ltd.	106,800	8,461,764
Berkshire Hathaway, Inc., Class B (I)	166,000	14,621,280
Marsh & McLennan Companies, Inc.	140,214	4,938,337
Prudential Financial, Inc.	160,500	8,365,260
The Allstate Corp.	85,544	3,462,821
The Travelers Companies, Inc.	163,209	11,558,461

		51,407,923

21

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts - 0.9%
CBL & Associates Properties, Inc.	91,100	$2,050,661
Vornado Realty Trust	62,300	4,761,589

		6,812,250
Real Estate Management & Development - 1.1%
Jones Lang LaSalle, Inc.	108,800	8,922,688

		192,316,319
Health Care - 18.6%
Biotechnology - 4.2%
Celgene Corp. (I)	169,043	13,285,089
Gilead Sciences, Inc. (I)	33,800	2,535,000
Incyte Corp. (I)(L)	472,200	8,310,720
Onyx Pharmaceuticals, Inc. (I)	114,392	8,633,164

		32,763,973
Health Care Providers & Services - 6.7%
Cigna Corp.	182,235	9,525,423
Community Health Systems, Inc.	341,607	10,063,742
DaVita HealthCare Partners, Inc. (I)	65,905	7,117,740
Express Scripts Holding Company (I)	229,500	12,358,575
Humana, Inc.	78,200	5,115,062
Laboratory Corp. of America Holdings (I)(L)	95,600	8,086,804

		52,267,346
Life Sciences Tools & Services - 2.8%
Life Technologies Corp. (I)	117,377	5,792,555
Thermo Fisher Scientific, Inc.	246,160	15,643,468

		21,436,023
Pharmaceuticals - 4.9%
Eli Lilly & Company	282,900	13,873,416
Teva Pharmaceutical Industries, Ltd., ADR	295,500	11,923,425
Watson Pharmaceuticals, Inc. (I)	142,600	12,550,226

		38,347,067

		144,814,409
Industrials - 5.8%
Aerospace & Defense - 0.5%
United Technologies Corp.	45,626	3,655,099
Construction & Engineering - 2.5%
Jacobs Engineering Group, Inc. (I)	175,000	7,164,500
URS Corp.	326,000	12,283,680

		19,448,180
Machinery - 1.9%
Eaton Corp. PLC (I)(L)	177,600	9,263,616
Kennametal, Inc.	70,279	2,679,035
Nordson Corp.	45,736	2,798,586

		14,741,237
Road & Rail - 0.9%
CSX Corp.	364,375	7,200,050

		45,044,566
Information Technology - 9.1%
Computers & Peripherals - 1.9%
EMC Corp. (I)	179,566	4,456,828
NCR Corp. (I)	423,500	10,134,355

		14,591,183
Electronic Equipment, Instruments & Components - 2.3%
Anixter International, Inc. (L)	180,022	10,995,744
Arrow Electronics, Inc. (I)	189,600	7,064,496

		18,060,240

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services - 1.5%
eBay, Inc. (I)	226,507	$11,964,100
IT Services - 0.7%
Alliance Data Systems Corp. (I)	36,253	5,165,690
Semiconductors & Semiconductor Equipment - 1.7%
Altera Corp.	54,000	1,749,060
Broadcom Corp., Class A	236,100	7,644,918
Xilinx, Inc.	121,800	4,220,370

		13,614,348
Software - 1.0%
Microsoft Corp.	297,100	7,908,802

		71,304,363
Materials - 4.6%
Chemicals - 1.8%
Ashland, Inc. (L)	62,600	4,439,592
Celanese Corp., Series A	48,100	1,974,024
E.I. du Pont de Nemours & Company	54,700	2,359,758
PPG Industries, Inc.	25,459	3,163,790
Sigma-Aldrich Corp. (L)	27,879	2,021,785

		13,958,949
Construction Materials - 0.5%
Eagle Materials, Inc.	67,324	3,582,983
Containers & Packaging - 0.5%
Berry Plastics Group, Inc. (I)	278,700	4,155,417
Metals & Mining - 1.0%
Reliance Steel & Aluminum Company	133,100	7,506,840
Paper & Forest Products - 0.8%
International Paper Company	175,600	6,521,784

		35,725,973
Telecommunication Services - 2.7%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	259,800	8,866,974
Verizon Communications, Inc.	272,900	12,040,348

		20,907,322

		20,907,322
Utilities - 3.2%
Electric Utilities - 2.1%
Duke Energy Corp.	88,999	5,679,916
Edison International	50,100	2,278,548
NextEra Energy, Inc.	58,240	4,001,670
Xcel Energy, Inc.	157,400	4,257,670

		16,217,804
Multi-Utilities - 1.1%
Dominion Resources, Inc.	100,300	5,126,333
PG&E Corp.	84,300	3,452,085

		8,578,418

		24,796,222

TOTAL COMMON STOCKS (Cost $682,186,874)		$766,452,475

SECURITIES LENDING COLLATERAL - 3.5%
John Hancock Collateral
Investment Trust, 0.2768% (W)(Y)	2,690,775	26,926,320

TOTAL SECURITIES LENDING
COLLATERAL (Cost $26,918,797)		$26,926,320

22

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 2.1%
Repurchase Agreement - 2.1%
Repurchase Agreement with State Street Corp.
dated 11/30/2012 at 0.010% to be
repurchased at $16,668,014 on 12/03/2012,
collateralized by $17,005,000 Federal Home
Loan Mortgage Corp., 0.450% due
11/24/2015 (valued at $17,005,000)	$16,668,000	$16,668,000

TOTAL SHORT-TERM INVESTMENTS (Cost $16,668,000)		$16,668,000

Total Investments (All Cap Value Fund)
(Cost $725,773,671) - 104.0%		$810,046,795
Other assets and liabilities, net - (4.0%)		(30,918,193)

TOTAL NET ASSETS - 100.0%		$779,128,602

Alpha Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.1%
Consumer Discretionary - 18.7%
Auto Components - 1.0%
Allison Transmission Holdings, Inc. (L)	246,660	$5,128,061
Dana Holding Corp.	96,585	1,369,575
Modine Manufacturing Company (I)(L)	418,457	3,096,582
Stoneridge, Inc. (I)(L)	263,180	1,297,477
Tenneco, Inc. (I)	52,255	1,675,818

		12,567,513
Automobiles - 1.1%
Dongfeng Motor Group Company, Ltd.,
H Shares	1,636,605	2,298,349
Ford Motor Company	337,410	3,863,345
General Motors Company (I)	33,915	877,720
Great Wall Motor Company, Ltd., H Shares	131,520	433,313
Harley-Davidson, Inc.	85,915	4,034,568
Peugeot SA (I)(L)	40,710	250,579
Renault SA	24,743	1,241,847

		12,999,721
Distributors - 0.1%
LKQ Corp. (I)	26,320	576,934
Hotels, Restaurants & Leisure - 1.5%
Accor SA	45,152	1,499,608
Burger King Worldwide, Inc. (L)	682,073	11,690,731
Dunkin’ Brands Group, Inc. (L)	111,940	3,561,931
Penn National Gaming, Inc. (I)	16,900	858,858
Sands China, Ltd.	165,300	703,879

		18,315,007
Household Durables - 1.3%
Furniture Brands International, Inc. (I)(L)	470,996	419,234
Jarden Corp.	28,050	1,484,126
M/I Homes, Inc. (I)(L)	132,265	2,911,153
Mohawk Industries, Inc. (I)	4,900	421,351
NVR, Inc. (I)	8,845	7,959,085
PDG Realty SA Empreendimentos
e Participacoes	124,892	175,929
PulteGroup, Inc. (I)(L)	166,560	2,799,874

		16,170,752
Internet & Catalog Retail - 2.1%
Amazon.com, Inc. (I)	46,765	11,787,118
Expedia, Inc. (L)	9,495	587,361

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
HSN, Inc.	36,280	$1,918,849
Liberty Interactive Corp., Series A (I)	93,540	1,805,322
Netflix, Inc. (I)	5,320	434,697
priceline.com, Inc. (I)	13,420	8,899,607

		25,432,954
Leisure Equipment & Products - 1.0%
Hasbro, Inc. (L)	194,375	7,475,663
Mattel, Inc.	92,212	3,458,872
Polaris Industries, Inc. (L)	6,050	513,101

		11,447,636
Media - 3.2%
AMC Networks, Inc., Class A (I)	44,125	2,328,035
Charter Communications, Inc., Class A (I)	36,420	2,580,357
Comcast Corp., Class A	58,340	2,169,081
Comcast Corp., Special Class A	75,545	2,722,642
Discovery Communications, Inc., Series C (I)	14,660	825,065
Focus Media Holding, Ltd., ADR (L)	54,215	1,316,882
Gannett Company, Inc.	24,700	442,130
Omnicom Group, Inc.	138,900	6,908,886
Pandora Media, Inc. (I)(L)	147,495	1,286,156
Sirius XM Radio, Inc. (I)	261,600	727,248
The Walt Disney Company	86,692	4,305,125
Thomson Reuters Corp.	118,500	3,263,490
Time Warner, Inc.	172,355	8,152,392
Viacom, Inc., Class B	29,168	1,505,360

		38,532,849
Multiline Retail - 1.7%
Family Dollar Stores, Inc.	84,000	5,980,800
J.C. Penney Company, Inc. (L)	258,515	4,637,759
Kohl’s Corp.	79,395	3,544,987
Maoye International Holdings, Ltd.	5,839,975	1,120,940
Target Corp.	75,277	4,752,237

		20,036,723
Specialty Retail - 3.8%
Abercrombie & Fitch Company, Class A (L)	119,860	5,500,375
Advance Auto Parts, Inc.	83,125	6,080,594
AutoZone, Inc. (I)	5,419	2,079,650
CarMax, Inc. (I)(L)	19,220	696,917
Dick’s Sporting Goods, Inc.	135,880	7,135,059
GameStop Corp., Class A (L)	64,830	1,701,788
Lowe’s Companies, Inc.	433,975	15,662,158
Monro Muffler Brake, Inc. (L)	6,265	200,981
Urban Outfitters, Inc. (I)	150,870	5,687,799
Zhongsheng Group Holdings, Ltd. (L)	1,016,600	1,257,286

		46,002,607
Textiles, Apparel & Luxury Goods - 1.9%
Fifth & Pacific Companies, Inc. (I)(L)	266,358	3,209,614
Hanesbrands, Inc. (I)	280,160	10,113,776
Lululemon Athletica, Inc. (I)	14,350	1,030,043
Michael Kors Holdings, Ltd. (I)	23,650	1,256,998
PVH Corp.	45,270	5,187,489
Samsonite International SA	651,150	1,398,446
Under Armour, Inc., Class A (I)(L)	12,975	672,494

		22,868,860

		224,951,556
Consumer Staples - 4.3%
Beverages - 1.3%
Coca-Cola Femsa SAB de CV, ADR	4,300	606,644
Constellation Brands, Inc., Class A (I)	40,020	1,435,918
Molson Coors Brewing Company, Class B	108,245	4,487,838

23

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
PepsiCo, Inc.	123,168	$8,647,625

		15,178,025
Food & Staples Retailing - 1.1%
CP ALL PCL	1,411,800	1,817,077
CVS Caremark Corp.	163,371	7,598,385
Olam International, Ltd. (L)	503,515	649,297
Wal-Mart Stores, Inc.	40,970	2,950,659

		13,015,418
Food Products - 1.5%
Asian Bamboo AG (L)	50,142	408,061
Asian Citrus Holdings, Ltd.	3,546,093	1,660,081
China Minzhong Food Corp., Ltd. (I)(L)	1,359,405	928,798
General Mills, Inc.	110,448	4,527,264
Green Mountain Coffee Roasters, Inc. (I)(L)	23,930	877,513
Kraft Foods Group, Inc. (I)	96,312	4,355,229
PureCircle, Ltd. (I)(L)	321,641	1,339,815
Unilever NV - NY Shares	113,600	4,297,488

		18,394,249
Personal Products - 0.0%
Herbalife, Ltd.	13,000	597,610
Tobacco - 0.4%
Philip Morris International, Inc.	50,450	4,534,446

		51,719,748
Energy - 10.8%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	161,903	6,986,114
Halliburton Company	266,505	8,887,942
McDermott International, Inc. (I)(L)	201,260	2,119,268
Oceaneering International, Inc.	8,600	453,048
Patterson-UTI Energy, Inc. (L)	211,005	3,747,449
Superior Energy Services, Inc. (I)	58,875	1,195,751
Trican Well Service, Ltd.	114,375	1,413,928

		24,803,500
Oil, Gas & Consumable Fuels - 8.7%
Alpha Natural Resources, Inc. (I)(L)	140,380	1,050,042
Anadarko Petroleum Corp.	210,251	15,388,271
Banpu PCL	45,215	581,946
BG Group PLC (I)	438,971	7,530,839
BP PLC, ADR	207,540	8,666,870
Cabot Oil & Gas Corp.	71,960	3,389,316
Cheniere Energy, Inc. (I)(L)	45,270	760,536
Chesapeake Energy Corp. (L)	45,340	772,140
Chevron Corp.	64,300	6,795,867
Cobalt International Energy, Inc. (I)	480,792	11,212,069
CONSOL Energy, Inc.	68,160	2,136,816
Exxon Mobil Corp.	63,950	5,636,553
Inpex Corp.	137	734,417
JX Holdings, Inc.	345,230	1,853,121
Karoon Gas Australia, Ltd. (I)	767,825	3,925,385
KiOR, Inc., Class A (I)(L)	108,384	699,077
Occidental Petroleum Corp.	146,353	11,007,209
Peabody Energy Corp.	42,500	1,067,175
Pioneer Natural Resources Company	52,360	5,602,520
Rosetta Resources, Inc. (I)(L)	44,820	2,014,211
Royal Dutch Shell PLC, ADR, Class B (L)	79,000	5,457,320
Tesoro Corp. (L)	99,430	4,203,900
Uranium One, Inc. (I)(L)	724,655	1,393,357
Valero Energy Corp.	83,130	2,681,774

		104,560,731

		129,364,231

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 13.7%
Capital Markets - 3.2%
Affiliated Managers Group, Inc. (I)	5,200	$670,124
BlackRock, Inc.	80,912	15,942,900
CETIP SA - Mercados Organizados	98,700	1,013,883
Invesco, Ltd.	183,990	4,597,910
LPL Financial Holdings, Inc.	47,860	1,340,559
Matsui Securities Company, Ltd. (L)	250,375	1,991,537
Raymond James Financial, Inc.	20,400	770,100
SBI Holdings, Inc. (L)	248,230	1,862,431
SEI Investments Company	301,740	6,641,297
T. Rowe Price Group, Inc. (L)	31,240	2,020,291
UBS AG (I)	76,480	1,197,820

		38,048,852
Commercial Banks - 3.3%
China Construction Bank Corp., H Shares	1,717,610	1,315,240
Cullen/Frost Bankers, Inc. (L)	14,995	818,877
Erste Group Bank AG (I)	19,115	562,847
First Niagara Financial Group, Inc.	145,380	1,096,165
First Republic Bank	65,080	2,201,006
Industrial & Commercial Bank of China, Ltd.,
H Shares	2,023,585	1,364,078
Lloyds Banking Group PLC (I)	955,144	711,893
M&T Bank Corp. (L)	80,855	7,901,959
PNC Financial Services Group, Inc.	191,426	10,746,656
Royal Bank of Scotland Group PLC (I)	100,129	474,963
Societe Generale SA (I)	19,882	720,018
Wells Fargo & Company	345,933	11,419,248

		39,332,950
Diversified Financial Services - 2.6%
Bank of America Corp.	1,334,714	13,160,280
Citigroup, Inc.	142,225	4,916,718
JPMorgan Chase & Company	186,206	7,649,342
Moody’s Corp.	9,300	451,794
NYSE Euronext (L)	115,320	2,692,722
PHH Corp. (I)(L)	135,680	2,972,749

		31,843,605
Insurance - 2.9%
ACE, Ltd.	73,315	5,808,747
Aegon NV	82,952	477,738
Alleghany Corp. (I)	9,310	3,267,810
American International Group, Inc. (I)	346,945	11,494,288
Berkshire Hathaway, Inc., Class B (I)	31,480	2,772,758
China Taiping Insurance
Holdings Company, Ltd. (I)	860,670	1,438,465
Fidelity National Financial, Inc., Class A	24,200	585,882
Markel Corp. (I)	1,520	728,080
Marsh & McLennan Companies, Inc.	218,000	7,677,960
Prudential PLC	42,772	620,643

		34,872,371
Real Estate Investment Trusts - 1.3%
Public Storage	17,150	2,411,976
Rayonier, Inc. (L)	71,180	3,547,611
Unibail-Rodamco SE	2,806	658,942
Weyerhaeuser Company	325,615	8,973,949

		15,592,478
Real Estate Management & Development - 0.4%
BR Malls Participacoes SA	45,300	581,938
Jones Lang LaSalle, Inc.	5,500	451,055
Realogy Holdings Corp. (I)(L)	92,270	3,225,220

		4,258,213

24

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 0.0%
Flagstar Bancorp, Inc. (I)	20,500	$374,330

		164,322,799
Health Care - 15.0%
Biotechnology - 2.7%
Algeta ASA (I)(L)	75,067	2,025,450
Arena Pharmaceuticals, Inc. (I)(L)	217,480	1,926,873
Biogen Idec, Inc. (I)	26,035	3,881,558
BioMarin Pharmaceutical, Inc. (I)	17,355	843,453
Cubist Pharmaceuticals, Inc. (I)	34,890	1,416,883
Elan Corp. PLC, ADR (I)(L)	36,777	367,034
Exelixis, Inc. (I)(L)	221,750	1,084,358
Gilead Sciences, Inc. (I)	94,945	7,120,875
Onyx Pharmaceuticals, Inc. (I)	49,280	3,719,162
Puma Biotechnology, Inc. (I)(L)	36,490	751,694
Regeneron Pharmaceuticals, Inc. (I)	34,097	6,019,825
Rigel Pharmaceuticals, Inc. (I)	97,240	807,092
Sarepta Therapeutics, Inc. (I)(L)	44,140	1,294,626
Seattle Genetics, Inc. (I)(L)	61,230	1,549,731

		32,808,614
Health Care Equipment & Supplies - 2.4%
Edwards Lifesciences Corp. (I)	92,640	8,038,373
Hologic, Inc. (I)	648,870	12,380,440
Intuitive Surgical, Inc. (I)	1,410	745,890
Medtronic, Inc.	184,436	7,766,600

		28,931,303
Health Care Providers & Services - 2.7%
Brookdale Senior Living, Inc. (I)	93,090	2,379,380
Cardinal Health, Inc.	251,370	10,167,917
Catamaran Corp. (I)	258,116	12,567,668
Cigna Corp.	119,625	6,252,799
McKesson Corp.	9,500	897,465

		32,265,229
Health Care Technology - 0.1%
CareView Communications, Inc. (I)(L)	1,950,070	1,579,557
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	140,240	5,369,790
Pharmaceuticals - 6.6%
Eli Lilly & Company	226,310	11,098,242
Johnson & Johnson	204,117	14,233,078
MAP Pharmaceuticals, Inc. (I)(L)	60,765	968,594
Merck & Company, Inc.	481,926	21,349,322
Mylan, Inc. (I)	19,300	524,574
Pfizer, Inc.	98,629	2,467,698
Roche Holdings AG	88,431	17,407,807
Teva Pharmaceutical Industries, Ltd., ADR (L)	129,343	5,218,990
TherapeuticsMD, Inc. (I)(L)	654,727	1,964,181
Watson Pharmaceuticals, Inc. (I)	40,610	3,574,086

		78,806,572

		179,761,065
Industrials - 12.3%
Aerospace & Defense - 3.0%
DigitalGlobe, Inc. (I)(L)	167,985	4,189,546
GeoEye, Inc. (I)	30,200	922,912
Lockheed Martin Corp. (L)	74,112	6,914,650
Northrop Grumman Corp.	103,915	6,931,131
Rolls-Royce Holdings PLC (I)	313,173	4,470,942
Safran SA	107,383	4,400,355
TransDigm Group, Inc.	24,598	3,345,820

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
United Technologies Corp.	63,700	$5,103,007

		36,278,363
Air Freight & Logistics - 0.9%
United Parcel Service, Inc., Class B	152,019	11,114,109
Airlines - 0.4%
AirAsia BHD	1,362,147	1,278,295
Delta Air Lines, Inc. (I)	301,290	3,012,893
Gol Linhas Aereas
Inteligentes SA, ADR (I)(L)	155,465	747,787

		5,038,975
Building Products - 0.8%
Lennox International, Inc. (L)	126,540	6,654,739
Masco Corp.	35,100	595,296
Owens Corning, Inc. (I)	55,420	1,916,424

		9,166,459
Commercial Services & Supplies - 0.2%
The ADT Corp.	42,560	1,953,504
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (I)(L)	121,820	4,987,311
Electrical Equipment - 1.0%
General Cable Corp. (I)	102,880	2,953,685
Hubbell, Inc., Class B	6,900	581,325
Polypore International, Inc. (I)(L)	201,188	8,258,767
Schneider Electric SA	6,469	455,147

		12,248,924
Industrial Conglomerates - 0.5%
3M Company	71,504	6,503,289
Machinery - 2.3%
Amada Company, Ltd.	116,790	670,207
Eaton Corp. PLC (I)(L)	99,900	5,210,784
Flowserve Corp.	6,300	872,865
IDEX Corp. (L)	51,050	2,294,698
Illinois Tool Works, Inc.	13,700	843,509
Meritor, Inc. (I)	233,255	998,331
Nordson Corp.	7,600	465,044
PACCAR, Inc. (L)	138,860	6,101,508
Pall Corp. (L)	40,895	2,432,435
Stanley Black & Decker, Inc.	60,320	4,337,611
Vallourec SA	21,067	1,095,315
Valmont Industries, Inc.	5,890	822,597
Wabtec Corp.	9,420	797,120

		26,942,024
Professional Services - 1.1%
IHS, Inc., Class A (I)	96,790	8,918,231
Manpower, Inc.	37,260	1,432,274
Verisk Analytics, Inc., Class A (I)	62,695	3,124,719

		13,475,224
Road & Rail - 1.2%
Canadian National Railway Company	26,620	2,394,152
Canadian Pacific Railway Ltd.	24,250	2,263,495
Hertz Global Holdings, Inc. (I)(L)	410,095	6,413,886
J.B. Hunt Transport Services, Inc. (L)	7,250	431,013
Landstar System, Inc.	57,767	2,921,277

		14,423,823
Trading Companies & Distributors - 0.5%
MSC Industrial Direct Company, Inc., Class A	78,330	5,691,458

25

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Wolseley PLC (I)	9,825	$456,454

		6,147,912

		148,279,917
Information Technology - 15.0%
Communications Equipment - 2.0%
Acme Packet, Inc. (I)(L)	93,940	1,874,103
Cisco Systems, Inc.	940,082	17,776,951
JDS Uniphase Corp. (I)	128,800	1,562,344
Motorola Solutions, Inc.	39,370	2,143,697
ZTE Corp., H Shares	413,270	627,640

		23,984,735
Computers & Peripherals - 0.9%
3D Systems Corp. (I)(L)	64,240	2,872,170
Apple, Inc.	1,980	1,158,854
SanDisk Corp. (I)	144,640	5,655,424
Toshiba Corp.	348,740	1,197,662

		10,884,110
Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics, Inc. (I)	179,310	6,681,091
Universal Display Corp. (I)(L)	54,610	1,304,087

		7,985,178
Internet Software & Services - 2.9%
Akamai Technologies, Inc. (I)	160,250	5,868,355
eBay, Inc. (I)	119,130	6,292,447
Equinix, Inc. (I)	14,340	2,663,798
Google, Inc., Class A (I)	880	614,566
IAC/InterActiveCorp	158,200	7,459,130
LinkedIn Corp., Class A (I)	73,260	7,922,336
Tencent Holdings, Ltd.	10,645	346,362
Velti PLC (I)	35,960	122,624
Web.com Group, Inc. (I)(L)	114,524	1,730,458
Yahoo!, Inc. (I)	99,040	1,858,981

		34,879,057
IT Services - 1.3%
Amadeus IT Holding SA, A Shares	83,018	1,939,461
Automatic Data Processing, Inc.	60,924	3,458,046
Fidelity National Information Services, Inc.	16,400	592,040
Mastercard, Inc., Class A	3,080	1,505,134
The Western Union Company	575,623	7,258,606
VeriFone Systems, Inc. (I)	32,630	991,626

		15,744,913
Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.	159,500	6,475,700
ASML Holding NV, ADR	27,504	1,720,950
Avago Technologies, Ltd.	93,575	3,284,483
GT Advanced Technologies Inc. (I)(L)	377,855	1,273,371
Intel Corp.	201,400	3,941,398
Marvell Technology Group, Ltd.	68,125	577,700
Micron Technology, Inc. (I)	280,775	1,679,035
RF Micro Devices, Inc. (I)(L)	238,995	1,032,458
Skyworks Solutions, Inc. (I)	27,980	633,747

		20,618,842
Software - 5.5%
Activision Blizzard, Inc. (L)	88,540	1,012,898
ANSYS, Inc. (I)(L)	22,165	1,470,204
BroadSoft, Inc. (I)	113,400	3,586,842
Cadence Design Systems, Inc. (I)(L)	664,890	8,464,050
Concur Technologies, Inc. (I)(L)	81,600	5,361,936
FactSet Research Systems, Inc. (L)	23,515	2,172,551

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	243,547	$6,483,221
NetSuite, Inc. (I)	4,800	286,176
Oracle Corp.	356,169	11,433,025
Salesforce.com, Inc. (I)(L)	58,740	9,261,536
ServiceNow, Inc. (I)(L)	101,500	3,311,945
Solera Holdings, Inc.	192,150	9,945,684
Synopsys, Inc. (I)	18,040	591,712
TIBCO Software, Inc. (I)	133,950	3,355,448

		66,737,228

		180,834,063
Materials - 6.0%
Chemicals - 1.7%
Celanese Corp., Series A	70,100	2,876,904
LyondellBasell Industries NV, Class A	11,400	566,922
Methanex Corp. (L)	72,646	2,196,815
Mitsubishi Gas & Chemicals Company, Inc.	244,155	1,445,983
PTT Global Chemical PCL	525,775	1,113,567
The Dow Chemical Company	115,800	3,496,002
The Mosaic Company	57,285	3,096,827
The Sherwin-Williams Company	20,820	3,175,466
W.R. Grace & Company (I)	9,450	618,692
Westlake Chemical Corp.	7,730	559,729
Zeon Corp.	82,735	672,332

		19,819,239
Construction Materials - 0.1%
Cemex SAB de CV, ADR (I)	60,000	534,000
Siam Cement PCL, NVDR	25,400	326,770
Vulcan Materials Company	17,500	924,700

		1,785,470
Containers & Packaging - 1.3%
Crown Holdings, Inc. (I)	101,480	3,790,278
Graphic Packaging Holding Company (I)	148,030	960,715
Packaging Corp. of America	101,570	3,701,211
Rock-Tenn Company, Class A	86,270	5,611,001
Silgan Holdings, Inc.	46,215	2,055,643

		16,118,848
Metals & Mining - 1.2%
Aurico Gold, Inc. (I)	179,235	1,412,372
China Metal Recycling Holdings, Ltd. (L)	603,860	638,603
Continental Gold Ltd. (I)	289,120	2,715,548
Fortescue Metals Group, Ltd. (L)	275,571	1,127,704
Freeport-McMoRan Copper & Gold, Inc.	13,800	538,338
Molycorp, Inc. (I)(L)	230,160	2,064,535
Mongolian Mining Corp. (I)	1,094,040	545,928
SunCoke Energy, Inc. (I)	186,930	3,037,613
Walter Energy, Inc.	81,710	2,467,642

		14,548,283
Paper & Forest Products - 1.7%
International Paper Company	238,355	8,852,505
Louisiana-Pacific Corp. (I)	452,808	7,887,915
Norbord, Inc. (I)	142,725	3,492,872
Sino-Forest Corp. (I)(L)	157,965	0

		20,233,292

		72,505,132
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.5%
American Tower Corp.	29,056	2,177,166

26

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
AT&T, Inc.	114,200	$3,897,646

		6,074,812

		6,074,812
Utilities - 0.8%
Gas Utilities - 0.8%
UGI Corp.	283,692	9,424,248

TOTAL COMMON STOCKS (Cost $1,107,338,043)		$1,167,237,571

PREFERRED SECURITIES - 0.0%
Industrials - 0.0%
Rolls-Royce Holdings PLC, C Shares	20,219,648	32,395

TOTAL PREFERRED SECURITIES (Cost $32,247)		$32,395

SECURITIES LENDING COLLATERAL - 11.6%
Securities Lending Collateral - 11.6%
John Hancock Collateral
Investment Trust, 0.2768% (W)(Y)	$13,913,463	139,230,634

TOTAL SECURITIES LENDING
COLLATERAL (Cost $139,251,006)		$139,230,634

SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreement - 2.3%
Deutsche Bank Tri-Party Repurchase
Agreement dated 11/30/2012 at 0.250% to
be repurchased at $27,400,571 on
12/03/2012 collateralized by $25,429,521
Government National Mortgage Association,
5.000% due 01/15/2039 - 04/15/2040
(valued at $27,948,000, including interest)	$27,400,000	$27,400,000

TOTAL SHORT-TERM INVESTMENTS (Cost $27,400,000)		$27,400,000

Total Investments (Alpha Opportunities Fund)
(Cost $1,274,021,296) - 111.0%		$1,333,900,600
Other assets and liabilities, net - (11.0%)		(132,607,635)

TOTAL NET ASSETS - 100.0%		$1,201,292,965

Blue Chip Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.4%
Consumer Discretionary - 23.2%
Automobiles - 0.5%
Harley-Davidson, Inc.	207,400	$9,739,502
Hotels, Restaurants & Leisure - 6.7%
Carnival Corp. (L)	642,000	24,819,720
Chipotle Mexican Grill, Inc. (I)	40,800	10,762,224
Las Vegas Sands Corp.	455,600	21,253,740
Marriott International, Inc. (L)	266,085	9,656,225
Starbucks Corp.	747,000	38,746,890
Starwood Hotels & Resorts Worldwide, Inc.	364,100	19,646,836
Tim Hortons, Inc.	4,000	185,280
Wynn Resorts, Ltd.	8,100	910,440
Yum! Brands, Inc.	299,300	20,077,044

		146,058,399
Internet & Catalog Retail - 7.6%
Amazon.com, Inc. (I)	371,911	93,740,168

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
Expedia, Inc. (L)	27,200	$1,682,592
Liberty Interactive Corp., Series A (I)	285,500	5,510,150
priceline.com, Inc. (I)	96,500	63,994,940

		164,927,850
Media - 1.7%
Discovery Communications, Inc., Series C (I)	336,900	18,960,732
Omnicom Group, Inc.	87,000	4,327,380
The Walt Disney Company	257,700	12,797,382

		36,085,494
Multiline Retail - 0.4%
Dollar General Corp. (I)	118,900	5,945,000
Dollar Tree, Inc. (I)	72,600	3,030,324

		8,975,324
Specialty Retail - 2.2%
Bed Bath & Beyond, Inc. (I)	41,100	2,413,392
Limited Brands, Inc. (L)	201,600	10,513,440
O’Reilly Automotive, Inc. (I)	168,400	15,843,072
PetSmart, Inc.	9,400	664,204
Ross Stores, Inc.	94,500	5,378,940
The Home Depot, Inc.	195,500	12,721,185
Tiffany & Company	200	11,796

		47,546,029
Textiles, Apparel & Luxury Goods - 4.1%
Coach, Inc.	104,200	6,026,928
Fossil, Inc. (I)	233,900	20,218,316
Michael Kors Holdings, Ltd. (I)	234,500	12,463,675
NIKE, Inc., Class B	117,000	11,405,160
PVH Corp.	183,100	20,981,429
Ralph Lauren Corp.	117,300	18,426,657

		89,522,165

		502,854,763
Consumer Staples - 1.4%
Beverages - 0.4%
Anheuser-Busch InBev NV, ADR	49,700	4,372,109
Monster Beverage Corp. (I)	97,300	5,064,465
The Coca-Cola Company	14,000	530,880

		9,967,454
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	6,500	675,935
CVS Caremark Corp.	152,500	7,092,775
Whole Foods Market, Inc.	142,000	13,257,120

		21,025,830

		30,993,284
Energy - 4.9%
Energy Equipment & Services - 2.4%
Cameron International Corp. (I)	245,600	13,250,120
FMC Technologies, Inc. (I)(L)	76,100	3,109,446
National Oilwell Varco, Inc.	100	6,830
Schlumberger, Ltd.	479,108	34,313,715

		50,680,111
Oil, Gas & Consumable Fuels - 2.5%
Concho Resources, Inc. (I)	67,200	5,393,472
EOG Resources, Inc.	145,400	17,101,948
EQT Corp.	139,400	8,372,364
Occidental Petroleum Corp.	3,100	233,151
Pioneer Natural Resources Company	130,800	13,995,600

27

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Range Resources Corp. (L)	147,000	$9,410,940

		54,507,475

		105,187,586
Financials - 6.4%
Capital Markets - 4.0%
Ameriprise Financial, Inc.	78,589	4,767,995
Franklin Resources, Inc.	291,835	38,528,057
Invesco, Ltd.	842,100	21,044,079
Morgan Stanley	25,500	430,185
Northern Trust Corp. (L)	167,611	8,048,680
State Street Corp.	117,729	5,231,877
TD Ameritrade Holding Corp. (L)	185,100	2,998,620
The Goldman Sachs Group, Inc.	40,224	4,737,985

		85,787,478
Commercial Banks - 0.5%
U.S. Bancorp	370,500	11,952,330
Consumer Finance - 1.0%
American Express Company	389,448	21,770,143
Diversified Financial Services - 0.7%
Citigroup, Inc.	11,400	394,098
IntercontinentalExchange, Inc. (I)	89,150	11,781,173
JPMorgan Chase & Company	78,200	3,212,456

		15,387,727
Insurance - 0.2%
Marsh & McLennan Companies, Inc.	127,000	4,472,940
Prudential Financial, Inc.	3,000	156,360

		4,629,300

		139,526,978
Health Care - 11.3%
Biotechnology - 5.5%
Alexion Pharmaceuticals, Inc. (I)	207,400	19,914,548
Amgen, Inc.	27,200	2,415,360
Biogen Idec, Inc. (I)	207,300	30,906,357
Celgene Corp. (I)	281,900	22,154,521
Gilead Sciences, Inc. (I)	425,200	31,890,000
Regeneron Pharmaceuticals, Inc. (I)	74,000	13,064,700

		120,345,486
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	129,000	8,548,830
Covidien PLC	86,600	5,032,326
Edwards Lifesciences Corp. (I)	60,900	5,284,293
Intuitive Surgical, Inc. (I)	3,950	2,089,550
Stryker Corp.	131,021	7,096,097

		28,051,096
Health Care Providers & Services - 2.9%
Cardinal Health, Inc.	16,400	663,380
Express Scripts Holding Company (I)	280,400	15,099,540
Henry Schein, Inc. (I)(L)	20,700	1,671,939
McKesson Corp.	351,900	33,243,993
UnitedHealth Group, Inc.	227,400	12,368,286

		63,047,138
Health Care Technology - 0.1%
Cerner Corp. (I)	20,200	1,559,844
Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc.	233,700	14,851,635
Pharmaceuticals - 0.8%
Allergan, Inc.	191,200	17,733,800

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Perrigo Company (L)	100	$10,350

		17,744,150

		245,599,349
Industrials - 12.7%
Aerospace & Defense - 3.4%
Honeywell International, Inc.	265,700	16,295,381
Precision Castparts Corp.	211,400	38,768,646
The Boeing Company	217,300	16,141,044
United Technologies Corp.	44,900	3,596,939

		74,802,010
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc. (L)	3,300	203,742
FedEx Corp.	279,600	25,032,588

		25,236,330
Airlines - 0.1%
United Continental Holdings, Inc. (I)(L)	130,000	2,628,600
Electrical Equipment - 0.5%
AMETEK, Inc.	6,500	242,645
Roper Industries, Inc.	91,800	10,238,454

		10,481,099
Industrial Conglomerates - 3.1%
3M Company	41,900	3,810,805
Danaher Corp.	1,180,074	63,688,594

		67,499,399
Professional Services - 0.5%
IHS, Inc., Class A (I)	106,500	9,812,910
Road & Rail - 2.5%
J.B. Hunt Transport Services, Inc. (L)	51,300	3,049,785
Kansas City Southern	151,600	11,847,540
Union Pacific Corp.	327,700	40,235,006

		55,132,331
Trading Companies & Distributors - 1.4%
Fastenal Company (L)	505,300	21,126,593
W.W. Grainger, Inc. (L)	50,500	9,798,010

		30,924,603

		276,517,282
Information Technology - 32.6%
Communications Equipment - 2.5%
Juniper Networks, Inc. (I)	412,079	7,409,180
QUALCOMM, Inc.	749,123	47,659,205

		55,068,385
Computers & Peripherals - 10.5%
Apple, Inc.	349,500	204,555,360
EMC Corp. (I)	945,400	23,464,828

		228,020,188
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp., Class A (L)	16,200	1,003,104
Trimble Navigation, Ltd. (I)	8,100	450,684

		1,453,788
Internet Software & Services - 10.2%
Baidu, Inc., ADR (I)(L)	307,600	29,624,956
eBay, Inc. (I)	785,362	41,482,821
Facebook, Inc., Class A (I)	535,165	14,984,620
Google, Inc., Class A (I)	146,984	102,649,216
LinkedIn Corp., Class A (I)	87,700	9,483,878

28

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Tencent Holdings, Ltd.	674,000	$21,930,315

		220,155,806
IT Services - 5.6%
Accenture PLC, Class A	103,700	7,043,304
Alliance Data Systems Corp. (I)(L)	47,700	6,796,773
Cognizant Technology
Solutions Corp., Class A (I)	62,500	4,201,875
Fiserv, Inc. (I)(L)	71,600	5,512,484
Mastercard, Inc., Class A	132,760	64,877,157
Visa, Inc., Class A (L)	220,300	32,981,113

		121,412,706
Semiconductors & Semiconductor Equipment - 1.6%
Altera Corp.	10,100	327,139
Broadcom Corp., Class A (I)	788,100	25,518,678
Xilinx, Inc. (L)	259,075	8,976,949

		34,822,766
Software - 2.1%
Autodesk, Inc. (I)	231,900	7,682,847
Intuit, Inc.	95,400	5,715,414
Oracle Corp.	12,600	404,460
Red Hat, Inc. (I)	161,400	7,973,160
Salesforce.com, Inc. (I)	151,500	23,887,005

		45,662,886

		706,596,525
Materials - 4.6%
Chemicals - 4.6%
Ecolab, Inc.	227,000	16,362,160
Monsanto Company	199,604	18,281,730
Praxair, Inc.	342,300	36,697,983
The Sherwin-Williams Company	185,400	28,277,208

		99,619,081

		99,619,081
Telecommunication Services - 2.3%
Diversified Telecommunication Services - 2.3%
American Tower Corp.	650,862	48,769,090

TOTAL COMMON STOCKS (Cost $1,281,631,593)		$2,155,663,938

SECURITIES LENDING COLLATERAL - 3.3%
Securities Lending Collateral - 3.3%
John Hancock Collateral
Investment Trust, 0.2768% (W)(Y)	7,256,406	72,614,126

TOTAL SECURITIES LENDING
COLLATERAL (Cost $72,597,416)		$72,614,126

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
State Street Institutional U.S. Government
Money Market Fund, 0.0475% (Y)	500,000	500,000
T. Rowe Price Prime Reserve Investment
Fund, 0.1281% (Y)	5,317,282	5,317,282

		5,817,282

TOTAL SHORT-TERM INVESTMENTS (Cost $5,817,282)		$5,817,282

Total Investments (Blue Chip Growth Fund)
(Cost $1,360,046,291) - 103.0%		$2,234,095,346
Other assets and liabilities, net - (3.0%)		(64,525,302)

TOTAL NET ASSETS - 100.0%		$2,169,570,044

Capital Appreciation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.3%
Consumer Discretionary - 22.4%
Auto Components - 0.5%
BorgWarner, Inc. (I)(L)	138,742	$9,198,595
Hotels, Restaurants & Leisure - 3.7%
Chipotle Mexican Grill, Inc. (I)(L)	74,977	19,777,433
Dunkin’ Brands Group, Inc. (L)	582,705	18,541,673
Yum! Brands, Inc.	432,572	29,016,930

		67,336,036
Internet & Catalog Retail - 4.8%
Amazon.com, Inc. (I)	226,795	57,163,680
priceline.com, Inc. (I)	46,239	30,663,855

		87,827,535
Media - 1.5%
The Walt Disney Company	565,056	28,060,681
Multiline Retail - 0.7%
Family Dollar Stores, Inc.	173,971	12,386,735
Specialty Retail - 4.3%
Inditex SA	313,717	42,997,781
TJX Companies, Inc.	806,688	35,768,546

		78,766,327
Textiles, Apparel & Luxury Goods - 6.9%
Burberry Group PLC	606,829	12,518,325
Coach, Inc.	446,947	25,851,414
Lululemon Athletica, Inc. (I)(L)	310,035	22,254,312
NIKE, Inc., Class B	377,817	36,829,601
Ralph Lauren Corp.	185,837	29,193,134

		126,646,786

		410,222,695
Consumer Staples - 7.3%
Food & Staples Retailing - 3.5%
Costco Wholesale Corp.	333,104	34,639,485
Whole Foods Market, Inc.	306,326	28,598,595

		63,238,080
Food Products - 2.3%
Kraft Foods Group, Inc. (I)	182,906	8,271,009
Mead Johnson Nutrition Company	216,936	14,792,866
Mondelez International, Inc., Class A	735,049	19,030,419

		42,094,294
Personal Products - 1.5%
The Estee Lauder Companies, Inc., Class A	487,251	28,382,371

		133,714,745
Energy - 3.4%
Energy Equipment & Services - 1.3%
National Oilwell Varco, Inc.	360,561	24,626,316
Oil, Gas & Consumable Fuels - 2.1%
Concho Resources, Inc. (I)	276,710	22,208,745
EOG Resources, Inc.	136,066	16,004,083

		38,212,828

		62,839,144
Financials - 2.3%
Capital Markets - 2.3%
The Goldman Sachs Group, Inc.	357,567	42,117,817
Health Care - 15.4%
Biotechnology - 5.1%
Alexion Pharmaceuticals, Inc. (I)	290,969	27,938,843
Biogen Idec, Inc. (I)	182,717	27,241,278

29

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Gilead Sciences, Inc. (I)(L)	283,897	$21,292,275
Vertex Pharmaceuticals, Inc. (I)	432,599	17,213,114

		93,685,510
Health Care Providers & Services - 2.6%
Express Scripts Holding Company (I)	536,180	28,873,293
UnitedHealth Group, Inc.	324,425	17,645,476

		46,518,769
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (I)(L)	258,956	13,908,527
Pharmaceuticals - 6.9%
Abbott Laboratories	257,510	16,738,150
Allergan, Inc.	296,957	27,542,762
Bristol-Myers Squibb Company	441,516	14,406,667
Novo Nordisk A/S, ADR (L)	179,648	28,504,748
Perrigo Company (L)	125,862	13,026,717
Shire PLC, ADR	309,629	26,823,160

		127,042,204

		281,155,010
Industrials - 7.4%
Aerospace & Defense - 5.5%
Precision Castparts Corp.	243,681	44,688,659
The Boeing Company	416,735	30,955,076
United Technologies Corp.	316,320	25,340,395

		100,984,130
Electrical Equipment - 0.4%
Roper Industries, Inc. (L)	60,749	6,775,336
Road & Rail - 1.5%
Union Pacific Corp.	220,378	27,058,011

		134,817,477
Information Technology - 36.5%
Communications Equipment - 0.8%
QUALCOMM, Inc.	223,891	14,243,945
Computers & Peripherals - 8.9%
Apple, Inc.	209,147	122,409,556
EMC Corp. (I)	1,663,862	41,297,055

		163,706,611
Internet Software & Services - 9.8%
Baidu, Inc., ADR (I)	192,747	18,563,464
eBay, Inc. (I)	394,989	20,863,319
Facebook, Inc., Class A (I)	763,634	21,381,752
Google, Inc., Class A (I)	91,758	64,081,034
LinkedIn Corp., Class A (I)	241,818	26,150,199
Rackspace Hosting, Inc. (I)(L)	247,338	17,096,003
Tencent Holdings, Ltd.	279,866	9,106,156
Youku.com, Inc., ADR (I)(L)	98,123	1,673,978

		178,915,905
IT Services - 8.1%
IBM Corp.	196,624	37,372,324
Mastercard, Inc., Class A	132,285	64,645,034
Teradata Corp. (I)(L)	162,526	9,667,046
Visa, Inc., Class A	245,728	36,787,939

		148,472,343
Semiconductors & Semiconductor Equipment - 2.7%
ARM Holdings PLC, ADR (L)	467,591	17,450,496
Avago Technologies, Ltd.	461,599	16,202,125
Broadcom Corp., Class A	511,238	16,553,886

		50,206,507

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 6.2%
Intuit, Inc. (L)	301,002	$18,033,030
Red Hat, Inc. (I)	479,739	23,699,107
Salesforce.com, Inc. (I)(L)	223,764	35,280,870
Splunk, Inc. (I)(L)	178,551	5,392,240
VMware, Inc., Class A (I)	280,838	25,542,216
Workday, Inc., Class A (I)	97,495	4,884,500

		112,831,963

		668,377,274
Materials - 1.7%
Chemicals - 1.7%
Monsanto Company	350,351	32,088,648
Telecommunication Services - 2.9%
Diversified Telecommunication Services - 1.9%
American Tower Corp.	454,037	34,020,992
Wireless Telecommunication Services - 1.0%
Crown Castle International Corp. (I)(L)	282,056	19,044,720

		53,065,712

TOTAL COMMON STOCKS (Cost $1,293,576,160)		$1,818,398,522

SECURITIES LENDING COLLATERAL - 7.8%
John Hancock Collateral
Investment Trust, 0.2768% (W)(Y)	14,178,776	141,885,296

TOTAL SECURITIES LENDING
COLLATERAL (Cost $141,859,370)		$141,885,296

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	14,108,537	14,108,537

TOTAL SHORT-TERM INVESTMENTS (Cost $14,108,537)		$14,108,537

Total Investments (Capital Appreciation Fund)
(Cost $1,449,544,067) - 107.9%		$1,974,392,355
Other assets and liabilities, net - (7.9%)		(143,981,030)

TOTAL NET ASSETS - 100.0%		$1,830,411,325

Capital Appreciation Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 57.1%
Consumer Discretionary - 9.6%
Auto Components - 2.7%
Delphi Automotive PLC (I)	540,600	$18,374,994
Johnson Controls, Inc.	307,600	8,471,304
TRW Automotive Holdings Corp. (I)	514,200	26,039,088

		52,885,386
Automobiles - 0.6%
General Motors Company (I)	465,900	12,057,492
Leisure Equipment & Products - 0.7%
Hasbro, Inc. (L)	323,520	12,442,579
Media - 2.0%
Omnicom Group, Inc.	84,800	4,217,952
The McGraw-Hill Companies, Inc.	189,000	10,037,790
The Walt Disney Company (D)	506,400	25,147,824

		39,403,566

30

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail - 1.0%
Dollar General Corp. (I)	291,400	$14,570,000
Kohl’s Corp.	110,200	4,920,430

		19,490,430
Specialty Retail - 2.6%
AutoZone, Inc. (I)	58,900	22,604,053
Lowe’s Companies, Inc.	780,600	28,171,854

		50,775,907

		187,055,360
Consumer Staples - 7.0%
Beverages - 1.4%
Coca-Cola Enterprises, Inc.	165,100	5,147,818
PepsiCo, Inc. (D)	314,400	22,074,024

		27,221,842
Food Products - 2.1%
General Mills, Inc.	464,900	19,056,251
Kellogg Company (L)	403,100	22,355,926

		41,412,177
Household Products - 2.1%
The Procter & Gamble Company (D)	578,800	40,417,604
Personal Products - 0.3%
Avon Products, Inc. (L)	428,100	5,971,995
Tobacco - 1.1%
Altria Group, Inc.	37,400	1,264,494
Philip Morris International, Inc.	232,700	20,915,076

		22,179,570

		137,203,188
Energy - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Anadarko Petroleum Corp.	93,100	6,813,989
Apache Corp.	139,800	10,777,182
Chevron Corp.	40,300	4,259,307
EOG Resources, Inc. (D)	14,200	1,670,204
Exxon Mobil Corp.	144,300	12,718,602
Range Resources Corp.	86,000	5,505,720
Spectra Energy Corp.	284,400	7,948,980
The Williams Companies, Inc.	743,600	24,419,824

		74,113,808

		74,113,808
Financials - 7.5%
Capital Markets - 4.8%
Invesco, Ltd.	1,535,600	38,374,644
Northern Trust Corp.	259,100	12,441,982
State Street Corp.	378,800	16,833,872
TD Ameritrade Holding Corp.	1,627,500	26,365,500

		94,015,998
Commercial Banks - 1.2%
U.S. Bancorp	685,500	22,114,230
Diversified Financial Services - 0.8%
JPMorgan Chase & Company (D)	390,300	16,033,524
Insurance - 0.7%
Willis Group Holdings PLC	90,300	3,167,724
XL Group PLC	449,800	10,943,634

		14,111,358

		146,275,110

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 10.3%
Health Care Equipment & Supplies - 0.3%
DENTSPLY International, Inc.	128,700	$5,109,390
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp. (L)	352,700	14,890,994
Express Scripts Holding Company (D)(I)	51,300	2,762,505
Henry Schein, Inc. (I)(L)	1,600	129,232
McKesson Corp.	74,300	7,019,121
Quest Diagnostics, Inc. (L)	273,700	15,814,386
UnitedHealth Group, Inc.	314,700	17,116,533

		57,732,771
Life Sciences Tools & Services - 4.9%
Agilent Technologies, Inc.	404,300	15,480,647
Thermo Fisher Scientific, Inc.	1,258,700	79,990,385

		95,471,032
Pharmaceuticals - 2.2%
Pfizer, Inc. (D)	1,703,600	42,624,072

		200,937,265
Industrials - 7.4%
Aerospace & Defense - 3.8%
Honeywell International, Inc.	227,600	13,958,708
United Technologies Corp.	755,600	60,531,116

		74,489,824
Industrial Conglomerates - 3.2%
Danaher Corp.	1,156,700	62,427,099
Machinery - 0.3%
Actuant Corp., Class A (L)	23,035	662,717
Ingersoll-Rand PLC (D)	101,100	4,931,658

		5,594,375
Road & Rail - 0.1%
CSX Corp.	69,500	1,373,320

		143,884,618
Information Technology - 9.4%
Communications Equipment - 0.5%
Cisco Systems, Inc. (D)	569,500	10,769,245
Computers & Peripherals - 2.0%
Apple, Inc.	65,800	38,511,424
Electronic Equipment, Instruments & Components - 1.6%
TE Connectivity, Ltd.	864,500	30,421,755
Internet Software & Services - 1.2%
Google, Inc., Class A (I)	34,000	23,744,580
IT Services - 2.2%
Accenture PLC, Class A (D)	82,900	5,630,568
Fiserv, Inc. (I)(L)	445,200	34,275,948
IBM Corp.	13,700	2,603,959

		42,510,475
Semiconductors & Semiconductor Equipment - 1.0%
Texas Instruments, Inc. (D)(L)	691,100	20,366,717
Software - 0.9%
Autodesk, Inc. (I)	86,000	2,849,180
Microsoft Corp. (D)	151,000	4,019,620
Oracle Corp.	347,000	11,138,700

		18,007,500

		184,331,696

31

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 1.1%
Chemicals - 0.7%
Potash Corp. of Saskatchewan, Inc.	379,900	$14,633,748
Containers & Packaging - 0.4%
Crown Holdings, Inc. (I)(L)	185,100	6,913,485

		21,547,233
Telecommunication Services - 0.1%
Diversified Telecommunication Services - 0.1%
AT&T, Inc. (D)	76,600	2,614,358
Utilities - 0.9%
Electric Utilities - 0.3%
Edison International	101,000	4,593,480
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (L)	195,900	4,133,490
Multi-Utilities - 0.4%
PG&E Corp.	199,400	8,165,430

		16,892,400

TOTAL COMMON STOCKS (Cost $978,395,958)		$1,114,855,036

PREFERRED SECURITIES - 1.2%
Consumer Discretionary - 0.3%
General Motors Company, Series B, 4.750%	132,600	5,366,322
Financials - 0.5%
AMG Capital Trust I, 5.100%	129,500	6,908,825
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	75,000	2,068,500
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	60,000	1,729,200

		10,706,525
Utilities - 0.4%
PPL Corp., 8.750%	124,850	6,716,930
SCE Trust I, 5.625%	60,000	1,554,000

		8,270,930

TOTAL PREFERRED SECURITIES (Cost $23,531,154)		$24,343,777

CORPORATE BONDS - 10.3%
Consumer Discretionary - 2.5%
Amazon.com, Inc.
0.650%, 11/27/2015	$3,925,000	$3,909,222
American Honda Finance Corp.
1.000%, 08/11/2015 (S)	3,355,000	3,376,878
CCO Holdings LLC
7.250%, 10/30/2017	710,000	774,788
Dollar General Corp.
4.125%, 07/15/2017	1,125,000	1,181,250
Ford Motor Credit Company LLC
2.500%, 01/15/2016	4,800,000	4,857,082
2.750%, 05/15/2015	2,300,000	2,342,042
3.875%, 01/15/2015	3,260,000	3,385,741
4.250%, 02/03/2017	1,110,000	1,180,495
5.000%, 05/15/2018	1,490,000	1,633,302
6.625%, 08/15/2017	1,225,000	1,426,315
7.000%, 10/01/2013	1,900,000	1,987,094
8.000%, 06/01/2014	1,900,000	2,071,177
Lamar Media Corp.
9.750%, 04/01/2014	840,000	924,000
MGM Resorts International
9.000%, 03/15/2020	10,710,000	11,914,875
13.000%, 11/15/2013	480,000	532,800

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
The Walt Disney Company
0.450%, 12/01/2015	$1,465,000	$1,457,776
Turner Broadcasting System, Inc.
8.375%, 07/01/2013	3,250,000	3,393,137
Unitymedia Hessen GmbH & Company KG
7.500%, 03/15/2019 (S)	150,000	165,000
7.500%, 03/15/2019 (S)	720,000	1,026,618
8.125%, 12/01/2017 (S)	1,430,000	2,015,545

		49,555,137
Consumer Staples - 0.7%
Campbell Soup Company
0.613%, 08/01/2014 (P)	5,250,000	5,270,165
Costco Wholesale Corp.
0.650%, 12/07/2015	2,585,000	2,586,016
Heineken NV
0.800%, 10/01/2015 (S)	940,000	938,064
Reynolds American, Inc.
1.050%, 10/30/2015	305,000	305,138
Rite Aid Corp.
10.375%, 07/15/2016	250,000	264,063
Walgreen Company
0.899%, 03/13/2014 (P)	2,480,000	2,487,589
1.000%, 03/13/2015	2,480,000	2,483,665

		14,334,700
Energy - 2.2%
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023	6,850,000	7,082,813
EP Energy LLC
6.875%, 05/01/2019	775,000	838,938
EQT Corp.
4.875%, 11/15/2021	8,885,000	9,592,166
6.500%, 04/01/2018	1,165,000	1,351,207
Laredo Petroleum, Inc.
7.375%, 05/01/2022	400,000	433,000
9.500%, 02/15/2019	1,450,000	1,624,000
Marathon Oil Corp.
0.900%, 11/01/2015	400,000	400,412
ONEOK Partners LP
2.000%, 10/01/2017	1,120,000	1,132,461
Plains Exploration & Production Company
6.750%, 02/01/2022	1,600,000	1,648,000
QEP Resources, Inc.
6.875%, 03/01/2021	100,000	114,750
Range Resources Corp.
5.000%, 08/15/2022	6,425,000	6,698,063
5.750%, 06/01/2021	1,345,000	1,429,063
8.000%, 05/15/2019	3,150,000	3,465,000
Shell International Finance BV
0.625%, 12/04/2015	3,075,000	3,073,930
SM Energy Company
6.500%, 01/01/2023	1,350,000	1,424,250
Total Capital International SA
0.750%, 01/25/2016	1,965,000	1,946,926
Whiting Petroleum Corp.
6.500%, 10/01/2018	325,000	350,188

		42,605,167
Financials - 1.2%
American Honda Finance Corp.
0.393%, 08/02/2013 (P)(S)	3,520,000	3,520,046
CIT Group, Inc.
5.250%, 04/01/2014 (S)	400,000	414,000
CNH Capital LLC
6.250%, 11/01/2016	525,000	573,563

32

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
E*Trade Financial Corp.
6.000%, 11/15/2017	$600,000	$607,500
6.375%, 11/15/2019	2,350,000	2,370,563
6.750%, 06/01/2016	275,000	288,750
Host Hotels & Resorts LP
5.875%, 06/15/2019	1,325,000	1,449,219
6.750%, 06/01/2016	264,000	270,765
International Lease Finance Corp.
6.500%, 09/01/2014 (S)	3,825,000	4,073,625
6.750%, 09/01/2016 (S)	2,919,000	3,254,685
7.125%, 09/01/2018 (S)	1,790,000	2,071,925
Legg Mason, Inc.
5.500%, 05/21/2019 (S)	3,625,000	3,981,591
Regions Bank
7.500%, 05/15/2018	75,000	90,000
Synovus Financial Corp.
5.125%, 06/15/2017	85,000	82,450

		23,048,682
Health Care - 0.1%
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	625,000	667,188
5.875%, 01/31/2022 (S)	350,000	375,375
Takeda Pharmaceutical Company, Ltd.
1.031%, 03/17/2015 (S)	2,180,000	2,189,494

		3,232,057
Industrials - 1.0%
American Airlines Pass
Through Trust 2009-1A
10.375%, 07/02/2019	68,627	72,745
Caterpillar Financial Services Corp.
0.700%, 11/06/2015	1,595,000	1,591,598
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	1,543,388	1,786,471
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	350,632	404,980
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	1,805,000	1,886,225
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020	435,000	461,100
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)	170,000	178,288
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	134,113	146,853
John Deere Capital Corp.
0.443%, 10/08/2014 (P)	3,250,000	3,251,294
0.700%, 09/04/2015	2,335,000	2,337,281
Schaeffler Finance BV
7.750%, 02/15/2017 (S)	1,000,000	1,095,000
8.500%, 02/15/2019 (S)	1,200,000	1,335,000
United Technologies Corp.
0.811%, 06/01/2015 (P)	3,976,000	4,019,323
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	90,316	97,090
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	290,000	296,163

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021	$355,000	$364,763

		19,324,174
Materials - 0.1%
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
06/29/2067 (P)	1,200,000	1,606,841
Telecommunication Services - 1.7%
American Tower Corp.
4.625%, 04/01/2015	170,000	182,101
British Telecommunications PLC
1.434%, 12/20/2013 (P)	1,375,000	1,384,298
2.000%, 06/22/2015	935,000	961,462
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	825,000	876,563
Cricket Communications, Inc.
7.750%, 10/15/2020	6,030,000	6,256,125
Crown Castle International Corp.
7.125%, 11/01/2019	3,920,000	4,321,800
Matterhorn Mobile SA
5.405%, 05/15/2019 (S)	675,000	737,496
6.750%, 05/15/2019 (S)	1,400,000	1,594,734
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)	4,980,000	6,137,850
11.500%, 11/15/2021	330,000	443,025
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)	1,490,000	1,598,025
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)	4,125,000	4,516,875
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	3,950,000	4,266,000

		33,276,354
Utilities - 0.8%
AmeriGas Finance LLC
6.750%, 05/20/2020	650,000	708,500
7.000%, 05/20/2022	1,275,000	1,389,750
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	6,270,000	6,693,225
CMS Energy Corp.
6.550%, 07/17/2017	745,000	879,040
8.750%, 06/15/2019	345,000	451,856
EQT Corp.
8.125%, 06/01/2019	2,791,000	3,485,599
Florida Power Corp.
0.650%, 11/15/2015	1,705,000	1,703,808

		15,311,778

TOTAL CORPORATE BONDS (Cost $195,049,371)		$202,294,890

CONVERTIBLE BONDS - 1.1%
Energy - 0.1%
Peabody Energy Corp. 4.750%, 12/15/2041	2,662,000	2,420,756
Industrials - 0.3%
Continental Airlines, Inc. 4.500%, 01/15/2015	4,693,000	6,253,423
Information Technology - 0.7%
Xilinx, Inc. 3.125%, 03/15/2037	10,034,000	12,379,448
Telecommunication Services - 0.0%
SBA Communications Corp.
1.875%, 05/01/2013	213,000	352,249

TOTAL CONVERTIBLE BONDS (Cost $20,396,591)		$21,405,876

33

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) - 9.2%
Consumer Discretionary - 2.5%
Cedar Fair LP
4.000%, 12/15/2017	$1,212,566	$1,221,155
Charter Communications Operating LLC
3.460%, 09/06/2016	609,422	612,012
Delta 2 Sarl
6.000%, 04/29/2019	2,985,000	3,011,865
DineEquity, Inc.
4.250%, 10/19/2017	10,879,506	10,958,839
Dollar General Corp.
2.959%, 07/06/2017	2,800,000	2,813,300
Federal-Mogul Corp.
2.148%, 12/29/2014	4,199,768	3,899,224
2.148%, 12/28/2015	3,686,106	3,422,321
Peninsula Gaming LLC
5.750%, 08/03/2017	4,550,000	4,615,406
Station Casinos LLC, TBD
06/17/2016 (T)	3,250,000	3,113,230
Station Casinos, Inc.
5.500%, 09/07/2019	4,175,000	3,999,303
Univision Communications, Inc.
4.459%, 03/31/2017	10,581,785	10,317,241

		47,983,896
Consumer Staples - 2.8%
Dunkin’ Brands, Inc.
4.000%, 11/23/2017	51,475,143	51,653,865
Pinnacle Foods Finance LLC
4.750%, 10/17/2018	2,593,500	2,608,413
4.750%, 10/17/2018	497,500	500,195
Rite Aid Corp.
4.500%, 03/03/2018	497,475	495,609

		55,258,082
Energy - 0.0%
Terra-Gen Finance Company LLC
6.500%, 06/22/2017	484,472	482,050
Financials - 0.3%
Fifth Third Processing
3.750%, 03/27/2019	1,616,875	1,614,854
PQ Corp.
5.250%, 04/10/2017	4,825,000	4,841,082

		6,455,936
Health Care - 0.4%
DaVita, Inc.
4.000%, 11/01/2019	3,800,000	3,807,885
Hologic, Inc.
4.500%, 08/01/2019	3,291,750	3,323,295

		7,131,180
Industrials - 0.6%
Colfax Corp.
4.500%, 01/11/2019	4,168,500	4,214,095
Delos Aircraft, Inc.
4.750%, 04/12/2016	250,000	252,813
Flying Fortress, Inc.
5.000%, 06/30/2017	2,550,000	2,578,688
Schaeffler AG
6.000%, 01/27/2017	4,025,000	4,062,734

		11,108,330
Information Technology - 0.6%
First Data Corp.
5.208%, 03/24/2017	11,546,915	11,305,665

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Telecommunication Services - 2.0%
Crown Castle Operating Company
4.000%, 01/31/2019	$7,946,405	$7,981,171
Intelsat Jackson Holdings SA
4.500%, 04/02/2018	25,000,000	25,089,275
SBA Senior Finance
3.750%, 06/29/2018	197,500	197,451
Telesat Canada
4.250%, 03/28/2019	5,311,688	5,322,311
Telesat Canada, TBD
03/28/2017 (T)	825,000	793,149

		39,383,357

TOTAL TERM LOANS (Cost $176,728,538)		$179,108,496

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.4%
U.S. Government Agency - 5.3%
Federal Home Loan Mortgage Corporation
Series 4074, Class FK,
0.588%, 07/15/2042 (P)	$3,831,773	$3,851,917
Series 4097, Class TF,
0.608%, 05/15/2039 (P)	6,758,538	6,786,714
Series 4091, Class TF,
0.658%, 08/15/2042 (P)	1,605,167	1,619,256
Series 4097, Class FA,
0.658%, 08/15/2042 (P)	6,020,276	6,061,436
Series 4062, Class AF,
0.708%, 06/15/2042 (P)	3,678,613	3,713,714
Series 4086, Class FT,
0.708%, 07/15/2042 (P)	2,917,516	2,949,124
Series 4077, Class FD,
0.708%, 07/15/2042 (P)	1,997,570	2,011,707
Series 4080, Class FA,
0.708%, 07/15/2042 (P)	2,007,038	2,026,895
Series 4089, Class FD,
0.708%, 08/15/2042 (P)	1,212,761	1,224,761
Federal National Mortgage Association
Series 2012-99, Class FB,
0.588%, 09/25/2042 (P)	1,607,409	1,616,520
Series 2012-86, Class CF,
0.608%, 04/25/2039 (P)	3,046,444	3,058,925
Series 2012-114, Class DF,
0.608%, 08/25/2039 (P)	5,851,314	5,874,163
Series 2012-75, Class NF,
0.608%, 07/25/2042 (P)	2,817,782	2,838,090
Series 2012-93, Class FG,
0.608%, 09/25/2042 (P)	3,143,621	3,161,222
Series 2012-113, Class GF,
0.608%, 10/25/2042 (P)	2,808,999	2,824,331
Series 2012-113, Class FC,
0.608%, 10/25/2042 (P)	8,222,368	8,269,350
Series 2012-113, Class FM,
0.608%, 10/25/2042 (P)	6,252,539	6,284,508
Series 2012-79, Class FM,
0.658%, 07/25/2042 (P)	4,150,378	4,176,243
Series 2012-86, Class FC,
0.658%, 08/25/2042 (P)	3,008,273	3,035,759
Series 2012-103, Class CF,
0.658%, 09/25/2042 (P)	5,823,369	5,862,823
Series 2012-99, Class FQ,
0.658%, 09/25/2042 (P)	5,331,814	5,377,993
Series 2012-93, Class,
0.658%, 09/25/2042 (P)	3,333,157	3,356,639
Series 2012-99, Class FA,
0.658%, 09/25/2042 (P)	945,451	952,529

34

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2012-87, Class FK,
0.708%, 08/25/2042 (P)	$2,743,363	$2,773,834
Series 2012-18, Class FB,
0.758%, 03/25/2042 (P)	1,744,929	1,765,516
Government National Mortgage Association
Series 2012-21, Class FQ,
0.558%, 02/20/2042 (P)	2,264,068	2,272,506
Series 2011-93, Class BF,
0.608%, 07/16/2041 (P)	2,685,055	2,697,766
Series 2012-32, Class FP,
0.608%, 03/16/2042 (P)	2,143,496	2,157,023
Series 2012-43, Class FH,
0.608%, 04/16/2042 (P)	4,603,796	4,634,549

		103,235,813
U.S. Government Agency - 0.1%
Federal Home Loan Mortgage Corporation (P)	2,234,026	2,253,634

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $105,038,425)		$105,489,447

ASSET BACKED SECURITIES - 0.7%
Ally Master Owner Trust, Series 2012-3,
Class A1 0.908%, 06/15/2017	$9,050,000	$9,107,748
Ford Credit Auto Owner Trust, Series 2012-C,
Class A3 0.580%, 12/15/2016	2,265,000	2,270,948
Honda Auto Receivables Owner Trust,
Series 2012-3, Class A3
0.560%, 05/15/2016	2,205,000	2,207,489

TOTAL ASSET BACKED SECURITIES (Cost $13,519,833)		$13,586,185

SECURITIES LENDING COLLATERAL - 3.2%
John Hancock Collateral
Investment Trust, 0.2768% (W)(Y)	6,254,899	$62,592,147

TOTAL SECURITIES LENDING
COLLATERAL (Cost $62,595,028)		$62,592,147

SHORT-TERM INVESTMENTS - 13.7%
Money Market Funds - 13.7%
State Street Institutional U.S. Government
Money Market Fund, 0.0475% (Y)	15,617,065	15,617,065
T. Rowe Price Reserve Investment
Fund, 0.1281% (Y)	251,769,690	251,769,690

		267,386,755

TOTAL SHORT-TERM INVESTMENTS (Cost $267,386,755)		$267,386,755

Total Investments (Capital Appreciation Value Fund)
(Cost $1,842,641,653) - 101.9%		$1,991,062,609
Other assets and liabilities, net - (1.9%)		(38,009,558)

TOTAL NET ASSETS - 100.0%		$1,953,053,051

Core Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 55.5%
U.S. Government - 24.0%
U.S. Treasury Bonds
2.750%, 08/15/2042 to 11/15/2042	$2,311,000	$2,285,227
3.000%, 05/15/2042	2,247,000	2,343,199
3.125%, 02/15/2042	654,000	699,780
4.375%, 05/15/2041	6,510,000	8,661,353
4.500%, 05/15/2038	4,170,000	5,620,376
U.S. Treasury Notes
0.250%, 01/31/2014 to 10/15/2015	52,700,000	52,672,819
0.375%, 04/15/2015 to 11/15/2015	37,438,000	37,500,677
0.625%, 09/30/2017	4,806,000	4,812,382
0.750%, 06/30/2017 to 10/31/2017	9,123,000	9,189,871
1.250%, 03/15/2014 to 10/31/2019	5,434,000	5,507,032
1.625%, 11/15/2022	2,769,000	2,771,163
1.750%, 03/31/2014	4,425,000	4,513,500
2.375%, 02/28/2015	6,375,000	6,672,336
3.000%, 09/30/2016	13,881,000	15,227,887

		158,477,602
U.S. Government Agency - 31.5%
Federal Home Loan Mortgage Corp.
2.500%, TBA (C)	17,500,000	18,231,113
3.000%, TBA (C)	9,400,000	9,836,505
3.000%, 07/01/2032 to 09/01/2042	1,452,323	1,534,159
3.500%, 08/01/2032 to 09/01/2032	1,687,715	1,826,236
4.000%, 04/01/2042 to 11/01/2042	15,991,717	17,803,086
4.500%, 09/01/2042	632,104	707,669
5.000%, 08/01/2039 to 04/01/2042	9,919,537	11,015,965
5.500%, 07/01/2038	2,227,065	2,422,281
5.580%, 10/01/2038 (P)	114,455	122,677
5.721%, 11/01/2037 (P)	49,521	52,931
5.883%, 03/01/2037 (P)	65,527	70,712
6.000%, 03/01/2034 to 03/01/2036	3,593,985	3,990,914
Federal National Mortgage Association
2.500%, TBA (C)	40,300,000	42,042,099
3.000%, TBA (C)	7,100,000	7,440,157
3.000%, 06/01/2032 to 08/01/2042	1,638,140	1,741,069
3.500%, 04/01/2032 to 12/01/2042	8,998,751	9,727,147
4.000%, 07/01/2042 to 11/01/2042	28,891,122	32,094,143
5.000%, 04/01/2040 to 09/01/2041	18,856,892	20,877,033
5.500%, 09/01/2034 to 07/01/2039	911,899	1,004,744
5.961%, 09/01/2037 (P)	71,433	77,330
6.000%, 03/01/2034 to 10/01/2038	16,835,214	18,775,650
6.267%, 09/01/2037 (P)	130,924	143,621
6.500%, 10/01/2036	119,771	134,476
Government National Mortgage Association
3.000%, 08/20/2041 to 01/20/2042 (P)	1,335,435	1,430,668
3.500%, 05/20/2041 to 10/20/2041 (P)	792,706	855,232
6.000%, 01/15/2040	2,976,916	3,341,377

		207,298,994

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $361,766,590)		$365,776,596

FOREIGN GOVERNMENT
OBLIGATIONS - 1.2%
Canada - 0.3%
Province of Ontario
1.650%, 09/27/2019	1,930,000	1,940,322
Chile - 0.1%
Republic of Chile
3.625%, 10/30/2042	495,000	497,475
Mexico - 0.1%
Mexico Government International Bond
5.750%, 10/12/2110	788,000	953,480

35

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Slovakia - 0.3%
Slovakia Government International Bond
4.375%, 05/21/2022 (S)	$1,720,000	$1,850,703
Slovenia - 0.1%
Slovenia Government International Bond
5.500%, 10/26/2022 (S)	915,000	913,079
Sweden - 0.1%
Svensk Exportkredit AB
1.750%, 05/30/2017	655,000	674,439
Tunisia - 0.2%
Tunisia Government AID Bonds
1.686%, 07/16/2019	1,086,000	1,080,083

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $7,655,449)		$7,909,581

CORPORATE BONDS - 26.2%
Consumer Discretionary - 2.7%
Amazon.com, Inc. 2.500%, 11/29/2022	510,000	506,157
AutoZone, Inc. 2.875%, 01/15/2023	100,000	98,344
Daimler Finance North America LLC
1.300%, 07/31/2015 (S)	1,500,000	1,510,026
1.875%, 09/15/2014 (S)	1,485,000	1,506,513
DIRECTV Holdings LLC
3.800%, 03/15/2022	490,000	499,747
5.150%, 03/15/2042	175,000	175,408
Eaton Corp.
0.950%, 11/02/2015 (S)	900,000	899,897
2.750%, 11/02/2022 (S)	735,000	739,707
4.000%, 11/02/2032 (S)	250,000	253,996
Ford Motor Credit Company LLC
2.750%, 05/15/2015	1,540,000	1,568,150
5.875%, 08/02/2021	1,798,000	2,058,998
LVMH Moet Hennessy Louis Vuitton SA
1.625%, 06/29/2017 (S)	1,185,000	1,198,039
NBCUniversal Media LLC
2.875%, 01/15/2023	778,000	782,017
4.450%, 01/15/2043	553,000	553,551
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041	697,000	861,172
Omnicom Group, Inc. 3.625%, 05/01/2022	725,000	759,091
Pearson Funding Four PLC
3.750%, 05/08/2022 (S)	404,000	429,042
The Gap, Inc. 5.950%, 04/12/2021	1,133,000	1,291,438
Time Warner Cable, Inc. 4.500%, 09/15/2042	515,000	501,418
WPP Finance 2010 5.125%, 09/07/2042	156,000	156,486
Wyndham Worldwide Corp.
2.950%, 03/01/2017	385,000	388,180
4.250%, 03/01/2022	854,000	883,283

		17,620,660
Consumer Staples - 2.0%
Anheuser-Busch InBev Worldwide, Inc.
0.800%, 07/15/2015	2,165,000	2,172,346
1.375%, 07/15/2017	1,782,000	1,800,914
ConAgra Foods, Inc. 1.350%, 09/10/2015	475,000	475,332
Ingredion, Inc. 1.800%, 09/25/2017	180,000	179,685
Kraft Foods Group, Inc.
5.000%, 06/04/2042 (S)	380,000	425,320
6.500%, 02/09/2040 (S)	515,000	680,077
Mondelez International, Inc.
5.375%, 02/10/2020	340,000	413,445
PepsiCo, Inc.
1.250%, 08/13/2017	1,271,000	1,286,216
2.500%, 05/10/2016	750,000	795,076

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Pernod-Ricard SA 5.750%, 04/07/2021 (S)	$922,000	$1,099,091
Philip Morris International, Inc.
1.125%, 08/21/2017	936,000	937,583
The Coca-Cola Company 1.800%, 09/01/2016	1,200,000	1,242,400
Tyson Foods, Inc. 4.500%, 06/15/2022	1,230,000	1,324,956
Wal-Mart Stores, Inc. 5.625%, 04/15/2041	330,000	437,876

		13,270,317
Energy - 3.7%
Apache Corp.
2.625%, 01/15/2023	1,260,000	1,262,036
4.250%, 01/15/2044	480,000	486,258
BP Capital Markets PLC
1.375%, 11/06/2017	1,130,000	1,134,130
1.846%, 05/05/2017	310,000	316,999
2.500%, 11/06/2022	635,000	630,792
Canadian Oil Sands, Ltd.
6.000%, 04/01/2042 (S)	738,000	867,022
Chevron Corp. 1.104%, 12/05/2017	1,255,000	1,263,335
DCP Midstream Operating LP
2.500%, 12/01/2017	1,115,000	1,113,539
4.950%, 04/01/2022	945,000	1,020,651
El Paso Pipeline Partners
Operating Company LLC
4.100%, 11/15/2015	720,000	775,360
4.700%, 11/01/2042	340,000	334,411
Energen Corp. 4.625%, 09/01/2021	765,000	807,670
Energy Transfer Partners LP
6.500%, 02/01/2042	276,000	322,053
Eog Resources, Inc. 2.625%, 03/15/2023	230,000	233,297
FMC Technologies, Inc. 3.450%, 10/01/2022	13,000	13,313
Husky Energy, Inc. 7.250%, 12/15/2019	237,000	312,436
Kerr-McGee Corp. 6.950%, 07/01/2024	1,070,000	1,381,313
Kinder Morgan Energy Partners LP
5.000%, 08/15/2042	285,000	290,988
Marathon Petroleum Corp.
6.500%, 03/01/2041	344,000	426,720
Murphy Oil Corp.
2.500%, 12/01/2017	540,000	541,825
3.700%, 12/01/2022	720,000	718,421
ONEOK Partners LP
2.000%, 10/01/2017	580,000	586,453
6.125%, 02/01/2041	285,000	345,275
Petrobras International Finance Company
2.875%, 02/06/2015	645,000	663,797
3.500%, 02/06/2017	1,685,000	1,774,667
Petroleos Mexicanos
1.700%, 12/20/2022	981,000	990,967
1.950%, 12/20/2022	1,230,000	1,257,380
2.000%, 12/20/2022	434,000	444,711
5.500%, 06/27/2044 (S)	320,000	352,000
Statoil ASA 1.200%, 01/17/2018	1,115,000	1,120,080
Talisman Energy, Inc. 7.750%, 06/01/2019	500,000	644,687
Total Capital International SA
1.550%, 06/28/2017	375,000	382,861
Transocean, Inc. 6.375%, 12/15/2021	1,020,000	1,231,607
Western Gas Partners LP
4.000%, 07/01/2022	378,000	396,076
5.375%, 06/01/2021	210,000	240,860

		24,683,990
Financials - 11.0%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)	1,642,000	1,719,552

36

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
American Express Credit Corp.
1.750%, 06/12/2015	$1,635,000	$1,669,378
American International Group, Inc.
4.875%, 06/01/2022	638,000	717,300
6.400%, 12/15/2020	480,000	588,132
Australia & New Zealand Banking Group, Ltd.
1.000%, 10/06/2015 (S)	805,000	810,429
Banco Santander SA 4.125%, 11/09/2022 (S)	810,000	816,075
Bank of America Corp.
1.500%, 10/09/2015	2,545,000	2,553,902
5.700%, 01/24/2022	165,000	200,569
5.875%, 01/05/2021	320,000	382,145
6.000%, 09/01/2017	885,000	1,029,543
BB&T Corp. 1.450%, 01/12/2018	1,435,000	1,441,374
Berkshire Hathaway Finance Corp.
4.400%, 05/15/2042	260,000	271,255
Boston Properties LP 3.850%, 02/01/2023	795,000	844,401
Citigroup, Inc.
2.650%, 03/02/2015	517,000	532,087
4.450%, 01/10/2017	1,106,000	1,226,888
4.500%, 01/14/2022	1,383,000	1,554,735
5.875%, 01/30/2042	180,000	223,915
6.125%, 05/15/2018	141,000	168,704
DDR Corp. 4.625%, 07/15/2022	755,000	821,289
Equity One, Inc. 3.750%, 11/15/2022	319,000	318,564
Federal Realty
Investment Trust 3.000%, 08/01/2022	370,000	367,962
General Electric Capital Corp.
1.625%, 07/02/2015	1,005,000	1,019,281
3.150%, 09/07/2022	1,619,000	1,655,070
5.550%, 05/04/2020	790,000	940,576
5.875%, 01/14/2038	320,000	387,196
6.875%, 01/10/2039	352,000	476,651
Goodman Funding Pty, Ltd.
6.000%, 03/22/2022 (S)	325,000	362,569
Hartford Financial Services Group, Inc.
6.625%, 04/15/2042	225,000	281,606
HCP, Inc.
2.625%, 02/01/2020	1,115,000	1,110,465
3.750%, 02/01/2019	1,135,000	1,201,562
5.650%, 12/15/2013	1,040,000	1,089,322
HSBC USA, Inc. 2.375%, 02/13/2015	960,000	988,418
Inter-American Development Bank
3.875%, 10/28/2041	813,000	894,085
Itau Unibanco Holding SA/Cayman Island
5.125%, 05/13/2023 (S)	925,000	938,875
JPMorgan Chase & Company
1.100%, 10/15/2015	1,125,000	1,124,238
2.000%, 08/15/2017	1,297,000	1,321,070
3.250%, 09/23/2022	329,000	340,004
4.500%, 01/24/2022	320,000	361,757
4.650%, 06/01/2014	975,000	1,029,699
5.400%, 01/06/2042	344,000	415,963
Lazard Group LLC
6.850%, 06/15/2017	1,440,000	1,662,648
7.125%, 05/15/2015	1,025,000	1,136,511
Liberty Mutual Group, Inc.
6.500%, 05/01/2042 (S)	437,000	482,940
Markel Corp. 4.900%, 07/01/2022	445,000	483,366
MetLife, Inc. 4.125%, 08/13/2042	255,000	253,732
Metropolitan Life Global Funding I
0.731%, 03/19/2014 (P)(S)	3,365,000	3,368,096
Morgan Stanley
5.500%, 07/24/2020 to 07/28/2021	1,157,000	1,317,323

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Murray Street Investment Trust I
4.647%, 03/09/2017	$2,445,000	$2,624,473
National Australia Bank, Ltd.
2.000%, 06/20/2017 (S)	1,205,000	1,249,916
NIBC Bank NV 2.800%, 12/02/2014 (S)	895,000	930,641
Nordea Bank AB
2.250%, 03/20/2015 (S)	1,460,000	1,498,252
4.875%, 05/13/2021 (S)	530,000	562,301
OneBeacon US Holdings, Inc.
4.600%, 11/09/2022	895,000	907,374
PNC Bank NA 2.700%, 11/01/2022	325,000	325,950
PNC Financial Services Group, Inc.
2.854%, 11/09/2022	795,000	810,756
Private Export Funding Corp.
1.450%, 08/15/2019	1,575,000	1,595,140
2.050%, 11/15/2022	1,706,000	1,714,544
2.450%, 07/15/2024	1,227,000	1,259,096
Prudential Financial, Inc.
5.625%, 05/12/2041	202,000	230,307
5.625%, 06/15/2043 (P)	670,000	671,675
Rabobank NV 3.950%, 11/09/2022	1,565,000	1,584,746
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	2,857,000	2,923,242
6.125%, 12/15/2022	900,000	921,906
Safina, Ltd. 1.550%, 01/15/2022	609,484	611,105
Sparebank 1 Boligkreditt AS
1.750%, 11/15/2019 (S)	1,060,000	1,052,631
Stadshypotek AB 1.875%, 10/02/2019 (S)	1,705,000	1,714,635
Svenska Handelsbanken AB
2.875%, 04/04/2017	927,000	982,322
Swedbank AB 2.125%, 09/29/2017 (S)	1,276,000	1,294,566
Swiss Re Treasury U.S. Corp.
2.875%, 12/06/2022 (S)	380,000	378,643
4.250%, 12/06/2042 (S)	380,000	373,064
The Goldman Sachs Group, Inc.
5.750%, 01/24/2022	320,000	379,558
6.150%, 04/01/2018	855,000	998,529
6.250%, 02/01/2041	325,000	394,221
6.750%, 10/01/2037	160,000	177,724
WEA Finance LLC
3.375%, 10/03/2022 (S)	559,000	568,785
4.625%, 05/10/2021 (S)	285,000	318,007
WR Berkley Corp. 4.625%, 03/15/2022	395,000	423,901

		72,379,232
Health Care - 2.1%
AbbVie, Inc.
1.200%, 11/06/2015 (S)	1,690,000	1,697,558
1.750%, 11/06/2017 (S)	830,000	841,462
Amgen, Inc.
5.150%, 11/15/2041	165,000	187,769
5.375%, 05/15/2043	830,000	978,808
AstraZeneca PLC 1.950%, 09/18/2019	655,000	669,681
Boston Scientific Corp. 6.400%, 06/15/2016	645,000	746,019
Celgene Corp. 3.250%, 08/15/2022	1,305,000	1,339,314
Coventry Health Care, Inc.
5.950%, 03/15/2017	907,000	1,060,951
Express Scripts Holding Company
2.100%, 02/12/2015 (S)	1,405,000	1,432,989
2.650%, 02/15/2017 (S)	247,000	258,010
Gilead Sciences, Inc. 4.500%, 04/01/2021	605,000	696,074
Life Technologies Corp. 5.000%, 01/15/2021	505,000	572,711
Novartis Capital Corp. 2.400%, 09/21/2022	646,000	650,415
UnitedHealth Group, Inc.
1.400%, 10/15/2017	443,000	445,956

37

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
UnitedHealth Group, Inc. (continued)
2.750%, 02/15/2023	$40,000	$40,573
3.950%, 10/15/2042	199,000	197,132
Watson Pharmaceuticals, Inc.
1.875%, 10/01/2017	582,000	592,712
WellPoint, Inc.
1.250%, 09/10/2015	260,000	262,307
1.875%, 01/15/2018	365,000	371,547
3.125%, 05/15/2022	328,000	333,620
4.625%, 05/15/2042	300,000	312,393

		13,688,001
Industrials - 0.5%
ERAC USA Finance LLC
3.300%, 10/15/2022 (S)	248,000	248,699
5.625%, 03/15/2042 (S)	754,000	845,567
Experian Finance PLC 2.375%, 06/15/2017 (S)	450,000	462,627
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)	245,000	260,828
4.625%, 01/13/2022 (S)	735,000	822,319
Owens Corning 4.200%, 12/15/2022	474,000	480,191

		3,120,231
Information Technology - 0.3%
Baidu, Inc. 3.500%, 11/28/2022	485,000	490,468
Oracle Corp.
1.200%, 10/15/2017	1,115,000	1,117,205
2.500%, 10/15/2022	480,000	485,623

		2,093,296
Materials - 0.8%
Barrick Gold Corp. 3.850%, 04/01/2022	346,000	369,286
Teck Resources, Ltd. 6.250%, 07/15/2041	388,000	441,699
The Dow Chemical Company
5.250%, 11/15/2041	465,000	516,311
Vale SA 5.625%, 09/11/2042	495,000	533,416
Xstrata Finance Canada, Ltd.
1.800%, 10/23/2015 (S)	1,465,000	1,471,484
2.450%, 10/25/2017 (S)	1,713,000	1,728,520

		5,060,716
Telecommunication Services - 1.2%
America Movil SAB de CV
2.375%, 09/08/2016	440,000	459,634
3.125%, 07/16/2022	1,595,000	1,636,228
American Tower Corp.
4.500%, 01/15/2018	1,005,000	1,102,981
5.050%, 09/01/2020	292,000	328,417
AT&T, Inc.
1.600%, 02/15/2017	1,000,000	1,016,392
5.550%, 08/15/2041	970,000	1,160,760
CenturyLink, Inc. 7.650%, 03/15/2042	350,000	364,491
Deutsche Telekom International Finance BV
2.250%, 03/06/2017 (S)	475,000	488,470
Telefonica Chile SA 3.875%, 10/12/2022 (S)	570,000	562,121
Telefonica Moviles Chile SA
2.875%, 11/09/2015 (S)	350,000	356,161
Vodafone Group PLC 1.250%, 09/26/2017	815,000	815,831

		8,291,486
Utilities - 1.9%
Alabama Power Company 3.850%, 12/01/2042	450,000	445,699
Ameren Corp. 8.875%, 05/15/2014	720,000	793,938
Ameren Illinois Company 2.700%, 09/01/2022	975,000	986,170
American Electric Power Company, Inc.
1.650%, 12/15/2017	965,000	969,293

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
APT Pipelines, Ltd. 3.875%, 10/11/2022 (S) $	885,000	$882,740
Arizona Public Service Company
4.500%, 04/01/2042	435,000	464,197
Carolina Power & Light Company
4.100%, 05/15/2042	385,000	405,073
CMS Energy Corp. 2.750%, 05/15/2014	460,000	466,860
Comision Federal de Electricidad
5.750%, 02/14/2042 (S)	235,000	267,313
Dominion Resources, Inc. 8.875%, 01/15/2019	810,000	1,105,547
Duke Energy Corp. 1.625%, 08/15/2017	475,000	479,664
Duke Energy Indiana, Inc. 4.200%, 03/15/2042	830,000	872,601
MidAmerican Energy Holdings Company
6.500%, 09/15/2037	225,000	304,032
Niagara Mohawk Power Corp.
4.119%, 11/28/2042 (S)	380,000	382,285
Northern Natural Gas Company
4.100%, 09/15/2042 (S)	475,000	487,039
PPL Capital Funding, Inc. 3.500%, 12/01/2022	535,000	545,558
Progress Energy, Inc. 3.150%, 04/01/2022	343,000	350,346
Public Service Company of Colorado
3.600%, 09/15/2042	805,000	789,938
Southwestern Electric Power Company
3.550%, 02/15/2022	1,045,000	1,106,723
Western Massachusetts Electric Company
3.500%, 09/15/2021	220,000	236,052

		12,341,068

TOTAL CORPORATE BONDS (Cost $167,572,517)		$172,548,997

MUNICIPAL BONDS - 1.2%
County of Clark (Nevada) 6.820%, 07/01/2045	635,000	922,903
Los Angeles Community College District
(California) 6.750%, 08/01/2049	660,000	928,844
New Jersey State Turnpike Authority
7.102%, 01/01/2041	836,000	1,208,689
North Texas Tollway Authority (Texas)
6.718%, 01/01/2049	723,000	991,356
Port Authority Of New York & New Jersey
4.458%, 10/01/2062	890,000	892,554
State of California 7.600%, 11/01/2040	560,000	824,930
State of Illinois
5.365%, 03/01/2017	375,000	417,971
5.665%, 03/01/2018	350,000	400,897
5.877%, 03/01/2019	320,000	371,062
The Ohio State University 4.800%, 06/01/2111	240,000	278,899
University of Pennsylvania
4.674%, 09/01/2112	505,000	579,957

TOTAL MUNICIPAL BONDS (Cost $6,348,881)		$7,818,062

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.2%
Commercial & Residential - 5.8%
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A3,
4.512%, 12/10/2042	58,092	58,837
Series 2002-PB2, Class B,
6.309%, 06/11/2035	23,430	23,437
Bear Stearns Commercial Mortgage
Securities, Inc., Series 2005-PWR7,
Class A2 4.945%, 02/11/2041	35,467	35,506
CFCRE Commercial Mortgage Trust,
Series 2011-C2, Class A4
3.834%, 12/15/2047	602,000	663,996

38

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Citigroup Commercial Mortgage Trust,
Series 2005-C3, Class A4
4.860%, 05/15/2043	$801,000	$866,535
Commercial Mortgage Pass
Through Certificates
Series 2012-CR2, Class ASB,
2.752%, 08/15/2045	793,000	832,717
Series 2012-LC4, Class A4,
3.288%, 12/10/2044	1,196,000	1,278,479
Series 2012-CR1, Class A3,
3.391%, 05/15/2045	1,066,000	1,145,852
Series 2001-J2A, Class B,
6.304%, 07/16/2034 (S)	854,000	853,941
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2005-C1, Class A3,
4.813%, 02/15/2038	225,205	231,138
Series 2005-C2, Class A4,
4.832%, 04/15/2037	1,083,000	1,163,994
Credit Suisse Mortgage Capital Certificates,
Series 2006-C5, Class A3
5.311%, 12/15/2039	3,229,000	3,667,627
DBUBS Mortgage Trust, Series 2011-LC2A,
Class A4 4.537%, 07/10/2044 (S)	1,387,000	1,609,963
DDR Corp., Series 2009-DDR1, Class A
3.807%, 10/14/2022 (S)	1,886,644	1,980,869
GMAC Commercial Mortgage Securities, Inc.
Series 2006-C1, Class AM,
5.290%, 11/10/2045 (P)	603,000	647,988
Series 2001-C2, Class B,
6.790%, 04/15/2034	46,787	46,693
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class A5,
5.224%, 04/10/2037 (P)	1,912,000	2,112,110
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	1,013,000	1,168,188
Series 2006-GG7, Class A4,
5.867%, 07/10/2038 (P)	1,149,000	1,325,938
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A3,
2.773%, 11/10/2045	1,115,000	1,141,872
Series 2010-C1, Class A2,
4.592%, 08/10/2043 (S)	365,000	426,492
Impac Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	1,501,382	1,707,286
JP Morgan Chase Commercial
Mortgage Securities Corp.
Series 2012-C8, Class ASB,
2.379%, 10/15/2045	636,000	653,207
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	372,133	399,051
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	638,000	710,025
Series 2011-C3A, Class A4,
4.717%, 02/15/2046 (S)	497,000	580,522
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	1,285,000	1,359,243
Series 2006-LDP9, Class A2,
5.134%, 05/15/2047	217,567	228,233
Series 2002-C2, Class B,
5.211%, 12/12/2034 (P)	119,071	119,314
Series 2007-C1, Class A4,
5.716%, 02/15/2051	364,000	430,908

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JP Morgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2007-LD11, Class A4,
5.812%, 06/15/2049 (P)	$727,000	$848,044
Series 2001-CIB2, Class D,
6.847%, 04/15/2035 (P)	301,000	301,302
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A3
5.876%, 07/15/2044 (P)	300,000	315,704
LB-UBS Commercial Mortgage Trust
Series 2004-C7, Class A5,
4.628%, 10/15/2029	92,027	93,781
Series 2005-C3, Class AM,
4.794%, 07/15/2040	1,109,000	1,197,823
Series 2004-C8, Class A6,
4.799%, 12/15/2029 (P)	136,961	144,907
Merrill Lynch Mortgage Trust,
Series 2005-CIP1, Class A3A
4.949%, 07/12/2038 (P)	338,000	355,664
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-4, Class A3
5.172%, 12/12/2049 (P)	1,526,000	1,733,971
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2012-C6, Class A3,
2.506%, 11/15/2045	1,136,000	1,165,932
Series 2012-C5, Class A3,
2.825%, 08/15/2045	477,000	501,107
Morgan Stanley Capital I
Series 2012-C4, Class A4,
3.244%, 03/15/2045	1,595,000	1,698,442
Series 2004-T13, Class A3,
4.390%, 09/13/2045	62,795	63,086
Morgan Stanley Dean Witter Capital I
Series 2003-HQ2, Class B,
5.040%, 03/12/2035	274,000	275,252
Series 2001-TOP3, Class A4,
6.390%, 07/15/2033	18,410	18,461
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.318%, 02/25/2047 (P)	23,378	20,632
Motel 6 Trust, Series 2012-MTL6, Class A2
1.948%, 10/05/2025 (S)	1,345,000	1,349,611
Sequoia Mortgage Trust
Series 2010-H1, Class A1,
3.750%, 02/25/2040 (P)	73,986	74,841
Series 2011-1, Class A1,
4.125%, 02/25/2041 (P)	132,662	135,119
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class A3
2.728%, 08/10/2049	669,000	699,074
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445%, 11/15/2035	51,984	52,523

		38,515,237
Thrifts & Mortgage Finance - 0.3%
Commercial Mortgage Pass
Through Certificates
Series 2012-CR3, Class ASB,
2.372%, 11/15/2045	570,000	587,265
Series 2012-CR3, Class A3,
2.822%, 11/15/2045	1,269,000	1,298,791

		1,886,056

39

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency - 3.1%
Federal Home Loan Mortgage Corp.
Series K014, Class A2,
3.871%, 04/25/2021	$887,000	$1,015,656
Series 3664, Class DA,
4.000%, 11/15/2037	601,449	617,714
Series K005, Class A2,
4.317%, 11/25/2019	914,000	1,070,629
Series K003, Class AAB,
4.768%, 05/25/2018	710,000	802,111
Series 3407, Class B,
5.500%, 01/15/2038	735,000	794,229
Series 2980, Class QA,
6.000%, 05/15/2035	222,539	251,011
Series T-48, Class 1A,
6.142%, 07/25/2033 (P)	19,566	22,611
Series 3529, Class AG,
6.500%, 04/15/2039	1,952,221	2,207,226
Series T-57, Class 1A2,
7.000%, 07/25/2043	231,328	266,799
Series T-57, Class 1A3,
7.500%, 07/25/2043	222,810	258,321
Series T-59, Class 1A3,
7.500%, 10/25/2043	302,887	347,934
Series T-60, Class 1A3,
7.500%, 03/25/2044	312,847	377,867
Federal National Mortgage Association
Series 2011-53, Class TN,
4.000%, 06/25/2041	500,778	528,090
Series 2009-M2, Class A3,
4.001%, 01/25/2019	1,170,000	1,334,971
Series 2009-M1, Class A2,
4.287%, 07/25/2019	1,086,000	1,262,429
Series 2010-M3, Class A3,
4.332%, 03/25/2020 (P)	3,455,000	4,006,324
Series 2010-M1, Class A2,
4.450%, 09/25/2019	371,000	425,711
Series 2010-54, Class EA,
4.500%, 06/25/2040	1,449,725	1,585,495
Series 2011-53, Class DT,
4.500%, 06/25/2041	1,185,118	1,267,781
Series 2003-W17, Class 1A7,
5.750%, 08/25/2033	333,000	389,743
Series 2002-95, Class DB,
6.000%, 01/25/2033	998,000	1,130,139
Series 2002-33, Class A2,
7.500%, 06/25/2032	236,559	289,769

		20,252,560

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $58,396,451)		$60,653,853

ASSET BACKED SECURITIES - 14.0%
Ally Auto Receivables Trust
Series 2012-4, Class A2,
0.480%, 05/15/2015	2,130,000	2,130,107
Series 2011-4, Class A2,
0.650%, 03/17/2014	138,385	138,434
Series 2010-5, Class A4,
1.750%, 03/15/2016	1,716,000	1,749,982
Series 2011-1, Class A4,
2.230%, 03/15/2016	2,120,000	2,177,721
Ally Master Owner Trust
Series 2012-3, Class A1,
0.908%, 06/15/2017 (P)	886,000	891,654

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Ally Master Owner Trust (continued)
Series 2012-1, Class A1,
1.008%, 02/15/2017 (P)	$1,370,000	$1,382,227
Series 2012-5, Class A,
1.540%, 09/15/2019	797,000	798,022
American Express Credit
Account Master Trust
Series 2012-3, Class A,
0.358%, 03/15/2018 (P)	1,131,000	1,132,778
Series 2012-4, Class A,
0.449%, 05/15/2020 (P)	3,017,000	3,023,004
Series 2009-2, Class A,
1.458%, 03/15/2017 (P)	772,000	788,209
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class A2,
0.490%, 04/08/2016	879,000	879,350
Series 2012-4, Class A3,
0.670%, 06/08/2017	706,000	706,426
BMW Floorplan Master Owner Trust,
Series 2012-1A, Class A
0.608%, 09/15/2017 (P)(S)	862,000	863,779
Capital One Multi-Asset Execution Trust
Series 2006-A5, Class A5,
0.268%, 01/15/2016 (P)	129,000	128,981
Series 2007-A8, Class A8,
0.689%, 10/15/2015 (P)	2,260,000	2,260,212
Chase Issuance Trust
Series 2011-A2, Class A-2,
0.298%, 05/15/2015 (P)	4,472,000	4,474,679
Series 2012-A6, Class A,
0.338%, 08/15/2017 (P)	9,148,000	9,155,511
Series 2008-A13, Class A13,
1.889%, 09/15/2015 (P)	1,919,000	1,942,158
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
0.248%, 12/25/2036 (P)	732	730
Discover Card Master Trust
Series 2011-A1, Class A1,
0.558%, 08/15/2016 (P)	3,189,000	3,199,355
Series 2007-A2, Class A2,
0.729%, 06/15/2015 (P)	841,000	841,119
Ford Credit Floorplan Master Owner Trust,
Series 2012-4, Class A2
0.558%, 09/15/2016 (P)	2,506,000	2,506,000
GE Capital Credit Card Master Note Trust,
Series 2011-1, Class A
0.758%, 01/15/2017 (P)	565,000	568,043
Honda Auto Receivables Owner Trust
Series 2012-3, Class A2,
0.460%, 12/15/2014	635,000	635,429
Series 2010-3, Class A4,
0.940%, 12/21/2016	1,607,000	1,614,564
MMCA Auto Owner Trust, Series 2011-A,
Class A4 2.020%, 10/17/2016 (S)	807,000	822,147
Nelnet Student Loan Trust
Series 2007-1, Class A1,
0.322%, 11/27/2018 (P)	122,841	122,664
Series 2007-1, Class A3,
0.382%, 05/27/2025 (P)	1,434,000	1,351,952
Series 2006-2, Class A4,
0.395%, 10/26/2026 (P)	3,688,211	3,683,811
Series 2006-1, Class A4,
0.402%, 11/23/2022 (P)	2,769,824	2,761,620
Series 2005-1, Class A5,
0.425%, 10/25/2033 (P)	1,969,000	1,829,370

40

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2005-2, Class A5,
0.473%, 03/23/2037 (P)	$3,052,000	$2,856,574
Series 2002-2, Class A4CP,
0.512%, 09/25/2024 (P)	617,264	616,058
Series 2007-2A, Class A3L,
0.719%, 03/25/2026 (P)(S)	3,993,000	3,884,291
Series 2012-5A, Class A,
0.809%, 10/27/2036 (S)	1,683,000	1,671,775
Nissan Master Owner Trust Receivables,
Series 2012-A, Class A
0.678%, 05/15/2017 (P)	627,000	628,549
Santander Drive Auto Receivables Trust
Series 2012-5, Class A2,
0.570%, 12/15/2015	549,000	549,434
Series 2012-6, Class A3,
0.620%, 07/15/2016	396,000	396,031
Series 2012-3, Class A2,
0.830%, 04/15/2015	697,626	699,126
Series 2012-5, Class A3,
0.830%, 12/15/2016	354,000	355,901
SLC Student Loan Trust, Series 2006-1,
Class A4 0.469%, 12/15/2021 (P)	620,464	615,138
SLM Student Loan Trust
Series 2007-2, Class A2,
0.315%, 07/25/2017 (P)	463,163	462,376
Series 2007-4, Class A3,
0.375%, 01/25/2022 (P)	2,430,000	2,431,453
Series 2006-8, Class A4,
0.395%, 10/25/2021 (P)	1,742,610	1,736,185
Series 2006-6, Class A2,
0.395%, 10/25/2022 (P)	694,548	693,534
Series 2005-9, Class A4,
0.415%, 01/25/2023 (P)	366,260	366,224
Series 2005-5, Class A3,
0.415%, 04/25/2025 (P)	143,000	141,283
Series 2003-12, Class A5,
0.669%, 09/15/2022 (P)(S)	1,353,000	1,353,287
Series 2012-3, Class A,
0.858%, 12/26/2025 (P)	1,738,788	1,757,212
Series 2008-6, Class A2,
0.865%, 10/25/2017 (P)	177,808	179,085
Series 2012-2, Class A,
0.908%, 01/25/2029 (P)	1,845,956	1,869,804
Series 2012-E, Class A1,
0.964%, 10/16/2023 (P)(S)	1,933,000	1,933,004
Series 2012-B, Class A1,
1.308%, 12/15/2021 (P)(S)	2,074,161	2,089,931
Series 2012-C, Class A1,
1.308%, 08/15/2023 (P)(S)	1,793,313	1,805,400
Series 2005-6, Class A5B,
1.515%, 07/27/2026 (P)	700,000	717,682
Series 2011-C, Class A1,
1.608%, 12/15/2023 (P)(S)	2,069,212	2,089,598
Series 2012-A, Class A1,
1.608%, 08/15/2025 (P)(S)	2,149,015	2,172,893
Series 2012-E, Class A2B,
1.964%, 06/15/2045 (P)(S)	1,634,000	1,634,002
Series 2011-B, Class A2,
3.740%, 02/15/2029 (S)	340,000	367,545
SMS Student Loan Trust
Series 2000-A, Class A2,
0.503%, 10/28/2028 (P)	681,894	680,099

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
SMS Student Loan Trust (continued)
Series 2000-B, Class A2,
0.513%, 04/28/2029 (P)	$662,083	$656,931

TOTAL ASSET BACKED SECURITIES (Cost $91,560,462)		$91,970,443

SHORT-TERM INVESTMENTS - 7.4%
Money Market Funds - 7.4%
State Street Institutional Liquid Reserves
Fund, 0.1849% (Y)	48,927,613	48,927,613

TOTAL SHORT-TERM INVESTMENTS (Cost $48,927,613)		$48,927,613

Total Investments (Core Bond Fund)
(Cost $742,227,963) - 114.7%		$755,605,145
Other assets and liabilities, net - (14.7%)		(96,818,198)

TOTAL NET ASSETS - 100.0%		$658,786,947

Core Diversified Growth & Income Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 40.0%
Equity - 28.0%
John Hancock Funds II (G) - 28.0%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(I)(1)	905,377	$9,470,240
Fixed Income - 12.0%
John Hancock Funds II (G) - 12.0%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	403,848	4,058,675
Unaffiliated Investment Companies - 60.0%
Equity - 42.0%
American Funds Capital World Growth and
Income Fund, Class R5	34,520	1,269,297
American Funds EuroPacific Growth
Fund, Class R5	23,728	968,798
American Funds New Perspective
Fund, Class R5	41,041	1,272,668
American Funds The Growth Fund of
America, Class R5	80,152	2,739,605
American Funds The Investment Company of
America, Class R5	170,602	5,225,544
American Funds Washington Mutual Investors
Fund, Class R5	87,752	2,739,605
Fixed Income - 18.0%
American Funds U.S. Government Securities
Fund, Class R5	417,248	6,087,654

TOTAL INVESTMENT COMPANIES (Cost $29,761,003)		$33,832,086

Total Investments (Core Diversified Growth & Income
Portfolio) (Cost $29,761,003) - 100.0%		$33,832,086
Other assets and liabilities, net - 0.0%		(14,821)

TOTAL NET ASSETS - 100.0%		$33,817,265

41

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Fundamental Holdings Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.1%
Affiliated Investment Companies - 40.1%
Equity - 24.4%

John Hancock Funds II (G)
Strategic Equity Allocation,
Class NAV
(John Hancock) (A)(I)(1)	362,773	$3,794,605
Fixed Income - 15.7%

John Hancock Funds II (G)
Short Term Government Income,
Class NAV (John Hancock) (A)(1)	243,891	2,451,101
Unaffiliated Investment Companies - 60.0%
Equity - 36.4%
American Funds EuroPacific Growth
Fund, Class R5	30,262	1,235,586
American Funds The Growth Fund of
America, Class R5	32,573	1,113,334
American Funds The Investment
Company of America, Class R5	72,625	2,224,513
American Funds Washington Mutual
Investors Fund, Class R5	35,600	1,111,426
Fixed Income - 23.6%
American Funds U.S. Government
Securities Fund, Class R5	251,982	3,676,420

TOTAL INVESTMENT
COMPANIES (Cost $13,717,821)		$15,606,985

Total Investments (Core Fundamental Holdings
Portfolio) (Cost $13,717,821) - 100.1%		$15,606,985
Other assets and liabilities, net - (0.1%)		(14,264)

TOTAL NET ASSETS - 100.0%		$15,592,721

Core Global Diversification Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 39.9%
Equity - 26.1%
John Hancock Funds II (G) - 26.1%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(I)(1)	866,084	$9,059,237
Fixed Income - 13.8%
John Hancock Funds II (G) - 13.8%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	475,144	4,775,200
Unaffiliated Investment Companies - 60.1%
Equity - 39.4%
American Funds The Investment Company of
America, Class R5	55,287	1,693,428
American Funds Capital World Growth and
Income Fund, Class R5	81,950	3,013,298
American Funds EuroPacific Growth
Fund, Class R5	144,963	5,918,820
American Funds New Perspective
Fund, Class R5	97,295	3,017,121

Core Global Diversification Portfolio (continued)
		Shares or
		Principal
		Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 20.7%
American Funds U.S. Government Securities
Fund, Class R5		490,910	$7,162,375

TOTAL INVESTMENT COMPANIES (Cost $31,928,413)			$34,639,479

Total Investments (Core Global Diversification Portfolio)
(Cost $31,928,413) - 100.0%			$34,639,479
Other assets and liabilities, net - 0.0%			(13,229)

TOTAL NET ASSETS - 100.0%			$34,626,250

Emerging Markets Debt Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 10.0%
Chile - 2.2%
Republic of Chile
2.250%, 10/30/2022		$200,000	198,900
3.625%, 10/30/2042		150,000	150,750

			349,650
Colombia - 1.8%
Republic of Colombia,
4.375%, 07/12/2021		250,000	289,250

			289,250
Philippines - 2.9%
Republic of Philippines
4.000%, 01/15/2021		100,000	113,375
4.950%, 01/15/2021	PHP	13,000,000	348,129

			461,504
Poland - 1.8%
Republic of Poland,
5.000%, 03/23/2022		$250,000	295,400

			295,400
Sri Lanka - 1.3%
Republic of Sri Lanka,
5.875%, 07/25/2022 (S)		200,000	214,500

			214,500

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $1,448,125)			$1,610,304

CORPORATE BONDS - 82.0%
Argentina - 2.7%
Aeropuertos Argentina 2000 SA
10.750%, 12/01/2020 (S)		232,500	197,625
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016	BRL	250,000	125,948
Banco de Galicia y Buenos Aires
8.750%, 05/04/2018 (S)		$150,000	111,000

			434,573
Brazil - 6.5%
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)		250,000	270,000
Cielo SA
3.750%, 11/16/2022 (S)		200,000	198,000
Magnesita Finance, Ltd.
8.625%, 04/05/2017 (Q) (S)		200,000	206,457

42

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Debt Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Brazil (continued)
Oi SA
9.750%, 09/15/2016 (S)	BRL	300,000	$147,908
Votorantim Cimentos SA
7.250%, 04/05/2041		$200,000	219,500

			1,041,865
Cayman Islands - 13.5%
Banco Bradesco SA
5.750%, 03/01/2022		200,000	214,000
Banco Continental SA (7.375% to
10/07/2020, then 3 month
LIBOR + 6.802%)
10/07/2040 (S)		150,000	166,481
Banco do Brasil SA
5.875%, 01/19/2023 (S)		200,000	216,500
Braskem Finance, Ltd.
7.375%, 10/04/2015 (Q) (S)		200,000	207,000
CSN Islands XII Corp.
7.000%, 09/23/2015 (Q) (S)		100,000	102,500
Intercorp Retail Trust
8.875%, 11/14/2018		250,000	282,500
IPIC GMTN Ltd.
5.500%, 03/01/2022		250,000	289,688
Odebrecht Finance, Ltd.
7.500%, 09/14/2015 (Q) (S)		350,000	376,248
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017		100,000	112,500
Schahin II Finance Company, SPV, Ltd.
5.875%, 09/25/2022 (S)		200,000	208,500

			2,175,917
Chile - 3.2%
Automotores Gildemeister SA
8.250%, 05/24/2021 (S)		300,000	324,750
Telefonica Chile SA
3.875%, 10/12/2022 (S)		200,000	197,236

			521,986
Colombia - 5.1%
Bancolombia SA
5.125%, 09/11/2022		250,000	259,375
5.950%, 06/03/2021		200,000	230,500
Transportadora de Gas Internacional SA
ESP
5.700%, 03/20/2022 (S)		300,000	331,500

			821,375
Dominican Republic - 1.6%
Aeropuertos Dominicanos Siglo XXI SA
9.250%, 11/13/2019 (S)		250,000	256,000

			256,000
Georgia - 3.0%
Georgian Oil and Gas Corp.
6.875%, 05/16/2017 (S)		250,000	259,500
Georgian Railway JSC
7.750%, 07/11/2022 (S)		200,000	225,500

			485,000
India - 0.6%
State Bank of India
6.439%, 05/15/2017 (Q)		100,000	95,852

			95,852

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Indonesia - 1.3%
Perusahaan Listrik Negara PT
5.250%, 10/24/2042 (S)	$200,000	$206,000

		206,000
Ireland - 1.9%
Alfa Bank OJSC
7.500%, 09/26/2019 (S)	200,000	208,682
SCF Capital, Ltd.
5.375%, 10/27/2017 (S)	100,000	100,051

		308,733
Israel - 1.6%
Israel Electric Corp., Ltd.
6.700%, 02/10/2017	250,000	263,577

		263,577
Jamaica - 2.9%
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)	250,000	265,625
Digicel, Ltd.
7.000%, 02/15/2020	200,000	211,500

		477,125
Luxembourg - 3.9%
Gazprom Neft OAO
4.375%, 09/19/2022 (S)	200,000	202,100
Sberbank of Russia
6.125%, 02/07/2022	200,000	223,796
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)	200,000	198,000

		623,896
Mexico - 9.3%
Alpek SA de CV
4.500%, 11/20/2022 (S)	200,000	205,700
Cemex SAB de CV
9.000%, 01/11/2018 (S)	200,000	211,500
Corporacion GEO SAB de CV
9.250%, 06/30/2020 (S)	200,000	210,000
Desarrolladora Homex SAB de CV
9.750%, 03/25/2020	250,000	265,000
Grupo KUO SAB de CV
6.250%, 12/04/2022 (S)	250,000	250,000
Grupo Posadas SAB de CV
7.875%, 11/30/2017 (S)	150,000	154,885
Mexichem SAB de CV
4.875%, 09/19/2022 (S)	200,000	211,500

		1,508,585
Netherlands - 8.9%
Ajecorp BV
6.500%, 05/14/2022 (S)	250,000	270,000
DTEK Finance BV
9.500%, 04/28/2015 (S)	250,000	249,063
Listrindo Capital BV
6.950%, 02/21/2019 (S)	250,000	278,603
Metinvest BV
10.250%, 05/20/2015 (S)	200,000	203,500
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)	200,000	218,322
WPE International Cooperatief UA
10.375%, 09/30/2020 (S)	250,000	215,000

		1,434,488
Peru - 4.5%
Corp. Lindley SA
6.750%, 11/23/2021	250,000	288,750

43

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Peru (continued)
Corporacion Pesquera Inca SAC
9.000%, 02/10/2017 (S)	$200,000	$214,000
Inkia Energy, Ltd.
8.375%, 04/04/2021 (S)	200,000	221,000

		723,750
Russia - 1.3%
VTB Bank OJSC (9.500% to 12/06/2022,
then 10 Year U.S. Treasury + 8.067%)
12/06/2022 (Q) (S)	200,000	205,635

		205,635
Sri Lanka - 1.7%
Bank of Ceylon
6.875%, 05/03/2017 (S)	250,000	267,500

		267,500
Turkey - 3.3%
Turkiye Halk Bankasi A/S
4.875%, 07/19/2017 (S)	200,000	215,000
Turkiye Is Bankasi
6.000%, 10/24/2022 (S)	300,000	317,625

		532,625
United Arab Emirates - 2.8%
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (S)	200,000	241,400
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	200,000	209,148

		450,548
United Kingdom - 1.4%
Afren PLC
11.500%, 02/01/2016	200,000	232,000

		232,000
United States - 1.0%
BBVA Bancomer SA
6.500%, 03/10/2021	150,000	168,000

		168,000

TOTAL CORPORATE BONDS (Cost $12,576,265)		$13,235,030

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 1.6%
United States - 1.6%
U.S. Treasury Notes,
1.250%, 10/31/2019	250,000	253,828

		253,828

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $254,160)		$253,828

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 7.4%
Repurchase Agreement with State
Street Corp. dated 11/30/2012 at 0.010%
to be repurchased at $1,192,001 on
12/03/2012, collateralized by $1,220,000
U.S. Treasury Cash Management Bill,
0.010% due 12/31/2012 (valued at
$1,219,390, including interest)	$1,192,000	$1,192,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,192,000)		$1,192,000

Total Investments (Emerging Markets Debt Fund)
(Cost $15,470,550) - 101.0%		$16,291,162
Other assets and liabilities, net - (1.0%)		(163,538)

TOTAL NET ASSETS - 100.0%		$16,127,624

Equity-Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.0%
Consumer Discretionary - 11.7%
Auto Components - 0.4%
Johnson Controls, Inc.	260,100	$7,163,154
Automobiles - 0.7%
Ford Motor Company	621,900	7,120,755
Harley-Davidson, Inc.	73,700	3,460,952

		10,581,707
Distributors - 0.5%
Genuine Parts Company (L)	129,750	8,445,428
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp.	232,200	8,976,852
Household Durables - 0.8%
Whirlpool Corp.	126,100	12,842,024
Leisure Equipment & Products - 1.4%
Hasbro, Inc. (L)	143,900	5,534,394
Mattel, Inc.	434,400	16,294,344

		21,828,738
Media - 5.1%
Cablevision Systems Corp., Class A	424,800	5,879,232
Comcast Corp., Class A	260,300	9,677,954
The Madison Square Garden, Inc., Class A (I)	139,525	6,111,195
The McGraw-Hill Companies, Inc. (L)	267,300	14,196,303
The New York Times Company, Class A (I)	411,600	3,338,076
The Walt Disney Company (L)	289,900	14,396,434
Time Warner, Inc.	425,166	20,110,352
WPP PLC	333,547	4,575,736

		78,285,282
Multiline Retail - 1.5%
Kohl’s Corp.	292,300	13,051,195
Macy’s, Inc.	247,000	9,558,900

		22,610,095
Specialty Retail - 0.7%
Staples, Inc. (L)	789,000	9,231,300
Tiffany & Company	22,700	1,338,846

		10,570,146

		181,303,426

44

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 5.9%
Beverages - 0.9%
PepsiCo, Inc.	198,700	$13,950,727
Food Products - 2.8%
Archer-Daniels-Midland Company (L)	426,500	11,387,550
Campbell Soup Company (L)	393,600	14,464,800
ConAgra Foods, Inc.	345,600	10,319,616
McCormick & Company, Inc., Non-
Voting Shares	113,900	7,353,384

		43,525,350
Household Products - 1.7%
Energizer Holdings, Inc.	71,500	5,702,840
The Clorox Company	214,900	16,407,615
The Procter & Gamble Company	48,800	3,407,704

		25,518,159
Personal Products - 0.5%
Avon Products, Inc.	569,400	7,943,130

		90,937,366
Energy - 13.7%
Energy Equipment & Services - 1.8%
Diamond Offshore Drilling, Inc. (L)	182,400	12,585,600
Schlumberger, Ltd.	212,200	15,197,764

		27,783,364
Oil, Gas & Consumable Fuels - 11.9%
Anadarko Petroleum Corp.	206,000	15,077,140
Apache Corp. (L)	110,300	8,503,027
BP PLC, ADR	216,692	9,049,058
Chevron Corp.	347,560	36,733,616
ConocoPhillips	110,500	6,291,870
CONSOL Energy, Inc.	348,300	10,919,205
Exxon Mobil Corp. (L)	392,824	34,623,507
Hess Corp.	211,300	10,482,593
Murphy Oil Corp.	298,800	16,953,912
Petroleo Brasileiro SA, ADR	198,700	3,570,639
Royal Dutch Shell PLC, ADR (L)	377,000	25,247,690
Spectra Energy Corp.	211,800	5,919,810

		183,372,067

		211,155,431
Financials - 19.7%
Capital Markets - 2.1%
Legg Mason, Inc. (L)	399,300	10,194,129
Northern Trust Corp.	291,500	13,997,830
The Bank of New York Mellon Corp.	358,200	8,575,308

		32,767,267
Commercial Banks - 5.6%
PNC Financial Services Group, Inc.	225,000	12,631,500
Regions Financial Corp.	730,400	4,871,768
SunTrust Banks, Inc.	482,000	13,086,300
U.S. Bancorp	812,200	26,201,572
Wells Fargo & Company	883,600	29,167,636

		85,958,776
Consumer Finance - 2.9%
American Express Company	430,700	24,076,130
Capital One Financial Corp.	173,600	9,999,360
SLM Corp.	651,400	10,780,670

		44,856,160
Diversified Financial Services - 3.5%
Bank of America Corp.	1,653,522	16,303,727

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
JPMorgan Chase & Company	931,614	$38,270,703

		54,574,430
Insurance - 4.8%
Lincoln National Corp.	293,098	7,239,521
Loews Corp.	132,600	5,420,688
Marsh & McLennan Companies, Inc.	505,700	17,810,754
Sun Life Financial, Inc. (L)	234,000	6,395,220
The Allstate Corp.	426,100	17,248,528
The Chubb Corp.	97,300	7,491,127
Willis Group Holdings PLC	191,800	6,728,344
XL Group PLC	198,800	4,836,804

		73,170,986
Real Estate Investment Trusts - 0.8%
Weyerhaeuser Company	428,313	11,804,306

		303,131,925
Health Care - 7.5%
Biotechnology - 0.5%
Amgen, Inc.	91,000	8,080,800
Health Care Providers & Services - 0.5%
Quest Diagnostics, Inc. (L)	135,900	7,852,302
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	129,900	4,973,871
Thermo Fisher Scientific, Inc.	323,900	20,583,845

		25,557,716
Pharmaceuticals - 4.8%
Bristol-Myers Squibb Company	389,100	12,696,333
Johnson & Johnson (L)	307,400	21,435,002
Merck & Company, Inc.	439,600	19,474,280
Pfizer, Inc.	815,088	20,393,502

		73,999,117

		115,489,935
Industrials - 14.6%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	270,300	16,577,499
Lockheed Martin Corp.	76,300	7,118,790
The Boeing Company	177,600	13,192,128
United Technologies Corp.	16,200	1,297,782

		38,186,199
Air Freight & Logistics - 0.9%
United Parcel Service, Inc., Class B	201,200	14,709,732
Airlines - 0.6%
United Continental Holdings, Inc. (I)(L)	456,800	9,236,496
Building Products - 0.9%
Masco Corp. (L)	479,200	8,127,232
USG Corp. (I)(L)	193,600	5,194,288

		13,321,520
Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	119,800	4,007,310
Electrical Equipment - 2.1%
Cooper Industries PLC	184,600	14,644,318
Emerson Electric Company	340,300	17,093,269

		31,737,587
Industrial Conglomerates - 4.1%
3M Company (L)	233,800	21,264,110
General Electric Company	2,026,700	42,824,171

		64,088,281

45

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery - 2.3%
Illinois Tool Works, Inc.	330,900	$20,373,513
Ingersoll-Rand PLC	212,300	10,355,994
Xylem, Inc. (L)	174,200	4,544,878

		35,274,385
Road & Rail - 0.9%
Norfolk Southern Corp.	243,300	14,690,454

		225,251,964
Information Technology - 7.7%
Communications Equipment - 1.9%
Cisco Systems, Inc.	654,300	12,372,813
Harris Corp.	298,100	14,049,453
Nokia OYJ, ADR (L)	833,700	2,717,862

		29,140,128
Computers & Peripherals - 1.0%
Dell, Inc. (L)	1,069,700	10,311,908
Hewlett-Packard Company	384,400	4,993,356

		15,305,264
Electronic Equipment, Instruments & Components - 0.6%
Corning, Inc.	762,200	9,321,706
IT Services - 0.9%
Computer Sciences Corp. (L)	365,300	13,903,318
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	274,300	11,136,580
Applied Materials, Inc.	781,400	8,384,422
First Solar, Inc. (I)(L)	99,500	2,685,505
Texas Instruments, Inc. (L)	310,700	9,156,329

		31,362,836
Software - 1.3%
Microsoft Corp.	722,900	19,243,598

		118,276,850
Materials - 4.5%
Chemicals - 0.4%
E.I. du Pont de Nemours & Company (L)	158,100	6,820,434
Construction Materials - 0.8%
Vulcan Materials Company	236,200	12,480,808
Metals & Mining - 1.4%
Cliffs Natural Resources, Inc. (L)	147,200	4,232,000
Newmont Mining Corp.	42,300	1,991,907
Nucor Corp.	372,100	15,323,078

		21,546,985
Paper & Forest Products - 1.9%
International Paper Company	569,425	21,148,445
MeadWestvaco Corp.	244,600	7,560,586

		28,709,031

		69,557,258
Telecommunication Services - 3.9%
Diversified Telecommunication Services - 3.6%
AT&T, Inc. (L)	851,873	29,074,425
CenturyLink, Inc.	205,198	7,969,890
Telefonica SA	318,053	4,165,442
Verizon Communications, Inc.	332,152	14,654,546

		55,864,303
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC	1,940,136	5,006,635

		60,870,938

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities - 5.8%
Electric Utilities - 4.3%
Duke Energy Corp.	323,836	$20,667,214
Entergy Corp.	243,200	15,452,928
Exelon Corp.	447,700	13,529,494
FirstEnergy Corp. (L)	149,875	6,363,693
Xcel Energy, Inc.	389,100	10,525,155

		66,538,484
Independent Power Producers & Energy Traders - 0.3%
AES Corp.	357,000	3,809,190
Multi-Utilities - 1.2%
NiSource, Inc.	664,200	16,053,714
TECO Energy, Inc.	142,900	2,402,149

		18,455,863

		88,803,537

TOTAL COMMON STOCKS (Cost $1,252,390,532)		$1,464,778,630

PREFERRED SECURITIES - 0.6%
Consumer Discretionary - 0.6%
General Motors Company, Series B, 4.750%	233,700	9,457,840

TOTAL PREFERRED SECURITIES (Cost $11,591,991)		$9,457,840

SECURITIES LENDING COLLATERAL - 13.1%
John Hancock Collateral
Investment Trust, 0.2768% (W)(Y)	20,147,667	201,615,693

TOTAL SECURITIES LENDING
COLLATERAL (Cost $201,633,669)		$201,615,693

SHORT-TERM INVESTMENTS - 4.0%
Money Market Funds - 4.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0475%	1,568,863	1,568,863
T. Rowe Price Reserve Investment
Fund, 0.1281%	59,860,923	59,860,923

		61,429,786

TOTAL SHORT-TERM INVESTMENTS (Cost $61,429,786)		$61,429,786

Total Investments (Equity-Income Fund)
(Cost $1,527,045,978) - 112.7%		$1,737,281,949
Other assets and liabilities, net - (12.7%)		(195,207,976)

TOTAL NET ASSETS - 100.0%		$1,542,073,973

Fundamental Global Franchise Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.2%
Belgium - 4.0%
Anheuser-Busch InBev NV	172,839	$15,155,457
China - 2.7%
Tsingtao Brewery Company, Ltd., H Shares	1,853,016	10,432,742
France - 5.1%
Danone SA	309,694	19,643,631
Germany - 6.5%
Adidas AG	176,733	15,563,005
SAP AG	121,539	9,490,552

		25,053,557

46

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Fundamental Global Franchise Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland - 3.8%
Experian PLC	883,946	$14,694,546
Switzerland - 6.4%
Nestle SA	180,028	11,784,912
Novartis AG	205,314	12,707,209

		24,492,121
United Kingdom - 21.8%
Compass Group PLC	1,018,707	11,766,341
Diageo PLC	553,122	16,502,711
G4S PLC	1,625,713	6,438,096
Intertek Group PLC	162,780	8,058,081
Reckitt Benckiser Group PLC	168,233	10,578,578
SABMiller PLC	663,650	30,060,937

		83,404,744
United States - 49.9%
Amazon.com, Inc. (I)	118,888	29,965,720
Amgen, Inc.	133,389	11,844,943
Apple, Inc.	16,608	9,720,330
Coca-Cola Enterprises, Inc.	258,903	8,072,596
FactSet Research Systems, Inc.	135,844	12,550,627
Google, Inc., Class A (I)	13,915	9,717,819
McCormick & Company, Inc., Non-
Voting Shares	119,419	7,709,691
Oracle Corp.	365,307	11,726,355
PepsiCo, Inc.	216,356	15,190,355
Philip Morris International, Inc.	87,622	7,875,465
Starbucks Corp.	225,174	11,679,775
The Clorox Company	98,640	7,531,164
The Coca-Cola Company	183,550	6,960,216
The Procter & Gamble Company	292,927	20,455,092
The Walt Disney Company	147,247	7,312,286
Visa, Inc., Class A	87,513	13,101,571

		191,414,005

TOTAL COMMON STOCKS (Cost $353,080,440)		$384,290,803

SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreement - 0.7%
Repurchase Agreement with State Street Corp.
dated 11/30/2012 at 0.010% to be
repurchased at $2,768,002 on 12/03/2012,
collateralized by $2,825,000 U.S. Treasury
Cash Management Bill, 0.010% due
12/31/2012 (valued at $2,823,588,
including interest)	$2,768,000	$2,768,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,768,000)		$2,768,000

Total Investments (Fundamental Global Franchise Fund)
(Cost $355,848,440) - 100.9%		$387,058,803
Other assets and liabilities, net - (0.9%)		(3,626,195)

TOTAL NET ASSETS - 100.0%		$383,432,608

Fundamental Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.2%
Consumer Discretionary - 8.8%
Automobiles - 0.6%
Harley-Davidson, Inc.	136,546	$6,412,200

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables - 0.2%
Hunter Douglas NV	59,727	$2,260,457
Internet & Catalog Retail - 1.5%
Groupon, Inc. (I)(L)	330,900	1,386,471
Liberty Interactive Corp., Series A (I)	312,234	6,026,116
Liberty Ventures, Series A (I)	20,998	1,229,433
Netflix, Inc. (I)(L)	88,260	7,211,725

		15,853,745
Media - 2.7%
Grupo Televisa SAB, ADR	94,869	2,245,549
The Walt Disney Company	508,457	25,249,975

		27,495,524
Specialty Retail - 3.6%
Bed Bath & Beyond, Inc. (I)	474,718	27,875,441
CarMax, Inc. (I)(L)	184,145	6,677,098
Tiffany & Company (L)	56,950	3,358,911

		37,911,450
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA	27,200	2,097,902

		92,031,278
Consumer Staples - 17.3%
Beverages - 4.4%
Diageo PLC, ADR (L)	190,341	22,759,073
Heineken Holding NV	184,115	9,967,763
The Coca-Cola Company	356,070	13,502,174

		46,229,010
Food & Staples Retailing - 11.3%
Costco Wholesale Corp.	481,090	50,028,549
CVS Caremark Corp.	1,405,356	65,363,108
Sysco Corp. (L)	102,620	3,247,923

		118,639,580
Food Products - 0.4%
Nestle SA	14,085	922,026
Unilever NV - NY Shares	81,396	3,079,211

		4,001,237
Personal Products - 0.2%
Natura Cosmeticos SA	81,200	2,149,322
Tobacco - 1.0%
Philip Morris International, Inc.	113,536	10,204,616

		181,223,765
Energy - 9.1%
Energy Equipment & Services - 1.2%
Schlumberger, Ltd.	89,490	6,409,274
Transocean, Ltd. (I)	134,091	6,195,004

		12,604,278
Oil, Gas & Consumable Fuels - 7.9%
Canadian Natural Resources, Ltd.	894,720	25,490,573
Devon Energy Corp.	182,031	9,405,542
EOG Resources, Inc.	232,045	27,293,133
Occidental Petroleum Corp.	268,457	20,190,651
OGX Petroleo e Gas Participacoes SA (I)	130,400	264,852

		82,644,751

		95,249,029
Financials - 35.5%
Capital Markets - 8.5%
Ameriprise Financial, Inc.	79,276	4,809,675
Julius Baer Group, Ltd.	683,776	23,435,945

47

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
The Bank of New York Mellon Corp.	2,077,886	$49,744,591
The Charles Schwab Corp. (L)	417,260	5,466,106
The Goldman Sachs Group, Inc.	45,691	5,381,943

		88,838,260
Commercial Banks - 5.8%
Wells Fargo & Company	1,829,761	60,400,411
Consumer Finance - 5.6%
American Express Company	1,047,034	58,529,201
Diversified Financial Services - 0.8%
CME Group, Inc.	38,700	2,138,949
JPMorgan Chase & Company	159,826	6,565,652

		8,704,601
Insurance - 12.6%
ACE, Ltd.	109,944	8,710,863
Alleghany Corp. (I)	51,060	17,922,060
Aon PLC	35,750	2,030,600
Berkshire Hathaway, Inc. Class A (I)	242	31,923,672
Everest Re Group, Ltd.	19,250	2,088,048
Fairfax Financial Holdings, Ltd. (L)	17,019	5,991,028
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	7,153	2,456,798
Loews Corp.	739,307	30,222,870
Markel Corp. (I)	4,879	2,337,041
The Progressive Corp. (L)	1,289,695	27,406,019

		131,088,999
Real Estate Management & Development - 2.2%
Brookfield Asset Management, Inc., Class A	329,690	11,453,431
Hang Lung Group, Ltd.	2,093,000	11,550,857

		23,004,288

		370,565,760
Health Care - 3.1%
Health Care Providers & Services - 2.4%
Express Scripts Holding Company (I)	448,048	24,127,385
Laboratory Corp. of America Holdings (I)	14,010	1,185,106

		25,312,491
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	104,250	3,991,733
Pharmaceuticals - 0.3%
Pfizer, Inc.	116,844	2,923,437

		32,227,661
Industrials - 5.2%
Commercial Services & Supplies - 1.3%
Iron Mountain, Inc.	420,536	13,288,926
Electrical Equipment - 0.4%
Emerson Electric Company	80,880	4,062,602
Machinery - 0.7%
PACCAR, Inc. (L)	162,800	7,153,432
Marine - 1.2%
Kuehne & Nagel International AG	106,695	12,847,605
Transportation Infrastructure - 1.6%
China Merchants Holdings
International Company, Ltd.	5,438,764	16,481,300

		53,833,865
Information Technology - 9.2%
Computers & Peripherals - 0.2%
Hewlett-Packard Company	200,560	2,605,272

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services - 3.8%
Google, Inc., Class A (I)	56,775	$39,649,957
IT Services - 1.1%
IBM Corp.	17,270	3,282,509
Visa, Inc., Class A	52,400	7,844,804

		11,127,313
Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.	152,640	2,987,165
Texas Instruments, Inc.	535,765	15,788,995

		18,776,160
Software - 2.3%
Activision Blizzard, Inc.	524,067	5,995,326
Microsoft Corp.	335,900	8,941,658
Oracle Corp.	284,170	9,121,857

		24,058,841

		96,217,543
Materials - 6.8%
Chemicals - 5.4%
Air Products & Chemicals, Inc.	188,330	15,620,090
Ecolab, Inc.	129,530	9,336,522
Monsanto Company	195,344	17,891,557
Potash Corp. of Saskatchewan, Inc.	219,159	8,442,005
Praxair, Inc.	43,400	4,652,914

		55,943,088
Construction Materials - 0.2%
Martin Marietta Materials, Inc. (L)	27,406	2,466,540
Metals & Mining - 1.2%
BHP Billiton PLC	216,485	6,827,012
Rio Tinto PLC (I)	117,846	5,868,186

		12,695,198
Paper & Forest Products - 0.0%
Sino-Forest Corp. (I)(L)	1,038,576	1
Sino-Forest Corp. (I)(S)	24,905	0

		1

		71,104,827
Telecommunication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV, Series L, ADR	87,976	2,075,354

TOTAL COMMON STOCKS (Cost $715,433,562)		$994,529,082

CONVERTIBLE BONDS - 0.0%
Materials - 0.0%
Sino-Forest Corp. 5.000%, 08/01/2013 (H)(S) $	2,107,900	$337,264

TOTAL CONVERTIBLE BONDS (Cost $2,101,621)		$337,264

SECURITIES LENDING COLLATERAL - 2.4%
John Hancock Collateral
Investment Trust, 0.2768% (W)(Y)	2,475,439	24,771,468

TOTAL SECURITIES LENDING
COLLATERAL (Cost $24,765,276)		$24,771,468

COMMERCIAL PAPER - 4.9%
Financials - 4.9%
Bank of Nova Scotia 0.1200% 12/03/2012 * $	45,732,000	$45,731,695

48

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Fundamental Value Fund (continued)
		Shares or
		Principal
		Amount	Value

COMMERCIAL PAPER (continued)
Financials (continued)
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.1700%
12/07/2012 *		$5,000,000	$4,999,858

			50,731,553

TOTAL COMMERCIAL PAPER (Cost $50,731,553)			$50,731,553

Total Investments (Fundamental Value Fund)
(Cost $793,032,012) - 102.5%			$1,070,369,367
Other assets and liabilities, net - (2.5%)			(25,650,488)

TOTAL NET ASSETS - 100.0%			$1,044,718,879

Global Bond Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 34.4%
Canada - 0.6%
Province of British Columbia
4.300%, 06/18/2042	CAD	500,000	$602,049
Province of Ontario
2.450%, 06/29/2022		$1,100,000	1,121,155
3.150%, 06/02/2022	CAD	600,000	626,746
4.100%, 06/16/2014		$200,000	211,312
Province of Quebec
4.250%, 12/01/2021	CAD	1,900,000	2,145,345

			4,706,607
Germany - 0.3%
Federal Republic of Germany
3.250%, 07/04/2021	EUR	200,000	304,805
4.000%, 01/04/2037		900,000	1,553,482
6.500%, 07/04/2027		200,000	414,337

			2,272,624
Italy - 3.8%
Republic of Italy
3.000%, 04/15/2015 to 11/01/2015		2,400,000	3,170,854
3.125%, 01/26/2015		$800,000	812,446
3.750%, 04/15/2016 to 08/01/2021	EUR	7,500,000	9,992,640
4.250%, 08/01/2013 to 02/01/2019		2,200,000	2,933,668
4.500%, 02/01/2018		1,600,000	2,187,015
4.750%, 09/15/2016 to 06/01/2017		2,800,000	3,870,046
5.000%, 08/01/2034 to 09/01/2040		700,000	893,739
5.250%, 09/20/2016		$700,000	743,965
5.250%, 08/01/2017	EUR	100,000	141,134
5.750%, 02/01/2033		1,900,000	2,655,807
6.000%, 08/04/2028	GBP	600,000	946,477
6.875%, 09/27/2023		$500,000	578,000

			28,925,791
Mexico - 5.6%
Government of Mexico
1.290%, 06/08/2015	MXN	1,100,000,000	13,375,472
8.000%, 06/11/2020		25,000,000	2,255,593
10.000%, 12/05/2024		70,700,000	7,588,585
Mexico Cetes Zero
Coupon 04/04/2013 (Z)		2,600,000,000	19,793,327

			43,012,977
Netherlands - 3.5%
Kingdom of Netherlands
2.250%, 07/15/2022 (S)	EUR	15,300,000	21,046,964

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Netherlands (continued)
Kingdom of Netherlands (continued)
4.000%, 07/15/2019 (S)	EUR	700,000	$1,081,291
4.500%, 07/15/2017 (S)		2,900,000	4,446,155

			26,574,410
New Zealand - 3.9%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	17,500,000	15,932,443
5.500%, 04/15/2023		5,800,000	5,558,920
6.000%, 05/15/2021		8,400,000	8,221,042

			29,712,405
Norway - 1.1%
Kommunalbanken AS
2.000%, 01/14/2013		$3,700,000	3,705,646
2.375%, 01/19/2016 (S)		3,000,000	3,158,700
6.500%, 04/12/2021	AUD	1,300,000	1,566,301

			8,430,647
South Africa - 0.1%
Republic of South Africa, Bond
8.250%, 09/15/2017	ZAR	5,400,000	664,491

			664,491
South Korea - 0.2%
Export-Import Bank of Korea
5.750%, 05/22/2013	EUR	1,100,000	1,462,651

			1,462,651
Spain - 6.8%
Autonomous Community Of Madrid Spain
4.200%, 09/24/2014		4,300,000	5,392,866
Fund for Orderly Bank Restructuring
4.400%, 10/21/2013		1,000,000	1,316,204
Kingdom of Spain
1.978%, 03/25/2014 (P)		11,000,000	13,819,653
3.150%, 01/31/2016		1,700,000	2,180,425
3.250%, 04/30/2016		1,300,000	1,664,879
3.750%, 10/31/2015		800,000	1,044,176
3.800%, 01/31/2017		2,500,000	3,209,418
4.000%, 07/30/2015		1,900,000	2,513,237
4.200%, 01/31/2037		1,400,000	1,406,910
4.250%, 10/31/2016		8,000,000	10,500,293
5.250%, 04/06/2029	GBP	600,000	851,703
5.500%, 07/30/2017 to 04/30/2021	EUR	5,000,000	6,817,081
5.850%, 01/31/2022		1,300,000	1,751,548

			52,468,393
United Kingdom - 8.5%
Government of United Kingdom
0.125%, 03/22/2024	GBP	5,438,772	9,453,790
4.250%, 12/07/2027 to 12/07/2040		8,600,000	17,083,429
4.750%, 12/07/2030 to 12/07/2038		5,300,000	11,245,302
5.000%, 03/07/2025		100,000	212,950
6.000%, 12/07/2028		600,000	1,438,340
Government of United Kingdom, Inflation
Linked Bond
0.375%, 03/22/2062		207,066	367,338
1.875%, 11/22/2022		12,109,542	24,941,938

			64,743,087

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $255,106,951)			$262,974,083

49

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 32.3%
Australia - 2.5%
Australia & New Zealand Banking
Group, Ltd.
1.000%, 10/06/2015 (S)		$400,000	$402,698
Commonwealth Bank of Australia
0.669%, 09/17/2014 (P)(S)		4,200,000	4,214,906
0.763%, 07/12/2013 (P)(S)		4,400,000	4,411,761
Macquarie Bank, Ltd.
3.300%, 07/17/2014 (S)		5,200,000	5,438,576
Westpac Banking Corp.
2.700%, 12/09/2014 (S)		1,200,000	1,240,440
2.900%, 09/10/2014 (S)		3,400,000	3,545,656

			19,254,037
Belgium - 1.1%
European Union
2.500%, 12/04/2015	EUR	3,400,000	4,718,182
2.750%, 06/03/2016		1,200,000	1,689,094
3.125%, 01/27/2015		1,100,000	1,521,728
3.250%, 04/04/2018		100,000	146,355

			8,075,359
Canada - 0.0%
Citigroup Finance Canada, Inc.
5.500%, 05/21/2013	CAD	300,000	307,106

			307,106
France - 5.8%
BNP Paribas Home Loan
Covered Bonds SA
2.200%, 11/02/2015 (S)		$5,800,000	5,982,364
3.000%, 07/23/2013	EUR	600,000	793,649
4.750%, 05/28/2013		1,700,000	2,258,029
Cie de Financement Foncier
1.071%, 04/17/2014 (P)(S)		$1,700,000	1,682,738
2.125%, 04/22/2013 (S)		4,000,000	4,021,632
2.500%, 09/16/2015 (S)		3,900,000	4,050,914
Credit Agricole Home Loan
1.069%, 07/21/2014 (P)(S)		4,600,000	4,607,953
Dexia Credit Local SA
2.625%, 01/21/2014	EUR	2,500,000	3,316,047
2.750%, 01/10/2014 to 04/29/2014 (S)		$13,600,000	13,742,454
Dexia Municipal Agency SA
3.125%, 09/15/2015	EUR	1,100,000	1,506,714
Lafarge SA
6.500%, 07/15/2016		$2,000,000	2,210,000

			44,172,494
Germany - 5.5%
FMS Wertmanagement
0.316%, 02/18/2015 (P)	EUR	1,300,000	1,696,941
0.883%, 06/16/2014 (P)	GBP	800,000	1,285,567
2.375%, 12/15/2014	EUR	8,300,000	11,262,581
3.375%, 06/17/2021		2,600,000	3,855,938
Kreditanstalt fuer Wiederaufbau
0.625%, 05/29/2015		1,800,000	2,369,083
2.000%, 09/07/2016		4,000,000	5,511,713
6.250%, 05/19/2021	AUD	9,600,000	11,507,954
Landwirtschaftliche Rentenbank
5.500%, 03/09/2020		4,000,000	4,529,923

			42,019,700
Ireland - 1.5%
German Postal Pensions
Securitisation PLC
3.375%, 01/18/2016	EUR	8,400,000	11,844,699

			11,844,699

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Italy - 0.4%
Intesa Sanpaolo SpA
2.712%, 02/24/2014 (P)(S)		$1,600,000	$1,598,094
6.500%, 02/24/2021 (S)		1,200,000	1,252,892

			2,850,986
Luxembourg - 0.7%
Europaeische Hypothekenbank SA
4.005%, 06/13/2014		1,500,000	1,521,404
European Investment Bank
6.125%, 01/23/2017	AUD	800,000	906,564
6.250%, 04/15/2015		2,900,000	3,209,002

			5,636,970
Netherlands - 3.9%
ABN AMRO Bank NV
3.250%, 01/18/2013	EUR	2,500,000	3,263,075
Achmea Hypotheekbank NV
0.663%, 11/03/2014 (P)(S)		$2,300,000	2,299,887
3.200%, 11/03/2014		2,736,000	2,865,221
3.200%, 11/03/2014 (S)		426,000	446,120
Fortis Bank Nederland Holding NV
3.375%, 05/19/2014	EUR	2,400,000	3,267,138
ING Bank NV
2.500%, 01/14/2016 (S)		$2,300,000	2,398,081
3.375%, 03/03/2014	EUR	1,800,000	2,432,250
3.900%, 03/19/2014 (S)		$1,100,000	1,146,363
LeasePlan Corp. NV
3.250%, 05/22/2014	EUR	1,100,000	1,494,274
NIBC Bank NV
2.800%, 12/02/2014 (S)		$4,500,000	4,679,199
3.500%, 04/07/2014	EUR	4,000,000	5,432,494

			29,724,102
Spain - 0.6%
Banco Bilbao Vizcaya Argentaria SA
3.000%, 10/09/2014		3,300,000	4,305,895

			4,305,895
Sweden - 1.1%
Stadshypotek AB
0.912%, 09/30/2013 (P)(S)		$4,300,000	4,307,663
1.450%, 09/30/2013 (S)		4,300,000	4,334,078

			8,641,741
Switzerland - 0.5%
Eurofima
6.250%, 12/28/2018	AUD	3,300,000	3,795,271

			3,795,271
Tunisia - 0.5%
African Development Bank
5.250%, 03/23/2022		3,200,000	3,651,373

			3,651,373
United Kingdom - 3.1%
Abbey National Treasury Services PLC
3.125%, 06/30/2014	EUR	2,000,000	2,700,589
4.000%, 04/27/2016		$3,300,000	3,490,093
Bank of Scotland PLC
4.500%, 10/23/2013	EUR	100,000	134,766
BP Capital Markets PLC
3.125%, 10/01/2015		$200,000	212,868
LBG Capital No.1 PLC
7.375%, 03/12/2020	EUR	200,000	258,289
11.040%, 03/19/2020	GBP	2,800,000	5,114,065
LBG Capital No.2 PLC
7.625%, 12/09/2019		2,700,000	4,412,323

50

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
Lloyds TSB Bank PLC (12.000% to
12/16/2024, then 3 month
LIBOR + 11.750%)
12.000%, 12/16/2024 (Q)(S)		$2,600,000	$3,037,372
Pearson Dollar Finance Two PLC
6.250%, 05/06/2018 (S)		1,000,000	1,216,273
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		300,000	321,012
Westpac Securities NZ, Ltd.
3.450%, 07/28/2014 (S)		3,000,000	3,147,600

			24,045,250
United States - 5.1%
Altria Group, Inc.
9.250%, 08/06/2019		540,000	751,878
American International Group, Inc.
6.797%, 11/15/2017	EUR	142,000	222,923
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
8.175%, 05/15/2058		$2,600,000	3,250,000
American International Group, Inc.,
Series REGS (8.000% to 05/22/2018,
then 3 month EURIBOR + 4.450%)
8.000%, 05/22/2038	EUR	1,150,000	1,719,978
CBS Corp.
8.875%, 05/15/2019		$1,800,000	2,451,321
CIT Group, Inc.
5.250%, 04/01/2014 (S)		400,000	414,000
D.R. Horton, Inc.
5.250%, 02/15/2015		1,800,000	1,896,750
Dexia Credit Local/New York
2.000%, 03/05/2013 (S)		4,600,000	4,605,428
International Finance Corp.
5.000%, 08/03/2016	AUD	700,000	771,863
5.750%, 06/24/2014		1,300,000	1,410,926
International Lease Finance Corp.
6.375%, 03/25/2013		$800,000	809,000
6.750%, 09/01/2016 (S)		4,100,000	4,571,500
7.125%, 09/01/2018 (S)		500,000	578,750
Intuit, Inc.
5.750%, 03/15/2017		2,000,000	2,322,186
Jones Apparel Group, Inc.
5.125%, 11/15/2014		600,000	612,000
Loews Corp.
5.250%, 03/15/2016		200,000	224,183
Masco Corp.
6.125%, 10/03/2016		700,000	777,496
Merrill Lynch & Company, Inc.
0.456%, 01/31/2014 (P)	EUR	700,000	901,828
0.488%, 05/30/2014 (P)		500,000	640,953
0.490%, 08/25/2014 (P)		2,000,000	2,556,383
6.750%, 05/21/2013		200,000	266,899
6.875%, 04/25/2018		$100,000	120,259
Springleaf Finance Corp.
6.900%, 12/15/2017		2,000,000	1,775,000
WM Covered Bond Program
4.375%, 05/19/2014	EUR	4,000,000	5,464,706

			39,116,210

TOTAL CORPORATE BONDS (Cost $239,602,931)			$247,441,193

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 18.8%
U.S. Government - 7.9%
Treasury Inflation Protected Securities
0.125%, 04/15/2017 (D)	$2,750,436	2,950,057
1.750%, 01/15/2028 (D)	10,271,106	13,427,068
2.375%, 01/15/2027	573,660	798,149
2.500%, 01/15/2029 (D)(F)	6,034,896	8,702,036
U.S. Treasury Bill 0.085%,
03/28/2013 * (D)(F)	2,427,000	2,425,935
U.S. Treasury Bonds
3.000%, 05/15/2042	700,000	729,968
3.125%, 11/15/2041	8,500,000	9,102,973
3.750%, 08/15/2041 (D)(F)	3,000,000	3,604,218
5.500%, 08/15/2028 (C)	13,100,000	18,859,913

		60,600,317
U.S. Government Agency - 10.9%
Federal Home Loan Mortgage Corp.
4.000%, 12/01/2040 to 09/01/2041	633,251	676,205
Federal National Mortgage Association
1.360%, 11/01/2042 to 10/01/2044 (P)	2,049,601	2,084,628
2.052%, 11/01/2035 (P)	221,946	230,540
3.000%, TBA (C)	14,000,000	14,724,070
3.730%, 01/01/2018	5,000,000	5,413,284
4.000%, TBA (C)	14,000,000	14,988,131
4.000%, 08/01/2040 to 09/01/2041	8,120,521	8,705,611
4.500%, TBA (C)	24,000,000	25,864,571
4.500%, 08/01/2029 to 05/01/2042	9,624,409	10,406,319
5.132%, 09/01/2035 (P)	140,962	149,360
5.184%, 07/01/2035 (P)	106,043	114,140

		83,356,859

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $142,175,089)		$143,957,176

MUNICIPAL BONDS - 1.5%
American Municipal Power, Inc. (Ohio)
7.734%, 02/15/2033	1,400,000	1,900,710
8.084%, 02/15/2050	3,600,000	5,306,364
City of New York 5.237%, 12/01/2021	2,300,000	2,817,132
Los Angeles County Public Works
Financing Authority (California)
7.488%, 08/01/2033	100,000	131,799
State of California
7.950%, 03/01/2036	100,000	123,467
7.700%, 11/01/2030	800,000	989,984

TOTAL MUNICIPAL BONDS (Cost $8,332,834)		$11,269,456

TERM LOANS (M) - 0.4%
United States - 0.4%
Springleaf Finance Funding Company
5.500%, 05/10/2017	3,200,000	3,155,334

		3,155,334

TOTAL TERM LOANS (Cost $3,187,407)		$3,155,334

COLLATERALIZED MORTGAGE
OBLIGATIONS - 16.2%
Commercial & Residential - 15.5%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
3.107%, 09/25/2035 (P)	94,806	86,511
American Home
Mortgage Investment Trust
Series 2007-1, Class GA2,
0.448%, 05/25/2047 (P)	179,218	11,641

51

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
American Home Mortgage
Investment Trust (continued)
Series 2004-3, Class 5A,
2.533%, 10/25/2034 (P)		$247,562	$246,980
Atomium Mortgage Finance BV,
Series 2003-I, Class A
0.322%, 07/01/2034 (P)	EUR	165,630	208,406
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
2.688%, 02/20/2036 (P)		$963,789	953,383
Series 2006-J, Class 4A1,
5.650%, 01/20/2047 (P)		131,154	94,099
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A2,
2.320%, 08/25/2035 (P)		760,671	741,486
Series 2005-2, Class A1,
2.570%, 03/25/2035 (P)		1,186,705	1,195,650
Series 2003-5, Class 1A2,
2.750%, 08/25/2033 (P)		40,917	40,651
Series 2003-7, Class 6A,
2.882%, 10/25/2033 (P)		100,144	101,276
Series 2003-9, Class 2A1,
2.980%, 02/25/2034 (P)		19,375	19,054
Series 2005-4, Class 3A1,
2.991%, 08/25/2035 (P)		432,640	364,674
Series 2005-2, Class A2,
3.078%, 03/25/2035 (P)		274,924	276,430
Series 2004-2, Class 23A,
3.195%, 05/25/2034 (P)		74,934	72,405
Series 2004-2, Class 22A,
3.240%, 05/25/2034 (P)		176,070	171,542
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.368%, 02/25/2034 (P)		71,628	67,573
Series 2005-9, Class 24A1,
2.866%, 11/25/2035 (P)		663,464	461,954
Series 2006-6, Class 32A1,
2.961%, 11/25/2036 (P)		1,323,333	844,842
Series 2006-6, Class 31A1,
2.963%, 11/25/2036 (P)		1,734,804	1,154,746
Series 2005-7, Class 22A1,
3.006%, 09/25/2035 (P)		1,476,950	1,195,121
Bear Stearns Structured
Products, Inc. Trust, Series 2007-R6,
Class 1A1
2.875%, 01/26/2036 (P)		786,990	493,874
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
0.458%, 05/20/2045 (P)		547,087	369,365
Berica Residential MBS SRL
0.646%, 03/31/2048 (P)	EUR	2,725,738	3,124,918
Citigroup Mortgage Loan Trust, Inc.
Series 2005-12, Class 2A1,
1.008%, 08/25/2035 (P)(S)		$1,084,205	762,492
Series 2005-6, Class A1,
2.270%, 09/25/2035 (P)		422,261	417,362
Series 2005-6, Class A2,
2.340%, 09/25/2035 (P)		451,910	437,832
Series 2005-11, Class A2A,
2.570%, 10/25/2035 (P)		1,149,028	1,072,041
Series 2005-11, Class 1A1,
2.600%, 05/25/2035 (P)		245,014	237,141

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Commercial Mortgage Pass Through
Certificates, Series 2006-CN2A,
Class A2FL
0.435%, 02/05/2019 (P)(S)		$1,899,931	$1,859,762
Countrywide Alternative Loan Trust
Series 2006-OA19, Class A1,
0.388%, 02/20/2047 (P)		1,833,879	1,037,473
Series 2007-OA7, Class A1A,
0.388%, 05/25/2047 (P)		1,757,358	1,215,704
Series 2006-OA1, Class 2A1,
0.418%, 03/20/2046 (P)		1,114,220	720,313
Series 2005-81, Class A1,
0.488%, 02/25/2037 (P)		3,433,418	2,157,340
Series 2007-11T1, Class A12,
0.558%, 05/25/2037 (P)		402,747	231,249
Series 2005-56, Class 2A3,
1.603%, 11/25/2035 (P)		87,143	59,856
Series 2005-56, Class 2A2,
2.143%, 11/25/2035 (P)		87,202	61,893
Series 2005-21CB, Class A3,
5.250%, 06/25/2035		136,885	125,500
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037		180,698	131,571
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-25, Class 1A1,
0.538%, 02/25/2035 (P)		191,182	171,076
Series 2004-25, Class 2A1,
0.548%, 02/25/2035 (P)		237,393	201,781
Series 2005-R2, Class 1AF1,
0.548%, 06/25/2035 (P)(S)		434,400	371,240
Series 2005-HYB9, Class 5A1,
2.726%, 02/20/2036 (P)		471,273	357,612
Series 2005-HYB9, Class 3A2A,
2.783%, 02/20/2036 (P)		426,561	366,008
Series 2004-12, Class 12A1,
2.862%, 08/25/2034 (P)		558,291	487,538
Series 2004-22, Class A3,
2.935%, 11/25/2034 (P)		194,447	174,844
Series 2004-12, Class 11A1,
3.026%, 08/25/2034 (P)		56,293	48,585
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.590%, 07/25/2033 (P)		18,143	18,072
Series 2003-AR20, Class 2A1,
2.700%, 08/25/2033 (P)		182,815	184,802
Credit Suisse Mortgage Capital
Certificates, Series 2010-UD1, Class A
5.922%, 12/18/2049 (P)(S)		300,000	338,655
Crusade Global Trust
Series 2004-2, Class A2,
0.331%, 11/19/2037 (P)	EUR	400,151	518,074
Series 2005-2, Class A2,
3.450%, 08/14/2037 (P)	AUD	2,027,763	2,090,616
Dutch Mortgage Portfolio Loans BV,
Series III, Class A
0.441%, 11/20/2035 (P)	EUR	729,812	947,874
Eurosail PLC, Series 2006-1X, Class A2C
0.836%, 06/10/2044 (P)	GBP	2,394,310	3,548,956
First Flexible PLC, Series 7, Class A
0.893%, 09/15/2033 (P)		401,785	618,836

52

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
First Horizon Mortgage
Pass Through Trust
Series 2003-AR4, Class 2A1,
2.611%, 12/25/2033 (P)		$99,884	$99,114
Series 2005-AR3, Class 2A1,
2.614%, 08/25/2035 (P)		101,025	96,660
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.558%, 11/15/2031 (P)		284,915	281,718
Fosse Master Issuer PLC, Series 2012-1A,
Class 2B2
2.633%, 10/18/2054 (P)(S)	GBP	2,900,000	4,775,370
German Residential Asset
Note Distributor PLC, Series 2006-1,
Class A
0.445%, 07/20/2016 (P)	EUR	1,041,348	1,330,625
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.629%, 06/25/2034 (P)		$16,026	15,671
Gosforth Funding PLC, Series 2011-1,
Class A2
1.979%, 04/24/2047 (P)	GBP	1,800,000	2,957,107
Great Hall Mortgages PLC
Series 2007-1, Class A2B,
0.380%, 03/18/2039 (P)	EUR	1,720,916	1,993,114
Series 2006-1, Class A2B,
0.400%, 06/18/2038 (P)		1,589,995	1,867,666
Series 2007-1, Class A2A,
0.776%, 03/18/2039 (P)	GBP	1,479,988	2,112,510
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
0.288%, 10/25/2046 (P)		$14	14
Greenpoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
3.168%, 10/25/2033 (P)		13,550	13,271
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA
2.413%, 11/10/2022 (P)		3,500,000	540,050
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.870%, 03/25/2033 (P)		94,526	94,912
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A,
0.448%, 03/19/2036 (P)		1,054,390	660,462
Series 2003-1, Class A,
2.760%, 05/19/2033 (P)		186,606	186,816
Series 2005-4, Class 3A1,
3.080%, 07/19/2035 (P)		33,736	27,298
Holmes Master Issuer PLC,
Series 2010-1A, Class A3
1.610%, 10/15/2054 (P)(S)	EUR	3,284,545	4,311,330
Indymac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.670%, 12/25/2034 (P)		$62,663	54,744
Intesa Securities SpA
0.339%, 10/30/2033 (P)	EUR	1,477,733	1,857,461
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)		$135,450	135,387
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
2.365%, 11/25/2033 (P)		105,145	104,667
Series 2007-A1, Class 5A6,
3.016%, 07/25/2035 (P)		353,372	317,378

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Mortgage Trust (continued)
Series 2006-A1, Class 3A2,
4.983%, 02/25/2036 (P)		$942,693	$798,800
Mansard Mortgages PLC, Series 2007-2X,
Class A1
1.303%, 12/15/2049 (P)	GBP	6,284,525	9,176,413
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.648%, 12/15/2030 (P)		$460,786	458,320
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-2, Class 1A
1.986%, 10/25/2035 (P)		604,447	586,065
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A3A2,
0.458%, 08/25/2036 (P)		110,050	102,960
Series 2003-C, Class A1,
0.868%, 06/25/2028 (P)		459,267	440,525
Series 2003-A2, Class 1A1,
2.541%, 02/25/2033 (P)		88,133	88,220
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8,
Class A3
6.147%, 08/12/2049 (P)		2,000,000	2,323,768
NCUA Guaranteed Notes, Series 2010-R2,
Class 2A
0.659%, 11/05/2020 (P)		18,463,261	18,527,883
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A
0.659%, 10/07/2020 (P)		2,940,247	2,950,538
Newgate Funding PLC
Series 2007-3X, Class A1,
1.253%, 12/15/2050 (P)	GBP	680,529	1,086,584
Series 2007-3X, Class A3,
1.653%, 12/15/2050 (P)		4,200,000	5,352,932
Opera Finance PLC
0.728%, 02/02/2017 (P)		3,050,364	4,752,746
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.452%, 02/21/2038 (P)(S)		$531,636	518,581
Series 2005-P11, Class BA,
3.700%, 08/22/2037 (P)	AUD	177,408	180,688
Series 2004-P10, Class BA,
3.820%, 07/12/2036 (P)		192,242	198,645
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.358%, 02/25/2047 (P)		$390,338	210,755
Series 2006-QO6, Class A1,
0.388%, 06/25/2046 (P)		1,788,208	789,844
Series 2006-QO3, Class A1,
0.418%, 04/25/2046 (P)		1,099,790	525,029
Residential Asset Securitization Trust,
Series 2006-R1, Class A2
0.608%, 01/25/2046 (P)		461,567	204,722
Residential Funding Mortgage
Securities I, Series 2005-SA4,
Class 1A21
3.318%, 09/25/2035 (P)		146,797	117,305
RMAC Securities PLC,
Series 2006-NS1X, Class A2A
0.816%, 06/12/2044 (P)	GBP	911,578	1,295,387
Sequoia Mortgage Trust, Series 5, Class A
0.908%, 10/19/2026 (P)		$116,033	115,302

53

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-19, Class 2A1,
1.566%, 01/25/2035 (P)		$584,869	$406,866
Series 2004-1, Class 4A1,
2.778%, 02/25/2034 (P)		131,605	132,802
Series 2004-1, Class 4A2,
2.778%, 02/25/2034 (P)		723,825	730,411
Series 2004-4, Class 3A2,
2.831%, 04/25/2034 (P)		300,581	298,491
Series 2004-12, Class 7A1,
2.921%, 09/25/2034 (P)		321,740	322,637
Structured Asset Mortgage
Investments, Inc., Series 2006-AR3,
Class 12A1
0.428%, 05/25/2036 (P)		1,406,711	909,849
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.863%, 10/28/2035 (P)(S)		262,592	238,318
Swan Trust
Series 2006-1E, Class A1,
0.390%, 05/12/2037 (P)		734,681	721,776
Series 2006-1E, Class A2,
3.420%, 05/12/2037 (P)	AUD	661,213	675,275
Series 2010-1, Class A,
4.590%, 04/25/2041 (P)		1,368,685	1,410,695
Thornburg Mortgage Securities Trust
Series 2007-3, Class 2A1,
1.458%, 06/25/2047 (P)		$284,527	249,002
Series 2007-3, Class 3A1,
5.750%, 06/25/2047 (P)		730,442	666,046
Series 2007-3, Class 4A1,
5.750%, 06/25/2047 (P)		742,141	728,378
Torrens Trust, Series 2007-1, Class A
3.710%, 10/19/2038 (P)	AUD	915,210	926,131
WaMu Mortgage Pass Through
Certificates, Series 2005-AR13,
Class A1A1
0.498%, 10/25/2045 (P)		$136,128	124,273
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.438%, 04/25/2045 (P)		380,248	357,162
Series 2005-AR2, Class 2A1A,
0.518%, 01/25/2045 (P)		212,668	203,420
Series 2006-AR17, Class 1A1A,
0.970%, 12/25/2046 (P)		352,909	294,896
Series 2006-AR3, Class A1A,
1.153%, 02/25/2046 (P)		744,474	667,623
Series 2002-AR17, Class 1A,
1.360%, 11/25/2042 (P)		253,069	236,949
Series 2003-AR5, Class A7,
2.454%, 06/25/2033 (P)		78,048	79,607
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.100%, 07/25/2046 (P)		310,052	145,856
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-S,
Class A1
2.626%, 09/25/2034 (P)		180,040	186,253

			118,616,752

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency - 0.7%
Federal Home Loan Mortgage Corp.,
Series T-63, Class 1A1
1.353%, 02/25/2045 (P)		$202,467	$196,661
Federal National Mortgage Association
Series 2005-120, Class NF,
0.308%, 01/25/2021 (P)		68,046	68,046
Series 2006-15, Class FC,
0.338%, 03/25/2036 (P)		277,056	258,902
Series 2006-16, Class FC,
0.508%, 03/25/2036 (P)		1,141,769	1,147,543
Series 2003-W6, Class F,
0.558%, 09/25/2042 (P)		380,567	378,595
Series 2004-W2, Class 5AF,
0.558%, 03/25/2044 (P)		276,786	268,189
Series 2010-136, Class FA,
0.708%, 12/25/2040 (P)		2,394,110	2,410,750
Series 2006-5, Class 3A2,
2.701%, 05/25/2035 (P)		392,687	417,309

			5,145,995

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $127,505,566)			$123,762,747

ASSET BACKED SECURITIES - 2.3%
Access Group, Inc., Series 2008-1,
Class A
1.615%, 10/27/2025 (P)		1,656,314	1,680,769
Aegis Asset Backed Securities Trust,
Series 2005-4, Class 1A4
0.578%, 10/25/2035 (P)		2,267,974	2,049,364
Aquilae CLO PLC, Series 2006-1X,
Class A
1.007%, 01/17/2023 (P)	EUR	3,028,786	3,835,964
Duane Street CLO, Series 2005-1A,
Class A2
0.562%, 11/08/2017 (P)(S)		$675,426	666,009
Globaldrive BV, Series 2011-AA, Class A
0.858%, 04/20/2019 (P)(S)	EUR	1,023,280	1,338,028
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
0.908%, 01/25/2032 (P)		$34,394	34,229
Harvest CLO SA, Series IX, Class A1
0.936%, 03/29/2017 (P)	EUR	355,878	456,616
Landmark V CDO, Ltd., Series 2005-1A,
Class A1L
0.611%, 06/01/2017 (P)(S)		$2,143,719	2,123,883
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.768%, 10/25/2034 (P)		134,514	117,041
Magnolia Funding, Ltd.
Series 2010-1A, Class A1,
0.671%, 04/11/2021 (P)(S)	EUR	1,256,809	1,552,603
Series 2010-1A, Class A2,
3.000%, 04/20/2017 (S)		600,000	776,436
Series 2010-1A, Class A1,
3.000%, 04/20/2017 (S)		168,092	218,390
Mid-State Trust, Series 1995-4, Class A
8.330%, 04/01/2030		$714,450	747,698
Penta CLO SA, Series 2007-1X, Class A1
0.564%, 06/04/2024 (P)	EUR	871,477	1,071,294
Plymouth Rock CLO, Ltd.,
Series 2010-1A, Class A
1.810%, 02/16/2019 (P)(S)		$497,922	497,973

54

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
SACO I, Inc., Series 2005-10, Class 1A
0.728%, 06/25/2036 (P)	$183,077	$151,352
SLM Student Loan Trust, Series 2003-6,
Class A4
0.589%, 12/17/2018 (P)	155,311	155,027
Whitney CLO, Ltd., Series 2004-1A,
Class A1LA
0.601%, 03/01/2017 (P)(S)	363,284	362,440

TOTAL ASSET BACKED SECURITIES (Cost $17,706,745)		$17,835,116

PREFERRED SECURITIES - 0.0%
United States - 0.0%
SLM Corp., 4.041%	6,200	$148,800

TOTAL PREFERRED SECURITIES (Cost $69,750)		$148,800

OPTIONS PURCHASED - 0.1%
Call Options - 0.0%
Over the Counter Call on the USD vs.
JPY (Expiration Date: 01/10/2013;
Strike Price: $90.00; Counterparty:
Morgan Stanley Capital Group, Inc.) (I)	32,000,000	$3,744
Over the Counter Call on the USD vs.
JPY (Expiration Date: 12/26/2012;
Strike Price: $93.00; Counterparty:
Morgan Stanley Capital Group, Inc.) (I)	4,000,000	4

		3,748
Put Options - 0.1%
Over the Counter Put on 30 Year Interest
Rate Swap. Receive a fixed rate of
3.450% and pay a floating rate based on
3-month LIBOR (Expiration Date:
09/21/2015; Counterparty: Bank of
America NA) (I)	5,000,000	337,160
Over the Counter Put on 30 Year Interest
Rate Swap. Receive a fixed rate of
3.450% and pay a floating rate based on
3-month LIBOR (Expiration Date:
09/21/2015; Counterparty:
Citibank NA) (I)	3,100,000	209,039
Over the Counter Put on Federal National
Mortgage Association, 4.500%
(Expiration: 12/5/2012; Strike Price
$100.25; Counterparty: Bank of New
York Mellon Corp.) (I)	50,000,000	1

		546,200

TOTAL OPTIONS PURCHASED (Cost $669,270)		$549,948

ESCROW SHARES - 0.2%
United States - 0.2%
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2013 (I)	$3,600,000	837,000
Lehman Brothers Holdings, Inc.
6.875%, 05/02/2018 (I)	4,200,000	992,250

		1,829,250

TOTAL ESCROW SHARES (Cost $1,584,816)		$1,829,250

SHORT-TERM INVESTMENTS - 1.5%
U.S. Government - 1.0%
U.S. Treasury Bill
0.060%, 02/07/2013 * (D)	$310,000	$309,918
0.090%, 03/07/2013 * (D)	71,000	70,975
0.105%, 04/04/2013 *	254,000	253,882

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
U.S. Government (continued)
U.S. Treasury Bill (continued)
0.115%, 05/02/2013 * (D)(F)	$2,687,000	$2,685,383
0.130%, 05/30/2013 * (F)	174,000	173,854
0.130%, 06/27/2013 * (D)	321,000	320,628
0.150%, 08/22/2013 * (D)(F)	3,660,000	3,655,370

		7,470,010
U.S. Government Agency - 0.4%
Federal Home Loan Bank Discount Notes
0.139%, 04/24/2013 *	200,000	199,872
0.144%, 05/10/2013 *	500,000	499,600
0.145%, 05/15/2013 *	1,397,000	1,395,847
Federal Home Loan Mortgage Corp.
Discount Notes 0.123%, 03/05/2013 *	600,000	599,781

		2,695,100
Repurchase Agreement - 0.1%
State Street Bank Repurchase Agreement
dated 11/30/2012 at 0.010% to be
repurchased at $903,001 on 12/03/2012,
collateralized by $825,000
U.S. Treasury Notes, 4.250% due
08/15/2015 (valued at $922,078,
including interest).	903,000	903,000

TOTAL SHORT-TERM INVESTMENTS (Cost $11,068,110)		$11,068,110

Total Investments (Global Bond Fund)
(Cost $807,009,469) - 107.7%		$823,991,213
Other assets and liabilities, net - (7.7%)		(58,864,813)

TOTAL NET ASSETS - 100.0%		$765,126,400

Global Real Estate Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.5%
Australia - 8.5%
BGP Holdings PLC (I)	4,606,148	$6
Centro Retail Australia	1,731,771	3,947,284
Dexus Property Group	1,847,750	1,938,859
Goodman Group	815,491	3,946,950
GPT Group	1,166,077	4,258,877
Investa Office Fund	733,931	2,227,503
Mirvac Group	305,276	468,273
Premier Investment Corp.	352	1,280,949
Stockland	1,349,643	4,775,973
Westfield Group	1,301,906	14,182,906
Westfield Retail Trust	1,994,898	6,232,866

		43,260,446
Austria - 0.4%
Conwert Immobilien Invest SE	162,480	2,005,225
Canada - 3.6%
Allied Properties Real Estate Investment Trust	164,743	5,190,976
Boardwalk Real Estate Investment Trust	5,399	350,349
Canadian Apartment Properties REIT	108,106	2,605,384
Canadian Real Estate Investment Trust	78,241	3,274,252
First Capital Realty, Inc.	121,028	2,247,915
H&R Real Estate Investment Trust	190,889	4,467,881

		18,136,757

55

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China - 0.8%
Agile Property Holdings, Ltd.	360,000	$484,699
Country Garden Holdings Company, Ltd. (I)	7,397,447	3,545,534

		4,030,233
Finland - 0.2%
Sponda OYJ	185,024	854,218
France - 4.2%
Fonciere Des Regions	16,250	1,364,592
Gecina SA	16,349	1,808,024
ICADE	47,500	4,292,886
Klepierre	102,500	3,931,890
Unibail-Rodamco SE	41,354	9,711,291

		21,108,683
Germany - 1.0%
Alstria Office REIT AG	108,000	1,327,110
Deutsche Euroshop AG	66,400	2,719,377
DIC Asset AG	105,042	965,392

		5,011,879
Guernsey, C.I. - 0.0%
Camper & Nicholsons
Marina Investments, Ltd. (I)	1,200,000	211,484
Hong Kong - 10.5%
China Overseas Land & Investment, Ltd.	569,452	1,677,315
Henderson Land Development Company, Ltd.	726,000	5,163,776
Hong Kong Land Holdings, Ltd.	1,355,000	8,856,391
New World Development Company, Ltd.	3,892,000	6,119,496
Sun Hung Kai Properties, Ltd.	1,043,173	15,260,436
Swire Properties, Ltd.	814,200	2,730,008
The Link REIT	833,500	4,552,990
Wharf Holdings, Ltd.	1,145,900	8,863,933

		53,224,345
Italy - 0.2%
Beni Stabili SpA	1,850,000	1,059,274
Japan - 10.2%
Activia Properties, Inc. (L)	408	2,529,514
Aeon Mall Company, Ltd.	20,800	539,763
Daiwahouse Residential Investment Corp.	136	1,040,666
Global One Real Estate Investment Corp.	46	278,970
Japan Real Estate Investment Corp.	466	4,587,603
Japan Retail Fund Investment Corp.	1,416	2,580,971
Mitsubishi Estate Company, Ltd.	683,000	13,241,871
Mitsui Fudosan Company, Ltd.	546,000	11,473,761
Mori Hills REIT Investment Corp.	382	1,950,858
Nippon Building Fund, Inc.	164	1,717,958
Nomura Real Estate Holdings, Inc.	98,400	1,707,491
Sumitomo Realty &
Development Company, Ltd.	207,000	5,656,300
Tokyo Tatemono Company, Ltd. (I)	793,000	3,182,646
United Urban Investment Corp.	1,021	1,160,241

		51,648,613
Jersey, C.I. - 0.4%
LXB Retail Properties PLC (I)	1,100,000	2,069,026
Netherlands - 0.2%
Corio NV	23,000	1,031,319
Norway - 0.5%
Norwegian Property ASA	1,800,000	2,604,714
Singapore - 5.3%
Ascendas Real Estate Investment Trust	1,409,000	2,768,468
CapitaCommercial Trust	2,770,000	3,675,200
CapitaLand, Ltd.	2,545,500	7,354,166

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
CapitaMall Trust	827,000	$1,401,869
CapitaMalls Asia, Ltd.	2,333,000	3,666,436
Global Logistic Properties, Ltd.	2,270,000	5,232,670
Suntec Real Estate Investment Trust	1,963,000	2,604,561

		26,703,370
Sweden - 1.3%
Castellum AB	180,000	2,453,684
Fabege AB	170,000	1,749,273
Hufvudstaden AB, Class A	200,000	2,555,007

		6,757,964
Switzerland - 1.1%
PSP Swiss Property AG (I)	40,000	3,742,076
Swiss Prime Site AG (I)	23,430	1,883,972

		5,626,048
United Kingdom - 5.2%
British Land Company PLC	840,000	7,405,593
Derwent London PLC	33,000	1,092,004
Great Portland Estates PLC	395,000	2,979,242
Hammerson PLC	545,000	4,116,292
Land Securities Group PLC	400,000	5,180,383
Safestore Holdings PLC	963,747	1,582,600
Shaftesbury PLC	302,070	2,683,929
Unite Group PLC (I)	335,000	1,428,791

		26,468,834
United States - 45.9%
Acadia Realty Trust	118,380	2,938,192
Alexander’s, Inc.	2,910	1,289,130
American Campus Communities, Inc.	99,796	4,371,065
AvalonBay Communities, Inc.	40,873	5,386,653
Boston Properties, Inc.	57,594	5,910,872
BRE Properties, Inc.	54,580	2,655,317
Camden Property Trust	106,646	7,006,642
Chesapeake Lodging Trust	89,204	1,683,279
Colonial Properties Trust	164,893	3,363,817
CubeSmart	461,283	6,365,705
DDR Corp. (L)	496,413	7,600,083
DiamondRock Hospitality Company	162,185	1,417,497
Digital Realty Trust, Inc.	19,400	1,252,076
Douglas Emmett, Inc. (L)	306,342	6,957,027
Duke Realty Corp.	395,221	5,335,484
DuPont Fabros Technology, Inc. (L)	256,146	5,914,411
Education Realty Trust, Inc.	200,831	2,070,568
Equity Residential	199,020	11,047,600
Essex Property Trust, Inc.	23,142	3,251,220
Extra Space Storage, Inc. (L)	198,599	6,980,755
Federal Realty Investment Trust	70,121	7,295,389
General Growth Properties, Inc.	183,264	3,549,824
Glimcher Realty Trust	446,167	4,782,910
HCP, Inc.	11,457	516,138
Health Care REIT, Inc.	245,320	14,446,895
Healthcare Realty Trust, Inc.	229,024	5,462,222
Home Properties, Inc.	61,879	3,644,054
Hospitality Properties Trust	42,511	965,000
LaSalle Hotel Properties	100,430	2,421,367
Pebblebrook Hotel Trust	84,016	1,751,734
Pennsylvania Real Estate Investment Trust	30,809	513,278
Post Properties, Inc.	94,565	4,645,978
Prologis, Inc.	248,829	8,445,256
PS Business Parks, Inc.	26,262	1,693,636
Regency Centers Corp.	101,764	4,767,643
Simon Property Group, Inc.	198,868	30,253,789
SL Green Realty Corp. (L)	94,077	7,091,524

56

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Spirit Realty Capital, Inc. (I)	123,533	$2,004,941
Strategic Hotels & Resorts, Inc. (I)	360,200	2,244,046
Sunstone Hotel Investors, Inc. (I)	333,645	3,443,216
Taubman Centers, Inc.	48,798	3,780,381
Ventas, Inc.	206,003	13,112,091
Vornado Realty Trust	134,568	10,285,032
Washington Real Estate Investment Trust (L)	100,244	2,598,324

		232,512,061

TOTAL COMMON STOCKS (Cost $393,407,217)		$504,324,493

RIGHTS - 0.0%
Swiss Prime Site AG (Expiration Date:
12/03/12; Strike Price: CHF 64.00) (I)	23,430	25,283

TOTAL RIGHTS (Cost $0)		$25,283

ESCROW SHARES - 0.0%
Austria - 0.0%
Immofinanz AG (I)(L)	140,000	0

TOTAL ESCROW SHARES (Cost $0)		$0

SECURITIES LENDING COLLATERAL - 3.4%
John Hancock Collateral
Investment Trust, 0.2768% (W)(Y)	1,715,673	17,168,571

TOTAL SECURITIES LENDING
COLLATERAL (Cost $17,166,631)		$17,168,571

SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreement - 0.7%
Repurchase Agreement with State Street Corp.
dated 11/30/2012 at 0.010% to be
repurchased at $3,450,003 on 12/03/2012,
collateralized by $3,400,000 Federal
National Mortgage Association, 2.750% due
04/16/2019 (valued at $ 3,523,250,
including interest)	$3,450,000	$3,450,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,450,000)		$3,450,000

Total Investments (Global Real Estate Fund)
(Cost $414,023,848) - 103.6%		$524,968,347
Other assets and liabilities, net - (3.6%)		(18,252,195)

TOTAL NET ASSETS - 100.0%		$506,716,152

Health Sciences Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.2%
Consumer Staples - 0.8%
Food & Staples Retailing - 0.8%
CP ALL PCL	704,800	$907,123
Raia Drogasil SA	127,845	1,256,433
Shoppers Drug Mart Corp.	35,500	1,494,188

		3,657,744

		3,657,744
Financials - 0.2%
Insurance - 0.2%
eHealth, Inc. (I)	29,800	768,840

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 97.2%
Biotechnology - 36.3%
3SBio Inc., ADR (I)	58,985	$778,602
Abcam PLC	110,273	636,517
Achillion Pharmaceuticals, Inc. (I)	73,000	568,670
Acorda Therapeutics, Inc. (I)	44,800	1,128,064
Aegerion Pharmaceuticals, Inc. (I)	90,200	1,975,380
Affymax, Inc. (I)	72,824	1,779,819
Alexion Pharmaceuticals, Inc. (D)(I)	319,700	30,697,594
Alkermes PLC (I)	293,700	5,671,347
Allos Therapeutics, Inc. (I)	67,000	0
Alnylam Pharmaceuticals, Inc. (I)	43,700	741,589
AMAG Pharmaceuticals, Inc. (I)	80,100	1,203,903
Amarin Corp. PLC, ADR (I)	214,100	2,656,981
Amgen, Inc. (D)	75,800	6,731,040
Anacor Pharmaceuticals, Inc. (I)	113,000	598,900
AP Pharma, Inc. (I)	1,163,100	616,443
Ariad Pharmaceuticals, Inc. (I)	41,150	920,114
Arqule, Inc. (I)	49,700	132,202
AVEO Pharmaceuticals, Inc. (I)	10,100	65,650
Basilea Pharmaceutica (I)	2,509	114,791
Biocon, Ltd.	31,216	164,366
BioCryst Pharmaceuticals, Inc. (I)	42,100	72,412
Biogen Idec, Inc. (D)(I)	19,800	2,951,982
BioMarin Pharmaceutical, Inc. (I)	127,800	6,211,080
BioMimetic Therapeutics, Inc. (I)	20,400	155,244
Celgene Corp. (D)(I)	86,300	6,782,317
ChemoCentryx, Inc. (I)	10,300	122,055
Clovis Oncology, Inc. (I)	19,300	296,834
Cubist Pharmaceuticals, Inc. (I)	101,300	4,113,793
Cytokinetics, Inc. (I)	276,300	177,412
Dendreon Corp. (I)	199,000	885,550
Dyadic International, Inc. (I)	34,100	61,380
Dynavax Technologies Corp. (I)	73,500	208,740
Elan Corp. PLC, ADR (I)	421,800	4,209,564
Exact Sciences Corp. (I)	25,300	248,193
Exelixis, Inc. (I)	334,900	1,637,661
Gilead Sciences, Inc. (D)(I)	266,100	19,957,500
Grifols SA, ADR (I)	22,500	548,775
Grifols SA, B Shares (I)	9,316	227,176
GTx, Inc. (I)	43,800	173,886
Halozyme Therapeutics, Inc. (I)	49,300	307,139
Idenix Pharmaceuticals, Inc. (I)	385,300	1,972,736
Immunogen, Inc. (I)	24,600	312,174
Incyte Corp. (D)(I)	500,620	8,810,912
Infinity Pharmaceuticals, Inc. (I)	60,600	1,536,210
Intercell AG (I)	14,049	30,251
Intercept Pharmaceuticals, Inc. (I)	15,400	359,898
InterMune, Inc. (I)	163,200	1,494,912
Ironwood Pharmaceuticals, Inc. (I)	45,100	487,080
Isis Pharmaceuticals, Inc. (I)	77,400	712,080
Lexicon Pharmaceuticals, Inc. (I)	114,000	196,080
Medivation, Inc. (I)	122,500	6,388,375
Momenta Pharmaceuticals, Inc. (I)	44,400	475,080
Neurocrine Biosciences, Inc. (I)	212,800	1,591,744
NPS Pharmaceuticals, Inc. (I)	99,400	1,016,862
Onyx Pharmaceuticals, Inc. (I)	94,400	7,124,368
Orexigen Therapeutics, Inc. (I)	59,800	282,256
Pharmacyclics, Inc. (D)(I)	208,300	11,050,315
Puma Biotechnology, Inc. (I)	56,556	1,165,054
Regeneron Pharmaceuticals, Inc. (D)(I)	63,400	11,193,270
Rigel Pharmaceuticals, Inc. (I)	128,500	1,066,550
Sarepta Therapeutics, Inc. (I)	19,400	569,002
Savient Pharmaceuticals, Inc. (I)	12,000	14,400
Seattle Genetics, Inc. (I)	47,600	1,204,756

57

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Sinovac Biotech, Ltd. (I)	61,700	$162,271
Swedish Orphan Biovitrum AB (I)	138,197	667,172
Synageva BioPharma Corp. (I)	4,900	239,757
Targacept, Inc. (I)	23,200	99,528
TESARO, Inc. (I)	18,000	333,180
Theravance, Inc. (I)	77,100	1,733,208
Threshold Pharmaceuticals, Inc. (I)	69,600	307,632
ThromboGenics NV (I)	5,075	244,488
Tranzyme, Inc. (I)	90,300	69,224
United Therapeutics Corp. (I)	13,300	698,915
Vertex Pharmaceuticals, Inc. (D)(I)	54,700	2,176,513
Vical, Inc. (I)	203,700	639,618
YM Biosciences, Inc. (I)	323,000	562,020

		173,518,556
Health Care Equipment & Supplies - 15.1%
Abbott Laboratories	60,400	3,926,000
ArthroCare Corp. (I)	47,400	1,587,426
Baxter International, Inc.	119,200	7,899,384
Conceptus, Inc. (I)	149,400	3,109,014
Covidien PLC (D)	132,400	7,693,764
Cynosure, Inc., Class A (I)	49,600	1,116,992
DENTSPLY International, Inc. (D)	186,300	7,396,110
Edwards Lifesciences Corp. (D)(I)	50,700	4,399,239
Endologix, Inc. (I)	24,800	363,568
EnteroMedics, Inc. (I)	177,900	551,490
GenMark Diagnostics, Inc. (I)	139,200	1,378,080
HeartWare International, Inc. (I)	46,700	3,843,877
Hill-Rom Holdings, Inc.	31,100	869,556
IDEXX Laboratories, Inc. (I)	47,400	4,430,478
Insulet Corp. (D)(I)	59,700	1,310,415
Intuitive Surgical, Inc. (D)(I)	3,300	1,745,700
Meridian Bioscience, Inc.	30,500	610,915
Nobel Biocare Holding AG (I)	15,052	118,916
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	824,000	858,032
Sonova Holding AG (I)	3,274	357,572
Straumann Holding AG	2,058	240,261
Stryker Corp.	122,400	6,629,184
The Cooper Companies, Inc. (D)	40,700	3,864,058
Tornier BV (I)	8,000	129,760
Urologix, Inc. (I)	176,700	111,303
Volcano Corp. (I)	82,100	2,238,046
Wright Medical Group, Inc. (I)	20,456	432,031
Zimmer Holdings, Inc. (D)	72,773	4,800,835

		72,012,006
Health Care Providers & Services - 23.2%
Acadia Healthcare Company, Inc. (I)	55,600	1,276,020
Aetna, Inc.	65,200	2,815,988
Air Methods Corp. (I)	17,629	1,924,558
AMERIGROUP Corp. (I)	48,400	4,444,088
AmerisourceBergen Corp.	95,300	4,023,566
Amil Participacoes SA	48,200	695,435
Bangkok Dusit Medical Services PCL	805,700	2,940,319
Bumrungrad Hospital PCL	481,500	1,180,609
Cardinal Health, Inc.	400	16,180
Catamaran Corp. (D)(I)	475,906	23,171,863
Centene Corp. (D)(I)	88,300	3,877,253
Cigna Corp.	30,500	1,594,235
Community Health Systems, Inc. (I)	20,200	595,092
DaVita HealthCare Partners, Inc. (D)(I)	32,800	3,542,400
Diagnosticos da America SA	61,000	354,558
Express Scripts Holding Company (D)(I)	97,314	5,240,359
Fleury SA	74,900	806,206

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Fortis Healthcare, Ltd. (I)	221,535	$457,467
Fresenius Medical Care AG &
Company KGaA	23,741	1,630,300
Fresenius SE & Company KGaA	13,272	1,534,185
HCA Holdings, Inc.	47,400	1,504,950
Health Management
Associates, Inc., Class A (I)	15,100	120,045
Henry Schein, Inc. (I)	60,500	4,886,585
HMS Holdings Corp. (I)	155,400	3,600,618
IHH Healthcare Bhd (I)	154,100	176,365
Laboratory Corp. of America Holdings (I)	6,600	558,294
LCA-Vision, Inc. (I)	94,500	303,345
McKesson Corp. (D)	84,900	8,020,503
MEDNAX, Inc. (I)	42,600	3,365,400
Metropolitan Health Networks, Inc. (I)	94,300	1,059,932
MWI Veterinary Supply, Inc. (I)	18,200	2,031,848
Odontoprev SA	82,700	417,990
Quest Diagnostics, Inc.	34,200	1,976,076
Select Medical Holdings Corp. (I)	81,497	899,727
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	500,800	936,843
Sinopharm Group Company, Ltd., H Shares	126,400	390,352
Triple-S Management Corp., Class B (I)	18,900	329,805
UnitedHealth Group, Inc. (D)	195,600	10,638,684
Universal Health Services, Inc., Class B	101,300	4,565,591
WellCare Health Plans, Inc. (I)	68,100	3,287,187

		111,190,821
Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc. (I)	20,300	225,736
athenahealth, Inc. (I)	48,400	3,082,596
Cerner Corp. (I)	21,307	1,645,327

		4,953,659
Life Sciences Tools & Services - 2.7%
Agilent Technologies, Inc.	19,400	742,826
BG Medicine, Inc. (I)	28,700	41,615
Bruker Corp. (I)	92,000	1,343,200
Covance, Inc. (I)	61,400	3,500,414
Illumina, Inc. (I)	14,300	768,053
Mettler-Toledo International, Inc. (I)	8,700	1,627,683
Thermo Fisher Scientific, Inc.	79,900	5,077,645

		13,101,436
Pharmaceuticals - 18.9%
Allergan, Inc. (D)	14,500	1,344,875
Auxilium Pharmaceuticals, Inc. (D)(I)	60,100	1,150,314
AVANIR Pharmaceuticals, Inc., Class A (I)	782,700	2,066,328
Bayer AG	25,781	2,332,756
Bayer AG, ADR	400	36,240
Bristol-Myers Squibb Company	45,700	1,491,191
Cadence Pharmaceuticals, Inc. (I)	272,600	1,161,276
China Medical System Holdings, Ltd.	3,068,100	2,089,981
Depomed, Inc. (I)	51,900	312,438
Eli Lilly & Company (D)	13,700	671,848
Endocyte, Inc. (I)	23,700	222,069
Forest Laboratories, Inc. (I)	77,100	2,733,966
GlaxoSmithKline Pharmaceuticals, Ltd.	5,035	190,005
GlaxoSmithKline PLC	74,737	1,598,140
Hikma Pharmaceuticals PLC	15,052	181,995
Hospira, Inc. (D)(I)	43,500	1,296,300
Impax Laboratories, Inc. (I)	64,700	1,315,998
Ipca Laboratories, Ltd.	84,380	709,323
Jazz Pharmaceuticals PLC (I)	58,000	3,125,040
Lijun International
Pharmaceutical Holding, Ltd.	606,000	168,082

58

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
MAP Pharmaceuticals, Inc. (I)	114,000	$1,817,160
Medicis Pharmaceutical Corp., Class A	49,000	2,119,250
Merck & Company, Inc. (D)	166,800	7,389,240
Mylan, Inc. (I)	900	24,462
Natco Pharma, Ltd.	14,945	121,859
Nektar Therapeutics (I)	35,100	229,203
Newron Pharmaceuticals SpA (I)	4,938	43,265
Novo Nordisk A/S, Class B	8,992	1,427,718
Optimer Pharmaceuticals, Inc. (I)	135,500	1,380,745
Pacira Pharmaceuticals, Inc. (I)	154,600	2,635,930
Pfizer, Inc.	134,900	3,375,198
Questcor Pharmaceuticals, Inc.	53,234	1,381,422
Ranbaxy Laboratories, Ltd. (I)	46,770	433,422
Roche Holdings AG	20,857	4,105,739
Salix Pharmaceuticals, Ltd. (I)	23,900	1,024,115
Sanofi	3,742	333,968
Sawai Pharmaceutical Company, Ltd.	18,400	1,987,917
Shire PLC	24,580	710,282
Shire PLC, ADR	22,300	1,931,849
Simcere Pharmaceutical Group, ADR (I)	46,100	378,942
Stada Arzneimittel AG	22,932	681,193
Sun Pharmaceutical Industries, Ltd.	67,504	881,624
Supernus Pharmaceuticals, Inc. (I)	192,100	1,534,879
Teva Pharmaceutical Industries, Ltd., ADR	61,200	2,469,420
The Medicines Company (I)	250,900	5,386,823
Towa Pharmaceutical Company, Ltd.	27,100	1,460,295
UCB SA	52,520	2,982,114
Valeant
Pharmaceuticals International, Inc. (D)(I)	235,300	13,007,384
Vectura Group PLC (I)	120,419	163,998
ViroPharma, Inc. (I)	76,600	1,898,914
Vivus, Inc. (I)	17,200	194,360
Warner Chilcott PLC, Class A	38,600	450,076
Watson Pharmaceuticals, Inc. (I)	7,600	668,876
XenoPort, Inc. (I)	205,200	1,610,820

		90,440,627

		465,217,105
Industrials - 0.5%
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (I)	9,700	906,659
Professional Services - 0.3%
The Advisory Board Company (I)	37,530	1,698,233

		2,604,892
Information Technology - 0.9%
IT Services - 0.4%
MAXIMUS, Inc.	27,600	1,738,524
Software - 0.5%
Nuance Communications, Inc. (I)	119,500	2,657,680

		4,396,204
Materials - 0.6%
Chemicals - 0.6%
Monsanto Company (D)	31,100	2,848,449

TOTAL COMMON STOCKS (Cost $384,542,786)		$479,493,234

PREFERRED SECURITIES - 0.1%
Information Technology - 0.1%
Castlight Health, Inc. (R)	59,286	357,884

TOTAL PREFERRED SECURITIES (Cost $357,884)		$357,884

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.0%
Health Care - 0.0%
HeartWare International, Inc.
3.500%, 12/15/2017	$100,000	$115,188
Insulet Corp. 3.750%, 06/15/2016	100,000	110,750

		225,938

TOTAL CONVERTIBLE BONDS (Cost $197,665)		$225,938

OPTIONS PURCHASED - 0.0%
Call Options - 0.0%
Exchange Traded Option on BioMarin
Pharmaceutical, Inc. (Expiration Date:
12/22/2012; Strike Price: $45.00) (I)	8,200	34,440
Exchange Traded Option on BioMarin
Pharmaceutical, Inc. (Expiration Date:
01/19/2013; Strike Price: $45.00) (I)	2,400	12,360
Exchange Traded Option on Eli Lilly &
Company (Expiration Date: 01/19/2013;
Strike Price: $45.00) (I)	23,300	101,355

TOTAL OPTIONS PURCHASED (Cost $70,097)		$148,155

WARRANTS - 0.0%
Cytokinetics, Inc. (Expiration Date:
06/20/2017; Strike Price: $0.88) (I)	165,780	16,582

TOTAL WARRANTS (Cost $17)		$16,582

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
State Street Institutional U.S. Government
Money Market Fund, 0.0475% (Y)	678,722	678,722
T. Rowe Price Reserve Investment
Fund, 0.1281% (Y)	6,423,552	6,423,552

TOTAL SHORT-TERM INVESTMENTS (Cost $7,102,274)		$7,102,274

Total Investments (Health Sciences Fund)
(Cost $392,270,723) - 101.8%		$487,344,067
Other assets and liabilities, net - (1.8%)		(8,753,267)

TOTAL NET ASSETS - 100.0%		$478,590,800

Heritage Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.5%
Consumer Discretionary - 23.8%
Auto Components - 0.8%
BorgWarner, Inc. (I)(L)	16,716	$1,108,271
Automobiles - 1.3%
Harley-Davidson, Inc.	37,877	1,778,704
Hotels, Restaurants & Leisure - 1.3%
Bally Technologies, Inc. (I)(L)	17,573	793,245
Panera Bread Company, Class A (I)	5,342	857,391

		1,650,636
Household Durables - 0.6%
Toll Brothers, Inc. (I)	23,573	750,564
Internet & Catalog Retail - 2.3%
Blue Nile, Inc. (I)	7,430	292,296
Expedia, Inc. (L)	20,221	1,250,871

59

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
priceline.com, Inc. (I)	2,288	$1,517,310

		3,060,477
Media - 2.7%
AMC Networks, Inc., Class A (I)	12,861	678,546
Discovery Communications, Inc., Class A (I)	18,294	1,105,141
Scripps Networks Interactive, Inc., Class A	15,374	907,681
Sirius XM Radio, Inc. (I)	304,129	845,479

		3,536,847
Multiline Retail - 1.2%
Family Dollar Stores, Inc.	22,321	1,589,255
Specialty Retail - 9.7%
Cabela’s, Inc. (I)(L)	23,399	1,117,770
DSW, Inc., Class A	15,389	1,046,914
GNC Holdings, Inc., Class A	25,875	908,989
Lumber Liquidators Holdings, Inc. (I)(L)	13,241	710,777
O’Reilly Automotive, Inc. (I)	7,410	697,133
PetSmart, Inc.	44,967	3,177,368
Ross Stores, Inc.	23,213	1,321,284
The Gap, Inc.	30,958	1,066,813
Tractor Supply Company	12,233	1,096,321
Ulta Salon Cosmetics & Fragrance, Inc.	16,677	1,672,370

		12,815,739
Textiles, Apparel & Luxury Goods - 3.9%
Lululemon Athletica, Inc. (I)	8,948	642,287
Michael Kors Holdings, Ltd. (I)	33,360	1,773,084
PVH Corp.	10,080	1,155,067
Under Armour, Inc., Class A (I)	17,322	897,799
Vera Bradley, Inc. (I)(L)	23,329	646,447

		5,114,684

		31,405,177
Consumer Staples - 9.4%
Beverages - 0.5%
Beam, Inc.	11,605	651,157
Food & Staples Retailing - 5.3%
Costco Wholesale Corp.	21,468	2,232,457
Pricesmart, Inc. (L)	10,403	806,441
The Fresh Market, Inc. (I)	14,668	760,242
Whole Foods Market, Inc.	34,230	3,195,713

		6,994,853
Food Products - 2.4%
McCormick & Company, Inc., Non-
Voting Shares	17,512	1,130,575
Mead Johnson Nutrition Company	20,479	1,396,463
The Hain Celestial Group, Inc. (I)	10,844	653,568

		3,180,606
Household Products - 1.2%
Church & Dwight Company, Inc.	28,836	1,561,469

		12,388,085
Energy - 5.3%
Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc. (I)	16,599	763,554
National Oilwell Varco, Inc.	21,495	1,468,109
Oil States International, Inc. (I)	9,502	671,981

		2,903,644
Oil, Gas & Consumable Fuels - 3.1%
Cabot Oil & Gas Corp.	26,084	1,228,556
Concho Resources, Inc. (I)	14,457	1,160,319
Linn Energy LLC	27,642	1,095,452

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Peabody Energy Corp.	24,667	$619,388

		4,103,715

		7,007,359
Financials - 5.4%
Capital Markets - 1.8%
KKR & Company LP	44,325	609,469
Lazard, Ltd., Class A (L)	25,310	745,380
Raymond James Financial, Inc.	27,660	1,044,165

		2,399,014
Commercial Banks - 1.2%
East West Bancorp, Inc.	34,311	725,678
SVB Financial Group (I)	16,033	885,342

		1,611,020
Consumer Finance - 1.6%
Discover Financial Services	50,951	2,120,071
Insurance - 0.2%
Cincinnati Financial Corp.	6,914	280,155
Real Estate Management & Development - 0.6%
CBRE Group, Inc., Class A (I)	41,154	779,045

		7,189,305
Health Care - 14.7%
Biotechnology - 4.6%
Alexion Pharmaceuticals, Inc. (I)	25,857	2,482,789
Grifols SA (I)	37,706	1,206,821
Medivation, Inc. (I)	5,562	290,058
Onyx Pharmaceuticals, Inc. (I)	8,976	677,419
Regeneron Pharmaceuticals, Inc. (I)(L)	7,840	1,384,152

		6,041,239
Health Care Equipment & Supplies - 2.2%
IDEXX Laboratories, Inc. (I)	14,323	1,338,771
Intuitive Surgical, Inc. (I)	1,193	631,097
The Cooper Companies, Inc.	10,213	969,622

		2,939,490
Health Care Providers & Services - 3.9%
Catamaran Corp. (I)	81,240	3,955,576
Express Scripts Holding Company (I)	21,558	1,160,898

		5,116,474
Health Care Technology - 1.3%
Cerner Corp. (I)(L)	22,290	1,721,234
Pharmaceuticals - 2.7%
Perrigo Company (L)	18,581	1,923,134
Watson Pharmaceuticals, Inc. (I)	18,094	1,592,453

		3,515,587

		19,334,024
Industrials - 14.0%
Aerospace & Defense - 2.1%
TransDigm Group, Inc. (L)	12,550	1,707,051
Triumph Group, Inc.	16,642	1,091,882

		2,798,933
Building Products - 0.8%
Fortune Brands Home & Security, Inc. (I)	37,361	1,120,456
Commercial Services & Supplies - 1.6%
Cintas Corp. (L)	19,697	816,244
Stericycle, Inc. (I)(L)	14,291	1,335,780

		2,152,024

60

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering - 2.2%
Chicago Bridge & Iron Company NV (L)	20,745	$842,869
MasTec, Inc. (I)(L)	29,185	666,585
Quanta Services, Inc. (I)	51,955	1,343,556

		2,853,010
Machinery - 3.1%
Chart Industries, Inc. (I)(L)	10,735	649,253
Flowserve Corp.	8,404	1,164,374
Trinity Industries, Inc.	31,875	1,012,669
Valmont Industries, Inc.	8,964	1,251,912

		4,078,208
Road & Rail - 3.2%
Canadian Pacific Railway Ltd.	12,036	1,123,440
Kansas City Southern	38,909	3,040,738

		4,164,178
Trading Companies & Distributors - 1.0%
United Rentals, Inc. (I)	31,171	1,294,532

		18,461,341
Information Technology - 17.5%
Communications Equipment - 0.5%
Palo Alto Networks, Inc. (I)	11,953	650,482
Computers & Peripherals - 1.7%
Apple, Inc.	3,730	2,183,094
Electronic Equipment, Instruments & Components - 1.4%
Trimble Navigation, Ltd. (I)	33,072	1,840,126
Internet Software & Services - 3.0%
Equinix, Inc. (I)	6,685	1,241,806
LinkedIn Corp., Class A (I)	13,437	1,453,077
Rackspace Hosting, Inc. (I)(L)	18,975	1,311,552

		4,006,435
IT Services - 4.3%
Alliance Data Systems Corp. (I)(L)	26,010	3,706,165
Cognizant Technology
Solutions Corp., Class A (I)	9,795	658,518
Teradata Corp. (I)	21,795	1,296,367

		5,661,050
Semiconductors & Semiconductor Equipment - 2.5%
Avago Technologies, Ltd.	17,635	618,989
NXP Semiconductor NV (I)	39,597	969,335
Xilinx, Inc. (L)	50,499	1,749,790

		3,338,114
Software - 4.1%
Citrix Systems, Inc. (I)	14,162	866,148
CommVault Systems, Inc. (I)(L)	11,790	782,384
NetSuite, Inc. (I)	26,114	1,556,917
Nuance Communications, Inc. (I)(L)	41,646	926,207
Salesforce.com, Inc. (I)	4,573	721,025
Splunk, Inc. (I)	19,814	598,383

		5,451,064

		23,130,365
Materials - 5.7%
Chemicals - 4.2%
Airgas, Inc.	15,807	1,400,026
American Vanguard Corp.	15,439	513,656
Cytec Industries, Inc.	9,768	670,476
FMC Corp.	35,892	1,990,570
The Sherwin-Williams Company	5,702	869,669

		5,444,397

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining - 1.5%
Carpenter Technology Corp.	28,614	$1,386,634
First Quantum Minerals, Ltd.	30,482	625,996

		2,012,630

		7,457,027
Telecommunication Services - 2.7%
Diversified Telecommunication Services - 0.8%
tw telecom, Inc. (I)	41,471	1,065,390
Wireless Telecommunication Services - 1.9%
SBA Communications Corp., Class A (I)(L)	35,788	2,462,928

		3,528,318

TOTAL COMMON STOCKS (Cost $96,644,056)		$129,901,001

SECURITIES LENDING COLLATERAL - 11.5%
John Hancock Collateral
Investment Trust, 0.2768% (W)(Y)	1,516,877	15,179,234

TOTAL SECURITIES LENDING
COLLATERAL (Cost $15,172,147)		$15,179,234

SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0475% (Y)	2,698,158	2,698,158

TOTAL SHORT-TERM INVESTMENTS (Cost $2,698,158)		$2,698,158

Total Investments (Heritage Fund)
(Cost $114,514,361) - 112.0%		$147,778,393
Other assets and liabilities, net - (12.0%)		(15,840,975)

TOTAL NET ASSETS - 100.0%		$131,937,418

High Income Fund
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 64.0%
Consumer Discretionary - 23.4%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		$2,500,000	$2,662,489
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022		435,000	441,525
Ameristar Casinos, Inc.
7.500%, 04/15/2021 (S)		851,000	906,315
Beazer Homes USA, Inc.
9.125%, 06/15/2018 to 05/15/2019		5,935,000	6,133,150
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019		2,250,000	2,463,750
Canadian Satellite Radio Holdings, Inc.
8.000%, 09/10/2014	CAD	4,445,000	4,474,757
9.750%, 06/21/2018		3,976,000	4,433,688
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		$2,140,000	2,140,000
Chrysler Group LLC
8.250%, 06/15/2021		3,700,000	4,074,625
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016		9,084,396	6,586,187
DISH DBS Corp.
6.750%, 06/01/2021		1,300,000	1,469,000
Exide Technologies
8.625%, 02/01/2018		6,268,000	5,077,080

61

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)	$20,530,000	$12,831
Gray Television, Inc.
7.500%, 10/01/2020 (S)	605,000	605,000
Greektown Superholdings, Inc.
13.000%, 07/01/2015 (V)	1,304,000	1,395,280
Grupo Posadas SAB de CV
7.875%, 11/30/2017 (S)	1,125,000	1,161,637
Jaguar Land Rover PLC
8.125%, 05/15/2021 (S)	3,500,000	3,832,500
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)	2,390,000	2,336,225
K Hovnanian Enterprises, Inc.
7.500%, 05/15/2016	984,000	947,100
KB Home
7.500%, 09/15/2022	1,700,000	1,844,500
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)	5,580,000	5,301,000
Mashantucket Western Pequot Tribe,
Series A
8.500%, 11/15/2015 (H)(S)	24,547,000	1,963,760
Meritage Homes Corp.
7.000%, 04/01/2022	1,255,000	1,361,675
Mohegan Tribal Gaming Authority
10.500%, 12/15/2016 (S)	10,610,000	10,026,450
11.000%, 09/15/2018 (S)	8,555,000	6,330,700
MTR Gaming Group, Inc.
11.500%, 08/01/2019	985,000	1,034,250
Petco Holdings Inc., PIK
8.500%, 10/15/2017 (S)	965,000	986,713
PVH Corp.
7.375%, 05/15/2020	1,340,000	1,499,125
Standard Pacific Corp.
8.375%, 01/15/2021	2,235,000	2,559,075
Tenneco, Inc.
6.875%, 12/15/2020	1,632,000	1,756,440
The Goodyear Tire & Rubber Company
7.000%, 05/15/2022	475,000	507,063
8.750%, 08/15/2020	1,250,000	1,412,500
Tower Automotive Holdings USA LLC
10.625%, 09/01/2017 (S)	775,000	844,750
Toys R Us, Inc.
10.375%, 08/15/2017	2,840,000	2,907,450
TRW Automotive, Inc.
7.250%, 03/15/2017 (S)	339,000	384,765
Visteon Corp.
6.750%, 04/15/2019	926,000	976,930
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	1,634,240	900,196
WMG Acquisition Corp.
6.000%, 01/15/2021 (S)	965,000	989,125
11.500%, 10/01/2018	1,705,000	1,926,650
Wok Acquisition Corp.
10.250%, 06/30/2020 (S)	1,370,000	1,441,925

		98,108,181
Consumer Staples - 3.6%
Alliance One International, Inc.
10.000%, 07/15/2016	1,520,000	1,575,100
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020 (S)	2,175,000	2,223,938
9.000%, 04/15/2019	4,450,000	4,583,500
Rite Aid Corp.
9.250%, 03/15/2020	3,675,000	3,748,500

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)		$1,965,000	$1,714,463
YCC Holdings LLC, PIK
10.250%, 02/15/2016		1,191,000	1,232,685

			15,078,186
Energy - 7.7%
Afren PLC
10.250%, 04/08/2019 (S)		1,775,000	2,063,438
Arch Coal, Inc.
7.250%, 06/15/2021		4,457,000	3,989,015
Bill Barrett Corp.
7.000%, 10/15/2022		1,940,000	1,942,425
BreitBurn Energy Partners LP
7.875%, 04/15/2022 (S)		680,000	698,700
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020		1,900,000	1,928,500
EP Energy LLC
7.750%, 09/01/2022		2,015,000	2,090,563
EV Energy Partners LP
8.000%, 04/15/2019		940,000	987,000
Forest Oil Corp.
7.500%, 09/15/2020 (S)		1,325,000	1,364,750
Halcon Resources Corp.
8.875%, 05/15/2021 (S)		595,000	615,825
Midstates Petroleum Company, Inc.
10.750%, 10/01/2020 (S)		378,000	398,790
OGX Austria GmbH
8.375%, 04/01/2022 (S)		1,135,000	925,025
Paramount Resources, Ltd.
7.625%, 12/04/2019 (S)	CAD	2,005,000	2,018,423
Peabody Energy Corp.
6.250%, 11/15/2021		$1,020,000	1,058,250
Penn Virginia Corp.
10.375%, 06/15/2016		1,940,000	2,037,000
Pioneer Energy Services Corp.
9.875%, 03/15/2018		755,000	817,288
Plains Exploration & Production Company
6.875%, 02/15/2023		2,100,000	2,163,000
Quicksilver Resources, Inc.
11.750%, 01/01/2016		1,430,000	1,419,275
Samson Investment Company
9.750%, 02/15/2020 (S)		1,005,000	1,062,788
SandRidge Energy, Inc.
7.500%, 03/15/2021		1,879,000	1,958,858
Sidewinder Drilling, Inc.
9.750%, 11/15/2019 (S)		1,605,000	1,596,975
W&T Offshore, Inc.
8.500%, 06/15/2019 (S)		925,000	971,250

			32,107,138
Financials - 4.6%
Alfa Bank OJSC
7.500%, 09/26/2019 (S)		1,785,000	1,862,487
Citigroup, Inc. (5.950% to 01/30/2023,
then 3 month LIBOR + 4.069%)
01/30/2023 (Q)		2,610,000	2,655,675
E*Trade Financial Corp.
6.375%, 11/15/2019		1,115,000	1,124,756
iPayment, Inc.
10.250%, 05/15/2018		1,035,000	861,638
iStar Financial, Inc.
9.000%, 06/01/2017		674,000	729,605
Legend Acquisition Sub, Inc.
10.750%, 08/15/2020 (S)		1,005,000	954,750

62

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Mattamy Group Corp.
6.500%, 11/15/2020 (S)	$1,095,000	$1,095,000
Nationstar Mortgage LLC
7.875%, 10/01/2020 (S)	735,000	761,644
10.875%, 04/01/2015	1,000,000	1,078,750
RBS Capital Trust II (6.425% to
01/03/2034, then 3 month
LIBOR + 1.9425%)
01/03/2034 (Q)	804,000	675,360
Realogy Corp.
12.000%, 04/15/2017	3,898,607	4,210,496
Regions Bank
6.450%, 06/26/2037	1,310,000	1,365,675
VTB Bank OJSC (9.500% to 12/06/2022,
then 10 Year U.S. Treasury + 8.067%)
12/06/2022 (Q)(S)	1,925,000	1,979,234

		19,355,070
Health Care - 3.1%
Alere, Inc.
7.250%, 07/01/2018 (S)	750,000	751,875
Catalent Pharma Solutions, Inc.
7.875%, 10/15/2018 (S)	1,045,000	1,055,450
9.500%, 04/15/2015	903,273	924,726
Endo Health Solutions, Inc.
7.250%, 01/15/2022	970,000	1,035,475
ExamWorks Group, Inc.
9.000%, 07/15/2019	1,193,000	1,264,580
HCA, Inc.
8.000%, 10/01/2018	3,000,000	3,480,000
8.500%, 04/15/2019	835,000	937,288
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)	3,480,000	3,567,000

		13,016,394
Industrials - 4.3%
Air Canada
9.250%, 08/01/2015 (S)	1,170,000	1,216,800
12.000%, 02/01/2016 (S)	1,950,000	1,989,000
Bombardier, Inc.
5.750%, 03/15/2022 (S)	1,655,000	1,688,100
Clean Harbors, Inc.
5.125%, 06/01/2021 (S)	375,000	383,438
Delta Air Lines 2012-1 Class B Pass
Through Trust
6.875%, 05/07/2019 (S)	3,425,000	3,604,813
Graftech International, Ltd.
6.375%, 11/15/2020 (S)	370,000	381,100
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	945,000	1,030,050
Navistar International Corp.
8.250%, 11/01/2021	1,740,000	1,661,700
Nortek, Inc.
8.500%, 04/15/2021 (S)	745,000	806,463
Swift Services Holdings, Inc.
10.000%, 11/15/2018	840,000	924,000
United Rentals North America, Inc.
7.375%, 05/15/2020 (S)	660,000	721,050
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	2,257,908	2,427,251
US Airways 2012-1 Class C Pass
Through Trust
9.125%, 10/01/2015	1,015,000	1,055,600

		17,889,365

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology - 0.3%
CDW LLC
8.000%, 12/15/2018	$785,000	$863,500
CyrusOne LP
6.375%, 11/15/2022 (S)	250,000	258,750

		1,122,250
Materials - 10.3%
American Gilsonite Company
11.500%, 09/01/2017 (S)	1,210,000	1,252,350
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)	1,060,000	1,102,400
Berry Plastics Corp.
9.500%, 05/15/2018	2,687,000	2,942,265
Consolidated Container Company LLC
10.125%, 07/15/2020 (S)	3,695,000	3,935,175
Edgen Murray Corp.
8.750%, 11/01/2020 (S)	3,215,000	3,215,000
Ferro Corp.
7.875%, 08/15/2018	3,165,000	2,856,413
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 to 04/01/2022 (S)	2,590,000	2,538,950
Hexion US Finance Corp.
8.875%, 02/01/2018	2,400,000	2,424,000
9.000%, 11/15/2020	1,745,000	1,548,688
HudBay Minerals, Inc.
9.500%, 10/01/2020 (S)	2,730,000	2,880,150
INEOS Group Holdings SA
8.500%, 02/15/2016 (S)	940,000	921,200
Inmet Mining Corp.
8.750%, 06/01/2020 (S)	1,000,000	1,080,000
Magnesita Finance, Ltd.
8.625%, 04/15/2017 (Q)(S)	285,000	294,201
New Gold, Inc.
6.250%, 11/15/2022 (S)	457,000	467,283
Old AII, Inc.
7.875%, 11/01/2020 (S)	805,000	794,938
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	8,704,000	8,682,240
Sappi Papier Holding GmbH
7.500%, 06/15/2032 (S)	673,000	572,050
7.750%, 07/15/2017 (S)	1,406,000	1,504,420
Tembec Industries, Inc.
11.250%, 12/15/2018	1,000,000	1,052,500
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018	2,225,000	1,707,688
9.750%, 12/01/2017	750,000	780,000
Walter Energy, Inc.
9.875%, 12/15/2020 (S)	800,000	832,000

		43,383,911
Telecommunication Services - 5.2%
Cincinnati Bell, Inc.
8.750%, 03/15/2018	2,885,000	2,913,850
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)	1,630,000	1,731,875
Digicel, Ltd.
7.000%, 02/15/2020 (S)	3,385,000	3,579,638
Intelsat Luxembourg SA
11.250%, 02/04/2017	9,845,000	10,435,700
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)	440,000	542,300
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)	2,015,000	1,994,850

63

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (S)		$689,812	$681,189

			21,879,402
Utilities - 1.5%
Calpine Corp.
7.875%, 01/15/2023 (S)		1,530,000	1,705,950
NRG Energy, Inc.
6.625%, 03/15/2023 (S)		1,100,000	1,138,500
7.875%, 05/15/2021		2,310,000	2,552,550
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015		4,210,000	757,800

			6,154,800

TOTAL CORPORATE BONDS (Cost $271,128,545)			$268,094,697

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 0.5%
U.S. Government Agency - 0.5%
U.S. Treasury Bonds
5.375%, 02/15/2031		1,400,000	2,038,313

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,998,336)			$2,038,313

FOREIGN GOVERNMENT
OBLIGATIONS - 0.8%
Argentina - 0.2%
City of Buenos Aires
9.950%, 03/01/2017 (S)		1,115,000	931,025
Canada - 0.6%
Government of Canada
3.250%, 06/01/2021	CAD	2,000,000	2,278,875

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,203,523)			$3,209,900

CONVERTIBLE BONDS - 3.4%
Consumer Discretionary - 2.9%
M/I Homes, Inc. 3.250%, 09/15/2017		$570,000	643,744
Mood Media Corp. 10.000%, 10/31/2015	CAD	45,000	45,192
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)		$7,080,000	11,642,175

			12,331,111
Consumer Staples - 0.1%
Alliance One International, Inc.
5.500%, 07/15/2014		540,000	514,350
Financials - 0.2%
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
10/05/2017 (Q)(S)		1,062,000	977,040
Industrials - 0.2%
United Continental Holdings, Inc.
6.000%, 10/15/2029		265,000	640,472

TOTAL CONVERTIBLE BONDS (Cost $11,209,312)			$14,462,973

TERM LOANS (M) - 5.0%
Consumer Discretionary - 1.8%
Clear Channel Communications, Inc.
3.859%, 01/29/2016		7,449,687	6,024,934

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
Fontainebleau Las Vegas Holdings LLC
3.250%, 06/06/2014 (H)	$1,618,638	$275,168
3.250%, 06/06/2014 (H)	757,938	128,850
The Star Tribune Company
8.000%, 09/28/2014	210,226	202,869
8.000%, 09/29/2014	290,971	280,787
Univision Communications, Inc.
4.459%, 03/31/2017	799,454	779,468

		7,692,076
Energy - 0.5%
Boomerang Tube LLC
11.000%, 10/02/2017	1,635,000	1,585,950
Plains Exploration & Production Company,
TBD 09/13/2019 (T)	400,000	401,500

		1,987,450
Financials - 1.4%
iStar Financial, Inc.
5.750%, 09/28/2017	3,054,000	3,053,047
Springleaf Finance Funding Company
5.500%, 05/10/2017	2,000,000	1,972,084
Walter Investment Management Corp.,
TBD 11/15/2017 (T)	800,000	800,504

		5,825,635
Health Care - 0.4%
AssuraMed Holding, Inc.
9.250%, 04/24/2020	200,000	201,000
National Mentor Holdings, Inc.
7.000%, 02/09/2017	1,364,610	1,361,198

		1,562,198
Materials - 0.9%
Fortescue Metals Group Finance PTY, Ltd.
5.250%, 10/18/2017	1,750,000	1,754,375
INEOS US Finance LLC
6.500%, 05/04/2018	1,900,450	1,924,206

		3,678,581

TOTAL TERM LOANS (Cost $20,993,922)		$20,745,940

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.2%
Commercial & Residential - 0.2%
Harborview Mortgage Loan Trust
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	31,811,681	225,863
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	37,292,884	264,779
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	26,754,071	189,954

		680,596

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $346,532)		$680,596

ASSET BACKED SECURITIES - 1.4%
ACE Securities Corp.
Series 2006-ASP5, Class A2B,
0.338%, 10/25/2036 (P)	731,288	332,102
Series 2006-ASP5, Class A2C,
0.388%, 10/25/2036 (P)	1,138,196	520,468
Series 2006-ASP5, Class A2D,
0.468%, 10/25/2036 (P)	2,023,719	935,565
Argent Securities, Inc., Series 2006-M2,
Class A2C 0.358%, 09/25/2036 (P)	5,572,494	1,989,703

64

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Mastr Asset Backed Securities Trust,
Series 2006-HE4, Class A2
0.318%, 11/25/2036 (P)	$3,495,937	$1,406,251
Securitized Asset Backed
Receivables LLC, Series 2006-HE1,
Class A2B 0.298%, 07/25/2036 (P)	1,862,147	781,549

TOTAL ASSET BACKED SECURITIES (Cost $5,783,146)		$5,965,638

COMMON STOCKS - 2.2%
Consumer Discretionary - 1.1%
Canadian Satellite Radio Holdings, Inc. (I)	268,076	$1,678,595
Canadian Satellite Radio
Holdings, Inc., Class A	252,083	1,578,453
Greektown Superholdings, Inc. (I)(V)	7,894	420,040
The Star Tribune Company	11,462	338,129
Trump Entertainment Resorts, Inc. (I)	175,054	700,216
Vertis Holdings, Inc. (I)	203,071	0

		4,715,433
Energy - 0.1%
Pacific Coast Oil Trust	22,500	396,225
Financials - 0.5%
Talmer Bancorp, Inc. (I)(S)	279,167	2,020,763
Materials - 0.5%
Huntsman Corp.	74,595	1,226,342
LyondellBasell Industries NV, Class A	17,255	858,091
Resolute Forest Products (I)	4,272	50,025

		2,134,458

TOTAL COMMON STOCKS (Cost $14,287,667)		$9,266,879

PREFERRED SECURITIES - 15.5%
Consumer Discretionary - 6.5%
Beazer Homes USA, Inc., 7.250%	30,239	$499,851
Beazer Homes USA, Inc., 7.500%	30,240	514,382
Dana Holding Corp., 4.000% (S)	40,000	4,837,500
General Motors Company,
Series B, 4.750%	137,469	5,563,370
Greektown
Superholdings, Inc., Series A (I)(V)	168,490	12,527,232
The Goodyear Tire & Rubber
Company, 5.875%	72,073	3,238,961

		27,181,296
Energy - 0.2%
Penn Virginia Corp., 6.000%	11,126	1,045,844
Financials - 5.9%
2010 Swift Mandatory Common Exchange
Security Trust, 6.000% (S)	286,430	2,465,446
Bank of America Corp., Series L, 7.250%	7,700	8,570,100
Hartford Financial Services
Group, Inc., 7.875%	107,430	2,994,074
iStar Financial, Inc., Series E, 7.875%	232,840	4,917,581
Regions Financial Corp., 6.375%	74,701	1,850,344
Zions Bancorporation, 7.900%	134,740	3,868,385

		24,665,930
Industrials - 2.7%
Continental Airlines
Finance Trust II, 6.000%	345,901	11,457,971
Materials - 0.2%
Thompson Creek Metals
Company, Inc., 6.500%	40,434	659,074

TOTAL PREFERRED SECURITIES (Cost $64,004,060)		$65,010,115

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

ESCROW CERTIFICATES - 0.1%
Consumer Discretionary - 0.1%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)		3,000,000	$22,800
9.875%, 03/01/2049 (I)		1,965,000	14,934
10.250%, 11/01/2049 (I)		985,000	7,486
Mood Media Corp.
(I)		28,560	0
SuperMedia, Inc.
8.000%, 11/15/2016 (I)		9,075,000	158,813

			204,033
Materials - 0.0%
Smurfit-Stone Container Corp.
8.000%, 03/15/2017 (I)		8,000,000	160,000

TOTAL ESCROW CERTIFICATES (Cost $391,746)			$364,033

WARRANTS - 0.0%
Mood Media Corp. (Expiration Date:
05/06/2016; Strike Price $3.50) (I)		32,649	7,577
The Star Tribune Company (Expiration
Date: 09/28/2013; Strike
Price $151.23) (I)		4,835	0

TOTAL WARRANTS (Cost $0)			$7,577

SHORT-TERM INVESTMENTS - 5.2%
Repurchase Agreement - 5.2%
Repurchase Agreement with State
Street Corp. dated 11/30/2012 at 0.010%
to be repurchased at $21,752,018 on
12/03/2012, collateralized by
$21,685,000 U.S Treasury Notes,
1.000% due 08/31/2016 (valued at
$22,190,152, including interest)		$21,752,000	$21,752,000

TOTAL SHORT-TERM INVESTMENTS (Cost $21,752,000)			$21,752,000

Total Investments (High Income Fund)
(Cost $415,098,789) - 98.3%			$411,598,661
Other assets and liabilities, net - 1.7%			6,930,923

TOTAL NET ASSETS - 100.0%			$418,529,584

High Yield Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 2.2%
Argentina - 0.1%
Republic of Argentina
2.260%, 12/31/2038	EUR	508,123	197,922
7.000%, 09/12/2013		$111,000	106,560
7.820%, 12/31/2033	EUR	1,166,405	813,096
12/15/2035 (I)	ARS	1,938,355	63,356

			1,180,934
Brazil - 0.5%
Federative Republic of Brazil
10.000%, 01/01/2014 to 01/01/2021	BRL	9,789,000	4,968,505

			4,968,505
Indonesia - 0.3%
Republic of Indonesia
9.750%, 05/15/2037	IDR	11,122,000,000	1,624,203

65

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Indonesia (continued)
Republic of Indonesia (continued)
10.250%, 07/15/2022	IDR	6,137,000,000	$861,295

			2,485,498
Mexico - 0.3%
Government of Mexico
6.500%, 06/09/2022	MXN	38,960,000	3,235,372
Venezuela - 1.0%
Republic of Venezuela
Zero Coupon 04/15/2020 (Z)		$305,000	92,263
5.750%, 02/26/2016		8,627,000	8,130,948
7.650%, 04/21/2025		949,000	780,553
8.500%, 10/08/2014		339,000	348,323
9.375%, 01/13/2034		568,000	523,980

			9,876,067

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $21,506,928)			$21,746,376

CORPORATE BONDS - 85.3%
Consumer Discretionary - 16.8%
Affinity Gaming LLC
9.000%, 05/15/2018 (S)		2,160,000	2,246,400
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022 (L)		850,000	862,750
American Greetings Corp.
7.375%, 12/01/2021		1,100,000	1,145,375
Bankrate, Inc.
11.750%, 07/15/2015		3,412,000	3,778,790
Bon-Ton Department Stores, Inc.
10.625%, 07/15/2017 (S)		1,270,000	1,219,200
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		2,441,722	2,181,633
Boyd Gaming Corp.
9.000%, 07/01/2020 (S)		4,150,000	4,087,750
9.125%, 12/01/2018		260,000	261,950
Caesars Entertainment
Operating Company, Inc.
8.500%, 02/15/2020 (S)		330,000	323,400
11.250%, 06/01/2017		700,000	752,063
Carmike Cinemas, Inc.
7.375%, 05/15/2019		1,010,000	1,080,700
Carrols Restaurant Group, Inc.
11.250%, 05/15/2018 (S)		2,470,000	2,710,825
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		2,780,000	2,780,000
CCO Holdings LLC
5.250%, 09/30/2022		2,060,000	2,075,450
7.375%, 06/01/2020		1,020,000	1,134,750
8.125%, 04/30/2020		2,560,000	2,880,000
Cengage Learning Acquisitions, Inc.
11.500%, 04/15/2020 (S)		4,150,000	3,444,500
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (S)		683,000	601,040
Chrysler Group LLC
8.250%, 06/15/2021 (L)		5,190,000	5,715,488
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022 (S)		2,580,000	2,584,500
7.625%, 03/15/2020		2,060,000	2,014,900
Continental Rubber of America Corp.
4.500%, 09/15/2019 (S)		4,560,000	4,605,600
CSC Holdings LLC
6.750%, 11/15/2021 (S)		1,120,000	1,232,000

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
CVR Refining LLC
6.500%, 11/01/2022 (S)		$1,870,000	$1,841,950
DAE Aviation Holdings, Inc.
11.250%, 08/01/2015 (S)		2,450,000	2,517,375
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		2,000,000	2,180,000
Edcon Pty, Ltd.
3.502%, 06/15/2014 (P)	EUR	1,200,000	1,480,755
9.500%, 03/01/2018 (S)		$3,470,000	3,261,800
Empire Today LLC
11.375%, 02/01/2017 (S)		1,550,000	1,654,625
Enterprise Inns PLC
6.500%, 12/06/2018	GBP	660,000	971,980
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H) (S)		$3,000,000	1,875
Good Sam Enterprises LLC
11.500%, 12/01/2016		3,150,000	3,370,500
Gymboree Corp.
9.125%, 12/01/2018 (L)		4,450,000	4,082,875
Harrah’s Operating Company, Inc.
10.000%, 12/15/2015		2,180,000	1,853,000
10.750%, 02/01/2016		3,854,000	2,957,945
HOA Restaurant Group LLC
11.250%, 04/01/2017 (S)		2,880,000	2,635,200
ITV PLC
7.375%, 01/05/2017	GBP	540,000	960,329
Landry’s, Inc.
9.375%, 05/01/2020 (S)		$2,750,000	2,915,000
Laureate Education, Inc.
9.250%, 09/01/2019 (S)		1,870,000	1,907,400
LBI Media, Inc.
9.250%, 04/15/2019 (S)		2,840,000	2,662,500
Marstons Issuer PLC (5.641% to
07/15/2019, then 3 month
LIBOR + 2.550%)
07/15/2035	GBP	380,000	420,084
Mastro’s Restaurants LLC
12.000%, 06/01/2017 (S)		$2,450,000	2,526,563
MGM Resorts International
10.375%, 05/15/2014		540,000	603,450
Mohegan Tribal Gaming Authority
10.500%, 12/15/2016 (S)		5,293,000	5,001,885
Monitronics International, Inc.
9.125%, 04/01/2020		4,700,000	4,817,500
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)		4,330,000	4,135,150
NCL Corp., Ltd.
9.500%, 11/15/2018		9,660,000	10,662,225
11.750%, 11/15/2016		2,310,000	2,621,850
NetFlix, Inc.
8.500%, 11/15/2017		3,315,000	3,559,481
Nielsen Finance LLC
4.500%, 10/01/2020 (S)		3,030,000	3,022,425
7.750%, 10/15/2018		180,000	200,700
Ono Finance II PLC
10.875%, 07/15/2019 (S)		3,495,000	3,075,600
PH Holding LLC
9.750%, 12/31/2017		1,820,000	1,793,027
Pharmaceutical Product Development, Inc.
9.500%, 12/01/2019 (S)		970,000	1,091,250
Polish Television Holding BV
11.250%, 05/15/2017		780,000	1,083,411
11.250%, 05/15/2017 (S)	EUR	400,000	555,595

66

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Quiksilver, Inc.
6.875%, 04/15/2015 (L)		$1,640,000	$1,609,250
Service Corp. International
7.500%, 04/01/2027		1,530,000	1,629,450
Seven Seas Cruises S de RL LLC
9.125%, 05/15/2019		3,590,000	3,733,600
Snoqualmie Entertainment Authority
4.476%, 02/01/2014 (P) (S)		1,165,000	1,153,350
Sotheby’s
5.250%, 10/01/2022 (S)		1,900,000	1,919,000
Spectrum Brands Escrow Corp.
6.625%, 11/15/2022 (S)		1,130,000	1,183,675
Spencer Spirit Holdings, Inc.
11.000%, 05/01/2017 (S)		2,140,000	2,268,400
The Bon-Ton Department Stores, Inc.
10.250%, 03/15/2014		470,000	465,888
The Neiman Marcus Group, Inc.
7.125%, 06/01/2028		2,265,000	2,231,025
The ServiceMaster Company
8.000%, 02/15/2020		2,530,000	2,574,275
Unitymedia Hessen Gmbh & Co Kg
5.500%, 01/15/2023 (S)		960,000	958,877
Univision Communications, Inc.
6.750%, 09/15/2022 (S)		3,290,000	3,322,900
6.875%, 05/15/2019 (S)		4,400,000	4,532,000
Virgin Media Finance PLC
4.875%, 02/15/2022		970,000	996,675
William Lyon Homes, Inc.
8.500%, 11/15/2020 (S)		2,080,000	2,111,200
Ziggo Bond Company BV
8.000%, 05/15/2018 (S)	EUR	910,000	1,302,443

			164,136,377
Consumer Staples - 3.6%
Alliance One International, Inc.
10.000%, 07/15/2016		$5,330,000	5,523,213
Boparan Finance PLC
9.875%, 04/30/2018 (S)	GBP	540,000	960,329
Harmony Foods Corp.
10.000%, 05/01/2016 (S)		$1,350,000	1,437,750
Hypermarcas SA
6.500%, 04/20/2021 (S)		4,750,000	5,058,750
NES Rentals Holdings, Inc.
12.250%, 04/15/2015 (S)		3,120,000	3,190,200
Post Holdings, Inc.
7.375%, 02/15/2022 (S)		3,530,000	3,772,688
Prestige Brands, Inc.
8.125%, 02/01/2020		920,000	1,032,700
Reynolds Group Issuer, Inc.
9.000%, 04/15/2019		1,950,000	2,008,500
9.875%, 08/15/2019		2,050,000	2,173,000
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)		4,740,000	4,135,650
Spectrum Brands Escrow Corp.
6.375%, 11/15/2020 (S)		760,000	788,500
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)		4,910,000	5,057,300

			35,138,580
Energy - 18.5%
Access Midstream Partners LP
6.125%, 07/15/2022		4,060,000	4,303,600
Adaro Indonesia PT
7.625%, 10/22/2019 (S)		1,720,000	1,900,600

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Arch Coal, Inc.
7.000%, 06/15/2019 (L)	$1,800,000	$1,615,500
8.750%, 08/01/2016 (L)	1,780,000	1,797,800
9.875%, 06/15/2019 (S)	1,420,000	1,430,650
Atlas Pipeline Partners LP
6.625%, 10/01/2020 (S)	930,000	967,200
Atwood Oceanics, Inc.
6.500%, 02/01/2020	1,710,000	1,825,425
Berry Petroleum Company
6.375%, 09/15/2022	1,560,000	1,606,800
Calumet Specialty Products Partners LP
9.375%, 05/01/2019	2,550,000	2,747,625
9.625%, 08/01/2020 (S)	1,700,000	1,844,500
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020	1,400,000	1,421,000
Chesapeake Energy Corp.
7.250%, 12/15/2018	720,000	774,000
Chesapeake Midstream Partners LP
5.875%, 04/15/2021	1,020,000	1,065,900
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019 (S)	3,040,000	2,857,600
Cie Generale de Geophysique-Veritas
6.500%, 06/01/2021	1,770,000	1,858,500
9.500%, 05/15/2016	2,810,000	3,020,750
Comstock Resources, Inc.
9.500%, 06/15/2020	1,980,000	2,103,750
Concho Resources, Inc.
7.000%, 01/15/2021	2,890,000	3,186,225
CONSOL Energy, Inc.
6.375%, 03/01/2021	320,000	322,400
8.250%, 04/01/2020	2,970,000	3,170,475
Continental Resources, Inc.
5.000%, 09/15/2022	4,120,000	4,367,200
Corral Petroleum Holdings AB, PIK
15.000%, 12/31/2017 (S)	3,883,867	3,122,168
Crosstex Energy LP
7.125%, 06/01/2022 (S)	1,530,000	1,560,600
8.875%, 02/15/2018	2,840,000	3,081,400
Denbury Resources, Inc.
8.250%, 02/15/2020	2,574,000	2,908,620
Energy Future Intermediate
Holding Company LLC
6.875%, 08/15/2017 (S)	1,270,000	1,301,750
10.000%, 12/01/2020	3,501,000	3,903,615
11.750%, 03/01/2022 (S)	6,080,000	6,186,400
Enterprise Products Operating LLC
(7.034% to 01/15/2018, then higher of
7.034% or 3 month LIBOR + 2.680%)
01/15/2068	3,150,000	3,551,625
Enterprise Products Operating LLC
(8.375% to 08/01/2016, then 3 month
LIBOR + 3.708%)
08/01/2066	1,030,000	1,166,475
EXCO Resources, Inc.
7.500%, 09/15/2018	1,520,000	1,436,400
First Wind Capital LLC
10.250%, 06/01/2018 (S)	3,640,000	3,712,800
Gulfmark Offshore, Inc.
6.375%, 03/15/2022 (S)	2,280,000	2,325,600
Halcon Resources Corp.
8.875%, 05/15/2021 (S)	1,600,000	1,656,000
9.750%, 07/15/2020 (S)	2,870,000	3,042,200
Hercules Offshore, Inc.
7.125%, 04/01/2017 (S)	1,090,000	1,117,250
10.250%, 04/01/2019 (S)	1,560,000	1,645,800

67

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Hercules Offshore, Inc. (continued)
10.500%, 10/15/2017 (S)	$5,370,000	$5,705,625
Hiland Partners LP
7.250%, 10/01/2020 (S)	1,000,000	1,046,250
Indo Integrated Energy II BV
9.750%, 11/05/2016	860,000	944,925
Key Energy Services, Inc.
6.750%, 03/01/2021 (S)	760,000	758,100
6.750%, 03/01/2021	2,205,000	2,210,513
Kodiak Oil & Gas Corp.
8.125%, 12/01/2019	2,550,000	2,779,500
Magnum Hunter Resources Corp.
9.750%, 05/15/2020 (S)	1,680,000	1,722,000
MarkWest Energy Partners LP
6.250%, 06/15/2022	3,700,000	4,023,750
6.500%, 08/15/2021	1,020,000	1,109,250
MEG Energy Corp.
6.375%, 01/30/2023 (S)	1,250,000	1,296,875
6.500%, 03/15/2021 (S)	2,330,000	2,431,938
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016	2,660,000	1,995,000
Offshore Group Investment, Ltd.
7.500%, 11/01/2019 (S)	950,000	954,750
11.500%, 08/01/2015	1,275,000	1,402,500
Oil States International, Inc.
6.500%, 06/01/2019	1,930,000	2,050,625
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018 (H)	6,670,000	2,668,000
8.750%, 12/01/2013 (H)	930,000	358,050
Pacific Drilling V Ltd.
7.250%, 12/01/2017 (S)	2,550,000	2,594,625
Pan American Energy LLC
7.875%, 05/07/2021	3,887,000	3,206,775
Parker Drilling Company
9.125%, 04/01/2018	1,970,000	2,098,050
Peabody Energy Corp.
6.500%, 09/15/2020	2,150,000	2,289,750
7.875%, 11/01/2026	2,810,000	3,020,750
Petroleum Geo-Services ASA
7.375%, 12/15/2018 (S)	1,690,000	1,774,500
Pioneer Energy Services Corp.
9.875%, 03/15/2018	480,000	519,600
Plains Exploration & Production Company
6.125%, 06/15/2019	1,490,000	1,516,075
6.500%, 11/15/2020	1,360,000	1,387,200
6.750%, 02/01/2022	1,230,000	1,266,900
8.625%, 10/15/2019	2,695,000	3,004,925
QEP Resources, Inc.
5.250%, 05/01/2023	140,000	147,000
5.375%, 10/01/2022	1,540,000	1,624,700
Quicksilver Resources, Inc.
11.750%, 01/01/2016	6,649,000	6,599,133
Range Resources Corp.
5.000%, 08/15/2022	1,470,000	1,532,475
5.750%, 06/01/2021	530,000	563,125
Regency Energy Partners LP
5.500%, 04/15/2023	850,000	892,500
6.875%, 12/01/2018	250,000	271,250
Samson Investment Company
9.750%, 02/15/2020 (S)	5,790,000	6,122,925
SandRidge Energy, Inc.
7.500%, 02/15/2023	2,780,000	2,891,200
SESI LLC
7.125%, 12/15/2021	2,300,000	2,558,750

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Shelf Drilling Holdings Ltd.
8.625%, 11/01/2018 (S)		$1,700,000	$1,708,500
Sidewinder Drilling, Inc.
9.750%, 11/15/2019 (S)		1,030,000	1,024,850
Targa Resources Partners LP
5.250%, 05/01/2023 (S)		310,000	316,975
6.375%, 08/01/2022 (S)		1,970,000	2,137,450
Teekay Corp.
8.500%, 01/15/2020		3,690,000	3,883,725
Tesoro Logistics LP
5.875%, 10/01/2020 (S)		1,780,000	1,851,200
Westmoreland Coal Company
10.750%, 02/01/2018		1,940,000	1,940,000
Xinergy Corp.
9.250%, 05/15/2019 (S)		4,200,000	2,268,000

			180,376,762
Financials - 6.1%
Ally Financial, Inc.
7.500%, 09/15/2020		470,000	566,350
8.000%, 03/15/2020		3,750,000	4,612,500
Ashton Woods USA LLC
11.000%, 06/30/2015 (S)		2,468,000	2,418,640
Bank of America Corp.
6.500%, 08/01/2016		1,265,000	1,469,131
Barclays Bank PLC
10.179%, 06/12/2021 (S)		3,270,000	4,386,313
BBVA US Senior SAU
4.664%, 10/09/2015		1,330,000	1,353,674
Boats Investments BV, PIK
7.722%, 12/15/2015	EUR	815,969	286,526
Credit Agricole SA (8.375% to
10/13/2019, then 3 month
LIBOR + 6.982%)
10/13/2019 (Q) (S)		$1,920,000	1,989,600
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022		773,000	773,000
ING Groep NV (5.140% to 03/17/2016,
then 3 month LIBOR + 1.620%)
03/17/2016 (Q)	GBP	970,000	1,219,958
International Lease Finance Corp.
8.250%, 12/15/2020		$1,980,000	2,303,534
8.625%, 09/15/2015 to 01/15/2022		9,820,000	11,236,275
8.750%, 03/15/2017		910,000	1,040,813
8.875%, 09/01/2017		300,000	348,000
Intesa Sanpaolo SpA
3.625%, 08/12/2015 (S)		2,550,000	2,538,066
Legend Acquisition Sub, Inc.
10.750%, 08/15/2020 (S)		990,000	940,500
Liberty Mutual Group, Inc.
7.800%, 03/15/2037 (S)		1,740,000	1,931,400
Nationstar Mortgage LLC
7.875%, 10/01/2020 (S)		2,990,000	3,098,388
Omega Healthcare Investors. Inc.
5.875%, 03/15/2024		1,420,000	1,522,950
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q) (S)		980,000	1,328,390
Rivers Pittsburgh Borrower LP
9.500%, 06/15/2019 (S)		750,000	804,375
Royal Bank of Scotland Group PLC
5.000%, 10/01/2014		680,000	702,100

68

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Societe Generale SA (3 month
LIBOR + 0.750% to 04/05/2017, then
3 month LIBOR + 1.750%)
04/05/2017 (Q) (S)		$4,270,000	$2,320,105
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		1,710,000	1,829,700
Swiss Reinsurance Company (5.252% to
05/25/2016, then 6 month
EURIBOR + 2.090%)
05/25/2016 (Q)	EUR	850,000	1,094,413
Taylor Morrison Communities, Inc.
7.750%, 04/15/2020 (S)		$3,590,000	3,769,500
The Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		3,440,000	3,431,400

			59,315,601
Health Care - 3.8%
Acadia Healthcare Company, Inc.
12.875%, 11/01/2018		2,260,000	2,728,950
American Renal Holdings Company, Inc.
8.375%, 05/15/2018		1,210,000	1,279,575
AMERIGROUP Corp.
7.500%, 11/15/2019		1,380,000	1,614,600
Community Health Systems, Inc.
5.125%, 08/15/2018		2,040,000	2,147,100
7.125%, 07/15/2020		1,800,000	1,903,500
CRC Health Corp.
10.750%, 02/01/2016		6,740,000	6,537,800
DJO Finance LLC
9.875%, 04/15/2018 (S)		1,460,000	1,463,650
ExamWorks Group, Inc.
9.000%, 07/15/2019		1,860,000	1,971,600
Fresenius Medical Care
US Finance II, Inc.
5.875%, 01/31/2022 (S)		1,910,000	2,048,475
HCA, Inc.
7.250%, 09/15/2020		1,970,000	2,196,550
8.500%, 04/15/2019		1,160,000	1,302,100
Hologic, Inc.
6.250%, 08/01/2020 (S)		1,240,000	1,317,500
INC Research LLC
11.500%, 07/15/2019 (S)		940,000	949,400
Ontex IV SA
9.000%, 04/15/2019		480,000	636,750
9.000%, 04/15/2019 (S)	EUR	370,000	490,828
Physiotherapy Associates Holdings, Inc.
11.875%, 05/01/2019 (S)		$830,000	821,700
Rottapharm Ltd.
6.125%, 11/15/2019 (S)	EUR	600,000	793,986
Tenet Healthcare Corp.
6.250%, 11/01/2018		$3,560,000	3,916,000
9.250%, 02/01/2015		200,000	225,500
Valeant Pharmaceuticals International
6.375%, 10/15/2020 (S)		1,790,000	1,901,875
VPI Escrow Corp.
6.375%, 10/15/2020 (S)		950,000	1,009,375

			37,256,814
Industrials - 14.1%
Aguila 3 SA
7.875%, 01/31/2018 (S)		1,580,000	1,674,800
Altegrity, Inc.
11.750%, 05/01/2016 (S)		5,180,000	3,885,000

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)		$1,574,754	$1,621,997
American Reprographics Company
10.500%, 12/15/2016		3,920,000	3,880,800
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)	EUR	750,000	1,041,741
9.125%, 10/15/2020 (S)		$4,130,000	4,442,550
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)		2,500,000	2,662,500
Ausdrill Finance Pty Ltd.
6.875%, 11/01/2019 (S)		2,820,000	2,784,750
Belden, Inc.
5.500%, 09/01/2022 (S)		2,090,000	2,116,125
Beverage Packaging
Holdings Luxembourg II SA
8.000%, 12/15/2016	EUR	158,000	206,514
9.500%, 06/15/2017 (S)		5,270,000	6,956,711
Building Materials Corp. of America
7.500%, 03/15/2020 (S)		$1,500,000	1,642,500
CMA CGM SA
8.500%, 04/15/2017 (S)		4,080,000	3,182,400
8.875%, 04/15/2019 (S)	EUR	900,000	912,987
Continental Airlines 2000-1 Class B Pass
Through Trust
8.388%, 11/01/2020		$665,148	708,382
Continental Airlines 2001-1 Class B Pass
Through Trust
7.373%, 12/15/2015		31,911	34,103
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022		830,733	884,730
Continental Airlines 2007-1 Class C Pass
Through Trust
7.339%, 04/19/2014		830,458	863,676
Continental Airlines 2009-2 Class B Pass
Through Trust
9.250%, 05/10/2017		50,757	55,453
Continental Airlines 2012-2 Class B Pass
Thru Certificates
5.500%, 10/29/2020		480,000	499,200
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)		820,000	859,975
Delta Air Lines 2007-1 Class B Pass
Through Trust
8.021%, 08/10/2022		1,463,148	1,600,245
Delta Air Lines 2007-1 Class C Pass
Through Trust
8.954%, 08/10/2014		61,593	64,131
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 12/17/2016		1,618,944	1,813,218
Delta Air Lines 2012-1 Class B Pass
Through Trust
6.875%, 05/07/2019 (S)		720,000	757,800
Dematic SA
8.750%, 05/01/2016 (S)		4,980,000	5,303,700
Ducommun, Inc.
9.750%, 07/15/2018		1,920,000	2,040,000
Europcar Groupe SA
9.375%, 04/15/2018 (S)	EUR	640,000	667,963
11.500%, 05/15/2017 (S)		1,480,000	1,905,567
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017		$5,144,390	5,105,807

69

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
H&E Equipment Services, Inc.
7.000%, 09/01/2022 (S)		$2,480,000	$2,616,400
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		2,660,000	2,606,800
HDTFS, Inc.
6.250%, 10/15/2022 (S)		670,000	694,288
Hertz Holdings Netherlands BV
8.500%, 07/31/2015 (S)	EUR	830,000	1,171,211
Horizon Lines LLC
11.000%, 10/15/2016		$2,060,000	2,029,100
13.000%, 10/15/2016		1,693,751	1,693,751
International Wire Group Holdings, Inc.
8.500%, 10/15/2017 (S)		1,890,000	1,894,725
Jack Cooper Holdings Corp.
13.750%, 12/15/2015 (S)		5,120,000	5,337,600
JM Huber Corp.
9.875%, 11/01/2019 (S)		1,540,000	1,717,100
Kansas City Southern de
Mexico SA de CV
8.000%, 02/01/2018		3,265,000	3,591,500
12.500%, 04/01/2016		570,000	624,863
Kloeckner Pentaplast GmbH & Company
11.625%, 07/15/2017 (S)	EUR	870,000	1,210,683
11.625%, 07/15/2017		630,000	876,701
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		$5,790,000	6,311,100
Mirror PIK SA
9.000%, 11/01/2016 (S)		3,520,000	3,555,200
Navios Maritime Acquisition Corp.
8.625%, 11/01/2017		4,470,000	4,201,800
Quality Distribution LLC
9.875%, 11/01/2018		4,100,000	4,428,000
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		3,185,000	3,439,800
ServiceMaster Company
7.000%, 08/15/2020 (S)		1,060,000	1,037,475
syncreon Global Ireland, Ltd.
9.500%, 05/01/2018 (S)		6,950,000	7,158,500
Techem GMBH
6.125%, 10/01/2019 (S)	EUR	800,000	1,100,266
The Geo Group, Inc.
7.750%, 10/15/2017		$1,985,000	2,143,800
TransUnion Holding Company, Inc.
9.625%, 06/15/2018		2,750,000	2,901,250
TransUnion Holding Company, Inc., PIK
8.125%, 06/15/2018 (S)		610,000	616,100
Triumph Group, Inc.
8.625%, 07/15/2018		800,000	892,000
United Air Lines, Inc.
9.875%, 08/01/2013 (S)		966,000	976,868
UR Merger Sub Corp.
7.625%, 04/15/2022 (S)		4,240,000	4,695,800
8.250%, 02/01/2021		830,000	929,600
Wyle Services Corp.
10.500%, 04/01/2018 (S)		6,160,000	6,606,600

			137,234,206
Information Technology - 2.0%
313 Group, Inc.
6.375%, 12/01/2019 (S)		2,380,000	2,344,300
Advanced Micro Devices, Inc.
7.500%, 08/15/2022 (S)		590,000	494,109
CyrusOne LP
6.375%, 11/15/2022 (S)		2,060,000	2,132,100

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
First Data Corp.
6.750%, 11/01/2020 (S)		$4,500,000	$4,533,750
9.875%, 09/24/2015		80,000	81,800
10.550%, 09/24/2015		1,508,897	1,550,392
11.250%, 03/31/2016		2,210,000	2,182,375
12.625%, 01/15/2021		840,000	884,100
NXP BV
9.750%, 08/01/2018 (S)		2,720,000	3,148,400
Zayo Group LLC
8.125%, 01/01/2020		2,060,000	2,250,550

			19,601,876
Materials - 8.4%
Ainsworth Lumber Company Ltd.
7.500%, 12/15/2017 (S)		750,000	772,500
Appleton Papers, Inc.
10.500%, 06/15/2015 (S)		2,015,000	2,140,938
11.250%, 12/15/2015		4,563,000	4,859,595
ArcelorMittal
5.000%, 02/25/2017		1,690,000	1,700,860
6.000%, 03/01/2021		2,951,000	2,943,856
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)		1,160,000	1,262,950
9.250%, 10/15/2020 (S)	EUR	830,000	1,152,321
Boise Cascade LLC
6.375%, 11/01/2020 (S)		$900,000	913,500
Building Materials Corp. of America
6.750%, 05/01/2021 (S)		240,000	262,800
6.875%, 08/15/2018 (S)		950,000	1,018,875
Cemex SAB de CV
9.000%, 01/11/2018		800,000	846,000
Evraz Group SA
6.750%, 04/27/2018 (S)		5,200,000	5,199,584
Fibria Overseas Finance, Ltd.
6.750%, 03/03/2021 (S)		790,000	861,100
FMG Resources August 2006 Pty, Ltd.
6.375%, 02/01/2016 (S)		2,030,000	2,045,225
7.000%, 11/01/2015 (S)		2,590,000	2,641,800
8.250%, 11/01/2019 (S)		4,070,000	4,161,575
Global Brass and Copper, Inc.
9.500%, 06/01/2019 (S)		2,530,000	2,719,750
JW Aluminum Company
11.500%, 11/15/2017 (S)		3,420,000	3,343,050
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	1,261,000	1,562,095
LyondellBasell Industries NV
5.000%, 04/15/2019		$1,235,000	1,372,394
5.750%, 04/15/2024		1,235,000	1,482,000
6.000%, 11/15/2021		4,500,000	5,371,875
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)		7,010,000	4,381,250
Mirabela Nickel, Ltd.
8.750%, 04/15/2018 (S)		1,794,000	1,506,960
Molycorp, Inc.
10.000%, 06/01/2020 (S)		3,160,000	2,844,000
Nufarm Australia, Ltd.
6.375%, 10/15/2019 (S)		930,000	962,550
Ryerson, Inc.
9.000%, 10/15/2017 (S)		3,400,000	3,366,000
11.250%, 10/15/2018 (S)		930,000	883,500
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		900,000	864,000
Steel Dynamics, Inc.
6.125%, 08/15/2019 (S)		1,250,000	1,306,250

70

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Styrolution Group GmbH
7.625%, 05/15/2016	EUR	2,540,000	$3,303,399
Thompson Creek Metals Company, Inc.
9.750%, 12/01/2017		$2,760,000	2,870,400
12.500%, 05/01/2019		2,840,000	2,570,536
Vedanta Resources PLC
6.750%, 06/07/2016 (S)		1,300,000	1,356,550
8.750%, 01/15/2014 (S)		2,060,000	2,169,180
8.750%, 01/15/2014		990,000	1,042,470
Verso Paper Holdings LLC
11.750%, 01/15/2019 (S)		3,479,000	3,154,760
West China Cement, Ltd.
7.500%, 01/25/2016 (S)		600,000	565,500

			81,781,948
Telecommunication Services - 8.5%
Axtel SAB de CV
7.625%, 02/01/2017		1,250,000	512,500
7.625%, 02/01/2017 (S)		3,160,000	1,295,600
9.000%, 09/22/2019		248,000	101,680
Cincinnati Bell Telephone Company LLC
6.300%, 12/01/2028		100,000	94,500
Cogent Communications Group, Inc.
8.375%, 02/15/2018 (S)		3,340,000	3,623,900
Inmarsat Finance PLC
7.375%, 12/01/2017 (S)		760,000	809,400
Intelsat Jackson Holdings SA
7.250%, 04/01/2019		1,891,000	2,018,643
7.250%, 10/15/2020 (S)		5,480,000	5,836,200
Intelsat Luxembourg SA
11.250%, 02/04/2017		2,200,000	2,332,000
Level 3 Financing, Inc.
8.625%, 07/15/2020		2,810,000	3,055,875
Matterhorn Midco & Cy SCA
7.750%, 02/15/2020 (S)	EUR	1,710,000	2,229,502
MetroPCS Wireless, Inc.
6.625%, 11/15/2020		$1,090,000	1,152,675
7.875%, 09/01/2018		2,470,000	2,667,600
Phones4u Finance PLC
9.500%, 04/01/2018 (S)	GBP	630,000	1,039,636
Sprint Capital Corp.
6.875%, 11/15/2028		$6,530,000	6,725,900
8.750%, 03/15/2032		9,075,000	10,776,563
Sprint Nextel Corp.
6.000%, 11/15/2022		2,920,000	2,941,900
9.000%, 11/15/2018 (S)		2,380,000	2,933,350
TW Telecom Holdings, Inc.
5.375%, 10/01/2022 (S)		1,340,000	1,386,900
UPC Holding BV
8.000%, 11/01/2016	EUR	750,000	1,004,285
9.875%, 04/15/2018 (S)		$2,720,000	3,043,000
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		2,300,000	2,518,500
Vimpel Communications
6.493%, 02/02/2016 (S)		610,000	649,241
8.250%, 05/23/2016		1,920,000	2,133,005
8.375%, 04/30/2013 (S)		570,000	583,652
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)		2,800,000	3,056,508
West Corp.
8.625%, 10/01/2018		2,360,000	2,436,700
11.000%, 10/15/2016		570,000	595,650
Wind Acquisition Finance SA
11.750%, 07/15/2017 (S)		920,000	940,700

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (S)		$8,822,972	$8,712,685
Windstream Corp.
7.500%, 06/01/2022 to 04/01/2023		5,220,000	5,391,550

			82,599,800
Utilities - 3.5%
Atlantic Power Corp.
9.000%, 11/15/2018		2,110,000	2,215,500
Calpine Corp.
7.250%, 10/15/2017 (S)		414,000	442,980
7.875%, 01/15/2023 (S)		2,988,000	3,331,620
Dynegy-Roseton Danskammer, Series B
7.670%, 11/08/2016 (H)		1,820,000	81,900
Foresight Energy LLC
9.625%, 08/15/2017 (S)		4,510,000	4,690,400
GenOn REMA LLC
9.237%, 07/02/2017		2,450,499	2,677,170
9.681%, 07/02/2026		3,220,000	3,445,400
Midwest Generation LLC, Series B
8.560%, 01/02/2016		2,384,579	2,241,505
Mirant Mid Atlantic LLC
9.125%, 06/30/2017		395,062	431,605
10.060%, 12/30/2028		4,973,773	5,520,888
PPL Ironwood LLC
8.857%, 11/30/2025		2,955,676	3,458,141
Red Oak Power LLC
9.200%, 11/30/2029		720,000	783,000
Suburban Propane Partners LP
7.375%, 03/15/2020		2,210,000	2,364,700
The AES Corp.
9.750%, 04/15/2016		2,293,000	2,728,670
The AES El Salvador Trust
6.750%, 02/01/2016		200,000	204,500

			34,617,979

TOTAL CORPORATE BONDS (Cost $820,149,486)			$832,059,943

CAPITAL PREFERRED SECURITIES - 0.8%
Financials - 0.7%
Deutsche Postbank Funding Trust IV
(5.983% 06/29/2017, then 3 month
EURIBOR + 2.070%)
06/29/2017 (Q)	EUR	1,050,000	1,119,774
ING Capital Funding Trust III
3.962%, 12/29/2049 (P) (Q)		$1,300,000	1,241,335
Santander Finance Preferred SA
Unipersonal (10.500% until 09/29/2014,
then 3 month LIBOR + 7.673%)
09/29/2014 (Q)		1,790,000	1,870,550
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month
LIBOR + 2.000%)
12/15/2065 (S)		2,852,000	3,037,380

			7,269,039
Materials - 0.1%
Hercules, Inc.
6.500%, 06/30/2029		930,000	768,413

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $8,128,107)			$8,037,452

71

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) - 2.4%
Consumer Discretionary - 0.8%
Equinox Fitness Clubs, TBD
05/16/2020 (T)	$2,340,000	$2,334,150
Stockbridge SBE Holdings LLC
13.000%, 05/02/2017	5,410,000	5,342,375

		7,676,525
Consumer Staples - 0.1%
Advancepierre Foods
9.500%, 10/10/2017	970,000	986,369
Energy - 0.2%
Chesapeake Energy Corp.
5.750%, 12/01/2017	1,810,000	1,778,001
Health Care - 0.1%
Immucor, Inc. 5.750%, 08/17/2018	1,197,923	1,206,158
Industrials - 0.5%
Intelligrated, Inc. 10.500%, 12/31/2019	3,850,000	3,878,875
Trico Shipping AS
2.800%, 05/13/2014	564,066	561,245
10.000%, 05/13/2014	320,371	318,769

		4,758,889
Information Technology - 0.2%
CompuCom Systems
10.250%, 10/02/2019	2,250,000	2,216,250
First Data Corp. 4.208%, 03/23/2018	379,603	360,826

		2,577,076
Materials - 0.2%
Kronos Inc.
9.750%, 04/24/2020	1,810,000	1,810,000
Telecommunication Services - 0.0%
Vodafone Group PLC 6.875%, 08/11/2015	2,693	2,767
Utilities - 0.3%
Texas Competitive Electric Holdings
Company LLC 4.743%, 10/10/2017	4,205,419	2,723,009

TOTAL TERM LOANS (Cost $24,087,066)		$23,518,794

COMMON STOCKS - 2.8%
Consumer Discretionary - 0.5%
Bossier Casino
Venture Holdco, Inc. (I) (S)	163,507	$327,014
Charter Communications, Inc., Class A (I)	61,830	4,380,656
PB Investors II LLC (I)	110,176	1

		4,707,671
Financials - 1.7%
KCAD Holdings I, Ltd. (I)	752,218,031	7,973,511
Realogy Holdings Corp. (I)	253,318	8,854,516

		16,828,027
Industrials - 0.5%
DeepOcean Group Holdings AS (I)	151,066	2,417,056
Horizon Lines, Inc. (I) (L)	1,563,813	2,111,148

		4,528,204
Materials - 0.0%
LyondellBasell Industries NV, Class A	7,952	395,453
Utilities - 0.1%
Dynegy, Inc. (I) (L)	31,208	577,348

TOTAL COMMON STOCKS (Cost $25,393,574)		$27,036,703

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 2.1%
Financials - 2.0%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	48,350	$1,353,800
Citigroup, Inc., 7.500%	42,900	4,305,015
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	494,500	12,881,725
Goldman Sachs Group, Inc., 5.950%	44,730	1,106,620

		19,647,160
Industrials - 0.1%
Jack Cooper Holdings Corp. (S)	9,645	983,790

TOTAL PREFERRED SECURITIES (Cost $19,611,212)		$20,630,950

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
SuperMedia, Inc.
8.000%, 11/15/2016 (I)	6,615,000	115,763
Health Care - 0.0%
US Oncology, Inc.
9.125%, 08/15/2017 (I)	1,800,000	31,500

TOTAL ESCROW CERTIFICATES (Cost $0)		$147,263

WARRANTS - 0.1%
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $51.28) (I)	5,718	130,085
Jack Cooper Holdings Corp. (Expiration
Date: 05/06/2018; Strike
Price: $27.33) (I) (S)	2,163	222,789
Nortek, Inc. (Expiration Date: 12/17/2014;
Strike Price: $52.80) (I)	12,027	60,135
SemGroup Corp., Class A (Expiration
Date: 11/30/2014; Strike
Price $25.00) (I)	29,423	398,976

TOTAL WARRANTS (Cost $288,761)		$811,985

SECURITIES LENDING COLLATERAL - 1.6%
John Hancock Collateral
Investment Trust, 0.2768% (W) (Y)	1,544,748	$15,458,142

TOTAL SECURITIES LENDING
COLLATERAL (Cost $15,460,016)		$15,458,142

SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreement - 1.6%
Deutsche Bank Repurchase Agreement
dated 11/30/2012 at 0.230% to be
repurchased at $15,300,293 on
12/03/2012, collateralized by
$15,647,000 Federal Home Loan
Mortgage Corporation, 0.750% due
01/12/2018 (valued at $16,606,000,
including interest)	$15,300,000	$15,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $15,300,000)		$15,300,000

Total Investments (High Yield Fund)
(Cost $949,925,150) - 98.9%		$964,747,608
Other assets and liabilities, net - 1.1%		10,609,039

TOTAL NET ASSETS - 100.0%		$975,356,647

72

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Growth Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.9%
Argentina - 0.5%
MercadoLibre, Inc.	38,200	$2,748,490
Australia - 4.4%
Brambles, Ltd.	909,919	6,873,601
Cochlear, Ltd.	37,122	2,920,780
Fortescue Metals Group, Ltd.	1,977,555	8,092,641
Woodside Petroleum, Ltd.	145,255	5,126,632

		23,013,654
Brazil - 4.9%
BM&F Bovespa SA	1,191,400	7,159,105
Itau Unibanco Holding SA, ADR	382,900	5,800,935
OGX Petroleo e Gas Participacoes SA (I)	598,300	1,215,192
Petroleo Brasileiro SA, Class A, ADR	207,000	3,632,850
Vale SA (Preference A Shares), ADR	451,400	7,714,426

		25,522,508
Chile - 0.6%
Sociedad Quimica y Minera de Chile SA, ADR	57,800	3,271,480
China - 10.4%
Baidu, Inc., ADR (I)	242,507	23,355,849
CNOOC, Ltd.	1,874,000	3,982,606
New Oriental Education & Technology
Group, ADR	9,789	197,346
Tencent Holdings, Ltd.	770,400	25,066,935
Youku.com, Inc., ADR (I)	118,877	2,028,042

		54,630,778
Denmark - 3.0%
Novo Nordisk A/S, B Shares	64,224	10,197,261
Novozymes A/S, B shares	197,515	5,434,499

		15,631,760
France - 6.0%
Cie Generale d’Optique
Essilor International SA	35,476	3,424,734
L’Oreal SA	82,369	11,182,458
PPR	89,699	16,727,518

		31,334,710
Germany - 4.3%
Adidas AG	90,812	7,996,852
Aixtron SE NA	192,099	2,405,978
Axel Springer AG	48,505	2,113,061
HeidelbergCement AG	61,334	3,333,165
SMA Solar Technology AG	51,191	1,103,192
Volkswagen AG	28,901	5,878,753

		22,831,001
Hong Kong - 3.6%
AIA Group, Ltd.	2,824,800	11,031,281
Belle International Holdings, Ltd.	1,527,000	3,203,574
Hong Kong Exchanges & Clearing, Ltd.	282,900	4,502,654

		18,737,509
Ireland - 0.7%
James Hardie Industries, Ltd.	365,006	3,461,795
Italy - 2.7%
Fiat SpA (I)	1,852,725	8,603,725
UniCredit SpA (I)	1,212,250	5,652,115

		14,255,840
Japan - 6.9%
Gree, Inc.	219,700	3,818,715
Kyocera Corp.	34,800	3,220,985
Rakuten, Inc.	1,207,700	10,181,562
Sanrio Company, Ltd.	79,800	2,874,894

International Growth Opportunities
Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
SMC Corp.	50,100	$8,496,389
Softbank Corp.	159,600	6,006,149
Yamada Denki Company, Ltd.	46,970	1,660,723

		36,259,417
Luxembourg - 0.2%
Oriflame Cosmetics SA, ADR	38,518	1,084,581
Norway - 0.1%
Schibsted ASA	18,571	768,561
Peru - 1.4%
Credicorp, Ltd., ADR	52,100	7,288,790
Portugal - 0.8%
Jeronimo Martins SGPS SA	216,493	4,040,107
Russia - 0.5%
Mail.ru Group, Ltd., GDR	79,567	2,625,911
Singapore - 0.4%
Singapore Exchange, Ltd.	413,000	2,329,607
South Africa - 0.3%
Impala Platinum Holdings, Ltd.	114,533	1,862,405
South Korea - 3.4%
Celltrion, Inc. (I)	139,141	3,340,748
NHN Corp.	25,965	6,042,077
Samsung Electronics Company, Ltd.	6,641	8,621,386

		18,004,211
Spain - 6.4%
Banco Santander SA	1,210,300	9,318,949
Distribuidora Internacional de Alimentacion SA	428,510	2,659,221
Inditex SA	156,094	21,394,109

		33,372,279
Sweden - 8.6%
Alfa Laval AB	302,289	5,949,324
Atlas Copco AB, A Shares	799,608	20,595,505
Elekta AB, B Shares	244,494	3,538,904
Sandvik AB	450,850	6,744,643
Svenska Handelsbanken AB, A Shares	228,213	8,111,257

		44,939,633
Switzerland - 7.5%
ABB, Ltd.	249,976	4,871,532
Cie Financiere Richemont SA, A Shares	185,355	14,296,201
Geberit AG	28,786	6,083,401
Syngenta AG	28,531	11,443,868
The Swatch Group AG, BR Shares	6,050	2,923,955

		39,618,957
Taiwan - 0.9%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,395,000	4,739,071
Turkey - 2.7%
BIM Birlesik Magazalar AS	57,719	2,625,065
Turkiye Garanti Bankasi AS	2,396,052	11,366,056

		13,991,121
United Kingdom - 16.7%
Aggreko PLC	76,547	2,739,081
ARM Holdings PLC	1,064,719	13,240,833
BG Group PLC	227,989	3,911,303
BHP Billiton PLC	367,082	11,576,196
British American Tobacco PLC	152,373	7,993,939
Meggitt PLC	993,375	6,201,409
Prudential PLC	1,092,607	15,854,272

73

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Growth Opportunities
Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Rolls-Royce Holdings PLC	893,308	$12,753,105
Standard Chartered PLC	584,365	13,631,676

		87,901,814

TOTAL COMMON STOCKS (Cost $471,078,906)		$514,265,990

PREFERRED SECURITIES - 1.3%
Germany - 1.3%
Porsche Automobil Holding SE	92,895	6,886,512
United Kingdom - 0.0%
Rolls-Royce Holdings PLC	67,891,408	108,772

TOTAL PREFERRED SECURITIES (Cost $4,880,177)		$6,995,284

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
State Street Institutional Liquid Reserves
Fund, 0.1849% (Y)	4,088,094	4,088,094

TOTAL SHORT-TERM INVESTMENTS (Cost $4,088,094)		$4,088,094

Total Investments (International Growth Opportunities Fund)
(Cost $480,047,177) - 100.0%		$525,349,368
Other assets and liabilities, net - 0.0%		(233,811)

TOTAL NET ASSETS - 100.0%		$525,115,557

International Growth Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 89.2%
Australia - 5.0%
BHP Billiton, Ltd.	143,189	$5,157,676
Brambles, Ltd.	1,200,414	9,068,024
CSL, Ltd.	100,931	5,450,346
WorleyParsons, Ltd.	241,716	6,194,056

		25,870,102
Belgium - 2.3%
Anheuser-Busch InBev NV	136,652	11,982,385
Brazil - 1.7%
Banco Bradesco SA, ADR	523,488	8,815,538
Canada - 8.4%
Agrium, Inc.	49,828	5,088,390
Canadian National Railway Company	48,792	4,388,259
Canadian Natural Resources, Ltd.	125,205	3,603,575
Cenovus Energy, Inc.	145,299	4,879,624
CGI Group, Inc., Class A (I)	187,816	4,310,872
Fairfax Financial Holdings, Ltd.	14,515	4,985,380
Potash Corp. of Saskatchewan, Inc.	147,494	5,706,140
Suncor Energy, Inc.	315,806	10,319,689

		43,281,929
China - 3.5%
Baidu, Inc., ADR (I)	81,172	7,817,675
CNOOC, Ltd.	1,926,907	4,095,043
Industrial & Commercial Bank of China, Ltd.,
H Shares	8,740,539	5,891,907

		17,804,625

International Growth Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark - 1.0%
Novo Nordisk A/S, Class B	31,353	$4,978,119
France - 4.5%
Cap Gemini SA	97,796	4,139,407
Eutelsat Communications	103,192	3,191,864
L’Oreal SA	26,379	3,581,227
Publicis Groupe SA	112,730	6,376,110
Schneider Electric SA	85,246	5,997,752

		23,286,360
Germany - 5.8%
Adidas AG	95,144	8,378,325
Deutsche Boerse AG	69,001	3,886,671
Fresenius Medical Care AG	75,754	5,202,046
SAP AG	161,245	12,591,053

		30,058,095
Hong Kong - 3.4%
China Mobile, Ltd.	547,034	6,224,612
Galaxy Entertainment Group, Ltd. (I)	1,481,910	5,636,854
Hutchison Whampoa, Ltd.	557,410	5,718,953

		17,580,419
Ireland - 1.7%
Shire PLC	96,436	2,786,685
WPP PLC	413,760	5,676,131

		8,462,816
Israel - 1.9%
Teva Pharmaceutical Industries, Ltd., ADR	243,174	9,812,071
Japan - 6.1%
Canon, Inc.	82,583	2,902,435
Denso Corp.	137,753	4,553,234
FANUC Corp.	27,088	4,594,894
Keyence Corp.	26,973	7,561,384
Komatsu, Ltd.	110,117	2,484,259
Nidec Corp.	52,301	3,184,036
Toyota Motor Corp.	138,670	5,976,693

		31,256,935
Mexico - 3.5%
America Movil SAB de CV, Series L, ADR	258,566	6,099,572
Fomento Economico Mexicano SAB
de CV, ADR	44,346	4,349,456
Grupo Televisa SA, ADR	324,548	7,682,051

		18,131,079
Netherlands - 2.4%
Royal Dutch Shell PLC, B Shares	174,162	6,011,320
Unilever NV	171,136	6,492,933

		12,504,253
Russia - 0.5%
Gazprom OAO, ADR	281,043	2,499,396
Singapore - 3.0%
Avago Technologies, Ltd.	110,797	3,888,975
Keppel Corp., Ltd.	785,135	6,882,777
United Overseas Bank, Ltd.	307,834	4,717,684

		15,489,436
South Korea - 2.6%
Hyundai Mobis	26,847	7,108,784
NHN Corp.	26,671	6,206,364

		13,315,148
Spain - 1.1%
Amadeus IT Holding SA, A Shares	237,223	5,541,987

74

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Growth Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden - 4.2%
Ericsson (LM), B Shares	382,923	$3,583,577
Investor AB, B Shares	234,387	5,431,381
Kinnevik Investment AB, B Shares	158,856	3,094,156
Swedbank AB, A Shares	267,905	4,951,792
Volvo AB, B Shares	318,421	4,514,354

		21,575,260
Switzerland - 8.8%
ABB, Ltd. (I)	278,768	5,432,631
Informa PLC	623,862	4,201,557
Julius Baer Group, Ltd.	148,274	5,081,988
Nestle SA	119,406	7,816,502
Novartis AG	88,329	5,466,822
Roche Holdings AG	45,075	8,873,098
Syngenta AG	20,818	8,350,161

		45,222,759
Taiwan - 1.1%
Taiwan Semiconductor
Manufacturing Company, Ltd. (I)	1,721,000	5,846,553
Turkey - 1.0%
Akbank T.A.S.	1,118,458	5,244,047
United Kingdom - 15.7%
BG Group PLC (I)	443,839	7,614,352
British American Tobacco PLC	149,000	7,816,982
British Sky Broadcasting Group PLC	441,378	5,368,464
Centrica PLC	867,566	4,529,667
Compass Group PLC	1,042,366	12,039,609
Imperial Tobacco Group PLC	267,010	10,686,292
Kingfisher PLC	1,286,818	5,734,961
Next PLC	86,666	5,082,934
Pearson PLC	196,820	3,716,225
Reed Elsevier PLC	1,223,146	12,621,135
Smith & Nephew PLC	505,543	5,327,053

		80,537,674

TOTAL COMMON STOCKS (Cost $416,077,947)		$459,096,986

PREFERRED SECURITIES - 1.7%
Germany - 1.7%
Volkswagen AG	40,804	8,833,388

TOTAL PREFERRED SECURITIES (Cost $7,095,013)		$8,833,388

SHORT-TERM INVESTMENTS - 9.0%
Money Market Funds - 9.0%
State Street Institutional Liquid Reserves
Fund, 0.1849% (Y)	46,061,555	46,061,555

TOTAL SHORT-TERM INVESTMENTS (Cost $46,061,555)		$46,061,555

Total Investments (International Growth Stock Fund)
(Cost $469,234,515) - 99.9%		$513,991,929
Other assets and liabilities, net - 0.1%		560,084

TOTAL NET ASSETS - 100.0%		$514,552,013

International Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.4%
Australia - 2.0%
Billabong International, Ltd. (L)	1,327,053	$1,273,873

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Emeco Holdings, Ltd.	5,289,136	$2,856,752
Pacific Brands, Ltd.	4,747,577	2,960,454

		7,091,079
Austria - 0.8%
Wienerberger AG (L)	374,415	3,039,465
Bahamas - 1.5%
Steiner Leisure, Ltd. (I)(L)	117,810	5,419,260
Belgium - 1.6%
Barco NV	84,270	5,929,054
Canada - 9.1%
ATS Automation Tooling Systems, Inc. (I)	333,720	2,855,610
Canaccord Financial, Inc. (L)	517,506	2,672,578
Dorel Industries, Inc., Class B	151,300	5,611,207
Enerflex, Ltd.	155,400	1,733,359
Ensign Energy Services, Inc. (L)	239,100	3,468,497
Genworth MI Canada, Inc.	169,400	3,521,528
HudBay Minerals, Inc.	469,670	4,543,745
Mullen Group, Ltd.	201,570	4,322,184
The North West Company, Inc.	71,200	1,690,852
Trican Well Service, Ltd.	189,800	2,346,347

		32,765,907
China - 3.5%
Kingdee International Software
Group Company, Ltd. (I)(L)	19,644,000	4,102,405
People’s Food Holdings, Ltd.	4,836,704	4,277,281
Shenzhen Expressway Company, Ltd.,
H Shares	2,634,000	992,063
Sinotrans, Ltd., H Shares	17,808,000	2,755,824
Travelsky Technology, Ltd., H Shares	1,196,539	606,421

		12,733,994
Finland - 4.0%
Amer Sports OYJ (L)	470,088	7,066,613
Huhtamaki OYJ	446,026	7,253,096

		14,319,709
France - 1.6%
IPSOS	111,190	3,833,058
Teleperformance SA	60,430	2,103,031

		5,936,089
Germany - 2.5%
Gerresheimer AG (I)	71,850	3,682,246
Jenoptik AG	200,795	2,061,128
Kloeckner & Company SE (I)	308,185	3,245,865

		8,989,239
Greece - 0.7%
JUMBO SA (I)	367,140	2,430,076
Hong Kong - 7.2%
Dah Sing Financial Holdings, Ltd.	1,074,374	4,592,079
Stella International Holdings, Ltd.	2,095,000	5,419,605
Techtronic Industries Company	4,756,000	9,320,772
Texwinca Holdings, Ltd.	1,664,907	1,412,874
Yingde Gases	3,377,500	3,376,778
Yue Yuen Industrial Holdings, Ltd.	547,640	1,906,913

		26,029,021
Ireland - 1.9%
Henderson Group PLC	788,920	1,514,566
UBM PLC	444,740	5,243,794

		6,758,360

75

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy - 1.8%
Amplifon SpA	329,554	$1,496,367
Azimut Holding SpA	390,011	5,086,847

		6,583,214
Japan - 11.8%
Asahi Company, Ltd. (I)(L)	106,100	1,456,969
Asics Corp.	463,500	6,895,317
Descente, Ltd.	807,860	4,909,664
En-Japan, Inc. (I)	2,287	2,090,890
Keihin Corp.	327,400	4,410,882
Kobayashi Pharmaceutical Company, Ltd.	137,400	6,855,629
Megane TOP Company, Ltd. (I)	148,000	1,808,165
Meitec Corp.	241,511	5,357,993
Nissin Kogyo Company, Ltd.	193,610	2,920,501
Shinko Plantech Company, Ltd.	469,700	3,746,454
Tokai Rika Company, Ltd.	157,700	2,044,552

		42,497,016
Liechtenstein - 0.5%
Verwaltungs & Privat Bank AG	29,274	1,956,992
Luxembourg - 0.6%
Oriflame Cosmetics SA SDR	74,050	2,085,083
Netherlands - 7.1%
Aalberts Industries NV	291,541	5,512,149
Accell Group	187,804	2,857,681
Arcadis NV	150,800	3,502,557
Mediq NV	337,741	5,687,077
Royal Imtech NV	167,970	3,760,162
TKH Group NV	140,128	3,099,073
USG People NV	180,304	1,283,929

		25,702,628
Norway - 1.3%
Tomra Systems ASA	593,950	4,881,513
Singapore - 0.6%
Sakari Resources, Ltd.	1,380,000	2,091,594
South Korea - 10.5%
Binggrae Company, Ltd.	50,923	5,698,958
BS Financial Group, Inc.	405,070	4,542,114
DGB Financial Group, Inc.	310,730	3,885,927
Hyundai Mipo Dockyard	32,950	3,437,551
KIWOOM Securities Company, Ltd.	43,790	2,535,202
Korea Investment Holdings Company, Ltd.	49,490	1,798,043
Mirae Asset Securities Company, Ltd.	126,310	3,533,808
S1 Corp.	39,100	2,476,956
Sindoh Company, Ltd.	71,836	4,145,483
Youngone Corp.	177,450	5,710,540

		37,764,582
Spain - 3.3%
Antena 3 de Television SA (I)(L)	198,209	868,677
Construcciones y Auxiliar de Ferrocarriles SA	10,894	4,992,075
Melia Hotels International SA	235,424	1,765,956
Tecnicas Reunidas SA	95,547	4,447,947

		12,074,655
Sweden - 0.4%
Duni AB	202,300	1,613,304
Switzerland - 3.0%
Logitech International SA (I)(L)	310,720	2,206,112
Nobel Biocare Holding AG (I)	218,430	1,725,676
Panalpina Welttransport Holding AG	46,490	4,243,518
Vontobel Holding AG	89,146	2,549,949

		10,725,255

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan - 4.4%
D-Link Corp.	7,938,668	$4,806,783
Giant Manufacturing Company, Ltd.	717,746	3,804,452
Simplo Technology Company, Ltd. (I)	1,026,300	5,194,028
Ta Chong Bank, Ltd. (I)	6,393,972	2,086,322

		15,891,585
Thailand - 1.4%
Bank of Ayudhya PCL	2,433,810	2,605,906
Glow Energy PCL	1,023,388	2,417,583

		5,023,489
Turkey - 0.4%
Aygaz AS	303,319	1,479,797
United Kingdom - 10.9%
Bellway PLC	394,936	6,314,277
Bodycote PLC	723,415	4,780,819
Bovis Homes Group PLC	492,460	4,387,488
Debenhams PLC	1,283,560	2,424,270
Dignity PLC	153,590	2,418,988
Fiberweb PLC	1,605,953	1,717,098
Greggs PLC	412,370	3,180,654
Homeserve PLC	454,410	1,744,891
Laird PLC	1,683,800	6,004,247
Man Group PLC	64,288	79,146
Persimmon PLC	479,125	6,148,006

		39,199,884

TOTAL COMMON STOCKS (Cost $284,923,327)		$341,011,844

INVESTMENT COMPANIES - 1.2%
iShares MSCI EAFE Small Cap
Index Fund (L)	113,700	4,499,109

TOTAL INVESTMENT COMPANIES (Cost $4,063,772)		$4,499,109

SECURITIES LENDING COLLATERAL - 4.2%
John Hancock Collateral
Investment Trust, 0.2768% (W)(Y)	1,502,109	15,031,452

TOTAL SECURITIES LENDING
COLLATERAL (Cost $15,029,904)		$15,031,452

SHORT-TERM INVESTMENTS - 3.9%
Time Deposits - 3.9%
Bank of Montreal, 0.100%, 12/03/2012 *	$14,000,000	$14,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $14,000,000)		$14,000,000

Total Investments (International Small Cap Fund)
(Cost $318,017,003) - 103.7%		$374,542,405
Other assets and liabilities, net - (3.7%)		(13,329,412)

TOTAL NET ASSETS - 100.0%		$361,212,993

International Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.2%
Australia - 6.4%
Acrux, Ltd.	9,835	$29,348
Adelaide Brighton, Ltd.	55,737	184,946
Aditya Birla Minerals, Ltd.	40,783	18,507
AED Oil, Ltd. (I)	18,722	2,833
Ainsworth Game Technology, Ltd. (I)	5,216	13,172

76

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
AJ Lucas Group, Ltd. (I)	6,727	$5,442
Alchemia, Ltd. (I)	25,636	13,726
Alkane Resources, Ltd. (I)	43,417	31,710
Alliance Resources, Ltd. (I)	40,937	9,661
Alumina, Ltd.	51,078	50,913
Amalgamated Holdings, Ltd.	18,031	130,726
Amcom Telecommunications, Ltd.	28,416	39,478
Ampella Mining, Ltd. (I)	3,883	1,357
Ansell, Ltd.	11,519	186,997
Antares Energy, Ltd. (I)	12,749	6,851
APN News & Media, Ltd.	79,945	25,021
Arafura Resources, Ltd. (I)	26,667	4,876
ARB Corp., Ltd.	8,257	92,309
Aristocrat Leisure, Ltd.	53,620	182,391
Arrium, Ltd.	222,193	190,066
ASG Group, Ltd. (I)	11,121	6,563
Atlantic, Ltd. (I)	4,449	1,068
Aurora Oil and Gas, Ltd. (I)	40,211	152,503
Ausdrill, Ltd.	42,365	95,056
Ausenco, Ltd.	12,984	34,529
Austal, Ltd.	11,312	6,152
Austal, Ltd. (I)	12,569	6,836
Austbrokers Holdings, Ltd. (I)	1,482	12,016
Austin Engineering, Ltd.	5,508	24,549
Australian Agricultural Company, Ltd. (I)	25,255	33,500
Australian Infrastructure Fund	105,229	345,724
Australian Pharmaceutical Industries, Ltd. (I)	56,375	27,353
Automotive Holdings Group	26,456	83,378
AVJennings, Ltd.	32,942	11,346
AWE, Ltd. (I)	84,985	115,275
Azumah Resources, Ltd. (I)	6,903	686
Bandanna Energy, Ltd. (I)	26,297	6,721
Bank of Queensland, Ltd.	8,710	63,804
Bathurst Resources, Ltd. (I)	28,068	10,102
BC Iron, Ltd.	7,691	23,046
Beach Energy, Ltd.	214,912	322,893
Beadell Resources, Ltd. (I)	35,301	39,776
Berkeley Resources, Ltd. (I)	4,742	2,153
Billabong International, Ltd.	23,340	22,405
Blackmores, Ltd.	1,957	61,729
Blackthorn Resources, Ltd. (I)	11,232	12,891
BlueScope Steel, Ltd. (I)	169,208	93,562
Boom Logistics, Ltd. (I)	42,444	11,957
Bradken, Ltd.	33,593	163,336
Breville Group, Ltd.	19,121	117,943
Brickworks, Ltd.	6,001	70,852
BT Investment Management, Ltd.	2,281	5,359
Buru Energy, Ltd. (I)	17,837	53,665
Cabcharge Australia, Ltd.	20,355	82,210
Cape Lambert Iron Ore, Ltd. (I)	117,043	27,505
Cardno, Ltd.	19,066	118,465
Carnarvon Petroleum, Ltd. (I)	75,535	5,439
Carsales.com.au, Ltd.	32,984	264,529
Cash Converters International, Ltd.	29,560	31,464
Cedar Woods Properties, Ltd.	1,138	5,107
Ceramic Fuel Cells, Ltd. (I)	126,217	8,165
Challenger, Ltd.	15,400	53,823
Clough, Ltd.	23,830	20,397
Coal of Africa, Ltd. (I)	45,649	10,041
Coalspur Mines, Ltd. (I)	27,065	24,422
Cockatoo Coal, Ltd. (I)	87,990	11,475
Codan, Ltd.	4,533	10,795
Coffey International, Ltd. (I)	31,524	10,395
Compass Resources, Ltd. (I)	15,577	0
Credit Corp. Group, Ltd.	4,455	35,386

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
CSG, Ltd.	13,045	$6,527
CSR, Ltd.	85,234	171,748
CuDeco, Ltd. (I)	21,846	99,736
Cue Energy Resources, Ltd. (I)	32,865	5,325
Data#3, Ltd.	14,270	17,017
David Jones, Ltd. (L)	88,493	230,006
Decmil Group, Ltd.	21,310	50,421
Deep Yellow, Ltd. (I)	56,297	3,293
Discovery Metals, Ltd. (I)	78,992	136,627
Domino’s Pizza Enterprises, Ltd.	1,821	20,167
Downer EDI, Ltd.	53,797	199,691
Dragon Mining, Ltd. (I)	2,230	1,589
Drillsearch Energy, Ltd. (I)	67,189	105,939
Duet Group (I)	144,738	324,736
DuluxGroup, Ltd.	53,011	194,007
DWS Advanced Business Solutions, Ltd.	3,765	5,961
Elders, Ltd. (I)	40,650	5,330
Elemental Minerals, Ltd. (I)	11,100	4,638
Emeco Holdings, Ltd.	97,947	52,903
Energy Resources of Australia, Ltd. (I)	23,033	29,582
Energy World Corp., Ltd. (I)	141,335	49,395
Enero Group, Ltd. (I)	8,615	3,959
Envestra, Ltd.	148,842	139,918
Euroz, Ltd.	2,668	2,840
Evolution Mining, Ltd. (I)	62,735	121,885
Fairfax Media, Ltd. (L)	103,333	52,423
FAR, Ltd. (I)	83,631	2,621
FKP Property Group	255,085	51,904
Fleetwood Corp., Ltd.	11,005	102,656
FlexiGroup, Ltd.	67,927	273,017
Flight Centre, Ltd. (L)	4,986	140,558
Flinders Mines, Ltd. (I)	121,835	9,280
Focus Minerals, Ltd. (I)	509,833	17,561
Forge Group, Ltd.	8,127	31,250
G8 Education, Ltd.	1,871	2,835
Galaxy Resources, Ltd. (I)	16,452	7,981
Geodynamics, Ltd. (I)	31,447	4,105
Gindalbie Metals, Ltd. (I)	58,827	20,359
Global Construction Services, Ltd.	1,732	1,193
Goodman Fielder, Ltd. (I)	345,314	242,629
GrainCorp, Ltd.	33,917	422,203
Grange Resources Corp., Ltd.	51,070	12,290
Greenland Minerals & Energy, Ltd. (I)	39,312	11,501
Gryphon Minerals, Ltd. (I)	26,258	17,284
GUD Holdings, Ltd.	12,931	112,675
Gujarat NRE Coking Coal, Ltd. (I)	21,875	3,878
Gunns, Ltd. (I)	100,882	16,845
GWA International, Ltd.	38,257	67,865
Hastie Group, Ltd. (I)	3,144	525
Hills Industries, Ltd.	32,878	30,882
Horizon Oil, Ltd. (I)	167,896	78,245
Icon Energy, Ltd. (I)	23,206	5,569
iiNET, Ltd.	19,921	90,015
Imdex, Ltd.	34,099	39,370
IMFAustralia, Ltd.	16,845	28,035
Independence Group NL	33,445	160,541
Indophil Resources NL (I)	104,144	25,541
Industrea, Ltd.	53,156	70,174
Infigen Energy (I)	70,305	20,592
Infomedia, Ltd.	45,314	17,976
Integra Mining, Ltd. (I)	106,118	60,394
International Ferro Metals, Ltd. (I)	9,556	1,704
Intrepid Mines, Ltd. (I)	48,378	15,142
Invocare, Ltd.	13,905	130,044
IOOF Holdings, Ltd.	29,308	199,604

77

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Iress, Ltd.	17,791	$153,302
Iron Ore Holdings, Ltd. (I)	4,139	3,374
Ivanhoe Australia, Ltd. (I)	33,868	15,548
JB Hi-Fi, Ltd. (L)	8,760	90,905
Kagara, Ltd. (I)	47,616	5,963
Karoon Gas Australia, Ltd. (I)	19,998	102,237
Kingsgate Consolidated, Ltd.	22,541	115,469
Kingsrose Mining, Ltd.	22,716	21,856
Linc Energy, Ltd. (I)	50,055	36,084
Liquefied Natural Gas, Ltd. (I)	19,165	6,907
Lycopodium, Ltd.	1,265	6,999
M2 Telecommunications Group, Ltd.	17,041	66,860
Macmahon Holdings, Ltd.	118,066	33,346
Macquarie Atlas Roads Group (I)	54,523	91,184
Marengo Mining, Ltd. (I)	31,237	4,403
Matrix Composites & Engineering, Ltd.	1,943	3,133
MaxiTRANS Industries, Ltd.	11,468	11,488
McMillan Shakespeare, Ltd.	7,069	98,112
McPherson’s, Ltd.	18,009	33,865
Medusa Mining, Ltd.	26,583	169,266
Melbourne IT, Ltd.	10,791	18,356
MEO Australia, Ltd. (I)	24,107	4,153
Mermaid Marine Australia, Ltd.	34,599	119,444
Metals X, Ltd. (I)(L)	128,000	18,065
Metminco, Ltd. (I)	88,614	5,247
Mincor Resources NL	36,432	40,057
Mineral Deposits, Ltd. (I)	13,461	48,714
Mineral Resources, LTD.	16,254	141,943
Mirabela Nickel, Ltd. (I)	82,113	38,547
Molopo Energy, Ltd. (I)	28,437	13,062
Monadelphous Group, Ltd.	7,086	160,960
Mortgage Choice, Ltd.	11,340	19,071
Mount Gibson Iron, Ltd.	158,484	106,946
Murchison Metals, Ltd. (I)(L)	59,669	2,490
Myer Holdings, Ltd. (L)	100,977	228,649
Mystate, Ltd.	2,303	8,580
Nanosonics, Ltd. (I)	8,290	4,294
Navitas, Ltd. (L)	34,850	157,271
Neon Energy, Ltd. (I)	57,335	13,469
Neptune Marine Services, Ltd. (I)	23,710	767
Newsat, Ltd. (I)	22,210	12,739
Nexus Energy, Ltd. (I)	135,379	19,133
NIB Holdings, Ltd.	49,300	103,922
Noble Mineral Resources, Ltd. (I)	41,564	5,422
Norfolk Group, Ltd.	9,403	5,102
Northern Iron, Ltd. (I)	26,873	12,488
Northern Star Resources, Ltd.	39,293	55,552
NRW Holdings, Ltd.	30,443	42,228
Nufarm, Ltd.	28,106	172,008
Oakton, Ltd.	9,591	12,013
OceanaGold Corp. (I)	32,452	108,789
Orocobre, Ltd. (I)	3,375	5,406
OrotonGroup, Ltd.	2,980	20,432
Pacific Brands, Ltd.	174,508	108,818
Paladin Resources, Ltd. (I)	128,690	116,809
Pan Australian Resources, Ltd.	56,485	204,096
Pan Pacific Petroleum NL (I)	67,247	7,384
Panoramic Resources, Ltd.	27,777	15,276
PaperlinX, Ltd. (I)	65,071	4,292
Peet, Ltd. (I)	33,458	36,504
Perilya, Ltd. (I)	45,690	13,185
Perpetual, Ltd.	6,326	207,360
Perseus Mining, Ltd. (I)	62,541	153,731
Pharmaxis, Ltd. (I)	39,176	51,322
Phosphagenics, Ltd. (I)	73,179	11,071

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Platinum Australia, Ltd. (I)	36,499	$2,552
PMP, Ltd.	35,022	6,230
Premier Investments, Ltd.	15,519	102,366
Prima Biomed Ltd. (I)	37,664	4,715
Primary Health Care, Ltd.	74,820	313,158
Prime Media Group, Ltd.	15,587	13,190
PrimeAG Australia, Ltd. (I)	13,206	15,021
Programmed Maintenance Services, Ltd.	21,300	42,804
QRxPharma, Ltd. (I)	3,546	2,886
Ramelius Resources, Ltd. (I)	58,054	29,125
RCR Tomlinson, Ltd.	22,598	39,735
REA Group, Ltd.	8,788	164,876
Reckon, Ltd.	14,138	35,370
Red Fork Energy, Ltd. (I)	35,658	26,633
Redflex Holdings, Ltd.	5,472	8,480
Reed Resources, Ltd. (I)	14,900	3,038
Regis Resources, Ltd. (I)	22,624	129,374
Resolute Mining, Ltd.	109,518	214,158
Resource Generation, Ltd. (I)	9,069	3,217
Retail Food Group, Ltd.	3,733	11,611
Rex Minerals, Ltd. (I)	25,561	18,162
Rialto Energy, Ltd. (I)	28,425	3,108
Ridley Corp., Ltd.	33,146	37,909
Roc Oil Company, Ltd. (I)	93,673	45,450
SAI Global, Ltd.	33,772	151,526
Salmat, Ltd.	15,825	40,450
Samson Oil & Gas, Ltd. (I)	96,490	4,245
Sandfire Resources Nl (I)	12,577	107,871
Saracen Mineral Holdings, Ltd. (I)	72,109	34,159
Sedgman, Ltd.	15,038	14,918
Senex Energy, Ltd. (I)	106,492	76,666
Servcorp, Ltd.	10,693	37,942
Service Stream, Ltd.	18,617	6,613
Seven Group Holdings, Ltd. (I)	774	6,073
Sigma Pharmaceuticals, Ltd.	171,895	121,483
Silex Systems, Ltd. (I)	17,955	59,078
Silver Lake Resources, Ltd. (I)	25,395	92,373
Sirtex Medical, Ltd.	5,106	61,882
Skilled Group, Ltd.	10,172	24,412
Slater & Gordon, Ltd.	3,741	7,809
SMS Management & Technology, Ltd.	12,633	65,123
Southern Cross Electrical Engineering, Ltd.	1,200	1,472
Southern Cross Media Group, Ltd.	89,423	104,967
Specialty Fashion Group, Ltd. (I)	51,331	34,346
St. Barbara, Ltd. (I)	70,641	120,492
Starpharma Holdings, Ltd. (I)	34,906	42,308
Straits Metals, Ltd. (I)	26,787	2,798
Strike Energy, Ltd. (I)	35,002	5,843
STW Communications Group, Ltd.	42,956	50,488
Sundance Energy Australia, Ltd. (I)	27,825	23,953
Sundance Resources, Ltd. (I)	390,505	158,986
Super Cheap Auto Group, Ltd.	19,769	184,301
Swick Mining Services, Ltd.	30,800	9,520
Tanami Gold NL (I)	15,678	10,321
Tap Oil, Ltd. (I)	33,645	23,700
Tassal Group, Ltd.	12,612	18,691
Technology One, Ltd.	32,670	47,764
Ten Network Holdings, Ltd. (I)	216,774	82,665
Texon Petroleum, Ltd. (I)	17,863	7,835
TFS Corp., Ltd. (I)	25,702	12,666
The Reject Shop, Ltd.	5,605	89,252
The Trust Company, Ltd.	3,112	13,998
Thorn Group, Ltd.	15,982	31,272
Tiger Resources, Ltd. (I)	48,884	14,841
Tissue Therapies Ltd. (I)	14,761	3,999

78

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Tox Free Solutions, Ltd.	15,937	$47,067
TPG Telecom, Ltd.	56,387	137,053
Transfield Services, Ltd.	79,262	141,168
Transpacific Industries Group, Ltd. (I)	121,444	90,669
Troy Resources NL (L)	16,658	72,344
Unity Mining, Ltd. (I)	20,172	2,528
UXC, Ltd.	32,540	33,630
Village Roadshow, Ltd.	20,000	79,103
Virgin Australia Holdings, Ltd. (I)	252,517	116,012
Virgin Australia
Holdings, Ltd. (U.S. Exchange) (I)	252,517	1,318
Watpac, Ltd.	13,238	8,439
WDS, Ltd.	18,432	10,293
Webjet, Ltd.	5,245	20,157
West Australian Newspapers Holdings, Ltd.	5,702	9,668
Western Areas NL (L)	17,246	73,456
White Energy Company, Ltd. (I)	29,677	7,895
WHK Group, Ltd.	28,763	30,318
Wide Bay Australia, Ltd.	4,752	30,790
Windimurra Vanadium, Ltd. (I)	26,928	0
Wotif.com Holdings, Ltd. (L)	16,900	84,973
Yancoal Australia, Ltd. (I)	355	900

		16,566,700
Austria - 0.9%
A-TEC Industries AG (I)	1,566	1,711
Agrana Beteiligungs AG	618	76,353
AMAG Austria Metall AG (S)	1,790	49,898
Austria Technologie & Systemtechnik AG	1,038	11,021
Austriamicrosystems AG	1,846	199,590
CA Immobilien Anlagen AG (I)	1,728	23,619
Cat Oil AG	2,882	24,214
DO & CO AG	463	19,175
EVN AG	5,328	79,681
Flughafen Wien AG	2,189	108,205
Intercell AG (I)	8,699	18,731
Kapsch Trafficcom AG	1,178	62,519
Lenzing AG	1,736	143,854
Mayr-Melnhof Karton AG	1,529	161,799
Oesterreichische Post AG	7,928	318,888
Palfinger AG	2,862	59,556
Polytec Holding AG	3,684	27,930
RHI AG	5,444	162,681
Rosenbauer International AG	546	30,297
S IMMO AG	10,343	66,856
S&T System Integration & Technology
Distribution AG (I)	487	1,900
Schoeller-Bleckmann Oilfield Equipment AG	2,277	235,917
Semperit AG Holding	2,322	94,936
Strabag SE	1,258	33,180
Uniqa Versicherungen AG (I)(L)	6,478	77,546
Wienerberger AG (L)	18,863	153,128
Zumtobel AG	2,859	30,492

		2,273,677
Bahamas - 0.0%
United International Enterprises	348	59,754
Belgium - 1.2%
Ablynx NV (I)	2,975	18,962
Ackermans & Van Haaren NV	4,982	404,152
AGFA Gevaert NV (I)	31,865	50,966
AGFA Gevaert NV, ADR - Strip VVPR (I)	5,388	7
Arseus NV	4,487	84,142
Atenor Group	162	6,966
Banque Nationale de Belgique	30	89,744

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Belgium (continued)
Barco NV	2,633	$185,252
Compagnie d’Entreprises CFE	1,887	97,179
Compagnie Immobiliere de Belgique SA	440	15,811
Compagnie Maritime Belge SA	2,216	41,728
D’ieteren SA	4,980	237,416
Deceuninck Plastics NV (I)	2,954	4,459
Devgen (I)	3,208	66,546
Duvel Moortgat SA	230	28,021
Econocom Group	10,344	69,138
Elia System Operator SA	6,605	270,376
Elia System Operator SA - Strip VVPR (I)	576	1
Euronav NV (I)	3,699	20,832
EVS Broadcast Equipment SA	2,684	151,938
Exmar NV	7,510	56,159
Galapagos NV (I)	4,233	91,489
Gimv NV	607	29,525
Image Recognition Integrated Systems	78	4,287
Ion Beam Applications SA (I)	2,739	21,199
Kinepolis Group NV	936	95,700
Lotus Bakeries SA	34	24,539
Melexis NV	4,518	71,508
Mobistar SA	1,644	43,443
Nyrstar (I)	24,075	131,443
Nyrstar - Strip VVPR (I)	7,875	10
Picanol (I)	46	1,164
Recticel SA	3,340	21,288
Roularta Media Group NV	668	8,885
Sapec SA	305	17,845
Sipef SA	1,363	102,864
Tessenderlo Chemie NV	6,449	194,828
ThromboGenics NV (I)	6,765	325,904
Van De Velde NV	1,542	70,191

		3,155,907
Bermuda - 0.5%
Archer, Ltd.	19,203	19,725
Catlin Group, Ltd.	74,830	579,067
Frontline, Ltd. (I)(L)	11,160	37,196
Golden Ocean Group, Ltd. (I)(L)	54,737	40,594
Hiscox, Ltd.	64,052	493,338
Hoegh LNG Holdings, Ltd. (I)	1,833	13,555
Northern Offshore, Ltd.	18,330	32,380

		1,215,855
Canada - 10.0%
5N Plus, Inc. (I)	3,689	10,398
Aastra Technologies, Ltd	834	13,442
Absolute Software Corp. (I)	7,265	36,861
Advantage Oil & Gas, Ltd. (I)	33,017	109,686
Aecon Group, Inc.	13,228	141,422
Aeterna Zentaris, Inc. (I)	150	338
AG Growth International, Inc.	2,800	90,003
AGF Management, Ltd.	13,999	124,439
Aimia, Inc.	11,394	169,187
Ainsworth Lumber Company, Ltd. (I)	6,403	20,949
Akita Drilling, Ltd.	300	3,020
Alamos Gold, Inc.	17,060	321,158
Alexco Resource Corp. (I)	6,700	25,091
Algoma Central Corp.	160	19,884
Algonquin Power & Utilities Corp.	29,453	199,842
Alliance Grain Traders, Inc.	1,814	20,727
Alterra Power Corp. (I)	16,806	6,937
Altius Minerals Corp. (I)	2,400	24,016
Altus Group, Ltd.	2,300	18,986
Anderson Energy, Ltd. (I)	20,300	5,109

79

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Angle Energy, Inc. (I)	12,103	$40,816
Antrim Energy, Inc. (I)	500	322
Arsenal Energy, Inc. (I)	37,930	21,765
Astral Media, Inc.	8,440	388,715
Atrium Innovations, Inc. (I)	4,900	56,727
ATS Automation Tooling Systems, Inc. (I)	13,491	115,441
Augusta Resource Corp. (I)	13,400	33,185
Aura Minerals, Inc. (I)	11,783	3,321
Aurizon Mines, Ltd. (I)	34,546	125,894
Aurizon Mines, Ltd. (U.S. Exchange) (I)	5,200	18,928
Autocanada, Inc.	1,100	16,644
Avalon Rare Metals, Inc. (I)	8,025	10,987
Avenex Energy Corp.	6,900	24,312
Axia NetMedia Corp. (I)	9,200	11,021
B2Gold Corp. (I)(L)	61,675	214,824
Badger Daylighting, Ltd.	1,650	51,177
Ballard Power Systems, Inc. (I)	9,800	6,413
Bankers Petroleum, Ltd. (I)	52,186	138,168
Bellatrix Exploration, Ltd. (I)	20,706	84,004
Birch Mountain Resources, Ltd. (I)	11,200	3
Birchcliff Energy, Ltd. (I)(L)	21,253	167,739
Bird Construction, Inc.	5,005	69,683
Black Diamond Group, Ltd. (L)	6,132	128,523
BlackPearl Resources, Inc. (I)	55,740	176,195
BMTC Group, Inc., Class A (I)	3,096	43,634
Bonterra Energy Corp.	1,850	81,982
Boralex, Inc. (I)	3,600	32,979
Brigus Gold Corp. (I)(L)	11,925	12,365
Brookfield Residential Properties, Inc. (I)	1,200	19,380
Burcon Nutrascience Corp. (I)	1,800	7,194
C&C Energia, Ltd. (I)	2,800	24,269
Calfrac Well Services, Ltd.	6,997	163,417
Calian Technologies, Ltd.	500	10,369
Calvalley Petroleums, Inc. (I)	10,077	20,289
Canaccord Financial, Inc. (L)	14,977	77,346
Canaccord Financial, Inc. (London Exchange)	2,015	10,089
Canacol Energy, Ltd. (I)	29,718	8,526
Canada Bread Company, Ltd.	2,640	131,821
Canada Lithium Corp. (I)	15,500	10,923
Canadian Energy Services & Technology Corp.	5,784	62,361
Canadian Western Bank (L)	8,897	260,636
Canam Group, Inc. (I)	5,270	29,126
Candente Copper Corp. (I)	8,600	2,467
Canexus Corp.	17,700	140,766
Canfor Corp. (I)	19,501	289,565
Canfor Pulp Products, Inc.	7,179	59,262
Cangene Corp. (I)	3,800	6,082
Canwel Building Materials Group, Ltd.	3,200	8,150
Canyon Services Group, Inc.	10,200	102,375
Capital Power Corp.	12,162	267,274
Capstone Infrastructure Corp.	10,639	42,734
Capstone Mining Corp. (I)	53,400	119,879
Cardero Resource Corp. (I)	7,700	3,604
Carpathian Gold, Inc. (I)	20,000	5,940
Cascades, Inc.	12,518	52,297
Catalyst Paper Corp. (I)	54,263	38
Cathedral Energy Services, Ltd.	6,400	34,212
CCL Industries, Inc.	4,178	153,097
Celestica, Inc. (I)	41,304	305,617
Celtic Exploration, Ltd. (I)	10,392	273,361
Cequence Energy, Ltd. (I)	7,892	12,235
China Gold
International Resources Corp., Ltd. (I)	34,900	138,778
Chinook Energy, Inc. (I)	4,791	6,945
Churchill Corp.	3,100	25,403

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Cineplex, Inc. (L)	10,770	$338,816
Claude Resources, Inc. (I)	21,200	12,165
Cline Mining Corp. (I)(L)	9,200	1,713
CML Healthcare, Inc.	16,261	106,731
Coastal Contacts, Inc. (I)	3,111	17,225
Cogeco Cable, Inc.	2,852	107,924
Cogeco, Inc.	200	6,523
Colabor Group, Inc.	3,600	28,703
Colossus Minerals, Inc. (I)	7,150	30,591
COM DEV International, Ltd. (I)	15,400	46,664
Computer Modelling Group, Ltd.	4,800	95,386
Connacher Oil and Gas, Ltd. (I)	57,057	16,370
Constellation Software, Inc.	1,700	205,126
Contrans Group, Inc., Class A	5,360	50,128
Copper Mountain Mining Corp. (I)	16,975	64,082
Corby Distilleries, Ltd.	3,522	62,757
Corridor Resources, Inc. (I)(L)	11,000	6,976
Corus Entertainment, Inc. (L)	19,590	450,825
Cott Corp.	8,000	68,800
Cott Corp. (U.S. Exchange)	9,183	78,763
Crew Energy, Inc. (I)	12,973	88,285
Crocotta Energy, Inc. (I)	6,200	18,600
Crown Point Energy, Inc. (I)	97	34
Davis & Henderson Corp.	8,651	186,022
Deethree Exploration, Ltd. (I)	12,500	78,396
Delphi Energy Corp. (I)	14,748	17,668
Denison Mines Corp. (I)(L)	61,899	68,545
DHX Media, Ltd. (I)	3,700	6,667
DirectCash Payments, Inc.	600	14,351
Dorel Industries, Inc., Class B	5,474	203,012
DragonWave, Inc. (I)	4,900	11,907
DragonWave, Inc. (I)	2,598	6,277
Duluth Metals, Ltd. (I)	17,000	41,929
Dundee Precious Metals, Inc. (I)	19,524	164,903
E-L Financial Corp., Ltd.	74	30,022
Eastern Platinum, Ltd. (I)	112,023	14,097
Easyhome, Ltd.	700	5,497
Eco Oro Minerals Corp. (I)	4,600	4,168
Enbridge Income Fund Holdings, Inc.	6,746	156,536
Endeavour Silver Corp. (I)	6,200	53,927
Endeavour Silver Corp. (U.S. Exchange) (I)	1,400	12,082
Enerflex, Ltd.	12,443	138,791
Energy Fuels, Inc. (I)	68,461	10,338
Enghouse Systems, Ltd.	3,500	53,556
Ensign Energy Services, Inc. (L)	19,322	280,294
Entree Gold, Inc. (I)	7,500	3,360
Epsilon Energy, Ltd. (I)	5,500	19,379
Equal Energy, Ltd. (I)	729	2,326
Equal Energy, Ltd. (U.S. Exchange) (I)	2,743	8,832
Equitable Group, Inc.	1,700	56,801
Essential Energy Services, Ltd.	23,970	47,296
Evertz Technologies, Ltd.	4,539	74,070
Excellon Resources, Inc. (I)	21,600	11,090
Exchange Income Corp.	1,066	30,702
Exco Technologies, Ltd.	500	2,819
Exeter Resource Corp. (I)	7,379	9,434
EXFO, Inc. (I)	1,300	5,980
EXFO, Inc. (U.S. Exchange) (I)	3,212	14,486
Extendicare, Inc.	200	1,492
Fairborne Energy, Ltd. (I)	13,600	18,209
Firm Capital Mortgage Investment Corp.	1,400	19,153
First Majestic Silver Corp (I)	18,800	433,213
First National Financial Corp.	600	10,456
FirstService Corp. (I)	5,680	163,650
Forsys Metals Corp. (I)(L)	15,300	11,244

80

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Fortress Paper, Ltd. (I)	1,804	$12,985
Fortuna Silver Mines, Inc. (I)	14,114	65,217
Fortune Minerals, Ltd. (I)	3,334	1,544
Fraser Papers, Inc. (I)	4,800	0
Gamehost, Inc.	2,300	29,174
Genesis Land Development Corp. (I)	100	342
Genivar, Inc.	5,678	117,750
Genworth MI Canada, Inc.	6,180	128,471
Glacier Media, Inc.	8,800	14,440
Glentel, Inc.	2,200	41,305
Gluskin Sheff & Associates, Inc.	3,152	44,328
GLV, Inc., Class A (I)	1,851	3,894
GMP Capital, Inc.	12,248	62,266
Gran Tierra Energy, Inc. (I)	43,203	246,166
Great Canadian Gaming Corp. (I)	10,550	100,365
Great Panther Silver, Ltd. (I)	18,350	31,589
Great Panther Silver, Ltd. (I)	1,300	2,236
Guardian Capital Group, Ltd.	200	2,090
Guyana Goldfields, Inc. (I)	10,800	33,378
Hanfeng Evergreen, Inc. (I)	3,700	5,960
Harry Winston Diamond Corp. (I)	10,720	152,811
Harry Winston Diamond Corp. (I)	2,500	35,550
Hemisphere GPS, Inc. (I)	10,400	7,643
Heroux-Devtek, Inc.	3,900	49,743
High Liner Foods, Inc.	900	26,646
High River Gold Mines, Ltd. (I)	30,823	43,131
HND Group, Inc.	300	6,641
Home Capital Group, Inc.	5,312	290,373
Horizon North Logistics, Inc.	9,433	63,909
HudBay Minerals, Inc.	29,592	286,283
IBI Group, Inc.	3,700	24,956
IMAX Corp. (I)	5,565	120,785
IMAX Corp. (U.S. Exchange) (I)	1,800	38,970
Imperial Metals Corp. (I)	5,200	66,063
Imris, Inc. (I)	3,000	10,903
Innergex Renewable Energy, Inc.	11,477	121,893
International Forest Products, Ltd. (I)	7,242	53,002
International Tower Hill Mines, Ltd. (I)	4,097	8,826
Intertape Polymer Group, Inc.	9,400	76,934
Ivanhoe Energy, Inc. (I)(L)	32,400	13,862
Just Energy Group, Inc. (L)	29,100	256,915
K-Bro Linen, Inc.	1,239	36,334
KAB Distribution, Inc. (I)	18,405	2
Katanga Mining, Ltd. (I)	66,538	42,869
Keegan Resources, Inc. (I)	3,731	14,723
Killam Properties Inc	9,449	114,337
Kimber Resources, Inc. (I)	1,750	828
Kingsway Financial Services, Inc. (I)	2,175	5,430
Kirkland Lake Gold, Inc. (I)	11,309	98,364
Labrador Iron Mines Holdings, Ltd. (I)	2,897	2,012
Lake Shore Gold Corp. (I)(L)	49,733	34,546
Laramide Resources, Ltd. (I)	11,400	9,066
Laurentian Bank of Canada	6,628	300,323
Le Chateau, Inc. (I)	2,400	7,828
Legacy Oil & Gas, Inc. (I)	26,752	187,979
Leisureworld Senior Care Corp.	4,733	58,463
Leon’s Furniture, Ltd.	7,809	93,549
Linamar Corp.	12,009	260,889
Liquor Stores N.A., Ltd.	3,594	66,862
Long Run Exploration, Ltd. (I)	16,530	74,716
MacDonald Dettwiler & Associates, Ltd.	5,148	271,924
MAG Silver Corp. (I)	5,100	49,185
Mainstreet Equity Corp. (I)	1,100	35,790
Major Drilling Group International	12,132	112,362
Manitoba Telecom Services, Inc.	2,200	74,282

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Maple Leaf Foods, Inc. (L)	17,429	$193,002
Martinrea International, Inc. (I)	13,518	104,649
Maxim Power Corp. (I)	6,300	15,538
MBAC Fertilizer Corp. (I)	2,900	9,517
Mediagrif Interactive Technologies, Inc.	600	10,776
Medical Facilities Corp.	475	6,623
Mega Brands Inc. (I)	207	2,251
Mega Uranium, Ltd. (I)	26,600	3,749
Melcor Developments, Ltd.	400	6,242
Mercator Minerals, Ltd. (I)	13,175	5,372
Migao Corp. (L)	3,400	4,450
Minera Andes Acquisition Corp. (I)	9,225	33,804
Mood Media Corp. (I)	12,087	20,807
Morneau Shepell, Inc.	6,655	86,223
Mullen Group, Ltd.	14,066	301,612
Nautilus Minerals, Inc. (I)	20,040	6,657
Nevada Copper Corp. (I)	6,158	21,201
Nevsun Resources, Ltd.	8,378	33,989
Newalta, Inc.	7,053	109,059
NGEx Resources, Inc. (I)	12,011	36,758
Niko Resources, Ltd.	1,600	13,449
Norbord, Inc. (I)	4,423	108,243
Nordion, Inc.	15,568	103,437
North American Energy Partners, Inc. (I)	1,632	6,292
North American Palladium, Ltd. (I)	8,050	11,670
North American Palladium, Ltd. (I)(L)	25,300	38,203
Northern Dynasty Minerals, Ltd. (I)	6,576	22,508
Northland Power, Inc.	9,894	187,053
Novacopper, Inc. (I)	2,683	5,402
NuVista Energy, Ltd. (I)	20,802	115,386
Oncolytics Biotech, Inc. (I)	3,800	8,684
Orvana Minerals Corp. (I)(L)	9,998	8,555
Pace Oil And Gas, Ltd. (I)	5,158	15,941
Paladin Labs, Inc. (I)	1,923	78,926
Paramount Resources, Ltd. (I)	4,155	144,307
Parex Resources, Inc. (I)	9,650	53,236
Parkland Fuel Corp.	10,000	177,682
Pason Systems, Inc.	11,095	186,192
Perpetual Energy, Inc. (I)	12,832	16,018
Petaquilla Minerals, Ltd. (I)	10,038	4,800
PetroBakken Energy, Ltd., Class A	12,800	138,263
Petrobank Energy & Resources, Ltd. (I)	20,469	253,660
PHX Energy Services Corp.	3,556	34,116
Pilot Gold, Inc. (I)	4,070	7,375
Pine Cliff Energy, Ltd. (I)	8,664	6,105
Platinum Group Metals, Ltd. (I)	11,200	10,937
Points International, Ltd. (I)	3,410	37,418
Polymet Mining Corp. (I)(L)	13,500	12,231
Precision Drilling Corp.	33,948	254,264
Premium Brands Holdings Corp.	3,245	57,494
Primero Mining Corp. (I)	14,200	93,204
Progress Energy Resources Corp.	9,500	192,993
Pulse Seismic, Inc.	10,627	29,313
QLT, Inc. (I)	8,200	63,975
Quebecor, Inc.	7,318	278,841
Queenston Mining, Inc. (I)	5,100	25,055
Questerre Energy Corp. (I)	26,400	19,135
Reitmans Canada, Ltd.	1,503	17,839
Reitmans Canada, Ltd., Class A	8,651	102,765
Resverlogix Corp. (I)	5,300	9,604
Richelieu Hardware, Ltd.	2,800	94,541
Richmont Mines, Inc. (I)	3,200	9,084
RMP Energy, Inc. (I)	8,617	22,381
Rock Energy, Inc. (I)	373	387
Rocky Mountain Dealerships, Inc.	2,200	24,650

81

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Rogers Sugar, Inc.	16,854	$101,292
RONA, Inc.	22,830	244,537
RS Technologies, Inc. (I)	184	15
Rubicon Minerals Corp. (I)	21,100	62,662
Russel Metals, Inc.	11,737	325,874
Sabina Gold & Silver Corp. (I)	8,968	24,827
San Gold Corp. (I)	20,836	17,619
Sandvine Corp. (I)	25,100	32,090
Savanna Energy Services Corp.	17,156	115,197
Scorpio Mining Corp. (I)	24,416	24,334
Seabridge Gold, Inc. (I)	1,838	27,958
Secure Energy Services, Inc. (I)	9,534	96,266
SEMAFO, Inc.	47,507	165,953
Shawcor, Ltd., Class A	5,310	245,307
Sherritt International Corp.	66,242	339,429
Shore Gold, Inc. (I)	400	91
Sierra Wireless, Inc. (I)	3,750	28,993
Sierra Wireless, Inc. (U.S. Exchange) (I)	2,900	22,446
Silver Standard Resources, Inc. (I)	12,191	164,579
Smart Technologies, Inc. (I)	500	685
Softchoice Corp.	2,400	28,268
Sonde Resources Corp. (I)	2,297	2,359
Southern Pacific Resource Corp. (I)	72,856	95,347
SouthGobi Energy Resources, Ltd. (I)	4,080	8,050
Sprott Resource Corp. (I)	16,868	60,962
Sprott Resource Lending Corp.	18,000	26,094
Sprott, Inc.	8,575	32,026
St Andrew Goldfields, Ltd. (I)	15,500	7,022
Stantec, Inc.	8,568	321,381
Stella-Jones, Inc.	900	69,039
Stornoway Diamond Corp. (I)	2,566	1,369
Strad Energy Services, Ltd.	2,000	6,926
Student Transportation of America, Ltd. (L)	13,910	87,520
SunOpta, Inc. (I)	6,171	38,454
SunOpta, Inc. (U.S. Exchange) (I)	2,100	13,104
Superior Plus Corp. (L)	18,200	183,218
Surge Energy, Inc. (I)	8,269	45,701
Tanzanian Royalty Exploration Corp. (I)(L)	10,900	51,024
Taseko Mines, Ltd. (I)	19,800	55,412
Taseko Mines, Ltd. (I)	5,190	14,636
Tembec, Inc. (I)	9,630	21,910
Teranga Gold Corp. (I)	11,098	25,585
Teranga Gold Corp., ADR (I)	3,505	8,301
Tethys Petroleum, Ltd. (I)	10,200	4,467
The Brick, Ltd.	10,200	54,935
The Cash Store Financial Services, Inc.	1,710	7,316
The Descartes Systems Group, Inc. (I)	9,100	78,326
The North West Company, Inc.	7,237	171,864
Theratechnologies, Inc. (I)	6,398	1,642
Timmins Gold Corp. (I)	24,522	79,489
TORC Oil & Gas, Ltd.	5,900	14,017
Toromont Industries, Ltd.	13,743	269,644
Torstar Corp.	8,400	58,348
Total Energy Services, Inc.	4,702	65,606
Transcontinental, Inc.	13,416	129,251
TransForce, Inc.	13,566	248,418
Transglobe Energy Corp. (I)	13,657	141,196
Transition Therapeutics, Inc. (I)	3,200	7,764
Trican Well Service, Ltd.	23,544	291,056
Trinidad Drilling, Ltd.	19,700	133,667
Tuscany International Drilling, Inc. (I)	500	123
Twin Butte Energy, Ltd.	40,775	117,808
UEX Corp. (I)	14,600	7,496
Uni-Select, Inc.	2,300	52,976
Valener, Inc.	4,426	70,889

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Vecima Networks, Inc. (I)	2,921	$14,850
Vicwest, Inc.	2,963	35,794
Virginia Mines, Inc. (I)	3,063	32,161
Vitran Corp., Inc. (I)	300	1,486
Wajax Corp.	3,023	130,403
Wesdome Gold Mines, Ltd. (I)	11,600	10,977
West Fraser Timber Company, Ltd.	6,481	454,554
Western Forest Products, Inc. (I)	4,500	5,210
Westport Innovations, Inc. (I)(L)	2,300	60,375
Whistler Blackcomb Holdings, Inc.	1,300	16,594
Whitecap Resources, Inc. (I)	23,630	204,341
Wi-LAN, Inc.	25,200	127,605
Winpak, Ltd.	6,500	96,517
Xceed Mortgage Corp. (I)	500	730
Xtreme Drilling and Coil Services Corp. (I)	6,548	8,569
YM Biosciences, Inc. (I)	600	1,027
Zargon Oil & Gas, Ltd.	4,375	35,234

		25,981,735
Cayman Islands - 0.0%
Endeavour Mining Corp. (I)	20,900	44,184
China - 0.0%
Aupu Group Holding Company, Ltd.	108,000	9,334
Bund Center Investment, Ltd.	222,000	30,902
Delong Holdings, Ltd. (I)	45,500	10,065
HanKore Environment Tech Group, Ltd. (I)	84,000	2,481
Sound Global, Ltd.	79,000	32,330
SunVic Chemical Holdings, Ltd. (I)	41,000	14,258

		99,370
Colombia - 0.0%
Petrominerales, Ltd.	10,009	76,880
Cyprus - 0.1%
Bank of Cyprus PLC (I)	157,222	53,059
Deep Sea Supply PLC (I)	19,635	32,044
ProSafe SE	26,162	219,729
Songa Offshore SE (I)(L)	31,458	31,499

		336,331
Denmark - 1.1%
ALK-Abello A/S	1,260	82,378
Alm Brand A/S (I)	15,297	36,794
Ambu A/S	800	20,912
Auriga Industries (I)	2,834	39,986
Bang & Olufsen A/S (I)	7,164	81,167
Bavarian Nordic A/S (I)	6,753	61,838
BoConcept Holding A/S	75	1,647
Brodrene Hartmann A/S	800	15,480
D/S Norden A/S	4,965	131,374
DFDS A/S	608	27,558
DiBa Bank A/S (I)	441	2,606
East Asiatic Company, Ltd. A/S	2,528	46,482
Fluegger A/S	225	12,942
Genmab A/S (I)	7,096	94,313
GN Store Nord A/S	32,250	454,843
Gronlandsbanken	20	1,740
Harboes Bryggeri A/S	441	6,615
IC Companys A/S	3,014	57,534
Jeudan A/S	492	37,692
Jyske Bank A/S (I)	2,872	82,090
Newcap Holding A/S (I)	9,300	779
NKT Holding A/S	4,696	156,171
Nordjyske Bank A/S	1,190	16,365
Ostjydsk Bank A/S (I)	213	8,147
Pandora A/S (L)	10,314	221,651

82

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
Parken Sport & Entertainment A/S (I)	864	$9,933
PER Aarsleff A/S	420	28,115
Ringkjoebing Landbobank A/S	560	76,547
Rockwool International A/S	698	73,426
Royal Unibrew A/S	1,841	146,105
Schouw & Company A/S	3,116	71,165
SimCorp A/S	839	186,480
Solar Holdings A/S	1,111	52,785
Spar Nord Bank A/S (I)	16,304	75,591
Sydbank A/S (I)	14,445	259,576
TK Development A/S (I)	3,786	7,855
Topdanmark A/S (I)	1,148	239,551
Vestjysk Bank A/S (I)	3,265	7,118
Zealand Pharma A/S (I)	848	14,191

		2,947,542
Faeroe Islands - 0.0%
Bakkafrost P/F	2,849	27,023
Finland - 2.4%
Ahlstrom OYJ	2,379	40,932
Alma Media OYJ	10,711	65,773
Amer Sports OYJ (L)	26,126	392,740
Aspo OYJ	3,465	26,138
Atria PLC	1,229	9,974
BasWare OYJ	1,318	36,937
Biotie Therapies OYJ (I)	35,851	19,117
Cargotec Corp. OYJ	5,686	143,138
Citycon OYJ	46,948	158,205
Cramo OYJ	3,712	38,270
Digia PLC (I)	2,622	8,933
Elektrobit Corp. (I)	9,773	8,261
F-Secure OYJ	10,255	20,004
Finnair OYJ (I)	8,025	23,166
Finnlines OYJ (I)	2,378	24,746
Fiskars Corp.	7,971	165,859
HKScan OYJ	5,218	24,975
Huhtamaki OYJ	21,320	346,697
Ilkka-Yhtyma OYJ	2,083	12,624
Kemira OYJ	24,364	352,807
Kesko OYJ, A Shares	163	5,151
Kesko OYJ, B Shares	1,294	40,840
Konecranes OYJ (L)	11,874	385,104
Lannen Tehtaat OYJ	930	17,237
Lassila & Tikanoja OYJ (I)	6,239	93,394
Lemminkainen OYJ	993	19,205
Metsa Board OYJ (I)(L)	52,052	148,318
Neste Oil OYJ (L)	7,272	93,013
Okmetic OYJ	2,212	13,149
Olvi OYJ	2,833	73,327
Oriola-KD OYJ	26,387	72,412
Orion OYJ, Series A	6,771	180,346
Orion OYJ, Series B	16,341	437,949
Outokumpu OYJ (I)(L)	144,436	134,604
Outotec OYJ	10,745	567,035
PKC Group OYJ	3,462	67,574
Ponsse OYJ	1,465	10,694
Poyry OYJ	6,417	25,883
Raisio OYJ	29,792	111,987
Ramirent OYJ	16,716	120,345
Rapala VMC OYJ	617	3,932
Rautaruukki OYJ (L)	20,526	150,520
Ruukki Group OYJ (I)	20,289	12,667
Sanoma OYJ (L)	14,882	142,437
Scanfil PLC (I)	3,082	3,287
Sievi Capital PLC (I)	3,082	3,928

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
Stockmann OYJ ABP, Series A	1,949	$36,904
Stockmann OYJ ABP, Series B	7,056	128,584
Stonesoft OYJ (I)	863	1,606
Talvivaara Mining Company PLC (I)	12,937	19,788
Technopolis PLC	17,450	80,792
Teleste OYJ	1,377	7,111
Tieto OYJ	14,590	280,112
Tikkurila OYJ	8,406	156,107
Uponor OYJ	13,427	169,024
Vacon OYJ	1,852	94,537
Vaisala OYJ	1,483	30,766
YIT OYJ	24,694	458,470

		6,317,435
France - 3.5%
ABC Arbitrage	1,775	14,178
Air France KLM (I)(L)	30,400	279,364
Akka Technologies SA	1,132	31,468
Ales Groupe SA	435	8,034
Altamir Amboise	3,756	35,121
Alten SA	4,074	134,607
Altran Technologies SA (I)	24,280	162,311
April Group SA	2,759	45,465
Archos SA (I)(L)	3,176	13,591
Artprice.com (I)	430	15,493
Assystem SA	1,674	32,121
Atari SA (I)	3,415	4,310
AtoS	120	8,525
Audika Groupe	166	1,727
Avanquest Software SA (I)	1,218	2,345
Axway Software SA	728	12,119
Beneteau SA	7,288	75,723
Bigben Interactive (I)	107	1,137
Bioalliance Pharma SA (I)	2,414	13,625
Boiron SA	1,050	35,709
Bonduelle SCA	827	77,268
Bongrain SA	851	49,251
Bourbon SA (L)	8,564	248,118
Boursorama (I)	2,475	16,065
Bull SA (I)	19,925	59,858
Catering International Services	64	8,490
Cegedim SA (I)	484	9,813
Cegid SA	674	12,772
CFAO SA (I)	4,601	223,193
Cie des Alpes	464	8,002
Ciments Francais SA	790	43,830
Club Mediterranee SA (I)	4,835	81,060
Compagnie Plastic Omnium SA	3,896	111,485
Derichebourg SA	21,703	58,473
Devoteam SA	1,307	14,127
Eiffage SA	6,420	256,865
Electricite de Strasbourg SA	142	16,512
Esso SAF	513	36,500
Etablissements Maurel et Prom SA	14,903	242,142
Euler Hermes SA	1,076	85,385
Euro Disney SCA (I)	3,416	22,139
Exel Industries SA	185	8,782
Faiveley Transport	1,169	69,114
Faurecia	8,317	130,744
Financiere Marc de Lacharriere SA	1,098	48,549
Fleury Michon SA	344	16,529
GameLoft SA (I)	14,002	102,346
Gaumont SA	489	23,366
GEA	126	10,881
GFI Informatique SA	7,037	23,985

83

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
GL Events SA (L)	1,394	$28,561
Groupe Partouche SA (I)	293	359
Groupe Steria SA	5,756	90,357
Guerbet SA	180	23,178
Haulotte Group SA (I)	2,614	17,573
Havas SA	74,604	394,982
Hi-Media SA (I)	4,726	12,049
Ingenico SA	5,924	315,393
Interparfums SA	1,083	31,872
Ipsen SA	4,322	122,829
IPSOS SA	6,306	217,387
Jacquet Metal Service	1,207	12,118
Korian	2,180	33,965
Laurent-Perrier SA	543	46,821
Lectra SA	780	4,891
LISI SA	851	61,980
Maisons France Confort SA	510	16,250
Manitou BF SA	1,754	25,863
Manutan International	908	34,496
Marseill Tunnel Prado-Carena	219	7,235
Maurel & Prom Nigeria (I)	12,829	33,869
Medica SA	5,099	95,029
Mersen	3,068	78,920
Metropole Television SA	11,511	168,806
Montupet SA	553	5,479
Naturex	1,046	74,173
Neopost SA	6,003	313,643
Nexans SA	4,933	229,882
Nexity SA	5,974	187,191
NextRadioTV	168	2,558
NicOx SA (I)	14,863	45,630
Norbert Dentressangle SA	856	55,719
NRJ Group	1,793	12,489
Oeneo	4,694	13,063
Orpea SA	4,905	210,482
PagesJaunes Groupe (I)	13,290	29,564
Parrot SA (I)	1,209	40,829
Pierre & Vacances SA	562	9,883
Rallye SA	5,289	158,171
Recylex SA (I)	2,379	12,073
Remy Cointreau SA	919	103,011
Robertet SA (I)	258	42,446
Rubis SA	5,611	349,839
Sa des Ciments Vicat-Vicat	2,172	117,623
Saft Groupe SA	5,881	135,221
Samse SA	285	19,593
Sartorius Stedim Biotech	544	53,064
Seche Environnement SA	510	16,980
Sechilienne-Sidec SA	3,678	60,278
Sequana SA (I)	920	10,673
Societe d’Edition de Canal Plus	11,011	68,138
Societe Industrielle
d’Aviations Latecoere SA (I)	1,172	11,217
Societe Internationale de
Plantations d’Heveas SA	288	22,192
Societe Television Francaise 1	25,703	251,437
SOITEC (I)	15,512	47,065
Somfy SA	383	62,659
Sopra Group SA	785	40,834
St. Dupont SA (I)	16,508	7,728
Stallergenes SA	507	29,968
STEF	954	48,872
Store Electronic	124	1,493
Sword Group	1,218	19,483
Synergie SA	2,038	18,285

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Technicolor SA (I)	41,259	$102,386
Teleperformance SA	10,974	381,907
Tessi SA	258	24,924
Theolia SA (I)	10,701	19,351
Thermador Groupe	185	14,030
Touax SA	265	7,345
Toupargel Groupe SA	936	7,097
Transgene SA (I)	2,666	29,090
Trigano SA	2,853	34,316
UBISOFT Entertainment SA (I)	19,960	200,900
Union Financiere de France Banque SA	577	11,910
Vetoquinol SA	170	5,475
Viel & Compagnie SA	6,515	23,093
Vilmorin & Compagnie SA	867	101,596
Virbac SA	755	139,367
Vivalis SA (I)	2,112	19,805
VM Materiaux SA	539	9,598
Vranken-Pommery Monopole Group SA	407	10,359

		8,998,877
Gabon - 0.0%
Total Gabon SA	128	58,350
Germany - 4.8%
Aareal Bank AG (I)	11,583	251,813
ADVA AG Optical Networking (I)	8,262	45,829
Air Berlin PLC (I)	2,101	3,853
Aixtron AG, ADR (L)	3,360	42,370
Aixtron SE NA (L)	14,321	179,366
Allgeier SE	151	1,996
Amadeus Fire AG	1,170	56,036
Asian Bamboo AG (L)	1,058	8,610
Aurubis AG	8,222	522,478
Baader Bank AG	4,116	10,109
Balda AG	3,880	16,080
Bauer AG	1,844	44,619
BayWa AG	1,321	58,130
Bechtle AG	3,828	142,137
Bertrandt AG	1,134	109,214
Bijou Brigitte AG	346	26,586
Bilfinger Berger SE	68	6,646
Biotest AG	323	20,062
Boewe Systec AG (I)	126	13
Borussia Dortmund GmbH & Company KGaA	9,915	34,176
Cancom AG	1,911	33,038
Carl Zeiss Meditec AG	6,089	176,677
Celesio AG	6,921	117,555
CENIT AG	2,140	18,646
CENTROTEC Sustainable AG	2,359	41,421
Cewe Color Holding AG	858	35,647
Comdirect Bank AG	5,210	52,792
CompuGroup Medical AG	2,859	51,496
Conergy AG (I)	7,464	2,854
Constantin Medien AG (I)	7,438	14,210
CropEnergies AG	2,917	18,339
CTS Eventim AG	4,009	131,667
Curanum AG (I)	5,279	13,732
DAB Bank AG	3,886	17,642
Data Modul AG	635	13,182
Delticom AG	593	24,985
Deufol AG	4,397	5,547
Deutsche Beteiligungs AG	222	5,237
Deutsche Wohnen AG	30,932	598,198
Deutz AG (I)	13,332	54,445
Dialog Semiconductor PLC (I)	10,202	207,585
Douglas Holding AG	3,417	168,248

84

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Draegerwerk AG & Company KGaA	195	$14,893
Drillisch AG	9,658	136,732
Duerr AG	2,028	169,068
DVB Bank AG	110	3,446
Eckert & Ziegler AG	563	16,969
Elmos Semiconductor AG	900	7,525
ElringKlinger AG	5,697	182,713
Euromicron AG	1,373	33,169
Evotec AG (I)	25,197	90,280
First Sensor AG (I)	680	7,194
Freenet AG	21,607	402,396
Fuchs Petrolub AG	2,533	161,653
Gerresheimer AG (I)	5,878	301,242
Gerry Weber International AG	4,364	206,512
Gesco AG	646	55,044
GFK AG	2,922	141,528
GFT Technologies AG	2,486	9,958
Gigaset AG (I)	4,683	5,786
Gildemeister AG	12,388	238,453
Grammer AG	3,232	65,852
Grenkeleasing AG	1,123	75,928
H&R AG	1,666	26,229
Hamburger Hafen und Logistik AG	3,571	80,580
Hawesko Holding AG	1,017	52,501
Heidelberger Druckmaschinen AG (I)(L)	27,642	35,195
Homag Group AG (I)	1,100	16,160
Indus Holding AG	3,394	87,601
Init Innovation In Traffic Systems AG	1,078	31,805
Interseroh AG	362	30,142
Intershop Communications AG (I)	2,654	6,454
Isra Vision AG	220	6,690
IVG Immobilien AG (I)	15,879	38,722
Jenoptik AG	11,507	118,117
Joyou AG (I)	308	3,666
Kloeckner & Company SE (I)	16,165	170,253
Koenig & Bauer AG (I)	1,346	22,757
Kontron AG	10,694	50,835
Krones AG	2,680	153,136
KSB AG	73	38,260
KUKA AG (I)	5,924	201,244
KWS Saat AG	430	135,582
Leoni AG	7,370	255,690
Loewe AG (I)	772	3,024
Lotto24 (I)	641	2,876
LPKF Laser & Electronics AG	2,042	40,793
Manz AG (I)	222	5,017
MasterFlex AG (I)	414	2,718
Mediclin AG (I)	8,179	45,102
Medigene AG (I)	3,374	4,645
MLP AG	9,858	71,795
Mobotix AG (I)	402	9,940
Mologen AG (I)	1,266	19,644
Morphosys AG (I)	4,205	147,355
Muehlbauer Holding AG & Company KGaA	397	8,703
MVV Energie AG	1,622	46,832
Nemetschek AG	1,050	45,495
Nordex AG (I)	6,023	22,983
Norma Group	3,437	86,982
OHB AG	1,109	23,660
Patrizia Immobilien AG (I)	2,339	19,710
Pfeiffer Vacuum Technology AG	2,130	242,070
Plambeck Neue Energien AG	7,308	19,397
Praktiker AG (I)(L)	6,704	10,341
PSI AG	2,209	42,795
PVA TePla AG	1,400	3,658

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
QSC AG	20,011	$53,366
R Stahl AG	574	19,656
Rational AG	592	159,032
Rheinmetall AG	9,128	422,581
Rhoen-Klinikum AG	20,251	415,099
SAF-Holland SA (I)	8,156	54,953
Sartorius AG	100	9,625
Schaltbau Holding AG (I)	669	25,693
Sedo Holding AG (I)	2,151	4,261
SGL Carbon SE (L)	1,838	73,864
SHB Stuttgarter Finanz & Beteiligungs AG	951	19,183
Singulus Technologies AG (I)	8,505	13,725
Sixt AG	4,123	79,468
SKW Stahl-Metallurgie Holding AG	1,547	27,626
Sky Deutschland AG (I)	71,430	354,689
SMA Solar Technology AG	721	15,538
SMT Scharf AG	554	15,005
Software AG	8,708	365,807
Solarworld AG (L)	13,581	17,551
Stada Arzneimittel AG	12,565	373,242
STRATEC Biomedical AG	1,298	56,265
Stroer Out-of-Home Media AG (I)	1,485	13,046
Suss Microtec AG (I)	4,892	53,826
Tag Immobilien AG	22,158	268,197
Takkt AG	4,149	56,232
Technotrans AG (I)	258	2,156
Tipp24 SE (I)	845	40,583
Tom Tailor Holding AG	2,650	55,185
Tomorrow Focus AG	802	3,723
TUI AG (I)	26,308	261,582
Verbio AG (I)	860	1,371
Vossloh AG	1,573	151,070
VTG AG	971	14,804
Wacker Neuson SE	3,641	45,409
Washtec AG (I)	1,640	18,984
Wincor Nixdorf AG	4,939	208,093
Wire Card AG	19,162	470,760
Wuerttembergische Lebensversicherung AG	576	12,111
Xing AG	764	43,706

		12,493,828
Gibraltar - 0.1%
888 Holdings PLC	27,230	48,650
Bwin.Party Digital Entertainment PLC (I)	79,498	138,860

		187,510
Greece - 0.7%
Alapis Holding Industrial and Commercial SA
of Pharmaceutical (I)	1,810	97
Anek Lines SA (I)	14,015	2,259
Athens Water Supply and Sewage Company SA	3,582	20,671
Attica Bank (I)	9,882	6,810
Bank of Greece SA	2,764	45,635
Diagnostic & Therapeutic Center of
Athens Hygeia SA (I)	12,760	6,540
EFG Eurobank Ergasias SA (I)	21,114	18,926
Ellaktor SA	24,344	54,738
Euromedica SA (I)	681	433
Folli Follie Group (I)	4,652	61,208
Fourlis Holdings SA (I)	4,529	10,652
Frigoglass SA (I)	4,334	25,752
GEK Terna Holding Real
Estate Construction SA (I)	7,981	18,459
Halcor SA (I)	11,405	7,542

85

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
Hellenic Exchanges SA Holding Clearing
Settlement and Registry	12,107	$59,811
Hellenic Petroleum SA	13,225	110,040
Hellenic
Telecommunications Organization SA (I)	30,102	146,630
Heracles General Cement SA (I)	3,195	4,235
Iaso SA (I)	5,049	6,872
Intracom Holdings SA (I)	28,550	16,643
Intralot SA-Integrated Lottery Systems
& Services	15,750	31,525
J&P-Avax SA (I)	7,584	11,237
JUMBO SA (I)	12,865	85,153
Marfin Investment Group SA (I)	74,177	30,443
Metka SA	3,626	37,248
Motor Oil Hellas Corinth Refineries SA	10,921	107,986
Mytilineos Holdings SA (I)	15,661	70,826
National Bank of Greece SA (I)	78,141	135,013
OPAP SA	25,523	165,838
Piraeus Bank SA (I)	166,005	75,200
Piraeus Port Authority SA	881	16,851
Public Power Corp. SA	13,908	80,597
Sidenor Steel Products
Manufacturing Company SA (I)	4,142	6,029
Teletypos SA Mega Channel (I)	4,590	1,851
Terna Energy SA	4,035	14,367
Thessaloniki Port Authority SA	488	10,879
Titan Cement Company SA (I)	10,568	164,726
TT Hellenic Postbank SA (I)	20,725	4,528
Viohalco Hellenic Copper and
Aluminum Industry SA (I)	18,237	70,900

		1,745,150
Hong Kong - 2.7%
Alco Holdings, Ltd.	54,000	10,312
Allied Group, Ltd.	18,000	54,579
Allied Properties HK, Ltd.	726,000	111,389
Apac Resources, Ltd. (I)	720,000	19,055
Asia Financial Holdings, Ltd.	66,000	28,006
Asia Satellite Telecom Holdings Company, Ltd.	26,220	82,900
Asia Standard International Group	162,000	28,832
Associated International Hotels, Ltd.	26,000	70,450
Bonjour Holdings, Ltd.	272,000	34,732
Brightoil Petroleum Holdings Ltd (I)	110,000	21,004
Brockman Mining, Ltd. (I)	855,430	46,343
Burwill Holdings Ltd. (I)	464,000	6,046
Cafe de Coral Holdings, Ltd.	34,000	100,454
Century City International Holdings, Ltd.	164,000	11,416
Champion Technology Holdings, Ltd.	489,743	6,941
Chen Hsong Holdings, Ltd.	40,000	10,889
Chevalier International Holdings, Ltd.	24,000	32,255
China Daye Non-
Ferrous Metals Mining, Ltd. (I)	104,000	4,091
China Energy Development Holdings, Ltd. (I)	658,000	12,203
China Metal International Holdings, Inc.	58,000	9,864
China Nuclear Industry
23 International Corp., Ltd. (I)	6,000	1,292
China Public Procurement, Ltd. (I)	312,000	0
China Resources and
Transportation Group, Ltd. (I)	1,100,000	41,884
China Solar Energy Holdings, Ltd. (I)	1,270,000	4,425
China Strategic Holdings, Ltd. (I)	610,000	12,274
China Ting Group Holdings, Ltd.	124,000	6,398
China Tycoon Beverage Holdings, Ltd. (I)	104,000	1,141
China WindPower Group, Ltd.	560,000	17,194
Chong Hing Bank, Ltd.	29,000	63,601

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Chow Sang Sang Holdings International, Ltd.	41,000	$99,822
Chu Kong Shipping Enterprise
Group Company, Ltd.	22,000	3,406
Chuang’s Consortium International, Ltd.	164,021	20,111
Citic Telecom International Holdings, Ltd.	219,000	48,871
City Telecom HK, Ltd.	31,000	7,757
City Telecom HK, Ltd., ADR	1,717	8,568
CK Life Sciences International Holdings, Inc.	532,000	46,717
Convenience Retail Asia, Ltd.	4,000	2,932
CP Lotus Corp. (I)	280,000	5,850
Cross-Harbour Holdings, Ltd.	22,000	17,996
CSI Properties, Ltd	306,333	12,451
CST Mining Group, Ltd. (I)	2,383,040	33,841
Culture Landmark Investment, Ltd. (I)	41,400	4,758
Culturecom Holdings, Ltd. (I)	140,000	25,654
Dah Sing Banking Group, Ltd.	76,800	83,261
Dah Sing Financial Holdings, Ltd.	18,000	76,935
Dan Form Holdings Company, Ltd.	66,000	8,681
Dickson Concepts International, Ltd.	48,000	25,141
Dingyi Group Investment, Ltd. (I)	125,000	4,355
DMX Technologies Group, Ltd.	34,000	5,844
Dorsett Hospitality International, Ltd.	98,000	23,635
EganaGoldpfeil Holdings, Ltd. (I)	131,750	0
Emperor Entertainment Hotel, Ltd.	115,000	25,806
Emperor International Holdings, Ltd.	320,250	90,495
Emperor Watch & Jewellery, Ltd.	540,000	64,730
ENM Holdings, Ltd. (I)	60,000	4,874
Esprit Holdings, Ltd.	253,650	393,074
eSun Holdings, Ltd. (I)	113,000	16,919
EVA Precision Industrial Holdings, Ltd.	394,000	47,746
Fairwood, Ltd.	19,500	43,074
Far East Consortium International, Ltd.	220,439	55,957
Fortune Oil PLC	245,548	35,008
Fountain SET Holdings, Ltd.	70,000	5,959
G-Resources Group, Ltd. (I)	2,643,000	124,379
Get Nice Holdings, Ltd.	246,000	10,472
Giordano International, Ltd.	249,708	228,778
Glorious Sun Enterprises, Ltd.	88,000	24,402
Goldin Properties Holdings, Ltd. (I)	89,000	51,663
Guangnan Holdings, Ltd.	108,000	13,229
Guotai Junan International Holdings, Ltd.	68,000	18,590
Haitong International Securities Group, Ltd.	36,347	13,453
Hang Fung Gold Technology, Ltd. (I)	310,000	0
Harbour Centre Development, Ltd.	37,500	60,481
HKR International, Ltd.	116,000	59,078
Hongkong Chinese, Ltd.	126,000	19,503
Hung Hing Printing Group, Ltd.	76,216	10,811
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	110,000	49,094
Hybrid Kinetic Group, Ltd. (I)	650,000	9,887
HyComm Wireless, Ltd. (I)	26,000	4,361
I.T, Ltd.	126,808	52,707
Imagi International Holdings, Ltd. (I)	591,500	8,009
IRC, Ltd. (I)	56,000	6,347
Jinhui Holdings, Ltd. (I)	42,000	7,217
Johnson Electric Holdings, Ltd.	22,500	15,120
K Wah International Holdings, Ltd.	296,674	146,166
Keck Seng Investments, Ltd.	1,000	470
King Stone Energy Group, Ltd. (I)	120,000	8,820
Kingston Financial Group, Ltd.	754,000	63,215
Kowloon Development Company, Ltd.	77,000	90,529
Lai Sun Development (I)	1,915,333	61,549
Lee & Man Chemical Company, Ltd.	74,000	41,422
Lee’s Pharmaceutical Holdings, Ltd.	5,000	3,227
Lippo China Resources, Ltd.	666,000	17,005

86

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Lippo, Ltd.	31,250	$13,498
Liu Chong Hing Investment	30,000	35,006
Luk Fook Holdings International, Ltd.	55,000	164,531
Lung Kee Holdings, Ltd.	48,000	15,606
Man Wah Holdings, Ltd.	29,200	22,950
Media Chinese International, Ltd.	30,000	10,335
Melco International Development, Ltd.	186,000	198,939
Midland Holdings, Ltd.	140,000	64,775
Ming Fai International Holdings, Ltd.	41,000	4,123
Ming Fung Jewellery Group, Ltd. (I)	260,000	11,228
Miramar Hotel & Investment Company, Ltd.	8,000	10,464
Mongolia Energy Company, Ltd. (I)	130,000	5,362
Nan Nan Resources Enterprise, Ltd. (I)	94,000	9,218
National Electronic Holdings, Ltd.	40,000	5,268
Natural Beauty Bio-Technology, Ltd.	230,000	23,732
Neo-Neon Holdings, Ltd. (I)	76,500	19,820
New Times Energy Corp., Ltd. (I)	24,400	2,862
NewOcean Energy Holdings, Ltd.	196,000	91,278
Norstar Founders Group, Ltd. (I)	168,000	0
Orange Sky Golden Harvest
Entertainment Holdings, Ltd. (I)	295,000	17,120
Oriental Watch Holdings, Ltd.	74,000	27,680
Pacific Andes International Holdings, Ltd.	342,870	17,942
Pacific Basin Shipping, Ltd.	319,000	168,677
Pacific Textile Holdings, Ltd.	116,000	99,347
Paliburg Holdings, Ltd.	71,380	23,754
Peace Mark Holdings, Ltd. (I)	180,000	0
Pearl Oriental Oil, Ltd. (I)	322,000	27,413
Pico Far East Holdings, Ltd.	204,000	51,072
PNG Resources Holdings, Ltd. (I)	88,000	1,248
Polytec Asset Holdings, Ltd.	235,000	29,402
Public Financial Holdings, Ltd.	48,000	22,365
PYI Corp., Ltd.	306,801	6,887
Regal Hotels International Holdings, Ltd.	99,200	44,529
Richfield Group Holdings, Ltd.	176,000	8,394
Rising Development Holdings (I)	104,000	3,422
SA SA International Holdings, Ltd.	180,000	147,206
SEA Holdings, Ltd.	52,000	37,568
Shenyin Wanguo HK, Ltd.	75,000	18,654
Shun Tak Holdings, Ltd.	349,250	163,435
Sing Tao News Corp., Ltd.	58,000	8,079
Singamas Container Holdings, Ltd.	300,000	72,723
Sino-Tech International Holdings, Ltd. (I)	420,000	3,848
Sinocop Resources Holdings, Ltd. (I)	250,000	23,248
Sinopoly Battery, Ltd. (I)	860,000	33,264
SmarTone Telecommunications Holdings, Ltd.	76,500	142,490
SOCAM Development, Ltd.	74,927	79,834
Soundwill Holdings, Ltd.	2,000	4,013
Stella International Holdings, Ltd.	35,000	90,542
Stelux Holdings International, Ltd.	77,000	22,773
Sun Hung Kai & Company, Ltd.	125,318	80,809
Sun Innovation Holdings, Ltd. (I)	400,000	4,846
Superb Summit International Group, Ltd. (I)	378,000	10,639
Sustainable Forest Holdings, Ltd. (I)	30,000	615
TAI Cheung Holdings, Ltd.	82,000	67,611
Tan Chong International, Ltd.	63,000	16,258
Tao Heung Holdings, Ltd.	18,000	10,477
Techtronic Industries Company	192,500	377,260
Texwinca Holdings, Ltd.	88,000	74,679
Titan Petrochemicals Group, Ltd. (I)	600,000	19,045
Tom Group, Ltd. (I)	154,000	16,882
Tongda Group Holdings, Ltd.	660,000	28,951
Tradelink Electronic Commerce, Ltd.	138,000	23,502
Transport International Holdings, Ltd.	43,200	89,051
Trinity, Ltd.	150,000	103,512

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
TSC Offshore Group, Ltd. (I)	26,000	$4,560
Tse Sui Luen Jewellery International, Ltd.	34,000	18,103
United Laboratories
International Holdings, Ltd. (I)	114,500	56,706
Value Partners Group, Ltd.	115,000	63,321
Varitronix International, Ltd.	54,000	19,778
Victory City International Holdings, Ltd.	159,265	14,585
Vitasoy International Holdings, Ltd.	162,000	162,464
VST Holdings Company, Ltd.	102,000	21,308
Wai Kee Holdings, Ltd.	72,000	13,471
Wing On Company International, Ltd.	17,000	47,050
Wing Tai Properties, Ltd.	40,000	24,768
Winteam Pharmaceutical Group, Ltd.	92,000	18,516
Xinyi Glass Holdings Company, Ltd.	278,000	156,191
YGM Trading, Ltd.	19,000	45,341

		7,116,405
Ireland - 1.5%
Aer Lingus Group PLC	25,626	36,331
Beazley PLC	105,684	298,652
C&C Group PLC	62,603	333,441
DCC PLC	13,119	395,312
FBD Holdings PLC (I)	4,678	64,509
Glanbia PLC	15,698	161,292
Grafton Group PLC	22,961	111,192
Greencore Group PLC	77,481	112,961
Henderson Group PLC	195,003	374,366
IFG Group PLC (I)	19,878	36,193
Independent News & Media PLC (I)	30,840	1,805
Irish Continental Group PLC	659	15,839
Kenmare Resources PLC (I)	214,459	110,988
Kingspan Group PLC (I)	26,276	278,215
McInerney Holdings PLC (I)	20,779	1,070
Paddy Power PLC	6,497	490,208
Smurfit Kappa Group PLC	28,993	340,053
UBM PLC	42,824	504,925
United Drug PLC	31,576	131,039

		3,798,391
Isle of Man - 0.0%
Exillon Energy PLC (I)	781	1,921
Hansard Global PLC	11,952	18,049

		19,970
Israel - 1.0%
Africa Israel Investments, Ltd. (I)	16,195	39,047
Africa Israel Properties, Ltd. (I)	1,541	15,611
Airport City, Ltd. (I)	3,443	15,902
AL-ROV Israel, Ltd. (I)	722	18,159
Alrov Properties And Lodgings, Ltd. (I)	380	7,270
Amot Investments, Ltd.	5,873	13,930
Avgol Industries 1953, Ltd.	11,336	8,750
Babylon, Ltd.	5,123	40,397
Bayside Land Corp.	86	16,451
Ceragon Networks, Ltd. (I)	4,174	22,126
Clal Biotechnology Industries, Ltd. (I)	5,223	17,592
Clal Industries & Investments, Ltd.	14,002	49,835
Clal Insurance Enterprise Holdings, Ltd.	3,648	49,495
Compugen, Ltd. (I)	744	3,436
Delek Automotive Systems, Ltd.	4,929	31,319
Delta Galil Industries, Ltd.	1,097	13,036
Elbit Systems, Ltd.	757	28,323
Electra Israel, Ltd.	270	22,448
Evogene, Ltd. (I)	3,550	17,074
EZchip Semiconductor, Ltd. (I)	2,348	91,685

87

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
EZchip
Semiconductor, Ltd. (U.S. Exchange) (I)	2,588	$98,111
First International Bank of Israel, Ltd. (I)	5,079	65,926
Formula Systems, Ltd. (I)	1,062	17,439
Frutarom Industries, Ltd.	7,174	85,367
Gilat Satellite Networks, Ltd. (I)	2,000	10,541
Gilat Satellite Networks, Ltd.
(Frankfurt Exchange) (I)	621	3,266
Given Imaging, Ltd. (I)	1,817	33,834
Hadera Paper, Ltd. (I)	503	20,952
Harel Insurance Investments &
Financial Services, Ltd.	1,198	49,914
Hot Telecommunication System, Ltd.	2,631	28,513
Industrial Buildings Corp.	11,196	15,053
Israel Discount Bank, Ltd. (I)	49,831	74,439
Ituran Location & Control, Ltd.	2,178	28,418
Jerusalem Oil Exploration (I)	1,596	28,813
Kamada, Ltd. (I)	3,846	32,566
Kardan Yazamut, Ltd. (I)	1,745	166
Matrix IT, Ltd.	5,486	24,577
Melisron, Ltd.	2,051	36,728
Mellanox Technologies, Ltd. (I)	4,348	328,294
Menorah Mivtachim Holdings, Ltd. (I)	4,526	38,901
Migdal Insurance Holdings, Ltd.	29,249	43,817
Mizrahi Tefahot Bank, Ltd. (I)	7,295	71,156
Naphtha Israel Petroleum Corp., Ltd. (I)	3,983	16,263
Nitsba Holdings 1995, Ltd. (I)	5,288	44,903
Nova Measuring Instruments, Ltd. (I)	2,527	20,049
Oil Refineries, Ltd. (I)	204,443	104,555
Ormat Industries, Ltd.	10,674	59,310
Osem Investments, Ltd.	5,160	80,978
Partner Communications Company, Ltd.	8,996	58,119
Paz Oil Company, Ltd.	790	110,110
Phoenix Group Holdings	1,330	10,764
Plasson Industries, Ltd.	449	12,781
Rami Levi Chain Stores Hashikma
Marketing 2006, Ltd.	845	28,579
Retalix, Ltd. (I)	3,157	92,892
Shikun & Binui, Ltd.	35,668	68,990
Shufersal, Ltd.	16,165	46,535
Strauss Group, Ltd.	5,549	66,279
The Phoenix Holdings, Ltd. (I)	5,158	13,436
Tower Semiconductor, Ltd. (I)	3,537	30,357
Union Bank of Israel, Ltd. (I)	2,889	9,919

		2,533,496
Italy - 3.0%
A2A SpA	76,740	41,841
ACEA SpA	13,756	72,241
Acegas-APS SpA	2,167	14,134
Aedes SpA (I)	29,353	2,274
Aeroporto di Venezia Marco Polo SpA	3,465	33,128
Alerion Cleanpower SpA	3,853	18,290
Amplifon SpA	16,861	76,559
Ansaldo STS SpA	22,065	195,701
Astaldi SpA	12,896	76,138
Autogrill SpA	19,955	197,843
Azimut Holding SpA	23,694	309,037
Banca Finnat Euramerica SpA	10,675	3,721
Banca Generali SpA	10,115	163,863
Banca IFIS SpA	5,519	39,525
Banca Monte dei Paschi di Siena SpA (I)(L)	643,346	170,561
Banca Popolare dell’Emilia Romagna SCRL	34,747	215,278
Banca Popolare dell’Etruria e del Lazio SpA	9,359	7,778
Banca Popolare di Milano SpA (I)	711,650	376,329

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Banca Popolare di Sondrio SCRL	48,721	$276,500
Banca Profilo SpA	23,984	7,237
Banco di Desio e della Brianza SpA	4,149	10,481
Banco Popolare SC (I)	191,172	282,042
BasicNet SpA	1,902	3,663
Brembo SpA	7,473	88,080
Buzzi Unicem SpA	14,571	177,543
Cairo Communication SpA	1,826	6,174
Caltagirone Editore SpA	5,211	5,926
Caltagirone SpA	3,553	4,873
Cementir SpA	6,234	12,568
CIR-Compagnie Industriali Riunite SpA	65,391	71,301
Credito Bergamasco SpA	711	13,220
Credito Emiliano SpA	18,858	91,565
Danieli & C Officine Meccaniche SpA	3,157	93,451
Datalogic SpA	2,667	20,359
De Longhi SpA	18,320	242,223
De’ Longhi Clima SpA (I)	18,320	15,450
DeA Capital SpA (I)	4,303	7,081
DiaSorin SpA (L)	5,037	186,153
Ei Towers SpA (I)	1,134	29,580
Engineering Ingegneria Informatica SpA	1,211	40,676
ERG SpA	10,331	72,278
Esprinet SpA	5,551	21,141
Eurotech SpA (I)	3,019	4,278
Falck Renewables SpA	12,963	16,168
Fiera Milano SpA	2,228	11,051
Finmeccanica SpA (I)(L)	86,467	455,131
Gas Plus (I)	265	1,671
Gemina SpA (I)	93,528	101,073
Geox SpA (L)	15,381	41,712
Gruppo Beghelli SpA	11,564	5,130
Gruppo Editoriale L’Espresso SpA	19,434	20,315
Gruppo Mutuionline SpA	889	3,632
Hera SpA	90,454	142,162
IMMSI SpA	28,561	15,181
Impregilo SpA	59,370	244,995
Indesit Company SpA	7,870	57,383
Industria Macchine Automatiche SpA	1,088	20,099
Interpump SpA	15,324	108,745
Iren SpA	58,545	33,095
Italcementi SpA	14,069	64,794
Italmobiliare SpA (I)	1,000	15,185
Juventus Football Club SpA (I)	44,555	12,415
KME Group SpA (I)	26,355	11,156
Landi Renzo SpA (I)	9,280	17,457
Lottomatica SpA	7,609	167,617
Maire Tecnimont SpA (I)	17,000	7,968
Marcolin SpA	2,926	16,026
MARR SpA	6,102	58,247
Mediaset SpA (I)	92,381	152,750
Mediolanum SpA (L)	34,404	167,950
Milano Assicurazioni SpA (I)	25,516	10,286
Mondadori (Arnoldo) Editore SpA (I)	17,499	25,624
Nice SpA	3,458	12,147
Piaggio & C SpA	32,371	80,150
Piccolo Credito Valtellinese Scarl	57,910	84,150
Poltrona Frau SpA (I)	5,100	6,369
Prelios SpA (I)	115,328	9,917
Premafin Finanziaria SpA (I)	26,879	4,737
Prysmian SpA	8,998	170,590
RCS Mediagroup SpA (I)(L)	25,395	42,058
Recordati SpA	16,667	139,543
Reply SpA	281	7,621
Sabaf SpA	962	11,224

88

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Safilo Group SpA (I)	7,782	$64,666
Saras SpA (I)	78,370	95,444
Snai SpA (I)	2,766	1,802
Societa Iniziative Autostradali e Servizi SpA	11,983	103,161
Societa per la Bonifica dei Terreni Ferraresi e
Imprese Agricole SpA	437	22,218
Societa’ Cattolica di Assicurazioni SCRL (I)	8,194	124,351
Socotherm SpA (I)	2,703	240
Sogefi SpA	7,700	18,624
SOL SpA	6,441	36,857
Sorin SpA (I)	62,390	133,781
Telecom Italia Media SpA (I)	59,447	12,609
Tod’s SpA (L)	2,196	268,172
Trevi Finanziaria SpA	9,934	49,780
Unione di Banche Italiane SCPA	61,989	242,453
Unipol Gruppo Finanziario SpA (I)	38,157	79,236
Vianini Lavori SpA	4,074	15,472
Vittoria Assicurazioni SpA	4,482	28,328
Yoox SpA (I)	9,699	150,064
Zignago Vetro SpA	5,387	31,447

		7,850,313
Japan - 22.3%
A&D Company, Ltd.	900	2,966
Accordia Golf Company, Ltd. (L)	195	182,246
Achilles Corp.	22,000	29,443
ADEKA Corp.	15,991	128,214
Aderans Company, Ltd. (I)	4,600	64,399
Advan Company, Ltd.	1,000	10,165
Advanex, Inc. (I)	2,000	1,747
Aeon Delight Company, Ltd.	3,100	63,895
Aeon Fantasy Company, Ltd.	1,600	21,952
Ahresty Corp.	3,500	16,697
AI Holdings Corp.	7,800	51,101
Aica Kogyo Company, Ltd.	9,000	155,124
Aichi Bank, Ltd.	1,800	95,282
Aichi Corp.	7,400	29,669
Aichi Steel Corp.	19,000	76,017
Aichi Tokei Denki Company, Ltd.	6,000	21,233
Aida Engineering, Ltd.	12,700	91,137
Ain Pharmaciez, Inc.	1,500	85,443
Aiphone Company, Ltd.	2,600	39,703
Airport Facilities Company, Ltd.	3,300	15,194
Aisan Industry Company, Ltd.	6,700	52,333
Akebono Brake Industry Company, Ltd.	2,000	8,869
Akita Bank, Ltd.	39,000	105,906
Alconix Corp.	500	7,572
Alinco, Inc.	200	1,586
Allied Telesis Holdings KK	6,100	5,482
Alpen Company, Ltd.	3,400	60,572
Alpha Corp.	1,000	10,710
Alpha Systems, Inc.	1,120	13,332
Alpine Electronics, Inc.	9,515	81,111
Alps Electric Company, Ltd.	34,000	215,200
Alps Logistics Company, Ltd.	2,000	18,948
Altech Corp.	500	4,082
Amano Corp.	11,800	105,443
Amiyaki Tei Company., Ltd.	3	7,430
Amuse, Inc.	300	5,735
Ando Corp.	10,000	12,284
Anest Iwata Corp.	6,000	23,717
Anritsu Corp.	10,297	132,791
AOC Holdings, Inc.	6,900	25,831
AOKI Holdings, Inc.	3,200	73,907
Aomori Bank, Ltd.	40,000	113,049

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Aoyama Trading Company, Ltd.	11,200	$204,370
Arakawa Chemical Industries, Ltd.	2,500	19,992
Arata Corp.	5,000	20,057
Arc Land Sakamoto Company, Ltd. (I)	2,700	40,341
Arcs Company, Ltd.	5,884	121,777
Argo Graphics, Inc.	800	10,260
Ariake Japan Company, Ltd.	3,200	63,573
Arisawa Manufacturing Company, Ltd.	4,800	16,384
Arnest One Corp.	7,500	102,693
Arrk Corp. (I)	11,900	25,162
Artnature, Inc.	400	6,502
As One Corp.	2,300	48,060
Asahi Company, Ltd. (I)(L)	2,600	35,703
Asahi Diamond Industrial Company, Ltd.	9,400	87,186
Asahi Holdings, Inc.	3,700	62,885
Asahi Kogyosha Company, Ltd.	2,000	6,429
Asahi Net, Inc.	3,000	14,120
Asahi Organic Chemicals
Industry Company, Ltd.	13,000	30,464
ASATSU-DK, Inc.	5,200	121,690
Ashimori Industry Company, Ltd. (I)	14,000	17,709
ASKA Pharmaceutical Company, Ltd.	4,000	21,014
ASKUL Corp.	3,000	44,986
Asunaro Aoki Construction Company, Ltd.	4,000	23,582
Atom Corp.	16,700	83,177
Atsugi Company, Ltd.	40,000	47,680
Autobacs Seven Company, Ltd.	2,800	109,427
Avex Group Holdings, Inc.	6,000	129,464
Awa Bank, Ltd.	1,000	6,019
Axell Corp.	1,000	23,411
Bando Chemical Industries, Ltd.	18,000	56,989
Bank of Iwate, Ltd.	2,800	109,190
Bank of Kochi, Ltd.	3,000	2,990
Bank of Nagoya, Ltd.	27,000	94,698
Bank of Okinawa, Ltd.	3,788	143,891
Bank of Saga, Ltd.	24,000	52,830
Bank of the Ryukyus, Ltd.	6,300	77,332
Belc Company, Ltd.	1,500	21,036
Belluna Company, Ltd.	4,950	36,894
Benefit One, Inc.	15	16,056
Best Denki Company, Ltd. (I)	6,500	9,595
BIC Camera, Inc. (L)	122	60,085
Bit-isle, Inc.	1,000	9,376
BML, Inc.	1,500	38,283
Bookoff Corp.	2,100	16,739
Bunka Shutter Company, Ltd.	10,000	45,083
C Uyemura & Company, Ltd.	100	3,073
CAC Corp.	2,100	17,187
Calsonic Kansei Corp.	29,000	134,553
Can Do Company, Ltd. (L)	33	41,232
Canon Electronics, Inc.	3,600	77,822
CAPCOM Company, Ltd.	1,000	18,864
Carchs Holdings Company, Ltd. (I)	29,500	13,661
Cawachi, Ltd.	2,800	54,496
Central Glass Company, Ltd.	39,432	116,222
Central Sports Company, Ltd.	700	10,189
Chino Corp.	6,000	14,436
Chiyoda Company, Ltd.	4,200	112,178
Chiyoda Integre Company, Ltd. (I)	2,200	22,315
Chofu Seisakusho Company, Ltd.	2,800	63,848
Chori Company, Ltd.	2,300	24,665
Chubu Shiryo Company, Ltd.	3,000	18,307
Chudenko Corp.	6,700	61,347
Chuetsu Pulp & Paper Company, Ltd.	20,000	34,036
Chugai Mining Company, Ltd. (I)	34,900	7,622

89

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Chugai Ro Company, Ltd.	11,000	$28,634
Chugoku Marine Paints, Ltd.	14,000	76,153
Chukyo Bank, Ltd.	21,000	48,169
Chuo Denki Kogyo Company, Ltd.	2,000	6,575
Chuo Gyorui Company, Ltd.	3,000	6,845
Chuo Spring Company, Ltd.	1,000	3,673
CKD Corp.	13,300	79,155
Clarion Company, Ltd. (I)	20,000	34,146
Cleanup Corp.	3,300	22,450
CMIC Company, Ltd.	1,400	20,010
CMK Corp.	8,000	26,962
Coca-Cola Central Japan Company, Ltd.	6,000	74,899
Cocokara Fine Holdings, Inc.	2,630	82,353
Colowide Company, Ltd.	9,500	81,778
Computer Engineering & Consulting, Ltd.	1,500	8,388
COMSYS Holdings Corp.	15,100	178,086
Corona Corp.	3,100	39,338
Cosel Company, Ltd.	4,100	51,576
Cosmos Initia Company, Ltd. (I)	1,600	7,840
Cosmos Pharmaceutical Corp. (I)	800	82,611
CREATE SD HOLDINGS Company, Ltd.	1,200	31,795
CTI Engineering Company, Ltd.	800	4,881
Cybozu, Inc.	45	13,703
Dai Nippon Toryo Company, Ltd.	20,000	21,886
Dai-Dan Company, Ltd.	5,000	30,514
Dai-Ichi Kogyo Seiyaku Company, Ltd.	6,000	15,113
Dai-ichi Seiko Company, Ltd.	1,800	26,809
Daibiru Corp.	10,100	82,291
Daido Kogyo Company, Ltd.	3,000	4,809
Daido Metal Company, Ltd.	5,000	38,268
Daidoh, Ltd.	3,900	22,780
Daifuku Company, Ltd.	18,500	115,628
Daihen Corp.	20,000	57,682
Daiho Corp.	10,000	12,709
Daiichi Chuo Kisen Kaisha, Ltd. (I)(L)	20,000	16,111
Daiichi Jitsugyo Company, Ltd.	10,000	44,798
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	900	11,462
Daiichikosho Company, Ltd.	5,200	121,033
Daiken Corp.	15,000	38,745
Daiki Aluminium Industry Company, Ltd.	5,000	12,419
Daiki Ataka Engineering Company, Ltd.	3,000	11,710
Daikoku Denki Company, Ltd.	1,600	35,791
Daikokutenbussan Company, Ltd.	1,100	33,308
Daikyo, Inc.	51,144	123,348
Dainichi Company, Ltd.	2,100	21,144
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	15,000	60,305
Daio Paper Corp.	16,000	101,112
Daisan Bank, Ltd.	29,000	51,535
Daiseki Company, Ltd.	6,200	82,894
Daishi Bank, Ltd.	16,000	55,699
Daishinku Corp.	4,000	11,099
Daiso Company, Ltd.	13,000	34,472
Daisyo Corp.	1,300	16,388
Daito Bank, Ltd.	35,000	31,031
Daito Pharmaceutical Company, Ltd.	700	11,604
Daiwa Industries, Ltd.	5,000	21,614
Daiwabo Holdings Company, Ltd.	43,000	88,468
DC Company, Ltd.	3,500	11,324
DCM Japan Holdings Company, Ltd.	17,620	113,933
Denki Kogyo Company, Ltd.	12,000	53,892
Denyo Company, Ltd.	3,100	34,349
Descente, Ltd.	9,000	54,696
Digital Garage, Inc.	27	52,073
Doshisha Company, Ltd.	2,300	62,036

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Doutor Nichires Holdings Company, Ltd.	5,193	$65,844
Dr. Ci:Labo Company, Ltd. (I)	26	88,572
DTS Corp.	3,900	50,840
Dunlop Sports Company, Ltd.	2,100	26,745
Duskin Company, Ltd.	10,000	188,893
Dwango Company, Ltd.	14	32,107
Dydo Drinco, Inc.	1,500	62,578
Dynic Corp.	1,000	1,929
eAccess, Ltd.	467	346,067
Eagle Industry Company, Ltd.	6,000	43,405
Earth Chemical Company, Ltd.	2,200	79,811
Ebara Corp.	29,000	112,120
Ebara Jitsugyo Company, Ltd.	600	8,928
EDION Corp.	17,600	69,055
Ehime Bank, Ltd.	25,253	67,812
Eidai Company, Ltd.	1,000	4,254
Eighteenth Bank, Ltd.	34,000	86,931
Eiken Chemical Company, Ltd.	2,100	27,360
Eizo Nanao Corp.	3,600	56,120
Elecom Company, Ltd.	500	8,696
Elematec Corp.	1,500	18,850
Em Systems Company, Ltd.	600	13,763
En-Japan, Inc. (I)	1	914
Enplas Corp.	300	13,183
EPS Company, Ltd.	24	65,859
Espec Corp.	4,600	34,587
Excel Company, Ltd.	300	2,404
Exedy Corp.	6,400	140,879
F&A Aqua Holdings, Inc.	3,500	38,353
F-Tech, Inc.	700	9,466
Faith, Inc.	10	1,048
Falco Biosystems, Ltd.	1,500	18,045
Fancl Corp.	7,300	76,547
FCC Company, Ltd.	5,700	108,434
FDK Corp. (I)	21,000	17,587
Ferrotec Corp.	5,700	20,060
Fidea Holdings Company, Ltd.	27,406	56,510
Fields Corp.	2,300	29,699
First Juken Company, Ltd.	200	1,982
Foster Electric Company, Ltd.	5,000	90,642
FP Corp.	1,100	76,513
France Bed Holdings Company, Ltd.	23,000	48,130
Fuji Company, Ltd.	3,000	63,966
Fuji Corp., Ltd.	3,800	19,498
Fuji Electronics Company, Ltd.	2,300	30,690
Fuji Kiko Company, Ltd. (I)	4,000	12,227
Fuji Kosan Company, Ltd. (I)	1,100	6,153
Fuji Kyuko Company, Ltd.	10,000	56,037
Fuji Oil Company, Ltd.	9,900	142,155
Fuji Seal International, Inc.	3,500	74,204
Fuji Soft, Inc.	4,300	87,003
Fujibo Holdings, Inc.	18,000	69,083
Fujicco Company, Ltd.	5,000	61,198
Fujikura Kasei Company, Ltd.	3,400	13,587
Fujikura, Ltd.	75,000	212,152
Fujimi, Inc. (I)	1,200	25,934
Fujimori Kogyo Company, Ltd.	1,700	46,157
Fujita Kanko, Inc.	8,000	28,747
Fujitec Company, Ltd.	13,000	92,246
Fujitsu Frontech, Ltd.	2,000	10,529
Fujitsu General, Ltd.	10,000	92,011
Fujiya Company, Ltd. (I)	16,000	38,150
Fukoku Company, Ltd.	800	6,820
Fukuda Corp.	4,000	16,768
Fukui Bank, Ltd.	40,188	78,258

90

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Fukushima Bank, Ltd.	37,000	$24,354
Fukushima Industries Corp.	500	10,476
Fukuyama Transporting Company, Ltd.	20,000	100,921
Fumakilla, Ltd.	3,000	9,975
Funai Consulting Company, Ltd.	3,100	20,262
Funai Electric Company, Ltd.	3,500	39,709
Furukawa Battery Company, Ltd.	1,231	7,919
Furukawa Company, Ltd. (I)	77,000	66,572
Furukawa-Sky Aluminum Corp. (I)	16,000	39,665
Furuno Electric Company, Ltd.	500	1,923
Furusato Industries, Ltd.	400	3,523
Fuso Pharmaceutical Industries, Ltd.	11,000	39,376
Futaba Corp.	5,657	60,931
Futaba Industrial Company, Ltd. (I)	11,100	43,619
Future System Consulting Corp.	19	7,568
Fuyo General Lease Company, Ltd.	3,700	104,235
G-Tekt Corp.	700	15,922
Gakken Company, Ltd.	6,000	15,704
Gecoss Corp.	4,000	26,418
Geo Corp.	60	64,112
GLOBERIDE, Inc.	10,000	11,942
Glory, Ltd.	7,200	159,781
GMO Internet, Inc.	10,000	60,889
GMO Payment Gateway, Inc.	1,300	22,045
Godo Steel, Ltd.	36,000	63,353
Goldcrest Company, Ltd.	3,070	43,851
Goldwin, Inc. (L)	6,000	39,374
Gourmet Kineya Company, Ltd. (I)	1,000	6,439
GSI Creos Corp.	11,000	14,305
Gulliver International Company, Ltd.	1,300	49,555
Gun-Ei Chemical Industry Company, Ltd.	9,000	21,221
Gungho Online Entertainment, Inc. (I)	4	29,428
Gunze, Ltd.	35,000	86,610
Gurunavi, Inc.	1,900	20,597
H-One Company, Ltd.	900	8,788
Hajime Construction Company, Ltd.	1,800	56,684
Hakuto Company, Ltd.	3,000	27,261
Hakuyosha Company, Ltd.	5,000	12,810
Hamakyorex Company, Ltd.	1,300	38,966
Hanwa Company, Ltd.	38,000	125,913
Happinet Corp.	2,000	14,362
Harashin Narus Holdings Company, Ltd.	2,000	36,128
Hard Off Corporation Company, Ltd.	1,300	8,468
Harima Chemicals, Inc.	900	3,907
Haruyama Trading Company, Ltd.	2,700	14,784
Haseko Corp. (I)	80,500	53,125
Hayashikane Sangyo Company, Ltd. (I)	4,000	3,518
Hazama Corp.	13,500	32,304
Heiwa Real Estate Company, Ltd.	6,400	75,803
Heiwado Company, Ltd.	5,500	76,388
Hi-lex Corp.	1,000	15,848
Hibiya Engineering, Ltd.	4,100	44,834
Hiday Hidaka Corp.	1,000	16,991
Higashi Nihon House Company Ltd.	8,000	30,609
Higashi-Nippon Bank, Ltd.	25,000	53,578
Higo Bank, Ltd.	29,000	168,261
Himaraya Company, Ltd.	600	4,592
Hioki Ee Corp.	1,100	18,108
Hiramatsu, Inc.	11	12,138
HIS Company, Ltd.	3,300	101,680
Hisaka Works, Ltd. (I)	4,000	36,976
Hitachi Cable, Ltd. (I)(L)	38,000	52,737
Hitachi Koki Company, Ltd.	8,700	62,521
Hitachi Kokusai Electric, Inc.	8,000	56,261
Hitachi Medical Corp.	2,000	24,821

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hitachi Metals, Ltd.	2,500	$18,785
Hitachi Zosen Corp.	132,500	171,353
Hodogaya Chemical Company, Ltd.	10,000	18,761
Hogy Medical Company, Ltd.	2,200	108,267
Hohsui Corp.	8,000	10,154
Hokkaido Gas Company, Ltd.	6,000	16,351
Hokkan Holdings, Ltd.	13,000	37,115
Hokuetsu Bank, Ltd.	24,000	49,620
Hokuetsu Paper Mills, Ltd.	22,500	121,259
Hokuriku Electric Industry Company, Ltd.	7,000	8,257
Hokuto Corp.	4,200	83,908
Honeys Company, Ltd.	2,800	43,500
Hoosiers Corp.	41	28,951
Horiba, Ltd.	4,392	125,857
Hoshizaki Electric Company, Ltd.	1,900	51,852
Hosiden Corp.	13,300	79,038
Hosokawa Micron Corp.	6,000	33,374
Howa Machinery, Ltd.	20,000	19,484
Hyakujushi Bank, Ltd.	41,000	159,694
I Metal Technology Company, Ltd.	4,000	6,501
I-Net Corp.	600	4,221
IBJ Leasing Company, Ltd.	2,900	73,790
Ichibanya Company, Ltd. (L)	1,200	36,813
Ichigo Group Holdings Company, Ltd. (I)	20	3,675
Ichikoh Industries, Ltd. (I)	6,000	8,660
Ichinen Holdings Company, Ltd.	700	4,004
Ichiyoshi Securities Company, Ltd.	7,300	40,972
ICOM, Inc.	1,000	21,096
IDEC Corp.	4,900	42,674
Ihara Chemical Industry Company, Ltd.	7,000	31,783
Iida Home Max (I)	4,700	38,590
Iino Kaiun Kaisha, Ltd.	14,600	45,707
Ikyu Corp.	17	10,016
Imasen Electric Industrial (L)	2,200	25,323
Imperial Hotel, Ltd.	1,550	40,475
Inaba Denki Sangyo Company, Ltd.	3,100	88,387
Inaba Seisakusho Company, Ltd.	1,900	23,555
Inabata & Company, Ltd.	10,000	63,067
Inageya Company, Ltd.	6,000	71,278
Ines Corp.	7,100	43,493
Infocom Corp.	4	5,046
Information Services International-Dentsu, Ltd.	2,800	24,488
Innotech Corp.	800	3,418
Intage, Inc.	900	19,762
Internet Initiative Japan, Inc.	3,400	83,875
Inui Steamship Company, Ltd. (I)	2,300	5,899
Iriso Electronics Company, Ltd.	1,100	16,224
Ise Chemical Corp.	3,000	18,820
Iseki & Company, Ltd.	29,000	72,424
Ishihara Sangyo Kaisha, Ltd. (I)	53,000	37,551
IT Holdings Corp.	16,400	200,608
ITC Networks Corp.	4,500	35,050
Itfor, Inc.	2,000	7,383
Itochu Enex Company, Ltd.	9,000	45,391
Itochu-Shokuhin Company, Ltd.	700	24,478
Itoham Foods, Inc.	30,000	130,693
Itoki Corpitoki Corp.	7,900	41,227
Iwai Securities Company, Ltd.	1,500	6,354
Iwasaki Electric Company, Ltd. (I)	16,000	33,958
Iwatani International Corp.	30,000	112,078
Iwatsu Electric Company, Ltd. (I)	14,000	10,870
Izumiya Company, Ltd.	12,773	63,269
Izutsuya Company, Ltd. (I)	6,000	3,866
J-Oil Mills, Inc.	18,000	47,579
Jalux, Inc.	1,500	15,117

91

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Jamco Corp.	3,000	$14,571
Janome Sewing Machine Company, Ltd. (I)	35,000	24,811
Japan Airport Terminal Company, Ltd.	6,700	75,863
Japan Asia Investment Company, Ltd. (I)	24,000	14,313
Japan Aviation Electronics Industry, Ltd.	11,000	91,377
Japan Cash Machine Company, Ltd.	1,800	16,070
Japan Communications, Inc. (I)	73	4,641
Japan Digital Laboratory Company, Ltd.	4,700	49,445
Japan Drilling Company, Ltd.	700	20,107
Japan Pulp & Paper Company, Ltd.	16,000	51,914
Japan Pure Chemical Company, Ltd.	6	13,396
Japan Radio Company, Ltd. (I)	7,000	17,416
Japan Transcity Corp., Ltd.	8,000	26,321
Japan Vilene Company, Ltd.	5,000	20,418
Japan Wool Textile Company, Ltd.	13,000	87,714
Jastec Company, Ltd.	2,100	12,714
JBCC Holdings, Inc.	1,000	6,920
Jeol, Ltd. (I)	10,000	21,768
JFE Holdings, Inc.	5,896	92,148
Jidosha Buhin Kogyo Company, Ltd.	1,000	3,386
JK Holdings Company, Ltd.	3,600	19,461
Joban Kosan Company, Ltd. (I)	8,000	12,039
Joshin Denki Company, Ltd.	7,000	72,320
JP-holdings, Inc.	1,300	14,792
JSP Corp.	2,800	37,290
Juki Corp.	10,000	11,279
Juroku Bank, Ltd.	53,000	185,033
Justsystems Corp. (I)	2,400	8,882
JVC Kenwood Corp.	30,628	108,221
kabu.com Securities Company, Ltd.	11,400	38,640
Kabuki-Za Company, Ltd.	1,000	57,621
Kadokawa Holdings, Inc. (L)	3,100	92,042
Kaga Electronics Company, Ltd.	3,800	34,836
Kagoshima Bank, Ltd.	24,000	153,404
Kaken Pharmaceutical Company, Ltd.	5,000	78,468
Kameda Seika Company, Ltd.	2,500	58,095
Kamei Corp.	5,000	43,959
Kanaden Corp.	4,000	24,229
Kanagawa Chuo Kotsu Company, Ltd.	6,000	33,045
Kanamoto Company, Ltd.	6,000	76,379
Kandenko Company, Ltd.	19,000	82,917
Kanematsu Corp. (I)	73,000	85,281
Kanematsu Electronics, Ltd.	2,300	25,863
Kansai Urban Banking Corp.	8,000	10,229
Kanto Denka Kogyo Company, Ltd.	8,000	13,750
Kanto Natural Gas Development, Ltd.	6,000	31,864
Kappa Create Company, Ltd.	1,400	29,736
Kasai Kogyo Company, Ltd.	4,000	18,654
Kasumi Company, Ltd.	6,600	41,749
Katakura Industries Company, Ltd.	3,100	25,458
Kato Sangyo Company, Ltd.	3,600	64,159
Kato Works Company, Ltd.	14,000	36,664
Kawai Musical Instruments
Manufacturing Company, Ltd.	11,000	20,152
Kawasaki Kisen Kaisha, Ltd. (I)(L)	155,000	206,070
Kawasumi Laboratories, Inc.	2,000	11,751
Kayaba Industry Company, Ltd.	28,000	101,684
Keihanshin Real Estate Company, Ltd.	2,800	13,149
Keihin Company, Ltd.	10,000	11,529
Keihin Corp.	8,100	109,127
Keiyo Bank, Ltd.	30,000	132,787
Keiyo Company, Ltd. (L)	5,000	27,301
Kenedix, Inc. (I)	468	80,021
Kenko Mayonnaise Company, Ltd.	200	1,882
Kentucky Fried Chicken Japan, Ltd.	1,000	24,856

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
KEY Coffee, Inc.	2,500	$47,094
Kimoto Company, Ltd. (I)	3,400	25,430
Kimura Chemical Plants Company, Ltd.	1,900	6,905
King Jim Company, Ltd.	2,400	18,837
Kinki Nippon Tourist Company, Ltd. (I)	12,000	16,489
Kinki Sharyo Company, Ltd.	12,000	39,838
Kintetsu World Express, Inc.	2,500	75,753
Kinugawa Rubber Industrial Company, Ltd. (L)	9,000	57,703
Kisoji Company, Ltd.	3,600	72,531
Kissei Pharmaceutical Company, Ltd.	5,100	95,849
Kita-Nippon Bank, Ltd.	1,400	37,958
Kitagawa Iron Works Company, Ltd.	18,000	29,582
Kitano Construction Corp.	8,000	19,116
Kito Corp.	13	10,632
Kitz Corp.	19,600	90,977
Kiyo Holdings, Inc.	93,395	129,596
Koa Corp.	8,000	60,448
Koatsu Gas Kogyo Company, Ltd.	5,000	25,017
Kohnan Shoji Company, Ltd. (L)	6,200	72,190
Koike Sanso Kogyo Company, Ltd.	5,000	10,634
Kojima Company, Ltd.	4,900	15,467
Kokusai Company, Ltd.	500	3,603
Kokuyo Company, Ltd.	15,373	120,344
Komaihaltec, Inc.	6,000	16,058
Komatsu Seiren Company, Ltd.	4,000	18,176
Komatsu Wall Industry Company, Ltd.	1,200	15,684
Komeri Company, Ltd.	5,700	138,000
Komori Corp.	9,724	74,972
Konaka Company, Ltd.	4,600	33,644
Kondotec, Inc.	3,200	17,540
Konishi Company, Ltd.	2,600	42,167
Kosaido Company, Ltd. (I)	2,300	8,687
Kose Corp.	4,700	100,132
Kosei Securities Company, Ltd.	10,000	10,485
Koshidaka Holdings Company, Ltd.	200	5,122
Kourakuen Corp.	1,200	17,421
Krosaki Harima Corp.	9,000	20,866
Kumagai Gumi Company, Ltd. (I)	28,000	26,221
Kumiai Chemical Industry Company, Ltd.	10,000	45,304
Kura Corp.	2,000	27,079
Kurabo Industries, Ltd.	44,000	70,112
Kureha Corp.	23,000	79,460
Kurimoto, Ltd.	24,000	80,927
Kuroda Electric Company, Ltd.	6,000	63,776
Kusuri No Aoki Company, Ltd.	500	28,970
Kyoden Company, Ltd.	7,000	10,356
Kyodo Printing Company, Ltd.	16,000	44,058
Kyodo Shiryo Company, Ltd.	18,000	20,592
Kyoei Steel, Ltd.	3,800	62,037
Kyoei Tanker Company, Ltd. (I)	5,000	10,998
Kyokuto Kaihatsu Kogyo Company, Ltd.	7,900	73,753
Kyokuto Securities Company, Ltd. (I)	4,500	40,432
Kyokuyo Company, Ltd.	12,000	26,541
Kyorin Company, Ltd.	7,300	155,331
Kyoritsu Maintenance Company, Ltd.	1,900	40,079
Kyosan Electric Manufacturing Company, Ltd.	12,000	40,863
Kyoto Kimono Yuzen Company, Ltd.	1,700	19,609
Kyowa Exeo Corp.	14,600	147,710
Kyowa Leather Cloth Company, Ltd.	200	625
Kyudenko Corp.	9,000	40,427
Laox Company, Ltd. (I)	24,000	7,580
Lasertec Corp.	1,900	31,591
LEC, Inc.	1,000	11,885
Leopalace21 Corp. (I)	21,800	68,486
Life Corp.	5,400	81,878

92

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Lintec Corp.	6,300	$117,586
Look, Inc. (L)	7,000	35,147
Macnica, Inc.	2,100	40,617
Macromill, Inc.	3,400	40,646
Maeda Corp.	25,000	112,473
Maeda Road Construction Company, Ltd.	13,000	176,920
Maezawa Kasei Industries Company, Ltd.	2,000	20,322
Maezawa Kyuso Industries Company, Ltd.	1,600	20,297
Makino Milling Machine Company, Ltd.	21,575	115,865
Mamiya-Op Company, Ltd.	9,000	16,049
Mandom Corp.	2,970	79,578
Mani, Inc.	400	16,033
Mars Engineering Corp.	1,500	32,442
Marubun Corp.	2,200	9,421
Marudai Food Company, Ltd.	17,000	58,857
Maruei Department Store Company, Ltd. (I)	7,000	7,326
Maruetsu, Inc.	7,000	22,783
Maruha Nichiro Holdings, Inc.	64,815	108,186
Maruka Machinery Company, Ltd.	1,000	11,545
Marusan Securities Company, Ltd.	12,061	48,265
Maruwa Company, Ltd.	1,600	48,070
Maruyama Manufacturing Company, Inc.	7,000	13,278
Maruzen Showa Unyu Company, Ltd.	11,000	31,276
Matsuda Sangyo Company, Ltd.	2,220	27,543
Matsui Securities Company, Ltd.	5,400	42,953
Matsumotokiyoshi Holdings Company, Ltd.	5,500	131,715
Matsuya Company, Ltd. (I)	5,100	46,233
Matsuya Foods Company, Ltd.	1,400	25,011
Max Company, Ltd.	8,000	96,883
Maxvalu Tokai Company, Ltd.	2,000	28,587
MEC Company, Ltd.	2,400	7,024
Medical System Network Company, Ltd.	1,400	7,724
Megachips Corp.	2,000	45,102
Megane TOP Company, Ltd. (I)	5,600	68,417
Megmilk Snow Brand Company, Ltd.	8,200	134,154
Meidensha Corp.	28,086	89,676
Meiji Shipping Company, Ltd.	3,900	13,899
Meiko Electronics Company, Ltd.	1,400	11,291
Meiko Network Japan Company, Ltd.	2,100	21,608
Meisei Electric Company, Ltd.	4,000	3,449
Meisei Industrial Company, Ltd.	4,000	12,984
Meitec Corp.	4,900	108,708
Meito Sangyo Company, Ltd.	900	9,993
Meiwa Corp.	4,000	15,886
Meiwa Estate Company, Ltd.	3,300	14,730
Melco Holdings, Inc. (L)	2,300	42,656
Message Company, Ltd.	20	56,959
Michinoku Bank, Ltd.	19,000	38,123
Micronics Japan Company, Ltd. (I)	600	2,119
Mikuni Coca-Cola Bottling Company, Ltd.	5,300	44,193
Mikuni Corp.	1,000	1,957
Milbon Company, Ltd.	1,800	58,837
Mimasu Semiconductor Industry Company, Ltd.	4,000	30,399
Minato Bank, Ltd.	32,000	57,057
Minebea Company, Ltd. (L)	49,000	177,628
Ministop Company, Ltd.	3,100	52,946
Miraial Company, Ltd.	600	11,717
Mirait Holdings Corp.	9,980	78,536
Misawa Homes Company, Ltd.	1,200	17,240
Mitani Corp.	2,700	31,317
Mito Securities Company, Ltd.	9,000	18,938
Mitsuba Corp.	6,000	39,663
Mitsubishi Kakoki Kaisha, Ltd.	11,000	18,606
Mitsubishi Paper Mills, Ltd. (I)	61,387	57,544
Mitsubishi Pencil Company, Ltd.	2,700	47,092

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Research Institute, Inc.	700	$15,029
Mitsubishi Steel Manufacturing Company, Ltd.	35,000	63,626
Mitsuboshi Belting Company, Ltd.	9,000	52,393
Mitsui Engineering &
Shipbuilding Company, Ltd.	132,000	175,527
Mitsui High-Tec, Inc. (I)	5,400	39,560
Mitsui Home Company, Ltd.	5,000	24,405
Mitsui Knowledge Industry Company, Ltd.	104	16,383
Mitsui Matsushima Company, Ltd.	22,000	35,752
Mitsui Mining & Smelting Company, Ltd.	106,000	210,958
Mitsui Sugar Company, Ltd.	17,000	52,152
Mitsui-Soko Company, Ltd.	20,000	62,407
Mitsumi Electric Company, Ltd. (I)	21,600	110,577
Mitsumura Printing Company, Ltd.	4,000	11,791
Mitsuuroko Holdings Company, Ltd.	4,300	24,154
Miura Company, Ltd.	4,500	110,897
Miyachi Corp.	900	5,386
Miyaji Engineering Group, Inc. (I)	11,000	20,011
Miyazaki Bank, Ltd.	29,000	73,279
Miyoshi Oil & Fat Company, Ltd.	7,000	8,694
Mizuno Corp.	19,000	89,852
Mochida Pharmaceutical Company, Ltd.	5,000	67,145
Modec, Inc.	2,000	39,593
Monex Group, Inc.	409	85,929
Mori Seiki Company, Ltd.	17,400	120,294
Morinaga & Company, Ltd.	33,000	71,748
Morinaga Milk Industry Company, Ltd.	36,000	116,782
Morita Corp.	3,000	28,650
Mory Industries, Inc.	3,000	8,317
MOS Food Services, Inc.	4,000	75,963
Moshi Moshi Hotline, Inc.	7,500	107,914
Mr. Max Corp.	3,200	12,033
MTI, Ltd.	10	9,569
Musashi Seimitsu Industry Company, Ltd.	4,500	94,576
Musashino Bank, Ltd.	6,100	203,686
Mutoh Holdings Company, Ltd.	5,000	11,247
NAC Company, Ltd.	700	15,881
Nachi-Fujikoshi Corp.	29,000	100,668
Nafco Company, Ltd.	100	1,419
Nagaileben Company, Ltd.	2,300	32,197
Nagano Bank, Ltd.	6,000	11,087
Nagano Keiki Company, Ltd.	700	5,896
Nagatanien Company, Ltd.	4,000	38,836
Nagawa Company, Ltd.	400	7,278
Nakabayashi Company, Ltd.	8,000	16,847
Nakamuraya Company, Ltd.	7,000	33,855
Nakanishi, Inc.	400	40,493
Nakayama Steel Works, Ltd. (I)	11,000	7,267
Nakayamafuku Company, Ltd.	700	5,287
Namura Shipbuilding Company, Ltd.	800	2,377
Natori Company, Ltd.	600	6,238
NEC Electronics Corp. (I)	3,400	11,735
NEC Fielding, Ltd.	3,100	36,181
NEC Leasing, Ltd.	2,000	27,892
NEC Mobiling, Ltd.	1,200	47,738
NEC Networks & System Integration Corp.	4,200	75,168
NET One Systems Company, Ltd.	14,000	136,109
Neturen Company, Ltd.	5,600	31,776
New Japan Chemical Company, Ltd.	3,500	13,161
Nice Holdings, Inc.	13,000	30,274
Nichia Steel Works, Ltd.	4,000	9,803
Nichias Corp.	13,000	62,455
Nichicon Corp.	11,473	83,989
Nichiden Corp.	1,100	27,083
Nichiha Corp.	3,800	43,005

93

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nichii Gakkan Company, Ltd.	8,500	$67,274
Nichimo Company, Ltd.	7,000	15,619
NICHIREI Corp.	15,000	81,539
Nichireki Company, Ltd.	4,000	19,727
Nidec Copal Corp.	1,800	14,788
Nidec Copal Electronics Corp.	2,600	13,060
Nidec Corp.	340	20,699
Nidec Tosok Corp.	2,800	21,047
Nifco, Inc.	8,204	185,837
NIFTY Corp.	9	14,500
Nihon Chouzai Company, Ltd.	540	13,279
Nihon Dempa Kogyo Company, Ltd.	2,900	32,102
Nihon Eslead Corp.	2,000	17,377
Nihon Kohden Corp.	3,600	118,124
Nihon M&A Center, Inc. (I)	2,200	72,002
Nihon Nohyaku Company, Ltd.	11,000	54,545
Nihon Parkerizing Company, Ltd.	9,000	125,663
Nihon Unisys, Ltd.	10,725	77,114
Nihon Yamamura Glass Company, Ltd.	16,000	34,013
Nikkiso Company, Ltd.	11,000	116,937
Nikko Company, Ltd.	5,000	19,063
Nippo Corp.	12,000	138,327
Nippon Beet Sugar
Manufacturing Company, Ltd.	24,000	45,738
Nippon Carbide Industries Company, Inc. (L)	12,000	29,762
Nippon Carbon Company, Ltd.	25,000	47,362
Nippon Ceramic Company, Ltd.	2,900	44,161
Nippon Chemi-Con Corp. (I)	30,271	52,539
Nippon Chemical Industrial Company, Ltd. (I)	17,000	23,095
Nippon Chemiphar Company, Ltd.	5,000	31,514
Nippon Coke & Engineering Company, Ltd.	47,000	56,771
Nippon Columbia Company, Ltd. (I)	29,000	8,445
Nippon Concrete Industries Company, Ltd.	4,000	13,119
Nippon Denko Company, Ltd.	23,000	55,303
Nippon Densetsu Kogyo Company, Ltd.	7,000	61,446
Nippon Denwa Shisetsu Company, Ltd.	6,000	18,397
Nippon Felt Company, Ltd.	2,700	13,179
Nippon Filcon Company, Ltd.	3,100	14,150
Nippon Fine Chemical Company, Ltd.	3,000	20,086
Nippon Flour Mills Company, Ltd.	21,000	88,803
Nippon Formula Feed
Manufacturing Company, Ltd.	6,000	7,445
Nippon Gas Company, Ltd.	4,800	72,951
Nippon Hume Corp.	5,000	24,624
Nippon Jogesuido Sekkei Company, Ltd.	3	4,257
Nippon Kanzai Company, Ltd.	800	14,459
Nippon Kasei Chemical Company, Ltd.	9,000	11,312
Nippon Kinzoku Company, Ltd. (I)	4,000	5,264
Nippon Kodoshi Corp.	300	2,336
Nippon Koei Company, Ltd.	15,000	50,583
Nippon Konpo Unyu Soko Company, Ltd.	11,000	135,691
Nippon Koshuha Steel Company, Ltd.	9,000	8,187
Nippon Light Metal Holdings Co Ltd. (I)	87,000	78,098
Nippon Parking Development Company, Ltd.	293	15,644
Nippon Pillar Packing Company, Ltd.	5,000	30,578
Nippon Piston Ring Company, Ltd.	13,000	22,180
Nippon Road Company, Ltd.	18,000	68,520
Nippon Seiki Company, Ltd.	8,000	79,296
Nippon Seisen Company, Ltd.	6,000	21,529
Nippon Sharyo, Ltd.	18,000	73,355
Nippon Sheet Glass Company, Ltd.	156,000	175,744
Nippon Shinyaku Company, Ltd.	9,000	110,384
Nippon Signal Company, Ltd.	11,500	76,196
Nippon Soda Company, Ltd.	25,000	110,017
Nippon Steel Trading Company., Ltd.	14,000	32,357

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Suisan Kaisha, Ltd.	32,965	$58,559
Nippon Synthetic Chemical
Industry Company, Ltd.	9,000	71,358
Nippon Thompson Company, Ltd.	14,000	51,854
Nippon Valqua Industries, Ltd.	18,000	46,643
Nippon Yakin Kogyo Company, Ltd. (I)	34,000	30,668
Nippon Yusoki Company, Ltd.	5,000	18,506
Nipro Corp.	24,700	180,854
Nishimatsu Construction Company, Ltd.	66,000	110,198
Nishimatsuya Chain Company, Ltd.	9,600	77,677
Nishio Rent All Company, Ltd.	1,500	17,868
Nissan Shatai Company, Ltd.	9,277	106,644
Nissan Tokyo Sales Holdings Company, Ltd. (I)	5,000	19,557
Nissei Corp.	3,000	26,225
Nissei Plastic Industrial Co., Ltd.	400	1,645
Nissen Holdings Company, Ltd.	4,600	17,831
Nissha Printing Company, Ltd. (I)	6,800	74,887
Nisshin Fudosan Company, Ltd.	3,000	16,049
Nisshin Oillio Group, Ltd.	20,000	72,008
Nisshin Steel Holdings Co Ltd. (I)	13,096	93,095
Nisshinbo Holdings, Inc.	20,000	141,954
Nissin Corp.	17,000	40,624
Nissin Electric Company, Ltd.	7,000	37,796
Nissin Kogyo Company, Ltd.	6,800	102,574
Nissin Sugar Holdings Company, Ltd.	300	5,518
Nissui Pharmaceutical Company, Ltd.	2,600	26,314
Nitta Corp.	4,800	72,906
Nittan Valve Company, Ltd.	4,000	12,593
Nittetsu Mining Company, Ltd.	12,000	49,817
Nitto Boseki Company, Ltd.	25,229	86,385
Nitto Kogyo Corp.	4,900	69,564
Nitto Kohki Company, Ltd.	2,200	46,836
Nitto Seiko Company, Ltd.	4,000	10,582
Nittoc Construction Company, Ltd.	4,500	17,220
Nittoku Engineering Company, Ltd.	1,700	20,013
Noevir Holdings Company, Ltd.	3,400	51,472
NOF Corp.	29,000	132,284
Nohmi Bosai, Ltd.	5,000	31,564
Nomura Company, Ltd.	8,000	31,071
Noritake Company, Ltd.	18,000	42,907
Noritsu Koki Company, Ltd.	2,000	7,132
Noritz Corp.	5,100	88,064
North Pacific Bank, Ltd. (I)	2,100	5,477
NS Solutions Corp.	3,000	56,635
NS United Shinwa Kaiun Kaisha, Ltd. (I)	24,000	28,129
NSD Company, Ltd.	8,315	75,060
Nuflare Technology, Inc.	5	32,918
Obara Group, Inc.	2,400	27,254
Obayashi Road Corp.	4,000	11,215
OBIC Business Consultants, Ltd.	800	41,919
Oenon Holdings, Inc.	10,000	24,885
Ogaki Kyoritsu Bank, Ltd.	49,000	173,478
Ohara, Inc.	2,000	14,584
Ohsho Food Service Corp.	700	16,488
Oiles Corp.	4,427	88,094
Oita Bank, Ltd.	30,000	105,162
Okabe Company, Ltd.	7,900	50,586
Okamoto Industries, Inc.	16,000	60,472
Okamura Corp.	11,000	81,630
Okasan Holdings, Inc.	33,000	140,776
Okinawa Cellular Telephone Company	1,100	24,240
Okinawa Electric Power Company, Inc.	3,700	110,230
OKK Corp. (I)	10,000	12,168
OKUMA Corp.	23,382	136,451
Okumura Corp.	29,000	96,869

94

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Okura Industrial Company, Ltd.	8,000	$25,608
Okuwa Company, Ltd.	4,000	52,679
Olympic Corp.	1,000	9,231
ONO Sokki Company, Ltd.	4,000	17,709
Onoken Company, Ltd.	2,000	15,645
Onward Holdings Company, Ltd.	26,000	189,681
Optex Company, Ltd.	1,500	17,556
Organo Corp.	8,000	48,914
Origin Electric Company, Ltd.	7,000	38,327
Osaka Organic Chemical Industry, Ltd.	3,200	13,523
Osaka Securities Exchange Company, Ltd.	2	7,878
Osaka Steel Company, Ltd.	2,500	43,168
OSAKA Titanium Technologies Company	3,200	66,247
Osaki Electric Company, Ltd.	5,000	25,998
OSG Corp.	10,400	141,585
Otsuka Kagu, Ltd.	700	6,878
Oyo Corp.	4,100	47,259
Pacific Industrial Company, Ltd.	7,100	41,389
Pacific Metals Company, Ltd.	29,000	98,287
Pal Company, Ltd.	950	45,224
Paltac Corp.	4,600	54,626
PanaHome Corp.	15,000	93,749
Panasonic Electric Works SUNX Company, Ltd.	6,100	24,713
Panasonic Information Systems	500	11,507
Paramount Bed Holdings Company, Ltd.	2,500	81,021
Parco Company, Ltd.	1,800	18,110
Paris Miki, Inc.	4,800	26,182
Pasco Corp.	4,000	11,984
Pasona Group, Inc.	31	18,148
Penta-Ocean Construction Company, Ltd. (L)	57,000	143,788
PIA Corp. (I)	1,300	16,897
Pigeon Corp.	2,931	132,132
Pilot Corp.	24	44,871
Piolax, Inc.	1,800	38,946
Pioneer Corp. (I)(L)	45,300	106,643
Plenus Company, Ltd.	3,400	56,077
Point, Inc.	2,780	100,433
Press Kogyo Company, Ltd.	19,000	81,502
Pressance Corp.	1,000	20,531
Prima Meat Packers, Ltd.	25,000	42,817
Pronexus, Inc.	3,500	19,852
Proto Corp.	1,600	27,462
PS Mitsubishi Construction Company, Ltd.	4,200	19,680
Raito Kogyo Company, Ltd.	11,000	53,321
Rasa Industries, Ltd. (I)	10,000	9,258
Relo Holdings, Inc.	1,100	41,429
Renown, Inc. (I)	10,500	14,264
Resorttrust, Inc.	5,800	114,111
Rhythm Watch Company, Ltd.	29,000	56,112
Ricoh Leasing Company, Ltd.	3,200	72,077
Right On Company, Ltd.	3,900	29,011
Riken Corp.	21,000	75,778
Riken Keiki Company, Ltd.	2,500	15,592
Riken Technos Corp.	8,000	23,458
Riken Vitamin Company, Ltd.	2,000	48,156
Ringer Hut Company, Ltd.	2,800	35,446
Riso Kagaku Corp.	3,200	60,440
Riso Kyoiku Company, Ltd. (I)	338	26,415
Rock Field Company, Ltd.	2,000	35,674
Roland Corp.	2,500	19,079
Roland D.G. Corp.	1,700	19,237
Round One Corp.	15,800	89,134
Royal Holdings Company, Ltd.	5,200	65,621
Ryobi, Ltd.	25,000	57,223
Ryoden Trading Company, Ltd.	6,000	33,563

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Ryohin Keikaku Company, Ltd.	2,000	$127,884
Ryosan Company, Ltd.	6,729	109,465
Ryoshoku, Ltd.	900	22,443
Ryoyo Electro Corp.	3,200	30,375
S Foods, Inc.	1,500	14,000
Sagami Chain Company, Ltd. (I)	3,000	23,477
Saibu Gas Company, Ltd.	55,000	146,432
Saizeriya Company, Ltd.	4,800	67,469
Sakai Chemical Industry Company, Ltd.	21,000	57,248
Sakai Heavy Industries, Ltd.	6,000	18,595
Sakai Ovex Company, Ltd.	5,000	6,933
Sakata INX Corp.	5,000	23,774
Sakata Seed Corp.	5,400	70,022
Sala Corp.	4,500	25,938
San Holdings, Inc.	200	3,061
San-A Company, Ltd.	1,400	50,823
San-Ai Oil Company, Ltd.	11,000	48,336
Sanden Corp.	28,000	108,622
Sangetsu Company, Ltd.	5,600	145,477
Sanix, Inc. (I)	7,100	21,674
Sanken Electric Company, Ltd.	18,437	71,587
Sanki Engineering Company, Ltd.	11,000	52,022
Sanko Marketing Foods Company, Ltd.	5	5,749
Sanko Metal Industrial Company, Ltd.	6,000	16,491
Sankyo Seiko Company, Ltd.	7,700	25,688
Sankyo-Tateyama Holdings, Inc.	32,000	65,603
Sankyu, Inc.	47,000	192,325
Sanoh Industrial Company, Ltd.	4,600	28,387
Sanshin Electronics Company, Ltd.	6,000	40,828
Sanwa Shutter Corp.	38,124	154,696
Sanyo Chemical Industries, Ltd.	10,000	51,746
Sanyo Denki Company, Ltd.	7,000	38,717
Sanyo Housing Nagoya Company, Ltd.	10	10,133
Sanyo Shokai, Ltd.	25,000	73,244
Sanyo Special Steel Company, Ltd.	24,648	72,685
Sapporo Holdings, Ltd.	56,000	169,569
Sasebo Heavy Industries Company, Ltd.	24,000	22,530
Sato Corp.	3,700	59,776
Satori Electric Company, Ltd.	2,400	12,259
Sawada Holdings Company, Ltd. (I)	800	4,523
Sawai Pharmaceutical Company, Ltd.	1,600	172,862
Saxa Holdings, Inc.	9,000	16,355
Scroll Corp.	4,000	12,053
SCSK Corp.	3,308	56,673
Seibu Electric Industry Company, Ltd.	3,000	12,373
Seika Corp.	11,000	30,495
Seikagaku Corp.	5,700	61,897
Seikitokyu Kogyo Company, Ltd. (I)	21,000	14,553
Seiko Epson Corp. (L)	4,800	28,243
Seiko Holdings Corp. (I)	19,000	43,959
Seino Holdings Company, Ltd.	26,000	157,852
Seiren Company, Ltd.	9,100	54,499
Sekisui Jushi Corp.	6,000	57,890
Sekisui Plastics Company, Ltd.	7,000	17,316
Senko Company, Ltd.	16,000	67,171
Senshu Electric Company, Ltd.	1,500	16,675
Senshukai Company, Ltd.	6,700	42,557
Septeni Holdings Company, Ltd.	2	1,605
Seria Company, Ltd.	2,900	50,127
Shibaura Electronics Company, Ltd.	200	2,291
Shibaura Mechatronics Corp. (I)	5,000	8,854
Shibusawa Warehouse Company, Ltd.	7,000	20,464
Shibuya Kogyo Company, Ltd.	3,300	35,664
Shidax Corp.	400	1,942
Shikibo, Ltd.	26,000	34,456

95

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Shikoku Bank, Ltd.	35,000	$87,451
Shikoku Chemicals Corp.	6,000	30,719
Shima Seiki Manufacturing, Ltd.	5,100	78,868
Shimachu Company, Ltd.	8,500	179,445
Shimizu Bank, Ltd.	1,500	43,992
Shimojima Company, Ltd.	1,600	16,895
Shin Nippon Air Technologies Company, Ltd.	3,100	17,486
Shin-Etsu Polymer Company, Ltd.	6,300	21,687
Shin-Keisei Electric Railway Company, Ltd.	4,000	17,184
Shinagawa Refractories Company, Ltd.	7,000	14,662
Shindengen Electric
Manufacturing Company, Ltd. (L)	12,000	33,383
Shinkawa, Ltd.	1,700	7,484
Shinko Electric Company, Ltd.	14,000	24,350
Shinko Electric Industries Company, Ltd. (L)	15,700	110,853
Shinko Plantech Company, Ltd.	7,200	57,429
Shinko Shoji Company, Ltd.	3,800	31,343
Shinmaywa Industries, Ltd.	18,000	109,170
Shinnihon Corp.	8,000	17,980
Shinsho Corp.	7,000	12,701
Shinwa Company, Ltd.	600	6,906
Ship Healthcare Holdings, Inc.	4,900	152,637
Shiroki Corp.	17,000	39,001
Shizuki Electric Company, Inc.	3,000	10,028
Shizuoka Gas Company, Ltd.	10,500	76,061
SHO-BOND Holdings Company, Ltd.	3,600	108,808
Shobunsha Publications, Inc.	2,400	15,438
Shochiku Company, Ltd.	15,000	150,602
Shoei Foods Corp.	900	6,485
Shofu, Inc.	2,200	22,528
Shoko Company, Ltd.	11,000	16,865
Showa Aircraft Industry Company, Ltd.	3,000	14,593
Showa Corp.	11,400	115,243
Showa Sangyo Company, Ltd.	13,000	43,551
Siix Corp.	2,100	26,338
Simplex Technology, Inc.	54	14,855
Sinanen Company, Ltd.	10,000	41,877
Sintokogio, Ltd.	10,200	69,408
SKY Perfect JSAT Holdings, Inc.	279	119,116
SMK Corp.	11,000	27,701
SNT Corp.	3,200	12,701
Sodick Company Ltd.	10,100	44,456
Sogo Medical Company, Ltd.	900	30,543
Sohgo Security Services Company, Ltd.	9,200	121,286
Space Company, Ltd.	2,700	23,975
SPK Corp.	300	4,914
SRA Holdings	1,100	11,974
ST Corp.	1,600	17,273
St. Marc Holdings Company, Ltd.	1,300	47,076
Star Micronics Company, Ltd.	7,900	77,126
Starbucks Coffee Japan, Ltd.	26	18,711
Start Today Company, Ltd.	1,100	11,496
Starzen Company, Ltd.	9,000	26,153
Stella Chemifa Corp.	1,700	30,228
Studio Alice Company, Ltd.	1,800	27,879
Sugimoto & Company, Ltd.	300	2,751
Sumida Corp.	2,600	13,025
Sumikin Bussan Corp.	21,000	52,568
Suminoe Textile Company, Ltd.	12,000	22,561
Sumiseki Holdings, Inc. (I)	9,800	8,699
Sumitomo Bakelite Company, Ltd.	39,000	155,084
Sumitomo Densetsu Company, Ltd.	4,300	42,051
Sumitomo Forestry Company, Ltd.	1,700	15,067
Sumitomo Light Metal Industries, Ltd.	83,000	68,577
Sumitomo Mitsui Company, Ltd. (I)	34,000	21,954

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sumitomo Osaka Cement Company, Ltd.	52,000	$164,001
Sumitomo Pipe & Tube Company, Ltd.	4,100	27,799
Sumitomo Precision Products Company, Ltd.	9,000	37,910
Sumitomo Real Estate Sales Company, Ltd.	890	38,458
Sumitomo Seika Chemicals Company, Ltd.	10,000	35,375
Sumitomo Warehouse Company, Ltd.	27,952	122,053
Sun-wa Technos Corp.	400	2,945
SWCC Showa Holdings Company, Ltd.	57,000	43,168
SxL Corp. (I)(L)	18,000	30,545
Systena Corp.	49	44,121
T Rad Company, Ltd.	11,000	26,050
T. Hasegawa Company, Ltd.	4,000	51,282
Tachi-S Company, Ltd.	3,600	69,804
Tachibana Eletech Company, Ltd.	1,700	13,192
Tact Home Company, Ltd.	17	17,220
Tadano, Ltd.	20,000	149,036
Taihei Dengyo Kaisha, Ltd.	7,000	41,342
Taihei Kogyo Company, Ltd.	11,000	39,264
Taiheiyo Kouhatsu, Inc.	8,000	7,569
Taiho Kogyo Company, Ltd.	2,900	30,603
Taikisha, Ltd.	5,800	112,957
Taiko Bank, Ltd.	2,000	5,000
Taiko Pharmaceutical Company, Ltd.	1,000	9,735
Taisei Lamick Company, Ltd.	700	19,759
Taiyo Holdings Company, Ltd.	2,800	77,239
Taiyo Yuden Company, Ltd.	20,200	176,844
Takamatsu Corp.	2,700	42,739
Takano Company, Ltd.	2,000	9,747
Takaoka Toko Holdings Co Ltd. (I)	1,970	28,605
Takara Holdings, Inc.	14,000	105,597
Takara Leben Company, Ltd.	4,800	48,301
Takara Standard Company, Ltd.	17,000	125,717
Takasago International Corp.	15,000	73,708
Takasago Thermal Engineering Company, Ltd.	11,300	83,605
Takashima & Company, Ltd.	6,000	19,050
Take and Give Needs Company, Ltd.	106	11,123
Takeuchi Manufacturing Company, Ltd.	1,200	11,210
Takihyo Company, Ltd.	4,000	19,502
Takiron Company, Ltd.	8,000	26,751
Takisawa Machine Tool Company, Ltd.	12,000	15,042
Takuma Company, Ltd.	13,000	66,923
Tamron Company, Ltd.	2,200	65,718
Tamura Corp.	16,000	34,739
Tatsuta Electric Wire & Cable Company, Ltd.	8,000	77,144
Tayca Corp.	3,000	8,439
TBK Company, Ltd.	3,000	15,287
Teac Corp. (I)	35,000	12,330
Techno Medica Company, Ltd.	2	12,069
Tecmo Koei Holdings Company, Ltd.	5,200	45,135
Teikoku Electric Manufacturing Company, Ltd.	1,400	20,104
Teikoku Piston Ring Company, Ltd.	3,500	44,103
Teikoku Sen-I Company, Ltd.	4,000	30,702
Teikoku Tsushin Kogyo Company, Ltd.	6,000	10,074
Tekken Corp.	23,000	29,661
Telepark Corp.	5,000	47,559
Temp Holdings Company, Ltd.	2,600	32,232
Tenma Corp.	2,100	20,139
The 77th Bank, Ltd.	15,000	61,477
The Chiba Kogyo Bank, Ltd. (I)	3,800	19,599
The Daiei, Inc. (I)	24,700	48,595
The Hokkoku Bank, Ltd.	51,000	187,275
The Hyakugo Bank, Ltd.	42,000	183,301
The Mie Bank, Ltd.	17,000	35,954
The Nanto Bank, Ltd.	8,000	40,147
The Pack Corp.	2,500	43,947

96

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
The San-in Godo Bank, Ltd.	31,000	$225,325
The Yachiyo Bank, Ltd.	1,200	23,618
Tigers Polymer Corp.	2,000	6,651
Titan Kogyo KK	2,000	5,560
TKC Corp.	3,200	54,381
TOA Corp.	41,000	62,464
TOA Corp.	1,000	6,921
TOA Oil Company, Ltd.	14,000	16,157
TOA Road Corp.	7,000	19,509
Toabo Corp.	9,000	6,347
Toagosei Company, Ltd.	37,000	158,880
Tobishima Corp. (I)	17,300	18,100
Tobu Store Company, Ltd.	8,000	25,267
TOC Company, Ltd.	11,400	61,142
Tocalo Company, Ltd.	3,100	50,382
Tochigi Bank, Ltd.	25,000	89,110
Toda Corp.	45,000	110,474
Toda Kogyo Corp.	5,000	22,498
Toei Animation Company, Ltd.	100	2,548
Toei Company, Ltd.	13,000	69,353
Toenec Corp.	6,000	32,242
Toho Bank, Ltd.	36,000	116,198
Toho Company, Ltd.	6,000	22,821
Toho Holdings Company, Ltd.	4,300	82,305
Toho Real Estate Company, Ltd.	2,700	15,005
Toho Titanium Company, Ltd.	4,900	43,453
Toho Zinc Company, Ltd.	29,000	109,164
Tohoku Bank, Ltd.	20,000	29,910
Tohto Suisan Company, Ltd.	5,000	7,642
Tokai Carbon Company, Ltd.	38,000	134,029
Tokai Corp.	1,400	36,779
Tokai Holdings Corp.	7,800	29,971
Tokai Lease Company, Ltd.	3,000	6,187
Tokai Rika Company, Ltd.	1,500	19,447
Tokai Rubber Industries, Ltd.	7,400	72,319
Tokai Tokyo Securities Company, Ltd.	40,966	167,403
Token Corp. (I)	1,500	68,466
Tokimec, Inc.	10,000	17,169
Tokushu Tokai Paper Company, Ltd.	18,000	45,472
Tokuyama Corp. (L)	66,000	110,802
Tokyo Derica Company, Ltd.	900	12,097
Tokyo Dome Corp. (I)	33,000	106,512
Tokyo Electron Device, Ltd.	8	13,049
Tokyo Energy & Systems, Inc.	4,000	18,508
Tokyo Kikai Seisakusho, Ltd. (I)	10,000	4,983
Tokyo Ohka Kogyo Company, Ltd.	7,200	145,643
Tokyo Rakutenchi Company, Ltd.	6,000	22,116
Tokyo Rope Manufacturing Company, Ltd.	27,000	33,914
Tokyo Sangyo Company, Ltd.	3,500	11,048
Tokyo Seimitsu Company, Ltd.	6,500	107,902
Tokyo Steel Manufacturing Company, Ltd.	23,200	81,824
Tokyo Tatemono Company, Ltd. (I)	36,000	144,483
Tokyo Tekko Company, Ltd.	7,000	24,130
Tokyo Theatres Company, Inc.	12,000	15,312
Tokyo Tomin Bank, Ltd.	5,800	49,222
Tokyotokeiba Company, Ltd.	27,000	40,004
Tokyu Community Corp.	1,300	46,855
Tokyu Construction Company, Ltd.	13,580	26,091
Tokyu Livable, Inc.	3,000	42,625
Tokyu Recreation Company, Ltd.	4,000	22,858
Toli Corp.	7,000	14,651
Tomato Bank, Ltd.	10,000	18,121
Tomen Electronics Corp.	1,800	21,200
Tomoe Corp.	4,400	14,732
Tomoe Engineering Company, Ltd.	1,500	27,872

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tomoku Company, Ltd.	11,000	$30,186
TOMONY Holdings, Inc.	25,700	110,169
Tomy Company, Ltd.	10,700	58,710
Tonami Holdings Company, Ltd.	4,000	8,462
Toppan Forms Company, Ltd. (L)	8,600	80,523
Topre Corp.	8,000	70,550
Topy Industries, Ltd.	38,000	81,541
Toridoll Corp.	4,000	51,938
Torigoe Company, Ltd.	2,300	18,044
Torii Pharmaceutical Company, Ltd.	1,700	39,345
Torishima Pump Manufacturing Company, Ltd.	3,300	23,471
Tosei Corp.	54	23,584
Toshiba Machine Company, Ltd.	23,000	101,561
Toshiba Plant Systems & Services Corp.	7,000	93,799
Toshiba TEC Corp.	30,000	151,602
Tosho Printing Company, Ltd.	3,000	4,827
Totetsu Kogyo Company, Ltd.	5,700	66,723
Tottori Bank, Ltd.	11,000	21,658
Touei Housing Corp.	2,500	26,161
Towa Bank, Ltd.	53,000	54,094
Towa Corp.	3,600	22,387
Towa Pharmaceutical Company, Ltd.	1,700	91,605
Toyo Construction Company, Ltd.	9,400	29,039
Toyo Corp.	5,300	60,509
Toyo Electric Manufacturing Company, Ltd.	6,000	16,168
Toyo Engineering Corp.	23,000	93,232
Toyo Ink Manufacturing Company, Ltd.	41,000	170,694
Toyo Kanetsu KK	24,000	51,919
Toyo Kohan Company, Ltd.	9,000	23,812
Toyo Securities Company, Ltd.	15,000	31,545
Toyo Tanso Company, Ltd.	1,700	32,388
Toyo Tire & Rubber Company, Ltd.	39,000	108,851
Toyo Wharf & Warehouse Company, Ltd.	6,000	9,366
Toyobo Company, Ltd.	136,064	186,193
Trancom Company, Ltd.	700	13,060
Transcosmos, Inc.	3,700	38,462
Trusco Nakayama Corp.	4,000	68,612
TS Tech Company, Ltd.	8,700	156,466
Tsi Holdings Company, Ltd.	15,805	92,634
Tsubakimoto Chain Company, Ltd.	21,000	114,101
Tsudakoma Corp. (I)	9,000	13,378
Tsugami Corp.	13,000	81,063
Tsukishima Kikai Company, Ltd.	4,000	33,830
Tsukuba Bank, Ltd.	11,700	38,574
Tsukui Corp.	1,400	29,345
Tsuruha Holdings, Inc.	1,200	90,395
Tsurumi Manufacturing Company, Ltd.	3,000	23,655
Tsutsumi Jewelry Company, Ltd.	900	21,549
TV Asahi Corp.	400	5,495
TV Tokyo Holdings Corp.	800	8,710
U-Shin, Ltd.	6,300	30,039
Ube Material Industries, Ltd.	9,000	23,278
Uchida Yoko Company, Ltd.	11,000	29,522
UKC Holdings Corp.	200	3,997
ULVAC, Inc.	9,300	68,070
Umenohana Company, Ltd.	2	4,224
Uniden Corp.	7,000	15,086
Union Tool Company, Ltd.	2,400	37,782
Unipres Corp.	5,700	136,909
United Arrows, Ltd.	3,000	77,207
Unitika, Ltd. (I)	83,000	40,270
Usen Corp. (I)	11,440	17,496
Utoc Corp.	4,300	11,631
V Technology Company, Ltd.	9	20,387
Valor Company, Ltd.	5,600	86,722

97

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Village Vanguard Company, Ltd.	5	$5,283
Vital KSK Holdings, Inc.	7,700	75,133
VT Holdings Company, Ltd.	5,000	40,611
Wacom Company, Ltd.	61	174,307
Wakachiku Construction Company, Ltd. (I)	23,000	24,699
Wakita & Company, Ltd.	7,000	52,048
Warabeya Nichiyo Company, Ltd.	2,800	51,274
Watabe Wedding Corp.	800	5,887
WATAMI Company, Ltd.	3,600	74,433
Weathernews, Inc.	1,400	47,213
Welcia Holdings Company, Ltd.	1,200	38,756
Wellnet Corp.	100	907
Wood One Company, Ltd.	2,000	5,989
Wowow, Inc.	3	6,810
Xebio Company, Ltd.	4,700	84,722
Y A C Company, Ltd.	900	4,866
Yahagi Construction Company, Ltd.	4,400	18,838
Yaizu Suisankagaku Industry Company, Ltd.	1,700	15,517
Yamabiko Corp.	700	9,595
Yamagata Bank, Ltd.	29,000	129,849
Yamanashi Chuo Bank, Ltd.	30,255	123,197
Yamatane Corp.	27,000	35,779
Yamaya Corp.	1,000	13,767
Yamazawa Company, Ltd.	100	1,656
Yamazen Corp.	8,500	58,710
Yaoko Company, Ltd.	1,100	42,144
Yasuda Warehouse Company, Ltd.	2,600	17,067
Yellow Hat, Ltd.	3,100	46,149
Yodogawa Steel Works, Ltd.	24,825	80,633
Yokogawa Bridge Corp.	6,000	43,888
Yokohama Reito Company, Ltd.	8,800	60,617
Yokowo Company, Ltd.	2,800	13,043
Yomeishu Seizo Company, Ltd.	3,000	25,552
Yomiuri Land Company, Ltd.	5,000	16,506
Yondenko Corp.	1,000	3,760
Yonekyu Corp.	3,400	28,818
Yorozu Corp.	3,300	48,246
Yoshinoya Holdings Conpany, Ltd.	76	97,113
Yuasa Funashoku Company, Ltd.	4,000	9,084
Yuasa Trading Company, Ltd.	28,000	50,199
Yuken Kogyo Company, Ltd.	2,000	3,331
Yukiguni Maitake Company, Ltd.	600	1,828
Yurtec Corp.	8,000	26,819
Yusen Logistics Company, Ltd.	4,000	37,111
Yushin Precision Equipment Company, Ltd.	1,900	35,238
Yushiro Chemical Industry Company, Ltd.	1,500	14,854
Zappallas, Inc.	8	7,239
Zenrin Company, Ltd.	5,200	70,125
Zensho Holdings Company, Ltd.	7,500	89,293
Zeria Pharmaceutical Company, Ltd.	4,000	62,120
Zojirushi Corp.	1,000	3,283
Zuken, Inc.	2,300	14,424

		57,841,405
Jersey, C.I. - 0.2%
Atrium European Real Estate, Ltd.	30,289	173,779
Centamin PLC (I)	123,822	116,427
Heritage Oil, Ltd. (I)	33,279	101,219

		391,425
Liechtenstein - 0.0%
Liechtensteinische Landesbank AG	198	5,671
Verwaltungs & Privat Bank AG	503	33,626

		39,297

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Luxembourg - 0.3%
APERAM	13,770	$199,005
Elcoteq SE (I)	353	106
Eurofins Scientific	1,300	200,172
GAGFAH SA (I)	7,615	85,668
Oriflame Cosmetics SA SDR	3,725	104,888
Regus PLC	114,263	179,543

		769,382
Malaysia - 0.0%
Nam Cheong, Ltd.	43,000	8,454
Malta - 0.1%
Unibet Group PLC	6,202	183,168
Mauritius - 0.0%
Essar Energy PLC (I)	21,434	41,099
Monaco - 0.0%
Societe des Bains de Mer & du Cercle des
Etrangers a Monaco SA	930	31,447
Netherlands - 2.0%
Aalberts Industries NV	21,272	402,189
Accell Group	2,990	45,497
AMG Advanced Metallurgical Group NV (I)	7,469	59,211
Amsterdam Commodities NV	3,253	58,336
Arcadis NV	9,925	230,523
ASM International NV	9,233	323,489
BE Semiconductor Industries NV	9,793	68,772
Beter Bed Holding NV	3,373	61,732
BinckBank NV	9,514	70,260
Brunel International NV	2,644	121,112
CSM NV	17,146	338,807
Delta Lloyd NV	17,819	266,192
DOCdata NV	350	6,053
Dockwise, Ltd. (I)	738	16,263
Exact Holdings NV	3,073	67,942
Grontmij (I)(L)	8,838	32,197
Heijmans NV	2,468	21,189
Hunter Douglas NV	368	13,928
KAS Bank NV	2,111	19,732
Kendrion NV	1,687	34,774
Koninklijke BAM Groep NV	50,537	195,450
Koninklijke Ten Cate NV	7,587	177,954
Koninklijke Wessanen NV	16,397	48,727
LBI International NV (I)	22,262	82,512
Macintosh Retail Group NV	3,311	38,531
Mediq NV	12,825	215,955
Nederlandsche Apparatenfabriek (NEDAP) NV	758	27,505
Nutreco Holding NV	7,068	576,502
Ordina NV (I)	12,418	16,150
PostNL NV (I)	95,659	325,382
Royal Imtech NV	14,706	329,207
SBM Offshore NV (I)	13,516	151,837
Sligro Food Group NV	4,162	104,437
SNS REAAL NV (I)(L)	28,136	38,455
Telegraaf Media Groep NV (L)	2,755	25,438
TKH Group NV	7,266	160,695
TomTom NV (I)	26,685	128,447
Unit 4 Agresso NV	6,458	176,959
USG People NV	21,764	154,980

		5,233,321
New Zealand - 0.9%
Air New Zealand, Ltd.	55,131	57,943
Chorus, Ltd.	44,496	124,203
Ebos Group, Ltd.	6,812	46,416
Fisher & Paykel Healthcare Corp.	99,928	210,021

98

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
New Zealand (continued)
Freightways, Ltd.	28,518	$101,868
Hallenstein Glasson Holdings, Ltd.	6,230	25,982
Infratil, Ltd.	111,284	212,378
Mainfreight, Ltd.	9,676	88,970
Michael Hill International, Ltd.	8,000	8,212
New Zealand Exchange, Ltd.	38,621	39,314
New Zealand Oil & Gas, Ltd.	50,250	36,727
New Zealand Refining Company, Ltd.	20,150	45,399
Nuplex Industries, Ltd.	26,572	64,609
PGG Wrightson, Ltd. (I)	18,780	5,551
Pike River Coal Company, Ltd. (I)	57,122	0
Port of Tauranga, Ltd.	15,938	172,741
Pumpkin Patch, Ltd.	30,500	31,903
Rakon, Ltd. (I)	10,503	3,620
Restaurant Brands New Zealand Ltd.	14,973	33,235
Ryman Healthcare, Ltd.	61,053	209,499
Sanford, Ltd.	6,681	24,428
Sky Network Television, Ltd.	36,291	157,150
SKYCITY Entertainment Group, Ltd.	119,779	367,747
Steel & Tube Holdings, Ltd.	7,400	13,972
Tower, Ltd.	43,309	68,641
TrustPower, Ltd.	4,918	33,932
Vector, Ltd.	53,828	115,772
Warehouse Group, Ltd.	19,518	48,872
Xero, Ltd. (I)	5,591	31,579

		2,380,684
Norway - 1.1%
ABG Sundal Collier Holding ASA	54,697	38,387
AF Gruppen ASA	119	1,182
Agasti Holding ASA (I)	30,000	7,145
Algeta ASA (I)(L)	4,289	115,725
Atea ASA	13,004	141,195
Austevoll Seafood ASA	11,793	54,137
Bonheur ASA	1,244	26,132
BW Offshore, Ltd.	58,362	41,682
BWG Homes ASA (I)	16,814	35,311
Cermaq ASA	10,587	142,968
Clavis Pharma ASA (I)	4,727	5,390
Det Norske Oljeselskap ASA (I)	7,432	106,784
DNO International ASA (I)	120,482	211,959
DOF ASA (I)(L)	9,380	43,002
Ekornes ASA	3,853	60,484
Electromagnetic GeoServices ASA (I)	25,871	54,268
Eltek ASA (I)	32,294	19,956
Evry ASA	10,907	15,494
Farstad Shipping ASA	4,400	100,878
Ganger Rolf ASA	2,018	42,023
Hurtigruten ASA (I)	11,189	6,081
Kongsberg Automotive Holding ASA (I)	126,594	33,907
Kvaerner ASA	35,560	105,990
Leroy Seafood Group ASA	3,510	78,068
Morpol ASA (I)	6,807	9,553
Nordic Semiconductor ASA (I)	28,917	74,636
Norske Skogindustrier ASA (I)(L)	24,491	15,560
Norwegian Air Shuttle ASA (I)	5,230	124,911
Norwegian Energy Company AS (I)(L)	47,361	30,681
Odfjell ASA (I)	6,307	19,251
Opera Software ASA	12,248	69,147
Panoro Energy ASA (I)	4,287	2,785
PhotoCure ASA (I)	1,408	8,540
Pronova Biopharma AS	29,375	64,806
Q-Free ASA (I)	7,500	25,018
Renewable Energy Corp. ASA (I)(L)	33,441	4,748
Salmar ASA	2,648	19,168

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Scana Industrier ASA (I)	26,408	$6,202
Sevan Marine ASA (I)	2,024	6,711
Siem Offshore, Inc. (I)	20,762	25,693
Solstad Offshore ASA	3,000	49,253
SpareBank 1 SR Bank ASA	2,164	13,867
Sparebanken 1 SMN	17,846	111,821
STX OSV Holdings, Ltd.	110,000	124,695
Tomra Systems ASA	27,464	225,719
TTS Group ASA	6,770	11,036
Veidekke ASA	14,364	112,151
Wilh Wilhelmsen Holding ASA	1,683	13,160
Wilh Wilhelmsen Holding ASA, Class A	4,200	96,374

		2,753,634
Peru - 0.0%
Copeinca ASA	9,320	63,352
Portugal - 0.4%
Altri SGPS SA	26,058	49,319
Banco BPI SA (I)	70,229	73,837
Banco Comercial Portugues SA (I)(L)	806,148	73,404
Banco Espirito Santo SA (I)(L)	287,235	286,875
BANIF SGPS SA (I)	4,673	778
Impresa SGPS SA (I)	13,622	5,847
Investimentos Participacoes e Gestao SA (I)	31,635	5,349
Mota Engil SGPS SA	9,080	16,051
Novabase SGPS SA	2,054	5,771
Portucel - Empresa Produtora de Pasta
e Papel SA	36,985	102,079
Redes Energeticas Nacionais SA	29,030	75,435
Semapa-Sociedade de Investimento & Gestao	13,945	93,385
Sonae	174,227	132,374
Sonae Industria SGPS SA (I)	4,886	2,860
Sonaecom - SGPS SA	16,692	31,476
Teixeira Duarte SA (I)	37,298	12,123
Zon Multimedia Servicos de Telecomunicacoes
e Multimedia SGPS SA	37,568	128,736

		1,095,699
Russia - 0.0%
Alliance Oil Company, Ltd., ADR (I)	4,538	35,838
Singapore - 1.7%
Amtek Engineering, Ltd.	52,000	21,361
Ausgroup, Ltd.	80,000	32,001
Baker Technology, Ltd.	101,000	26,924
Banyan Tree Holdings, Ltd. (I)	78,000	40,867
Biosensors International Group, Ltd. (I)	182,000	173,602
Bonvests Holdings, Ltd.	36,400	31,006
Boustead Singapore, Ltd.	59,000	45,901
Broadway Industrial Group, Ltd.	18,000	4,347
Bukit Sembawang Estates, Ltd.	20,000	96,803
Cape PLC	20,985	63,705
CH Offshore, Ltd.	50,000	18,682
China Aviation Oil Singapore Corp., Ltd.	60,000	46,123
China Merchants Holdings Pacific, Ltd.	41,000	23,842
Chip Eng Seng Corp., Ltd.	63,000	25,022
Chuan Hup Holdings, Ltd.	78,000	16,008
Cosco Corp. Singapore, Ltd. (L)	199,000	144,949
Creative Technology, Ltd.	7,050	18,246
CSE Global, Ltd.	97,000	63,349
CWT, Ltd.	31,000	31,225
Dyna-Mac Holdings, Ltd.	25,000	9,397
Ezion Holdings, Ltd.	120,000	141,702
Ezra Holdings, Ltd. (I)	146,800	127,963
Falcon Energy Group, Ltd. (I)	32,000	6,003
FJ Benjamin Holdings, Ltd.	5,000	1,167

99

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Food Empire Holdings, Ltd.	43,800	$21,205
Fragrance Group, Ltd.	200,000	42,513
Freight Links Express Holdings, Ltd.	126,236	6,815
Gallant Venture, Ltd. (I)	111,000	24,178
GMG Global, Ltd.	510,000	50,518
Goodpack, Ltd.	50,000	79,064
Guocoland, Ltd.	9,000	17,899
GuocoLeisure, Ltd.	131,000	64,366
Guthrie GTS, Ltd.	60,000	30,279
Healthway Medical Corp, Ltd. (I)	336,375	22,047
Hi-P International, Ltd.	51,000	34,226
Ho Bee Investment, Ltd.	71,000	95,014
Hong Fok Corp., Ltd. (I)	67,760	28,106
Hong Leong Asia, Ltd.	23,000	30,810
Hotel Properties, Ltd.	27,100	58,129
HTL International Holdings, Ltd.	24,000	6,186
Hwa Hong Corp., Ltd.	55,000	15,080
Hyflux, Ltd. (L)	101,000	106,786
Indofood Agri Resources, Ltd.	114,000	118,842
Innotek, Ltd.	16,000	4,133
Jaya Holdings, Ltd. (I)	57,000	26,100
K-Green Trust	54,000	45,125
Keppel Telecommunications
& Transportation, Ltd.	15,000	15,721
LC Development, Ltd.	68,000	8,092
Lian Beng Group, Ltd.	53,000	16,927
Manhattan Resources, Ltd. (I)	34,000	13,934
Mercator Lines Singapore, Ltd.	70,000	6,600
Metro Holdings, Ltd.	53,600	34,952
Miclyn Express Offshore Ltd.	9,660	22,592
Midas Holdings, Ltd.	154,000	47,941
MobileOne, Ltd.	35,000	77,996
NatSteel, Ltd.	29,000	33,724
Oceanus Group, Ltd. (I)	142,000	3,487
OM Holdings, Ltd. (I)	9,171	2,246
Orchard Parade Holdings, Ltd.	40,000	59,607
Osim International, Ltd.	44,000	62,694
Otto Marine, Ltd. (I)	223,500	15,371
Overseas Union Enterprise, Ltd.	26,000	55,286
Pan Pacific Hotels Group, Ltd.	30,000	55,111
Pan-united Corp. Ltd.	27,000	15,063
Petra Foods, Ltd.	46,000	105,266
Popular Holdings Ltd.	41,000	8,063
QAF, Ltd.	31,000	18,018
Raffles Education Corp., Ltd. (I)(L)	157,233	40,550
Raffles Medical Group, Ltd.	24,326	49,241
Rotary Engineering, Ltd.	37,000	11,968
S I2I, Ltd. (I)	316,000	5,434
SBS Transit, Ltd.	20,500	24,361
SC Global Developments, Ltd.	34,000	33,564
Sim Lian Group, Ltd.	69,447	41,529
Sinarmas Land, Ltd.	280,000	67,671
Singapore Post, Ltd.	259,784	245,812
Singapore Reinsurance Corp., Ltd.	47,000	9,241
Stamford Land Corp., Ltd.	100,000	44,612
Super Coffeemix Manufacturing, Ltd.	38,000	102,643
Swiber Holdings, Ltd. (I)	106,000	51,617
Tat Hong Holdings, Ltd.	59,000	67,640
Technics Oil & Gas, Ltd.	25,000	21,487
The Hour Glass, Ltd.	5,000	6,533
Tiong Woon Corp. Holding, Ltd.	12,000	2,799
Triyards Holdings, Ltd. (I)	14,680	8,599
Tuan Sing Holdings, Ltd.	104,000	26,900
UMS Holdings, Ltd.	19,000	6,291
United Engineers, Ltd.	33,000	72,423

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
United Envirotech, Ltd.	53,000	$17,394
UOB-Kay Hian Holdings, Ltd.	48,000	63,291
Venture Corp., Ltd.	30,000	192,367
WBL Corp., Ltd.	15,000	47,287
Wee Hur Holdings Ltd.	39,000	9,436
Wing Tai Holdings, Ltd.	77,817	111,257
XP Power, Ltd.	1,746	26,903
Yeo Hiap Seng, Ltd.	8,834	28,323
Yongnam Holdings, Ltd.	190,000	37,350

		4,290,830
South Africa - 0.0%
Great Basin Gold, Ltd. (I)	63,642	5,125
Spain - 1.6%
Abengoa SA (I)	8,068	22,209
Abengoa SA, B Shares (I)	32,272	85,412
Acerinox SA (L)	14,512	147,818
Adolfo Dominguez SA (I)	1,580	7,561
Almirall SA	8,928	82,676
Amper SA (I)	2,862	6,551
Antena 3 de Television SA (I)(L)	13,341	58,469
Azkoyen SA (I)	2,428	4,347
Banco Espanol de Credito SA	6,572	24,009
Banco Popular Espanol SA (I)(L)	5,940	4,959
Bankinter SA (L)	40,148	159,742
Baron de Ley SA (I)	517	28,867
Bolsas y Mercados Espanoles SA (L)	13,007	281,879
Caja de Ahorros del Mediterraneo (I)	1,684	219
Campofrio Food Group SA (I)	2,513	15,165
Cementos Portland Valderrivas SA (I)	1,810	6,686
Cie Automotive SA	5,887	40,201
Codere SA (I)	2,376	10,822
Construcciones & Auxiliar de Ferrocarriles SA	318	145,721
Deoleo SA (I)	29,275	11,620
Duro Felguera SA (I)	11,996	78,036
Ebro Foods SA	16,043	294,286
Elecnor SA	5,499	64,738
Ence Energia y Celulosa SA	34,152	82,640
Ercros SA (I)	14,570	8,204
Faes Farma SA	41,974	79,553
Fluidra SA	1,792	4,361
Fomento de Construcciones y Contratas SA (L)	6,520	77,516
Gamesa Corporacion Tecnologica SA	21,578	46,357
Grupo Catalana Occidente SA (I)	8,464	132,971
Grupo Ezentis SA (I)	25,467	5,167
Grupo Tavex SA (I)	8,440	2,590
Iberpapel Gestion SA (I)	1,271	21,173
Indra Sistemas SA	22,106	259,098
La Seda de Barcelona SA (I)	8,595	10,077
Laboratorios Farmaceuticos Rovi SA	1,848	12,378
Mediaset Espana Comunicacion SA	34,574	203,937
Melia Hotels International SA	10,504	78,792
Miquel y Costas SA	1,538	41,014
NH Hoteles SA (I)	24,006	88,201
Obrascon Huarte Lain SA	9,204	238,732
Papeles y Cartones de Europa SA	5,661	13,290
Pescanova SA	2,188	39,098
Prim SA	1,511	9,339
Promotora de Informaciones SA (I)	41,731	14,938
Prosegur Cia de Seguridad SA	29,600	162,074
Realia Business SA (I)	2,646	1,704
Sacyr Vallehermoso SA (I)	2,317	4,149
Service Point Solutions SA (I)	39,748	6,418
Sociedad Nacional de Industrias Apicaciones
Celulosa Espanol SA (I)	11,792	10,396

100

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Tecnicas Reunidas SA	5,837	$271,727
Telecomunicaciones y Energia (I)	4,417	6,549
Tubacex SA (I)	18,532	45,308
Tubos Reunidos SA (I)	24,778	55,814
Unipapel SA	967	14,174
Vidrala SA (I)	2,768	70,557
Viscofan SA	8,086	395,517
Vocento SA (I)	6,333	7,251
Vueling Airlines SA (I)	2,475	22,949
Zeltia SA (I)	33,571	54,003

		4,180,009
Sweden - 3.4%
AarhusKarlshamn AB	5,452	220,874
Acando AB	15,025	33,882
Active Biotech AB (I)	9,214	82,383
AddTech AB	3,413	92,335
AF AB	6,316	145,707
Atrium Ljungberg AB, B Shares	1,775	23,343
Avanza Bank Holding AB	3,567	69,976
Axfood AB	4,116	152,590
Axis Communications AB (L)	7,958	199,135
B&B Tools AB	4,235	33,258
BE Group AB	8,608	20,569
Beijer Alma AB	3,264	54,720
Beijer Electronics AB	1,967	15,374
Betsson AB (I)	6,241	171,239
Bilia AB	4,374	58,217
Billerud AB (L)	22,480	238,178
BioGaia AB	2,610	69,055
Bjoern Borg AB (I)	3,904	18,659
Bure Equity AB (I)	15,157	49,441
Byggmax Group AB	7,265	31,608
Castellum AB	31,455	428,781
CDON Group AB (I)	11,003	65,177
Cision AB (I)	1,363	10,863
Clas Ohlson AB	7,805	97,381
Cloetta AB (I)	5,464	11,251
Concordia Maritime AB	748	1,148
Connecta AB	1,023	7,387
Doro AB	1,728	6,569
Duni AB	3,667	29,244
East Capital Explorer AB	1,176	8,926
Enea AB (I)	2,038	12,259
Eniro AB (I)(L)	14,394	19,469
Fabege AB	27,340	281,324
Fagerhult AB	600	14,850
Fastighets AB Balder - B Shares (I)	14,300	76,938
G & L Beijer AB	4,000	61,318
Gunnebo AB	11,783	44,656
Hakon Invest AB	11,207	195,311
Haldex AB	13,150	66,803
Hexpol AB	4,829	237,749
HIQ International AB (I)	11,419	59,121
Hoganas AB	5,027	171,902
Holmen AB, Series B	12,513	360,141
Hufvudstaden AB, Class A	3,446	44,023
Husqvarna AB, A Shares	2,807	16,939
Husqvarna AB, B Shares	39,638	238,307
Industrial & Financial Systems AB	4,420	69,252
Indutrade AB	2,535	71,621
Intrum Justitia AB	11,086	155,880
JM AB (L)	16,305	279,341
KappAhl Holding AB (I)	6,786	3,223
Klovern AB	7,293	27,952

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
KNOW IT AB	3,046	$21,795
Kungsleden AB	25,788	127,573
Lagercrantz AB	4,000	36,976
Lindab International AB	12,536	87,404
Loomis AB	13,217	187,726
Meda AB	7,156	73,675
Medivir AB (I)	3,754	34,699
Mekonomen AB	4,281	128,756
Micronic Laser Systems AB (I)	11,550	16,838
NCC AB, A Shares	1,425	27,818
NCC AB, B Shares	17,410	338,211
Net Entertainment NE AB (I)	5,356	57,616
Net Insight AB (I)	50,000	12,486
New Wave Group AB	10,366	33,133
Nibe Industrier AB	14,836	209,669
Nobia AB (I)	26,454	113,571
Nolato AB	3,787	43,972
Nordnet AB	16,938	39,022
Northland Resources SA (I)	9,900	8,172
OEM International AB	8,427	79,852
Orexo AB (I)	1,206	9,386
PA Resources AB (I)	78,665	1,892
Peab AB	29,986	136,477
Pricer AB	13,696	17,721
Proact IT Group AB	930	12,904
Proffice AB	10,000	27,057
Raysearch Laboratories AB (I)	1,254	3,259
Readsoft AB	578	1,642
Rezidor Hotel Group AB (I)	16,972	57,902
RNB Retail & Brands AB (I)	17,418	3,855
Saab AB	7,639	148,761
SAS AB (I)(L)	37,797	39,597
Sectra AB (I)	421	2,487
Securitas AB, Series B	2,240	17,521
Semcon AB (I)	1,983	12,517
SkiStar AB	4,288	53,814
SSAB AB, Series A (L)	38,887	316,886
SSAB AB, Series B	12,222	86,284
Studsvik AB	1,200	5,505
Sweco AB	5,913	61,091
Swedish Orphan Biovitrum AB (I)	23,793	114,865
Swedol AB	662	2,239
Systemair AB	141	1,748
TradeDoubler AB	7,620	11,068
Trelleborg AB, Series B	46,461	550,551
Vitrolife AB	1,819	10,997
Wallenstam AB	14,516	166,730
Wihlborgs Fastigheter AB	12,694	194,350
Xvivo Perfusion AB (I)	1,819	6,261

		8,709,980
Switzerland - 4.8%
Acino Holding AG (I)	792	99,588
Advanced Digital Broadcast Holdings SA (I)	310	4,165
AFG Arbonia-Forster Holding AG	2,583	61,069
Allreal Holding AG (I)	2,085	317,250
ALSO-Actebis Holding AG (I)	779	36,945
APG SGA SA	112	22,184
Aryzta AG (I)	1,436	72,662
Ascom Holding AG (I)	3,992	36,615
Autoneum Holding AG (I)	353	17,137
Bachem Holding AG (I)(L)	525	18,956
Bank Coop AG (I)	2,190	128,794
Banque Cantonale de Geneve	109	24,586
Banque Privee Edmond de Rothschild SA	1	19,855

101

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Basilea Pharmaceutica (I)	1,654	$75,673
Belimo Holding AG	79	142,445
Bell Holding AG	27	58,243
Bellevue Group AG	887	8,701
Berner Kantonalbank	722	199,448
BKW SA	443	15,306
Bobst Group AG (I)	1,677	47,046
Bossard Holding AG	697	96,945
Bucher Industries AG	1,018	191,076
Burckhardt Compression Holding AG	571	180,225
Burkhalter Holding AG (I)	115	37,787
Centralschweizerische Kraftwerke AG	182	65,843
Charles Voegele Holding AG (I)	1,112	17,035
Cie Financiere Tradition SA (I)	106	5,559
Clariant AG (I)	41,950	505,825
Coltene Holding AG	524	16,583
Conzzeta Holding AG	69	123,521
Daetwyler Holding AG	1,186	108,472
Dufry Group AG (I)	2,828	379,548
EFG International (I)(L)	8,296	72,115
Emmi AG (I)	559	135,737
EMS-Chemie Holding AG	387	91,261
Energiedienst Holding AG (I)	1,013	43,998
Etrion Corp. (I)	2,686	788
Ferrexpo PLC	30,116	105,806
Flughafen Zuerich AG	716	316,350
Forbo Holding AG (I)	308	198,584
Galenica Holding AG	238	135,474
GAM Holding AG (I)	36,286	465,798
Gategroup Holding AG (I)	5,095	125,348
Georg Fischer AG (I)	682	252,776
Gurit Holding AG (I)	77	30,742
Helvetia Patria Holding AG	907	327,857
Highlight Communications AG (I)	3,263	15,829
Huber & Suhner AG	665	28,664
Implenia AG (I)	2,700	114,359
Inficon Holding AG (I)	340	75,911
Informa PLC	116,111	781,979
Interroll Holding AG (I)	85	30,636
Intershop Holdings	212	73,661
Jungfraubahn Holding AG	265	17,156
Kaba Holding AG (I)	502	204,505
Kardex AG (I)	810	20,811
Komax Holding AG (I)	836	58,187
Kudelski SA (I)	7,079	71,251
Kuoni Reisen Holding AG (I)	793	227,415
LEM Holding SA	295	159,804
LifeWatch AG (I)	1,457	10,851
Logitech International SA (I)(L)	34,834	245,985
Lonza Group AG (I)	6,129	295,281
Luzerner Kantonalbank AG	435	158,658
Metall Zug AG	25	53,929
Meyer Burger Technology AG (I)	7,522	49,091
Micronas Semiconductor Holding AG (I)	5,432	46,125
Mobilezone Holding AG	6,527	68,693
Mobimo Holding AG (I)	1,074	252,528
Myriad Group AG (I)	2,864	7,416
Nobel Biocare Holding AG (I)	22,850	180,523
OC Oerlikon Corp. AG (I)	29,678	317,824
Orascom Development Holding AG (I)	2,115	26,248
Orell Fuessli Holding AG	223	23,341
Orior AG (I)	945	50,171
Panalpina Welttransport Holding AG	1,874	171,055
Phoenix Mecano AG	125	59,388
PSP Swiss Property AG (I)	67	6,268

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
PubliGroupe SA	311	$39,162
Rieter Holding AG (I)	353	58,570
Romande Energie Holding SA	43	52,654
Schaffner Holding AG (I)	90	21,200
Schmolz + Bickenbach AG (I)	3,596	9,433
Schweiter Technologies AG (I)	192	94,776
Schweizerische National-Versicherungs-
Gesellschaft AG	2,823	117,888
Siegfried Holding AG (I)	559	67,135
St. Galler Kantonalbank	426	175,479
Straumann Holding AG	760	88,726
Swiss Life Holding (I)	5,862	785,030
Swisslog Holding AG (I)	60,097	67,436
Swissquote Group Holding SA (I)	1,018	28,680
Tamedia AG (I)	558	60,211
Tecan Group AG (I)	2,024	151,780
Temenos Group AG (I)	12,391	210,653
Tornos SA (I)	2,185	13,675
U-Blox AG (I)	973	39,898
Valiant Holding AG (I)	1,904	202,450
Valora Holding AG	536	102,751
Vaudoise Assurances Holding SA	211	66,875
Vetropack Holding AG	21	37,301
Von Roll Holding AG (I)	2,046	4,569
Vontobel Holding AG	4,837	138,358
VZ Holding AG	638	74,349
Walliser Kantonalbank	5	4,732
WMH Walter Meier AG	120	28,743
Ypsomed Holding AG (I)	908	54,865
Zehnder Group AG	2,058	96,587
Zueblin Immobilien Holding AG (I)	7,460	23,998
Zug Estates Holding AG (I)	24	30,559
Zuger Kantonalbank	21	112,170

		12,401,957
United Arab Emirates - 0.0%
Lamprell PLC (L)	30,019	42,444
United Kingdom - 20.3%
4imprint Group PLC	3,295	18,008
A.G.Barr PLC (L)	16,658	126,772
Aberdeen Asset Management PLC	111,289	603,026
Aegis Group PLC	156,030	587,442
Afren PLC (I)	207,832	454,463
African Barrick Gold, Ltd.	4,879	32,280
Aga Rangemaster Group PLC	16,809	18,519
Amlin PLC	99,630	617,044
Anglo Pacific Group PLC	13,955	53,933
Anglo-Eastern Plantations PLC	3,323	36,197
Anite PLC	54,617	122,176
Ashmore Group PLC	49,351	284,990
Ashtead Group PLC	97,208	597,358
Assura Group, Ltd.	39,777	21,584
Aveva Group PLC	11,846	388,471
Avon Rubber PLC	714	4,050
AZ Electronic Materials SA	10,301	60,612
Babcock International Group PLC	44,656	713,326
Balfour Beatty PLC	130,727	541,287
Barratt Developments PLC (I)	220,117	687,995
BBA Aviation PLC	92,848	318,032
Bellway PLC	24,995	399,623
Berendsen PLC	34,275	318,481
Berkeley Group Holdings PLC (I)	24,027	632,884
Betfair Group PLC (L)	10,039	118,301
Bloomsbury Publishing PLC	9,864	19,111
Bodycote PLC	43,896	290,095

102

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Booker Group PLC	258,527	$410,641
Bovis Homes Group PLC (I)	34,079	303,621
Braemar Seascope Group PLC	1,189	6,915
Brammer PLC (I)	15,823	73,261
Brewin Dolphin Holdings PLC (I)	52,601	155,943
British Polythene Industries PLC (I)	4,400	27,559
Britvic PLC	42,756	271,244
BTG PLC (I)	54,223	310,137
Cable & Wireless Communications PLC	499,190	277,498
Cairn Energy PLC (I)	47,153	202,967
Capital & Counties Properties PLC	5,753	22,106
Capital & Regional PLC (I)	10,673	4,741
Carclo PLC	7,141	50,635
Carillion PLC	68,444	319,459
Carpetright PLC (I)	7,537	84,588
Carr’s Milling Industries PLC	268	4,272
Castings PLC (I)	6,764	33,330
Centaur Media PLC	19,732	15,819
Charles Stanley Group PLC (I)	5,789	27,292
Charles Taylor Consulting PLC	5,241	14,076
Chemring Group PLC	25,908	102,133
Chesnara PLC	17,735	54,979
Chime Communications PLC	7,627	26,885
Cineworld Group PLC	15,103	59,182
Clarkson PLC	1,215	23,733
Close Brothers Group PLC	29,756	411,636
Cobham PLC	133,412	453,399
Colt Telecom Group SA (I)	55,712	89,534
Communisis PLC	19,820	12,068
Computacenter PLC	16,413	102,011
Concentric AB	13,150	108,272
Consort Medical PLC	7,040	85,549
Cookson Group PLC (I)	58,692	576,636
Corin Group PLC (I)	4,201	4,654
Costain Group PLC	7,708	28,680
Cranswick PLC	10,271	131,557
Creston PLC	10,587	13,145
Croda International PLC	12,602	480,839
CSR PLC (L)	47,524	255,451
D.S. Smith PLC (I)	189,558	657,552
Daily Mail & General Trust PLC	57,273	483,682
Dairy Crest Group PLC	29,951	179,162
De La Rue PLC	19,911	307,210
Debenhams PLC	249,580	471,384
Dechra Pharmaceuticals PLC	9,916	92,703
Development Securities PLC	19,418	47,747
Devro PLC	32,284	158,603
Dialight PLC	6,478	112,403
Dignity PLC	10,684	168,269
Diploma PLC	21,383	165,014
Dixons Retail PLC (I)(L)	770,492	339,480
Domino Printing Sciences PLC (I)	21,541	205,020
Domino’s Pizza UK & IRL PLC	21,403	173,720
Drax Group PLC	76,204	660,518
Dunelm Group PLC	9,815	96,895
E2V Technologies PLC	7,270	13,046
easyJet PLC	33,346	382,420
Electrocomponents PLC	84,382	284,782
Elementis PLC	84,322	299,884
Enquest PLC (I)	141,545	258,496
Enterprise Inns PLC (I)	94,866	130,927
Euromoney Institutional Investor PLC	5,112	64,153
F&C Asset Management PLC	96,030	151,245
Fenner PLC	32,177	199,470
Fiberweb PLC	1,537	1,643

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Fidessa Group PLC	7,402	$168,146
Filtrona PLC	35,529	333,818
Findel PLC (I)	37,373	4,536
FirstGroup PLC	75,809	226,607
French Connection Group PLC	23,030	10,423
Fuller Smith & Turner PLC	8,112	98,128
Future PLC (I)	44,714	13,254
Galliford Try PLC	17,472	204,667
Gem Diamonds, Ltd. (I)	17,271	44,692
Genus PLC	10,500	231,343
Go-Ahead Group PLC	6,804	134,316
Greene King PLC	45,742	448,469
Greggs PLC	20,213	155,905
Halfords Group PLC	37,955	207,448
Halma PLC	65,970	461,413
Hardy Oil & Gas PLC (I)	7,986	11,610
Hargreaves Lansdown PLC	29,861	362,401
Hays PLC	240,962	300,300
Headlam Group PLC (I)	14,115	70,285
Helical Bar PLC	22,165	78,914
Helphire PLC (I)	51,338	1,571
Henry Boot PLC	14,125	31,456
Hikma Pharmaceuticals PLC	23,510	284,261
Hill & Smith Holdings PLC (I)	15,750	100,562
Hilton Food Group, Ltd.	1,897	8,015
HMV Group PLC (I)	39,707	1,622
Hochschild Mining PLC	32,648	244,017
Hogg Robinson Group PLC	51,801	42,125
Home Retail Group PLC (L)	134,021	239,831
Homeserve PLC	42,363	162,670
Howden Joinery Group PLC	128,869	346,500
Hunting PLC	22,491	293,487
Huntsworth PLC	22,389	13,721
Hyder Consulting PLC	1,002	6,984
ICAP PLC	50,711	236,947
IG Group Holdings PLC	59,081	400,840
Imagination Technologies Group PLC (I)	42,827	279,129
Inchcape PLC	82,068	562,671
Inmarsat PLC	76,414	719,778
Innovation Group PLC (I)	146,765	52,903
Intermediate Capital Group PLC	51,098	238,628
International Personal Finance PLC	25,827	143,181
Interserve PLC	27,735	161,691
Invensys PLC	120,411	608,562
IP Group PLC (I)	40,441	72,561
ITE Group PLC (I)	46,681	146,059
J.D. Wetherspoon PLC	20,402	177,841
James Fisher & Sons PLC (I)	6,773	85,616
Jardine Lloyd Thompson Group PLC	21,435	264,136
Jazztel PLC (I)	44,312	299,223
JD Sports Fashion PLC	3,849	43,785
JKX Oil & Gas PLC (I)	17,585	22,116
John Menzies PLC	7,960	76,588
John Wood Group PLC	36,360	452,802
Johnston Press PLC (I)	131,792	28,493
Jupiter Fund Management PLC	30,236	133,971
Kcom Group PLC	106,757	117,033
Keller Group PLC	8,236	85,693
Kesa Electricals PLC	64,912	49,653
Kier Group PLC (I)	5,859	110,763
Kofax PLC (I)	12,157	56,072
Ladbrokes PLC	158,843	495,953
Laird PLC	63,181	225,297
Lancashire Holdings, Ltd.	31,742	405,116
Laura Ashley Holdings PLC	68,094	29,989

103

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Lavendon Group PLC (I)	20,567	$43,495
Liontrust Asset Management PLC (I)	5,127	8,913
London Stock Exchange Group PLC	15,257	239,067
Lonmin PLC (L)	3,424	14,154
Lookers PLC	41,910	51,758
LSL Property Services PLC	10,222	36,436
Management Consulting Group PLC	85,894	31,480
Marshalls PLC	29,028	46,619
Marston’s PLC	122,705	246,180
McBride PLC (I)	32,860	68,181
Mears Group PLC (I)	11,830	61,599
Mecom Group PLC	10,230	11,142
Meggitt PLC	57,215	357,180
Melrose Industries PLC	201,545	688,105
Michael Page International PLC	49,381	281,834
Micro Focus International PLC	24,924	228,845
Millennium & Copthorne Hotels PLC (I)	30,759	239,927
Mitchells & Butlers PLC (I)	45,739	226,628
Mitie Group PLC	68,912	296,319
Mondi PLC	16,807	172,800
Moneysupermarket.com Group PLC	47,068	122,709
Morgan Crucible Company PLC	50,411	196,915
Morgan Sindall PLC	5,845	48,509
Mothercare PLC (L)	15,643	77,371
MWB Group Holdings PLC (I)	15,166	1,185
N. Brown Group PLC	29,658	170,485
National Express Group PLC	69,284	193,120
NCC Group, Ltd.	1,121	14,997
Northgate PLC	31,587	130,167
Novae Group PLC	8,691	50,372
Ocado Group PLC (I)(L)	64,459	76,307
Optos PLC (I)	8,945	24,684
Oxford Biomedica PLC (I)	110,000	4,194
Oxford Instruments PLC	9,975	217,513
Pace PLC	60,885	178,676
PayPoint PLC	12,642	170,047
Pendragon PLC (I)	213,559	47,881
Pennon Group PLC	25,507	252,956
Persimmon PLC	69,046	885,980
Petra Diamonds, Ltd. (I)	17,372	29,610
Petropavlovsk PLC	24,400	133,668
Phoenix IT Group, Ltd.	10,564	28,769
Photo-Me International PLC (I)	22,753	20,591
Premier Farnell PLC	67,412	189,213
Premier Foods PLC (I)	52,799	81,021
Premier Oil PLC (I)	88,045	474,700
Provident Financial PLC	19,013	392,209
Puma Brandenburg, Ltd., A Shares (I)	82,607	7,941
Puma Brandenburg, Ltd., B Shares (I)	82,607	3,309
Punch Taverns PLC (I)	73,594	8,077
PZ Cussons PLC (L)	25,527	146,692
QinetiQ PLC	124,076	393,535
Quintain Estates & Development PLC (I)	161,428	137,080
R.E.A. Holdings PLC (I)	2,867	18,603
Rathbone Brothers PLC	4,711	93,962
Redrow PLC (I)	56,819	144,487
Renishaw PLC	6,127	177,741
Renold PLC (I)	26,634	8,961
Rentokil Initial PLC	299,198	431,784
Restaurant Group PLC	39,381	242,106
Ricardo PLC	9,643	55,311
Rightmove PLC	15,842	380,374
RM PLC (I)	13,737	18,326
Robert Walters PLC	8,872	28,315
Rotork PLC	15,389	611,733

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
RPC Group PLC	34,499	$216,348
RPS Group PLC	42,753	145,438
Safestore Holdings PLC	28,665	47,072
Salamander Energy PLC (I)	46,291	134,997
Savills PLC	24,239	173,772
SDL PLC	15,813	121,570
Senior PLC	83,708	266,061
Sepura PLC	5,764	8,796
Severfield Rowen PLC	8,148	11,577
Shanks Group PLC	57,825	74,647
Shore Capital Group PLC (I)	82,607	23,168
SIG PLC	119,667	216,564
Smiths News PLC	48,831	116,967
Soco International PLC (I)	38,713	225,343
Southern Cross Healthcare, Ltd. (I)	18,768	1,879
Spectris PLC	19,901	613,864
Speedy Hire PLC	49,610	28,018
Spirax-Sarco Engineering PLC	13,300	465,265
Spirent Communications PLC	110,810	267,343
Spirit Pub Company PLC	97,237	96,612
Sportingbet PLC	92,659	66,060
Sports Direct International PLC (I)	29,388	179,459
St James’s Place PLC	32,947	210,928
St. Ives Group PLC	12,932	21,548
St. Modwen Properties PLC (I)	27,981	97,665
Stagecoach Group PLC	85,247	399,450
Sthree PLC	18,877	95,294
Stolt-Nielsen, Ltd.	2,304	40,263
Synergy Health PLC	11,404	179,441
TalkTalk Telecom Group PLC	76,638	269,404
Taylor Wimpey PLC	687,064	671,944
Ted Baker PLC (I)	5,384	85,910
Telecity Group PLC	27,698	380,367
Telecom Plus PLC (I)	10,463	146,691
Thomas Cook Group PLC (L)	172,681	72,001
Topps Tiles PLC	25,009	19,433
Torotrak PLC (I)	880	430
Travis Perkins PLC	44,505	794,226
Tribal Group PLC	3,270	5,134
Trinity Mirror PLC (I)	37,867	49,761
TT electronics PLC (I)	30,460	66,268
TUI Travel PLC	68,961	299,886
Tullett Prebon PLC	48,739	177,295
UK Mail Group PLC (I)	6,109	29,365
Ultra Electronics Holdings PLC	11,433	298,748
Unite Group PLC	38,248	163,130
UTV Media PLC	12,462	25,908
Vectura Group PLC (I)	66,414	90,449
Victrex PLC	13,783	339,740
Vislink PLC (I)	10,699	4,478
Vitec Group PLC	3,750	39,182
Volex Group PLC	6,093	14,297
VP PLC (I)	664	3,623
W.S. Atkins PLC	20,405	251,085
WH Smith PLC	23,281	242,612
William Hill PLC	127,512	689,537
Wilmington Group PLC (I)	8,311	19,119
Wincanton PLC	11,768	13,763
Wolfson Microelectronics PLC (I)	19,545	59,496
Xaar PLC	18,927	80,810
Xchanging PLC (I)	44,135	82,905
Yule Catto & Company PLC (I)	48,261	138,488

		52,578,264

104

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States - 0.2%
Alacer Gold Corp. (I)	24,834	$113,001
Argonaut Gold, Inc. (I)(L)	14,254	137,898
Atna Resources, Ltd. (I)	16,098	18,799
Bauer Performance Sports, Ltd. (I)	300	3,262
Biota Pharmaceuticals, Inc. (L)	4,996	21,984
Boart Longyear, Ltd.	78,496	117,510
Golden Star Resources, Ltd. (I)	13,800	25,116
Golden Star Resources, Ltd.
(Toronto Exchange) (I)(L)	38,298	70,169
International Minerals Corp.	3,700	18,996
Jaguar Mining, Inc. (I)(L)	2,112	1,403
pSivida Corp. (I)	2,379	3,277
Ram Power Corp. (I)	11,984	3,137
Thompson Creek Metals Company, Inc. (I)(L)	20,872	61,774
UR-Energy, Inc. (I)	10,200	8,009
WaterFurance Renewable Energy, Inc.	1,161	15,600

		619,935

TOTAL COMMON STOCKS (Cost $267,434,918)		$257,601,432

PREFERRED SECURITIES - 0.0%
United Kingdom - 0.0%
Rea Holdings PLC	172	290

TOTAL PREFERRED SECURITIES (Cost $305)		$290

WARRANTS - 0.0%
Duluth Exploration, Ltd. (Expiration Date:
01/18/2013, Strike Price: CAD 2.41) (I)	1,133	$0
Seat Pagine Gialle SpA (Expiration
Date: 08/31/2014) (I)(N)	130,315	256
Sinarmas Land, Ltd. (Expiration Date:
11/18/2015, Strike Price: SGD 0.10) (I)	93,612	12,041

TOTAL WARRANTS (Cost $21,338)		$12,297

RIGHTS - 0.0%
Banco Popular Espanol SA (Strike Price:
EUR 0.401) (I)(N)	5,940	4,712
KappAhl AB (Expiration Date: 12/20/2012;
Strike Price: SEK 1.70) (I)	6,786	1,479
Lonmin PLC (Expiration Date: 12/10/2012;
Strike Price: GBP 140) (I)(L)	6,163	11,356
Mcewen Mining - Minera Andes Andes
Acquisition Corp. (Expiration Date:
12/04/2012; Strike Price: CAD 2.24) (I)	9,225	1,300
Praktiker AG (Expiration Date: 12/13/2012;
Strike Price: EUR 1.08) (I)	6,704	785
Tag Immobilien AG (Expiration Date:
12/07/2012; Strike Price: EUR 9.00) (I)	22,158	0

TOTAL RIGHTS (Cost $66,233)		$19,632

SECURITIES LENDING COLLATERAL - 5.0%
John Hancock Collateral
Investment Trust, 0.2768% (W)(Y)	1,303,588	$13,044,876

TOTAL SECURITIES LENDING
COLLATERAL (Cost $13,043,100)		$13,044,876

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.0%
Money Market Funds - 0.0%
State Street Institutional Liquid Reserves
Fund, 0.1849% (Y)	2,718	2,718

TOTAL SHORT-TERM INVESTMENTS (Cost $2,718)		$2,718

Total Investments (International Small Company Fund)
(Cost $280,568,612) - 104.2%		$270,681,245
Other assets and liabilities, net - (4.2%)		(10,946,095)

TOTAL NET ASSETS - 100.0%		$259,735,150

International Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.8%
Australia - 0.2%
Billabong International, Ltd.	3,490,223	$3,350,351
Belgium - 0.9%
KBC Groep NV	418,821	12,615,077
Brazil - 1.1%
Petroleo Brasileiro SA, ADR, Class A	242,640	4,258,332
Vale SA (Preference A Shares), ADR (L)	623,640	10,658,008

		14,916,340
Canada - 2.4%
Ensign Energy Services, Inc.	324,300	4,704,448
Suncor Energy, Inc.	342,400	11,188,709
Talisman Energy, Inc.	745,740	8,393,188
Trican Well Service, Ltd.	794,200	9,818,066

		34,104,411
China - 1.5%
China Telecom Corp., Ltd., H Shares	19,149,589	10,415,415
Shanghai Electric Group Company, Ltd.,
H Shares	13,806,000	5,429,945
Trina Solar, Ltd., ADR (I)(L)	1,650,570	4,737,136

		20,582,496
Denmark - 0.2%
Vestas Wind Systems A/S (I)(L)	631,978	3,032,712
France - 15.5%
AXA SA	1,635,057	26,900,274
BNP Paribas SA	844,710	47,244,026
Carrefour SA	875,290	21,622,012
France Telecom SA	1,211,201	12,830,360
GDF Suez	225,180	5,068,733
Ipsen SA	224,632	6,383,942
Sanofi	412,276	36,795,047
Societe Generale SA (I)	682,365	24,711,558
Total SA	471,382	23,618,898
Vivendi SA	626,202	13,451,603

		218,626,453
Germany - 5.5%
Deutsche Lufthansa AG	1,072,560	17,802,153
E.ON AG	551,960	9,942,688
Kloeckner & Company SE (I)	659,580	6,946,827
Merck KGaA	83,000	11,102,805
Muenchener Rueckversicherungs AG	98,816	16,867,792
Siemens AG	147,569	15,219,912

		77,882,177

105

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong - 2.4%
China Mobile, Ltd.	1,041,500	$11,851,061
First Pacific Company, Ltd.	3,016,000	3,174,788
Kingboard Chemical Holdings, Ltd.	6,136,500	18,194,179

		33,220,028
India - 1.2%
Reliance Industries, Ltd.	1,165,891	16,981,629
Ireland - 0.7%
CRH PLC	542,520	9,916,250
Italy - 1.6%
UniCredit SpA (I)	4,849,578	22,611,154
Japan - 5.2%
ITOCHU Corp.	1,938,700	19,453,067
Mazda Motor Corp. (I)	5,110,000	8,115,742
NKSJ Holdings, Inc.	692,100	13,238,740
Toyota Motor Corp.	453,300	19,537,281
Trend Micro, Inc.	471,100	12,334,565

		72,679,395
Netherlands - 12.0%
Aegon NV	3,849,070	22,167,581
Akzo Nobel NV	251,520	14,377,911
ING Groep NV (I)	6,815,968	61,345,042
Koninklijke Philips Electronics NV	587,226	15,159,295
Randstad Holdings NV	388,900	12,644,857
Reed Elsevier NV	1,067,749	15,415,722
Royal Dutch Shell PLC, B Shares	813,283	28,071,015

		169,181,423
Norway - 4.3%
Statoil ASA	1,060,830	25,911,000
Telenor ASA	1,712,111	34,732,093

		60,643,093
Singapore - 2.5%
Flextronics International, Ltd. (I)	3,325,580	19,255,108
Singapore Telecommunications, Ltd.	5,833,000	15,841,957

		35,097,065
South Korea - 6.5%
Hana Financial Group, Inc.	93,800	2,909,919
KB Financial Group, Inc., ADR	953,048	31,326,688
KIWOOM Securities Company, Ltd.	115,721	6,699,613
Korea Investment Holdings Company, Ltd.	179,770	6,531,303
POSCO	50,545	15,052,157
Samsung Electronics Company, Ltd., GDR (S)	3,300	2,161,500
Samsung Electronics Company, Ltd., GDR	42,064	27,561,866

		92,243,046
Spain - 1.2%
Telefonica SA	1,337,745	17,520,034
Sweden - 0.8%
Getinge AB, B Shares	94,691	3,053,727
Telefonaktiebolaget LM Ericsson, B Shares	880,794	8,242,892

		11,296,619
Switzerland - 10.8%
Basilea Pharmaceutica (I)	45,060	2,061,573
Credit Suisse Group AG	1,880,858	44,574,208
Lonza Group AG	127,490	6,142,178
Noble Corp.	315,990	10,898,495
Novartis AG	231,380	14,320,475
Roche Holdings AG	153,820	30,279,753
Swiss Re, Ltd.	322,553	23,246,363

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
UBS AG	1,340,348	$20,992,366

		152,515,411
Taiwan - 1.9%
Compal Electronics, Inc., GDR (S)	4,003,228	13,537,316
Siliconware Precision Industries Company	12,265,000	13,283,270

		26,820,586
United Kingdom - 18.4%
Aviva PLC	4,961,210	27,888,973
BAE Systems PLC	3,016,180	15,814,464
BP PLC	2,682,182	18,630,860
Carillion PLC	1,897,950	8,858,598
G4S PLC	3,941,150	15,607,613
GlaxoSmithKline PLC	1,421,605	30,398,923
Hays PLC	9,665,800	12,046,040
Kingfisher PLC	4,024,750	17,937,101
Lloyds Banking Group PLC (I)	25,834,090	19,254,802
Man Group PLC	16,849,220	20,743,274
Marks & Spencer Group PLC	2,133,560	13,350,497
Premier Foods PLC (I)	831,360	1,275,740
Rexam PLC	1,257,040	8,819,806
Tesco PLC	5,547,770	28,900,284
Vodafone Group PLC	7,749,696	19,998,544

		259,525,519

TOTAL COMMON STOCKS (Cost $1,372,684,721)		$1,365,361,269

SECURITIES LENDING COLLATERAL - 0.6%
John Hancock Collateral
Investment Trust, 0.2768% (W)(Y)	872,004	8,726,053

TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,723,681)		$8,726,053

SHORT-TERM INVESTMENTS - 2.1%
Time Deposits - 2.1%
Bank of Montreal, 0.000%, 12/03/2012 *	$9,000,000	$9,000,000
Royal Bank of Canada, 0.000%, 12/03/2012 *	20,000,000	20,000,000

		29,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $29,000,000)		$29,000,000

Total Investments (International Value Fund)
(Cost $1,410,408,402) - 99.5%		$1,403,087,322
Other assets and liabilities, net - 0.5%		6,631,592

TOTAL NET ASSETS - 100.0%		$1,409,718,914

Investment Quality Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 39.7%
U.S. Government - 32.6%
U.S. Treasury Bonds
3.000%, 05/15/2042	$775,000	808,179
3.125%, 11/15/2041	4,750,000	5,086,956
4.250%, 05/15/2039	1,325,000	1,725,399
4.375%, 11/15/2039	4,550,000	6,042,259
4.375%, 05/15/2041 (D)	7,053,500	9,384,463
4.500%, 08/15/2039	2,550,000	3,448,875
4.625%, 02/15/2040	2,250,000	3,103,243

106

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
6.000%, 02/15/2026		$2,075,000	$3,048,953
6.250%, 05/15/2030		1,110,000	1,749,464
8.125%, 08/15/2019		250,000	367,246
U.S. Treasury Notes
0.250%, 06/30/2014		19,550,000	19,552,287
0.625%, 02/28/2013 (D)(F)		1,475,000	1,476,844
0.625%, 07/15/2014		1,700,000	1,710,426
1.750%, 07/31/2015 (D)		36,675,000	38,070,374
1.875%, 09/30/2017 (D)		21,175,000	22,457,083
2.125%, 08/15/2021		8,975,000	9,524,719
4.000%, 02/15/2015 (D)		22,875,000	24,738,947
4.250%, 11/15/2014		3,400,000	3,663,367

			155,959,084
U.S. Government Agency - 7.1%
Federal Home Loan Mortgage Corp.
5.000%, 03/01/2019 to 12/01/2019		187,364	202,799
6.500%, 04/01/2029 to 08/01/2034		10,953	12,403
7.500%, 08/01/2025 to 05/01/2028		2,976	3,439
Federal National Mortgage Association
3.000%, TBA (C)		22,000,000	23,137,825
4.644%, 05/01/2013		66,831	67,652
4.844%, 02/01/2013		15,040	15,143
4.860%, 01/01/2015		2,583,006	2,794,304
5.000%, 03/15/2016 to 06/01/2019		2,427,505	2,759,665
5.500%, 08/01/2035 to 11/01/2035		317,812	346,701
6.500%, 09/01/2031		34	39
Government National
Mortgage Association
4.000%, 09/15/2040 to 02/15/2042		4,231,214	4,639,152
6.000%, 12/15/2013 to 04/15/2035		21,943	24,661
6.500%, 06/15/2028 to 08/15/2034		17,587	20,038
7.000%, 11/15/2031 to 11/15/2033		70,896	81,949
8.000%, 07/15/2030		1,098	1,303

			34,107,073

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $182,181,388)			$190,066,157

FOREIGN GOVERNMENT
OBLIGATIONS - 0.9%
Brazil - 0.4%
Federative Republic of Brazil
Zero Coupon 04/01/2013 (Z)	BRL	2,600,000	1,190,003
5.875%, 01/15/2019		$695,000	861,105

			2,051,108
Mexico - 0.4%
Government of Mexico
3.625%, 03/15/2022		828,000	911,835
4.750%, 03/08/2044		706,000	807,311

			1,719,146
Qatar - 0.1%
Government of Qatar
4.000%, 01/20/2015 (S)		380,000	399,950

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $4,112,236)			$4,170,204

CORPORATE BONDS - 45.8%
Consumer Discretionary - 6.2%
AMC Entertainment, Inc.
8.750%, 06/01/2019		10,000	11,000

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
AutoNation, Inc.
5.500%, 02/01/2020	$100,000	$107,000
Autozone, Inc.
3.700%, 04/15/2022	900,000	952,403
4.000%, 11/15/2020	930,000	1,018,283
British Sky Broadcasting Group PLC
5.625%, 10/15/2015 (S)	131,000	147,554
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)	20,000	7,000
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017	5,000	5,372
CBS Corp.
5.750%, 04/15/2020	1,065,000	1,277,659
CCO Holdings LLC
5.250%, 09/30/2022	191,000	192,433
6.500%, 04/30/2021	120,000	129,450
6.625%, 01/31/2022	235,000	255,563
7.375%, 06/01/2020	175,000	194,688
8.125%, 04/30/2020	5,000	5,625
Choice Hotels International, Inc.
5.700%, 08/28/2020	10,000	10,800
5.750%, 07/01/2022	85,000	93,075
Comcast Corp.
5.700%, 05/15/2018 to 07/01/2019	1,375,000	1,687,656
COX Communications, Inc.
3.250%, 12/15/2022 (S)	170,000	171,940
5.875%, 12/01/2016 (S)	750,000	881,424
6.250%, 06/01/2018 (S)	500,000	609,131
CSC Holdings, Inc.
7.625%, 07/15/2018	221,000	253,598
Daimler Finance North America LLC
8.500%, 01/18/2031	300,000	469,472
DIRECTV Holdings LLC
3.125%, 02/15/2016	1,225,000	1,287,317
3.800%, 03/15/2022	395,000	402,857
DISH DBS Corp.
5.875%, 07/15/2022	305,000	326,731
6.750%, 06/01/2021	355,000	401,150
7.875%, 09/01/2019	150,000	177,375
Ford Motor Company
7.450%, 07/16/2031	280,000	351,400
Ford Motor Credit Company LLC
2.750%, 05/15/2015	1,525,000	1,552,875
Home Depot, Inc.
5.875%, 12/16/2036	700,000	927,000
Lamar Media Corp.
5.875%, 02/01/2022	40,000	42,550
Liberty Interactive LLC
8.250%, 02/01/2030	157,000	169,560
Limited Brands, Inc.
5.625%, 02/15/2022	250,000	270,000
6.900%, 07/15/2017	65,000	74,913
7.000%, 05/01/2020	80,000	91,200
Macy’s Retail Holdings, Inc.
5.875%, 01/15/2013	494,000	496,576
5.900%, 12/01/2016	36,000	42,328
6.900%, 04/01/2029	156,000	189,104
National Cinemedia LLC
6.000%, 04/15/2022	35,000	37,013
NBCUniversal Media LLC
2.875%, 01/15/2023	865,000	869,466
5.150%, 04/30/2020	1,420,000	1,689,104
NetFlix, Inc.
8.500%, 11/15/2017	30,000	32,213

107

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
News America, Inc.
6.150%, 02/15/2041	$355,000	$445,755
6.200%, 12/15/2034	400,000	487,779
6.900%, 03/01/2019	600,000	758,890
7.750%, 01/20/2024	453,000	576,774
PulteGroup, Inc.
6.375%, 05/15/2033	25,000	24,500
PVH Corp.
7.375%, 05/15/2020	95,000	106,281
Quebecor Media, Inc.
7.750%, 03/15/2016	12,000	12,360
QVC, Inc.
5.125%, 07/02/2022 (S)	5,000	5,294
7.500%, 10/01/2019 (S)	120,000	132,138
Sally Holdings LLC
5.750%, 06/01/2022	90,000	97,425
Service Corp. International
7.625%, 10/01/2018	10,000	11,925
Sotheby’s
5.250%, 10/01/2022 (S)	130,000	131,300
Starz LLC
5.000%, 09/15/2019 (S)	35,000	35,831
TCI Communications, Inc.
7.875%, 02/15/2026	150,000	215,568
8.750%, 08/01/2015	183,000	220,211
Tenneco, Inc.
6.875%, 12/15/2020	175,000	188,344
Time Warner Cable, Inc.
4.500%, 09/15/2042	785,000	764,297
5.000%, 02/01/2020	755,000	881,930
5.875%, 11/15/2040	750,000	866,432
8.250%, 02/14/2014	440,000	478,791
Time Warner, Inc.
4.875%, 03/15/2020	1,400,000	1,633,527
7.625%, 04/15/2031	500,000	685,039
7.700%, 05/01/2032	302,000	420,621
TRW Automotive, Inc.
7.250%, 03/15/2017 (S)	100,000	113,500
8.875%, 12/01/2017 (S)	130,000	143,000
Unitymedia Hessen GmbH & Company
KG
7.500%, 03/15/2019 (S)	175,000	192,500
Viacom, Inc.
6.875%, 04/30/2036	1,245,000	1,698,199
Videotron, Ltd.
5.000%, 07/15/2022	124,000	127,720
9.125%, 04/15/2018	120,000	128,400
Wynn Las Vegas LLC
7.750%, 08/15/2020	345,000	395,888

		29,892,077
Consumer Staples - 4.3%
Altria Group, Inc.
2.850%, 08/09/2022	775,000	766,822
4.250%, 08/09/2042	230,000	227,918
9.250%, 08/06/2019	252,000	350,876
9.700%, 11/10/2018	291,000	410,566
Anheuser-Busch InBev Worldwide, Inc.
1.375%, 07/15/2017	1,950,000	1,970,697
5.375%, 01/15/2020	400,000	490,966
8.200%, 01/15/2039	470,000	771,279
Cargill, Inc.
4.307%, 05/14/2021 (S)	1,213,000	1,345,139
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	1,300,000	1,340,901

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
ConAgra Foods, Inc.
1.350%, 09/10/2015	$310,000	$310,216
5.819%, 06/15/2017	74,000	85,973
Constellation Brands, Inc.
4.625%, 03/01/2023	10,000	10,350
7.250%, 09/01/2016 to 05/15/2017	395,000	463,684
CVS Caremark Corp.
4.750%, 05/18/2020	1,125,000	1,328,308
CVS Pass-Through Trust
5.880%, 01/10/2028	296,960	347,755
6.943%, 01/10/2030	44,472	57,041
General Mills, Inc.
5.250%, 08/15/2013	440,000	454,436
5.650%, 02/15/2019	105,000	128,827
Heineken NV
1.400%, 10/01/2017 (S)	481,000	481,938
2.750%, 04/01/2023 (S)	245,000	242,472
Kraft Foods, Inc.
6.500%, 02/09/2040	340,000	458,921
Lorillard Tobacco Company
8.125%, 06/23/2019	364,000	466,291
Molson Coors Brewing Company
3.500%, 05/01/2022	225,000	237,635
Mondelez International, Inc.
6.875%, 01/26/2039	560,000	775,741
PepsiCo, Inc.
7.900%, 11/01/2018	650,000	887,864
Pernod-Ricard SA
4.450%, 01/15/2022 (S)	325,000	357,795
5.750%, 04/07/2021 (S)	1,296,000	1,544,927
Revlon Consumer Products Corp.
9.750%, 11/15/2015	5,000	5,263
Reynolds American, Inc.
3.250%, 11/01/2022	245,000	249,031
7.250%, 06/01/2013	150,000	154,749
Reynolds Group Issuer, Inc.
6.875%, 02/15/2021	120,000	129,300
SABMiller Holdings, Inc.
2.450%, 01/15/2017 (S)	950,000	995,226
Wal-Mart Stores, Inc.
5.250%, 09/01/2035	700,000	862,845
6.200%, 04/15/2038	750,000	1,036,129
6.500%, 08/15/2037	450,000	639,467

		20,387,348
Energy - 3.8%
Anadarko Petroleum Corp.
6.375%, 09/15/2017	70,000	84,034
6.450%, 09/15/2036	1,220,000	1,528,930
Antero Resources Finance Corp.
9.375%, 12/01/2017	5,000	5,500
Burlington Resources Finance Company
7.400%, 12/01/2031	309,000	450,259
ConocoPhillips
6.500%, 02/01/2039	1,050,000	1,489,774
CONSOL Energy, Inc.
8.000%, 04/01/2017	15,000	16,050
8.250%, 04/01/2020	15,000	16,013
Continental Resources, Inc.
5.000%, 09/15/2022	215,000	227,900
El Paso Corp.
6.500%, 09/15/2020	255,000	286,074
7.000%, 06/15/2017	695,000	794,216
El Paso Natural Gas Company
5.950%, 04/15/2017	25,000	29,095

108

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer Equity LP
7.500%, 10/15/2020	$450,000	$510,750
EP Energy LLC
6.875%, 05/01/2019	55,000	59,538
Gazprom Neft OAO
4.375%, 09/19/2022 (S)	1,375,000	1,389,438
Harvest Operations Corp.
6.875%, 10/01/2017	205,000	225,500
Hornbeck Offshore Services, Inc.
5.875%, 04/01/2020	195,000	199,875
Kinder Morgan Energy Partners LP
6.500%, 09/01/2039	300,000	369,323
6.850%, 02/15/2020	530,000	668,332
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	365,000	399,166
MarkWest Energy Partners LP
5.500%, 02/15/2023	15,000	15,788
Newfield Exploration Company
5.625%, 07/01/2024	71,000	75,970
5.750%, 01/30/2022	70,000	76,125
6.875%, 02/01/2020	135,000	145,294
7.125%, 05/15/2018	200,000	211,000
Nexen, Inc.
6.200%, 07/30/2019	585,000	716,239
7.500%, 07/30/2039	40,000	57,598
Peabody Energy Corp.
6.500%, 09/15/2020	496,000	528,240
7.375%, 11/01/2016	105,000	120,750
Petrobras International Finance Company
5.375%, 01/27/2021	1,710,000	1,921,765
5.750%, 01/20/2020	925,000	1,056,078
6.750%, 01/27/2041	185,000	233,473
Petroleos Mexicanos
5.500%, 06/27/2044 (S)	1,180,000	1,298,000
Pioneer Natural Resources Company
5.875%, 07/15/2016	135,000	154,361
6.650%, 03/15/2017	10,000	11,848
6.875%, 05/01/2018	200,000	245,136
Plains All American Pipeline LP
5.750%, 01/15/2020	220,000	267,494
Pride International, Inc.
6.875%, 08/15/2020	10,000	12,782
Range Resources Corp.
5.750%, 06/01/2021	70,000	74,375
6.750%, 08/01/2020	155,000	169,725
7.500%, 10/01/2017	35,000	36,435
Rosneft Oil Company
3.149%, 03/06/2017 (S)	255,000	255,213
Transocean, Inc.
2.500%, 10/15/2017	240,000	241,219
4.950%, 11/15/2015	1,000,000	1,097,058
Valero Energy Corp.
8.750%, 06/15/2030	162,000	224,279

		17,996,012
Financials - 18.3%
AIG Retirement Services, Inc.
8.125%, 04/28/2023	135,000	168,050
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (S)	100,000	133,766
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	104,000	123,021
American Express Centurion Bank
6.000%, 09/13/2017	875,000	1,062,052

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
American Express Company
7.000%, 03/19/2018	$550,000	$702,659
American Express Credit Corp.
5.125%, 08/25/2014	360,000	387,025
American International Group, Inc.
2.375%, 08/24/2015	325,000	331,551
3.800%, 03/22/2017	200,000	215,365
4.875%, 09/15/2016	700,000	783,481
5.450%, 05/18/2017	430,000	492,540
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)	250,000	287,028
AXA Financial, Inc.
7.000%, 04/01/2028	235,000	283,065
Bank of America Corp.
5.625%, 07/01/2020	1,185,000	1,398,148
5.750%, 12/01/2017	500,000	578,108
Bank One Michigan
8.250%, 11/01/2024	270,000	372,968
Barclays Bank PLC
6.050%, 12/04/2017 (S)	1,195,000	1,309,045
Brandywine Operating Partnership LP
4.950%, 04/15/2018	425,000	464,467
5.700%, 05/01/2017	835,000	938,072
Capital One Financial Corp.
6.150%, 09/01/2016	200,000	230,078
6.750%, 09/15/2017	675,000	832,232
7.375%, 05/23/2014	115,000	125,736
CIT Group, Inc.
5.000%, 05/15/2017	15,000	15,713
5.250%, 03/15/2018	165,000	175,106
5.375%, 05/15/2020	20,000	21,350
Citigroup, Inc.
4.450%, 01/10/2017	460,000	510,279
4.875%, 05/07/2015	286,000	305,315
5.000%, 09/15/2014	420,000	442,264
5.375%, 08/09/2020	215,000	253,554
6.125%, 11/21/2017 to 08/25/2036	3,575,000	4,167,614
6.875%, 03/05/2038	180,000	240,638
8.500%, 05/22/2019	1,055,000	1,410,800
Credit Acceptance Corp.
9.125%, 02/01/2017	150,000	163,875
Discover Financial Services
6.450%, 06/12/2017	950,000	1,115,721
Duke Realty LP
6.750%, 03/15/2020	430,000	520,118
DuPont Fabros Technology LP
8.500%, 12/15/2017	235,000	257,913
Equity One, Inc.
6.000%, 09/15/2017	235,000	270,579
ERP Operating LP
5.250%, 09/15/2014	975,000	1,045,128
Everest Reinsurance Holdings, Inc.,
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037	495,000	502,178
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	350,000	437,853
General Electric Capital Corp.
4.650%, 10/17/2021	1,725,000	1,958,608
5.500%, 01/08/2020	900,000	1,075,348
5.550%, 05/04/2020	775,000	922,717
5.625%, 09/15/2017	1,000,000	1,179,958
6.750%, 03/15/2032	934,000	1,216,614

109

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp., (6.250% to
12/15/22, then 3 month
LIBOR + 4.704%)
12/15/2022 (Q)	$400,000	$430,588
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	485,000	555,325
HCP, Inc.
3.750%, 02/01/2016 to 02/01/2019	415,000	440,176
5.650%, 12/15/2013	200,000	209,485
6.000%, 03/01/2015 to 01/30/2017	655,000	743,816
7.072%, 06/08/2015	67,000	75,319
Health Care REIT, Inc.
2.250%, 03/15/2018	290,000	289,860
4.125%, 04/01/2019	110,000	118,361
5.250%, 01/15/2022	885,000	996,367
Host Hotels & Resorts LP
6.750%, 06/01/2016	126,000	129,229
HSBC Bank PLC
4.750%, 01/19/2021 (S)	700,000	814,213
HSBC Holdings PLC
5.100%, 04/05/2021	1,110,000	1,317,953
6.800%, 06/01/2038	445,000	559,397
HSBC USA, Inc.
2.375%, 02/13/2015	520,000	535,393
9.500%, 04/15/2014	135,000	148,522
ING US, Inc.
5.500%, 07/15/2022 (S)	150,000	162,983
International Lease Finance Corp.
5.650%, 06/01/2014	140,000	145,425
5.750%, 05/15/2016	435,000	454,702
5.875%, 05/01/2013	250,000	253,750
6.250%, 05/15/2019	20,000	21,150
6.375%, 03/25/2013	123,000	124,384
6.500%, 09/01/2014 (S)	5,000	5,325
6.750%, 09/01/2016 (S)	115,000	128,225
7.125%, 09/01/2018 (S)	995,000	1,151,713
8.625%, 09/15/2015	10,000	11,138
Jackson National Life Insurance Company
8.150%, 03/15/2027 (S)	377,000	468,300
JPMorgan Chase & Company
4.250%, 10/15/2020	1,150,000	1,275,804
4.350%, 08/15/2021	675,000	755,995
4.400%, 07/22/2020	1,100,000	1,230,880
5.150%, 10/01/2015	50,000	54,945
6.000%, 01/15/2018	1,275,000	1,521,037
Kimco Realty Corp.
4.300%, 02/01/2018	600,000	663,919
5.584%, 11/23/2015	425,000	473,552
6.875%, 10/01/2019	300,000	371,932
Lazard Group LLC
6.850%, 06/15/2017	650,000	750,501
Liberty Property LP
6.625%, 10/01/2017	100,000	120,350
Lloyds TSB Bank PLC
6.500%, 09/14/2020 (S)	115,000	126,453
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	630,000	966,675
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	2,480,000	2,904,504
6.875%, 04/25/2018	1,825,000	2,194,730
7.750%, 05/14/2038	235,000	306,791

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
MetLife, Inc.
5.375%, 12/15/2012	$650,000	$650,924
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	1,825,000	1,938,812
5.125%, 04/10/2013 (S)	335,000	340,396
Morgan Stanley
4.750%, 03/22/2017	380,000	411,746
4.875%, 11/01/2022	530,000	551,476
5.500%, 07/24/2020	400,000	451,297
5.625%, 09/23/2019	300,000	338,148
6.250%, 08/28/2017	850,000	957,092
6.375%, 07/24/2042	675,000	789,131
6.625%, 04/01/2018	1,450,000	1,688,248
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	260,000	329,087
9.375%, 08/15/2039 (S)	900,000	1,293,089
Nordea Bank AB
2.250%, 03/20/2015 (S)	425,000	436,135
4.875%, 05/13/2021 (S)	755,000	801,013
PNC Funding Corp.
5.625%, 02/01/2017	1,200,000	1,392,990
Principal Financial Group, Inc.
1.850%, 11/15/2017	150,000	150,792
Principal Life Global Funding I
5.125%, 10/15/2013 (S)	225,000	233,973
6.125%, 10/15/2033 (S)	108,000	131,513
ProLogis LP
4.500%, 08/15/2017	920,000	998,529
6.125%, 12/01/2016	85,000	96,774
7.500%, 06/30/2018	106,000	130,552
Provident Funding Associates LP
10.250%, 04/15/2017 (S)	85,000	93,500
Realty Income Corp.
3.250%, 10/15/2022	81,000	80,013
5.750%, 01/15/2021	600,000	704,873
6.750%, 08/15/2019	450,000	561,973
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	645,000	659,955
6.125%, 12/15/2022	350,000	358,519
Royal Bank of Scotland PLC
3.950%, 09/21/2015	340,000	361,231
SLM Corp.
6.000%, 01/25/2017	105,000	113,400
6.250%, 01/25/2016	1,210,000	1,312,850
7.250%, 01/25/2022	65,000	71,338
8.000%, 03/25/2020	11,000	12,568
8.450%, 06/15/2018	209,000	242,963
Sovereign Bank
8.750%, 05/30/2018	250,000	291,137
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	229,000	257,433
SunTrust Banks, Inc.
3.600%, 04/15/2016	820,000	877,562
Swiss Re Treasury U.S. Corp.
2.875%, 12/06/2022 (S)	185,000	184,339
The Bear Stearns Companies LLC
6.400%, 10/02/2017	605,000	731,548
7.250%, 02/01/2018	801,000	998,962
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	1,070,000	1,222,653
5.375%, 03/15/2020	290,000	331,944
5.625%, 01/15/2017	1,200,000	1,314,709
5.750%, 01/24/2022	625,000	741,324
6.150%, 04/01/2018	560,000	654,007
6.750%, 10/01/2037	600,000	666,465

110

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (continued)
7.500%, 02/15/2019	$665,000	$834,431
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	425,000	449,336
UBS AG
7.625%, 08/17/2022	560,000	614,618
UDR, Inc.
6.050%, 06/01/2013	200,000	204,950
US Bancorp
7.500%, 06/01/2026	750,000	992,252
Ventas Realty LP
4.750%, 06/01/2021	661,000	733,900
Wachovia Corp.
5.500%, 08/01/2035	600,000	693,626
5.750%, 06/15/2017	385,000	457,518
WEA Finance LLC
7.500%, 06/02/2014 (S)	130,000	141,889
Wells Fargo & Company
4.950%, 10/16/2013	1,820,000	1,884,841
5.625%, 12/11/2017	150,000	179,890
Wells Fargo & Company, Series K (7.980%
to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	20,000	22,975
Weyerhaeuser Company
7.950%, 03/15/2025	40,000	51,083

		87,655,159
Health Care - 3.7%
AbbVie, Inc.
1.750%, 11/06/2017 (S)	2,105,000	2,134,070
2.000%, 11/06/2018 (S)	940,000	950,083
2.900%, 11/06/2022 (S)	435,000	443,816
Aetna, Inc.
2.750%, 11/15/2022	320,000	321,194
Alere, Inc.
9.000%, 05/15/2016	10,000	10,500
AmerisourceBergen Corp.
5.875%, 09/15/2015	1,070,000	1,219,693
Amgen, Inc.
3.450%, 10/01/2020	1,225,000	1,306,650
BioScrip, Inc.
10.250%, 10/01/2015	5,000	5,350
Cigna Corp.
4.000%, 02/15/2022	685,000	749,298
Community Health Systems, Inc.
5.125%, 08/15/2018	365,000	384,163
Express Scripts Holding Company
2.100%, 02/12/2015 (S)	1,875,000	1,912,352
3.125%, 05/15/2016	301,000	318,420
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	15,000	16,013
5.875%, 01/31/2022 (S)	15,000	16,088
Fresenius Medical Care US Finance, Inc.
6.500%, 09/15/2018 (S)	10,000	11,225
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	75,000	86,438
HCA, Inc.
5.875%, 03/15/2022	140,000	152,250
6.375%, 01/15/2015	5,000	5,388
6.500%, 02/15/2020	255,000	286,238
7.250%, 09/15/2020	110,000	122,650
8.500%, 04/15/2019	280,000	314,300
Hologic, Inc.
6.250%, 08/01/2020 (S)	10,000	10,625

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
McKesson Corp.
7.500%, 02/15/2019	$30,000	$39,026
Medco Health Solutions, Inc.
7.125%, 03/15/2018	190,000	238,448
Merck & Company, Inc.
6.500%, 12/01/2033	1,000,000	1,455,905
Pfizer, Inc.
6.200%, 03/15/2019	750,000	957,010
7.200%, 03/15/2039	425,000	660,541
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	475,000	596,814
UnitedHealth Group, Inc.
1.400%, 10/15/2017	330,000	332,202
Watson Pharmaceuticals, Inc.
3.250%, 10/01/2022	565,000	580,661
WellPoint, Inc.
4.350%, 08/15/2020	520,000	579,388
4.650%, 01/15/2043	825,000	864,040
7.000%, 02/15/2019	720,000	904,076

		17,984,915
Industrials - 1.7%
Air Lease Corp.
4.500%, 01/15/2016 (S)	125,000	125,938
BE Aerospace, Inc.
5.250%, 04/01/2022	315,000	332,325
6.875%, 10/01/2020	30,000	33,450
Bombardier, Inc.
7.500%, 03/15/2018 (S)	220,000	242,000
7.750%, 03/15/2020 (S)	60,000	67,350
Case New Holland, Inc.
7.875%, 12/01/2017	570,000	671,175
Clean Harbors, Inc.
5.125%, 06/01/2021 (S)	20,000	20,450
5.250%, 08/01/2020	81,000	83,228
CNH America LLC
7.250%, 01/15/2016	30,000	33,750
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	82,486	89,085
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	148,711	158,377
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	26,838	29,991
Continental Airlines 2012-2 Class A Pass
Through Trust
4.000%, 10/29/2024	820,000	856,900
Crown Americas LLC
6.250%, 02/01/2021	95,000	104,025
7.625%, 05/15/2017	195,000	206,944
Deluxe Corp.
6.000%, 11/15/2020 (S)	65,000	64,513
7.000%, 03/15/2019	80,000	84,500
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	280,000	322,232
5.600%, 05/01/2015 (S)	500,000	549,198
Esterline Technologies Corp.
7.000%, 08/01/2020	35,000	38,850
Goodrich Corp.
7.100%, 11/15/2027	115,000	153,971
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018	15,000	16,088
7.125%, 03/15/2021	225,000	243,281

111

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)	$1,336,000	$1,422,311
Hutchison Whampoa International
12 II, Ltd.
2.000%, 11/08/2017 (S)	710,000	711,722
Marquette Transportation Company
10.875%, 01/15/2017	5,000	5,238
Masco Corp.
6.125%, 10/03/2016	130,000	144,392
6.500%, 08/15/2032	45,000	46,653
7.125%, 03/15/2020	105,000	123,030
7.750%, 08/01/2029	150,000	172,150
Meritor, Inc.
8.125%, 09/15/2015	10,000	10,600
10.625%, 03/15/2018	5,000	5,188
Southwest Airlines Company 2007-1 Pass
Through Trust
6.150%, 08/01/2022	250,306	292,858
Textron, Inc.
7.250%, 10/01/2019	200,000	246,437
UR Merger Sub Corp.
5.750%, 07/15/2018 (S)	25,000	26,938
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	72,253	77,672
Waste Management, Inc.
6.375%, 03/11/2015	340,000	381,881

		8,194,691
Information Technology - 0.2%
Anixter, Inc.
5.625%, 05/01/2019	35,000	36,663
Audatex North America, Inc.
6.750%, 06/15/2018 (S)	50,000	53,625
Equinix, Inc.
7.000%, 07/15/2021	10,000	11,000
8.125%, 03/01/2018	30,000	33,000
Fidelity National Information Services, Inc.
5.000%, 03/15/2022	165,000	172,425
7.625%, 07/15/2017	20,000	21,800
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	101,000	108,575
Jabil Circuit, Inc.
5.625%, 12/15/2020	35,000	37,013
Mantech International Corp.
7.250%, 04/15/2018	30,000	31,650
NCR Corp.
5.000%, 07/15/2022 (S)	20,000	20,250
Seagate HDD Cayman
6.875%, 05/01/2020	350,000	365,313
7.000%, 11/01/2021	185,000	193,325

		1,084,639
Materials - 1.2%
Agrium, Inc.
7.125%, 05/23/2036	580,000	783,315
ArcelorMittal
4.250%, 08/05/2015	500,000	505,076
Ball Corp.
5.000%, 03/15/2022	85,000	90,100
6.750%, 09/15/2020	170,000	186,150
Celanese US Holdings LLC
6.625%, 10/15/2018	21,000	23,048
CF Industries, Inc.
7.125%, 05/01/2020	40,000	50,531

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Clearwater Paper Corp.
7.125%, 11/01/2018	$30,000	$32,550
Cytec Industries, Inc.
4.600%, 07/01/2013	63,000	63,937
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)	370,000	407,925
FMG Resources August 2006 Pty, Ltd.
6.000%, 04/01/2017 (S)	405,000	393,863
MeadWestvaco Corp.
7.375%, 09/01/2019	125,000	158,869
Neenah Paper, Inc.
7.375%, 11/15/2014	4,000	4,010
Nufarm Australia, Ltd.
6.375%, 10/15/2019 (S)	96,000	99,360
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	295,000	336,300
PH Glatfelter Company
5.375%, 10/15/2020 (S)	100,000	102,250
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	425,000	534,038
Silgan Holdings, Inc.
5.000%, 04/01/2020	365,000	374,125
The Dow Chemical Company
4.250%, 11/15/2020	150,000	165,777
5.900%, 02/15/2015	950,000	1,052,441
Vale Canada, Ltd.
5.700%, 10/15/2015	233,000	255,323
Vulcan Materials Company
7.150%, 11/30/2037	20,000	19,300
7.500%, 06/15/2021	15,000	16,950

		5,655,238
Telecommunication Services - 2.6%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	148,000	177,075
AT&T Mobility LLC
7.125%, 12/15/2031	67,000	91,383
AT&T, Inc.
5.500%, 02/01/2018	501,000	600,661
5.625%, 06/15/2016	360,000	416,106
6.300%, 01/15/2038	1,355,000	1,735,580
CenturyLink, Inc.
5.800%, 03/15/2022	620,000	654,711
Cricket Communications, Inc.
7.750%, 05/15/2016	455,000	481,163
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030	475,000	713,871
eAccess, Ltd.
8.250%, 04/01/2018 (S)	30,000	33,300
Frontier Communications Corp.
8.125%, 10/01/2018	115,000	130,813
8.250%, 04/15/2017	20,000	23,000
GTE Corp.
8.750%, 11/01/2021	285,000	404,917
Intelsat Jackson Holdings SA
8.500%, 11/01/2019	5,000	5,575
Qwest Communications International, Inc.
7.125%, 04/01/2018	105,000	110,429
SBA Telecommunications, Inc.
5.750%, 07/15/2020 (S)	30,000	31,350
SBA Tower Trust
2.933%, 12/15/2017 (S)	595,000	621,476
Sorenson Communications, Inc.
10.500%, 02/01/2015 (S)	5,000	4,150

112

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Sprint Nextel Corp.
7.000%, 03/01/2020 (S)	$85,000	$98,388
9.000%, 11/15/2018 (S)	100,000	123,250
Telecom Italia Capital SA
5.250%, 11/15/2013	325,000	333,531
Telefonica Emisiones SAU
7.045%, 06/20/2036	450,000	460,125
TW Telecom Holdings, Inc.
5.375%, 10/01/2022 (S)	40,000	41,400
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	335,000	361,800
Verizon Communications, Inc.
2.450%, 11/01/2022	1,420,000	1,424,220
6.400%, 02/15/2038	415,000	561,309
6.900%, 04/15/2038	300,000	426,584
Verizon Wireless Capital LLC
5.550%, 02/01/2014	595,000	626,443
Vivendi SA
2.400%, 04/10/2015 (S)	935,000	947,827
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)	255,000	251,813
Windstream Corp.
7.875%, 11/01/2017	400,000	443,000
8.125%, 09/01/2018	120,000	130,200

		12,465,450
Utilities - 3.8%
American Electric Power Company, Inc.
1.650%, 12/15/2017	15,000	15,067
AmeriGas Finance LLC
6.750%, 05/20/2020	180,000	196,200
7.000%, 05/20/2022	30,000	32,700
AmeriGas Partners LP
6.500%, 05/20/2021	82,000	87,330
Appalachian Power Company
5.000%, 06/01/2017	1,200,000	1,381,216
Baltimore Gas & Electric Company
5.900%, 10/01/2016	700,000	822,308
Calpine Corp.
7.500%, 02/15/2021	206,729	228,436
Carolina Power & Light Company
3.000%, 09/15/2021	985,000	1,046,273
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	125,000	151,201
CenterPoint Energy, Inc.
6.500%, 05/01/2018	560,000	686,626
Commonwealth Edison Company
4.000%, 08/01/2020	1,000,000	1,128,717
5.950%, 08/15/2016	125,000	146,649
Dominion Resources, Inc.
2.250%, 09/01/2015	345,000	358,485
6.400%, 06/15/2018	1,295,000	1,621,967
7.000%, 06/15/2038	215,000	310,291
DPL, Inc.
7.250%, 10/15/2021	310,000	327,050
Duke Energy Corp.
5.650%, 06/15/2013	600,000	616,522
Duke Energy Indiana, Inc.
6.350%, 08/15/2038	600,000	812,699
Edison International
3.750%, 09/15/2017	475,000	518,169
EDP Finance BV
4.900%, 10/01/2019 (S)	130,000	126,954
Ferrellgas LP
6.500%, 05/01/2021	228,000	221,160

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Georgia Power Company
5.250%, 12/15/2015	$600,000	$680,213
Idaho Power Company
4.850%, 08/15/2040	1,000,000	1,140,754
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	110,000	121,825
MidAmerican Energy Holdings Company
6.125%, 04/01/2036	250,000	320,926
Nevada Power Company
6.500%, 08/01/2018	225,000	282,884
NiSource Finance Corp.
6.400%, 03/15/2018	200,000	241,322
Northern States Power Company
6.500%, 03/01/2028	67,000	91,500
Ohio Edison Company
6.875%, 07/15/2036	230,000	312,896
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	205,000	280,434
PacifiCorp
6.350%, 07/15/2038	110,000	152,197
Progress Energy, Inc.
7.000%, 10/30/2031	341,000	451,135
PSEG Power LLC
8.625%, 04/15/2031	154,000	228,926
Puget Sound Energy, Inc.
5.757%, 10/01/2039	365,000	476,806
7.000%, 03/09/2029	54,000	71,656
Sierra Pacific Power Company
6.000%, 05/15/2016	225,000	262,096
Southern California Edison Company
4.500%, 09/01/2040	500,000	563,921
6.000%, 01/15/2034	261,000	349,610
The AES Corp.
8.000%, 06/01/2020	265,000	306,075
Union Electric Company
3.900%, 09/15/2042	925,000	949,044
Wisconsin Energy Corp.
6.200%, 04/01/2033	138,000	178,726

		18,298,966

TOTAL CORPORATE BONDS (Cost $203,806,076)		$219,614,495

CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%
ACE Capital Trust II , 9.700%, 04/01/2030	248,000	352,160
Capital One Capital IV (6.745% to
02/17/2032, then 1 month
LIBOR + 1.170%) , 6.745%, 02/17/2037	125,000	125,469

		477,629

TOTAL CAPITAL PREFERRED SECURITIES (Cost $457,323)		$477,629

CONVERTIBLE BONDS - 0.0%
Telecommunication Services - 0.0%
Leap Wireless International, Inc.
4.500%, 07/15/2014	10,000	9,481

TOTAL CONVERTIBLE BONDS (Cost $9,249)		$9,481

MUNICIPAL BONDS - 2.7%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	885,000	1,235,929
City of Chicago (Illinois)
6.845%, 01/01/2038	500,000	584,980
Illinois State Toll Highway Authority
6.184%, 01/01/2034	415,000	524,680

113

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Irvine Ranch Water District Joint Powers
Agency (California) 2.605%, 03/15/2014	$455,000	$467,895
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	825,000	1,003,307
Maryland State Transportation Authority
5.888%, 07/01/2043	125,000	170,833
New Jersey State Turnpike Authority
7.414%, 01/01/2040	730,000	1,083,860
New York State Thruway Authority
5.883%, 04/01/2030	590,000	739,807
North Texas Tollway Authority (Texas)
6.718%, 01/01/2049	360,000	493,621
Port Authority of New York & New Jersey
(New York) 6.040%, 12/01/2029	180,000	229,372
State of California
7.600%, 11/01/2040	110,000	162,040
7.550%, 04/01/2039	920,000	1,337,321
7.300%, 10/01/2039	1,050,000	1,451,657
State of Illinois 5.665%, 03/01/2018	1,345,000	1,540,590
The Ohio State University
4.800%, 06/01/2111	236,000	274,251
University of California
5.770%, 05/15/2043	715,000	894,336
University of Missouri 5.960%, 11/01/2039	400,000	534,560

TOTAL MUNICIPAL BONDS (Cost $10,252,802)		$12,729,039

TERM LOANS (M) - 0.0%
Cable & Satellite - 0.0%
Kabel Deutschland GmbH
4.250%, 02/01/2019	110,000	110,020

TOTAL TERM LOANS (Cost $108,521)		$110,020

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.3%
Commercial & Residential - 5.3%
American Tower Trust, Series 2007-1A,
Class AFX 5.420%, 04/15/2037 (S)	530,000	547,423
Banc of America Merrill Lynch
Commercial Mortgage, Inc.,
Series 2007-4, Class A4
5.920%, 02/10/2051 (P)	1,330,000	1,577,090
Bear Stearns Commercial
Mortgage Securities
Series 2006-PW14, Class A4,
5.201%, 12/11/2038	1,275,000	1,467,396
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	431,004	504,932
Series 2007-PW16, Class A4,
5.907%, 06/11/2040 (P)	1,325,000	1,574,752
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2007-CD4, Class A4,
5.322%, 12/11/2049	795,000	915,926
Series 2007-CD4, Class AJ,
5.398%, 12/11/2049 (P)	420,000	233,125
Commercial Mortgage Pass Through
Certificates, Series 2010-C1, Class A3
4.205%, 07/10/2046 (S)	810,000	922,286
Credit Suisse Mortgage Capital
Certificates, Series 2006-C1, Class A4
5.587%, 02/15/2039 (P)	1,000,000	1,130,600
DBUBS Mortgage Trust,
Series 2011-LC1A, Class A3
5.002%, 11/10/2046 (S)	1,335,000	1,586,585

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	$89,275	$109,273
GS Mortgage Securities Corp. II
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	1,245,000	1,341,647
Series 2011-GC3, Class A4,
4.753%, 03/10/2044 (S)	1,360,000	1,600,512
Series 2012-GCJ9, Class D,
4.858%, 11/10/2045 (P)(S)	365,000	315,725
Series 2005-ROCK, Class A,
5.366%, 05/03/2032 (S)	285,445	353,047
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2012-C8, Class F,
2.753%, 10/15/2045 (P)(S)	235,000	130,409
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	1,095,000	1,193,712
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	315,000	337,360
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3,
5.430%, 02/15/2040	1,435,000	1,655,290
Series 2006-C4, Class A4,
6.063%, 06/15/2038 (P)	1,330,000	1,535,328
Series 2008-C1, Class A2,
6.325%, 04/15/2041 (P)	1,000,000	1,223,030
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.874%, 05/12/2039 (P)	600,000	687,775
Morgan Stanley Capital I
Series 2011-C2, Class A4,
4.661%, 06/15/2044 (S)	765,000	896,017
Series 2005-T17, Class A5,
4.780%, 12/13/2041	500,000	533,870
Series 2007-T27, Class A4,
5.820%, 06/11/2042 (P)	190,000	226,114
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	877,000	1,035,181
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class E
5.000%, 08/10/2049 (P)(S)	470,000	318,485
WFRBS Commercial Mortgage Trust
Series 2011-C2, Series A4,
4.869%, 02/15/2044 (P)(S)	785,000	928,193
Series 2011-C4, Class F,
5.000%, 06/15/2044 (P)(S)	310,000	237,760

		25,118,843
U.S. Government Agency - 0.0%
Federal Home Loan Mortgage Corp.,
Series 2895, Class EK
4.000%, 11/15/2019	102,938	109,261
U.S. Government Agency - 0.0%
Government National Mortgage
Association, Series 2006-38, Class XS
IO 7.043%, 09/16/2035 (P)	37,445	9,652

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $23,979,020)		$25,237,756

114

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES - 3.0%
Ally Master Owner Trust
Series 2011-4, Class A2,
1.540%, 09/15/2016	$580,000	$588,081
Series 2010-3, Class A,
2.880%, 04/15/2015 (S)	1,000,000	1,009,122
Series 2010-3, Class B,
3.470%, 04/15/2015 (S)	835,000	840,367
Avis Budget Rental Car Funding
AESOP LLC, Series 2009-2A, Class A
5.680%, 02/20/2014 (S)	682,500	687,457
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	233,042	237,558
CarNow Auto Receivables Trust,
Series 2012-1A, Class A
2.090%, 01/15/2015 (S)	150,930	151,000
CPS Auto Trust, Series 2012-C, Class A
1.820%, 12/16/2019 (S)	461,974	462,157
Credit Acceptance Auto Loan Trust,
Series 2012-1A, Class B
3.120%, 03/16/2020 (S)	585,000	590,074
First Investors Auto Owner Trust,
Series 2012-1A, Class A2
1.960%, 11/15/2017 (S)	493,764	500,173
Ford Credit Auto Lease Trust,
Series 2012-A, Class B
1.610%, 10/15/2016 (S)	1,145,000	1,152,414
GSAA Home Equity Trust, Series 2007-3,
Class 1A2 0.378%, 03/25/2047 (P)	1,112,644	500,767
GSAMP Trust
Series 2007-FM2, Class A2B,
0.298%, 01/25/2037 (P)	1,115,000	478,629
Series 2007-NC1, Class A2D,
0.438%, 12/25/2046 (P)	1,051,342	478,478
Hertz Vehicle Financing LLC,
Series 2010-1A, Class A2
3.740%, 02/25/2017 (S)	1,045,000	1,127,273
Huntington Auto Trust, Series 2012-1,
Class B 1.710%, 08/15/2017	376,000	383,996
John Deere Owner Trust, Series 2010-A,
Class A4 2.130%, 10/17/2016	1,000,000	1,007,587
LCM LP, Series 8A, Class A
1.940%, 01/14/2021 (P)(S)	1,300,000	1,306,169
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.530%, 06/01/2015	11,999	12,128
Prestige Auto Receivables Trust,
Series 2012-1, Class B
2.490%, 04/16/2018 (S)	440,000	447,110
Santander Drive Auto Receivables Trust
Series 2012-5, Class B,
1.560%, 08/15/2018	635,000	638,052
Series 2011-1, Class B,
2.350%, 11/16/2015	1,095,000	1,116,253
SNAAC Auto Receivables Trust,
Series 2012-1A, Class A
1.780%, 06/15/2016 (S)	268,694	269,162
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	230,000	232,557

TOTAL ASSET BACKED SECURITIES (Cost $14,118,190)		$14,216,564

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 7.4%
Repurchase Agreement - 7.4%
BNP Paribas Tri-Party Repurchase
Agreement dated 11/30/2012 at 0.230%
to be repurchased at $17,800,341 on
12/03/2012, collateralized by
$16.616,793, Government National
Mortgage Association, 3.500% due
08/20/2042 (valued at $18,156,000,
including interest)	$17,800,000	$17,800,000
Deutsche Bank Securities Tri-Party
Repurchase Agreement dated 11/30/2012
at 0.250% to be repurchased at
$17,900,373 on 12/03/2012,
collateralized by $16,658,806
Government National Mortgage
Association, 5.000% due 06/15/2039
(valued at $18,258,000
including interest)	17,900,000	17,900,000

		35,700,000

TOTAL SHORT-TERM INVESTMENTS (Cost $35,700,000)		$35,700,000

Total Investments (Investment Quality Bond Fund)
(Cost $474,724,805) - 104.9%		$502,331,345
Other assets and liabilities, net - (4.9%)		(23,288,228)

TOTAL NET ASSETS - 100.0%		$479,043,117

Mid Cap Growth Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.8%
Consumer Discretionary - 23.1%
Auto Components - 2.0%
Allison Transmission Holdings, Inc.	1,074	$22,325
BorgWarner, Inc. (I)	3,387	224,558
Delphi Automotive PLC (I)	9,082	308,697
Gentex Corp.	4,378	77,710
The Goodyear Tire & Rubber Company (I)	7,343	92,522

		725,812
Automobiles - 0.9%
Harley-Davidson, Inc.	6,745	316,745
Distributors - 0.5%
LKQ Corp. (I)	8,769	192,216
Diversified Consumer Services - 0.2%
Apollo Group, Inc., Class A (I)	1,955	37,516
Weight Watchers International, Inc.	828	43,023

		80,539
Hotels, Restaurants & Leisure - 3.3%
Burger King Worldwide, Inc.	2,072	35,514
Chipotle Mexican Grill, Inc. (I)	938	247,426
Dunkin’ Brands Group, Inc.	3,123	99,374
Hyatt Hotels Corp., Class A (I)	683	24,930
MGM Resorts International (I)	11,081	112,472
Panera Bread Company, Class A (I)	853	136,907
Starwood Hotels & Resorts Worldwide, Inc.	5,815	313,777
Wyndham Worldwide Corp.	4,208	206,571

		1,176,971
Household Durables - 2.0%
Harman International Industries, Inc.	1,292	51,112

115

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Jarden Corp.	786	$41,587
Lennar Corp., Class A	2,362	89,850
NVR, Inc. (I)	145	130,477
PulteGroup, Inc. (I)	10,393	174,706
Tempur-Pedic International, Inc. (I)	1,898	50,582
Toll Brothers, Inc. (I)	2,912	92,718
Tupperware Brands Corp.	1,072	69,519

		700,551
Internet & Catalog Retail - 1.5%
Liberty Interactive Corp., Series A (I)	15,248	294,286
Netflix, Inc. (I)	1,585	129,510
TripAdvisor, Inc. (I)	3,259	124,461

		548,257
Leisure Equipment & Products - 0.5%
Polaris Industries, Inc.	1,964	166,567
Media - 2.5%
Cablevision Systems Corp., Class A	5,898	81,628
Charter Communications, Inc., Class A (I)	1,213	85,941
Lamar Advertising Company, Class A (I)	1,217	47,792
Scripps Networks Interactive, Inc., Class A	2,546	150,316
Sirius XM Radio, Inc. (I)	113,455	315,405
The Interpublic Group of Companies, Inc.	4,528	48,993
Virgin Media, Inc. (L)	4,911	172,720

		902,795
Multiline Retail - 1.7%
Dollar Tree, Inc. (I)	6,817	284,542
Family Dollar Stores, Inc.	2,940	209,328
J.C. Penney Company, Inc.	4,852	87,045
Sears Canada, Inc. (I)	1	6
Sears Holdings Corp. (I)	1,116	46,883

		627,804
Specialty Retail - 6.0%
Advance Auto Parts, Inc.	2,170	158,736
AutoNation, Inc. (I)	1,095	42,639
CarMax, Inc. (I) (L)	6,759	245,081
Dick’s Sporting Goods, Inc.	2,802	147,133
O’Reilly Automotive, Inc. (I)	3,519	331,068
PetSmart, Inc.	3,202	226,253
Sally Beauty Holdings, Inc. (I)	5,402	136,941
Signet Jewelers, Ltd.	2,394	128,678
Tiffany & Company	3,748	221,057
Tractor Supply Company	2,098	188,023
Ulta Salon Cosmetics & Fragrance, Inc.	1,770	177,496
Urban Outfitters, Inc. (I)	3,482	131,271
Williams-Sonoma, Inc.	933	42,228

		2,176,604
Textiles, Apparel & Luxury Goods - 2.0%
Fossil, Inc. (I)	1,531	132,340
Lululemon Athletica, Inc. (I)	2,982	214,048
PVH Corp.	2,085	238,920
Under Armour, Inc., Class A (I)	2,358	122,215

		707,523

		8,322,384
Consumer Staples - 3.7%
Beverages - 1.1%
Constellation Brands, Inc., Class A (I)	4,552	163,326
Monster Beverage Corp. (I)	4,439	231,050

		394,376

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products - 1.9%
Green Mountain Coffee Roasters, Inc. (I) (L)	3,984	$146,093
Hillshire Brands Company	3,516	97,921
Hormel Foods Corp. (L)	4,287	132,940
McCormick & Company, Inc., Non-
Voting Shares	2,313	149,327
Ralcorp Holdings, Inc. (I)	1,634	145,655

		671,936
Household Products - 0.3%
Church & Dwight Company, Inc.	2,099	113,661
Personal Products - 0.4%
Herbalife, Ltd.	3,310	152,161

		1,332,134
Energy - 9.3%
Energy Equipment & Services - 2.6%
Core Laboratories NV	1,400	144,452
Diamond Offshore Drilling, Inc.	2,057	141,933
Dresser-Rand Group, Inc. (I)	2,277	120,248
FMC Technologies, Inc. (I)	7,056	288,308
Oceaneering International, Inc.	3,194	168,260
Rowan Companies PLC, Class A (I)	1,838	58,320

		921,521
Oil, Gas & Consumable Fuels - 6.7%
Cabot Oil & Gas Corp.	6,215	292,727
Cobalt International Energy, Inc. (I)	3,555	82,903
Concho Resources, Inc. (I)	2,933	235,403
CONSOL Energy, Inc.	6,737	211,205
EQT Corp.	4,428	265,946
Kinder Morgan Management LLC (I)	1,046	79,391
Laredo Petroleum Holdings, Inc. (I)	1,200	22,824
Pioneer Natural Resources Company	3,459	370,113
QEP Resources, Inc.	5,262	147,967
Range Resources Corp.	4,809	307,872
SandRidge Energy, Inc. (I)	11,183	65,421
SM Energy Company	1,937	96,250
Ultra Petroleum Corp. (I)	4,594	92,110
Whiting Petroleum Corp. (I)	3,551	148,929

		2,419,061

		3,340,582
Financials - 7.6%
Capital Markets - 1.4%
Affiliated Managers Group, Inc. (I)	1,520	195,882
Eaton Vance Corp. (L)	3,467	110,528
LPL Financial Holdings, Inc.	1,683	47,141
Raymond James Financial, Inc.	1,736	65,534
SEI Investments Company	4,237	93,256

		512,341
Commercial Banks - 0.6%
CIT Group, Inc. (I)	5,647	209,221
Diversified Financial Services - 2.1%
CBOE Holdings, Inc.	2,656	79,627
IntercontinentalExchange, Inc. (I)	2,154	284,651
Moody’s Corp.	5,922	287,691
MSCI, Inc. (I)	3,692	107,068

		759,037
Insurance - 0.9%
Arch Capital Group, Ltd. (I)	4,078	183,918
Brown & Brown, Inc.	3,677	98,691
Erie Indemnity Company, Class A	425	30,294

		312,903

116

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts - 1.4%
American Campus Communities, Inc.	3,103	$135,911
Digital Realty Trust, Inc.	1,261	81,385
Federal Realty Investment Trust	949	98,734
Taubman Centers, Inc.	1,826	141,460
Weingarten Realty Investors	1,761	47,864

		505,354
Real Estate Management & Development - 0.7%
CBRE Group, Inc., Class A (I)	9,428	178,472
Jones Lang LaSalle, Inc.	855	70,119

		248,591
Thrifts & Mortgage Finance - 0.5%
Hudson City Bancorp, Inc.	7,034	56,694
Ocwen Financial Corp. (I)	3,393	121,673

		178,367

		2,725,814
Health Care - 15.4%
Biotechnology - 2.2%
BioMarin Pharmaceutical, Inc. (I)	3,679	178,799
Medivation, Inc. (I)	2,180	113,687
Onyx Pharmaceuticals, Inc. (I)	1,950	147,167
Pharmacyclics, Inc. (I)	1,646	87,320
Vertex Pharmaceuticals, Inc. (I)	6,392	254,338

		781,311
Health Care Equipment & Supplies - 3.8%
C.R. Bard, Inc.	2,357	233,367
DENTSPLY International, Inc.	4,266	169,360
Edwards Lifesciences Corp. (I)	3,425	297,187
IDEXX Laboratories, Inc. (I)	1,667	155,814
ResMed, Inc.	4,297	176,564
The Cooper Companies, Inc.	1,418	134,625
Varian Medical Systems, Inc. (I)	3,277	226,637

		1,393,554
Health Care Providers & Services - 3.8%
AMERIGROUP Corp. (I)	1,457	133,782
AmerisourceBergen Corp.	7,448	314,455
DaVita HealthCare Partners, Inc. (I)	2,920	315,360
Henry Schein, Inc. (I) (L)	2,620	211,617
Laboratory Corp. of America Holdings (I)	2,838	240,066
Patterson Companies, Inc.	2,576	87,842
Universal Health Services, Inc., Class B	1,326	59,763

		1,362,885
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (I)	4,819	53,587
Cerner Corp. (I) (L)	4,306	332,509

		386,096
Life Sciences Tools & Services - 1.9%
Bio-Rad Laboratories, Inc., Class A (I)	380	39,706
Covance, Inc. (I)	1,078	61,457
Illumina, Inc. (I) (L)	3,640	195,504
Mettler-Toledo International, Inc. (I)	918	171,749
Waters Corp. (I)	2,595	219,407

		687,823
Pharmaceuticals - 2.6%
Forest Laboratories, Inc. (I)	7,864	278,857
Mylan, Inc. (I)	12,013	326,513
Perrigo Company	2,629	272,102

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Warner Chilcott PLC, Class A	6,503	$75,825

		953,297

		5,564,966
Industrials - 15.0%
Aerospace & Defense - 1.5%
B/E Aerospace, Inc. (I)	3,125	148,000
Textron, Inc.	8,442	198,303
TransDigm Group, Inc.	1,462	198,861

		545,164
Airlines - 1.5%
Delta Air Lines, Inc. (I)	25,167	251,670
Southwest Airlines Company	10,997	104,801
United Continental Holdings, Inc. (I)	9,837	198,904

		555,375
Building Products - 1.0%
Fortune Brands Home & Security, Inc. (I)	4,756	142,632
Masco Corp.	7,025	119,144
Owens Corning, Inc. (I)	3,332	115,221

		376,997
Commercial Services & Supplies - 2.1%
Copart, Inc. (I)	3,253	98,273
Stericycle, Inc. (I)	2,535	236,946
The ADT Corp. (I)	6,850	314,415
Waste Connections, Inc.	3,552	116,932

		766,566
Construction & Engineering - 0.2%
Foster Wheeler AG (I)	3,193	71,715
Electrical Equipment - 2.1%
AMETEK, Inc.	7,178	267,955
Roper Industries, Inc.	2,895	322,879
Sensata Technologies Holding NV (I)	2,691	83,044
The Babcock & Wilcox Company	3,203	80,684

		754,562
Machinery - 3.3%
Donaldson Company, Inc.	4,254	142,849
Flowserve Corp.	1,513	209,626
Gardner Denver, Inc.	1,449	101,213
IDEX Corp.	1,257	56,502
Joy Global, Inc.	2,037	116,089
Nordson Corp.	1,708	104,513
Pall Corp. (L)	3,439	204,552
WABCO Holdings, Inc. (I)	1,940	120,377
Wabtec Corp.	1,417	119,907

		1,175,628
Professional Services - 1.8%
IHS, Inc., Class A (I)	1,693	155,993
Nielsen Holdings NV (I)	3,836	108,636
Robert Half International, Inc.	2,075	58,640
The Dun & Bradstreet Corp.	1,328	105,151
Verisk Analytics, Inc., Class A (I)	4,172	207,932

		636,352
Road & Rail - 1.2%
J.B. Hunt Transport Services, Inc.	2,820	167,649
Kansas City Southern	3,256	254,456

		422,105

117

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 0.3%
MSC Industrial Direct Company, Inc., Class A	1,428	$103,758

		5,408,222
Information Technology - 18.5%
Communications Equipment - 0.9%
F5 Networks, Inc. (I)	2,339	219,118
Palo Alto Networks, Inc. (I)	402	21,877
Riverbed Technology, Inc. (I)	4,338	77,650

		318,645
Computers & Peripherals - 0.3%
SanDisk Corp. (I)	2,579	100,839
Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp., Class A	4,765	295,049
Dolby Laboratories, Inc., Class A (I)	1,492	49,788
Flextronics International, Ltd. (I)	7,025	40,675
FLIR Systems, Inc.	4,625	94,350
Trimble Navigation, Ltd. (I)	3,768	209,652

		689,514
Internet Software & Services - 3.3%
Akamai Technologies, Inc. (I)	5,248	192,182
Equinix, Inc. (I)	1,426	264,894
IAC/InterActiveCorp	2,420	114,103
LinkedIn Corp., Class A (I)	2,360	255,210
Rackspace Hosting, Inc. (I)	3,211	221,944
VeriSign, Inc. (I)	4,629	157,988

		1,206,321
IT Services - 3.3%
Alliance Data Systems Corp. (I)	1,477	210,458
Fiserv, Inc. (I)	4,015	309,115
Gartner, Inc. (I)	2,804	134,256
Global Payments, Inc.	2,373	104,198
Teradata Corp. (I)	4,990	296,805
Vantiv, Inc., Class A (I)	1,529	33,133
VeriFone Systems, Inc. (I)	3,271	99,406

		1,187,371
Semiconductors & Semiconductor Equipment - 3.6%
Atmel Corp. (I)	13,287	74,274
Avago Technologies, Ltd.	6,885	241,664
Cree, Inc. (I)	3,315	107,108
Freescale Semiconductor, Ltd. (I)	1,513	14,010
Lam Research Corp. (I)	1,889	66,342
LSI Corp. (I)	16,502	111,223
Micron Technology, Inc. (I)	29,787	178,126
NVIDIA Corp.	9,293	111,330
Skyworks Solutions, Inc. (I)	5,699	129,082
Xilinx, Inc.	7,760	268,884

		1,302,043
Software - 5.2%
ANSYS, Inc. (I)	2,733	181,280
Autodesk, Inc. (I)	6,710	222,302
BMC Software, Inc. (I)	4,793	196,321
Electronic Arts, Inc. (I)	3,336	49,406
FactSet Research Systems, Inc.	1,250	115,488
Fortinet, Inc. (I)	3,799	75,904
Informatica Corp. (I)	3,289	88,375
MICROS Systems, Inc. (I)	2,425	105,391
NetSuite, Inc. (I)	840	50,081
Nuance Communications, Inc. (I)	7,382	164,176
Red Hat, Inc. (I)	5,713	282,222
ServiceNow, Inc. (I)	1,110	36,219
Solera Holdings, Inc.	2,098	108,592

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Synopsys, Inc. (I)	2,207	$72,390
TIBCO Software, Inc. (I)	4,797	120,165

		1,868,312

		6,673,045
Materials - 5.6%
Chemicals - 3.5%
Albemarle Corp.	2,683	160,417
Celanese Corp., Series A	4,709	193,257
CF Industries Holdings, Inc.	649	138,905
FMC Corp.	4,064	225,389
Sigma-Aldrich Corp.	2,323	168,464
The Scotts Miracle-Gro Company, Class A	1,299	53,857
Valspar Corp.	2,565	161,031
W.R. Grace & Company (I)	2,132	139,582
Westlake Chemical Corp.	296	21,433

		1,262,335
Construction Materials - 0.4%
Vulcan Materials Company	2,489	131,519
Containers & Packaging - 1.3%
Aptargroup, Inc.	708	33,750
Ball Corp.	4,351	194,446
Crown Holdings, Inc. (I)	4,409	164,676
Rock-Tenn Company, Class A	1,047	68,097

		460,969
Metals & Mining - 0.4%
Royal Gold, Inc.	1,902	153,606

		2,008,429
Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. (I)	4,498	84,832
Wireless Telecommunication Services - 0.8%
MetroPCS Communications, Inc. (I)	4,596	48,947
SBA Communications Corp., Class A (I)	3,599	247,683

		296,630

		381,462
Utilities - 0.5%
Electric Utilities - 0.3%
ITC Holdings Corp.	1,544	121,281
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. (I)	4,488	77,463

		198,744

TOTAL COMMON STOCKS (Cost $29,434,317)		$35,955,782

SECURITIES LENDING COLLATERAL - 2.1%
John Hancock Collateral
Investment Trust, 0.2768% (W) (Y)	76,938	769,910

TOTAL SECURITIES LENDING
COLLATERAL (Cost $769,643)		$769,910

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.6%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.0900% (Y)	232,609	232,609

118

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
U.S. Government - 0.1%
U.S. Treasury Bill, 0.0950% *	$30,000	$29,995

TOTAL SHORT-TERM INVESTMENTS (Cost $262,604)		$262,604

Total Investments (Mid Cap Growth Index Fund)
(Cost $30,466,564) - 102.6%		$36,988,296
Other assets and liabilities, net - (2.6%)		(953,149)

TOTAL NET ASSETS - 100.0%		$36,035,147

Mid Cap Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.2%
Consumer Discretionary - 26.5%
Auto Components - 2.7%
Allison Transmission Holdings, Inc. (L)	503,683	$10,471,570
Tenneco, Inc. (I)(L)	336,170	10,780,972
WABCO Holdings, Inc. (I)	83,188	5,161,815

		26,414,357
Hotels, Restaurants & Leisure - 4.6%
Buffalo Wild Wings, Inc. (I)(L)	115,470	8,364,647
Burger King Worldwide, Inc.	1,066,817	18,285,243
Life Time Fitness, Inc. (I)(L)	232,300	10,932,038
The Cheesecake Factory, Inc. (L)	239,350	8,183,377

		45,765,305
Household Durables - 3.0%
Jarden Corp. (L)	78,538	4,155,446
Lennar Corp., Class A (L)	129,720	4,934,549
PulteGroup, Inc. (I)(L)	279,070	4,691,167
Standard Pacific Corp. (I)(L)	726,370	4,866,679
Whirlpool Corp.	106,500	10,845,960

		29,493,801
Internet & Catalog Retail - 2.6%
HomeAway, Inc. (I)(L)	401,500	8,222,720
Shutterfly, Inc. (I)(L)	243,283	6,556,477
TripAdvisor, Inc. (I)	282,880	10,803,187

		25,582,384
Leisure Equipment & Products - 0.5%
Brunswick Corp. (L)	194,124	5,002,575
Media - 3.1%
AMC Networks, Inc., Class A (I)	184,700	9,744,772
DreamWorks Animation
SKG, Inc., Class A (I)(L)	324,220	5,553,889
Pandora Media, Inc. (I)(L)	772,370	6,735,066
Sirius XM Radio, Inc. (I)(L)	3,016,630	8,386,231

		30,419,958
Multiline Retail - 1.3%
Family Dollar Stores, Inc.	185,210	13,186,952
Specialty Retail - 4.6%
CarMax, Inc. (I)(L)	225,310	8,169,741
Dick’s Sporting Goods, Inc.	196,720	10,329,767
DSW, Inc., Class A	108,050	7,350,642
Francesca’s Holdings Corp. (I)(L)	352,600	9,178,178
Restoration Hardware Holdings, Inc. (I)(L)	8,400	309,960
Urban Outfitters, Inc. (I)	266,830	10,059,491

		45,397,779

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 4.1%
Hanesbrands, Inc. (I)(L)	456,670	$16,485,787
PVH Corp.	86,700	9,934,953
Samsonite International SA	6,662,400	14,308,532

		40,729,272

		261,992,383
Consumer Staples - 2.0%
Beverages - 1.0%
Constellation Brands, Inc., Class A (I)	292,010	10,477,319
Personal Products - 1.0%
Herbalife, Ltd.	207,740	9,549,808

		20,027,127
Energy - 7.0%
Energy Equipment & Services - 2.2%
Ensco PLC, Class A	175,150	10,198,985
Trican Well Service, Ltd.	912,100	11,275,571

		21,474,556
Oil, Gas & Consumable Fuels - 4.8%
Cabot Oil & Gas Corp.	160,550	7,561,905
Cobalt International Energy, Inc. (I)	233,220	5,438,690
Peabody Energy Corp.	391,240	9,824,036
Pioneer Natural Resources Company	94,980	10,162,860
Southwestern Energy Company (I)(L)	215,510	7,480,352
Whiting Petroleum Corp. (I)	164,100	6,882,354

		47,350,197

		68,824,753
Financials - 4.9%
Capital Markets - 1.1%
Invesco, Ltd.	437,600	10,935,624
Commercial Banks - 0.9%
M&T Bank Corp. (L)	93,200	9,108,436
Insurance - 1.2%
Aon PLC	183,030	10,396,104
The Hanover Insurance Group, Inc.	53,400	1,951,770

		12,347,874
Real Estate Investment Trusts - 1.1%
Host Hotels & Resorts, Inc. (L)	730,360	10,728,988
Real Estate Management & Development - 0.6%
Zillow, Inc., Class A (I)(L)	199,030	5,477,306

		48,598,228
Health Care - 18.1%
Biotechnology - 2.1%
Arena Pharmaceuticals, Inc. (I)(L)	540,040	4,784,754
Cubist Pharmaceuticals, Inc. (I)	113,690	4,616,951
Onyx Pharmaceuticals, Inc. (I)(L)	57,880	4,368,204
Regeneron Pharmaceuticals, Inc. (I)(L)	39,870	7,039,049

		20,808,958
Health Care Equipment & Supplies - 5.0%
Edwards Lifesciences Corp. (I)	229,800	19,939,746
HeartWare International, Inc. (I)(L)	128,580	10,583,420
Hologic, Inc. (I)	1,010,460	19,279,577

		49,802,743
Health Care Providers & Services - 5.2%
Air Methods Corp. (L)	63,860	6,971,596
Cardinal Health, Inc.	331,100	13,392,995
Catamaran Corp. (I)	412,532	20,086,183

119

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Team Health Holdings, Inc. (I)	370,370	$10,366,656

		50,817,430
Life Sciences Tools & Services - 2.8%
Agilent Technologies, Inc.	337,500	12,922,875
Covance, Inc. (I)	133,420	7,606,274
PAREXEL International Corp. (I)	229,200	7,400,868

		27,930,017
Pharmaceuticals - 3.0%
Auxilium Pharmaceuticals, Inc. (I)	186,840	3,576,118
Forest Laboratories, Inc. (I)	263,620	9,347,965
Salix Pharmaceuticals, Ltd. (I)	118,410	5,073,869
Watson Pharmaceuticals, Inc. (I)	130,720	11,504,667

		29,502,619

		178,861,767
Industrials - 12.3%
Aerospace & Defense - 1.5%
DigitalGlobe, Inc. (I)(L)	597,730	14,907,386
Airlines - 1.0%
Spirit Airlines, Inc. (I)	592,767	9,946,630
Building Products - 1.1%
Owens Corning, Inc. (I)	316,410	10,941,458
Electrical Equipment - 1.7%
Polypore International, Inc. (I)(L)	408,290	16,760,305
Machinery - 3.0%
Colfax Corp. (I)(L)	277,400	10,815,826
Kennametal, Inc.	264,692	10,090,059
Pall Corp.	139,750	8,312,330

		29,218,215
Professional Services - 2.8%
Capita PLC	1,086,154	13,273,906
IHS, Inc., Class A (I)	160,488	14,787,364

		28,061,270
Trading Companies & Distributors - 1.2%
WESCO International, Inc. (I)(L)	178,200	11,520,630

		121,355,894
Information Technology - 21.1%
Communications Equipment - 1.3%
JDS Uniphase Corp. (I)	218,700	2,652,831
Juniper Networks, Inc. (I)	569,300	10,236,014

		12,888,845
Electronic Equipment, Instruments & Components - 0.5%
National Instruments Corp.	173,930	4,229,978
Universal Display Corp. (I)(L)	11,700	279,396

		4,509,374
Internet Software & Services - 6.2%
Akamai Technologies, Inc. (I)	361,840	13,250,581
CoStar Group, Inc. (I)	54,802	4,760,102
Equinix, Inc. (I)(L)	52,527	9,757,416
IAC/InterActiveCorp	276,800	13,051,120
LinkedIn Corp., Class A (I)(L)	188,330	20,366,006

		61,185,225
IT Services - 1.1%
Genpact, Ltd.	369,050	5,923,253
Teradata Corp. (I)	89,240	5,307,995

		11,231,248

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 12.0%
BroadSoft, Inc. (I)(L)	331,292	$10,478,766
Cadence Design Systems, Inc. (I)(L)	1,108,450	14,110,569
Citrix Systems, Inc. (I)	144,320	8,826,611
Concur Technologies, Inc. (I)(L)	175,070	11,503,850
MICROS Systems, Inc. (I)(L)	264,880	11,511,685
Salesforce.com, Inc. (I)(L)	94,670	14,926,619
ServiceNow, Inc. (I)(L)	394,310	12,866,335
Solera Holdings, Inc.	314,450	16,275,932
Splunk, Inc. (I)(L)	179,741	5,428,178
TIBCO Software, Inc. (I)	391,010	9,794,801
Workday, Inc., Class A (I)	48,160	2,412,816

		118,136,162

		207,950,854
Materials - 6.4%
Chemicals - 0.9%
Methanex Corp. (L)	291,890	8,826,754
Containers & Packaging - 3.3%
Ball Corp.	220,990	9,876,043
Crown Holdings, Inc. (I)	300,710	11,231,519
Rock-Tenn Company, Class A	174,500	11,349,480

		32,457,042
Paper & Forest Products - 2.2%
International Paper Company	276,040	10,252,126
Louisiana-Pacific Corp. (I)	652,190	11,361,150

		21,613,276

		62,897,072
Telecommunication Services - 0.9%
Wireless Telecommunication Services - 0.9%
Crown Castle International Corp. (I)	136,470	9,214,454

TOTAL COMMON STOCKS (Cost $845,612,635)		$979,722,532

SECURITIES LENDING COLLATERAL - 19.3%
John Hancock Collateral
Investment Trust, 0.2768% (W)(Y)	19,110,286	191,234,725

TOTAL SECURITIES LENDING
COLLATERAL (Cost $191,191,681)		$191,234,725

SHORT-TERM INVESTMENTS - 2.1%
Repurchase Agreement - 2.1%
Deutsche Tri-Party Repurchase Agreement
dated 11/30/2012 at 0.250% to be
repurchased at $20,700,431 on 12/03/2012,
collateralized by $19,264,650 Government
National Mortgage Association, 5.000% due
05/15/2039 (valued at $21,114,000
including interest)	$20,700,000	$20,700,000

TOTAL SHORT-TERM INVESTMENTS (Cost $20,700,000)		$20,700,000

Total Investments (Mid Cap Stock Fund)
(Cost $1,057,504,316) - 120.6%		$1,191,657,257
Other assets and liabilities, net - (20.6%)		(203,804,657)

TOTAL NET ASSETS - 100.0%		$987,852,600

120

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.1%
Consumer Discretionary - 13.1%
Auto Components - 2.2%
TRW Automotive Holdings Corp. (I)	18,654	$944,639
Visteon Corp. (I)	14,081	705,458

		1,650,097
Automobiles - 0.5%
Ford Motor Company	33,316	381,468
Hotels, Restaurants & Leisure - 2.2%
Darden Restaurants, Inc.	7,284	385,178
Penn National Gaming, Inc. (I)(L)	9,885	502,356
Royal Caribbean Cruises, Ltd.	21,630	762,458

		1,649,992
Household Durables - 0.6%
Newell Rubbermaid, Inc.	20,801	453,670
Internet & Catalog Retail - 1.5%
Liberty Interactive Corp., Series A (I)	47,074	908,528
Liberty Ventures, Series A (I)	2,880	168,624

		1,077,152
Media - 4.0%
DISH Network Corp., Class A	23,481	869,736
Liberty Media Corp. - Liberty
Capital, Series A (I)	4,483	493,085
National CineMedia, Inc.	11,420	163,306
Regal Entertainment Group, Class A (L)	4,710	73,382
The Interpublic Group of Companies, Inc.	42,938	464,589
Virgin Media, Inc. (L)	23,950	842,322

		2,906,420
Multiline Retail - 1.6%
Kohl’s Corp.	10,839	483,961
Macy’s, Inc.	18,484	715,331

		1,199,292
Specialty Retail - 0.5%
GameStop Corp., Class A	13,600	357,000

		9,675,091
Consumer Staples - 2.8%
Food Products - 2.0%
Hillshire Brands Company	8,804	245,191
Post Holdings, Inc. (I)	9,724	334,895
Smithfield Foods, Inc. (I)	2,745	61,406
The Hershey Company	7,552	553,335
The J.M. Smucker Company	2,194	194,081
Tyson Foods, Inc., Class A	3,827	73,364

		1,462,272
Household Products - 0.5%
The Clorox Company	4,877	372,359
Tobacco - 0.3%
Lorillard, Inc.	2,138	259,040

		2,093,671
Energy - 8.1%
Energy Equipment & Services - 3.0%
C&J Energy Services, Inc. (I)(L)	12,823	256,075
Ensco PLC, Class A	13,314	775,274
McDermott International, Inc. (I)	15,807	166,448
Noble Corp.	27,826	959,719

		2,157,516
Oil, Gas & Consumable Fuels - 5.1%
EQT Corp.	7,165	430,330
Kinder Morgan, Inc.	8,748	295,770

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Company	5,358	$573,306
QEP Resources, Inc.	16,690	469,323
Southwestern Energy Company (I)	7,000	242,970
Spectra Energy Corp.	25,393	709,734
Valero Energy Corp.	10,803	348,505
Whiting Petroleum Corp. (I)	16,795	704,382

		3,774,320

		5,931,836
Financials - 23.1%
Capital Markets - 2.4%
Invesco, Ltd.	51,184	1,279,088
Lazard, Ltd., Class A (L)	14,782	435,330

		1,714,418
Commercial Banks - 7.1%
CIT Group, Inc. (I)	30,034	1,112,760
Comerica, Inc.	34,923	1,033,369
Fifth Third Bancorp	80,639	1,180,555
Huntington Bancshares, Inc.	110,449	679,261
M&T Bank Corp. (L)	6,157	601,724
SunTrust Banks, Inc.	9,837	267,075
TCF Financial Corp.	31,046	368,826

		5,243,570
Diversified Financial Services - 0.2%
NYSE Euronext	6,600	154,110
Insurance - 11.1%
Axis Capital Holdings, Ltd.	35,229	1,267,187
Everest Re Group, Ltd.	4,712	511,111
Hartford Financial Services Group, Inc.	44,132	934,716
Lincoln National Corp.	38,602	953,469
PartnerRe, Ltd.	6,860	568,557
Principal Financial Group, Inc.	13,415	364,217
Reinsurance Group of America, Inc.	20,513	1,050,266
Validus Holdings, Ltd.	16,989	602,430
W.R. Berkley Corp.	6,647	264,218
XL Group PLC	67,751	1,648,382

		8,164,553
Real Estate Investment Trusts - 2.3%
Equity Lifestyle Properties, Inc.	3,134	205,716
General Growth Properties, Inc.	11,571	224,130
Hospitality Properties Trust	8,612	195,492
Rayonier, Inc.	16,795	837,063
Taubman Centers, Inc.	3,173	245,812

		1,708,213

		16,984,864
Health Care - 10.9%
Health Care Equipment & Supplies - 3.2%
Boston Scientific Corp. (I)	108,226	599,572
Teleflex, Inc.	13,101	906,589
Zimmer Holdings, Inc.	12,639	833,795

		2,339,956
Health Care Providers & Services - 2.4%
Cigna Corp.	22,991	1,201,740
Humana, Inc.	8,779	574,234

		1,775,974
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	19,182	734,479
Pharmaceuticals - 4.3%
Mylan, Inc. (I)	50,111	1,362,017

121

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Watson Pharmaceuticals, Inc. (I)	20,941	$1,843,017

		3,205,034

		8,055,443
Industrials - 13.6%
Aerospace & Defense - 1.1%
Embraer SA, ADR	15,108	376,642
L-3 Communications Holdings, Inc.	2,652	203,806
Raytheon Company	4,253	242,974

		823,422
Airlines - 0.4%
United Continental Holdings, Inc. (I)(L)	12,901	260,858
Building Products - 1.5%
AO Smith Corp.	17,097	1,076,256
Commercial Services & Supplies - 0.2%
R.R. Donnelley & Sons Company (L)	19,400	182,360
Construction & Engineering - 1.5%
Chicago Bridge & Iron Company NV	10,733	436,082
Jacobs Engineering Group, Inc. (I)	8,530	349,218
KBR, Inc.	11,992	333,378

		1,118,678
Electrical Equipment - 3.2%
Cooper Industries PLC	22,802	1,808,883
Rockwell Automation, Inc.	6,919	548,262

		2,357,145
Machinery - 2.0%
AGCO Corp. (I)	10,172	469,438
Harsco Corp.	9,500	191,425
Parker Hannifin Corp.	9,483	779,028

		1,439,891
Road & Rail - 3.7%
Con-way, Inc.	8,521	239,355
J.B. Hunt Transport Services, Inc. (L)	13,766	818,389
Kansas City Southern	17,139	1,339,413
Werner Enterprises, Inc. (L)	16,835	365,151

		2,762,308

		10,020,918
Information Technology - 7.5%
Computers & Peripherals - 1.1%
NCR Corp. (I)	33,516	802,038
Electronic Equipment, Instruments & Components - 2.1%
Amphenol Corp., Class A	12,663	784,093
Avnet, Inc. (I)	25,451	745,460

		1,529,553
IT Services - 0.8%
Amdocs, Ltd.	18,212	609,374
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	7,669	311,361
Fairchild Semiconductor International, Inc. (I)	15,200	202,768
LSI Corp. (I)	117,176	789,766
Microchip Technology, Inc. (L)	22,914	697,044
ON Semiconductor Corp. (I)	85,334	565,764

		2,566,703

		5,507,668
Materials - 8.1%
Chemicals - 6.2%
Agrium, Inc.	5,145	524,893

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Eastman Chemical Company	35,680	$2,171,128
PPG Industries, Inc.	14,738	1,831,491

		4,527,512
Containers & Packaging - 0.5%
Rock-Tenn Company, Class A	5,743	373,525
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	4,273	166,690
Paper & Forest Products - 1.2%
Domtar Corp.	6,364	509,820
International Paper Company	10,500	389,970

		899,790

		5,967,517
Telecommunication Services - 1.1%
Diversified Telecommunication Services - 1.1%
CenturyLink, Inc.	19,884	772,295
Utilities - 7.8%
Electric Utilities - 3.3%
Entergy Corp.	8,244	523,824
NV Energy, Inc.	59,912	1,098,187
Pepco Holdings, Inc. (L)	26,613	525,341
Xcel Energy, Inc.	11,359	307,261

		2,454,613
Gas Utilities - 0.9%
Questar Corp.	32,184	631,450
Multi-Utilities - 3.6%
Ameren Corp.	10,363	310,579
DTE Energy Company	12,201	739,137
Sempra Energy	13,044	892,470
Wisconsin Energy Corp.	19,908	747,147

		2,689,333

		5,775,396

TOTAL COMMON STOCKS (Cost $49,985,584)		$70,784,699

CONVERTIBLE BONDS - 0.4%
Materials - 0.4%
Cemex SAB de CV 3.750%, 03/15/2018	$312,000	$325,455

TOTAL CONVERTIBLE BONDS (Cost $312,000)		$325,455

WARRANTS - 0.1%
Energy - 0.1%
Kinder Morgan, Inc. (Expiration Date:
05/25/2017; Strike Price: $40.00) (I)	23,960	90,569

TOTAL WARRANTS (Cost $25,565)		$90,569

SECURITIES LENDING COLLATERAL - 4.8%
John Hancock Collateral
Investment Trust, 0.2768% (W)(Y)	354,141	3,543,858

TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,541,611)		$3,543,858

122

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 3.4%
Commercial Paper - 3.4%
Jupiter Securitization Company, LLC.,
0.1008%, 12/03/2012 *	$2,500,000	$2,499,979

TOTAL SHORT-TERM INVESTMENTS (Cost $2,499,979)		$2,499,979

Total Investments (Mid Cap Value Equity Fund)
(Cost $56,364,739) - 104.8%		$77,244,560
Other assets and liabilities, net - (4.8%)		(3,546,470)

TOTAL NET ASSETS - 100.0%		$73,698,090

Mid Cap Value Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.4%
Consumer Discretionary - 13.4%
Auto Components - 1.3%
Autoliv, Inc.	2,606	$157,298
Lear Corp.	2,719	118,739
TRW Automotive Holdings Corp. (I)	2,866	145,134

		421,171
Distributors - 0.9%
Genuine Parts Company (L)	4,340	282,491
Diversified Consumer Services - 0.5%
Apollo Group, Inc., Class A (I)	1,000	19,190
H&R Block, Inc.	7,747	139,678

		158,868
Hotels, Restaurants & Leisure - 1.4%
Darden Restaurants, Inc.	3,553	187,883
Hyatt Hotels Corp., Class A (I)	763	27,850
International Game Technology	7,423	102,957
Royal Caribbean Cruises, Ltd.	3,958	139,520

		458,210
Household Durables - 3.6%
D.R. Horton, Inc. (L)	8,010	155,875
Garmin, Ltd.	3,272	127,248
Harman International Industries, Inc.	610	24,132
Jarden Corp.	1,400	74,074
Leggett & Platt, Inc.	3,815	106,248
Lennar Corp., Class A	2,200	83,688
Mohawk Industries, Inc. (I)	1,661	142,829
Newell Rubbermaid, Inc.	7,982	174,087
Toll Brothers, Inc. (I)	1,506	47,951
Tupperware Brands Corp.	500	32,425
Whirlpool Corp.	2,165	220,484

		1,189,041
Internet & Catalog Retail - 0.5%
Expedia, Inc.	2,700	167,022
Liberty Ventures, Series A (I)	1	35

		167,057
Leisure Equipment & Products - 1.4%
Hasbro, Inc. (L)	3,212	123,534
Mattel, Inc.	9,501	356,383

		479,917
Media - 1.1%
Gannett Company, Inc. (L)	6,316	113,056
Lamar Advertising Company, Class A (I)	596	23,405

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
The Interpublic Group of Companies, Inc.	7,839	$84,818
The Washington Post Company, Class B (L)	127	46,617
Virgin Media, Inc. (L)	2,485	87,397

		355,293
Multiline Retail - 0.7%
Nordstrom, Inc.	4,486	242,648
Specialty Retail - 2.0%
Abercrombie & Fitch Company, Class A	2,300	105,547
American Eagle Outfitters, Inc.	4,896	103,795
Best Buy Company, Inc.	8,000	104,880
Foot Locker, Inc.	4,200	150,528
GameStop Corp., Class A	3,562	93,503
Guess?, Inc.	1,745	45,143
Williams-Sonoma, Inc.	1,551	70,198

		673,594

		4,428,290
Consumer Staples - 7.7%
Beverages - 2.8%
Beam, Inc.	3,988	223,767
Coca-Cola Enterprises, Inc.	8,196	255,551
Dr. Pepper Snapple Group, Inc.	5,822	261,117
Molson Coors Brewing Company, Class B	4,100	169,986

		910,421
Food & Staples Retailing - 0.3%
Safeway, Inc.	6,657	113,901
Food Products - 3.1%
Bunge, Ltd.	4,075	298,127
Ingredion, Inc.	2,100	136,395
McCormick & Company, Inc., Non-
Voting Shares	1,151	74,309
Smithfield Foods, Inc. (I)	3,998	89,435
The J.M. Smucker Company	3,051	269,891
Tyson Foods, Inc., Class A	8,120	155,660

		1,023,817
Household Products - 1.5%
Church & Dwight Company, Inc.	1,908	103,318
Energizer Holdings, Inc.	1,800	143,568
The Clorox Company	3,400	259,590

		506,476

		2,554,615
Energy - 6.5%
Energy Equipment & Services - 2.0%
Helmerich & Payne, Inc.	2,900	151,380
McDermott International, Inc. (I)	6,236	65,665
Nabors Industries, Ltd. (I)	8,046	118,276
Oil States International, Inc. (I)	1,500	106,080
Patterson-UTI Energy, Inc.	4,142	73,562
Rowan Companies PLC, Class A (I)	1,690	53,624
Superior Energy Services, Inc. (I)	4,400	89,364

		657,951
Oil, Gas & Consumable Fuels - 4.5%
Cimarex Energy Company	2,380	143,086
Cobalt International Energy, Inc. (I)	1,800	41,976
Denbury Resources, Inc. (I)	10,900	168,187
Energen Corp.	2,010	89,505
HollyFrontier Corp.	5,400	244,782
Kinder Morgan Management LLC (I)	1,837	139,428
Newfield Exploration Company (I)	3,768	91,713
Peabody Energy Corp.	7,400	185,814

123

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Plains Exploration & Production Company (I)	3,531	$126,057
Tesoro Corp.	3,885	164,258
WPX Energy, Inc. (I)	5,500	86,845

		1,481,651

		2,139,602
Financials - 26.8%
Capital Markets - 1.0%
Ares Capital Corp.	6,797	120,579
Jefferies Group, Inc.	3,650	61,904
Legg Mason, Inc.	3,360	85,781
Raymond James Financial, Inc.	1,618	61,080

		329,344
Commercial Banks - 3.5%
BOK Financial Corp.	705	38,803
Comerica, Inc.	5,323	157,508
Commerce Bancshares, Inc.	2,147	76,829
Cullen/Frost Bankers, Inc.	1,568	85,628
First Republic Bank	2,570	86,917
Huntington Bancshares, Inc.	23,859	146,733
KeyCorp	26,220	211,852
Regions Financial Corp.	39,205	261,497
Zions Bancorporation	5,087	102,096

		1,167,863
Consumer Finance - 0.7%
SLM Corp.	12,979	214,802
Diversified Financial Services - 1.1%
Leucadia National Corp.	5,771	127,828
NYSE Euronext	6,770	158,080
The NASDAQ OMX Group, Inc.	3,378	81,849

		367,757
Insurance - 9.1%
Alleghany Corp. (I)	340	119,340
American Financial Group, Inc.	1,912	75,811
Arthur J. Gallagher & Company	3,400	124,168
Assurant, Inc.	2,300	78,683
Axis Capital Holdings, Ltd.	3,101	111,543
Cincinnati Financial Corp.	4,300	174,236
Erie Indemnity Company, Class A	386	27,514
Everest Re Group, Ltd.	1,420	154,027
Fidelity National Financial, Inc., Class A	5,578	135,043
Genworth Financial, Inc., Class A (I)	13,619	81,033
HCC Insurance Holdings, Inc.	2,761	101,826
Lincoln National Corp.	7,719	190,659
Markel Corp. (I)	242	115,918
PartnerRe, Ltd.	1,719	142,471
Principal Financial Group, Inc.	8,200	222,630
Reinsurance Group of America, Inc.	2,048	104,858
RenaissanceRe Holdings, Ltd.	1,382	114,374
Torchmark Corp.	2,679	139,281
Unum Group	7,672	156,432
Validus Holdings, Ltd.	1,653	58,615
W.R. Berkley Corp.	3,184	126,564
White Mountains Insurance Group, Ltd.	149	76,774
Willis Group Holdings PLC	4,793	168,138
XL Group PLC	8,433	205,175

		3,005,113
Real Estate Investment Trusts - 10.3%
Alexandria Real Estate Equities, Inc.	1,765	119,879
American Capital Agency Corp.	9,436	297,706
Camden Property Trust	2,312	151,898

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Chimera Investment Corp.	28,523	$78,153
DDR Corp.	6,788	103,924
Digital Realty Trust, Inc.	2,153	138,955
Duke Realty Corp.	7,523	101,561
Essex Property Trust, Inc.	1,060	148,919
Federal Realty Investment Trust	894	93,012
Hospitality Properties Trust	3,460	78,542
Host Hotels & Resorts, Inc.	20,094	295,181
Kimco Realty Corp.	11,258	216,829
Liberty Property Trust	3,247	113,093
Piedmont Office Realty Trust, Inc., Class A	4,563	80,537
Plum Creek Timber Company, Inc. (L)	4,468	191,454
Rayonier, Inc. (L)	3,413	170,104
Realty Income Corp.	3,725	151,533
Regency Centers Corp.	2,494	116,844
Senior Housing Properties Trust	4,900	109,515
SL Green Realty Corp.	2,483	187,169
The Macerich Company	3,649	206,169
UDR, Inc.	6,964	160,242
Weingarten Realty Investors	1,555	42,265
WP Carey, Inc.	817	39,641

		3,393,125
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	424	34,772
Thrifts & Mortgage Finance - 1.0%
Hudson City Bancorp, Inc.	6,605	53,236
New York Community Bancorp, Inc. (L)	12,208	158,826
People’s United Financial, Inc.	9,603	117,061

		329,123

		8,841,899
Health Care - 5.2%
Health Care Equipment & Supplies - 0.9%
CareFusion Corp. (I)	6,162	172,043
Hologic, Inc. (I)	7,384	140,887

		312,930
Health Care Providers & Services - 1.8%
Coventry Health Care, Inc.	3,822	166,945
Omnicare, Inc.	3,030	109,807
Quest Diagnostics, Inc.	4,400	254,232
Universal Health Services, Inc., Class B	1,269	57,194

		588,178
Life Sciences Tools & Services - 0.9%
Bio-Rad Laboratories, Inc., Class A (I)	200	20,898
Covance, Inc. (I)	500	28,505
Life Technologies Corp. (I)	4,900	241,815

		291,218
Pharmaceuticals - 1.6%
Endo Health Solutions, Inc. (I)	3,206	91,884
Hospira, Inc. (I)	4,591	136,812
Watson Pharmaceuticals, Inc. (I)	3,572	314,372

		543,068

		1,735,394
Industrials - 9.6%
Aerospace & Defense - 1.4%
L-3 Communications Holdings, Inc.	2,685	206,342
Rockwell Collins, Inc.	3,700	211,566
Spirit Aerosystems Holdings, Inc., Class A (I)	3,136	49,392

		467,300

124

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines - 0.3%
Southwest Airlines Company	10,301	$98,169
Building Products - 0.2%
Masco Corp.	3,321	56,324
Commercial Services & Supplies - 1.4%
Avery Dennison Corp.	2,785	93,158
Cintas Corp.	3,108	128,796
Iron Mountain, Inc.	3,920	123,875
Pitney Bowes, Inc.	5,476	61,276
R.R. Donnelley & Sons Company (L)	4,679	43,983

		451,088
Construction & Engineering - 1.5%
Jacobs Engineering Group, Inc. (I)	3,600	147,384
KBR, Inc.	4,037	112,229
Quanta Services, Inc. (I)	5,790	149,729
URS Corp.	2,067	77,885

		487,227
Electrical Equipment - 0.4%
Hubbell, Inc., Class B	1,404	118,287
Machinery - 2.9%
AGCO Corp. (I)	2,700	124,605
IDEX Corp.	1,100	49,445
Joy Global, Inc.	1,000	56,990
Pentair, Ltd.	5,792	280,854
Snap-on, Inc.	1,647	130,838
SPX Corp.	1,450	98,774
Timken Company	2,251	101,408
Xylem, Inc.	5,100	133,059

		975,973
Professional Services - 1.2%
Equifax, Inc.	3,280	168,067
Manpower, Inc.	2,176	83,645
Robert Half International, Inc.	1,850	52,281
Towers Watson & Company, Class A	1,633	86,353

		390,346
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (I)	7,550	118,082

		3,162,796
Information Technology - 9.8%
Communications Equipment - 0.4%
Harris Corp.	3,188	150,250
Computers & Peripherals - 1.9%
SanDisk Corp. (I)	4,374	171,023
Seagate Technology PLC	10,150	254,765
Western Digital Corp.	6,151	205,689

		631,477
Electronic Equipment, Instruments & Components - 1.4%
Arrow Electronics, Inc. (I)	3,031	112,935
Avnet, Inc. (I)	3,845	112,620
Flextronics International, Ltd. (I)	11,789	68,258
Jabil Circuit, Inc.	5,010	95,190
Molex, Inc.	1,821	48,038
Molex, Inc., Class A	1,879	40,793

		477,834
IT Services - 1.8%
Computer Sciences Corp.	4,294	163,430
Fidelity National Information Services, Inc.	6,500	234,650
SAIC, Inc.	7,544	86,982

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Total Systems Services, Inc.	4,443	$97,524

		582,586
Semiconductors & Semiconductor Equipment - 3.8%
KLA-Tencor Corp.	4,645	211,208
Lam Research Corp. (I)	3,469	121,831
Linear Technology Corp.	6,400	212,416
Marvell Technology Group, Ltd.	13,300	112,784
Maxim Integrated Products, Inc.	8,063	235,359
Microchip Technology, Inc.	5,356	162,930
NVIDIA Corp.	8,637	103,471
ON Semiconductor Corp. (I)	12,212	80,966

		1,240,965
Software - 0.5%
Electronic Arts, Inc. (I)	5,712	84,595
Synopsys, Inc. (I)	2,086	68,421

		153,016

		3,236,128
Materials - 8.0%
Chemicals - 3.8%
Airgas, Inc.	1,816	160,843
Ashland, Inc.	2,170	153,896
CF Industries Holdings, Inc.	1,142	244,422
Eastman Chemical Company	4,230	257,396
Huntsman Corp.	5,571	91,587
International Flavors & Fragrances, Inc.	2,257	146,773
Rockwood Holdings, Inc.	2,100	96,327
Sigma-Aldrich Corp.	1,200	87,024
Westlake Chemical Corp.	300	21,723

		1,259,991
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	1,228	110,520
Vulcan Materials Company	1,223	64,623

		175,143
Containers & Packaging - 1.4%
Aptargroup, Inc.	1,157	55,154
Bemis Company, Inc.	2,832	95,155
Owens-Illinois, Inc. (I)	4,341	86,950
Rock-Tenn Company, Class A	983	63,934
Sealed Air Corp.	5,165	86,875
Sonoco Products Company	2,715	81,640

		469,708
Metals & Mining - 1.6%
Allegheny Technologies, Inc.	2,742	71,786
Cliffs Natural Resources, Inc.	3,951	113,591
Reliance Steel & Aluminum Company	2,099	118,384
Steel Dynamics, Inc.	5,804	74,988
United States Steel Corp.	4,009	86,434
Walter Energy, Inc.	1,763	53,243

		518,426
Paper & Forest Products - 0.7%
Domtar Corp.	971	77,787
MeadWestvaco Corp.	4,771	147,472

		225,259

		2,648,527
Telecommunication Services - 1.0%
Diversified Telecommunication Services - 0.8%
Frontier Communications Corp.	27,710	133,285

125

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Windstream Corp. (L)	16,353	$137,038

		270,323
Wireless Telecommunication Services - 0.2%
MetroPCS Communications, Inc. (I)	4,100	43,665
United States Cellular Corp. (I)	364	12,685

		56,350

		326,673
Utilities - 11.4%
Electric Utilities - 1.7%
NV Energy, Inc.	6,569	120,410
OGE Energy Corp.	2,778	158,707
Pepco Holdings, Inc. (L)	6,354	125,428
Pinnacle West Capital Corp.	3,077	158,342

		562,887
Gas Utilities - 1.7%
AGL Resources, Inc.	3,265	127,270
National Fuel Gas Company	1,912	99,577
ONEOK, Inc.	5,418	243,106
UGI Corp.	3,158	104,909

		574,862
Independent Power Producers & Energy Traders - 1.2%
AES Corp.	17,600	187,792
Calpine Corp. (I)	4,208	72,630
NRG Energy, Inc.	6,364	134,280

		394,702
Multi-Utilities - 5.9%
Alliant Energy Corp.	3,108	139,301
Ameren Corp.	6,746	202,178
CenterPoint Energy, Inc.	11,298	222,910
CMS Energy Corp.	7,303	178,412
DTE Energy Company	4,717	285,756
Integrys Energy Group, Inc.	2,184	116,123
MDU Resources Group, Inc.	5,019	103,994
NiSource, Inc.	7,876	190,363
SCANA Corp. (L)	3,456	160,151
TECO Energy, Inc.	5,562	93,497
Wisconsin Energy Corp.	6,422	241,018

		1,933,703
Water Utilities - 0.9%
American Water Works Company, Inc.	4,876	186,117
Aqua America, Inc.	3,888	99,300

		285,417

		3,751,571

TOTAL COMMON STOCKS (Cost $29,103,930)		$32,825,495

SECURITIES LENDING COLLATERAL - 4.7%
John Hancock Collateral
Investment Trust, 0.2768% (W) (Y)	156,512	1,566,204

TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,565,762)		$1,566,204

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.5%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.0900% (Y)	176,993	176,993

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
U.S. Government - 0.1%
U.S. Treasury Bill, 0.0950%, 02/07/2013 *	$20,000	$19,996

TOTAL SHORT-TERM INVESTMENTS (Cost $196,989)		$196,989

Total Investments (Mid Cap Value Index Fund)
(Cost $30,866,681) - 104.7%		$34,588,688
Other assets and liabilities, net - (4.7%)		(1,566,624)

TOTAL NET ASSETS - 100.0%		$33,022,064

Mid Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.7%
Consumer Discretionary - 9.7%
Auto Components - 0.6%
Visteon Corp. (I)	73,000	$3,657,300
Diversified Consumer Services - 0.4%
Strayer Education, Inc. (L)	47,100	2,464,743
Weight Watchers International, Inc. (L)	2,132	110,779

		2,575,522
Hotels, Restaurants & Leisure - 1.2%
International Game Technology	361,400	5,012,618
WMS Industries, Inc. (I) (L)	112,100	1,894,490

		6,907,108
Leisure Equipment & Products - 1.7%
Hasbro, Inc. (L)	59,300	2,280,678
Mattel, Inc.	172,600	6,474,226
Sankyo Company, Ltd.	37,800	1,554,169

		10,309,073
Media - 4.1%
Cablevision Systems Corp., Class A	362,700	5,019,768
Charter Communications, Inc., Class A (I)	87,235	6,180,600
DISH Network Corp., Class A	46,700	1,729,768
DreamWorks Animation
SKG, Inc., Class A (I) (L)	315,900	5,411,367
Scholastic Corp. (L)	50,400	1,414,224
The Washington Post Company, Class B (L)	13,100	4,808,486

		24,564,213
Specialty Retail - 1.7%
CarMax, Inc. (I)	68,500	2,483,810
The Gap, Inc.	223,900	7,715,594

		10,199,404

		58,212,620
Consumer Staples - 10.2%
Beverages - 0.7%
Beam, Inc.	31,300	1,756,243
Brown-Forman Corp., Class B	33,300	2,336,994

		4,093,237
Food & Staples Retailing - 3.4%
Sysco Corp. (L)	264,300	8,365,095
The Kroger Company	464,000	12,175,360

		20,540,455
Food Products - 4.4%
Archer-Daniels-Midland Company	185,800	4,960,860
Campbell Soup Company (L)	69,900	2,568,825

126

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Flowers Foods, Inc. (L)	295,000	$6,944,300
Kellogg Company	110,500	6,128,330
McCormick & Company, Inc., Non
Voting Shares	52,700	3,402,312
Tootsie Roll Industries, Inc. (L)	80,887	2,198,509

		26,203,136
Household Products - 0.7%
The Clorox Company	59,800	4,565,730
Personal Products - 1.0%
Avon Products, Inc.	446,200	6,224,490

		61,627,048
Energy - 8.7%
Energy Equipment & Services - 1.5%
Exterran Holdings, Inc. (I)	439,700	9,176,539
Oil, Gas & Consumable Fuels - 7.2%
CONSOL Energy, Inc. (L)	180,500	5,658,675
Hess Corp.	135,200	6,707,272
Murphy Oil Corp.	123,100	6,984,694
Nexen, Inc.	256,800	6,255,648
QEP Resources, Inc.	173,800	4,887,256
Talisman Energy, Inc.	658,700	7,413,566
Valero Energy Corp.	103,700	3,345,362
WPX Energy, Inc. (I)	138,900	2,193,231

		43,445,704

		52,622,243
Financials - 24.9%
Capital Markets - 6.2%
E*TRADE Financial Corp. (I)	919,810	7,744,800
Federated Investors, Inc., Class B (L)	31,600	627,260
Greenhill & Company, Inc. (L)	29,400	1,397,088
Janus Capital Group, Inc.	48,200	395,240
Lazard, Ltd., Class A (L)	274,800	8,092,860
Legg Mason, Inc.	197,500	5,042,175
Northern Trust Corp.	285,600	13,714,512

		37,013,935
Commercial Banks - 5.3%
BankUnited, Inc.	120,900	2,841,150
CIT Group, Inc. (I)	262,100	9,710,805
Commerce Bancshares, Inc.	54,666	1,955,955
First Horizon National Corp. (L)	666,958	6,309,423
M&T Bank Corp. (L)	28,200	2,755,986
SunTrust Banks, Inc.	155,900	4,232,685
Westamerica Bancorp. (L)	102,300	4,353,888

		32,159,892
Diversified Financial Services - 0.1%
Groupe Bruxelles Lambert SA	5,139	400,052
Insurance - 9.1%
Axis Capital Holdings, Ltd.	39,400	1,417,218
CNA Financial Corp.	82,400	2,326,152
Enstar Group, Ltd. (I)	4,100	419,881
Fidelity National Financial, Inc., Class A	293,500	7,105,635
First American Financial Corp.	351,300	8,360,940
Kemper Corp.	162,400	4,808,664
Loews Corp.	148,100	6,054,328
Marsh & McLennan Companies, Inc.	250,500	8,822,610
OneBeacon Insurance Group, Ltd., Class A (L)	73,600	992,128
The Progressive Corp.	266,600	5,665,250
White Mountains Insurance Group, Ltd.	16,600	8,553,316

		54,526,122

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts - 2.6%
Cousins Properties, Inc.	238,448	$1,957,658
General Growth Properties, Inc.	109,147	2,114,177
Prologis, Inc.	29,981	1,017,555
Weingarten Realty Investors (L)	107,700	2,927,286
Weyerhaeuser Company	277,897	7,658,841

		15,675,517
Real Estate Management & Development - 1.0%
Forest City Enterprises, Inc., Class A (I) (L)	124,300	1,870,715
The Howard Hughes Corp. (I)	17,098	1,259,781
The St. Joe Company (I) (L)	149,700	3,200,586

		6,331,082
Thrifts & Mortgage Finance - 0.6%
Capitol Federal Financial, Inc.	312,812	3,719,335

		149,825,935
Health Care - 6.9%
Health Care Equipment & Supplies - 0.8%
STERIS Corp.	27,400	936,258
Wright Medical Group, Inc. (I) (L)	135,300	2,857,536
Zimmer Holdings, Inc.	15,600	1,029,132

		4,822,926
Health Care Providers & Services - 3.3%
HealthSouth Corp. (I) (L)	299,900	6,594,801
Kindred Healthcare, Inc. (I) (L)	168,000	1,822,800
Quest Diagnostics, Inc.	87,900	5,078,862
Select Medical Holdings Corp.	196,700	2,171,568
Tenet Healthcare Corp. (I)	141,625	4,101,460

		19,769,491
Life Sciences Tools & Services - 0.6%
Life Technologies Corp. (I)	76,500	3,775,275
Pharmaceuticals - 2.2%
Forest Laboratories, Inc. (I)	151,900	5,386,374
Hospira, Inc. (I)	261,200	7,783,760

		13,170,134

		41,537,826
Industrials - 8.3%
Aerospace & Defense - 2.1%
Raytheon Company	72,600	4,147,638
Textron, Inc. (L)	366,600	8,611,434

		12,759,072
Airlines - 2.0%
Southwest Airlines Company	1,215,800	11,586,574
Commercial Services & Supplies - 1.1%
ACCO Brands Corp. (I)	163,962	1,105,104
Cintas Corp. (L)	136,200	5,644,128

		6,749,232
Electrical Equipment - 0.5%
The Babcock & Wilcox Company	120,300	3,030,357
Machinery - 1.2%
Ingersoll-Rand PLC	150,700	7,351,146
Professional Services - 1.3%
Manpower, Inc.	206,100	7,922,484
Road & Rail - 0.1%
Ryder Systems, Inc.	6,000	282,420

		49,681,285

127

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 7.4%
Communications Equipment - 1.0%
ADTRAN, Inc. (L)	165,300	$3,246,492
Tellabs, Inc.	782,600	2,786,056

		6,032,548
Computers & Peripherals - 0.2%
NetApp, Inc. (I)	39,000	1,236,690
Electronic Equipment, Instruments & Components - 1.6%
AVX Corp.	266,300	2,716,260
Molex, Inc., Class A	326,700	7,092,657

		9,808,917
IT Services - 2.3%
Automatic Data Processing, Inc.	9,900	561,924
CoreLogic, Inc. (I)	302,700	7,821,768
Lender Processing Services, Inc.	223,500	5,553,975

		13,937,667
Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials, Inc.	574,800	6,167,604
ASML Holding NV, ADR (L)	29,876	1,869,341
Marvell Technology Group, Ltd.	195,800	1,660,384
ON Semiconductor Corp. (I)	431,400	2,860,182

		12,557,511
Software - 0.2%
Electronic Arts, Inc. (I)	55,600	823,436

		44,396,769
Materials - 7.5%
Chemicals - 1.6%
International Flavors & Fragrances, Inc.	79,800	5,189,394
The Scotts Miracle-Gro Company, Class A (L)	104,200	4,320,132

		9,509,526
Construction Materials - 1.3%
Vulcan Materials Company	142,100	7,508,564
Containers & Packaging - 1.1%
Packaging Corp. of America	188,400	6,865,296
Metals & Mining - 2.4%
AngloGold Ashanti, Ltd., ADR	52,100	1,613,537
Franco-Nevada Corp. (L)	53,800	3,044,884
Gold Fields, Ltd., ADR	97,800	1,200,984
Newmont Mining Corp.	131,700	6,201,753
Nucor Corp.	51,100	2,104,298

		14,165,456
Paper & Forest Products - 1.1%
MeadWestvaco Corp.	220,200	6,806,382

		44,855,224
Telecommunication Services - 1.1%
Wireless Telecommunication Services - 1.1%
Telephone & Data Systems, Inc.	277,642	6,388,542
Utilities - 8.0%
Electric Utilities - 4.1%
American Electric Power Company, Inc.	109,500	4,670,175
Duke Energy Corp.	34,499	2,201,726
Entergy Corp.	31,700	2,014,218
FirstEnergy Corp.	146,954	6,239,667
Pepco Holdings, Inc. (L)	102,800	2,029,272
PPL Corp.	253,200	7,431,420

		24,586,478

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Independent Power Producers & Energy Traders - 2.9%
Calpine Corp. (I)	368,000	$6,351,680
GenOn Energy, Inc. (I)	3,048,684	7,774,144
NRG Energy, Inc. (L)	154,000	3,249,400

		17,375,224
Multi-Utilities - 1.0%
NiSource, Inc.	154,100	3,724,595
TECO Energy, Inc. (L)	135,700	2,281,118

		6,005,713

		47,967,415

TOTAL COMMON STOCKS (Cost $484,316,484)		$557,114,907

CONVERTIBLE BONDS - 0.3%
Materials - 0.3%
Alcoa, Inc. 5.250%, 03/15/2014	$1,315,000	$1,860,727

TOTAL CONVERTIBLE BONDS (Cost $2,074,235)		$1,860,727

SECURITIES LENDING COLLATERAL - 12.3%
John Hancock Collateral
Investment Trust, 0.2768% (W) (Y)	7,377,708	73,827,984

TOTAL SECURITIES LENDING
COLLATERAL (Cost $73,819,677)		$73,827,984

SHORT-TERM INVESTMENTS - 7.6%
Money Market Funds - 7.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0475% (Y)	1,428,572	1,428,572
T. Rowe Price Reserve Investment
Fund, 0.1281% (Y)	44,306,368	44,306,368

		45,734,940

TOTAL SHORT-TERM INVESTMENTS (Cost $45,734,940)		$45,734,940

Total Investments (Mid Value Fund)
(Cost $605,945,336) - 112.9%		$678,538,558
Other assets and liabilities, net - (12.9%)		(77,521,331)

TOTAL NET ASSETS - 100.0%		$601,017,227

Mutual Shares Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 84.4%
Consumer Discretionary - 9.1%
Automobiles - 1.0%
General Motors Company (I)	137,380	$3,555,390
Media - 7.4%
British Sky Broadcasting Group PLC	283,434	3,447,397
CBS Corp., Class B	111,325	4,005,474
Comcast Corp., Special Class A	29,177	1,051,539
News Corp., Class B	255,757	6,450,192
Reed Elsevier PLC	486,220	5,017,102
Time Warner Cable, Inc.	79,249	7,519,938

		27,491,642
Multiline Retail - 0.7%
Kohl’s Corp.	62,420	2,787,053

128

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.0%
Cie Financiere Richemont SA	1,582	$122,018

		33,956,103
Consumer Staples - 17.3%
Beverages - 2.5%
Coca-Cola Enterprises, Inc.	82,245	2,564,399
Dr. Pepper Snapple Group, Inc. (L)	65,956	2,958,127
Pernod-Ricard SA	34,657	3,923,817

		9,446,343
Food & Staples Retailing - 4.9%
CVS Caremark Corp.	171,808	7,990,790
The Kroger Company	198,539	5,209,663
Wal-Mart Stores, Inc.	26,513	1,909,466
Walgreen Company	96,390	3,268,585

		18,378,504
Food Products - 2.5%
General Mills, Inc.	91,485	3,749,970
Kraft Foods Group, Inc. (I)	30,884	1,396,574
Mondelez International, Inc., Class A	155,763	4,032,704

		9,179,248
Personal Products - 0.6%
Avon Products, Inc.	156,907	2,188,853
Tobacco - 6.8%
Altria Group, Inc.	119,678	4,046,313
British American Tobacco PLC	151,022	7,923,062
Imperial Tobacco Group PLC	169,742	6,793,425
Lorillard, Inc.	32,931	3,989,920
Philip Morris International, Inc.	27,083	2,434,220

		25,186,940

		64,379,888
Energy - 11.7%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	98,139	4,234,698
Ensco PLC, Class A	32,528	1,894,105
Transocean, Ltd.	77,938	3,600,736

		9,729,539
Oil, Gas & Consumable Fuels - 9.1%
Apache Corp. (L)	57,840	4,458,886
BP PLC	440,386	3,058,991
CONSOL Energy, Inc.	130,210	4,082,084
Marathon Oil Corp.	234,048	7,220,381
Marathon Petroleum Corp.	30,154	1,795,369
Murphy Oil Corp.	45,690	2,592,451
Nexen, Inc.	146,430	3,567,035
Royal Dutch Shell PLC, A Shares	192,299	6,441,026
WPX Energy, Inc. (I)	34,882	550,787

		33,767,010

		43,496,549
Financials - 14.0%
Capital Markets - 0.9%
Morgan Stanley	198,066	3,341,373
Commercial Banks - 2.9%
CIT Group, Inc. (I)	54,839	2,031,785
KB Financial Group, Inc.	32,397	1,062,928
PNC Financial Services Group, Inc.	101,772	5,713,480
Wells Fargo & Company	60,571	1,999,449

		10,807,642

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services - 2.8%
Citigroup, Inc.	100,749	$3,482,893
ING Groep NV, ADR (I)	302,874	2,725,925
JPMorgan Chase & Company	59,530	2,445,492
NYSE Euronext	66,378	1,549,926

		10,204,236
Insurance - 7.0%
ACE, Ltd.	70,059	5,550,775
Alleghany Corp. (I)	12,590	4,419,090
American International Group, Inc. (I)	190,479	6,310,569
MetLife, Inc.	67,620	2,244,308
White Mountains Insurance Group, Ltd.	9,814	5,056,762
Zurich Financial Services AG	9,768	2,494,342

		26,075,846
Real Estate Management & Development - 0.4%
Forestar Group, Inc. (I)	37,350	552,033
Realogy Holdings Corp. (I)	29,273	1,023,213

		1,575,246

		52,004,343
Health Care - 10.7%
Health Care Equipment & Supplies - 2.5%
Boston Scientific Corp. (I)	394,348	2,184,688
Medtronic, Inc. (L)	138,090	5,814,970
Stryker Corp.	22,569	1,222,337

		9,221,995
Health Care Providers & Services - 2.5%
CIGNA Corp.	102,779	5,372,258
Community Health Systems, Inc.	54,171	1,595,878
WellPoint, Inc.	45,030	2,517,177

		9,485,313
Pharmaceuticals - 5.7%
Eli Lilly & Company	31,611	1,550,203
Hospira, Inc. (I)	50,064	1,491,907
Merck & Company, Inc.	264,040	11,696,972
Pfizer, Inc.	171,888	4,300,638
Teva Pharmaceutical Industries, Ltd., ADR	56,610	2,284,214

		21,323,934

		40,031,242
Industrials - 4.9%
Aerospace & Defense - 1.5%
Huntington Ingalls Industries, Inc.	67,286	2,748,633
Raytheon Company	46,394	2,650,489

		5,399,122
Building Products - 0.9%
Owens Corning, Inc. (I)	101,430	3,507,449
Machinery - 1.4%
Oshkosh Corp. (I)	78,320	2,298,692
Stanley Black & Decker, Inc.	38,466	2,766,090

		5,064,782
Marine - 1.1%
AP Moller - Maersk A/S, Series B	583	4,153,927

		18,125,280
Information Technology - 8.3%
Communications Equipment - 1.5%
Cisco Systems, Inc.	244,000	4,614,040
Research In Motion, Ltd. (I)(L)	92,560	1,073,696

		5,687,736

129

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals - 0.6%
Hewlett-Packard Company	161,110	$2,092,819
Electronic Equipment, Instruments & Components - 0.9%
TE Connectivity, Ltd.	99,583	3,504,326
Internet Software & Services - 0.9%
Google, Inc., Class A (I)	4,727	3,301,195
Office Electronics - 1.0%
Xerox Corp.	557,663	3,797,685
Software - 3.4%
Microsoft Corp.	298,411	7,943,701
Nintendo Company, Ltd.	10,800	1,299,086
Symantec Corp. (I)	177,093	3,322,265

		12,565,052

		30,948,813
Materials - 4.1%
Chemicals - 0.7%
Linde AG	16,218	2,804,315
Metals & Mining - 0.6%
ThyssenKrupp AG	117,220	2,374,783
Paper & Forest Products - 2.8%
Domtar Corp.	16,676	1,335,914
International Paper Company	156,818	5,824,221
MeadWestvaco Corp.	100,506	3,106,640

		10,266,775

		15,445,873
Telecommunication Services - 1.8%
Wireless Telecommunication Services - 1.8%
Vodafone Group PLC	2,567,144	6,624,665
Utilities - 2.5%
Electric Utilities - 1.3%
E.ON AG	40,430	728,283
Entergy Corp.	25,024	1,590,025
Exelon Corp.	82,399	2,490,098

		4,808,406
Independent Power Producers & Energy Traders - 0.8%
NRG Energy, Inc. (L)	139,938	2,952,692
Multi-Utilities - 0.4%
GDF Suez	77,866	1,752,740

		9,513,838

TOTAL COMMON STOCKS (Cost $281,504,026)		$314,526,594

CORPORATE BONDS - 2.4%
Consumer Discretionary - 0.9%
Clear Channel Communications Inc
9.000%, 12/15/2019 (S)	$672,000	$609,000
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016	3,762,000	2,727,450

		3,336,450
Energy - 0.1%
Energy Future Intermediate Holding
Company LLC 11.000%, 10/01/2021	396,000	390,060
Industrials - 0.5%
American Airlines 2011-2 Class A Pass
Through Trust 8.625%, 10/15/2021	249,135	254,118
American Airlines Pass
Through Trust 2009-1A
10.375%, 07/02/2019	60,049	63,652

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
American Airlines, Inc.
7.500%, 03/15/2016 (H)(S)	$1,359,000	$1,420,155
13.000%, 08/01/2016	23,944	24,722

		1,762,647
Telecommunication Services - 0.2%
Wind Acquisition Finance SA
7.375%, 02/15/2018 (S)	230,000	293,502
11.750%, 07/15/2017 (S)	100,000	102,250
11.750%, 07/15/2017 (S)	192,000	255,948

		651,700
Utilities - 0.7%
Texas Competitive Electric Holdings
Company LLC 11.500%, 10/01/2020 (S)	3,500,000	2,590,000

TOTAL CORPORATE BONDS (Cost $8,832,818)		$8,730,857

TERM LOANS (M) - 2.7%
Consumer Discretionary - 1.3%
Clear Channel Communications, Inc.
3.859%, 01/29/2016	321,207	253,753
3.859%, 01/29/2016	1,923,223	1,555,407
Tribune Company
06/04/2014 (H)	3,855,000	3,030,922
Financials - 0.2%
iStar Financial, Inc.
5.250%, 03/18/2016	35,551	35,906
5.750%, 09/28/2017	558,671	558,496
7.000%, 03/17/2017	237,000	245,295

		839,697
Utilities - 1.2%
Texas Competitive Electric Holdings
Company LLC
4.743%, 10/10/2017	7,000,000	4,532,500

TOTAL TERM LOANS (Cost $9,411,905)		$10,212,279

SECURITIES LENDING COLLATERAL - 2.6%
John Hancock Collateral
Investment Trust, 0.2768% (W)(Y)	959,438	$9,601,001

TOTAL SECURITIES LENDING
COLLATERAL (Cost $9,601,210)		$9,601,001

SHORT-TERM INVESTMENTS - 11.4%
U.S. Government - 8.5%
U.S. Treasury Bill
0.080%, 01/03/2013 *	$3,000,000	$2,999,910
0.115%, 05/02/2013 *	2,500,000	2,498,725
0.115%, 05/16/2013 *	700,000	699,602
0.115%, 12/06/2012 *	1,100,000	1,099,996
0.120%, 05/09/2013 *	1,000,000	999,477
0.128%, 03/21/2013 *	3,000,000	2,999,235
0.130%, 05/30/2013 *	2,000,000	1,998,716
0.130%, 01/31/2013 *	3,000,000	2,999,730
0.130%, 02/21/2013 *	2,000,000	1,999,678
0.136%, 01/17/2013 *	800,000	799,947
0.138%, 01/24/2013 *	2,000,000	1,999,862
0.140%, 02/07/2013 *	2,000,000	1,999,790
0.140%, 04/11/2013 *	3,000,000	2,998,872
0.145%, 12/13/2012 *	2,000,000	1,999,974
0.195%, 03/14/2013 *	3,500,000	3,499,167

		31,592,681

130

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 2.9%
Repurchase Agreement with State Street Corp.
dated 11/30/2012 at 0.010% to be
repurchased at $11,000,009 on 12/03/2012,
collateralized by $11,190,000 Federal Home
Loan Mortgage Corp., 2.000% due
11/02/2022 (valued at $11,220,840,
including interest)	$11,000,000	$11,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $42,589,500)		$42,592,681

Total Investments (Mutual Shares Fund)
(Cost $351,939,459) - 103.5%		$385,663,412
Other assets and liabilities, net - (3.5%)		(13,078,254)

TOTAL NET ASSETS - 100.0%		$372,585,158

Real Estate Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.0%
Consumer Discretionary - 3.2%
Hotels, Restaurants & Leisure - 3.2%
Marriott International, Inc., Class A (L)	97,773	$3,548,182
Starwood Hotels & Resorts Worldwide, Inc.	58,100	3,135,076

		6,683,258

		6,683,258
Financials - 87.8%
Real Estate Investment Trusts - 87.8%
Diversified REITs - 4.3%
PS Business Parks, Inc.	30,800	1,986,292
Vornado Realty Trust	92,174	7,044,859

		9,031,151
Industrial REITs - 6.8%
DCT Industrial Trust, Inc. (L)	440,200	2,751,250
EastGroup Properties, Inc.	44,900	2,347,372
Prologis, Inc.	248,444	8,432,189
Terreno Realty Corp.	44,700	668,265

		14,199,076
Office REITs - 14.7%
Alexandria Real Estate Equities, Inc.	29,300	1,990,056
BioMed Realty Trust, Inc.	139,900	2,695,873
Boston Properties, Inc.	65,450	6,717,134
Douglas Emmett, Inc. (L)	216,000	4,905,360
Highwoods Properties, Inc. (L)	106,700	3,440,008
Kilroy Realty Corp.	107,900	4,866,290
SL Green Realty Corp.	82,600	6,226,388

		30,841,109
Residential REITs - 18.7%
American Campus Communities, Inc.	39,200	1,716,960
AvalonBay Communities, Inc.	74,116	9,767,748
BRE Properties, Inc.	105,040	5,110,194
Camden Property Trust	91,800	6,031,260
Equity Residential	170,350	9,456,129
Essex Property Trust, Inc. (L)	39,500	5,549,355
Post Properties, Inc.	35,000	1,719,550

		39,351,196

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail REITs - 32.1%
Acadia Realty Trust	51,000	$1,265,820
CBL & Associates Properties, Inc.	163,914	3,689,704
Equity One, Inc.	74,700	1,544,049
Federal Realty Investment Trust	74,480	7,748,899
General Growth Properties, Inc.	330,494	6,401,669
Kimco Realty Corp.	280,000	5,392,800
Regency Centers Corp.	110,450	5,174,583
Simon Property Group, Inc.	137,400	20,902,662
Taubman Centers, Inc.	45,300	3,509,391
The Macerich Company (L)	136,812	7,729,878
Weingarten Realty Investors	145,400	3,951,972

		67,311,427
Specialized REITs - 11.2%
Healthcare Realty Trust, Inc.	165,900	3,956,715
Host Hotels & Resorts, Inc. (L)	318,262	4,675,269
Pebblebrook Hotel Trust	79,500	1,657,575
Plum Creek Timber Company, Inc. (L)	73,300	3,140,905
Public Storage	71,100	9,999,504

		23,429,968

		184,163,927

		184,163,927

TOTAL COMMON STOCKS (Cost $93,901,981)		$190,847,185

CONVERTIBLE BONDS - 1.1%
Financials - 1.1%
Forest City Enterprises, Inc.
4.250%, 08/15/2018	$2,173,000	$2,246,339

TOTAL CONVERTIBLE BONDS (Cost $2,121,560)		$2,246,339

SECURITIES LENDING COLLATERAL - 5.8%
John Hancock Collateral
Investment Trust, 0.2768% (W)(Y)	1,217,855	12,186,955

TOTAL SECURITIES LENDING
COLLATERAL (Cost $12,179,457)		$12,186,955

SHORT-TERM INVESTMENTS - 8.2%
Money Market Funds - 8.2%
State Street Institutional US Government
Money Market Fund, 0.0475% (Y)	681,038	681,038
T. Rowe Price Reserve Investment
Fund, 0.1281% (Y)	16,439,757	16,439,757

		17,120,795

TOTAL SHORT-TERM INVESTMENTS (Cost $17,120,795)		$17,120,795

Total Investments (Real Estate Equity Fund)
(Cost $125,323,793) - 106.1%		$222,401,274
Other assets and liabilities, net - (6.1%)		(12,771,157)

TOTAL NET ASSETS - 100.0%		$209,630,117

Real Estate Securities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.2%
Financials - 100.2%
Real Estate Investment Trusts - 100.2%

131

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Real Estate Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified REITs - 8.0%
Duke Realty Corp.	960,624	$12,968,425
PS Business Parks, Inc.	59,299	3,824,193
Vornado Realty Trust	247,866	18,944,398
Washington Real Estate Investment Trust	224,660	5,823,187

		41,560,203
Industrial REITs - 2.2%
Prologis, Inc.	334,631	11,357,376
Office REITs - 12.6%
Boston Properties, Inc.	192,628	19,769,412
Digital Realty Trust, Inc.	49,040	3,165,042
Douglas Emmett, Inc. (L)	702,028	15,943,056
DuPont Fabros Technology, Inc. (L)	546,756	12,624,596
SL Green Realty Corp. (L)	188,034	14,174,003

		65,676,109
Residential REITs - 21.2%
American Campus Communities, Inc.	204,978	8,978,036
AvalonBay Communities, Inc.	91,779	12,095,554
BRE Properties, Inc.	129,079	6,279,693
Camden Property Trust (L)	238,075	15,641,528
Colonial Properties Trust (L)	354,236	7,226,414
Education Realty Trust, Inc.	469,330	4,838,792
Equity Residential	448,732	24,909,113
Essex Property Trust, Inc.	55,344	7,775,279
Home Properties, Inc. (L)	130,999	7,714,531
Post Properties, Inc.	195,093	9,584,919
Spirit Realty Capital, Inc. (I)	292,482	4,746,983

		109,790,842
Retail REITs - 27.8%
Acadia Realty Trust	228,025	5,659,581
Alexander’s, Inc.	12,188	5,399,284
DDR Corp. (L)	717,108	10,978,923
Federal Realty Investment Trust	150,566	15,664,887
General Growth Properties, Inc.	135,731	2,629,109
Glimcher Realty Trust	1,125,450	12,064,824
Pennsylvania Real Estate Investment Trust (L)	63,039	1,050,230
Regency Centers Corp. (L)	234,010	10,963,369
Simon Property Group, Inc.	457,793	69,644,049
Taubman Centers, Inc.	134,500	10,419,715

		144,473,971
Specialized REITs - 28.4%
Chesapeake Lodging Trust	183,200	3,456,984
CubeSmart (L)	713,118	9,841,028
DiamondRock Hospitality Company	416,644	3,641,469
Extra Space Storage, Inc.	259,963	9,137,699
HCP, Inc.	19,172	863,699
Health Care REIT, Inc.	596,789	35,144,904
Healthcare Realty Trust, Inc. (L)	608,648	14,516,255
Hospitality Properties Trust	94,841	2,152,891
LaSalle Hotel Properties	261,159	6,296,543
Pebblebrook Hotel Trust	205,909	4,293,203
Public Storage	101,127	14,222,501
Strategic Hotels & Resorts, Inc. (I)	916,502	5,709,807
Sunstone Hotel Investors, Inc. (I)	673,140	6,946,805
Ventas, Inc.	486,226	30,948,285

		147,172,073

TOTAL COMMON STOCKS (Cost $427,710,322)		$520,030,574

Real Estate Securities Fund (continued)
		Shares or
		Principal
		Amount	Value

SECURITIES LENDING COLLATERAL - 7.5%
John Hancock Collateral
Investment Trust, 0.2768% (W)(Y)		3,884,852	38,875,323

TOTAL SECURITIES LENDING
COLLATERAL (Cost $38,873,399)			$38,875,323

SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreement - 0.7%
Repurchase Agreement with State Street Corp.
dated 11/30/2012 at 0.010% to be
repurchased at $3,720,003 on 12/03/2012,
collateralized by $3,665,000 Federal
National Mortgage Association, 2.750% due
04/16/2019 (valued at $3,797,856,
including interest)		$3,720,000	$3,720,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,720,000)			$3,720,000

Total Investments (Real Estate Securities Fund)
(Cost $470,303,721) - 108.4%			$562,625,897
Other assets and liabilities, net - (8.4%)			(43,831,094)

TOTAL NET ASSETS - 100.0%			$518,794,803

Real Return Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 95.9%
U.S. Government - 95.9%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 (F)		$17,243,219	18,163,300
0.125%, 04/15/2017 to 07/15/2022		122,870,845	134,139,434
0.500%, 04/15/2015		10,249,440	10,683,442
0.625%, 07/15/2021		31,669,685	36,256,848
0.750%, 02/15/2042		8,959,650	9,983,711
1.125%, 01/15/2021		17,028,809	20,121,939
1.250%, 07/15/2020		22,279,530	26,589,238
1.375%, 07/15/2018 to 01/15/2020		31,836,511	37,444,734
1.625%, 01/15/2015 to 01/15/2018		16,912,268	18,515,883
1.750%, 01/15/2028		17,008,068	22,234,069
1.875%, 07/15/2013 (D)		43,587,696	44,323,238
1.875%, 07/15/2015 to 07/15/2019		12,437,988	15,088,772
2.000%, 01/15/2014 (D)		31,304,750	32,317,271
2.000%, 07/15/2014 to 01/15/2026		53,838,052	63,423,800
2.125%, 02/15/2040		2,033,912	3,028,304
2.375%, 01/15/2025 to 01/15/2027		34,710,590	47,708,974
2.500%, 01/15/2029		15,195,006	21,910,484
2.625%, 07/15/2017		13,396,320	16,100,702
3.375%, 04/15/2032		7,038,954	11,753,955
3.875%, 04/15/2029 (F)		52,321,544	87,605,886

			677,393,984
U.S. Government Agency - 0.0%
Federal National Mortgage Association
1.360%, 10/01/2044 (P)		45,731	46,524

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $643,633,587)			$677,440,508

FOREIGN GOVERNMENT
OBLIGATIONS - 6.2%
Australia - 1.3%
Commonwealth of Australia
4.000%, 08/20/2015	AUD	700,000	1,326,368

132

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Australia (continued)
New South Wales Treasury Corp.
2.750%, 11/20/2025	AUD	5,700,000	$7,802,135

			9,128,503
Canada - 1.3%
Government of Canada
1.500%, 12/01/2044	CAD	3,165,930	4,277,631
2.750%, 09/01/2016		3,000,000	3,188,423
3.000%, 12/01/2036		414,575	689,542
4.250%, 12/01/2021		881,058	1,261,474

			9,417,070
Italy - 1.7%
Republic of Italy
2.100%, 09/15/2016 to 09/15/2021	EUR	9,171,437	11,849,458

			11,849,458
South Africa - 0.3%
Republic of South Africa
2.750%, 01/31/2022	ZAR	14,586,780	1,894,398
United Kingdom - 1.6%
Government of United Kingdom
0.125%, 03/22/2024	GBP	2,115,078	3,676,474
1.250%, 11/22/2032		393,568	798,434
1.875%, 11/22/2022		1,899,536	3,912,461
2.500%, 07/26/2016		600,000	3,314,529

			11,701,898

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $42,243,222)			$43,991,327

CORPORATE BONDS - 4.7%
Consumer Discretionary - 0.5%
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)		$1,000,000	1,080,929
Pearson Dollar Finance PLC
5.700%, 06/01/2014 (S)		2,500,000	2,661,678

			3,742,607
Energy - 0.3%
AK Transneft OJSC
7.700%, 08/07/2013 (S)		1,300,000	1,355,602
Gazprom OAO
5.092%, 11/29/2015 (S)		200,000	214,000
7.343%, 04/11/2013 (S)		300,000	305,700
8.146%, 04/11/2018 (S)		400,000	491,284

			2,366,586
Financials - 2.4%
BBVA Bancomer SA
6.500%, 03/10/2021 (S)		1,300,000	1,456,000
Dexia Credit Local SA
1.650%, 09/12/2013		1,400,000	1,412,586
HBOS PLC
6.750%, 05/21/2018 (S)		1,000,000	1,062,500
ICICI Bank, Ltd.
2.062%, 02/24/2014 (P)(S)		1,000,000	982,418
Lehman Brothers Holdings, Inc.
5.316%, 04/05/2011 (H)	EUR	36,000	10,895
7.000%, 09/27/2027 (H)		$300,000	69,000
Morgan Stanley
0.520%, 03/01/2013 (P)	EUR	8,100,000	10,530,563
0.775%, 10/18/2016 (P)		$400,000	377,898
SLM Corp.
4.141%, 02/01/2014 (P)		13,000	13,050

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
SLM Corp. (continued)
5.050%, 11/14/2014		$1,000,000	$1,047,627

			16,962,537
Health Care - 0.9%
Cardinal Health, Inc.
6.000%, 06/15/2017		95,000	110,663
HCA, Inc.
7.250%, 09/15/2020		5,200,000	5,798,000

			5,908,663
Industrials - 0.2%
GATX Financial Corp.
5.800%, 03/01/2016		1,000,000	1,116,632
Information Technology - 0.2%
NXP BV
2.960%, 10/15/2013 (P)	EUR	1,156,445	1,488,975
Materials - 0.2%
RPM International, Inc.
6.500%, 02/15/2018		$1,000,000	1,209,503

TOTAL CORPORATE BONDS (Cost $31,964,539)			$32,795,503

MUNICIPAL BONDS - 0.2%
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047		930,000	743,684
Tobacco Settlement Financing Corp. of
New Jersey 5.000%, 06/01/2041		900,000	809,415

TOTAL MUNICIPAL BONDS (Cost $1,664,372)			$1,553,099

TERM LOANS (M) - 0.3%
Utilities - 0.3%
NRG Energy, Inc. 4.000%, 07/02/2018		1,975,000	1,988,331

TOTAL TERM LOANS (Cost $1,970,849)			$1,988,331

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.3%
Commercial & Residential - 2.7%
Banc of America
Commercial Mortgage, Inc.
Series 2007-3 A2FL,
0.379%, 06/10/2049 (P)(S)		28,560	28,560
Series 2007-3 A2,
5.802%, 06/10/2049 (P)		28,560	28,556
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
2.508%, 11/15/2015 (P)(S)		2,848,585	2,839,467
Banc of America Mortgage
Securities, Inc., Series 2005-A,
Class 2A2 3.002%, 02/25/2035 (P)		571,802	570,746
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A1,
2.240%, 08/25/2035 (P)		224,995	226,341
Series 2005-5, Class A2,
2.320%, 08/25/2035 (P)		423,047	412,377
Series 2003-3, Class 3A2,
2.509%, 05/25/2033 (P)		93,321	94,100
Series 2005-2, Class A1,
2.570%, 03/25/2035 (P)		743,400	749,004
Series 2005-2, Class A2,
3.078%, 03/25/2035 (P)		218,106	219,301

133

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Citicorp Mortgage Securities, Inc.,
Series 2007-3, Class 3A1
5.500%, 04/25/2037		$543,097	$555,822
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A3,
1.990%, 09/25/2035 (P)		68,387	67,865
Series 2005-6, Class A1,
2.270%, 09/25/2035 (P)		307,099	303,536
Series 2005-6, Class A2,
2.340%, 09/25/2035 (P)		322,793	312,737
Series 2005-11, Class 1A1,
2.600%, 05/25/2035 (P)		54,448	52,698
Harborview Mortgage Loan Trust,
Series 2004-1, Class 2A
2.867%, 04/19/2034 (P)		7,731,738	7,633,537
JPMorgan Mortgage Trust,
Series 2007-A1, Class 4A2
2.991%, 07/25/2035 (P)		529,731	537,875
MASTR Alternative Loans Trust,
Series 2006-2, Class 2A1
0.608%, 03/25/2036 (P)		671,214	121,770
New York Mortgage Trust, Inc.,
Series 2006-1, Class 2A3
2.976%, 05/25/2036 (P)		1,453,932	1,216,856
Residential Accredit Loans, Inc.,
Series 2006-QO6, Class A1
0.388%, 06/25/2046 (P)		1,111,589	490,984
Swan Trust, Series 2010-1, Class A
4.590%, 04/25/2041 (P)	AUD	1,368,685	1,410,695
WaMu Mortgage Pass-Through
Certificates, Series 2007-HY3,
Class 4A1 2.759%, 03/25/2037 (P)		$880,876	769,230
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-5, Class 3A6
6.268%, 07/25/2036		748,602	379,405
U.S. Government Agency - 0.6%
Federal National Mortgage Association
Series 2007-63, Class FC,
0.558%, 07/25/2037 (P)		4,101,590	4,119,531
Series 2003-34, Class A1,
6.000%, 04/25/2043		14,349	16,034
Series 2004-T3, Class 1A1,
6.000%, 02/25/2044		20,693	23,219
Series 2004-W12, Class 1A1,
6.000%, 07/25/2044		115,282	128,317

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $22,934,190)			$23,308,563

ASSET BACKED SECURITIES - 3.3%
AMMC CDO, Series 2005-5A, Class A1A
0.614%, 08/08/2017 (P)(S)		1,637,624	1,620,722
ARES CLO Funds, Series 2006-6RA,
Class A1B
0.632%, 03/12/2018 (P)(S)		1,201,546	1,192,574
Argent Securities, Inc., Series 2005-W2,
Class A2B1
0.408%, 10/25/2035 (P)		157,269	155,035
Citibank Omni Master Trust,
Series 2009-A14A, Class A14
2.958%, 08/15/2018 (P)(S)		4,800,000	5,001,754

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037		$715,991	$473,095
Duane Street CLO, Series 2005-1A,
Class A2
0.562%, 11/08/2017 (P)(S)		241,224	237,860
Harvest CLO SA, Series IX, Class A1
0.936%, 03/29/2017 (P)	EUR	111,211	142,692
Katonah, Ltd., Series 6A, Class A1A
0.699%, 09/20/2016 (P)(S)		$400,300	399,766
Magnolia Funding, Ltd.,
Series 2010-1A, Class A1
0.671%, 04/11/2021 (P)(S)	EUR	549,854	679,264
3.000%, 04/20/2017 (S)		168,092	218,390
SLM Student Loan Trust, Series 2008-9,
Class A
1.815%, 04/25/2023 (P)		$11,944,939	12,487,215
Wood Street CLO BV, Series II-A,
Class A1
0.696%, 03/29/2021 (P)(S)	EUR	287,005	363,493

TOTAL ASSET BACKED SECURITIES (Cost $22,592,401)			$22,971,860

OPTIONS PURCHASED - 0.0%
Put Options - 0.0%
Over the Counter USD Option on 30 Year
Interest Rate Swaption. Receive a
floating rate based on 3-month LIBOR
and pay a fixed rate of 3.875%
(Expiration Date: 04/14/2014; Strike
Price: $3.87, Counterparty: Deutsche
Bank AG) (I)		4,000,000	66,392
Call Options - 0.0%
Over the Counter USD Option 1 Year
Forward Volatility Agreement.
(Expiration Date: 12/10/2012; Strike
Price: $8.35, Counterparty: Deutsche
Bank AG) (I)		1,600,000	101,931
Over the Counter USD Option 1 Year
Forward Volatility Agreement.
(Expiration Date: 12/10/2012; Strike
Price: $8.51, Counterparty: Royal Bank
of Scotland) (I)		1,000,000	63,707

			165,638

TOTAL OPTIONS PURCHASED (Cost $423,000)			$232,030

SHORT-TERM INVESTMENTS - 0.8%

COMMERCIAL PAPER - 0.5%
Santander UK PLC
2.225%, 04/02/2013		$3,500,000	$3,473,906
U.S. Government - 0.2%
U.S. Treasury Bill
0.136%, 05/23/2013 (D)*		1,119,236	1,119,236
0.172%, 06/27/2013 (D)*		281,000	280,740

			1,399,976
Repurchase Agreement - 0.1%
Repurchase Agreement with JPMorgan
Chase & Company dated 11/30/2012 at
0.260% to be repurchased at $200,004
on 12/03/2012, collateralized by
$195,000 U.S. Treasury Note, 1.875%
due 06/30/2015 (valued at $204,442,
including interest)		200,000	200,000

134

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER (continued)
Repurchase Agreement (continued)
Repurchase Agreement with State
Street Corp. dated 11/30/2012 at
0.010% to be repurchased at $779,001
on 12/03/2012, collateralized by
$795,000 Federal National Mortgage
Association, 1.000% due 12/27/2012
(valued at $798,975, including interest)	$779,000	$779,000

		979,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,852,882)		$5,852,882

Total Investments (Real Return Bond Fund)
(Cost $773,279,042) - 114.7%		$810,134,103
Other assets and liabilities, net - (14.7%)		(103,568,886)

TOTAL NET ASSETS - 100.0%		$706,565,217

Redwood Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 90.9%
Consumer Discretionary - 13.6%
Auto Components - 1.8%
Autoliv, Inc. (D)	137,700	$8,311,572
Automobiles - 2.0%
Ford Motor Company (D)	792,900	9,078,705
Hotels, Restaurants & Leisure - 3.1%
Las Vegas Sands Corp. (D)	299,800	13,985,670
Media - 2.8%
CBS Corp., Class B (D)	353,400	12,715,332
Specialty Retail - 2.0%
Abercrombie & Fitch Company, Class A (D)	65,600	3,010,384
Tiffany & Company (D)	99,700	5,880,306

		8,890,690
Textiles, Apparel & Luxury Goods - 1.9%
Coach, Inc. (D)	150,700	8,716,488

		61,698,457
Consumer Staples - 10.2%
Beverages - 1.2%
Monster Beverage Corp. (D)(I)	108,800	5,663,040
Food & Staples Retailing - 3.8%
Walgreen Company (D)	322,800	10,946,148
Whole Foods Market, Inc. (D)	65,300	6,096,408

		17,042,556
Food Products - 2.1%
Mead Johnson Nutrition Company	142,700	9,730,713
Personal Products - 3.1%
Avon Products, Inc. (D)	344,400	4,804,380
The Estee Lauder
Companies, Inc., Class A (D)	157,600	9,180,200

		13,984,580

		46,420,889
Energy - 10.8%
Energy Equipment & Services - 3.9%
Cameron International Corp. (D)(I)	170,400	9,193,080

Redwood Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Transocean, Ltd. (D)	184,100	$8,505,420

		17,698,500
Oil, Gas & Consumable Fuels - 6.9%
CONSOL Energy, Inc. (D)	165,000	5,172,750
EOG Resources, Inc. (D)	87,300	10,268,226
Southwestern Energy Company (D)(I)	219,200	7,608,432
Suncor Energy, Inc. (D)	248,800	8,113,368

		31,162,776

		48,861,276
Financials - 6.7%
Capital Markets - 1.9%
Morgan Stanley (D)	512,200	8,640,814
Commercial Banks - 2.0%
Comerica, Inc. (D)	301,700	8,927,303
Diversified Financial Services - 2.8%
Citigroup, Inc. (D)	373,600	12,915,352
JPMorgan Chase & Company (D)	1,100	45,188

		12,960,540

		30,528,657
Health Care - 12.7%
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc. (D)	101,100	6,699,897
Health Care Providers & Services - 9.1%
Aetna, Inc. (D)	286,700	12,382,573
Express Scripts Holding Company (D)(I)	159,300	8,578,305
HCA Holdings, Inc. (D)	423,400	13,442,950
UnitedHealth Group, Inc. (D)	123,000	6,689,970

		41,093,798
Pharmaceuticals - 2.1%
Allergan, Inc. (D)	104,600	9,701,650

		57,495,345
Industrials - 7.0%
Aerospace & Defense - 0.0%
The Boeing Company (D)	1,900	141,132
Airlines - 1.3%
United Continental Holdings, Inc. (D)(I)	297,000	6,005,340
Building Products - 1.8%
Owens Corning, Inc. (D)(I)	228,500	7,901,530
Industrial Conglomerates - 2.2%
Danaher Corp. (D)	187,700	10,130,169
Trading Companies & Distributors - 1.7%
United Rentals, Inc. (D)(I)	188,400	7,824,252

		32,002,423
Information Technology - 21.2%
Communications Equipment - 1.5%
Juniper Networks, Inc. (D)(I)	164,700	2,961,306
Riverbed Technology, Inc. (D)(I)	214,600	3,841,340

		6,802,646
Computers & Peripherals - 8.6%
Apple, Inc. (D)	38,400	22,474,752
NetApp, Inc. (D)(I)	166,500	5,279,715
SanDisk Corp. (D)(I)	127,200	4,973,520
Western Digital Corp. (D)	194,200	6,494,048

		39,222,035

135

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Redwood Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 4.2%
Broadcom Corp., Class A (D)(I)	188,500	$6,103,630
Intel Corp. (D)	209,500	4,099,915
Skyworks Solutions, Inc. (D)(I)	387,800	8,783,670

		18,987,215
Software - 6.9%
Citrix Systems, Inc. (D)(I)	92,700	5,669,532
Microsoft Corp. (D)	381,000	10,142,220
Oracle Corp. (D)	487,200	15,639,120

		31,450,872

		96,462,768
Materials - 8.7%
Chemicals - 3.4%
LyondellBasell Industries NV, Class A (D)	165,600	8,235,288
Potash Corp. of Saskatchewan, Inc. (D)	186,300	7,176,276

		15,411,564
Metals & Mining - 2.7%
Freeport-McMoRan Copper & Gold, Inc. (D)	116,300	4,536,863
United States Steel Corp. (D)	367,900	7,931,924

		12,468,787
Paper & Forest Products - 2.6%
International Paper Company (D)	319,600	11,869,944

		39,750,295

TOTAL COMMON STOCKS (Cost $398,538,308)		$413,220,110

SHORT-TERM INVESTMENTS - 26.4%
Repurchase Agreement - 26.4%
Repurchase Agreement with State Street Corp.
dated 11/30/2012 at 0.010% to be
repurchased at $25,000,021 on 12/03/2012,
collateralized by $24,300,000 U.S. Treasury
Note 2.250% due 01/31/2015 (valued at
$25,502,048, including interest)	$119,793,000	$119,793,000

TOTAL SHORT-TERM INVESTMENTS (Cost $119,793,000)		$119,793,000

Total Investments (Redwood Fund)
(Cost $518,331,308) - 117.3%		$533,013,110
Other assets and liabilities, net - (17.3%)		(78,765,086)

TOTAL NET ASSETS - 100.0%		$454,248,024

Short Term Government Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 88.5%
U.S. Government - 15.4%
U.S. Treasury Notes
0.500%, 07/31/2017	$6,005,000	5,985,766
0.625%, 08/31/2017 to 09/30/2017	4,005,000	4,012,668
0.875%, 12/31/2016	2,045,000	2,077,593
1.000%, 08/31/2016	2,155,000	2,200,289
1.250%, 09/30/2015	2,960,000	3,037,007
2.000%, 04/30/2016	1,950,000	2,056,642
2.125%, 05/31/2015	8,260,000	8,634,277
2.500%, 04/30/2015	4,215,000	4,438,593

		32,442,835

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency - 73.1%
Federal Agricultural Mortgage Corp.
2.000%, 07/27/2016	$5,931,000	$6,225,017
2.125%, 09/15/2015	4,260,000	4,432,828
2.375%, 07/22/2015	4,990,000	5,237,988
3.250%, 08/11/2014	805,000	841,128
5.125%, 04/19/2017 (S)	7,390,000	8,756,625
Federal Farm Credit Bank
0.940%, 04/18/2016	1,650,000	1,653,935
0.970%, 09/05/2017	2,695,000	2,704,327
1.100%, 06/20/2017	2,830,000	2,842,707
1.240%, 11/13/2018	6,825,000	6,844,752
1.900%, 12/21/2017	2,075,000	2,076,731
Federal Home Loan Bank
0.190%, 09/18/2017	5,640,000	5,641,929
0.875%, 05/23/2016	500,000	500,019
1.000%, 10/16/2017	5,150,000	5,154,764
1.865%, 08/21/2017	4,980,000	4,987,385
2.125%, 06/10/2016	1,245,000	1,316,175
Federal Home Loan Mortgage Corp.
1.375%, 09/14/2017	2,135,000	2,142,218
1.550%, 01/25/2018	4,210,000	4,217,309
2.191%, 09/01/2042 (P)	2,540,311	2,647,907
2.409%, 04/01/2037 (P)	1,828,262	1,952,165
3.208%, 06/01/2039 (P)	1,353,291	1,435,114
4.271%, 09/01/2039 (P)	673,814	709,448
6.000%, 12/01/2037	673,453	732,938
6.500%, 09/01/2039	591,080	660,280
Federal National Mortgage Association
0.006%, 12/12/2017	1,970,000	1,973,650
0.625%, 11/14/2016	1,780,000	1,780,929
0.650%, 04/30/2015	4,985,000	4,992,004
0.700%, 03/26/2015 to 06/26/2015	5,635,000	5,640,728
1.000%, 06/06/2016	3,500,000	3,508,358
1.300%, 01/30/2017	3,000,000	3,006,063
1.920%, 08/01/2042 (P)	1,938,951	2,009,781
2.325%, 09/01/2041 (P)	2,462,734	2,568,048
2.375%, 07/28/2015	3,500,000	3,684,835
2.440%, 04/01/2042 (P)	1,756,970	1,831,144
2.496%, 02/01/2042 (P)	2,598,696	2,718,410
2.614%, 02/01/2042 (P)	1,931,373	2,022,814
3.500%, 12/01/2026	1,392,537	1,475,628
3.523%, 07/01/2039 (P)	119,571	126,848
4.250%, 05/01/2034 (P)	149,560	159,306
4.866%, 04/01/2048 (P)	13,581	14,540
5.500%, 05/01/2034 to 08/01/2040	2,960,732	3,247,133
6.000%, 02/01/2037 to 09/01/2037	3,043,345	3,354,850
6.500%, 11/01/2038 to 01/01/2039	4,269,230	4,787,547
Government National Mortgage Association
2.500%, 01/20/2042 (P)	7,078,294	7,452,220
3.000%, 07/20/2041 (P)	3,198,201	3,390,078
Tennessee Valley Authority
4.375%, 06/15/2015	6,765,000	7,445,322
4.500%, 04/01/2018	5,470,000	6,494,799
4.875%, 12/15/2016	2,840,000	3,321,442
5.500%, 07/18/2017	3,151,000	3,837,619

		154,557,785

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $184,470,781)		$187,000,620

136

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.7%
U.S. Government Agency - 6.7%
Federal Home Loan Mortgage Corp.
Series K022, Class X1 IO,
1.309%, 07/25/2022	$4,185,000	$407,481
Series K017, Class X1 IO,
1.605%, 12/25/2021	1,749,968	176,420
Series K708, Class X1 IO,
1.644%, 01/25/2019	3,954,856	316,305
Series K709, Class X1 IO,
1.678%, 03/25/2019	2,215,016	182,495
Series K707, Class X1 IO,
1.695%, 12/25/2018	1,491,751	119,894
Series K711, Class X1 IO,
1.712%, 07/25/2019	5,705,000	541,529
Series K706, Class X1 IO,
1.733%, 10/25/2018	4,273,837	347,044
Series K710, Class X1 IO,
1.915%, 05/25/2019	1,608,128	155,779
Series 4094, Class QA,
3.000%, 11/15/2039	4,785,975	5,091,282
Series 3956, Class DJ,
3.250%, 10/15/2036	1,311,055	1,344,785
Series 3499, Class PA,
4.500%, 08/15/2036	693,434	727,636
Series 3947, Class PA,
4.500%, 01/15/2041	313,716	354,151
Federal National Mortgage Association
Series 2012-110, Class MA,
3.000%, 07/25/2041	880,120	944,773
Series 2011-146, Class MA,
3.500%, 08/25/2041	1,905,813	2,056,498
Government National Mortgage Association
Series 2012-114, Class IO,
1.025%, 01/16/2053	1,375,966	132,534
Series 2010-88, Class BA,
4.500%, 01/20/2036	1,308,256	1,349,922

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $14,157,004)		$14,248,528

SHORT-TERM INVESTMENTS - 3.7%
Repurchase Agreement - 3.7%
Repurchase Agreement with State Street Corp.
dated 11/30/2012 at 0.010% to be
repurchased at $7,773,006 on 12/03/2012,
collateralized by $7,935,000 Cash
Management Bill, 0.010% due 12/31/12
(valued at $7,931,032, including interest).	7,773,000	7,773,000

TOTAL SHORT-TERM INVESTMENTS (Cost $7,773,000)		$7,773,000

Total Investments (Short Term Government Income Fund)
(Cost $206,400,785) - 98.9%		$209,022,148
Other assets and liabilities, net - 1.1%		2,310,871

TOTAL NET ASSETS - 100.0%		$211,333,019

Small Cap Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.0%
Consumer Discretionary - 18.6%
Auto Components - 2.0%
Allison Transmission Holdings, Inc. (L)	50,700	$1,054,043
Tenneco, Inc. (I)	53,124	1,703,687

		2,757,730
Hotels, Restaurants & Leisure - 3.9%
AFC Enterprises, Inc. (I)	44,686	1,181,498
Buffalo Wild Wings, Inc. (I)(L)	14,820	1,073,561
Burger King Worldwide, Inc. (L)	109,800	1,881,972
The Cheesecake Factory, Inc. (L)	36,477	1,247,149

		5,384,180
Household Durables - 1.3%
PulteGroup, Inc. (I)(L)	47,478	798,105
Standard Pacific Corp. (I)(L)	162,700	1,090,090

		1,888,195
Internet & Catalog Retail - 2.5%
HomeAway, Inc. (I)(L)	60,610	1,241,293
HSN, Inc.	25,450	1,346,051
Shutterfly, Inc. (I)(L)	33,159	893,635

		3,480,979
Leisure Equipment & Products - 0.8%
Brunswick Corp. (L)	33,872	872,881
LeapFrog Enterprises, Inc. (I)(L)	28,780	262,186

		1,135,067
Media - 1.2%
Pandora Media, Inc. (I)(L)	113,480	989,546
Shutterstock, Inc. (I)(L)	26,980	690,688

		1,680,234
Specialty Retail - 4.6%
DSW, Inc., Class A (L)	18,272	1,243,044
Francesca’s Holdings Corp. (I)(L)	40,410	1,051,872
Hibbett Sports, Inc. (I)(L)	15,610	838,881
Pier 1 Imports, Inc. (L)	46,470	891,759
rue21, Inc. (I)	33,020	948,004
Urban Outfitters, Inc. (I)	37,610	1,417,897

		6,391,457
Textiles, Apparel & Luxury Goods - 2.3%
Hanesbrands, Inc. (I)(L)	56,068	2,024,055
Steven Madden, Ltd. (I)	28,080	1,249,841

		3,273,896

		25,991,738
Consumer Staples - 2.9%
Food & Staples Retailing - 0.8%
Casey’s General Stores, Inc. (L)	22,580	1,115,452
Household Products - 0.5%
Spectrum Brands Holdings, Inc.	15,340	733,712
Personal Products - 1.6%
Elizabeth Arden, Inc. (I)	46,430	2,154,816

		4,003,980
Energy - 4.5%
Energy Equipment & Services - 1.8%
Atwood Oceanics, Inc. (I)	18,585	854,910
Patterson-UTI Energy, Inc. (L)	87,800	1,559,328

		2,414,238
Oil, Gas & Consumable Fuels - 2.7%
Cloud Peak Energy, Inc. (I)	21,280	403,682
Rex Energy Corp. (I)(L)	60,270	792,551

137

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Rosetta Resources, Inc. (I)	27,790	$1,248,883
SemGroup Corp., Class A (I)	36,160	1,362,509

		3,807,625

		6,221,863
Financials - 6.8%
Capital Markets - 0.3%
WisdomTree Investments, Inc. (I)(L)	75,000	458,250
Commercial Banks - 1.6%
East West Bancorp, Inc.	63,800	1,349,370
Western Alliance Bancorp (I)(L)	86,630	880,161

		2,229,531
Consumer Finance - 0.3%
Netspend Holdings, Inc. (I)(L)	37,388	435,570
Real Estate Investment Trusts - 3.7%
American Campus Communities, Inc.	19,390	849,282
Pebblebrook Hotel Trust	73,828	1,539,314
Potlatch Corp.	30,023	1,169,396
PS Business Parks, Inc.	10,440	673,276
Sunstone Hotel Investors, Inc. (I)	87,590	903,929

		5,135,197
Real Estate Management & Development - 0.3%
Zillow, Inc., Class A (I)(L)	13,200	363,264
Thrifts & Mortgage Finance - 0.6%
Ocwen Financial Corp. (I)	24,300	871,398

		9,493,210
Health Care - 16.2%
Biotechnology - 5.9%
Arena Pharmaceuticals, Inc. (I)(L)	81,510	722,179
AVEO Pharmaceuticals, Inc. (I)(L)	54,660	355,290
Cubist Pharmaceuticals, Inc. (I)	28,980	1,176,878
Exelixis, Inc. (I)(L)	122,420	598,634
Immunogen, Inc. (I)(L)	47,850	607,217
Incyte Corp. (I)(L)	35,960	632,896
Ironwood Pharmaceuticals, Inc. (I)(L)	69,980	755,784
NPS Pharmaceuticals, Inc. (I)(L)	84,340	862,798
Onyx Pharmaceuticals, Inc. (I)	11,020	831,679
Rigel Pharmaceuticals, Inc. (I)	62,800	521,240
Seattle Genetics, Inc. (I)(L)	45,780	1,158,692

		8,223,287
Health Care Equipment & Supplies - 2.5%
ABIOMED, Inc. (I)(L)	57,390	766,157
HeartWare International, Inc. (I)(L)	11,870	977,020
Insulet Corp. (I)(L)	40,090	879,976
Volcano Corp. (I)(L)	34,680	945,377

		3,568,530
Health Care Providers & Services - 4.3%
Air Methods Corp.	10,540	1,150,652
Catamaran Corp. (I)	38,168	1,858,400
HealthSouth Corp. (I)(L)	43,070	947,109
Team Health Holdings, Inc. (I)	48,210	1,349,398
WellCare Health Plans, Inc. (I)	13,870	669,505

		5,975,064
Life Sciences Tools & Services - 1.7%
Covance, Inc. (I)	19,200	1,094,592
PAREXEL International Corp. (I)	39,838	1,286,369

		2,380,961

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals - 1.8%
Auxilium Pharmaceuticals, Inc. (I)	28,920	$553,529
Salix Pharmaceuticals, Ltd. (I)	22,980	984,693
The Medicines Company (I)	43,940	943,392

		2,481,614

		22,629,456
Industrials - 16.5%
Aerospace & Defense - 3.2%
DigitalGlobe, Inc. (I)(L)	96,830	2,414,940
Moog, Inc., Class A (I)(L)	23,070	848,053
Teledyne Technologies, Inc. (I)	19,659	1,238,517

		4,501,510
Airlines - 1.3%
Spirit Airlines, Inc. (I)	109,039	1,829,674
Building Products - 1.5%
Owens Corning, Inc. (I)	46,420	1,605,204
Trex Company, Inc. (I)	11,635	472,497

		2,077,701
Electrical Equipment - 2.0%
Acuity Brands, Inc.	15,100	998,865
Polypore International, Inc. (I)(L)	43,910	1,802,506

		2,801,371
Machinery - 2.5%
Colfax Corp. (I)(L)	21,410	834,776
IDEX Corp. (L)	18,010	809,550
Kennametal, Inc.	32,265	1,229,942
Middleby Corp. (I)	4,350	554,147

		3,428,415
Professional Services - 1.5%
On Assignment, Inc. (I)	54,520	1,086,584
WageWorks, Inc. (I)	50,340	929,780

		2,016,364
Road & Rail - 2.4%
Landstar System, Inc.	33,140	1,675,890
Old Dominion Freight Line, Inc. (I)	51,540	1,723,498

		3,399,388
Trading Companies & Distributors - 2.1%
Applied Industrial Technologies, Inc.	18,800	752,564
DXP Enterprises, Inc. (I)	15,620	754,290
WESCO International, Inc. (I)(L)	22,490	1,453,979

		2,960,833

		23,015,256
Information Technology - 22.4%
Communications Equipment - 1.7%
Finisar Corp. (I)(L)	21,570	292,705
Ixia (I)	113,330	1,702,217
JDS Uniphase Corp. (I)	31,700	384,521

		2,379,443
Electronic Equipment, Instruments & Components - 1.1%
Coherent, Inc. (L)	19,710	911,588
Fabrinet (I)(L)	45,322	562,899
Rogers Corp. (I)	700	31,101
Universal Display Corp. (I)	3,160	75,461

		1,581,049
Internet Software & Services - 5.3%
Bazaarvoice, Inc. (I)	18,405	180,001
CoStar Group, Inc. (I)	11,270	978,912

138

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Dealertrack Holdings, Inc. (I)(L)	49,580	$1,333,206
IAC/InterActiveCorp	47,900	2,258,485
LivePerson, Inc. (I)(L)	88,013	1,160,891
Web.com Group, Inc. (I)(L)	95,080	1,436,659

		7,348,154
IT Services - 2.5%
Sapient Corp. (I)(L)	77,570	821,466
Syntel, Inc.	21,210	1,275,994
WEX, Inc. (I)	19,400	1,396,024

		3,493,484
Semiconductors & Semiconductor Equipment - 1.7%
Lattice Semiconductor Corp. (I)	225,850	894,366
Ultratech, Inc. (I)	44,510	1,460,818

		2,355,184
Software - 10.1%
BroadSoft, Inc. (I)	43,252	1,368,061
Cadence Design Systems, Inc. (I)(L)	165,240	2,103,505
Concur Technologies, Inc. (I)(L)	22,359	1,469,210
Fair Isaac Corp.	22,440	960,881
FleetMatics Group PLC (I)(L)	30,790	670,606
Imperva, Inc. (I)(L)	42,160	1,296,842
Parametric Technology Corp. (I)	46,379	938,711
ServiceNow, Inc. (I)(L)	46,500	1,517,295
Solera Holdings, Inc.	45,480	2,354,045
Splunk, Inc. (I)	27,420	828,084
Ultimate Software Group, Inc. (I)	6,140	580,291

		14,087,531

		31,244,845
Materials - 6.1%
Chemicals - 1.3%
Methanex Corp. (L)	57,770	1,746,965
Containers & Packaging - 2.4%
Packaging Corp. of America	38,180	1,391,279
Silgan Holdings, Inc.	43,833	1,949,692

		3,340,971
Paper & Forest Products - 2.4%
KapStone Paper and Packaging Corp.	83,340	1,826,813
Louisiana-Pacific Corp. (I)	87,550	1,525,121

		3,351,934

		8,439,870

TOTAL COMMON STOCKS (Cost $114,277,981)		$131,040,218

INVESTMENT COMPANIES - 4.9%
iShares Russell 2000 Growth Index Fund	73,560	6,878,596

TOTAL INVESTMENT COMPANIES (Cost $6,894,213)		$6,878,596

SECURITIES LENDING COLLATERAL - 27.5%
John Hancock Collateral
Investment Trust, 0.2768% (W)(Y)	3,829,448	38,320,899

TOTAL SECURITIES LENDING
COLLATERAL (Cost $38,316,620)		$38,320,899

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 2.6%
Repurchase Agreement - 2.6%
Deutsche Bank Tri-Party Repurchase
Agreement dated 11/30/2012 at 0.250% to
be repurchased at $3,600,075 on
12/03/2012, collateralized by $3,320,544
Government National Mortgage Association,
4.500% due 09/20/2040, (valued at
$3,672,001 including interest)	$3,600,000	$3,600,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,600,000)		$3,600,000

Total Investments (Small Cap Growth Fund)
(Cost $163,088,814) - 129.0%		$179,839,713
Other assets and liabilities, net - (29.0%)		(40,456,578)

TOTAL NET ASSETS - 100.0%		$139,383,135

Small Cap Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.8%
Consumer Discretionary - 15.2%
Auto Components - 1.1%
Dana Holding Corp.	43,482	$616,575
Exide Technologies (I)(L)	10,603	30,643
Federal-Mogul Corp. (I)(L)	3,604	28,327
Gentherm, Inc. (I)	166	2,007
Modine Manufacturing Company (I)	4,677	34,610
Motorcar Parts of America, Inc. (I)	2,590	16,783
Shiloh Industries, Inc.	1,546	17,609
Spartan Motors, Inc.	4,866	23,989
Standard Motor Products, Inc. (L)	3,228	63,140
Superior Industries International, Inc. (L)	4,830	91,480
TRW Automotive Holdings Corp. (I)	14,296	723,949

		1,649,112
Automobiles - 0.5%
Thor Industries, Inc.	22,661	855,226
Distributors - 0.1%
Core-Mark Holding Company, Inc.	2,190	100,193
VOXX International Corp. (I)	2,806	18,912
Weyco Group, Inc.	494	11,624

		130,729
Diversified Consumer Services - 0.2%
Ascent Capital Group, Inc., Class A (I)	2,709	165,818
Cambium Learning Group, Inc. (I)	3,781	3,516
Carriage Services, Inc. (L)	1,315	14,610
Corinthian Colleges, Inc. (I)(L)	5,149	11,431
Education Management Corp. (I)	262	1,014
Mac-Gray Corp.	768	9,155
Matthews International Corp., Class A	253	7,653
Regis Corp. (L)	8,066	132,847
School Specialty, Inc. (I)	2,471	3,237
Steiner Leisure, Ltd. (I)	148	6,808
Stewart Enterprises, Inc., Class A (L)	1,666	12,728

		368,817
Hotels, Restaurants & Leisure - 2.8%
Ambassadors Group, Inc.	202	960
Ark Restaurants Corp.	197	3,152
Bally Technologies, Inc. (I)(L)	12,667	571,788
Biglari Holdings, Inc. (I)	222	80,686

139

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Bluegreen Corp. (I)	7,080	$66,906
Bob Evans Farms, Inc.	2,266	85,406
Boyd Gaming Corp. (I)(L)	13,073	71,902
Canterbury Park Holding Corp.	100	1,013
Carrols Restaurant Group, Inc. (I)	1,313	8,521
Churchill Downs, Inc.	1,871	118,266
DineEquity, Inc. (I)(L)	14,612	921,287
Dover Downs Gaming & Entertainment, Inc.	2,392	4,999
Frisch’s Restaurants, Inc.	301	5,737
Full House Resorts, Inc. (I)	632	1,978
Gaming Partners International Corp.	400	2,796
International Speedway Corp., Class A	5,732	153,790
Isle of Capri Casinos, Inc. (I)	7,312	35,902
Life Time Fitness, Inc. (I)(L)	1,200	56,472
Luby’s, Inc. (I)(L)	6,723	42,758
Marcus Corp.	3,767	44,601
Marriott Vacations Worldwide Corp. (I)	404	16,083
Monarch Casino & Resort, Inc. (I)	2,300	21,781
MTR Gaming Group, Inc. (I)	4,201	12,099
Multimedia Games Holding Company, Inc. (I)	1,794	26,515
Orient-Express Hotels, Ltd., Class A (I)	11,800	145,494
Papa John’s International, Inc. (I)	14,429	763,727
Pinnacle Entertainment, Inc. (I)(L)	8,929	115,363
Red Lion Hotels Corp. (I)(L)	314	2,277
Red Robin Gourmet Burgers, Inc. (I)(L)	2,400	78,600
Rick’s Cabaret International, Inc. (I)	2,292	18,611
Ruby Tuesday, Inc. (I)	8,325	65,018
Ryman Hospitality Properties (L)	5,300	176,066
Scientific Games Corp., Class A (I)	100	833
Speedway Motorsports, Inc.	6,816	110,556
The Wendy’s Company (L)	47,925	223,331
Vail Resorts, Inc. (L)	4,149	233,672
WMS Industries, Inc. (I)(L)	1,640	27,716

		4,316,662
Household Durables - 2.7%
Bassett Furniture Industries, Inc.	1,320	14,665
Beazer Homes USA, Inc. (I)(L)	2,854	42,610
Cavco Industries, Inc. (I)	648	33,372
Cobra Electronics Corp. (I)	400	1,424
CSS Industries, Inc.	926	19,002
Emerson Radio Corp. (I)	6,514	11,009
Flexsteel Industries, Inc.	431	8,573
Furniture Brands International, Inc. (I)(L)	11,407	10,153
Helen of Troy, Ltd. (I)	4,589	141,617
Hooker Furniture Corp. (L)	2,845	39,517
Jarden Corp.	2,206	116,719
Kid Brands, Inc. (I)	2,309	3,833
La-Z-Boy, Inc. (L)	57,852	863,152
Lennar Corp., Class A (L)	8,134	309,417
Lennar Corp., Class B	1,165	35,439
Lifetime Brands, Inc.	962	9,620
M/I Homes, Inc. (I)	4,500	99,045
MDC Holdings, Inc.	1,223	43,099
Meritage Homes Corp. (I)	25,305	886,181
Mohawk Industries, Inc. (I)	7,926	681,557
NACCO Industries, Inc., Class A	500	26,660
PulteGroup, Inc. (I)(L)	28,129	472,848
Skyline Corp.	705	2,891
Standard Pacific Corp. (I)(L)	12,794	85,720
Stanley Furniture Company, Inc. (I)	2,115	9,518
The Ryland Group, Inc. (L)	4,400	147,180
Universal Electronics, Inc. (I)	103	1,817

		4,116,638

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail - 0.0%
1-800-Flowers.com, Inc., Class A (I)	5,490	$17,184
dELiA*s, Inc. (I)	3,000	3,150
Gaiam, Inc., Class A (I)	3,280	9,118
Shutterfly, Inc. (I)	31	835
ValueVision Media, Inc. (I)	731	1,338

		31,625
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (I)	956	35,974
Callaway Golf Company	10,513	70,858
JAKKS Pacific, Inc. (L)	3,041	37,952
Johnson Outdoors, Inc., Class A (I)	200	4,176
Smith & Wesson Holding Corp. (I)(L)	5,368	56,901
Steinway Musical Instruments, Inc. (I)	2,960	67,488

		273,349
Media - 1.4%
AH Belo Corp., Class A	4,621	21,441
Ballantyne Strong, Inc. (I)	1,790	5,692
Beasley Broadcasting Group, Inc., Class A	447	2,186
Belo Corp., Class A (L)	8,731	62,863
Central European Media
Enterprises, Ltd., Class A (I)(L)	2,003	9,274
Dial Global, Inc. (I)	1,138	296
DreamWorks Animation
SKG, Inc., Class A (I)(L)	2,570	44,024
Fisher Communications, Inc.	2,124	53,334
Gannett Company, Inc. (L)	1,200	21,480
Gray Television, Inc. (I)	8,117	17,046
Harte-Hanks, Inc.	9,457	50,028
Journal Communications, Inc., Class A (I)	8,168	45,822
Lee Enterprises, Inc. (I)	3,600	4,464
Live Nation Entertainment, Inc. (I)	16,746	147,030
Martha Stewart Living
Omnimedia, Inc., Class A	4,500	11,880
Media General, Inc., Class A (I)(L)	5,000	22,350
Meredith Corp. (L)	1,195	37,260
Outdoor Channel Holdings, Inc.	1,659	12,326
Radio One, Inc., Class D (I)	4,508	3,336
Salem Communications Corp., Class A	1,200	6,216
The EW Scripps Company, Class A (I)	7,960	81,033
The Interpublic Group of Companies, Inc.	72,153	780,695
The Madison Square Garden, Inc., Class A (I)	4,734	207,349
The McClatchy Company, Class A (I)(L)	13,372	44,796
The New York Times Company, Class A (I)	700	5,677
The Washington Post Company, Class B (L)	1,176	431,663

		2,129,561
Multiline Retail - 0.7%
Dillard’s, Inc., Class A	8,952	795,922
Fred’s, Inc., Class A (L)	6,736	89,589
Saks, Inc. (I)(L)	12,322	129,381
The Bon-Ton Stores, Inc.	592	7,015
Tuesday Morning Corp. (I)	4,400	27,764

		1,049,671
Specialty Retail - 4.3%
Americas Car-Mart, Inc. (I)	601	22,177
Barnes & Noble, Inc. (I)(L)	9,129	131,001
bebe stores, Inc.	96,622	363,299
Big 5 Sporting Goods Corp.	498	6,972
Books-A-Million, Inc. (I)(L)	2,241	5,759
Brown Shoe Company, Inc. (L)	6,262	119,291
Build-A-Bear Workshop, Inc. (I)	3,247	11,819
Cabela’s, Inc. (I)(L)	6,938	331,428
Cache, Inc. (I)	2,290	5,633

140

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Casual Male Retail Group, Inc. (I)	6,459	$24,738
Christopher & Banks Corp. (I)	7,727	35,312
Citi Trends, Inc. (I)	353	4,928
Conn’s, Inc. (I)(L)	7,677	217,106
GameStop Corp., Class A (L)	16,216	425,670
Genesco, Inc. (I)(L)	11,125	615,546
GNC Holdings, Inc., Class A	19,800	695,574
Group 1 Automotive, Inc. (L)	3,300	200,508
Haverty Furniture Companies, Inc.	3,731	62,494
hhgregg, Inc. (I)(L)	1,994	14,756
Hot Topic, Inc. (L)	6,589	65,758
Lithia Motors, Inc., Class A (L)	5,348	191,351
MarineMax, Inc. (I)(L)	4,389	36,253
New York & Company, Inc. (I)	2,900	10,788
Office Depot, Inc. (I)	13,411	45,061
OfficeMax, Inc. (L)	7,873	78,730
Pacific Sunwear of California, Inc. (I)(L)	15,200	23,104
Penske Automotive Group, Inc. (L)	27,021	787,122
Perfumania Holdings, Inc. (I)	1,016	5,029
Pier 1 Imports, Inc. (L)	38,390	736,704
RadioShack Corp. (L)	2,661	5,402
Rent-A-Center, Inc.	12,800	444,928
Shoe Carnival, Inc.	2,916	64,473
Sonic Automotive, Inc., Class A (L)	1,607	31,722
Stage Stores, Inc. (L)	5,947	153,849
Stein Mart, Inc.	5,406	46,167
Systemax, Inc.	4,305	44,342
The Men’s Wearhouse, Inc. (L)	7,700	249,788
The Pep Boys - Manny, Moe & Jack (L)	9,800	103,586
The Wet Seal, Inc., Class A (I)	14,505	42,645
West Marine, Inc. (I)	4,685	48,443
Zale Corp. (I)(L)	6,957	33,950

		6,543,206
Textiles, Apparel & Luxury Goods - 1.2%
Charles & Colvard, Ltd. (I)	775	2,844
Culp, Inc.	709	10,096
Delta Apparel, Inc. (I)(L)	522	7,574
G-III Apparel Group, Ltd. (I)(L)	981	37,327
Heelys, Inc. (I)	1,265	2,808
Iconix Brand Group, Inc. (I)(L)	14,828	298,932
K-Swiss, Inc., Class A (I)	2,217	6,851
Lakeland Industries, Inc. (I)	700	3,850
Maidenform Brands, Inc. (I)	1,670	30,678
Movado Group, Inc.	3,584	124,329
Perry Ellis International, Inc. (L)	2,224	48,216
PVH Corp.	8,334	954,993
Quiksilver, Inc. (I)	18,231	72,924
RG Barry Corp.	1,273	19,515
Rocky Brands, Inc. (I)	1,126	14,987
Skechers U.S.A., Inc., Class A (I)(L)	5,625	109,463
Tandy Brands Accessories, Inc. (I)	100	162
The Jones Group, Inc.	8,281	97,385
Unifi, Inc. (I)	3,710	51,346

		1,894,280

		23,358,876
Consumer Staples - 3.8%
Beverages - 0.2%
Central European Distribution Corp. (I)(L)	5,941	10,040
Constellation Brands, Inc., Class A (I)	7,538	270,463
Craft Brewers Alliance, Inc. (I)	2,766	17,647
MGP Ingredients, Inc.	2,626	8,666

		306,816

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing - 0.8%
Ingles Markets, Inc., Class A	2,701	$43,999
Nash Finch Company	2,322	48,994
Spartan Stores, Inc. (L)	3,848	57,874
Susser Holdings Corp. (I)(L)	3,944	143,995
The Andersons, Inc.	2,066	87,144
The Pantry, Inc. (I)	4,883	62,698
United Natural Foods, Inc. (I)(L)	13,349	691,078
Village Super Market, Inc., Class A	117	4,406
Weis Markets, Inc.	2,061	80,606

		1,220,794
Food Products - 2.2%
Alico, Inc.	490	16,866
Cal-Maine Foods, Inc. (L)	700	32,179
Chiquita Brands International, Inc. (I)	5,723	40,805
Darling International, Inc. (I)	232	3,914
Dole Food Company, Inc. (I)(L)	9,842	112,986
Fresh Del Monte Produce, Inc.	9,985	259,111
Griffin Land & Nurseries, Inc.	68	1,725
Ingredion, Inc.	13,650	886,568
Omega Protein Corp. (I)	4,810	29,918
Overhill Farms, Inc. (I)	50	221
Post Holdings, Inc. (I)	2,390	82,312
Ralcorp Holdings, Inc. (I)	2,198	195,930
Seneca Foods Corp., Class A (I)	2,016	62,456
Smart Balance, Inc. (I)(L)	6,928	86,115
Smithfield Foods, Inc. (I)	19,056	426,283
Snyders-Lance, Inc. (L)	1,625	39,130
The Hain Celestial Group, Inc. (I)	8,830	532,184
Tootsie Roll Industries, Inc. (L)	194	5,273
TreeHouse Foods, Inc. (I)	12,011	629,857

		3,443,833
Household Products - 0.2%
Central Garden & Pet Company (I)	2,475	27,720
Central Garden & Pet Company, Class A (I)	6,231	73,090
Oil-Dri Corp of America	855	20,110
Orchids Paper Products Company	625	13,269
Spectrum Brands Holdings, Inc.	5,367	256,704

		390,893
Personal Products - 0.2%
CCA Industries, Inc.	400	1,760
Inter Parfums, Inc.	1,654	33,113
Mannatech Inc (I)	83	642
Nutraceutical International Corp.	2,391	39,619
Physicians Formula Holdings, Inc.	200	956
Prestige Brands Holdings, Inc. (I)(L)	9,492	205,027

		281,117
Tobacco - 0.2%
Alliance One International, Inc. (I)(L)	16,283	53,571
Universal Corp. (L)	3,700	184,630

		238,201

		5,881,654
Energy - 7.3%
Energy Equipment & Services - 4.2%
Basic Energy Services, Inc. (I)(L)	5,693	62,737
Bolt Technology Corp.	1,048	15,144
Bristow Group, Inc.	6,352	330,939
Cal Dive International, Inc. (I)	8,437	13,246
Dawson Geophysical Company (I)	1,649	37,515
Dresser-Rand Group, Inc. (I)(L)	13,229	698,623
ENGlobal Corp. (I)	267	125
Exterran Holdings, Inc. (I)(L)	9,219	192,401

141

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Global Geophysical Services, Inc. (I)	4,342	$18,280
Gulf Islands Fabrication, Inc.	3,360	78,187
Gulfmark Offshore, Inc., Class A	5,420	169,863
Helix Energy Solutions Group, Inc. (I)	17,207	301,295
Helmerich & Payne, Inc.	141	7,360
Hercules Offshore, Inc. (I)	20,463	105,589
Hornbeck Offshore Services, Inc. (I)	5,800	208,626
Lufkin Industries, Inc. (L)	8,041	440,325
Matrix Service Company (I)	5,300	58,141
Mitcham Industries, Inc. (I)	2,445	35,428
Nabors Industries, Ltd. (I)	10,197	149,896
Natural Gas Services Group, Inc. (I)	2,736	45,035
Newpark Resources, Inc. (I)(L)	14,056	109,637
Oceaneering International, Inc.	14,671	772,868
Oil States International, Inc. (I)	9,786	692,066
Parker Drilling Company (I)	16,600	69,554
Patterson-UTI Energy, Inc.	9,862	175,149
PHI, Inc. (I)(L)	2,700	84,591
Pioneer Energy Services Corp. (I)	13,710	99,123
Rowan Companies PLC, Class A (I)	13,921	441,713
SEACOR Holdings, Inc. (L)	2,519	228,221
Tesco Corp. (I)	139	1,501
TETRA Technologies, Inc. (I)	7,049	49,343
Tidewater, Inc.	5,452	244,577
Unit Corp. (I)	10,500	471,660
Willbros Group, Inc. (I)	11,697	58,836

		6,467,594
Oil, Gas & Consumable Fuels - 3.1%
Alon USA Energy, Inc.	8,155	115,964
Approach Resources, Inc. (I)	1,893	44,467
Bill Barrett Corp. (I)(L)	4,159	72,283
Biofuel Energy Corp. (I)(L)	240	1,082
BPZ Resources, Inc. (I)(L)	7,727	19,549
Clayton Williams Energy, Inc. (I)(L)	372	15,144
Cloud Peak Energy, Inc. (I)	1,335	25,325
Comstock Resources, Inc. (I)(L)	5,496	90,134
Contango Oil & Gas Company (L)	761	31,193
Crimson Exploration, Inc. (I)	6,418	17,585
Crosstex Energy, Inc. (L)	1,522	19,558
CVR Energy, Inc.	4,991	0
Delek US Holdings, Inc. (L)	5,562	146,114
DHT Holdings, Inc.	1,315	4,879
Double Eagle Petroleum Company (I)	1,718	7,353
Endeavour International Corp. (I)(L)	3,363	22,667
Energen Corp.	14,580	649,247
EPL Oil & Gas, Inc. (I)	7,993	167,773
Green Plains Renewable Energy, Inc. (I)	7,707	59,575
Halcon Resources Corp. (I)(L)	2,685	16,593
Harvest Natural Resources, Inc. (I)(L)	6,322	55,634
HKN, Inc. (I)	9	540
Magnum Hunter Resources Corp. (I)(L)	2,084	8,399
Newfield Exploration Company (I)	3,483	84,776
Nordic American Tankers, Ltd. (L)	459	4,172
Overseas Shipholding Group, Inc. (L)	4,418	5,390
PDC Energy, Inc. (I)(L)	3,810	136,703
Penn Virginia Corp. (L)	5,500	24,365
Plains Exploration & Production Company (I)	3,277	116,989
QEP Resources, Inc.	1,317	37,034
Rex Energy Corp. (I)(L)	3,679	48,379
Rosetta Resources, Inc. (I)	15,247	685,200
SemGroup Corp., Class A (I)	2,466	92,919
Ship Finance International, Ltd. (L)	4,994	80,853
Stone Energy Corp. (I)(L)	2,892	59,951
Swift Energy Company (I)	6,796	105,202

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Synergy Resources Corp. (I)	356	$1,378
Teekay Corp.	1,000	32,220
Tesoro Corp.	21,000	887,880
Triangle Petroleum Corp. (I)	4,500	28,125
USEC, Inc. (I)(L)	23,391	11,462
Vaalco Energy, Inc. (I)(L)	3,571	30,246
Warren Resources, Inc. (I)	7,110	19,553
Western Refining, Inc. (L)	21,251	617,342

		4,701,197

		11,168,791
Financials - 22.8%
Capital Markets - 1.9%
Affiliated Managers Group, Inc. (I)	5,738	739,456
American Capital, Ltd. (I)	42,022	503,424
Calamos Asset Management, Inc., Class A	923	9,045
Capital Southwest Corp. (L)	697	74,816
Cowen Group, Inc., Class A (I)	25,390	58,905
E*TRADE Financial Corp. (I)(L)	16,041	135,065
Evercore Partners, Inc., Class A	21,008	577,090
FirstCity Financial Corp. (I)	400	3,264
GFI Group, Inc. (L)	7,774	21,689
Gleacher & Company, Inc. (I)	4,718	3,114
Harris & Harris Group, Inc. (I)	4,423	14,286
ICG Group, Inc. (I)	1,991	22,200
INTL. FCStone, Inc. (I)(L)	199	3,449
Investment Technology Group, Inc. (I)	6,101	54,543
Janus Capital Group, Inc.	10,054	82,443
JMP Group, Inc.	3,000	15,750
KBW, Inc.	1,115	19,234
Knight Capital Group, Inc., Class A (I)	8,141	27,435
Legg Mason, Inc.	14,190	362,271
MCG Capital Corp.	13,908	62,030
Medallion Financial Corp.	3,535	41,784
Oppenheimer Holdings, Inc., Class A	1,506	24,262
Piper Jaffray Companies (I)(L)	300	8,511
Safeguard Scientifics, Inc. (I)(L)	1,932	27,299
SWS Group, Inc. (I)	4,200	20,160

		2,911,525
Commercial Banks - 8.8%
1st Source Corp. (L)	3,680	77,832
1st United Bancorp, Inc.	1,670	9,486
Access National Corp.	359	4,882
Alliance Financial Corp.	148	6,289
American National Bankshares, Inc.	539	10,850
Ameris Bancorp (I)(L)	2,259	25,730
Associated Banc-Corp.	20,545	264,003
Bancfirst Corp.	601	25,452
BancTrust Financial Group, Inc. (I)	2,912	8,037
Bank of Florida Corp. (I)	2,087	0
Banner Corp.	2,395	71,970
Bar Harbor Bankshares	232	7,930
BBCN Bancorp, Inc. (L)	8,740	99,461
Boston Private Financial Holdings, Inc. (L)	88,031	812,526
Bridge Bancorp, Inc.	111	2,226
Bryn Mawr Bank Corp.	454	9,775
C&F Financial Corp.	63	2,145
Camden National Corp.	211	7,320
Capital Bank Financial Corp., Class A (I)	392	6,773
Capital City Bank Group, Inc. (I)(L)	2,956	32,043
CapitalSource, Inc.	8,473	68,208
Cardinal Financial Corp.	4,374	65,610
Cathay General Bancorp	10,181	182,240
Center Bancorp, Inc.	785	8,886

142

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Centerstate Banks, Inc.	2,800	$22,008
Central Pacific Financial Corp. (I)	27	399
Century Bancorp, Inc., Class A	108	3,279
Chemical Financial Corp.	2,894	63,002
City Holding Company	378	12,701
CoBiz Financial, Inc.	5,644	39,621
Columbia Banking System, Inc. (L)	2,584	44,600
Commerce Bancshares, Inc.	19,907	712,271
Community Bank Systems, Inc. (L)	2,500	67,200
Community Trust Bancorp, Inc. (L)	1,331	43,577
CVB Financial Corp. (L)	69,204	703,113
East West Bancorp, Inc.	31,710	670,667
Enterprise Bancorp, Inc. (L)	204	3,409
Enterprise Financial Services Corp.	3,205	42,370
Fidelity Southern Corp. (I)	801	7,200
Financial Institutions, Inc.	1,228	22,853
First Bancorp North Carolina	3,981	44,348
First BanCorp Puerto Rico (I)	1,207	4,888
First Bancorp, Inc. Maine	509	7,610
First Busey Corp.	6,309	28,958
First California Financial Group, Inc. (I)	2,606	20,692
First Commonwealth Financial Corp. (L)	18,527	118,758
First Community Bancshares, Inc.	2,119	32,633
First Financial Bancorp	2,000	29,060
First Financial Corp.	1,254	37,620
First Interstate Bancsystem, Inc.	1,557	23,791
First Merchants Corp.	5,559	75,491
First Midwest Bancorp, Inc.	7,964	99,550
First Niagara Financial Group, Inc.	22,582	170,268
First South Bancorp, Inc. (I)	777	4,040
FirstMerit Corp. (L)	6,850	96,448
FNB Corp. (L)	67,664	730,771
German American Bancorp, Inc.	343	7,409
Glacier Bancorp, Inc.	2,400	34,872
Great Southern Bancorp, Inc.	1,203	30,316
Hanmi Financial Corp. (I)	1,541	19,247
Heartland Financial USA, Inc. (L)	1,587	41,532
Heritage Commerce Corp. (I)	2,067	14,076
Heritage Financial Corp.	171	2,382
Horizon Bancorp	401	7,630
Hudson Valley Holding Corp.	598	9,413
Iberiabank Corp.	1,700	82,875
Independent Bank Corp. (L)	2,687	77,117
Independent Bank Corp. - Michigan (I)	2,100	8,085
International Bancshares Corp.	12,100	219,010
Intervest Bancshares Corp., Class A (I)	437	1,700
Lakeland Bancorp, Inc. (L)	3,353	32,021
Lakeland Financial Corp.	1,305	32,286
Macatawa Bank Corp. (I)(L)	800	2,384
MainSource Financial Group, Inc. (L)	4,787	57,731
MB Financial, Inc.	7,939	154,334
MBT Financial Corp. (I)	1,037	2,821
Mercantile Bank Corp.	1,058	15,320
Merchants Bancshares, Inc.	394	10,941
Metro Bancorp, Inc. (I)	1,942	24,896
MetroCorp Bancshares, Inc. (I)	322	3,130
MidSouth Bancorp, Inc.	729	10,498
MidWestOne Financial Group, Inc.	305	6,271
National Penn Bancshares, Inc. (L)	11,091	105,032
NBT Bancorp, Inc. (L)	1,263	24,970
NewBridge Bancorp. (I)	2,100	9,639
North Valley Bancorp (I)	43	615
Northrim BanCorp, Inc. (L)	492	10,927
Old National Bancorp (L)	4,401	51,668
Old Second Bancorp, Inc. (I)(L)	1,554	1,834

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
OmniAmerican Bancorp, Inc. (I)	1,661	$37,771
Oriental Financial Group, Inc. (L)	4,139	49,834
Pacific Capital Bancorp (I)	905	41,612
Pacific Continental Corp.	2,139	19,401
Pacific Mercantile Bancorp (I)	1,399	8,618
Pacific Premier Bancorp Inc (I)	419	4,374
PacWest Bancorp	539	13,426
Park National Corp.	266	16,782
Park Sterling Corp. (I)	707	3,712
Peapack Gladstone Financial Corp.	607	8,401
Peoples Bancorp, Inc.	2,601	52,540
Pinnacle Financial Partners, Inc. (I)(L)	6,390	121,602
Popular, Inc. (I)	6,410	126,726
Porter Bancorp, Inc. (I)	735	698
Preferred Bank (I)	220	2,981
PrivateBancorp, Inc. (L)	200	3,278
Renasant Corp.	5,254	96,779
Republic Bancorp, Inc., Class A (L)	822	16,826
Republic First Bancorp, Inc. (I)	1,501	3,137
S&T Bancorp, Inc.	2,700	45,819
Sandy Spring Bancorp, Inc.	2,665	50,209
SCBT Financial Corp.	1,058	40,998
Seacoast Banking Corp. of Florida (I)	3,000	4,680
Shore Bancshares, Inc.	600	3,228
Sierra Bancorp (L)	1,564	16,438
Simmons First National Corp., Class A	1,519	36,167
Southside Bancshares, Inc. (L)	1,462	30,600
Southwest Bancorp, Inc. (I)	3,030	33,027
StellarOne Corp.	5,610	72,369
Sterling Bancorp	2,700	25,110
Sun Bancorp, Inc. (I)	1,364	4,460
Susquehanna Bancshares, Inc.	105,533	1,084,879
Synovus Financial Corp. (L)	77,318	183,244
Taylor Capital Group, Inc. (I)(L)	1,958	34,461
Texas Capital Bancshares, Inc. (I)(L)	16,527	744,376
The Bancorp, Inc. (I)	5,997	69,925
Tompkins Financial Corp. (L)	325	12,672
TowneBank (L)	2,665	40,268
Trico Bancshares	1,200	19,056
Trustmark Corp.	2,300	51,106
UMB Financial Corp. (L)	1,109	46,999
Umpqua Holdings Corp. (L)	16,286	189,895
Union First Market Bankshares Corp.	2,929	44,784
United Community Banks, Inc. (I)(L)	2,042	17,725
Univest Corp. of Pennsylvania	1,917	32,244
Virginia Commerce Bancorp, Inc. (I)	5,671	49,168
Washington Banking Company (L)	1,315	17,621
Washington Trust Bancorp, Inc.	2,092	52,760
Webster Financial Corp. (L)	38,523	802,049
WesBanco, Inc. (L)	4,767	100,631
West Bancorp, Inc.	1,494	15,089
West Coast Bancorp	1,371	29,902
Western Alliance Bancorp (I)	10,973	111,486
Wilshire Bancorp, Inc. (I)	3,138	18,169
Wintrust Financial Corp. (L)	25,424	935,349
Yadkin Valley Financial Corp. (I)	1,614	4,858
Zions Bancorporation (L)	45,588	914,951

		13,521,122
Consumer Finance - 0.1%
Atlanticus Holdings Corp. (I)	972	3,558
Cash America International, Inc. (L)	1,700	63,308
Nelnet, Inc., Class A	4,940	141,235
Nicholas Financial, Inc.	75	956

143

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance (continued)
The First Marblehead Corp. (I)(L)	4,620	$3,095

		212,152
Diversified Financial Services - 0.6%
Interactive Brokers Group, Inc., Class A	2,900	44,341
Marlin Business Services Corp. (L)	2,737	47,350
MicroFinancial, Inc.	1,317	9,575
NewStar Financial, Inc. (I)(L)	7,164	90,338
PHH Corp. (I)(L)	7,810	171,117
PICO Holdings, Inc. (I)(L)	1,866	33,775
Resource America, Inc., Class A	3,296	22,644
The NASDAQ OMX Group, Inc.	18,489	447,988

		867,128
Insurance - 7.5%
Allied World Assurance Company Holdings AG	5,100	413,967
Alterra Capital Holdings, Ltd. (L)	8,508	199,087
American Equity Investment Life
Holding Company (L)	10,642	122,702
American Financial Group, Inc.	32,591	1,292,233
American National Insurance Company	431	29,735
American Safety
Insurance Holdings, Ltd. (I)(L)	2,162	36,451
AMERISAFE, Inc. (I)	2,787	72,128
Argo Group International Holdings, Ltd.	4,561	151,380
Arthur J. Gallagher & Company	22,762	831,268
Aspen Insurance Holdings, Ltd.	8,155	255,252
Assurant, Inc.	9,808	335,532
Assured Guaranty, Ltd.	18,410	256,820
Axis Capital Holdings, Ltd.	10,224	367,757
Baldwin & Lyons, Inc., Class B	133	3,056
CNO Financial Group, Inc. (L)	42,875	390,163
Donegal Group, Inc., Class A	2,470	34,160
Eastern Insurance Holdings, Inc.	2,200	37,048
EMC Insurance Group, Inc.	570	12,506
Employers Holdings, Inc.	1,300	24,817
Endurance Specialty Holdings, Ltd.	5,786	232,597
Enstar Group, Ltd. (I)	371	37,994
FBL Financial Group, Inc., Class A (L)	4,767	158,455
Federated National Holding Company	1,233	6,892
First Acceptance Corp. (I)	4,470	5,453
First American Financial Corp.	6,737	160,341
Genworth Financial, Inc., Class A (I)	31,119	185,158
Global Indemnity PLC (I)	2,416	53,176
Greenlight Capital Re, Ltd., Class A (I)	2,000	46,260
Hallmark Financial Services, Inc. (I)	3,571	29,139
Hilltop Holdings, Inc. (I)	10,029	143,314
Homeowners Choice, Inc.	1,195	24,868
Horace Mann Educators Corp.	6,503	124,337
Independence Holding Company	2,816	23,936
Investors Title Company	98	5,886
Kemper Corp.	10,242	303,266
Maiden Holdings, Ltd.	10,361	93,042
Markel Corp. (I)	1,625	778,375
MBIA, Inc. (I)(L)	12,904	115,362
Meadowbrook Insurance Group, Inc.	6,598	36,685
Montpelier Re Holdings, Ltd.	9,927	217,302
National Financial Partners Corp. (I)(L)	765	12,707
National Interstate Corp.	809	21,236
Old Republic International Corp.	19,732	206,989
OneBeacon Insurance Group, Ltd., Class A	2,629	35,439
PartnerRe, Ltd.	5,456	452,193
Platinum Underwriters Holdings, Ltd.	3,688	164,190
Presidential Life Corp.	5,383	75,416
Primerica, Inc.	677	19,383

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Protective Life Corp.	10,342	$280,785
Reinsurance Group of America, Inc.	8,136	416,563
RLI Corp. (L)	600	38,664
Safety Insurance Group, Inc. (L)	1,282	57,549
SeaBright Holdings, Inc.	3,390	37,460
Selective Insurance Group, Inc. (L)	3,257	60,841
StanCorp Financial Group, Inc.	4,763	161,990
State Auto Financial Corp. (L)	4,956	71,961
Stewart Information Services Corp. (L)	3,868	105,596
Symetra Financial Corp.	2,863	35,014
The Hanover Insurance Group, Inc.	4,623	168,971
The Navigators Group, Inc. (I)	1,843	96,592
The Phoenix Companies, Inc. (I)	1,311	31,700
Tower Group, Inc.	8,083	136,603
United Fire Group, Inc. (L)	1,493	30,950
Universal Insurance Holdings, Inc. (L)	2,633	12,085
Validus Holdings, Ltd.	11,014	390,564
W.R. Berkley Corp.	20,310	807,323

		11,576,664
Real Estate Investment Trusts - 1.9%
DCT Industrial Trust, Inc. (L)	137,900	861,875
Douglas Emmett, Inc.	32,700	742,617
Education Realty Trust, Inc.	66,900	689,739
LaSalle Hotel Properties	26,620	641,808

		2,936,039
Real Estate Management & Development - 0.7%
Alexander & Baldwin, Inc. (I)	7,217	215,500
AV Homes, Inc. (I)	2,810	37,176
Consolidated-Tomoka Land Company	236	7,462
Forestar Group, Inc. (I)	663	9,799
Jones Lang LaSalle, Inc.	8,623	707,172
Thomas Properties Group, Inc.	4,372	23,827
ZipRealty, Inc. (I)	1,200	3,696

		1,004,632
Thrifts & Mortgage Finance - 1.3%
Astoria Financial Corp. (L)	10,259	95,716
Atlantic Coast Financial Corp. (I)	176	338
Bank Mutual Corp.	7,055	29,278
BankFinancial Corp.	4,921	34,841
BBX Capital Corp., Class A (I)	1,405	10,158
Beneficial Mutual Bancorp, Inc. (I)	2,325	21,785
Berkshire Hill Bancorp, Inc. (L)	2,695	62,147
BofI Holding, Inc. (I)(L)	1,730	46,122
Brookline Bancorp, Inc.	6,544	55,362
Cape Bancorp, Inc.	443	3,810
Clifton Savings Bancorp, Inc.	202	2,163
Dime Community Bancshares, Inc.	2,812	39,227
Doral Financial Corp. (I)	7,640	5,195
ESB Financial Corp.	441	5,570
ESSA Bancorp, Inc.	2,103	21,009
Federal Agricultural Mortgage Corp., Class C	1,732	58,334
First Defiance Financial Corp. (L)	1,313	22,334
First Financial Holdings, Inc.	3,514	47,404
First Financial Northwest, Inc. (I)	2,932	22,137
First Pactrust Bancorp, Inc.	935	11,033
Flushing Financial Corp.	4,011	60,005
Fox Chase Bancorp, Inc.	84	1,314
Hampden Bancorp, Inc.	942	12,670
Hingham Institution for Savings	16	987
Home Bancorp, Inc. (I)	1,531	27,971
Home Federal Bancorp, Inc.	3,822	44,526
Hudson City Bancorp, Inc.	20,492	165,166
Kearny Financial Corp.	378	3,470

144

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Louisiana Bancorp, Inc. (I)	100	$1,600
Meridian Interstate Bancorp, Inc. (I)	1,777	29,232
MGIC Investment Corp. (I)	10,189	17,831
Northfield Bancorp, Inc.	60	916
Northwest Bancshares, Inc. (L)	5,194	61,964
OceanFirst Financial Corp.	1,640	22,484
Oritani Financial Corp. (L)	2,000	29,200
People’s United Financial, Inc.	23,089	281,455
Provident Financial Holdings, Inc.	661	10,543
Provident Financial Services, Inc.	9,062	131,308
Provident New York Bancorp	2,310	20,929
Pulaski Financial Corp.	282	2,493
Radian Group, Inc.	23,661	103,635
Rockville Financial, Inc.	1,234	16,017
Roma Financial Corp.	100	846
Simplicity Bancorp, Inc.	627	8,860
Teche Holding Company	71	2,769
Territorial Bancorp, Inc.	952	21,658
TierOne Corp. (I)	1,301	1
Tree.com, Inc.	2,817	47,776
TrustCo Bank Corp.	4,173	21,992
United Financial Bancorp, Inc.	2,437	37,891
ViewPoint Financial Group	1,220	24,949
Walker & Dunlop, Inc. (I)	175	2,879
Washington Federal, Inc.	10,086	162,082
Waterstone Financial, Inc. (I)	718	3,985
Westfield Financial, Inc.	5,678	39,576
WSFS Financial Corp.	256	11,110

		2,026,053

		35,055,315
Health Care - 9.0%
Biotechnology - 0.6%
Astex Pharmaceuticals (I)	9,246	25,704
Celldex Therapeutics, Inc. (I)(L)	4,514	26,813
Cubist Pharmaceuticals, Inc. (I)	16,444	667,791
Emergent Biosolutions, Inc. (I)	200	3,004
Enzon Pharmaceuticals, Inc. (L)	4,300	30,014
Infinity Pharmaceuticals, Inc. (I)	595	15,083
Maxygen, Inc.	5,344	14,001
MediciNova, Inc. (I)	906	1,613
Myrexis, Inc. (I)	1,157	3,216
Repligen Corp. (I)(L)	1,800	11,610
Synageva BioPharma Corp. (I)(L)	835	40,857

		839,706
Health Care Equipment & Supplies - 2.9%
Alere, Inc. (I)	7,515	139,028
Alphatec Holdings, Inc. (I)	11,650	19,922
Analogic Corp.	900	66,303
AngioDynamics, Inc. (I)	4,853	51,151
Anika Therapeutics, Inc. (I)	2,936	34,733
Cantel Medical Corp.	550	15,092
CONMED Corp.	2,832	78,248
CryoLife, Inc.	2,939	17,458
Cutera, Inc. (I)(L)	2,718	25,685
Cynosure, Inc., Class A (I)	2,183	49,161
Digirad Corp. (I)	3,687	7,485
Exactech, Inc. (I)	1,030	17,500
Greatbatch, Inc. (I)	4,338	97,952
Haemonetics Corp. (I)(L)	9,936	805,114
Invacare Corp. (L)	5,104	72,120
Kewaunee Scientific Corp.	80	960
LeMaitre Vascular, Inc.	786	5,070
Medical Action Industries, Inc. (I)	1,100	2,959

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Merit Medical Systems, Inc. (I)(L)	1,762	$24,457
Natus Medical, Inc. (I)	3,589	40,627
NuVasive, Inc. (I)	1,300	18,876
Orthofix International NV (I)	8,909	331,860
Palomar Medical Technologies, Inc. (I)	1,400	12,698
Rochester Medical Corp. (I)	580	6,415
RTI Biologics, Inc. (I)	10,804	48,294
SurModics, Inc. (I)	2,083	41,952
Symmetry Medical, Inc. (I)(L)	5,526	53,879
Teleflex, Inc.	14,546	1,006,583
The Cooper Companies, Inc.	4,838	459,320
TranS1, Inc. (I)	1,749	5,037
Wright Medical Group, Inc. (I)(L)	42,773	903,366
Young Innovations, Inc.	689	24,921

		4,484,226
Health Care Providers & Services - 3.4%
Addus HomeCare Corp. (I)	1,215	8,238
Almost Family, Inc. (L)	179	3,551
Amedisys, Inc. (I)(L)	4,462	46,717
AMN Healthcare Services, Inc. (I)	2,560	27,981
Amsurg Corp. (I)	32,537	911,687
Assisted Living Concepts, Inc., Class A (L)	4,541	39,325
BioScrip, Inc. (I)	6,019	61,996
Capital Senior Living Corp. (I)	5,362	95,497
CardioNet, Inc. (I)	4,900	10,633
Community Health Systems, Inc.	10,065	296,515
Coventry Health Care, Inc.	16,171	706,349
Cross Country Healthcare, Inc. (I)	4,185	16,782
Dynacq Healthcare, Inc. (I)	941	9
ExamWorks Group, Inc. (I)	701	8,643
Five Star Quality Care, Inc. (I)(L)	5,481	26,967
Gentiva Health Services, Inc. (I)(L)	4,751	48,935
Hanger, Inc. (I)(L)	2,169	56,633
Healthways, Inc. (I)	5,459	59,066
IPC The Hospitalist Company, Inc. (I)(L)	16,700	630,425
Kindred Healthcare, Inc. (I)(L)	1,408	15,277
LHC Group, Inc. (I)(L)	753	14,589
LifePoint Hospitals, Inc. (I)	5,107	183,750
Magellan Health Services, Inc. (I)	2,450	127,106
Medcath Corp. (L)	4,104	5,622
Molina Healthcare, Inc. (I)	5,724	159,356
National Healthcare Corp. (L)	1,717	76,801
Omnicare, Inc. (L)	14,366	520,624
PharMerica Corp. (I)	3,519	50,814
Select Medical Holdings Corp.	1,512	16,692
Skilled Healthcare Group, Inc., Class A (I)(L)	245	1,642
Sun Healthcare Group, Inc. (I)	2,289	19,365
The Providence Service Corp. (I)	913	12,709
Triple-S Management Corp., Class B (I)	4,238	73,953
Universal American Corp.	15,537	128,802
Universal Health Services, Inc., Class B	17,660	795,936

		5,258,987
Health Care Technology - 0.1%
MedAssets, Inc. (I)	3,035	48,864
Omnicell, Inc. (I)	4,692	71,647

		120,511
Life Sciences Tools & Services - 1.0%
Affymetrix, Inc. (I)(L)	10,574	35,211
Albany Molecular Research, Inc. (I)	1,696	8,243
Bio-Rad Laboratories, Inc., Class A (I)	6,382	666,855
BioClinica, Inc. (I)	1,800	10,674
Cambrex Corp. (I)(L)	6,793	74,519

145

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Charles River
Laboratories International, Inc. (I)	17,897	$686,708
Enzo Biochem, Inc. (I)	2,322	6,409
Harvard Bioscience, Inc. (I)	6,820	26,871
PerkinElmer, Inc.	2,360	74,694

		1,590,184
Pharmaceuticals - 1.0%
Auxilium Pharmaceuticals, Inc. (I)	26,961	516,034
Cumberland Pharmaceuticals, Inc. (I)	631	2,827
Endo Health Solutions, Inc. (I)	19,708	564,831
Lannett Company, Inc. (I)	3,230	16,021
Pozen, Inc. (I)(L)	2,103	11,672
Sciclone Pharmaceuticals, Inc. (I)(L)	2,447	10,742
Sucampo Pharmaceuticals, Inc., Class A (I)	819	4,292
ViroPharma, Inc. (I)(L)	14,551	360,719

		1,487,138

		13,780,752
Industrials - 17.6%
Aerospace & Defense - 1.4%
AAR Corp.	5,432	83,436
Aerovironment, Inc. (I)(L)	27,021	551,499
Ascent Solar Technologies, Inc. (I)	6,979	5,444
CPI Aerostructures, Inc. (I)(L)	1,142	10,860
Curtiss-Wright Corp.	6,943	220,301
Ducommun, Inc. (I)	1,656	25,950
Esterline Technologies Corp. (I)	4,702	287,480
GeoEye, Inc. (I)	600	18,336
Innovative Solutions & Support, Inc. (I)	975	4,173
Kratos Defense & Security Solutions, Inc. (I)	3,577	15,918
LMI Aerospace, Inc. (I)	2,716	53,885
Moog, Inc., Class A (I)	603	22,166
Orbital Sciences Corp. (I)	3,415	44,702
SIFCO Industries, Inc.	400	6,124
Sparton Corp. (I)	2,225	31,996
Sypris Solutions, Inc.	819	3,342
Triumph Group, Inc.	12,498	819,994

		2,205,606
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (I)	9,088	34,444
Atlas Air Worldwide Holdings, Inc. (I)(L)	4,477	193,765
Pacer International, Inc. (I)	5,413	18,783
UTi Worldwide, Inc.	34,870	492,364
XPO Logistics, Inc. (I)	488	7,745

		747,101
Airlines - 0.3%
Hawaiian Holdings, Inc. (I)(L)	10,259	64,016
JetBlue Airways Corp. (I)(L)	40,706	209,229
Republic Airways Holdings, Inc. (I)(L)	6,356	36,928
SkyWest, Inc.	6,640	76,958

		387,131
Building Products - 1.4%
Ameresco, Inc., Class A (I)	116	1,090
American Woodmark Corp. (I)	1,000	28,410
Apogee Enterprises, Inc.	5,813	133,234
Builders FirstSource, Inc. (I)(L)	6,290	32,708
Gibraltar Industries, Inc. (I)	4,938	68,490
Griffon Corp. (L)	12,674	131,556
Insteel Industries, Inc. (L)	3,280	39,229
Owens Corning, Inc. (I)	12,149	420,112
PGT, Inc. (I)	6,113	26,836
Quanex Building Products Corp. (L)	3,300	69,036

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products (continued)
Simpson Manufacturing Company, Inc. (L)	3,200	$104,672
Trex Company, Inc. (I)	23,217	942,842
Universal Forest Products, Inc. (L)	3,700	139,342

		2,137,557
Commercial Services & Supplies - 3.0%
ABM Industries, Inc.	31,502	601,058
Acme United Corp.	300	3,306
Acorn Energy, Inc. (L)	767	6,243
American Reprographics Company (I)	6,377	16,070
AMREP Corp. (I)	100	810
Asset Acceptance Capital Corp. (I)	2,909	16,436
Asta Funding, Inc.	2,466	22,786
Casella Waste Systems, Inc., Class A (I)	1,736	7,673
CECO Environmental Corp.	748	6,971
Consolidated Graphics, Inc. (I)	1,103	37,546
Courier Corp.	1,247	14,104
Covanta Holding Corp.	1,850	34,928
Encore Capital Group, Inc. (I)	10	266
EnergySolutions, Inc. (I)	11,105	36,313
Ennis, Inc.	4,732	72,021
Fuel Tech, Inc. (I)	2,200	8,492
G&K Services, Inc., Class A	2,091	70,885
Interface, Inc. (L)	60,283	885,557
Intersections, Inc. (L)	1,826	16,854
Kimball International, Inc., Class B	4,815	60,091
McGrath RentCorp. (L)	2,470	69,209
Metalico, Inc. (I)	6,103	10,192
Mobile Mini, Inc. (I)(L)	8,178	163,233
Multi-Color Corp.	1,848	41,543
NL Industries, Inc.	3,600	38,520
Quad/Graphics, Inc.	276	4,471
Schawk, Inc. (L)	3,135	37,651
Steelcase, Inc., Class A	5,996	69,793
Sykes Enterprises, Inc. (I)(L)	2,001	29,335
Team, Inc. (I)(L)	24,873	893,438
Tetra Tech, Inc. (I)	1,191	30,680
The Geo Group, Inc.	6,507	183,497
UniFirst Corp.	1,824	128,720
United Stationers, Inc. (L)	3,084	94,648
Versar, Inc. (I)	2,653	9,869
Viad Corp.	4,281	96,237
Virco Manufacturing Corp. (I)	700	1,736
Waste Connections, Inc. (L)	25,849	850,949

		4,672,131
Construction & Engineering - 1.0%
AECOM Technology Corp. (I)	4,165	94,087
Aegion Corp. (I)(L)	1,037	21,383
Argan, Inc.	207	3,852
Comfort Systems USA, Inc. (L)	3,590	38,808
Dycom Industries, Inc. (I)	4,276	76,797
Furmanite Corp. (I)	2,345	10,388
Granite Construction, Inc.	4,421	135,283
Great Lakes Dredge & Dock Corp.	13,165	116,247
Integrated Electrical Services, Inc. (I)	427	1,943
Layne Christensen Company (I)(L)	3,684	84,695
MasTec, Inc. (I)(L)	775	17,701
Michael Baker Corp.	600	11,670
MYR Group, Inc. (I)	1,600	34,304
Northwest Pipe Company (I)	1,838	37,863
Orion Marine Group, Inc. (I)	26	185
Pike Electric Corp. (L)	6,752	66,845
Quanta Services, Inc. (I)	13,958	360,954
Sterling Construction Company, Inc. (I)	1,987	18,340

146

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Tutor Perini Corp. (I)(L)	6,945	$89,313
URS Corp.	7,479	281,809

		1,502,467
Electrical Equipment - 1.0%
Allied Motion Technologies, Inc.	124	801
American Superconductor Corp. (I)	923	2,566
AZZ, Inc.	876	33,393
Belden, Inc.	21,014	791,808
Brady Corp., Class A (L)	3,912	124,949
Encore Wire Corp. (L)	4,977	155,979
EnerSys, Inc. (I)(L)	5,755	200,504
General Cable Corp. (I)	4,856	139,416
Global Power Equipment Group, Inc.	468	7,029
GrafTech International, Ltd. (I)	1,078	10,457
LSI Industries, Inc.	3,751	25,582
Ocean Power Technologies, Inc. (I)	1,713	4,094
Orion Energy Systems, Inc. (I)	2,343	3,444
Powell Industries, Inc. (I)	1,041	41,682
PowerSecure International, Inc. (I)	2,424	15,635
Preformed Line Products Company	162	9,091
SL Industries, Inc.	300	5,880
Ultralife Corp. (I)	4,215	11,591

		1,583,901
Industrial Conglomerates - 0.1%
Seaboard Corp.	47	110,937
Standex International Corp.	1,657	81,624

		192,561
Machinery - 5.1%
Accuride Corp. (I)	114	350
AGCO Corp. (I)	229	10,568
Alamo Group, Inc.	2,190	72,533
Albany International Corp., Class A	4,013	86,320
Altra Holdings, Inc.	4,623	86,959
American Railcar Industries, Inc.	3,956	121,568
Ampco-Pittsburgh Corp. (L)	1,873	35,081
Astec Industries, Inc.	500	14,475
Barnes Group, Inc. (L)	8,981	189,409
Briggs & Stratton Corp. (L)	6,217	126,143
Cascade Corp.	851	55,289
CIRCOR International, Inc.	432	15,612
Columbus McKinnon Corp. (I)	2,631	39,360
Douglas Dynamics, Inc.	2,698	38,797
Dynamic Materials Corp.	1,001	14,004
Energy Recovery, Inc. (I)	3,586	11,188
EnPro Industries, Inc. (I)(L)	2,654	104,249
ESCO Technologies, Inc.	2,184	80,153
Federal Signal Corp. (I)(L)	11,880	69,854
Flow International Corp. (I)	3,700	11,655
FreightCar America, Inc.	2,000	42,060
Gardner Denver, Inc.	8,440	589,534
Gencor Industries, Inc. (I)	604	4,681
Greenbrier Companies, Inc. (I)(L)	4,947	94,537
Hardinge, Inc.	3,300	31,647
Harsco Corp.	525	10,579
Hurco Companies, Inc. (I)	1,523	36,567
Hyster-Yale Materials Handling, Inc.	1,000	41,480
IDEX Corp. (L)	16,368	735,742
Kaydon Corp. (L)	3,324	76,552
Key Technology, Inc. (I)	105	1,078
LB Foster Company, Class A	440	18,238
Lydall, Inc. (I)	2,591	33,916
Met-Pro Corp.	2,224	19,816
MFRI, Inc. (I)	780	3,939

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Miller Industries, Inc. (L)	2,259	$32,304
Mueller Industries, Inc.	2,781	132,821
Mueller Water Products, Inc., Class A	23,325	130,154
NN, Inc. (I)(L)	3,619	29,386
Oshkosh Corp. (I)	5,038	147,865
Robbins & Myers, Inc. (L)	751	44,609
Tecumseh Products Company, Class A (I)	100	441
Terex Corp. (I)(L)	10,724	259,414
The Eastern Company	366	5,406
Titan International, Inc. (L)	34,217	695,632
Trimas Corp. (I)	35,838	928,204
Trinity Industries, Inc.	13,800	438,426
Valmont Industries, Inc.	7,401	1,033,624
Watts Water Technologies, Inc., Class A	23,361	955,207

		7,757,426
Marine - 0.1%
Eagle Bulk Shipping, Inc. (I)(L)	2,566	5,722
Excel Maritime Carriers, Ltd. (I)(L)	16,644	7,490
Genco Shipping & Trading, Ltd. (I)(L)	3,690	9,889
International Shipholding Corp.	569	9,377
Matson, Inc. (L)	3,567	82,041

		114,519
Professional Services - 0.6%
Barrett Business Services, Inc.	1,536	51,072
CBIZ, Inc. (I)	4,715	27,394
CDI Corp. (L)	3,498	57,787
CRA International, Inc. (I)(L)	1,820	32,178
Franklin Covey Company (I)	3,206	39,530
FTI Consulting, Inc. (I)	1,296	40,059
GP Strategies Corp. (I)	2,590	51,930
Heidrick & Struggles International, Inc.	2,646	34,768
Hill International, Inc. (I)	4,471	15,559
Hudson Global, Inc. (I)(L)	3,400	14,926
Huron Consulting Group, Inc. (I)	878	28,921
ICF International, Inc. (I)	3,295	71,238
Kelly Services, Inc., Class A (L)	6,524	89,118
Kforce, Inc.	269	3,459
Korn/Ferry International (I)(L)	3,249	46,851
Manpower, Inc.	2,507	96,369
National Technical Systems, Inc. (I)	1,900	14,573
Navigant Consulting Company (I)	2,581	26,868
On Assignment, Inc. (I)	5,819	115,973
RCM Technologies, Inc.	100	565
Resources Connection, Inc.	3,010	34,946
The Dolan Company (I)	6,694	22,960
Volt Information Sciences, Inc. (I)	4,968	35,273

		952,317
Road & Rail - 1.7%
Amerco, Inc.	2,045	245,420
Arkansas Best Corp.	3,269	27,067
Avis Budget Group, Inc. (I)	15,595	295,369
Celadon Group, Inc.	2,115	36,547
Covenant Transport, Inc. (I)	1,250	6,413
Frozen Food Express Industries, Class A (I)	1,999	1,959
Landstar System, Inc.	12,093	611,543
Marten Transport, Ltd.	4,022	76,096
Old Dominion Freight Line, Inc. (I)	25,488	852,319
P.A.M. Transportation Services, Inc.	2,022	18,784
Patriot Transportation Holding, Inc. (I)	67	1,732
Roadrunner Transportation Systems, Inc. (I)	905	16,299
Ryder Systems, Inc.	7,200	338,904
Saia, Inc. (I)	3,170	68,662
Universal Truckload Services, Inc.	805	12,486

147

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
USA Truck, Inc. (I)	1,624	$5,294
Werner Enterprises, Inc.	926	20,085

		2,634,979
Trading Companies & Distributors - 1.4%
Aceto Corp.	4,311	42,981
Aircastle, Ltd.	11,800	134,166
Beacon Roofing Supply, Inc. (I)(L)	35,240	1,086,802
CAI International, Inc. (I)	4,100	82,000
GATX Corp.	9,384	395,348
H&E Equipment Services, Inc. (L)	7,028	109,285
Lawson Products, Inc.	1,776	14,705
Rush Enterprises, Inc., Class A (I)(L)	1,690	32,364
Rush Enterprises, Inc., Class B (I)	7,405	120,479
SeaCube Container Leasing, Ltd. (L)	824	15,137
TAL International Group, Inc. (L)	3,102	105,623
Titan Machinery, Inc. (I)	1,357	30,044
Willis Lease Finance Corp. (I)	281	4,027

		2,172,961

		27,060,657
Information Technology - 13.9%
Communications Equipment - 1.7%
Anaren, Inc. (I)	1,912	37,265
Arris Group, Inc. (I)	70,755	988,447
Aviat Networks, Inc. (I)	8,458	23,260
Aware, Inc.	3,300	22,110
Bel Fuse, Inc., Class B (L)	2,040	32,416
Black Box Corp. (L)	2,323	57,262
Brocade Communications Systems, Inc. (I)	22,156	125,846
Calix, Inc. (I)	1,529	11,284
Communications Systems, Inc.	1,201	12,586
Comtech Telecommunications Corp. (L)	2,593	66,277
Digi International, Inc. (I)	4,754	46,352
EchoStar Corp., Class A (I)	4,314	135,287
Emcore Corp. (I)	806	3,764
Emulex Corp. (I)	12,377	90,971
Extreme Networks, Inc. (I)(L)	7,190	25,884
Globecomm Systems, Inc. (I)(L)	5,280	62,726
Harmonic, Inc. (I)	11,465	52,510
Infinera Corp. (I)(L)	2,200	12,276
JDS Uniphase Corp. (I)	57,050	692,017
KVH Industries, Inc. (I)(L)	2,148	27,194
Oclaro, Inc. (I)	4,713	8,672
Oplink Communications, Inc. (I)	1,681	26,056
Optical Cable Corp.	100	416
Performance Technologies, Inc. (I)	1,302	1,107
Relm Wireless Corp. (I)	877	1,491
ShoreTel, Inc. (I)	939	4,056
Sonus Networks, Inc. (I)	4,900	8,183
Sycamore Networks, Inc.	6,141	16,519
Symmetricom, Inc. (I)	4,898	29,143
Tellabs, Inc.	2,464	8,772
Telular Corp.	900	9,018
Tessco Technologies, Inc. (L)	1,768	38,489
UTStarcom Holdings Corp. (I)(L)	7,089	7,160
Westell Technologies, Inc., Class A (I)	7,150	13,943

		2,698,759
Computers & Peripherals - 0.2%
Avid Technology, Inc. (I)	5,478	35,771
Concurrent Computer Corp.	526	2,777
Cray, Inc. (I)	2,110	30,004
Dot Hill Systems Corp. (I)	1,000	890
Electronics for Imaging, Inc. (I)	7,309	134,193

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Hutchinson Technology, Inc. (I)(L)	3,000	$4,800
Imation Corp. (I)	7,779	33,294
Intermec, Inc. (I)	200	1,510
Interphase Corp. (I)	286	606
Intevac, Inc. (I)	3,303	15,623
Novatel Wireless, Inc. (I)	6,924	9,417
Rimage Corp.	1,900	13,053
STEC, Inc. (I)	666	3,270
Xyratex, Ltd. (L)	1,639	15,357

		300,565
Electronic Equipment, Instruments & Components - 2.9%
ADDvantage Technologies Group, Inc. (I)	471	923
Aeroflex Holding Corp. (I)	574	3,720
Agilysys, Inc. (I)	1,591	12,983
Arrow Electronics, Inc. (I)	13,183	491,199
Avnet, Inc. (I)	13,498	395,356
AVX Corp.	11,811	120,472
Benchmark Electronics, Inc. (I)	4,167	64,755
Checkpoint Systems, Inc. (I)(L)	4,538	39,254
Coherent, Inc.	246	11,378
CTS Corp.	1,505	13,334
Daktronics, Inc.	3,000	31,380
Electro Rent Corp.	4,395	69,045
Electro Scientific Industries, Inc.	47,200	511,648
GSI Group, Inc. (I)	1,206	9,154
ID Systems, Inc. (I)	1,161	7,024
Identive Group, Inc. (I)	1,058	1,460
IEC Electronics Corp. (I)	558	3,789
Ingram Micro, Inc., Class A (I)	13,411	217,258
Insight Enterprises, Inc. (I)	5,138	87,038
IntriCon Corp. (I)	80	372
Itron, Inc. (I)	741	32,456
KEMET Corp. (I)	671	2,966
Key Tronic Corp. (I)(L)	1,300	13,182
Measurement Specialties, Inc. (I)	971	30,150
Mercury Computer Systems, Inc. (I)	2,241	19,698
Methode Electronics, Inc.	4,240	38,287
Multi-Fineline Electronix, Inc. (I)	3,338	57,046
NAPCO Security Technologies, Inc. (I)	868	2,925
Newport Corp. (I)(L)	5,333	67,942
OSI Systems, Inc. (I)	4,382	268,529
PAR Technology Corp. (I)	1,700	8,534
Park Electrochemical Corp.	1,480	36,068
PC Connection, Inc.	4,089	43,343
PC Mall, Inc. (I)	2,932	17,387
Perceptron, Inc.	1,146	6,658
Planar Systems, Inc. (I)	1,700	2,227
Plexus Corp. (I)	849	19,654
Power-One, Inc. (I)	1,950	8,093
Radisys Corp. (I)	3,312	7,452
Richardson Electronics, Ltd.	1,362	14,914
Rofin-Sinar Technologies, Inc. (I)(L)	1,000	21,150
Rogers Corp. (I)	1,608	71,443
Sanmina Corp. (I)	81,171	764,631
ScanSource, Inc. (I)	1,905	56,293
SMTC Corp. (I)	363	817
SYNNEX Corp. (I)(L)	5,765	190,360
Tech Data Corp. (I)	4,799	211,972
TTM Technologies, Inc. (I)	10,402	93,826
Viasystems Group, Inc. (I)	286	3,355
Vicon Industries, Inc. (I)	102	297
Vishay Intertechnology, Inc. (I)(L)	21,998	213,381
Vishay Precision Group, Inc. (I)	1,509	18,410

148

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Zygo Corp. (I)(L)	1,490	$22,037

		4,457,025
Internet Software & Services - 1.2%
AOL, Inc.	3,987	149,592
Blucora, Inc. (I)	7,765	114,534
Dealertrack Holdings, Inc. (I)	862	23,179
Digital River, Inc. (I)	1,946	28,431
EarthLink, Inc.	12,905	85,173
IAC/InterActiveCorp	2,892	136,358
Internap Network Services Corp. (I)	9,033	53,927
Keynote Systems, Inc.	1,100	14,971
KIT Digital, Inc. (I)	7,253	5,476
Limelight Networks, Inc. (I)	1,035	2,008
Marchex, Inc., Class B	3,061	12,734
Market Leader, Inc. (I)	500	3,325
Monster Worldwide, Inc. (I)(L)	4,505	24,507
Perficient, Inc. (I)	2,874	31,298
RealNetworks, Inc. (I)	4,503	32,737
Reis, Inc. (I)	300	3,849
Soundbite Communications, Inc.	200	510
support.com, Inc. (I)	5,153	22,673
TechTarget, Inc. (I)	5,473	29,718
TheStreet.com, Inc.	6,959	11,691
United Online, Inc.	16,613	95,026
ValueClick, Inc. (I)	47,407	894,570
XO Group, Inc. (I)	3,627	28,653

		1,804,940
IT Services - 2.3%
Acxiom Corp. (I)	7,534	133,276
CACI International, Inc., Class A (I)(L)	4,232	216,467
CIBER, Inc. (I)	13,088	39,788
Convergys Corp. (L)	15,251	238,068
CoreLogic, Inc. (I)	8,157	210,777
CSG Systems International, Inc. (I)	1,093	20,308
Dynamics Research Corp. (I)(L)	2,094	11,056
Euronet Worldwide, Inc. (I)(L)	677	15,070
Heartland Payment Systems, Inc. (L)	23,861	707,001
Jack Henry & Associates, Inc.	20,543	798,506
Mantech International Corp., Class A (L)	3,611	90,203
MAXIMUS, Inc.	14,193	894,017
ModusLink Global Solutions, Inc. (I)	9,124	30,383
NCI, Inc., Class A (I)	63	265
Official Payments Holdings Inc (I)	1,809	9,208
Online Resources Corp. (I)	6,713	15,507
StarTek, Inc. (I)	2,139	8,941
The Hackett Group, Inc.	9,407	33,489
Virtusa Corp. (I)	676	10,586

		3,482,916
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Energy Industries, Inc. (I)	3,654	46,735
Alpha & Omega Semiconductor, Ltd. (I)	999	8,691
Amkor Technology, Inc. (I)(L)	7,144	30,362
Amtech Systems, Inc. (I)(L)	1,027	3,327
ANADIGICS, Inc. (I)	8,400	15,204
ATMI, Inc. (I)	6,478	129,042
Axcelis Technologies, Inc. (I)	3,500	3,465
AXT, Inc. (I)	3,200	9,024
Brooks Automation, Inc.	6,288	48,418
BTU International, Inc. (I)	682	1,425
Cascade Microtech, Inc. (I)	1,613	9,065
Cohu, Inc.	4,766	46,230
Cree, Inc. (I)	805	26,010

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Cymer, Inc. (I)	15,389	$1,349,615
Diodes, Inc. (I)	918	13,899
DSP Group, Inc. (I)	4,257	25,201
Entropic Communications, Inc. (I)	2,167	11,247
Exar Corp. (I)(L)	7,653	62,755
Fairchild Semiconductor International, Inc. (I)	7,596	101,331
First Solar, Inc. (I)(L)	233	6,289
FormFactor, Inc. (I)	6,280	27,820
GSI Technology, Inc. (I)	3,600	20,304
Ikanos Communications, Inc. (I)	1,900	2,527
Integrated Device Technology, Inc. (I)(L)	24,164	151,508
Integrated Silicon Solution, Inc. (I)	4,650	40,734
International Rectifier Corp. (I)	10,474	178,896
Intersil Corp., Class A	11,073	78,950
IXYS Corp.	3,730	30,213
Kopin Corp. (I)	6,189	19,867
Kulicke & Soffa Industries, Inc. (I)	1,004	11,476
Lattice Semiconductor Corp. (I)(L)	122,889	486,640
LTX-Credence Corp. (I)	4,874	27,684
Mattson Technology, Inc. (I)	1,600	1,360
MEMC Electronic Materials, Inc. (I)(L)	9,085	26,619
MEMSIC, Inc. (I)	1,771	5,703
Microsemi Corp. (I)	1,367	26,164
MKS Instruments, Inc.	4,914	119,165
MoSys, Inc. (I)	318	1,018
Nanometrics, Inc. (I)(L)	879	12,710
OmniVision Technologies, Inc. (I)(L)	5,547	83,760
Pericom Semiconductor Corp. (I)	5,042	37,916
Photronics, Inc. (I)	13,324	68,619
PLX Technology, Inc. (I)	1,000	4,590
PMC-Sierra, Inc. (I)	12,261	63,144
Rambus, Inc. (I)	409	2,000
Rudolph Technologies, Inc. (I)	4,412	48,797
Semtech Corp. (I)	30,282	828,213
Sigma Designs, Inc. (I)(L)	4,474	25,726
Silicon Image, Inc. (I)	3,000	13,980
Spansion, Inc., Class A (I)	2,249	26,358
SunPower Corp. (I)	2,461	11,321
Supertex, Inc.	1,800	32,724
Tessera Technologies, Inc.	3,721	60,466
TriQuint Semiconductor, Inc. (I)	7,104	35,946
Ultra Clean Holdings (I)	429	2,068
Veeco Instruments, Inc. (I)	24,466	696,302

		5,258,623
Software - 2.2%
Accelrys, Inc. (I)	5,585	49,204
Actuate Corp. (I)(L)	54,438	290,155
AsiaInfo-Linkage, Inc. (I)	1,321	15,165
Cadence Design Systems, Inc. (I)	67,844	863,654
EPIQ Systems, Inc.	4,064	48,727
ePlus, Inc.	1,505	60,862
GSE Systems, Inc. (I)	2,016	3,891
JDA Software Group, Inc. (I)	955	42,650
Mentor Graphics Corp. (I)	1,026	15,318
MicroStrategy, Inc., Class A (I)(L)	5,732	507,225
Parametric Technology Corp. (I)	28,440	575,626
Progress Software Corp. (I)	645	12,971
Rosetta Stone, Inc. (I)(L)	916	11,706
Seachange International, Inc. (I)	4,794	44,345
Smith Micro Software, Inc. (I)	3,270	4,055
SS&C Technologies Holdings, Inc. (I)	33,573	791,987
TeleCommunication
Systems, Inc., Class A (I)(L)	7,193	16,184

149

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
THQ, Inc. (I)	611	$886

		3,354,611

		21,357,439
Materials - 7.8%
Chemicals - 2.5%
A. Schulman, Inc.	3,906	102,259
American Pacific Corp. (I)	1,717	19,900
American Vanguard Corp.	5,123	170,442
Chase Corp. (L)	1,432	24,702
Chemtura Corp. (I)	5,048	102,575
Ferro Corp. (I)	3,432	9,850
FMC Corp.	14,366	796,738
FutureFuel Corp.	45	511
Georgia Gulf Corp. (L)	7,700	353,122
Innophos Holdings, Inc.	15,290	732,544
Innospec, Inc.	103	3,278
Intrepid Potash, Inc. (L)	384	8,172
KMG Chemicals, Inc.	709	12,918
Kraton Performance Polymers, Inc. (I)	264	6,201
Landec Corp. (I)	4,944	49,737
Minerals Technologies, Inc.	1,300	96,200
Olin Corp.	1,814	37,604
OM Group, Inc. (I)	5,098	101,807
OMNOVA Solutions, Inc. (I)	2,908	21,577
Penford Corp. (I)	2,346	17,243
PolyOne Corp. (L)	52,358	1,054,490
Sensient Technologies Corp.	295	10,679
Spartech Corp. (I)	5,050	44,844
Zoltek Companies, Inc. (I)(L)	6,505	45,860

		3,823,253
Construction Materials - 0.6%
Eagle Materials, Inc.	13,925	741,089
Headwaters, Inc. (I)	7,064	53,686
Texas Industries, Inc. (I)(L)	1,790	83,092

		877,867
Containers & Packaging - 1.1%
Boise, Inc. (L)	13,800	113,160
Graphic Packaging Holding Company (I)	166,182	1,078,521
Myers Industries, Inc. (L)	5,702	84,789
Rock-Tenn Company, Class A	5,045	328,127
Sealed Air Corp. (L)	4,057	68,239

		1,672,836
Metals & Mining - 2.3%
A. M. Castle & Company (I)(L)	3,851	49,139
Allied Nevada Gold Corp. (I)(L)	5,494	178,830
Century Aluminum Company (I)(L)	11,480	89,200
Coeur d’Alene Mines Corp. (I)	10,706	249,022
Commercial Metals Company	18,700	253,385
Compass Minerals International, Inc.	7,353	561,769
Detour Gold Corp. (I)	6,779	167,880
Friedman Industries, Inc.	1,405	14,050
Haynes International, Inc. (L)	12,657	589,057
Hecla Mining Company (L)	2,428	14,082
Horsehead Holding Corp. (I)(L)	9,941	92,451
Kaiser Aluminum Corp. (L)	3,426	208,541
Materion Corp. (L)	1,532	31,406
McEwen Mining, Inc. (I)	2,908	10,760
Metals USA Holdings Corp.	2,245	35,112
Noranda Aluminum Holding Corp. (L)	2,332	13,829
Olympic Steel, Inc. (L)	2,178	43,059
Reliance Steel & Aluminum Company	7,959	448,888

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
RTI International Metals, Inc. (I)(L)	5,200	$128,960
Schnitzer Steel Industries, Inc., Class A (L)	475	13,390
Steel Dynamics, Inc.	14,051	181,539
Stillwater Mining Company (I)	1,214	13,937
Synalloy Corp.	380	5,043
United States Steel Corp. (L)	3,458	74,554
Universal Stainless & Alloy (I)	1,778	61,359
Worthington Industries, Inc. (L)	3,800	89,528

		3,618,770
Paper & Forest Products - 1.3%
Buckeye Technologies, Inc.	2,600	72,072
Clearwater Paper Corp. (I)	1,598	63,521
Domtar Corp.	5,000	400,550
KapStone Paper and Packaging Corp.	3,381	74,112
Louisiana-Pacific Corp. (I)	21,381	372,457
Mercer International, Inc. (I)	6,255	43,410
Neenah Paper, Inc.	302	8,474
P.H. Glatfelter Company (L)	7,514	127,663
Schweitzer-Mauduit International, Inc.	21,380	801,109
Wausau Paper Corp.	3,624	30,405

		1,993,773

		11,986,499
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc. (L)	381	14,051
Cbeyond, Inc. (I)	1,183	8,790
Frontier Communications Corp. (L)	24,284	116,806
General Communication, Inc., Class A (I)	4,737	39,933
Hawaiian Telcom Holdco, Inc. (I)	53	951
HickoryTech Corp.	257	2,498
Iridium Communications, Inc. (I)	10,611	65,470
Neutral Tandem, Inc.	3,011	8,100
ORBCOMM, Inc. (I)	8,038	27,168
Premiere Global Services, Inc. (I)	9,046	76,801
Primus Telecommunications Group, Inc.	298	3,379

		363,947
Wireless Telecommunication Services - 0.3%
Leap Wireless International, Inc. (I)(L)	3,505	22,783
MetroPCS Communications, Inc. (I)	1,700	18,105
Shenandoah Telecommunications Company (L)	411	5,713
Telephone & Data Systems, Inc.	11,252	258,909
United States Cellular Corp. (I)	4,446	154,943
USA Mobility, Inc. (L)	3,600	41,616

		502,069

		866,016
Utilities - 0.9%
Gas Utilities - 0.7%
UGI Corp.	29,461	978,694
Independent Power Producers & Energy Traders - 0.2%
Genie Energy, Ltd., B Shares	155	1,059
GenOn Energy, Inc. (I)	73,110	186,431
NRG Energy, Inc. (L)	5,408	114,109
Ormat Technologies, Inc.	1,949	35,901

		337,500
Water Utilities - 0.0%
Consolidated Water Company, Ltd.	1,250	9,713

150

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Utilities (continued)
SJW Corp. (L)	1,328	$32,483

		42,196

		1,358,390

TOTAL COMMON STOCKS (Cost $119,593,542)		$151,874,389

PREFERRED SECURITIES - 0.0%
Energy - 0.0%
DHT Holdings, Inc.	35	2,164

TOTAL PREFERRED SECURITIES (Cost $4,900)		$2,164

SECURITIES LENDING COLLATERAL - 21.4%
John Hancock Collateral
Investment Trust, 0.2768% (W)(Y)	3,295,389	32,976,627

TOTAL SECURITIES LENDING
COLLATERAL (Cost $32,973,989)		$32,976,627

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
State Street Institutional Liquid Reserves
Fund, 0.1849% (Y)	2,255,259	2,255,259

TOTAL SHORT-TERM INVESTMENTS (Cost $2,255,259)		$2,255,259

Total Investments (Small Cap Opportunities Fund)
(Cost $154,827,690) - 121.7%		$187,108,439
Other assets and liabilities, net - (21.7%)		(33,396,355)

TOTAL NET ASSETS - 100.0%		$153,712,084

Small Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.3%
Consumer Discretionary - 13.5%
Diversified Consumer Services - 1.4%
Matthews International Corp., Class A	62,100	$1,878,525
Hotels, Restaurants & Leisure - 1.9%
CEC Entertainment, Inc.	56,600	1,771,580
Choice Hotels International, Inc. (L)	19,200	624,000

		2,395,580
Household Durables - 1.7%
Helen of Troy, Ltd. (I)	71,100	2,194,146
Media - 1.9%
Arbitron, Inc.	68,800	2,502,256
Multiline Retail - 1.2%
Fred’s, Inc., Class A (L)	117,900	1,568,070
Specialty Retail - 5.4%
Ascena Retail Group, Inc. (I)	88,700	1,782,870
Stage Stores, Inc.	88,500	2,289,495
The Cato Corp., Class A	97,500	2,833,350

		6,905,715

		17,444,292
Consumer Staples - 2.0%
Food & Staples Retailing - 1.2%
Casey’s General Stores, Inc.	31,800	1,570,920

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products - 0.8%
Post Holdings, Inc. (I)	28,100	$967,764

		2,538,684
Energy - 3.6%
Energy Equipment & Services - 2.4%
Bristow Group, Inc.	26,100	1,359,810
SEACOR Holdings, Inc. (I)	19,980	1,810,188

		3,169,998
Oil, Gas & Consumable Fuels - 1.2%
Halcon Resources Corp. (I)	71,604	442,513
Penn Virginia Corp.	49,700	220,171
Scorpio Tankers, Inc. (I)	131,800	843,520

		1,506,204

		4,676,202
Financials - 19.7%
Capital Markets - 0.5%
Ares Capital Corp. (L)	37,100	658,154
Commercial Banks - 8.6%
First Busey Corp.	218,902	1,004,762
First Midwest Bancorp, Inc.	152,300	1,903,750
First Niagara Financial Group, Inc.	154,080	1,161,763
Hancock Holding Company	34,900	1,096,558
International Bancshares Corp.	111,200	2,012,720
MB Financial, Inc.	62,300	1,211,112
Webster Financial Corp.	100,200	2,086,164
Westamerica Bancorp. (L)	15,400	655,424

		11,132,253
Insurance - 4.8%
AMERISAFE, Inc. (I)	55,300	1,431,164
Assured Guaranty, Ltd.	74,500	1,039,275
Platinum Underwriters Holdings, Ltd.	36,600	1,629,432
Primerica, Inc.	72,200	2,067,086

		6,166,957
Real Estate Investment Trusts - 3.2%
Campus Crest Communities, Inc.	100,300	1,147,432
DiamondRock Hospitality Company	124,512	1,088,235
Mack-Cali Realty Corp.	35,700	902,496
Summit Hotel Properties, Inc.	111,900	982,482

		4,120,645
Thrifts & Mortgage Finance - 2.6%
Flushing Financial Corp.	71,768	1,073,649
Northwest Bancshares, Inc.	186,700	2,227,331

		3,300,980

		25,378,989
Health Care - 10.7%
Health Care Equipment & Supplies - 3.1%
Haemonetics Corp. (I)	6,715	544,116
ICU Medical, Inc. (I)	35,800	2,108,262
STERIS Corp.	40,400	1,380,468

		4,032,846
Health Care Providers & Services - 2.6%
Amsurg Corp. (I)	73,100	2,048,262
Corvel Corp. (I)	29,300	1,229,135

		3,277,397
Life Sciences Tools & Services - 5.0%
Charles River
Laboratories International, Inc. (I)	79,500	3,050,415

151

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
ICON PLC, ADR (I)	122,800	$3,388,052

		6,438,467

		13,748,710
Industrials - 27.0%
Aerospace & Defense - 0.8%
Cubic Corp.	22,400	1,096,480
Air Freight & Logistics - 1.7%
Atlas Air Worldwide Holdings, Inc. (I)	28,300	1,224,824
UTi Worldwide, Inc.	73,200	1,033,584

		2,258,408
Commercial Services & Supplies - 6.2%
ACCO Brands Corp. (I)	257,650	1,736,561
G&K Services, Inc., Class A	58,250	1,974,675
McGrath RentCorp.	6,300	176,526
Standard Parking Corp. (I)	56,198	1,250,406
United Stationers, Inc. (L)	91,060	2,794,631

		7,932,799
Construction & Engineering - 0.2%
Sterling Construction Company, Inc. (I)	23,906	220,652
Electrical Equipment - 3.7%
Acuity Brands, Inc.	18,700	1,237,005
Belden, Inc.	92,100	3,470,328

		4,707,333
Industrial Conglomerates - 3.8%
Carlisle Companies, Inc.	86,500	4,901,955
Machinery - 5.7%
Albany International Corp., Class A	106,700	2,295,117
ESCO Technologies, Inc.	57,700	2,117,590
Mueller Industries, Inc.	61,500	2,937,240

		7,349,947
Marine - 2.0%
Kirby Corp. (I)	40,900	2,367,292
Matson, Inc.	9,568	220,064

		2,587,356
Road & Rail - 1.2%
Genesee & Wyoming, Inc., Class A (I)	20,800	1,517,360
Trading Companies & Distributors - 1.7%
GATX Corp. (L)	52,900	2,228,677

		34,800,967
Information Technology - 8.0%
Computers & Peripherals - 1.3%
Diebold, Inc.	54,400	1,627,104
Electronic Equipment, Instruments & Components - 2.2%
Coherent, Inc.	24,600	1,137,750
MTS Systems Corp.	36,100	1,745,435

		2,883,185
IT Services - 2.5%
Forrester Research, Inc.	35,100	983,151
MAXIMUS, Inc.	35,784	2,254,034

		3,237,185
Office Electronics - 1.2%
Zebra Technologies Corp., Class A (I)	39,900	1,554,105
Software - 0.8%
Websense, Inc. (I)	70,500	984,180

		10,285,759

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 7.4%
Chemicals - 3.8%
Innospec, Inc.	44,400	$1,413,252
Koppers Holdings, Inc.	30,700	1,086,473
Sensient Technologies Corp.	27,800	1,006,360
Zep, Inc.	114,000	1,413,600

		4,919,685
Containers & Packaging - 2.1%
Aptargroup, Inc.	35,100	1,673,217
Greif, Inc., Class A	25,300	1,038,059

		2,711,276
Paper & Forest Products - 1.5%
Deltic Timber Corp. (L)	27,100	1,871,255

		9,502,216
Utilities - 4.4%
Electric Utilities - 2.0%
UNS Energy Corp.	34,300	1,460,494
Westar Energy, Inc.	40,100	1,150,870

		2,611,364
Gas Utilities - 2.4%
Atmos Energy Corp.	41,600	1,456,416
New Jersey Resources Corp.	14,400	584,352
WGL Holdings, Inc.	25,000	976,500

		3,017,268

		5,628,632

TOTAL COMMON STOCKS (Cost $87,619,313)		$124,004,451

SECURITIES LENDING COLLATERAL - 5.6%
John Hancock Collateral
Investment Trust, 0.2768% (W)(Y)	717,043	7,175,373

TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,175,312)		$7,175,373

SHORT-TERM INVESTMENTS - 3.7%
Repurchase Agreement - 3.7%
Deutsche Tri-Party Repurchase Agreement
dated 11/30/2012 at 0.250% to be
repurchased at $4,800,100 on 12/03/2012,
collateralized by $4,423,040 Government
National Mortgage Association, 4.500% to
5.000% due 09/20/2039 to 09/20/2040
(valued at $4,896,000 including interest)	$4,800,000	$4,800,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,800,000)		$4,800,000

Total Investments (Small Cap Value Fund)
(Cost $99,594,625) - 105.6%		$135,979,824
Other assets and liabilities, net - (5.6%)		(7,222,727)

TOTAL NET ASSETS - 100.0%		$128,757,097

Small Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.4%
Consumer Discretionary - 18.6%
Auto Components - 1.9%
Tenneco, Inc. (I)	27,285	$875,030

152

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
TRW Automotive Holdings Corp. (I)	21,298	$1,078,531

		1,953,561
Distributors - 1.0%
Pool Corp.	24,036	1,006,868
Hotels, Restaurants & Leisure - 4.9%
Choice Hotels International, Inc. (L)	16,800	546,000
Darden Restaurants, Inc.	13,814	730,484
Domino’s Pizza, Inc.	22,379	930,966
Jack in the Box, Inc. (I)(L)	29,378	809,364
Life Time Fitness, Inc. (I)(L)	20,041	943,129
Penn National Gaming, Inc. (I)(L)	25,085	1,274,820

		5,234,763
Household Durables - 2.3%
Ethan Allen Interiors, Inc.	28,285	820,548
Mohawk Industries, Inc. (I)	9,252	795,579
The Ryland Group, Inc. (L)	24,849	831,199

		2,447,326
Leisure Equipment & Products - 0.8%
Brunswick Corp.	32,592	839,896
Specialty Retail - 5.1%
DSW, Inc., Class A	15,540	1,057,186
Foot Locker, Inc.	30,019	1,075,881
Group 1 Automotive, Inc. (L)	14,924	906,782
Monro Muffler Brake, Inc. (L)	19,506	625,752
Tractor Supply Company	10,064	901,936
Vitamin Shoppe, Inc. (I)(L)	14,132	837,462

		5,404,999
Textiles, Apparel & Luxury Goods - 2.6%
Steven Madden, Ltd. (I)	19,068	848,717
The Warnaco Group, Inc. (I)	15,772	1,133,849
Under Armour, Inc., Class A (I)(L)	14,985	776,673

		2,759,239

		19,646,652
Consumer Staples - 2.5%
Food & Staples Retailing - 0.6%
Harris Teeter Supermarkets, Inc.	17,138	651,073
Food Products - 1.9%
B&G Foods, Inc. (L)	33,838	987,393
Lancaster Colony Corp.	13,711	1,038,471

		2,025,864

		2,676,937
Energy - 6.0%
Energy Equipment & Services - 3.4%
Atwood Oceanics, Inc. (I)	17,190	790,740
Dresser-Rand Group, Inc. (I)	16,399	866,031
Dril-Quip, Inc. (I)	12,437	875,192
Lufkin Industries, Inc. (L)	10,068	551,324
Patterson-UTI Energy, Inc. (L)	28,530	506,693

		3,589,980
Oil, Gas & Consumable Fuels - 2.6%
Berry Petroleum Company, Class A (L)	20,176	627,675
Energen Corp.	18,705	832,934
Oasis Petroleum, Inc. (I)(L)	28,852	871,907
Resolute Energy Corp. (I)	56,155	479,564

		2,812,080

		6,402,060

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 8.2%
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (I)	9,425	$1,214,600
Greenhill & Company, Inc.	8,531	405,393
Stifel Financial Corp. (I)(L)	23,093	702,489

		2,322,482
Commercial Banks - 3.5%
East West Bancorp, Inc.	36,455	771,023
Huntington Bancshares, Inc.	98,492	605,726
PrivateBancorp, Inc. (L)	48,918	801,766
Prosperity Bancshares, Inc. (L)	18,785	772,627
SVB Financial Group (I)	13,805	762,312

		3,713,454
Insurance - 1.7%
Brown & Brown, Inc.	35,554	954,269
HCC Insurance Holdings, Inc.	24,585	906,695

		1,860,964
Real Estate Investment Trusts - 0.8%
Colonial Properties Trust	39,500	805,800

		8,702,700
Health Care - 17.9%
Biotechnology - 5.6%
Acorda Therapeutics, Inc. (I)	19,105	481,064
Amarin Corp. PLC, ADR (I)(L)	58,293	723,416
BioMarin Pharmaceutical, Inc. (I)	21,038	1,022,447
Incyte Corp. (I)(L)	53,040	933,504
Myriad Genetics, Inc. (I)	35,255	1,012,524
Seattle Genetics, Inc. (I)(L)	35,093	888,204
United Therapeutics Corp. (I)(L)	16,026	842,166

		5,903,325
Health Care Equipment & Supplies - 4.7%
Insulet Corp. (I)(L)	26,942	591,377
Masimo Corp.	29,903	619,590
Meridian Bioscience, Inc. (L)	24,968	500,109
NuVasive, Inc. (I)	32,981	478,884
Sirona Dental Systems, Inc. (I)	16,724	1,047,090
STERIS Corp.	24,626	841,470
Thoratec Corp. (I)	24,596	914,971

		4,993,491
Health Care Providers & Services - 4.3%
Centene Corp. (I)	26,759	1,174,987
Chemed Corp. (L)	14,481	985,866
Health Management
Associates, Inc., Class A (I)	72,444	575,930
HMS Holdings Corp. (I)(L)	22,535	522,136
MEDNAX, Inc. (I)(L)	10,402	821,758
VCA Antech, Inc. (I)	23,124	480,517

		4,561,194
Life Sciences Tools & Services - 2.5%
PAREXEL International Corp. (I)	35,136	1,134,541
PerkinElmer, Inc.	26,476	837,965
Techne Corp.	8,849	627,394

		2,599,900
Pharmaceuticals - 0.8%
Salix Pharmaceuticals, Ltd. (I)	21,033	901,264

		18,959,174
Industrials - 14.4%
Aerospace & Defense - 2.1%
Hexcel Corp. (I)	35,530	918,451

153

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
TransDigm Group, Inc.	9,531	$1,296,407

		2,214,858
Air Freight & Logistics - 1.6%
Forward Air Corp.	24,638	819,214
Hub Group, Inc., Class A (I)	25,820	835,793

		1,655,007
Building Products - 1.1%
AO Smith Corp.	17,958	1,130,456
Commercial Services & Supplies - 1.9%
Corrections Corp. of America	32,339	1,096,292
Tetra Tech, Inc. (I)	35,974	926,690

		2,022,982
Electrical Equipment - 1.7%
Acuity Brands, Inc.	13,637	902,088
Regal-Beloit Corp.	13,523	943,229

		1,845,317
Machinery - 4.3%
Crane Company	16,894	716,981
Lincoln Electric Holdings, Inc.	21,163	1,005,454
Lindsay Corp.	12,462	985,620
WABCO Holdings, Inc. (I)	13,625	845,431
Wabtec Corp.	11,881	1,005,370

		4,558,856
Trading Companies & Distributors - 1.7%
Watsco, Inc. (L)	12,160	871,750
WESCO International, Inc. (I)	14,106	911,953

		1,783,703

		15,211,179
Information Technology - 24.9%
Communications Equipment - 1.1%
Finisar Corp. (I)(L)	32,553	441,744
NETGEAR, Inc. (I)(L)	21,851	761,726

		1,203,470
Electronic Equipment, Instruments & Components - 3.2%
Cognex Corp.	19,623	702,896
IPG Photonics Corp. (I)	6,491	383,618
Littelfuse, Inc.	15,039	867,901
National Instruments Corp.	30,135	732,883
SYNNEX Corp. (I)(L)	21,635	714,388

		3,401,686
Internet Software & Services - 3.6%
Ancestry.com, Inc. (I)	17,629	557,076
CoStar Group, Inc. (I)(L)	16,680	1,448,825
Dealertrack Holdings, Inc. (I)(L)	27,534	740,389
ValueClick, Inc. (I)	54,564	1,029,623

		3,775,913
IT Services - 1.2%
Alliance Data Systems Corp. (I)(L)	8,747	1,246,360
Semiconductors & Semiconductor Equipment - 4.6%
Cymer, Inc. (I)	15,000	1,315,500
Microsemi Corp. (I)	38,988	746,230
MKS Instruments, Inc.	26,239	636,296
Power Integrations, Inc. (L)	19,948	620,582
Semtech Corp. (I)	29,699	812,268
Teradyne, Inc. (I)(L)	50,370	787,787

		4,918,663

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 11.2%
ANSYS, Inc. (I)	13,831	$917,410
Aspen Technology, Inc. (I)	55,065	1,431,139
Cadence Design Systems, Inc. (I)	66,790	850,237
CommVault Systems, Inc. (I)(L)	13,933	924,594
Fair Isaac Corp.	23,313	998,263
Informatica Corp. (I)	25,667	689,672
Interactive Intelligence Group (I)(L)	20,040	643,685
Manhattan Associates, Inc. (I)	23,063	1,320,126
MICROS Systems, Inc. (I)	21,062	915,355
MicroStrategy, Inc., Class A (I)	6,330	560,142
Parametric Technology Corp. (I)	29,487	596,817
SolarWinds, Inc. (I)	27,155	1,521,495
Websense, Inc. (I)	31,478	439,433

		11,808,368

		26,354,460
Materials - 3.8%
Chemicals - 1.8%
Intrepid Potash, Inc. (I)(L)	20,895	444,646
Olin Corp.	38,729	802,852
Rockwood Holdings, Inc.	14,532	666,583

		1,914,081
Construction Materials - 0.8%
Martin Marietta Materials, Inc. (L)	9,109	819,810
Metals & Mining - 1.2%
Allied Nevada Gold Corp. (I)(L)	8,057	262,255
Carpenter Technology Corp.	16,184	784,277
Detour Gold Corp. (I)	9,530	236,007

		1,282,539

		4,016,430
Telecommunication Services - 1.3%
Wireless Telecommunication Services - 1.3%
SBA Communications Corp., Class A (I)	19,818	1,363,875
Utilities - 0.8%
Electric Utilities - 0.8%
ITC Holdings Corp. (L)	11,329	889,893

TOTAL COMMON STOCKS (Cost $76,688,648)		$104,223,360

SECURITIES LENDING COLLATERAL - 22.3%
John Hancock Collateral
Investment Trust, 0.2768% (W)(Y)	2,355,996	23,576,215

TOTAL SECURITIES LENDING
COLLATERAL (Cost $23,567,397)		$23,576,215

SHORT-TERM INVESTMENTS - 2.4%
Money Market Funds - 2.4%
State Street Institutional Liquid Reserves
Fund, 0.1849% (Y)	2,567,160	2,567,160

TOTAL SHORT-TERM INVESTMENTS (Cost $2,567,160)		$2,567,160

Total Investments (Small Company Growth Fund)
(Cost $102,823,205) - 123.1%		$130,366,735
Other assets and liabilities, net - (23.1%)		(24,473,083)

TOTAL NET ASSETS - 100.0%		$105,893,652

154

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.6%
Consumer Discretionary - 14.0%
Auto Components - 1.3%
Drew Industries, Inc. (L)	102,700	$3,333,642
Modine Manufacturing Company (I)	134,200	993,080

		4,326,722
Automobiles - 0.6%
Winnebago Industries, Inc. (I)(L)	130,500	1,855,710
Distributors - 1.1%
Pool Corp.	84,400	3,535,516
Diversified Consumer Services - 1.5%
Ascent Capital Group, Inc., Class A (I)	36,400	2,228,044
Matthews International Corp., Class A (L)	85,100	2,574,275

		4,802,319
Hotels, Restaurants & Leisure - 0.7%
Orient-Express Hotels, Ltd., Class A (I)	183,900	2,267,487
Household Durables - 2.3%
CSS Industries, Inc.	68,000	1,395,360
Ethan Allen Interiors, Inc. (L)	40,000	1,160,400
M/I Homes, Inc. (I)	58,000	1,276,580
Meritage Homes Corp. (I)(L)	94,700	3,316,394
Stanley Furniture Company, Inc. (I)	69,600	313,200

		7,461,934
Leisure Equipment & Products - 0.4%
Brunswick Corp. (L)	45,500	1,172,535
Media - 0.5%
Saga Communications, Inc., Class A	36,300	1,646,205
Multiline Retail - 0.4%
Fred’s, Inc., Class A (L)	98,500	1,310,050
Specialty Retail - 4.4%
Aaron’s, Inc.	254,600	7,307,020
Haverty Furniture Companies, Inc.	119,500	2,001,625
MarineMax, Inc. (I)(L)	107,000	883,820
Stein Mart, Inc.	195,200	1,667,008
The Men’s Wearhouse, Inc. (L)	82,100	2,663,324

		14,522,797
Textiles, Apparel & Luxury Goods - 0.8%
Culp, Inc.	73,000	1,039,520
Fifth & Pacific Companies, Inc. (I)	75,500	909,775
True Religion Apparel, Inc. (L)	26,400	688,776

		2,638,071

		45,539,346
Consumer Staples - 0.6%
Food & Staples Retailing - 0.4%
Nash Finch Company	59,500	1,255,450
Tobacco - 0.2%
Alliance One International, Inc. (I)	235,200	773,808

		2,029,258
Energy - 4.8%
Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc. (I)	36,500	1,679,000
C&J Energy Services, Inc. (I)(L)	49,700	992,509
CARBO Ceramics, Inc. (L)	23,200	1,776,424
Hercules Offshore, Inc. (I)	121,200	625,392
TETRA Technologies, Inc. (I)	167,000	1,169,000

		6,242,325
Oil, Gas & Consumable Fuels - 2.9%
Cloud Peak Energy, Inc. (I)	83,200	1,578,304

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Northern Oil and Gas, Inc. (I)(L)	122,000	$1,915,400
Oasis Petroleum, Inc. (I)(L)	98,900	2,988,758
PDC Energy, Inc. (I)(L)	35,300	1,266,564
Swift Energy Company (I)(L)	74,100	1,147,068
Teekay Tankers, Ltd., Class A (L)	229,100	632,316

		9,528,410

		15,770,735
Financials - 22.8%
Capital Markets - 3.5%
Ares Capital Corp.	235,200	4,172,448
Hercules Technology Growth Capital, Inc.	168,000	1,806,000
JMP Group, Inc.	78,000	409,500
KCAP Financial, Inc. (L)	140,100	1,237,083
Piper Jaffray Companies (I)(L)	29,000	822,730
Safeguard Scientifics, Inc. (I)(L)	64,300	908,559
Stifel Financial Corp. (I)(L)	67,300	2,047,266

		11,403,586
Commercial Banks - 5.8%
Columbia Banking System, Inc. (L)	58,000	1,001,080
East West Bancorp, Inc.	116,200	2,457,630
Glacier Bancorp, Inc. (L)	151,100	2,195,483
Home BancShares, Inc. (L)	97,600	3,236,416
Signature Bank (I)(L)	40,800	2,862,528
SVB Financial Group (I)	79,100	4,367,902
Wintrust Financial Corp. (L)	80,400	2,957,916

		19,078,955
Diversified Financial Services - 0.5%
Compass Diversified Holdings	113,000	1,595,560
Insurance - 5.4%
Alterra Capital Holdings, Ltd.	96,200	2,251,080
Assured Guaranty, Ltd.	88,202	1,230,418
Employers Holdings, Inc.	53,100	1,013,679
Markel Corp. (I)	4,800	2,299,200
Meadowbrook Insurance Group, Inc.	109,400	608,264
National Interstate Corp.	97,700	2,564,625
ProAssurance Corp.	84,200	7,635,256

		17,602,522
Real Estate Investment Trusts - 7.4%
Acadia Realty Trust	61,800	1,533,876
CBL & Associates Properties, Inc.	202,700	4,562,777
Cedar Realty Trust, Inc.	176,900	958,798
First Potomac Realty Trust (L)	133,900	1,570,647
Hatteras Financial Corp.	49,400	1,317,004
Kilroy Realty Corp.	88,700	4,000,370
LaSalle Hotel Properties	108,700	2,620,757
Potlatch Corp.	65,700	2,559,015
PS Business Parks, Inc.	4,800	309,552
Redwood Trust, Inc. (L)	129,900	2,171,928
Saul Centers, Inc.	27,600	1,175,760
Washington Real Estate Investment Trust	58,700	1,521,504

		24,301,988
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	117,600	515,088

		74,497,699
Health Care - 3.9%
Biotechnology - 0.3%
Momenta Pharmaceuticals, Inc. (I)	92,000	984,400
Health Care Equipment & Supplies - 2.1%
Analogic Corp.	26,900	1,981,723

155

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Quidel Corp. (I)(L)	81,400	$1,426,942
West Pharmaceutical Services, Inc.	62,300	3,366,069

		6,774,734
Health Care Providers & Services - 1.5%
Landauer, Inc. (L)	26,200	1,560,996
National Healthcare Corp. (L)	48,000	2,147,040
Triple-S Management Corp., Class B (I)(L)	72,200	1,259,890

		4,967,926

		12,727,060
Industrials - 26.1%
Aerospace & Defense - 0.2%
Kratos Defense &
Security Solutions, Inc. (I)(L)	169,500	754,275
Air Freight & Logistics - 0.6%
Hub Group, Inc., Class A (I)	59,700	1,932,489
Airlines - 1.5%
Alaska Air Group, Inc. (I)	112,700	4,817,925
Building Products - 1.7%
Gibraltar Industries, Inc. (I)	139,000	1,927,930
Quanex Building Products Corp.	78,800	1,648,496
Universal Forest Products, Inc. (L)	55,500	2,090,130

		5,666,556
Commercial Services & Supplies - 3.4%
G&K Services, Inc., Class A	70,400	2,386,560
McGrath RentCorp. (L)	130,800	3,665,016
Mine Safety Appliances Company	49,300	1,906,924
Waste Connections, Inc. (L)	99,800	3,285,416

		11,243,916
Construction & Engineering - 1.1%
Aegion Corp. (I)(L)	117,800	2,429,036
Comfort Systems USA, Inc. (L)	102,000	1,102,620

		3,531,656
Electrical Equipment - 1.4%
Belden, Inc.	76,400	2,878,752
Franklin Electric Company, Inc.	29,300	1,745,108

		4,623,860
Machinery - 6.0%
Astec Industries, Inc. (L)	42,000	1,215,900
Cascade Corp.	30,200	1,962,094
CIRCOR International, Inc.	48,600	1,756,404
IDEX Corp.	77,900	3,501,605
Nordson Corp.	79,300	4,852,367
Proto Labs, Inc. (I)(L)	19,400	707,712
Robbins & Myers, Inc.	42,500	2,524,500
Woodward, Inc.	87,000	3,181,590

		19,702,172
Marine - 1.7%
Kirby Corp. (I)(L)	93,800	5,429,144
Professional Services - 1.6%
FTI Consulting, Inc. (I)	30,900	955,119
Navigant Consulting Company (I)	138,400	1,440,744
On Assignment, Inc. (I)	113,600	2,264,048
The Dolan Company (I)	125,200	429,436

		5,089,347
Road & Rail - 4.3%
Genesee & Wyoming, Inc., Class A (I)(L)	94,900	6,922,955

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Landstar System, Inc.	137,600	$6,958,432

		13,881,387
Trading Companies & Distributors - 2.6%
Beacon Roofing Supply, Inc. (I)(L)	203,000	6,260,520
Kaman Corp. (L)	59,800	2,167,152

		8,427,672

		85,100,399
Information Technology - 9.1%
Communications Equipment - 1.0%
Ixia (I)(L)	165,200	2,481,304
Sonus Networks, Inc. (I)	397,200	663,324

		3,144,628
Computers & Peripherals - 0.2%
Xyratex, Ltd. (L)	74,600	699,002
Electronic Equipment, Instruments & Components - 3.7%
Cognex Corp. (L)	28,500	1,020,870
Electro Rent Corp.	159,000	2,497,890
Electro Scientific Industries, Inc.	97,600	1,057,984
Littelfuse, Inc. (L)	54,500	3,145,195
Methode Electronics, Inc.	60,000	541,800
Newport Corp. (I)	94,000	1,197,560
SYNNEX Corp. (I)(L)	73,000	2,410,460

		11,871,759
IT Services - 0.2%
TNS, Inc. (I)	52,000	759,200
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Energy Industries, Inc. (I)(L)	125,200	1,601,308
ATMI, Inc. (I)	56,200	1,119,504
Brooks Automation, Inc. (L)	112,400	865,480
Cabot Microelectronics Corp. (L)	48,600	1,585,332
Cymer, Inc. (I)	11,500	1,008,550
Teradyne, Inc. (I)(L)	148,100	2,316,284

		8,496,458
Software - 1.4%
Accelrys, Inc. (I)	83,900	739,159
Progress Software Corp. (I)	129,300	2,600,223
Websense, Inc. (I)	89,900	1,255,004

		4,594,386

		29,565,433
Materials - 11.5%
Chemicals - 2.8%
American Vanguard Corp.	95,400	3,173,958
Innospec, Inc.	124,000	3,946,920
Minerals Technologies, Inc.	27,800	2,057,200

		9,178,078
Construction Materials - 0.3%
Texas Industries, Inc. (I)(L)	22,000	1,021,240
Containers & Packaging - 2.0%
Aptargroup, Inc.	90,900	4,333,203
Myers Industries, Inc.	149,500	2,223,065

		6,556,268
Metals & Mining - 4.2%
AMCOL International Corp. (L)	60,700	1,832,533
Carpenter Technology Corp.	63,900	3,096,594
Franco-Nevada Corp. (L)	56,100	3,175,056
North American Palladium, Ltd. (I)(L)	600,000	906,000
Royal Gold, Inc.	42,300	3,416,148

156

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Schnitzer Steel Industries, Inc., Class A (L)	41,800	$1,178,342

		13,604,673
Paper & Forest Products - 2.2%
Clearwater Paper Corp. (I)(L)	68,300	2,714,925
Deltic Timber Corp. (L)	45,100	3,114,155
Wausau Paper Corp. (L)	146,500	1,229,135

		7,058,215

		37,418,474
Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Premiere Global Services, Inc. (I)	171,500	1,456,035
Utilities - 4.4%
Electric Utilities - 2.4%
Cleco Corp.	90,200	3,634,158
El Paso Electric Company	87,000	2,770,950
PNM Resources, Inc.	64,800	1,369,224

		7,774,332
Gas Utilities - 0.8%
Southwest Gas Corp.	61,300	2,570,922
Multi-Utilities - 1.2%
Black Hills Corp.	42,400	1,513,256
NorthWestern Corp.	54,400	1,887,136
Vectren Corp.	18,900	552,825

		3,953,217

		14,298,471

TOTAL COMMON STOCKS (Cost $211,677,307)		$318,402,910

PREFERRED SECURITIES - 0.8%
Financials - 0.8%
Commercial Banks - 0.8%
East West Bancorp., Inc., Series A (I)	1,814	2,633,329

TOTAL PREFERRED SECURITIES (Cost $1,786,750)		$2,633,329

INVESTMENT COMPANIES - 0.3%
iShares Russell 2000 Value Index Fund (L)	13,700	1,002,840

TOTAL INVESTMENT COMPANIES (Cost $973,730)		$1,002,840

SECURITIES LENDING COLLATERAL - 19.6%
John Hancock Collateral
Investment Trust, 0.2768% (W)(Y)	6,387,753	63,921,609

TOTAL SECURITIES LENDING
COLLATERAL (Cost $63,893,624)		$63,921,609

SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0475% (Y)	450,304	450,304
T. Rowe Price Reserve Investment
Fund, 0.1281% (Y)	4,665,595	4,665,595

		5,115,899

TOTAL SHORT-TERM INVESTMENTS (Cost $5,115,899)		$5,115,899

Total Investments (Small Company Value Fund)
(Cost $283,447,310) - 119.9%		$391,076,587
Other assets and liabilities, net - (19.9%)		(65,011,542)

TOTAL NET ASSETS - 100.0%		$326,065,045

Smaller Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.9%
Consumer Discretionary - 15.1%
Auto Components - 0.2%
American Axle &
Manufacturing Holdings, Inc. (I)	1,066	$11,150
Dana Holding Corp.	2	28
Dorman Products, Inc. (I)	677	23,153
Drew Industries, Inc. (I)(L)	165	5,356
Fuel Systems Solutions, Inc. (I)(L)	357	5,394
Gentherm, Inc. (I)	672	8,124
Modine Manufacturing Company (I)	636	4,706
Tenneco, Inc. (I)	4,788	153,551

		211,462
Automobiles - 1.2%
Harley-Davidson, Inc.	23,780	1,116,709
Tesla Motors, Inc. (I)(L)	1,441	48,735
Thor Industries, Inc.	1,047	39,514
Winnebago Industries, Inc. (I)(L)	667	9,485

		1,214,443
Distributors - 0.3%
Pool Corp. (L)	7,136	298,927
Diversified Consumer Services - 1.6%
American Public Education, Inc. (I)(L)	419	14,405
Ascent Capital Group, Inc., Class A (I)	183	11,201
Capella Education Company (I)	288	7,969
Career Education Corp. (I)	797	2,383
Coinstar, Inc. (I)(L)	6,568	308,959
Grand Canyon Education, Inc. (I)(L)	14,654	347,007
ITT Educational Services, Inc. (I)	405	7,343
K12, Inc. (I)(L)	44,808	776,523
Matthews International Corp., Class A	648	19,602
Sotheby’s	1,575	45,455
Strayer Education, Inc.	96	5,024

		1,545,871
Hotels, Restaurants & Leisure - 2.2%
AFC Enterprises, Inc. (I)	6,208	164,140
Ameristar Casinos, Inc.	391	7,781
Bally Technologies, Inc. (I)(L)	964	43,515
Biglari Holdings, Inc. (I)	11	3,998
BJ’s Restaurants, Inc. (I)(L)	585	20,060
Boyd Gaming Corp. (I)(L)	846	4,653
Bravo Brio Restaurant Group, Inc. (I)	440	6,006
Buffalo Wild Wings, Inc. (I)	432	31,294
Caesars Entertainment Corp. (I)	566	3,453
Caribou Coffee Company, Inc. (I)(L)	16,844	202,970
CEC Entertainment, Inc. (L)	206	6,448
Choice Hotels International, Inc. (L)	230	7,475
Cracker Barrel Old Country Store, Inc.	5,510	338,590
Denny’s Corp. (I)	2,197	10,436
DineEquity, Inc. (I)(L)	362	22,824
Domino’s Pizza, Inc.	1,253	52,125
Ignite Restaurant Group, Inc. (I)	140	1,778
Interval Leisure Group, Inc.	920	17,324
Jack in the Box, Inc. (I)	984	27,109
Krispy Kreme Doughnuts, Inc. (I)(L)	1,224	11,138
Life Time Fitness, Inc. (I)(L)	961	45,225
Marriott Vacations Worldwide Corp. (I)	440	17,516
Orient-Express Hotels, Ltd., Class A (I)	2,272	28,014
Papa John’s International, Inc. (I)	436	23,077
Penn National Gaming, Inc. (I)(L)	1,514	76,941
Pinnacle Entertainment, Inc. (I)(L)	1,445	18,669
Red Robin Gourmet Burgers, Inc. (I)(L)	165	5,404
Ryman Hospitality Properties (L)	569	18,902
Scientific Games Corp., Class A (I)	1,270	10,579

157

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
SHFL Entertainment, Inc. (I)(L)	10,305	$141,797
Six Flags Entertainment Corp.	5,213	320,495
Sonic Corp. (I)(L)	1,212	12,278
Texas Roadhouse, Inc.	1,472	24,450
The Cheesecake Factory, Inc. (L)	9,816	335,609
Vail Resorts, Inc. (L)	838	47,196
WMS Industries, Inc. (I)(L)	5,280	89,232

		2,198,501
Household Durables - 0.5%
Beazer Homes USA, Inc. (I)	370	5,524
Blyth, Inc. (L)	154	2,482
Cavco Industries, Inc. (I)	144	7,416
Ethan Allen Interiors, Inc.	603	17,493
Hovnanian Enterprises, Inc., Class A (I)(L)	1,521	7,940
iRobot Corp. (I)	606	11,417
KB Home	1,048	15,049
La-Z-Boy, Inc.	1,215	18,128
Libbey, Inc. (I)	464	9,057
M/I Homes, Inc. (I)	488	10,741
MDC Holdings, Inc.	8,390	295,664
Meritage Homes Corp. (I)	508	17,790
NACCO Industries, Inc., Class A	42	2,239
Sealy Corp. (I)(L)	958	2,079
Skullcandy, Inc. (I)	358	3,086
Standard Pacific Corp. (I)	2,963	19,852
The Ryland Group, Inc.	1,039	34,755
Zagg, Inc. (I)(L)	222	1,605

		482,317
Internet & Catalog Retail - 0.8%
Blue Nile, Inc. (I)	288	11,330
Groupon, Inc. (I)	6,811	28,538
HomeAway, Inc. (I)	762	15,606
HSN, Inc.	6,746	356,796
Liberty Ventures, Series A (I)	813	47,601
Orbitz Worldwide, Inc. (I)	666	1,538
Overstock.com, Inc. (I)	387	5,871
Shutterfly, Inc. (I)(L)	12,577	338,950
Vitacost.com, Inc. (I)(L)	557	4,038

		810,268
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (I)	8,231	309,733
Brunswick Corp.	2,079	53,576
LeapFrog Enterprises, Inc. (I)	1,294	11,788
Smith & Wesson Holding Corp. (I)(L)	1,509	15,995
Sturm Ruger & Company, Inc. (L)	445	26,073

		417,165
Media - 1.2%
AMC Networks, Inc., Class A (I)	1,218	64,262
Arbitron, Inc. (L)	606	22,040
Clear Channel Outdoor Holdings, Inc., Class A	456	2,964
Cumulus Media, Inc., Class A (I)(L)	1,490	3,412
Fisher Communications, Inc.	43	1,080
IMAX Corp. (I)	43,100	933,115
Lions Gate Entertainment Corp. (I)	1,680	27,518
Live Nation Entertainment, Inc. (I)	3,320	29,150
Martha Stewart Living
Omnimedia, Inc., Class A	495	1,307
Morningstar, Inc.	563	35,936
Pandora Media, Inc. (I)(L)	1,348	11,755
ReachLocal, Inc. (I)	210	2,302
The Madison Square Garden, Inc., Class A (I)	1,371	60,050
The New York Times Company, Class A (I)	1,542	12,506

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Valassis Communications, Inc. (I)	323	$8,392

		1,215,789
Multiline Retail - 0.1%
Big Lots, Inc. (I)(L)	1,481	41,705
Dillard’s, Inc., Class A	652	57,969
Gordmans Stores, Inc. (I)	207	2,993
Saks, Inc. (I)(L)	869	9,125

		111,792
Specialty Retail - 4.4%
Aaron’s, Inc. (L)	1,675	48,073
Aeropostale, Inc. (I)	1,888	26,073
Americas Car-Mart, Inc. (I)	191	7,048
ANN, Inc. (I)	1,100	36,905
Asbury Automotive Group, Inc. (I)	658	19,865
Ascena Retail Group, Inc. (I)	17,773	357,237
Barnes & Noble, Inc. (I)	696	9,988
Body Central Corp. (I)(L)	362	3,703
Cabela’s, Inc. (I)	1,056	50,445
Casual Male Retail Group, Inc. (I)(L)	37,990	145,502
Chico’s FAS, Inc.	16,440	306,606
Citi Trends, Inc. (I)	356	4,970
Coldwater Creek, Inc. (I)	239	1,367
Conn’s, Inc. (I)	527	14,904
Destination Maternity Corp.	129	2,866
DSW, Inc., Class A	773	52,587
Express, Inc. (I)	1,713	25,575
Francesca’s Holdings Corp. (I)(L)	10,701	278,547
Genesco, Inc. (I)(L)	7,725	427,424
GNC Holdings, Inc., Class A	2,309	81,115
Haverty Furniture Companies, Inc.	438	7,337
Hibbett Sports, Inc. (I)(L)	611	32,835
Hot Topic, Inc. (L)	621	6,198
Jos A. Bank Clothiers, Inc. (I)(L)	649	27,972
Kirkland’s, Inc. (I)	369	3,354
Lithia Motors, Inc., Class A (L)	254	9,088
Lumber Liquidators Holdings, Inc. (I)(L)	535	28,719
Mattress Firm Holding Corp. (I)	308	8,812
Monro Muffler Brake, Inc. (L)	685	21,975
New York & Company, Inc. (I)	589	2,191
Office Depot, Inc. (I)	6,624	22,257
Penske Automotive Group, Inc.	1,050	30,587
Pier 1 Imports, Inc. (L)	20,151	386,698
Rent-A-Center, Inc.	9,637	334,982
rue21, Inc. (I)	24,218	695,299
Select Comfort Corp. (I)	1,243	33,288
Shoe Carnival, Inc.	331	7,318
Stage Stores, Inc.	718	18,575
Teavana Holdings, Inc. (I)	228	3,363
The Buckle, Inc. (L)	5,349	273,601
The Children’s Place Retail Stores, Inc. (I)	364	17,694
The Finish Line, Inc., Class A (L)	8,070	166,484
The Pep Boys - Manny, Moe & Jack	628	6,638
The Wet Seal, Inc., Class A (I)	1,921	5,648
Vitamin Shoppe, Inc. (I)(L)	5,715	338,671
Zumiez, Inc. (I)	544	11,250

		4,401,634
Textiles, Apparel & Luxury Goods - 2.2%
Carter’s, Inc. (I)(L)	1,167	61,898
Columbia Sportswear Company	315	18,239
Crocs, Inc. (I)	2,097	27,995
Deckers Outdoor Corp. (I)	861	32,968
Fifth & Pacific Companies, Inc. (I)	2,629	31,679
G-III Apparel Group, Ltd. (I)(L)	394	14,992

158

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Hanesbrands, Inc. (I)	1,477	$53,320
Maidenform Brands, Inc. (I)	540	9,920
Movado Group, Inc.	215	7,458
Oxford Industries, Inc.	167	9,125
Quiksilver, Inc. (I)	1,343	5,372
Skechers U.S.A., Inc., Class A (I)	902	17,553
Steven Madden, Ltd. (I)	21,009	935,111
The Warnaco Group, Inc. (I)	950	68,296
True Religion Apparel, Inc. (L)	569	14,845
Tumi Holdings, Inc. (I)	868	19,504
Unifi, Inc. (I)	225	3,114
Vera Bradley, Inc. (I)(L)	28,749	796,635

		2,128,024

		15,036,193
Consumer Staples - 1.6%
Beverages - 0.1%
Coca-Cola Bottling Company Consolidated	77	5,285
National Beverage Corp. (L)	275	4,719
The Boston Beer
Company, Inc., Class A (I)(L)	205	23,159

		33,163
Food & Staples Retailing - 0.2%
Casey’s General Stores, Inc.	891	44,015
Pricesmart, Inc. (L)	457	35,427
Rite Aid Corp. (I)	15,655	15,812
Susser Holdings Corp. (I)	390	14,239
The Chefs’ Warehouse, Inc. (I)	274	4,332
The Fresh Market, Inc. (I)	894	46,336
United Natural Foods, Inc. (I)	1,137	58,862

		219,023
Food Products - 0.4%
Annie’s, Inc. (I)	237	8,501
Calavo Growers, Inc.	281	6,761
Chiquita Brands International, Inc. (I)	331	2,360
Darling International, Inc. (I)	9,943	167,738
Dean Foods Company (I)	4,297	73,651
J&J Snack Foods Corp.	351	22,078
Sanderson Farms, Inc. (L)	158	7,579
Smart Balance, Inc. (I)(L)	1,372	17,054
The Hain Celestial Group, Inc. (I)	888	53,520
TreeHouse Foods, Inc. (I)	840	44,050

		403,292
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	6,725	321,657
Personal Products - 0.6%
Elizabeth Arden, Inc. (I)	616	28,589
Inter Parfums, Inc. (L)	13,242	265,105
Medifast, Inc. (I)(L)	301	9,548
Nature’s Sunshine Products, Inc.	209	3,204
Nu Skin Enterprises, Inc., Class A (L)	5,473	248,474
Prestige Brands Holdings, Inc. (I)	582	12,571
Revlon, Inc., Class A (I)(L)	291	4,342
Schiff Nutrition International, Inc. (I)	249	10,456
USANA Health Sciences, Inc. (I)	167	6,894

		589,183
Tobacco - 0.0%
Star Scientific, Inc. (I)(L)	2,774	7,878

		1,574,196

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 7.0%
Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc. (I)	1,368	$62,928
C&J Energy Services, Inc. (I)	636	12,701
CARBO Ceramics, Inc. (L)	483	36,983
Dril-Quip, Inc. (I)	799	56,226
Forum Energy Technologies, Inc. (I)	897	22,640
Geospace Technologies Corp. (I)	5,383	410,023
Gulfmark Offshore, Inc., Class A	6,080	190,547
Heckmann Corp. (I)(L)	3,370	13,177
Helix Energy Solutions Group, Inc. (I)	10,871	190,351
Hornbeck Offshore Services, Inc. (I)	781	28,093
ION Geophysical Corp. (I)	1,010	6,020
Lufkin Industries, Inc. (L)	781	42,768
Matrix Service Company (I)	612	6,714
Oil States International, Inc. (I)	1	71
RigNet, Inc. (I)	165	3,171
RPC, Inc.	985	11,387
Tidewater, Inc.	2	90
Vantage Drilling Company (I)	2,638	4,748

		1,098,638
Oil, Gas & Consumable Fuels - 5.9%
Abraxas Petroleum Corp. (I)	1,975	4,385
Alon USA Energy, Inc.	137	1,948
Amyris, Inc. (I)(L)	737	2,086
Apco Oil and Gas International, Inc.	218	2,322
Approach Resources, Inc. (I)	805	18,909
Berry Petroleum Company, Class A (L)	1,096	34,097
Bill Barrett Corp. (I)	1,118	19,431
BPZ Resources, Inc. (I)	2,208	5,586
Carrizo Oil & Gas, Inc. (I)(L)	56,981	1,182,356
Cheniere Energy, Inc. (I)(L)	4,238	71,198
Clayton Williams Energy, Inc. (I)(L)	145	5,903
Clean Energy Fuels Corp. (I)(L)	1,615	21,415
Cloud Peak Energy, Inc. (I)	488	9,257
Contango Oil & Gas Company (L)	301	12,338
CVR Energy, Inc. (I)	261	11,938
Enbridge Energy Management LLC (I)(L)	398	11,741
Energy XXI Bermuda, Ltd. (L)	9,557	302,766
FX Energy, Inc. (I)(L)	1,193	4,784
Goodrich Petroleum Corp. (I)	649	5,847
Gran Tierra Energy, Inc. (I)	6,544	37,628
Green Plains Renewable Energy, Inc. (I)	582	4,499
Gulfport Energy Corp. (I)	1,100	41,844
Halcon Resources Corp. (I)(L)	3,267	20,190
Hyperdynamics Corp. (I)	2,583	1,860
InterOil Corp. (I)(L)	18,530	1,031,380
James River Coal Company (I)(L)	529	1,952
KiOR, Inc., Class A (I)(L)	406	2,619
Kodiak Oil & Gas Corp. (I)	143,329	1,229,763
Magnum Hunter Resources Corp. (I)(L)	3,763	15,165
Matador Resources Company (I)	510	4,534
McMoRan Exploration Company (I)(L)	2,445	20,856
Northern Oil and Gas, Inc. (I)(L)	1,402	22,011
Oasis Petroleum, Inc. (I)(L)	1,736	52,462
PDC Energy, Inc. (I)(L)	703	25,224
Petroquest Energy, Inc. (I)	1,331	7,094
Quicksilver Resources, Inc. (I)	2,205	6,990
Rentech, Inc.	5,102	14,388
Resolute Energy Corp. (I)	395	3,373
Rex Energy Corp. (I)(L)	113,894	1,497,706
Rosetta Resources, Inc. (I)	1,229	55,231
Sanchez Energy Corp. (I)	267	4,878
SemGroup Corp., Class A (I)	873	32,895
Solazyme, Inc. (I)	727	5,423

159

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.	239	$11,972
Transatlantic Petroleum, Ltd. (I)(L)	3,282	2,823
Triangle Petroleum Corp. (I)	1,019	6,369
Uranium Energy Corp. (I)	1,955	4,418
Vaalco Energy, Inc. (I)	442	3,744
World Fuel Services Corp.	838	32,640
ZaZa Energy Corp. (I)	612	1,169

		5,931,407

		7,030,045
Financials - 8.2%
Capital Markets - 1.4%
Duff & Phelps Corp., Class A (L)	294	3,569
Epoch Holding Corp. (L)	380	8,326
Evercore Partners, Inc., Class A	207	5,686
Financial Engines, Inc. (I)	921	24,149
GAMCO Investors, Inc., Class A	52	2,548
Greenhill & Company, Inc.	635	30,175
HFF, Inc., Class A (L)	765	11,345
ICG Group, Inc. (I)	855	9,533
KBW, Inc.	762	13,145
Ladenburg Thalmann
Financial Services, Inc. (I)	2,614	3,189
Oppenheimer Holdings, Inc., Class A	80	1,289
Pzena Investment Management, Inc., Class A	219	1,213
Raymond James Financial, Inc.	24,370	919,968
Safeguard Scientifics, Inc. (I)	494	6,980
Virtus Investment Partners, Inc. (I)	146	16,770
Waddell & Reed Financial, Inc., Class A	1,995	64,818
Walter Investment Management Corp. (I)(L)	5,834	246,662
WisdomTree Investments, Inc. (I)	2,029	12,397

		1,381,762
Commercial Banks - 1.4%
BBCN Bancorp, Inc.	1,720	19,574
Boston Private Financial Holdings, Inc. (L)	19,810	182,846
Cardinal Financial Corp.	641	9,615
First Connecticut Bancorp, Inc.	277	3,776
First Horizon National Corp.	5,789	54,764
First Midwest Bancorp, Inc.	18,600	232,500
FNB United Corp. (I)	241	2,731
Hampton Roads Bankshares, Inc. (I)	327	386
Home BancShares, Inc.	521	17,276
Investors Bancorp, Inc.	1,041	17,822
Pinnacle Financial Partners, Inc. (I)(L)	13,780	262,233
Signature Bank (I)	1,075	75,422
Sun Bancorp, Inc. (I)	327	1,069
SVB Financial Group (I)	361	19,934
Taylor Capital Group, Inc. (I)	298	5,245
Texas Capital Bancshares, Inc. (I)(L)	4,933	222,182
Umpqua Holdings Corp. (L)	22,387	261,032

		1,388,407
Consumer Finance - 0.5%
Credit Acceptance Corp. (I)	286	26,386
DFC Global Corp. (I)(L)	332	5,793
Ezcorp, Inc., Class A (I)	371	7,131
First Cash Financial Services, Inc. (I)(L)	8,394	405,514
Netspend Holdings, Inc. (I)	781	9,099
World Acceptance Corp. (I)(L)	146	10,659

		464,582
Diversified Financial Services - 1.8%
MarketAxess Holdings, Inc.	869	26,817
Moody’s Corp. (L)	36,180	1,757,624

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
NewStar Financial, Inc. (I)	573	$7,226

		1,791,667
Insurance - 1.6%
Amtrust Financial Services, Inc.	349	10,058
Citizens, Inc. (I)(L)	895	9,004
eHealth, Inc. (I)	442	11,404
Employers Holdings, Inc.	678	12,943
Endurance Specialty Holdings, Ltd.	8,760	352,152
Greenlight Capital Re, Ltd., Class A (I)	352	8,142
Hilltop Holdings, Inc. (I)	982	14,033
Horace Mann Educators Corp.	16,710	319,495
Infinity Property & Casualty Corp.	3,580	195,898
Platinum Underwriters Holdings, Ltd. (L)	7,690	342,359
ProAssurance Corp.	4,050	367,254
Stewart Information Services Corp.	148	4,040

		1,646,782
Real Estate Investment Trusts - 1.1%
Alexander’s, Inc.	48	21,264
American Assets Trust, Inc.	776	21,130
Apartment Investment & Management
Company, Class A	1,187	29,758
Campus Crest Communities, Inc.	22,183	253,774
Coresite Realty Corp.	486	12,442
Cousins Properties, Inc.	780	6,404
CubeSmart	1,360	18,768
DuPont Fabros Technology, Inc. (L)	1,471	33,965
Education Realty Trust, Inc.	33,861	349,107
Equity Lifestyle Properties, Inc.	595	39,056
Extra Space Storage, Inc.	1,213	42,637
FelCor Lodging Trust, Inc. (I)	1,739	7,304
First Industrial Realty Trust, Inc. (I)	1,411	18,625
Healthcare Trust Of America, Inc.	338	3,640
Hudson Pacific Properties, Inc.	529	10,247
iStar Financial, Inc. (I)(L)	558	4,269
Pebblebrook Hotel Trust	684	14,261
Post Properties, Inc.	443	21,765
PS Business Parks, Inc.	451	29,085
Strategic Hotels & Resorts, Inc. (I)	1,896	11,812
Sunstone Hotel Investors, Inc. (I)	3,181	32,828
Tanger Factory Outlet Centers	2,186	71,876

		1,054,017
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (I)	380	40,405
Forest City Enterprises, Inc., Class A (I)(L)	2,804	42,200
Kennedy-Wilson Holdings, Inc.	358	4,690
Tejon Ranch Company (I)	380	10,602
The St. Joe Company (I)(L)	1,608	34,379
Zillow, Inc., Class A (I)	403	11,091

		143,367
Thrifts & Mortgage Finance - 0.3%
Beneficial Mutual Bancorp, Inc. (I)	818	7,665
Doral Financial Corp. (I)	1,081	735
EverBank Financial Corp.	677	10,006
MGIC Investment Corp. (I)	2,280	3,990
Nationstar Mortgage Holdings, Inc. (I)(L)	9,958	304,914
Ocwen Financial Corp. (I)	1	36
Radian Group, Inc.	1,552	6,798
TFS Financial Corp. (I)	2,157	17,731

		351,875

		8,222,459

160

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 17.5%
Biotechnology - 3.8%
Achillion Pharmaceuticals, Inc. (I)(L)	708	$5,515
Acorda Therapeutics, Inc. (I)	929	23,392
Aegerion Pharmaceuticals, Inc. (I)(L)	416	9,110
Affymax, Inc. (I)	798	19,503
Alkermes PLC (I)(L)	2,888	55,767
Allos Therapeutics, Inc. (I)	1,987	0
Alnylam Pharmaceuticals, Inc. (I)(L)	701	11,896
AMAG Pharmaceuticals, Inc. (I)	353	5,306
Arena Pharmaceuticals, Inc. (I)(L)	3,275	29,017
Ariad Pharmaceuticals, Inc. (I)	3,862	86,354
Arqule, Inc. (I)	1,418	3,772
Array BioPharma, Inc. (I)	84,890	333,618
Astex Pharmaceuticals (I)	37,965	105,543
AVEO Pharmaceuticals, Inc. (I)	487	3,166
BioMimetic Therapeutics, Inc. (I)	311	2,367
Biotime, Inc. (I)(L)	400	1,436
Cepheid, Inc. (I)(L)	1,535	49,765
Clovis Oncology, Inc. (I)	174	2,676
Cubist Pharmaceuticals, Inc. (I)	10,273	417,187
Curis, Inc. (I)	1,882	6,305
Dendreon Corp. (I)(L)	3,582	15,940
Dyax Corp. (I)	2,350	7,685
Dynavax Technologies Corp. (I)(L)	82,929	235,518
Emergent Biosolutions, Inc. (I)	600	9,012
Exact Sciences Corp. (I)	1,455	14,274
Exelixis, Inc. (I)(L)	4,149	20,289
Genomic Health, Inc. (I)(L)	394	10,898
Geron Corp. (I)(L)	1,565	2,238
Halozyme Therapeutics, Inc. (I)(L)	2,208	13,756
Idenix Pharmaceuticals, Inc. (I)(L)	1,515	7,757
Immunogen, Inc. (I)(L)	1,260	15,989
Immunomedics, Inc. (I)	1,707	5,445
Incyte Corp. (I)(L)	2,746	48,330
Infinity Pharmaceuticals, Inc. (I)	343	8,695
InterMune, Inc. (I)	1,524	13,960
Ironwood Pharmaceuticals, Inc. (I)(L)	1,754	18,943
Isis Pharmaceuticals, Inc. (I)	1,439	13,239
Lexicon Pharmaceuticals, Inc. (I)	3,559	6,121
Ligand Pharmaceuticals, Inc., Class B (I)(L)	422	8,326
MannKind Corp. (I)	3,603	7,710
Merrimack Pharmaceuticals, Inc. (I)	1,846	13,180
Momenta Pharmaceuticals, Inc. (I)	1,039	11,117
Myriad Genetics, Inc. (I)	11,398	327,351
Neurocrine Biosciences, Inc. (I)(L)	1,525	11,407
NewLink Genetics Corp. (I)	311	3,741
Novavax, Inc. (I)(L)	2,723	5,065
NPS Pharmaceuticals, Inc. (I)(L)	2,004	20,501
Onyx Pharmaceuticals, Inc. (I)	2,870	216,599
Opko Health, Inc. (I)(L)	3,429	15,019
Orexigen Therapeutics, Inc. (I)(L)	1,555	7,340
Osiris Therapeutics, Inc. (I)	391	3,754
Progenics Pharmaceuticals, Inc. (I)	463	1,093
PROLOR Biotech, Inc. (I)	1,095	5,168
Protalix BioTherapeutics, Inc. (I)	1,483	8,231
Raptor Pharmaceutical Corp. (I)(L)	1,175	6,216
Rigel Pharmaceuticals, Inc. (I)	1,980	16,434
Sangamo Biosciences, Inc. (I)(L)	1,189	6,813
Savient Pharmaceuticals, Inc. (I)(L)	1,699	2,039
Seattle Genetics, Inc. (I)(L)	13,513	342,014
SIGA Technologies, Inc. (I)	919	2,481
Spectrum Pharmaceuticals, Inc. (I)(L)	1,417	16,777
Sunesis Pharmaceuticals, Inc. (I)	381	1,894
Synageva BioPharma Corp. (I)(L)	283	13,847

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Synergy Pharmaceuticals, Inc. (I)	1,058	$5,882
Targacept, Inc. (I)	589	2,527
TESARO, Inc. (I)	123	2,277
Theravance, Inc. (I)(L)	1,801	40,486
Threshold Pharmaceuticals, Inc. (I)	981	4,336
Trius Therapeutics, Inc. (I)	564	2,702
United Therapeutics Corp. (I)	20,051	1,053,680
ZIOPHARM Oncology, Inc. (I)(L)	1,533	6,715

		3,832,506
Health Care Equipment & Supplies - 3.8%
Abaxis, Inc. (L)	506	19,096
ABIOMED, Inc. (I)(L)	817	10,907
Accuray, Inc. (I)	1,547	9,715
Align Technology, Inc. (I)	1,513	41,441
Antares Pharma, Inc. (I)(L)	2,552	10,208
ArthroCare Corp. (I)	644	21,568
Atrion Corp.	38	7,508
Cantel Medical Corp.	531	14,571
Conceptus, Inc. (I)(L)	689	14,338
Cyberonics, Inc. (I)	641	33,140
DexCom, Inc. (I)(L)	1,602	20,954
Endologix, Inc. (I)(L)	1,206	17,680
Exactech, Inc. (I)	195	3,313
GenMark Diagnostics, Inc. (I)	681	6,742
Greatbatch, Inc. (I)	279	6,300
Haemonetics Corp. (I)(L)	3,786	306,780
HeartWare International, Inc. (I)(L)	264	21,730
Hill-Rom Holdings, Inc.	502	14,036
ICU Medical, Inc. (I)	297	17,490
Insulet Corp. (I)(L)	1,115	24,474
Integra LifeSciences Holdings Corp. (I)	471	18,256
MAKO Surgical Corp. (I)(L)	35,461	489,362
Masimo Corp. (L)	15,942	330,318
Meridian Bioscience, Inc.	957	19,169
Merit Medical Systems, Inc. (I)(L)	923	12,811
Natus Medical, Inc. (I)	245	2,773
Navidea Biopharmaceuticals, Inc. (I)	2,236	6,082
Neogen Corp. (I)	2,476	112,782
NuVasive, Inc. (I)	504	7,318
NxStage Medical, Inc. (I)	1,237	14,869
OraSure Technologies, Inc. (I)	1,290	9,933
Orthofix International NV (I)	8,556	318,711
Palomar Medical Technologies, Inc. (I)	204	1,850
PhotoMedex, Inc. (I)	300	4,161
Quidel Corp. (I)(L)	690	12,096
RTI Biologics, Inc. (I)	1,258	5,623
Sirona Dental Systems, Inc. (I)	1,281	80,203
Staar Surgical Company (I)	859	4,965
SurModics, Inc. (I)	337	6,787
The Cooper Companies, Inc.	14,131	1,341,597
Thoratec Corp. (I)	5,995	223,014
Tornier BV (I)	327	5,304
Unilife Corp. (I)	1,817	4,143
Volcano Corp. (I)(L)	1,246	33,966
West Pharmaceutical Services, Inc.	793	42,846
Wright Medical Group, Inc. (I)(L)	829	17,508
Young Innovations, Inc.	142	5,136

		3,753,574
Health Care Providers & Services - 3.4%
Acadia Healthcare Company, Inc. (I)(L)	530	12,164
Accretive Health, Inc. (I)(L)	921	10,988
Air Methods Corp. (L)	270	29,476
AMERIGROUP Corp. (I)	1	92

161

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
AMN Healthcare Services, Inc. (I)	449	$4,908
Bio-Reference Labs, Inc. (I)(L)	13,779	362,801
BioScrip, Inc. (I)	1,014	10,444
Brookdale Senior Living, Inc. (I)	2,279	58,251
Capital Senior Living Corp. (I)	654	11,648
Catamaran Corp. (I)	12,418	604,632
Centene Corp. (I)	1,199	52,648
Chemed Corp. (L)	5,075	345,506
Corvel Corp. (I)	153	6,418
Emeritus Corp. (I)	627	14,183
ExamWorks Group, Inc. (I)	700	8,631
Gentiva Health Services, Inc. (I)(L)	232	2,390
HealthSouth Corp. (I)	17,246	379,240
Healthways, Inc. (I)	776	8,396
HMS Holdings Corp. (I)(L)	23,597	546,742
IPC The Hospitalist Company, Inc. (I)	383	14,458
Landauer, Inc.	219	13,048
LHC Group, Inc. (I)	190	3,681
Magellan Health Services, Inc. (I)	636	32,996
MEDNAX, Inc. (I)(L)	1,156	91,324
Metropolitan Health Networks, Inc. (I)	11,693	131,429
Molina Healthcare, Inc. (I)	703	19,572
MWI Veterinary Supply, Inc. (I)(L)	281	31,371
PSS World Medical, Inc. (I)(L)	1,169	33,246
Sunrise Senior Living, Inc. (I)	1,355	19,566
Team Health Holdings, Inc. (I)	11,819	330,814
Tenet Healthcare Corp. (I)	2,423	70,170
US Physical Therapy, Inc.	271	7,241
VCA Antech, Inc. (I)	1,939	40,292
WellCare Health Plans, Inc. (I)	1,002	48,367

		3,357,133
Health Care Technology - 0.7%
athenahealth, Inc. (I)	837	53,309
Computer Programs & Systems, Inc. (L)	243	12,167
Epocrates, Inc. (I)	452	4,561
Greenway Medical Technologies, Inc. (I)	336	6,532
HealthStream, Inc. (I)(L)	7,223	171,330
MedAssets, Inc. (I)	21,164	340,740
Medidata Solutions, Inc. (I)	570	22,800
Merge Healthcare, Inc. (I)(L)	1,408	4,604
Omnicell, Inc. (I)	5,479	83,664
Quality Systems, Inc. (L)	626	11,399
Vocera Communications, Inc. (I)	325	7,992

		719,098
Life Sciences Tools & Services - 3.2%
Affymetrix, Inc. (I)(L)	1,457	4,852
Bruker Corp. (I)	2,126	31,040
Charles River
Laboratories International, Inc. (I)	11,715	449,505
Complete Genomics, Inc. (I)	499	1,577
Covance, Inc. (I)	22,600	1,288,426
Fluidigm Corp. (I)	493	7,020
ICON PLC, ADR (I)	14,029	387,060
Illumina, Inc. (I)(L)	16,350	878,159
Luminex Corp. (I)	874	15,050
PAREXEL International Corp. (I)	1,399	45,174
Sequenom, Inc. (I)(L)	2,647	12,891
Techne Corp.	812	57,571

		3,178,325
Pharmaceuticals - 2.6%
Akorn, Inc. (I)(L)	1,546	20,856
Ampio Pharmaceuticals, Inc. (I)(L)	697	2,593
Auxilium Pharmaceuticals, Inc. (I)	1,150	22,011

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
AVANIR Pharmaceuticals, Inc., Class A (I)	1,909	$5,040
Cadence Pharmaceuticals, Inc. (I)	1,428	6,083
Corcept Therapeutics, Inc. (I)	1,002	1,443
Depomed, Inc. (I)(L)	31,786	191,352
Endocyte, Inc. (I)	638	5,978
Forest Laboratories, Inc.
(German Exchange) (I)	446	259
Hi-Tech Pharmacal Company, Inc. (L)	248	7,490
Impax Laboratories, Inc. (I)	15,875	322,898
Jazz Pharmaceuticals PLC (I)(L)	6,792	365,953
MAP Pharmaceuticals, Inc. (I)	637	10,154
Nektar Therapeutics (I)	1,711	11,173
Obagi Medical Products, Inc. (I)	443	6,051
Optimer Pharmaceuticals, Inc. (I)	1,068	10,883
Pain Therapeutics, Inc.	811	2,579
Pozen, Inc. (I)(L)	641	3,558
Questcor Pharmaceuticals, Inc. (L)	4,747	123,185
Sagent Pharmaceuticals, Inc. (I)(L)	232	3,457
Salix Pharmaceuticals, Ltd. (I)	6,146	263,356
Santarus, Inc. (I)	1,240	12,363
Sciclone Pharmaceuticals, Inc. (I)(L)	1,073	4,710
Supernus Pharmaceuticals, Inc. (I)	110	879
The Medicines Company (I)	1,242	26,666
ViroPharma, Inc. (I)	1,596	39,565
Vivus, Inc. (I)(L)	2,332	26,352
Watson Pharmaceuticals, Inc. (I)	12,220	1,075,482
XenoPort, Inc. (I)(L)	500	3,925

		2,576,294

		17,416,930
Industrials - 20.4%
Aerospace & Defense - 2.8%
Aerovironment, Inc. (I)	421	8,593
American Science & Engineering, Inc. (L)	195	12,457
Astronics Corp. (I)(L)	231	4,643
Astronics Corp., Class B (I)	0	1
B/E Aerospace, Inc. (I)	29,740	1,408,486
Cubic Corp.	130	6,364
DigitalGlobe, Inc. (I)(L)	13,952	347,963
GenCorp, Inc. (I)(L)	1,140	10,488
GeoEye, Inc. (I)	235	7,182
HEICO Corp. (L)	345	14,207
HEICO Corp., Class A	695	23,352
Hexcel Corp. (I)	15,268	394,678
Moog, Inc., Class A (I)	912	33,525
National Presto Industries, Inc.	110	8,444
Orbital Sciences Corp. (I)	1,369	17,920
Taser International, Inc. (I)	1,224	10,110
Teledyne Technologies, Inc. (I)	529	33,327
The KEYW Holding Corp. (I)	493	6,340
Triumph Group, Inc.	6,591	432,436

		2,780,516
Air Freight & Logistics - 2.0%
Echo Global Logistics, Inc. (I)	327	5,745
Forward Air Corp.	675	22,444
Hub Group, Inc., Class A (I)	32,741	1,059,826
Pacer International, Inc. (I)	291	1,010
UTi Worldwide, Inc.	60,557	855,065
XPO Logistics, Inc. (I)	400	6,348

		1,950,438
Airlines - 0.8%
Alaska Air Group, Inc. (I)	1,641	70,153
Allegiant Travel Company (L)	5,028	372,173

162

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
Hawaiian Holdings, Inc. (I)	384	$2,396
JetBlue Airways Corp. (I)	3,655	18,787
Republic Airways Holdings, Inc. (I)	365	2,121
SkyWest, Inc.	416	4,821
Spirit Airlines, Inc. (I)	17,792	298,550
US Airways Group, Inc. (I)	3,777	48,686

		817,687
Building Products - 0.5%
AAON, Inc. (L)	425	8,946
American Woodmark Corp. (I)	233	6,620
AO Smith Corp. (L)	6,128	385,758
Armstrong World Industries, Inc.	616	31,114
Fortune Brands Home & Security, Inc. (I)	6	180
Griffon Corp.	784	8,138
Simpson Manufacturing Company, Inc. (L)	310	10,140
Trex Company, Inc. (I)	331	13,442
USG Corp. (I)(L)	873	23,423

		487,761
Commercial Services & Supplies - 2.9%
American Reprographics Company (I)	327	824
Clean Harbors, Inc. (I)	1,117	63,982
Corrections Corp. of America	10,908	369,781
Covanta Holding Corp. (L)	25,366	478,910
Encore Capital Group, Inc. (I)	10,809	287,303
EnerNOC, Inc. (I)	545	6,153
Healthcare Services Group, Inc. (L)	1,486	34,951
Herman Miller, Inc.	1,359	28,702
InnerWorkings, Inc. (I)(L)	23,861	310,432
Interface, Inc. (L)	720	10,577
KAR Auction Services, Inc.	952	16,917
Knoll, Inc.	1,113	15,983
Mobile Mini, Inc. (I)(L)	903	18,024
Portfolio Recovery Associates, Inc. (I)	393	38,836
Quad/Graphics, Inc. (L)	13,892	225,050
Rollins, Inc.	14,111	321,307
Standard Parking Corp. (I)	371	8,255
Sykes Enterprises, Inc. (I)	930	13,634
Team, Inc. (I)	440	15,805
Tetra Tech, Inc. (I)	13,681	352,423
UniFirst Corp.	3,541	249,888

		2,867,737
Construction & Engineering - 2.4%
Aegion Corp. (I)	910	18,764
Dycom Industries, Inc. (I)	281	5,047
Furmanite Corp. (I)	884	3,916
Layne Christensen Company (I)	296	6,805
MasTec, Inc. (I)(L)	53,681	1,226,074
MYR Group, Inc. (I)	486	10,420
Orion Marine Group, Inc. (I)(L)	323	2,293
Primoris Services Corp.	651	9,426
Quanta Services, Inc. (I)	41,200	1,065,432
The Shaw Group, Inc. (I)	997	44,795

		2,392,972
Electrical Equipment - 1.9%
Acuity Brands, Inc. (L)	492	32,546
American Superconductor Corp. (I)	462	1,284
AZZ, Inc.	6,950	264,934
Belden, Inc. (L)	39,250	1,478,940
Capstone Turbine Corp. (I)(L)	7,113	6,870
Ener1, Inc. (I)	23	0
Franklin Electric Company, Inc. (L)	462	27,517
II-VI, Inc. (I)(L)	1,241	21,234

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Polypore International, Inc. (I)(L)	1,082	$44,416
Preformed Line Products Company	18	1,010
Thermon Group Holdings, Inc. (I)	572	14,146

		1,892,897
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	801	20,818
Seaboard Corp. (I)	8	18,883

		39,701
Machinery - 2.1%
Actuant Corp., Class A (L)	7,346	211,344
Astec Industries, Inc. (L)	447	12,941
Barnes Group, Inc. (L)	373	7,867
Blount International, Inc. (I)	1,076	15,355
Chart Industries, Inc. (I)(L)	3,139	189,847
CLARCOR, Inc.	758	35,156
Colfax Corp. (I)(L)	1,310	51,077
Commercial Vehicle Group, Inc. (I)	593	4,750
EnPro Industries, Inc. (I)	480	18,854
Graco, Inc.	1,408	69,569
Hyster-Yale Materials Handling, Inc.	51	2,115
Hyster-Yale Materials Handling, Inc.	42	1,742
John Bean Technologies Corp.	670	10,914
Kennametal, Inc.	1	38
Lincoln Electric Holdings, Inc.	1,846	87,703
Lindsay Corp.	295	23,332
Meritor, Inc. (I)	2,090	8,945
Middleby Corp. (I)	2,455	312,742
Mueller Industries, Inc.	334	15,952
Mueller Water Products, Inc., Class A	3,645	20,339
Navistar International Corp. (I)(L)	1,290	26,329
Nordson Corp.	1	61
PMFG, Inc. (I)(L)	412	2,855
Proto Labs, Inc. (I)	340	12,403
RBC Bearings, Inc. (I)	521	24,273
Rexnord Corp. (I)	665	14,218
Robbins & Myers, Inc. (L)	441	26,195
Sauer-Danfoss, Inc.	183	9,613
Sun Hydraulics Corp.	482	12,599
Tennant Company	389	14,836
The Gorman-Rupp Company (L)	336	9,351
The Manitowoc Company, Inc. (L)	2,923	43,845
The Toro Company	9,238	414,417
Titan International, Inc. (L)	368	7,481
Trimas Corp. (I)	8,005	207,330
Valmont Industries, Inc.	557	77,791
Wabtec Corp.	1	85
Woodward, Inc. (L)	1,438	52,588

		2,056,852
Marine - 0.1%
Genco Shipping & Trading, Ltd. (I)(L)	274	734
Kirby Corp. (I)(L)	1,169	67,662

		68,396
Professional Services - 1.9%
Acacia Research Corp. (I)	1,155	25,676
Exponent, Inc. (I)	4,636	247,748
Hill International, Inc. (I)	297	1,034
Huron Consulting Group, Inc. (I)	7,830	257,920
IHS, Inc., Class A (I)	10,500	967,470
Insperity, Inc.	508	15,342
Kforce, Inc. (I)	672	8,642
Korn/Ferry International (I)	569	8,205
Mistras Group, Inc. (I)	399	8,654

163

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
On Assignment, Inc. (I)	1,032	$20,568
Pendrell Corp. (I)	1,524	1,661
Resources Connection, Inc.	972	11,285
RPX Corp. (I)	425	3,859
The Advisory Board Company (I)(L)	804	36,381
The Corporate Executive Board Company	6,929	296,561
The Dolan Company (I)	432	1,482
TrueBlue, Inc. (I)	460	6,555
WageWorks, Inc. (I)	353	6,520

		1,925,563
Road & Rail - 0.7%
Amerco, Inc.	90	10,801
Avis Budget Group, Inc. (I)	2,472	46,820
Celadon Group, Inc.	9,076	156,833
Con-way, Inc.	1,300	36,517
Genesee & Wyoming, Inc., Class A (I)(L)	1,029	75,066
Heartland Express, Inc. (L)	772	10,600
Knight Transportation, Inc.	1,388	20,862
Landstar System, Inc.	1,085	54,868
Old Dominion Freight Line, Inc. (I)	9,021	301,662
Patriot Transportation Holding, Inc. (I)	66	1,706
Quality Distribution, Inc. (I)	245	1,639
Roadrunner Transportation Systems, Inc. (I)	329	5,925
Swift Transportation Company (I)	2,020	17,089
Zipcar, Inc. (I)	608	4,943

		745,331
Trading Companies & Distributors - 2.3%
Air Lease Corp. (I)	867	19,291
Applied Industrial Technologies, Inc. (L)	879	35,186
Beacon Roofing Supply, Inc. (I)(L)	1,093	33,708
CAI International, Inc. (I)	96	1,920
DXP Enterprises, Inc. (I)	227	10,962
Edgen Group, Inc. (I)	343	2,384
Kaman Corp. (L)	197	7,139
MRC Global, Inc. (I)	36,564	1,024,889
Rush Enterprises, Inc., Class A (I)(L)	643	12,313
Titan Machinery, Inc. (I)	206	4,561
United Rentals, Inc. (I)(L)	1,832	76,083
Watsco, Inc.	405	29,034
WESCO International, Inc. (I)	16,470	1,064,786

		2,322,256

		20,348,107
Information Technology - 19.3%
Communications Equipment - 1.1%
Acme Packet, Inc. (I)	1,358	27,092
Anaren, Inc. (I)	105	2,046
Aruba Networks, Inc. (I)(L)	2,607	50,784
Calix, Inc. (I)	741	5,469
Ciena Corp. (I)	2,328	34,641
Digi International, Inc. (I)	612	5,967
Extreme Networks, Inc. (I)(L)	1,891	6,808
Finisar Corp. (I)(L)	2,147	29,135
Globecomm Systems, Inc. (I)(L)	492	5,845
Infinera Corp. (I)	1,669	9,313
InterDigital, Inc. (L)	991	42,296
Ixia (I)	21,687	325,739
JDS Uniphase Corp. (I)	5,391	65,393
Loral Space & Communications, Inc.	223	18,971
NETGEAR, Inc. (I)	884	30,816
Oclaro, Inc. (I)	1,126	2,072
Oplink Communications, Inc. (I)	389	6,030
Plantronics, Inc. (L)	983	33,058

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Polycom, Inc. (I)	1,437	$15,031
Procera Networks, Inc. (I)(L)	441	9,107
RADWARE, Ltd., ADR (I)	8,690	277,732
ShoreTel, Inc. (I)	1,032	4,458
Sonus Networks, Inc. (I)	4,988	8,330
ViaSat, Inc. (I)(L)	961	36,739

		1,052,872
Computers & Peripherals - 0.4%
3D Systems Corp. (I)	1,159	51,819
Cray, Inc. (I)	491	6,982
Diebold, Inc.	6,260	187,237
Electronics for Imaging, Inc. (I)	1,079	19,810
Fusion-io, Inc. (I)(L)	1,205	28,113
Imation Corp. (I)	255	1,091
Intermec, Inc. (I)	385	2,907
Intevac, Inc. (I)	273	1,291
NCR Corp. (I)	1,294	30,965
QLogic Corp. (I)	2,187	20,733
Quantum Corp. (I)	5,578	6,694
Silicon Graphics International Corp. (I)	754	6,326
STEC, Inc. (I)	879	4,316
Stratasys, Inc. (I)	496	37,175
Synaptics, Inc. (I)(L)	766	20,468

		425,927
Electronic Equipment, Instruments & Components - 2.0%
Agilysys, Inc. (I)	169	1,379
Anixter International, Inc.	657	40,130
Badger Meter, Inc.	156	7,029
Cognex Corp. (L)	473	16,943
Coherent, Inc. (L)	550	25,438
DTS, Inc. (I)	448	6,845
Echelon Corp. (I)	809	2,419
FARO Technologies, Inc. (I)(L)	393	13,865
FEI Company	841	46,280
Insight Enterprises, Inc. (I)	60,600	1,026,564
InvenSense, Inc. (I)	770	7,739
IPG Photonics Corp. (L)	772	45,625
Littelfuse, Inc.	507	29,259
Maxwell Technologies, Inc. (I)(L)	7,971	57,790
Measurement Specialties, Inc. (I)	341	10,588
Mercury Computer Systems, Inc. (I)	735	6,461
MTS Systems Corp.	374	18,083
Multi-Fineline Electronix, Inc. (I)	74	1,265
National Instruments Corp.	2,273	55,279
OSI Systems, Inc. (I)	8,428	516,468
Plexus Corp. (I)	812	18,798
RealD, Inc. (I)(L)	936	9,884
Rogers Corp. (I)	381	16,928
ScanSource, Inc. (I)	640	18,912
Universal Display Corp. (I)	971	23,187

		2,023,158
Internet Software & Services - 2.5%
Ancestry.com, Inc. (I)	645	20,382
Angie’s List, Inc. (I)	619	6,877
AOL, Inc.	8,150	305,788
Bazaarvoice, Inc. (I)	882	8,626
Blucora, Inc. (I)	880	12,980
Brightcove, Inc. (I)	538	5,229
Carbonite, Inc. (I)(L)	180	1,717
comScore, Inc. (I)	730	9,716
Constant Contact, Inc. (I)	45,070	600,332
Cornerstone OnDemand, Inc. (I)(L)	581	16,291
CoStar Group, Inc. (I)	2,943	255,629

164

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Dealertrack Holdings, Inc. (I)	991	$26,648
Demand Media, Inc. (I)	695	6,186
Demandware, Inc. (I)	270	7,395
Dice Holdings, Inc. (I)(L)	1,079	9,279
Envestnet, Inc. (I)	265	3,684
ExactTarget, Inc. (I)	768	15,828
Internap Network Services Corp. (I)	1,130	6,746
Keynote Systems, Inc.	178	2,423
KIT Digital, Inc. (I)(L)	1,084	818
Limelight Networks, Inc. (I)(L)	1,420	2,755
Liquidity Services, Inc. (I)(L)	540	22,172
LivePerson, Inc. (I)	26,810	353,624
LogMeIn, Inc. (I)(L)	497	10,636
MercadoLibre, Inc.	770	55,402
Millennial Media, Inc. (I)	627	8,621
Move, Inc. (I)	798	6,009
NIC, Inc. (L)	15,945	239,334
OpenTable, Inc. (I)	421	18,899
Perficient, Inc. (I)	723	7,873
Responsys, Inc. (I)(L)	395	2,575
Saba Software, Inc. (I)	401	3,136
SciQuest, Inc. (I)	448	7,298
SPS Commerce, Inc. (I)(L)	5,047	186,032
Stamps.com, Inc. (I)(L)	319	8,093
The Active Network, Inc. (I)	907	4,862
Travelzoo, Inc. (I)	190	3,336
ValueClick, Inc. (I)	1,659	31,305
VistaPrint NV (I)	675	20,955
Vocus, Inc. (I)(L)	225	3,839
WebMD Health Corp. (I)(L)	1,165	16,368
XO Group, Inc. (I)	388	3,065
Yelp, Inc. (I)	189	3,574
Zix Corp. (I)(L)	44,976	123,234

		2,465,571
IT Services - 3.8%
Acxiom Corp. (I)	1,743	30,834
Alliance Data Systems Corp. (I)(L)	6,750	961,808
Cardtronics, Inc. (I)	11,785	270,348
CoreLogic, Inc. (I)	13,610	351,682
DST Systems, Inc.	787	45,363
EPAM Systems, Inc. (I)	197	4,052
Euronet Worldwide, Inc. (I)(L)	1,062	23,640
ExlService Holdings, Inc. (I)	555	14,902
FleetCor Technologies, Inc. (I)	1,264	65,968
Forrester Research, Inc.	363	10,168
Heartland Payment Systems, Inc. (L)	8,423	249,573
Higher One Holdings, Inc. (I)	652	5,764
iGATE Corp. (I)(L)	728	10,913
Jack Henry & Associates, Inc.	1,904	74,008
MAXIMUS, Inc.	6,490	408,805
MoneyGram International, Inc. (I)(L)	409	4,912
NeuStar, Inc., Class A (I)	1,544	62,069
Sapient Corp. (I)	2,556	27,068
ServiceSource International, Inc. (I)	975	5,002
Syntel, Inc.	389	23,402
TNS, Inc. (I)(L)	581	8,483
Unisys Corp. (I)	969	16,744
VeriFone Systems, Inc. (I)	25,080	762,181
Virtusa Corp. (I)	434	6,796
WEX, Inc. (I)	4,912	353,468

		3,797,953
Office Electronics - 0.0%
Zebra Technologies Corp., Class A (I)	1,201	46,779

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 4.1%
Altera Corp.	26,100	$845,379
Applied Micro Circuits Corp. (I)	1,492	10,190
Cabot Microelectronics Corp. (L)	542	17,680
Cavium, Inc. (I)	8,368	294,805
Ceva, Inc. (I)(L)	521	7,872
Cirrus Logic, Inc. (I)	1,503	47,074
Cohu, Inc.	261	2,532
Cymer, Inc. (I)	686	60,162
Diodes, Inc. (I)	5,514	83,482
Entegris, Inc. (I)	3,194	28,618
Entropic Communications, Inc. (I)	1,933	10,032
Exar Corp. (I)	908	7,446
Fairchild Semiconductor International, Inc. (I)	54,980	733,433
First Solar, Inc. (I)	495	13,360
FormFactor, Inc. (I)	413	1,830
GT Advanced Technologies Inc. (I)(L)	2,815	9,487
Hittite Microwave Corp. (I)(L)	661	40,109
Inphi Corp. (I)	446	3,479
Integrated Device Technology, Inc. (I)	1,178	7,386
Intermolecular, Inc. (I)	251	1,757
IXYS Corp.	595	4,820
Kopin Corp. (I)	1,417	4,549
Lattice Semiconductor Corp. (I)	2,699	10,688
LTX-Credence Corp. (I)	1,162	6,600
M/A-COM Technology
Solutions Holdings, Inc. (I)	261	3,685
Magnachip Semiconductor Corp. (I)	505	6,363
MaxLinear, Inc., Class A (I)	529	2,841
Micrel, Inc. (L)	1,173	11,273
Microsemi Corp. (I)	725	13,877
MIPS Technologies, Inc. (I)	1,138	8,581
MKS Instruments, Inc.	430	10,428
Monolithic Power Systems, Inc.	58,770	1,243,573
Nanometrics, Inc. (I)(L)	510	7,375
NVE Corp. (I)(L)	1,636	86,872
OmniVision Technologies, Inc. (I)(L)	436	6,584
Power Integrations, Inc. (L)	667	20,750
Rambus, Inc. (I)	2,283	11,164
RF Micro Devices, Inc. (I)(L)	6,429	27,773
Rubicon Technology, Inc. (I)	430	2,761
Semtech Corp. (I)	1,526	41,736
Sigma Designs, Inc. (I)	383	2,202
Silicon Image, Inc. (I)	1,903	8,868
Silicon Laboratories, Inc. (I)	923	38,600
STR Holdings, Inc. (I)	209	495
Supertex, Inc.	110	2,000
Teradyne, Inc. (I)(L)	1,527	23,882
TriQuint Semiconductor, Inc. (I)	3,804	19,248
Ultratech, Inc. (I)	612	20,086
Veeco Instruments, Inc. (I)	910	25,899
Volterra Semiconductor Corp. (I)	9,663	169,682

		4,069,368
Software - 5.4%
Accelrys, Inc. (I)	1,277	11,250
ACI Worldwide, Inc. (I)	912	39,316
Actuate Corp. (I)	1,057	5,634
Advent Software, Inc. (I)	35,364	787,203
Allot Communications, Ltd. (I)	11,923	260,398
Aspen Technology, Inc. (I)	2,167	56,320
Blackbaud, Inc.	1,049	23,435
Bottomline Technologies, Inc. (I)(L)	855	20,956
BroadSoft, Inc. (I)	512	16,195
Cadence Design Systems, Inc. (I)(L)	6,391	81,357
Clicksoftware Technologies, Ltd.	22,806	170,589

165

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
CommVault Systems, Inc. (I)(L)	6,576	$436,383
Compuware Corp. (I)	2,505	23,422
Comverse Technology, Inc. (I)	5,088	18,113
Comverse, Inc. (I)	508	14,615
Concur Technologies, Inc. (I)(L)	1,087	71,427
Ebix, Inc. (L)	868	14,591
Ellie Mae, Inc. (I)	470	11,665
Fair Isaac Corp.	787	33,699
Guidewire Software, Inc. (I)	883	26,402
Imperva, Inc. (I)	137	4,214
Infoblox, Inc. (I)	644	12,210
Interactive Intelligence Group (I)(L)	354	11,370
JDA Software Group, Inc. (I)	995	44,437
Jive Software, Inc. (I)	446	6,449
Kenexa Corp. (I)	544	24,980
Manhattan Associates, Inc. (I)	465	26,617
Mentor Graphics Corp. (I)	19,140	285,760
MicroStrategy, Inc., Class A (I)	204	18,052
Monotype Imaging Holdings, Inc.	846	12,952
Netscout Systems, Inc. (I)	7,247	182,045
NICE Systems, Ltd., ADR (I)	8,947	302,230
Opnet Technologies, Inc.	376	15,619
Parametric Technology Corp. (I)	2,768	56,024
Pegasystems, Inc.	404	8,217
Progress Software Corp. (I)	514	10,337
Proofpoint, Inc. (I)	329	3,619
PROS Holdings, Inc. (I)	484	8,581
QLIK Technologies, Inc. (I)	1,788	34,651
RealPage, Inc. (I)(L)	855	16,920
Rosetta Stone, Inc. (I)(L)	304	3,885
Rovi Corp. (I)	68,890	1,056,773
Seachange International, Inc. (I)	676	6,253
SolarWinds, Inc. (I)	2,790	156,324
Sourcefire, Inc. (I)(L)	696	34,264
Splunk, Inc. (I)	1,012	30,562
SS&C Technologies Holdings, Inc. (I)	1,010	23,826
Synchronoss Technologies, Inc. (I)(L)	676	12,344
Tangoe, Inc. (I)	15,626	203,763
TeleNav, Inc. (I)	373	3,018
TiVo, Inc. (I)	1,879	21,984
Tyler Technologies, Inc. (I)	6,483	304,182
Ultimate Software Group, Inc. (I)	3,050	288,256
VASCO Data Security International, Inc. (I)	745	5,595
Verint Systems, Inc. (I)(L)	548	15,218
VirnetX Holding Corp. (I)	950	32,747
Websense, Inc. (I)	840	11,726

		5,418,974

		19,300,602
Materials - 4.0%
Chemicals - 2.3%
American Vanguard Corp. (L)	8,927	297,001
Arabian American
Development Company (I)(L)	423	3,439
Balchem Corp. (L)	6,096	217,932
Calgon Carbon Corp. (I)(L)	460	6,228
Chemtura Corp. (I)	1,141	23,185
Flotek Industries, Inc. (I)	13,885	160,372
FMC Corp.	18,090	1,003,271
Georgia Gulf Corp. (L)	277	12,703
H.B. Fuller Company	1,161	38,139
Hawkins, Inc. (L)	223	8,920
Innospec, Inc. (L)	485	15,438
Intrepid Potash, Inc. (L)	1,311	27,898

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Koppers Holdings, Inc. (L)	482	$17,058
LSB Industries, Inc. (I)	441	14,743
NewMarket Corp. (L)	889	235,896
OMNOVA Solutions, Inc. (I)	1,036	7,687
PolyOne Corp.	8,284	166,840
Stepan Company	73	7,296
TPC Group, Inc. (I)	316	15,177
Tredegar Corp.	187	3,525
Zep, Inc.	427	5,295

		2,288,043
Construction Materials - 0.1%
Eagle Materials, Inc.	1,069	56,892
Headwaters, Inc. (I)	726	5,518
Texas Industries, Inc. (I)(L)	128	5,942
United States Lime & Minerals, Inc. (I)	46	2,021

		70,373
Containers & Packaging - 0.2%
Graphic Packaging Holding Company (I)	3,205	20,800
Silgan Holdings, Inc.	4,017	178,676

		199,476
Metals & Mining - 0.7%
Allegheny Technologies, Inc.	19,670	514,961
Allied Nevada Gold Corp. (I)(L)	1,978	64,384
Carpenter Technology Corp.	363	17,591
Century Aluminum Company (I)	444	3,450
Coeur d’Alene Mines Corp. (I)	1,044	24,283
General Moly, Inc. (I)	1,405	5,269
Globe Specialty Metals, Inc. (L)	1,481	20,527
Gold Resource Corp. (L)	733	11,625
Golden Minerals Company (I)	381	1,520
McEwen Mining, Inc. (I)(L)	5,139	19,014
Midway Gold Corp. (I)	2,271	3,407
Molycorp, Inc. (I)	917	8,225
Noranda Aluminum Holding Corp. (L)	266	1,577
Paramount Gold and Silver Corp. (I)	2,990	6,937
Stillwater Mining Company (I)	2,694	30,927
U.S. Silica Holdings, Inc.	305	4,429

		738,126
Paper & Forest Products - 0.7%
Buckeye Technologies, Inc.	10,842	300,540
Deltic Timber Corp. (L)	264	18,229
KapStone Paper and Packaging Corp.	12,292	269,441
Louisiana-Pacific Corp. (I)	3,201	55,761
Schweitzer-Mauduit International, Inc.	361	13,527

		657,498

		3,953,516
Telecommunication Services - 1.8%
Diversified Telecommunication Services - 1.8%
Atlantic Tele-Network, Inc.	77	2,840
Cbeyond, Inc. (I)	723	5,372
Cincinnati Bell, Inc. (I)(L)	4,356	23,217
Cogent Communications Group, Inc.	70,168	1,483,352
Elephant Talk Communications, Inc. (I)	807	952
General Communication, Inc., Class A (I)	687	5,791
inContact, Inc. (I)(L)	35,077	182,400
tw telecom, Inc. (I)	3,512	90,223

		1,794,147
Wireless Telecommunication Services - 0.0%
Boingo Wireless, Inc. (I)(L)	329	2,333
Clearwire Corp., Class A (I)	7,628	17,697

166

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
Leap Wireless International, Inc. (I)(L)	595	$3,868
NII Holdings, Inc. (I)	3,987	20,214

		44,112

		1,838,259
Utilities - 0.0%
Independent Power Producers & Energy Traders - 0.0%
GenOn Energy, Inc. (I)	11,673	29,738

TOTAL COMMON STOCKS (Cost $83,954,149)		$94,750,045

RIGHTS - 0.0%
McEwen Mining, Inc. (Expiration Date:
12/04/12; Strike Price: $2.25) (I)	4,773	740

TOTAL RIGHTS (Cost $0)		$740

WARRANTS - 0.0%
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I)(L)	3,922	98

TOTAL WARRANTS (Cost $0)		$98

INVESTMENT COMPANIES - 1.0%
iShares Russell 2000 Growth Index Fund	10,440	976,244

TOTAL INVESTMENT COMPANIES (Cost $962,600)		$976,244

SECURITIES LENDING COLLATERAL - 24.7%
John Hancock Collateral
Investment Trust, 0.2768% (W)(Y)	2,462,467	24,641,665

TOTAL SECURITIES LENDING
COLLATERAL (Cost $24,645,545)		$24,641,665

SHORT-TERM INVESTMENTS - 3.4%
Money Market Funds - 1.5%
State Street Institutional Liquid Reserves
Fund, 0.1849% (Y)	1,483,274	1,483,274
Repurchase Agreement - 1.9%
Repurchase Agreement with State Street Corp.
dated 11/30/2012 at 0.010% to be
repurchased at $1,278,001 on 12/03/2012,
collateralized by $1,295,000 U.S. Treasury
Note, 0.625% due 07/15/2014 (valued at
$1,305,927, including interest)	$1,278,000	$1,278,000
Repurchase Agreement with State Street Corp.
dated 11/30/2012 at 0.010% to be
repurchased at $639,001 on 12/03/2012,
collateralized by $655,000 U.S. Treasury
Note, 0.875% due 07/31/2019 (valued at
$653,114, including interest)	639,000	639,000

		1,917,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,400,274)		$3,400,274

Total Investments (Smaller Company Growth Fund)
(Cost $112,962,568) - 124.0%		$123,769,066
Other assets and liabilities, net - (24.0%)		(23,952,627)

TOTAL NET ASSETS - 100.0%		$99,816,439

Spectrum Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 24.1%
U.S. Government - 6.8%
Treasury Inflation Protected Securities
0.125%, 01/15/2022	$485,574	532,082
0.500%, 04/15/2015	533,825	556,429
1.875%, 07/15/2013	6,273,605	6,379,472
2.125%, 02/15/2041	200,743	301,067
2.500%, 01/15/2029	70,048	101,006
U.S. Treasury Bonds
2.750%, 08/15/2042 to 11/15/2042	565,000	558,734
3.000%, 05/15/2042	5,065,000	5,281,843
3.500%, 02/15/2039	1,115,000	1,287,302
3.875%, 08/15/2040	5,545,000	6,809,088
4.375%, 05/15/2041	4,275,000	5,687,755
4.500%, 08/15/2039	680,000	919,700
4.625%, 02/15/2040	5,185,000	7,151,251
5.375%, 02/15/2031	1,555,000	2,263,984
6.000%, 02/15/2026	1,300,000	1,910,188
6.125%, 08/15/2029 (F)	1,930,000	2,980,040
6.750%, 08/15/2026	350,000	549,500
7.125%, 02/15/2023	90,000	137,306
7.625%, 02/15/2025	390,000	637,772
U.S. Treasury Notes
0.250%, 09/30/2014	2,325,000	2,325,000
0.750%, 10/31/2017	315,000	317,166
0.875%, 02/28/2017	11,085,000	11,259,932
1.250%, 03/15/2014	640,000	648,300
1.625%, 08/15/2022 to 11/15/2022	540,000	541,300
2.125%, 08/15/2021	445,000	472,256
2.250%, 05/31/2014	2,915,000	3,002,223
2.625%, 04/30/2016	10,480,000	11,271,733
2.750%, 02/15/2019	300,000	334,125
U.S. Treasury Strips, PO
3.899%, 05/15/2021	540,000	478,803

		74,695,357
U.S. Government Agency - 17.3%
Federal Home Loan Mortgage Corp.
0.500%, 04/17/2015	415,000	416,689
1.000%, 09/29/2017	575,000	583,411
2.702%, 01/01/2037 (P)	10,687	11,492
2.711%, 09/01/2035 (P)	47,053	50,252
2.725%, 07/01/2035 (P)	23,433	25,143
2.728%, 07/01/2035 (P)	44,493	47,742
2.739%, 02/01/2037 (P)	63,565	68,296
2.781%, 02/01/2037 (P)	23,862	25,659
2.835%, 05/01/2037 (P)	43,170	46,421
2.910%, 09/01/2032 (P)	2,978	3,198
3.104%, 02/01/2037 (P)	41,143	44,213
3.263%, 03/01/2036 (P)	19,561	20,515
3.500%, 07/01/2042	963,478	1,024,166
4.000%, 01/01/2025 to 02/01/2041	1,059,701	1,130,303
4.471%, 11/01/2035 (P)	5,542	5,886
4.500%, 01/01/2019 to 05/01/2040	2,139,048	2,301,316
4.580%, 06/01/2038 (P)	60,453	64,268
5.000%, 10/01/2018 to 04/01/2040	1,103,941	1,191,791
5.387%, 01/01/2036 (P)	3,065	3,242
5.500%, 03/01/2018 to 12/01/2039	2,342,371	2,524,613
5.906%, 12/01/2036 (P)	24,630	26,356
5.947%, 10/01/2036 (P)	116,901	124,985
6.000%, 03/01/2014 to 12/01/2033	146,057	162,245
6.008%, 11/01/2036 (P)	60,091	64,338
6.500%, 05/01/2017 to 11/01/2033	72,869	81,597
7.000%, 02/01/2024 to 06/01/2032	13,447	15,318
7.500%, 05/01/2024 to 06/01/2024	2,127	2,451
10.500%, 05/01/2019	105	120

167

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
0.500%, 07/02/2015	$250,000	$250,855
0.750%, 12/19/2014	1,475,000	1,488,063
0.875%, 08/28/2017 to 10/26/2017	2,975,000	3,001,678
2.111%, 10/01/2033 (P)	50,547	52,468
2.314%, 06/01/2037 (P)	48,197	50,391
2.413%, 07/01/2027 (P)	704	725
2.500%, 10/01/2027	266,613	279,047
2.614%, 07/01/2035 (P)	38,227	40,823
2.668%, 11/01/2035 (P)	87,516	93,628
2.720%, 09/01/2035 (P)	168,768	178,138
2.748%, 08/01/2037 to 09/01/2037 (P)	75,916	81,185
2.776%, 08/01/2036 (P)	100,792	106,743
2.815%, 01/01/2037 (P)	66,483	71,490
3.000%, 06/01/2027 to 11/01/2042	5,513,290	5,811,424
3.040%, 12/01/2036 (P)	101,532	109,124
3.500%, 01/01/2026 to 10/01/2042	7,843,359	8,343,817
3.903%, 12/01/2035 (P)	11,687	12,186
4.000%, 03/01/2025 to 02/01/2042	14,536,331	15,579,454
4.143%, 12/01/2035 (P)	9,158	9,715
4.500%, 05/01/2019 to 12/01/2041	14,067,302	15,161,277
4.685%, 12/01/2035 (P)	6,637	7,055
4.746%, 05/01/2038 (P)	36,332	38,827
5.000%, 03/01/2018 to 10/01/2040	9,532,537	10,364,170
5.500%, 07/01/2013 to 05/01/2040	8,603,552	9,387,607
5.553%, 01/01/2019 (P)	459	497
5.733%, 12/01/2035 (P)	7,988	8,280
5.969%, 09/01/2036 (P)	49,595	53,037
6.000%, 03/01/2021 to 07/01/2039	6,740,622	7,458,642
6.500%, 06/01/2013 to 04/01/2038	1,230,363	1,398,975
7.000%, 12/01/2029 to 04/01/2037	11,542	13,189
7.125%, 01/15/2030	365,000	580,159
Government National
Mortgage Association
2.500%, 05/20/2027 to 09/20/2027	4,076,606	4,292,989
3.000%, 02/20/2027 to 11/20/2042	7,429,939	7,918,553
3.500%, 12/20/2025 to 10/20/2042	8,597,480	9,290,281
4.000%, 12/20/2025 to 10/15/2041	11,106,810	12,135,535
4.500%, 02/20/2040 to 03/20/2041	26,696,008	29,341,535
5.000%, 02/15/2018 to 03/20/2041	16,804,245	18,431,118
5.500%, 02/15/2029 to 10/20/2040	8,477,807	9,436,835
6.000%, 05/15/2013 to 09/20/2038	4,449,768	4,993,013
6.500%, 12/15/2014 to 12/20/2033	2,274,919	2,594,657
7.000%, 04/15/2017 to 10/20/2036	957,760	1,110,261
9.250%, 10/15/2016 to 12/15/2019	2,161	2,415
9.750%, 07/15/2017 to 02/15/2021	2,077	2,324
10.250%, 11/15/2020	1,810	2,047
11.750%, 08/15/2013	214	219
12.250%, 02/15/2015	125	135
12.750%, 12/20/2013 to 11/20/2014	248	265

		189,650,877

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $257,543,259)		$264,346,234

FOREIGN GOVERNMENT
OBLIGATIONS - 13.0%
Argentina - 0.1%
Republic of Argentina
2.500%, 12/31/2038	1,000,000	326,000
8.280%, 12/31/2033	546,972	344,593

		670,593

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Australia - 0.1%
New South Wales Treasury Corp.
6.000%, 03/01/2022	AUD	449,000	$544,259
Austria - 0.2%
Austria Government Bond
3.400%, 11/22/2022 (S)	EUR	421,000	630,100
4.850%, 03/15/2026 (S)		324,000	554,197
Republic of Austria
3.500%, 09/15/2021 (S)		160,000	241,253
6.250%, 07/15/2027 (S)		300,000	585,712

			2,011,262
Belgium - 0.1%
Kingdom of Belgium
4.250%, 09/28/2021		649,000	1,001,643
5.000%, 03/28/2035		166,000	281,436

			1,283,079
Bermuda - 0.0%
Government of Bermuda
4.138%, 01/03/2023 (S)		$200,000	213,133
5.603%, 07/20/2020 (S)		200,000	234,500

			447,633
Brazil - 1.1%
Federative Republic of Brazil
5.625%, 01/07/2041		1,710,000	2,257,200
6.000%, 05/15/2015 to 08/15/2020	BRL	3,825,000	4,494,765
7.125%, 01/20/2037		$1,110,000	1,720,500
10.000%, 01/01/2014 to 01/01/2023	BRL	7,618,000	3,835,773

			12,308,238
Canada - 0.5%
Government of Canada
3.500%, 06/01/2013	CAD	987,000	1,005,561
3.750%, 06/01/2019		175,000	201,301
4.000%, 06/01/2017 to 06/01/2041		655,000	755,655
4.500%, 06/01/2015		1,080,000	1,178,046
Province of British Columbia
3.700%, 12/18/2020		946,000	1,048,404
Province Of Manitoba Canada
1.300%, 04/03/2017		$380,000	389,608
Province of Ontario
1.600%, 09/21/2016		475,000	490,731
Province of Quebec
5.000%, 12/01/2038	CAD	384,000	479,696

			5,549,002
Chile - 0.0%
Republic of Chile
3.875%, 08/05/2020		$130,000	147,225
Colombia - 0.0%
Republic of Colombia
4.375%, 07/12/2021		200,000	231,400
6.125%, 01/18/2041		100,000	138,000

			369,400
Congo - 0.0%
Republic of Congo (Brazzaville)
3.000%, 06/30/2029		109,250	91,770
Croatia - 0.1%
Croatia Government International Bond
6.375%, 03/24/2021		400,000	458,400

168

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Czech Republic - 0.1%
Czech Republic International
3.625%, 04/14/2021	EUR	465,000	$667,572
Denmark - 0.1%
Kingdom of Denmark
3.000%, 11/15/2021	DKK	2,585,000	524,616
7.000%, 11/10/2024		364,000	103,266

			627,882
Dominican Republic - 0.0%
Government of Dominican Republic
7.500%, 05/06/2021		$200,000	233,800
7.500%, 05/06/2021 (S)		100,000	116,900
9.040%, 01/23/2018		38,254	43,342

			394,042
Egypt - 0.0%
Arab Republic of Egypt
5.750%, 04/29/2020		200,000	208,000
6.875%, 04/30/2040		200,000	199,000

			407,000
Fiji - 0.0%
Republic of Fiji
9.000%, 03/15/2016		200,000	208,307
Finland - 0.0%
Government of Finland
3.375%, 04/15/2020	EUR	204,000	306,160
France - 0.2%
Caisse D’amortissement De La Dette
Sociale
2.500%, 10/25/2022		477,000	641,570
Government of France
4.000%, 10/25/2038		81,000	123,222
5.500%, 04/25/2029		105,000	187,630
5.750%, 10/25/2032		80,000	149,900
Societe Financement de l’Economie
Francaise
3.250%, 01/16/2014		585,000	786,766

			1,889,088
Gabon - 0.0%
Republic of Gabon
8.200%, 12/12/2017		$285,000	344,494
Germany - 1.3%
Bundesobligation
1.250%, 10/14/2016	EUR	107,000	144,800
Federal Republic of Germany
1.750%, 07/04/2022		297,000	400,745
2.500%, 07/04/2044		195,000	266,324
3.250%, 07/04/2015		1,573,000	2,214,767
3.500%, 01/04/2016		495,000	711,594
3.750%, 01/04/2015		1,737,000	2,434,924
4.000%, 01/04/2037		2,047,000	3,533,308
4.500%, 01/04/2013		3,689,000	4,815,100

			14,521,562
Grenada - 0.0%
Government of Grenada
4.500%, 09/15/2025 (P)		$165,000	74,250
Hungary - 0.0%
Republic of Hungary
6.500%, 06/24/2019	HUF	53,930,000	250,069

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Hungary (continued)
Republic of Hungary (continued)
6.750%, 02/24/2017	HUF	22,240,000	$104,339

			354,408
Iceland - 0.1%
Republic of Iceland
4.875%, 06/16/2016 (S)		$375,000	393,750
5.875%, 05/11/2022 (S)		513,000	560,043

			953,793
Indonesia - 0.5%
Republic of Indonesia
3.750%, 04/25/2022 (S)		950,000	1,021,250
4.875%, 05/05/2021		1,400,000	1,617,000
5.250%, 01/17/2042		300,000	351,750
5.875%, 03/13/2020		179,000	216,590
6.625%, 02/17/2037		170,000	230,350
6.875%, 01/17/2018		300,000	366,750
7.000%, 05/15/2022	IDR	920,000,000	107,184
7.750%, 01/17/2038		$450,000	685,125
8.250%, 07/15/2021 to 06/15/2032	IDR	4,100,000,000	514,261
11.625%, 03/04/2019 (S)		$300,000	456,000

			5,566,260
Iraq - 0.1%
Republic of Iraq
5.800%, 01/15/2028		1,007,000	946,580
Ireland - 0.1%
Ireland Government Bond
5.500%, 10/18/2017	EUR	442,000	634,414
Israel - 0.0%
Government of Israel
5.500%, 02/28/2017	ILS	786,000	238,425
Italy - 0.4%
Republic of Italy
3.750%, 03/01/2021	EUR	726,000	925,589
4.000%, 02/01/2017		686,000	926,095
4.250%, 03/01/2020		157,000	209,084
4.750%, 06/01/2017		769,000	1,061,731
5.000%, 09/01/2040		1,101,000	1,401,768
6.000%, 05/01/2031		54,000	77,524

			4,601,791
Ivory Coast - 0.0%
Republic of Ivory Coast
3.750%, 12/31/2032		$485,000	441,350
Jamaica - 0.1%
Government of Jamaica
8.000%, 06/24/2019		220,000	215,600
10.625%, 06/20/2017		350,000	385,875

			601,475
Japan - 2.3%
Government of Japan
1.000%, 12/20/2021	JPY	159,900,000	2,008,085
1.100%, 06/20/2021		214,650,000	2,726,127
1.300%, 09/20/2019		39,200,000	506,832
1.400%, 03/20/2018		219,350,000	2,831,000
1.500%, 03/20/2019		71,050,000	927,027
1.700%, 09/20/2016 to 06/20/2032		390,300,000	5,012,656
1.900%, 03/20/2025		9,050,000	121,637
2.000%, 12/20/2033		27,050,000	344,464
2.200%, 06/22/2020		204,850,000	2,814,299

169

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Japan (continued)
Government of Japan (continued)
2.300%, 06/20/2028 to 03/20/2040	JPY	572,350,000	$7,797,858

			25,089,985
Lithuania - 0.1%
Republic of Lithuania
7.375%, 02/11/2020		$365,000	471,763
Malaysia - 0.2%
Government of Malaysia
3.418%, 08/15/2022	MYR	484,000	158,161
3.700%, 05/15/2013		866,000	285,704
3.702%, 02/25/2013		805,000	265,196
4.160%, 07/15/2021		1,487,000	510,870
4.232%, 06/30/2031		190,000	65,401
4.378%, 11/29/2019		2,203,000	766,927
4.498%, 04/15/2030		471,000	168,042
4.646%, 07/06/2021		$250,000	288,752

			2,509,053
Mexico - 0.5%
Government of Mexico
3.625%, 03/15/2022		400,000	440,500
4.750%, 03/08/2044		500,000	571,750
5.125%, 01/15/2020		300,000	359,100
5.500%, 02/17/2020	EUR	197,000	307,450
5.750%, 10/12/2110		$100,000	121,000
6.050%, 01/11/2040		300,000	405,300
6.500%, 06/10/2021 to 06/09/2022	MXN	11,600,000	963,955
7.500%, 06/03/2027		4,744,000	419,203
8.500%, 12/13/2018 to 11/18/2038		18,483,000	1,756,646
10.000%, 11/20/2036		3,400,000	371,371

			5,716,275
Mongolia - 0.0%
Mongolia Government International Bond
4.125%, 01/05/2018 (S)		$200,000	199,965
Netherlands - 0.0%
MDC-GMTN B.V.
5.750%, 05/06/2014 (S)		250,000	264,500
Nigeria - 0.0%
Federal Republic of Nigeria
6.750%, 01/28/2021		200,000	233,500
Norway - 0.0%
Government of Norway
4.250%, 05/19/2017	NOK	1,304,000	256,905
Peru - 0.1%
Republic of Peru
5.625%, 11/18/2050		$590,000	772,605
7.840%, 08/12/2020 (S)	PEN	304,000	146,401

			919,006
Philippines - 0.2%
Republic of Philippines
5.000%, 01/13/2037		$600,000	732,000
6.375%, 10/23/2034		1,250,000	1,766,875

			2,498,875
Poland - 0.2%
Republic of Poland
3.750%, 01/19/2023	EUR	224,000	310,551
3.875%, 07/16/2015		$435,000	467,190
4.750%, 04/25/2017	PLN	709,000	236,270
5.000%, 10/24/2013		1,441,000	462,737
5.500%, 04/25/2015 to 10/25/2019		2,233,000	755,251

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Poland (continued)
Republic of Poland (continued)
5.750%, 09/23/2022	PLN	805,000	$292,834

			2,524,833
Russia - 0.9%
Government of Russia
4.500%, 04/04/2022		$200,000	226,300
5.625%, 04/04/2042 (S)		200,000	248,500
5.625%, 04/04/2042		200,000	248,500
7.500%, 03/31/2030		6,299,200	8,006,913
7.850%, 03/10/2018	RUB	10,000,000	351,186
7.850%, 03/10/2018 (S)		5,000,000	175,593

			9,256,992
Serbia - 0.1%
Republic of Serbia
5.250%, 11/21/2017 (S)		$200,000	204,700
6.750%, 11/01/2024		624,000	631,800

			836,500
South Africa - 0.1%
Republic of South Africa
6.250%, 03/08/2041		100,000	135,050
6.750%, 03/31/2021	ZAR	3,952,000	447,303
8.000%, 12/21/2018		3,254,000	398,632
10.500%, 12/21/2026		791,000	111,337
13.500%, 09/15/2015		2,467,000	333,959

			1,426,281
South Korea - 0.2%
Republic of Korea
3.750%, 06/10/2022	KRW	107,540,000	105,195
4.250%, 06/10/2021		242,270,000	244,175
4.500%, 03/10/2015		1,116,900,000	1,068,898
5.000%, 06/10/2020		627,330,000	657,148

			2,075,416
Spain - 0.3%
Instituto De Credito Oficial
4.375%, 05/20/2019	EUR	223,000	277,668
4.625%, 01/31/2017		50,000	64,950
6.000%, 03/08/2021		209,000	277,002
Kingdom of Spain
4.100%, 07/30/2018		889,000	1,131,887
4.250%, 10/31/2016		96,000	126,004
5.750%, 07/30/2032		350,000	448,929
5.850%, 01/31/2022		316,000	425,761

			2,752,201
Sweden - 0.2%
Kingdom of Sweden
3.750%, 08/12/2017	SEK	3,590,000	607,942
Svensk Exportkredit AB
3.625%, 05/27/2014	EUR	404,000	550,304
5.125%, 03/01/2017		$425,000	495,539

			1,653,785
Turkey - 1.2%
Republic of Turkey
3.000%, 02/23/2022	TRY	244,556	157,531
4.500%, 02/11/2015		994,052	615,841
5.125%, 03/25/2022		$500,000	583,850
5.625%, 03/30/2021		1,000,000	1,195,300
6.000%, 01/14/2041		515,000	659,200
6.250%, 09/26/2022		1,550,000	1,945,250
6.750%, 04/03/2018 to 05/30/2040		850,000	1,121,000

170

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Turkey (continued)
Republic of Turkey (continued)
6.875%, 03/17/2036		$360,000	$495,757
7.000%, 03/11/2019 to 06/05/2020		2,518,000	3,182,000
7.250%, 03/15/2015		75,000	84,038
7.375%, 02/05/2025		200,000	275,000
7.500%, 09/24/2014	TRY	570,000	327,897
7.500%, 11/07/2019		$500,000	650,625
8.000%, 02/14/2034		307,000	468,421
10.000%, 06/17/2015	TRY	1,431,000	876,531

			12,638,241
Ukraine - 0.2%
Republic of Ukraine
6.250%, 06/17/2016 (S)		$400,000	396,512
6.580%, 11/21/2016		525,000	522,638
6.875%, 09/23/2015		100,000	100,361
7.750%, 09/23/2020		210,000	219,956
7.750%, 09/23/2020 (S)		300,000	314,223
Ukraine Government International Bond
7.800%, 11/28/2022 (S)		200,000	204,500
9.250%, 07/24/2017		700,000	763,000

			2,521,190
United Kingdom - 0.5%
Government of United Kingdom
3.750%, 09/07/2021	GBP	490,000	928,797
4.250%, 06/07/2032 to 09/07/2039		1,966,000	3,895,356
4.500%, 03/07/2013 to 12/07/2042		551,000	1,096,798

			5,920,951
Venezuela - 0.5%
Republic of Venezuela
6.000%, 12/09/2020		$145,000	116,000
7.650%, 04/21/2025		1,600,000	1,316,000
9.250%, 05/07/2028		635,100	584,292
11.950%, 08/05/2031		2,315,300	2,448,430
12.750%, 08/23/2022		500,000	559,250

			5,023,972
Zambia - 0.0%
Zambia Government International Bond
5.375%, 09/20/2022 (S)		200,000	199,000

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $134,770,898)			$142,648,903

CORPORATE BONDS - 38.1%
Consumer Discretionary - 5.7%
99 Cents Only Stores
11.000%, 12/15/2019		300,000	342,000
Academy, Ltd.
9.250%, 08/01/2019 (S)		700,000	771,750
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		450,000	479,250
AMC Entertainment, Inc.
8.750%, 06/01/2019		325,000	357,500
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022		225,000	228,375
American Honda Finance Corp.
1.000%, 08/11/2015 (S)		250,000	251,630
Ameristar Casinos, Inc.
7.500%, 04/15/2021 (S)		75,000	79,875
7.500%, 04/15/2021		400,000	426,000
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	400,000	201,516

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Best Buy Company, Inc.
3.750%, 03/15/2016		$175,000	$157,039
Biomet, Inc.
6.500%, 08/01/2020 (S)		750,000	783,750
BMW UK Capital PLC
5.000%, 10/02/2017	GBP	20,000	36,354
Boyd Gaming Corp.
9.000%, 07/01/2020 (S)		$350,000	344,750
9.125%, 12/01/2018		200,000	201,500
British Sky Broadcasting Group PLC
3.125%, 11/26/2022 (S)		195,000	195,148
6.100%, 02/15/2018 (S)		60,000	72,483
9.500%, 11/15/2018 (S)		130,000	181,214
BSKYB Finance UK PLC
5.750%, 10/20/2017	GBP	65,000	121,061
Cablevision Systems Corp.
8.625%, 09/15/2017		$50,000	57,375
Caesars Entertainment Operating
Company, Inc.
8.500%, 02/15/2020 (S)		25,000	24,500
CBS Corp.
1.950%, 07/01/2017		70,000	71,674
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		300,000	300,000
CCO Holdings LLC
7.000%, 01/15/2019		300,000	324,750
7.375%, 06/01/2020		175,000	194,688
7.875%, 04/30/2018		500,000	540,000
CDR DB Sub, Inc.
7.750%, 10/15/2020 (S)		325,000	320,125
Cedar Fair LP
9.125%, 08/01/2018		300,000	339,750
Central European Media Enterprises Ltd.
11.625%, 09/15/2016 (S)	EUR	400,000	542,330
Cequel Communications Escrow 1 LLC
6.375%, 09/15/2020 (S)		$200,000	205,500
Choice Hotels International, Inc.
5.750%, 07/01/2022		200,000	219,000
Chrysler Group LLC
8.000%, 06/15/2019		400,000	436,500
8.250%, 06/15/2021		850,000	936,063
Cinemark USA, Inc.
7.375%, 06/15/2021		100,000	109,500
Cirsa Funding Luxembourg SA
8.750%, 05/15/2018	EUR	90,000	111,782
CKE Restaurants, Inc.
11.375%, 07/15/2018		$321,000	371,156
Claire’s Stores, Inc.
9.000%, 03/15/2019 (S)		675,000	718,031
9.625%, 06/01/2015		180,187	164,871
Clear Channel Communications, Inc.
4.900%, 05/15/2015		450,000	382,500
7.250%, 10/15/2027		125,000	59,375
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020		575,000	563,500
Comcast Corp.
3.125%, 07/15/2022		165,000	172,236
6.400%, 03/01/2040		30,000	39,156
6.950%, 08/15/2037		495,000	670,636
COX Communications, Inc.
3.250%, 12/15/2022 (S)		140,000	141,598
5.450%, 12/15/2014		145,000	158,658
8.375%, 03/01/2039 (S)		345,000	524,115
CSC Holdings LLC
6.750%, 11/15/2021 (S)		150,000	165,000

171

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Cyfrowy Polsat Finance AB
7.125%, 05/20/2018	EUR	100,000	$141,110
7.125%, 05/20/2018 (S)		100,000	141,110
Daimler Finance North America LLC
0.972%, 03/28/2014 (P) (S)		$380,000	380,734
1.875%, 09/15/2014 (S)		150,000	152,173
Daimler International Finance BV
3.500%, 06/06/2019	GBP	20,000	33,641
Delphi Corp.
5.875%, 05/15/2019		$100,000	108,000
6.125%, 05/15/2021		125,000	138,125
DineEquity, Inc.
9.500%, 10/30/2018		500,000	565,625
DIRECTV Holdings LLC
2.400%, 03/15/2017		510,000	522,580
4.750%, 10/01/2014		375,000	400,607
5.875%, 10/01/2019		430,000	510,813
DISH DBS Corp.
5.875%, 07/15/2022		600,000	642,750
6.750%, 06/01/2021		350,000	395,500
7.875%, 09/01/2019		325,000	384,313
Dollar General Corp.
4.125%, 07/15/2017		475,000	498,750
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		200,000	218,000
Easton-Bell Sports, Inc.
9.750%, 12/01/2016		100,000	107,751
Fiesta Restaurant Group Inc
8.875%, 08/15/2016		300,000	321,000
Ford Motor Credit Company LLC
2.750%, 05/15/2015		270,000	274,935
3.875%, 01/15/2015		430,000	446,586
5.750%, 02/01/2021		1,200,000	1,362,114
Gaylord Entertainment Company
6.750%, 11/15/2014		325,000	325,000
General Motors Financial Company, Inc.
4.750%, 08/15/2017 (S)		500,000	520,284
Graton Economic Development Authority
9.625%, 09/01/2019 (S)		550,000	587,125
Great Canadian Gaming Corp.
6.625%, 07/25/2022 (S)	CAD	200,000	207,319
Hanesbrands, Inc.
6.375%, 12/15/2020		$375,000	412,031
Harley-Davidson Financial Services, Inc.
1.150%, 09/15/2015 (S)		170,000	171,051
Harrah’s Operating Company, Inc.
5.625%, 06/01/2015		300,000	249,000
Historic TW, Inc.
6.875%, 06/15/2018		220,000	277,860
Howes Capital Ltd.
4.750%, 04/10/2017		200,000	211,340
Hyatt Hotels Corp.
3.875%, 08/15/2016		300,000	318,336
5.750%, 08/15/2015 (S)		440,000	482,158
Hyundai Capital America
1.625%, 10/02/2015 (S)		150,000	151,039
Hyundai Capital Services, Inc.
3.500%, 09/13/2017 (S)		200,000	212,385
4.375%, 07/27/2016 (S)		255,000	275,637
Intercontinental Hotels Group PLC
6.000%, 12/09/2016	GBP	50,000	90,514
ITT Corp.
7.375%, 11/15/2015		$125,000	145,507

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Jaguar Holding Company I
9.375%, 10/15/2017 (S)		$125,000	$128,125
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)		400,000	391,000
Johnson Controls, Inc.
0.723%, 02/04/2014 (P)		335,000	336,132
Kazakhstan Temir Zholy Finance BV
6.950%, 07/10/2042 (S)		200,000	247,500
Kingfisher PLC
5.625%, 12/15/2014	GBP	20,000	34,270
Kohl’s Corp.
3.250%, 02/01/2023		$220,000	218,756
Lamar Media Corp.
5.000%, 05/01/2023 (S)		125,000	125,313
5.875%, 02/01/2022		225,000	239,344
Laureate Education, Inc.
9.250%, 09/01/2019 (S)		675,000	688,500
Levi Strauss & Company
6.875%, 05/01/2022		275,000	288,406
Lottomatica Group SpA
5.375%, 12/05/2016	EUR	100,000	143,366
LS Finance 2017 Ltd.
5.250%, 01/26/2017		$200,000	216,262
Marks & Spencer PLC
5.625%, 03/24/2014	GBP	30,000	50,270
Marriott International, Inc.
3.000%, 03/01/2019		$155,000	160,194
MDC Holdings, Inc.
5.375%, 12/15/2014		60,000	63,967
5.625%, 02/01/2020		70,000	77,105
Mediacom Broadband LLC
6.375%, 04/01/2023 (S)		325,000	328,250
Meritage Homes Corp.
7.000%, 04/01/2022		175,000	189,875
MGM Resorts International
6.750%, 10/01/2020 (S)		1,475,000	1,486,063
MU Finance PLC
8.375%, 02/01/2017 (S)		222,344	240,131
8.750%, 02/01/2017 (S)	GBP	50,000	86,516
National Cinemedia LLC
6.000%, 04/15/2022		$250,000	264,375
NBCUniversal Media LLC
2.100%, 04/01/2014		250,000	254,864
2.875%, 01/15/2023		225,000	226,162
5.150%, 04/30/2020		645,000	767,234
Needle Merger Sub Corp.
8.125%, 03/15/2019 (S)		350,000	351,750
NET Servicos de Comunicacao SA
7.500%, 01/27/2020		300,000	345,750
Newell Rubbermaid Inc
2.050%, 12/01/2017		170,000	170,815
News America, Inc.
5.300%, 12/15/2014		210,000	228,970
6.150%, 03/01/2037 to 02/15/2041		450,000	562,266
7.850%, 03/01/2039		85,000	121,081
8.250%, 08/10/2018		145,000	191,070
Next PLC
5.875%, 10/12/2016	GBP	50,000	90,565
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (S)		$230,000	234,127
NVR, Inc.
3.950%, 09/15/2022		225,000	232,291
O’Reilly Automotive, Inc.
3.800%, 09/01/2022		315,000	329,936
4.875%, 01/14/2021		435,000	486,365

172

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Omnicom Group, Inc.
3.625%, 05/01/2022		$65,000	$68,056
4.450%, 08/15/2020		85,000	94,483
6.250%, 07/15/2019		555,000	681,994
Palace Entertainment Holdings LLC
8.875%, 04/15/2017 (S)		400,000	423,000
Party City Holdings, Inc.
8.875%, 08/01/2020 (S)		425,000	450,500
Penske Automotive Group Inc
5.750%, 10/01/2022 (S)		275,000	279,813
Pharmaceutical Product Development, Inc.
9.500%, 12/01/2019 (S)		500,000	562,500
Pinnacle Entertainment, Inc.
7.750%, 04/01/2022		350,000	374,500
Pittsburgh Glass Works LLC
8.500%, 04/15/2016 (S)		150,000	136,875
Polish Television Holding BV
11.250%, 05/15/2017 (S)	EUR	375,000	520,871
PPR
8.625%, 04/03/2014		50,000	71,654
QVC, Inc.
7.125%, 04/15/2017 (S)		$350,000	368,443
R&R Ice Cream PLC
8.375%, 11/15/2017	EUR	100,000	142,254
Regal Entertainment Group
9.125%, 08/15/2018		$250,000	276,875
Reynolds Group Issuer, Inc.
7.125%, 04/15/2019		100,000	108,000
8.000%, 12/15/2016 (S)	EUR	800,000	1,045,643
Royal Caribbean Cruises Ltd.
5.250%, 11/15/2022		$375,000	392,813
Sealy Mattress Company
10.875%, 04/15/2016 (S)		172,000	187,050
Seminole Indian Tribe of Florida
7.750%, 10/01/2017 (S)		475,000	517,750
Seneca Gaming Corp.
8.250%, 12/01/2018 (S)		650,000	677,625
Shea Homes LP
8.625%, 05/15/2019		575,000	632,500
Sinclair Television Group, Inc.
6.125%, 10/01/2022 (S)		375,000	390,938
Sirius XM Radio, Inc.
8.750%, 04/01/2015 (S)		1,050,000	1,190,438
Sonic Automotive, Inc.
7.000%, 07/15/2022 (S)		225,000	243,563
Spectrum Brands Escrow Corp.
6.625%, 11/15/2022 (S)		125,000	130,938
Standard Pacific Corp.
8.375%, 05/15/2018		100,000	115,500
10.750%, 09/15/2016		250,000	306,250
Staples, Inc.
9.750%, 01/15/2014		240,000	262,491
Starwood Hotels & Resorts
Worldwide, Inc.
7.150%, 12/01/2019		120,000	146,897
Starz LLC
5.000%, 09/15/2019 (S)		175,000	179,156
Station Casinos LLC
3.660%, 06/18/2018		825,000	699,188
Studio City Finance Ltd.
8.500%, 12/01/2020 (S)		250,000	262,500
TCM Sub LLC
3.550%, 01/15/2015 (S)		650,000	681,408
The Goodyear Tire & Rubber Company
7.000%, 05/15/2022		375,000	400,313

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
The Goodyear Tire & Rubber
Company (continued)
8.250%, 08/15/2020		$400,000	$438,000
8.750%, 08/15/2020		125,000	141,250
The Interpublic Group of Companies, Inc.
2.250%, 11/15/2017		140,000	138,136
4.000%, 03/15/2022		325,000	328,859
6.250%, 11/15/2014		440,000	474,650
10.000%, 07/15/2017		255,000	280,181
The ServiceMaster Company
8.000%, 02/15/2020		200,000	203,500
Thomson Reuters Corp.
5.200%, 12/01/2014	CAD	40,000	42,967
5.950%, 07/15/2013		$145,000	149,653
Time Warner Cable, Inc.
5.500%, 09/01/2041		550,000	610,195
7.500%, 04/01/2014		50,000	54,383
8.250%, 02/14/2014		75,000	81,612
Time Warner, Inc.
6.500%, 11/15/2036		125,000	156,835
7.700%, 05/01/2032		10,000	13,928
Toyota Motor Credit Corp.
2.000%, 09/15/2016		275,000	285,085
4.000%, 12/07/2017	GBP	10,000	17,737
Turlock Corp.
1.500%, 11/02/2017 (S)		$105,000	105,457
4.000%, 11/02/2032 (S)		230,000	233,676
Unitymedia GmbH
9.500%, 03/15/2021 (S)	EUR	425,000	632,936
9.625%, 12/01/2019 (S)		307,000	446,223
9.625%, 12/01/2019		50,000	72,675
Unitymedia Hessen GmbH & Company
KG
7.500%, 03/15/2019 (S)		100,000	142,586
Universal Hospital Services, Inc.
7.625%, 08/15/2020 (S)		$225,000	234,000
Univision Communications, Inc.
6.750%, 09/15/2022 (S)		350,000	353,500
6.875%, 05/15/2019 (S)		275,000	283,250
7.875%, 11/01/2020 (S)		1,375,000	1,467,813
8.500%, 05/15/2021 (S)		1,325,000	1,364,750
Videotron, Ltd.
6.375%, 12/15/2015		50,000	50,688
6.875%, 07/15/2021 (S)	CAD	475,000	523,607
Virgin Media Finance PLC
5.250%, 02/15/2022		$225,000	236,813
Volkswagen International Finance NV
1.625%, 03/22/2015 (S)		295,000	299,310
Volkswagen Leasing Gmbh
3.250%, 05/10/2018	EUR	100,000	141,413
Whirlpool Corp.
4.700%, 06/01/2022		$250,000	268,485
William Lyon Homes, Inc.
8.500%, 11/15/2020 (S)		300,000	304,500
WMG Acquisition Corp.
6.000%, 01/15/2021 (S)		175,000	179,375
11.500%, 10/01/2018		200,000	226,000
Wok Acquisition Corp.
10.250%, 06/30/2020 (S)		375,000	394,688
Wolverine World Wide, Inc.
6.125%, 10/15/2020 (S)		125,000	129,844
WPP 2008, Ltd.
6.000%, 04/04/2017	GBP	50,000	91,976
WPP Finance 2010
3.625%, 09/07/2022		$275,000	275,191

173

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
WPP Finance 2010 (continued)
4.750%, 11/21/2021		$290,000	$320,584
WPP Finance UK
8.000%, 09/15/2014		65,000	72,102
Ziggo Bond Company BV
8.000%, 05/15/2018	EUR	50,000	71,563
8.000%, 05/15/2018 (S)		200,000	286,251

			62,724,339
Consumer Staples - 1.9%
Altria Group, Inc.
4.750%, 05/05/2021		$800,000	911,989
8.500%, 11/10/2013		280,000	300,000
9.250%, 08/06/2019		175,000	243,664
Anadolu Efes Biracilik Ve Malt Sanayii
AS
3.375%, 11/01/2022 (S)		320,000	317,600
Anheuser-Busch InBev NV
6.500%, 06/23/2017	GBP	30,000	58,148
ARAMARK Holdings Corp., PIK
8.625%, 05/01/2016 (S)		$375,000	384,379
Avangardco Investments Public, Ltd.
10.000%, 10/29/2015		100,000	91,475
Bacardi, Ltd.
7.750%, 04/09/2014	EUR	100,000	141,848
BAT International Finance PLC
6.375%, 12/12/2019	GBP	40,000	80,400
8.125%, 11/15/2013 (S)		$405,000	431,521
BFF International, Ltd.
7.250%, 01/28/2020 (S)		100,000	119,000
7.250%, 01/28/2020		100,000	119,000
British American Tobacco Holdings The
Netherlands BV
4.875%, 02/24/2021	EUR	80,000	125,559
Bumble Bee Acquisition Corp.
9.000%, 12/15/2017 (S)		$214,000	225,770
Bunge NA Finance LP
5.900%, 04/01/2017		295,000	334,957
Bunge, Ltd. Finance Corp.
3.200%, 06/15/2017		745,000	779,296
4.100%, 03/15/2016		135,000	145,025
Carlsberg Breweries A/S
7.250%, 11/28/2016	GBP	50,000	96,255
Carrefour SA
5.375%, 06/12/2015	EUR	50,000	71,849
Casino Guichard Perrachon SA
4.875%, 04/10/2014		50,000	68,404
Central Garden and Pet Company
8.250%, 03/01/2018		$225,000	237,094
Ceridian Corp.
8.875%, 07/15/2019 (S)		200,000	214,000
CFG Investment SAC
9.750%, 07/30/2019 (S)		400,000	328,920
Church & Dwight Compnay, Inc.
2.875%, 10/01/2022		135,000	138,480
Coca-Cola Amatil, Ltd.
3.250%, 11/02/2014 (S)		360,000	373,256
Coca-Cola Femsa SAB de CV
4.625%, 02/15/2020		135,000	153,625
Constellation Brands, Inc.
4.625%, 03/01/2023		125,000	129,375
6.000%, 05/01/2022		425,000	486,094
Controladora Mabe SA CV
7.875%, 10/28/2019 (S)		350,000	407,750

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Controladora Mabe SA de CV
7.875%, 10/28/2019		$100,000	$116,500
Corporacion Azucarera del Peru SA
6.375%, 08/02/2022 (S)		210,000	228,204
Corporacion Lindley SA
6.750%, 11/23/2021 (S)		110,000	127,050
Del Monte Corp.
7.625%, 02/15/2019		700,000	719,250
Delhaize Group SA
6.500%, 06/15/2017		375,000	428,335
DP World, Ltd.
6.850%, 07/02/2037 (S)		310,000	345,650
Dr Pepper Snapple Group, Inc.
2.000%, 01/15/2020		90,000	89,692
Energizer Holdings, Inc.
4.700%, 05/19/2021 to 05/24/2022		495,000	535,263
Heineken NV
1.400%, 10/01/2017 (S)		135,000	135,263
2.750%, 04/01/2023 (S)		185,000	183,091
7.125%, 04/07/2014	EUR	75,000	105,735
7.250%, 03/10/2015	GBP	40,000	71,925
Imperial Tobacco Finance PLC
4.500%, 07/05/2018	EUR	100,000	148,061
6.250%, 12/04/2018	GBP	37,000	71,046
Kraft Foods Group, Inc.
1.625%, 06/04/2015 (S)		$195,000	198,027
5.000%, 06/04/2042 (S)		160,000	179,082
Kraft Foods, Inc.
6.250%, 03/20/2015	EUR	50,000	72,686
7.250%, 07/18/2018	GBP	50,000	100,330
Loblaw Companies, Ltd.
5.220%, 06/18/2020	CAD	25,000	28,788
MHP SA
10.250%, 04/29/2015		$535,000	547,038
Michael Foods, Inc.
9.750%, 07/15/2018		125,000	138,750
Minerva Luxembourg SA
12.250%, 02/10/2022 (S)		400,000	473,000
Minerva Overseas II, Ltd.
10.875%, 11/15/2019 (S)		275,000	308,000
Molson Coors Brewing Company
2.000%, 05/01/2017		160,000	164,724
Molson Coors International LP
3.950%, 10/06/2017	CAD	40,000	42,583
Mriya Agro Holding PLC
10.950%, 03/30/2016		$200,000	197,250
10.950%, 03/30/2016 (S)		200,000	197,250
Pantry Inc/the
8.375%, 08/01/2020 (S)		225,000	232,313
Pernod-Ricard SA
2.950%, 01/15/2017 (S)		215,000	226,824
4.450%, 01/15/2022 (S)		150,000	165,136
5.000%, 03/15/2017	EUR	100,000	148,451
5.750%, 04/07/2021 (S)		$150,000	178,811
Philip Morris International, Inc.
4.375%, 11/15/2041		145,000	156,778
5.875%, 09/04/2015	EUR	50,000	74,067
Pinnacle Foods Finance LLC
8.250%, 09/01/2017		$550,000	577,500
9.250%, 04/01/2015		284,000	288,970
Ralcorp Holdings Corp.
4.950%, 08/15/2020		160,000	170,344
Reynolds American, Inc.
1.050%, 10/30/2015		50,000	50,023
3.250%, 11/01/2022		295,000	299,854

174

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Reynolds American, Inc. (continued)
7.625%, 06/01/2016		$215,000	$257,909
Rite Aid Corp.
7.700%, 02/15/2027		250,000	196,250
9.250%, 03/15/2020		575,000	586,500
9.500%, 06/15/2017		825,000	849,750
SABMiller Holdings Inc.
1.850%, 01/15/2015 (S)		200,000	203,862
Spectrum Brands Escrow Corp.
6.375%, 11/15/2020 (S)		125,000	129,688
Tesco PLC
5.875%, 09/12/2016	EUR	50,000	76,508
6.125%, 02/24/2022	GBP	50,000	98,027
The Kroger Company
5.000%, 04/15/2042		$255,000	274,870
5.400%, 07/15/2040		205,000	232,088
Tingyi Cayman Islands Holding Corp.
3.875%, 06/20/2017		200,000	213,946
Tyson Foods, Inc.
4.500%, 06/15/2022		380,000	409,336
US Foodservice
8.500%, 06/30/2019 (S)		475,000	479,750
Virgolino de Oliveira Finance, Ltd.
11.750%, 02/09/2022		200,000	196,700
Viterra, Inc.
5.950%, 08/01/2020 (S)		150,000	167,556
Wesfarmers Ltd.
2.750%, 08/02/2022	EUR	100,000	132,702
Wesfarmers, Ltd.
2.983%, 05/18/2016 (S)		$310,000	323,833
Yasar Holdings SA
9.625%, 10/07/2015		200,000	214,000

			21,079,652
Energy - 6.0%
Adaro Indonesia PT
7.625%, 10/22/2019		100,000	110,500
7.625%, 10/22/2019 (S)		200,000	221,000
Afren PLC
11.500%, 02/01/2016 (S)		200,000	232,000
Anadarko Petroleum Corp.
6.375%, 09/15/2017		450,000	540,221
Antero Resources Finance Corp.
6.000%, 12/01/2020 (S)		475,000	476,188
7.250%, 08/01/2019		475,000	513,000
9.375%, 12/01/2017		450,000	495,000
Atwood Oceanics, Inc.
6.500%, 02/01/2020		200,000	213,500
Berry Petroleum Company
6.375%, 09/15/2022		400,000	412,000
6.750%, 11/01/2020		225,000	240,750
BG Energy Capital PLC
2.875%, 10/15/2016 (S)		305,000	324,121
5.125%, 12/07/2017	GBP	50,000	92,438
Bill Barrett Corp.
7.000%, 10/15/2022		$275,000	275,344
7.625%, 10/01/2019		750,000	776,250
9.875%, 07/15/2016		250,000	273,750
Boardwalk Pipelines LP
5.750%, 09/15/2019		205,000	233,719
BP Capital Markets PLC
1.375%, 11/06/2017		210,000	210,768
3.830%, 10/06/2017	EUR	100,000	146,314
Buckeye Partners LP
5.500%, 08/15/2019		$260,000	285,636

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Canadian Natural Resources, Ltd.
1.450%, 11/14/2014		$135,000	$136,949
4.950%, 06/01/2015	CAD	35,000	37,858
5.700%, 05/15/2017		$335,000	397,526
6.250%, 03/15/2038		275,000	356,939
6.450%, 06/30/2033		75,000	96,818
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020		75,000	76,125
CenterPoint Energy Resources Corp.
5.850%, 01/15/2041		70,000	89,579
7.875%, 04/01/2013		150,000	153,344
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019 (S)		225,000	211,500
Clayton Williams Energy Inc.
7.750%, 04/01/2019		575,000	573,563
Colorado Interstate Gas Company
5.950%, 03/15/2015		150,000	164,271
Concho Resources, Inc.
5.500%, 04/01/2023		225,000	232,875
7.000%, 01/15/2021		425,000	468,563
CONSOL Energy, Inc.
8.000%, 04/01/2017		500,000	535,000
DCP Midstream Operating LP
2.500%, 12/01/2017		245,000	244,679
3.250%, 10/01/2015		325,000	335,871
Devon Energy Corp.
1.875%, 05/15/2017		110,000	112,541
Diamond Offshore Drilling, Inc.
4.875%, 07/01/2015		20,000	22,112
5.700%, 10/15/2039		75,000	97,435
5.875%, 05/01/2019		80,000	99,605
DTEK Finance BV
9.500%, 04/28/2015		100,000	99,625
9.500%, 04/28/2015 (S)		150,000	149,438
El Paso Corp.
6.500%, 09/15/2020		75,000	84,139
7.750%, 01/15/2032		500,000	585,784
7.800%, 08/01/2031		125,000	144,574
8.250%, 02/15/2016		225,000	252,613
El Paso Natural Gas Company
5.950%, 04/15/2017		27,000	31,422
Enbridge Energy Partners LP
5.200%, 03/15/2020		70,000	79,675
5.500%, 09/15/2040		220,000	246,979
Enbridge, Inc.
4.260%, 02/01/2021	CAD	55,000	60,735
Encana Corp.
5.800%, 01/18/2018 (S)		30,000	34,427
Energy Transfer Partners LP
5.200%, 02/01/2022		$550,000	618,053
Eni Finance International SA
5.000%, 01/27/2019	GBP	12,000	21,118
Ensco PLC
3.250%, 03/15/2016		$325,000	346,478
Enterprise Products Operating LLC
1.250%, 08/13/2015		50,000	50,286
5.900%, 04/15/2013		250,000	254,410
5.950%, 02/01/2041		445,000	519,405
7.550%, 04/15/2038		210,000	285,193
EP Energy LLC
9.375%, 05/01/2020		300,000	332,250
EQT Corp.
4.875%, 11/15/2021		645,000	696,336
Exterran Holdings Inc
7.250%, 12/01/2018		725,000	761,250

175

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Gazprom Neft OAO
4.375%, 09/19/2022 (S)		$200,000	$202,100
Gazprom OAO
4.950%, 05/23/2016 (S)		425,000	453,318
5.999%, 01/23/2021 (S)		250,000	285,688
6.605%, 02/13/2018	EUR	100,000	154,063
7.288%, 08/16/2037		$590,000	757,737
8.625%, 04/28/2034		175,000	250,982
Gulf South Pipeline Company, LP
4.000%, 06/15/2022 (S)		100,000	106,662
Halcon Resources Corp.
8.875%, 05/15/2021 (S)		325,000	336,375
Hercules Offshore, Inc.
7.125%, 04/01/2017 (S)		125,000	128,125
Hess Corp.
6.000%, 01/15/2040		280,000	343,668
7.875%, 10/01/2029		238,000	333,651
KazMunayGas National Company
9.125%, 07/02/2018		1,500,000	1,976,115
Kinder Morgan Energy Partners LP
3.450%, 02/15/2023		85,000	86,899
3.500%, 03/01/2016		55,000	58,810
3.950%, 09/01/2022		575,000	612,666
4.150%, 03/01/2022		120,000	129,190
5.125%, 11/15/2014		90,000	97,131
Kinder Morgan Finance Company LLC
5.700%, 01/05/2016		185,000	201,837
6.000%, 01/15/2018 (S)		200,000	218,721
Laredo Petroleum, Inc.
7.375%, 05/01/2022		425,000	460,063
9.500%, 02/15/2019		150,000	168,000
Lukoil International Finance BV
7.250%, 11/05/2019		200,000	240,678
Magellan Midstream Partners LP
4.250%, 02/01/2021		60,000	66,923
6.450%, 06/01/2014		145,000	155,083
6.550%, 07/15/2019		145,000	180,920
Marathon Oil Corp.
0.900%, 11/01/2015		185,000	185,190
2.800%, 11/01/2022		165,000	165,334
5.900%, 03/15/2018		100,000	121,858
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)		155,000	214,652
Murphy Oil Corp.
4.000%, 06/01/2022		280,000	285,081
Nabors Industries, Inc.
4.625%, 09/15/2021		305,000	327,954
9.250%, 01/15/2019		440,000	585,921
National Gas Company of Trinidad &
Tobago, Ltd.
6.050%, 01/15/2036 (S)		105,000	111,300
Newfield Exploration Company
5.750%, 01/30/2022		725,000	788,438
6.875%, 02/01/2020		430,000	462,788
Noble Corp.
5.875%, 06/01/2013		45,000	46,085
Noble Energy, Inc.
6.000%, 03/01/2041		285,000	341,361
Noble Holding International, Ltd.
2.500%, 03/15/2017		35,000	36,212
3.450%, 08/01/2015		85,000	89,928
5.250%, 03/15/2042		560,000	606,420
7.375%, 03/15/2014		35,000	37,755
NuStar Logistics LP
4.800%, 09/01/2020		205,000	201,658

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
NuStar Logistics LP (continued)
7.900%, 04/15/2018		$180,000	$205,010
OGX Austria GmbH
8.500%, 06/01/2018 (S)		375,000	326,250
Pacific Rubiales Energy Corp.
7.250%, 12/12/2021 (S)		100,000	116,130
7.250%, 12/12/2021		100,000	116,130
Parker Drilling Company
9.125%, 04/01/2018		550,000	585,750
PDC Energy, Inc.
7.750%, 10/15/2022 (S)		750,000	757,500
Peabody Energy Corp.
6.000%, 11/15/2018		100,000	104,500
7.375%, 11/01/2016		375,000	431,250
Pemex Project Funding Master Trust
5.500%, 02/24/2025	EUR	206,000	306,404
6.625%, 06/15/2035		$85,000	107,525
7.500%, 12/18/2013	GBP	35,000	59,558
Penn Virginia Resource Partners LP
8.250%, 04/15/2018		$650,000	679,250
8.375%, 06/01/2020 (S)		425,000	446,250
Pertamina Persero PT
6.000%, 05/03/2042 (S)		257,000	290,410
6.500%, 05/27/2041 (S)		200,000	237,500
Perusahaan Listrik Negara PT
5.250%, 10/24/2042 (S)		200,000	206,000
Petrobras Global Finance BV
4.250%, 10/02/2023	EUR	100,000	135,843
Petrobras International Finance Company
4.875%, 03/07/2018		200,000	290,309
5.375%, 01/27/2021		$440,000	494,489
5.750%, 01/20/2020		360,000	411,014
5.875%, 03/01/2018		260,000	298,858
6.875%, 01/20/2040		200,000	253,436
7.875%, 03/15/2019		115,000	144,114
Petrohawk Energy Corp.
7.250%, 08/15/2018		510,000	580,504
Petroleos de Venezuela SA
5.000%, 10/28/2015		2,589,822	2,317,891
5.125%, 10/28/2016		418,734	352,783
5.250%, 04/12/2017		862,300	720,021
5.375%, 04/12/2027		215,000	146,200
8.500%, 11/02/2017		1,288,200	1,217,349
Petroleos Mexicanos
4.875%, 01/24/2022		890,000	1,005,700
5.500%, 01/21/2021 to 06/27/2044		1,955,000	2,164,500
5.500%, 06/27/2044 (S)		220,000	242,000
6.500%, 06/02/2041		1,400,000	1,760,500
Petroleum Company of Trinidad &
Tobago, Ltd.
9.750%, 08/14/2019 (S)		200,000	264,500
Petroleum Geo-Services ASA
7.375%, 12/15/2018 (S)		450,000	472,500
Phillips 66
1.950%, 03/05/2015 (S)		185,000	189,008
4.300%, 04/01/2022 (S)		470,000	520,317
Pioneer Natural Resources Company
3.950%, 07/15/2022		340,000	361,448
5.875%, 07/15/2016		170,000	194,381
Plains All American Pipeline LP
5.750%, 01/15/2020		385,000	468,114
Plains Exploration & Production Company
6.500%, 11/15/2020		725,000	739,500
6.750%, 02/01/2022		125,000	128,750

176

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Power Sector Assets & Liabilities
Management Corp.
7.390%, 12/02/2024		$100,000	$140,750
Precision Drilling Corp.
6.500%, 12/15/2021		75,000	78,375
6.625%, 11/15/2020		425,000	448,375
QEP Resources, Inc.
5.250%, 05/01/2023		325,000	341,250
Range Resources Corp.
5.000%, 08/15/2022		250,000	260,625
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017 (S)		300,000	337,500
Regency Energy Partners LP
5.500%, 04/15/2023		225,000	236,250
6.875%, 12/01/2018		350,000	379,750
Reliance Holdings USA, Inc.
4.500%, 10/19/2020 (S)		500,000	519,597
5.400%, 02/14/2022 (S)		250,000	275,148
Repsol International Finance BV
4.625%, 10/08/2014	EUR	37,000	50,506
4.750%, 02/16/2017		55,000	76,898
Rockies Express Pipeline LLC
6.850%, 07/15/2018 (S)		$25,000	25,875
Rosneft Oil Co Via Rosneft International
Finance Ltd.
4.199%, 03/06/2022 (S)		200,000	200,511
Rowan Companies, Inc.
5.000%, 09/01/2017		315,000	346,452
7.875%, 08/01/2019		230,000	286,543
Sabine Pass LNG LP
6.500%, 11/01/2020 (S)		150,000	150,000
7.500%, 11/30/2016		450,000	486,000
SESI LLC
6.375%, 05/01/2019		525,000	559,125
7.125%, 12/15/2021		665,000	739,813
SM Energy Company
6.500%, 11/15/2021 to 01/01/2023		425,000	448,375
6.625%, 02/15/2019		650,000	687,375
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)		100,000	104,466
Southern Natural Gas Company
5.900%, 04/01/2017 (S)		99,000	116,898
Suncor Energy Inc.
5.390%, 03/26/2037 (S)	CAD	30,000	35,560
Swift Energy Company
7.875%, 03/01/2022		$700,000	724,500
7.875%, 03/01/2022 (S)		75,000	77,625
8.875%, 01/15/2020		500,000	537,500
Talisman Energy, Inc.
3.750%, 02/01/2021		815,000	871,327
5.125%, 05/15/2015		175,000	189,404
Targa Resources Partners LP
6.375%, 08/01/2022 (S)		350,000	379,750
Tervita Corp.
9.750%, 11/01/2019 (S)		350,000	345,625
TMK OAO
7.750%, 01/27/2018		200,000	205,250
TNK-BP Finance SA
6.625%, 03/20/2017		150,000	169,722
7.250%, 02/02/2020 (S)		100,000	120,999
Total Capital International SA
0.750%, 01/25/2016		115,000	113,942
Total Capital SA
3.875%, 12/14/2018	GBP	10,000	17,931

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
TransCanada PipeLines, Ltd.
0.875%, 03/02/2015		$80,000	$80,507
2.500%, 08/01/2022		225,000	226,616
4.650%, 10/03/2016	CAD	40,000	44,133
Transocean, Inc.
2.500%, 10/15/2017		$200,000	201,016
4.950%, 11/15/2015		130,000	142,618
5.050%, 12/15/2016		530,000	589,905
5.250%, 03/15/2013		240,000	242,761
Valero Energy Corp.
6.125%, 06/15/2017		255,000	306,960
Weatherford International, Ltd.
4.500%, 04/15/2022		180,000	184,107
6.750%, 09/15/2040		270,000	291,259
9.625%, 03/01/2019		160,000	206,008
Western Gas Partners LP
4.000%, 07/01/2022		515,000	539,627
Williams Partners LP
3.350%, 08/15/2022		215,000	219,175
3.800%, 02/15/2015		145,000	153,711
4.125%, 11/15/2020		135,000	148,003
6.300%, 04/15/2040		400,000	490,548
WPX Energy, Inc.
6.000%, 01/15/2022		450,000	481,500
Yancoal International Resources
Development Company, Ltd.
5.730%, 05/16/2022 (S)		240,000	244,393

			65,511,067
Financials - 9.1%
ABN Amro Bank NV
6.375%, 04/27/2021	EUR	100,000	143,863
ACE INA Holdings, Inc.
5.600%, 05/15/2015		$225,000	250,719
5.875%, 06/15/2014		150,000	161,680
Ahold Finance USA, Inc.
6.500%, 03/14/2017 (P)	GBP	40,000	74,708
Akbank TAS
3.875%, 10/24/2017 (S)		$156,000	155,901
5.000%, 10/24/2022 (S)		150,000	156,215
5.125%, 07/22/2015 (S)		200,000	211,000
6.500%, 03/09/2018 (S)		200,000	229,500
Alfa Bank OJSC
7.500%, 09/26/2019 (S)		200,000	208,682
7.875%, 09/25/2017		350,000	387,625
7.875%, 09/25/2017 (S)		220,000	243,650
Allianz Finance II BV
5.750%, 07/08/2041 (P)	EUR	100,000	139,933
Allianz Finance II BV (6.500% to
01/13/2015, then 3 month
EURIBOR + 2.770%)
01/13/2015 (Q)		95,000	134,301
Ally Financial, Inc.
6.250%, 12/01/2017		$550,000	607,363
7.500%, 09/15/2020		475,000	572,375
American Express Credit Corp.
5.125%, 08/25/2014		260,000	279,518
American International Group, Inc.
3.000%, 03/20/2015		125,000	129,885
4.250%, 09/15/2014		380,000	401,356
4.875%, 06/01/2022		290,000	326,046
6.400%, 12/15/2020		100,000	122,528
Ameriprise Financial, Inc.
7.300%, 06/28/2019		315,000	408,302

177

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
AmSouth Bank NA
5.200%, 04/01/2015		$450,000	$474,188
ANZ National International, Ltd.
1.850%, 10/15/2015 (S)		325,000	331,434
2.375%, 12/21/2012 (S)		165,000	165,148
AON Financial Services Luxembourg SA
6.250%, 07/01/2014	EUR	50,000	70,041
Assured Guaranty Municipal
Holdings, Inc. (6.400% to 12/15/2036,
then 1 month LIBOR + 2.215%)
12/15/2036 (Q) (S)		$675,000	526,500
Atlantic Finance Ltd.
10.750%,05/27/2014		100,000	109,200
AvalonBay Communities, Inc.
2.950%, 09/15/2022		355,000	354,511
Aviv Healthcare Properties LP
7.750%, 02/15/2019		150,000	157,500
Aviva PLC
9.500%, 06/20/2016	GBP	15,000	29,731
Aviva PLC (6.875% to 05/22/2018, then
3 month EURIBOR + 3.350%)
05/22/2018 (Q)	EUR	50,000	67,714
AXA SA (5.250% to 04/16/2020, then
3 month EURIBOR + 3.050%)
04/16/2020 (Q)		100,000	124,680
Banco Bilbao Vizcaya Argentaria SA
3.000%, 10/09/2014		150,000	195,722
4.250%, 01/18/2017		100,000	134,970
Banco Bradesco SA
4.125%, 05/16/2016 (S)		$200,000	208,000
Banco de Credito del Peru
5.375%, 09/16/2020 (S)		300,000	334,200
Banco de Galicia y Buenos Aires
8.750%, 05/04/2018 (S)		200,000	148,000
Banco del Estado de Chile
3.875%, 02/08/2022 (S)		330,000	350,656
Banco do Estado do Rio Grande do Sul
7.375%, 02/02/2022 (S)		700,000	769,125
Banco Nacional de Desenvolvimento
Economico e Social
6.369%, 06/16/2018		150,000	177,750
Banco Santander Chile
3.875%, 09/20/2022 (S)		300,000	304,612
Banco Santander SA
4.625%, 01/20/2016	EUR	500,000	683,887
Bancolombia SA
4.250%, 01/12/2016		$100,000	104,600
5.950%, 06/03/2021		200,000	230,500
Bank Nederlandse Gemeenten
2.500%, 01/18/2016	EUR	177,000	244,185
Bank of America Corp.
1.500%, 10/09/2015		$340,000	341,189
3.875%, 03/22/2017		520,000	565,361
4.750%, 04/03/2017	EUR	150,000	217,490
5.500%, 12/04/2019	GBP	40,000	73,129
5.625%, 07/01/2020		$315,000	371,660
5.650%, 05/01/2018		1,030,000	1,193,184
6.500%, 08/01/2016		170,000	197,433
Bank of Georgia
7.750%, 07/05/2017 (S)		450,000	459,470
Bank of Montreal
6.170%, 03/28/2023 (P)	CAD	40,000	47,479
Bank Of Nova Scotia
0.750%, 10/09/2015		$205,000	204,862

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Bank of Nova Scotia
2.740%, 12/01/2016	CAD	30,000	$31,007
Banque du Liban
10.000%, 04/25/2015		$100,000	113,875
Barclays Bank PLC
4.000%, 10/07/2019	EUR	400,000	607,469
5.200%, 07/10/2014		$880,000	937,394
5.250%, 05/27/2014	EUR	50,000	69,248
6.625%, 03/30/2022		50,000	74,901
BB&T Corp.
1.600%, 08/15/2017		$95,000	96,322
5.700%, 04/30/2014		210,000	224,876
BBVA Senior Finance SAU
4.875%, 01/23/2014	EUR	100,000	133,028
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021		$435,000	503,144
BNP Paribas SA
2.875%, 11/27/2017	EUR	100,000	137,063
3.750%, 11/25/2020		50,000	71,560
Boardwalk Pipelines LP
3.375%, 02/01/2023		$565,000	555,806
Boyd Acquisition Sub LLC
8.375%, 02/15/2018 (S)		250,000	258,125
BPCE SA
2.375%, 10/04/2013 (S)		975,000	983,561
BR Malls International Finance, Ltd.
8.500%, 01/29/2049 (Q) (S)		160,000	173,600
BR Properties SA
9.000%, 10/29/2049 (Q) (S)		200,000	216,000
Burlington Northern Santa Fe LLC
3.050%, 09/01/2022		100,000	104,845
Canadian Imperial Bank of Commerce
2.650%, 11/08/2016	CAD	30,000	30,844
Capital One Financial Corp.
2.125%, 07/15/2014		$450,000	458,432
2.150%, 03/23/2015		230,000	235,183
CB Richard Ellis Services, Inc.
6.625%, 10/15/2020		275,000	300,438
CBRE Services, Inc.
11.625%, 06/15/2017		200,000	220,750
Central China Real Estate, Ltd.
12.250%, 10/20/2015		500,000	555,000
CIT Group, Inc.
5.000%, 08/15/2022		475,000	497,639
5.250%, 03/15/2018		175,000	185,719
5.375%, 05/15/2020		450,000	480,375
5.500%, 02/15/2019 (S)		750,000	798,750
6.625%, 04/01/2018 (S)		500,000	560,000
Citigroup Finance Canada, Inc.
6.750%, 09/22/2014	CAD	45,000	49,025
Citigroup, Inc.
0.847%, 05/31/2017 (P)	EUR	50,000	59,500
1.290%, 04/01/2014 (P)		$178,000	178,888
3.500%, 08/05/2015	EUR	110,000	151,528
4.587%, 12/15/2015		$290,000	317,087
5.375%, 08/09/2020		195,000	229,967
6.125%, 05/15/2018		730,000	873,433
6.250%, 09/02/2019	GBP	70,000	133,667
7.375%, 06/16/2014	EUR	50,000	71,389
Citigroup, Inc. (4.750% to 02/10/2014,
then 3 month EURIBOR + 1.400%)
02/10/2014 (Q)		40,000	49,777
Cloverie PLC (7.500% until 07/24/2019,
then 3 month EURIBOR + 5.850%)
07/24/2019 (Q)		100,000	155,245

178

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
CNA Financial Corp.
5.875%, 08/15/2020		$330,000	$388,143
6.500%, 08/15/2016		90,000	104,114
CNH Capital LLC
3.875%, 11/01/2015 (S)		245,000	251,431
6.250%, 11/01/2016		325,000	355,063
CNO Financial Group, Inc.
6.375%, 10/01/2020 (S)		325,000	339,625
Commonwealth Bank of Australia
1.950%, 03/16/2015		270,000	277,373
3.625%, 10/14/2014	CAD	50,000	51,826
5.500%, 08/06/2019	EUR	75,000	113,870
Country Garden Holdings Company, Ltd.
10.500%, 08/11/2015		$100,000	112,252
11.125%, 02/23/2018 (S)		450,000	517,500
11.250%, 04/22/2017 (S)		100,000	113,000
Credit Suisse/London
5.125%, 09/18/2017	EUR	125,000	191,033
Danske Bank A/S
4.750%, 06/04/2014		75,000	103,044
Deutsche Bank AG
5.125%, 01/31/2013		35,000	45,779
Discover Financial Services
10.250%, 07/15/2019		$245,000	320,243
DNB Bank ASA
3.200%, 04/03/2017 (S)		970,000	1,031,365
DNB NOR Bank ASA
3.875%, 06/29/2020	EUR	75,000	110,546
E*Trade Financial Corp.
6.000%, 11/15/2017		$125,000	126,563
6.375%, 11/15/2019		500,000	504,375
6.750%, 06/01/2016		300,000	315,000
Emaar Sukuk Ltd.
8.500%, 08/03/2016		250,000	284,063
Equity One, Inc.
3.750%, 11/15/2022		345,000	344,528
Eurohypo AG
4.500%, 01/21/2013 (S)	EUR	342,000	447,212
European Investment Bank
8.750%, 08/25/2017	GBP	360,000	773,281
Export-Import Bank of Korea
4.625%, 02/20/2017	EUR	194,000	279,412
FCE Bank PLC
4.750%, 01/19/2015		100,000	138,495
Federal Realty Investment Trust
5.900%, 04/01/2020		$55,000	65,548
Fifth Third Bancorp
3.500%, 03/15/2022		180,000	190,659
3.625%, 01/25/2016		210,000	225,048
6.250%, 05/01/2013		355,000	363,026
8.250%, 03/01/2038		270,000	391,252
Franklin Resources, Inc.
1.375%, 09/15/2017		65,000	65,775
FREMF Mortgage Trust
3.687%, 08/25/2045		175,000	175,015
GE Capital Canada Funding Company
5.730%, 10/22/2037	CAD	35,000	44,106
GE Capital European Funding
4.625%, 02/22/2027	EUR	100,000	153,955
5.250%, 05/18/2015		145,000	208,403
GE Capital Trust IV (4.625% to
09/15/2016, then month EURIBOR
+1.600%)
09/15/2016 (Q)		135,000	169,431

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
GE Capital UK Funding Company
4.375%, 07/31/2019	GBP	20,000	$34,955
5.625%, 12/12/2014 to 04/25/2019		90,000	161,207
General Electric Capital Corp.
0.981%, 04/07/2014 (P)		$245,000	246,336
2.375%, 06/30/2015		235,000	243,212
4.625%, 01/07/2021		400,000	453,556
5.300%, 02/11/2021		855,000	989,596
5.875%, 01/14/2038		450,000	544,495
6.875%, 01/10/2039		415,000	561,961
General Shopping Finance, Ltd.
10.000%, 11/09/2015 (Q)		20,000	19,706
10.000%, 11/09/2015 (Q) (S)		200,000	197,062
GMAC International Finance BV
7.500%, 04/21/2015	EUR	100,000	141,123
GTB Finance B.V.
7.500%, 05/19/2016 (S)		$200,000	217,000
Handelsbanken AB
4.875%, 03/25/2014	EUR	75,000	103,124
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021		$150,000	167,847
Hospitality Properties Trust
5.625%, 03/15/2017		225,000	248,935
7.875%, 08/15/2014		65,000	69,562
HSBC Bank Canada
3.558%, 10/04/2017	CAD	35,000	37,259
HSBC Bank PLC
3.875%, 10/24/2018	EUR	100,000	146,962
HSBC Bank USA NA
4.625%, 04/01/2014		$100,000	104,681
HSBC Covered Bonds France
3.375%, 01/20/2017	EUR	250,000	357,762
HSBC Holdings PLC
5.100%, 04/05/2021		$665,000	789,584
6.250%, 03/19/2018	EUR	50,000	77,368
6.500%, 05/02/2036		$50,000	60,480
HSBC Holdings PLC (9.875% to
04/08/2013, then 3 month UK
Gilt + 2.500%)
04/08/2013 (Q)	GBP	60,000	98,719
HSBC USA, Inc.
2.375%, 02/13/2015		$380,000	391,249
HSBK Europe BV
7.250%, 05/03/2017		100,000	108,500
Hub International, Ltd.
8.125%, 10/15/2018 (S)		300,000	311,250
Hypothekenbank in Essen AG
3.875%, 11/21/2013	EUR	421,000	566,496
Inergy Midstream LP / Finance Corp.
6.000%, 12/15/2020 (S)		$100,000	101,750
Inter-American Development Bank
4.400%, 01/26/2026	CAD	410,000	472,457
International Bank For Reconstruction &
Development
3.875%, 05/20/2019	EUR	217,000	332,724
International Lease Finance Corp.
4.875%, 04/01/2015		$300,000	307,500
6.500%, 09/01/2014 (S)		200,000	213,000
6.625%, 11/15/2013		490,000	508,375
8.250%, 12/15/2020		200,000	232,680
8.875%, 09/01/2017		625,000	725,000
Intesa Sanpaolo SpA
4.000%, 11/08/2018	EUR	200,000	261,385
4.125%, 01/14/2016		100,000	133,832

179

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Invesco Finance PLC
3.125%, 11/30/2022		$245,000	$245,596
iPayment, Inc.
10.250%, 05/15/2018		475,000	395,438
IPIC GMTN Ltd.
5.875%, 03/14/2021	EUR	100,000	156,586
IRSA Inversiones y Representaciones SA
11.500%, 07/20/2020 (S)		$143,000	122,227
iStar Financial, Inc.
7.125%, 02/15/2018		125,000	126,250
Itau Unibanco Holding SA
5.650%, 03/19/2022 (S)		400,000	420,000
Jefferies Group, Inc.
3.875%, 11/09/2015		420,000	429,450
8.500%, 07/15/2019		80,000	93,800
John Deere Capital Corp.
1.200%, 10/10/2017		290,000	291,527
1.700%, 01/15/2020		315,000	314,374
JPMorgan Chase & Company
1.139%, 05/02/2014 (P)		200,000	201,188
2.000%, 08/15/2017		645,000	656,970
3.250%, 09/23/2022		130,000	134,348
3.700%, 01/20/2015		90,000	94,854
4.500%, 01/24/2022		1,385,000	1,565,731
5.250%, 01/14/2015	EUR	100,000	141,951
6.300%, 04/23/2019		$95,000	117,336
JPMorgan Chase & Company (4.375% to
11/12/2014, then 3 month
EURIBOR + 1.500%)
11/12/2014 (Q)	EUR	100,000	129,582
KBC Internationale
Financieringsmaatschappij NV
3.875%, 03/31/2015		70,000	96,015
KeyCorp
3.750%, 08/13/2015		$340,000	364,986
5.100%, 03/24/2021		200,000	234,409
Kilroy Realty LP
4.800%, 07/15/2018		215,000	241,096
5.000%, 11/03/2015		260,000	283,768
6.625%, 06/01/2020		295,000	358,173
Kreditanstalt fuer Wiederaufbau
4.375%, 07/04/2018	EUR	575,000	890,244
4.700%, 06/02/2037	CAD	245,000	284,697
5.500%, 12/07/2015	GBP	410,000	748,110
5.550%, 06/07/2021		100,000	205,030
6.000%, 08/20/2020	AUD	1,242,000	1,459,208
KWG Property Holding, Ltd.
12.500%, 08/18/2017		$100,000	113,250
12.750%, 03/30/2016		400,000	450,811
Ladder Capital Finance Holdings LLP
7.375%, 10/01/2017 (S)		275,000	277,750
Legal & General Group PLC (4.000% to
06/08/2015 then 3 month EURIBOR
+1.700%)
06/08/2015 (Q)	EUR	60,000	75,887
Lloyds TSB Bank PLC
6.375%, 06/17/2016		160,000	243,690
6.500%, 03/24/2020		50,000	70,724
7.625%, 04/22/2025	GBP	30,000	53,276
Merrill Lynch & Company, Inc.
4.450%, 01/31/2014	EUR	60,000	80,866
7.750%, 05/14/2038		$265,000	345,956
MetLife Institutional Funding II
1.254%, 04/04/2014 (P) (S)		365,000	368,353

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
MetLife, Inc.
3.048%, 12/15/2022		$465,000	$475,626
5.250%, 06/29/2020	GBP	50,000	93,469
Metropolitan Life Global Funding I
1.700%, 06/29/2015 (S)		$170,000	173,774
4.625%, 05/16/2017	EUR	100,000	148,476
Morgan Stanley
1.916%, 01/24/2014 (P)		$550,000	553,408
3.450%, 11/02/2015		245,000	253,411
3.800%, 04/29/2016		200,000	208,301
4.100%, 01/26/2015		405,000	420,968
4.900%, 02/23/2017	CAD	45,000	47,332
5.000%, 05/02/2019	EUR	150,000	212,724
5.125%, 11/30/2015	GBP	100,000	171,278
5.375%, 08/10/2020	EUR	100,000	144,299
6.000%, 04/28/2015		$615,000	670,109
6.625%, 04/01/2018		100,000	116,431
MPT Operating Partnership LP
6.375%, 02/15/2022		200,000	209,000
6.875%, 05/01/2021		350,000	379,750
National Australia Bank, Ltd.
5.375%, 12/08/2014	GBP	50,000	86,515
National Bank Of Canada
1.450%, 11/07/2017		$380,000	382,926
Nationstar Mortgage LLC
9.625%, 05/01/2019 (S)		375,000	415,313
Nationwide Building Society
3.750%, 01/20/2015	EUR	50,000	68,804
4.375%, 02/28/2022		250,000	393,973
5.625%, 09/09/2019	GBP	50,000	94,428
6.750%, 07/22/2020	EUR	75,000	110,374
Neuberger Berman Group LLC
5.625%, 03/15/2020 (S)		$350,000	364,875
5.875%, 03/15/2022 (S)		335,000	349,238
New York Life Funding
5.125%, 02/03/2015	GBP	50,000	86,491
New York Life Global Funding
2.450%, 07/14/2016 (S)		$340,000	354,496
4.375%, 01/19/2017	EUR	100,000	145,596
Nordea Bank AB
1.750%, 10/04/2013 (S)		$195,000	196,740
2.125%, 01/14/2014 (S)		200,000	202,851
3.125%, 03/20/2017 (S)		540,000	574,988
3.750%, 02/24/2017	EUR	100,000	143,502
4.875%, 05/13/2021 (S)		$650,000	689,614
Nordea Hypotek AB
3.500%, 01/18/2017	EUR	294,000	424,142
Numericable Finance & Company SCA
8.750%, 02/15/2019 (S)		100,000	136,558
12.375%, 02/15/2019 (S)		300,000	452,592
Nuveen Investments, Inc.
9.125%, 10/15/2017 (S)		$650,000	645,125
Omega Healthcare Investors, Inc.
6.750%, 10/15/2022		475,000	523,094
OXEA Finance & Cy SCA
9.625%, 07/15/2017	EUR	85,738	122,935
Pacific Life Funding LLC
5.125%, 01/20/2015	GBP	50,000	85,019
PNC Funding Corp.
3.300%, 03/08/2022		$255,000	271,931
5.625%, 02/01/2017		115,000	133,495
PQ Corp.
8.750%, 05/01/2018 (S)		575,000	592,250

180

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Principal Financial Global
Funding II LLC
4.500%, 01/26/2017	EUR	50,000	$70,818
Principal Financial Group, Inc.
1.850%, 11/15/2017		$85,000	85,449
3.300%, 09/15/2022		75,000	76,343
6.050%, 10/15/2036		180,000	221,942
7.875%, 05/15/2014		385,000	423,213
8.875%, 05/15/2019		135,000	184,328
ProLogis LP
4.500%, 08/15/2017		180,000	195,364
6.625%, 12/01/2019		90,000	107,821
Promsvyazbank OJSC
6.200%, 04/25/2014 (S)		200,000	200,504
Provident Companies, Inc.
7.000%, 07/15/2018		380,000	435,577
Provident Funding Associates LP
10.125%, 02/15/2019 (S)		125,000	131,250
10.250%, 04/15/2017 (S)		350,000	385,000
Prudential Financial, Inc.
5.375%, 06/21/2020		370,000	434,083
Rabobank Nederland NV
3.950%, 11/09/2022		250,000	253,154
4.125%, 01/14/2020	EUR	125,000	185,325
4.250%, 01/16/2017		50,000	72,825
Raymond James Financial, Inc.
4.250%, 04/15/2016		$120,000	126,734
RCI Banque SA
4.375%, 01/27/2015	EUR	148,000	201,528
4.600%, 04/12/2016 (S)		$350,000	370,385
Realogy Corp.
9.000%, 01/15/2020 (S)		100,000	111,000
Reckson Operating Partnership LP
6.000%, 03/31/2016		245,000	270,054
Regency Centers LP
5.875%, 06/15/2017		120,000	139,705
6.000%, 06/15/2020		165,000	196,101
Regions Financial Corp.
5.750%, 06/15/2015		310,000	334,800
Reinsurance Group of America, Inc.
5.000%, 06/01/2021		240,000	267,247
5.625%, 03/15/2017		150,000	170,282
6.450%, 11/15/2019		375,000	441,119
Reliance Intermediate Holdings LP
9.500%, 12/15/2019 (S)		425,000	483,438
Royal Bank of Canada
0.630%, 04/17/2014 (P)		360,000	360,558
4.625%, 01/22/2018	EUR	390,000	597,836
Royal Bank of Canada (4.350% to
06/15/2015, then 3 month
CDOR + 1.410%)
06/15/2015 (Q)	CAD	50,000	53,165
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015		$470,000	480,897
Santander International Debt
3.500%, 03/10/2015	EUR	150,000	195,286
Sberbank of Russia
5.125%, 10/29/2022 (S)		$200,000	201,720
SEB AB
3.750%, 05/19/2016	EUR	100,000	141,645
Simon Property Group LP
4.200%, 02/01/2015		$250,000	265,680
Skandinaviska Enskilda Banken AB
6.625%, 07/09/2014	GBP	50,000	86,653

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
SLM Corp.
4.625%, 09/25/2017		$855,000	$870,446
4.750%, 03/17/2014	EUR	100,000	132,161
5.050%, 11/14/2014		$75,000	78,572
6.000%, 01/25/2017		1,085,000	1,171,800
6.250%, 01/25/2016		85,000	92,225
8.450%, 06/15/2018		915,000	1,063,688
Societe Generale SA
2.500%, 01/15/2014 (S)		205,000	206,476
5.400%, 01/30/2018	GBP	25,000	41,684
Springleaf Finance Corp.
6.900%, 12/15/2017		$425,000	377,188
Standard Chartered Bank
5.875%, 09/26/2017	EUR	50,000	75,493
Sumitomo Mitsui Banking Corp.
1.900%, 01/12/2015 (S)		$420,000	429,613
Sun Hung Kai Properties Capital
Market, Ltd.
4.500%, 02/14/2022		200,000	214,204
Sun Life Financial Global Funding LP
0.588%, 10/06/2013 (P) (S)		250,000	249,372
SunTrust Banks, Inc.
3.600%, 04/15/2016		305,000	326,410
Svenska Handelsbanken AB
5.500%, 05/26/2016	GBP	50,000	90,678
Synovus Financial Corp.
5.125%, 06/15/2017		$500,000	485,000
7.875%, 02/15/2019		150,000	165,000
The Goldman Sachs Group, Inc.
1.312%, 02/07/2014 (P)		125,000	125,308
1.600%, 11/23/2015		415,000	415,911
3.625%, 02/07/2016		485,000	513,890
3.700%, 08/01/2015		160,000	168,896
4.500%, 01/30/2017	EUR	150,000	212,492
5.250%, 12/15/2015	GBP	10,000	17,418
5.750%, 01/24/2022		$325,000	385,488
6.125%, 02/14/2017	GBP	20,000	36,299
6.150%, 04/01/2018		$210,000	245,253
6.250%, 02/01/2041		255,000	309,312
6.375%, 05/02/2018	EUR	35,000	54,368
6.750%, 10/01/2037		$190,000	211,047
7.500%, 02/15/2019		140,000	175,670
The Royal Bank of Scotland PLC
5.375%, 09/30/2019	EUR	150,000	227,733
5.750%, 05/21/2014		50,000	69,406
The Toronto-Dominion Bank
0.494%, 07/26/2013 (P)		$135,000	135,179
0.640%, 07/14/2014 (P)		135,000	135,497
The Toronto-Dominion Bank (5.69% to
06/03/2013 then 3 month
CDOR + 1.000%)
06/03/2013 (Q)	CAD	65,000	66,745
TransCapitalInvest, Ltd.
8.700%, 08/07/2018		$290,000	375,025
Turkiye Garanti Bankasi AS
6.250%, 04/20/2021 (S)		400,000	468,000
Turkiye Halk Bankasi A/S
4.875%, 07/19/2017 (S)		310,000	333,250
U.S. Bancorp
2.200%, 11/15/2016		335,000	351,114
3.442%, 02/01/2016		185,000	195,748
UBS AG
1.313%, 01/28/2014 (P)		250,000	251,172
UBS AG/London
6.000%, 04/18/2018	EUR	50,000	79,972

181

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
UBS AG/London (continued)
6.375%, 07/20/2016	GBP	25,000	$46,456
UniCredit SpA
4.250%, 07/29/2016	EUR	232,000	324,909
4.375%, 09/11/2015		100,000	135,790
Union Bank NA
2.125%, 06/16/2017		$255,000	262,884
UnionBanCal Corp.
3.500%, 06/18/2022		60,000	63,669
Unum Group
5.625%, 09/15/2020		115,000	131,794
5.750%, 08/15/2042		200,000	214,806
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)		105,000	117,651
US Bancorp
2.950%, 07/15/2022		150,000	153,436
USI Holdings Corp.
9.750%, 05/15/2015 (S)		225,000	231,750
VEB Finance, Ltd.
6.902%, 07/09/2020 (S)		105,000	123,746
Ventas Realty LP
3.125%, 11/30/2015		315,000	332,981
3.250%, 08/15/2022		285,000	282,796
4.000%, 04/30/2019		295,000	317,320
Verisure Holding AB
8.750%, 09/01/2018 (S)	EUR	500,000	692,543
VTB Bank OJSC
6.551%, 10/13/2020		$300,000	322,500
6.950%, 10/17/2022 (S)		200,000	210,664
Wachovia Bank NA
4.875%, 02/01/2015		55,000	59,565
Wavedivision Escrow LLC
8.125%, 09/01/2020 (S)		125,000	128,125
WEA Finance LLC
3.375%, 10/03/2022 (S)		325,000	330,689
5.750%, 09/02/2015 (S)		185,000	205,699
Wells Fargo & Company
1.250%, 02/13/2015		235,000	237,392
2.100%, 05/08/2017		265,000	274,806
2.625%, 08/16/2022	EUR	100,000	133,500
3.500%, 03/08/2022		$470,000	505,958
Wells Fargo Canada Corp.
2.774%, 02/09/2017	CAD	70,000	71,905
Westpac Banking Corp.
1.125%, 09/25/2015		$295,000	297,457
5.000%, 10/21/2019	GBP	50,000	93,125
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)		$175,000	185,468

			99,915,909
Health Care - 1.7%
AbbVie, Inc.
1.200%, 11/06/2015 (S)		380,000	381,699
2.900%, 11/06/2022 (S)		245,000	249,965
Aetna, Inc.
1.500%, 11/15/2017		50,000	50,427
2.750%, 11/15/2022		235,000	235,877
Agilent Technologies, Inc.
3.200%, 10/01/2022		100,000	101,102
6.500%, 11/01/2017		210,000	255,499
Aristotle Holding, Inc.
2.750%, 11/21/2014 (S)		220,000	227,240
Boston Scientific Corp.
4.500%, 01/15/2015		410,000	437,016

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Capella Healthcare, Inc.
9.250%, 07/01/2017		$625,000	$667,188
Capsugel Financeco SCA
9.875%, 08/01/2019 (S)	EUR	600,000	881,773
Cardinal Health, Inc.
1.900%, 06/15/2017		$110,000	112,463
4.625%, 12/15/2020		150,000	171,692
5.500%, 06/15/2013		280,000	286,841
Catholic Health Initiatives
1.600%, 11/01/2017		25,000	25,355
2.950%, 11/01/2022		140,000	143,144
Celgene Corp.
1.900%, 08/15/2017		45,000	46,043
Centene Corp.
5.750%, 06/01/2017		325,000	345,313
Community Health Systems, Inc.
5.125%, 08/15/2018		350,000	368,375
7.125%, 07/15/2020		450,000	475,875
8.000%, 11/15/2019		595,000	647,806
Crown Newco 3 PLC
7.000%, 02/15/2018 (S)	GBP	200,000	336,452
DaVita, Inc.
6.375%, 11/01/2018		$300,000	321,000
Elan Finance PLC
6.250%, 10/15/2019 (S)		200,000	207,000
Express Scripts Holding Company
3.125%, 05/15/2016		360,000	380,834
3.900%, 02/15/2022 (S)		255,000	274,674
Express Scripts, Inc.
6.250%, 06/15/2014		155,000	167,554
Fresenius Medical
Care US Finance II, Inc.
5.625%, 07/31/2019 (S)		525,000	560,438
5.875%, 01/31/2022 (S)		300,000	321,750
Gilead Sciences, Inc.
2.400%, 12/01/2014		150,000	154,877
Health Management Associates, Inc.
7.375%, 01/15/2020		100,000	108,000
Hologic, Inc.
6.250%, 08/01/2020 (S)		250,000	265,625
IASIS Healthcare LLC
8.375%, 05/15/2019		575,000	543,375
inVentiv Health, Inc.
10.000%, 08/15/2018 (S)		325,000	282,750
10.250%, 08/15/2018 (S)		300,000	261,000
Kaiser Foundation Hospitals
3.500%, 04/01/2022		200,000	211,142
Kindred Healthcare, Inc.
8.250%, 06/01/2019		350,000	339,500
Kinetic Concepts, Inc.
10.500%, 11/01/2018 (S)		175,000	182,000
Life Technologies Corp.
3.375%, 03/01/2013		315,000	316,411
3.500%, 01/15/2016		180,000	189,451
4.400%, 03/01/2015		390,000	415,479
LifePoint Hospitals, Inc.
6.625%, 10/01/2020		150,000	160,875
Mckesson Corp.
0.950%, 12/04/2015		70,000	70,131
MedAssets, Inc.
8.000%, 11/15/2018		300,000	325,500
Merck Financial Services GmbH
3.375%, 03/24/2015	EUR	100,000	137,533
MultiPlan, Inc.
9.875%, 09/01/2018 (S)		$500,000	553,750

182

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Mylan, Inc.
7.625%, 07/15/2017 (S)		$200,000	$224,750
Ontex IV SA
7.500%, 04/15/2018 (S)	EUR	100,000	136,558
Rottapharm Ltd.
6.125%, 11/15/2019 (S)		100,000	132,331
Sky Growth Acquisition Corp.
7.375%, 10/15/2020 (S)		$150,000	147,938
Takeda Pharmaceutical Company, Ltd.
1.031%, 03/17/2015 (S)		265,000	266,154
Tenet Healthcare Corp.
6.250%, 11/01/2018		625,000	687,500
8.875%, 07/01/2019		25,000	28,000
Truven Health Analytics, Inc.
10.625%, 06/01/2020 (S)		175,000	187,250
UnitedHealth Group, Inc.
0.850%, 10/15/2015		80,000	80,330
3.875%, 10/15/2020		40,000	44,763
4.625%, 11/15/2041		290,000	315,730
4.700%, 02/15/2021		200,000	233,607
Universal Health Services, Inc.
7.000%, 10/01/2018		100,000	108,000
Valeant Pharmaceuticals International
6.375%, 10/15/2020 (S)		100,000	106,250
Vanguard Health Holding
Company II LLC
7.750%, 02/01/2019		325,000	334,750
Vanguard Health Systems, Inc.
Zero Coupon 02/01/2016 (Z)		17,000	12,070
VPI Escrow Corp.
6.375%, 10/15/2020 (S)		350,000	371,875
Watson Pharmaceuticals, Inc.
1.875%, 10/01/2017		75,000	76,380
3.250%, 10/01/2022		330,000	339,147
4.625%, 10/01/2042		130,000	136,907
5.000%, 08/15/2014		260,000	277,791
WellPoint, Inc.
1.250%, 09/10/2015		115,000	116,020
3.300%, 01/15/2023		355,000	364,919
6.000%, 02/15/2014		110,000	116,867

			18,043,681
Industrials - 3.2%
Adecco International Financial
Services BV
4.750%, 04/13/2018	EUR	100,000	143,870
AerCap Aviation Solutions BV
6.375%, 05/30/2017		$350,000	365,750
Aguila 3 SA
7.875%, 01/31/2018 (S)		875,000	927,500
Air Jamaica, Ltd.
9.375%, 07/08/2015		49,286	50,518
Air Lease Corp.
4.500%, 01/15/2016 (S)		225,000	226,688
5.625%, 04/01/2017		575,000	600,875
Aircastle, Ltd.
6.250%, 12/01/2019 (S)		400,000	408,000
6.750%, 04/15/2017		650,000	687,375
7.625%, 04/15/2020		25,000	27,188
Alpek SA de CV
4.500%, 11/20/2022 (S)		200,000	205,700
Amsted Industries, Inc.
8.125%, 03/15/2018 (S)		200,000	213,000
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)		175,000	186,375

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Associated Materials LLC
9.125%, 11/01/2017		$500,000	$501,250
Atlantia SpA
4.500%, 02/08/2019	EUR	100,000	139,509
Autoroutes du Sud de la France
7.375%, 03/20/2019		100,000	170,647
Avis Budget Car Rental LLC
9.625%, 03/15/2018		$75,000	83,438
BAA Funding, Ltd.
2.500%, 06/25/2015 (S)		245,000	253,468
4.600%, 02/15/2018	EUR	100,000	147,176
5.225%, 02/15/2023	GBP	50,000	92,568
Burlington Northern Santa Fe LLC
5.050%, 03/01/2041		$100,000	115,725
5.400%, 06/01/2041		300,000	363,807
Canadian Pacific Railway Company
7.250%, 05/15/2019		80,000	100,341
Case New Holland, Inc.
7.875%, 12/01/2017		450,000	529,875
Caterpillar Financial Services Ltd.
2.630%, 06/01/2017	CAD	15,000	15,394
Clean Harbors, Inc.
5.125%, 06/01/2021 (S)		$175,000	178,938
5.250%, 08/01/2020		175,000	179,813
Coleman Cable, Inc.
9.000%, 02/15/2018		325,000	346,531
Columbus McKinnon Corp.
7.875%, 02/01/2019		150,000	160,500
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016		162,913	188,572
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019		219,145	253,112
Continental Airlines 2009-2 Class B Pass
Through Trust
9.250%, 05/10/2017		72,511	79,218
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021		128,836	140,110
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024		380,000	397,100
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		99,357	111,330
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019		61,597	70,528
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019		104,320	113,709
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019		73,546	80,533
DP World Sukuk, Ltd.
6.250%, 07/02/2017		570,000	640,680
Ducommun, Inc.
9.750%, 07/15/2018		300,000	318,750
Dycom Investments, Inc.
7.125%, 01/15/2021		375,000	395,625
Embraer SA
5.150%, 06/15/2022		120,000	130,200
ERAC USA Finance LLC
1.400%, 04/15/2016 (S)		75,000	75,581

183

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
ERAC USA Finance LLC (continued)
2.250%, 01/10/2014 (S)		$110,000	$111,206
2.750%, 07/01/2013 to 03/15/2017 (S)		175,000	181,198
3.300%, 10/15/2022 (S)		155,000	155,437
4.500%, 08/16/2021 (S)		60,000	66,041
5.250%, 10/01/2020 (S)		350,000	402,790
Experian Finance PLC
4.750%, 02/04/2020	EUR	50,000	76,666
Fiat Industrial Finance Europe SA
6.250%, 03/09/2018		525,000	743,353
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017		$4,906	4,869
Florida East Coast Railway Corp.
8.125%, 02/01/2017		450,000	476,438
FTI Consulting, Inc.
6.000%, 11/15/2022 (S)		275,000	281,188
G4S PLC
7.750%, 05/13/2019	GBP	50,000	98,461
Garda World Security Corp.
9.750%, 03/15/2017 (S)		$75,000	78,938
Gategroup Finance Luxembourg SA
6.750%, 03/01/2019 (S)	EUR	200,000	271,815
GATX Corp.
3.500%, 07/15/2016		$440,000	460,401
4.850%, 06/01/2021		410,000	434,390
General Cable Corp.
5.750%, 10/01/2022 (S)		200,000	204,000
General Electric Company
0.850%, 10/09/2015		270,000	270,107
4.125%, 10/09/2042		235,000	244,521
Greater Toronto Airports Authority
6.470%, 02/02/2034 (S)	CAD	25,000	34,710
H&E Equipment Services, Inc.
7.000%, 09/01/2022 (S)		$200,000	211,000
HD Supply, Inc.
8.125%, 04/15/2019 (S)		550,000	620,125
11.000%, 04/15/2020 (S)		325,000	375,375
11.500%, 07/15/2020 (S)		200,000	218,500
Heathrow Funding, Ltd.
4.875%, 07/15/2021 (S)		585,000	643,606
HSTFS, Inc.
6.250%, 10/15/2022 (S)		225,000	233,156
Iron Mountain, Inc.
5.750%, 08/15/2024		225,000	224,438
Isabelle Acquisition Sub, Inc.
10.000%, 11/15/2018 (S)		175,000	188,781
Kansas City Southern de
Mexico SA de CV
6.125%, 06/15/2021		275,000	309,375
6.625%, 12/15/2020		150,000	169,500
8.000%, 02/01/2018		350,000	385,000
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		525,000	572,250
L-3 Communications Corp.
4.750%, 07/15/2020		550,000	614,411
4.950%, 02/15/2021		45,000	50,996
Legrand SA
4.250%, 02/24/2017	EUR	50,000	72,712
MAN SE
7.250%, 05/20/2016		25,000	39,176
Manpower, Inc.
4.750%, 06/14/2013		50,000	65,538
Masco Corp.
5.850%, 03/15/2017		$325,000	355,647
6.125%, 10/03/2016		225,000	249,909

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Maxim Crane Works LP
12.250%, 04/15/2015 (S)		$200,000	$207,500
Mead Products LLC
6.750%, 04/30/2020 (S)		275,000	285,313
MPL 2 Acquisition Canco, Inc.
9.875%, 08/15/2018 (S)		225,000	209,813
National Express Group PLC
6.250%, 01/13/2017	GBP	50,000	88,676
Navistar International Corp.
8.250%, 11/01/2021		$250,000	238,750
Nord Anglia Education UK Holdings PLC
10.250%, 04/01/2017 (S)		400,000	438,000
Norfolk Southern Corp.
5.750%, 01/15/2016		370,000	423,601
Nortek, Inc.
8.500%, 04/15/2021		375,000	407,813
10.000%, 12/01/2018		375,000	417,188
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		97,000	108,883
Odebrecht Finance, Ltd.
5.125%, 06/26/2022 (S)		235,000	252,625
7.125%, 06/26/2042 (S)		200,000	231,500
Owens Corning
4.200%, 12/15/2022		120,000	121,567
Plastipak Holdings, Inc.
10.625%, 08/15/2019 (S)		175,000	199,500
Rentokil Initial PLC
5.750%, 03/31/2016	GBP	50,000	86,589
Republic Services, Inc.
3.550%, 06/01/2022		$185,000	194,975
5.700%, 05/15/2041		600,000	723,191
RKI Finance 2010 Ltd.
9.500%, 09/21/2015		100,000	105,254
Rolls-Royce PLC
7.375%, 06/14/2016	GBP	25,000	48,137
Roper Industries, Inc.
1.850%, 11/15/2017		$145,000	145,492
6.250%, 09/01/2019		295,000	355,765
6.625%, 08/15/2013		150,000	156,069
Schaeffler Finance BV
7.750%, 02/15/2017 (S)		200,000	219,000
8.500%, 02/15/2019 (S)		600,000	667,500
8.750%, 02/15/2019 (S)	EUR	100,000	146,966
Securitas AB
6.500%, 04/02/2013		50,000	66,216
Sequa Corp.
11.750%, 12/01/2015 (S)		$325,000	336,375
13.500%, 12/01/2015 (S)		125,000	130,000
Sigma Alimentos SA de CV
5.625%, 04/14/2018 (S)		300,000	339,750
Smiths Group PLC
3.625%, 10/12/2022 (S)		45,000	45,742
Southwest Airlines Company
5.125%, 03/01/2017		305,000	340,148
5.250%, 10/01/2014		190,000	202,756
Spirit Aerosystems, Inc.
7.500%, 10/01/2017		125,000	133,750
SPX Corp.
6.875%, 09/01/2017		175,000	196,000
Techem GMBH
6.125%, 10/01/2019 (S)	EUR	200,000	275,066
Terex Corp.
6.000%, 05/15/2021		$600,000	622,500
The Manitowoc Company, Inc.
5.875%, 10/15/2022		275,000	275,000

184

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
The Manitowoc Company, Inc. (continued)
8.500%, 11/01/2020		$175,000	$196,000
TransDigm, Inc.
7.750%, 12/15/2018		475,000	524,875
TransUnion Holding Company, Inc., PIK
8.125%, 06/15/2018 (S)		175,000	176,750
Union Pacific Corp.
4.750%, 09/15/2041		405,000	463,331
United Air Lines, Inc.
12.000%, 11/01/2013 (S)		100,000	101,375
United Rentals North America, Inc.
6.125%, 06/15/2023		200,000	205,500
United Technologies Corp.
4.500%, 06/01/2042		150,000	170,144
UR Merger Sub Corp.
5.750%, 07/15/2018 (S)		250,000	269,375
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023		94,832	101,945
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025		215,000	219,569
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021		40,000	41,100
USG Corp.
8.375%, 10/15/2018 (S)		50,000	55,000
9.750%, 01/15/2018		650,000	724,750
Valmont Industries, Inc.
6.625%, 04/20/2020		320,000	380,232
Verisk Analytics, Inc.
5.800%, 05/01/2021		260,000	294,189
Vinci SA
3.375%, 03/30/2020	EUR	100,000	139,177
Waste Management, Inc.
2.600%, 09/01/2016		$110,000	115,787
2.900%, 09/15/2022		305,000	305,868

			34,540,828
Information Technology - 1.5%
Advanced Micro Devices, Inc.
7.500%, 08/15/2022 (S)		425,000	355,938
Affiliated Computer Services, Inc.
5.200%, 06/01/2015		130,000	140,136
Agilent Technologies, Inc.
2.500%, 07/15/2013		225,000	227,257
5.000%, 07/15/2020		145,000	167,630
Alliance Data Systems Corp.
5.250%, 12/01/2017 (S)		325,000	328,250
6.375%, 04/01/2020 (S)		425,000	448,375
Altera Corp.
1.750%, 05/15/2017		145,000	149,985
Anixter, Inc.
10.000%, 03/15/2014		300,000	326,625
Avnet, Inc.
4.875%, 12/01/2022		230,000	231,970
Broadcom Corp.
1.500%, 11/01/2013		75,000	75,686
2.375%, 11/01/2015		140,000	146,221
CDW LLC
8.500%, 04/01/2019		525,000	565,688
12.535%, 10/12/2017		1,000,000	1,070,000
CommScope, Inc.
8.250%, 01/15/2019 (S)		925,000	1,005,938

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Corelogic, Inc.
7.250%, 06/01/2021		$525,000	$570,938
Earthlink, Inc.
8.875%, 05/15/2019		200,000	209,000
Epicor Software Corp.
8.625%, 05/01/2019		325,000	338,813
Equinix, Inc.
7.000%, 07/15/2021		550,000	605,000
Fidelity National Information
Services, Inc.
7.875%, 07/15/2020		200,000	225,000
First Data Corp.
6.750%, 11/01/2020 (S)		450,000	453,375
7.375%, 06/15/2019 (S)		975,000	1,001,813
8.875%, 08/15/2020 (S)		75,000	82,125
12.625%, 01/15/2021		1,500,000	1,578,750
Fiserv, Inc.
3.125%, 06/15/2016		440,000	462,028
3.500%, 10/01/2022		305,000	309,817
Hewlett-Packard Company
2.350%, 03/15/2015		140,000	138,543
2.600%, 09/15/2017		65,000	61,871
2.625%, 12/09/2014		150,000	149,635
3.000%, 09/15/2016		465,000	457,666
Hughes Satellite Systems Corp.
6.500%, 06/15/2019		475,000	510,625
iGATE Corp.
9.000%, 05/01/2016		975,000	1,060,313
Infor US, Inc.
9.375%, 04/01/2019		450,000	501,750
Lender Processing Services, Inc.
5.750%, 04/15/2023		200,000	208,750
MEMC Electronic Materials, Inc.
7.750%, 04/01/2019		575,000	468,625
Microsoft Corp.
0.875%, 11/15/2017		45,000	44,862
Nuance Communications, Inc.
5.375%, 08/15/2020 (S)		325,000	334,750
Oracle Corp.
2.500%, 10/15/2022		230,000	232,694
Sensata Technologies BV
6.500%, 05/15/2019 (S)		450,000	474,750
Sungard Data Systems, Inc.
6.625%, 11/01/2019 (S)		325,000	331,500
Xerox Corp.
1.130%, 05/16/2014 (P)		105,000	104,794
2.950%, 03/15/2017		125,000	127,941
5.650%, 05/15/2013		170,000	173,762
6.350%, 05/15/2018		350,000	407,758

			16,866,947
Materials - 3.1%
AEP Industries, Inc.
8.250%, 04/15/2019		250,000	266,250
Ainsworth Lumber Company Ltd.
7.500%, 12/15/2017 (S)		125,000	128,750
AK Steel Corp.
7.625%, 05/15/2020		475,000	395,438
Algeco Scotsman Global Finance PLC
8.500%, 10/15/2018 (S)		575,000	593,688
ALROSA Finance SA
7.750%, 11/03/2020 (S)		325,000	369,688
Anglo American Capital PLC
2.150%, 09/27/2013 (S)		210,000	211,502
2.750%, 06/07/2019	EUR	100,000	132,481

185

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
ArcelorMittal
5.375%, 06/01/2013		$210,000	$213,222
6.000%, 03/01/2021		325,000	324,213
6.125%, 06/01/2018		525,000	523,957
6.750%, 02/25/2022		175,000	182,085
10.350%, 06/01/2019		300,000	354,852
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)		200,000	208,000
Ardagh Packaging Finance PLC
7.375%, 10/15/2017	EUR	100,000	138,899
9.250%, 10/15/2020 (S)		375,000	520,627
Ashland, Inc.
4.750%, 08/15/2022 (S)		$325,000	333,938
Ball Corp.
7.375%, 09/01/2019		250,000	278,125
Barrick Gold Finance Company LLC
6.125%, 09/15/2013		225,000	234,617
Barrick North America Finance LLC
5.700%, 05/30/2041		115,000	133,473
Boise Paper Holdings LLC
8.000%, 04/01/2020		150,000	163,125
9.000%, 11/01/2017		200,000	218,000
Building Materials Corp. of America
6.750%, 05/01/2021 (S)		325,000	355,875
Carpenter Technology Corp.
5.200%, 07/15/2021		195,000	205,313
Cascades, Inc.
7.750%, 12/15/2017		350,000	366,625
7.875%, 01/15/2020		700,000	738,500
Celanese US Holdings LLC
4.625%, 11/15/2022		625,000	645,313
Celulosa Arauco y Constitucion SA
5.000%, 01/21/2021		160,000	172,313
Cemex Espana Luxembourg
9.250%, 05/12/2020 (S)		400,000	425,000
9.875%, 04/30/2019		150,000	163,320
Cemex Finance LLC
9.375%, 10/12/2022 (S)		200,000	215,500
9.500%, 12/14/2016		100,000	107,500
9.500%, 12/14/2016 (S)		535,000	575,125
Cemex SAB de CV
5.362%, 09/30/2015 (P) (S)		230,000	227,700
9.000%, 01/11/2018 (S)		400,000	423,000
China Shanshui Cement Group, Ltd.
8.500%, 05/25/2016		400,000	424,000
10.500%, 04/27/2017 (S)		200,000	225,000
Ciech Group Financing AB
9.500%, 11/30/2019 (S)	EUR	100,000	135,420
Clarendon Alumina Production, Ltd.
8.500%, 11/16/2021		$85,714	83,571
Clearwater Paper Corp.
7.125%, 11/01/2018		150,000	162,750
Corp. Nacional del Cobre de Chile
3.000%, 07/17/2022		800,000	808,939
3.750%, 11/04/2020 (S)		315,000	339,446
6.150%, 10/24/2036		200,000	257,475
7.500%, 01/15/2019 (S)		130,000	167,506
CRH America, Inc.
5.300%, 10/15/2013		140,000	145,064
CRH Finance, Ltd.
7.375%, 05/28/2014	EUR	50,000	71,057
Domtar Corp.
9.500%, 08/01/2016		$50,000	59,906
Eastman Chemical Company
2.400%, 06/01/2017		140,000	144,906

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Exopack Holding Corp.
10.000%, 06/01/2018		$250,000	$227,500
Ferrexpo Finance PLC
7.875%, 04/07/2016		200,000	193,000
FMG Resources August 2006 Pty, Ltd.
7.000%, 11/01/2015 (S)		225,000	229,500
Graphic Packaging International, Inc.
7.875%, 10/01/2018		300,000	331,500
9.500%, 06/15/2017		150,000	162,938
Hexion US Finance Corp.
9.000%, 11/15/2020		150,000	133,125
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/2019 (S)		495,000	554,906
Huntsman International LLC
8.625%, 03/15/2020 to 03/15/2021		325,000	366,813
Ineos Finance PLC
8.375%, 02/15/2019 (S)		350,000	373,188
9.000%, 05/15/2015 (S)		200,000	213,240
International Paper Company
4.750%, 02/15/2022		835,000	946,362
JMC Steel Group
8.250%, 03/15/2018 (S)		475,000	489,250
Koppers, Inc.
7.875%, 12/01/2019		200,000	219,750
Lafarge SA
6.750%, 12/16/2019	EUR	450,000	641,748
Linde Finance BV
6.500%, 01/29/2016	GBP	22,000	40,801
LyondellBasell Industries NV
5.000%, 04/15/2019		$350,000	388,938
Mercer International, Inc.
9.500%, 12/01/2017		475,000	503,500
Metalloinvest Finance, Ltd.
6.500%, 07/21/2016 (S)		300,000	309,375
Mexichem SAB de CV
4.875%, 09/19/2022 (S)		200,000	211,500
Momentive Performance Materials, Inc.
9.000%, 01/15/2021		300,000	210,750
Mongolian Mining Corp.
8.875%, 03/29/2017 (S)		200,000	206,500
MPM Escrow LLC
8.875%, 10/15/2020 (S)		175,000	173,688
New World Resources NV
7.875%, 05/01/2018	EUR	50,000	66,491
7.875%, 05/01/2018 (S)		50,000	66,491
Newcrest Finance Pty, Ltd.
4.200%, 10/01/2022 (S)		$135,000	139,655
4.450%, 11/15/2021 (S)		500,000	526,534
Novelis, Inc.
8.750%, 12/15/2020		475,000	532,000
Old AII, Inc.
7.875%, 11/01/2020 (S)		275,000	271,563
PolyOne Corp.
7.375%, 09/15/2020		200,000	217,000
PTT Global Chemical PCL
4.250%, 09/19/2022 (S)		200,000	206,249
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
06/29/2067 (Q)	EUR	475,000	636,041
Rhodia SA
7.000%, 05/15/2018		50,000	72,587
Rio Tinto Finance USA, Ltd.
8.950%, 05/01/2014		$350,000	390,101
Rock-Tenn Company
3.500%, 03/01/2020 (S)		185,000	191,511

186

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Rock-Tenn Company (continued)
4.000%, 03/01/2023 (S)		$240,000	$243,638
4.450%, 03/01/2019 (S)		100,000	108,748
4.900%, 03/01/2022 (S)		220,000	240,200
Rockwood Specialties Group, Inc.
4.625%, 10/15/2020		150,000	153,375
Ryerson, Inc.
9.000%, 10/15/2017 (S)		775,000	767,250
11.250%, 10/15/2018 (S)		1,650,000	1,567,500
Sappi Papier Holding GmbH
6.625%, 04/15/2018	EUR	100,000	135,257
Sappi Papier Holding GmbH
7.750%, 07/15/2017 (S)		$475,000	508,250
8.375%, 06/15/2019 (S)		200,000	212,000
Severstal Columbus LLC
10.250%, 02/15/2018		450,000	469,125
Severstal OAO
5.900%, 10/17/2022 (S)		200,000	197,000
6.250%, 07/26/2016		200,000	210,510
6.700%, 10/25/2017 (S)		175,000	186,725
6.700%, 10/25/2017		100,000	106,700
Southern Copper Corp.
5.375%, 04/16/2020		50,000	57,628
7.500%, 07/27/2035		100,000	125,497
Steel Dynamics, Inc.
6.125%, 08/15/2019 (S)		225,000	235,125
Styrolution GmbH
7.625%, 05/15/2016 (S)	EUR	350,000	455,193
Summit Materials LLC
10.500%, 01/31/2020 (S)		$375,000	397,500
Teck Resources, Ltd.
2.500%, 02/01/2018		165,000	167,333
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)		275,000	297,000
Texas Industries, Inc.
9.250%, 08/15/2020		300,000	321,000
The Dow Chemical Company
2.500%, 02/15/2016		265,000	275,864
4.250%, 11/15/2020		35,000	38,681
8.550%, 05/15/2019		400,000	541,049
Votorantim Cimentos SA
5.250%, 04/28/2017 (S)	EUR	50,000	70,392
7.250%, 04/05/2041 (S)		$840,000	921,900
Vulcan Materials Company
7.500%, 06/15/2021		425,000	480,250

			33,505,839
Telecommunication Services - 3.4%
America Movil SAB de CV
2.375%, 09/08/2016		200,000	208,925
3.625%, 03/30/2015		150,000	159,739
4.125%, 10/25/2019	EUR	100,000	147,873
5.625%, 11/15/2017		$620,000	749,726
8.460%, 12/18/2036	MXN	1,000,000	82,291
American Tower Corp.
4.625%, 04/01/2015		$380,000	407,049
4.700%, 03/15/2022		595,000	656,775
7.250%, 05/15/2019		280,000	344,349
Ameritech Capital Funding, Inc.
6.550%, 01/15/2028		130,000	152,948
AT&T, Inc.
1.700%, 06/01/2017		240,000	244,616
5.550%, 08/15/2041		440,000	526,530
5.875%, 04/28/2017	GBP	50,000	93,431

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Bell Canada
5.000%, 02/15/2017 (S)	CAD	30,000	$33,418
British Telecommunications PLC
5.150%, 01/15/2013		$250,000	251,276
6.500%, 07/07/2015	EUR	50,000	74,081
8.625%, 03/26/2020	GBP	40,000	87,324
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)		$525,000	557,813
Cincinnati Bell, Inc.
7.000%, 02/15/2015		450,000	455,625
Clearwire Communications LLC
12.000%, 12/01/2017 (S)		250,000	275,000
Colombia Telecomunicaciones SA ESP
5.375%, 09/27/2022 (S)		200,000	202,000
Cricket Communications, Inc.
7.750%, 10/15/2020		575,000	596,563
Crown Castle International Corp.
5.250%, 01/15/2023 (S)		425,000	444,125
Crown Castle Towers LLC
4.523%, 01/15/2015 (S)		333,000	351,954
6.113%, 01/15/2020 (S)		240,000	291,801
Deutsche Telekom
International Finance BV
4.250%, 03/16/2020	EUR	50,000	74,848
6.000%, 01/20/2017		30,000	46,247
7.375%, 12/04/2019	GBP	10,000	20,766
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)		$400,000	425,000
10.500%, 04/15/2018 (S)		800,000	880,000
Digicel, Ltd.
8.250%, 09/01/2017 (S)		375,000	402,188
8.250%, 09/01/2017		200,000	214,500
Discovery Communications LLC
3.700%, 06/01/2015		325,000	347,148
Eileme 2 AB
11.625%, 01/31/2020 (S)		650,000	744,250
Eutelsat SA
4.125%, 03/27/2017	EUR	100,000	144,409
France Telecom SA
8.000%, 12/20/2017	GBP	15,000	30,284
GCI, Inc.
6.750%, 06/01/2021		$275,000	273,625
Goodman Networks, Inc.
12.375%, 07/01/2018 (S)		300,000	329,250
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)		275,000	292,155
7.628%, 06/15/2016 (S)		375,000	389,089
Intelsat Jackson Holdings SA
7.250%, 10/15/2020		375,000	400,313
7.250%, 10/15/2020 (S)		75,000	79,875
Intelsat Luxembourg SA
11.250%, 02/04/2017		1,000,000	1,060,000
ITC Deltacom, Inc.
10.500%, 04/01/2016		75,000	80,250
Koninklijke KPN NV
4.750%, 01/17/2017	EUR	80,000	115,791
Level 3 Communications, Inc.
8.875%, 06/01/2019 (S)		$150,000	157,500
11.875%, 02/01/2019		350,000	399,000
Level 3 Financing, Inc.
7.000%, 06/01/2020 (S)		200,000	203,500
8.625%, 07/15/2020		550,000	598,125
9.375%, 04/01/2019		475,000	530,813
Matterhorn Midco & Cy SCA
7.750%, 02/15/2020 (S)	EUR	225,000	293,355

187

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Matterhorn Mobile Holdings SA
8.250%, 02/15/2020	EUR	100,000	$140,525
NII Capital Corp.
7.625%, 04/01/2021		$820,000	565,800
8.875%, 12/15/2019		382,000	273,130
10.000%, 08/15/2016		65,000	55,250
Oi SA
9.750%, 09/15/2016 (S)	BRL	300,000	147,908
PAETEC Holding Corp.
8.875%, 06/30/2017		$325,000	350,188
9.875%, 12/01/2018		175,000	197,313
Qwest Corp.
7.500%, 10/01/2014		175,000	192,298
Rogers Communications, Inc.
5.380%, 11/04/2019	CAD	45,000	51,867
Sable International Finance, Ltd.
7.750%, 02/15/2017 (S)		$250,000	268,750
8.750%, 02/01/2020 (S)		200,000	229,000
Satmex Escrow SA de CV
9.500%, 05/15/2017		575,000	608,063
SBA Telecommunications, Inc.
8.250%, 08/15/2019		98,000	110,005
SBA Tower Trust
2.933%, 12/15/2017 (S)		540,000	564,029
4.254%, 04/15/2015 (S)		280,000	294,802
Sprint Capital Corp.
6.875%, 11/15/2028		1,300,000	1,339,000
8.750%, 03/15/2032		400,000	475,000
Sprint Nextel Corp.
6.000%, 11/15/2022		475,000	478,563
9.000%, 11/15/2018 (S)		1,845,000	2,273,963
9.125%, 03/01/2017		600,000	705,000
11.500%, 11/15/2021		325,000	436,313
Sunrise Communications International SA
7.000%, 12/31/2017 (S)	EUR	100,000	139,809
Syniverse Holdings, Inc.
9.125%, 01/15/2019		$500,000	533,750
Telecom Italia Capital SA
5.250%, 11/15/2013 to 10/01/2015		885,000	913,919
6.175%, 06/18/2014		375,000	393,750
Telecom Italia SpA
5.250%, 02/10/2022	EUR	50,000	67,476
8.250%, 03/21/2016		50,000	76,599
Telefonica Emisiones SAU
2.582%, 04/26/2013		$200,000	200,750
3.661%, 09/18/2017	EUR	150,000	199,889
3.992%, 02/16/2016		$415,000	421,018
4.693%, 11/11/2019	EUR	50,000	68,895
5.375%, 02/02/2018	GBP	50,000	83,482
5.462%, 02/16/2021		$125,000	126,875
5.855%, 02/04/2013		170,000	170,859
5.877%, 07/15/2019		70,000	73,500
6.221%, 07/03/2017		200,000	216,000
Telenet Finance V Luxembourg SCA
6.250%, 08/15/2022 (S)	EUR	275,000	375,713
Telstra Corp. Ltd.
6.125%, 08/06/2014	GBP	10,000	17,294
TELUS Corp.
4.950%, 03/15/2017	CAD	25,000	27,864
5.050%, 07/23/2020		25,000	28,816
TPSA Eurofinance France SA
6.000%, 05/22/2014	EUR	50,000	69,658
TVN Finance Corp II AB
10.750%, 11/15/2017		100,000	143,061

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
TW Telecom Holdings, Inc.
5.375%, 10/01/2022 (S)		$200,000	$207,000
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		450,000	492,750
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)		325,000	351,000
UPCB Finance, Ltd.
7.625%, 01/15/2020 (S)	EUR	150,000	213,128
7.625%, 01/15/2020		100,000	142,085
Vimpel Communications
7.748%, 02/02/2021		$800,000	887,200
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)		600,000	654,966
Vivendi SA
2.400%, 04/10/2015 (S)		145,000	146,989
3.450%, 01/12/2018 (S)		250,000	258,072
4.875%, 12/02/2019	EUR	100,000	150,270
Vodafone Group PLC
1.250%, 09/26/2017		$290,000	290,296
8.125%, 11/26/2018	GBP	50,000	106,383
West Corp.
7.875%, 01/15/2019		$300,000	303,750
8.625%, 10/01/2018		650,000	671,125
Wideopenwest Finance LLC
10.250%, 07/15/2019 (S)		350,000	367,500
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)		800,000	791,500
11.750%, 07/15/2017 (S)		300,000	306,750
11.750%, 07/15/2017	EUR	100,000	133,306
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (S)		$579,540	572,296

			37,079,623
Utilities - 2.5%
Allegheny Energy Supply Company LLC
6.750%, 10/15/2039 (S)		330,000	362,600
AmeriGas Finance LLC
6.750%, 05/20/2020		225,000	245,250
7.000%, 05/20/2022		375,000	408,750
Appalachian Power Company
6.375%, 04/01/2036		115,000	145,468
Black Hills Corp.
9.000%, 05/15/2014		115,000	127,277
Calpine Corp.
7.500%, 02/15/2021 (S)		608,000	671,840
Centrais Eletricas Brasileiras SA
5.750%, 10/27/2021 (S)		960,000	1,065,600
Centrais Eletricas do Para SA
10.500%, 06/03/2016 (H) (S)		200,000	32,000
Centrica PLC
5.125%, 12/10/2014	GBP	50,000	86,142
7.125%, 12/09/2013	EUR	50,000	69,310
CEZ AS
5.000%, 10/19/2021		50,000	78,967
5.750%, 05/26/2015		50,000	72,715
China Resources Gas Group Ltd.
4.500%, 04/05/2022 (S)		$200,000	218,104
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)		200,000	216,000
CMS Energy Corp.
5.050%, 03/15/2022		200,000	221,920
6.250%, 02/01/2020		105,000	123,743
8.750%, 06/15/2019		100,000	130,973

188

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Comision Federal de Electricidad
5.750%, 02/14/2042 (S)		$700,000	$796,250
Constellation Energy Group, Inc.
5.150%, 12/01/2020		80,000	92,655
Dominion Resources, Inc.
2.750%, 09/15/2022		180,000	182,844
DPL, Inc.
7.250%, 10/15/2021		450,000	474,750
DTE Energy Company
1.011%, 06/03/2013 (P)		185,000	185,430
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (S)		100,000	120,700
Duke Energy Carolinas LLC
4.000%, 09/30/2042		220,000	224,472
Duke Energy Corp.
1.625%, 08/15/2017		360,000	363,534
2.150%, 11/15/2016		190,000	197,396
E.CL SA
5.625%, 01/15/2021 (S)		100,000	112,439
E.ON International Finance BV
5.500%, 01/19/2016	EUR	80,000	118,668
6.000%, 10/30/2019	GBP	50,000	98,636
Eastern Power Networks PLC
5.750%, 03/08/2024		40,000	76,790
EDF SA
4.600%, 01/27/2020 (S)		$300,000	340,704
6.250%, 01/25/2021	EUR	50,000	84,060
6.875%, 12/12/2022	GBP	50,000	103,769
Electricite de France SA
2.750%, 03/10/2023	EUR	100,000	131,109
Enel Finance International NV
3.875%, 10/07/2014 (S)		$250,000	256,615
4.000%, 09/14/2016	EUR	50,000	68,311
5.125%, 10/07/2019 (S)		$220,000	228,954
Enel SpA
5.250%, 01/14/2015	EUR	55,000	75,996
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)		$200,000	232,039
Enogex LLC
6.250%, 03/15/2020 (S)		175,000	201,833
EQT Corp.
8.125%, 06/01/2019		475,000	593,214
Exelon Generation Company LLC
6.250%, 10/01/2039		335,000	388,013
Ferrellgas LP
6.500%, 05/01/2021		1,050,000	1,018,500
9.125%, 10/01/2017		100,000	107,500
FirstEnergy Solutions Corp.
4.800%, 02/15/2015		260,000	280,067
Florida Gas Transmission Company LLC
3.875%, 07/15/2022 (S)		265,000	280,117
4.000%, 07/15/2015 (S)		75,000	79,834
Foresight Energy LLC
9.625%, 08/15/2017 (S)		750,000	780,000
Gas Natural Capital Markets SA
4.125%, 01/26/2018	EUR	50,000	67,199
GDF Suez
1.625%, 10/10/2017 (S)		$275,000	276,368
2.625%, 07/20/2022	EUR	130,000	173,773
6.125%, 02/11/2021	GBP	50,000	99,031
GenOn Energy, Inc.
7.875%, 06/15/2017		$150,000	162,000
9.500%, 10/15/2018		1,200,000	1,389,000
Great Plains Energy, Inc.
2.750%, 08/15/2013		160,000	161,842

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Hrvatska Elektroprivreda
6.000%, 11/09/2017 (S)		$200,000	$210,061
Hydro One Inc.
5.360%, 05/20/2036	CAD	25,000	31,467
Iberdrola Finance Ireland, Ltd.
3.800%, 09/11/2014 (S)		$605,000	622,128
Iberdrola Finanzas SAU
4.625%, 04/07/2017	EUR	100,000	140,070
Ipalco Enterprises, Inc.
5.000%, 05/01/2018		$85,000	87,550
Israel Electric Corp., Ltd.
9.375%, 01/28/2020		250,000	292,968
Korea Hydro & Nuclear Power
Company, Ltd.
3.125%, 09/16/2015 (S)		495,000	518,477
LG&E and KU Energy LLC
2.125%, 11/15/2015		100,000	101,724
Majapahit Holding BV
7.750%, 01/20/2020		550,000	690,250
8.000%, 08/07/2019 (S)		100,000	125,750
Massachusetts Electric Company
5.900%, 11/15/2039 (S)		290,000	383,021
Mexico Generadora de Energia S de rl
5.500%, 12/06/2032 (S)		395,000	395,000
Mississippi Power Company
2.350%, 10/15/2016		80,000	84,024
Monongahela Power Company
5.700%, 03/15/2017 (S)		45,000	51,280
National Grid Gas PLC
6.000%, 06/07/2017	GBP	30,000	56,946
National Grid PLC
5.000%, 07/02/2018	EUR	62,000	95,425
6.500%, 04/22/2014		50,000	70,134
National Power Corp.
6.875%, 11/02/2016		$100,000	117,750
9.625%, 05/15/2028		135,000	214,650
Nevada Power Company
6.650%, 04/01/2036		210,000	287,797
6.750%, 07/01/2037		245,000	342,349
Nextera Energy Capital Holdings, Inc.
1.200%, 06/01/2015		70,000	70,388
NiSource Finance Corp.
5.250%, 02/15/2043		350,000	374,504
5.400%, 07/15/2014		205,000	219,275
5.950%, 06/15/2041		215,000	250,884
6.150%, 03/01/2013		43,000	43,528
6.250%, 12/15/2040		185,000	224,329
10.750%, 03/15/2016		115,000	144,406
Northeast Utilities
5.650%, 06/01/2013		370,000	379,124
Northumbrian Water Finance PLC
6.000%, 10/11/2017	GBP	15,000	28,302
NRG Energy, Inc.
6.625%, 03/15/2023 (S)		$350,000	362,250
NSTAR Electric Company
2.375%, 10/15/2022		235,000	236,213
Ohio Power Company
5.750%, 09/01/2013		260,000	269,700
Oncor Electric Delivery Company LLC
4.550%, 12/01/2041		275,000	274,822
ONEOK, Inc.
4.250%, 02/01/2022		320,000	350,035
Pennsylvania Electric Company
6.150%, 10/01/2038		240,000	293,610

189

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Piedmont Natural Gas Company, Inc.
6.000%, 12/19/2033		$15,000	$18,030
PPL Capital Funding, Inc.
3.500%, 12/01/2022		160,000	163,157
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)		425,000	449,177
Public Service Company of Oklahoma
5.150%, 12/01/2019		205,000	241,564
RusHydro Finance, Ltd.
7.875%, 10/28/2015	RUB	7,300,000	234,131
RWE Finance BV
6.375%, 06/03/2013	GBP	30,000	49,246
6.500%, 04/20/2021		20,000	40,256
6.625%, 01/31/2019	EUR	50,000	83,107
Scottish Power UK PLC
6.750%, 05/29/2023	GBP	10,000	20,022
8.375%, 02/20/2017		20,000	38,971
Sempra Energy
1.149%, 03/15/2014 (P)		$285,000	286,398
Severn Trent Utilities Finance PLC
5.250%, 03/11/2016	EUR	65,000	95,710
6.125%, 02/26/2024	GBP	20,000	40,003
Sierra Pacific Power Company
5.450%, 09/01/2013		$190,000	196,741
Snam SpA
5.000%, 01/18/2019	EUR	100,000	143,988
Southern California Gas Company
3.750%, 09/15/2042		$220,000	224,192
Southern Company
1.950%, 09/01/2016		115,000	119,050
Southwest Gas Corp.
3.875%, 04/01/2022		190,000	210,827
Talent Yield Investments Ltd.
4.500%, 04/25/2022 (S)		700,000	763,426
Tampa Electric Company
6.150%, 05/15/2037		100,000	138,109
TECO Finance, Inc.
5.150%, 03/15/2020		325,000	381,594
6.572%, 11/01/2017		37,000	44,947
Veolia Environnement SA
5.125%, 05/24/2022	EUR	40,000	61,695
5.250%, 06/03/2013		$155,000	157,842
5.375%, 05/28/2018	EUR	35,000	53,447
Westar Energy, Inc.
5.100%, 07/15/2020		$65,000	78,062

			27,674,954

TOTAL CORPORATE BONDS (Cost $391,369,139)			$416,942,839

CAPITAL PREFERRED SECURITIES - 0.1%
Consumer Staples - 0.0%
Land O’Lakes Capital Trust I
7.450%, 03/15/2028 (S)		450,000	439,875
Financials - 0.1%
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)		510,000	573,566

TOTAL CAPITAL PREFERRED SECURITIES (Cost $915,338)			$1,013,441

CONVERTIBLE BONDS - 0.0%
Semiconductors - 0.0%
Advanced Micro Devices, Inc.
6.000%, 05/01/2015		175,000	161,438

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Computer & Electronics Retail - 0.0%
RadioShack Corp. 2.500%, 08/01/2013 (S)	$225,000	$206,156

TOTAL CONVERTIBLE BONDS (Cost $390,161)		$367,594

MUNICIPAL BONDS - 1.1%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	200,000	279,306
Chicago Metropolitan Water Reclamation
District (Illinois)
5.720%, 12/01/2038	165,000	218,361
Chicago Transit Authority, Series A
(Illinois)
6.899%, 12/01/2040	245,000	300,245
City of Chicago (Illinois)
6.395%, 01/01/2040	150,000	198,528
City of Houston (Texas)
5.000%, 03/01/2023	165,000	210,438
City of New York (New York)
5.846%, 06/01/2040	205,000	273,158
5.000%, 04/01/2023	75,000	95,282
6.271%, 12/01/2037	115,000	156,517
City Public Service Board of San Antonio
(Texas)
5.250%, 02/01/2024	280,000	375,519
Commonwealth of Massachusetts
5.250%, 09/01/2024	200,000	272,622
5.000%, 06/01/2025	90,000	112,190
4.500%, 08/01/2031	190,000	217,850
Commonwealth of Pennsylvania
5.000%, 06/01/2024	220,000	280,999
5.000%, 01/01/2018	240,000	240,989
5.000%, 07/01/2021	230,000	296,988
County of Harris, TX
5.000%, 10/01/2024	135,000	174,238
Dallas Independent School District
4.000%, 08/15/2027	135,000	156,439
5.000%, 08/15/2029	150,000	189,677
District of Columbia
5.591%, 12/01/2034	40,000	50,618
5.250%, 12/01/2034	200,000	251,344
East Bay Municipal Utility District
(California)
5.874%, 06/01/2040	135,000	184,228
Guam Power Authority
7.500%, 10/01/2015	110,000	113,345
Kansas Development Finance Authority
5.501%, 05/01/2034	120,000	142,259
Los Angeles Department of Airports
(California)
7.053%, 05/15/2040	185,000	251,741
Maryland State Transportation Authority
5.888%, 07/01/2043	125,000	170,833
Massachusetts Bay Transportation
Authority
5.000%, 07/01/2020	155,000	198,234
Metropolitan Transportation Authority
(New York)
7.336%, 11/15/2039	55,000	81,265
New Jersey State Turnpike Authority
5.000%, 01/01/2029	175,000	212,221
New Jersey Transportation Trust Fund
Authority
5.250%, 12/15/2022	150,000	192,816
New York City Housing
Development Corp. (New York)
6.420%, 11/01/2027	35,000	35,558

190

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
New York City Municipal Water Finance
Authority (New York)
5.952%, 06/15/2042	$95,000	$133,677
New York City Transitional Finance
Authority (New York)
5.000%, 05/01/2023	170,000	218,073
New York City Transitional Finance
Authority Future Tax Secured Revenue
(New York)
5.000%, 11/01/2024	110,000	139,818
5.000%, 02/01/2025	105,000	131,103
New York State Dormitory Authority
4.000%, 12/15/2022	125,000	150,741
Port Authority Of New York & New
Jersey
4.458%, 10/01/2062	615,000	616,765
Regional Transportation District
(Colorado)
5.000%, 11/01/2038	195,000	227,538
San Diego County Water Authority
(California)
6.138%, 05/01/2049	100,000	134,046
South Carolina State Public Service
Authority
4.322%, 12/01/2027	260,000	286,008
State of California
4.000%, 09/01/2026	295,000	332,082
State of Georgia
5.000%, 07/01/2023	170,000	222,411
5.000%, 07/01/2025	125,000	161,923
5.000%, 07/01/2024	105,000	136,664
State of Hawaii
5.000%, 12/01/2023	380,000	481,939
5.000%, 11/01/2023	175,000	226,427
5.000%, 11/01/2024	100,000	128,616
State of Louisiana
5.000%, 08/01/2021	115,000	148,670
5.000%, 07/15/2021	130,000	167,957
State of Minnesota
5.000%, 03/01/2027	125,000	156,151
State of Oregon
5.892%, 06/01/2027	60,000	76,685
State of Washington
5.000%, 07/01/2024	185,000	236,439
5.000%, 07/01/2022	190,000	246,223
Texas Transportation Commission
5.178%, 04/01/2030	240,000	294,826
Tobacco Settlement Finance Authority
(West Virginia)
7.467%, 06/01/2047	67,500	53,977
Tompkins County Industrial Development
Agency (New York)
5.000%, 07/01/2037	195,000	234,234
Utah Transit Authority
5.937%, 06/15/2039	135,000	184,641
Virginia College Building Authority
5.000%, 02/01/2022	85,000	109,902
Virginia Commonwealth Transportation
Board
5.350%, 05/15/2035	35,000	42,329
Virginia Public Building Authority
5.900%, 08/01/2030	205,000	268,138
Virginia Public School Authority
5.000%, 08/01/2023	260,000	334,573

TOTAL MUNICIPAL BONDS (Cost $11,210,567)		$12,216,384

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) - 1.7%
Consumer Discretionary - 0.6%
Bresnan Broadband Holdings LLC
4.500%, 12/14/2017	$223,861	$224,490
Caesars Entertainment Operating
Company, Inc.
9.500%, 10/31/2016	840,092	855,109
Charter Communications Operating LLC
3.460%, 09/06/2016	114,267	114,752
Clear Channel Communications, Inc.,
TBD
01/29/2016 (T)	375,000	303,281
Delta 2 Sarl
6.000%, 04/29/2019	995,000	1,003,955
Jo-Ann Stores, Inc.
4.750%, 03/16/2018	348,195	348,195
KAR Auction Services, Inc.
5.000%, 05/19/2017	276,222	277,488
MTL Publishing LLC
5.500%, 06/29/2018	224,438	226,472
Party City Holdings, Inc.
5.750%, 07/26/2019	550,000	554,714
Peninsula Gaming LLC
5.750%, 08/03/2017	575,000	583,266
Station Casinos LLC
4.209%, 06/17/2016	643,073	616,011
The ServiceMaster Company
2.710%, 07/24/2014	21,973	21,883
2.710%, 07/24/2014	220,652	219,746
TWCC Holding Corp.
4.250%, 02/13/2017	234,779	236,931
Univision Communications, Inc.
4.459%, 03/31/2017	237,728	231,785
WideOpenWest Finance LLC
6.250%, 07/17/2018	598,500	604,349

		6,422,427
Consumer Staples - 0.1%
Del Monte Corp.
4.500%, 03/08/2018	206,133	206,047
Dunkin’ Brands, Inc.
4.000%, 11/23/2017	209,569	210,297
PF Chang’s China Bistro, Inc.
6.250%, 07/02/2019	725,000	731,041

		1,147,385
Energy - 0.0%
Samson Investment Company
6.000%, 09/25/2018	300,000	301,661
Financials - 0.3%
Asurion Corp.
5.500%, 05/24/2018	625,000	629,766
9.000%, 05/24/2019	568,471	585,052
Capital Automotive LP
5.250%, 03/11/2017	452,969	455,800
iStar Financial, Inc.
5.750%, 09/28/2017	221,864	221,795
Lone Star Intermediate Super
Holdings LLC
11.000%, 09/02/2019	350,000	370,125
Nuveen Investments, Inc.
5.840%, 05/12/2017	321,454	321,655
5.841%, 05/13/2017	328,945	329,562
8.250%, 02/28/2019	500,000	507,500

		3,421,255

191

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Health Care - 0.2%
Biomet, Inc.
3.958%, 07/25/2017	$196,407	$198,044
Capsugel Holdings US, Inc., TBD
08/01/2018 (T)	250,000	251,719
HCA, Inc.
3.459%, 05/01/2018	579,981	580,344
Kinetic Concepts, Inc.
7.000%, 05/04/2018	146,063	147,432
MModal, Inc.
6.750%, 08/15/2019	225,000	222,750
Par Pharmaceutical Companies, Inc.
5.000%, 09/30/2019	225,000	224,381
Universal Health Services, Inc.
3.750%, 11/15/2016	75,854	75,981
Warner Chilcott Company LLC
4.250%, 03/15/2018	36,426	36,518
4.250%, 03/15/2018	95,920	96,160
4.250%, 03/15/2018	47,960	48,080
4.250%, 03/15/2018	65,945	66,110

		1,947,519
Industrials - 0.1%
AWAS Aviation Capital, Ltd.
5.250%, 06/10/2016	455,502	460,057
Delta Air Lines, Inc.
5.500%, 04/20/2017	472,607	474,497
Generac Power Systems, Inc.
6.250%, 05/30/2018	349,125	356,689
Navistar, Inc.
7.000%, 08/17/2017	250,000	250,521

		1,541,764
Information Technology - 0.1%
Compucom Systems
6.500%, 10/02/2018	150,000	150,281
First Data Corp.
5.208%, 03/24/2017	941,095	921,432

		1,071,713
Materials - 0.1%
INEOS US Finance LLC
6.500%, 05/04/2018	472,625	478,533
Telecommunication Services - 0.1%
Atlantic Broadband Finance LLC, TBD
09/20/2019 (T)	225,000	227,250
Intelsat Jackson Holdings SA
4.500%, 04/02/2018	275,000	275,982
Level 3 Financing, Inc.
4.750%, 08/01/2019	250,000	250,156

		753,388
Utilities - 0.1%
Equipower Resources Holdings LLC
5.500%, 12/21/2018	573,563	576,669
10.000%, 06/21/2019	350,000	357,000
GenOn Energy, Inc.
6.500%, 12/01/2017	472,589	473,967
NRG Energy, Inc.
4.000%, 07/01/2018	148,125	149,125

		1,556,761

TOTAL TERM LOANS (Cost $18,281,548)		$18,642,406

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.6%
Commercial & Residential - 2.0%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 7A-31
0.448%, 11/25/2035 (P)	$10,048	$9,935
American Tower Trust, Series 2007-1A,
Class D 5.957%, 04/15/2037 (S)	350,000	359,240
Banc of America
Commercial Mortgage, Inc.
Series 2006-4, Class A4,
5.634%, 07/10/2046	260,000	298,710
Series 2006-2, Class A4,
5.916%, 05/10/2045 (P)	210,000	241,619
Banc of America Funding Corp.
Series 2005-A 5A1,
0.508%, 02/20/2035 (P)	8,358	7,698
Series BAFC 2005-B 2A1,
3.118%, 04/20/2035 (P)	223,690	196,914
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2005-3, Class A2,
4.501%, 07/10/2043	86,218	86,391
Series 2005-3, Class A4,
4.668%, 07/10/2043	305,000	332,681
Series 2007-1, Class AAB,
5.422%, 01/15/2049	247,955	261,577
Series 2007-5, Class A4,
5.492%, 02/10/2051	960,000	1,123,690
Series 2007-4, Class A4,
5.920%, 02/10/2051 (P)	145,000	171,938
Series 2008-1, Class A4,
6.395%, 02/10/2051 (P)	910,000	1,109,416
Banc of America Mortgage Securities
Series 2004-A, Class 2A2,
2.966%, 02/25/2034 (P)	61,828	61,607
Series 2005-B, Class 2A1,
2.979%, 03/25/2035 (P)	66,623	61,004
Series 2005-J, Class 2A1,
3.107%, 11/25/2035 (P)	218,390	187,123
Series 2004-D, Class 2A2,
3.112%, 05/25/2034 (P)	35,526	34,946
Series 2004-I, Class 3A2,
3.121%, 10/25/2034 (P)	15,316	15,753
Series 2004-H, Class 2A2,
3.121%, 09/25/2034 (P)	84,534	83,366
Series 2005-J, Class 3A1,
3.134%, 11/25/2035 (P)	160,932	147,845
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR8, Class A4,
4.674%, 06/11/2041	310,000	336,561
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	189,900	198,021
Series 2002-TOP8, Class A2,
4.830%, 08/15/2038	11,882	11,879
Series 2005-PWR7, Class A3,
5.116%, 02/11/2041 (P)	363,000	395,815
Series 2004-T14, Class A4,
5.200%, 01/12/2041 (P)	65,000	67,706
Series 2006-PW14, Class A4,
5.201%, 12/11/2038	95,000	109,335
Series 2007-PW15, Class AAB,
5.315%, 02/11/2044	436,798	453,683
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	628,000	723,391

192

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Citicorp Mortgage Securities, Inc.,
Series 2003-11, Class 2A10
5.500%, 12/25/2033	$28,596	$28,917
Citigroup Commercial Mortgage Trust,
Series 2004-C1, Class A4
5.534%, 04/15/2040 (P)	115,000	121,320
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD3,
Class AAB 5.608%, 10/15/2048	126,495	128,718
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A3
6.206%, 12/10/2049 (P)	177,018	176,798
Commercial Mortgage Pass
Through Certificates
Series 2012-LC4, Class A1,
1.156%, 12/10/2044	52,117	52,590
Series 2005-C6, Class A5B,
5.167%, 06/10/2044 (P)	45,000	48,950
Series 2007-C9, Class A4,
5.994%, 12/10/2049 (P)	675,000	806,107
Credit Suisse Mortgage
Capital Certificates
Series 2006-C5, Class A3,
5.311%, 12/15/2039	460,000	522,486
Series 2008-C1, Class A3,
6.262%, 02/15/2041 (P)	210,000	245,343
Fosse Master Issuer PLC
Series 2012-1A, Class 3A1,
1.811%, 10/18/2054 (P) (S)	210,000	217,116
Series 2011-1A, Class A5,
1.825%, 10/18/2054 (P) (S)	200,000	206,719
FREMF Mortgage Trust,
Series 2012-K711, Class B
3.563%, 08/25/2045 (P) (S)	275,000	283,113
GMAC Commercial Mortgage
Securities, Inc., Series 2003-C1,
Class A2 4.079%, 05/10/2036	104,877	105,449
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR3, Class 5A1
5.200%, 06/19/2035 (P)	52,266	53,131
Greenpoint Mortgage
Funding Trust 0.448%, 06/25/2045 (P)	235,817	154,360
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	130,136	130,452
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	55,266	56,387
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	485,000	559,300
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A3,
2.773%, 11/10/2022	270,000	276,507
Series 2006-GG6, Class A4,
5.553%, 04/10/2038 (P)	185,000	208,955
Harborview Mortgage Loan Trust
0.418%, 11/19/2036 (P)	275,480	195,245
Series 2005-2, Class 2A1A,
0.428%, 05/19/2035 (P)	63,600	48,945
Holmes Master Issuer PLC
Series 2012-1A, Class A2,
1.990%, 10/15/2054 (P) (S)	795,000	816,813
Series 2012-3A, Class B1,
2.540%, 10/15/2054 (P) (S)	250,000	258,234

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JP Morgan Chase Commercial
Mortgage Securities Corp.
Series 2012-C6, Class A1,
1.031%, 05/15/2045	$36,075	$36,286
Series 2012-C8, Class A3,
2.829%, 10/15/2045	565,000	578,981
Series 2004-PNC1, Class A4,
5.541%, 06/12/2041 (P)	115,000	121,719
Series 2007-C1, Class A4,
5.716%, 02/15/2051	450,000	532,716
JP Morgan Mortgage Trust,
Series 2005-ALT1, Class 1A1
0.508%, 10/25/2035 (P)	224,937	154,850
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2011-C4, Class A1,
1.525%, 07/15/2046 (S)	70,891	71,645
Series 2011-C3A, Class A1,
1.875%, 02/15/2046 (S)	88,474	89,905
Series 2004-C1, Class A3,
4.719%, 01/15/2038	125,000	129,239
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	260,762	270,885
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	120,000	128,518
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	890,000	1,016,877
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	915,000	1,056,464
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)	340,000	402,187
Series 2007-CB19, Class A4,
5.917%, 02/12/2049 (P)	575,000	675,716
LB-UBS Commercial Mortgage Trust
Series 2003-C7, Class A3,
4.559%, 09/15/2027 (P)	164,317	164,249
Series 2004-C1, Class A4,
4.568%, 01/15/2031	50,000	52,028
Series 2003-C8, Class A3,
4.830%, 11/15/2027	175,004	176,956
Series 2005-C5, Class A4,
4.954%, 09/15/2030	50,000	54,815
Series 2006-C7, Class A3,
5.347%, 11/15/2038	311,000	358,209
Series 2007-C1, Class A4,
5.424%, 02/15/2040	135,000	157,190
Series 2007-C2, Class A3,
5.430%, 02/15/2040	125,000	144,189
Series 2008-C1, Class AM,
6.325%, 04/15/2041 (P)	65,000	74,176
Series 2008-C1, Class A2,
6.325%, 04/15/2041 (P)	630,000	770,509
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4,
5.690%, 02/12/2051	300,000	357,009
Series 2006-C2, Class AM,
5.782%, 08/12/2043 (P)	235,000	262,068
Morgan Stanley Capital I
Series 2012-C4, Class A2,
2.111%, 03/15/2045	155,000	161,358
Series 2003-IQ4, Class A2,
4.070%, 05/15/2040	269,333	271,009
Series 2005-T17, Class A5,
4.780%, 12/13/2041	70,000	74,742

193

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Capital I (continued)
Series 2006-HQ9, Class A4,
5.731%, 07/12/2044 (P)	$245,000	$282,277
Sequoia Mortgage Trust, Series 2010-H1,
Class A1 3.750%, 02/25/2040 (P)	15,277	15,454
STARM Mortgage Loan Trust 2007-2
5.687%, 04/25/2037 (P)	180,719	165,315
UBS-Barclays Commercial
Mortgage Trust, Series 2012-C2,
Class A4 3.525%, 05/10/2063	220,000	238,344
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.589%, 03/15/2025 (P)	4,508	5,108
Wachovia Bank Commercial
Mortgage Trust, Series 2007-C34,
Class A3 5.678%, 05/15/2046	100,000	117,187
WaMu Mortgage Pass
Through Certificates
Series 2005-AR13, Class A1A1,
0.498%, 10/25/2045 (P)	36,301	33,139
Series 2005-AR13, Class A1A3,
0.988%, 10/25/2045 (P)	65,795	63,098
Series 2006-AR4, Class 1A1,
1.100%, 05/25/2046 (P)	93,399	81,730
Series 2005-AR12, Class 2A1,
3.017%, 09/25/2035 (P)	43,184	41,842
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR2, Class 3A1,
2.615%, 03/25/2035 (P)	79,826	80,100
Series 2005-AR2, Class 2A2,
2.622%, 03/25/2035 (P)	162,410	161,556
Series 2004-G, Class A3,
4.707%, 06/25/2034 (P)	77,423	79,450
Series 2003-O, Class 5A1,
4.861%, 01/25/2034 (P)	91,074	91,609

		22,590,503
U.S. Government Agency - 0.6%
Federal Home Loan Banks
0.500%, 11/20/2015	1,200,000	1,204,656
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
Zero Coupon 08/01/2028 (Z)	3,290	3,097
Series 3153, Class UG,
0.658%, 05/15/2036 (P)	48,134	48,673
Series 3913, Class FA,
0.708%, 08/15/2041 (P)	324,056	326,617
Series 4077, Class MF,
0.708%, 07/15/2042 (P)	408,309	413,212
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	4,914	166
Federal National Mortgage Association,
Series 319, Class 2 IO
6.500%, 02/01/2032	10,868	1,649
Government National
Mortgage Association
Series 1998-6, Class EA PO,
Zero Coupon 03/16/2028 (Z)	15,945	14,221
Series 2012-116, Class BE,
2.000%, 06/16/2042	330,942	340,037
Series 2010-164, Class VD,
4.000%, 12/20/2030	400,000	455,185
4.000%, 05/20/2033	125,668	6,863

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
Series 2011-2, Class HI,
4.000%, 12/20/2035	$307,173	$18,395
Series 2010-165, Class IP IO,
4.000%, 04/20/2038	3,092,922	362,205
Series 2011-51, Class NX,
4.000%, 10/20/2038	450,000	510,857
Series 2010-127, Class JI IO,
4.000%, 02/20/2039	1,072,458	124,093
Series 2011-80, Class PB,
4.000%, 10/20/2039	450,000	512,586
Series 2011-123, Class MA,
4.000%, 07/20/2041	485,000	551,022
Series 2009-75, Class G,
4.500%, 07/20/2030	40,074	41,004
Series 2009-28, Class EC,
4.500%, 12/16/2035	74,550	76,585
Series 2010-84, Class NI IO,
4.500%, 12/20/2036	1,547,717	101,198
Series 2010-42, Class PI IO,
4.500%, 09/20/2037	3,838,817	421,635
Series 2010-98, Class PI,
4.500%, 10/20/2037	434,385	47,721
Series 2010-92, Class PI IO,
4.500%, 11/20/2037	523,090	56,145
Series 2010-87, Class HI, IO,
4.500%, 11/20/2038	2,546,670	316,648
4.500%, 02/20/2039	360,969	33,622
Series 2011-88, Class EI, IO,
4.500%, 11/20/2039	119,559	17,207
Series 2011-41 Class AI, IO,
4.500%, 12/20/2039	688,353	96,688
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	56,000	59,929

		6,161,916
U.S. Government Agency - 0.0%
Federal National Mortgage Association,
Series 2012-79, Class FM
0.658%, 07/25/2042 (P)	160,003	161,000

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $28,163,581)		$28,913,419

ASSET BACKED SECURITIES - 1.8%
Ally Auto Receivables Trust
Series 2012-SN1, Class A3,
0.570%, 08/20/2015	225,000	225,135
Series 2012-SN1, Class A4,
0.700%, 12/21/2015	485,000	485,486
Series 2012-A, Class C,
2.400%, 11/15/2017 (S)	100,000	102,764
Ally Master Owner Trust
Series 2012-1, Class A1,
1.008%, 02/15/2017 (P)	345,000	348,079
Series 2012-5, Class A,
1.540%, 09/15/2019	535,000	535,686
Series 2011-1, Class A2,
2.150%, 01/15/2016	330,000	335,912
American Express Credit
Account Master Trust
Series 2011-1, Class A,
0.378%, 04/17/2017 (P)	215,000	215,471

194

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
American Express Credit Account
Master Trust (continued)
Series 2010-1, Class B,
0.808%, 11/16/2015 (P)	$390,000	$390,542
Series 2012-5, Class C,
1.070%, 05/15/2018 (S)	200,000	199,993
AmeriCredit
Automobile Receivables Trust
Series 2011-4, Class A3,
1.170%, 05/09/2016	215,000	216,320
Series 2012-1, Class A3,
1.230%, 09/08/2016	90,000	90,947
Series 2011-5, Class A3,
1.550%, 07/08/2016	430,000	435,657
Series 2012-5, Class C,
1.690%, 11/08/2018	100,000	99,978
Series 2012-1, Class B,
1.730%, 02/08/2017	80,000	81,221
Series 2012-4, Class C,
1.930%, 08/08/2018	140,000	142,255
Series 2011-2, Class B,
2.330%, 03/08/2016	440,000	448,165
Series 2012-1, Class C,
2.670%, 01/08/2018	30,000	30,895
Series 2011-1, Class C,
2.850%, 08/08/2016	75,000	76,905
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	20,795	19,926
BMW Vehicle Owner Trust,
Series 2011-A, Class A3
0.760%, 08/25/2015	195,000	195,644
Capital Auto Receivables Asset Trust
Series 2008-A, Class C,
8.250%, 01/15/2015 (S)	235,000	244,082
Series 2008-A, Class D,
8.250%, 01/15/2015 (S)	230,000	238,988
CarMax Auto Owner Trust
Series 2012-1, Class A3,
0.890%, 09/15/2016	65,000	65,415
Series 2011-2, Class A3,
0.910%, 12/15/2015	255,000	256,125
Series 2010-3, Class A4,
1.410%, 02/16/2016	205,000	207,756
Series 2012-3, Class D,
2.290%, 04/15/2019	150,000	150,008
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
0.948%, 10/25/2032 (P)	5,453	4,840
Series 2003-3, Class 1A6,
3.717%, 10/25/2014	35,442	35,287
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	19,877	14,867
CIT Equipment Collateral,
Series 2012-VT1, Class A3
1.100%, 08/22/2016 (S)	370,000	371,038
CitiFinancial Auto Issuance Trust,
Series 2009-1, Class A4
3.150%, 08/15/2016 (S)	214,053	215,396
CNH Equipment Trust
Series 2012-A, Class A3,
0.940%, 05/15/2017	385,000	388,051
Series 2010-B, Class A3,
1.030%, 11/17/2014	10,241	10,258

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
CNH Equipment Trust (continued)
Series 2012-D, Class B,
1.270%, 05/15/2020	$290,000	$290,071
Series 2010-A, Class A4,
2.490%, 01/15/2016	103,847	104,962
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.813%, 01/25/2034 (P)	154,542	110,055
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	672,350	755,794
Ford Credit Auto Lease Trust
Series 2012-A, Class A3,
0.850%, 01/15/2015	230,000	231,023
Series 2012-B, Class B,
1.100%, 12/15/2015 (S)	200,000	200,245
Series 2011-A, Class A4,
1.340%, 09/15/2014	130,000	130,998
Series 2012-B, Class C,
1.500%, 03/15/2017 (S)	200,000	200,227
Ford Credit Auto Owner Trust,
Series 2010-A, Class D
4.050%, 10/15/2016	100,000	104,898
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class A1,
1.500%, 09/15/2015	190,000	191,453
Series 2012-2, Class A,
1.920%, 01/15/2019	550,000	566,026
Series 2010-3, Class A1,
4.200%, 02/15/2017 (S)	205,000	220,305
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	630,000	670,917
GE Capital Credit Card Master Note Trust
Series 2011-2, Class A,
0.688%, 05/15/2019 (P)	190,000	191,562
Series 2012-A, Class A,
1.030%, 01/15/2018	195,000	197,106
Series 2012-2, Class A,
2.220%, 01/15/2022	480,000	499,550
GE Dealer Floorplan Master Note Trust,
Series 2012-4, Class A
0.649%, 10/20/2017 (P)	250,000	250,581
GE Equipment Midticket LLC,
Series 2010-1, Class A3
0.940%, 07/14/2014 (S)	34,156	34,169
GE Equipment Transportation LLC,
Series 2012-1, Class A3
0.990%, 11/23/2015	85,000	85,553
Huntington Auto Trust
Series 2012-1, Class A3,
0.810%, 09/15/2016	380,000	381,866
Series 2011-1A, Class A3,
1.010%, 01/15/2016 (S)	155,000	155,787
Series 2011-1A C,
2.530%, 03/15/2017 (S)	175,000	180,023
Hyundai Auto Lease Securitization Trust,
Series 2012-A, Class A4
1.050%, 04/17/2017 (S)	100,000	100,843
Hyundai Auto Receivables Trust
Series 2012-A, Class A3,
0.720%, 03/15/2016	220,000	220,782
Series 2011-B, Class D,
3.510%, 11/15/2017	130,000	138,871
John Deere Owner Trust, Series 2010-A,
Class A3 1.320%, 05/15/2014	7,912	7,919

195

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Lehman XS Trust, Series 2005-9N,
Class 1A1 0.478%, 02/25/2036 (P)	$122,316	$90,540
Marriott Vacation Club Owner Trust
Series 2006-2A, Class A,
5.362%, 10/20/2028 (S)	40,286	40,393
Series 2006-1A, Class A,
5.737%, 04/20/2028 (S)	128,479	129,176
Series 2006-1A, Class B,
5.827%, 04/20/2028 (S)	6,121	6,152
Mercedes-Benz Auto Lease Trust
Series 2012-A, Class A3,
0.880%, 11/17/2014	190,000	190,758
Series 2012-A, Class A4,
1.070%, 11/15/2017	160,000	160,587
Series 2011-B, Class A4,
1.240%, 07/17/2017 (S)	180,000	181,338
Mercedes-Benz Auto Receivables Trust,
Series 2011-1, Class A4
1.220%, 12/15/2017	435,000	439,915
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.958%, 09/25/2035 (P)	97,182	85,770
Motor PLC, Series 2012-A, Class A1C
1.286%, 02/25/2020 (S)	500,000	501,771
Nissan Auto Lease Trust
Series 2011-B, Class A3,
0.920%, 02/16/2015	240,000	242,123
Series 2012-A, Class A3,
0.980%, 05/15/2015	120,000	121,023
Series 2011-A, Class A3,
1.040%, 08/15/2014	435,000	436,917
Series 2012-A, Class A4,
1.130%, 05/15/2017	180,000	182,240
Nordstrom Private Label Credit Card
Master Note Trust, Series 2011-1A,
Class A 2.280%, 11/15/2019 (S)	470,000	489,440
Porsche Financial Auto
Securitization Trust, Series 2011-1,
Class A4 1.190%, 12/17/2018 (S)	175,000	176,657
Porsche Innovative Lease Owner Trust,
Series 2011-1, Class A4
1.260%, 11/20/2017 (S)	175,000	176,289
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.610%, 06/15/2015	96,642	98,359
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2 3.600%, 04/25/2033	13,649	13,097
SLM Student Loan Trust, Series 2008-4,
Class A2 1.365%, 07/25/2016 (P)	167,680	168,907
Smart Trust
Series 2012-4US, Class A3A,
0.970%, 03/14/2017	445,000	445,134
Series 2012-1USA, Class A2A,
1.040%, 09/14/2014 (S)	100,000	100,213
Series 2012-4US, Class A4A,
1.250%, 08/14/2018	190,000	189,923
Series 2011-2USA, Class A3A,
1.540%, 03/14/2015 (S)	260,000	261,473
Series 2011-1USA, Class A3A,
1.770%, 10/14/2014 (S)	248,261	249,624
Series 2012-2USA, Class A4A,
2.060%, 03/14/2018 (S)	295,000	303,558
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%, 08/25/2036	39,885	40,566

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust,
Series 2012-A, Class A3
0.750%, 02/16/2016	$75,000	$75,346
Volkswagen Auto Lease Trust,
Series 2012-A, Class A4
1.060%, 05/22/2017	170,000	171,895
Wheels SPV LLC, Series 2012-1,
Class A2 1.190%, 03/20/2021 (S)	200,000	201,117
World Financial Network Credit Card
Master Trust, Series 2009-D, Class A
4.660%, 05/15/2017	430,000	441,034

TOTAL ASSET BACKED SECURITIES (Cost $19,302,841)		$19,512,013

COMMON STOCKS - 13.2%
Consumer Discretionary - 1.7%
Cablevision Systems Corp., Class A	40,400	$559,136
Carnival Corp. (L)	21,100	815,726
Comcast Corp., Class A	25,200	936,936
Ford Motor Company	62,600	716,770
Genuine Parts Company (L)	12,400	807,116
Harley-Davidson, Inc.	7,200	338,112
Hasbro, Inc.	14,900	573,054
Johnson Controls, Inc.	26,400	727,056
Kohl’s Corp.	30,100	1,343,965
Lakes Gaming, Inc. (I)	18,100	47,603
Liberty Global, Inc., Class A (I)	5,300	297,012
Macy’s, Inc.	23,400	905,580
Mattel, Inc.	42,000	1,575,420
Staples, Inc. (L)	79,800	933,660
The Madison Square
Garden, Inc., Class A (I)	13,225	579,255
The McGraw-Hill Companies, Inc.	24,900	1,322,439
The New York Times
Company, Class A (I)	47,100	381,981
The Walt Disney Company	27,900	1,385,514
Tiffany & Company	1,600	94,368
Time Warner, Inc.	41,133	1,945,591
Whirlpool Corp.	12,300	1,252,632
WPP PLC	36,751	504,165

		18,043,091
Consumer Staples - 0.8%
Archer-Daniels-Midland Company	43,500	1,161,450
Avon Products, Inc.	55,300	771,435
Campbell Soup Company (L)	38,500	1,414,875
ConAgra Foods, Inc.	34,000	1,015,240
Energizer Holdings, Inc.	7,900	630,104
McCormick & Company, Inc., Non-
Voting Shares	11,000	710,160
PepsiCo, Inc.	18,800	1,319,948
The Clorox Company	20,300	1,549,905
The Procter & Gamble Company	4,700	328,201

		8,901,318
Energy - 1.9%
Anadarko Petroleum Corp.	19,900	1,456,481
Apache Corp.	10,700	824,863
BP PLC, ADR	20,700	864,432
Chevron Corp.	34,200	3,614,598
ConocoPhillips	11,500	654,810
CONSOL Energy, Inc. (L)	33,500	1,050,225
Diamond Offshore Drilling, Inc. (L)	17,200	1,186,800
Exxon Mobil Corp.	38,400	3,384,576
Hess Corp.	22,000	1,091,420
Murphy Oil Corp.	28,900	1,639,786
Petroleo Brasileiro SA, ADR	21,900	393,543

196

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Royal Dutch Shell PLC, ADR	36,800	$2,464,496
Schlumberger, Ltd.	20,500	1,468,210
Spectra Energy Corp.	20,600	575,770

		20,670,010
Financials - 2.7%
American Express Company	40,400	2,258,360
Bank of America Corp.	164,085	1,617,878
Capital One Financial Corp.	17,700	1,019,520
JPMorgan Chase & Company	91,000	3,738,280
Legg Mason, Inc.	39,400	1,005,882
Lincoln National Corp.	30,000	741,000
Loews Corp.	12,700	519,176
Marsh & McLennan Companies, Inc.	47,700	1,679,994
Northern Trust Corp.	28,200	1,354,164
PNC Financial Services Group, Inc.	23,400	1,313,676
Regions Financial Corp.	68,900	459,563
SLM Corp.	63,100	1,044,305
Sun Life Financial, Inc. (L)	22,300	609,459
SunTrust Banks, Inc.	47,100	1,278,765
The Allstate Corp.	41,200	1,667,776
The Bank of New York Mellon Corp.	37,000	885,780
The Chubb Corp.	9,200	708,308
U.S. Bancorp	77,400	2,496,924
Wells Fargo & Company	84,900	2,802,549
Weyerhaeuser Company	41,289	1,137,925
Willis Group Holdings PLC	20,400	715,632
XL Group PLC	19,100	464,703

		29,519,619
Health Care - 1.0%
Agilent Technologies, Inc.	14,200	543,718
Amgen, Inc.	9,400	834,720
Bristol-Myers Squibb Company	39,100	1,275,833
Johnson & Johnson	29,000	2,022,170
Merck & Company, Inc.	42,100	1,865,030
Pfizer, Inc.	78,406	1,961,718
Quest Diagnostics, Inc.	13,900	803,142
Thermo Fisher Scientific, Inc.	31,300	1,989,115

		11,295,446
Industrials - 2.0%
3M Company	22,900	2,082,755
Avery Dennison Corp.	11,600	388,020
Cooper Industries PLC	17,900	1,420,007
Emerson Electric Company	33,100	1,662,613
General Electric Company	197,900	4,181,627
Honeywell International, Inc.	26,100	1,600,713
Illinois Tool Works, Inc.	31,200	1,920,984
Ingersoll-Rand PLC	20,400	995,112
Lockheed Martin Corp.	7,400	690,420
Masco Corp.	45,700	775,072
Norfolk Southern Corp.	23,700	1,431,006
The Boeing Company	16,800	1,247,904
United Continental Holdings, Inc. (I) (L)	48,900	988,758
United Parcel Service, Inc., Class B	19,600	1,432,956
United Technologies Corp.	1,600	128,176
USG Corp. (I) (L)	19,300	517,819
Xylem, Inc.	16,900	440,921

		21,904,863
Information Technology - 1.1%
Analog Devices, Inc.	26,200	1,063,720
Applied Materials, Inc.	79,300	850,889
Cisco Systems, Inc.	65,200	1,232,932
Computer Sciences Corp.	35,900	1,366,354

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology (continued)
Corning, Inc.	77,500	$947,825
Dell, Inc.	104,400	1,006,416
First Solar, Inc. (I) (L)	9,500	256,405
Harris Corp.	29,400	1,385,622
Hewlett-Packard Company	37,200	483,228
Microsoft Corp.	68,200	1,815,484
Nokia OYJ, ADR (L)	92,500	301,550
Texas Instruments, Inc.	30,000	884,100

		11,594,525
Materials - 0.6%
Cliffs Natural Resources, Inc. (L)	13,600	391,000
E.I. du Pont de Nemours & Company	14,900	642,786
International Paper Company	55,000	2,042,700
MeadWestvaco Corp.	25,200	778,932
Newmont Mining Corp.	5,900	277,831
Nucor Corp.	35,700	1,470,126
Vulcan Materials Company	24,400	1,289,296

		6,892,671
Telecommunication Services - 0.6%
American Tower Corp.	1,975	147,987
AT&T, Inc.	81,435	2,779,377
CenturyLink, Inc.	20,575	799,133
Crown Castle International Corp. (I)	2,500	168,800
Telefonica SA	35,655	466,963
Verizon Communications, Inc.	33,100	1,460,372
Vodafone Group PLC	213,769	551,643
Ziggo NV	7,950	248,971

		6,623,246
Utilities - 0.8%
AES Corp.	64,250	685,548
Duke Energy Corp.	30,543	1,949,254
Entergy Corp.	23,500	1,493,190
Exelon Corp.	43,900	1,326,658
FirstEnergy Corp.	14,300	607,178
NiSource, Inc.	62,700	1,515,459
TECO Energy, Inc. (L)	15,000	252,150
Xcel Energy, Inc.	38,200	1,033,310

		8,862,747

TOTAL COMMON STOCKS (Cost $123,305,611)		$144,307,536

PREFERRED SECURITIES - 0.3%
Consumer Discretionary - 0.2%
General Motors Company,
Series B, 4.750%	39,150	1,584,401
Spanish Broadcasting System, Series B,
PIK, 10.750%	308	138,600

		1,723,001
Financials - 0.1%
Ally Financial, Inc., 7.000% (S)	750	730,219
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	26,875	700,094

		1,430,313

TOTAL PREFERRED SECURITIES (Cost $3,271,621)		$3,153,314

SECURITIES LENDING COLLATERAL - 0.7%
John Hancock Collateral
Investment Trust, 0.2768% (W) (Y)	764,306	7,648,335

TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,649,415)		$7,648,335

197

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 3.1%
Certificate of Deposit - 0.0%
Svenska Handelsbanken AB, 1.009%,
03/18/2013 *	$370,000	$370,000
Money Market Funds - 2.9%
T. Rowe Price Investment Reserve
Fund, 0.1281% (Y)	31,477,060	31,477,060
Repurchase Agreement - 0.2%
Repurchase Agreement with State
Street Corp. dated 11/30/12 at 0.010%
to be repurchased at $361,712 on
12/03/12, collateralized by $380,000
Federal National Mortgage Association,
2.080% due 11/02/2022 (valued at
$382,375, including interest)	361,711	361,711
Repurchase Agreement with State
Street Corp. dated 11/30/12 at 0.010%
to be repurchased at $1,229,001 on
12/03/12, collateralized by $1,195,000
U.S. Treasury Notes, 2.250% due
01/31/15 (valued at $1,254,608,
including interest)	1,229,000	1,229,000

		1,590,711

TOTAL SHORT-TERM INVESTMENTS (Cost $33,437,771)		$33,437,771

Total Investments (Spectrum Income Fund)
(Cost $1,029,611,750) - 99.8%		$1,093,150,189
Other assets and liabilities, net - 0.2%		2,466,355

TOTAL NET ASSETS - 100.0%		$1,095,616,544

Strategic Equity Allocation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.2%
Consumer Discretionary - 11.0%
Auto Components - 0.4%
Aisin Seiki Company, Ltd.	9,900	$294,303
American Axle &
Manufacturing Holdings, Inc. (I)	10,797	112,937
BorgWarner, Inc. (I)(L)	18,478	1,225,035
Bridgestone Corp.	35,000	854,817
Cheng Shin Rubber Industry Company, Ltd.	84,840	216,873
Cie Generale des Etablissements Michelin	6,050	562,593
Continental AG	4,913	543,766
Cooper Tire & Rubber Company	10,080	251,798
Dana Holding Corp.	23,888	338,732
Denso Corp.	26,000	859,394
Dorman Products, Inc. (I)(L)	4,000	136,800
Drew Industries, Inc. (I)(L)	3,148	102,184
Exide Technologies (I)	12,761	36,879
Federal-Mogul Corp. (I)	3,017	23,714
Fuel Systems Solutions, Inc. (I)(L)	2,415	36,491
Gentex Corp. (L)	29,533	524,211
Gentherm, Inc. (I)	4,850	58,637
GKN PLC	99,827	355,018
Hankook Tire Company, Ltd. (I)	2,606	110,343
Hankook Tire Worldwide Company, Ltd.	504	6,964
Hyundai Mobis	2,439	645,820
Hyundai Wia Corp.	549	92,254
Johnson Controls, Inc.	110,424	3,041,077
Koito Manufacturing Company, Ltd.	5,000	68,831

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Magna International, Inc. (L)	5,274	$246,086
Mando Corp.	427	48,299
Modine Manufacturing Company (I)	7,688	56,891
Nan Kang Rubber Tire Company, Ltd.	19,994	24,465
NGK Spark Plug Company, Ltd.	8,000	97,152
NHK Spring Company, Ltd.	7,700	64,812
NOK Corp.	5,200	80,551
Nokian Renkaat OYJ (L)	5,222	218,198
Pirelli & C. SpA	15,900	184,428
Spartan Motors, Inc.	5,698	28,091
Standard Motor Products, Inc. (L)	3,238	63,335
Stanley Electric Company, Ltd.	7,100	100,200
Stoneridge, Inc. (I)	4,703	23,186
Sumitomo Rubber Industries, Ltd.	8,400	99,557
Superior Industries International, Inc. (L)	3,803	72,029
Tenneco, Inc. (I)	9,822	314,992
The Goodyear Tire & Rubber Company (I)	39,513	497,864
Tower International, Inc. (I)	931	7,308
Toyoda Gosei Company, Ltd.	2,700	56,815
Toyota Boshoku Corp.	1,800	18,716
Toyota Industries Corp.	7,800	234,668

		13,037,114
Automobiles - 1.0%
Astra International Tbk PT	1,219,608	920,991
Bayerische Motoren Werke AG	20,399	1,809,179
Brilliance China Automotive Holdings, Ltd. (I)	176,000	214,388
Byd Company, Ltd., H Shares (I)(L)	33,494	86,337
China Motor Corp.	23,000	21,137
Daihatsu Motor Company, Ltd.	9,000	160,939
Daimler AG	55,925	2,762,563
Dongfeng Motor Group Company, Ltd.,
H Shares	186,780	262,303
Fiat SpA (I)	58,731	272,736
Ford Motor Company (L)	615,805	7,050,967
Ford Otomotiv Sanayi AS	20,392	208,800
Fuji Heavy Industries, Ltd.	31,000	349,932
Geely Automobile Holdings Company, Ltd.	255,000	120,030
Great Wall Motor Company, Ltd., H Shares	72,250	238,039
Guangzhou Automobile Group Company, Ltd.,
H Shares	145,219	119,262
Harley-Davidson, Inc.	36,797	1,727,987
Honda Motor Company, Ltd.	88,900	2,955,978
Hyundai Motor Company	5,554	1,156,363
Isuzu Motors, Ltd.	62,000	365,108
Kia Motors Corp.	9,398	537,121
Mahindra & Mahindra, Ltd., ADR	1,434	24,607
Mahindra & Mahindra, Ltd., GDR	67,995	1,167,914
Mazda Motor Corp. (I)	129,000	204,879
Mitsubishi Motors Corp. (I)	188,000	176,062
Nissan Motor Company, Ltd.	133,300	1,299,073
Peugeot SA (I)(L)	6,505	40,040
Renault SA	6,441	323,273
Suzuki Motor Corp.	19,000	452,652
Tata Motors, Ltd., ADR (L)	49,432	1,239,260
Thor Industries, Inc. (L)	8,969	338,490
Toyota Motor Corp.	150,900	6,503,807
UMW Holdings BHD	32,600	113,904
Volkswagen AG	1,773	360,646
Winnebago Industries, Inc. (I)(L)	4,759	67,673
Yamaha Motor Company, Ltd.	14,100	148,710
Yulon Motor Company, Ltd.	37,000	66,860

		33,868,010

198

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Distributors - 0.1%
Core-Mark Holding Company, Inc.	1,862	$85,187
Dah Chong Hong Holdings, Ltd.	61,000	62,858
Genuine Parts Company (L)	25,042	1,629,984
Imperial Holdings, Ltd.	10,487	222,383
Jardine Cycle and Carriage, Ltd.	7,254	289,757
Li & Fung, Ltd.	357,200	590,846
LKQ Corp. (I)	60,526	1,326,730
Pool Corp.	7,693	322,260
VOXX International Corp. (I)	3,082	20,773
Weyco Group, Inc.	1,126	26,495

		4,577,273
Diversified Consumer Services - 0.2%
American Public Education, Inc. (I)(L)	2,924	100,527
Anhanguera Educacional Participacoes SA	8,200	123,837
Apollo Group, Inc., Class A (I)	16,292	312,643
Ascent Capital Group, Inc., Class A (I)	2,302	140,905
Benesse Holdings, Inc.	3,800	166,103
Bridgepoint Education, Inc. (I)	2,729	26,580
Capella Education Company (I)	2,040	56,447
Career Education Corp. (I)(L)	8,531	25,508
Carriage Services, Inc. (L)	2,718	30,197
Coinstar, Inc. (I)(L)	5,055	237,787
Collectors Universe, Inc.	902	9,227
Corinthian Colleges, Inc. (I)(L)	13,011	28,884
DeVry, Inc.	11,790	307,365
Education Management Corp. (I)(L)	4,523	17,504
Grand Canyon Education, Inc. (I)	6,472	153,257
H&R Block, Inc. (L)	43,773	789,227
Hillenbrand, Inc.	8,967	189,742
ITT Educational Services, Inc. (I)(L)	3,192	57,871
K12, Inc. (I)(L)	4,315	74,779
Lincoln Educational Services Corp.	3,561	13,781
Mac-Gray Corp.	1,866	22,243
Matthews International Corp., Class A	10,312	311,938
National American University Holdings, Inc.	1,578	6,249
Regis Corp. (L)	21,023	346,249
Service Corp. International	43,900	611,527
Sotheby’s (L)	24,784	715,266
Steiner Leisure, Ltd. (I)	2,486	114,356
Stewart Enterprises, Inc., Class A (L)	12,201	93,216
Strayer Education, Inc. (L)	4,349	227,583
Universal Technical Institute, Inc.	3,525	33,382

		5,344,180
Hotels, Restaurants & Leisure - 1.6%
Accor SA	4,822	160,150
AFC Enterprises, Inc. (I)	3,952	104,491
Ameristar Casinos, Inc.	5,423	107,918
Autogrill SpA	8,143	80,733
Bally Technologies, Inc. (I)(L)	8,465	382,110
Berjaya Sports Toto BHD	41,990	62,148
Biglari Holdings, Inc. (I)	197	71,600
BJ’s Restaurants, Inc. (I)(L)	3,964	135,926
Bloomin’ Brands, Inc. (I)(L)	2,994	47,395
Bluegreen Corp. (I)	2,223	21,007
Bob Evans Farms, Inc.	10,465	394,426
Boyd Gaming Corp. (I)(L)	9,018	49,599
Bravo Brio Restaurant Group, Inc. (I)	3,222	43,980
Brinker International, Inc.	15,102	452,305
Buffalo Wild Wings, Inc. (I)	2,991	216,668
Caesars Entertainment Corp. (I)(L)	5,988	36,527
Caribou Coffee Company, Inc. (I)	3,353	40,404
Carnival Corp. (L)	72,200	2,791,252
Carnival PLC	12,135	491,331

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Carrols Restaurant Group, Inc. (I)	2,593	$16,829
CEC Entertainment, Inc.	2,963	92,742
Chipotle Mexican Grill, Inc. (I)(L)	5,116	1,349,498
Churchill Downs, Inc.	2,114	133,626
Chuy’s Holdings, Inc. (I)(L)	1,120	26,376
Compass Group PLC	126,107	1,456,570
Cracker Barrel Old Country Store, Inc.	3,110	191,110
Crown, Ltd.	23,383	250,917
Darden Restaurants, Inc. (L)	20,704	1,094,828
Del Frisco’s Restaurant Group, Inc. (I)	907	13,433
Denny’s Corp. (I)	15,704	74,594
DineEquity, Inc. (I)(L)	2,470	155,734
Domino’s Pizza, Inc.	9,348	388,877
Echo Entertainment Group, Ltd.	43,943	162,477
Einstein Noah Restaurant Group, Inc.	1,062	17,003
Fiesta Restaurant Group, Inc. (I)	2,675	40,259
Formosa International Hotels Corp.	2,100	24,937
Frisch’s Restaurants, Inc.	514	9,797
Galaxy Entertainment Group, Ltd. (I)	91,000	346,144
Genting BHD	127,100	376,280
Genting Malaysia BHD	184,360	207,350
Genting Singapore PLC	385,400	403,801
Ignite Restaurant Group, Inc. (I)	1,027	13,043
Intercontinental Hotels Group PLC	18,079	483,415
International Game Technology	43,126	598,158
International Speedway Corp., Class A (L)	9,716	260,680
Interval Leisure Group, Inc.	6,303	118,685
Isle of Capri Casinos, Inc. (I)	3,366	16,527
Jack in the Box, Inc. (I)(L)	7,156	197,148
Jamba, Inc. (I)(L)	11,273	23,673
Jollibee Foods Corp.	29,425	75,348
Kangwon Land, Inc.	3,370	96,315
Krispy Kreme Doughnuts, Inc. (I)(L)	9,577	87,151
Life Time Fitness, Inc. (I)(L)	15,095	710,371
Luby’s, Inc. (I)(L)	3,208	20,403
Marcus Corp.	3,229	38,231
Marriott International, Inc., Class A (L)	40,649	1,475,152
Marriott Vacations Worldwide Corp. (I)	4,290	170,785
McDonald’s Corp.	162,821	14,171,940
McDonald’s Holdings Company, Ltd.	3,500	99,805
MGM China Holdings, Ltd.	60,000	112,192
Monarch Casino & Resort, Inc. (I)	1,532	14,508
Morgans Hotel Group Company (I)	3,631	21,241
MTR Gaming Group, Inc. (I)	3,712	10,691
Multimedia Games Holding Company, Inc. (I)	4,436	65,564
Nathan’s Famous, Inc. (I)	421	13,329
Orient-Express Hotels, Ltd., Class A (I)	15,654	193,014
Oriental Land Company, Ltd.	2,800	360,371
Panera Bread Company, Class A (I)	5,753	923,357
Papa John’s International, Inc. (I)	2,909	153,973
Pinnacle Entertainment, Inc. (I)(L)	10,108	130,595
Premier Exhibitions, Inc. (I)	4,013	10,955
Red Lion Hotels Corp. (I)(L)	2,227	16,146
Red Robin Gourmet Burgers, Inc. (I)(L)	2,370	77,618
Ruby Tuesday, Inc. (I)	10,291	80,373
Ruth’s Hospitality Group, Inc. (I)(L)	5,836	43,770
Sands China, Ltd.	148,052	630,434
Scientific Games Corp., Class A (I)	20,793	173,206
Shangri-La Asia, Ltd.	98,500	190,660
SHFL Entertainment, Inc. (I)	8,900	122,464
Six Flags Entertainment Corp.	6,405	393,779
SJM Holdings, Ltd.	119,384	280,689
Sodexo	3,235	261,546
Sonic Corp. (I)(L)	9,825	99,527
Speedway Motorsports, Inc.	1,905	30,899

199

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	122,709	$6,364,916
Starwood Hotels & Resorts Worldwide, Inc.	31,722	1,711,719
Tabcorp Holdings, Ltd.	39,852	116,495
Tatts Group, Ltd.	76,964	235,409
Texas Roadhouse, Inc.	10,084	167,495
The Cheesecake Factory, Inc. (L)	18,914	646,670
The Wendy’s Company (L)	57,472	267,820
Tim Hortons, Inc.	3,887	180,782
Town Sports International Holdings, Inc.	3,805	38,507
TUI Travel PLC	29,265	127,263
Vail Resorts, Inc. (L)	5,823	327,951
Whitbread PLC	11,956	459,830
WMS Industries, Inc. (I)(L)	19,992	337,865
Wyndham Worldwide Corp.	22,958	1,127,008
Wynn Macau, Ltd. (I)	95,150	270,919
Wynn Resorts, Ltd.	12,822	1,441,193
Yum! Brands, Inc.	73,601	4,937,155

		54,349,880
Household Durables - 0.5%
American Greetings Corp., Class A (L)	5,086	87,683
Arcelik AS	71,040	431,466
Bassett Furniture Industries, Inc.	1,787	19,854
Beazer Homes USA, Inc. (I)(L)	3,973	59,314
Blyth, Inc. (L)	1,636	26,372
Casio Computer Company, Ltd. (L)	13,700	102,963
Cavco Industries, Inc. (I)	1,140	58,710
Coway Company, Ltd.	2,000	73,807
CSS Industries, Inc.	1,486	30,493
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	19,800	165,124
D.R. Horton, Inc. (L)	44,852	872,820
Electrolux AB	7,598	198,797
Ethan Allen Interiors, Inc.	3,898	113,081
Flexsteel Industries, Inc.	787	15,653
Haier Electronics Group Company, Ltd. (I)	63,000	86,643
Harman International Industries, Inc.	10,844	428,989
Helen of Troy, Ltd. (I)	5,135	158,466
Hooker Furniture Corp. (L)	1,866	25,919
Hovnanian Enterprises, Inc., Class A (I)(L)	16,115	84,120
Husqvarna AB, B Shares	12,086	72,662
iRobot Corp. (I)	4,455	83,932
Jarden Corp.	15,335	811,375
KB Home (L)	28,092	403,401
La-Z-Boy, Inc.	8,340	124,433
Leggett & Platt, Inc. (L)	22,701	632,223
Lennar Corp., Class A (L)	26,288	999,996
LG Electronics, Inc.	3,812	269,666
Libbey, Inc. (I)	3,373	65,841
Lifetime Brands, Inc.	1,424	14,240
M/I Homes, Inc. (I)	3,448	75,890
MDC Holdings, Inc.	14,008	493,642
Meritage Homes Corp. (I)	4,933	172,754
Mohawk Industries, Inc. (I)	11,840	1,018,122
MRV Engenharia e Participacoes SA	21,100	111,681
NACCO Industries, Inc., Class A	910	48,521
Newell Rubbermaid, Inc.	46,629	1,016,978
NVR, Inc. (I)	988	889,042
Panasonic Corp. (L)	120,900	605,284
PDG Realty SA Empreendimentos
e Participacoes	75,700	106,635
PIK Group, GDR (I)	484	1,002
PIK Group, GDR (London Exchange) (I)	7,773	16,108
PulteGroup, Inc. (I)(L)	54,526	916,582
Rinnai Corp.	1,900	133,156

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Sealy Corp. (I)	8,166	$17,720
Sekisui Chemical Company, Ltd.	24,000	188,705
Sekisui House, Ltd.	31,000	291,659
Sharp Corp. (L)	53,000	110,528
Skullcandy, Inc. (I)	2,571	22,162
Sony Corp.	54,500	534,422
Standard Pacific Corp. (I)	18,646	124,928
Steinhoff International Holdings, Ltd. (I)	67,496	207,902
Tempur-Pedic International, Inc. (I)	12,164	324,171
The Ryland Group, Inc. (L)	7,199	240,807
Toll Brothers, Inc. (I)	30,582	973,731
Tupperware Brands Corp.	11,382	738,123
Universal Electronics, Inc. (I)	2,374	41,877
Whirlpool Corp.	12,521	1,275,139
Zagg, Inc. (I)(L)	4,175	30,185

		17,245,499
Internet & Catalog Retail - 0.7%
1-800-Flowers.com, Inc., Class A (I)	4,524	14,160
Amazon.com, Inc. (I)	58,392	14,717,704
Blue Nile, Inc. (I)	2,027	79,742
CafePress, Inc. (I)	696	4,058
Expedia, Inc. (L)	15,123	935,509
Geeknet, Inc. (I)	702	12,025
HSN, Inc.	13,754	727,449
Kayak Software Corp. (I)	548	22,304
Netflix, Inc. (I)(L)	8,967	732,694
Nutrisystem, Inc.	4,689	37,465
Orbitz Worldwide, Inc. (I)	4,098	9,466
Overstock.com, Inc. (I)(L)	1,899	28,808
PetMed Express, Inc.	3,391	39,132
priceline.com, Inc. (I)	8,045	5,335,122
Rakuten, Inc.	40,200	338,908
Shutterfly, Inc. (I)(L)	5,783	155,852
TripAdvisor, Inc. (I)(L)	17,695	675,772
Vitacost.com, Inc. (I)(L)	3,523	25,542

		23,891,712
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (I)	2,043	76,878
Black Diamond, Inc. (I)	3,477	28,650
Brunswick Corp.	14,432	371,913
Callaway Golf Company	10,524	70,932
Giant Manufacturing Company, Ltd.	15,000	79,508
Hasbro, Inc. (L)	18,714	719,740
JAKKS Pacific, Inc. (L)	3,589	44,791
Johnson Outdoors, Inc., Class A (I)	1,013	21,151
LeapFrog Enterprises, Inc. (I)(L)	8,107	73,855
Marine Products Corp.	1,810	9,919
Mattel, Inc. (L)	55,046	2,064,775
Namco Bandai Holdings, Inc.	10,200	143,380
Nikon Corp.	18,800	528,061
Polaris Industries, Inc. (L)	13,012	1,103,548
Sankyo Company, Ltd.	2,900	119,235
Sega Sammy Holdings, Inc.	11,500	192,521
Shimano, Inc.	4,200	277,657
Smith & Wesson Holding Corp. (I)(L)	10,467	110,950
Steinway Musical Instruments, Inc. (I)	1,160	26,448
Sturm Ruger & Company, Inc. (L)	3,082	180,574
Yamaha Corp.	8,400	77,196

		6,321,682
Media - 2.6%
AMC Networks, Inc., Class A (I)	11,718	618,242
Arbitron, Inc. (L)	4,283	155,773
Axel Springer AG	2,705	117,840

200

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Beasley Broadcasting Group, Inc., Class A (I)	722	$3,531
BEC World PCL	63,600	120,716
Belo Corp., Class A	15,120	108,864
British Sky Broadcasting Group PLC	74,270	903,343
Cablevision Systems Corp., Class A	34,840	482,186
Carmike Cinemas, Inc. (I)	2,930	44,302
CBS Corp., Class B	96,106	3,457,894
Central European Media
Enterprises, Ltd., Class A (I)(L)	5,958	27,586
Cinemark Holdings, Inc.	20,886	568,099
Comcast Corp., Class A	432,038	16,063,173
Crown Media Holdings, Inc., Class A (I)	5,420	9,919
Cumulus Media, Inc., Class A (I)(L)	9,762	22,355
Daily Journal Corp. (I)	164	14,862
Dentsu, Inc.	10,000	246,085
Dial Global, Inc. (I)	759	197
Digital Domain Media Group, Inc. (I)	1,587	79
Digital Generation, Inc. (I)(L)	4,452	47,280
DIRECTV (I)	101,373	5,038,238
Discovery Communications, Inc., Class A (I)	39,905	2,410,661
DreamWorks Animation
SKG, Inc., Class A (I)(L)	14,640	250,783
Entercom
Communications Corp., Class A (I)(L)	3,920	24,892
Entravision Communications Corp., Class A	7,861	11,792
Eutelsat Communications	4,638	143,459
Fairfax Media, Ltd. (L)	127,244	64,553
Fisher Communications, Inc.	1,491	37,439
Gannett Company, Inc. (L)	37,365	668,834
Global Sources, Ltd. (I)	3,003	18,138
Hakuhodo DY Holdings, Inc.	1,470	94,410
Harte-Hanks, Inc.	7,402	39,157
ITV PLC	250,071	396,478
JCDecaux SA	2,274	51,483
John Wiley & Sons, Inc., Class A	9,569	408,596
Journal Communications, Inc., Class A (I)	6,894	38,675
Jupiter Telecommunications Company, Ltd.	117	152,779
Kabel Deutschland Holding AG	5,751	415,880
Lagardere SCA	3,980	119,875
Lamar Advertising Company, Class A (I)(L)	11,252	441,866
LIN TV Corp., Class A (I)	5,073	32,873
Lions Gate Entertainment Corp. (I)(L)	13,670	223,915
Live Nation Entertainment, Inc. (I)	22,612	198,533
Martha Stewart Living
Omnimedia, Inc., Class A	4,718	12,456
MDC Partners, Inc., Class A	4,173	44,234
Mediaset SpA	46,903	77,553
Meredith Corp. (L)	13,206	411,763
Modern Times Group AB, B Shares	1,235	41,393
Naspers, Ltd.	22,598	1,394,939
National CineMedia, Inc.	9,119	130,402
News Corp., Class A	328,718	8,099,612
Nexstar Broadcasting
Group, Inc., Class A (I)(L)	1,923	17,307
Omnicom Group, Inc.	42,887	2,133,199
Outdoor Channel Holdings, Inc.	2,321	17,245
Pearson PLC	55,160	1,041,495
Publicis Groupe SA	6,316	357,239
ReachLocal, Inc. (I)	1,729	18,950
Reading International, Inc., Class A (I)	2,798	15,921
Reed Elsevier NV	21,931	316,631
Reed Elsevier PLC	82,145	847,620
Rentrak Corp. (I)	1,571	30,195
Saga Communications, Inc., Class A (L)	548	24,852
Salem Communications Corp., Class A	1,584	8,205

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Scholastic Corp. (L)	9,557	$268,169
Scripps Networks Interactive, Inc., Class A	13,953	823,785
SES SA	10,628	300,593
Shaw Communications, Inc., Class B (L)	9,535	210,214
Sinclair Broadcast Group, Inc., Class A (L)	8,175	90,170
Singapore Press Holdings, Ltd.	105,000	359,255
The EW Scripps Company, Class A (I)	4,893	49,811
The Interpublic Group of Companies, Inc.	70,578	763,654
The McClatchy Company, Class A (I)(L)	9,221	30,890
The McGraw-Hill Companies, Inc.	45,241	2,402,750
The New York Times Company, Class A (I)	46,863	380,059
The Walt Disney Company	289,703	14,386,651
The Washington Post Company, Class B (L)	733	269,055
Thomson Reuters Corp. (L)	9,234	254,241
Time Warner Cable, Inc. (L)	49,466	4,693,829
Time Warner, Inc.	153,213	7,246,975
Toho Company, Ltd.	6,700	113,036
Valassis Communications, Inc. (I)(L)	14,541	377,775
Value Line, Inc.	502	4,578
Viacom, Inc., Class B	76,438	3,944,965
Wolters Kluwer NV	9,590	184,434
World Wrestling Entertainment, Inc., Class A	4,336	34,992
WPP PLC	85,236	1,169,303

		87,696,030
Multiline Retail - 0.7%
Big Lots, Inc. (I)(L)	9,617	270,815
Canadian Tire Corp., Ltd.	2,005	133,014
Dollar General Corp. (I)	42,362	2,118,100
Dollar Tree, Inc. (I)	37,188	1,552,227
Family Dollar Stores, Inc.	15,661	1,115,063
Far Eastern Department Stores Company, Ltd.	47,480	49,354
Fred’s, Inc., Class A (L)	5,986	79,614
Golden Eagle Retail Group, Ltd.	49,000	115,600
Gordmans Stores, Inc. (I)	1,423	20,577
Harvey Norman Holding, Ltd. (L)	32,552	61,380
Hyundai Department Store Company, Ltd.	546	75,877
Intime Department Store Group Company, Ltd.	72,000	82,559
Isetan Mitsukoshi Holdings, Ltd.	20,040	179,380
J Front Retailing Company, Ltd.	26,000	125,926
J.C. Penney Company, Inc. (L)	22,992	412,476
Kohl’s Corp.	34,835	1,555,383
Lifestyle International Holdings, Ltd.	33,000	68,938
Lojas Renner SA	8,200	299,902
Lotte Shopping Company, Ltd.	370	122,485
Macy’s, Inc.	64,991	2,515,152
Marks & Spencer Group PLC	108,549	679,232
Marui Group Company, Ltd.	13,200	89,580
Next PLC	11,260	660,396
Nordstrom, Inc.	24,664	1,334,076
Parkson Holdings BHD	37,399	55,729
Parkson Retail Group, Ltd.	99,500	71,189
PPR	2,653	494,745
Saks, Inc. (I)(L)	38,601	405,311
Shinsegae Company, Ltd.	248	46,144
Takashimaya Company, Ltd.	15,000	95,455
Target Corp.	105,738	6,675,240
The Bon-Ton Stores, Inc.	1,984	23,510
Tuesday Morning Corp. (I)	6,871	43,356
Woolworths Holdings, Ltd.	43,760	348,865

		21,976,650
Specialty Retail - 2.1%
Aaron’s, Inc. (L)	14,402	413,337
ABC-MART, Inc.	1,600	68,125

201

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Abercrombie & Fitch Company, Class A (L)	13,332	$611,805
Advance Auto Parts, Inc.	14,980	1,095,787
Aeropostale, Inc. (I)	29,721	410,447
American Eagle Outfitters, Inc.	36,547	774,796
Americas Car-Mart, Inc. (I)	1,305	48,155
ANN, Inc. (I)	17,544	588,601
Asbury Automotive Group, Inc. (I)	4,511	136,187
Ascena Retail Group, Inc. (I)	25,163	505,776
AutoNation, Inc. (I)	6,236	242,830
AutoZone, Inc. (I)	6,044	2,319,506
Barnes & Noble, Inc. (I)(L)	12,270	176,075
bebe stores, Inc.	6,199	23,308
Bed Bath & Beyond, Inc. (I)	37,483	2,201,002
Belle International Holdings, Ltd.	332,888	698,383
Best Buy Company, Inc. (L)	42,943	562,983
Big 5 Sporting Goods Corp.	2,785	38,990
Body Central Corp. (I)(L)	2,581	26,404
Brown Shoe Company, Inc. (L)	6,901	131,464
Cabela’s, Inc. (I)(L)	16,958	810,084
CarMax, Inc. (I)	36,869	1,336,870
Casual Male Retail Group, Inc. (I)	7,039	26,959
Chico’s FAS, Inc.	33,912	632,459
China ZhengTong Auto
Services Holdings, Ltd. (I)	66,000	43,363
Cia Hering	9,400	210,453
Citi Trends, Inc. (I)	2,522	35,207
Conn’s, Inc. (I)(L)	2,527	71,464
Destination Maternity Corp.	2,186	48,573
Dick’s Sporting Goods, Inc. (L)	19,842	1,041,903
Express, Inc. (I)	14,460	215,888
Fast Retailing Company, Ltd.	2,900	658,499
Five Below, Inc. (I)	1,784	66,276
Foot Locker, Inc.	30,851	1,105,700
Francesca’s Holdings Corp. (I)(L)	5,618	146,237
GameStop Corp., Class A (L)	19,929	523,136
Genesco, Inc. (I)	3,949	218,498
GOME Electrical
Appliances Holdings, Ltd. (I)	705,695	71,898
Group 1 Automotive, Inc. (L)	3,695	224,508
Guess?, Inc. (L)	12,525	324,022
h.h.gregg, Inc. (I)(L)	2,598	19,225
Haverty Furniture Companies, Inc.	3,139	52,578
Hengdeli Holdings, Ltd.	156,000	55,272
Hennes & Mauritz AB, B Shares	28,989	941,195
Hibbett Sports, Inc. (I)(L)	4,270	229,470
Hot Topic, Inc. (L)	6,825	68,114
Hotai Motor Company, Ltd.	12,000	88,802
Inditex SA	5,737	786,308
Jos A. Bank Clothiers, Inc. (I)(L)	4,501	193,993
Kingfisher PLC	160,229	714,093
Kirkland’s, Inc. (I)	2,198	19,980
Limited Brands, Inc. (L)	38,517	2,008,662
Lithia Motors, Inc., Class A (L)	3,502	125,302
Lowe’s Companies, Inc.	184,155	6,646,154
Lumber Liquidators Holdings, Inc. (I)(L)	4,442	238,447
MarineMax, Inc. (I)(L)	3,274	27,043
Mattress Firm Holding Corp. (I)	1,778	50,869
Monro Muffler Brake, Inc. (L)	5,013	160,817
Mr. Price Group, Ltd.	14,078	210,573
New York & Company, Inc. (I)	4,303	16,007
Nitori Holdings Company, Ltd.	1,950	145,081
O’Reilly Automotive, Inc. (I)(L)	19,196	1,805,960
Office Depot, Inc. (I)	104,071	349,679
OfficeMax, Inc. (L)	13,971	139,710

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Orchard Supply Hardware
Stores Corp., Class A (I)	293 $	2,271
Penske Automotive Group, Inc. (L)	6,861	199,861
Perfumania Holdings, Inc. (I)	785	3,886
PetSmart, Inc.	17,468	1,234,289
Pier 1 Imports, Inc. (L)	15,680	300,899
RadioShack Corp. (L)	16,000	32,480
Rent-A-Center, Inc. (L)	21,680	753,597
Ross Stores, Inc.	36,155	2,057,943
rue21, Inc. (I)	2,506	71,947
Sanrio Company, Ltd. (L)	2,500	90,066
Select Comfort Corp. (I)	9,164	245,412
Shimamura Company, Ltd.	1,300	131,512
Shoe Carnival, Inc.	2,340	51,737
Signet Jewelers, Ltd.	16,526	888,273
Sonic Automotive, Inc., Class A (L)	6,499	128,290
Stage Stores, Inc. (L)	4,941	127,824
Staples, Inc. (L)	110,176	1,289,059
Stein Mart, Inc. (I)	4,537	38,746
Systemax, Inc. (I)	1,660	17,098
Teavana Holdings, Inc. (I)(L)	1,386	20,444
The Buckle, Inc. (L)	4,481	229,203
The Cato Corp., Class A (L)	4,443	129,114
The Children’s Place Retail Stores, Inc. (I)(L)	3,917	190,405
The Finish Line, Inc., Class A (L)	8,206	169,290
The Foschini Group, Ltd.	12,152	174,865
The Gap, Inc.	48,144	1,659,042
The Home Depot, Inc.	243,391	15,837,452
The Men’s Wearhouse, Inc.	8,222	266,722
The Pep Boys - Manny, Moe & Jack (L)	8,517	90,025
The Wet Seal, Inc., Class A (I)	14,696	43,206
Tiffany & Co.	19,220	1,133,596
Tilly’s, Inc., Class A (I)	1,532	20,268
TJX Companies, Inc.	118,851	5,269,853
Tractor Supply Company	14,482	1,297,877
Truworths International, Ltd.	25,711	275,250
Urban Outfitters, Inc. (I)	17,623	664,387
USS Company, Ltd.	1,300	139,053
Vitamin Shoppe, Inc. (I)(L)	4,751	281,544
West Marine, Inc. (I)	2,341	24,206
Williams-Sonoma, Inc.	17,694	800,830
Winmark Corp.	347	19,602
Yamada Denki Company, Ltd. (L)	4,770	168,653
Zhongsheng Group Holdings, Ltd. (L)	42,000	51,944
Zumiez, Inc. (I)	3,533	73,062

		70,674,375
Textiles, Apparel & Luxury Goods - 0.9%
Adidas AG	13,255	1,167,228
Anta Sports Products, Ltd.	62,000	44,818
Asics Corp.	8,500	126,451
Bosideng International Holdings, Ltd.	206,000	62,935
Burberry Group PLC	29,766	614,045
Carter’s, Inc. (I)(L)	10,363	549,654
Cherokee, Inc.	1,474	21,122
Christian Dior SA	1,948	315,405
Cie Financiere Richemont SA	29,625	2,284,939
Coach, Inc.	46,046	2,663,301
Columbia Sportswear Company (L)	1,993	115,395
Crocs, Inc. (I)	14,530	193,976
Culp, Inc.	1,475	21,004
Daphne International Holdings, Ltd.	66,000	87,458
Deckers Outdoor Corp. (I)(L)	7,569	289,817
Delta Apparel, Inc. (I)(L)	1,260	18,283
Fifth & Pacific Companies, Inc. (I)	17,552	211,502

202

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Formosa Taffeta Company, Ltd.	41,000	$38,808
Fossil, Inc. (I)	8,841	764,216
G-III Apparel Group, Ltd. (I)(L)	2,685	102,164
Gildan Activewear, Inc.	2,996	104,898
Hanesbrands, Inc. (I)(L)	19,939	719,798
Hugo Boss AG	1,593	167,148
Iconix Brand Group, Inc. (I)(L)	11,481	231,457
K-Swiss, Inc., Class A (I)(L)	4,383	13,543
Luxottica Group SpA	8,300	340,840
LVMH Moet Hennessy Louis Vuitton SA	8,958	1,571,413
Maidenform Brands, Inc. (I)	3,816	70,100
Movado Group, Inc.	2,839	98,485
NIKE, Inc., Class B	59,359	5,786,315
Oxford Industries, Inc.	2,260	123,486
Perry Ellis International, Inc. (I)(L)	1,931	41,864
Pou Chen Corp.	110,000	113,875
PVH Corp.	14,412	1,651,471
Quiksilver, Inc. (I)	21,106	84,424
Ralph Lauren Corp.	9,861	1,549,064
RG Barry Corp.	1,488	22,811
Ruentex Industries, Ltd.	22,000	50,111
Skechers U.S.A., Inc., Class A (I)(L)	6,094	118,589
Steven Madden, Ltd. (I)	6,355	282,861
The Jones Group, Inc.	13,233	155,620
The Swatch Group AG (Bearer Shares)	1,753	847,222
The Swatch Group AG (Swiss Exchange)	2,415	200,223
The Warnaco Group, Inc. (I)	14,982	1,077,056
True Religion Apparel, Inc. (L)	4,166	108,691
Tumi Holdings, Inc. (I)(L)	3,486	78,330
Under Armour, Inc., Class A (I)(L)	15,792	818,499
Unifi, Inc. (I)	2,298	31,804
Vera Bradley, Inc. (I)(L)	3,253	90,141
VF Corp. (L)	14,195	2,278,439
Wolverine World Wide, Inc. (L)	7,852	339,835
Yue Yuen Industrial Holdings, Ltd.	48,000	167,139

		29,028,073

		368,010,478
Consumer Staples - 9.7%
Beverages - 2.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	60,754	884,376
Anheuser-Busch InBev NV	27,464	2,408,192
Asahi Group Holdings, Ltd.	22,400	506,187
Beam, Inc.	25,570	1,434,733
Brown-Forman Corp., Class B (L)	24,452	1,716,041
Central European Distribution Corp. (I)(L)	10,387	17,554
Coca-Cola Amatil, Ltd.	35,216	505,102
Coca-Cola Bottling Company Consolidated	776	53,265
Coca-Cola Enterprises, Inc.	44,697	1,393,652
Coca-Cola Icecek AS	19,267	377,228
Coca-Cola West Company, Ltd.	4,800	74,652
Companhia de Bebidas das Americas	50,100	2,074,995
Constellation Brands, Inc., Class A (I)	23,766	852,724
Craft Brewers Alliance, Inc. (I)	1,562	9,966
Diageo PLC	170,557	5,088,666
Dr. Pepper Snapple Group, Inc. (L)	33,996	1,524,721
Heineken Holding NV	3,543	191,814
Heineken NV	7,379	486,615
Kirin Holdings Company, Ltd.	50,000	614,780
Molson Coors Brewing Company, Class B	25,126	1,041,724
Monster Beverage Corp. (I)	24,783	1,289,955
National Beverage Corp. (I)(L)	1,819	31,214
PepsiCo, Inc.	251,276	17,642,088
Pernod-Ricard SA	7,650	866,122

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
Remy Cointreau SA	954	$106,877
SABMiller PLC	65,160	2,951,512
The Boston Beer
Company, Inc., Class A (I)(L)	1,263	142,681
The Coca-Cola Company	625,116	23,704,399
Tsingtao Brewery Company, Ltd., H Shares	22,000	123,863

		68,115,698
Food & Staples Retailing - 2.1%
Aeon Company, Ltd.	33,100	370,753
Alimentation Couche Tard, Inc.	3,241	160,101
BIM Birlesik Magazalar AS	31,464	1,430,985
Carrefour SA	19,993	493,881
Casey’s General Stores, Inc.	6,196	306,082
Casino Guichard Perrachon SA	1,954	177,480
China Resources Enterprises, Ltd.	84,855	302,476
Colruyt SA	2,653	122,233
Costco Wholesale Corp.	69,806	7,259,126
CP ALL PCL	285,800	367,851
CVS Caremark Corp.	205,415	9,553,852
Delhaize Group SA	3,475	128,691
Distribuidora Internacional
de Alimentacion SA	16,580	102,891
E-Mart Company, Ltd.	761	153,197
Empire Company, Ltd.	784	45,492
FamilyMart Company, Ltd.	3,400	150,879
George Weston, Ltd.	1,219	77,188
Harris Teeter Supermarkets, Inc. (L)	17,215	653,998
Ingles Markets, Inc., Class A	2,179	35,496
J Sainsbury PLC	82,434	450,956
Jeronimo Martins SGPS SA	24,815	463,088
Kesko OYJ, B Shares	2,833	89,413
Koninklijke Ahold NV	32,524	412,926
Lawson, Inc.	3,400	230,341
Loblaw Companies, Ltd. (L)	2,787	93,905
Magnit OJSC, GDR	10,418	367,792
Massmart Holdings, Ltd.	6,117	126,710
Metcash, Ltd.	51,233	183,372
Metro AG	8,160	228,521
Metro, Inc. (L)	2,515	154,847
Nash Finch Company	2,022	42,664
Natural Grocers by Vitamin Cottage, Inc. (I)	1,208	23,157
Olam International, Ltd. (L)	101,789	131,260
Pick’n Pay Stores, Ltd.	15,176	68,893
President Chain Store Corp.	27,000	138,485
Pricesmart, Inc. (L)	2,940	227,909
Raia Drogasil SA	13,500	132,675
Rite Aid Corp. (I)	106,661	107,728
Roundy’s, Inc. (L)	3,236	15,371
Safeway, Inc. (L)	38,669	661,627
Seven & I Holdings Company, Ltd.	41,300	1,206,408
Shoppers Drug Mart Corp. (L)	5,319	223,876
Shoprite Holdings, Ltd.	25,262	545,439
Spartan Stores, Inc.	3,597	54,099
Sun Art Retail Group, Ltd.	137,500	210,724
SUPERVALU, Inc. (L)	78,016	185,678
Susser Holdings Corp. (I)	1,834	66,959
Sysco Corp. (L)	94,713	2,997,666
Tesco PLC	543,350	2,830,501
The Andersons, Inc.	3,017	127,257
The Chefs’ Warehouse, Inc. (I)	1,761	27,841
The Kroger Company (L)	87,944	2,307,651
The Pantry, Inc. (I)	3,943	50,628
The Spar Group, Ltd.	10,469	146,879
United Natural Foods, Inc. (I)	7,909	409,449

203

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Village Super Market, Inc., Class A	1,400	$52,724
Wal-Mart Stores, Inc.	271,369	19,543,995
Walgreen Company	138,386	4,692,669
Weis Markets, Inc.	1,864	72,901
Wesfarmers, Ltd.	59,466	2,215,613
Whole Foods Market, Inc.	27,729	2,588,779
WM Morrison Supermarkets PLC	158,594	683,093
Woolworths, Ltd.	72,672	2,226,353
Wumart Stores, Inc., H Shares	37,000	77,302

		69,788,776
Food Products - 2.2%
Ajinomoto Company, Inc.	37,000	529,154
Alico, Inc.	576	19,826
Annie’s, Inc. (I)	814	29,198
Archer-Daniels-Midland Company (L)	106,340	2,839,278
Aryzta AG (I)	5,209	263,576
Associated British Foods PLC	25,374	600,946
Astra Agro Lestari Tbk PT	23,720	44,465
B&G Foods, Inc. (L)	8,488	247,680
Barry Callebaut AG	121	122,732
BRF - Brasil Foods SA	43,900	797,136
Cal-Maine Foods, Inc. (L)	2,351	108,075
Calavo Growers, Inc.	1,957	47,085
Campbell Soup Company (L)	29,082	1,068,764
Charoen Pokphand Foods PCL	201,100	214,529
Charoen Pokphand Indonesia Tbk PT	444,603	158,550
China Agri-Industries Holdings, Ltd.	120,784	69,281
China Mengniu Dairy Company, Ltd.	90,498	253,937
China Yurun Food Group, Ltd. (I)(L)	98,400	61,672
Chiquita Brands International, Inc. (I)	7,406	52,805
CJ CheilJedang Corp.	312	96,941
ConAgra Foods, Inc.	65,564	1,957,741
Danone SA	20,656	1,310,193
Darling International, Inc. (I)	19,014	320,766
DE Master Blenders 1753 NV (I)	18,894	217,453
Dean Foods Company (I)	29,844	511,526
Diamond Foods, Inc. (L)	3,579	50,965
Dole Food Company, Inc. (I)(L)	5,780	66,354
Farmer Brothers Company (I)	1,207	13,410
Felda Global Ventures Holdings BHD	68,000	101,812
Flowers Foods, Inc.	23,517	553,590
Fresh Del Monte Produce, Inc.	6,181	160,397
General Mills, Inc.	104,672	4,290,505
Genting Plantations BHD	14,100	39,639
Golden Agri-Resources, Ltd.	447,240	242,118
Green Mountain Coffee Roasters, Inc. (I)(L)	26,371	967,025
Griffin Land & Nurseries, Inc.	487	12,355
H.J. Heinz Company (L)	51,705	3,022,674
Hillshire Brands Company	24,268	675,864
Hormel Foods Corp. (L)	21,647	671,273
Indofood Sukses Makmur Tbk PT	264,517	161,598
Ingredion, Inc.	15,564	1,010,882
Inventure Foods, Inc. (I)	2,083	13,519
IOI Corp. BHD	199,700	325,674
J&J Snack Foods Corp.	2,317	145,739
JBS SA (I)	27,800	70,385
John B. Sanfilippo & Son, Inc. (I)	1,298	23,001
Kellogg Company	39,854	2,210,303
Kerry Group PLC	11,293	591,673
Kerry Group PLC (London Exchange)	2,564	134,036
Kikkoman Corp.	10,000	141,790
Kraft Foods Group, Inc. (I)	95,512	4,319,053
Kuala Lumpur Kepong BHD	29,800	202,302
Lancaster Colony Corp. (L)	6,967	527,681

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Lifeway Foods, Inc. (L)	735	$6,078
Limoneira Company	1,378	26,761
Lindt & Spruengli AG - PC	52	167,216
Lindt & Spruengli AG - REG	6	226,700
Lotte Confectionery Company, Ltd.	29	39,304
McCormick & Company, Inc., Non-
Voting Shares (L)	21,415	1,382,552
Mead Johnson Nutrition Company	32,900	2,243,451
MEIJI Holdings Company, Ltd.	3,800	169,321
Mondelez International, Inc., Class A	286,534	7,418,365
Nestle SA	187,616	12,281,635
Nippon Meat Packers, Inc.	11,000	164,786
Nisshin Seifun Group, Inc.	12,500	160,201
Nissin Food Products Company, Ltd.	3,900	153,950
Omega Protein Corp. (I)	3,290	20,464
Orion Corp.	141	146,221
Pilgrim’s Pride Corp. (I)(L)	9,779	69,822
Post Holdings, Inc. (I)	11,127	383,214
PPB Group BHD	29,400	116,064
Ralcorp Holdings, Inc. (I)	11,242	1,002,112
Sanderson Farms, Inc. (L)	3,718	178,352
Saputo, Inc. (L)	3,566	165,278
Seneca Foods Corp., Class A (I)	1,491	46,191
Smart Balance, Inc. (I)(L)	9,543	118,619
Smithfield Foods, Inc. (I)	27,483	614,795
Snyders-Lance, Inc. (L)	7,156	172,316
Standard Foods Corp.	16,920	46,473
Suedzucker AG	4,611	181,646
Tate & Lyle PLC	33,168	410,752
The Hain Celestial Group, Inc. (I)	5,960	359,209
The Hershey Company	24,485	1,794,016
The J.M. Smucker Company	17,672	1,563,265
Tiger Brands, Ltd.	9,792	329,692
Tingyi Cayman Islands Holding Corp.	142,000	415,766
Tootsie Roll Industries, Inc. (L)	8,070	219,343
Toyo Suisan Kaisha, Ltd.	6,000	164,849
TreeHouse Foods, Inc. (I)	5,812	304,781
Tyson Foods, Inc., Class A	46,751	896,217
Uni-President China Holdings, Ltd.	82,000	106,824
Uni-President Enterprises Corp.	200,710	358,539
Unilever NV	50,572	1,918,711
Unilever PLC	87,545	3,370,171
Universal Robina Corp.	61,786	116,322
Viterra, Inc.	12,137	189,994
Want Want China Holdings, Ltd.	432,000	630,717
Westway Group, Inc. (I)	1,874	10,457
Wilmar International, Ltd.	124,000	323,222
Yakult Honsha Company, Ltd.	5,700	250,398
Yamazaki Baking Company, Ltd.	8,000	93,645

		74,217,703
Household Products - 1.6%
Central Garden & Pet Company, Class A (I)	6,262	73,453
Church & Dwight Company, Inc.	28,441	1,540,080
Colgate-Palmolive Company	71,966	7,808,311
Energizer Holdings, Inc. (L)	13,158	1,049,482
Harbinger Group, Inc. (I)(L)	6,685	57,157
Henkel AG & Company, KGaA	8,337	564,907
Kimberly-Clark Corp. (L)	63,759	5,465,421
LG Household & Health Care, Ltd.	361	215,605
Oil-Dri Corp of America	782	18,393
Orchids Paper Products Company	994	21,103
Reckitt Benckiser Group PLC	44,542	2,800,824
Spectrum Brands Holdings, Inc.	3,705	177,210
Svenska Cellulosa AB, B Shares	18,650	378,300

204

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products (continued)
The Clorox Company (L)	20,927	$1,597,776
The Procter & Gamble Company	444,704	31,053,680
Unicharm Corp.	6,800	347,577
Unilever Indonesia Tbk PT	91,945	252,374
WD-40 Company	2,591	122,399

		53,544,052
Personal Products - 0.2%
Amorepacific Corp.	124	140,566
AMOREPACIFIC Group	123	54,980
Avon Products, Inc. (L)	69,761	973,166
Beiersdorf AG	6,910	541,914
Elizabeth Arden, Inc. (I)	4,078	189,260
Hengan International Group Company, Ltd.	54,500	493,958
Hypermarcas SA (I)	23,600	170,086
Inter Parfums, Inc.	2,677	53,594
Kao Corp.	30,200	830,296
L’Oreal SA	8,738	1,186,275
Medifast, Inc. (I)(L)	2,234	70,862
Natura Cosmeticos SA	11,900	314,987
Nature’s Sunshine Products, Inc. (L)	1,902	29,158
Nutraceutical International Corp. (I)	1,298	21,508
Prestige Brands Holdings, Inc. (I)(L)	8,128	175,565
Revlon, Inc., Class A (I)(L)	1,835	27,378
Schiff Nutrition International, Inc. (I)	2,164	90,866
Shiseido Company, Ltd.	21,600	314,807
Synutra International, Inc. (I)	2,844	12,741
The Estee Lauder Companies, Inc., Class A	38,761	2,257,828
The Female Health Company (L)	3,265	23,508
USANA Health Sciences, Inc. (I)(L)	940	38,803

		8,012,106
Tobacco - 1.6%
Alliance One International, Inc. (I)(L)	13,601	44,747
Altria Group, Inc.	328,221	11,097,152
British American Tobacco Malaysia BHD	5,998	104,963
British American Tobacco PLC	132,897	6,972,171
Gudang Garam Tbk PT	28,982	159,542
Imperial Tobacco Group PLC	67,878	2,716,618
Japan Tobacco, Inc.	49,600	1,492,716
KT&G Corp.	4,107	324,996
Lorillard, Inc.	21,089	2,555,143
Philip Morris International, Inc.	272,176	24,463,179
Reynolds American, Inc.	52,953	2,315,105
Souza Cruz SA	26,000	378,051
Star Scientific, Inc. (I)(L)	23,568	66,933
Swedish Match AB	7,102	250,181
Universal Corp. (L)	8,530	425,647
Vector Group, Ltd. (L)	9,036	145,841

		53,512,985

		327,191,320
Energy - 9.8%
Energy Equipment & Services - 1.6%
AMEC PLC	21,792	364,452
Atwood Oceanics, Inc. (I)	11,617	534,382
Baker Hughes, Inc.	70,971	3,062,399
Basic Energy Services, Inc. (I)	5,034	55,475
Bolt Technology Corp.	1,432	20,692
Bristow Group, Inc.	5,799	302,128
Bumi Armada BHD	72,800	88,599
C&J Energy Services, Inc. (I)(L)	7,209	143,964
Cal Dive International, Inc. (I)	15,686	24,627
Cameron International Corp. (I)	39,764	2,145,268
CARBO Ceramics, Inc.	4,008	306,893

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
China Oilfield Services, Ltd., H Shares	108,000	$215,023
Cie Generale de Geophysique-Veritas (I)	5,219	159,111
Dawson Geophysical Company (I)	1,286	29,257
Diamond Offshore Drilling, Inc. (L)	11,224	774,456
Dresser-Rand Group, Inc. (I)	15,458	816,337
Dril-Quip, Inc. (I)(L)	13,936	980,676
Ensco PLC, Class A	37,465	2,181,587
Exterran Holdings, Inc. (I)(L)	10,467	218,446
FMC Technologies, Inc. (I)(L)	38,490	1,572,701
Forbes Energy Services, Ltd. (I)	2,287	5,306
Forum Energy Technologies, Inc. (I)	3,595	90,738
Fugro NV	2,148	128,896
Geokinetics, Inc. (I)	1,371	404
Geospace Technologies Corp. (I)	2,067	157,443
Global Geophysical Services, Inc. (I)	3,056	12,866
Gulf Islands Fabrication, Inc.	2,363	54,987
Gulfmark Offshore, Inc., Class A (I)	4,355	136,486
Halliburton Company	149,794	4,995,630
Heckmann Corp. (I)(L)	21,580	84,378
Helix Energy Solutions Group, Inc. (I)	37,093	649,498
Helmerich & Payne, Inc.	17,065	890,793
Hercules Offshore, Inc. (I)	25,575	131,967
Hornbeck Offshore Services, Inc. (I)	5,702	205,101
ION Geophysical Corp. (I)(L)	21,358	127,294
Key Energy Services, Inc. (I)	24,404	163,263
Lufkin Industries, Inc. (L)	5,440	297,894
Matrix Service Company (I)	4,258	46,710
Mitcham Industries, Inc. (I)	2,111	30,588
Nabors Industries, Ltd. (I)(L)	46,886	689,224
National Oilwell Varco, Inc.	68,850	4,702,455
Natural Gas Services Group, Inc. (I)	2,072	34,105
Newpark Resources, Inc. (I)(L)	14,564	113,599
Noble Corp.	40,785	1,406,675
Oceaneering International, Inc.	22,043	1,161,225
Oil States International, Inc. (I)	11,183	790,862
Parker Drilling Company (I)	19,080	79,945
Patterson-UTI Energy, Inc. (L)	31,003	550,613
Petrofac, Ltd.	17,518	456,878
PHI, Inc. (I)(L)	1,919	60,122
Pioneer Energy Services Corp. (I)	10,013	72,394
Precision Drilling Corp. (I)	5,330	39,921
RigNet, Inc. (I)	1,938	37,248
Rowan Companies PLC, Class A (I)	20,053	636,282
Saipem SpA	18,097	805,535
Sapurakencana Petroleum BHD (I)	139,989	130,274
SBM Offshore NV (I)	5,543	62,270
Schlumberger, Ltd.	214,261	15,345,373
Superior Energy Services, Inc. (I)	32,103	652,012
Technip SA	3,490	405,372
Tenaris SA	32,313	644,168
Tesco Corp. (I)	5,035	54,378
TETRA Technologies, Inc. (I)	12,560	87,920
TGC Industries, Inc. (I)	2,541	20,430
Tidewater, Inc.	10,179	456,630
Transocean, Ltd.	19,629	898,764
Unit Corp. (I)	8,834	396,823
Vantage Drilling Company (I)	31,027	55,849
Willbros Group, Inc. (I)	6,390	32,142
WorleyParsons, Ltd.	12,099	310,041

		53,396,244
Oil, Gas & Consumable Fuels - 8.2%
Abraxas Petroleum Corp. (I)	13,152	29,197
Adams Resources & Energy, Inc.	377	13,154
Adaro Energy Tbk PT	867,245	121,017

205

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Alon USA Energy, Inc.	1,626	$23,122
Alpha Natural Resources, Inc. (I)(L)	45,015	336,712
Amyris, Inc. (I)(L)	4,752	13,448
Anadarko Petroleum Corp.	80,678	5,904,823
Apache Corp.	63,165	4,869,390
Apco Oil and Gas International, Inc. (L)	1,507	16,050
Approach Resources, Inc. (I)	5,400	126,846
ARC Resources, Ltd. (L)	7,702	192,909
Arch Coal, Inc. (L)	77,661	521,882
Athabasca Oil Corp. (I)	8,737	97,806
ATP Oil & Gas Corp. (I)	6,895	634
Banpu PCL	7,050	90,706
Baytex Energy Corp. (L)	3,145	139,623
Berry Petroleum Company, Class A (L)	8,472	263,564
BG Group PLC	229,610	3,939,112
Bill Barrett Corp. (I)(L)	17,630	306,409
Bonanza Creek Energy, Inc. (I)	1,625	38,513
Bonavista Energy Corp. (L)	4,335	71,919
BP PLC, ADR	1,284,345	8,921,263
BPZ Resources, Inc. (I)(L)	16,968	42,929
Bumi Resources Tbk PT	876,139	53,818
Cabot Oil & Gas Corp.	33,905	1,596,926
Callon Petroleum Company (I)	6,587	30,893
Caltex Australia, Ltd.	7,809	148,953
Cameco Corp.	9,801	178,783
Canadian Natural Resources, Ltd.	28,137	809,822
Canadian Oil Sands, Ltd.	12,625	256,224
Carrizo Oil & Gas, Inc. (I)(L)	6,415	133,111
Cenovus Energy, Inc.	18,881	634,087
Ceres, Inc. (I)	899	3,731
Chesapeake Energy Corp. (L)	83,800	1,427,114
Chevron Corp.	316,807	33,483,332
China Coal Energy Company, Ltd., H Shares	291,295	293,064
China Petroleum & Chemical Corp., H Shares	1,202,030	1,272,831
China Shenhua Energy Company, Ltd.,
H Shares	243,000	994,233
Cimarex Energy Company	17,566	1,056,068
Clayton Williams Energy, Inc. (I)(L)	972	39,570
Clean Energy Fuels Corp. (I)(L)	10,681	141,630
Cloud Peak Energy, Inc. (I)	9,846	186,779
CNOOC, Ltd.	1,283,716	2,728,140
Comstock Resources, Inc. (I)(L)	7,784	127,658
ConocoPhillips	196,101	11,165,991
CONSOL Energy, Inc. (L)	36,753	1,152,207
Contango Oil & Gas Company (I)(L)	2,090	85,669
Cosan SA Industria e Comercio	7,900	145,260
Cosmo Oil Company, Ltd.	29,000	56,856
Crescent Point Energy Corp. (L)	8,394	329,642
Crimson Exploration, Inc. (I)	3,902	10,691
Crosstex Energy, Inc. (L)	6,630	85,196
CVR Energy, Inc. (I)	2,674	122,309
Delek US Holdings, Inc. (L)	2,750	72,243
Denbury Resources, Inc. (I)	63,162	974,590
Devon Energy Corp.	60,739	3,138,384
Emerald Oil, Inc. (I)	2,667	13,628
Enbridge, Inc. (L)	18,837	762,696
Encana Corp. (L)	18,607	406,475
Endeavour International Corp. (I)(L)	7,553	50,907
Energen Corp.	14,735	656,150
Energy XXI Bermuda, Ltd. (L)	12,780	404,870
Enerplus Corp. (L)	5,599	74,852
Eni SpA	172,518	4,090,072
EOG Resources, Inc.	43,598	5,127,997
EPL Oil & Gas, Inc. (I)	4,504	94,539
EQT Corp.	24,154	1,450,689

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Evolution Petroleum Corp. (I)(L)	2,882	$22,768
Exxaro Resources, Ltd.	7,039	122,150
Exxon Mobil Corp.	745,288	65,689,684
Forest Oil Corp. (I)	43,205	275,216
Formosa Petrochemical Corp.	54,000	164,194
Frontline, Ltd. (I)(L)	8,543	28,192
FX Energy, Inc. (I)	8,749	35,083
Galp Energia SGPS SA	25,826	396,168
GasLog, Ltd.	3,837	47,157
Gastar Exploration, Ltd. (I)	9,339	9,246
Gazprom OAO, (London Exchange), ADR	47,188	419,657
Gazprom OAO, ADR	158,500	1,410,650
Gevo, Inc. (I)(L)	4,593	7,349
Goodrich Petroleum Corp. (I)(L)	4,226	38,076
Green Plains Renewable Energy, Inc. (I)(L)	4,091	31,623
GS Holdings Corp.	1,828	120,482
Gulfport Energy Corp. (I)(L)	9,010	342,740
Halcon Resources Corp. (I)(L)	18,024	111,388
Hallador Energy Company	1,289	10,557
Harvest Natural Resources, Inc. (I)(L)	6,067	53,390
Hess Corp.	47,972	2,379,891
HollyFrontier Corp.	41,583	1,884,957
Husky Energy, Inc. (L)	8,094	227,171
Idemitsu Kosan Company, Ltd.	1,300	106,591
Imperial Oil, Ltd.	7,234	308,411
Indo Tambangraya Megah Tbk PT	23,828	97,468
Inner Mongolia Yitai Coal Co.	43,200	240,062
Inpex Corp.	121	648,645
IRPC PCL	650,100	88,482
Japan Petroleum Exploration Company, Ltd.	1,800	62,960
JX Holdings, Inc.	121,400	651,649
Kinder Morgan, Inc.	102,154	3,453,827
KiOR, Inc., Class A (I)(L)	4,199	27,084
Knightsbridge Tankers, Ltd. (L)	3,934	22,778
Kodiak Oil & Gas Corp. (I)	42,609	365,585
Kunlun Energy Company, Ltd.	234,000	476,426
LUKOIL OAO, ADR (I)	16,000	1,006,880
LUKOIL OAO, ADR (London Exchange) (I)	4,023	253,314
Lundin Petroleum AB (I)	6,945	164,080
Magnum Hunter Resources Corp. (I)(L)	23,795	95,894
Marathon Oil Corp.	113,829	3,511,625
Marathon Petroleum Corp.	54,621	3,252,134
Matador Resources Company (I)	2,294	20,394
McMoRan Exploration Company (I)(L)	16,410	139,977
MEG Energy Corp. (I)	3,456	124,553
Midstates Petroleum Company, Inc. (I)	3,769	25,893
Miller Energy Resources, Inc. (I)(L)	5,065	22,995
Murphy Oil Corp.	29,797	1,690,682
Neste Oil OYJ	6,172	78,943
Newfield Exploration Company (I)	21,794	530,466
Nexen, Inc.	13,521	331,985
Noble Energy, Inc.	28,712	2,806,598
Nordic American Tankers, Ltd. (L)	8,525	77,492
Northern Oil and Gas, Inc. (I)(L)	22,363	351,099
NovaTek OAO, GDR	3,678	403,399
NovaTek OAO, GDR (London Exchange) (I)	986	108,164
Oasis Petroleum, Inc. (I)(L)	12,928	390,684
Occidental Petroleum Corp.	130,774	9,835,513
OGX Petroleo e Gas Participacoes SA (I)	86,500	175,688
OMV AG	10,020	358,256
Origin Energy, Ltd.	64,080	734,151
Overseas Shipholding Group, Inc. (L)	3,709	4,525
Pacific Rubiales Energy Corp.	7,840	171,030
Panhandle Oil and Gas, Inc., Class A (L)	1,032	29,226
PDC Energy, Inc. (I)(L)	4,857	174,269

206

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Peabody Energy Corp. (L)	43,325	$1,087,891
Pembina Pipeline Corp. (L)	6,952	196,869
Pengrowth Energy Trust (L)	13,442	69,960
Penn Virginia Corp. (L)	8,907	39,458
Penn West Petroleum, Ltd. (L)	11,797	131,823
PetroChina Company, Ltd., H Shares	1,511,739	2,010,222
Petroleo Brasileiro SA	196,200	1,753,753
Petronas Dagangan BHD	15,400	117,113
Petroquest Energy, Inc. (I)(L)	9,209	49,084
Phillips 66	101,223	5,301,049
Pioneer Natural Resources Company	19,865	2,125,555
Plains Exploration & Production Company (I)	26,353	940,802
Progress Energy Resources Corp.	4,908	99,706
PTT Exploration & Production PCL	75,456	390,866
PTT PCL	55,643	580,171
QEP Resources, Inc.	28,702	807,100
Quicksilver Resources, Inc. (I)(L)	43,360	137,451
Range Resources Corp.	26,235	1,679,565
Reliance Industries, Ltd., GDR (S)	14,767	434,593
Reliance Industries, Ltd., GDR
(London Exchange) (S)	93,511	2,752,681
Renewable Energy Group, Inc. (I)	1,105	6,542
Rentech, Inc. (I)	36,851	103,920
Repsol SA	21,200	449,613
Resolute Energy Corp. (I)(L)	7,886	67,346
REX American Resources Corp. (I)	909	17,126
Rex Energy Corp. (I)(L)	7,007	92,142
Rosetta Resources, Inc. (I)	19,377	870,802
Rosneft OAO (I)	9,828	77,377
Rosneft OAO, GDR (I)	41,615	324,712
Royal Dutch Shell PLC, B Shares	179,883	6,208,784
Royal Dutch Shell PLC, Class A	248,340	8,312,973
S-Oil Corp.	1,622	146,616
Sanchez Energy Corp. (I)	1,892	34,567
Santos, Ltd.	57,186	664,702
Saratoga Resources, Inc. (I)	3,252	12,520
Sasol, Ltd.	31,489	1,325,656
Scorpio Tankers, Inc. (I)	6,224	39,834
SemGroup Corp., Class A (I)	6,753	254,453
Ship Finance International, Ltd. (L)	7,885	127,658
Showa Shell Sekiyu KK	9,800	57,276
SK Innovation Company, Ltd.	2,168	331,764
SM Energy Company	13,310	661,374
Solazyme, Inc. (I)	5,374	40,090
Southwestern Energy Company (I)(L)	56,216	1,951,257
Spectra Energy Corp.	105,412	2,946,265
Stone Energy Corp. (I)	8,007	165,985
Suncor Energy, Inc. (L)	39,144	1,279,120
Surgutneftegas OAO, ADR	47,594	407,405
Surgutneftegas OAO, ADR (London Exchange)	7,473	62,940
Surgutneftegas OAO, Class B, ADR	2,000	12,500
Swift Energy Company (I)(L)	6,936	107,369
Synergy Resources Corp. (I)	6,297	24,369
Talisman Energy, Inc.	27,042	304,354
Tambang Batubara Bukit Asam Persero
Tbk PT	48,590	70,764
Targa Resources Corp.	4,693	235,072
Tatneft OAO, ADR	4,429	175,300
Tatneft OAO, ADR, (London Exchange)	5,996	237,270
Teekay Tankers, Ltd., Class A (L)	10,193	28,133
Tesoro Corp. (L)	22,571	954,302
Thai Oil PCL	52,985	113,943
The Williams Companies, Inc.	101,149	3,321,733
TonenGeneral Sekiyu KK	14,000	130,539
Total SA	74,522	3,733,973

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Tourmaline Oil Corp. (I)	3,401	$113,053
TransCanada Corp. (L)	17,601	814,712
Triangle Petroleum Corp. (I)	7,177	44,856
Tullow Oil PLC	61,773	1,362,645
Tupras Turkiye Petrol Rafinerileri AS	37,187	992,273
Ultrapar Participacoes SA	21,600	444,777
Uranerz Energy Corp. (I)	10,544	14,024
Uranium Energy Corp. (I)(L)	13,976	31,586
Vaalco Energy, Inc. (I)(L)	9,424	79,821
Valero Energy Corp.	89,062	2,873,140
Vermilion Energy, Inc. (L)	2,866	145,817
W&T Offshore, Inc.	5,641	93,471
Warren Resources, Inc. (I)	11,902	32,731
Western Refining, Inc. (L)	9,255	268,858
Westmoreland Coal Company (I)	1,822	17,892
Whitehaven Coal, Ltd.	27,151	84,247
Woodside Petroleum, Ltd.	39,274	1,386,137
World Fuel Services Corp.	14,721	573,383
WPX Energy, Inc. (I)	32,136	507,427
Yanzhou Coal Mining Company, Ltd.,
H Shares	135,210	207,887
ZaZa Energy Corp. (I)	3,965	7,573

		276,689,836

		330,086,080
Financials - 18.0%
Capital Markets - 1.9%
3i Group PLC	69,215	234,803
Aberdeen Asset Management PLC	61,178	331,496
Affiliated Managers Group, Inc. (I)	10,490	1,351,846
Ameriprise Financial, Inc.	34,024	2,064,236
Apollo Investment Corp.	74,307	603,373
Arlington Asset Investment Corp., Class A	1,807	39,103
Artio Global Investors, Inc.	4,966	11,223
BGC Partners, Inc., Class A	16,002	57,607
BlackRock Kelso Capital Corp.	11,961	120,806
BlackRock, Inc.	20,658	4,070,452
Calamos Asset Management, Inc., Class A	3,248	31,830
Capital Securities Corp.	110,000	41,080
Capital Southwest Corp. (L)	412	44,224
CETIP SA - Mercados Organizados	14,500	148,949
China Everbright, Ltd.	63,784	92,397
CI Financial Corp. (L)	4,746	114,667
CIFC Corp. (I)	1,017	6,956
CITIC Securities Company, Ltd.	40,500	75,914
Cohen & Steers, Inc. (L)	3,008	85,969
Cowen Group, Inc., Class A (I)	13,685	31,749
Credit Suisse Group AG	69,608	1,649,631
Daewoo Securities Company, Ltd.	6,123	60,487
Daiwa Securities Group, Inc.	91,000	405,469
Deutsche Bank AG	57,949	2,558,019
Diamond Hill Investment Group, Inc.	460	36,814
Duff & Phelps Corp., Class A (L)	5,095	61,853
E*TRADE Financial Corp. (I)(L)	41,458	349,076
Eaton Vance Corp. (L)	23,532	750,200
Epoch Holding Corp. (L)	2,616	57,317
Evercore Partners, Inc., Class A	4,620	126,911
FBR & Company (I)	5,535	18,542
Federated Investors, Inc., Class B (L)	15,130	300,331
Fidus Investment Corp.	2,042	34,714
Fifth Street Finance Corp.	14,719	158,671
Financial Engines, Inc. (I)	7,513	196,991
Franklin Resources, Inc.	22,312	2,945,630
FXCM, Inc., Class A (L)	3,844	38,478

207

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
GAM Holding AG	11,242	$144,312
GAMCO Investors, Inc., Class A (L)	953	46,697
GFI Group, Inc. (L)	11,380	31,750
Gladstone Capital Corp. (L)	3,564	29,332
Gladstone Investment Corp.	4,412	30,972
Golub Capital BDC, Inc.	2,618	41,391
Greenhill & Company, Inc.	10,158	482,708
GSV Capital Corp. (I)(L)	3,075	24,600
Harris & Harris Group, Inc. (I)	4,710	15,213
Hercules Technology Growth Capital, Inc.	8,612	92,579
HFF, Inc., Class A (I)(L)	5,311	78,762
Horizon Technology Finance Corp.	1,359	19,094
Hyundai Securities Company, Ltd.	4,478	33,739
ICAP PLC	38,408	179,461
ICG Group, Inc. (I)	5,743	64,034
IGM Financial, Inc.	3,078	125,803
INTL. FCStone, Inc. (I)(L)	2,276	39,443
Invesco, Ltd.	71,886	1,796,431
Investec PLC	38,763	237,221
Investec, Ltd.	15,871	97,499
Investment Technology Group, Inc. (I)	6,321	56,510
Janus Capital Group, Inc. (L)	38,269	313,806
Jefferies Group, Inc.	26,170	443,843
JMP Group, Inc.	2,426	12,737
Julius Baer Group, Ltd.	13,115	449,507
KBW, Inc.	5,622	96,980
KCAP Financial, Inc. (L)	3,664	32,353
Knight Capital Group, Inc., Class A (I)	29,375	98,994
Korea Investment Holdings Company, Ltd.	1,510	54,860
Ladenburg Thalmann
Financial Services, Inc. (I)	16,448	20,067
Legg Mason, Inc. (L)	19,408	495,486
Macquarie Group, Ltd.	19,952	685,406
Main Street Capital Corp.	4,511	138,262
Man Group PLC	124,277	152,999
Manning & Napier, Inc.	2,224	27,822
MCG Capital Corp.	12,560	56,018
Medallion Financial Corp.	3,050	36,051
Mediobanca SpA	35,993	199,249
Medley Capital Corp.	3,698	50,404
Mirae Asset Securities Company, Ltd.	944	26,411
Morgan Stanley	223,275	3,766,649
MVC Capital, Inc.	3,705	44,164
New Mountain Finance Corp.	2,659	40,364
NGP Capital Resources Company	3,768	27,130
Nomura Holdings, Inc.	202,800	844,872
Northern Trust Corp.	35,339	1,696,979
Oppenheimer Holdings, Inc., Class A	1,587	25,567
Partners Group Holding AG	878	191,383
PennantPark Investment Corp.	10,624	114,420
Piper Jaffray Companies (I)(L)	2,473	70,159
Prospect Capital Corp.	23,962	252,320
Pzena Investment Management, Inc., Class A	1,600	8,864
Ratos AB	5,695	56,704
Raymond James Financial, Inc.	22,838	862,135
Safeguard Scientifics, Inc. (I)(L)	3,286	46,431
Samsung Securities Company, Ltd.	2,304	105,301
SBI Holdings, Inc.	12,564	94,266
Schroders PLC	7,916	202,572
SEI Investments Company	27,655	608,687
Solar Capital, Ltd.	6,315	144,614
Solar Senior Capital, Ltd.	1,631	29,619
State Street Corp.	77,356	3,437,701
Stifel Financial Corp. (I)(L)	8,685	264,198
SWS Group, Inc. (I)	4,733	22,718

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
T. Rowe Price Group, Inc. (L)	40,984	$2,650,435
TCP Capital Corp.	1,042	15,640
Teton Advisors, Inc., Class A	20	300
The Bank of New York Mellon Corp. (L)	190,732	4,566,124
The Charles Schwab Corp. (L)	176,917	2,317,613
The Goldman Sachs Group, Inc.	72,762	8,570,636
THL Credit, Inc.	2,523	36,584
TICC Capital Corp.	6,741	67,545
Triangle Capital Corp.	4,399	112,262
UBS AG	207,250	3,245,924
Virtus Investment Partners, Inc. (I)	989	113,597
Waddell & Reed Financial, Inc., Class A (L)	17,532	569,615
Walter Investment Management Corp. (I)	5,774	244,125
Westwood Holdings Group, Inc.	997	39,860
WisdomTree Investments, Inc. (I)(L)	9,537	58,271
Woori Investment & Securities Company, Ltd.	4,990	49,065
Yuanta Financial Holdings Company, Ltd.	410,000	207,447

		62,189,480
Commercial Banks - 5.9%
1st Source Corp.	2,432	51,437
1st United Bancorp, Inc. (I)	4,680	26,582
ABSA Group, Ltd.	15,902	253,551
Access National Corp.	1,558	21,189
Agricultural Bank of China, Ltd., H Shares	1,529,000	672,035
Akbank TAS	531,075	2,490,019
Alliance Financial Corp.	878	37,306
Alliance Financial Group BHD	62,540	84,324
American National Bankshares, Inc.	1,283	25,827
Ameris Bancorp (I)(L)	3,697	42,109
Ames National Corp.	564	11,150
Aozora Bank, Ltd.	33,000	102,075
Arrow Financial Corp. (L)	1,818	44,850
Associated Banc-Corp. (L)	35,064	450,572
Asya Katilim Bankasi AS (I)	150,284	164,717
Australia & New Zealand Banking Group, Ltd.	157,274	4,010,115
Axis Bank, Ltd., GDR	52,419	1,290,002
Axis Bank, Ltd., GDR	1,714	42,147
Banca Monte dei Paschi di Siena SpA (I)(L)	429,230	113,796
Bancfirst Corp.	1,186	50,227
Banco Bilbao Vizcaya Argentaria SA	139,537	1,183,702
Banco de Sabadell SA (I)	71,231	198,762
Banco do Brasil SA	37,200	381,436
Banco Espirito Santo SA (I)	218,339	218,065
Banco Latinoamericano de
Comercio Exterior SA	4,749	102,578
Banco Popolare SC (I)	118,486	174,806
Banco Popular Espanol SA (I)(L)	30,184	25,197
Banco Santander Brasil SA	49,600	336,578
Banco Santander SA	255,499	1,967,266
BancorpSouth, Inc. (L)	32,454	429,366
Bangkok Bank PCL	35,900	213,934
Bangkok Bank PCL (Foreign Shares)	54,548	342,919
Bank Central Asia Tbk PT	735,330	674,049
Bank Danamon Indonesia Tbk PT	200,101	112,585
Bank Mandiri Persero Tbk PT	556,728	478,340
Bank Negara Indonesia Persero Tbk PT	444,953	171,802
Bank of Ayudhya PCL	118,200	119,651
Bank of China, Ltd., H Shares	5,378,321	2,267,228
Bank of Communications Company, Ltd.,
H Shares	487,076	355,188
Bank of East Asia, Ltd. (L)	84,293	322,892
Bank of Hawaii Corp. (L)	9,233	401,359
Bank of Kentucky Financial Corp.	1,024	25,170
Bank of Marin Bancorp, Class A	904	32,381

208

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Bank of Montreal (L)	15,957	$958,528
Bank of Nova Scotia (L)	27,453	1,547,660
Bank of the Ozarks, Inc. (L)	4,885	155,245
Bank of the Philippine Islands	50,363	109,788
Bank Pan Indonesia Tbk PT (I)	25,750	1,716
Bank Rakyat Indonesia Persero Tbk PT	662,177	487,772
Bankia SA (I)	26,013	24,326
Banner Corp.	3,167	95,168
Banque Cantonale Vaudoise	122	66,958
Bar Harbor Bankshares	651	22,251
Barclays PLC	783,961	3,093,770
BB&T Corp.	112,881	3,179,858
BBCN Bancorp, Inc.	12,835	146,062
BDO Unibank, Inc. (I)	101,420	177,284
Bendigo and Adelaide Bank, Ltd.	22,316	188,152
Berkshire Bancorp, Inc. (I)	811	6,577
BNP Paribas SA	33,688	1,884,146
BOC Hong Kong Holdings, Ltd.	227,000	696,677
Boston Private Financial Holdings, Inc. (L)	12,949	119,519
Bridge Bancorp, Inc.	1,360	27,268
Bridge Capital Holdings (I)	1,467	22,518
Bryn Mawr Bank Corp.	2,101	45,235
BS Financial Group, Inc.	5,945	66,662
BSB Bancorp, Inc. (I)	1,481	17,742
C&F Financial Corp.	627	21,343
CaixaBank	19,283	73,759
Camden National Corp.	522	18,108
Canadian Imperial Bank of Commerce (L)	9,997	807,127
Capital Bank Financial Corp., Class A (I)	204	3,521
Capital City Bank Group, Inc. (I)(L)	1,945	21,084
Cardinal Financial Corp.	4,913	73,695
Cathay General Bancorp	27,886	499,159
Centerstate Banks, Inc.	4,492	35,307
Central Pacific Financial Corp. (I)	3,718	54,915
Chang Hwa Commercial Bank	191,710	103,927
Chemical Financial Corp.	4,036	87,864
China Citic Bank Corp., Ltd., H Shares	529,200	271,465
China Construction Bank Corp., H Shares	5,164,196	3,954,422
China Development
Financial Holdings Corp. (I)	567,000	138,540
China Merchants Bank Company, Ltd.,
H Shares	276,855	528,898
China Minsheng Banking Corp., Ltd.,
H Shares (L)	370,500	363,775
Chinatrust Financial Holding Company, Ltd.	520,784	302,036
Chongqing Rural Commercial Bank, H Shares	166,000	76,202
CIMB Group Holdings BHD	300,300	737,891
Citizens & Northern Corp.	1,863	33,534
Citizens Republic Bancorp, Inc. (I)	6,557	123,075
City Holding Company	2,627	88,267
City National Corp. (L)	9,630	468,885
CNB Financial Corp.	2,040	32,334
CoBiz Financial, Inc.	6,134	43,061
Columbia Banking System, Inc. (L)	6,610	114,089
Comerica, Inc.	31,242	924,451
Commerce Bancshares, Inc.	15,977	571,650
Commerzbank AG (I)	222,939	400,461
Commonwealth Bank of Australia	93,605	5,830,372
Community Bank Systems, Inc. (L)	6,645	178,618
Community Trust Bancorp, Inc.	2,210	72,355
Credit Agricole SA (I)	34,944	265,406
Crescent Financial Bancshares, Inc. (I)	491	2,470
Cullen/Frost Bankers, Inc. (L)	12,544	685,028
CVB Financial Corp.	14,632	148,661
DBS Group Holdings, Ltd.	113,272	1,343,904

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
DGB Financial Group, Inc.	4,570	$57,152
E.Sun Financial Holding Company, Ltd.	177,050	97,808
Eagle Bancorp, Inc. (I)	3,072	59,843
East West Bancorp, Inc.	28,996	613,265
Enterprise Bancorp, Inc. (L)	1,136	18,983
Enterprise Financial Services Corp.	2,811	37,161
Erste Group Bank AG (I)	14,833	436,762
Farmers National Banc Corp.	3,120	19,094
Fidelity Southern Corp. (I)	1,638	14,729
Fifth Third Bancorp	148,367	2,172,093
Financial Institutions, Inc.	2,290	42,617
First Bancorp North Carolina	2,411	26,859
First BanCorp Puerto Rico (I)(L)	11,729	47,502
First Bancorp, Inc. Maine	1,595	23,845
First Busey Corp.	10,647	48,870
First California Financial Group, Inc. (I)	4,115	32,673
First Commonwealth Financial Corp. (L)	17,361	111,284
First Community Bancshares, Inc.	2,547	39,224
First Connecticut Bancorp, Inc.	3,422	46,642
First Financial Bancorp	9,743	141,566
First Financial Bankshares, Inc. (L)	5,051	196,534
First Financial Corp.	1,862	55,860
First Financial Holding Company, Ltd.	302,040	184,529
First Horizon National Corp. (L)	40,172	380,027
First Interstate Bancsystem, Inc.	2,705	41,332
First Merchants Corp.	4,851	65,877
First Midwest Bancorp, Inc.	12,312	153,900
First Niagara Financial Group, Inc.	72,040	543,182
FirstMerit Corp. (L)	40,375	568,480
FNB Corp.	23,016	248,573
FNB United Corp. (I)	1,609	18,230
Fukuoka Financial Group, Inc.	40,000	158,193
Fulton Financial Corp.	40,937	398,317
German American Bancorp, Inc.	866	18,706
Glacier Bancorp, Inc.	11,946	173,575
Great Southern Bancorp, Inc.	1,664	41,933
Guaranty Bancorp (I)	11,840	21,904
Hana Financial Group, Inc.	8,270	256,557
Hancock Holding Company	29,811	936,662
Hang Seng Bank, Ltd.	47,200	719,853
Hanmi Financial Corp. (I)	5,273	65,860
HDFC Bank, Ltd., ADR (L)	78,891	3,322,889
Heartland Financial USA, Inc. (L)	2,265	59,275
Heritage Commerce Corp. (I)	3,329	22,670
Heritage Financial Corp.	2,405	33,502
Heritage Oaks Bancorp (I)(L)	3,316	17,873
Home BancShares, Inc.	3,706	122,891
Hometrust Bancshares, Inc. (I)(L)	3,667	47,084
Hong Leong Bank BHD	35,000	168,896
Hong Leong Financial Group BHD	13,000	54,567
Horizon Bancorp	1,362	25,946
HSBC Holdings PLC	1,225,652	12,519,751
Hua Nan Financial Holdings Company, Ltd.	236,250	133,764
Hudson Valley Holding Corp.	2,367	37,257
Huntington Bancshares, Inc.	138,597	852,372
Iberiabank Corp.	4,861	236,974
ICICI Bank, Ltd., ADR	46,536	1,907,511
Independent Bank Corp. (L)	3,178	91,209
Industrial & Commercial Bank of China, Ltd.,
H Shares	4,655,270	3,138,070
Industrial Bank of Korea	5,570	59,146
International Bancshares Corp.	19,955	361,186
Intesa Sanpaolo SpA	681,414	1,148,277
Intesa Sanpaolo SpA (Italian Exchange)	63,486	86,799
Investors Bancorp, Inc.	7,201	123,281

209

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Irish Bank Resolution Corp., Ltd. (I)	29,183	$0
Kasikornbank PCL	45,000	274,420
Kasikornbank PCL, Foreign Shares	76,170	464,076
KB Financial Group, Inc.	13,149	431,412
KBC Groep NV	5,404	162,771
KeyCorp	152,331	1,230,834
Korea Exchange Bank (I)	7,950	53,515
Krung Thai Bank PCL	226,800	136,173
Lakeland Bancorp, Inc.	4,213	40,234
Lakeland Financial Corp.	2,444	60,465
Lloyds Banking Group PLC (I)	2,851,383	2,125,208
M&T Bank Corp. (L)	19,432	1,899,089
MainSource Financial Group, Inc.	3,040	36,662
Malayan Banking BHD	256,933	764,926
MB Financial, Inc.	9,008	175,116
Mega Financial Holding Company, Ltd.	375,575	294,187
Mercantile Bank Corp.	1,612	23,342
Merchants Bancshares, Inc.	1,053	29,242
Metro Bancorp, Inc. (I)	2,347	30,089
MetroCorp Bancshares, Inc. (I)	2,497	24,271
Metropolitan Bank & Trust Company	14,950	36,503
Middleburg Financial Corp.	1,156	19,467
MidWestOne Financial Group, Inc.	1,091	22,431
Mitsubishi UFJ Financial Group	691,300	3,175,781
Mizuho Financial Group, Inc. (L)	1,237,200	1,988,960
National Australia Bank, Ltd.	131,486	3,346,149
National Bank of Canada	3,902	304,744
National Bankshares, Inc. (L)	1,196	37,339
National Penn Bancshares, Inc. (L)	20,500	194,135
Natixis	28,553	91,606
NBT Bancorp, Inc. (L)	5,719	113,065
Nedbank Group, Ltd.	11,537	232,675
Nordea Bank AB	77,379	708,190
Northrim BanCorp, Inc. (L)	1,153	25,608
Old National Bancorp (L)	16,639	195,342
OmniAmerican Bancorp, Inc. (I)	1,878	42,706
Oriental Financial Group, Inc. (L)	6,691	80,560
Oversea-Chinese Banking Corp., Ltd.	161,964	1,247,774
Pacific Capital Bancorp (I)	789	36,278
Pacific Continental Corp.	3,342	30,312
Pacific Mercantile Bancorp (I)	1,706	10,509
PacWest Bancorp (L)	5,087	126,717
Park National Corp.	1,761	111,101
Park Sterling Corp. (I)	7,749	40,682
Peapack Gladstone Financial Corp.	1,441	19,943
Peoples Bancorp, Inc.	1,890	38,178
Pinnacle Financial Partners, Inc. (I)(L)	5,736	109,156
PNC Financial Services Group, Inc.	85,478	4,798,735
Preferred Bank (I)	1,853	25,108
PrivateBancorp, Inc. (L)	9,901	162,277
Prosperity Bancshares, Inc. (L)	16,735	688,311
Public Bank BHD	65,862	336,856
Raiffeisen Bank International AG (L)	3,152	129,931
Regions Financial Corp.	228,198	1,522,081
Renasant Corp.	4,042	74,454
Republic Bancorp, Inc., Class A (L)	1,815	37,153
Resona Holdings, Inc.	98,400	413,834
RHB Capital BHD	41,116	101,411
Royal Bank of Canada (L)	35,911	2,129,318
Royal Bank of Scotland Group PLC (I)	140,325	665,633
S&T Bancorp, Inc. (L)	4,249	72,106
Sandy Spring Bancorp, Inc.	3,450	64,998
Sberbank of Russia, ADR	17,556	207,752
Sberbank of Russia, ADR	71,300	841,340
SCBT Financial Corp.	2,554	98,968

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Seacoast Banking Corp. of Florida (I)	12,729	$19,857
Seven Bank, Ltd.	28,700	75,005
Shinhan Financial Group Company, Ltd.	15,273	490,637
Shinsei Bank, Ltd.	82,000	140,011
Siam Commercial Bank PCL	101,368	537,054
Signature Bank (I)	9,573	671,642
Simmons First National Corp., Class A	2,699	64,263
SinoPac Financial Holdings Company, Ltd.	275,320	115,612
Skandinaviska Enskilda Banken AB, Series A	39,453	317,509
Societe Generale SA (I)	24,364	882,332
Southside Bancshares, Inc. (L)	2,997	62,727
Southwest Bancorp, Inc. (I)	3,348	36,493
Standard Bank Group, Ltd.	68,510	810,066
Standard Chartered PLC	161,194	3,760,226
State Bank Financial Corp.	5,312	83,611
State Bank of India, GDR	15,800	1,295,822
StellarOne Corp.	3,497	45,111
Sterling Bancorp	5,070	47,151
Sterling Financial Corp.	4,453	91,598
Suffolk Bancorp (I)	1,769	22,059
Sumitomo Mitsui Financial Group, Inc.	72,800	2,357,273
Sumitomo Mitsui Trust Holdings, Inc.	164,000	499,939
Sun Bancorp, Inc. (I)	6,418	20,987
SunTrust Banks, Inc.	86,944	2,360,530
Suruga Bank, Ltd.	9,000	116,590
Susquehanna Bancshares, Inc.	30,704	315,637
SVB Financial Group (I)	9,072	500,956
Svenska Handelsbanken AB, Class A	14,068	500,012
Swedbank AB, Class A	23,743	438,851
SY Bancorp, Inc. (L)	2,132	47,181
Synovus Financial Corp.	160,687	380,828
Taishin Financial Holdings Company, Ltd.	301,581	114,809
Taiwan Business Bank (I)	154,600	45,390
Taiwan Cooperative Financial Holding	213,800	117,741
Taylor Capital Group, Inc. (I)(L)	2,748	48,365
TCF Financial Corp. (L)	33,286	395,438
Texas Capital Bancshares, Inc. (I)(L)	6,547	294,877
The Bancorp, Inc. (I)	4,898	57,111
The Bank of Kyoto, Ltd.	16,000	136,867
The Bank of Yokohama, Ltd.	63,000	299,528
The Chiba Bank, Ltd.	39,000	233,344
The Chugoku Bank, Ltd.	9,000	125,994
The First of Long Island Corp.	1,275	36,325
The Gunma Bank, Ltd.	21,000	101,483
The Hachijuni Bank, Ltd.	23,000	116,707
The Iyo Bank, Ltd.	14,000	108,907
The Joyo Bank, Ltd.	36,000	175,958
The Nishi-Nippon City Bank, Ltd.	38,000	91,645
The Shizuoka Bank, Ltd.	28,000	277,437
The Toronto-Dominion Bank (L)	22,722	1,898,094
Tompkins Financial Corp. (L)	1,821	71,001
TowneBank (L)	3,952	59,715
Trico Bancshares	2,519	40,002
Trustmark Corp.	23,971	532,636
Turkiye Garanti Bankasi AS	681,779	3,234,128
Turkiye Halk Bankasi AS	92,591	896,077
Turkiye Is Bankasi, Class C	465,470	1,499,856
Turkiye Vakiflar Bankasi Tao, Class D	223,621	541,670
U.S. Bancorp	306,014	9,872,012
UMB Financial Corp. (L)	5,340	226,309
Umpqua Holdings Corp.	18,397	214,509
UniCredit SpA (I)	274,365	1,279,227
Union First Market Bankshares Corp.	3,077	47,047
Unione di Banche Italiane SCPA	57,733	225,807
United Bankshares, Inc. (L)	8,344	206,097

210

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
United Community Banks, Inc. (I)(L)	6,970	$60,500
United Overseas Bank, Ltd.	80,214	1,229,313
Univest Corp. of Pennsylvania	1,137	19,124
Valley National Bancorp (L)	40,334	384,786
Virginia Commerce Bancorp, Inc. (I)	3,961	34,342
VTB Bank OJSC, GDR (L)	55,893	186,449
Washington Banking Company (L)	2,375	31,825
Washington Trust Bancorp, Inc.	2,182	55,030
Webster Financial Corp. (L)	26,480	551,314
Wells Fargo & Company	793,160	26,182,212
WesBanco, Inc. (L)	3,661	77,284
West Coast Bancorp	3,257	71,035
Westamerica Bancorp. (L)	10,341	440,113
Western Alliance Bancorp (I)	11,962	121,534
Westpac Banking Corp.	179,505	4,776,333
Wilshire Bancorp, Inc. (I)	10,293	59,596
Wing Hang Bank, Ltd.	11,170	110,366
Wintrust Financial Corp. (L)	5,978	219,931
Woori Finance Holdings Company, Ltd.	12,580	117,893
Yamaguchi Financial Group, Inc.	11,000	100,527
Yapi ve Kredi Bankasi AS (I)	257,471	678,326
Zions Bancorporation (L)	29,732	596,721

		196,913,517
Consumer Finance - 0.6%
AEON Credit Service Company, Ltd. (L)	4,100	80,340
American Express Company	159,244	8,901,740
Asset Acceptance Capital Corp. (I)	2,530	14,295
Asta Funding, Inc.	1,784	16,484
Capital One Financial Corp.	93,808	5,403,341
Cash America International, Inc. (L)	4,757	177,151
Credit Acceptance Corp. (I)	1,286	118,646
Credit Saison Company, Ltd.	9,200	205,354
DFC Global Corp. (I)(L)	7,157	124,890
Discover Financial Services	83,138	3,459,372
Encore Capital Group, Inc. (I)	3,568	94,837
Ezcorp, Inc., Class A (I)	7,793	149,781
First Cash Financial Services, Inc. (I)	4,653	224,786
Green Dot Corp., Class A (I)	3,893	48,390
Nelnet, Inc., Class A	3,913	111,873
Netspend Holdings, Inc. (I)	5,053	58,867
Nicholas Financial, Inc.	1,410	17,978
Portfolio Recovery Associates, Inc. (I)(L)	2,774	274,127
Regional Management Corp. (I)	889	15,558
Samsung Card Company, Ltd.	1,617	54,248
SLM Corp.	75,789	1,254,308
The First Marblehead Corp. (I)	9,338	6,256
World Acceptance Corp. (I)(L)	1,698	123,971

		20,936,593
Diversified Financial Services - 2.3%
African Bank Investments, Ltd.	46,107	164,312
AMMB Holdings BHD	103,000	216,263
ASX, Ltd.	11,184	344,420
Ayala Corp.	12,263	144,374
Bank of America Corp.	1,740,043	17,156,824
BM&F Bovespa SA	119,100	715,670
CBOE Holdings, Inc.	17,828	534,483
Citigroup, Inc.	473,478	16,368,134
CME Group, Inc.	49,393	2,729,951
Deutsche Boerse AG	12,310	693,395
Eurazeo	905	43,318
Exor SpA	4,973	123,098
Far East Horizon, Ltd.	101,000	70,859
First Pacific Company, Ltd.	148,000	155,792

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
FirstRand, Ltd.	186,034	$607,697
Fubon Financial Holding Company, Ltd. (I)	287,736	326,822
Gain Capital Holdings, Inc.	2,864	12,688
Groupe Bruxelles Lambert SA	3,101	241,401
HACI Omer Sabanci Holding AS	244,368	1,260,133
Hong Kong Exchanges & Clearing, Ltd.	63,515	1,010,909
Industrivarden AB, C Shares (I)	4,540	67,388
ING Groep NV (I)	117,078	1,053,725
IntercontinentalExchange, Inc. (I)	11,748	1,552,498
Investment AB Kinnevik	7,469	145,479
Investor AB, B Shares	16,352	378,920
JPMorgan Chase & Company	613,346	25,196,254
Leucadia National Corp. (L)	31,987	708,512
London Stock Exchange Group PLC	12,449	195,068
MarketAxess Holdings, Inc.	5,920	182,691
Marlin Business Services Corp.	1,413	24,445
MicroFinancial, Inc.	1,450	10,542
Mitsubishi UFJ Lease &
Finance Company, Ltd.	3,500	152,979
Moody’s Corp. (L)	31,226	1,516,959
MSCI, Inc. (I)	24,881	721,549
NewStar Financial, Inc. (I)	4,103	51,739
NYSE Euronext (L)	39,719	927,439
Onex Corp.	2,603	106,651
ORIX Corp.	5,880	592,536
Pargesa Holding SA	1,404	94,352
PHH Corp. (I)(L)	9,145	200,367
PICO Holdings, Inc. (I)	3,730	67,513
Pohjola Bank OYJ	6,806	95,131
Remgro, Ltd.	26,995	454,140
Resource America, Inc., Class A	1,977	13,582
RMB Holdings, Ltd.	44,783	197,264
Singapore Exchange, Ltd.	59,000	332,801
The NASDAQ OMX Group, Inc.	19,132	463,568
Wendel SA	1,228	115,185

		78,539,820
Insurance - 3.9%
ACE, Ltd.	54,750	4,337,843
Admiral Group PLC	13,880	249,003
Aegon NV	51,887	298,828
Aflac, Inc. (L)	75,607	4,006,415
Ageas	7,404	198,027
AIA Group, Ltd.	626,309	2,445,834
Alleghany Corp. (I)	3,459	1,214,109
Allianz SE	28,359	3,686,535
Alterra Capital Holdings, Ltd. (L)	13,967	326,828
American Equity Investment Life
Holding Company (L)	10,018	115,508
American Financial Group, Inc.	16,108	638,682
American International Group, Inc. (I)	188,303	6,238,478
American Safety Insurance Holdings, Ltd. (I)	1,510	25,459
AMERISAFE, Inc. (I)	2,975	76,993
AMP, Ltd.	169,631	814,161
Amtrust Financial Services, Inc. (L)	4,363	125,742
Aon PLC	52,056	2,956,781
Argo Group International Holdings, Ltd.	4,185	138,900
Arthur J. Gallagher & Company	24,714	902,555
Aspen Insurance Holdings, Ltd.	14,577	456,260
Assicurazioni Generali SpA	79,835	1,340,671
Assurant, Inc.	13,092	447,877
Aviva PLC (I)	195,326	1,098,007
AXA SA	61,669	1,014,590
Baldwin & Lyons, Inc., Class B	1,394	32,034
Baloise Holding AG	2,904	243,787

211

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Berkshire Hathaway, Inc., Class B (I)	296,090	$26,079,607
Brown & Brown, Inc.	24,002	644,214
Cathay Financial Holdings Company, Ltd.	327,950	349,468
China Life Insurance Company, Ltd. (I)	90,099	78,122
China Life Insurance Company, Ltd., H Shares	533,376	1,563,729
China Pacific Insurance Group Company, Ltd.,
H Shares	140,600	460,522
China Taiping Insurance
Holdings Company, Ltd. (I)	62,400	104,291
Cincinnati Financial Corp. (L)	23,616	956,920
Citizens, Inc. (I)(L)	2,542	25,573
CNO Financial Group, Inc. (L)	34,457	313,559
CNP Assurances	4,652	67,792
Delta Lloyd NV	3,945	58,933
Discovery Holdings, Ltd.	20,204	126,774
Donegal Group, Inc., Class A	1,260	17,426
Dongbu Insurance Company, Ltd.	1,570	67,467
Eastern Insurance Holdings, Inc.	1,099	18,507
eHealth, Inc. (I)	3,200	82,560
EMC Insurance Group, Inc.	782	17,157
Employers Holdings, Inc.	5,128	97,894
Enstar Group, Ltd. (I)	1,281	131,187
Everest Re Group, Ltd.	10,587	1,148,372
Fairfax Financial Holdings, Ltd.	477	163,832
FBL Financial Group, Inc., Class A (L)	1,716	57,040
Fidelity National Financial, Inc., Class A	43,060	1,042,483
First American Financial Corp. (L)	38,876	925,249
Fortegra Financial Corp. (I)	1,150	10,074
Genworth Financial, Inc., Class A (I)	79,378	472,299
Global Indemnity PLC (I)	1,727	38,011
Great-West Lifeco, Inc. (L)	6,714	158,970
Greenlight Capital Re, Ltd., Class A (I)	4,573	105,773
Hallmark Financial Services, Inc. (I)	2,267	18,499
Hannover Rueckversicherung AG	3,994	294,273
Hanwha Life Insurance Company, Ltd.	6,140	42,706
Hartford Financial Services Group, Inc.	70,367	1,490,373
HCC Insurance Holdings, Inc.	20,572	758,695
Hilltop Holdings, Inc. (I)	6,418	91,713
Homeowners Choice, Inc. (L)	1,202	25,014
Horace Mann Educators Corp.	6,517	124,605
Hyundai Marine & Fire
Insurance Company, Ltd.	2,340	72,279
Industrial Alliance Insurance and
Financial Services, Inc.	2,240	65,372
Infinity Property & Casualty Corp.	1,929	105,555
Insurance Australia Group, Ltd.	123,416	598,563
Intact Financial Corp.	3,344	215,785
Investors Title Company	229	13,754
Kansas City Life Insurance Company	811	31,086
Kemper Corp.	11,146	330,033
Legal & General Group PLC	395,568	924,011
Liberty Holdings, Ltd.	5,878	69,897
Lincoln National Corp.	45,076	1,113,377
Loews Corp.	50,460	2,062,805
Maiden Holdings, Ltd.	8,159	73,268
Mapfre SA	19,542	55,000
Marsh & McLennan Companies, Inc.	87,866	3,094,641
Meadowbrook Insurance Group, Inc.	8,225	45,731
Mercury General Corp.	7,404	308,154
MetLife, Inc.	171,511	5,692,450
MMI Holdings, Ltd.	55,948	131,306
Montpelier Re Holdings, Ltd.	8,073	176,718
MS&AD Insurance Group Holdings	27,100	472,951
Muenchener Rueckversicherungs AG	11,400	1,945,969
National Financial Partners Corp. (I)(L)	6,571	109,144

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
National Interstate Corp.	1,074	$28,193
National Western Life Insurance
Company, Class A	408	61,600
NKSJ Holdings, Inc.	19,000	363,439
Old Mutual PLC	327,039	898,271
Old Republic International Corp.	49,290	517,052
OneBeacon Insurance Group, Ltd., Class A	3,751	50,563
PICC Property & Casualty Company, Ltd.,
H Shares	190,780	245,932
Ping An Insurance Group Company, H Shares	134,355	1,013,278
Platinum Underwriters Holdings, Ltd.	5,283	235,199
Porto Seguro SA	7,500	79,079
Power Corp. of Canada (L)	8,375	210,777
Power Financial Corp. (L)	5,738	153,133
Presidential Life Corp.	3,667	51,375
Primerica, Inc.	7,926	226,921
Principal Financial Group, Inc.	44,791	1,216,076
Protective Life Corp.	16,353	443,984
Prudential Financial, Inc.	75,240	3,921,509
Prudential PLC	172,101	2,497,271
QBE Insurance Group, Ltd.	69,930	799,152
Reinsurance Group of America, Inc.	15,059	771,021
Resolution, Ltd.	88,771	338,166
RLI Corp. (L)	3,439	221,609
RMI Holdings	37,884	93,097
RSA Insurance Group PLC	235,868	444,253
Safety Insurance Group, Inc.	2,078	93,281
Sampo OYJ	20,314	648,905
Samsung Fire & Marine
Insurance Company, Ltd.	1,299	262,705
Samsung Life Insurance Company, Ltd.	2,173	186,621
Sanlam, Ltd.	103,721	477,009
SCOR SE	6,036	159,358
SeaBright Holdings, Inc.	3,137	34,664
Selective Insurance Group, Inc. (L)	8,909	166,420
Shin Kong Financial
Holding Company, Ltd. (I)	281,000	77,859
Sony Financial Holdings, Inc.	9,500	164,047
StanCorp Financial Group, Inc.	9,014	306,566
Standard Life PLC	157,555	808,330
State Auto Financial Corp. (L)	2,425	35,211
Stewart Information Services Corp. (L)	2,944	80,371
Sul America SA	7,500	54,404
Sun Life Financial, Inc. (L)	14,726	403,080
Suncorp Group, Ltd.	76,329	772,323
Swiss Life Holding	1,657	221,903
Swiss Re, Ltd.	20,090	1,447,884
Symetra Financial Corp.	12,890	157,645
T&D Holdings, Inc.	31,700	342,878
The Allstate Corp.	78,296	3,169,422
The Chubb Corp.	42,924	3,304,719
The Dai-ichi Life Insurance Company, Ltd.	467	533,047
The Hanover Insurance Group, Inc.	9,156	334,652
The Navigators Group, Inc. (I)	1,636	85,743
The Phoenix Companies, Inc. (I)	971	23,474
The Progressive Corp. (L)	90,486	1,922,828
The Travelers Companies, Inc.	62,220	4,406,420
Tokio Marine Holdings, Inc.	39,400	1,019,205
Torchmark Corp.	15,403	800,802
Tower Group, Inc.	5,648	95,451
United Fire Group, Inc. (L)	3,290	68,202
Universal Insurance Holdings, Inc. (L)	3,401	15,611
Unum Group	45,231	922,260
Validus Holdings, Ltd.	1,675	59,380
Vienna Insurance Group AG	2,461	116,881

212

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
W.R. Berkley Corp.	22,692	$902,007
XL Group PLC	49,359	1,200,904
Zurich Insurance Group AG	8,295	2,118,199

		132,249,060
Real Estate Investment Trusts - 2.6%
Acadia Realty Trust	7,473	185,480
AG Mortgage Investment Trust, Inc.	3,650	89,900
Agree Realty Corp.	1,925	50,474
Alexander’s, Inc.	289	128,027
Alexandria Real Estate Equities, Inc.	12,824	871,006
American Assets Trust, Inc.	5,375	146,361
American Campus Communities, Inc.	18,791	823,046
American Capital Mortgage Investment Corp.	5,806	148,285
American Realty Capital Trust, Inc.	25,561	298,041
AmREIT, Inc., Class B	664	10,969
Anworth Mortgage Asset Corp.	21,994	129,765
Apartment Investment & Management
Company, Class A	23,499	589,120
Apollo Commercial Real Estate Finance, Inc.	3,776	63,021
Apollo Residential Mortgage, Inc.	3,902	84,634
Ares Commercial Real Estate Corp. (L)	1,362	22,405
ARMOUR Residential REIT, Inc. (L)	47,959	335,713
Ascendas Real Estate Investment Trust	128,000	251,500
Ashford Hospitality Trust, Inc.	8,625	78,056
Associated Estates Realty Corp.	8,010	121,191
AvalonBay Communities, Inc.	15,647	2,062,118
BGP Holdings PLC	181,302	0
BioMed Realty Trust, Inc.	31,498	606,966
Boston Properties, Inc.	24,342	2,498,219
BRE Properties, Inc.	15,689	763,270
British Land Company PLC	56,694	499,825
Camden Property Trust	17,075	1,121,828
Campus Crest Communities, Inc.	6,286	71,912
Capital Shopping Centres Group PLC	37,348	206,715
CapitaMall Trust	158,200	268,169
CapLease, Inc.	11,026	51,602
Capstead Mortgage Corp.	15,860	192,540
Cedar Realty Trust, Inc.	9,796	53,094
Centro Retail Australia	81,010	184,649
CFS Retail Property Trust Group	121,954	247,122
Chatham Lodging Trust	2,407	33,987
Chesapeake Lodging Trust	6,432	121,372
Colonial Properties Trust	14,244	290,578
Colony Financial, Inc.	6,666	133,453
Coresite Realty Corp.	3,306	84,634
Corio NV	2,098	94,074
Corporate Office Properties Trust	14,727	363,462
Cousins Properties, Inc.	14,869	122,074
CreXus Investment Corp.	10,852	135,541
CubeSmart	19,884	274,399
CYS Investments, Inc.	28,057	358,849
DCT Industrial Trust, Inc. (L)	39,641	247,756
Dexus Property Group	276,206	289,825
DiamondRock Hospitality Company	30,357	265,320
Duke Realty Corp.	55,095	743,783
DuPont Fabros Technology, Inc. (L)	9,890	228,360
Dynex Capital, Inc. (L)	8,806	86,299
EastGroup Properties, Inc.	4,634	242,266
Education Realty Trust, Inc.	18,227	187,920
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	196,142	307,255
EPR Properties (L)	7,591	344,252
Equity One, Inc.	21,525	444,922
Equity Residential	48,601	2,697,842

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Essex Property Trust, Inc.	7,439	$1,045,105
Excel Trust, Inc.	5,462	64,998
Federal Realty Investment Trust	13,097	1,362,612
FelCor Lodging Trust, Inc. (I)	20,119	84,500
First Industrial Realty Trust, Inc. (I)	15,885	209,682
First Potomac Realty Trust	8,285	97,183
Fonciere Des Regions	890	74,738
Franklin Street Properties Corp. (L)	11,870	137,099
Gecina SA	748	82,721
Getty Realty Corp. (L)	4,216	70,997
Gladstone Commercial Corp. (L)	1,991	34,902
Glimcher Realty Trust	22,576	242,015
Goodman Group	91,953	445,050
Government Properties Income Trust (L)	6,910	159,276
GPT Group	86,848	317,196
Gramercy Capital Corp. (I)	7,718	22,537
Gyrodyne Company of America, Inc. (I)	237	26,900
H&R Real Estate Investment Trust	2,457	57,508
Hammerson PLC	48,457	365,987
HCP, Inc.	72,903	3,284,280
Health Care REIT, Inc.	41,102	2,420,497
Healthcare Realty Trust, Inc.	14,085	335,927
Hersha Hospitality Trust	27,867	130,696
Highwoods Properties, Inc. (L)	27,470	885,633
Home Properties, Inc.	10,193	600,266
Hospitality Properties Trust	25,242	572,993
Host Hotels & Resorts, Inc. (L)	116,668	1,713,853
Hudson Pacific Properties, Inc.	5,821	112,753
ICADE	850	76,820
Inland Real Estate Corp. (L)	12,564	100,135
Invesco Mortgage Capital, Inc.	18,579	393,317
Investors Real Estate Trust (L)	14,999	127,342
iStar Financial, Inc. (I)	13,586	103,933
Japan Prime Realty Investment Corp. (L)	45	133,241
Japan Real Estate Investment Corp.	33	324,873
Japan Retail Fund Investment Corp.	117	213,258
Kimco Realty Corp.	65,706	1,265,498
Kite Realty Group Trust	10,758	57,448
Klepierre	3,368	129,196
Land Securities Group PLC	52,489	679,783
LaSalle Hotel Properties	13,824	333,297
Lexington Realty Trust	21,350	204,747
Liberty Property Trust	24,013	836,373
LTC Properties, Inc.	4,961	162,324
Mack-Cali Realty Corp.	17,044	430,872
Medical Properties Trust, Inc. (L)	21,894	255,503
Mirvac Group	206,460	316,696
Mission West Properties, Inc.	3,218	29,413
Monmouth Real Estate
Investment Corp., Class A	6,150	64,575
National Health Investments, Inc.	4,029	223,610
National Retail Properties, Inc. (L)	22,102	678,973
New York Mortgage Trust, Inc. (L)	8,035	53,915
Nippon Building Fund, Inc.	34	356,162
Nomura Real Estate Office Fund, Inc.	16	95,836
NorthStar Realty Finance Corp. (L)	21,454	144,385
Omega Healthcare Investors, Inc. (L)	39,281	900,321
One Liberty Properties, Inc.	1,909	37,245
Parkway Properties, Inc.	2,605	35,011
Pebblebrook Hotel Trust	9,284	193,571
Pennsylvania Real Estate Investment Trust	9,042	150,640
PennyMac Mortgage Investment Trust	9,469	233,411
Plum Creek Timber Company, Inc. (L)	26,079	1,117,485
Potlatch Corp.	14,825	577,434
Prologis, Inc.	74,386	2,524,661

213

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
PS Business Parks, Inc.	3,015	$194,437
Public Storage	23,269	3,272,552
RAIT Financial Trust (L)	8,108	44,999
Ramco-Gershenson Properties Trust	7,462	99,842
Rayonier, Inc. (L)	25,079	1,249,937
Realty Income Corp. (L)	27,261	1,108,977
Redwood Trust, Inc. (L)	12,793	213,899
Regency Centers Corp.	18,374	860,822
Resource Capital Corp.	16,056	95,052
Retail Opportunity Investments Corp. (L)	8,234	104,489
RioCan Real Estate Investment Trust	4,168	113,164
RLJ Lodging Trust	17,285	321,328
Rouse Properties, Inc.	3,613	54,195
Ryman Hospitality Properties (L)	4,605	152,978
Sabra Health Care REIT, Inc.	6,015	130,526
Saul Centers, Inc.	1,280	54,528
Segro PLC	50,015	189,335
Select Income REIT	1,531	38,260
Senior Housing Properties Trust	36,051	805,740
Shopping Centres Australasia
Property Group (I)	14,534	21,994
Simon Property Group, Inc.	48,975	7,450,567
SL Green Realty Corp. (L)	18,417	1,388,273
Sovran Self Storage, Inc.	4,700	290,413
STAG Industrial, Inc.	5,007	94,382
Starwood Property Trust, Inc.	21,856	499,628
Stockland	134,518	476,018
Strategic Hotels & Resorts, Inc. (I)	29,256	182,265
Summit Hotel Properties, Inc.	6,927	60,819
Sun Communities, Inc.	4,822	186,129
Sunstone Hotel Investors, Inc. (I)	22,091	227,979
Taubman Centers, Inc.	12,604	976,432
Terreno Realty Corp.	2,280	34,086
The Link REIT	143,425	783,458
The Macerich Company	27,195	1,536,518
Two Harbors Investment Corp.	44,983	509,208
UDR, Inc.	51,113	1,176,110
UMH Properties, Inc.	2,351	23,816
Unibail-Rodamco SE	3,277	769,548
Universal Health Realty Income Trust	1,968	95,920
Urstadt Biddle Properties, Inc., Class A (L)	4,116	77,340
Ventas, Inc.	47,691	3,035,532
Vornado Realty Trust	27,301	2,086,615
Washington Real Estate Investment Trust	10,744	278,484
Weingarten Realty Investors (L)	22,790	619,432
Western Asset Mortgage Capital Corp.	3,023	62,364
Westfield Group	128,114	1,395,668
Westfield Retail Trust	173,655	542,568
Weyerhaeuser Company	86,828	2,392,980
Whitestone REIT	2,390	33,580
Winthrop Realty Trust	4,856	54,436

		86,340,076
Real Estate Management & Development - 0.6%
Aeon Mall Company, Ltd.	4,300	111,586
Agile Property Holdings, Ltd.	99,211	133,576
Alexander & Baldwin, Inc. (I)	8,663	258,677
AV Homes, Inc. (I)	1,601	21,181
Ayala Land, Inc.	389,445	228,586
BR Malls Participacoes SA	27,600	354,558
BR Properties SA	13,100	154,493
Brookfield Asset Management, Inc. (L)	14,322	498,570
Brookfield Office Properties, Inc. (L)	6,773	111,821
CapitaLand, Ltd.	163,500	472,365
CapitaMalls Asia, Ltd.	95,000	149,298

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
CBRE Group, Inc., Class A (I)	48,755	$922,932
Cheung Kong Holdings, Ltd.	86,000	1,310,617
China Overseas Land & Investment, Ltd.	294,397	867,143
China Resources Land, Ltd.	147,211	394,660
China Vanke Co., Ltd.	96,900	150,035
City Developments, Ltd.	32,000	306,975
Consolidated-Tomoka Land Company (L)	720	22,766
Country Garden Holdings Company, Ltd. (I)	312,467	149,763
Daito Trust Construction Company, Ltd.	4,100	397,902
Daiwa House Industry Company, Ltd.	29,000	444,788
Evergrande Real Estate Group, Ltd.	380,000	189,615
Farglory Land Development Company, Ltd.	17,000	31,823
Forestar Group, Inc. (I)	5,632	83,241
Franshion Properties China, Ltd.	240,000	82,351
Global Logistic Properties, Ltd.	136,000	313,499
Growthpoint Properties, Ltd.	94,108	259,335
Guangzhou R&F Properties Company, Ltd.,
H Shares	65,200	111,161
Hang Lung Group, Ltd.	56,000	309,053
Hang Lung Properties, Ltd.	141,000	515,246
Henderson Land Development Company, Ltd.	59,751	424,987
Highwealth Construction Corp.	16,000	29,719
Hulic Company, Ltd. (I)	12,400	83,105
Hysan Development Company, Ltd.	42,557	205,135
Immoeast AG (I)	14,582	0
IMMOFINANZ AG	62,030	250,585
Jones Lang LaSalle, Inc.	8,997	737,844
Kennedy-Wilson Holdings, Inc. (L)	6,712	87,927
Keppel Land, Ltd.	49,970	147,237
Kerry Properties, Ltd.	47,268	239,864
Lend Lease Corp.	32,809	294,425
Longfor Properties Company, Ltd.	98,500	189,173
Mitsubishi Estate Company, Ltd.	69,000	1,337,759
Mitsui Fudosan Company, Ltd.	46,000	966,654
Multiplan Empreendimentos Imobiliarios SA	5,200	143,579
New World Development Company, Ltd.	227,257	357,322
Nomura Real Estate Holdings, Inc.	5,200	90,233
NTT Urban Development Corp.	59	50,376
Poly Property Group Company, Ltd. (I)(L)	144,000	99,646
Redefine Income Fund, Ltd.	154,091	165,729
Ruentex Development Company, Ltd.	29,000	55,198
Shimao Property Holdings, Ltd.	100,000	202,329
Shui On Land, Ltd.	196,959	98,018
Sino Land Company, Ltd.	187,075	337,462
Sino-Ocean Land Holdings, Ltd.	206,358	154,335
SM Prime Holdings, Ltd.	492,071	187,539
SOHO China, Ltd.	156,500	117,859
SP Setia BHD	29,800	29,776
Sumitomo Realty &
Development Company, Ltd.	20,000	546,502
Sun Hung Kai Properties, Ltd.	96,500	1,411,685
Swire Pacific, Ltd.	43,500	534,425
Swiss Prime Site AG	3,098	249,106
Tejon Ranch Company (I)	2,178	60,766
Thomas Properties Group, Inc.	5,079	27,681
Tokyu Land Corp.	22,000	129,492
UEM Land Holdings BHD (I)	94,155	65,318
UOL Group, Ltd.	33,000	157,220
Wharf Holdings, Ltd.	93,625	724,222
Wheelock and Company, Ltd.	56,000	270,978
Yuexiu Property Company, Ltd.	398,000	128,279
Zillow, Inc., Class A (I)(L)	536	14,751

		20,761,856

214

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp. (L)	30,746	$286,860
Bank Mutual Corp.	7,054	29,274
BankFinancial Corp.	3,185	22,550
Beneficial Mutual Bancorp, Inc. (I)	4,684	43,889
Berkshire Hill Bancorp, Inc. (L)	4,216	97,221
BofI Holding, Inc. (I)	1,820	48,521
Brookline Bancorp, Inc.	11,510	97,375
Cape Bancorp, Inc. (I)	1,855	15,953
Charter Financial Corp.	1,069	10,412
Clifton Savings Bancorp, Inc.	1,444	15,465
Dime Community Bancshares, Inc.	5,226	72,903
Doral Financial Corp. (I)	21,138	14,374
ESB Financial Corp.	1,649	20,827
ESSA Bancorp, Inc.	1,710	17,083
EverBank Financial Corp.	3,628	53,622
Federal Agricultural Mortgage Corp., Class C	1,632	54,966
First Defiance Financial Corp.	1,670	28,407
First Federal Bancshares of Arkansas, Inc. (I)	611	5,377
First Financial Holdings, Inc.	2,708	36,531
First Financial Northwest, Inc. (I)	2,799	21,132
First Pactrust Bancorp, Inc.	1,825	21,535
Flushing Financial Corp.	5,113	76,490
Fox Chase Bancorp, Inc.	2,098	32,813
Franklin Financial Corp.	2,251	37,614
Heritage Financial Group, Inc.	1,567	20,590
Hingham Institution for Savings	226	13,937
Home Bancorp, Inc. (I)	1,293	23,623
Home Federal Bancorp, Inc.	2,383	27,762
Home Loan Servicing Solutions, Ltd.	4,691	91,709
HomeStreet, Inc. (I)	1,404	34,552
Hudson City Bancorp, Inc.	76,744	618,557
Kearny Financial Corp.	2,366	21,720
Meridian Interstate Bancorp, Inc. (I)	1,502	24,708
MGIC Investment Corp. (I)	30,316	53,053
NASB Financial, Inc. (I)(L)	676	14,649
Nationstar Mortgage Holdings, Inc. (I)(L)	3,099	94,891
New York Community Bancorp, Inc. (L)	89,706	1,167,075
Northfield Bancorp, Inc. (L)	2,236	34,144
Northwest Bancshares, Inc. (L)	15,891	189,580
OceanFirst Financial Corp.	2,326	31,889
Ocwen Financial Corp. (I)	17,385	623,426
Oritani Financial Corp. (L)	7,436	108,566
People’s United Financial, Inc.	56,713	691,331
Peoples Federal Bancshares, Inc.	968	16,882
Provident Financial Holdings, Inc.	1,611	25,695
Provident Financial Services, Inc.	9,759	141,408
Provident New York Bancorp	4,945	44,802
Radian Group, Inc.	21,451	93,955
Rockville Financial, Inc.	4,740	61,525
Roma Financial Corp.	1,458	12,335
SI Financial Group, Inc.	1,622	17,907
Simplicity Bancorp, Inc.	1,416	20,008
Territorial Bancorp, Inc.	1,747	39,744
Tree.com, Inc. (I)	969	16,434
TrustCo Bank Corp.	16,135	85,031
United Financial Bancorp, Inc.	2,655	41,285
ViewPoint Financial Group	5,473	111,923
Walker & Dunlop, Inc. (I)	1,863	30,646
Washington Federal, Inc.	21,755	349,603
Waterstone Financial, Inc. (I)	1,161	6,444
Westfield Financial, Inc.	4,430	30,877
WSFS Financial Corp.	1,274	55,292

		6,248,752

		604,179,154

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 10.6%
Biotechnology - 1.5%
Achillion Pharmaceuticals, Inc. (I)(L)	9,587	$74,683
Acorda Therapeutics, Inc. (I)	6,478	163,116
Actelion, Ltd.	6,629	328,483
Aegerion Pharmaceuticals, Inc. (I)(L)	4,028	88,213
Affymax, Inc. (I)	5,819	142,216
Agenus, Inc. (I)	4,080	17,666
Alexion Pharmaceuticals, Inc. (I)	31,171	2,993,039
Alkermes PLC (I)(L)	19,807	382,473
Allos Therapeutics, Inc. (I)	12,426	0
Alnylam Pharmaceuticals, Inc. (I)(L)	7,497	127,224
AMAG Pharmaceuticals, Inc. (I)	3,489	52,440
Amgen, Inc.	124,448	11,050,982
Amicus Therapeutics, Inc. (I)	5,060	28,943
Anacor Pharmaceuticals, Inc. (I)	2,667	14,135
Arena Pharmaceuticals, Inc. (I)(L)	35,018	310,259
Arqule, Inc. (I)	9,675	25,736
Array BioPharma, Inc. (I)	14,421	56,675
Astex Pharmaceuticals (I)	15,371	42,731
AVEO Pharmaceuticals, Inc. (I)	6,324	41,106
BioCryst Pharmaceuticals, Inc. (I)(L)	7,767	13,359
Biogen Idec, Inc. (I)	38,160	5,689,274
Biospecifics Technologies Corp. (I)	768	10,237
Biotime, Inc. (I)(L)	4,723	16,956
Celgene Corp. (I)	69,658	5,474,422
Celldex Therapeutics, Inc. (I)(L)	9,467	56,234
Cepheid, Inc. (I)(L)	10,623	344,398
ChemoCentryx, Inc. (I)	954	11,305
Clovis Oncology, Inc. (I)(L)	2,205	33,913
Codexis, Inc. (I)	4,210	9,009
Coronado Biosciences, Inc. (I)	3,036	14,360
CSL, Ltd.	30,933	1,670,404
Cubist Pharmaceuticals, Inc. (I)	10,243	415,968
Curis, Inc. (I)	12,925	43,299
Cytori Therapeutics, Inc. (I)(L)	8,958	37,534
Dendreon Corp. (I)(L)	24,855	110,605
Discovery Laboratories, Inc. (I)	6,876	14,783
Durata Therapeutics, Inc. (I)	1,389	12,626
Dusa Pharmaceuticals, Inc. (I)	3,824	30,477
Dyax Corp. (I)	16,165	52,860
Dynavax Technologies Corp. (I)(L)	28,128	79,884
Elan Corp. PLC (I)	26,772	268,931
Elan Corp. PLC (European
Composite Exchange) (I)	9,995	100,352
Emergent Biosolutions, Inc. (I)	4,202	63,114
Enzon Pharmaceuticals, Inc. (I)(L)	6,899	48,155
Exact Sciences Corp. (I)	10,275	100,798
Exelixis, Inc. (I)(L)	29,625	144,866
Genomic Health, Inc. (I)(L)	2,601	71,944
Geron Corp. (I)(L)	21,884	31,294
Gilead Sciences, Inc. (I)(L)	122,155	9,161,625
Grifols SA (I)	4,519	144,635
GTx, Inc. (I)(L)	4,286	17,015
Halozyme Therapeutics, Inc. (I)(L)	14,526	90,497
Hyperion Therapeutics, Inc. (I)	613	6,498
Idenix Pharmaceuticals, Inc. (I)(L)	14,536	74,424
ImmunoCellular Therapeutics, Ltd. (I)	8,177	18,153
Immunogen, Inc. (I)(L)	13,495	171,252
Immunomedics, Inc. (I)	11,039	35,214
Infinity Pharmaceuticals, Inc. (I)	3,898	98,814
InterMune, Inc. (I)	10,558	96,711
Ironwood Pharmaceuticals, Inc. (I)(L)	12,157	131,296
Isis Pharmaceuticals, Inc. (I)(L)	16,190	148,948
Keryx Biopharmaceuticals Inc. (I)(L)	11,625	36,503

215

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Lexicon Pharmaceuticals, Inc. (I)	34,182	$58,793
Ligand Pharmaceuticals, Inc., Class B (I)(L)	2,872	56,665
MannKind Corp. (I)	18,249	39,053
Maxygen, Inc.	4,444	11,643
Merrimack Pharmaceuticals, Inc. (I)	2,328	16,622
Momenta Pharmaceuticals, Inc. (I)	7,573	81,031
Neurocrine Biosciences, Inc. (I)(L)	10,736	80,305
NewLink Genetics Corp. (I)(L)	2,056	24,734
Novavax, Inc. (I)(L)	18,314	34,064
NPS Pharmaceuticals, Inc. (I)(L)	13,914	142,340
OncoGenex Pharmaceuticals, Inc. (I)	2,211	27,881
Oncothyreon, Inc. (I)(L)	9,240	42,319
Opko Health, Inc. (I)(L)	17,268	75,634
Orexigen Therapeutics, Inc. (I)(L)	9,673	45,657
Osiris Therapeutics, Inc. (I)(L)	2,678	25,709
PDL BioPharma, Inc. (L)	22,635	178,817
Pharmacyclics, Inc. (I)	8,798	466,734
Progenics Pharmaceuticals, Inc. (I)(L)	5,084	11,998
Raptor Pharmaceutical Corp. (I)(L)	7,989	42,262
Regeneron Pharmaceuticals, Inc. (I)	15,304	2,701,921
Repligen Corp. (I)(L)	5,235	33,766
Rigel Pharmaceuticals, Inc. (I)	13,783	114,399
Sangamo Biosciences, Inc. (I)(L)	8,540	48,934
Seattle Genetics, Inc. (I)(L)	15,374	389,116
SIGA Technologies, Inc. (I)	5,631	15,204
Spectrum Pharmaceuticals, Inc. (I)(L)	9,604	113,711
Sunesis Pharmaceuticals, Inc. (I)	4,511	22,420
Synageva BioPharma Corp. (I)(L)	1,689	82,643
Synergy Pharmaceuticals, Inc. (I)	6,481	36,034
Synta Pharmaceuticals Corp. (I)	6,046	48,791
Targacept, Inc. (I)	4,229	18,142
TESARO, Inc. (I)	722	13,364
Theravance, Inc. (I)(L)	9,820	220,754
Threshold Pharmaceuticals, Inc. (I)	7,067	31,236
Trius Therapeutics, Inc. (I)	3,963	18,983
United Therapeutics Corp. (I)	9,826	516,356
Vanda Pharmaceuticals, Inc. (I)	4,616	16,064
Verastem, Inc. (I)	953	6,490
Vertex Pharmaceuticals, Inc. (I)	44,086	1,754,182
Vical, Inc. (I)	12,307	38,644
XOMA Corp. (I)(L)	13,177	40,190
ZIOPHARM Oncology, Inc. (I)(L)	10,798	47,295

		48,933,966
Health Care Equipment & Supplies - 2.0%
Abaxis, Inc. (I)(L)	3,528	133,147
Abbott Laboratories	253,384	16,469,960
ABIOMED, Inc. (I)(L)	5,421	72,370
Accuray, Inc. (I)	11,566	72,634
Align Technology, Inc. (I)(L)	11,621	318,299
Alphatec Holdings, Inc. (I)	9,044	15,465
Analogic Corp.	1,991	146,677
AngioDynamics, Inc. (I)	4,050	42,687
Anika Therapeutics, Inc. (I)	1,965	23,246
Antares Pharma, Inc. (I)(L)	17,286	69,144
ArthroCare Corp. (I)	4,489	150,337
AtriCure, Inc. (I)	2,303	15,545
Atrion Corp.	221	43,667
Baxter International, Inc.	88,356	5,855,352
Becton, Dickinson and Company	32,220	2,470,307
Boston Scientific Corp. (I)	229,108	1,269,258
C.R. Bard, Inc.	12,587	1,246,239
Cantel Medical Corp.	3,444	94,503
Cardiovascular Systems, Inc. (I)	2,787	32,496
CareFusion Corp. (I)	35,830	1,000,374

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Cerus Corp. (I)	8,980	$29,005
Cie Generale d’Optique
Essilor International SA	7,373	711,765
Cochlear, Ltd.	3,472	273,179
Conceptus, Inc. (I)(L)	5,105	106,235
CONMED Corp.	4,630	127,927
Covidien PLC	77,516	4,504,455
CryoLife, Inc.	4,460	26,492
Cyberonics, Inc. (I)	4,461	230,634
Cynosure, Inc., Class A (I)	1,604	36,122
DENTSPLY International, Inc.	22,893	908,852
Derma Sciences, Inc. (I)(L)	1,520	17,313
DexCom, Inc. (I)(L)	11,101	145,201
Edwards Lifesciences Corp. (I)	18,683	1,621,124
Elekta AB, Series B	12,255	177,384
Endologix, Inc. (I)(L)	8,965	131,427
EnteroMedics, Inc. (I)	4,342	13,460
Exactech, Inc. (I)	1,501	25,502
Getinge AB, B Shares	6,696	215,942
Globus Medical, Inc., Class A (I)(L)	1,611	21,442
Greatbatch, Inc. (I)	3,862	87,204
Haemonetics Corp. (I)(L)	4,108	332,871
Hansen Medical, Inc. (I)(L)	8,839	19,269
HeartWare International, Inc. (I)(L)	2,291	188,572
Hill-Rom Holdings, Inc.	12,701	355,120
Hologic, Inc. (I)	54,074	1,031,732
ICU Medical, Inc. (I)	2,046	120,489
IDEXX Laboratories, Inc. (I)(L)	11,243	1,050,883
Insulet Corp. (I)(L)	7,749	170,091
Integra LifeSciences Holdings Corp. (I)	3,177	123,141
Intuitive Surgical, Inc. (I)(L)	6,448	3,410,992
Invacare Corp. (L)	5,194	73,391
MAKO Surgical Corp. (I)(L)	5,844	80,647
Masimo Corp. (L)	18,734	388,168
Medtronic, Inc.	164,711	6,935,980
Meridian Bioscience, Inc. (L)	6,725	134,702
Merit Medical Systems, Inc. (I)(L)	6,871	95,369
Natus Medical, Inc. (I)	4,808	54,427
Navidea Biopharmaceuticals, Inc. (I)(L)	15,284	41,572
Neogen Corp. (I)	3,819	173,955
NuVasive, Inc. (I)	6,982	101,379
NxStage Medical, Inc. (I)	7,993	96,076
Olympus Corp. (I)	12,000	201,082
OraSure Technologies, Inc. (I)	8,783	67,629
Orthofix International NV (I)	3,051	113,650
Palomar Medical Technologies, Inc. (I)	3,211	29,124
PhotoMedex, Inc. (I)(L)	2,122	29,432
Quidel Corp. (I)(L)	4,606	80,743
ResMed, Inc. (L)	29,016	1,192,267
Rochester Medical Corp. (I)	1,761	19,477
Rockwell Medical Technologies, Inc. (I)	3,509	25,546
RTI Biologics, Inc. (I)	9,317	41,647
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	120,000	124,956
Smith & Nephew PLC	62,264	656,094
Solta Medical, Inc. (I)	11,441	28,603
Sonova Holding AG	2,857	312,029
Spectranetics Corp. (I)	5,582	80,381
St. Jude Medical, Inc.	50,693	1,737,756
Staar Surgical Company (I)	6,001	34,686
Stereotaxis, Inc. (I)(L)	494	692
STERIS Corp. (L)	21,235	725,600
Straumann Holding AG	554	64,677
Stryker Corp.	46,688	2,528,622
SurModics, Inc. (I)	2,107	42,435

216

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Symmetry Medical, Inc. (I)(L)	6,023	$58,724
Sysmex Corp.	4,300	195,046
Teleflex, Inc.	8,348	577,682
Terumo Corp.	8,700	371,300
The Cooper Companies, Inc.	9,784	928,893
Thoratec Corp. (I)	12,017	447,032
Tornier BV (I)(L)	2,502	40,582
Unilife Corp. (I)(L)	13,122	29,918
Utah Medical Products, Inc. (L)	623	22,017
Varian Medical Systems, Inc. (I)(L)	17,876	1,236,304
Vascular Solutions, Inc. (I)	2,741	40,978
Volcano Corp. (I)(L)	8,639	235,499
West Pharmaceutical Services, Inc.	5,496	296,949
Wright Medical Group, Inc. (I)(L)	6,380	134,746
Young Innovations, Inc.	906	32,770
Zeltiq Aesthetics, Inc. (I)(L)	2,777	13,163
Zimmer Holdings, Inc.	28,206	1,860,750

		68,590,679
Health Care Providers & Services - 1.7%
Acadia Healthcare Company, Inc. (I)(L)	3,736	85,741
Accretive Health, Inc. (I)(L)	9,110	108,682
Aetna, Inc.	53,960	2,330,532
Air Methods Corp. (I)(L)	2,085	227,619
Alfresa Holdings Corp.	2,700	113,608
Almost Family, Inc. (I)(L)	1,399	27,756
Amedisys, Inc. (I)(L)	4,890	51,198
AMERIGROUP Corp. (I)	9,966	915,078
AmerisourceBergen Corp.	40,629	1,715,356
Amil Participacoes SA	9,000	129,853
AMN Healthcare Services, Inc. (I)	6,610	72,247
Amsurg Corp. (I)	5,165	144,723
Assisted Living Concepts, Inc., Class A	3,079	26,664
Bio-Reference Labs, Inc. (I)(L)	3,987	104,978
BioScrip, Inc. (I)	7,142	73,563
Capital Senior Living Corp. (I)	4,576	81,499
Cardinal Health, Inc.	55,071	2,227,622
Catamaran Corp. (I)	5,057	248,230
Celesio AG	5,985	101,657
Centene Corp. (I)	8,322	365,419
Chemed Corp. (L)	3,120	212,410
Chindex International, Inc. (I)	1,892	19,393
Cigna Corp.	46,559	2,433,639
Community Health Systems, Inc. (I)	18,582	547,426
Corvel Corp. (I)	1,026	43,041
Coventry Health Care, Inc.	21,612	944,012
Cross Country Healthcare, Inc. (I)	4,492	18,013
DaVita HealthCare Partners, Inc. (I)	13,747	1,484,676
Diagnosticos da America SA	16,800	97,649
Emeritus Corp. (I)(L)	4,985	112,761
ExamWorks Group, Inc. (I)	4,742	58,469
Express Scripts Holding Company (I)	130,903	7,049,127
Five Star Quality Care, Inc. (I)(L)	7,117	35,016
Fresenius Medical Care AG &
Company KGaA	13,657	937,830
Fresenius SE & Company KGaA	8,013	926,268
Gentiva Health Services, Inc. (I)(L)	4,945	50,934
Hanger, Inc. (I)(L)	5,537	144,571
Health Management
Associates, Inc., Class A (I)	52,370	416,342
Health Net, Inc. (I)	16,646	392,013
HealthSouth Corp. (I)(L)	15,486	340,537
Healthways, Inc. (I)	5,449	58,958
Henry Schein, Inc. (I)(L)	18,085	1,460,725
HMS Holdings Corp. (I)(L)	31,542	730,828

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Humana, Inc.	26,110	$1,707,855
IHH Healthcare BHD (I)	125,109	143,185
IPC The Hospitalist Company, Inc. (I)	2,694	101,699
Kindred Healthcare, Inc. (I)(L)	8,560	92,876
Laboratory Corp. of America Holdings (I)(L)	15,484	1,309,792
Landauer, Inc.	1,484	88,417
LHC Group, Inc. (I)(L)	2,651	51,363
Life Healthcare Group Holdings, Ltd.	58,160	209,445
LifePoint Hospitals, Inc. (I)	9,986	359,296
Magellan Health Services, Inc. (I)	4,445	230,607
McKesson Corp.	38,106	3,599,874
Medipal Holdings Corp.	9,200	109,236
MEDNAX, Inc. (I)(L)	10,157	802,403
Metropolitan Health Networks, Inc. (I)	7,151	80,377
Miraca Holdings, Inc.	3,600	146,163
Molina Healthcare, Inc. (I)	4,836	134,634
MWI Veterinary Supply, Inc. (I)(L)	2,062	230,202
National Healthcare Corp.	1,422	63,606
National Research Corp. (L)	428	23,018
Netcare, Ltd.	58,868	117,180
Odontoprev SA	19,500	98,559
Omnicare, Inc.	22,788	825,837
Owens & Minor, Inc. (L)	23,259	636,831
Patterson Companies, Inc.	13,718	467,784
PDI, Inc. (I)	1,589	10,376
PharMerica Corp. (I)	4,797	69,269
PSS World Medical, Inc. (I)(L)	8,152	231,843
Quest Diagnostics, Inc.	25,632	1,481,017
Ramsay Health Care, Ltd.	8,449	234,606
Select Medical Holdings Corp. (I)	5,715	63,094
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	46,300	86,613
Sinopharm Group Company, Ltd., H Shares	58,400	180,353
Skilled Healthcare Group, Inc., Class A (I)(L)	3,274	21,936
Sonic Healthcare, Ltd.	23,339	327,669
Sun Healthcare Group, Inc. (I)	4,161	35,202
Sunrise Senior Living, Inc. (I)	9,394	135,649
Suzuken Company, Ltd.	4,600	136,982
Team Health Holdings, Inc. (I)	4,588	128,418
Tenet Healthcare Corp. (I)	16,822	487,165
The Ensign Group, Inc.	2,868	73,966
The Providence Service Corp. (I)	2,022	28,146
Triple-S Management Corp., Class B (I)	3,056	53,327
UnitedHealth Group, Inc.	166,740	9,068,989
Universal American Corp.	6,228	51,630
Universal Health Services, Inc., Class B	18,013	811,846
US Physical Therapy, Inc.	1,957	52,291
Vanguard Health Systems, Inc. (I)(L)	5,180	54,753
VCA Antech, Inc. (I)	17,928	372,544
WellCare Health Plans, Inc. (I)	15,772	761,314
WellPoint, Inc. (L)	52,505	2,935,030

		57,190,930
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	34,993	389,122
athenahealth, Inc. (I)	5,796	369,147
Cerner Corp. (I)(L)	23,493	1,814,129
Computer Programs & Systems, Inc. (L)	1,794	89,826
Epocrates, Inc. (I)(L)	3,124	31,521
Greenway Medical Technologies, Inc. (I)(L)	1,344	26,127
HealthStream, Inc. (I)	3,166	75,098
MedAssets, Inc. (I)	9,435	151,904
Medidata Solutions, Inc. (I)	3,592	143,680
Merge Healthcare, Inc. (I)(L)	9,302	30,418
Omnicell, Inc. (I)	5,463	83,420

217

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Technology (continued)
Quality Systems, Inc. (L)	6,395	$116,453
Vocera Communications, Inc. (I)	1,176	28,918

		3,349,763
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (I)(L)	11,445	38,112
Agilent Technologies, Inc.	56,259	2,154,157
BG Medicine, Inc. (I)	1,647	2,388
Bio-Rad Laboratories, Inc., Class A (I)	4,105	428,931
Cambrex Corp. (I)	4,809	52,755
Charles River
Laboratories International, Inc. (I)	9,955	381,973
Covance, Inc. (I)(L)	11,254	641,591
Fluidigm Corp. (I)(L)	3,959	56,376
Furiex Pharmaceuticals, Inc. (I)	1,249	24,306
Harvard Bioscience, Inc. (I)	3,810	15,011
Life Technologies Corp. (I)	28,303	1,396,753
Lonza Group AG	2,917	140,534
Luminex Corp. (I)(L)	6,762	116,442
Mettler-Toledo International, Inc. (I)(L)	6,338	1,185,776
Pacific Biosciences of California, Inc. (I)	5,661	9,510
PAREXEL International Corp. (I)	9,690	312,890
PerkinElmer, Inc.	18,418	582,930
QIAGEN NV (I)	14,775	272,948
Sequenom, Inc. (I)(L)	18,480	89,998
Techne Corp.	7,072	501,405
Thermo Fisher Scientific, Inc.	59,022	3,750,848
Waters Corp. (I)(L)	14,156	1,196,890

		13,352,524
Pharmaceuticals - 4.9%
Acura Pharmaceuticals, Inc. (I)	1,895	3,468
Akorn, Inc. (I)(L)	9,189	123,960
Allergan, Inc.	49,654	4,605,409
Ampio Pharmaceuticals, Inc. (I)(L)	4,386	16,316
Aspen Pharmacare Holdings, Ltd.	16,282	286,450
Astellas Pharma, Inc.	24,200	1,226,521
AstraZeneca PLC	84,726	4,026,929
Auxilium Pharmaceuticals, Inc. (I)	7,823	149,732
AVANIR Pharmaceuticals, Inc., Class A (I)	21,917	57,861
Bayer AG	51,310	4,642,709
BioDelivery Sciences International, Inc. (I)	3,630	15,428
Biosante Pharmaceuticals, Inc. (I)	1	1
Bristol-Myers Squibb Company	271,094	8,845,797
Cadence Pharmaceuticals, Inc. (I)	10,001	42,604
Celltrion, Inc. (I)	3,834	92,054
Cempra, Inc. (I)	640	3,936
Chugai Pharmaceutical Company, Ltd.	11,800	234,307
Corcept Therapeutics, Inc. (I)	8,414	12,116
Cornerstone Therapeutics, Inc. (I)	1,320	6,851
Cumberland Pharmaceuticals, Inc. (I)	2,163	9,690
Daiichi Sankyo Company, Ltd.	37,500	581,490
Dainippon Sumitomo
Pharma Company, Ltd. (L)	8,200	96,688
Depomed, Inc. (I)(L)	9,047	54,463
Dr. Reddy’s Laboratories, Ltd., ADR (L)	30,341	1,017,637
Eisai Company, Ltd.	13,500	567,828
Eli Lilly & Company	164,878	8,085,617
Endo Health Solutions, Inc. (I)	23,879	684,372
Endocyte, Inc. (I)(L)	4,782	44,807
Forest Laboratories, Inc. (I)	37,751	1,338,650
Forest Laboratories, Inc. (Berlin Exchange) (I)	891	517
GlaxoSmithKline PLC	338,231	7,232,570
Hi-Tech Pharmacal Company, Inc. (I)(L)	1,735	52,397
Hisamitsu Pharmaceutical Company, Inc.	3,400	177,278

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Horizon Pharma, Inc. (I)	5,509	$14,268
Hospira, Inc. (I)	26,659	794,438
Impax Laboratories, Inc. (I)	10,842	220,526
Jazz Pharmaceuticals PLC (I)(L)	6,713	361,696
Johnson & Johnson	445,151	31,040,379
Kalbe Farma Tbk PT	1,376,810	148,038
Kyowa Hakko Kogyo Company, Ltd.	12,737	130,587
Lannett Company, Inc. (I)	2,649	13,139
MAP Pharmaceuticals, Inc. (I)(L)	4,543	72,415
Medicis Pharmaceutical Corp., Class A	21,486	929,270
Merck & Company, Inc.	491,747	21,784,392
Merck KGaA	4,017	537,349
Mitsubishi Tanabe Pharma Corp.	11,800	160,638
Mylan, Inc. (I)	65,534	1,781,214
Nektar Therapeutics (I)(L)	18,524	120,962
Novartis AG	129,932	8,041,697
Obagi Medical Products, Inc. (I)	3,142	42,920
Omeros Corp. (I)(L)	4,282	32,029
Ono Pharmaceutical Company, Ltd.	4,300	235,503
Optimer Pharmaceuticals, Inc. (I)(L)	7,599	77,434
Orion OYJ, Series B	3,717	99,618
Otsuka Holdings Company, Ltd.	19,400	575,850
Pacira Pharmaceuticals, Inc. (I)	2,972	50,673
Pain Therapeutics, Inc. (I)	6,615	21,036
Pernix Therapeutics Holdings (I)	1,384	10,781
Perrigo Company (L)	14,191	1,468,769
Pfizer, Inc.	1,206,021	30,174,645
Pharmstandard OJSC, GDR (I)	1,827	26,126
Pozen, Inc. (I)(L)	4,295	23,837
Questcor Pharmaceuticals, Inc. (L)	8,690	225,506
Ranbaxy Laboratories, Ltd., GDR (I)	29,767	281,934
Ranbaxy Laboratories, Ltd., GDR
(German Exchange) (I)	36,145	346,452
Repros Therapeutics, Inc. (I)(L)	2,745	41,202
Roche Holdings AG	39,729	7,820,727
Sagent Pharmaceuticals, Inc. (I)(L)	1,490	22,201
Sanofi	41,433	3,697,836
Santarus, Inc. (I)	8,842	88,155
Santen Pharmaceutical Company, Ltd.	3,900	167,788
Sciclone Pharmaceuticals, Inc. (I)(L)	9,349	41,042
Shionogi & Company, Ltd.	15,900	270,180
Shire PLC	37,673	1,088,627
Sihuan Pharmaceutical Holdings Group, Ltd.	127,000	52,414
Sucampo Pharmaceuticals, Inc., Class A (I)	1,642	8,604
Supernus Pharmaceuticals, Inc. (I)(L)	501	4,003
Taisho Pharmaceutical
Holdings Company, Ltd.	1,900	140,432
Takeda Pharmaceutical Company, Ltd.	42,700	1,952,657
The Medicines Company (I)	8,916	191,427
Transcept Pharmaceuticals, Inc. (I)	2,232	12,030
Tsumura & Company, Ltd.	3,100	100,981
UCB SA	3,654	207,476
Valeant Pharmaceuticals International, Inc. (I)	7,279	405,517
Ventrus Biosciences, Inc. (I)	1,833	4,546
ViroPharma, Inc. (I)(L)	11,270	279,383
Vivus, Inc. (I)(L)	16,096	181,885
Watson Pharmaceuticals, Inc. (I)	20,610	1,813,886
XenoPort, Inc. (I)	6,940	54,479
Yuhan Corp.	282	44,155
Zogenix, Inc. (I)(L)	9,060	23,918

		162,896,125

		354,313,987

218

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 10.7%
Aerospace & Defense - 1.8%
AAR Corp. (L)	6,642	$102,021
Aerovironment, Inc. (I)	2,902	59,230
Alliant Techsystems, Inc.	6,673	400,380
American Science & Engineering, Inc. (L)	1,384	88,410
API Technologies Corp. (I)	5,472	14,391
Astronics Corp. (I)(L)	2,049	41,185
Astronics Corp., Class B (I)	259	5,151
AviChina Industry & Technology
Company, Ltd., H Shares	140,000	60,299
B/E Aerospace, Inc. (I)	21,239	1,005,879
BAE Systems PLC	216,168	1,133,414
Bombardier, Inc.	35,431	125,195
CAE, Inc.	6,353	63,188
Cobham PLC	72,496	246,377
CPI Aerostructures, Inc. (I)(L)	1,358	12,915
Cubic Corp.	2,658	130,109
Curtiss-Wright Corp.	7,738	245,527
DigitalGlobe, Inc. (I)(L)	5,894	146,996
Embraer SA	36,300	222,713
Esterline Technologies Corp. (I)	11,323	692,288
European Aeronautic Defence &
Space Company NV	14,692	494,537
Exelis, Inc.	38,164	431,253
Finmeccanica SpA (I)(L)	27,437	144,418
GenCorp, Inc. (I)(L)	9,814	90,289
General Dynamics Corp.	53,542	3,560,543
GeoEye, Inc. (I)	2,442	74,628
HEICO Corp. (L)	8,593	353,860
Hexcel Corp. (I)	16,265	420,450
Honeywell International, Inc.	126,030	7,729,420
Huntington Ingalls Industries, Inc.	10,114	413,157
Korea Aerospace Industries, Ltd.	1,270	32,460
Kratos Defense &
Security Solutions, Inc. (I)(L)	6,569	29,232
L-3 Communications Holdings, Inc.	15,590	1,198,092
LMI Aerospace, Inc. (I)	1,669	33,113
Lockheed Martin Corp. (L)	43,475	4,056,218
Meggitt PLC (I)	52,674	328,832
Moog, Inc., Class A (I)	2,991	109,949
National Presto Industries, Inc.	798	61,254
Northrop Grumman Corp.	39,914	2,662,264
Orbital Sciences Corp. (I)	9,798	128,256
Precision Castparts Corp.	23,468	4,303,797
Raytheon Company	53,608	3,062,625
Rockwell Collins, Inc. (L)	22,952	1,312,395
Rolls-Royce Holdings PLC	126,330	1,803,521
Safran SA	8,028	328,972
SIFCO Industries, Inc.	462	7,073
Singapore Technologies Engineering, Ltd.	98,000	294,472
Sypris Solutions, Inc.	2,158	8,805
Taser International, Inc. (I)	9,217	76,132
Teledyne Technologies, Inc. (I)	6,044	380,772
Textron, Inc. (L)	45,361	1,065,530
Thales SA	3,004	108,021
The Boeing Company	109,246	8,114,793
The KEYW Holding Corp. (I)	4,185	53,819
Triumph Group, Inc.	10,199	669,156
United Technologies Corp.	135,439	10,850,018
Zodiac Aerospace	1,213	135,481

		59,723,275
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (I)	8,914	33,784
Atlas Air Worldwide Holdings, Inc. (I)	4,290	185,671

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics (continued)
C.H. Robinson Worldwide, Inc. (L)	26,072	$1,609,685
Deutsche Post AG	52,917	1,098,420
Echo Global Logistics, Inc. (I)	2,422	42,555
Expeditors International of Washington, Inc.	33,994	1,272,055
FedEx Corp.	47,149	4,221,250
Forward Air Corp.	4,753	158,037
Hub Group, Inc., Class A (I)	6,046	195,709
Hyundai Glovis Company, Ltd.	479	104,380
Pacer International, Inc. (I)	5,841	20,268
Park-Ohio Holdings Corp. (I)	1,442	30,181
TNT Express NV	10,222	99,737
Toll Holdings, Ltd.	39,384	191,603
United Parcel Service, Inc., Class B	116,062	8,485,293
UTi Worldwide, Inc.	21,194	299,259
XPO Logistics, Inc. (I)(L)	2,847	45,182
Yamato Transport Company, Ltd.	20,900	313,769

		18,406,838
Airlines - 0.2%
Air China, Ltd., H Shares	133,466	89,336
AirAsia BHD	77,746	72,960
Alaska Air Group, Inc. (I)	25,876	1,106,199
All Nippon Airways Company, Ltd.	66,000	141,704
Allegiant Travel Company	2,424	179,424
Cathay Pacific Airways, Ltd.	79,000	138,737
China Airlines, Ltd. (I)	141,000	56,841
China Southern Airlines Company, Ltd.,
H Shares (L)	140,000	62,376
Deutsche Lufthansa AG	15,946	264,669
Eva Airways Corp. (I)	89,000	51,616
Hawaiian Holdings, Inc. (I)(L)	8,353	52,123
International Consolidated
Airlines Group SA (I)	26,531	71,406
Japan Airlines Company, Ltd. (I)	3,600	165,505
JetBlue Airways Corp. (I)(L)	84,191	432,742
Korean Air Lines Company, Ltd. (I)	1,417	58,816
Qantas Airways, Ltd. (I)	69,621	96,253
Republic Airways Holdings, Inc. (I)(L)	8,081	46,951
Ryanair Holdings PLC, ADR	1,330	45,792
Singapore Airlines, Ltd.	11,140	97,676
Singapore Airlines, Ltd. (Board Lot 200)	25,000	220,447
SkyWest, Inc.	8,254	95,664
Southwest Airlines Company	119,977	1,143,381
Spirit Airlines, Inc. (I)	6,733	112,980
Turk Hava Yollari (I)	148,159	436,014
US Airways Group, Inc. (I)(L)	26,231	338,118

		5,577,730
Building Products - 0.2%
AAON, Inc. (L)	3,106	65,381
Ameresco, Inc., Class A (I)	3,356	31,546
American Woodmark Corp. (I)	1,604	45,570
AO Smith Corp.	6,296	396,333
Apogee Enterprises, Inc.	4,597	105,363
Asahi Glass Company, Ltd.	54,000	414,109
Assa Abloy AB, Series B	9,802	354,558
Builders FirstSource, Inc. (I)(L)	7,161	37,237
Cie de Saint-Gobain	13,592	542,633
Daikin Industries, Ltd.	12,800	404,572
Fortune Brands Home & Security, Inc. (I)	32,829	984,542
Geberit AG	2,036	430,272
Gibraltar Industries, Inc. (I)	4,798	66,548
Griffon Corp. (L)	7,394	76,750
Insteel Industries, Inc. (L)	2,771	33,141
KCC Corp.	147	38,822

219

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products (continued)
Lennox International, Inc. (L)	9,485	$498,816
LIXIL Group Corp.	14,600	310,025
Masco Corp.	57,657	977,863
NCI Building Systems, Inc. (I)	3,002	39,296
Nortek, Inc. (I)	1,257	82,070
Patrick Industries, Inc. (I)	703	12,218
PGT, Inc. (I)	3,066	13,460
Quanex Building Products Corp. (L)	5,960	124,683
Simpson Manufacturing Company, Inc. (L)	6,497	212,517
Taiwan Glass Industrial Corp.	43,395	40,926
TOTO, Ltd.	16,000	109,797
Trex Company, Inc. (I)	2,404	97,626
Universal Forest Products, Inc.	3,200	120,512
USG Corp. (I)(L)	11,973	321,236

		6,988,422
Commercial Services & Supplies - 0.7%
A.T. Cross Company, Class A (I)	1,355	13,279
ABM Industries, Inc.	8,704	166,072
ACCO Brands Corp. (I)	18,266	123,113
Acorn Energy, Inc. (L)	2,938	23,915
Aggreko PLC	18,043	645,633
American Reprographics Company (I)	5,700	14,364
Avery Dennison Corp. (L)	16,382	547,978
Babcock International Group PLC	24,555	392,237
Brambles, Ltd.	91,053	687,822
Casella Waste Systems, Inc., Class A (I)	6,126	27,077
CECO Environmental Corp.	1,351	12,591
Cenveo, Inc. (I)(L)	8,548	20,002
Cintas Corp. (L)	17,365	719,606
Clean Harbors, Inc. (I)(L)	9,701	555,673
Compx International Inc	220	2,904
Consolidated Graphics, Inc. (I)	1,294	44,048
Copart, Inc. (I)	22,082	667,097
Corrections Corp. of America	20,438	692,848
Courier Corp.	1,648	18,639
Dai Nippon Printing Company, Ltd.	29,000	217,884
Deluxe Corp. (L)	18,581	535,133
Edenred	5,826	177,573
EnergySolutions, Inc. (I)	12,466	40,764
EnerNOC, Inc. (I)	3,996	45,115
Ennis, Inc.	3,804	57,897
G&K Services, Inc., Class A	3,075	104,243
G4S PLC	94,443	374,010
Healthcare Services Group, Inc. (L)	10,878	255,851
Heritage-Crystal Clean, Inc. (I)(L)	1,316	19,714
Herman Miller, Inc.	21,367	451,271
HNI Corp. (L)	16,633	495,331
InnerWorkings, Inc. (I)	5,161	67,145
Interface, Inc.	9,489	139,393
Intersections, Inc.	1,532	14,140
Iron Mountain, Inc. (L)	26,580	839,931
Kimball International, Inc., Class B	5,298	66,119
Knoll, Inc.	7,773	111,620
McGrath RentCorp. (L)	4,050	113,481
Metalico, Inc. (I)	6,571	10,974
Mine Safety Appliances Company	10,834	419,059
Mobile Mini, Inc. (I)(L)	6,210	123,952
Multi-Color Corp.	2,113	47,500
Multiplus SA	3,300	76,446
NL Industries, Inc.	1,184	12,669
Performant Financial Corp. (I)	1,416	13,679
Pitney Bowes, Inc. (L)	32,394	362,489
Quad/Graphics, Inc. (L)	4,074	65,999
R.R. Donnelley & Sons Company (L)	29,111	273,643

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Republic Services, Inc.	48,361	$1,376,838
Ritchie Brothers Auctioneers, Inc. (L)	2,193	50,159
Rollins, Inc.	13,428	305,756
S1 Corp.	629	39,847
Schawk, Inc.	1,999	24,008
Secom Company, Ltd.	11,700	600,742
Securitas AB, Series B	8,457	66,151
Serco Group PLC	33,376	292,470
Societe BIC SA	968	120,977
Standard Parking Corp. (I)	2,474	55,047
Steelcase, Inc., Class A (L)	12,268	142,800
Stericycle, Inc. (I)(L)	13,829	1,292,597
Swisher Hygiene, Inc. (I)	18,631	26,642
Sykes Enterprises, Inc. (I)(L)	6,334	92,856
Team, Inc. (I)	3,239	116,345
Tetra Tech, Inc. (I)	10,293	265,148
The ADT Corp.	37,126	1,704,083
The Brink’s Company	17,408	478,024
The Geo Group, Inc.	9,937	280,223
TMS International Corp., Class A (I)	2,210	24,310
Toppan Printing Company, Ltd.	29,000	180,703
TRC Companies, Inc. (I)	2,278	12,165
Tyco International, Ltd.	74,252	2,106,529
UniFirst Corp.	2,358	166,404
United Stationers, Inc. (L)	6,601	202,585
US Ecology, Inc.	2,991	65,383
Viad Corp.	3,290	73,959
Waste Connections, Inc. (L)	25,169	828,563
Waste Management, Inc. (L)	70,355	2,291,462

		24,190,699
Construction & Engineering - 0.4%
ACS Actividades de Construccion
y Servicios SA	3,534	75,570
AECOM Technology Corp. (I)	23,100	521,829
Aegion Corp. (I)(L)	6,401	131,989
Argan, Inc.	1,700	31,637
Aveng, Ltd.	25,001	75,681
Balfour Beatty PLC	45,664	189,076
Bouygues SA	6,274	154,959
China Communications Construction
Company, Ltd., H Shares	314,965	286,530
China Railway Construction Corp.,
H Shares (L)	139,300	155,583
China Railway Group, Ltd., H Shares	283,000	164,233
China State Construction
International Holdings, Ltd.	124,000	155,714
Chiyoda Corp.	9,000	130,131
Comfort Systems USA, Inc.	5,606	60,601
CTCI Corp.	29,000	55,309
Daelim Industrial Company, Ltd.	976	71,098
Daewoo Engineering &
Construction Company, Ltd. (I)	3,469	30,430
Doosan Heavy Industries and
Construction Company, Ltd.	1,737	65,199
Dycom Industries, Inc. (I)	5,446	97,810
EMCOR Group, Inc.	10,817	355,338
Ferrovial SA	10,244	151,859
Fluor Corp.	26,959	1,430,984
Furmanite Corp. (I)	6,191	27,426
Gamuda BHD	103,300	124,029
Granite Construction, Inc.	13,537	414,232
Great Lakes Dredge & Dock Corp.	9,692	85,580
GS Engineering & Construction Corp.	1,265	62,367
Hochtief AG (I)	1,895	101,149

220

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Hyundai Development Company	1,930	$36,887
Hyundai Engineering &
Construction Company, Ltd.	2,395	150,374
IJM Corp. BHD	73,000	118,875
Jacobs Engineering Group, Inc. (I)(L)	20,948	857,611
JGC Corp.	11,000	363,835
Kajima Corp.	49,000	141,309
KBR, Inc.	30,096	836,669
Kinden Corp.	7,000	42,074
Koninklijke Boskalis Westinster NV	2,320	97,992
Larsen & Toubro, Ltd., GDR	16,760	514,700
Larsen & Toubro, Ltd., GDR
(London Exchange)	26,870	825,811
Layne Christensen Company (I)(L)	3,233	74,327
Leighton Holdings, Ltd.	8,708	157,720
Malaysia Marine And Heavy Engineering
Holdings BHD	29,833	43,270
MasTec, Inc. (I)	8,855	202,248
Metallurgical Corp. of China, Ltd.,
H Shares (I)(L)	178,000	31,218
Michael Baker Corp.	1,309	25,460
MYR Group, Inc. (I)	3,353	71,888
Northwest Pipe Company (I)	1,550	31,930
Obayashi Corp.	38,000	179,860
Orion Marine Group, Inc. (I)(L)	4,431	31,460
Pike Electric Corp. (I)	2,775	27,473
Primoris Services Corp.	4,915	71,169
Quanta Services, Inc. (I)(L)	34,411	889,868
Samsung Engineering Company, Ltd.	1,074	160,645
Shimizu Corp.	35,000	105,590
Skanska AB, Series B	10,256	163,032
SNC-Lavalin Group, Inc. (L)	3,709	147,113
Sterling Construction Company, Inc. (I)	2,791	25,761
Taisei Corp.	60,000	163,456
The Shaw Group, Inc. (I)	13,482	605,746
Tutor Perini Corp. (I)(L)	5,797	74,549
URS Corp.	15,701	591,614
Vinci SA	15,791	697,417

		13,765,294
Electrical Equipment - 0.8%
A123 Systems, Inc. (I)	17,090	1,384
ABB, Ltd.	123,673	2,410,139
Acuity Brands, Inc.	15,504	1,025,590
Alstom SA	7,100	258,271
American Superconductor Corp. (I)(L)	6,391	17,767
AMETEK, Inc.	49,547	1,849,590
AZZ, Inc.	4,081	155,568
Belden, Inc.	7,371	277,739
Brady Corp., Class A (L)	7,936	253,476
Capstone Turbine Corp. (I)(L)	49,426	47,736
Coleman Cable, Inc.	1,572	14,510
Cooper Industries PLC	25,813	2,047,745
Dongfang Electric Corp., Ltd., H Shares	22,400	38,007
Eaton Corp. PLC	54,509	2,843,189
Emerson Electric Company	117,433	5,898,660
Encore Wire Corp.	2,726	85,433
EnerSys, Inc. (I)(L)	7,760	270,358
Enphase Energy, Inc. (I)	1,165	3,250
Franklin Electric Company, Inc. (L)	3,808	226,804
FuelCell Energy, Inc. (I)(L)	25,028	21,524
Fuji Electric Company, Ltd.	30,000	64,430
Furukawa Electric Company, Ltd. (I)	34,000	65,150
Generac Holdings, Inc.	3,996	130,389
General Cable Corp. (I)	10,168	291,923

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Global Power Equipment Group, Inc.	2,821	$42,371
GS Yuasa Corp.	19,000	74,330
Hubbell, Inc., Class B	10,912	919,336
II-VI, Inc. (I)(L)	8,548	146,256
Legrand SA	8,098	327,922
LS Cable, Ltd.	699	60,993
LS Industrial Systems Company, Ltd.	590	39,788
LSI Industries, Inc.	3,307	22,554
Mabuchi Motor Company, Ltd.	1,300	55,022
Mitsubishi Electric Corp.	106,000	830,220
Nidec Corp.	6,000	365,274
Powell Industries, Inc. (I)	1,369	54,815
Preformed Line Products Company	344	19,305
Prysmian SpA	13,898	263,488
Regal-Beloit Corp.	8,514	593,852
Rockwell Automation, Inc.	22,790	1,805,880
Roper Industries, Inc. (L)	15,792	1,761,282
Schneider Electric SA	18,195	1,280,167
Shanghai Electric Group Company, Ltd.,
H Shares	195,136	76,748
Sumitomo Electric Industries, Ltd.	41,300	448,268
Suzlon Energy, Ltd., GDR (I)	233,237	310,205
Teco Electric & Machinery Company, Ltd.	86,000	62,605
Thermon Group Holdings, Inc. (I)	2,371	58,635
Ushio, Inc.	5,500	63,070
Vicor Corp. (I)	3,088	16,521
Walsin Lihwa Corp. (I)	149,000	46,772
Zhuzhou CSR Times Electric Company, Ltd.,
H Shares	32,000	97,566

		28,141,877
Industrial Conglomerates - 2.0%
3M Company	102,691	9,339,746
Aboitiz Equity Ventures, Inc.	136,845	165,037
Alliance Global Group, Inc.	290,869	116,029
Beijing Enterprises Holdings, Ltd.	36,714	236,581
Berjaya Corp. BHD	159,300	28,820
Bidvest Group, Ltd.	17,051	402,333
Carlisle Companies, Inc.	12,786	724,583
Citic Pacific, Ltd.	90,033	114,325
CJ Corp.	521	51,986
Danaher Corp.	94,308	5,089,803
DMCI Holdings, Inc.	56,408	75,662
Doosan Corp.	255	29,786
Enka Insaat ve Sanayi AS	108,102	287,869
Far Eastern New Century Corp.	140,450	167,739
Fraser and Neave, Ltd.	59,000	455,224
General Electric Company	1,704,827	36,022,995
Hopewell Holdings, Ltd.	36,000	141,594
Hutchison Whampoa, Ltd.	131,000	1,344,043
Keppel Corp., Ltd.	89,931	788,368
KOC Holdings AS	188,409	862,349
Koninklijke Philips Electronics NV	31,610	816,015
LG Corp.	3,394	203,698
MMC Corp. BHD	47,328	41,896
NWS Holdings, Ltd.	91,230	148,033
Raven Industries, Inc. (L)	5,892	153,133
Reunert, Ltd.	10,295	84,659
Samsung Techwin Company, Ltd.	1,348	72,193
San Miguel Corp.	33,551	89,443
Seaboard Corp.	48	113,297
SembCorp Industries, Ltd.	62,000	262,868
Shanghai Industrial Holdings, Ltd.	37,070	121,441
Siemens AG	51,110	5,271,363
Sime Darby BHD	168,100	495,958

221

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates (continued)
SK Holdings Company, Ltd.	927	$153,641
SM Investments Corp.	15,206	326,628
Smiths Group PLC	26,169	459,387
Standex International Corp.	2,075	102,215
Turkiye Sise ve Cam Fabrikalari AS	130,686	192,297

		65,553,037
Machinery - 2.2%
Accuride Corp. (I)	7,484	22,976
Actuant Corp., Class A (L)	11,797	339,400
AGCO Corp. (I)	19,861	916,585
Airtac International Group	4,000	21,153
Alamo Group, Inc.	1,167	38,651
Albany International Corp., Class A	4,481	96,386
Alfa Laval AB	9,400	185,001
Altra Holdings, Inc.	4,431	83,347
Amada Company, Ltd.	20,000	114,771
American Railcar Industries, Inc. (I)	1,558	47,877
Ampco-Pittsburgh Corp. (L)	1,392	26,072
Andritz AG	4,878	311,089
Astec Industries, Inc. (L)	3,290	95,246
Atlas Copco AB, Series A	20,127	518,411
Atlas Copco AB, Series B	11,648	268,967
Barnes Group, Inc.	8,894	187,574
Blount International, Inc. (I)(L)	7,984	113,932
Briggs & Stratton Corp. (L)	7,892	160,129
Cascade Corp.	1,493	97,000
Caterpillar, Inc.	105,477	8,990,859
Chart Industries, Inc. (I)(L)	4,842	292,844
China International
Marine Containers Co., Ltd.	43,800	54,827
China Rongsheng Heavy Industry
Group Company, Ltd. (L)	216,000	35,363
CIRCOR International, Inc.	2,830	102,276
CLARCOR, Inc.	18,384	852,650
Columbus McKinnon Corp. (I)	3,256	48,710
Commercial Vehicle Group, Inc. (I)	3,979	31,872
Cosco Corp. Singapore, Ltd. (L)	60,000	43,703
Crane Company	9,842	417,694
CSR Corp., Ltd., H Shares	136,000	114,861
Cummins, Inc.	28,592	2,806,591
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	3,360	75,380
Deere & Company (L)	63,238	5,315,154
Donaldson Company, Inc.	27,988	939,837
Doosan Infracore Company, Ltd. (I)	3,600	54,296
Douglas Dynamics, Inc.	3,531	50,776
Dover Corp.	29,516	1,876,922
Dynamic Materials Corp.	2,183	30,540
Energy Recovery, Inc. (I)(L)	7,276	22,701
EnPro Industries, Inc. (I)(L)	3,340	131,195
ESCO Technologies, Inc. (L)	4,342	159,351
FANUC Corp.	10,500	1,781,098
Federal Signal Corp. (I)(L)	9,775	57,477
Fiat Industrial SpA	58,436	625,323
Flow International Corp. (I)	7,984	25,150
Flowserve Corp.	8,255	1,143,730
FreightCar America, Inc.	1,985	41,745
Gardner Denver, Inc.	10,005	698,849
GEA Group AG	10,905	356,341
Graco, Inc. (L)	12,363	610,856
Graham Corp.	1,641	29,489
Greenbrier Companies, Inc. (I)(L)	3,707	70,841
Hardinge, Inc.	2,092	20,062
Harsco Corp.	16,462	331,709

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Hino Motors, Ltd.	15,000	$129,472
Hitachi Construction
Machinery Company, Ltd. (L)	5,600	98,559
Hiwin Technologies Corp.	8,300	60,850
Hurco Companies, Inc. (I)	1,124	26,987
Hyster-Yale Materials Handling, Inc.	1,799	74,623
Hyster-Yale Materials Handling, Inc.	836	34,677
Hyundai Heavy Industries Company, Ltd.	1,501	292,412
Hyundai Mipo Dockyard	370	38,601
IDEX Corp. (L)	17,034	765,678
IHI Corp.	72,000	160,975
Illinois Tool Works, Inc. (L)	69,640	4,287,735
IMI PLC	21,392	361,181
Ingersoll-Rand PLC	46,286	2,257,831
Invensys PLC	55,572	280,863
ITT Corp.	18,876	422,256
John Bean Technologies Corp.	4,755	77,459
Joy Global, Inc. (L)	17,095	974,244
JTEKT Corp.	12,000	97,529
Kadant, Inc. (I)	1,895	45,954
Kawasaki Heavy Industries, Ltd.	77,000	179,538
Kaydon Corp. (L)	5,223	120,286
Kennametal, Inc.	16,365	623,834
Komatsu, Ltd.	50,800	1,146,057
Kone OYJ	7,520	563,638
Kubota Corp.	59,000	628,916
Kurita Water Industries, Ltd.	6,000	130,983
LB Foster Company, Class A	1,529	63,377
Lincoln Electric Holdings, Inc.	17,064	810,711
Lindsay Corp.	2,053	162,372
Lydall, Inc. (I)	2,847	37,267
Makita Corp.	6,000	254,411
MAN SE	2,628	276,175
Melrose Industries PLC	81,346	277,728
Meritor, Inc. (I)	15,673	67,080
Met-Pro Corp.	2,296	20,457
Metso OYJ	6,004	226,005
Middleby Corp. (I)	3,039	387,138
Miller Industries, Inc. (L)	1,824	26,083
Mitsubishi Heavy Industries, Ltd.	167,000	779,092
Mueller Industries, Inc.	3,208	153,214
Mueller Water Products, Inc., Class A	25,349	141,447
Nabtesco Corp.	5,400	107,760
NGK Insulators, Ltd.	14,000	151,447
NN, Inc. (I)(L)	2,866	23,272
Nordson Corp.	11,524	705,154
NSK, Ltd.	23,000	137,542
NTN Corp. (L)	25,000	52,191
Oshkosh Corp. (I)	18,723	549,520
PACCAR, Inc. (L)	57,077	2,507,963
Pall Corp. (L)	18,762	1,115,964
Parker Hannifin Corp.	24,129	1,982,197
Pentair, Ltd.	33,838	1,640,805
PMFG, Inc. (I)(L)	3,398	23,548
Proto Labs, Inc. (I)(L)	798	29,111
RBC Bearings, Inc. (I)	3,636	169,401
Rexnord Corp. (I)	4,680	100,058
Robbins & Myers, Inc. (L)	6,223	369,646
Samsung Heavy Industries Company, Ltd.	5,761	193,872
Sandvik AB	29,938	447,868
Sany Heavy Equipment International
Holdings Company, Ltd.	66,000	32,238
Sauer-Danfoss, Inc.	1,905	100,070
Scania AB, Series B	8,789	182,573

222

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Schindler Holding AG
(Participation Certificates)	2,688	$377,063
Schindler Holding AG (Registered Shares)	986	137,878
SembCorp Marine, Ltd.	52,600	196,363
SKF AB, B Shares	11,425	275,078
SMC Corp.	2,900	491,807
Snap-on, Inc.	9,390	745,942
SPX Corp.	10,363	705,928
Stanley Black & Decker, Inc.	27,146	1,952,069
Sulzer AG	1,312	203,259
Sumitomo Heavy Industries, Ltd.	29,000	123,592
Sun Hydraulics Corp.	3,389	88,588
Tennant Company	3,068	117,014
Terex Corp. (I)(L)	22,574	546,065
The Eastern Company	942	13,913
The Gorman-Rupp Company (L)	2,416	67,237
The Japan Steel Works, Ltd.	17,000	94,143
The Weir Group PLC	14,281	432,712
THK Company, Ltd.	6,400	110,642
Timken Company	16,503	743,460
Titan International, Inc. (L)	7,715	156,846
Trimas Corp. (I)	5,244	135,820
Trinity Industries, Inc. (L)	16,139	512,736
Twin Disc, Inc. (L)	1,394	23,782
United Tractors Tbk PT	101,137	179,325
Vallourec SA	3,471	180,464
Valmont Industries, Inc.	4,782	667,854
Volvo AB, Series B	41,549	589,053
Wabash National Corp. (I)(L)	11,061	89,483
Wabtec Corp.	9,783	827,837
Wartsila OYJ	8,067	340,373
Watts Water Technologies, Inc., Class A	4,565	186,663
Weichai Power Company, Ltd., H Shares	32,920	123,769
Woodward, Inc. (L)	23,584	862,467
Xylem, Inc.	29,970	781,917
Yangzijiang Shipbuilding Holdings, Ltd.	123,000	94,121
Zardoya Otis SA	3,917	53,660
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares	95,200	122,292

		73,422,749
Marine - 0.1%
China COSCO Holdings Company, Ltd.,
H Shares (I)(L)	165,879	75,846
China Shipping Container Lines
Company, Ltd., H Shares (I)	244,076	64,217
China Shipping Development Company, Ltd.,
H Shares	83,568	41,045
Evergreen Marine Corp., Ltd. (I)	65,000	38,273
Genco Shipping & Trading, Ltd. (I)(L)	5,068	13,582
Hyundai Merchant Marine Company, Ltd. (I)	1,290	27,040
International Shipholding Corp.	963	15,870
Kawasaki Kisen Kaisha, Ltd. (I)(L)	43,000	57,168
Kirby Corp. (I)(L)	11,413	660,584
Kuehne & Nagel International AG	2,883	347,154
Matson, Inc. (L)	8,663	199,249
MISC BHD (I)	69,300	91,561
Mitsui O.S.K. Lines, Ltd.	56,000	141,694
Neptune Orient Lines, Ltd. (I)(L)	60,750	54,188
Nippon Yusen KK	81,000	173,075
Orient Overseas International, Ltd.	14,500	91,995
Rand Logistics, Inc. (I)(L)	3,122	20,043
U-Ming Marine Transport Corp.	11,000	17,553
Wan Hai Lines, Ltd. (I)	41,000	22,932

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Marine (continued)
Yang Ming Marine Transport Corp. (I)	52,000	$21,925

		2,174,994
Professional Services - 0.3%
Acacia Research Corp. (I)	8,047	178,885
Adecco SA	7,242	358,137
ALS, Ltd. (L)	19,594	195,286
Barrett Business Services, Inc.	1,187	39,468
Bureau Veritas SA	1,943	215,662
Capita PLC	43,781	535,048
CBIZ, Inc. (I)	6,359	36,946
CDI Corp.	2,171	35,865
CRA International, Inc. (I)(L)	1,765	31,205
Equifax, Inc.	19,353	991,648
Experian PLC	67,560	1,123,104
Exponent, Inc. (I)	2,187	116,873
Franklin Covey Company (I)	2,077	25,609
FTI Consulting, Inc. (I)(L)	15,364	474,901
GP Strategies Corp. (I)	2,417	48,461
Heidrick & Struggles International, Inc.	2,960	38,894
Hill International, Inc. (I)	3,614	12,577
Hudson Global, Inc. (I)(L)	5,142	22,573
Huron Consulting Group, Inc. (I)	3,716	122,405
ICF International, Inc. (I)	3,249	70,243
Insperity, Inc.	3,699	111,710
Intertek Group PLC	10,858	537,502
Kelly Services, Inc., Class A (L)	4,375	59,763
Kforce, Inc. (I)	4,705	60,506
Korn/Ferry International (I)(L)	7,739	111,596
Manpower, Inc.	16,206	622,959
Mistras Group, Inc. (I)	2,557	55,461
Navigant Consulting Company (I)	8,417	87,621
Odyssey Marine Exploration, Inc. (I)(L)	12,108	34,023
On Assignment, Inc. (I)	6,955	138,613
Pendrell Corp. (I)	24,776	27,006
Randstad Holdings NV	3,534	114,906
Resources Connection, Inc.	6,911	80,237
Robert Half International, Inc.	22,895	647,013
RPX Corp. (I)	3,463	31,444
SGS SA	301	675,228
The Advisory Board Company (I)(L)	5,555	251,364
The Corporate Executive Board Company	12,270	525,156
The Dolan Company (I)	5,156	17,685
The Dun & Bradstreet Corp. (L)	7,247	573,817
Towers Watson & Company, Class A	11,687	618,009
TrueBlue, Inc. (I)	6,552	93,366
VSE Corp.	715	16,459
WageWorks, Inc. (I)	1,138	21,019

		10,186,253
Road & Rail - 0.9%
All America Latina Logistica SA	29,700	109,526
Amerco, Inc.	1,411	169,334
Arkansas Best Corp.	4,170	34,528
Asciano, Ltd.	57,058	258,987
Avis Budget Group, Inc. (I)	17,171	325,219
Canadian National Railway Company	10,937	983,653
Canadian Pacific Railway, Ltd.	4,248	396,426
Celadon Group, Inc.	3,319	57,352
Central Japan Railway Company, Ltd.	7,800	618,970
ComfortDelGro Corp., Ltd.	118,000	166,162
Con-way, Inc.	11,427	320,984
CSX Corp.	167,916	3,318,020
East Japan Railway Company	18,600	1,222,659
Genesee & Wyoming, Inc., Class A (I)(L)	15,309	1,116,792

223

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Hankyu Hanshin Holdings, Inc.	60,000	$316,714
Heartland Express, Inc. (L)	7,932	108,906
J.B. Hunt Transport Services, Inc. (L)	18,491	1,099,290
Kansas City Southern (L)	22,474	1,756,343
Keikyu Corp.	24,000	220,811
Keio Corp.	31,000	227,551
Keisei Electric Railway Company, Ltd.	15,000	126,936
Kintetsu Corp. (L)	88,000	350,938
Knight Transportation, Inc.	9,397	141,237
Landstar System, Inc.	9,530	481,932
Localiza Rent a Car SA	8,700	144,742
Marten Transport, Ltd.	2,684	50,781
MTR Corp., Ltd.	89,528	357,945
Nippon Express Company, Ltd.	44,000	158,403
Norfolk Southern Corp.	51,589	3,114,944
Odakyu Electric Railway Company, Ltd.	33,000	337,629
Old Dominion Freight Line, Inc. (I)	11,561	386,600
QR National, Ltd. (I)	100,538	378,886
Quality Distribution, Inc. (I)	3,692	24,699
Roadrunner Transportation Systems, Inc. (I)	2,148	38,685
Ryder Systems, Inc.	8,254	388,516
Saia, Inc. (I)	2,622	56,793
Swift Transportation Company (I)(L)	12,790	108,203
Tobu Railway Company, Ltd.	55,000	284,629
Tokyu Corp.	60,000	308,544
Union Pacific Corp.	76,469	9,388,864
Universal Truckload Services, Inc.	974	15,107
Werner Enterprises, Inc. (L)	16,313	353,829
West Japan Railway Company	9,400	376,134
Zipcar, Inc. (I)(L)	4,461	36,268

		30,239,471
Trading Companies & Distributors - 0.5%
Aceto Corp.	4,480	44,666
Aircastle, Ltd.	9,518	108,220
Applied Industrial Technologies, Inc. (L)	6,857	274,486
Barloworld, Ltd.	12,391	101,393
Beacon Roofing Supply, Inc. (I)(L)	7,594	234,199
BlueLinx Holdings, Inc. (I)	3,825	8,759
Brenntag AG	3,297	426,324
Bunzl PLC	22,114	364,638
CAI International, Inc. (I)	2,091	41,820
Daewoo International Corp.	1,355	49,983
DXP Enterprises, Inc. (I)	1,439	69,489
Edgen Group, Inc. (I)	2,435	16,923
Fastenal Company (L)	43,513	1,819,279
Finning International, Inc.	4,273	97,905
GATX Corp.	9,581	403,648
H&E Equipment Services, Inc. (L)	4,649	72,292
Houston Wire & Cable Company	2,741	30,754
ITOCHU Corp.	82,100	823,798
Kaman Corp. (L)	4,345	157,463
Marubeni Corp.	90,000	595,542
Mitsubishi Corp.	76,500	1,456,290
Mitsui & Company, Ltd.	94,400	1,310,327
MSC Industrial Direct Company, Inc., Class A	9,484	689,107
Noble Group, Ltd.	244,773	217,255
Rexel SA	3,567	69,393
Rush Enterprises, Inc., Class A (I)(L)	5,400	103,410
Samsung C&T Corp.	4,505	247,084
SeaCube Container Leasing, Ltd. (L)	1,870	34,352
SK Networks Company, Ltd.	3,990	30,469
Sojitz Corp.	70,300	89,036
Sumitomo Corp.	61,200	763,547
TAL International Group, Inc. (L)	4,719	160,682

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Textainer Group Holdings, Ltd.	2,244	$67,724
Titan Machinery, Inc. (I)	2,732	60,486
Toyota Tsusho Corp.	11,400	263,857
United Rentals, Inc. (I)	18,938	786,495
W.W. Grainger, Inc.	9,677	1,877,532
Watsco, Inc. (L)	10,813	775,184
Willis Lease Finance Corp. (I)	1,023	14,660
Wolseley PLC (I)	19,145	889,447

		15,647,918
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	9,016	131,821
Aeroports de Paris	890	68,661
Atlantia SpA	22,335	381,604
Beijing Capital International Airport
Company, Ltd., H Shares	135,211	96,794
CCR SA	58,500	502,649
China Merchants Holdings
International Company, Ltd.	78,031	236,460
COSCO Pacific, Ltd.	113,508	159,245
EcoRodovias Infraestrutura e Logistica SA	11,400	91,016
Fraport AG Frankfurt Airport
Services Worldwide	2,332	129,454
Groupe Eurotunnel SA	16,889	127,364
Hutchison Port Holdings Trust	324,100	251,023
International Container Terminal Services, Inc.	54,942	95,439
Jasa Marga Tbk PT	123,354	73,244
Jiangsu Expressway, Ltd., H Shares	78,855	70,479
Kamigumi Company, Ltd.	13,000	100,827
Koninklijke Vopak NV	2,171	160,397
Malaysia Airports Holdings BHD	33,822	59,086
Mitsubishi Logistics Corp.	7,000	90,218
Obrascon Huarte Lain Brasil SA	7,600	67,578
Sydney Airport	20,642	76,648
TAV Havalimanlari Holding AS (I)	50,277	249,811
Transurban Group	77,548	502,522
Wesco Aircraft Holdings, Inc. (I)(L)	2,877	36,711
Zhejiang Expressway Company, Ltd., H Shares	96,282	73,536

		3,832,587

		357,851,144
Information Technology - 15.2%
Communications Equipment - 1.5%
ADTRAN, Inc. (L)	23,236	456,355
Alcatel-Lucent (I)(L)	81,356	89,065
Ambient Corp. (I)(L)	394	1,430
Anaren, Inc. (I)	2,298	44,788
Arris Group, Inc. (I)	18,334	256,126
Aruba Networks, Inc. (I)(L)	18,080	352,198
Aviat Networks, Inc. (I)	10,170	27,968
Aware, Inc.	2,021	13,541
Bel Fuse, Inc., Class B (L)	1,780	28,284
Black Box Corp. (L)	2,849	70,228
CalAmp Corp. (I)	4,734	41,044
Calix, Inc. (I)	6,356	46,907
Ciena Corp. (I)	36,502	543,150
Cisco Systems, Inc.	854,132	16,151,636
Comtech Telecommunications Corp. (L)	2,957	75,581
Dialogic, Inc. (I)	314	471
Digi International, Inc. (I)	4,259	41,525
Emulex Corp. (I)	13,975	102,716
Extreme Networks, Inc. (I)(L)	15,342	55,231
F5 Networks, Inc. (I)	12,760	1,195,357
Finisar Corp. (I)(L)	14,751	200,171
Globecomm Systems, Inc. (I)	3,784	44,954

224

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Harmonic, Inc. (I)	19,193	$87,904
Harris Corp.	18,284	861,725
HTC Corp.	34,000	310,736
Infinera Corp. (I)(L)	17,823	99,452
InterDigital, Inc. (L)	15,887	678,057
Ixia (I)	6,842	102,767
JDS Uniphase Corp. (I)	37,445	454,208
Juniper Networks, Inc. (I)	85,023	1,528,714
KVH Industries, Inc. (I)(L)	2,484	31,447
Loral Space & Communications, Inc.	1,777	151,169
Motorola Solutions, Inc.	46,227	2,517,060
NETGEAR, Inc. (I)(L)	6,147	214,284
Nokia OYJ	187,658	615,698
Numerex Corp., Class A (I)(L)	1,573	17,743
Oclaro, Inc. (I)	12,201	22,450
Oplink Communications, Inc. (I)	3,137	48,624
Parkervision, Inc. (I)(L)	12,125	27,645
PC-Tel, Inc.	2,849	18,405
Plantronics, Inc. (L)	15,530	522,274
Polycom, Inc. (I)	36,125	377,868
Procera Networks, Inc. (I)(L)	3,103	64,077
QUALCOMM, Inc.	275,022	17,496,900
Research In Motion, Ltd. (I)(L)	12,169	141,983
Riverbed Technology, Inc. (I)	31,516	564,136
ShoreTel, Inc. (I)	7,982	34,482
Sonus Networks, Inc. (I)	34,615	57,807
Sycamore Networks, Inc.	3,271	8,799
Symmetricom, Inc. (I)	6,920	41,174
Telefonaktiebolaget LM Ericsson, B Shares	92,946	869,833
Tellabs, Inc.	129,876	462,359
Telular Corp.	2,842	28,477
Tessco Technologies, Inc. (L)	886	19,288
Ubiquiti Networks, Inc. (I)(L)	1,749	20,551
ViaSat, Inc. (I)(L)	6,089	232,782
Westell Technologies, Inc., Class A (I)	8,099	15,793
ZTE Corp., H Shares	46,896	71,222

		48,656,619
Computers & Peripherals - 3.5%
3D Systems Corp. (I)(L)	7,567	338,321
Acer, Inc. (I)	109,000	94,919
Advantech Company, Ltd.	13,000	48,554
Apple, Inc.	151,353	88,583,884
Asustek Computer, Inc.	32,000	353,119
Avid Technology, Inc. (I)	4,911	32,069
Catcher Technology Company, Ltd.	26,000	133,342
Chicony Electronics Company, Ltd.	22,560	52,869
Clevo Company	19,000	24,916
Compal Electronics, Inc.	193,000	130,534
Cray, Inc. (I)	6,008	85,434
Datalink Corp. (I)	2,637	22,784
Dell, Inc.	235,257	2,267,877
Diebold, Inc. (L)	12,913	386,228
Electronics for Imaging, Inc. (I)	7,529	138,232
EMC Corp. (I)	338,859	8,410,480
Foxconn Technology Company, Ltd.	34,400	120,181
Fujitsu, Ltd.	101,000	383,878
Gemalto NV (L)	2,798	257,348
Hewlett-Packard Company	317,456	4,123,753
Imation Corp. (I)	4,949	21,182
Immersion Corp. (I)	4,664	30,642
Intermec, Inc. (I)	9,717	73,363
Intevac, Inc. (I)	3,623	17,137
Inventec Corp.	101,695	38,339
Lenovo Group, Ltd.	442,564	416,540

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Lexmark International, Inc., Class A (L)	14,366	$349,525
Lite-On Technology Corp.	95,360	130,335
NCR Corp. (I)	32,502	777,773
NEC Corp. (I)	131,000	229,521
NetApp, Inc. (I)	58,661	1,860,140
OCZ Technology Group, Inc. (I)(L)	10,149	16,949
Pegatron Corp. (I)	75,000	97,838
QLogic Corp. (I)	35,021	331,999
Quanta Computer, Inc. (I)	118,000	296,489
Quantum Corp. (I)(L)	37,926	45,511
SanDisk Corp. (I)	39,000	1,524,900
Seagate Technology PLC (L)	57,087	1,432,884
Seiko Epson Corp. (L)	7,400	43,542
Silicon Graphics International Corp. (I)(L)	5,177	43,435
Simplo Technology Company, Ltd. (I)	12,900	65,286
STEC, Inc. (I)	5,779	28,375
Stratasys, Ltd. (I)	3,440	257,828
Super Micro Computer, Inc. (I)(L)	4,617	43,077
Synaptics, Inc. (I)(L)	5,446	145,517
Toshiba Corp.	220,000	755,536
Western Digital Corp.	35,931	1,201,533
Wistron Corp.	95,500	104,807
Ya Hsin Industrial Company, Ltd. (I)	18,000	0

		116,368,725
Electronic Equipment, Instruments & Components - 0.8%
Aeroflex Holding Corp. (I)	3,336	21,617
Agilysys, Inc. (I)	2,341	19,103
Amphenol Corp., Class A (L)	25,993	1,609,487
Anixter International, Inc. (L)	4,567	278,952
Arrow Electronics, Inc. (I)	22,227	828,178
AU Optronics Corp. (I)	344,000	144,926
Audience, Inc. (I)	942	8,148
Avnet, Inc. (I)	28,874	845,719
Badger Meter, Inc. (L)	2,359	106,297
Benchmark Electronics, Inc. (I)	9,362	145,485
Checkpoint Systems, Inc. (I)	6,560	56,744
Cheng Uei Precision Industry Company, Ltd.	18,139	42,757
Citizen Holdings Company, Ltd.	14,600	73,395
Cognex Corp. (L)	6,956	249,164
Coherent, Inc. (I)(L)	3,848	177,970
Corning, Inc.	240,417	2,940,300
CTS Corp.	5,611	49,713
Daktronics, Inc.	5,891	61,620
Delta Electronics, Inc.	85,000	304,171
DTS, Inc. (I)	2,991	45,701
E Ink Holdings, Inc.	34,000	25,044
Echelon Corp. (I)	5,952	17,796
Electro Rent Corp.	2,864	44,993
Electro Scientific Industries, Inc.	3,847	41,701
Everlight Electronics Company, Ltd.	15,000	17,193
Fabrinet (I)	3,675	45,644
FARO Technologies, Inc. (I)(L)	2,757	97,267
FEI Company (L)	6,152	338,545
FLIR Systems, Inc.	24,389	497,536
Foxconn International Holdings, Ltd. (I)	130,000	64,347
FUJIFILM Holdings Corp.	25,100	463,012
GSI Group, Inc. (I)	4,804	36,462
Hamamatsu Photonics KK	3,900	138,449
Hexagon AB	6,947	171,838
Hirose Electric Company, Ltd.	1,600	182,534
Hitachi High-Technologies Corp.	3,300	73,648
Hitachi, Ltd.	252,000	1,462,281
Hon Hai Precision Industry Company, Ltd.	472,500	1,515,759
Hoya Corp.	23,700	456,955

225

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Ibiden Company, Ltd.	6,400	$88,061
Ingram Micro, Inc., Class A (I)	30,660	496,692
Innolux Corp. (I)	239,000	106,942
Insight Enterprises, Inc. (I)	7,196	121,900
InvenSense, Inc. (I)	5,875	59,044
Itron, Inc. (I)(L)	8,073	353,597
Jabil Circuit, Inc. (L)	30,191	573,629
KEMET Corp. (I)	7,395	32,686
Key Tronic Corp. (I)(L)	1,700	17,238
Keyence Corp.	2,500	700,829
Kingboard Chemical Holdings, Ltd.	42,000	124,526
Kyocera Corp.	8,300	768,223
Largan Precision Company, Ltd.	5,000	136,646
LG Display Company, Ltd. (I)	8,376	266,921
LG Innotek Company, Ltd. (I)	318	25,105
Littelfuse, Inc.	3,524	203,370
Maxwell Technologies, Inc. (I)(L)	4,867	35,286
Measurement Specialties, Inc. (I)	2,394	74,334
Mercury Computer Systems, Inc. (I)	5,034	44,249
Mesa Laboratories, Inc.	491	23,259
Methode Electronics, Inc.	6,078	54,884
Molex, Inc.	22,231	586,454
MTS Systems Corp. (L)	2,618	126,580
Multi-Fineline Electronix, Inc. (I)	1,464	25,020
Murata Manufacturing Company, Ltd.	11,100	632,354
Nan Ya Printed Circuit Board Corp.	7,000	8,312
National Instruments Corp.	19,221	467,455
Neonode, Inc. (I)	3,501	13,584
Newport Corp. (I)(L)	6,225	79,307
Nippon Electric Glass Company, Ltd.	20,000	114,593
Omron Corp.	11,100	247,068
OSI Systems, Inc. (I)	3,218	197,199
Park Electrochemical Corp.	3,259	79,422
PC Connection, Inc.	1,469	15,571
Plexus Corp. (I)	5,689	131,700
Power-One, Inc. (I)	10,988	45,600
Radisys Corp. (I)	3,569	8,030
RealD, Inc. (I)(L)	7,104	75,018
Richardson Electronics, Ltd.	2,248	24,616
Rofin-Sinar Technologies, Inc. (I)(L)	4,658	98,517
Rogers Corp. (I)(L)	2,642	117,384
Samsung Electro-Mechanics Company, Ltd.	2,158	210,407
Samsung SDI Company, Ltd.	1,253	179,908
Sanmina Corp. (I)	13,220	124,532
ScanSource, Inc. (I)	4,488	132,620
Shimadzu Corp.	13,000	83,404
SYNNEX Corp. (I)(L)	4,271	141,028
Synnex Technology International Corp.	59,000	112,503
TDK Corp. (L)	6,700	263,964
TE Connectivity, Ltd.	69,074	2,430,714
Tech Data Corp. (I)	7,713	340,683
TPK Holding Company, Ltd.	10,887	173,903
Trimble Navigation, Ltd. (I)	25,677	1,428,668
Tripod Technology Corp.	19,000	39,304
TTM Technologies, Inc. (I)	8,655	78,068
Unimicron Technology Corp.	56,000	60,909
Universal Display Corp. (I)(L)	6,426	153,453
Viasystems Group, Inc. (I)	737	8,645
Vishay Intertechnology, Inc. (I)(L)	26,927	261,192
Vishay Precision Group, Inc. (I)	1,956	23,863
Wintek Corp. (I)	76,000	34,323
WPG Holdings Company, Ltd.	65,000	86,023
Yaskawa Electric Corp.	11,000	88,357
Yokogawa Electric Corp.	10,800	114,834

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Zhen Ding Technology Holding, Ltd.	9,350	$25,583
Zygo Corp. (I)	2,712	40,110

		27,738,654
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (I)	28,628	1,048,357
Ancestry.com, Inc. (I)	4,680	147,888
Angie’s List, Inc. (I)(L)	5,766	64,060
AOL, Inc. (I)	18,321	687,404
Bankrate, Inc. (I)	7,477	89,948
Bazaarvoice, Inc. (I)	1,741	17,027
Blucora, Inc. (I)	6,496	95,816
Brightcove, Inc. (I)	940	9,137
Carbonite, Inc. (I)(L)	1,883	17,964
comScore, Inc. (I)(L)	5,754	76,586
Constant Contact, Inc. (I)	4,912	65,428
Cornerstone OnDemand, Inc. (I)(L)	5,449	152,790
CoStar Group, Inc. (I)(L)	4,566	396,603
Dealertrack Holdings, Inc. (I)	6,868	184,681
Demand Media, Inc. (I)	4,871	43,352
Demandware, Inc. (I)	1,030	28,212
Dena Company, Ltd.	5,800	212,819
Dice Holdings, Inc. (I)(L)	7,403	63,666
Digital River, Inc. (I)	5,995	87,587
E2open, Inc. (I)	758	10,695
EarthLink, Inc.	17,256	113,890
eBay, Inc. (I)	187,262	9,891,179
Envestnet, Inc. (I)	3,428	47,649
Equinix, Inc. (I)	9,844	1,828,621
ExactTarget, Inc. (I)(L)	1,536	31,657
FriendFinder Networks, Inc. (I)	1,199	791
Google, Inc., Class A (I)	42,770	29,869,285
Gree, Inc. (L)	5,100	88,646
Internap Network Services Corp. (I)	8,647	51,623
IntraLinks Holdings, Inc. (I)	6,084	40,094
Ipass, Inc. (I)	7,797	14,269
j2 Global, Inc.	7,513	227,193
Keynote Systems, Inc.	2,593	35,291
KIT Digital, Inc. (I)(L)	9,780	7,384
Limelight Networks, Inc. (I)	10,014	19,427
Liquidity Services, Inc. (I)(L)	3,806	156,274
LivePerson, Inc. (I)	8,925	117,721
LogMeIn, Inc. (I)(L)	3,566	76,312
Marchex, Inc., Class B	3,780	15,725
Market Leader, Inc. (I)	3,762	25,017
MeetMe, Inc. (I)(L)	3,197	11,221
Millennial Media, Inc. (I)	1,844	25,355
Monster Worldwide, Inc. (I)(L)	43,728	237,880
Move, Inc. (I)	6,457	48,621
NHN Corp.	1,486	345,793
NIC, Inc.	10,069	151,136
Open Text Corp. (I)	1,436	82,501
OpenTable, Inc. (I)(L)	3,646	163,669
Perficient, Inc. (I)	5,225	56,900
QuinStreet, Inc. (I)	5,453	34,081
Rackspace Hosting, Inc. (I)(L)	22,160	1,531,699
RealNetworks, Inc. (I)	3,551	25,816
Responsys, Inc. (I)(L)	5,926	38,638
Saba Software, Inc. (I)	4,877	38,138
SciQuest, Inc. (I)	2,905	47,322
Spark Networks, Inc. (I)	1,790	10,758
SPS Commerce, Inc. (I)	2,003	73,831
Stamps.com, Inc. (I)(L)	2,300	58,351
support.com, Inc. (I)	7,931	34,896

226

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Synacor, Inc. (I)	1,073	$6,846
TechTarget, Inc. (I)	2,389	12,972
Tencent Holdings, Ltd.	72,800	2,368,734
The Active Network, Inc. (I)	6,360	34,090
Travelzoo, Inc. (I)	1,188	20,861
United Internet AG	6,360	142,595
United Online, Inc.	14,744	84,336
Unwired Planet, Inc. (I)	14,429	19,768
ValueClick, Inc. (I)	26,592	501,791
VeriSign, Inc. (I)	25,251	861,817
VistaPrint NV (I)(L)	5,530	171,679
Vocus, Inc. (I)(L)	3,344	57,049
Web.com Group, Inc. (I)(L)	5,673	85,719
WebMD Health Corp. (I)(L)	8,217	115,449
XO Group, Inc. (I)	4,451	35,163
Yahoo Japan Corp.	785	264,388
Yahoo!, Inc. (I)	168,316	3,159,291
Yelp, Inc. (I)	1,326	25,075
Zix Corp. (I)	10,120	27,729

		57,170,026
IT Services - 2.9%
Accenture PLC, Class A	102,495	6,961,460
Acxiom Corp. (I)	27,759	491,057
Alliance Data Systems Corp. (I)(L)	10,195	1,452,686
Amadeus IT Holding SA, A Shares	8,110	189,465
AtoS	1,927	136,896
Automatic Data Processing, Inc.	78,228	4,440,221
Broadridge Financial Solutions, Inc.	25,516	602,433
CACI International, Inc., Class A (I)(L)	3,657	187,056
Cap Gemini SA	5,070	214,598
Cardtronics, Inc. (I)	7,145	163,906
Cass Information Systems, Inc. (L)	1,532	71,989
CGI Group, Inc. (I)	5,723	131,358
CIBER, Inc. (I)	11,238	34,164
Cielo SA	19,500	507,851
Cognizant Technology
Solutions Corp., Class A (I)	48,206	3,240,889
Computer Sciences Corp.	25,080	954,545
Computer Task Group, Inc. (I)	2,545	46,421
Computershare, Ltd.	26,140	237,445
Convergys Corp.	41,821	652,826
CoreLogic, Inc. (I)	21,519	556,051
CSG Systems International, Inc. (I)	5,506	102,301
DST Systems, Inc.	6,264	361,057
EPAM Systems, Inc. (I)(L)	825	16,970
Euronet Worldwide, Inc. (I)(L)	8,225	183,089
ExlService Holdings, Inc. (I)	3,790	101,762
Fidelity National Information Services, Inc.	40,433	1,459,631
Fiserv, Inc. (I)	21,905	1,686,466
Forrester Research, Inc.	2,308	64,647
Gartner, Inc. (I)	19,085	913,790
Global Cash Access Holdings, Inc. (I)	10,658	83,878
Global Payments, Inc.	16,118	707,741
Heartland Payment Systems, Inc. (L)	6,256	185,365
Higher One Holdings, Inc. (I)(L)	5,201	45,977
IBM Corp.	173,441	32,965,931
iGATE Corp. (I)(L)	5,218	78,218
Infosys, Ltd., ADR (L)	56,600	2,515,870
Innodata, Inc. (I)	3,735	13,820
Itochu Techno-Science Corp.	1,400	64,191
Jack Henry & Associates, Inc.	17,599	684,073
Lender Processing Services, Inc.	17,302	429,955
Lionbridge Technologies, Inc. (I)	9,353	38,441
Mantech International Corp., Class A (L)	8,584	214,428

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Mastercard, Inc., Class A	17,329	$8,468,336
Mattersight Corp. (I)(L)	1,534	7,839
MAXIMUS, Inc.	5,490	345,815
ModusLink Global Solutions, Inc. (I)	6,199	20,643
MoneyGram International, Inc. (I)(L)	3,516	42,227
NeuStar, Inc., Class A (I)	13,567	545,393
Nomura Research Institute, Ltd.	5,400	104,549
NTT Data Corp.	70	203,426
Otsuka Corp.	900	71,540
Paychex, Inc. (L)	52,128	1,696,245
PRGX Global, Inc. (I)	3,555	22,716
Redecard SA	18,900	310,990
SAIC, Inc.	45,809	528,178
Sapient Corp. (I)	19,947	211,239
ServiceSource International, Inc. (I)	8,096	41,532
SK C&C Company, Ltd.	802	73,538
Syntel, Inc.	2,507	150,821
TeleTech Holdings, Inc. (I)	3,768	64,131
Teradata Corp. (I)	27,222	1,619,165
The Hackett Group, Inc. (I)	4,086	14,546
The Western Union Company	97,259	1,226,436
TNS, Inc. (I)(L)	3,982	58,137
Total Systems Services, Inc.	26,114	573,202
Unisys Corp. (I)	7,083	122,394
VeriFone Systems, Inc. (I)(L)	22,025	669,340
Virtusa Corp. (I)	3,041	47,622
Visa, Inc., Class A	84,391	12,634,177
WEX, Inc. (I)(L)	14,181	1,020,465
Wipro, Ltd., ADR (L)	140,700	1,231,125

		96,316,685
Office Electronics - 0.1%
Brother Industries, Ltd.	12,600	122,899
Canon, Inc.	61,900	2,175,517
Konica Minolta Holdings, Inc.	25,500	183,110
Ricoh Company, Ltd. (L)	34,000	317,430
Xerox Corp.	211,061	1,437,325
Zebra Technologies Corp., Class A (I)	10,558	411,234

		4,647,515
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Energy Industries, Inc. (I)	6,429	82,227
Advanced Micro Devices, Inc. (I)(L)	97,104	213,629
Advanced Semiconductor Engineering, Inc.	281,095	235,591
Advantest Corp.	7,900	106,086
Alpha & Omega Semiconductor, Ltd. (I)	2,839	24,699
Altera Corp.	51,654	1,673,073
Amkor Technology, Inc. (I)(L)	12,093	51,395
ANADIGICS, Inc. (I)	11,157	20,194
Analog Devices, Inc.	48,261	1,959,397
Applied Materials, Inc.	199,806	2,143,918
Applied Micro Circuits Corp. (I)(L)	10,051	68,648
ARM Holdings PLC	92,722	1,153,090
ASM Pacific Technology, Ltd.	12,200	142,343
ASML Holding NV	9,755	609,143
Atmel Corp. (I)	89,913	502,614
ATMI, Inc. (I)	5,193	103,445
Axcelis Technologies, Inc. (I)	17,150	16,979
AXT, Inc. (I)	5,055	14,255
Broadcom Corp., Class A	83,035	2,688,673
Brooks Automation, Inc.	10,765	82,891
Cabot Microelectronics Corp. (L)	3,820	124,608
Cavium, Inc. (I)	8,023	282,650
Ceva, Inc. (I)(L)	3,783	57,161
Cirrus Logic, Inc. (I)(L)	10,401	325,759

227

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Cohu, Inc.	3,863	$37,471
Cree, Inc. (I)(L)	23,688	765,359
CSR PLC, ADR	568	12,257
Cymer, Inc. (I)	5,000	438,500
Cypress Semiconductor Corp.	27,920	283,388
Diodes, Inc. (I)(L)	5,757	87,161
DSP Group, Inc. (I)	3,410	20,187
Entegris, Inc. (I)	22,220	199,091
Entropic Communications, Inc. (I)(L)	14,221	73,807
Epistar Corp.	33,000	49,069
Exar Corp. (I)(L)	6,142	50,364
Fairchild Semiconductor International, Inc. (I)	25,871	345,119
First Solar, Inc. (I)(L)	19,417	524,065
FormFactor, Inc. (I)	8,043	35,630
GCL-Poly Energy Holdings, Ltd. (L)	515,000	85,642
GSI Technology, Inc. (I)	3,403	19,193
GT Advanced Technologies, Inc. (I)(L)	19,106	64,387
Hittite Microwave Corp. (I)(L)	5,106	309,832
Infineon Technologies AG	66,171	507,685
Inotera Memories, Inc. (I)	65,000	4,876
Inphi Corp. (I)	3,869	30,178
Integrated Device Technology, Inc. (I)(L)	52,307	327,965
Integrated Silicon Solution, Inc. (I)	4,497	39,394
Intel Corp.	807,783	15,808,313
Intermolecular, Inc. (I)	2,248	15,736
International Rectifier Corp. (I)(L)	25,325	432,551
Intersil Corp., Class A	46,642	332,557
IXYS Corp.	4,053	32,829
Kinsus Interconnect Technology Corp.	12,000	38,205
KLA-Tencor Corp. (L)	26,886	1,222,506
Kopin Corp. (I)	9,964	31,984
Lam Research Corp. (I)	29,435	1,033,757
Lattice Semiconductor Corp. (I)	19,074	75,533
Linear Technology Corp.	37,179	1,233,971
LSI Corp. (I)	90,024	606,762
LTX-Credence Corp. (I)	8,005	45,468
M/A-COM Technology
Solutions Holdings, Inc. (I)	946	13,358
Macronix International	147,405	41,314
Mattson Technology, Inc. (I)	8,720	7,412
MaxLinear, Inc., Class A (I)	3,630	19,493
MediaTek, Inc.	54,000	614,428
MEMC Electronic Materials, Inc. (I)(L)	84,428	247,374
Micrel, Inc. (L)	7,905	75,967
Microchip Technology, Inc. (L)	31,273	951,325
Micron Technology, Inc. (I)	164,290	982,454
Microsemi Corp. (I)	14,389	275,405
Mindspeed Technologies, Inc. (I)(L)	5,750	20,873
MIPS Technologies, Inc. (I)	7,789	58,729
MKS Instruments, Inc.	8,532	206,901
Monolithic Power Systems, Inc. (I)	4,927	104,255
MoSys, Inc. (I)	5,454	17,453
Motech Industries, Inc. (I)	13,000	10,873
MStar Semiconductor, Inc.	10,000	85,716
Nanometrics, Inc. (I)(L)	3,834	55,440
NeoPhotonics Corp. (I)(L)	3,226	17,324
Novatek Microelectronics Corp., Ltd.	23,000	92,623
NVE Corp. (I)(L)	794	42,161
NVIDIA Corp.	100,020	1,198,240
OmniVision Technologies, Inc. (I)(L)	8,432	127,323
PDF Solutions, Inc. (I)	3,912	54,299
Peregrine Semiconductor Corp. (I)	980	16,591
Pericom Semiconductor Corp. (I)	4,061	30,539
Phison Electronics Corp.	6,000	42,336
Photronics, Inc. (I)(L)	9,830	50,625

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
PLX Technology, Inc. (I)	7,272	$33,378
Power Integrations, Inc. (L)	4,596	142,982
Powertech Technology, Inc.	32,000	47,431
QuickLogic Corp. (I)(L)	7,467	15,382
Radiant Opto-Electronics Corp.	20,510	92,854
Rambus, Inc. (I)(L)	17,870	87,384
Realtek Semiconductor Corp.	20,180	40,672
RF Micro Devices, Inc. (I)(L)	101,440	438,221
Richtek Technology Corp.	6,000	34,695
Rohm Company, Ltd.	5,000	142,459
Rubicon Technology, Inc. (I)(L)	2,755	17,687
Rudolph Technologies, Inc. (I)(L)	5,251	58,076
Samsung Electronics Company, Ltd.	4,010	5,205,806
Semtech Corp. (I)	24,075	658,451
Sigma Designs, Inc. (I)	5,474	31,476
Silicon Image, Inc. (I)	13,475	62,794
Silicon Laboratories, Inc. (I)	7,850	328,287
Siliconware Precision Industries Company	137,000	148,374
Sino-American Silicon Products, Inc.	20,000	21,480
SK Hynix, Inc. (I)	18,770	422,863
Skyworks Solutions, Inc. (I)	38,986	883,033
Spansion, Inc., Class A (I)	7,805	91,475
STMicroelectronics NV (L)	21,253	135,574
STR Holdings, Inc. (I)(L)	4,595	10,890
Sumco Corp. (I)	5,100	35,917
SunPower Corp. (I)	6,269	28,837
Supertex, Inc. (I)	1,735	31,542
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,162,000	3,947,527
Teradyne, Inc. (I)(L)	30,289	473,720
Tessera Technologies, Inc.	8,398	136,468
Texas Instruments, Inc.	183,702	5,413,698
Tokyo Electron, Ltd.	9,100	408,097
Transcend Information, Inc.	7,000	18,913
TriQuint Semiconductor, Inc. (I)	27,151	137,384
Ultra Clean Holdings (I)	3,973	19,150
Ultratech, Inc. (I)	4,258	139,748
United Microelectronics Corp.	572,000	221,488
Veeco Instruments, Inc. (I)	6,265	178,302
Volterra Semiconductor Corp. (I)	4,099	71,978
Xilinx, Inc. (L)	42,330	1,466,735

		65,245,319
Software - 2.8%
Accelrys, Inc. (I)	9,009	79,369
ACI Worldwide, Inc. (I)	14,445	622,724
Actuate Corp. (I)	8,178	43,589
Adobe Systems, Inc. (I)	79,400	2,748,034
Advent Software, Inc. (I)(L)	11,641	259,129
American Software, Inc., Class A	3,624	29,246
ANSYS, Inc. (I)	18,863	1,251,183
Aspen Technology, Inc. (I)	15,140	393,489
Autodesk, Inc. (I)	36,635	1,213,718
AVG Technologies NV (I)	1,269	17,474
Blackbaud, Inc.	7,320	163,529
BMC Software, Inc. (I)	23,687	970,220
Bottomline Technologies, Inc. (I)(L)	5,660	138,727
BroadSoft, Inc. (I)	4,436	140,311
CA, Inc.	55,284	1,225,093
Cadence Design Systems, Inc. (I)(L)	56,157	714,879
Callidus Software, Inc. (I)(L)	5,728	24,115
Citrix Systems, Inc. (I)	30,187	1,846,237
CommVault Systems, Inc. (I)(L)	7,220	479,119
Compuware Corp. (I)	44,036	411,737
Comverse Technology, Inc. (I)	35,478	126,302

228

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Comverse, Inc. (I)	3,542	$101,903
Concur Technologies, Inc. (I)(L)	9,211	605,255
Dassault Systemes SA	2,167	245,144
Digimarc Corp.	1,212	22,507
Ebix, Inc. (L)	4,566	76,754
Electronic Arts, Inc. (I)	51,408	761,352
Ellie Mae, Inc. (I)	4,046	100,422
Eloqua, Inc. (I)	1,527	27,562
Envivio, Inc. (I)	1,215	1,968
EPIQ Systems, Inc.	4,809	57,660
ePlus, Inc. (I)	689	27,863
Exa Corp. (I)	1,041	12,940
FactSet Research Systems, Inc. (L)	8,358	772,196
Fair Isaac Corp.	12,453	533,237
FalconStor Software, Inc. (I)	4,771	11,403
Glu Mobile Inc. (I)(L)	8,957	25,617
Guidance Software, Inc. (I)	2,411	26,883
Guidewire Software, Inc. (I)	3,112	93,049
Imperva, Inc. (I)(L)	1,582	48,662
Infoblox, Inc. (I)	1,283	24,326
Informatica Corp. (I)(L)	22,171	595,735
Interactive Intelligence Group (I)(L)	2,384	76,574
Intuit, Inc.	44,571	2,670,249
JDA Software Group, Inc. (I)	6,884	307,439
Jive Software, Inc. (I)(L)	2,621	37,900
Kenexa Corp. (I)	4,412	202,599
Konami Corp.	5,500	133,718
Manhattan Associates, Inc. (I)	3,289	188,262
Mentor Graphics Corp. (I)	34,161	510,024
MICROS Systems, Inc. (I)	16,386	712,136
Microsoft Corp.	1,218,223	32,429,096
MicroStrategy, Inc., Class A (I)	1,376	121,762
Monotype Imaging Holdings, Inc. (L)	5,935	90,865
NCSoft Corp.	565	84,252
Netscout Systems, Inc. (I)	5,941	149,238
Nexon Company, Ltd. (I)	6,100	69,126
Nintendo Company, Ltd.	5,700	685,629
Opnet Technologies, Inc.	2,414	100,278
Oracle Corp.	614,896	19,738,162
Oracle Corp. Japan	2,100	88,428
Parametric Technology Corp. (I)	43,596	882,383
Pegasystems, Inc.	2,788	56,708
Pervasive Software, Inc. (I)	2,084	18,339
Progress Software Corp. (I)	10,170	204,519
Proofpoint, Inc. (I)(L)	1,004	11,044
PROS Holdings, Inc. (I)	3,536	62,693
QAD, Inc., Class A (I)	1,009	13,299
QLIK Technologies, Inc. (I)	13,794	267,328
RealPage, Inc. (I)(L)	5,799	114,762
Red Hat, Inc. (I)	31,166	1,539,600
Rosetta Stone, Inc. (I)(L)	1,684	21,522
Rovi Corp. (I)	22,285	341,852
Salesforce.com, Inc. (I)(L)	20,647	3,255,412
SAP AG	57,323	4,476,151
Sapiens International Corp. NV (I)	2,085	7,735
Seachange International, Inc. (I)	4,712	43,586
SolarWinds, Inc. (I)	12,430	696,453
Solera Holdings, Inc. (L)	14,287	739,495
Sourcefire, Inc. (I)(L)	4,767	234,679
Square Enix Company, Ltd.	3,600	48,605
SS&C Technologies Holdings, Inc. (I)	5,481	129,297
Symantec Corp. (I)	113,498	2,129,222
Synchronoss Technologies, Inc. (I)(L)	4,472	81,659
Synopsys, Inc. (I)	30,464	999,219
Take-Two Interactive Software, Inc. (I)(L)	12,615	156,048

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Tangoe, Inc. (I)	4,808	$62,696
TeleNav, Inc. (I)	2,720	22,005
The Sage Group PLC	84,470	421,658
TIBCO Software, Inc. (I)	31,456	787,973
TiVo, Inc. (I)	20,125	235,463
Totvs SA	7,600	142,233
Trend Micro, Inc.	5,600	146,622
Tyler Technologies, Inc. (I)	4,862	228,125
Ultimate Software Group, Inc. (I)	4,306	406,960
VASCO Data Security International, Inc. (I)	4,609	34,614
Verint Systems, Inc. (I)(L)	3,536	98,195
VirnetX Holding Corp. (I)(L)	6,772	233,431
Websense, Inc. (I)	6,051	84,472

		94,902,456

		511,045,999
Materials - 5.3%
Chemicals - 2.6%
A. Schulman, Inc.	4,787	125,324
ADA-ES, Inc. (I)	1,430	23,381
Agrium, Inc.	3,797	387,746
Air Liquide SA	11,032	1,347,843
Air Products & Chemicals, Inc.	34,182	2,835,055
Air Water, Inc.	9,000	113,604
Airgas, Inc.	11,195	991,541
Akzo Nobel NV	7,343	419,756
Albemarle Corp.	18,283	1,093,141
American Vanguard Corp.	4,494	149,515
Arabian American
Development Company (I)(L)	3,023	24,577
Arkema SA	2,181	223,048
Asahi Kasei Corp.	71,000	406,290
Ashland, Inc.	14,922	1,058,268
Balchem Corp. (L)	4,750	169,813
BASF SE	57,191	5,124,989
Cabot Corp.	12,154	458,570
Calgon Carbon Corp. (I)(L)	9,215	124,771
CF Industries Holdings, Inc.	10,123	2,166,626
Chase Corp.	997	17,198
Cheil Industries, Inc.	1,745	154,200
Chemtura Corp. (I)	15,960	324,307
China BlueChemical, Ltd., H Shares	128,000	79,920
China Petrochemical Development Corp.	85,775	50,442
Croda International PLC	9,332	356,070
Cytec Industries, Inc.	9,409	645,834
Daicel Corp.	17,000	103,901
Denki Kagaku Kogyo KK	29,000	95,135
E.I. du Pont de Nemours & Company	150,218	6,480,405
Eastman Chemical Company	24,690	1,502,387
Ecolab, Inc. (L)	42,506	3,063,832
Eternal Chemical Company, Ltd.	40,000	35,117
Ferro Corp. (I)	14,286	41,001
Flotek Industries, Inc. (I)(L)	7,974	92,100
FMC Corp.	22,171	1,229,604
Formosa Chemicals & Fibre Corp.	147,000	348,104
Formosa Plastics Corp.	189,000	497,648
FutureFuel Corp.	3,176	36,048
Georgia Gulf Corp. (L)	5,529	253,560
Givaudan AG	472	474,144
GSE Holding, Inc. (I)(L)	1,254	8,791
H.B. Fuller Company	8,060	264,771
Hanwha Chemical Corp.	3,074	47,399
Hanwha Corp.	1,830	53,818
Hawkins, Inc. (L)	1,504	60,160

229

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Hitachi Chemical, Ltd.	6,100	$87,606
Huabao International Holdings, Ltd.	149,000	67,278
Hyosung Corp.	828	51,836
Incitec Pivot, Ltd.	96,020	315,586
Indorama Ventures PCL	93,700	77,894
Innophos Holdings, Inc.	3,533	169,266
Innospec, Inc. (L)	3,743	119,140
International Flavors & Fragrances, Inc.	13,155	855,470
Intrepid Potash, Inc. (I)(L)	10,911	232,186
Johnson Matthey PLC	13,926	535,470
JSR Corp.	9,900	184,188
K&S AG	10,894	492,215
Kaneka Corp.	17,000	85,629
Kansai Paint Company, Ltd.	13,000	139,209
KMG Chemicals, Inc.	1,348	24,561
Koninklijke DSM NV	4,870	280,566
Koppers Holdings, Inc. (L)	3,366	119,123
KP Chemical Corp.	1,770	18,058
Kraton Performance Polymers, Inc. (I)(L)	5,209	122,359
Kumho Petrochemical Company, Ltd.	513	53,047
Kuraray Company, Ltd.	19,400	239,628
Landec Corp. (I)	4,169	41,940
Lanxess AG	5,275	459,218
LCY Chemical Corp.	20,000	24,851
LG Chem, Ltd.	1,677	483,091
Linde AG	11,637	2,012,197
Lotte Chemical Corp.	519	102,783
LSB Industries, Inc. (I)	3,035	101,460
LyondellBasell Industries NV, Class A	54,771	2,723,762
Minerals Technologies, Inc.	6,475	479,150
Mitsubishi Chemical Holdings Corp.	75,500	331,429
Mitsubishi Gas & Chemicals Company, Inc.	23,000	136,215
Mitsui Chemicals, Inc.	48,000	108,953
Monsanto Company	86,050	7,881,320
Nan Ya Plastics Corp.	224,000	396,861
NewMarket Corp. (L)	2,191	581,382
Nitto Denko Corp.	9,200	481,437
OCI Company, Ltd.	542	75,569
Olin Corp. (L)	29,329	607,990
OM Group, Inc. (I)	5,225	104,343
OMNOVA Solutions, Inc. (I)	7,494	55,605
Orica, Ltd.	21,700	545,899
Petronas Chemicals Group BHD	174,045	340,605
PolyOne Corp.	14,476	291,547
Potash Corp. of Saskatchewan, Inc.	21,713	840,017
PPG Industries, Inc.	24,653	3,063,628
Praxair, Inc.	48,143	5,161,411
PTT Global Chemical PCL	108,293	230,453
Quaker Chemical Corp.	2,094	101,936
RPM International, Inc.	26,945	781,674
Sensient Technologies Corp.	18,291	662,134
Shin-Etsu Chemical Company, Ltd.	22,600	1,335,394
Showa Denko KK	80,000	116,120
Sigma-Aldrich Corp. (L)	19,498	1,413,995
Sika AG	124	272,365
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	166,066	48,266
Solvay SA	2,008	272,079
Spartech Corp. (I)	4,967	44,107
Stepan Company	1,363	136,232
Sumitomo Chemical Company, Ltd.	84,000	241,226
Syngenta AG	5,362	2,150,714
Taiwan Fertilizer Company, Ltd.	36,000	93,638
Taiyo Nippon Sanso Corp.	14,000	78,293
Teijin, Ltd.	52,000	119,828

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
The Dow Chemical Company	193,446	$5,840,135
The Mosaic Company	44,653	2,413,941
The Scotts Miracle-Gro Company, Class A (L)	7,871	326,332
The Sherwin-Williams Company	13,754	2,097,760
Toray Industries, Inc.	81,000	482,783
Tosoh Corp.	31,000	66,870
TPC Group, Inc. (I)	2,093	100,527
Tredegar Corp.	3,928	74,043
TSRC Corp.	28,800	62,244
Ube Industries, Ltd.	56,000	116,707
Uralkali OJSC, GDR (London Exchange)	6,316	234,010
Uralkali OSJC, GDR	6,298	233,215
Valspar Corp.	17,247	1,082,767
Wacker Chemie AG (L)	975	53,081
Yingde Gases	68,500	68,485
Zep, Inc.	3,655	45,322
Zoltek Companies, Inc. (I)(L)	4,534	31,965

		86,691,373
Construction Materials - 0.3%
Anhui Conch Cement Company, Ltd.,
H Shares	87,210	289,944
Asia Cement Corp.	90,190	115,965
BBMG Corp., H Shares	78,000	66,325
Boral, Ltd.	45,955	194,180
China National Building Material
Company, Ltd., H Shares	206,000	268,031
China Resources Cement Holdings, Ltd.	132,000	82,646
China Shanshui Cement Group, Ltd.	130,000	88,622
CRH PLC	52,351	956,878
CSG Holding Company, Ltd.	53,000	26,407
Eagle Materials, Inc.	7,896	420,225
Headwaters, Inc. (I)	9,856	74,906
HeidelbergCement AG	8,877	482,416
Holcim, Ltd.	12,852	880,915
Imerys SA	991	58,911
Indocement Tunggal Prakarsa Tbk PT	88,720	214,560
James Hardie Industries, Ltd.	26,041	246,978
Lafarge Malayan Cement BHD	23,766	74,813
Lafarge SA	6,549	380,687
Martin Marietta Materials, Inc.	9,366	842,940
PPC, Ltd.	28,868	95,008
Semen Gresik Persero Tbk PT	178,692	275,450
Siam Cement PCL	8,569	110,240
Siam Cement PCL (Foreign Registered Shares)	19,484	257,542
Taiheiyo Cement Corp.	63,000	141,128
Taiwan Cement Corp.	148,000	194,001
Texas Industries, Inc. (I)(L)	3,646	169,247
Ultratech Cement, Ltd., GDR (L)	3,420	122,063
United States Lime & Minerals, Inc. (I)	313	13,750
Vulcan Materials Company (L)	20,891	1,103,880

		8,248,658
Containers & Packaging - 0.2%
AEP Industries, Inc. (I)(L)	680	41,140
Amcor, Ltd.	71,318	590,462
Aptargroup, Inc. (L)	13,604	648,503
Ball Corp.	24,983	1,116,490
Bemis Company, Inc. (L)	16,676	560,314
Boise, Inc.	16,227	133,061
Graphic Packaging Holding Company (I)	27,158	176,255
Greif, Inc., Class A	6,195	254,181
Myers Industries, Inc.	5,448	81,012
Owens-Illinois, Inc. (I)	26,652	533,840
Packaging Corp. of America	20,050	730,622

230

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Rexam PLC	58,608	$411,213
Rock-Tenn Company, Class A	14,457	940,283
Sealed Air Corp. (L)	28,215	474,576
Silgan Holdings, Inc.	10,071	447,958
Sonoco Products Company	20,560	618,239
Toyo Seikan Kaisha, Ltd.	7,900	94,739
UFP Technologies, Inc. (I)	948	15,765

		7,868,653
Metals & Mining - 2.0%
A. M. Castle & Company (I)(L)	2,640	33,686
Acerinox SA (L)	4,497	45,806
African Rainbow Minerals, Ltd.	6,045	121,030
Agnico-Eagle Mines, Ltd.	4,398	245,236
AK Steel Holding Corp. (L)	17,838	71,530
Alcoa, Inc. (L)	172,261	1,448,715
Allegheny Technologies, Inc.	17,304	453,019
Alumina, Ltd.	136,277	135,836
Aluminum Corp. of China, Ltd.,
H Shares (I)(L)	274,780	116,636
AMCOL International Corp. (L)	4,100	123,779
Aneka Tambang Persero Tbk PT	157,500	20,325
Angang Steel Company, Ltd., H Shares (I)(L)	83,012	51,840
Anglo American Platinum, Ltd.	3,970	174,617
Anglo American PLC	93,332	2,594,384
AngloGold Ashanti, Ltd.	22,295	691,371
Antofagasta PLC	25,922	535,571
ArcelorMittal	33,884	515,396
ArcelorMittal South Africa, Ltd. (I)	14,747	51,387
Assore, Ltd.	1,824	78,242
Barrick Gold Corp. (L)	25,542	886,841
BHP Billiton PLC	142,017	4,478,610
BHP Billiton, Ltd.	189,739	6,834,410
Boliden AB	7,528	133,302
Carpenter Technology Corp.	9,025	437,352
Centerra Gold, Inc.	4,192	37,601
Century Aluminum Company (I)(L)	8,300	64,491
China Steel Corp.	577,120	528,381
China Zhongwang Holdings, Ltd. (I)(L)	106,400	37,317
Cia Siderurgica Nacional SA	49,100	241,042
Cliffs Natural Resources, Inc. (L)	23,007	661,451
Coeur d’Alene Mines Corp. (I)	14,530	337,968
Commercial Metals Company (L)	23,742	321,704
Compass Minerals International, Inc. (L)	6,764	516,770
Daido Steel Company, Ltd.	20,000	87,629
Dongkuk Steel Mill Company, Ltd.	1,820	21,089
Eldorado Gold Corp.	17,295	249,845
Eregli Demir ve Celik Fabrikalari TAS	287,583	361,933
Eurasian Natural Resources Corp. PLC	14,457	62,682
Evraz PLC	22,648	85,142
Feng Hsin Iron & Steel Company	41,000	69,430
First Quantum Minerals, Ltd.	11,852	243,399
Fortescue Metals Group, Ltd. (L)	84,686	346,556
Fosun International, Ltd.	132,500	79,641
Franco-Nevada Corp. (L)	3,750	212,236
Freeport-McMoRan Copper & Gold, Inc.	153,265	5,978,868
Fresnillo PLC	12,221	389,422
General Moly, Inc. (I)(L)	11,025	41,344
Glencore International PLC (L)	256,254	1,419,629
Globe Specialty Metals, Inc. (L)	9,966	138,129
Gold Fields, Ltd.	42,070	518,003
Gold Reserve, Inc. (I)	8,380	27,654
Gold Resource Corp. (L)	4,840	76,762
Goldcorp, Inc.	20,677	805,765
Golden Minerals Company (I)(L)	5,599	22,340

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Golden Star Resources, Ltd. (I)(L)	41,872	$76,207
Handy & Harman, Ltd. (I)	1,027	14,450
Harmony Gold Mining Company, Ltd.	23,129	180,313
Haynes International, Inc.	1,998	92,987
Hecla Mining Company (L)	46,093	267,339
Hitachi Metals, Ltd.	11,000	82,656
Horsehead Holding Corp. (I)	7,117	66,188
Hyundai Hysco Company, Ltd.	1,430	59,549
Hyundai Steel Company	2,142	158,812
IAMGOLD Corp.	9,689	114,510
Iluka Resources, Ltd.	24,478	212,842
Impala Platinum Holdings, Ltd.	30,928	502,916
Inmet Mining Corp.	1,186	80,889
JFE Holdings, Inc.	27,400	428,230
Jiangxi Copper Company Ltd.	96,925	248,442
Kaiser Aluminum Corp. (L)	3,127	190,340
Kazakhmys PLC	12,987	148,679
Kinross Gold Corp.	28,764	291,303
Kobe Steel, Ltd. (I)	142,000	134,758
Korea Zinc Company, Ltd.	303	122,773
Koza Altin Isletmeleri AS	11,677	291,374
Kumba Iron Ore, Ltd.	4,892	299,067
Lonmin PLC (L)	10,731	44,359
Lynas Corp., Ltd. (I)(L)	97,471	65,209
Maruichi Steel Tube, Ltd.	3,900	84,710
Materion Corp. (L)	3,311	67,876
McEwen Mining, Inc. (I)(L)	35,053	129,696
Mechel, ADR (L)	7,022	42,834
Metals USA Holdings Corp.	1,941	30,357
Midway Gold Corp. (I)(L)	20,492	30,738
Mitsubishi Materials Corp.	58,000	166,207
MMC Norilsk Nickel OJSC, ADR	17,990	285,321
MMC Norilsk Nickel OJSC, ADR (London
Stock Exchange)	7,223	114,594
MMG, Ltd. (I)	104,000	40,326
MMX Mineracao e Metalicos SA (I)	16,400	27,016
New Gold, Inc (I)	11,891	126,290
Newcrest Mining, Ltd.	45,366	1,223,073
Newmont Mining Corp.	80,110	3,772,380
Nippon Steel Corp. (L)	422,002	973,538
Nisshin Steel Holdings Co Ltd. (I)	5,300	37,676
Noranda Aluminum Holding Corp. (L)	5,456	32,354
Northam Platinum, Ltd.	14,476	56,895
Novolipetsk Steel OJSC	3,691	73,343
Novolipetsk Steel OJSC, GDR	2,636	52,351
Nucor Corp. (L)	51,257	2,110,763
Olympic Steel, Inc. (L)	1,520	30,050
Osisko Mining Corp. (I)	10,121	82,529
OZ Minerals, Ltd.	16,797	128,805
Pan American Silver Corp.	4,066	78,754
Paramount Gold and Silver Corp. (I)(L)	21,242	49,281
POSCO	2,422	721,265
Randgold Resources, Ltd.	5,963	639,117
Reliance Steel & Aluminum Company	15,379	867,376
Revett Minerals, Inc. (I)	3,773	12,526
Rio Tinto PLC	90,192	4,491,145
Rio Tinto, Ltd.	25,462	1,563,211
Royal Gold, Inc.	12,029	971,462
RTI International Metals, Inc. (I)(L)	4,883	121,098
Salzgitter AG	2,771	127,810
Schnitzer Steel Industries, Inc., Class A (L)	4,078	114,959
Severstal OAO, GDR	4,568	51,984
Severstal OAO, GDR Reg S	9,283	105,691
Shougang Fushan Resources Group, Ltd.	200,000	72,668
Silver Wheaton Corp.	9,271	341,310

231

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Sims Metal Management, Ltd.	10,944	$103,653
SSAB AB, Series A (L)	6,077	49,521
Steel Dynamics, Inc.	44,773	578,467
Sterlite Industries India, Ltd., ADR	103,888	819,676
Stillwater Mining Company (I)(L)	18,686	214,515
Sumitomo Metal Mining Company, Ltd.	28,000	385,578
SunCoke Energy, Inc. (I)	11,308	183,755
Teck Resources, Ltd.	14,186	480,269
ThyssenKrupp AG	24,743	501,273
Titanium Metals Corp.	11,871	197,296
Tung Ho Steel Enterprise Corp.	63,000	64,836
Turquoise Hill Resources, Ltd. (I)	9,739	73,335
U.S. Silica Holdings, Inc. (I)(L)	1,904	27,646
Umicore SA	4,026	209,256
United States Steel Corp. (L)	23,295	502,240
Universal Stainless & Alloy (I)	1,124	38,789
US Antimony Corp. (I)(L)	8,114	15,985
Vale Indonesia Tbk PT	149,669	32,580
Vale SA	85,800	1,509,772
Vedanta Resources PLC (L)	6,999	120,284
Vista Gold Corp. (I)(L)	9,317	27,578
Voestalpine AG	7,874	254,186
Worthington Industries, Inc. (L)	19,062	449,101
Xstrata PLC	141,259	2,339,704
Yamana Gold, Inc.	19,426	366,089
Yamato Kogyo Company, Ltd.	3,100	84,072
Zhaojin Mining Industry Company, Ltd.,
H Shares	63,500	107,177
Zijin Mining Group Company, Ltd., H Shares	427,529	172,517

		68,395,865
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc.	6,375	176,715
Clearwater Paper Corp. (I)	3,780	150,255
Deltic Timber Corp. (L)	1,780	122,909
Domtar Corp.	7,336	587,687
Duratex SA	16,100	111,136
Fibria Celulose SA (I)	16,300	160,269
Holmen AB, Series B	1,071	30,825
International Paper Company	70,612	2,622,530
KapStone Paper and Packaging Corp. (I)	6,536	143,269
Lee & Man Paper Manufacturing, Ltd.	131,000	78,721
Louisiana-Pacific Corp. (I)	50,341	876,940
MeadWestvaco Corp.	28,031	866,438
Neenah Paper, Inc.	2,574	72,226
Nine Dragons Paper Holdings, Ltd.	114,000	83,702
Nippon Paper Group, Inc. (L)	5,200	64,000
OJI Paper Company, Ltd.	43,000	136,270
P.H. Glatfelter Company (L)	6,912	117,435
Resolute Forest Products (I)(L)	13,101	153,413
Sappi, Ltd. (I)	27,783	90,335
Schweitzer-Mauduit International, Inc.	5,049	189,186
Sino-Forest Corp. (I)(L)	6,600	0
Stora Enso OYJ, Series R (L)	25,446	166,786
UPM-Kymmene OYJ	25,285	284,598
Wausau Paper Corp. (L)	7,199	60,400

		7,346,045

		178,550,594
Telecommunication Services - 3.4%
Diversified Telecommunication Services - 2.5%
8x8, Inc. (I)	11,418	75,359
American Tower Corp.	63,802	4,780,684
AT&T, Inc.	931,461	31,790,764
Atlantic Tele-Network, Inc. (L)	1,461	53,882

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
BCE, Inc. (L)	6,286	$266,159
Belgacom SA (L)	5,160	151,637
Bell Aliant, Inc. (L)	1,756	48,065
BT Group PLC	525,749	1,967,493
Cbeyond, Inc. (I)	4,424	32,870
CenturyLink, Inc.	100,533	3,904,702
China Communications Services Corp., Ltd.,
H Shares	168,400	95,337
China Telecom Corp., Ltd., H Shares	994,396	540,850
China Unicom Hong Kong, Ltd.	338,416	527,110
Chunghwa Telecom Company, Ltd. (I)	179,000	578,516
Cincinnati Bell, Inc. (I)(L)	31,863	169,830
Cogent Communications Group, Inc.	7,607	160,812
Consolidated
Communications Holdings, Inc. (L)	6,499	97,745
Deutsche Telekom AG	175,076	1,928,787
Elisa OYJ, Class A	6,207	131,861
Fairpoint Communications, Inc. (I)(L)	3,437	25,743
France Telecom SA	63,534	673,021
Frontier Communications Corp. (L)	161,220	775,468
General Communication, Inc., Class A (I)	6,034	50,867
Hawaiian Telcom Holdco, Inc. (I)	1,639	29,420
HickoryTech Corp.	2,125	20,655
IDT Corp., Class B	2,560	23,475
Iliad SA	810	144,092
inContact, Inc. (I)	6,221	32,349
Inmarsat PLC	30,130	283,808
Iridium Communications, Inc. (I)	8,090	49,915
Koninklijke KPN NV	30,423	172,023
KT Corp.	1,102	38,366
LG Uplus Corp.	9,057	62,476
Lumos Networks Corp.	2,573	25,190
magicJack VocalTec, Ltd. (I)(L)	2,450	42,165
Neutral Tandem, Inc.	4,685	12,603
Nippon Telegraph & Telephone Corp.	23,900	1,071,359
Oi SA	15,701	66,278
ORBCOMM, Inc. (I)	5,793	19,580
PCCW, Ltd.	258,000	109,467
Portugal Telecom SGPS SA	69,425	322,490
Premiere Global Services, Inc. (I)	7,855	66,689
Primus Telecommunications Group, Inc. (L)	2,109	23,916
Rostelecom OJSC, ADR	8,210	169,591
Rostelecom OJSC, ADR	103	2,167
Singapore Telecommunications, Ltd.	175,950	477,866
Singapore Telecommunications, Ltd.
(Singapore Exchange)	324,000	874,738
Swisscom AG	1,295	545,446
Tele2 AB, Series B	9,516	166,403
Telecom Italia SpA	413,394	329,807
Telecom Italia SpA (Italian Exchange)	634,267	577,772
Telefonica Czech Republic AS	4,840	86,272
Telefonica SA	105,024	1,375,467
Telekom Austria AG	14,051	91,371
Telekom Malaysia BHD	66,718	120,014
Telekomunikasi Indonesia Persero Tbk PT	607,340	574,918
Telenet Group Holding NV	2,071	94,570
TeliaSonera AB	63,781	427,924
Telstra Corp., Ltd.	256,625	1,155,287
TELUS Corp., Non-Voting Shares	3,762	245,675
Towerstream Corp. (I)(L)	7,566	25,573
Turk Telekomunikasyon AS	156,376	584,523
tw telecom, Inc. (I)	30,857	792,716
Verizon Communications, Inc.	459,979	20,294,273
Vivendi SA	44,847	963,370
Vonage Holdings Corp. (I)	25,615	62,244

232

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Windstream Corp. (L)	94,935	$795,555
Xl Axiata Tbk PT	102,651	55,022

		82,332,442
Wireless Telecommunication Services - 0.9%
Advanced Info Service PCL	57,900	414,884
Axiata Group BHD	158,353	308,368
Boingo Wireless, Inc. (I)(L)	2,663	18,881
China Mobile, Ltd.	431,970	4,915,317
Crown Castle International Corp. (I)(L)	47,314	3,194,641
DiGi.Com BHD	193,320	307,113
Far EasTone
Telecommunications Company, Ltd.	78,000	195,444
Globe Telecom, Inc.	2,343	64,653
Indosat Tbk PT	81,850	47,345
KDDI Corp.	14,800	1,097,133
Leap Wireless International, Inc. (I)(L)	8,793	57,155
Maxis BHD	139,860	295,849
MetroPCS Communications, Inc. (I)	51,048	543,661
Millicom International Cellular SA	1,882	161,602
Mobile TeleSystems OJSC, ADR	20,359	354,857
Mobistar SA	1,083	28,619
MTN Group, Ltd.	97,811	1,799,449
NTELOS Holdings Corp.	2,433	31,386
NTT DOCOMO, Inc.	834	1,206,360
Philippine Long Distance Telephone Company	3,060	193,715
Reliance Communication, Ltd., GDR (S)	40,149	52,776
Rogers Communications, Inc., Class B	9,832	434,217
Shenandoah Telecommunications Company (L)	3,887	54,029
Sistema JSFC, GDR	2,633	49,816
Sistema JSFC, GDR (London Exchange)	5,138	97,201
SK Telecom Company, Ltd.	347	48,122
Softbank Corp.	48,500	1,825,177
Sprint Nextel Corp. (I)	484,440	2,775,841
StarHub, Ltd.	39,000	119,124
Taiwan Mobile Company, Ltd.	80,000	288,062
Telephone & Data Systems, Inc.	20,638	474,880
Tim Participacoes SA	56,000	197,080
Turkcell Iletisim Hizmetleri AS (I)	227,419	1,374,241
USA Mobility, Inc. (L)	3,654	42,240
Vodacom Group, Ltd. (L)	21,254	284,413
Vodafone Group PLC	3,335,916	8,608,527

		31,962,178

		114,294,620
Utilities - 3.5%
Electric Utilities - 1.8%
Acciona SA	550	35,673
ALLETE, Inc. (L)	6,211	243,533
American Electric Power Company, Inc.	78,292	3,339,154
Centrais Eletricas Brasileiras SA	17,400	62,294
Cheung Kong Infrastructure Holdings, Ltd.	32,000	194,435
Chubu Electric Power Company, Inc.	35,000	473,591
Cleco Corp.	22,270	897,258
CLP Holdings, Ltd.	112,000	978,733
CPFL Energia SA	15,500	165,750
Duke Energy Corp.	113,688	7,255,568
Edison International	52,605	2,392,475
EDP - Energias de Portugal SA	211,686	535,703
EDP - Energias do Brasil SA	15,800	89,618
El Paso Electric Company	6,522	207,726
Electricite de France SA	8,115	148,956
Enel SpA	445,968	1,689,895
Entergy Corp.	28,630	1,819,150
Exelon Corp.	137,817	4,164,830

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Federal Grid Company Unified Energy System
JSC, GDR (I)(S)	22,040	$74,325
Federal Hydrogenerating Company JSC, ADR	57,576	130,815
FirstEnergy Corp. (L)	67,525	2,867,112
Fortis, Inc. (L)	4,526	152,089
Fortum OYJ	21,416	385,865
Great Plains Energy, Inc.	31,281	633,440
Hawaiian Electric Industries, Inc. (L)	19,833	494,040
Hokkaido Electric Power Company, Inc.	9,800	97,088
Hokuriku Electric Power Company	9,100	100,785
Iberdrola SA	100,344	498,424
IDACORP, Inc.	18,383	785,138
Korea Electric Power Corp. (I)	9,173	226,566
Kyushu Electric Power Company, Inc.	22,900	214,866
Light SA	3,800	42,147
Manila Electric Company	11,173	71,768
MGE Energy, Inc. (L)	3,653	184,659
NextEra Energy, Inc. (L)	68,258	4,690,007
Northeast Utilities	50,657	1,962,452
NV Energy, Inc.	48,212	883,726
OGE Energy Corp.	20,154	1,151,398
Otter Tail Corp. (L)	5,470	132,538
Pepco Holdings, Inc. (L)	36,955	729,492
Pinnacle West Capital Corp.	17,686	910,122
PNM Resources, Inc.	29,154	616,024
Portland General Electric Company	12,225	330,442
Power Assets Holdings, Ltd.	86,000	759,337
PPL Corp.	93,774	2,752,267
Red Electrica Corp. SA	2,852	132,143
Reliance Infrastructure, Ltd., GDR (S)	12,906	345,433
Shikoku Electric Power Company, Inc.	8,900	121,329
SP AusNet	96,722	107,148
SSE PLC	63,638	1,452,810
Tenaga Nasional BHD	170,036	388,215
Terna Rete Elettrica Nazionale SpA (L)	90,413	343,551
The Chugoku Electric Power Company, Inc.	16,100	232,771
The Empire District Electric Company	6,956	139,120
The Kansai Electric Power Company, Ltd.	40,900	389,472
The Southern Company	141,244	6,151,176
Tohoku Electric Power Company, Inc. (I)	24,200	219,676
Tokyo Electric Power Company, Inc. (I)	78,200	123,666
UIL Holdings Corp.	8,221	294,887
Unitil Corp. (L)	2,356	60,785
UNS Energy Corp. (L)	6,524	277,792
Verbund AG, Class A	4,392	100,415
Westar Energy, Inc.	25,804	740,575
Xcel Energy, Inc.	78,735	2,129,782

		60,322,020
Gas Utilities - 0.4%
AGL Resources, Inc. (L)	18,973	739,568
APA Group, Ltd.	38,166	223,101
Atmos Energy Corp. (L)	18,421	644,919
Chesapeake Utilities Corp.	1,470	66,150
China Gas Holdings, Ltd.	224,000	161,222
China Resources Gas Group, Ltd.	52,000	111,250
Delta Natural Gas Company, Inc.	1,125	22,928
Enagas SA	4,801	98,348
ENN Energy Holdings, Ltd.	54,000	243,121
GAIL India, Ltd., GDR	25,357	1,038,623
Gas Natural SDG SA	8,883	138,190
Hong Kong & China Gas Company, Ltd.	322,900	874,713
Korea Gas Corp.	846	61,244
National Fuel Gas Company	17,018	886,297
New Jersey Resources Corp. (L)	6,798	275,863

233

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities (continued)
Northwest Natural Gas Company (L)	4,405	$193,203
ONEOK, Inc. (L)	33,108	1,485,556
Osaka Gas Company, Ltd.	103,000	404,809
Perusahaan Gas Negara Persero Tbk PT	657,269	309,849
Petronas Gas BHD	36,899	223,363
Piedmont Natural Gas Company, Inc. (L)	11,710	361,371
Questar Corp.	35,893	704,221
Snam SpA	115,991	513,089
South Jersey Industries, Inc.	4,989	249,300
Southwest Gas Corp.	7,543	316,353
The Laclede Group, Inc. (L)	3,726	151,685
Toho Gas Company, Ltd.	23,000	133,833
Tokyo Gas Company, Ltd.	136,000	668,131
UGI Corp.	22,976	763,263
WGL Holdings, Inc.	18,932	739,484

		12,803,047
Independent Power Producers & Energy Traders - 0.1%
Aboitiz Power Corp.	130,259	112,944
AES Corp.	100,239	1,069,550
American DG Energy, Inc. (I)(L)	3,691	7,603
Atlantic Power Corp. (L)	18,378	216,860
China Longyuan Power Group Corp., H Shares	154,000	102,066
China Resource Power Holdings, Ltd.	136,532	304,532
Datang International Power Generation
Company, Ltd., H Shares	219,136	76,593
Electric Power Development Company, Ltd.	6,500	164,719
Enel Green Power SpA	119,367	203,818
Energy Development Corp. (I)	531,044	91,788
Genie Energy, Ltd., B Shares	2,537	17,328
GenOn Energy, Inc. (I)	124,813	318,273
Glow Energy PCL	33,200	78,600
Huaneng Power International, Inc., H Shares	234,564	199,620
MPX Energia SA (I)	9,700	50,615
NRG Energy, Inc. (L)	36,788	776,227
Ormat Technologies, Inc.	2,907	53,547
Tractebel Energia SA	10,700	174,511
TransAlta Corp. (L)	5,963	89,744

		4,108,938
Multi-Utilities - 1.1%
AGL Energy, Ltd.	31,881	478,057
Alliant Energy Corp.	22,671	1,016,114
Ameren Corp.	39,175	1,174,075
Avista Corp.	9,518	225,672
Black Hills Corp.	16,169	577,072
Canadian Utilities, Ltd.	1,359	91,991
CenterPoint Energy, Inc. (L)	69,005	1,361,469
Centrica PLC	348,638	1,820,281
CH Energy Group, Inc.	2,465	160,743
CMS Energy Corp.	42,783	1,045,189
Consolidated Edison, Inc.	47,290	2,638,309
Dominion Resources, Inc.	92,573	4,731,406
DTE Energy Company	27,731	1,679,944
E.ON AG	111,935	2,016,332
GDF Suez	44,658	1,005,238
Integrys Energy Group, Inc. (L)	12,579	668,825
MDU Resources Group, Inc.	38,576	799,295
National Grid PLC (L)	240,248	2,714,468
NiSource, Inc.	46,000	1,111,820
NorthWestern Corp.	5,914	205,157
PG&E Corp.	68,856	2,819,653
Public Service Enterprise Group, Inc. (L)	81,687	2,457,962
RWE AG	30,448	1,269,779
SCANA Corp. (L)	21,206	982,686

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
Sempra Energy	36,293	$2,483,167
Suez Environnement Company	9,593	104,539
TECO Energy, Inc. (L)	32,870	552,545
Vectren Corp.	16,764	490,347
Veolia Environnement SA	11,420	124,147
Wisconsin Energy Corp.	37,207	1,396,379
YTL Corp. BHD	291,017	169,410
YTL Power International BHD	136,641	70,979

		38,443,050
Water Utilities - 0.1%
American States Water Company	3,084	140,322
Aqua America, Inc. (L)	28,546	729,065
Artesian Resources Corp., Class A	1,341	27,853
Cadiz, Inc. (I)(L)	2,117	18,100
California Water Service Group (L)	6,888	123,984
Cia de Saneamento Basico do Estado de
Sao Paulo	7,500	303,608
Cia de Saneamento de Minas Gerais	3,800	80,026
Connecticut Water Service, Inc. (L)	1,556	47,987
Consolidated Water Company, Ltd.	2,657	20,645
Guangdong Investment, Ltd.	176,780	143,686
Middlesex Water Company	1,080	20,207
Severn Trent PLC	15,801	408,825
SJW Corp.	2,044	49,996
United Utilities Group PLC	45,300	494,581
York Water Company (L)	2,080	36,254

		2,645,139

		118,322,194

TOTAL COMMON STOCKS (Cost $3,152,790,047)		$3,263,845,570

PREFERRED SECURITIES - 0.5%
Consumer Discretionary - 0.1%
Bayerische Motoren Werke AG	3,168	192,968
Hyundai Motor Company, Ltd.	853	56,868
Hyundai Motor Company, Ltd., 2nd Preferred	1,323	95,286
Lojas Americanas SA	27,100	238,431
Porsche Automobil Holding SE	9,457	701,068
ProSiebenSat.1 Media AG	5,616	164,379
Volkswagen AG	8,978	1,943,588

		3,392,588
Consumer Staples - 0.0%
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	6,500	276,816
Henkel AG & Company KgaA	11,408	953,261

		1,230,077
Energy - 0.1%
Petroleo Brasileiro SA	278,900	2,435,546
Financials - 0.2%
Banco Bradesco SA	126,200	2,096,049
Banco do Estado do Rio Grande do Sul SA	11,600	82,299
Itau Unibanco Holding SA	150,700	2,266,706
Itausa - Investimentos Itau SA	166,200	749,020

		5,194,074
Industrials - 0.0%
Marcopolo SA	14,000	82,291
Rolls-Royce Holdings PLC, C Shares	9,595,000	15,373

		97,664
Information Technology - 0.0%
Samsung Electronics Company, Ltd.	744	566,076

234

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Materials - 0.1%
Bradespar SA	15,800	$210,736
Braskem SA, A Shares	10,300	66,424
Gerdau SA	57,700	478,493
Klabin SA	30,600	172,419
LG Chem, Ltd.	309	28,047
Metalurgica Gerdau SA	18,800	197,520
Usinas Siderurgicas de Minas Gerais SA	25,900	151,512
Vale SA	134,400	2,308,349

		3,613,500
Telecommunication Services - 0.0%
Oi SA	55,800	210,216
Telefonica Brasil SA	19,500	423,437

		633,653
Utilities - 0.0%
AES Tiete SA	6,700	71,490
Centrais Eletricas Brasileiras SA	14,800	66,838
Cia Paranaense de Energia	6,800	90,696
Companhia de Transmissao de Energia
Eletrica Paulista	2,200	32,174
Companhia Energetica de Minas Gerais	31,600	379,620
Companhia Energetica de Sao Paulo	10,300	84,114
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	5,900	37,524
RWE AG	2,337	88,328

		850,784

TOTAL PREFERRED SECURITIES (Cost $18,585,002)		$18,013,962

INVESTMENT COMPANIES - 0.0%
Financials - 0.0%
Firsthand Technology Value Fund, Inc. (I)	1,397	25,411

TOTAL INVESTMENT COMPANIES (Cost $22,683)		$25,411

ESCROW CERTIFICATES - 0.0%
Health Care - 0.0%
Indevus Pharmaceuticals, Inc. (I)	156	0

TOTAL ESCROW CERTIFICATES (Cost $0)		$0

RIGHTS - 0.0%
China Agri-Industries Holdings, Ltd.
(Expiration Date: 12/17/2012; Strike Price:
HKD 3.39) (I)	36,235	4,675
Hyundai Merchant Marine Company, Ltd.
(Expiration Date: 12/12/2012; Strike Price:
KRW 17900.00) (I)	78	181
Lonmin PLC (Expiration Date: 12/10/2012;
Strike Price: GBP 140) (I)(L)	19,316	35,589
McEwen Mining, Inc. (Expiration Date:
12/04/12; Strike Price: $2.25) (I)	30,527	4,732
PTTEP Canada International Finance, Ltd.
(Expiration Date: 12/06/2012; Strike Price:
THB 142.00) (I)	7,754	4,295
Swiss Prime Site AG (Expiration Date:
12/03/12; Strike Price: CHF 64.00) (I)	3,098	3,343

TOTAL RIGHTS (Cost $72,383)		$52,815

WARRANTS - 0.0%
Kinross Gold Corp. (Expiration Date:
09/17/2014; Strike Price: $21.30) (I)	638	222
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I)(L)	854	21

TOTAL WARRANTS (Cost $786)		$243

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 8.0%
John Hancock Collateral
Investment Trust, 0.2768% (W)(Y)	26,692,317	267,107,350

TOTAL SECURITIES LENDING
COLLATERAL (Cost $267,131,008)		$267,107,350

SHORT-TERM INVESTMENTS - 5.0%
Repurchase Agreement - 5.0%
Repurchase Agreement with State Street Corp.
dated 11/30/2012 at 0.010% to be
repurchased at $166,950,139 on 12/03/2012,
collateralized by $165,845,000
U.S. Treasury Notes, 1.125% - 3.125% due
02/28/2019 - 11/15/2041 (valued at
$170,299,314, including interest)	$166,950,000	$166,950,000

TOTAL SHORT-TERM INVESTMENTS (Cost $166,950,000)		$166,950,000

Total Investments (Strategic Equity Allocation Fund)
(Cost $3,605,551,909) - 110.7%		$3,715,995,351
Other assets and liabilities, net - (10.7%)		(358,773,509)

TOTAL NET ASSETS - 100.0%		$3,357,221,842

Total Return Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 84.7%
U.S. Government - 29.1%
Treasury Inflation Protected Securities
0.125%, 01/15/2022 to 07/15/2022	$10,834,950	$11,875,250
0.625%, 07/15/2021	1,334,541	1,527,841
0.750%, 02/15/2042	24,062,825	26,813,134
1.125%, 01/15/2021	3,701,915	4,374,335
1.250%, 07/15/2020	4,031,534	4,811,386
1.750%, 01/15/2028	11,375,526	14,870,838
2.000%, 01/15/2026	11,657,400	15,411,444
2.375%, 01/15/2025 to 01/15/2027	9,675,428	13,232,199
2.500%, 01/15/2029	12,500,856	18,025,647
3.625%, 04/15/2028	1,144,416	1,832,944
3.875%, 04/15/2029 (F)	2,955,603	4,948,788
U.S. Treasury Bonds
3.125%, 11/15/2041 (F)	5,000,000	5,354,690
U.S. Treasury Notes
0.375%, 11/15/2015	260,800,000	261,187,027
0.625%, 11/30/2017	30,400,000	30,409,500
0.750%, 10/31/2017 (D)	58,000,000	58,398,750
0.875%, 07/31/2019	67,900,000	67,480,921
1.000%, 06/30/2019 to 09/30/2019	55,300,000	55,372,303
1.125%, 05/31/2019	13,300,000	13,457,938
1.250%, 10/31/2019 (C)	900,000	913,781
1.500%, 08/31/2018 (F)	53,300,000	55,427,843
1.625%, 08/15/2022 to 11/15/2022	41,900,000	42,000,583
1.750%, 05/15/2022 (F)	27,100,000	27,625,063
3.375%, 11/15/2019	3,600,000	4,172,623
3.625%, 08/15/2019	300,000	352,055

		739,876,883
U.S. Government Agency - 55.6%
Federal Home Loan Mortgage Corp.
1.000%, 03/08/2017 to 09/29/2017	65,800,000	66,836,759
1.250%, 08/01/2019 to 10/02/2019	14,500,000	14,565,110
1.750%, 05/30/2019	5,300,000	5,517,411

235

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.375%, 01/13/2022		$2,100,000	$2,205,368
3.750%, 03/27/2019		800,000	931,492
4.000%, 09/01/2040		140,078	149,199
4.500%, TBA (C)		1,000,000	1,070,169
4.500%, 11/01/2039 to 03/01/2041		16,874,310	18,032,828
4.674%, 11/01/2035 (P)		253,719	269,611
5.000%, 02/16/2017		1,600,000	1,894,197
5.500%, 08/23/2017 to 01/01/2040		6,202,094	6,926,606
6.000%, TBA (C)		30,000,000	32,643,969
6.000%, 08/01/2026 to 05/01/2040		29,916,586	32,645,570
Federal National Mortgage Association
0.875%, 08/28/2017 to 12/20/2017		6,100,000	6,152,869
1.250%, 01/30/2017		28,900,000	29,732,436
2.052%, 11/01/2035 (P)		188,654	195,959
2.300%, 03/01/2035 (P)		96,953	101,809
2.310%, 08/01/2022		2,700,000	2,788,941
2.360%, 11/01/2034 (P)		249,223	264,081
2.500%, 03/01/2026 to 11/01/2027		39,000,491	40,819,234
2.512%, 01/01/2035 (P)		167,801	178,904
2.588%, 05/01/2035 (P)		370,354	390,553
2.783%, 07/01/2034 (P)		166,144	178,646
2.840%, 06/01/2035 (P)		563,505	605,131
2.870%, 09/01/2027		2,000,000	2,007,053
3.000%, TBA (C)		93,000,000	97,874,879
3.000%, 01/01/2027 to 07/01/2027		35,898,188	37,837,529
3.330%, 11/01/2021		98,360	107,833
3.500%, TBA (C)		145,000,000	154,654,015
3.500%, 09/01/2013 to 02/01/2027		28,744,641	30,511,761
4.000%, TBA (C)		218,500,000	233,837,885
4.000%, 09/01/2013 to 02/01/2042		26,043,388	27,870,407
4.500%, TBA (C)		258,000,000	278,024,231
4.500%, 01/01/2018 to 09/01/2042		95,407,533	102,877,784
4.776%, 09/01/2035 (P)		173,463	183,682
5.000%, TBA (C)		10,000,000	10,835,937
5.000%, 02/13/2017 to 03/01/2035		7,155,955	8,201,191
5.375%, 06/12/2017		4,500,000	5,444,289
5.500%, TBA (C)		41,500,000	45,105,860
5.500%, 06/01/2018 to 09/01/2041		86,440,709	93,953,887
6.000%, 10/01/2026 to 06/01/2040		15,467,400	17,078,862

			1,411,503,937

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $2,132,982,090)			$2,151,380,820

FOREIGN GOVERNMENT
OBLIGATIONS - 10.5%
Canada - 2.6%
Province of British Columbia
3.250%, 12/18/2021	CAD	300,000	321,080
4.300%, 06/18/2042		400,000	481,639
Province of Ontario
1.600%, 09/21/2016		$1,100,000	1,136,429
1.650%, 09/27/2019		2,200,000	2,211,766
2.850%, 06/02/2023	CAD	500,000	504,349
3.000%, 07/16/2018		$1,100,000	1,206,277
3.150%, 06/02/2022	CAD	9,900,000	10,341,307
4.000%, 06/02/2021		7,300,000	8,163,198
4.200%, 03/08/2018 to 06/02/2020		2,000,000	2,259,397
4.300%, 03/08/2017		1,900,000	2,112,867
4.400%, 06/02/2019		2,700,000	3,078,927
4.400%, 04/14/2020		$200,000	237,813
4.600%, 06/02/2039	CAD	1,100,000	1,336,932
4.700%, 06/02/2037		11,100,000	13,544,715

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Province of Ontario (continued)
5.500%, 06/02/2018	CAD	700,000	$830,677
Province of Quebec
2.750%, 08/25/2021		$1,400,000	1,473,793
3.000%, 09/01/2023	CAD	100,000	101,533
3.500%, 07/29/2020		$700,000	783,119
3.500%, 12/01/2022	CAD	5,400,000	5,732,747
4.250%, 12/01/2021		5,300,000	5,984,382
4.500%, 12/01/2016 to 12/01/2020		2,800,000	3,181,810

			65,024,757
France - 0.2%
Societe Financement de l’Economie
Francaise
3.375%, 05/05/2014 (S)		$4,000,000	4,165,216
Italy - 5.9%
Republic of Italy
2.100%, 09/15/2021	EUR	1,178,463	1,439,788
2.500%, 03/01/2015		17,800,000	23,316,714
3.000%, 04/01/2014 to 11/01/2015		27,100,000	35,804,425
3.500%, 06/01/2014		2,400,000	3,197,857
3.750%, 08/01/2015 to 08/01/2016		5,200,000	6,993,569
4.000%, 02/01/2017		300,000	404,998
4.250%, 07/01/2014 to 02/01/2015		5,100,000	6,903,498
4.500%, 07/15/2015		33,200,000	45,443,419
4.750%, 09/15/2016 to 06/01/2017		13,100,000	18,096,534
6.000%, 11/15/2014		4,000,000	5,600,744
Republic of Italy Certiificate of Credit
Zero Coupon 09/30/2014 (Z)		2,200,000	2,757,464

			149,959,010
Mexico - 1.6%
Government of Mexico
6.000%, 06/18/2015	MXN	163,900,000	13,003,650
8.000%, 06/11/2020		44,900,000	4,051,045
10.000%, 12/05/2024		232,700,000	24,976,857

			42,031,552
South Korea - 0.0%
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		$700,000	754,838
Spain - 0.2%
Kingdom of Spain
3.000%, 04/30/2015	EUR	600,000	776,429
3.300%, 10/31/2014		100,000	130,943
4.000%, 07/30/2015		1,000,000	1,322,756
4.400%, 01/31/2015		1,400,000	1,873,573

			4,103,701
Turkey - 0.0%
Export Credit Bank of Turkey
5.875%, 04/24/2019 (S)		$1,000,000	1,141,300

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $260,370,891)			$267,180,374

CORPORATE BONDS - 20.6%
Consumer Discretionary - 0.8%
Banque PSA Finance SA
2.254%, 04/04/2014 (P)(S)		3,500,000	3,456,364
Daimler Finance North America LLC
1.599%, 09/13/2013 (P)(S)		1,700,000	1,710,477
Ford Motor Credit Company LLC
5.875%, 08/02/2021		1,600,000	1,832,253
7.000%, 04/15/2015		5,200,000	5,777,013

236

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Ford Motor Credit Company LLC (continued)
8.000%, 06/01/2014 to 12/15/2016		$1,100,000	$1,314,562
8.700%, 10/01/2014		1,000,000	1,120,986
Volkswagen International Finance NV
0.970%, 04/01/2014 (P)(S)		5,000,000	5,017,100

			20,228,755
Consumer Staples - 0.3%
CVS Pass-Through Trust
6.943%, 01/10/2030		266,832	342,244
Kraft Foods Group, Inc.
6.125%, 08/23/2018 (S)		1,849,000	2,278,349
Mondelez International, Inc.
2.625%, 05/08/2013		3,000,000	3,022,785
6.125%, 02/01/2018		651,000	796,636

			6,440,014
Energy - 1.0%
AK Transneft OJSC
8.700%, 08/07/2018 (S)		1,000,000	1,293,190
Cameron International Corp.
1.241%, 06/02/2014 (P)		2,400,000	2,415,643
Gazprom OAO
5.092%, 11/29/2015 (S)		400,000	428,000
6.212%, 11/22/2016 (S)		500,000	559,500
7.201%, 02/01/2020		95,965	106,956
9.625%, 03/01/2013		300,000	305,661
10.500%, 03/08/2014		1,000,000	1,094,420
Indian Oil Corp., Ltd.
4.750%, 01/22/2015		4,600,000	4,805,813
Novatek Finance, Ltd.
5.326%, 02/03/2016 (S)		700,000	747,376
Petrobras International Finance Company
3.875%, 01/27/2016		5,900,000	6,250,596
Petroleos Mexicanos
8.000%, 05/03/2019		6,500,000	8,523,125

			26,530,280
Financials - 14.3%
Allstate Life Global Funding Trusts
5.375%, 04/30/2013		2,500,000	2,550,168
Ally Financial, Inc.
3.510%, 02/11/2014 (P)		1,000,000	1,014,940
4.625%, 06/26/2015		1,200,000	1,250,940
5.500%, 02/15/2017		5,500,000	5,856,400
6.750%, 12/01/2014		400,000	432,000
7.500%, 09/15/2020		1,500,000	1,807,500
8.300%, 02/12/2015		6,500,000	7,263,750
American Express Bank FSB
5.500%, 04/16/2013		3,500,000	3,562,997
American Express Company
7.000%, 03/19/2018		2,200,000	2,810,634
American Express Credit Corp.
5.375%, 10/01/2014	GBP	8,100,000	13,898,091
5.875%, 05/02/2013		$2,300,000	2,350,593
American International Group, Inc.
5.850%, 01/16/2018		5,400,000	6,317,465
6.250%, 03/15/2037		1,100,000	1,124,750
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)		3,100,000	3,193,310
Australia & New Zealand Banking
Group, Ltd.
2.125%, 01/10/2014 (S)		3,000,000	3,038,373
Banco do Brasil SA
5.875%, 01/19/2023 (S)		400,000	433,000

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Banco Nacional de Desenvolvimento
Economico e Social
4.125%, 09/15/2017 (S)	EUR	600,000	$831,052
Banco Santander Brasil SA
4.250%, 01/14/2016 (S)		$2,500,000	2,568,750
4.500%, 04/06/2015 (S)		400,000	411,000
Bank of America Corp.
5.650%, 05/01/2018		2,500,000	2,896,078
6.500%, 08/01/2016		7,900,000	9,174,807
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		700,000	789,648
Bank of Montreal
1.950%, 01/30/2017 (S)		400,000	418,316
2.850%, 06/09/2015 (S)		1,400,000	1,481,687
Bank of Nova Scotia
1.650%, 10/29/2015 (S)		1,400,000	1,443,457
1.950%, 01/30/2017 (S)		1,100,000	1,150,317
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		900,000	956,250
6.500%, 03/10/2021 (S)		1,900,000	2,128,000
BNP Paribas SA
1.250%, 01/10/2014 (P)		6,100,000	6,115,226
BNP Paribas SA (5.186% to 06/29/2015,
then 3 month LIBOR + 1.680%)
06/29/2015 (Q)(S)		7,600,000	7,058,500
BPCE SA
2.375%, 10/04/2013 (S)		600,000	605,268
CIT Group, Inc.
5.250%, 04/01/2014 (S)		600,000	621,000
Citigroup, Inc.
1.160%, 02/15/2013 (P)		2,100,000	2,102,552
2.310%, 08/13/2013 (P)		400,000	404,379
5.500%, 04/11/2013 to 10/15/2014		18,700,000	19,594,575
5.850%, 07/02/2013		600,000	617,545
Citigroup, Inc. (4.750% to 02/10/2014,
then 3 month EURIBOR + 1.400%)
02/10/2019	EUR	1,500,000	1,866,629
Credit Suisse New York
2.200%, 01/14/2014		$1,300,000	1,320,907
Dexia Credit Local
0.793%, 04/29/2014 (P)(S)		7,100,000	6,998,955
DNB Bank ASA
3.200%, 04/03/2017 (S)		2,100,000	2,232,852
General Electric Capital Corp. (5.500% to
09/15/2017, then 3 month
EURIBOR + 2.000%)
09/15/2067 (S)	EUR	9,900,000	12,811,166
General Electric Capital Corp. (6.375% to
11/15/2017, then 3 month
LIBOR + 2.289%)
11/15/2067		$4,100,000	4,348,870
HSBC Bank PLC
2.000%, 01/19/2014 (S)		1,400,000	1,415,578
ICICI Bank, Ltd.
4.750%, 11/25/2016 (S)		10,400,000	10,835,760
International Lease Finance Corp.
5.750%, 05/15/2016		600,000	627,176
6.500%, 09/01/2014 (S)		3,000,000	3,195,000
6.625%, 11/15/2013		2,900,000	3,008,750
6.750%, 09/01/2016 (S)		1,300,000	1,449,500
Intesa Sanpaolo SpA
2.712%, 02/24/2014 (P)(S)		3,300,000	3,296,070
IPIC, Ltd.
5.000%, 11/15/2020 (S)		800,000	898,000

237

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Company
0.475%, 09/26/2013 (P)	EUR	1,700,000	$2,212,727
LBG Capital No.1 PLC
7.875%, 11/01/2020 (S)		$1,900,000	2,009,250
Merrill Lynch & Company, Inc.
5.450%, 02/05/2013		1,400,000	1,411,654
6.400%, 08/28/2017		3,100,000	3,630,630
6.875%, 04/25/2018		7,500,000	9,019,440
MetLife, Inc.
6.400%, 12/15/2036		2,600,000	2,757,308
Monumental Global Funding, Ltd.
5.500%, 04/22/2013 (S)		1,900,000	1,935,705
Morgan Stanley
2.810%, 05/14/2013 (P)		4,100,000	4,134,379
7.300%, 05/13/2019		21,375,000	25,930,055
Murray Street Investment Trust I
4.647%, 03/09/2017		3,800,000	4,078,935
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)		2,600,000	2,664,353
National Bank of Canada
2.200%, 10/19/2016 (S)		300,000	316,321
Nationwide Building Society
6.250%, 02/25/2020 (S)		3,000,000	3,549,528
Nordea Bank AB
2.125%, 01/14/2014 (S)		600,000	608,552
Northern Rock Asset Management PLC
5.625%, 06/22/2017 (S)		15,300,000	18,018,810
Pacific LifeCorp.
6.000%, 02/10/2020 (S)		700,000	788,167
Pricoa Global Funding I
0.564%, 09/27/2013 (P)(S)		2,700,000	2,693,420
Principal Life Income Funding Trusts
5.300%, 04/24/2013		2,200,000	2,241,428
5.550%, 04/27/2015		3,500,000	3,877,227
Qatari Diar Finance QSC
5.000%, 07/21/2020 (S)		1,200,000	1,404,000
Regions Bank
7.500%, 05/15/2018		5,400,000	6,480,000
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
10/05/2017 (Q)(S)		6,800,000	6,256,000
RZD Capital, Ltd.
5.739%, 04/03/2017		1,100,000	1,222,320
Santander US Debt SAU
2.991%, 10/07/2013 (S)		5,700,000	5,733,476
Sberbank of Russia
6.125%, 02/07/2022 (S)		5,000,000	5,594,900
SLM Corp.
0.582%, 06/17/2013 (P)	EUR	2,100,000	2,690,189
5.375%, 05/15/2014		$600,000	629,725
6.250%, 01/25/2016		600,000	651,000
Springleaf Finance Corp.
3.250%, 01/16/2013	EUR	2,193,000	2,852,108
6.900%, 12/15/2017		$2,700,000	2,396,250
State Bank of India/London
4.500%, 07/27/2015 (S)		1,700,000	1,785,932
Sumitomo Mitsui Banking Corp.
1.950%, 01/14/2014 (S)		1,300,000	1,313,108
Temasek Financial I, Ltd.
4.300%, 10/25/2019 (S)		1,600,000	1,857,365
The Bear Stearns Companies LLC
7.250%, 02/01/2018		26,400,000	32,924,602
The Goldman Sachs Group, Inc.
0.540%, 05/23/2016 (P)	EUR	1,100,000	1,365,007

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (continued)
1.312%, 02/07/2014 (P)	$11,200,000	$11,227,608
The Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)	5,000,000	4,987,500
Turkiye Garanti Bankasi AS
2.819%, 04/20/2016 (P)(S)	900,000	891,000
UBS AG
1.313%, 01/28/2014 (P)	1,600,000	1,607,499
5.875%, 12/20/2017	2,100,000	2,498,607
Vnesheconombank
5.375%, 02/13/2017 (S)	600,000	649,500
5.450%, 11/22/2017 (S)	700,000	761,250
Westpac Banking Corp.
3.585%, 08/14/2014 (S)	1,600,000	1,681,146

		363,916,512
Health Care - 0.7%
AbbVie, Inc.
1.072%, 11/06/2015 (P)(S)	4,965,000	4,997,898
Amgen, Inc.
6.150%, 06/01/2018	9,100,000	11,129,145
HCA, Inc.
8.500%, 04/15/2019	900,000	1,010,250

		17,137,293
Industrials - 1.0%
Caterpillar, Inc.
0.482%, 05/21/2013 (P)	8,500,000	8,511,263
Noble Group, Ltd.
4.875%, 08/05/2015 (S)	1,000,000	1,030,000
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021	1,940,000	2,177,650
6.350%, 06/30/2021 (S)	12,416,000	13,936,960
Sydney Airport Finance
Company Pty, Ltd.
5.125%, 02/22/2021 (S)	400,000	445,818

		26,101,691
Information Technology - 0.4%
Hewlett-Packard Company
0.592%, 05/24/2013 (P)	9,900,000	9,851,480
Materials - 0.9%
AngloGold Ashanti Holdings PLC
5.375%, 04/15/2020	300,000	305,433
Braskem Finance, Ltd.
5.750%, 04/15/2021 (S)	800,000	835,040
CSN Resources SA
6.500%, 07/21/2020	2,600,000	2,882,100
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)	600,000	657,780
GTL Trade Finance, Inc.
7.250%, 10/20/2017 (S)	10,400,000	11,921,520
7.250%, 10/20/2017	2,900,000	3,324,270
Rohm & Haas Company
6.000%, 09/15/2017	1,500,000	1,775,202
Vale Overseas, Ltd.
4.625%, 09/15/2020	900,000	966,094

		22,667,439
Telecommunication Services - 0.3%
Qtel International Finance, Ltd.
4.750%, 02/16/2021 (S)	3,000,000	3,360,000

238

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Windstream Corp.
8.125%, 08/01/2013	$5,000,000	$5,200,000

		8,560,000
Utilities - 0.9%
Calpine Construction Finance
Company LP
8.000%, 06/01/2016 (S)	5,000,000	5,337,500
Comision Federal de Electricidad
4.875%, 05/26/2021 (S)	11,900,000	13,447,000
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)	400,000	464,078
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)	2,223,897	2,319,280

		21,567,858

TOTAL CORPORATE BONDS (Cost $483,493,514)		$523,001,322

TERM LOANS (M) - 0.2%
Energy - 0.0%
Petroleum Export, Ltd.
3.379%, 12/20/2012	314,490	290,903
Financials - 0.2%
Springleaf Finance Funding Company
5.500%, 05/10/2017	5,200,000	5,127,418

TOTAL TERM LOANS (Cost $5,494,264)		$5,418,321

MUNICIPAL BONDS - 4.6%
American Municipal Power, Inc. (Ohio)
8.084%, 02/15/2050	1,600,000	2,358,384
California Infrastructure & Economic
Development Bank 6.486%, 05/15/2049	1,000,000	1,180,220
California State Public Works Board,
Series G2 8.361%, 10/01/2034	20,000,000	26,059,600
California State University
6.434%, 11/01/2030	1,200,000	1,432,512
Chicago Transit Authority (Illinois)
6.200%, 12/01/2040	1,000,000	1,140,640
Chicago Transit Authority,
Series A (Illinois)
6.300%, 12/01/2021	100,000	116,933
6.899%, 12/01/2040	2,700,000	3,308,823
Chicago Transit Authority,
Series B (Illinois)
6.300%, 12/01/2021	300,000	350,799
6.899%, 12/01/2040	2,600,000	3,186,274
City of Los Angeles (California)
5.713%, 06/01/2039	1,000,000	1,207,810
City of San Antonio, TX
6.308%, 02/01/2037	2,600,000	3,030,560
County of Clark (Nevada)
6.820%, 07/01/2045	1,400,000	2,034,746
Illinois Municipal Electric Agency
6.832%, 02/01/2035	200,000	243,468
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023	800,000	787,240
Los Angeles Unified School
District (California)
6.758%, 07/01/2034	2,700,000	3,640,086
4.500%, 07/01/2023	5,000,000	5,661,550
New Jersey State Turnpike Authority
7.414%, 01/01/2040	7,400,000	10,987,076
New York State Dormitory Authority
5.000%, 03/15/2031	1,000,000	1,228,450

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)
North Carolina Turnpike Authority
6.700%, 01/01/2039		$300,000	$348,279
San Diego Tobacco Settlement Revenue
Funding Corp. (California)
7.125%, 06/01/2032		1,350,000	1,109,714
State of California
7.600%, 11/01/2040		1,600,000	2,356,944
7.950%, 03/01/2036		17,300,000	21,359,791
7.500%, 04/01/2034		2,600,000	3,622,164
5.650%, 04/01/2039 (P)		800,000	813,152
7.550%, 04/01/2039		900,000	1,308,249
State of Louisiana 3.000%, 05/01/2043 (P)		2,600,000	2,608,814
State of Washington - Series C
5.000%, 06/01/2041		5,200,000	6,124,820
Tobacco Securitization Authority of
Southern California 5.125%, 06/01/2046		1,500,000	1,264,350
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047		3,065,000	2,450,958
Truckee Meadows Water Authority
(Nevada), Series A 5.000%, 07/01/2036		200,000	216,944
University of California
6.270%, 05/15/2031		5,300,000	6,215,469

TOTAL MUNICIPAL BONDS (Cost $101,360,151)			$117,754,819

CAPITAL PREFERRED SECURITIES - 0.0%
Financials - 0.0%
State Street Capital Trust IV
1.389%, 06/15/2037 (P)		400,000	309,001
USB Capital IX
3.500%, 01/17/2013 (P)(Q)		300,000	269,445

			578,446

TOTAL CAPITAL PREFERRED SECURITIES (Cost $700,000)			$578,446

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.3%
Commercial & Residential - 4.8%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A 2.540%, 02/25/2045 (P)		135,707	130,352
Arran Residential
Mortgages Funding PLC
Series 2010-1A, Class A1B,
1.391%, 05/16/2047 (P)(S)	EUR	43,771	57,020
Series 2010-1A, Class A2B,
1.591%, 05/16/2047 (P)(S)		3,100,000	4,107,346
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
2.508%, 11/15/2015 (P)(S)		$1,010,788	1,007,553
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)		2,195,620	2,196,307
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		5,834,995	5,788,315
Series 2011-RR5, Class 12A1,
5.449%, 03/26/2037 (P)(S)		400,000	331,000
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-8, Class 2A1,
3.148%, 11/25/2034 (P)		1,993,888	1,907,772
Series 2004-9, Class 22A1,
3.477%, 11/25/2034 (P)		509,221	511,400
Bear Stearns Alt-A Trust, Series 2005-7,
Class 22A1 3.006%, 09/25/2035 (P)		789,996	639,251

239

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Commercial Mortgage
Securities, Series 2007-T26, Class A4
5.471%, 01/12/2045 (P)		$1,000,000	$1,171,525
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2007-PW15, Class A4,
5.331%, 02/11/2044		400,000	454,028
Series 2007-PW18, Class A4,
5.700%, 06/11/2050		4,300,000	5,127,823
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A2A,
2.570%, 10/25/2035 (P)		259,458	242,074
Series 2005-11, Class 1A1,
2.600%, 05/25/2035 (P)		571,700	553,328
Commercial Mortgage Pass Through
Certificates, Series 2007-C1, Class A3
5.383%, 02/15/2040		1,000,000	1,107,645
Countrywide Alternative Loan Trust
Series 2005-81, Class A1,
0.488%, 02/25/2037 (P)		5,340,873	3,355,863
Series 2005-62, Class 2A1,
1.142%, 12/25/2035 (P)		6,433,256	4,501,233
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-HYB9, Class 1A1,
2.778%, 02/20/2035 (P)		2,309,247	2,127,528
Series 2005-HYB9, Class 3A2A,
2.783%, 02/20/2036 (P)		349,004	299,461
Series 2004-22, Class A3,
2.935%, 11/25/2034 (P)		1,322,242	1,188,941
Credit Suisse Mortgage Capital
Certificates, Series 2006-C2, Class A3
5.855%, 03/15/2039 (P)		300,000	339,244
European Loan Conduit, Series 25X,
Class A 0.342%, 05/15/2019 (P)	EUR	138,826	169,718
Granite Master Issuer PLC, Series 2005-1,
Class A5 0.288%, 12/20/2054 (P)		2,364,526	3,024,464
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)		$100,000	107,210
Series 2007-GG9, Class A4,
5.444%, 03/10/2039		1,400,000	1,614,474
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1
1.103%, 03/06/2020 (P)(S)		1,808,434	1,810,785
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.133%, 11/25/2035 (P)		1,218,299	1,205,374
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
1.560%, 10/15/2054 (P)(S)	EUR	1,700,000	2,236,930
Homebanc Mortgage Trust, Series 2005-4,
Class A1 0.478%, 10/25/2035 (P)		$4,839,286	3,751,691
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)		3,000,000	3,375,408
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047		3,000,000	3,427,674
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		400,000	462,992

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
4.968%, 02/25/2035 (P)		$384,369	$390,776
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036		191,367	186,130
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.648%, 12/15/2030 (P)		2,117,995	2,106,661
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1
0.747%, 07/09/2021 (P)(S)		4,022,344	3,967,511
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.418%, 02/25/2036 (P)		857,827	733,176
Series 2005-3, Class 4A,
0.458%, 11/25/2035 (P)		173,208	159,358
Series 2005-2, Class 3A,
1.212%, 10/25/2035 (P)		408,489	394,498
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4 5.485%, 03/12/2051 (P)		2,000,000	2,304,846
Morgan Stanley Capital I
Series 2007-IQ14, Class A2FX,
5.610%, 04/15/2049		1,311,069	1,352,149
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049		200,000	238,885
Morgan Stanley Reremic Trust,
Series 2009-GG10, Class A4A
5.983%, 08/12/2045 (P)(S)		1,000,000	1,173,045
Opteum Mortgage Acceptance Corp.,
Series 2005-5, Class 1A1D
0.588%, 12/25/2035 (P)		2,000,000	1,465,600
PHH Alternative Mortgage Trust,
Series 2007-1, Class 1A1
0.368%, 02/25/2037 (P)		12,872,499	9,521,414
RBSSP Resecuritization Trust,
Series 2011-3, Class 2A1
0.458%, 02/26/2037 (P)(S)		2,906,377	2,436,288
Structured Asset
Mortgage Investments, Inc.
Series 2007-AR2, Class 2A1,
0.338%, 03/25/2037 (P)		2,258,414	1,487,574
Series 2005-AR5, Class A3,
0.458%, 07/19/2035 (P)		1,643,064	1,597,510
Series 2005-AR8, Class A1A,
0.488%, 02/25/2036 (P)		440,918	289,286
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.863%, 10/28/2035 (P)(S)		525,185	476,636
TBW Mortgage-Backed Trust,
Series 2006-4, Class A3
0.408%, 09/25/2036 (P)		13,186,613	12,103,069
Titan Europe PLC, Series, 2007-3X,
Class A1 0.809%, 10/23/2016 (P)	GBP	3,754,602	5,669,550
Wachovia Bank Commercial
Mortgage Trust, Series 2007-WHL8,
Class A1 0.288%, 06/15/2020 (P)(S)		$5,869,162	5,749,619
WaMu Mortgage Pass Through
Certificates, Series 2005-AR19,
Class A1A1 0.478%, 12/25/2045 (P)		2,144,910	1,974,411
WaMu Mortgage Pass-
Through Certificates
Series 2001-7, Class A,
1.349%, 05/25/2041 (P)		80,053	78,794

240

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Mortgage Pass-Through
Certificates (continued)
Series 2002-AR17, Class 1A,
1.360%, 11/25/2042 (P)	$138,275	$129,467
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-AR2, Class 2A1,
2.627%, 03/25/2036 (P)	1,361,109	1,316,616
Series 2006-AR2, Class 2A5,
2.627%, 03/25/2036 (P)	4,243,457	3,983,957
Series 2004-CC, Class A1,
2.635%, 01/25/2035 (P)	1,150,858	1,148,957
Series 2005-14, Class 1A9,
5.500%, 12/25/2035	1,772,293	1,787,336

		122,554,848
U.S. Government Agency - 0.5%
Federal Home Loan Mortgage Corp.
Series 2007-3335, Class BF,
0.358%, 07/15/2019 (P)	799,937	800,219
Series 3335, Class FT,
0.358%, 08/15/2019 (P)	2,074,654	2,075,513
Series 3149, Class LF,
0.508%, 05/15/2036 (P)	967,834	969,215
Series 2637, Class F,
0.608%, 06/15/2018 (P)	93,502	93,904
Series T-63, Class 1A1,
1.353%, 02/25/2045 (P)	128,842	125,148
Federal National Mortgage Association
Series 2007-73, Class A1,
0.268%, 07/25/2037 (P)	1,103,404	1,058,221
Series 2005-120, Class NF,
0.308%, 01/25/2021 (P)	2,177,478	2,177,482
Series 2007-30, Class AF,
0.518%, 04/25/2037 (P)	1,189,968	1,194,174
Series 2003-W6, Class F,
0.558%, 09/25/2042 (P)	1,029,770	1,024,433
Series 2005-75, Class FL,
0.658%, 09/25/2035 (P)	2,362,075	2,379,259
Series 2006-5, Class 3A2,
2.701%, 05/25/2035 (P)	163,620	173,879

		12,071,447

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $133,315,022)		$134,626,295

ASSET BACKED SECURITIES - 1.0%
Access Group, Inc., Series 2008-1,
Class A 1.615%, 10/27/2025 (P)	6,931,979	7,034,330
Bear Stearns Asset
Backed Securities Trust
Series 2007-HE1, Class 21A1,
0.268%, 01/25/2037 (P)	404,889	392,961
Series 2007-HE5, Class 1A1,
0.298%, 06/25/2047 (P)	181,765	177,403
BNC Mortgage Loan Trust, Series 2007-2,
Class A2 0.308%, 05/25/2037 (P)	827,981	806,754
Carrington Mortgage Loan Trust,
Series 2005-NC5, Class A2
0.528%, 10/25/2035 (P)	407,652	405,458
GSAMP Trust, Series 2007-FM1,
Class A2A 0.278%, 12/25/2036 (P)	306,958	141,914
Hillmark Funding, Series 2006-1A,
Class A1 0.562%, 05/21/2021 (P)(S)	7,100,000	6,828,340

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
HSBC Asset Loan Obligation,
Series 2007-WF1, Class A1
0.268%, 12/25/2036 (P)		$463,164	$165,401
HSBC Home Equity Loan Trust,
Series 2005-1, Class A
0.498%, 01/20/2034 (P)		1,617,594	1,523,870
JPMorgan Mortgage Acquisition Corp.,
Series 2007-HE1, Class AV1
0.268%, 03/25/2047 (P)		579,874	538,388
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.768%, 10/25/2034 (P)		58,753	51,121
Mastr Asset Backed Securities Trust,
Series 2007-HE1, Class A1
0.288%, 05/25/2037 (P)		133,479	131,267
Penta CLO SA, Series 2007-1X, Class A1
0.564%, 06/04/2024 (P)	EUR	968,307	1,190,326
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-HE1, Class A2A
0.268%, 12/25/2036 (P)		$503,066	128,034
Small Business Administration
Participation Certificates,
Series 2007-2OL, Class 1
5.290%, 12/01/2027		1,284,275	1,468,879
Specialty Underwriting & Residential
Finance, Series 2007-BC1, Class A2A
0.268%, 01/25/2038 (P)		391,487	374,902
Wind River CLO, Ltd., Series 2004-1A,
Class A1 0.711%, 12/19/2016 (P)(S)		143,066	141,500
Wood Street CLO BV, Series I, Class A
0.602%, 11/22/2021 (P)	EUR	2,192,036	2,770,609

TOTAL ASSET BACKED SECURITIES (Cost $24,653,287)			$24,271,457

PREFERRED SECURITIES - 1.1%
Financials - 1.1%
Wells Fargo & Company,
Series L, 7.500%		22,170	27,402,120

TOTAL PREFERRED SECURITIES (Cost $19,353,225)			$27,402,120

ESCROW CERTIFICATES - 0.0%
Automobile Manufacturers - 0.0%
General Motors Company (I)		20,000	0

TOTAL ESCROW CERTIFICATES (Cost $0)			$0

SHORT-TERM INVESTMENTS - 4.3%
Certificate of Deposit - 0.5%
Intesa Sanpaolo SpA 2.375%,
12/21/2012 *		$12,700,000	$12,700,000
Commercial Paper - 0.9%
Ford Motor Credit Company LLC
0.963%, 03/05/2013 *		16,300,000	16,259,141
1.003%, 02/15/2013 *		3,300,000	3,293,033
Itau Unibanco Holding SA
1.500%, 10/31/2013*		2,100,000	2,071,207

			21,623,381
U.S. Government - 0.0%
U.S. Treasury Bill
0.138%, 05/23/2013 (D)*		490,000	489,676
Foreign Government - 2.3%
Japan Treasury Discount Bill
0.098%, 02/12/2013*	JPY	3,460,000,000	41,964,656

241

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS (continued)
Foreign Government (continued)
Mexico Treasury Bill
4.410%, 12/13/2012 *	MXN	456,800,000	$3,526,276
4.430%, 02/07/2013 *		719,000,000	5,513,198
Spain Letras Del Tesoro
2.688%, 09/20/2013*	EUR	6,600,000	8,436,855

			59,440,985
Repurchase Agreement - 0.6%
Repurchase Agreement with Citigroup
dated 11/30/2012 at 0.270% to be
repurchased at $11,000,248 on
12/03/2012, collateralized by
$11,200,000 Federal Home Loan
Mortgage Corp., 0.750% due
10/05/2016 (valued at $11,216,677,
including interest)		$11,000,000	11,000,000
Repurchase Agreement with Morgan
Stanley dated 11/30/2012 at 0.260% to
be repurchased at $500,011 on
12/03/2012, collateralized by $511,300
U.S. Treasury Notes, 1.000% due
11/30/2019 (valued at $510,501,
including interest)		500,000	500,000
Repurchase Agreement with State
Street Corp. dated 11/30/2012 at
0.010% to be repurchased at $2,934,002
on 12/03/2012, collateralized by
$2,680,000 U.S. Treasury Notes,
4.250% due 08/15/2015 (valued at
$2,995,356, including interest)		2,934,000	2,934,000

			14,434,000

TOTAL SHORT-TERM INVESTMENTS (Cost $109,754,211)			$108,688,042

Total Investments (Total Return Fund)
(Cost $3,271,476,655) - 132.3%			$3,360,302,016
Other assets and liabilities, net - (32.3%)			(820,907,109)

TOTAL NET ASSETS - 100.0%			$2,539,394,907

SALE COMMITMENTS OUTSTANDING - (0.7)%
Federal National Mortgage Association - (0.7)%
Federal National Mortgage Association
4.500%, 08/01/2040		(1,242,909)	(1,337,001)
6.000%, TBA (C)		$(3,000,000)	(3,288,772)
6.000%, TBA (C)		(12,000,000)	(13,160,713)

			(17,786,486)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(17,835,217))			$(17,786,486)

U.S. High Yield Bond Fund
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 82.5%
Consumer Discretionary - 26.3%
Allbritton Communications Company
8.000%, 05/15/2018		$2,325,000	$2,528,438
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		3,425,000	3,647,625
American Greetings Corp.
7.375%, 12/01/2021		575,000	598,719

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Ameristar Casinos, Inc.
7.500%, 04/15/2021	$4,525,000	$4,819,125
CCM Merger, Inc.
9.125%, 05/01/2019 (S)	6,065,000	6,065,000
CCO Holdings LLC
7.000%, 01/15/2019	2,500,000	2,706,250
7.375%, 06/01/2020	1,075,000	1,195,938
7.875%, 04/30/2018	1,525,000	1,647,000
Cinemark USA, Inc.
7.375%, 06/15/2021	1,975,000	2,162,625
8.625%, 06/15/2019	4,975,000	5,497,375
CityCenter Holdings LLC
7.625%, 01/15/2016	225,000	239,625
7.625%, 01/15/2016 (S)	1,050,000	1,115,625
CityCenter Holdings LLC, PIK
10.750%, 01/15/2017	2,996,044	3,228,237
Cooper Tire & Rubber Company
7.625%, 03/15/2027	3,225,000	3,305,625
CSC Holdings LLC
7.875%, 02/15/2018	2,900,000	3,335,000
8.500%, 04/15/2014	2,175,000	2,359,875
CVR Refining LLC
6.500%, 11/01/2022 (S)	2,050,000	2,019,250
DineEquity, Inc.
9.500%, 10/30/2018	5,588,000	6,321,425
DISH DBS Corp.
5.875%, 07/15/2022	950,000	1,017,688
6.625%, 10/01/2014	800,000	864,000
6.750%, 06/01/2021	400,000	452,000
7.750%, 05/31/2015	2,750,000	3,100,625
EchoStar DBS Corp.
7.125%, 02/01/2016	3,150,000	3,531,938
Ford Motor Credit Company LLC
7.000%, 10/01/2013	820,000	857,588
8.000%, 12/15/2016	5,350,000	6,449,709
General Motors Financial Company, Inc.
4.750%, 08/15/2017 (S)	310,000	322,576
6.750%, 06/01/2018	1,975,000	2,225,981
Gray Television, Inc.
7.500%, 10/01/2020 (S)	4,450,000	4,450,000
Greektown Superholdings, Inc.
13.000%, 07/01/2015	6,400,000	6,848,000
Interactive Data Corp.
10.250%, 08/01/2018	3,350,000	3,752,000
KAR Auction Services, Inc.
4.313%, 05/01/2014 (P)	850,000	851,071
Lamar Media Corp.
5.000%, 05/01/2023 (S)	775,000	776,938
5.875%, 02/01/2022	450,000	478,688
7.875%, 04/15/2018	970,000	1,070,638
9.750%, 04/01/2014	3,370,000	3,707,000
Limited Brands, Inc.
5.625%, 02/15/2022	2,125,000	2,295,000
6.625%, 04/01/2021	625,000	716,406
Lin Television Corp.
6.375%, 01/15/2021 (S)	350,000	357,875
8.375%, 04/15/2018	2,425,000	2,631,125
Local TV Finance LLC
9.250%, 06/15/2015 (S)	4,275,491	4,328,935
NAI Entertainment Holdings LLC
8.250%, 12/15/2017 (S)	5,685,000	6,281,925
National Cinemedia LLC
6.000%, 04/15/2022	2,520,000	2,664,900
National CineMedia LLC
7.875%, 07/15/2021	750,000	828,750

242

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Nexstar Broadcasting, Inc.
6.875%, 11/15/2020 (S)	$1,650,000	$1,658,250
8.875%, 04/15/2017	700,000	764,750
Nielsen Finance LLC
4.500%, 10/01/2020 (S)	1,380,000	1,376,550
7.750%, 10/15/2018	9,885,000	11,021,775
Penn National Gaming, Inc.
8.750%, 08/15/2019	1,175,000	1,340,969
Penske Automotive Group Inc
5.750%, 10/01/2022 (S)	170,000	172,975
RadioShack Corp.
6.750%, 05/15/2019	2,875,000	1,800,469
Regal Cinemas Corp.
8.625%, 07/15/2019	6,515,000	7,150,213
Rent-A-Center, Inc.
6.625%, 11/15/2020	1,390,000	1,508,150
Ruby Tuesday, Inc.
7.625%, 05/15/2020 (S)	2,700,000	2,551,500
Salem Communications Corp.
9.625%, 12/15/2016	4,182,000	4,631,565
Service Corp. International
4.500%, 11/15/2020	375,000	379,688
6.750%, 04/01/2015 to 04/01/2016	2,916,000	3,237,023
7.000%, 06/15/2017 to 05/15/2019	4,325,000	4,884,375
7.500%, 04/01/2027	1,273,000	1,355,745
7.625%, 10/01/2018	890,000	1,061,325
8.000%, 11/15/2021	2,340,000	2,889,900
Sotheby’s
5.250%, 10/01/2022 (S)	2,220,000	2,242,200
Speedway Motorsports, Inc.
6.750%, 02/01/2019	1,333,000	1,399,650
8.750%, 06/01/2016	720,000	770,400
The Gap, Inc.
5.950%, 04/12/2021	800,000	911,871
The Goodyear Tire & Rubber Company
7.000%, 05/15/2022 (L)	475,000	507,063
8.750%, 08/15/2020	1,377,000	1,556,010
Toys R Us Property Company II LLC
8.500%, 12/01/2017	2,100,000	2,241,750
Toys R Us Property Company LLC
10.750%, 07/15/2017	2,600,000	2,834,000
Videotron, Ltd.
5.000%, 07/15/2022	2,110,000	2,173,300
6.375%, 12/15/2015	1,195,000	1,211,431
9.125%, 04/15/2018	1,985,000	2,123,950
Wolverine World Wide, Inc.
6.125%, 10/15/2020 (S)	210,000	218,138

		179,629,098
Consumer Staples - 0.8%
B&G Foods, Inc.
7.625%, 01/15/2018	2,922,000	3,148,455
Susser Holdings LLC
8.500%, 05/15/2016	1,890,000	2,022,300

		5,170,755
Energy - 12.5%
Bristow Group, Inc.
6.250%, 10/15/2022	2,350,000	2,491,000
Denbury Resources, Inc.
6.375%, 08/15/2021	150,000	165,000
8.250%, 02/15/2020	4,039,000	4,564,070
Dresser-Rand Group, Inc.
6.500%, 05/01/2021	1,375,000	1,443,750

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
El Paso Corp.
6.500%, 09/15/2020	$440,000	$493,617
6.950%, 06/01/2028	1,325,000	1,343,329
7.000%, 06/15/2017	5,022,000	5,738,926
7.250%, 06/01/2018	2,600,000	3,004,693
7.800%, 08/01/2031	1,425,000	1,648,146
8.050%, 10/15/2030	700,000	813,255
8.250%, 02/15/2016	400,000	449,090
El Paso Pipeline Partners Operating
Company LLC
6.500%, 04/01/2020	175,000	212,855
Encore Acquisition Company
9.500%, 05/01/2016	1,525,000	1,635,563
Energy Future Intermediate Holding
Company LLC
6.875%, 08/15/2017 (S)	625,000	640,625
Energy Transfer Equity LP
7.500%, 10/15/2020	5,640,000	6,401,400
Gulfmark Offshore, Inc.
6.375%, 03/15/2022 (S)	3,815,000	3,891,300
Hornbeck Offshore Services, Inc.
5.875%, 04/01/2020	500,000	512,500
8.000%, 09/01/2017	1,550,000	1,666,250
Hornbeck Offshore Services, Inc. (1.625%
Steps down to 1.375% on 11/15/2013)
11/15/2026	3,800,000	3,915,140
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	375,000	405,000
7.768%, 12/15/2037 (S)	3,950,000	4,108,000
9.625%, 06/01/2019 (S)	3,690,000	4,243,500
Northern Tier Energy LLC
7.125%, 11/15/2020 (S)	580,000	582,900
Oil States International, Inc.
6.500%, 06/01/2019	3,100,000	3,293,750
Overseas Shipholding Group, Inc.
7.500%, 02/15/2024 (H)	3,005,000	1,156,925
PHI, Inc.
8.625%, 10/15/2018	5,075,000	5,404,875
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	2,525,000	2,518,688
5.625%, 04/15/2020 (S)	475,000	460,750
6.875%, 04/15/2040 (S)	6,650,000	6,018,250
7.500%, 07/15/2038 (S)	1,225,000	1,142,313
Sabine Pass LNG LP
6.500%, 11/01/2020 (S)	805,000	805,000
7.500%, 11/30/2016	11,320,000	12,225,600
7.500%, 11/30/2016 (S)	1,563,000	1,625,520
Teekay Corp.
8.500%, 01/15/2020	475,000	499,938

		85,521,518
Financials - 10.5%
Ally Financial, Inc.
3.125%, 01/15/2016	375,000	376,037
5.500%, 02/15/2017	1,965,000	2,092,332
6.750%, 12/01/2014	725,000	783,000
8.000%, 03/15/2020 to 11/01/2031	3,750,000	4,746,500
8.300%, 02/12/2015	1,000,000	1,117,500
Aviation Capital Group Corp.
6.750%, 04/06/2021 (S)	85,000	88,222
7.125%, 10/15/2020 (S)	100,000	105,359
Aviv Healthcare Properties LP
7.750%, 02/15/2019	2,400,000	2,520,000
CIT Group, Inc.
4.250%, 08/15/2017	800,000	817,450

243

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
CIT Group, Inc. (continued)
4.750%, 02/15/2015 (S)	$3,350,000	$3,475,625
5.000%, 05/15/2017	400,000	419,000
5.250%, 04/01/2014 (S)	3,650,000	3,777,750
5.250%, 03/15/2018	600,000	636,750
5.375%, 05/15/2020	100,000	106,750
5.500%, 02/15/2019 (S)	1,425,000	1,517,625
DuPont Fabros Technology LP
8.500%, 12/15/2017	6,150,000	6,749,625
Emigrant Bancorp, Inc.
6.250%, 06/15/2014 (S)	2,000,000	1,864,532
Hub International, Ltd.
8.125%, 10/15/2018 (S)	3,485,000	3,615,688
Inergy Midstream LP
6.000%, 12/15/2020 (S)	975,000	992,063
International Lease Finance Corp.
6.500%, 09/01/2014 (S)	1,125,000	1,198,125
6.750%, 09/01/2016 (S)	1,250,000	1,393,750
7.125%, 09/01/2018 (S)	3,175,000	3,675,040
MPT Operating Partnership LP
6.375%, 02/15/2022	550,000	574,750
6.875%, 05/01/2021	2,325,000	2,522,625
Neuberger Berman Group LLC
5.625%, 03/15/2020 (S)	650,000	677,625
5.875%, 03/15/2022 (S)	825,000	860,063
Nuveen Investments, Inc., Class A
5.500%, 09/15/2015	8,929,000	8,482,550
Omega Healthcare Investors, Inc.
6.750%, 10/15/2022	2,950,000	3,248,688
Omega Healthcare Investors. Inc.
5.875%, 03/15/2024	225,000	241,313
Sabra Health Care LP
8.125%, 11/01/2018	2,665,000	2,834,228
Springleaf Finance Corp.
5.400%, 12/01/2015	500,000	467,500
5.750%, 09/15/2016	1,650,000	1,476,750
6.500%, 09/15/2017	1,200,000	1,047,000
6.900%, 12/15/2017	3,800,000	3,372,500
USI Holdings Corp.
4.185%, 11/15/2014 (P)(S)	750,000	748,125
9.750%, 05/15/2015 (S)	3,000,000	3,090,000

		71,712,440
Health Care - 4.9%
Centene Corp.
5.750%, 06/01/2017	1,325,000	1,407,813
Community Health Systems, Inc.
5.125%, 08/15/2018	940,000	989,350
7.125%, 07/15/2020	1,050,000	1,110,375
DaVita, Inc.
5.750%, 08/15/2022	925,000	966,625
6.625%, 11/01/2020	1,675,000	1,802,719
Emergency Medical Services Corp.
8.125%, 06/01/2019	550,000	587,125
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	475,000	507,063
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)	1,350,000	1,439,438
6.875%, 07/15/2017	700,000	792,750
HCA, Inc.
4.750%, 05/01/2023	375,000	378,750
5.875%, 03/15/2022	125,000	135,938
6.500%, 02/15/2020	3,175,000	3,563,938
7.500%, 11/15/2095	1,000,000	870,000
8.500%, 04/15/2019	3,425,000	3,844,563

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Health Management Associates, Inc.
6.125%, 04/15/2016	$3,275,000	$3,557,469
Healthsouth Corp.
5.750%, 11/01/2024	950,000	950,000
7.250%, 10/01/2018	540,000	584,550
7.750%, 09/15/2022	450,000	493,313
Hologic, Inc.
6.250%, 08/01/2020 (S)	1,445,000	1,535,313
Mylan, Inc.
6.000%, 11/15/2018 (S)	1,410,000	1,554,525
7.625%, 07/15/2017 (S)	1,460,000	1,640,675
7.875%, 07/15/2020 (S)	825,000	974,531
PSS World Medical, Inc.
6.375%, 03/01/2022	502,000	589,850
Tenet Healthcare Corp.
4.750%, 06/01/2020 (S)	1,400,000	1,410,500
10.000%, 05/01/2018	1,500,000	1,710,000

		33,397,173
Industrials - 4.0%
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)	2,650,000	2,822,250
Clean Harbors, Inc.
5.125%, 06/01/2021 (S)	180,000	184,050
Columbus McKinnon Corp.
7.875%, 02/01/2019	1,075,000	1,150,250
Corrections Corp. of America
7.750%, 06/01/2017	1,900,000	2,024,688
Covanta Holding Corp.
6.375%, 10/01/2022	837,000	907,305
7.250%, 12/01/2020	180,000	198,253
Crown Americas LLC
6.250%, 02/01/2021	1,252,000	1,370,940
7.625%, 05/15/2017	700,000	742,875
H&E Equipment Services, Inc.
7.000%, 09/01/2022 (S)	2,508,000	2,645,940
Interface, Inc.
7.625%, 12/01/2018	225,000	242,156
Iron Mountain, Inc.
5.750%, 08/15/2024	350,000	349,125
8.000%, 06/15/2020	3,150,000	3,327,188
8.375%, 08/15/2021	25,000	27,625
The Geo Group, Inc.
6.625%, 02/15/2021	1,200,000	1,332,000
7.750%, 10/15/2017	1,835,000	1,981,800
Titan International, Inc.
7.875%, 10/01/2017	450,000	473,625
TransDigm, Inc.
5.500%, 10/15/2020 (S)	370,000	378,325
7.750%, 12/15/2018	1,610,000	1,779,050
UR Merger Sub Corp.
5.750%, 07/15/2018 (S)	4,900,000	5,279,750

		27,217,195
Information Technology - 6.2%
Audatex North America, Inc.
6.750%, 06/15/2018 (S)	925,000	992,063
CDW LLC
12.535%, 10/12/2017	1,150,000	1,230,500
CyrusOne LP
6.375%, 11/15/2022 (S)	350,000	362,250
Equinix, Inc.
7.000%, 07/15/2021	75,000	82,500
8.125%, 03/01/2018	1,900,000	2,090,000

244

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Fidelity National Information Services, Inc.
5.000%, 03/15/2022	$350,000	$365,750
7.625%, 07/15/2017	1,700,000	1,853,000
7.875%, 07/15/2020	2,825,000	3,178,125
First Data Corp.
6.750%, 11/01/2020 (S)	1,450,000	1,460,875
7.375%, 06/15/2019 (S)	300,000	308,250
11.250%, 03/31/2016	5,270,000	5,204,125
NCR Corp.
5.000%, 07/15/2022 (S)	3,730,000	3,776,625
Nuance Communications, Inc.
5.375%, 08/15/2020 (S)	1,255,000	1,292,650
Seagate HDD Cayman
6.875%, 05/01/2020	425,000	443,594
7.000%, 11/01/2021	500,000	522,500
7.750%, 12/15/2018	2,675,000	2,909,063
Seagate Technology HDD Holdings
6.800%, 10/01/2016	875,000	970,156
SunGard Data Systems, Inc.
4.875%, 01/15/2014	1,600,000	1,644,000
6.625%, 11/01/2019 (S)	1,675,000	1,708,500
7.375%, 11/15/2018	1,950,000	2,079,188
7.625%, 11/15/2020	325,000	355,875
10.250%, 08/15/2015	9,626,000	9,790,412

		42,620,001
Materials - 2.2%
Ball Corp.
5.000%, 03/15/2022	425,000	450,500
6.750%, 09/15/2020	155,000	169,725
7.375%, 09/01/2019	365,000	406,063
Celanese US Holdings LLC
4.625%, 11/15/2022	1,075,000	1,109,938
6.625%, 10/15/2018	1,625,000	1,783,438
Crown Cork & Seal Company, Inc.
7.500%, 12/15/2096	1,250,000	1,165,625
Koppers, Inc.
7.875%, 12/01/2019	100,000	109,875
Novelis, Inc.
8.375%, 12/15/2017	700,000	770,000
8.750%, 12/15/2020	3,150,000	3,528,000
Owens-Illinois, Inc.
7.800%, 05/15/2018	1,550,000	1,782,500
Silgan Holdings, Inc.
5.000%, 04/01/2020	2,400,000	2,460,000
Tronox Finance LLC
6.375%, 08/15/2020 (S)	1,545,000	1,521,825

		15,257,489
Telecommunication Services - 10.9%
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	5,175,000	5,498,438
Cricket Communications, Inc.
7.750%, 05/15/2016	6,450,000	6,820,875
Crown Castle International Corp.
5.250%, 01/15/2023 (S)	2,419,000	2,527,855
7.125%, 11/01/2019	1,725,000	1,901,813
9.000%, 01/15/2015	625,000	663,281
GCI, Inc.
6.750%, 06/01/2021	650,000	646,750
8.625%, 11/15/2019	5,650,000	6,045,500
Intelsat Jackson Holdings SA
7.250%, 04/01/2019 to 10/15/2020	4,775,000	5,097,313
7.250%, 10/15/2020 (S)	1,075,000	1,144,875
7.500%, 04/01/2021	1,050,000	1,123,500

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Intelsat Luxembourg SA, PIK
11.500%, 02/04/2017	$750,000	$795,938
MetroPCS Wireless, Inc.
6.625%, 11/15/2020	2,125,000	2,247,188
7.875%, 09/01/2018	1,700,000	1,836,000
SBA Communications Corp.
5.625%, 10/01/2019 (S)	190,000	196,175
SBA Telecommunications, Inc.
5.750%, 07/15/2020 (S)	2,401,000	2,509,045
8.250%, 08/15/2019	133,000	149,293
Sprint Capital Corp.
6.875%, 11/15/2028	6,580,000	6,777,400
8.750%, 03/15/2032	11,705,000	13,899,688
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)	450,000	554,625
Syniverse Holdings, Inc.
9.125%, 01/15/2019	5,944,000	6,345,220
Telesat Canada
6.000%, 05/15/2017 (S)	1,100,000	1,149,500
TW Telecom Holdings, Inc.
5.375%, 10/01/2022 (S)	3,500,000	3,622,500
8.000%, 03/01/2018	2,925,000	3,217,500

		74,770,272
Utilities - 4.2%
AmeriGas Finance LLC
6.750%, 05/20/2020	2,425,000	2,643,250
7.000%, 05/20/2022	650,000	708,500
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	600,000	640,500
Calpine Corp.
7.250%, 10/15/2017 (S)	6,211,000	6,645,770
DPL, Inc.
6.500%, 10/15/2016	1,175,000	1,236,688
Ferrellgas LP
9.125%, 10/01/2017	4,100,000	4,407,500
Ipalco Enterprises, Inc.
5.000%, 05/01/2018	100,000	103,000
7.250%, 04/01/2016 (S)	4,420,000	4,895,150
NSG Holdings, Inc.
7.750%, 12/15/2025 (S)	2,195,000	2,249,875
Suburban Propane Partners LP
7.375%, 03/15/2020	2,700,000	2,889,000
7.375%, 08/01/2021 (S)	649,000	694,430
7.500%, 10/01/2018 (S)	1,182,000	1,264,740

		28,378,403

TOTAL CORPORATE BONDS (Cost $530,395,936)		$563,674,344

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
Emigrant Capital Trust I
3.025%, 12/10/2033 (P)(S)	2,450,000	1,185,237

TOTAL CAPITAL PREFERRED SECURITIES (Cost $981,985) $		1,185,237

CONVERTIBLE BONDS - 0.3%
Materials - 0.3%
Owens-Brockway Glass Container, Inc.
3.000%, 06/01/2015 (S)	2,255,000	2,226,813

TOTAL CONVERTIBLE BONDS (Cost $2,214,861)		$2,226,813

245

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) - 11.9%
Consumer Discretionary - 5.6%
Advantage Sales & Marketing LLC
9.250%, 06/18/2018	$600,000	$601,875
Allison Transmission, Inc.
2.710%, 08/07/2014	713,177	713,474
4.250%, 08/23/2019	1,097,250	1,102,394
CCM Merger, Inc.
6.000%, 03/01/2017	3,327,549	3,329,628
CCO Holdings LLC
2.709%, 09/05/2014	4,900,000	4,885,452
Coinmach Service Corp.
3.210%, 11/20/2014	3,892,994	3,776,204
Federal-Mogul Corp.
2.148%, 12/29/2014	2,465,978	2,289,507
2.148%, 12/28/2015	2,521,393	2,340,957
Focus Brands, Inc.
10.250%, 08/21/2018	1,400,000	1,421,000
HHI Holdings LLC
6.000%, 10/03/2018	2,118,352	2,118,352
KAR Auction Services, Inc.
5.000%, 05/19/2017	1,780,165	1,788,324
Local TV Finance LLC
4.210%, 05/07/2015	5,852,997	5,867,629
Nexstar Broadcasting, Inc., TBD
11/19/2019 (T)	1,168,595	1,172,977
11/19/2019 (T)	921,626	925,082
Regal Cinemas Corp.
3.240%, 08/23/2017	196,500	196,886
The Goodyear Tire & Rubber Company
4.750%, 04/30/2019	2,250,000	2,263,595
United Surgical Partners International, Inc.
6.000%, 04/03/2019	1,542,250	1,547,390
Web Service Company LLC
7.000%, 08/28/2014	1,676,388	1,672,197

		38,012,923
Consumer Staples - 0.3%
Dunkin’ Brands, Inc.
4.000%, 11/23/2017	1,959,301	1,966,104
Energy - 0.6%
Energy Transfer Equity LP
3.750%, 03/24/2017	775,000	777,045
Tallgrass Operations LLC, TBD
10/25/2018 (T)	3,396,499	3,403,564

		4,180,609
Financials - 1.4%
Capital Automotive LP
5.250%, 03/10/2017	3,572,804	3,595,134
Springleaf Finance Funding Company
5.500%, 05/10/2017	3,400,000	3,352,543
Swett & Crawford
2.459%, 04/03/2014	381,818	364,000
5.709%, 10/03/2014	2,650,000	2,053,750

		9,365,427
Information Technology - 0.4%
First Data Corp.
2.958%, 09/24/2014	283,019	282,454
5.208%, 09/27/2018	2,675,052	2,614,029

		2,896,483
Materials - 0.2%
Chemtura Corp.
5.500%, 08/27/2016	1,138,350	1,149,022

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Telecommunication Services - 1.0%
Crown Castle Operating Company
4.000%, 01/31/2019	$198,500	$199,368
Fairpoint Communications, Inc.
6.500%, 01/22/2016	1,775,161	1,696,112
Level 3 Financing, Inc.
4.750%, 02/01/2016	4,600,000	4,644,565
Mission Broadcasting, Inc.
5.000%, 09/30/2016	457,470	456,326

		6,996,371
Utilities - 2.4%
Texas Competitive Electric Holdings
Company LLC
3.743%, 10/10/2014	24,304,267	16,633,233

TOTAL TERM LOANS (Cost $83,851,476)		$81,200,172

COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Tropicana Entertainment LLC (I)	7,500	$33,750

TOTAL COMMON STOCKS (Cost $750,000)		$33,750

PREFERRED SECURITIES - 0.1%
Consumer Discretionary - 0.0%
Tropicana Las Vegas Hotel &
Casino, Inc., Class A (I)	1,270	$22,860
Tropicana Las Vegas Resort & Casino LLC (I)	840	15,120

		37,980
Financials - 0.1%
GMAC Capital Trust I (8.125% to 02/15/2016,
then 3 month LIBOR + 5.785%)	36,000	937,800

TOTAL PREFERRED SECURITIES (Cost $1,111,000)		$975,780

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral
Investment Trust, 0.2768% (W)(Y)	32,597	$326,197

TOTAL SECURITIES LENDING
COLLATERAL (Cost $326,248)		$326,197

SHORT-TERM INVESTMENTS - 4.1%
Money Market Funds - 4.1%
State Street Institutional Liquid Reserves
Fund, 0.1849% (Y)	27,705,973	27,705,973

TOTAL SHORT-TERM INVESTMENTS (Cost $27,705,973)		$27,705,973

Total Investments (U.S. High Yield Bond Fund)
(Cost $647,337,479) - 99.1%		$677,328,266
Other assets and liabilities, net - 0.9%		6,231,344

TOTAL NET ASSETS - 100.0%		$683,559,610

Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.0%
Consumer Discretionary - 13.3%
Automobiles - 1.0%
Harley-Davidson, Inc.	33,128	$1,555,691

246

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc.	27,836	$1,471,968
Household Durables - 7.1%
Mohawk Industries, Inc. (I)	50,645	4,354,964
Newell Rubbermaid, Inc.	275,917	6,017,750

		10,372,714
Specialty Retail - 4.2%
Advance Auto Parts, Inc.	43,925	3,213,114
Staples, Inc.	252,552	2,954,858

		6,167,972

		19,568,345
Consumer Staples - 6.3%
Food & Staples Retailing - 2.2%
Safeway, Inc.	76,172	1,303,303
Sysco Corp.	59,906	1,896,025

		3,199,328
Food Products - 3.2%
ConAgra Foods, Inc.	158,749	4,740,245
Personal Products - 0.9%
Avon Products, Inc.	93,859	1,309,333

		9,248,906
Energy - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Murphy Oil Corp.	28,314	1,606,536
Newfield Exploration Company (I)	75,783	1,844,558
Pioneer Natural Resources Company	22,826	2,442,382
The Williams Companies, Inc.	102,539	3,367,381

		9,260,857

		9,260,857
Financials - 19.1%
Capital Markets - 2.8%
Northern Trust Corp.	72,376	3,475,496
The Charles Schwab Corp.	52,685	690,174

		4,165,670
Commercial Banks - 6.7%
BB&T Corp.	112,544	3,170,364
Comerica, Inc.	101,372	2,999,597
Wintrust Financial Corp.	97,500	3,587,025

		9,756,986
Insurance - 7.8%
ACE, Ltd.	52,835	4,186,117
Marsh & McLennan Companies, Inc.	120,485	4,243,482
Willis Group Holdings PLC	85,352	2,994,148

		11,423,747
Real Estate Investment Trusts - 1.8%
Weingarten Realty Investors	99,500	2,704,410

		28,050,813
Health Care - 7.2%
Health Care Providers & Services - 6.0%
Brookdale Senior Living, Inc. (I)	145,989	3,731,479
HealthSouth Corp. (I)	174,890	3,845,831
Universal Health Services, Inc., Class B	27,136	1,223,020

		8,800,330
Life Sciences Tools & Services - 1.2%
PerkinElmer, Inc.	54,727	1,732,110

		10,532,440

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 9.7%
Construction & Engineering - 1.0%
Foster Wheeler AG (I)	67,857	$1,524,068
Electrical Equipment - 2.4%
The Babcock & Wilcox Company	136,769	3,445,210
Machinery - 5.2%
Ingersoll-Rand PLC	51,363	2,505,487
Snap-on, Inc.	64,596	5,131,506

		7,636,993
Road & Rail - 1.1%
Swift Transportation Company (I)	183,841	1,555,295

		14,161,566
Information Technology - 12.7%
Communications Equipment - 1.6%
Juniper Networks, Inc. (I)	126,587	2,276,034
Computers & Peripherals - 1.8%
Diebold, Inc.	87,406	2,614,313
Electronic Equipment, Instruments & Components - 1.9%
Flextronics International, Ltd. (I)	489,521	2,834,327
IT Services - 3.0%
Fidelity National Information Services, Inc.	123,268	4,449,975
Office Electronics - 2.8%
Zebra Technologies Corp., Class A (I)	105,791	4,120,559
Software - 1.6%
BMC Software, Inc. (I)	55,330	2,266,317

		18,561,525
Materials - 7.4%
Chemicals - 2.2%
W.R. Grace & Company (I)	48,636	3,184,199
Containers & Packaging - 5.2%
Sealed Air Corp.	268,132	4,509,980
Sonoco Products Company	102,860	3,093,000

		7,602,980

		10,787,179
Telecommunication Services - 2.9%
Diversified Telecommunication Services - 2.9%
tw telecom, Inc. (I)	163,567	4,202,036
Utilities - 6.1%
Electric Utilities - 3.5%
Edison International	113,261	5,151,110
Multi-Utilities - 2.6%
CenterPoint Energy, Inc.	133,258	2,629,180
Wisconsin Energy Corp.	32,155	1,206,777

		3,835,957

		8,987,067

TOTAL COMMON STOCKS (Cost $99,380,431)		$133,360,734

PREFERRED SECURITIES - 2.1%
Financials - 1.0%
Health Care REIT, Inc., 6.500%	25,710	1,444,902
Health Care - 1.1%
HealthSouth Corp., 6.500%	1,614	1,688,648

TOTAL PREFERRED SECURITIES (Cost $2,761,882)		$3,133,550

247

John Hancock Funds II

Portfolio of Investments — November 30, 2012 (Unaudited) (showing percentage of total net assets)

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 1.4%
Health Care - 1.4%
Brookdale Senior Living, Inc.,
2.750%, 6/15/2018	$1,814,000	$2,106,508

TOTAL CONVERTIBLE BONDS (Cost $1,672,256)		$2,106,508

SHORT-TERM INVESTMENTS - 5.5%
Money Market Funds - 5.5%
State Street Institutional Liquid Reserves
Fund, 0.1849% (Y)	7,991,756	7,991,756

TOTAL SHORT-TERM INVESTMENTS (Cost $7,991,756)		$7,991,756

Total Investments (Value Fund) (Cost $111,806,325) - 100.0%		$146,592,548
Other assets and liabilities, net - 0.0%		(64,793)

TOTAL NET ASSETS - 100.0%		$146,527,755

Footnotes

Percentages are based upon net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
DKK	- Danish Krone
CHF	- Swiss Franc
EUR	- Euro
GBP	- British Pound
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli New Shekels
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NZD	- New Zealand Dollar
PEN	- Peruvian Nuevo Sol
PHP	- Philippine Peso
PLN	- Polish Zloty
RUB	- Russian Ruble
SGD	- Singapore Dollar
SEK	- Swedish Krona
THB	- Thai Baht
TRY	- Turkish Lira
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
CDOR	- Canadian Dealer Offered Rate
EURIBOR	- Euro Interbank Offered Rate
GDR	- Global Depositary Receipts
IO	- Interest-Only Security (Interest Tranche of Stripped Mortgage
Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	- London Interbank Offered Rate
PIK	- Paid In Kind
PO	- Principal-Only Security (Principal Tranche of Stripped Security).
Rate shown is the annualized yield on date of purchase.
TBA	- To Be Announced
USGG	- U.S. Generic Government Yield Index
(A)	The subadviser is an affiliate of the adviser.

(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(F)	All or a portion of this security is held at a broker to meet the margin requirements for futures contracts.
(G)	The Portfolio’s sub-adviser is shown parenthetically.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	All or a portion of the security is on loan as of November 30, 2012.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. Securities reset coupon rates periodically.
The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as
maturity date is next call date.
(R)	Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(S)	The securities are exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt
from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(V)	The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to the Notes to Portfolio of Investments.
(W)	Investment is an affiliate of the Portfolio, the adviser and/or subadviser. This investment represents securities lending
collateral received.
(Y)	The rate shown is the annualized seven-day yield as of
November 30, 2012.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.
(1)	Manulife Asset Management (US) LLC is doing business as John
Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

248

Notes to Portfolios of Investments (Unaudited)

Three Month Period Ended November 30, 2012

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the Funds use the following valuation techniques: Equity securities, including exchange-traded funds, held by the Funds are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Funds’ Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Funds may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2012, all investments for All Cap Core Fund, Core Diversified Growth & Income, Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio and Small Company Growth Fund are categorized as Level 1 under the hierarchy described above.

All investments for All Cap Value Fund, Mid Cap Growth Index Fund, Mid Cap Value Index Fund, Real Estate Securities Fund, Redwood Fund, Small Cap Growth Fund and Small Cap Value Fund are categorized as Level 1 under the hierarchy described above, except for repurchase agreements and/or short term discount notes which are categorized as Level 2.

All investments for Small Company Value Fund are categorized as Level 1 under the hierarchy described above except for preferred securities which are categorized as Level 2.

All investments for Emerging Markets Debt Fund are categorized as Level 2 under the hierarchy described above.

All investments for Short Term Government Income Fund are categorized as Level 2 under the hierarchy described above, except for futures, which are categorized as Level 1.

The following is a summary of the values by input classification of the Funds’ investments as of November 30, 2012, by major security category or type:

	Total Market Value at 11-30-12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Active Bond Fund
U.S. Government & Agency Obligations	$523,010,051	-	$523,010,051	-
Foreign Government Obligations	1,382,721	-	1,382,721	-
Corporate Bonds	698,642,413	-	697,241,001	$1,401,412
Capital Preferred Securities	16,949,895	-	16,949,895	-
Convertible Bonds	1,030,190	-	1,030,190	-
Term Loans	4,549,670	-	4,549,670	-
Municipal Bonds	3,592,094	-	3,592,094	-
Collateralized Mortgage Obligations	340,234,857	-	338,936,488	1,298,369
Asset Backed Securities	54,394,931	-	54,394,931	-
Common Stocks	8,853	-	20	8,833
Preferred Securities	10,901,503	$9,704,971	954,969	241,563
Escrow Certificates	253,400	-	253,400	-
Securities Lending Collateral	3,286,686	3,286,686	-	-
Short-Term Investments	143,402,501	128,291,501	15,111,000	-
Total Investments in Securities	$1,801,639,765	$141,283,158	$1,657,406,430	$2,950,177
Other Financial Instruments:
Futures	$17,280	$17,280	-	-

Alpha Opportunities Fund
Common Stocks
Consumer Discretionary	$224,951,556	$214,747,309	$10,204,247	-
Consumer Staples	51,719,748	44,916,619	6,803,129	-
Energy	129,364,231	114,738,523	14,625,708	-
Financials	164,322,799	147,700,964	16,621,835	-
Health Care	179,761,065	160,327,808	19,433,257	-
Industrials	148,279,917	135,453,202	12,826,715	-
Information Technology	180,834,063	176,722,938	4,111,125	-
Materials	72,505,132	66,634,245	5,870,887	-
Telecommunication Services	6,074,812	6,074,812	-	-
Utilities	9,424,248	9,424,248	-	-
Preferred Securities				-
Industrials	32,395	-	32,395	-
Securities Lending Collateral	139,230,634	139,230,634	-	-
Short-Term Investments	27,400,000	-	27,400,000	-
Total Investments in Securities	$1,333,900,600	$1,215,971,302	$117,929,298	-

Blue Chip Growth Fund
Common Stocks
Consumer Discretionary	$502,854,763	$502,854,763	-	-
Consumer Staples	30,993,284	30,993,284	-	-
Energy	105,187,586	105,187,586	-	-
Financials	139,526,978	139,526,978	-	-
Health Care	245,599,349	245,599,349	-	-
Industrials	276,517,282	276,517,282	-	-
Information Technology	706,596,525	684,666,210	$21,930,315	-
Materials	99,619,081	99,619,081	-	-
Telecommunication Services	48,769,090	48,769,090	-	-
Securities Lending Collateral	72,614,126	72,614,126	-	-
Short-Term Investments	5,817,282	5,817,282	-	-
Total Investments in Securities	$2,234,095,346	$2,212,165,031	$21,930,315	-

Capital Appreciation Fund
Common Stocks
Consumer Discretionary	$410,222,695	$354,706,589	$55,516,106	-
Consumer Staples	133,714,745	133,714,745	-	-
Energy	62,839,144	62,839,144	-	-
Financials	42,117,817	42,117,817	-	-
Health Care	281,155,010	281,155,010	-	-
Industrials	134,817,477	134,817,477	-	-
Information Technology	668,377,274	659,271,118	9,106,156	-
Materials	32,088,648	32,088,648	-	-
Telecommunication Services	53,065,712	53,065,712	-	-
Securities Lending Collateral	141,885,296	141,885,296	-	-
Short-Term Investments	14,108,537	14,108,537	-	-
Total Investments in Securities	$1,974,392,355	$1,909,770,093	$64,622,262	-

Capital Appreciation Value Fund
Common Stocks
Consumer Discretionary	$187,055,360	$187,055,360	-	-
Consumer Staples	137,203,188	137,203,188	-	-
Energy	74,113,808	74,113,808	-	-
Financials	146,275,110	146,275,110	-	-
Health Care	200,937,265	200,937,265	-	-
Industrials	143,884,618	143,884,618	-	-
Information Technology	184,331,696	184,331,696	-	-
Materials	21,547,233	21,547,233	-	-
Telecommunication Services	2,614,358	2,614,358	-	-
Utilities	16,892,400	16,892,400	-	-
Preferred Securities			-	-
Consumer Discretionary	5,366,322	5,366,322	-	-
Financials	10,706,525	10,706,525	-	-
Utilities	8,270,930	8,270,930	-	-
Corporate Bonds				-
Consumer Discretionary	49,555,137	-	$49,555,137	-
Consumer Staples	14,334,700	-	14,334,700	-
Energy	42,605,167	-	42,605,167	-
Financials	23,048,682	-	23,048,682	-
Health Care	3,232,057	-	3,232,057	-
Industrials	19,324,174	-	19,324,174	-
Materials	1,606,841	-	1,606,841	-
Telecommunication Services	33,276,354	-	33,276,354	-
Utilities	15,311,778	-	15,311,778	-
Convertible Bonds
Energy	2,420,756	-	2,420,756	-
Industrials	6,253,423	-	6,253,423	-
Information Technology	12,379,448	-	12,379,448	-
Telecommunication Services	352,249	-	352,249	-
Term Loans
Consumer Discretionary	47,983,896	-	47,983,896	-
Consumer Staples	55,258,082	-	55,258,082	-
Energy	482,050	-	482,050	-
Financials	6,455,936	-	6,455,936	-
Health Care	7,131,180	-	7,131,180	-
Industrials	11,108,330	-	11,108,330	-
Information Technology	11,305,665	-	11,305,665	-
Telecommunication Services	39,383,357	-	39,383,357	-
Collateralized Mortgage Obligations	105,489,447	-	105,489,447	-
Asset Backed Securities	13,586,185	-	13,586,185	-
Securities Lending Collateral	62,592,147	62,592,147	-	-
Short-Term Investments	267,386,755	267,386,755	-	-
Total Investments in Securities	$1,991,062,609	$1,469,177,715	$521,884,894	-
Other Financial Instruments:
Written Options	($4,577,654)	($4,577,654)	-	-

Core Bond Fund
U.S. Government & Agency Obligations	$365,776,596	-	$365,776,596	-
Foreign Government Obligations	7,909,581	-	7,909,581	-
Corporate Bonds	172,548,997	-	172,548,997	-
Municipal Bonds	7,818,062	-	7,818,062	-
Collateralized Mortgage Obligations	60,653,853	-	59,511,981	$1,141,872
Asset Backed Securities	91,970,443	-	91,970,443	-
Short-Term Investments	48,927,613	$48,927,613	-	-
Total Investments in Securities	$755,605,145	$48,927,613	$705,535,660	$1,141,872

Equity-Income Fund
Common Stocks
Consumer Discretionary	$181,303,426	$176,727,690	$4,575,736	-
Consumer Staples	90,937,366	90,937,366	-	-
Energy	211,155,431	211,155,431	-	-
Financials	303,131,925	303,131,925	-	-
Health Care	115,489,935	115,489,935	-	-
Industrials	225,251,964	210,607,646	-	$14,644,318
Information Technology	118,276,850	118,276,850	-	-
Materials	69,557,258	69,557,258	-	-
Telecommunication Services	60,870,938	51,698,861	9,172,077	-
Utilities	88,803,537	88,803,537	-	-
Preferred Securities
Consumer Discretionary	9,457,840	9,457,840	-	-
Securities Lending Collateral	201,615,693	201,615,693	-	-
Short-Term Investments	61,429,786	61,429,786	-	-
Total Investments in Securities	$1,737,281,949	$1,708,889,818	$13,747,813	$14,644,318

Fundamental Global Franchise Fund
Common Stocks
Belgium	$15,155,457	-	$15,155,457	-
China	10,432,742	-	10,432,742	-
France	19,643,631	-	19,643,631	-
Germany	25,053,557	-	25,053,557	-
Ireland	14,694,546	-	14,694,546	-
Switzerland	24,492,121	-	24,492,121	-
United Kingdom	83,404,744	-	83,404,744	-
United States	191,414,005	$191,414,005	-	-
Short-Term Investments	2,768,000	-	2,768,000	-
Total Investments in Securities	$387,058,803	$191,414,005	$195,644,798	-

Fundamental Value Fund
Common Stocks
Consumer Discretionary	$92,031,278	$87,672,919	$4,358,359	-
Consumer Staples	181,223,765	170,333,976	10,889,789	-
Energy	95,249,029	95,249,029	-	-
Financials	370,565,760	335,578,958	34,986,802	-
Health Care	32,227,661	32,227,661	-	-
Industrials	53,833,865	24,504,960	29,328,905	-
Information Technology	96,217,543	96,217,543	-	-
Materials	71,104,827	58,409,628	12,695,199	-
Telecommunication Services	2,075,354	2,075,354	-	-
Convertible Bonds
Materials	337,264	-	337,264	-
Securities Lending Collateral	24,771,468	24,771,468	-	-
Short-Term Investments	50,731,553	-	50,731,553	-
Total Investments in Securities	$1,070,369,367	$927,041,496	$143,327,871	-

Global Bond Fund
Foreign Government Obligations	$262,974,083	-	$262,974,083	-
Corporate Bonds	247,441,193	-	247,441,193	-
U.S. Government & Agency Obligations	146,896,441	-	146,896,441	-
Municipal Bonds	11,269,456	-	11,269,456	-
Term Loans	3,155,334	-	3,155,334	-
Collateralized Mortgage Obligations	123,762,747	-	123,222,697	$540,050
Asset Backed Securities	17,835,116	-	16,840,290	994,826
Preferred Securities	148,800	$148,800	-	-
Options Purchased	549,948	-	549,948	-
Escrow Shares	1,829,250	-	1,829,250	-
Commercial Paper	2,095,319	-	2,095,319	-
Short-Term Investments	6,033,526	-	6,033,526	-
Total Investments in Securities	$823,991,213	$148,800	$822,307,537	$1,534,876
Other Financial Instruments:
Futures	$1,185,466	$1,185,466	-	-
Forward Foreign Currency Contracts	($7,424,515)	-	($7,424,515)	-
Written Options	($3,812,877)	-	($3,804,666)	($8,211)
Interest Rate Swaps	$2,257,461	-	$2,257,461	-
Credit Default Swaps	($5,389)	-	($5,389)	-
Currency swaps	$1,087,385	-	$1,087,385	-

Global Real Estate Fund
Common Stocks
Australia	$43,260,446	-	$43,260,446	-
Austria	2,005,225	-	2,005,225	-
Canada	18,136,757	$18,136,757	-	-
China	4,030,233	-	4,030,233	-
Finland	854,218	-	854,218	-
France	21,108,683	-	21,108,683	-
Germany	5,011,879	-	5,011,879	-
Guernsey, C.I.	211,484	-	211,484	-
Hong Kong	53,224,345	-	53,224,345	-
Italy	1,059,274	-	1,059,274	-
Japan	51,648,613	-	51,648,613	-
Jersey, C.I.	2,069,026	-	2,069,026	-
Netherlands	1,031,319	-	1,031,319	-
Norway	2,604,714	-	2,604,714	-
Singapore	26,703,370	-	26,703,370	-
Sweden	6,757,964	-	6,757,964	-
Switzerland	5,626,048	-	5,626,048	-
United Kingdom	26,468,834	-	26,468,834	-
United States	232,512,061	232,512,061	-	-
Rights	25,283	25,283	-	-
Securities Lending Collateral	17,168,571	17,168,571	-	-
Short-Term Investments	3,450,000	-	3,450,000	-
Total Investments in Securities	$524,968,347	$267,842,672	$257,125,675	-

Health Sciences Fund
Common Stocks
Consumer Staples	$3,657,744	$2,750,621	$907,123	-
Financials	768,840	768,840	-	-
Health Care	465,217,105	429,707,447	35,509,658	-
Industrials	2,604,892	2,604,892	-	-
Information Technology	4,396,204	4,396,204	-	-
Materials	2,848,449	2,848,449	-	-
Preferred Securities	357,884	-	-	$357,884
Convertible Bonds	225,938	-	225,938	-
Options Purchased	148,155	148,155	-	-
Warrants	16,582	-	16,582	-
Short-Term Investments	7,102,274	7,102,274	-	-
Total Investments in Securities	$487,344,067	$450,326,882	$36,659,301	$357,884
Other Financial Instruments:
Written Options	($5,029,908)	($5,029,908)	-	-

Heritage Fund
Common Stocks
Consumer Discretionary	$31,405,177	$31,405,177	-	-
Consumer Staples	12,388,085	12,388,085	-	-
Energy	7,007,359	7,007,359	-	-
Financials	7,189,305	7,189,305	-	-
Health Care	19,334,024	18,127,203	$1,206,821	-
Industrials	18,461,341	18,461,341	-	-
Information Technology	23,130,365	23,130,365	-	-
Materials	7,457,027	7,457,027	-	-
Telecommunication Services	3,528,318	3,528,318	-	-
Securities Lending Collateral	15,179,234	15,179,234	-	-
Short-Term Investments	2,698,158	2,698,158	-	-
Total Investments in Securities	$147,778,393	$146,571,572	$1,206,821	-
Other Financial Instruments:
Forward Foreign Currency Contracts	($1,552)	-	($1,552)	-

High Income Fund
Corporate Bonds	$268,094,697	-	$257,418,744	$10,675,953
U.S. Government & Agency Obligations	2,038,313	-	2,038,313	-
Foreign Government Obligations	3,209,900	-	3,209,900	-
Convertible Bonds	14,462,973	-	14,417,781	45,192
Term Loans	20,745,940	-	20,745,940	-
Collateralized Mortgage Obligations	680,596	-	-	680,596
Asset Backed Securities	5,965,638	-	5,965,638	-
Common Stocks	9,266,879	$5,787,731	1,038,345	2,440,803
Preferred Securities	65,010,115	33,721,966	18,760,917	12,527,232
Escrow Certificates	364,033	-	205,220	158,813
Warrants	7,577	-	7,577	-
Short-Term Investments	21,752,000	-	21,752,000	-
Total Investments in Securities	$411,598,661	$39,509,697	$345,560,375	$26,528,589
Other Financial Instruments:
Forward Foreign Currency Contracts	($79,110)	-	($79,110)	-

High Yield Fund
Foreign Government Obligations	$21,746,376	$92,263	$21,654,113	-
Corporate Bonds	832,059,943	-	828,085,283	$3,974,660
Capital Preferred Securities	7,269,039	-	7,269,039	-
Convertible Bonds	768,413	-	768,413	-
Term Loans	23,518,794	-	23,518,794	-
Common Stocks	27,036,703	7,464,605	8,854,516	10,717,582
Preferred Securities	20,630,950	19,647,160	-	983,790
Escrow Certificates	147,263	-	31,500	115,763
Warrants	811,985	130,085	681,900	-
Securities Lending Collateral	15,458,142	15,458,142	-	-
Short-Term Investments	15,300,000	-	15,300,000	-
Total Investments in Securities	$964,747,608	$42,792,255	$906,163,558	$15,791,795
Other Financial Instruments:
Forward Foreign Currency Contracts	($407,525)	-	($407,525)	-
Credit Default Swaps	($722,220)	-	($722,220)	-

International Growth Opportunities Fund
Common Stocks
Argentina	$2,748,490	$2,748,490	-	-
Australia	23,013,654	-	$23,013,654	-
Brazil	25,522,508	25,522,508	-	-
Chile	3,271,480	3,271,480	-	-
China	54,630,778	25,581,237	29,049,541	-
Denmark	15,631,760	-	15,631,760	-
France	31,334,710	-	31,334,710	-
Germany	22,831,001	-	22,831,001	-
Hong Kong	18,737,509	-	18,737,509	-
Ireland	3,461,795	-	3,461,795	-
Italy	14,255,840	-	14,255,840	-
Japan	36,259,417	-	36,259,417	-
Luxembourg	1,084,581	-	1,084,581	-
Norway	768,561	-	768,561	-
Peru	7,288,790	7,288,790	-	-
Portugal	4,040,107	-	4,040,107	-
Russia	2,625,911	-	2,625,911	-
Singapore	2,329,607	-	2,329,607	-
South Africa	1,862,405	-	1,862,405	-
South Korea	18,004,211	-	18,004,211	-
Spain	33,372,279	-	33,372,279	-
Sweden	44,939,633	-	44,939,633	-
Switzerland	39,618,957	-	39,618,957	-
Taiwan	4,739,071	-	4,739,071	-
Turkey	13,991,121	-	13,991,121	-
United Kingdom	87,901,814	-	87,901,814	-
Preferred Securities		-		-
Germany	6,886,512	-	6,886,512	-
United Kingdom	108,772	-	108,772	-
Short-Term Investments	4,088,094	4,088,094	-	-
Total Investments in Securities	$525,349,368	$68,500,599	$456,848,769	-

International Growth Stock Fund
Common Stocks
Australia	$25,870,102	-	$25,870,102	-
Belgium	11,982,385	-	11,982,385	-
Brazil	8,815,538	$8,815,538	-	-
Canada	43,281,929	43,281,929	-	-
China	17,804,625	7,817,675	9,986,950	-
Denmark	4,978,119	-	4,978,119	-
France	23,286,360	-	23,286,360	-
Germany	30,058,095	-	30,058,095	-
Hong Kong	17,580,419	-	17,580,419	-
Ireland	8,462,816	-	8,462,816	-
Israel	9,812,071	9,812,071	-	-
Japan	31,256,935	-	31,256,935	-
Mexico	18,131,079	18,131,079	-	-
Netherlands	12,504,253	-	12,504,253	-
Russia	2,499,396	-	2,499,396	-
Singapore	15,489,436	3,888,975	11,600,461	-
South Korea	13,315,148	-	13,315,148	-
Spain	5,541,987	-	5,541,987	-
Sweden	21,575,260	-	21,575,260	-
Switzerland	45,222,759	-	45,222,759	-
Taiwan	5,846,553	-	5,846,553	-
Turkey	5,244,047	-	5,244,047	-
United Kingdom	80,537,674	-	80,537,674	-
Preferred Securities				-
Germany	8,833,388	-	8,833,388	-
Short-Term Investments	46,061,555	46,061,555	-	-
Total Investments in Securities	$513,991,929	$137,808,822	$376,183,107	-

International Small Cap Fund
Common Stocks
Australia	$7,091,079	-	$7,091,079	-
Austria	3,039,465	-	3,039,465	-
Bahamas	5,419,260	$5,419,260	-	-
Belgium	5,929,054	-	5,929,054	-
Canada	32,765,907	32,765,907	-	-
China	12,733,994	-	12,733,994	-
Finland	14,319,709	-	14,319,709	-
France	5,936,089	-	5,936,089	-
Germany	8,989,239	-	8,989,239	-
Greece	2,430,076	-	2,430,076	-
Hong Kong	26,029,021	-	26,029,021	-
Ireland	6,758,360	-	6,758,360	-
Italy	6,583,214	-	6,583,214	-
Japan	42,497,016	-	42,497,016	-
Liechtenstein	1,956,992	-	1,956,992	-
Luxembourg	2,085,083	-	2,085,083	-
Netherlands	25,702,628	-	25,702,628	-
Norway	4,881,513	-	4,881,513	-
Singapore	2,091,594	-	-	$2,091,594
South Korea	37,764,582	-	37,764,582	-
Spain	12,074,655	-	12,074,655	-
Sweden	1,613,304	-	1,613,304	-
Switzerland	10,725,255	2,206,112	8,519,143	-
Taiwan	15,891,585	-	15,891,585	-
Thailand	5,023,489	-	5,023,489	-
Turkey	1,479,797	-	1,479,797	-
United Kingdom	39,199,884	-	39,199,884	-
Investment Companies	4,499,109	4,499,109	-	-
Securities Lending Collateral	15,031,452	15,031,452	-	-
Short-Term Investments	14,000,000	-	14,000,000	-
Total Investments in Securities	$374,542,405	$59,921,840	$312,528,971	2,091,594

International Small Company Fund
Common Stocks
Australia	$16,566,700	$108,789	$16,357,701	$100,210
Austria	2,273,677	-	2,271,966	1,711
Bahamas	59,754	-	59,754	-
Belgium	3,155,907	-	3,155,907	-
Bermuda	1,215,855	-	1,215,855	-
Canada	25,981,735	25,963,345	18,390	-
Cayman Islands	44,184	44,184	-	-
China	99,370	-	99,370	-
Colombia	76,880	76,880	-	-
Cyprus	336,331	-	336,331	-
Denmark	2,947,542	-	2,947,542	-
Faeroe Islands	27,023	-	27,023	-
Finland	6,317,435	-	6,317,435	-
France	8,998,877	-	8,998,877	-
Gabon	58,350	-	58,350	-
Germany	12,493,828	42,370	12,451,458	-
Gibraltar	187,510	-	187,510	-
Great Britain	405,116	-	405,116	-
Greece	1,745,150	-	1,740,525	4,625
Hong Kong	7,116,405	8,568	7,083,188	24,649
Ireland	3,798,391	-	3,797,321	1,070
Isle of Man	19,970	-	19,970	-
Israel	2,533,496	101,377	2,432,119	-
Italy	7,850,313	-	7,850,073	240
Japan	57,841,405	-	57,775,802	65,603
Jersey, C.I.	391,425	-	391,425	-
Liechtenstein	39,297	-	39,297	-
Luxembourg	769,382	-	769,276	106
Malaysia	8,454	-	8,454	-
Malta	183,168	-	183,168	-
Mauritius	41,099	-	41,099	-
Monaco	31,447	-	31,447	-
Netherlands	5,233,321	-	5,233,321	-
New Zealand	2,380,684	-	2,380,684	-
Norway	2,753,634	-	2,753,634	-
Peru	63,352	-	63,352	-
Portugal	1,095,699	-	1,095,699	-
Russia	35,838	-	35,838	-
Singapore	4,290,830	-	4,290,830	-
South Africa	5,125	-	-	5,125
Spain	4,180,009	-	4,179,790	219
Sweden	8,709,980	8,172	8,701,808	-
Switzerland	12,401,957	-	12,401,957	-
United Arab Emirates	42,444	-	42,444	-
United Kingdom	52,173,148	-	52,158,834	14,314
United States	619,935	499,148	120,787	-
Preferred Securities
United Kingdom	290	-	290	-
Warrants	12,297	12,041	256	-
Rights	19,632	13,441	1,479	4,712
Securities Lending Collateral	13,044,876	13,044,876	-	-
Short-Term Investments	2,718	2,718	-	-
Total Investments in Securities	$270,681,245	$39,925,909	$230,532,752	$222,584

International Value Fund
Common Stocks
Australia	$3,350,351	-	$3,350,351	-
Belgium	12,615,077	-	12,615,077	-
Brazil	14,916,340	$14,916,340	-	-
Canada	34,104,411	34,104,411	-	-
China	20,582,496	4,737,136	15,845,360	-
Denmark	3,032,712	-	3,032,712	-
France	218,626,453	-	218,626,453	-
Germany	77,882,177	-	77,882,177	-
Hong Kong	33,220,028	-	33,220,028	-
India	16,981,629	-	16,981,629	-
Ireland	9,916,250	-	9,916,250	-
Italy	22,611,154	-	22,611,154	-
Japan	72,679,395	-	72,679,395	-
Netherlands	169,181,423	-	169,181,423	-
Norway	60,643,093	-	60,643,093	-
Singapore	35,097,065	19,255,108	15,841,957	-
South Korea	92,243,046	33,488,188	58,754,858	-
Spain	17,520,034	-	17,520,034	-
Sweden	11,296,619	-	11,296,619	-
Switzerland	152,515,411	10,898,495	141,616,916	-
Taiwan	26,820,586	-	26,820,586	-
United Kingdom	259,525,519	-	259,525,519	-
Securities Lending Collateral	8,726,053	8,726,053	-	-
Short-Term Investments	29,000,000	-	29,000,000	-
Total Investments in Securities	$1,403,087,322	$126,125,731	$1,276,961,591	-

Investment Quality Bond Fund
U.S. Government & Agency Obligations	$190,066,157	-	$190,066,157	-
Foreign Government Obligations	4,170,204	-	4,170,204	-
Corporate Bonds	219,614,495	-	219,614,495	-
Capital Preferred Securities	477,629	-	477,629	-
Convertible Bonds	9,481	-	9,481	-
Municipal Bonds	12,729,039	-	12,729,039	-
Term Loans	110,020	-	110,020	-
Collateralized Mortgage Obligations	25,237,756	-	24,922,031	$315,725
Asset Backed Securities	14,216,564	-	14,216,564	-
Short-Term Investments	35,700,000	-	35,700,000	-
Total Investments in Securities	$502,331,345	-	$502,015,620	$315,725
Other Financial Instruments:
Futures	$14,505	$14,505	-	-
Forward Foreign Currency Contracts	$416	-	$416	-
Interest Rate Swaps	($971,511)	-	($971,511)	-
Credit Default Swaps	$2,503,631	-	$2,503,631	-

Mid Cap Stock Fund
Common Stocks
Consumer Discretionary	$261,992,383	$247,683,851	$14,308,532	-
Consumer Staples	20,027,127	20,027,127	-	-
Energy	68,824,753	68,824,753	-	-
Financials	48,598,228	48,598,228	-	-
Health Care	178,861,767	178,861,767	-	-
Industrials	121,355,894	108,081,988	13,273,906	-
Information Technology	207,950,854	207,950,854	-	-
Materials	62,897,072	62,897,072	-	-
Telecommunication Services	9,214,454	9,214,454	-	-
Securities Lending Collateral	191,234,725	191,234,725	-	-
Short-Term Investments	20,700,000	-	20,700,000	-
Total Investments in Securities	$1,191,657,257	$1,143,374,819	$48,282,438	-

Mid Cap Value Equity Fund
Common Stocks
Consumer Discretionary	$9,675,091	$9,675,091	-	-
Consumer Staples	2,093,671	2,093,671	-	-
Energy	5,931,836	5,931,836	-	-
Financials	16,984,864	16,984,864	-	-
Health Care	8,055,443	8,055,443	-	-
Industrials	10,020,918	8,212,035	-	$1,808,883
Information Technology	5,507,668	5,507,668	-	-
Materials	5,967,517	5,967,517	-	-
Telecommunication Services	772,295	772,295	-	-
Utilities	5,775,396	5,775,396	-	-
Convertible Bonds	325,455	-	$325,455	-
Warrants	90,569	90,569	-	-
Securities Lending Collateral	3,543,858	3,543,858	-	-
Short-Term Investments	2,499,979	-	2,499,979	-
Total Investments in Securities	$77,244,560	$72,610,243	$2,825,434	$1,808,883

Mid Value Fund
Common Stocks
Consumer Discretionary	$58,212,620	$56,658,451	$1,554,169	-
Consumer Staples	61,627,048	61,627,048	-	-
Energy	52,622,243	52,622,243	-	-
Financials	149,825,935	149,425,883	400,052	-
Health Care	41,537,826	41,537,826	-	-
Industrials	49,681,285	49,681,285	-	-
Information Technology	44,396,769	44,396,769	-	-
Materials	44,855,224	44,855,224	-	-
Telecommunication Services	6,388,542	6,388,542	-	-
Utilities	47,967,415	47,967,415	-	-
Convertible Bonds				-
Materials	1,860,727	-	1,860,727	-
Securities Lending Collateral	73,827,984	73,827,984	-	-
Short-Term Investments	45,734,940	45,734,940	-	-
Total Investments in Securities	$678,538,558	$674,723,610	$3,814,948	-

Mutual Shares Fund
Common Stocks
Consumer Discretionary	$33,956,103	$25,369,586	$8,586,517	-
Consumer Staples	64,379,888	45,739,584	18,640,304	-
Energy	43,496,549	33,996,532	9,500,017	-
Financials	52,004,343	44,697,935	7,306,408	-
Health Care	40,031,242	40,031,242	-	-
Industrials	18,125,280	13,971,353	4,153,927	-
Information Technology	30,948,813	29,649,727	1,299,086	-
Materials	15,445,873	10,266,775	5,179,098	-
Telecommunication Services	6,624,665	-	6,624,665	-
Utilities	9,513,838	7,032,815	2,481,023	-
Corporate Bonds				-
Consumer Discretionary	3,336,450	-	3,336,450	-
Energy	390,060	-	390,060	-
Industrials	1,762,647	-	1,762,647	-
Telecommunication Services	651,700	-	651,700	-
Utilities	2,590,000	-	2,590,000	-
Term Loans	10,212,279	-	10,212,279	-
Securities Lending Collateral	9,601,001	9,601,001	-	-
Short-Term Investments	42,592,681	-	42,592,681	-
Total Investments in Securities	$385,663,412	$260,356,550	$125,306,862	-
Other Financial Instruments:
Forward Foreign Currency Contracts	($1,871,918)	-	($1,871,918)	-
Written Options	($500)	($500)	-	-

Real Estate Equity Fund
Common Stocks
Consumer Discretionary	$6,683,258	$6,683,258	-	-
Financials	184,163,927	184,163,927	-	-
Convertible Bonds			-	-
Financials	2,246,339	-	$2,246,339	-
Securities Lending Collateral	12,186,955	12,186,955	-	-
Short-Term Investments	17,120,795	17,120,795	-	-
Total Investments in Securities	$222,401,274	$220,154,935	$2,246,339	-

Real Return Bond Fund
U.S. Government & Agency Obligations	$677,440,508	-	$677,440,508	-
Foreign Government Obligations	43,991,327	-	43,991,327	-
Corporate Bonds	32,795,503	-	32,795,503	-
Municipal Bonds	1,553,099	-	1,553,099	-
Term Loans	1,988,331	-	1,988,331	-
Collateralized Mortgage Obligations	23,308,563	-	23,308,563	-
Asset Backed Securities	22,971,860	-	22,753,470	$218,390
Options Purchased	232,030	-	232,030	-
Short-Term Investments	5,852,882	-	5,852,882	-
Total Investments in Securities	$810,134,103	-	$809,915,713	$218,390
Other Financial Instruments:
Futures	$137,289	$137,289	-	-
Forward Foreign Currency Contracts	($59,344)	-	($59,344)	-
Written Options	($1,373,748)	-	($1,315,283)	($58,465)
Interest Rate Swaps	$1,120,100	-	$1,120,100	-
Credit Default Swaps	($29,182)	-	($29,182)	-

Small Cap Opportunities Fund
Common Stocks
Consumer Discretionary	$23,358,876	$23,358,876	-	-
Consumer Staples	5,881,654	5,881,654	-	-
Energy	11,168,791	11,168,791	-	-
Financials	35,055,315	35,055,315	-	-
Health Care	13,780,752	13,775,130	-	$5,622
Industrials	27,060,657	27,060,657	-	-
Information Technology	21,357,439	21,357,439	-	-
Materials	11,986,499	11,986,499	-	-
Telecommunication Services	866,016	866,016	-	-
Utilities	1,358,390	1,358,390	-	-
Preferred Securities	2,164	-	$2,164	-
Securities Lending Collateral	32,976,627	32,976,627	-	-
Short-Term Investments	2,255,259	2,255,259	-	-
Total Investments in Securities	$187,108,439	$187,100,653	$2,164	$5,622

Smaller Company Growth Fund
Common Stocks
Consumer Discretionary	$15,036,193	$15,036,193	-	-
Consumer Staples	1,574,196	1,574,196	-	-
Energy	7,030,045	7,030,045	-	-
Financials	8,222,459	8,222,459	-	-
Health Care	17,416,930	17,416,671	-	$259
Industrials	20,348,107	20,346,365	$1,742	-
Information Technology	19,300,602	19,300,602	-	-
Materials	3,953,516	3,953,516	-	-
Telecommunication Services	1,838,259	1,838,259	-	-
Utilities	29,738	29,738	-	-
Rights	740	740	-	-
Warrants	98	98	-	-
Investment Companies	976,244	976,244	-	-
Securities Lending Collateral	24,641,665	24,641,665	-	-
Short-Term Investments	3,400,274	1,483,274	1,917,000	-
Total Investments in Securities	$123,769,066	$121,850,065	$1,918,742	$259
Other Financial Instruments:
Futures	($10,735)	($10,735)	-	-

Spectrum Income Fund
U.S. Government & Agency Obligations	$264,346,234	-	$264,346,234	-
Foreign Government Obligations	142,648,903	-	142,648,903	-
Corporate Bonds	416,942,839	-	416,942,839	-
Capital Preferred Securities	1,013,441	-	1,013,441	-
Convertible Bonds	367,594	-	367,594	-
Municipal Bonds	12,216,384	-	12,216,384	-
Term Loans	18,642,406	-	18,642,406	-
Collateralized Mortgage Obligations	28,913,419	-	28,636,912	$276,507
Asset Backed Securities	19,512,013	-	19,512,013	-
Common Stocks	144,307,536	$141,115,787	1,771,742	1,420,007
Preferred Securities	3,153,314	2,284,495	868,819	-
Securities Lending Collateral	7,648,335	7,648,335	-	-
Short-Term Investments	33,437,771	31,477,060	1,960,711	-
Total Investments in Securities	$1,093,150,189	$182,525,677	$908,927,998	$1,696,514
Other Financial Instruments:
Futures	($67,836)	($67,836)	-	-
Forward Foreign Currency Contracts	($92,772)	-	($92,772)	-
Credit Default Swaps	($7,080)	-	($7,080)	-

Strategic Equity Allocation Fund
Common Stocks
Consumer Discretionary	$368,010,478	$298,350,686	$69,659,792	-
Consumer Staples	327,191,320	246,799,182	80,392,138	-
Energy	330,086,080	264,878,247	65,207,833	-
Financials	604,179,154	414,598,736	189,580,418	-
Health Care	354,313,987	298,999,032	55,314,438	$517
Industrials	357,851,144	276,069,801	79,733,598	2,047,745
Information Technology	511,045,999	466,822,159	44,223,840	-
Materials	178,550,594	107,612,737	70,937,857	-
Telecommunication Services	114,294,620	73,092,072	41,202,548	-
Utilities	118,322,194	90,521,667	27,800,527	-
Preferred Securities				-
Consumer Discretionary	3,392,588	238,431	3,154,157	-
Consumer Staples	1,230,077	276,816	953,261	-
Energy	2,435,546	2,435,546	-	-
Financials	5,194,074	5,194,074	-	-
Industrials	97,664	82,291	15,373	-
Information Technology	566,076	-	566,076	-
Materials	3,613,500	3,585,453	28,047	-
Telecommunication Services	633,653	633,653	-	-
Utilities	850,784	762,456	88,328	-
Investment Companies	25,411	25,411	-	-
Rights	52,815	43,845	8,970	-
Warrants	243	243	-	-
Securities Lending Collateral	267,107,350	267,107,350	-	-
Short-Term Investments	166,950,000	-	166,950,000	-
Total Investments in Securities	$3,715,995,351	$2,818,129,888	$895,817,201	$2,048,262
Other Financial Instruments:
Futures	$2,307,550	$2,307,550	-	-

Total Return Fund
U.S. Government & Agency Obligations	$2,151,380,820	-	$2,151,380,820	-
Foreign Government Obligations	267,180,374	-	267,180,374	-
Corporate Bonds	523,001,322	-	523,001,322	-
Term Loans	5,418,321	-	5,418,321	-
Municipal Bonds	117,754,819	-	117,754,819	-
Capital Preferred Securities	578,446	-	578,446	-
Collateralized Mortgage Obligations	134,626,295	-	134,626,295	-
Asset Backed Securities	24,271,457	-	24,271,457	-
Preferred Securities	27,402,120	$27,402,120	-	-
Short-Term Investments	108,688,042	-	108,688,042	-
Total Investments in Securities	$3,360,302,016	$27,402,120	$3,332,899,896	-
Sale Commitments Outstanding	($17,786,486)		($17,786,486)
Other Financial Instruments:
Futures	$1,671,286	$1,671,286	-	-
Forward Foreign Currency Contracts	($1,727,528)	-	($1,727,528)	-
Written Options	($366,054)	-	($319,964)	($46,090)
Interest Rate Swaps	($2,233,430)	-	($2,233,430)	-
Credit Default Swaps	$2,826,805	-	$2,826,805	-

U.S. High Yield Bond Fund
Corporate Bonds	$563,674,344	-	$563,674,344	-
Capital Preferred Securities	1,185,237	-	1,185,237	-
Convertible Bonds	2,226,813	-	2,226,813	-
Term Loans	81,200,172	-	81,200,172	-
Common Stocks	33,750	-	33,750	-
Preferred Securities	975,780	$937,800	-	$37,980
Securities Lending Collateral	326,197	326,197	-	-
Short-Term Investments	27,705,973	27,705,973	-	-
Total Investments in Securities	$677,328,266	$28,969,970	$648,320,316	$37,980

Value Fund
Common Stock
Consumer Discretionary	$19,568,345	$19,568,345	-	-
Consumer Staples	9,248,906	9,248,906	-	-
Energy	9,260,857	9,260,857	-	-
Financials	28,050,813	28,050,813	-	-
Health Care	10,532,440	10,532,440	-	-
Industrials	14,161,566	14,161,566	-	-
Information Technology	18,561,525	18,561,525	-	-
Materials	10,787,179	10,787,179	-	-
Telecommunication Services	4,202,036	4,202,036	-	-
Utilities	8,987,067	8,987,067	-	-
Preferred Securities			-	-
Financials	1,444,902	1,444,902	-	-
Health Care	1,688,648	-	1,688,648	-
Convertible Bonds				-
Health Care	2,106,508	-	2,106,508	-
Short-Term Investments	7,991,756	7,991,756	-	-
Total Investments in Securities	$146,592,548	$142,797,392	$3,795,156	-

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

High Income Fund
	Corporate Bonds	Convertible Bonds	Collateralized Mortgage Obligations	Common Stocks	Preferred Securities	Escrow Certificates	Totals
Balance as of 8-31-12	$10,701,634	-	$641,869	$3,053,941	$11,924,037	-	$26,321,481
Realized gain (loss)	45,148	-	-	-	-	$163,275	208,423
Change in unrealized appreciation (depreciation)	87,568	($7,420)	38,727	(87,976)	603,195	158,813	792,907
Purchases	-	-	-	-	-	-	-
Sales	(158,397)	-	-	-	-	(163,275)	(321,672)
Transfers into Level 3	-	52,612	-	-	-	-	52,612
Transfers out of Level 3	-	-	-	(525,162)	-	-	(525,162)
Balance as of 11-30-12	$10,675,953	$45,192	$680,596	$2,440,803	$12,527,232	$158,813	$26,528,589
Change in unrealized at period end*	$87,568	($7,420)	$38,727	($87,976)	$603,195	$158,813	$792,907

High Yield Fund
	Foreign Government Obligations	Corporate Bonds	Common Stocks	Preferred Securities	Escrow Certificates	Warrants	Totals
Balance as of 8-31-12	$88,450	$2,046,154	$10,717,582	$954,855	-	$151,410	$13,958,451
Realized gain (loss)	-	(2,195,271)	-	-	-	-	(2,195,271)
Change in unrealized appreciation (depreciation)	-	2,283,493	-	28,935	$115,763	-	2,428,191
Purchases	-	1,840,284	-	-	-	-	1,840,284
Sales	-	-	-	-	-	-	-
Transfers into Level 3	-	-	-	-	-	-	-
Transfers out of Level 3	(88,450)	-	-	-	-	(151,410)	(239,860)
Balance as of 11-30-12	-	$3,974,660	$10,717,582	$983,790	115,763	-	$15,791,795
Change in unrealized at period end*	-	$88,443	-	$28,935	$115,763	-	$233,141

Mid Cap Value Equity Fund
	Common Stocks	Rights	Totals
Balance as of 8-31-12	-	-	-
Realized gain (loss)	$ 399,983	$834	$400,817
Change in unrealized appreciation (depreciation)	(242,276)	3,317	(238,959)
Purchases	54,059	2,142	56,201
Sales	(745,804)	(6,293)	(752,097)
Transfers into Level 3	2,342,921	-	2,342,921
Transfers out of Level 3	-	-	-
Balance as of 11-30-12	$1,808,883	-	$1,808,883
Change in unrealized at period end*	(242,276)	-	($242,276)

* Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the High Income Fund’s Level 3 securities are outlined in the table below:

	Fair Value at 11-30-12	Valuation Technique	Unobservable Inputs	Input/Range

Corporate Bonds	$ 9,775,757	Market Approach	Offered quotes	$95.00-$100.67
				(weighted average: $97.60)

	900,196	Market Approach	Market comparable company bond price	$55.08
			Comparability adjustment	-15.00%
	10,675,953

Convertible Bonds	$ 45,192	Market Approach	Market comparable company bond price	$100.43

Collateralized Mortgage Obligations	$ 680,596	Market Approach	Offered quotes	$0.71

Common Stocks	$ 420,040	Market Approach	EBITDA multiple Discount for lack of marketability	7.53x 10%

	2,020,763	Market Approach	Book value multiple Discount for lack of marketability	1.07x 10%
	2,440,803

Preferred Securities	$ 12,527,232	Market Approach	EBITDA multiple Discount for lack of marketability	7.53x 10%

Escrow Certificates	$ 158,813	Market Approach	Offered quotes	$1.75

Increases/decreases in offered quotes, market comparable company bond prices, comparability adjustments, earnings before interest, taxes, depreciation and amortization (EBITA) multiples and book value multiples may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

Repurchase agreements. The Funds may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Funds.

When-issued/delayed delivery securities. The Funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time that a Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Term loans (Floating rate loans). Certain Funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

At November 30, 2012, High Yield Fund had $451,252 in unfunded loan commitments outstanding.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds. The Funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The Funds accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the Funds may need to sell other investments to make distributions.

Real estate investment trusts. The Funds may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income may be recorded as a reduction of cost of investments and/or as a realized gain.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may fail to fully recover their initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Funds may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Cost of investment securities for federal income tax purposes. The costs of investments owned on November 30, 2012, including short-term investments, for federal income tax purposes, were as follows:

Fund	Aggregate Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active Bond Fund	$1,715,787,241	$97,631,694	($11,779,170)	$85,852,524
All Cap Core Fund	525,113,523	65,163,741	(3,923,013)	61,240,728
All Cap Value Fund	729,075,549	95,386,207	(14,414,961)	80,971,246
Alpha Opportunities Fund	1,302,742,940	66,168,929	(35,011,269)	31,157,660
Blue Chip Growth Fund	1,382,526,806	857,350,120	(5,781,580)	851,568,540
Capital Appreciation Fund	1,469,231,504	522,822,721	(17,661,870)	505,160,851
Capital Appreciation Value Fund	1,847,266,877	152,467,963	(8,672,231)	143,795,732
Core Bond Fund	743,732,611	12,533,792	(661,258)	11,872,534
Core Diversified Growth & Income Portfolio	29,905,435	3,926,651	-	3,926,651
Core Fundamental Holdings Portfolio	13,816,524	1,790,461	-	1,790,461
Core Global Diversification Portfolio	32,121,002	2,518,477	-	2,518,477
Emerging Markets Debt Fund	15,486,990	987,580	(183,408)	804,172
Equity-Income Fund	1,552,905,484	232,112,329	(47,735,864)	184,376,465
Fundamental Global Franchise Fund	355,848,440	32,667,842	(1,457,479)	31,210,363
Fundamental Value Fund	809,268,018	289,250,629	(28,149,280)	261,101,349
Global Bond Fund	811,007,193	28,065,763	(15,081,743)	12,984,020
Global Real Estate Fund	469,258,959	59,845,718	(4,136,330)	55,709,388
Health Sciences Fund	393,319,068	103,358,016	(9,333,017)	94,024,999
Heritage Fund	115,283,699	33,843,674	(1,348,980)	32,494,694
High Income Fund	415,785,580	30,185,535	(34,372,454)	(4,186,919)
High Yield Fund	952,709,325	47,181,419	(35,143,136)	12,038,283
International Growth Opportunities Fund	480,192,605	58,515,947	(13,359,184)	45,156,763
International Growth Stock Fund	473,945,863	48,858,774	(8,812,708)	40,046,066
International Small Cap Fund	320,979,791	83,317,493	(29,754,879)	53,562,614
International Small Company Fund	282,585,505	44,365,403	(56,269,663)	(11,904,260)
International Value Fund	1,424,163,904	164,641,943	(185,718,525)	(21,076,582)
Investment Quality Bond Fund	478,090,735	25,577,673	(1,337,063)	24,240,610
Mid Cap Growth Index Fund	30,894,841	7,228,220	(1,134,765)	6,093,455
Mid Cap Stock Fund	1,063,536,086	146,022,440	(17,901,269)	128,121,171
Mid Cap Value Equity Fund	58,987,687	18,709,974	(453,101)	18,256,873
Mid Cap Value Index Fund	31,298,895	4,542,685	(1,252,892)	3,289,793
Mid Value Fund	611,423,536	83,936,236	(16,821,214)	67,115,022
Mutual Shares Fund	352,516,781	49,419,952	(16,273,321)	33,146,631
Real Estate Equity Fund	166,816,756	55,788,804	(204,286)	55,584,518
Real Estate Securities Fund	477,775,235	89,087,391	(4,236,729)	84,850,662
Real Return Bond Fund	781,670,068	33,427,870	(4,963,835)	28,464,035
Redwood Fund	518,337,248	29,128,245	(14,452,383)	14,675,862
Short Term Government Income Fund	207,334,081	1,829,896	(141,829)	1,688,067
Small Cap Growth Fund	164,744,893	18,966,543	(3,871,723)	15,094,820
Small Cap Opportunities Fund	155,834,969	40,475,845	(9,202,375)	31,273,470
Small Cap Value Fund	100,028,031	37,683,512	(1,731,719)	35,951,793
Small Company Growth Fund	104,152,680	29,579,642	(3,365,587)	26,214,055
Small Company Value Fund	297,950,190	106,431,858	(13,305,461)	93,126,397
Smaller Company Growth Fund	114,303,510	13,820,961	(4,355,405)	9,465,556
Spectrum Income Fund	1,038,258,738	65,005,254	(10,113,803)	54,891,451
Strategic Equity Allocation Fund	3,606,667,492	221,107,079	(111,779,220)	109,327,859
Total Return Fund	3,279,928,398	93,762,810	(13,389,192)	80,373,618
U.S. High Yield Bond Fund	649,643,785	35,609,597	(7,925,116)	27,684,481
Value Fund	113,938,106	37,528,200	(4,873,758)	32,654,442

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates.

The following table summarizes the contracts held at November 30, 2012 and details how the Funds used futures contracts during the period ended November 30, 2012.

Active Bond Fund The Fund used futures contracts to manage duration.
Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Active Bond Fund	U.S. Treasury 10-Year Note Futures	80	Long	Mar 2013	$10,691,250	$17,280
						$17,280

All Cap Core Fund The Fund used futures contracts as a substitute for securities purchased.
Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
All Cap Core Fund	Russell 2000 Mini Index Futures	7	Long	Dec 2012	$574,490	($7,965)
	S&P 500 E-Mini Index Futures	62	Long	Dec 2012	4,384,640	(39,146)
						($47,111)

Global Bond Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Fund and as a substitute for securities purchased.

Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Global Bond Fund	3-Month EURIBOR Futures	625	Long	Sep 2015	$201,727,619	$45,406
	10-Year Japan Government Bond Futures	34	Long	Dec 2012	59,746,952	388,523
	Euro BTP Italian Government Bond Futures	27	Long	Mar 2013	3,872,819	4,652
	German Euro BOBL Futures	255	Long	Dec 2012	41,912,720	296,218
	German Euro BUND Futures	178	Long	Dec 2012	33,055,605	454,931
	U.S. Treasury 5-Year Note Futures	580	Long	Mar 2013	72,336,875	43,290
	U.S. Treasury 10-Year Note Futures	338	Long	Mar 2013	45,170,531	201,809
	10-Year Canada Government Bond Futures	32	Short	Mar 2013	(4,404,007)	(27,515)
	U.K. Long Gilt Bond Futures	150	Short	Mar 2013	(28,682,503)	(194,795)
	U.S. Treasury 30-Year Bond Futures	38	Short	Mar 2013	(5,702,375)	(27,053)
						$1,185,466

Investment Quality Bond Fund The Fund used futures contracts to manage duration, manage against anticipated interest rate changes and as a substitute for securities purchased.
Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Investment Quality Bond Fund	U.S. Treasury 2-Year Note Futures	56	Long	Mar 2013	$12,345,375	$2,533
	U.S. Treasury 5-Year Note Futures	31	Long	Mar 2013	3,866,281	4,542
	U.S. Treasury 30-Year Bond Futures	3	Long	Mar 2013	450,188	1,524
	10-Year Australian Treasury Bond Futures	24	Short	Dec 2012	(3,129,989)	362
	U.S. Treasury 10-Year Note Futures	12	Short	Mar 2013	(1,603,688)	(2,457)
	Ultra Long U.S. Treasury Bond Futures	13	Short	Mar 2013	(2,157,187)	8,001
						$14,505

Mid Cap Growth Index Fund The Fund used futures contracts as a substitute for securities purchased.
Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Mid Cap Growth Index Fund	S&P MidCap 400 E-Mini Index Futures	3	Long	Dec 2012	$299,820	($4,255)
						($4,255)

Mid Cap Value Index Fund The Fund used futures contracts as a substitute for securities purchased.
Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Mid Cap Value Index Fund	S&P MidCap 400 E-Mini Index Futures	2	Long	Dec 2012	$199,880	$1,860
						$1,860

Real Return Bond Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Fund and as a substitute for securities purchased.

Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Real Return Bond Fund	Eurodollar Futures	96	Long	Sep 2015	$23,833,200	$42,758
	Eurodollar Futures	169	Long	Mar 2016	41,865,525	92,601
	U.S. Treasury 10-Year Note Futures	8	Long	Mar 2013	1,069,125	1,930
						$137,289

Short Term Government Income Fund The Fund used futures contracts to manage duration.
Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Short Term Government Income Fund	U.S. Treasury 5-Year Note Futures	120	Short	Mar 2013	($14,966,250)	($27,527)
						($27,527)

Smaller Company Growth Fund The Fund used futures contracts as a substitute for securities purchased.
Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Smaller Company Growth Fund	Russell 2000 Mini Index Futures	10	Long	Dec 2012	$820,700	($10,735)
						($10,735)

Spectrum Income Fund The Fund used futures contracts to manage duration, manage against anticipated interest rate changes and as a substitute for securities purchased.
Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Spectrum Income Fund	U.S. Treasury 2-Year Note Futures	7	Long	Mar 2013	$1,543,172	$191
	U.S. Treasury 5-Year Note Futures	51	Long	Mar 2013	6,360,656	631
	U.S. Treasury 10-Year Note Futures	13	Long	Mar 2013	1,737,328	2,386
	U.S. Treasury 30-Year Bond Futures	1	Long	Mar 2013	150,063	4
	Ultra Long U.S. Treasury Bond Futures	22	Long	Mar 2013	3,650,625	(5,805)
	10-Year Canada Government Bond Futures	8	Short	Mar 2013	(1,101,002)	(5,904)
	U.S. Treasury 5-Year Note Futures	8	Short	Dec 2012	(998,750)	(5,253)
	U.S. Treasury 5-Year Note Futures	3	Short	Mar 2013	(374,156)	(410)
	U.S. Treasury 10-Year Note Futures	23	Short	Dec 2012	(3,084,875)	(32,419)
	U.S. Treasury 10-Year Note Futures	111	Short	Mar 2013	(14,834,109)	(21,257)
						($67,836)

Strategic Equity Allocation Fund The Fund used futures contracts to manage against anticipated currency exchange rate changes and as a substitute for securities purchased.
Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Strategic Equity Allocation Fund	Canadian Currency Futures	16	Long	Dec 2012	$1,610,560	($7,822)
	MSCI EAFE Mini Index Futures	354	Long	Dec 2012	27,599,610	725,161
	MSCI Emerging Market Mini Futures	327	Long	Dec 2012	16,436,655	186,160
	Russell 2000 Mini Index Futures	66	Long	Dec 2012	5,416,620	264,155
	S&P 500 Index Futures	117	Long	Dec 2012	41,371,200	909,420
	S&P MidCap 400 E-Mini Index Futures	60	Long	Dec 2012	5,996,400	221,905
	S&P TSE 60 Index Futures	11	Long	Dec 2012	1,554,518	8,571
						$2,307,550

Total Return Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Fund and as a substitute for securities purchased.

Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Total Return Fund	3-Month EURIBOR Futures	34	Long	Dec 2014	$11,001,619	$20,407
	3-Month EURIBOR Futures	1	Long	Mar 2015	323,349	649
	Eurodollar Futures	617	Long	Mar 2015	153,401,625	521,933
	Eurodollar Futures	1,209	Long	Jun 2015	300,391,163	781,500
	Eurodollar Futures	149	Long	Sep 2015	36,991,112	117,395
	Eurodollar Futures	367	Long	Dec 2015	91,016,000	123,741
	Eurodollar Futures	135	Long	Mar 2016	33,442,875	45,856
	Eurodollar Futures	16	Long	Jun 2016	3,958,400	4,573
	Eurodollar Futures	11	Long	Sep 2016	2,717,688	3,497
	U.S. Treasury 10-Year Note Futures	249	Long	Mar 2013	33,276,516	147,037
	German Euro BUND Futures	37	Short	Dec 2012	(6,871,109)	(95,302)
						$1,671,286

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table summarizes the contracts held at November 30, 2012 and details how the Funds used forward foreign currency contracts during the period ended November 30, 2012.

Global Bond Fund
The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund.
Fund	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Global Bond Fund	Buys
	Brazilian Real	311,957	$152,323	HSBC Bank USA	12/4/2012	($6,330)
	Brazilian Real	278,358	134,000	Barclays Capital	2/4/2013	(4,861)
	Brazilian Real	7,327,245	3,517,000	HSBC Bank USA	2/4/2013	(117,675)
	Brazilian Real	2,915,715	1,403,000	UBS AG	2/4/2013	(50,314)
	Canadian Dollar	7,512,000	7,684,478	Barclays Bank PLC	12/20/2012	(124,651)
	Canadian Dollar	2,215,000	2,265,961	BNP Paribas SA	12/20/2012	(36,859)
	Canadian Dollar	676,000	695,606	Citibank N.A.	12/20/2012	(15,302)
	Canadian Dollar	6,201,000	6,322,293	Credit Suisse	12/20/2012	(81,813)
	Canadian Dollar	2,514,000	2,576,968	Deutsche Bank AG	12/20/2012	(46,962)
	Canadian Dollar	1,893,000	1,946,091	HSBC Bank USA	12/20/2012	(41,039)
	Canadian Dollar	676,000	696,190	JPMorgan Chase Bank	12/20/2012	(15,886)
	Canadian Dollar	1,756,000	1,799,190	Royal Bank of Canada	12/20/2012	(32,010)
	Chilean Peso	11,892,800	23,466	HSBC Bank USA	1/9/2013	1,147
	Chinese Yuan Renminbi	17,000,000	2,713,921	Deutsche Bank AG	8/5/2013	(32,040)
	Chinese Yuan Renminbi	42,000,000	6,738,328	Goldman Sachs International	8/5/2013	(112,506)
	Chinese Yuan Renminbi	53,163,414	8,418,593	UBS AG	8/5/2013	(31,656)
	Chinese Yuan Renminbi	6,158,020	1,012,000	Barclays Capital	4/25/2014	(52,141)
	Chinese Yuan Renminbi	12,947,975	2,126,000	Citibank N.A.	4/25/2014	(107,782)
	Chinese Yuan Renminbi	4,762,380	782,000	Goldman Sachs International	4/25/2014	(39,681)
	Chinese Yuan Renminbi	4,101,290	674,000	HSBC Bank USA	4/25/2014	(34,726)
	Chinese Yuan Renminbi	7,796,270	1,280,000	JPMorgan Chase Bank	4/25/2014	(64,785)
	Chinese Yuan Renminbi	7,939,353	1,301,000	Royal Bank of Scotland PLC	4/25/2014	(63,483)
	Chinese Yuan Renminbi	8,208,665	1,349,000	UBS AG	4/25/2014	(69,504)
	Chinese Yuan Renminbi	3,868,200	630,000	Bank of America N.A.	9/8/2015	(38,144)
	Chinese Yuan Renminbi	6,668,200	1,092,925	Barclays Capital	9/8/2015	(72,653)
	Chinese Yuan Renminbi	30,936,600	5,114,018	Citibank N.A.	9/8/2015	(380,546)
	Chinese Yuan Renminbi	3,950,000	653,595	JPMorgan Chase Bank	9/8/2015	(49,223)
	Chinese Yuan Renminbi	3,753,050	610,000	Morgan Stanley & Company, Inc.	9/8/2015	(35,762)
	Danish Krone	30,215,000	5,187,659	Royal Bank of Canada	2/14/2013	87,510
	Euro	9,098,000	11,765,582	Citibank N.A.	12/4/2012	66,829
	Euro	757,000	964,865	Credit Suisse	12/4/2012	19,652
	Euro	14,980,000	19,429,060	Goldman Sachs	12/4/2012	53,191
	Euro	387,000	501,995	Royal Bank of Scotland PLC	12/17/2012	1,388
	Indian Rupee	10,560,000	200,000	Morgan Stanley & Company, Inc.	12/6/2012	(5,935)
	Indonesian Rupiah	204,770,000	20,901	Morgan Stanley & Company, Inc.	1/30/2013	303
	Japanese Yen	37,661,187	457,000	JPMorgan Chase Bank	12/7/2012	(124)
	Japanese Yen	4,824,756,000	60,858,930	Citibank N.A.	12/19/2012	(2,319,896)
	Japanese Yen	4,824,756,000	60,385,007	Goldman Sachs	12/19/2012	(1,845,973)
	Japanese Yen	844,247,000	10,312,963	Barclays Bank PLC	12/27/2012	(68,637)
	Japanese Yen	2,587,187,000	31,492,224	BNP Paribas SA	12/27/2012	(98,585)
	Japanese Yen	1,479,485,000	18,059,546	Citibank N.A.	12/27/2012	(107,068)
	Japanese Yen	3,038,461,000	37,016,934	Deutsche Bank AG	12/27/2012	(147,412)
	Mexican Peso	187,871,001	13,902,982	Bank of America N.A.	12/3/2012	622,995
	Mexican Peso	2,752,595	211,307	Barclays Bank PLC	12/3/2012	1,520
	Mexican Peso	26,740,824	2,082,065	Citibank N.A.	12/3/2012	(14,494)
	Mexican Peso	412,889	31,714	Deutsche Bank AG	12/3/2012	210
	Mexican Peso	9,489,152	734,000	Goldman Sachs	12/3/2012	(309)
	Mexican Peso	79,880,541	6,056,000	HSBC Bank USA	12/3/2012	120,275
	Mexican Peso	1,549,461	114,402	JPMorgan Chase Bank	12/3/2012	5,401
	Mexican Peso	189,200,205	14,632,152	Morgan Stanley & Company, Inc.	12/3/2012	(3,402)
	Mexican Peso	49,874,022	3,786,018	UBS AG	12/3/2012	70,186
	Mexican Peso	43,368,948	3,229,139	Credit Suisse	4/3/2013	86,778
	Mexican Peso	24,337,056	1,843,507	Deutsche Bank AG	4/3/2013	17,263
	Mexican Peso	3,165,484	239,749	HSBC Bank USA	4/3/2013	2,279
	Mexican Peso	540,350	41,030	Morgan Stanley & Company, Inc.	4/3/2013	284
	New Zealand Dollar	25,748,000	205,991	UBS AG	12/13/2012	765
	Pound Sterling	166,000	269,541	Barclays Bank PLC	12/12/2012	(3,587)
	Pound Sterling	682,000	1,081,487	JPMorgan Chase Bank	12/12/2012	11,168
	Pound Sterling	196,000	316,227	Royal Bank of Scotland PLC	12/12/2012	(2,209)
	Pound Sterling	469,000	756,325	UBS AG	12/12/2012	(4,924)
	Swedish Krona	25,748,000	3,804,879	HSBC Bank USA	2/14/2013	57,670
			$373,703,127			($5,154,075)

	Sells
	Australian Dollar	28,615,000	$29,579,326	UBS AG	1/10/2013	($197,355)
	Brazilian Real	311,957	150,718	UBS AG	12/4/2012	4,726
	Brazilian Real	3,560,202	1,700,113	HSBC Bank USA	2/4/2013	48,430
	Brazilian Real	1,942,961	923,000	JPMorgan Chase Bank	2/4/2013	21,603
	Brazilian Real	4,319,001	2,043,000	UBS AG	2/4/2013	39,288
	Canadian Dollar	106,000	107,666	Barclays Bank PLC	12/20/2012	991
	Canadian Dollar	6,792,000	6,945,557	BNP Paribas SA	12/20/2012	110,315
	Canadian Dollar	39,000	38,916	Citibank N.A.	12/20/2012	(332)
	Canadian Dollar	3,783,000	3,854,206	HSBC Bank USA	12/20/2012	47,121
	Canadian Dollar	3,320,000	3,386,566	JPMorgan Chase Bank	12/20/2012	45,429
	Chinese Yuan Renminbi	2,514,914	398,876	Barclays Capital	2/1/2013	(2,869)
	Chinese Yuan Renminbi	54,634,542	8,522,000	Deutsche Bank AG	2/1/2013	(205,608)
	Chinese Yuan Renminbi	14,743,000	2,318,082	HSBC Bank USA	2/1/2013	(37,042)
	Chinese Yuan Renminbi	136,667,730	21,449,852	JPMorgan Chase Bank	2/1/2013	(382,167)
	Euro	1,934,000	2,464,950	Barclays Bank PLC	12/4/2012	(50,316)
	Euro	882,000	1,144,105	BNP Paribas SA	12/4/2012	(2,981)
	Euro	16,272,000	20,785,348	Citibank N.A.	12/4/2012	(377,214)
	Euro	2,384,000	3,055,787	JPMorgan Chase Bank	12/4/2012	(44,726)
	Euro	3,363,000	4,300,285	Morgan Stanley & Company, Inc.	12/4/2012	(73,467)
	Euro	19,502,000	25,275,436	Goldman Sachs	12/17/2012	(91,421)
	Euro	3,584,000	4,591,262	BNP Paribas SA	2/19/2013	(73,545)
	Euro	794,000	1,003,537	Bank of America N.A.	5/20/2013	(30,823)
	Euro	2,655,000	3,404,241	Barclays Bank PLC	5/23/2013	(54,582)
	Euro	879,000	1,119,745	Credit Suisse	5/23/2013	(25,379)
	Euro	982,000	1,242,858	UBS AG	5/23/2013	(36,450)
	Japanese Yen	12,356,775	150,000	Citibank N.A.	12/20/2012	73
	Mexican Peso	19,030,035	1,455,000	Barclays Bank PLC	12/3/2012	(16,381)
	Mexican Peso	6,635,997	514,000	Citibank N.A.	12/3/2012	912
	Mexican Peso	43,368,948	3,268,441	Credit Suisse	12/3/2012	(84,798)
	Mexican Peso	47,001,293	3,620,783	Deutsche Bank AG	12/3/2012	(13,305)
	Mexican Peso	66,956,769	5,114,000	Goldman Sachs	12/3/2012	(63,023)
	Mexican Peso	88,090,059	6,594,617	HSBC Bank USA	12/3/2012	(216,409)
	Mexican Peso	872,000	63,326	JPMorgan Chase Bank	12/3/2012	(4,096)
	Mexican Peso	159,104,423	12,240,000	Morgan Stanley & Company, Inc.	12/3/2012	(61,777)
	Mexican Peso	116,711,167	8,993,534	UBS AG	12/3/2012	(30,444)
	Mexican Peso	195,535,521	15,004,765	Morgan Stanley & Company, Inc.	4/3/2013	54,448
	Mexican Peso	19,814,865	1,499,000	UBS AG	4/3/2013	(16,011)
	Mexican Peso	210,691,431	16,036,186	Credit Suisse	4/4/2013	(71,335)
	Mexican Peso	45,277,066	3,446,792	Goldman Sachs	4/4/2013	(14,674)
	New Zealand Dollar	36,408,000	29,792,666	Bank of America N.A.	12/13/2012	(78,697)
	Philippine Peso	1,395,310	33,449	Citibank N.A.	3/25/2013	(755)
	Pound Sterling	2,088,000	3,372,513	BNP Paribas SA	12/12/2012	27,260
	Pound Sterling	850,000	1,363,569	Citibank N.A.	12/12/2012	1,756
	Pound Sterling	18,608,000	29,519,591	Credit Suisse	12/12/2012	(292,894)
	Pound Sterling	133,000	212,534	Deutsche Bank AG	12/12/2012	(550)
	Pound Sterling	6,774,000	10,845,879	HSBC Bank USA	12/12/2012	(6,967)
	Pound Sterling	5,083,000	8,116,085	JPMorgan Chase Bank	12/12/2012	(27,555)
	Pound Sterling	1,038,000	1,666,507	Royal Bank of Canada	12/12/2012	3,493
	Pound Sterling	4,114,000	6,595,235	Royal Bank of Scotland PLC	12/12/2012	4,061
	South African Rand	3,579,970	404,932	JPMorgan Chase Bank	1/30/2013	5,602
			$319,728,836			($2,270,440)

Heritage Fund
The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes.
Fund	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Heritage Fund	Buys
	Canadian Dollar	17,603	$17,729	UBS AG	12/31/2012	($17)
			$17,729			($17)

	Sells
	Canadian Dollar	493,123	$497,240	UBS AG	12/31/2012	$1,082
	Euro	685,919	889,712	UBS AG	12/31/2012	(2,617)
			$1,386,952			($1,535)

High Income Fund
The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes.
Fund	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
High Income Fund	Sells
	Canadian Dollar	8,992,604	$8,961,017	Bank of Montreal	2/5/2013	($79,762)
	Euro	2,005,000	2,016,392	State Street Bank and Trust Company	2/5/2013	652
			$10,977,409			($79,110)

High Yield Fund
The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes.
Fund	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
High Yield Fund	Sells
	Euro	2,021,000	$2,577,786	JPMorgan Chase Bank	12/17/2012	($50,992)
	Euro	2,008,733	2,620,392	Citibank N.A.	1/25/2013	6,552
	Euro	21,709,219	27,896,623	UBS AG	2/15/2013	(358,144)
	Pound Sterling	3,743,065	5,990,850	UBS AG	2/15/2013	(4,941)
			$39,085,651			($407,525)

Investment Quality Bond Fund
The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to gain exposure to foreign currencies.
Fund	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Investment Quality Bond Fund	Buys
	Brazilian Real	1,970,000	$943,164	Goldman Sachs	12/4/2012	($21,225)
	Brazilian Real	1,970,000	934,801	Morgan Stanley & Company, Inc.	12/4/2012	(12,862)
	Brazilian Real	1,970,000	943,984	Morgan Stanley & Company, Inc.	1/3/2013	(25,994)
	Mexican Peso	8,068,000	616,772	JPMorgan Chase Bank	12/19/2012	6,193
	Mexican Peso	21,775,000	1,681,201	Royal Bank of Canada	12/19/2012	141
	Mexican Peso	11,444,000	877,003	UBS AG	12/19/2012	6,638
			$5,996,925			($47,109)

	Sells
	Brazilian Real	1,970,000	$934,801	Goldman Sachs	12/4/2012	$12,862
	Brazilian Real	1,970,000	947,799	Morgan Stanley & Company, Inc.	12/4/2012	25,860
	Mexican Peso	6,060,000	471,272	BNP Paribas SA	12/19/2012	3,353
	Mexican Peso	1,797,000	140,809	Credit Suisse	12/19/2012	2,055
	Mexican Peso	25,915,000	2,005,547	Royal Bank of Canada	12/19/2012	4,538
	Mexican Peso	7,515,000	579,124	UBS AG	12/19/2012	(1,143)
			$5,079,352			$47,525

Mutual Shares Fund
The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and maintain diversity and liquidity of the Fund.

Fund	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Mutual Shares Fund	Buys
	Euro	1,429,811	$1,837,363	Bank of America N.A.	1/17/2013	$23,021
	Euro	513,483	664,440	Barclays Bank PLC	1/17/2013	3,673
	Euro	759,320	977,195	Credit Suisse	1/17/2013	10,786
	Euro	1,148,805	1,477,285	Credit Suisse	1/17/2013	17,471
	Euro	1,326,898	1,665,875	Deutsche Bank AG	1/17/2013	60,606
	Euro	1,075,924	1,342,634	HSBC Bank USA	1/17/2013	57,294
	Euro	11,312	14,587	State Street Bank and Trust Company	1/17/2013	131
	Japanese Yen	1,890,000	22,980	Bank of America N.A.	4/22/2013	(20)
	Japanese Yen	1,728,000	20,970	Credit Suisse	4/22/2013	21
	Japanese Yen	2,538,000	32,013	Deutsche Bank AG	4/22/2013	(1,181)
	Japanese Yen	1,944,000	24,425	HSBC Bank USA	4/22/2013	(810)
	Pound Sterling	74,000	117,366	Bank of America N.A.	2/19/2013	1,168
	Pound Sterling	314,187	495,035	Credit Suisse	2/19/2013	8,234
	Pound Sterling	127,778	206,120	Credit Suisse	2/19/2013	(1,443)
	Pound Sterling	527,222	845,364	Deutsche Bank AG	2/19/2013	(850)
	Swiss Franc	4,041	4,299	Credit Suisse	2/11/2013	67
			$9,747,951			$178,168

	Sells
	Euro	1,048,272	$1,302,910	Bank of America N.A.	1/17/2013	($61,038)
	Euro	275,163	345,761	Barclays Bank PLC	1/17/2013	(12,265)
	Euro	683,889	852,521	Credit Suisse	1/17/2013	(37,314)
	Euro	340,541	431,826	Deutsche Bank AG	1/17/2013	(11,266)
	Euro	17,744,813	21,773,286	HSBC Bank USA	1/17/2013	(1,315,203)
	Euro	52,812	65,723	Standard Chartered Bank	1/17/2013	(2,993)
	Japanese Yen	61,452,000	775,344	HSBC Bank USA	4/22/2013	28,825
	Pound Sterling	955,883	1,519,085	Bank of America N.A.	2/19/2013	(12,062)
	Pound Sterling	421,331	661,188	Barclays Bank PLC	2/19/2013	(13,707)
	Pound Sterling	200,818	316,730	Credit Suisse	2/19/2013	(4,943)
	Pound Sterling	44,323	70,952	Deutsche Bank AG	2/19/2013	(45)
	Pound Sterling	17,668,994	27,696,786	HSBC Bank USA	2/19/2013	(605,662)
	Swiss Franc	26,927	27,867	Bank of America N.A.	2/11/2013	(1,220)
	Swiss Franc	22,373	23,003	Barclays Bank PLC	2/11/2013	(1,165)
	Swiss Franc	1,277	1,364	Credit Suisse	2/11/2013	(15)
	Swiss Franc	835	886	Deutsche Bank AG	2/11/2013	(15)
	Swiss Franc	1,404	1,519	HSBC Bank USA	2/11/2013	2
			$55,866,751			($2,050,086)

Real Return Bond Fund
The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund.
Fund	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Real Return Bond Fund	Buys
	Australian Dollar	143,000	$149,115	Royal Bank of Canada	1/10/2013	($309)
	Brazilian Real	428,631	210,000	Credit Suisse	12/4/2012	(9,405)
	Brazilian Real	428,736	210,000	Goldman Sachs	12/4/2012	(9,356)
	Brazilian Real	2,267,002	1,112,000	HSBC Bank USA	12/4/2012	(51,067)
	Brazilian Real	418,036	205,000	Morgan Stanley & Company, Inc.	12/4/2012	(9,364)
	Brazilian Real	7,316,447	3,570,000	UBS AG	12/4/2012	(145,980)
	Brazilian Real	5,766,408	2,793,261	HSBC Bank USA	2/4/2013	(118,054)
	Canadian Dollar	109,000	111,222	Royal Bank of Scotland PLC	12/20/2012	(1,528)
	Chinese Yuan Renminbi	39,032,780	6,192,239	UBS AG	2/1/2013	43,061
	Mexican Peso	11,856,016	916,739	HSBC Bank USA	12/3/2012	(45)
	Mexican Peso	10,506,800	800,000	Deutsche Bank AG	4/3/2013	3,332
	Mexican Peso	11,629,350	880,791	HSBC Bank USA	4/3/2013	8,369
	Mexican Peso	226,666	17,343	JPMorgan Chase Bank	4/3/2013	(13)
	Pound Sterling	256,000	407,958	Barclays Bank PLC	12/12/2012	2,188
	Pound Sterling	1,244,000	2,011,686	JPMorgan Chase Bank	12/12/2012	(18,632)
			$19,587,354			($306,803)

	Sells
	Australian Dollar	9,903,000	$10,232,770	JPMorgan Chase Bank	1/10/2013	($72,261)
	Brazilian Real	5,766,408	2,815,629	HSBC Bank USA	12/4/2012	117,010
	Brazilian Real	5,092,443	2,460,355	UBS AG	12/4/2012	77,145
	Canadian Dollar	9,477,000	9,714,371	Deutsche Bank AG	12/20/2012	177,033
	Chinese Yuan Renminbi	38,718,133	6,076,769	JPMorgan Chase Bank	2/1/2013	(108,268)
	Euro	16,920,000	21,999,942	Bank of America N.A.	1/15/2013	(14,934)
	Euro	580,000	752,736	BNP Paribas SA	1/15/2013	(1,911)
	Euro	143,000	184,636	Citibank N.A.	1/15/2013	(1,423)
	Euro	493,000	631,187	Deutsche Bank AG	1/15/2013	(10,263)
	Euro	587,000	750,688	JPMorgan Chase Bank	1/15/2013	(13,067)
	Euro	606,000	782,860	Morgan Stanley & Company, Inc.	1/15/2013	(5,616)
	Mexican Peso	11,629,350	892,232	HSBC Bank USA	12/3/2012	(6,937)
	Mexican Peso	226,666	17,550	JPMorgan Chase Bank	12/3/2012	24
	Pound Sterling	3,819,000	6,201,063	Barclays Bank PLC	12/12/2012	82,518
	Pound Sterling	3,752,000	6,013,475	BNP Paribas SA	12/12/2012	2,274
	Pound Sterling	301,000	482,883	Citibank N.A.	12/12/2012	641
	Pound Sterling	906,000	1,452,871	Royal Bank of Scotland PLC	12/12/2012	1,338
	South African Rand	15,432,279	1,745,555	JPMorgan Chase Bank	1/30/2013	24,156
			$73,207,572			$247,459

Spectrum Income Fund
The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund.
Fund	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Spectrum Income Fund	Buys
	Australian Dollar	890,000	$909,972	HSBC Bank USA	12/12/2012	$18,254
	Brazilian Real	4,050,000	1,942,912	Citibank N.A.	12/4/2012	(47,554)
	Brazilian Real	535,000	253,195	Morgan Stanley & Company, Inc.	2/15/2013	(5,290)
	Brazilian Real	125,000	59,228	State Street Bank and Trust Company	2/15/2013	(1,307)
	Canadian Dollar	1,200,000	1,215,362	Royal Bank of Canada	12/5/2012	(7,375)
	Chilean Peso	133,263,980	274,065	Credit Suisse	2/15/2013	532
	Chinese Yuan Renminbi	3,885,000	617,058	Goldman Sachs	1/9/2013	4,871
	Chinese Yuan Renminbi	3,885,000	614,116	Standard Chartered Bank	1/9/2013	7,814
	Chinese Yuan Renminbi	3,915,000	621,725	Standard Chartered Bank	2/8/2013	3,210
	Chinese Yuan Renminbi	1,920,000	305,538	Citibank N.A.	2/20/2013	510
	Chinese Yuan Renminbi	3,897,000	620,196	Morgan Stanley & Company, Inc.	2/20/2013	986
	Czech Koruna	4,601,000	230,394	Bank of America N.A.	2/15/2013	6,823
	Danish Krone	1,094,030	187,440	State Street Bank and Trust Company	2/15/2013	3,568
	Euro	273,760	354,442	Citibank N.A.	12/10/2012	1,620
	Euro	298,890	385,925	Goldman Sachs	12/10/2012	2,822
	Euro	621,226	792,411	Bank of America N.A.	2/15/2013	16,121
	Euro	203,000	260,297	Citibank N.A.	2/15/2013	3,909
	Euro	70,000	90,540	State Street Bank and Trust Company	2/15/2013	566
	Indian Rupee	16,134,960	296,000	Goldman Sachs	1/22/2013	(1,970)
	Indian Rupee	31,904,000	584,671	HSBC Bank USA	1/22/2013	(3,279)
	Indian Rupee	35,896,000	659,362	Standard Chartered Bank	1/22/2013	(5,223)
	Indian Rupee	95,246,360	1,710,386	Deutsche Bank AG	3/18/2013	9,621
	Indian Rupee	33,145,000	597,606	JPMorgan Chase Bank	3/18/2013	944
	Japanese Yen	126,878,890	1,550,471	Bank of America N.A.	2/15/2013	(10,196)
	Japanese Yen	377,077,545	4,750,224	Morgan Stanley & Company, Inc.	2/15/2013	(172,606)
	Japanese Yen	376,334,000	4,704,881	Standard Chartered Bank	2/15/2013	(136,289)
	Japanese Yen	13,147,000	159,532	State Street Bank and Trust Company	2/15/2013	69
	Malaysian Ringgit	3,630,000	1,164,955	Deutsche Bank AG	12/12/2012	28,563
	Malaysian Ringgit	1,949,049	634,924	JPMorgan Chase Bank	12/21/2012	5,512
	Malaysian Ringgit	148,000	48,193	Standard Chartered Bank	12/21/2012	438
	Malaysian Ringgit	345,983	113,000	State Street Bank and Trust Company	12/21/2012	686
	Malaysian Ringgit	1,882,491	611,000	HSBC Bank USA	2/19/2013	4,924
	Malaysian Ringgit	5,487,000	1,783,265	Standard Chartered Bank	2/19/2013	12,001
	Mexican Peso	11,300,000	874,072	JPMorgan Chase Bank	12/18/2012	(1,471)
	Mexican Peso	9,125,000	704,171	UBS AG	1/7/2013	(801)
	Mexican Peso	19,820,000	1,484,606	Citibank N.A.	2/15/2013	37,663
	New Zealand Dollar	347,000	279,941	Bank of America N.A.	2/15/2013	3,576
	Nigerian Naira	42,193,000	260,210	Barclays Bank PLC	2/15/2013	2,430
	Norwegian Krone	3,555,000	630,845	Credit Suisse	1/22/2013	(4,378)
	Norwegian Krone	7,075,000	1,239,521	HSBC Bank USA	2/5/2013	6,584
	Norwegian Krone	11,047,000	1,913,729	UBS AG	2/15/2013	31,232
	Philippine Peso	21,225,000	515,859	HSBC Bank USA	2/15/2013	4,490
	Polish Zloty	1,966,111	597,402	Bank of America N.A.	2/15/2013	21,819
	Pound Sterling	19,000	30,393	State Street Bank and Trust Company	2/15/2013	42
	Russian Ruble	20,455,000	654,474	HSBC Bank USA	1/22/2013	3,099
	Russian Ruble	87,562,000	2,740,445	HSBC Bank USA	2/15/2013	64,871
	Russian Ruble	38,670,000	1,211,371	UBS AG	2/20/2013	26,597
	Singapore Dollar	424,000	346,476	Standard Chartered Bank	2/15/2013	898
	South Korean Won	147,455,500	134,329	JPMorgan Chase Bank	1/17/2013	1,779
	South Korean Won	561,974,000	517,614	Royal Bank of Canada	1/17/2013	1,110
	South Korean Won	64,092,000	59,076	Standard Chartered Bank	1/17/2013	83
	South Korean Won	54,348,350	49,000	State Street Bank and Trust Company	1/17/2013	1,166
	Swedish Krona	4,075,000	620,418	Deutsche Bank AG	1/22/2013	(8,761)
	Swedish Krona	8,279,000	1,217,191	Goldman Sachs	2/15/2013	24,741
	Swiss Franc	1,418,000	1,503,053	Citibank N.A.	2/15/2013	28,815
	Thailand Baht	29,440,000	955,146	Standard Chartered Bank	2/15/2013	184
	Turkish Lira	159,000	87,084	State Street Bank and Trust Company	2/15/2013	1,129
			$47,729,712			($9,828)

	Sells
	Australian Dollar	1,165,000	$1,195,278	UBS AG	12/12/2012	($19,759)
	Australian Dollar	660,000	671,735	Citibank N.A.	1/9/2013	(15,113)
	Australian Dollar	340,000	350,409	UBS AG	1/9/2013	(3,422)
	Australian Dollar	1,459,000	1,511,097	Goldman Sachs	2/15/2013	(2,850)
	Australian Dollar	49,624	51,293	State Street Bank and Trust Company	2/15/2013	(200)
	Australian Dollar	515,000	532,374	Royal Bank of Canada	2/21/2013	(1,772)
	Brazilian Real	3,300,000	1,585,243	Credit Suisse	12/4/2012	40,877
	Brazilian Real	750,000	365,212	Goldman Sachs	12/4/2012	14,220
	Brazilian Real	13,603,000	6,555,403	Bank of America N.A.	2/15/2013	252,152
	Brazilian Real	4,200,000	1,991,465	Citibank N.A.	3/4/2013	48,909
	Canadian Dollar	355,000	361,334	Goldman Sachs	12/5/2012	3,971
	Canadian Dollar	845,000	856,360	Royal Bank of Canada	12/5/2012	5,735
	Canadian Dollar	433,000	431,722	Morgan Stanley & Company, Inc.	2/15/2013	(3,504)
	Canadian Dollar	171,119	171,444	State Street Bank and Trust Company	2/15/2013	(555)
	Chinese Yuan Renminbi	7,770,000	1,233,948	Standard Chartered Bank	1/9/2013	(9,911)
	Chinese Yuan Renminbi	3,915,000	622,318	HSBC Bank USA	2/8/2013	(2,617)
	Danish Krone	510,000	89,045	State Street Bank and Trust Company	2/15/2013	4
	Euro	268,481	348,368	Citibank N.A.	12/10/2012	(828)
	Euro	378,869	484,508	Deutsche Bank AG	12/10/2012	(8,262)
	Euro	409,647	529,123	JPMorgan Chase Bank	12/10/2012	(3,678)
	Euro	219,285	282,646	Royal Bank of Scotland PLC	12/10/2012	(2,564)
	Euro	1,215,774	1,578,643	State Street Bank and Trust Company	12/10/2012	(2,635)
	Euro	5,432,000	6,853,337	UBS AG	12/10/2012	(211,707)
	Euro	585,000	766,716	UBS AG	1/22/2013	5,513
	Euro	2,245,000	2,907,690	UBS AG	2/5/2013	(13,895)
	Euro	699,892	901,707	Bank of America N.A.	2/15/2013	(9,210)
	Euro	657,177	837,441	HSBC Bank USA	2/15/2013	(17,882)
	Euro	6,201,241	7,900,058	State Street Bank and Trust Company	2/15/2013	(170,919)
	Euro	954,321	1,241,801	UBS AG	2/15/2013	(258)
	Indian Rupee	31,256,540	571,000	Citibank N.A.	1/22/2013	1,407
	Indian Rupee	32,970,000	614,653	Deutsche Bank AG	3/18/2013	19,264
	Indian Rupee	64,355,050	1,179,991	Goldman Sachs	3/18/2013	17,834
	Japanese Yen	75,625,000	967,174	Royal Bank of Scotland PLC	12/12/2012	49,693
	Japanese Yen	91,970,000	1,147,774	Standard Chartered Bank	1/29/2013	31,447
	Japanese Yen	51,696,000	634,645	HSBC Bank USA	2/15/2013	7,070
	Japanese Yen	30,955,000	381,318	Barclay's Bank	2/21/2013	5,513
	Japanese Yen	49,090,000	601,437	Morgan Stanley & Company, Inc.	2/21/2013	5,466
	Malaysian Ringgit	186,841	61,000	JPMorgan Chase Bank	12/21/2012	(394)
	Malaysian Ringgit	237,276	77,000	State Street Bank and Trust Company	12/21/2012	(966)
	Mexican Peso	3,220,000	248,342	JPMorgan Chase Bank	12/18/2012	(311)
	Mexican Peso	2,255,000	175,545	UBS AG	12/18/2012	1,411
	Mexican Peso	4,033,933	304,701	Citibank N.A.	2/15/2013	(5,124)
	Polish Zloty	3,827,000	1,156,578	Deutsche Bank AG	2/15/2013	(48,726)
	Pound Sterling	105,500	168,712	UBS AG	1/10/2013	(304)
	Pound Sterling	420,638	666,392	Bank of America N.A.	2/15/2013	(7,403)
	Pound Sterling	154,887	247,220	Goldman Sachs	2/15/2013	(884)
	Pound Sterling	78,218	124,049	Royal Bank of Canada	2/15/2013	(1,244)
	Pound Sterling	173,990	277,618	State Street Bank and Trust Company	2/15/2013	(1,086)
	Pound Sterling	760,000	1,216,274	Goldman Sachs	2/28/2013	(1,061)
	Russian Ruble	1,612,000	51,521	State Street Bank and Trust Company	2/15/2013	(125)
	South African Rand	1,359,000	150,861	Credit Suisse	2/15/2013	(392)
	South African Rand	260,283	29,389	State Street Bank and Trust Company	2/15/2013	420
	South Korean Won	224,104,000	200,263	Deutsche Bank AG	1/17/2013	(6,594)
	South Korean Won	113,042,500	103,000	State Street Bank and Trust Company	1/17/2013	(1,343)
	Turkish Lira	2,044,000	1,118,651	Credit Suisse	2/15/2013	(15,387)
	Turkish Lira	618,990	342,453	State Street Bank and Trust Company	2/15/2013	(965)
			$56,025,279			($82,944)

Total Return Fund
The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund.
Fund	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Total Return Fund	Buys
	Brazilian Real	9,031,996	$4,414,000	Barclays Capital	12/4/2012	($187,120)
	Brazilian Real	4,225,849	2,063,000	Goldman Sachs	12/4/2012	(85,347)
	Brazilian Real	6,357,010	3,100,000	HSBC Bank USA	12/4/2012	(124,986)
	Brazilian Real	4,908,360	2,400,000	UBS AG	12/4/2012	(102,939)
	Brazilian Real	410,660	200,000	Barclays Capital	2/4/2013	(9,483)
	Brazilian Real	25,267,704	12,246,640	HSBC Bank USA	2/4/2013	(524,207)
	Brazilian Real	821,320	400,000	Morgan Stanley & Company, Inc.	2/4/2013	(18,965)
	Brazilian Real	2,261,010	1,100,000	UBS AG	2/4/2013	(51,051)
	Canadian Dollar	128,000	130,939	Barclays Bank PLC	12/20/2012	(2,124)
	Canadian Dollar	2,307,000	2,357,604	Citibank N.A.	12/20/2012	(35,916)
	Canadian Dollar	951,000	957,603	Deutsche Bank AG	12/20/2012	(548)
	Canadian Dollar	151,000	151,106	HSBC Bank USA	12/20/2012	856
	Chinese Yuan Renminbi	5,681,700	900,000	Citibank N.A.	2/1/2013	7,624
	Chinese Yuan Renminbi	2,524,000	400,000	Goldman Sachs	2/1/2013	3,197
	Euro	43,712,000	56,362,253	Bank of America N.A.	12/4/2012	487,423
	Euro	28,189,000	36,490,661	BNP Paribas SA	12/4/2012	170,566
	Euro	469,000	608,654	Citibank N.A.	12/4/2012	1,304
	Euro	54,282,000	70,566,600	Credit Suisse	12/4/2012	29,898
	Euro	194,000	248,323	HSBC Bank USA	12/4/2012	3,984
	Euro	114,000	144,928	UBS AG	12/4/2012	3,335
	Euro	239,000	310,159	Deutsche Bank AG	1/2/2013	769
	Euro	305,000	394,874	Royal Bank of Canada	1/2/2013	1,917
	Mexican Peso	8,837,026	678,388	Barclays Bank PLC	12/3/2012	4,881
	Mexican Peso	17,811,328	1,307,733	Citibank N.A.	12/3/2012	69,419
	Mexican Peso	377,181	28,120	Credit Suisse	12/3/2012	1,044
	Mexican Peso	6,976,811	536,481	Deutsche Bank AG	12/3/2012	2,958
	Mexican Peso	19,894,384	1,534,563	HSBC Bank USA	12/3/2012	3,649
	Mexican Peso	20,349,034	1,570,626	JPMorgan Chase Bank	12/3/2012	2,738
	Mexican Peso	591,858,285	45,856,776	Morgan Stanley & Company, Inc.	12/3/2012	(94,950)
	Mexican Peso	38,292,742	2,925,278	UBS AG	12/3/2012	35,474
	Mexican Peso	37,296,926	2,795,291	HSBC Bank USA	4/3/2013	56,370
	Mexican Peso	200,000,000	15,049,376	JPMorgan Chase Bank	4/3/2013	242,288
	Mexican Peso	1,609,545	122,218	Morgan Stanley & Company, Inc.	4/3/2013	845
	Mexican Peso	4,777,979	362,679	UBS AG	4/3/2013	2,637
	Pound Sterling	12,050,000	19,316,150	Barclays Bank PLC	12/4/2012	(10,234)
	Singapore Dollar	8,170	6,708	Barclays Bank PLC	1/25/2013	(17)
			$288,037,731			($114,711)

	Sells
	Brazilian Real	21,978,924	$10,731,897	HSBC Bank USA	12/4/2012	$445,990
	Brazilian Real	2,544,291	1,229,245	UBS AG	12/4/2012	38,543
	Canadian Dollar	951,000	957,932	Deutsche Bank AG	12/3/2012	566
	Canadian Dollar	61,000	62,403	BNP Paribas SA	12/20/2012	1,015
	Canadian Dollar	31,355,000	32,372,299	Citibank N.A.	12/20/2012	817,671
	Canadian Dollar	28,289,000	28,967,737	Deutsche Bank AG	12/20/2012	498,628
	Chinese Yuan Renminbi	1,894,500	300,190	Barclays Capital	2/1/2013	(2,447)
	Chinese Yuan Renminbi	1,259,000	200,000	Credit Suisse	2/1/2013	(1,119)
	Chinese Yuan Renminbi	5,052,200	800,000	UBS AG	2/1/2013	(7,065)
	Euro	38,000	48,341	Barclays Bank PLC	12/4/2012	(1,080)
	Euro	126,336,000	163,146,268	BNP Paribas SA	12/4/2012	(1,160,116)
	Euro	586,000	746,910	Credit Suisse	12/4/2012	(15,213)
	Euro	43,712,000	56,384,633	Bank of America N.A.	1/2/2013	(482,626)
	Euro	28,189,000	36,505,742	BNP Paribas SA	1/2/2013	(166,824)
	Euro	54,282,000	70,589,941	Credit Suisse	1/2/2013	(28,391)
	Euro	8,200,000	10,066,894	UBS AG	1/31/2013	(603,862)
	Euro	3,900,000	4,909,733	UBS AG	2/28/2013	(166,844)
	Euro	983,251	1,294,302	BNP Paribas SA	6/21/2013	12,971
	Euro	1,800,000	2,272,005	BNP Paribas SA	8/14/2013	(75,095)
	Euro	4,200,000	5,276,880	Bank of America N.A.	9/4/2013	(200,973)
	Euro	1,500,000	1,893,555	UBS AG	9/4/2013	(62,821)
	Euro	1,068,822	1,403,871	UBS AG	9/20/2013	9,566
	Euro	900,000	1,137,051	BNP Paribas SA	4/1/2014	(39,838)
	Euro	700,000	887,145	Citibank N.A.	4/1/2014	(28,213)
	Euro	1,300,000	1,643,889	BNP Paribas SA	6/2/2014	(57,324)
	Euro	1,100,000	1,394,800	Credit Suisse	6/2/2014	(44,688)
	Euro	900,000	1,138,500	BNP Paribas SA	7/1/2014	(39,672)
	Euro	800,000	1,012,480	BNP Paribas SA	8/1/2014	(35,173)
	Japanese Yen	806,911,000	10,296,816	Barclays Bank PLC	12/10/2012	507,626
	Japanese Yen	15,403,000	186,995	BNP Paribas SA	12/10/2012	130
	Japanese Yen	1,290,000,000	16,161,363	Bank of America N.A.	2/12/2013	501,533
	Japanese Yen	1,610,000,000	20,170,459	Citibank N.A.	2/12/2013	626,020
	Japanese Yen	560,000,000	7,014,046	UBS AG	2/12/2013	215,980
	Mexican Peso	22,560,540	1,701,268	HSBC Bank USA	12/3/2012	(43,088)
	Mexican Peso	644,875,671	47,850,090	JPMorgan Chase Bank	12/3/2012	(2,010,981)
	Mexican Peso	36,960,579	2,717,280	UBS AG	12/3/2012	(140,471)
	Mexican Peso	70,991,467	5,417,955	Credit Suisse	2/7/2013	(38,508)
	Mexican Peso	549,348,836	42,133,471	Morgan Stanley & Company, Inc.	4/3/2013	131,183
	Pound Sterling	12,050,000	19,328,200	Goldman Sachs	12/4/2012	22,284
	Pound Sterling	12,050,000	19,315,608	Barclays Bank PLC	12/12/2012	9,909
			$629,668,194			($1,612,817)

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

Options are traded either over-the-counter or on an exchange. When a Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When a Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended November 30, 2012, the Funds used purchased options for the following reasons: Global Bond Fund used purchased options to manage against anticipated currency exchange rates, manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund. Health Sciences Fund used purchased options to manage against anticipated changes in securities markets and to gain exposure to certain securities. Real Return Bond Fund used purchased options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

The following tables summarize the Funds’ written options activities during the period ended November 30, 2012 and the contracts held at November 30, 2012.

	Number of Contracts	Premiums Received
Capital Appreciation Value Fund
Outstanding, beginning of period	52,447	$7,333,280
Options written	1,475	305,868
Option closed	(9,988)	(1,129,347)
Options exercised	(17,998)	(2,680,889)
Options expired	(1,482)	(192,738)
Outstanding, end of period	24,454	$3,636,174

Global Bond Fund
Outstanding, beginning of period	199,500,000	$2,603,355
Options written	46,000,000	701,540
Option closed	(42,800,000)	(57,500)
Options exercised	-	-
Options expired	-	-
Outstanding, end of period	202,700,000	$3,247,395

Health Sciences Fund
Outstanding, beginning of period	10,046	$6,134,358
Options written	3,427	1,972,505
Option closed	(820)	(604,211)
Options exercised	(284)	(188,584)
Options expired	(1,008)	(358,108)
Outstanding, end of period	11,361	$6,955,960

High Yield Fund
Outstanding, beginning of year	206,774,000	$1,114,941
Options written	38,610,000	150,579
Options closed	(19,206,000)	(134,442)
Options exercised	-	-
Options expired	(226,178,000)	(1,131,078)
Outstanding, end of year	-	-

Mutual Shares Fund
Outstanding, beginning of period	-	-
Options written	439	$81,864
Option closed	(329)	(62,659)
Options exercised	-	-
Options expired	(60)	(17,335)
Outstanding, end of period	50	$1,870

Real Return Bond Fund
Outstanding, beginning of period	183,300,000	$1,368,750
Options written	161,900,000	473,375
Option closed	(95,800,000)	(249,080)
Options exercised	-	-
Options expired	-	-
Outstanding, end of period	249,400,000	$1,593,045

Redwood Fund
Outstanding, beginning of period	113,284	$91,766,043
Options written	83,530	62,665,592
Option closed	(59,027)	(53,441,775)
Options exercised	(8,182)	(8,282,729)
Options expired	(1,733)	(341,352)
Outstanding, end of period	127,872	$92,365,779

Total Return Fund
Outstanding, beginning of period	752,300,000	$3,789,811
Options written	213,600,000	616,679
Option closed	(639,700,000)	(2,633,624)
Options exercised	-	-
Options expired	-	-
Outstanding, end of period	326,200,000	$1,772,866

Options on Securities

Capital Appreciation Value Fund
The Fund used written options to manage against anticipated changes in securities markets.

Fund	Name of Issuer	Exercise Price	Expiration date	Number of Contracts	Premium	Value
Capital Appreciation Value Fund	Calls
	Accenture PLC, Class A	$65.00	Jan 2013	245	$44,942	($101,675)
	AT&T, Inc.	32.00	Jan 2013	3	777	(694)
	AT&T, Inc.	35.00	Jan 2013	762	68,187	(28,194)
	AT&T, Inc.	34.00	Jan 2013	1	131	(81)
	Cisco Systems, Inc.	22.00	Jan 2013	2,300	193,426	(3,450)
	Cisco Systems, Inc.	17.50	Jan 2013	3,395	298,065	(533,015)
	EOG Resources, Inc.	115.00	Jan 2013	71	45,727	(43,487)
	EOG Resources, Inc.	110.00	Jan 2013	71	58,606	(67,982)
	Express Scripts Holding Company	60.00	Jan 2013	17	5,083	(400)
	Ingersoll Rand PLC	40.00	Jan 2013	983	315,229	(860,125)
	JPMorgan Chase & Company	50.00	Jan 2013	2,893	450,135	(5,786)
	JPMorgan Chase & Company	45.00	Jan 2014	949	247,683	(239,623)
	Microsoft Corp.	30.00	Jan 2013	1,510	236,124	(8,305)
	PepsiCo, Inc.	72.50	Jan 2013	1,128	146,322	(23,688)
	PepsiCo, Inc.	70.00	Jan 2013	196	48,415	(19,306)
	Pfizer, Inc.	22.50	Jan 2013	849	85,747	(219,042)
	Texas Instruments, Inc.	40.00	Jan 2013	787	55,069	(1,180)
	The Procter & Gamble Company	70.00	Jan 2013	512	81,227	(54,016)
	The Procter & Gamble Company	65.00	Jan 2013	2,983	426,842	(1,491,500)
	The Procter & Gamble Company	67.50	Jan 2013	588	72,883	(161,406)
	The Walt Disney Company	50.00	Jan 2013	1,184	227,029	(92,944)
	The Walt Disney Company	45.00	Jan 2013	525	132,108	(245,438)
	The Walt Disney Company	46.00	Jan 2013	525	115,555	(192,938)
	The Walt Disney Company	47.00	Jan 2013	656	150,968	(179,416)
	The Walt Disney Company	55.00	Jan 2013	1,321	129,894	(3,963)
				24,454	$3,636,174	($4,577,654)

Health Sciences Fund
The Fund used written options to manage against anticipated changes in securities markets and to gain exposure to certain securities.

Fund	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Health Sciences Fund	Calls
	Alexion Pharmaceutical, Inc.	$100.00	Jan 2013	46	$27,549	($11,730)
	Alexion Pharmaceutical, Inc.	115.00	Jan 2013	49	23,372	(980)
	Alexion Pharmaceutical, Inc.	110.00	Jan 2013	29	6,511	(1,377)
	Allergan, Inc.	105.00	Jan 2013	24	7,248	(180)
	Amgen, Inc.	85.00	Jan 2013	77	11,319	(36,767)
	Amgen, Inc.	75.00	Jan 2013	46	10,350	(64,745)
	Amgen, Inc.	80.00	Jan 2013	69	8,837	(63,307)
	Auxilium Pharmaceuticals, Inc.	25.00	Dec 2012	95	16,815	(713)
	Biogen Idec, Inc.	135.00	Jan 2013	52	41,963	(82,160)
	Catamaran Corp.	60.00	Apr 2013	47	10,434	(4,583)
	Celgene Corp.	85.00	Jan 2013	115	28,711	(7,763)
	Celgene Corp.	90.00	Jan 2013	161	38,474	(3,059)
	Celgene Corp.	75.00	Jan 2013	154	34,341	(77,385)
	Celgene Corp.	87.50	Apr 2013	72	18,143	(13,320)
	Celgene Corp.	90.00	Apr 2013	72	8,964	(9,432)
	Centene Corp.	45.00	Dec 2012	10	1,679	(1,200)
	Centene Corp.	47.50	Mar 2013	98	17,101	(24,010)
	Covidien PLC	57.50	Jan 2013	102	13,974	(18,105)
	DaVita, Inc.	110.00	Jan 2013	52	8,992	(14,300)
	Edwards Lifesciences Corp.	110.00	May 2013	22	4,334	(1,870)
	Eli Lilly & Company, Inc.	45.00	Jan 2013	42	8,484	(18,270)
	Eli Lilly & Company, Inc.	55.00	Apr 2013	13	1,424	(546)
	Express Scripts Holding Company	70.00	Jan 2013	77	9,191	(154)
	Express Scripts Holding Company	67.50	Jan 2013	51	8,262	(128)
	Express Scripts Holding Company	65.00	Jan 2013	70	16,794	(420)
	Express Scripts Holding Company	60.00	Feb 2013	24	3,480	(1,488)
	Gilead Sciences, Inc.	80.00	Feb 2013	73	12,210	(11,425)
	Gilead Sciences, Inc.	85.00	May 2013	97	18,914	(18,139)
	Hospira, Inc.	35.00	Jan 2013	103	17,715	(515)
	Incyte Corp.	25.00	Dec 2012	94	12,408	(470)
	Insulet Corp.	22.50	Dec 2012	99	12,449	(4,703)
	Intuitive Surgical, Inc.	550.00	Jan 2013	12	35,963	(13,260)
	McKesson Corp.	95.00	Jan 2013	75	15,775	(13,688)
	McKesson Corp.	100.00	Jan 2013	23	6,773	(805)
	Merck & Company, Inc.	40.00	Jan 2013	44	5,676	(18,920)
	Monsanto Company	90.00	Jan 2013	26	11,752	(9,750)
	Monsanto Company	100.00	Apr 2013	96	20,024	(17,808)
	Pharmacyclics, Inc.	80.00	Jan 2013	50	26,537	(1,500)
	Pharmacyclics, Inc.	85.00	Feb 2013	50	23,724	(2,000)
	Pharmacyclics, Inc.	75.00	Feb 2013	123	58,887	(10,763)
	Regeneron Pharmaceuticals, Inc.	135.00	Jan 2013	73	82,518	(313,535)
	Regeneron Pharmaceuticals, Inc.	170.00	Jan 2013	46	29,351	(66,930)
	Regeneron Pharmaceuticals, Inc.	160.00	Jan 2013	46	39,147	(98,440)
	Regeneron Pharmaceuticals, Inc.	150.00	Jan 2013	51	39,933	(149,175)
	The Cooper Companies, Inc.	115.00	May 2013	29	7,163	(3,552)
	UnitedHealth Group, Inc.	65.00	Jan 2013	153	21,726	(229)
	Valeant Pharmaceuticals International, Inc.	65.00	Jan 2013	181	69,730	(5,882)
	Valeant Pharmaceuticals International, Inc.	65.00	Apr 2013	151	66,855	(24,915)
	Valeant Pharmaceuticals International, Inc.	70.00	Apr 2013	143	23,308	(11,797)
	Vertex Pharmaceuticals, Inc.	70.00	Jan 2013	149	54,309	(745)
	Vertex Pharmaceuticals, Inc.	65.00	Jan 2013	154	30,861	(770)
	Zimmer Holdings, Inc.	65.00	Jan 2013	50	10,975	(11,375)
	Zimmer Holdings, Inc.	70.00	Jan 2013	125	19,812	(4,687)
				3,985	$1,161,241	($1,273,770)
	Puts
	Abbott Laboratories	$62.50	Jan 2013	97	$57,423	($6,547)
	Agilent Technologies, Inc.	45.00	Jan 2013	20	18,640	(13,600)
	Alexion Pharmaceutical, Inc.	100.00	Jan 2013	19	20,754	(12,350)
	Alexion Pharmaceutical, Inc.	95.00	Jan 2013	18	25,585	(6,660)
	Alexion Pharmaceutical, Inc.	110.00	Jan 2013	33	32,436	(47,850)
	Alexion Pharmaceutical, Inc.	115.00	Jan 2013	43	51,405	(81,485)
	Alexion Pharmaceutical, Inc.	100.00	May 2013	5	7,860	(5,450)
	Allergan, Inc.	90.00	Jan 2013	61	48,123	(7,472)
	AMERIGROUP Corp.	70.00	Jan 2013	31	34,327	(77)
	Amgen, Inc.	85.00	Jan 2013	76	53,900	(6,878)
	AthenaHeath, Inc.	70.00	Mar 2013	48	34,555	(51,120)
	Baxter International, Inc.	65.00	Jan 2013	39	62,282	(5,265)
	Baxter International, Inc.	60.00	Jan 2013	39	38,492	(1,228)
	Biogen Idec, Inc.	115.00	Jan 2013	73	119,539	(1,643)
	Biogen Idec, Inc.	120.00	Jan 2013	25	45,492	(812)
	Biogen Idec, Inc.	145.00	Jan 2013	45	88,598	(19,350)
	Biogen Idec, Inc.	135.00	Jan 2013	93	162,467	(14,182)
	Biogen Idec, Inc.	140.00	Jan 2013	96	163,408	(24,480)
	Bristol-Myers Squibb Company	34.00	Jan 2013	127	30,739	(23,177)
	Bristol-Myers Squibb Company	35.00	Jan 2013	224	74,643	(61,040)
	Catamaran Corp.	52.50	Apr 2013	24	16,128	(16,800)
	Celgene Corp.	60.00	Jan 2013	24	13,728	(288)
	Celgene Corp.	70.00	Jan 2013	18	13,466	(963)
	Celgene Corp.	72.50	Jan 2013	18	15,906	(1,539)
	Centene Corp.	32.50	Dec 2012	49	28,823	(613)
	Cerner Corp.	80.00	Jan 2013	23	17,943	(9,890)
	Cerner Corp.	85.00	Jan 2013	23	24,582	(19,090)
	Cerner Corp.	80.00	Jun 2013	4	3,588	(3,140)
	CVS Caremark Corp.	45.00	Jan 2013	199	107,615	(11,343)
	CVS Caremark Corp.	50.00	Jan 2013	233	156,331	(86,210)
	DaVita, Inc.	110.00	Jan 2013	23	11,661	(11,270)
	Edwards Lifesciences Corp.	105.00	Jan 2013	23	25,730	(42,895)
	Edwards Lifesciences Corp.	100.00	Jan 2013	22	18,193	(31,900)
	Edwards Lifesciences Corp.	70.00	Jan 2013	30	26,118	(675)
	Edwards Lifesciences Corp.	115.00	Feb 2013	50	62,903	(142,500)
	Eli Lilly & Company, Inc.	40.00	Jan 2013	272	82,439	(1,768)
	Eli Lilly & Company, Inc.	48.00	Apr 2013	201	100,260	(42,411)
	Eli Lilly & Company, Inc.	55.00	Jan 2014	96	62,112	(86,640)
	Express Scripts Holding Company	55.00	Jan 2013	47	41,208	(11,327)
	Express Scripts Holding Company	50.00	Jan 2013	28	18,256	(1,484)
	Express Scripts Holding Company	57.50	Jan 2013	47	37,928	(19,740)
	Express Scripts Holding Company	65.00	Feb 2013	76	48,031	(86,070)
	Express Scripts Holding Company	55.00	Jan 2014	10	7,170	(6,925)
	Forest Laboratories, Inc.	35.00	Jan 2013	48	22,655	(4,800)
	Forest Laboratories, Inc.	40.00	Jan 2013	200	118,398	(95,000)
	Forest Laboratories, Inc.	42.00	Feb 2013	127	93,172	(92,710)
	Gilead Sciences, Inc.	35.00	Jan 2013	15	7,380	(30)
	Gilead Sciences, Inc.	60.00	Jan 2013	39	37,964	(643)
	Gilead Sciences, Inc.	55.00	Jan 2013	39	26,207	(331)
	Gilead Sciences, Inc.	70.00	Feb 2013	26	22,541	(4,238)
	Gilead Sciences, Inc.	75.00	Feb 2013	48	37,895	(16,800)
	Gilead Sciences, Inc.	75.00	May 2013	48	42,335	(26,040)
	Gilead Sciences, Inc.	70.00	Jan 2014	26	30,861	(15,860)
	HCA Holdings, Inc.	34.50	Mar 2013	75	39,546	(29,250)
	Humana, Inc.	85.00	Jan 2013	51	61,791	(100,470)
	Humana, Inc.	97.50	Jan 2013	67	100,797	(215,070)
	Impax Laboratories, Inc.	25.00	Mar 2013	51	15,657	(25,245)
	Incyte Corp.	20.00	Dec 2012	41	11,767	(10,455)
	Intermune, Inc.	20.00	Jan 2013	38	25,786	(40,660)
	Intuitive Surgical, Inc.	400.00	Jan 2013	6	23,982	(450)
	Intuitive Surgical, Inc.	500.00	Jan 2013	10	49,744	(9,450)
	Johnson & Johnson	67.50	Jan 2013	69	45,332	(2,553)
	Johnson & Johnson	70.00	Jan 2013	147	121,051	(16,905)
	Medicines Company	25.00	Jan 2013	2	954	(870)
	Medicis Pharmaceutical, Class A	38.00	Jan 2013	25	11,845	(6,188)
	Medivation, Inc.	25.00	Jan 2013	18	21,872	(5,445)
	Medivation, Inc.	27.50	Jan 2014	168	194,501	(215,040)
	Medtronic, Inc.	40.00	Jan 2013	96	49,151	(4,704)
	Merck & Company, Inc.	45.00	Jan 2013	102	85,117	(16,881)
	Merck & Company, Inc.	46.00	Jan 2013	47	25,444	(11,351)
	Monsanto Company	80.00	Jan 2013	15	24,930	(645)
	Monsanto Company	75.00	Jan 2013	22	15,969	(451)
	Nuance Communications, Inc.	30.00	Jan 2013	73	45,048	(52,195)
	Nuance Communications, Inc.	25.00	Jan 2013	28	10,427	(8,260)
	Nuance Communications, Inc.	25.00	Jan 2014	22	15,554	(11,440)
	Onyx Pharmaceuticals, Inc.	70.00	Jan 2013	71	70,785	(12,780)
	Onyx Pharmaceuticals, Inc.	75.00	Jan 2013	71	97,110	(25,915)
	Onyx Pharmaceuticals, Inc.	75.00	Feb 2013	50	47,099	(27,500)
	Onyx Pharmaceuticals, Inc.	75.00	Jan 2014	43	59,810	(54,180)
	Onyx Pharmaceuticals, Inc.	90.00	Jan 2014	57	94,824	(124,260)
	Pfizer, Inc.	25.00	Jan 2013	411	181,658	(20,550)
	Pfizer, Inc.	22.50	Jan 2013	306	82,315	(1,683)
	Pfizer, Inc.	27.00	Jan 2013	379	203,950	(76,558)
	Pharmacyclics, Inc.	60.00	Jan 2013	29	21,343	(26,390)
	Pharmacyclics, Inc.	65.00	Feb 2013	29	30,862	(40,600)
	Pharmacyclics, Inc.	50.00	May 2013	14	11,906	(9,940)
	Pharmacyclics, Inc.	50.00	Jan 2014	14	16,761	(16,380)
	Quest Diagnostics, Inc.	65.00	Feb 2013	71	49,131	(54,670)
	Regeneron Pharmaceuticals, Inc.	115.00	Jan 2013	18	31,802	(315)
	Regeneron Pharmaceuticals, Inc.	105.00	Jan 2013	36	63,885	(630)
	Regeneron Pharmaceuticals, Inc.	165.00	Jan 2013	14	18,256	(7,560)
	Regeneron Pharmaceuticals, Inc.	160.00	Jan 2013	14	15,096	(5,460)
	Sarepta Therapeutics, Inc.	50.00	Feb 2013	62	106,575	(139,500)
	St. Jude Medical, Inc.	45.00	Jan 2013	35	31,744	(38,325)
	St. Jude Medical, Inc.	40.00	Jan 2013	76	34,414	(45,980)
	St. Jude Medical, Inc.	30.00	Jan 2014	29	10,933	(8,410)
	Stryker Corp.	65.00	Jan 2013	10	15,570	(10,550)
	Stryker Corp.	60.00	Jan 2013	25	28,987	(15,250)
	Teva Pharmaceutical Industries, Ltd., ADR	45.00	Jan 2013	15	13,755	(7,088)
	Teva Pharmaceutical Industries, Ltd., ADR	50.00	Jan 2013	76	68,741	(73,150)
	Teva Pharmaceutical Industries, Ltd., ADR	52.50	Jan 2013	28	25,046	(33,950)
	Teva Pharmaceutical Industries, Ltd., ADR	55.00	Jan 2013	17	18,479	(24,863)
	The Cooper Companies, Inc.	100.00	Feb 2013	100	97,198	(75,000)
	The Cooper Companies, Inc.	100.00	May 2013	19	17,543	(18,905)
	Thermo Fisher Scientific, Inc.	65.00	Jun 2013	38	24,585	(19,760)
	UnitedHealth Group, Inc.	55.00	Jan 2013	25	19,302	(5,075)
	UnitedHealth Group, Inc.	60.00	Jan 2014	68	62,140	(65,280)
	Valeant Pharmaceuticals International, Inc.	47.00	Jan 2013	31	26,101	(2,093)
	Valeant Pharmaceuticals International, Inc.	45.00	Jan 2013	31	23,002	(1,628)
	Valeant Pharmaceuticals International, Inc.	50.00	Jan 2013	18	14,181	(2,025)
	Valeant Pharmaceuticals International, Inc.	60.00	Jan 2013	24	24,647	(13,800)
	Vertex Pharmaceuticals, Inc.	45.00	Jan 2013	97	117,077	(56,745)
	Vertex Pharmaceuticals, Inc.	65.00	Jan 2013	97	135,898	(244,925)
	Vertex Pharmaceuticals, Inc.	60.00	Jan 2013	28	31,429	(56,700)
	Vertex Pharmaceuticals, Inc.	55.00	Jan 2013	20	16,540	(30,500)
	Warner Chilcott PLC, Class A	16.00	Jan 2013	24	11,928	(10,560)
	WellPoint, Inc.	70.00	Jan 2013	94	77,267	(135,360)
	Zimmer Holdings, Inc.	65.00	Jan 2013	31	35,556	(4,418)
	Zimmer Holdings, Inc.	70.00	Jan 2013	50	35,349	(22,750)
	Zimmer Holdings, Inc.	70.00	Mar 2013	40	27,679	(21,600)
				7,376	$5,794,719	($3,756,138)

Mutual Shares Fund
The Fund used written options to manage against anticipated changes in securities markets and to maintain diversity and liquidity of the Fund.

Fund	Name of Issuer	Exercise Price	Expiration date	Number of Contracts	Premium	Value
Mutual Shares Fund	Calls
	Symantec Corp.	$20.00	Dec 2012	50	$1,870	($500)
				50	$1,870	($500)

Redwood Fund
The Fund used written options to manage against anticipated changes in securities markets, to gain exposure to certain securities and to maintain diversity and liquidity of the Fund.

Fund	Name of Issuer	Exercise Price	Expiration date	Number of Contracts	Premium	Value
Redwood Fund	Calls
	Abercrombie & Fitch Company, Class A	$38.00	Jan 2013	656	$906,354	($554,320)
	Aetna, Inc.	40.00	Jan 2013	2,867	2,370,957	(1,010,618)
	Allergan, Inc.	80.00	Apr 2013	1,046	1,257,333	(1,448,710)
	Apple, Inc.	535.00	Jan 2014	384	6,060,505	(4,128,960)
	Autoliv, Inc.	50.00	Jun 2013	1,377	1,244,740	(1,638,630)
	Avon Products, Inc.	14.00	Apr 2013	3,444	1,196,368	(490,770)
	Baxter International, Inc.	50.00	Jan 2013	477	411,154	(775,125)
	Baxter International, Inc.	52.50	Apr 2013	534	420,233	(739,590)
	Broadcom Corp. Class A	30.00	Jan 2013	1,885	1,717,844	(544,765)
	Cameron International Corp.	47.00	Jan 2014	1,704	2,373,424	(2,078,880)
	CBS Corp., Class B	25.00	Jan 2014	3,534	3,952,069	(4,152,450)
	Citigroup, Inc.	30.00	Jan 2013	2,410	2,213,521	(1,192,950)
	Citigroup, Inc.	32.00	Jun 2013	1,326	943,523	(656,370)
	Citrix Systems, Inc.	55.00	Jan 2013	927	1,654,056	(667,440)
	Coach, Inc.	50.00	Jan 2013	1,507	2,619,544	(1,205,600)
	Comerica, Inc.	28.00	Apr 2013	3,017	1,330,907	(782,911)
	Consol Energy, Inc.	30.00	Jan 2013	1,650	1,984,763	(410,850)
	Danaher Corp.	47.00	Jan 2014	1,877	1,617,883	(1,773,765)
	EOG Resources, Inc.	85.00	Jan 2013	382	975,676	(1,243,410)
	EOG Resources, Inc.	95.00	Apr 2013	491	996,148	(1,243,457)
	Estee Lauder Companies, Class A	52.50	Jan 2014	1,576	2,262,181	(1,560,240)
	Express Scripts Holding Company	52.50	Feb 2013	1,593	1,301,784	(501,795)
	Ford Motor Company	10.00	Jan 2013	7,929	2,289,561	(1,197,279)
	Freeport McMoRan Copper & Gold, Inc.	31.00	May 2013	1,163	1,037,339	(1,005,995)
	HCA Holdings, Inc.	25.50	Jun 2013	4,234	2,993,247	(3,175,500)
	Intel Corp.	21.00	Jul 2013	2,095	194,769	(175,980)
	International Paper Company	28.00	Apr 2013	3,196	2,668,818	(2,980,270)
	JPMorgan Chase & Company	28.00	Jan 2013	11	8,547	(14,355)
	Juniper Networks, Inc.	17.50	Jan 2013	1,647	855,582	(205,875)
	Las Vegas Sands Corp.	38.00	Jan 2014	2,998	3,288,645	(3,245,335)
	LyondellBasell Industries, Class A	37.25	Jun 2013	1,656	1,872,846	(2,185,920)
	Mead Johnson Nutrition Company	55.00	May 2013	1,427	1,297,072	(1,958,557)
	Microsoft Corp.	26.00	Apr 2013	3,810	1,704,444	(666,750)
	Monster Beverage Corp.	45.00	Mar 2013	1,088	1,298,606	(1,039,040)
	Morgan Stanley	12.00	Apr 2013	5,122	2,750,303	(2,612,220)
	NetApp, Inc.	30.00	Jan 2013	1,665	554,333	(429,570)
	Oracle Corp.	28.00	Mar 2013	4,872	2,465,144	(2,168,040)
	Owens Corning	25.00	Feb 2013	2,285	1,570,918	(2,182,175)
	Potash Corp. of Saskatchewan	38.00	Mar 2013	1,863	1,154,762	(426,627)
	Riverbed Technology, Inc.	18.00	Dec 2012	2,146	1,028,804	(139,490)
	SanDisk Corp.	35.00	Apr 2013	1,272	1,451,383	(779,100)
	Skyworks Solutions, Inc.	20.00	Feb 2013	3,878	2,123,354	(1,357,300)
	Southwestern Energy Company	30.00	Mar 2013	2,192	1,324,258	(1,216,560)
	Suncor Energy, Inc.	28.00	Jan 2013	2,488	829,095	(1,206,680)
	The Boeing Company	55.00	Jan 2013	19	28,651	(36,813)
	Tiffany & Company	50.00	May 2013	997	1,018,882	(1,031,895)
	Transocean, Ltd.	35.00	Jan 2013	1,841	2,620,342	(2,061,920)
	United Continental Holdings	15.00	Jan 2013	2,970	2,312,322	(1,574,100)
	United States Steel Corp.	21.00	Jan 2013	3,679	1,354,483	(584,961)
	UnitedHealth Group, Inc.	47.00	Jan 2014	1,230	1,585,086	(1,214,625)
	Walgreen Company	31.00	Jan 2013	3,228	1,481,790	(1,016,820)
	Western Digital Corp.	30.00	Jan 2013	1,942	2,065,086	(747,670)
	Whole Foods Market, Inc.	75.00	Jan 2014	653	1,816,967	(1,519,858)
				110,260	$88,856,406	($68,958,886)
	Puts
	American Express Company	$47.00	Jan 2013	3,400	$596,149	($44,200)
	AT&T, Inc.	31.00	Jul 2013	3,261	397,738	(402,734)
	Caterpillar, Inc.	75.00	Jan 2013	1,500	452,804	(72,000)
	Google, Inc., Class A	545.00	Jan 2014	351	915,026	(742,365)
	Hasbro, Inc.	32.50	Jan 2013	2,200	455,214	(22,000)
	Pfizer, Inc.	19.00	Mar 2013	6,900	692,442	(37,950)
				17,612	$3,509,373	($1,321,249)

Interest Rate Swaptions (OTC)

An interest rate swaption is an option to enter into an interest rate swap.

Global Bond Fund
The Fund used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.
Fund	Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Global Bond Fund	Calls
	5-Year Interest Rate Swap	Bank of America N.A	3 Month USD-LIBOR	Receive	1.40%	Mar 2013	USD	4,000,000	$27,600	($113,592)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.40%	Mar 2013	USD	11,100,000	58,510	(315,218)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.70%	Mar 2013	USD	62,200,000	738,315	(2,671,179)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	1.70%	Mar 2013	USD	5,200,000	73,320	(223,314)
								82,500,000	$897,745	($3,323,303)
	Puts
	5-Year Interest Rate Swap	Bank of America N.A	3 Month USD-LIBOR	Receive	1.40%	Mar 2013	USD	4,000,000	$95,200	($1,636)
	5-Year Interest Rate Swap	Bank of America N.A	3 Month USD-LIBOR	Receive	2.50%	Sep 2015	USD	21,000,000	399,000	(289,002)
	5-Year Interest Rate Swap	Citibank N.A	3 Month USD-LIBOR	Receive	2.50%	Sep 2015	USD	13,000,000	245,040	(178,906)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.70%	Mar 2013	USD	62,200,000	1,171,500	(6,718)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.40%	Mar 2013	USD	11,100,000	311,060	(4,540)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	1.70%	Mar 2013	USD	5,200,000	86,320	(561)
								116,500,000	2,308,120	($481,363)

Real Return Bond Fund
The Fund used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

Fund	Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Real Return Bond Fund	Calls
	2-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3 Month USD-LIBOR	Receive	1.50%	Dec 2012	USD	10,300,000	$29,484	($52,342)
	2-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3 Month USD-LIBOR	Receive	1.40%	Dec 2012	USD	16,700,000	46,760	(56,925)
	2-Year Interest Rate Swap	JPMorgan Chase Bank	3 Month USD-LIBOR	Receive	1.50%	Dec 2012	USD	30,300,000	100,217	(153,978)
	5-Year Interest Rate Swap	Citibank N.A	3 Month USD-LIBOR	Receive	1.70%	Mar 2013	USD	5,500,000	64,900	(236,197)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.70%	Mar 2013	USD	16,400,000	194,175	(704,298)
	5-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	0.75%	Mar 2013	USD	7,900,000	18,170	(19,766)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	0.75%	Mar 2013	USD	14,500,000	34,256	(36,279)
								101,600,000	$487,962	($1,259,785)
	Puts
	2-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3 Month USD-LIBOR	Receive	1.50%	Dec 2012	USD	10,300,000	$29,484	($2,610)
	2-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3 Month USD-LIBOR	Receive	1.40%	Dec 2012	USD	16,700,000	46,760	(8,773)
	2-Year Interest Rate Swap	JPMorgan Chase Bank	3 Month USD-LIBOR	Receive	1.50%	Dec 2012	USD	30,300,000	100,217	(7,677)
	5-Year Interest Rate Swap	Citibank N.A	3 Month USD-LIBOR	Receive	1.70%	Mar 2013	USD	5,500,000	103,400	(594)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.70%	Mar 2013	USD	16,400,000	319,125	(1,771)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	2.85%	Apr 2014	USD	16,900,000	202,800	(24,826)
	5-Year Interest Rate Swap	JPMorgan Chase Bank	3 Month USD-LIBOR	Receive	1.40%	Mar 2013	USD	7,900,000	20,540	(3,231)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	1.40%	Mar 2013	USD	14,500,000	34,257	(5,931)
	10-Year Interest Rate Swap	Deutsche Bank AG	6 Month EURIBOR	Receive	2.15%	Jan 2013	EUR	2,500,000	13,230	(85)
								121,000,000	$869,813	($55,498)

Total Return Fund
The Fund used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

Fund	Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Total Return Fund	Calls
	5-Year Interest Rate Swap	Bank of America N.A	3 Month USD-LIBOR	Receive	0.75%	Mar 2013	USD	28,100,000	$43,800	($70,306)
	5-Year Interest Rate Swap	Citibank N.A	6 Month EURIBOR	Receive	0.90%	Jan 2013	EUR	3,500,000	15,233	(16,246)
	5-Year Interest Rate Swap	Credit Suisse International	6 Month EURIBOR	Receive	0.90%	Jan 2013	EUR	1,000,000	4,261	(4,642)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	0.75%	Feb 2013	USD	16,900,000	13,520	(38,431)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	1.50%	May 2013	USD	7,200,000	54,360	(49,047)
								56,700,000	$131,174	($178,672)

	Puts
	1-Year Interest Rate Swap	Bank of America N.A	3 Month USD-LIBOR	Receive	2.25%	May 2013	USD	38,000,000	$188,100	($4)
	2-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.20%	Jul 2013	USD	24,300,000	171,503	(3,183)
	5-Year Interest Rate Swap	Bank of America N.A	3 Month USD-LIBOR	Receive	1.20%	Mar 2013	USD	28,100,000	124,855	(25,936)
	5-Year Interest Rate Swap	Citibank N.A	6 Month EURIBOR	Receive	1.10%	Jan 2013	EUR	3,500,000	22,237	(3,118)
	5-Year Interest Rate Swap	Credit Suisse International	6 Month EURIBOR	Receive	1.10%	Jan 2013	EUR	1,000,000	6,553	(891)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.20%	Mar 2013	USD	8,800,000	32,340	(8,122)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	2.00%	Mar 2013	USD	12,700,000	119,310	(292)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	1.20%	Feb 2013	USD	16,900,000	46,475	(7,707)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	1.20%	Mar 2013	USD	71,400,000	386,949	(65,902)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	1.40%	Mar 2013	USD	4,000,000	77,600	(1,636)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	1.20%	Mar 2013	USD	12,400,000	62,930	(11,445)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	1.75%	May 2013	USD	27,200,000	201,790	(13,056)
								248,300,000	$1,440,642	($141,292)

Inflation Floors (OTC)

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate (based on the Consumer Price Index or other measure), or “floor”.

Global Bond Fund
The Fund used inflation floors to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

Fund	Description	Counterparty	Strike Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Global Bond Fund	Floor- OTC CPURNSA Index	Citibank N.A.	217.97	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Sep 2020	USD	1,700,000	$21,930	($3,659)
	Floor- OTC CPURNSA Index	Deutsche Bank AG	218.01	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Oct 2020	USD	2,000,000	19,600	(4,552)
							3,700,000	$41,530	($8,211)

Real Return Bond Fund
The Fund used inflation floors to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

Fund	Description	Counterparty	Strike Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Real Return Bond Fund	Floor-OTC CPURNSA Index	Deutsche Bank AG	215.95	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Mar 2020	USD	2,900,000	$21,750	($6,060)
	Floor-OTC CPURNSA Index	Citibank N.A.	216.69	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Apr 2020	USD	23,900,000	213,520	(52,405)
							26,800,000	$235,270	($58,465)

Total Return Fund
The Fund used inflation floors to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

Fund	Description	Counterparty	Strike Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Total Return Fund	Floor- OTC CPURNSA Index	Deutsche Bank AG	215.95	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Mar 2020	USD	1,600,000	$12,000	($3,343)
	Floor- OTC CPURNSA Index	Citibank N.A.	215.95	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Mar 2020	USD	4,500,000	38,060	(9,802)
	Floor- OTC CPURNSA Index	Citibank N.A.	216.69	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Apr 2020	USD	11,000,000	98,100	(24,120)
	Floor- OTC CPURNSA Index	Citibank N.A.	217.97	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Sep 2020	USD	4,100,000	52,890	(8,825)
							21,200,000	$201,050	($46,090)

Swaps. The Funds may enter into interest rate, credit default, and other forms of swap agreements. Swap agreements are agreements between a Fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following table summarizes the contracts held at November 30, 2012, and details how the Funds used interest rate swap contracts during the period ended November 30, 2012.

Global Bond Fund
The Fund used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

Fund	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Fund
	Barclays Bank PLC	21,100,000	MXN	$1,799,735	MXN-TIIE-Banxico	Fixed 6.750%	Jun 2016	$6,743	$78,732	$85,475
	Barclays Bank PLC	65,100,000	MXN	4,719,609	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(17,444)	73,429	55,985
	Citibank N.A.	200,000	AUD	211,630	AUD-BBR-BBSW	Fixed 5.000%	Jun 2022	(769)	23,809	23,040
	Deutsche Bank AG	1,500,000	AUD	1,587,224	AUD-BBR-BBSW	Fixed 5.000%	Jun 2022	(5,187)	177,984	172,797
	HSBC Bank USA	40,600,000	MXN	3,493,059	MXN-TIIE-Banxico	Fixed 6.590%	Dec 2015	9,128	125,727	134,855
	HSBC Bank USA	18,800,000	MXN	1,617,587	MXN-TIIE-Banxico	Fixed 6.750%	Jun 2016	7,715	68,443	76,158
	HSBC Bank USA	24,400,000	MXN	1,988,136	MXN-TIIE-Banxico	Fixed 5.800%	Jun 2016	745	39,444	40,189
	HSBC Bank USA	23,300,000	MXN	1,684,914	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(6,326)	26,364	20,038
	HSBC Bank USA	16,100,000	AUD	1,331,136	MXN-TIIE-Banxico	Fixed 6.960%	Jul 2020	(59,341)	165,727	106,386
	Morgan Stanley Capital Services, Inc.	62,900,000	MXN	5,208,538	MXN-TIIE-Banxico	Fixed 6.590%	Dec 2015	(45,378)	254,303	208,925
	Morgan Stanley Capital Services, Inc.	49,400,000	MXN	4,149,378	MXN-TIIE-Banxico	Fixed 6.750%	Jun 2016	33,436	166,681	200,117
	Morgan Stanley Capital Services, Inc.	21,200,000	MXN	1,533,859	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(5,642)	23,874	18,232
	Morgan Stanley Capital Services, Inc.	18,000,000	MXN	1,548,753	MXN-TIIE-Banxico	Fixed 7.500%	Jun 2021	9,809	164,397	174,206
	Centrally Cleared Swap
		3,570,000,000	JPY	45,451,816	6 Month LIBOR	Fixed 1.000%	Mar 2023	412,134	528,924	941,058
				$76,325,374				$339,623	$1,917,838	$2,257,461

Investment Quality Bond Fund
The Fund used interest rate swaps to manage against anticipated interest rate changes.
Fund	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made By Fund	Payments Received By Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation Depreciation	Market Value
Investment Quality Bond Fund
	JPMorgan Chase Bank	2,480,000	USD	$2,480,000	Fixed 4.318%	3 Month LIBOR	Dec 2028	-	($785,333)	($785,333)
	JPMorgan Chase Bank	925,000	USD	925,000	Fixed 3.425%	3 Month LIBOR	Jul 2039	-	(186,178)	(186,178)
				$3,405,000				-	($971,511)	($971,511)

Real Return Bond Fund
The Fund used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

Fund	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made By Fund	Payments Received By Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Fund

	Goldman Sachs Capital Markets, L.P.	17,617,620	BRL	$11,050,814	CDI	Fixed 8.255%	Jan 2015	$18,166	$93,236	$111,402
	Goldman Sachs Capital Markets, L.P.	1,801,132	BRL	1,135,802	CDI	Fixed 8.410%	Jan 2015	5,266	9,457	14,723
	HSBC Bank USA	25,003,238	BRL	15,858,544	CDI	Fixed 8.825%	Jan 2015	190,541	142,693	333,234
	Morgan Stanley Capital Services	11,129,819	BRL	7,038,967	CDI	Fixed 8.630%	Jan 2015	75,784	44,837	120,621
	UBS AG	49,385,349	BRL	30,992,512	CDI	Fixed 8.260%	Jan 2015	71,897	243,661	315,558
	Centrally Cleared Swaps
		2,000,000	USD	2,000,000	Fixed 2.750%	3 Month LIBOR	Jun 2042	(90,547)	(13,348)	(103,895)
		10,500,000	USD	10,500,000	Fixed 2.500%	3 Month LIBOR	Dec 2042	492,074	(322,741)	169,333
				$78,576,639				$763,181	$197,795	$960,976

Total Return Fund
The Fund used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.
Fund	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Total Return Fund
	Bank of America N.A.	8,700,000	MXN	$673,609	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2022	($12,500)	($2,206)	($14,706)
	Barclays Bank PLC	9,900,000	MXN	739,797	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	3,828	7,981	11,809
	Barclays Bank PLC	54,400,000	MXN	3,956,516	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(8,830)	55,614	46,784
	Goldman Sachs	63,000,000	USD	63,000,000	USD-Federal Funds	Fixed 1.000%	Oct 2017	(37,459)	219,813	182,354
	HSBC Bank USA	106,000,000	MXN	8,179,351	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	36,852	89,585	126,437
	HSBC Bank USA	60,600,000	MXN	4,416,169	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(10,137)	62,252	52,115
	Morgan Stanley Capital Services, Inc.	8,900,000	MXN	723,710	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	1,356	9,260	10,616
	Morgan Stanley Capital Services, Inc.	15,000,000	MXN	1,085,278	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(3,131)	16,031	12,900
	Morgan Stanley Capital Services, Inc.	41,100,000	USD	41,100,000	USD-Federal Funds	Fixed 1.000%	Oct 2017	(74,200)	193,164	118,964
	Morgan Stanley Capital Services, Inc.	65,100,000	MXN	5,288,662	MXN-TIIE-Banxico	Fixed 6.350%	Jun 2021	78,492	152,364	230,856
	Morgan Stanley Capital Services, Inc.	33,800,000	MXN	2,622,041	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2022	(54,225)	(2,908)	(57,133)
	Centrally Cleared Swaps
		129,900,000	USD	129,900,000	3 Month LIBOR	Fixed 1.500%	Mar 2016	568,939	506,633	1,075,572
		82,600,000	USD	82,600,000	Fixed 2.750%	3 Month LIBOR	Jun 2042	1,990,698	(6,278,728)	(4,288,030)
		16,000,000	USD	16,000,000	Fixed 2.500%	3 Month LIBOR	Dec 2042	202,140	55,892	258,032
				$360,285,133				$2,681,823	($4,915,253)	($2,233,430)

The following are abbreviations for the tables above:

BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDI	Brazil Interbank Deposit Rate
LIBOR	London Interbank Offered Rate
TIIE	Tasa de Intere's Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

Currency swaps. A currency swap is an agreement between a Fund and counterparty to exchange cash flows based on the notional difference among two or more currencies.

The following table summarizes the contracts held at November 30, 2012, and details how the Fund used currency swap contracts during the period ended November 30, 2012.

Global Bond Fund
The Portfolio used currency swaps to manage against anticipated currency exchange rate changes and as a substitute for securities purchased.

Fund	Counterparty	Receive	Pay	Maturity Date *	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Fund
	BNP Paribas	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3 Month JPY-LIBOR less 0.755% based on the notional amount of the currency received	May 2014	$9,100,000	JPY 728,000,000	-	$220,355	$220,355
	Deutsche Bank AG	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3 Month JPY-LIBOR less 0.6225% based on the notional amount of the currency received	Jul 2014	25,284,450	JPY 2,000,000,000	($1,598)	868,628	867,030
							($1,598)	$1,088,983	$1,087,385

* At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. A Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, a Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

The following table summarizes the credit default swap contracts the Funds held as of November 30, 2012, as a Buyer of protection.

CDS as Buyer of protection

Global Bond Fund
The Fund used credit default swaps to manage against potential credit events.

Fund	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Fund
	Bank of America N.A.	Lafarge SA	2,000,000	USD	$2,000,000	(1.690)%	Sep 2016	-	$24,116	$24,116
	Bank of America N.A.	Intuit, Inc.	2,000,000	USD	2,000,000	(1.380)%	Mar 2017	-	(79,602)	(79,602)
	Bank of America N.A.	CBS Corp.	1,800,000	USD	1,800,000	(1.000)%	Jun 2019	$153,391	(154,340)	(949)
	BNP Paribas	Santander UK PLC	3,300,000	USD	3,300,000	(1.000)%	Jun 2016	197,993	(130,663)	67,330
	BNP Paribas	United Kingdom of Great Britain and Northern Ireland	4,100,000	USD	4,100,000	(1.000)%	Dec 2017	(97,188)	(56,181)	(153,369)
	Citibank N.A.	AutoZone, Inc.	500,000	USD	500,000	(0.680)%	Dec 2012	-	(851)	(851)
	Citibank N.A.	United Kingdom of Great Britain and Northern Ireland	100,000	USD	100,000	(1.000)%	Dec 2017	(2,471)	(1,270)	(3,741)
	Citibank N.A.	Pearson PLC	1,000,000	USD	1,000,000	(0.690)%	Jun 2018	-	(190)	(190)
	Credit Suisse International	Sealed Air Corp.	700,000	USD	700,000	(0.500)%	Sep 2013	-	(195)	(195)
	Credit Suisse International	Masco Corp.	700,000	USD	700,000	(0.907)%	Dec 2016	-	23,782	23,782
	Deutsche Bank AG	Jones Apparel Group	600,000	USD	600,000	(1.000)%	Dec 2014	7,793	(2,980)	4,813
	Deutsche Bank AG	Tate & Lyle PLC	300,000	USD	300,000	(0.510)%	Dec 2014	-	(1,591)	(1,591)
	Deutsche Bank AG	Bank of America	1,200,000	USD	1,200,000	(1.000)%	Jun 2019	171,910	(131,004)	40,906
	Deutsche Bank AG	The Ryland Group, Inc.	1,800,000	USD	1,800,000	(5.000)%	Jun 2020	-	(316,370)	(316,370)
	Goldman Sachs	United Kingdom of Great Britain and Northern Ireland	1,500,000	USD	1,500,000	(1.000)%	Dec 2017	(36,309)	(19,801)	(56,110)
	JPMorgan Chase Bank	D.R. Horton, Inc.	1,800,000	USD	1,800,000	(1.000)%	Mar 2015	41,565	(43,005)	(1,440)
	JPMorgan Chase Bank	Loews Corp.	200,000	USD	200,000	(0.330)%	Mar 2016	-	424	424
					$23,600,000			$436,684	($889,721)	($453,037)

High Yield Fund
The Fund used credit default swaps to gain exposure to a credit index.
Fund	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay) / Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
High Yield Fund
	BNP Paribas	MARKIT CDX.NA.HY.18	80,784,000	USD	$80,784,000	(5.000)%	Jun 2017	$1,462,353	($1,681,851)	($219,498)
	Morgan Stanley & Company, Inc.	MARKIT CDX.NA.HY.17	15,168,000	USD	15,168,000	(5.000)%	Dec 2016	376,672	(879,394)	(502,722)
					$95,952,000			$1,839,025	($2,561,245)	($722,220)

Investment Quality Bond Fund

The Fund used credit default swaps to manage against potential credit events.
Fund	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay) / Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation Depreciation	Market Value
Investment Quality Bond Fund
	Goldman Sachs	Macy's, Inc.	1,385,000	USD	$1,385,000	(1.000)%	Mar 2017	$5,663	($8,942)	($3,279)
	Goldman Sachs	CDX-NAHYS19V1-5Y	5,405,000	USD	5,405,000	(5.000)%	Dec 2017	23,059	(73,720)	(50,661)
	Goldman Sachs	ABX.HE.PENAAA.07-1	779,077	USD	779,077	(0.090)%	Aug 2037	322,181	(12,570)	309,611
	Goldman Sachs	ABX.HE.AAA.06-1	2,235,930	USD	2,235,930	(0.180)%	Jul 2045	194,089	(71,535)	122,554
	Goldman Sachs	ABX.HE.PENAAA.06-2	480,624	USD	480,624	(0.110)%	May 2046	118,903	(16,825)	102,078
	Goldman Sachs	CMBX.NA.AM.3	360,000	USD	360,000	(0.500)%	Dec 2049	83,486	(33,296)	50,190
	Goldman Sachs	CMBX.NA.AM.4	995,000	USD	995,000	(0.500)%	Feb 2051	155,514	(4,357)	151,157
	Goldman Sachs	CMBX.NA.A.1	295,000	USD	295,000	(0.350)%	Oct 2052	131,986	(6,746)	125,240
	JPMorgan Chase	ABX.HE.PENAAA.07-1	1,981,863	USD	1,981,863	(0.090)%	Aug 2037	821,344	(33,729)	787,615
	JPMorgan Chase	ABX.HE.AAA.06-1	728,748	USD	728,748	(0.180)%	Jul 2045	41,868	(1,925)	39,943
	JPMorgan Chase	ABX.HE.PENAAA.06-2	591,006	USD	591,006	(0.110)%	May 2046	153,273	(27,752)	125,521
	JPMorgan Chase	CMBX.NA.AM.3	570,000	USD	570,000	(0.500)%	Dec 2049	114,344	(34,876)	79,468
	JPMorgan Chase	CMBX.NA.AJ.4	580,000	USD	580,000	(0.960)%	Feb 2051	194,053	8,332	202,385
	JPMorgan Chase	CMBX.NA.A.1	640,000	USD	640,000	(0.350)%	Oct 2052	291,878	(20,171)	271,707
	Morgan Stanley Capital Services, Inc.	CDX-NAHYS19V1-5Y	500,000	USD	500,000	(5.000)%	Dec 2017	5,625	(10,173)	(4,548)
	Morgan Stanley Capital Services, Inc.	ABX.HE.AAA.06-1	1,333,277	USD	1,333,277	(0.180)%	Jul 2045	127,133	(54,054)	73,079
	Morgan Stanley Capital Services, Inc.	ABX.HE.PENAAA.06-2	1,372,882	USD	1,372,882	(0.110)%	May 2046	304,585	(13,005)	291,580
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AJ.4	885,000	USD	885,000	(0.960)%	Feb 2051	342,987	(34,175)	308,812
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AM.4	520,000	USD	520,000	(0.500)%	Feb 2051	129,979	(50,982)	78,997
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AA.1	780,000	USD	780,000	(0.250)%	Oct 2052	179,544	21,820	201,364
	UBS AG	Everest Reinsurance Holdings, Inc.	600,000	USD	600,000	(1.800)%	Dec 2013	-	(10,433)	(10,433)
					$23,018,407			$3,741,494	($489,114)	$3,252,380

Real Return Bond Fund
The Fund used credit default swaps to manage against potential credit events.
Fund	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay) / Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Fund
	Barclays Bank PLC	Cardinal Health, Inc.	95,000	USD	$95,000	(1.000)%	Jun 2017	($1,347)	($1,308)	($2,655)
	Citibank N.A.	GATX Corp.	1,000,000	USD	1,000,000	(1.070)%	Mar 2016	-	(6,340)	(6,340)
	Goldman Sachs International	RPM International, Inc.	1,000,000	USD	1,000,000	(1.500)%	Mar 2018	-	(19,860)	(19,860)
	Morgan Stanley Capital Services	Pearson PLC	2,500,000	USD	2,500,000	(0.750)%	Jun 2014	-	(22,895)	(22,895)
					$4,595,000			($1,347)	($50,403)	($51,750)

Spectrum Income Fund
The Fund used credit default swaps to gain exposure to a security.
Fund	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Spectrum Income Fund
	JPMorgan Chase Bank	United Utilities PLC	75,000	EUR	$99,161	(1.000)%	Jun 2017	($942)	$1,094	$152
					$99,161			($942)	$1,094	$152

Total Return Fund
The Fund used credit default swaps to manage against potential credit events.
Fund	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Total Return Fund
	Centrally Cleared Swaps
		CDX HY17	5,568,000	USD	5,568,000	(5.000)%	Dec 2016	$259,948	($444,488)	($184,540)
		CDX.NA.HY.18	18,711,000	USD	18,711,000	(5.000)%	Jun 2017	797,427	(1,206,917)	(409,490)
		CDX.NA.IG.18	59,500,000	USD	59,500,000	(1.000)%	Jun 2017	170,178	(611,371)	(441,193)
		CDX.NA.IG.19	84,500,000	USD	84,500,000	(1.000)%	Dec 2017	(98,440)	(120,020)	(218,460)
					$168,279,000			$1,129,113	($2,382,796)	($1,253,683)

Implied credit spreads are utilized in determining the market value of CDS agreements in which a Fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the resulting values of these agreements are the indicator of the current status of the payment/performance risk and represent the likelihood or risk of default. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of a credit event occurring. The maximum potential amount of future payments (undiscounted) that a Fund as the Seller could be required to make under any CDS agreement would be an amount equal to the notional amount of the agreement.

The following table summarizes the credit default swap contracts the Funds held as of November 30, 2012, where the Funds acted as a Seller of protection.

CDS as Seller of protection

Global Bond Fund
The Fund used credit default swaps to take a long position in the exposure of the benchmark credit.

Fund	Counterparty	Reference Obligation	Implied Credit Spread at 11-30-2012	Notional Amount	Currency	USD Notional Amount	(Pay)/Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Fund
	Bank of America N.A.	Ally Financial, Inc.	0.24%	1,500,000	USD	$1,500,000	5.000%	Dec 2012	$661	$18,304	$18,965
	Citibank N.A.	United Kingdom of Great Britain and Northern Ireland	0.08%	3,800,000	USD	3,800,000	1.000%	Jun 2015	14,034	83,124	97,158
	Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland	0.08%	1,600,000	USD	1,600,000	1.000%	Jun 2015	6,112	34,797	40,909
	Deutsche Bank AG	Commonwealth of Australia	0.21%	3,200,000	USD	3,200,000	1.000%	Sep 2016	36,190	66,382	102,572
	Deutsche Bank AG	Republic of Italy	2.36%	100,000	USD	100,000	1.000%	Jun 2017	(13,520)	7,945	(5,575)
	HSBC Bank USA	Republic of Italy	2.36%	900,000	USD	900,000	1.000%	Jun 2017	(135,248)	85,070	(50,178)
	JPMorgan Chase Bank	United Kingdom of Great Britain and Northern Ireland	0.08%	6,400,000	USD	6,400,000	1.000%	Jun 2015	16,710	146,925	163,635
	UBS AG	Commonwealth of Australia	0.23%	2,400,000	USD	2,400,000	1.000%	Dec 2016	831	79,331	80,162
						$19,900,000			($74,230)	$521,878	$447,648

Investment Quality Bond Fund
The Fund used credit default swaps to take a long position in the exposure of the benchmark credit.
Fund	Counterparty	Reference Obligation	Implied Credit Spread At 11-30-2012[1]	Notional Amount	Currency	USD Notional Amount	(Pay) / Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation Depreciation	Market Value
Investment Quality Bond Fund
	Goldman Sachs	Kohl's Corp.	1.48%	1,385,000	USD	$1,385,000	1.000%	Mar 2017	($38,651)	$9,701	($28,950)
	Goldman Sachs	Hewlett-Packard Company	3.26%	965,000	USD	965,000	1.000%	Sep 2017	(77,426)	(18,965)	(96,391)
	Goldman Sachs	CDX-EM.ex-EUS18V1-5Y	-	8,180,000	USD	8,180,000	5.000%	Dec 2017	963,585	103,972	1,067,557
	Goldman Sachs	CDX-NAIGS19V1-5Y	-	95,000	USD	95,000	1.000%	Dec 2017	(79)	404	325
	Goldman Sachs	ITRAXX-EUROPES18V1-5Y	-	635,000	EUR	808,641	1.000%	Dec 2017	(11,713)	4,386	(7,327)
	Goldman Sachs	ITRAXX-XOVERS18V1-5Y	-	2,345,000	EUR	3,007,228	5.000%	Dec 2017	(11,108)	46,835	35,727
	Goldman Sachs	CMBX.NA.AAA.3	-	735,000	USD	735,000	0.080%	Dec 2049	(45,582)	7,372	(38,210)
	JPMorgan Chase Bank	ABX.HE.PENAAA.07-2	-	244,974	USD	244,974	0.760%	Jan 2038	(151,421)	30,353	(121,068)
	JPMorgan Chase Bank	CMBX.NA.AJ.2	-	1,450,000	USD	1,450,000	1.090%	Mar 2049	(280,141)	(5,391)	(285,532)
	JPMorgan Chase Bank	CMBX.NA.AAA.3	-	3,450,000	USD	3,450,000	0.080%	Dec 2049	(219,620)	40,266	(179,354)
	JPMorgan Chase Bank	CMBX.NA.AJ.3	-	655,000	USD	655,000	1.470%	Dec 2049	(220,423)	(2,182)	(222,605)
	JPMorgan Chase Bank	CMBX.NA.AAA.5	-	754,902	USD	754,902	0.350%	Feb 2051	(75,286)	38,717	(36,569)
	JPMorgan Chase Bank	CMBX.NA.AA.4	-	815,000	USD	815,000	1.650%	Feb 2051	(511,960)	(206)	(512,166)
	Morgan Stanley Capital Services, Inc.	Xerox Corp.	2.20%	1,950,000	USD	1,950,000	1.000%	Jun 2016	(20,513)	(29,217)	(49,730)
	Morgan Stanley Capital Services, Inc.	CDX-NAIGS19V1-5Y	-	38,190,000	USD	38,190,000	1.000%	Dec 2017	58,681	30,366	89,047
	Morgan Stanley Capital Services, Inc.	PRIMEX.ARM.1	-	387,988	USD	387,988	4.420%	Jun 2036	12,784	22,952	35,736
	Morgan Stanley Capital Services, Inc.	PRIMEX.ARM.2	-	1,200,002	USD	1,200,002	4.580%	Dec 2037	(89,178)	88,885	(293)
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AJ.2	-	110,000	USD	110,000	1.090%	Mar 2049	(20,971)	(690)	(21,661)
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.3	-	780,000	USD	780,000	0.080%	Dec 2049	(73,070)	32,520	(40,550)
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.5	-	464,940	USD	464,940	0.350%	Feb 2051	(35,814)	13,292	(22,522)
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AA.4	-	500,000	USD	500,000	1.650%	Feb 2051	(279,378)	(34,835)	(314,213)
						$66,128,675			($1,127,284)	$378,535	($748,749)
1 For CDS agreements where implied credit spreads are not reported or available, the resulting market values of these agreements are the indicator of the current status of the payment/performance risk and represent the likelihood or risk of default.

Real Return Bond Fund
The Fund used credit default swaps to take a long position in the exposure of the benchmark credit.
Fund	Counterparty	Reference Obligation	Implied Credit Spread At 11-30-12	Notional Amount	Currency	USD Notional Amount	(Pay) / Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Fund
	Bank of America N.A.	Government of Japan	0.36%	3,300,000	USD	$3,300,000	1.000%	Dec 2015	$44,336	$26,416	$70,752
	Barclays Bank PLC	Federative Republic of Brazil	0.66%	2,300,000	USD	2,300,000	1.000%	Jun 2015	(15,032)	39,373	24,341
	Deutsche Bank AG	Federative Republic of Brazil	1.35%	4,100,000	USD	4,100,000	1.000%	Jun 2020	(100,949)	7,805	(93,144)
	HSBC Bank USA	Federative Republic of Brazil	0.66%	1,000,000	USD	1,000,000	1.000%	Jun 2015	(7,049)	17,632	10,583
	JPMorgan Chase Bank	Federative Republic of Brazil	0.66%	400,000	USD	400,000	1.000%	Jun 2015	(2,265)	6,498	4,233
	JPMorgan Chase Bank	Petroleo Brasileiro S/A Petrobras	1.13%	400,000	USD	400,000	1.000%	Sep 2015	(6,256)	5,627	(629)
	The Royal Bank of Scotland PLC	Government of Japan	0.36%	300,000	USD	300,000	1.000%	Dec 2015	3,982	2,450	6,432
						$14,100,000			($83,233)	$105,801	$22,568

Spectrum Income Fund
The Fund used credit default swaps to take a long position in the exposure of the benchmark credit.
Fund	Counterparty	Reference Obligation	Implied Credit Spread at 11-30-2012	Notional Amount	Currency	USD Notional Amount	(Pay)/Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Spectrum Income Fund
	JPMorgan Chase Bank	Arab Republic of Egypt	3.58%	100,000	USD	$100,000	1.000%	Mar 2016	($8,194)	$962	($7,232)
						$100,000			($8,194)	$962	($7,232)

Total Return Fund
The Fund used credit default swaps to take a long position in the exposure of the benchmark credit.
Fund	Counterparty	Reference Obligation	Implied Credit Spread At 11-30-2012[1]	Notional Amount	Currency	USD Notional Amount	(Pay) / Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation Depreciation	Market Value
Total Return Fund
	Bank of America N.A.	Berkshire Hathaway, Inc.	0.92%	1,800,000	USD	$1,800,000	1.000%	Mar 2015	($14,331)	$21,247	$6,916
	Bank of America N.A.	People's Republic of China	0.19%	2,000,000	USD	2,000,000	1.000%	Jun 2015	16,600	28,952	45,552
	Bank of America N.A.	United Mexican States	0.61%	300,000	USD	300,000	1.000%	Sep 2015	(2,372)	6,232	3,860
	Bank of America N.A.	MetLife, Inc.	1.40%	1,700,000	USD	1,700,000	1.000%	Dec 2015	(37,621)	20,686	(16,935)
	Bank of America N.A.	Prudential Financial, Inc.	1.21%	2,400,000	USD	2,400,000	1.000%	Dec 2015	(42,635)	32,466	(10,169)
	Bank of America N.A.	French Republic	0.45%	1,200,000	USD	1,200,000	0.250%	Mar 2016	(30,906)	23,594	(7,312)
	Bank of America N.A.	Government of Japan	0.41%	400,000	USD	400,000	1.000%	Mar 2016	3,495	5,141	8,636
	Bank of America N.A.	Credit Agricole SA	2.84%	2,000,000	EUR	2,958,698	1.000%	Jun 2016	(153,602)	(4,605)	(158,207)
	Bank of America N.A.	French Republic	0.54%	12,000,000	USD	12,000,000	0.250%	Sep 2016	(604,713)	478,617	(126,096)
	Bank of America N.A.	Republic of Indonesia	0.85%	1,800,000	USD	1,800,000	1.000%	Sep 2016	(20,426)	34,156	13,730
	Bank of America N.A.	Republic of Korea	0.33%	900,000	USD	900,000	1.000%	Sep 2016	(485)	25,269	24,784
	Bank of America N.A.	Government of Japan	0.55%	8,400,000	USD	8,400,000	1.000%	Mar 2017	(54,414)	230,848	176,434
	Bank of America N.A.	Commonwealth of Australia	0.32%	4,900,000	USD	4,900,000	1.000%	Jun 2017	65,947	94,700	160,647
	Bank of America N.A.	Government of Japan	0.60%	600,000	USD	600,000	1.000%	Jun 2017	(1,296)	13,281	11,985
	Bank of America N.A.	CMBX.NA.AAA Indices	-	700,000	USD	700,000	0.080%	Dec 2049	(40,212)	3,821	(36,391)
	Barclays Bank PLC	CDX.NA.IG.9	-	14,949,732	USD	14,949,732	0.758%	Dec 2012	-	29,242	29,242
	Barclays Bank PLC	Federative Republic of Brazil	0.28%	17,300,000	USD	17,300,000	1.000%	Dec 2012	1,279	40,224	41,503
	Barclays Bank PLC	General Electric Capital Corp.	0.22%	3,900,000	USD	3,900,000	0.640%	Dec 2012	-	5,909	5,909
	Barclays Bank PLC	United Mexican States	0.53%	1,200,000	USD	1,200,000	1.000%	Mar 2015	(12,146)	27,448	15,302
	Barclays Bank PLC	CDX.EM.13	-	1,000,000	USD	1,000,000	5.000%	Jun 2015	60,569	16,860	77,429
	Barclays Bank PLC	Federative Republic of Brazil	0.66%	500,000	USD	500,000	1.000%	Jun 2015	(3,522)	8,814	5,292
	Barclays Bank PLC	People's Republic of China	0.26%	700,000	USD	700,000	1.000%	Mar 2016	5,387	13,129	18,516
	Barclays Bank PLC	French Republic	0.54%	300,000	USD	300,000	0.250%	Sep 2016	(13,735)	10,583	(3,152)
	Barclays Bank PLC	United Mexican States	0.92%	3,300,000	USD	3,300,000	1.000%	Jun 2017	(27,904)	46,899	18,995
	BNP Paribas	People's Republic of China	0.26%	300,000	USD	300,000	1.000%	Mar 2016	2,337	5,599	7,936
	BNP Paribas	United States of America	0.31%	5,100,000	EUR	7,150,709	0.250%	Mar 2016	(48,634)	38,141	(10,493)
	BNP Paribas	United Mexican States	0.92%	2,200,000	USD	2,200,000	1.000%	Jun 2017	(14,264)	26,927	12,663
	Citibank N.A.	Dell, Inc.	0.52%	4,800,000	USD	4,800,000	1.000%	Sep 2013	8,297	20,167	28,464
	Citibank N.A.	General Electric Capital Corp.	0.34%	600,000	USD	600,000	4.325%	Dec 2013	-	30,623	30,623
	Citibank N.A.	United Mexican States	0.53%	1,200,000	USD	1,200,000	1.000%	Mar 2015	(12,395)	27,697	15,302
	Citibank N.A.	People's Republic of China	0.19%	400,000	USD	400,000	1.000%	Jun 2015	3,248	5,862	9,110
	Citibank N.A.	Federative Republic of Brazil	0.70%	1,000,000	USD	1,000,000	1.000%	Sep 2015	(8,711)	19,074	10,363
	Citibank N.A.	United Mexican States	0.61%	700,000	USD	700,000	1.000%	Sep 2015	(5,901)	14,907	9,006
	Citibank N.A.	CDX.EM.14	-	1,100,000	USD	1,100,000	5.000%	Dec 2015	85,981	13,878	99,859
	Citibank N.A.	MetLife, Inc.	1.40%	2,500,000	USD	2,500,000	1.000%	Dec 2015	(55,324)	30,419	(24,905)
	Citibank N.A.	People's Republic of China	0.29%	2,000,000	USD	2,000,000	1.000%	Jun 2016	14,217	40,241	54,458
	Citibank N.A.	United Kingdom of Great Britain and Northern Ireland	0.15%	6,300,000	USD	6,300,000	1.000%	Jun 2016	77,208	126,761	203,969
	Citibank N.A.	Commonwealth of Australia	0.32%	6,300,000	USD	6,300,000	1.000%	Jun 2017	85,488	121,058	206,546
	Credit Suisse International	CDX.EM.13	-	600,000	USD	600,000	5.000%	Jun 2015	39,369	7,088	46,457
	Credit Suisse International	Federative Republic of Brazil	0.66%	4,300,000	USD	4,300,000	1.000%	Jun 2015	(29,319)	74,826	45,507
	Credit Suisse International	Federative Republic of Brazil	0.70%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(12,900)	32,590	19,690
	Credit Suisse International	ArcelorMittal	3.65%	1,000,000	USD	1,000,000	1.000%	Jun 2016	(34,919)	(50,745)	(85,664)
	Deutsche Bank AG	CDX.NA.IG.9	-	9,837,888	USD	9,837,888	0.708%	Dec 2012	-	17,974	17,974
	Deutsche Bank AG	Berkshire Hathaway, Inc.	0.50%	1,600,000	USD	1,600,000	0.850%	Mar 2013	-	4,424	4,424
	Deutsche Bank AG	CDX.NA.IG.10	-	1,928,998	USD	1,928,998	0.530%	Jun 2013	-	7,720	7,720
	Deutsche Bank AG	United Mexican States	0.53%	700,000	USD	700,000	1.000%	Mar 2015	(7,230)	16,156	8,926
	Deutsche Bank AG	CDX.EM.13	-	5,400,000	USD	5,400,000	5.000%	Jun 2015	336,687	81,430	418,117
	Deutsche Bank AG	Federative Republic of Brazil	0.66%	2,200,000	USD	2,200,000	1.000%	Jun 2015	(11,534)	34,817	23,283
	Deutsche Bank AG	French Republic	0.45%	200,000	USD	200,000	0.250%	Mar 2016	(5,164)	3,948	(1,216)
	Deutsche Bank AG	MetLife, Inc.	1.48%	1,500,000	USD	1,500,000	1.000%	Mar 2016	(19,917)	(438)	(20,355)
	Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland	0.13%	700,000	USD	700,000	1.000%	Mar 2016	8,728	12,952	21,680
	Deutsche Bank AG	People's Republic of China	0.29%	4,200,000	USD	4,200,000	1.000%	Jun 2016	31,235	83,127	114,362
	Deutsche Bank AG	People's Republic of China	0.32%	600,000	USD	600,000	1.000%	Sep 2016	2,411	14,390	16,801
	Deutsche Bank AG	United Mexican States	0.92%	1,900,000	USD	1,900,000	1.000%	Jun 2017	(11,093)	22,029	10,936
	Deutsche Bank AG	MetLife, Inc.	1.87%	7,700,000	USD	7,700,000	1.000%	Mar 2018	(330,605)	14,928	(315,677)
	Deutsche Bank AG	CMBX.NA.AAA Indices	-	2,200,000	USD	2,200,000	0.080%	Dec 2049	(127,104)	12,733	(114,371)
	Goldman Sachs	CDX.NA.IG.10	-	2,411,247	USD	2,411,247	0.463%	Jun 2013	-	8,403	8,403
	Goldman Sachs	Berkshire Hathaway, Inc.	0.92%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(7,962)	11,804	3,842
	Goldman Sachs	Federative Republic of Brazil	0.66%	500,000	USD	500,000	1.000%	Jun 2015	(3,289)	8,581	5,292
	Goldman Sachs	Government of Japan	0.41%	2,400,000	USD	2,400,000	1.000%	Mar 2016	(14,896)	66,712	51,816
	Goldman Sachs	People's Republic of China	0.32%	200,000	USD	200,000	1.000%	Sep 2016	795	4,805	5,600
	Goldman Sachs	United Mexican States	0.78%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(3,885)	15,315	11,430
	Goldman Sachs	Government of Japan	0.55%	300,000	USD	300,000	1.000%	Mar 2017	(1,840)	8,141	6,301
	Goldman Sachs	Government of Japan	0.60%	4,000,000	USD	4,000,000	1.000%	Jun 2017	(10,328)	90,156	79,828
	Goldman Sachs	People's Republic of China	0.51%	2,400,000	USD	2,400,000	1.000%	Sep 2017	(15,306)	75,644	60,338
	Goldman Sachs	CDX.NA.IG.9	-	868,049	USD	868,049	0.548%	Dec 2017	-	14,600	14,600
	HSBC Bank USA	CDX.EM.13	-	8,400,000	USD	8,400,000	5.000%	Jun 2015	511,070	139,334	650,404
	HSBC Bank USA	Federative Republic of Brazil	0.66%	1,300,000	USD	1,300,000	1.000%	Jun 2015	(17,683)	31,441	13,758
	HSBC Bank USA	Federative Republic of Brazil	0.70%	700,000	USD	700,000	1.000%	Sep 2015	(3,904)	11,158	7,254
	HSBC Bank USA	CDX.EM.14	-	1,000,000	USD	1,000,000	5.000%	Dec 2015	76,233	14,548	90,781
	HSBC Bank USA	French Republic	0.54%	700,000	USD	700,000	0.250%	Sep 2016	(26,652)	19,296	(7,356)
	HSBC Bank USA	United Mexican States	0.92%	1,800,000	USD	1,800,000	1.000%	Jun 2017	(18,696)	29,057	10,361
	HSBC Bank USA	United States of America	0.35%	3,300,000	EUR	4,395,599	0.250%	Jun 2017	(5,844)	(12,152)	(17,996)
	HSBC Bank USA	French Republic	0.76%	1,100,000	USD	1,100,000	0.250%	Sep 2017	(68,371)	42,345	(26,026)
	JPMorgan Chase Bank	CDX.EM.13	-	1,200,000	USD	1,200,000	5.000%	Jun 2015	74,984	17,931	92,915
	JPMorgan Chase Bank	Federative Republic of Brazil	0.70%	8,800,000	USD	8,800,000	1.000%	Sep 2015	(65,631)	156,825	91,194
	JPMorgan Chase Bank	Government of Japan	0.41%	800,000	USD	800,000	1.000%	Mar 2016	4,493	12,779	17,272
	JPMorgan Chase Bank	State of Qatar	0.54%	2,900,000	USD	2,900,000	1.000%	Mar 2016	(4,485)	54,461	49,976
	JPMorgan Chase Bank	People's Republic of China	0.29%	4,000,000	USD	4,000,000	1.000%	Jun 2016	29,117	79,799	108,916
	JPMorgan Chase Bank	Federative Republic of Brazil	0.88%	900,000	USD	900,000	1.000%	Sep 2016	(4,063)	10,063	6,000
	JPMorgan Chase Bank	People's Republic of China	0.32%	800,000	USD	800,000	1.000%	Sep 2016	3,100	19,301	22,401
	JPMorgan Chase Bank	Commonwealth of Australia	0.32%	7,500,000	USD	7,500,000	1.000%	Jun 2017	72,095	173,793	245,888
	JPMorgan Chase Bank	Federative Republic of Brazil	1.02%	10,700,000	USD	10,700,000	1.000%	Jun 2017	(117,866)	128,855	10,989
	JPMorgan Chase Bank	CDX.NA.IG.9	-	1,928,998	USD	1,928,998	0.553%	Dec 2017	-	32,938	32,938
	Morgan Stanley Capital Services, Inc.	CDX.NA.IG.9	-	3,900,000	USD	3,900,000	0.963%	Dec 2012	-	9,702	9,702
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	0.28%	900,000	USD	900,000	1.660%	Mar 2013	-	6,773	6,773
	Morgan Stanley Capital Services, Inc.	CDX.EM.13	-	7,000,000	USD	7,000,000	5.000%	Jun 2015	449,167	92,836	542,003
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	0.66%	500,000	USD	500,000	1.000%	Jun 2015	(2,383)	7,675	5,292
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	0.70%	9,900,000	USD	9,900,000	1.000%	Sep 2015	(74,893)	177,487	102,594
	Morgan Stanley Capital Services, Inc.	Abu Dhabi	0.56%	4,800,000	USD	4,800,000	1.000%	Mar 2016	(8,904)	87,614	78,710
	Morgan Stanley Capital Services, Inc.	Government of Japan	0.41%	1,600,000	USD	1,600,000	1.000%	Mar 2016	(10,363)	44,951	34,588
	Morgan Stanley Capital Services, Inc.	United Kingdom of Great Britain and Northern Ireland	0.15%	1,900,000	USD	1,900,000	1.000%	Jun 2016	23,285	38,229	61,514
	Morgan Stanley Capital Services, Inc.	People's Republic of China	0.32%	600,000	USD	600,000	1.000%	Sep 2016	2,233	14,568	16,801
	Morgan Stanley Capital Services, Inc.	Republic of Indonesia	0.85%	1,400,000	USD	1,400,000	1.000%	Sep 2016	(15,397)	26,076	10,679
	Morgan Stanley Capital Services, Inc.	United Mexican States	0.78%	2,400,000	USD	2,400,000	1.000%	Sep 2016	(7,646)	32,584	24,938
	Morgan Stanley Capital Services, Inc.	Government of Japan	0.60%	200,000	USD	200,000	1.000%	Jun 2017	(474)	4,465	3,991
	Morgan Stanley Capital Services, Inc.	United Mexican States	0.92%	3,100,000	USD	3,100,000	1.000%	Jun 2017	(21,024)	38,868	17,844
	Royal Bank of Scotland PLC	People's Republic of China	0.19%	900,000	USD	900,000	1.000%	Jun 2015	7,525	12,973	20,498
	Royal Bank of Scotland PLC	United Mexican States	0.61%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(11,915)	36,359	24,444
	Societe Generale Paris	United Kingdom of Great Britain and Northern Ireland	0.07%	4,600,000	USD	4,600,000	1.000%	Mar 2015	8,839	99,477	108,316
	The Royal Bank of Scotland PLC	French Republic	0.45%	500,000	USD	500,000	0.250%	Mar 2016	(10,816)	7,769	(3,047)
	The Royal Bank of Scotland PLC	People's Republic of China	0.29%	3,100,000	USD	3,100,000	1.000%	Jun 2016	23,095	61,315	84,410
	UBS AG	Berkshire Hathaway, Inc.	0.92%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(8,168)	12,010	3,842
	UBS AG	French Republic	0.45%	1,400,000	USD	1,400,000	0.250%	Mar 2016	(36,057)	27,527	(8,530)
	UBS AG	People's Republic of China	0.29%	2,000,000	USD	2,000,000	1.000%	Jun 2016	15,242	39,216	54,458
	UBS AG	United Kingdom of Great Britain and Northern Ireland	0.15%	1,500,000	USD	1,500,000	1.000%	Jun 2016	18,383	30,181	48,564
	UBS AG	French Republic	0.54%	1,600,000	USD	1,600,000	0.250%	Sep 2016	(45,186)	28,373	(16,813)
	UBS AG	People's Republic of China	0.32%	100,000	USD	100,000	1.000%	Sep 2016	378	2,422	2,800
	UBS AG	Republic of Indonesia	0.85%	600,000	USD	600,000	1.000%	Sep 2016	(7,022)	11,599	4,577
	UBS AG	United Mexican States	0.78%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(3,577)	15,007	11,430
	UBS AG	People's Republic of China	0.51%	200,000	USD	200,000	1.000%	Sep 2017	(1,182)	6,208	5,026
						$303,029,918			($282,525)	$4,363,013	$4,080,488
1 For CDS agreements where implied credit spreads are not reported or available, the resulting market values of these agreements are the indicator of the current status of the payment/performance risk and represent the likelihood or risk of default.

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The following table summarizes the inflation swap contracts the Fund held as of October 31, 2012.

Real Return Bond Fund
The Fund used inflation swaps to maintain diversity and liquidity of the portfolio, manage duration and manage against anticipated changes in inflation.
Fund	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Fund
	BNP Paribas	3,400,000	EUR	$4,329,732	FRC-EXT-CPI	Fixed 1.900%	Sep 2016	$3,655	($9,925)	($6,270)
	BNP Paribas	14,500,000	USD	14,500,000	Fixed 2.250%	USA-CPI-U	Jul 2017	27,513	6,533	34,046
	BNP Paribas	6,900,000	EUR	8,788,880	FRC-EXT-CPI	Fixed 1.950%	Sep 2017	-	(28,842)	(28,842)
	BNP Paribas	4,000,000	USD	4,000,000	Fixed 2.500%	USA-CPI-U	Jul 2022	37,640	41,996	79,636
	Citibank N.A.	2,000,000	EUR	2,589,201	FRC-EXT-CPI	Fixed 2.000%	Jul 2016	5,491	6,110	11,601
	Citibank N.A.	11,100,000	USD	11,100,000	Fixed 2.250%	USA-CPI-U	Jul 2017	2,627	23,436	26,063
	Deutsche Bank	1,600,000	USD	1,600,000	Fixed 2.500%	USA-CPI-U	Jul 2022	13,187	18,667	31,854
	The Royal Bank of Scotland PLC	4,700,000	USD	4,700,000	Fixed 2.250%	USA-CPI-U	Jul 2017	(5,358)	16,394	11,036
				$51,607,813				$84,755	$74,369	$159,124

Direct placement securities. The Funds may hold direct placement securities which are restricted to resale and the Funds have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at November 30, 2012.

Fund	Issuer, Description	Original Acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of Fund's net assets	Value as of 11-30-12
Health Sciences Fund	Castlight Health, Inc., preferred security	4/26/2012	$357,884	59,286	59,286	0.1%	$357,884
	Bought : 0

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended November 30, 2012, is set forth below:

Fund	Affiliate	Beginning share amount	Ending share amount	Realized gain (loss)	Interest income	Value as of 11-30-12
High Income Fund	Greektown Superholdings, Inc., common stock
	Bought: none Sold: none	7,894	7,894	-	-	$420,040
	Greektown Superholdings, Inc., Series A preferred security
	Bought: none Sold: none	168,490	168,490	-	-	$12,527,232
	Greektown Superholdings, Inc. 13.0%, 07/01/2015
	Bought: none Sold: none	1,304,000	1,304,000	-	$45,429	$1,395,280

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

MUTUAL FUNDS

John Hancock Retirement Living through Portfolios

QUARTERLY PORTFOLIO HOLDINGS

11.30.2012

Retirement Living through 2050 Portfolio
As of 11-30-12 (Unaudited)

	Shares	Value

Affiliated Investment Companies - 99.9%

EQUITY- 92.7%

John Hancock Funds II (G) - 86.2%
All Cap Value, Class NAV (Lord Abbett)	72,579	$808,534
Alpha Opportunities, Class NAV (Wellington)	148,717	1,635,885
Blue Chip Growth, Class NAV (T. Rowe Price)	80,583	1,972,666
Capital Appreciation, Class NAV (Jennison)	129,331	1,681,309
Capital Appreciation Value, Class NAV (T.Rowe Price)	272,833	3,134,852
China Emerging Leaders, Class NAV (Atlantis) (I)	65,746	658,776
Emerging Markets, Class NAV (DFA)	416,209	4,266,144
Equity-Income, Class NAV (T. Rowe Price)	87,778	1,403,578
Fundamental Global Franchise, Class NAV (John Hancock1) (A)(I)	50,648	556,110
Fundamental Large Cap Value, Class NAV (John Hancock1) (A)	83,831	950,644
Fundamental Value, Class NAV (Davis)	77,103	1,229,023
Global Real Estate, Class NAV (Deutsche)	98,939	811,301
Health Sciences, Class NAV (T. Rowe Price) (I)	70,026	973,355
Heritage, Class NAV (American Century)	27,864	214,832
International Growth Stock, Class NAV (Invesco)	43,958	497,165
International Small Cap, Class NAV (Franklin)	44,475	678,247
International Small Company, Class NAV (DFA)	84,464	678,247
International Value, Class NAV (Franklin)	72,120	997,424
Mid Cap Stock, Class NAV (Wellington)	54,459	981,349
Mid Value, Class NAV (T. Rowe Price)	62,829	845,051
Mutual Shares, Class NAV (Franklin)	42,165	491,220
Natural Resources, Class NAV (RS Investments/Wellington)	79,547	1,304,572
Real Estate Equity, Class NAV (T. Rowe Price)	34,970	324,520
Redwood, Class NAV (RCM)	59,137	646,957
Small Cap Growth, Class NAV (Wellington)	27,533	234,304
Small Cap Value, Class NAV (Wellington)	14,461	247,284
Small Company Growth, Class NAV (Invesco) (I)	13,193	201,852
Small Company Value, Class NAV (T. Rowe Price)	13,142	371,251
Smaller Company Growth, Class NAV (Frontier/John Hancock [2] (A)/Perimeter)	20,441	188,871
Strategic Equity Allocation, Class NAV (John Hancock1) (A)(I)	2,339,400	24,470,129
U.S. Equity, Class NAV (GMO)	191,368	2,217,952
Value, Class NAV (Invesco)	32,823	344,641

John Hancock Funds III (G) - 6.5%
Disciplined Value, Class NAV (Robeco)	44,959	646,957
Global Shareholder Yield, Class NAV (Epoch)	136,192	1,364,644
International Core, Class NAV (GMO)	20,558	582,189
International Value Equity, Class NAV (JohnHancock1) (A)	35,815	301,202
Strategic Growth, Class NAV (John Hancock1) (A)	108,132	1,286,776

FIXED INCOME - 4.2%

John Hancock Funds II (G) - 4.2%
Active Bond, Class NAV (John Hancock[1] (A)/Declaration)	23,267	246,635
Floating Rate Income, Class NAV (WAMCO)	56,035	528,968
Global Bond, Class NAV (PIMCO)	8,803	114,880
Global High Yield, Class NAV (Stone Harbor)	16,408	175,241
High Yield, Class NAV (WAMCO)	24,012	220,674
Multi-Sector Bond, Class NAV (Stone Harbor)	25,538	266,107
Real Return Bond, Class NAV (PIMCO)	6,718	88,270
Spectrum Income, Class NAV (T. Rowe Price)	23,845	266,107
Strategic Income Opportunities, Class NAV (John Hancock1) (A)	34,561	382,934
Total Return, Class NAV (PIMCO)	16,939	246,635
U.S. High Yield Bond, Class NAV (Wells Capital)	17,093	220,674

1

Retirement Living through 2050 Portfolio

As of 11-30-12 (Unaudited)

	Shares	Value
Affiliated Investment Companies (continued)

ALTERNATIVE - 3.0%

John Hancock Funds II (G) - 3.0%
Currency Strategies, Class NAV (First Quadrant) (I)	135,641	$1,298,081
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	60,264	649,041

Total investments (Cost $61,795,075) - 99.9%		$64,904,060

Other assets and liabilities, net - 0.1%		71,135

TOTAL NET ASSETS - 100.0%		$64,975,195

Percentages are based upon net assets

2

Fundamental Large Cap Value, Class NAV (John Hancock1) (A)

Retirement Living through 2045 Portfolio
As of 11-30-12 (Unaudited)

Affiliated Investment Companies - 100.0%

EQUITY- 92.8%

John Hancock Funds II (G) - 86.3%
All Cap Value, Class NAV (Lord Abbett)	638,775	$7,115,956
Alpha Opportunities, Class NAV (Wellington)	1,308,867	14,397,533
Blue Chip Growth, Class NAV (T. Rowe Price)	709,214	17,361,563
Capital Appreciation, class NAV (Jennison)	1,138,254	14,797,306
Capital Appreciation Value, Class NAV (T.Rowe Price)	2,401,222	27,590,037
China Emerging Leaders, Class NAV (Atlantis) (I)	585,900	5,870,715
Emerging Markets, Class NAV (DFA)	3,678,852	37,708,231
Equity-Income, Class NAV (T. Rowe Price)	772,544	12,352,981
Fundamental Global Franchise, Class NAV (John Hancock1) (A)(I)	445,752	4,894,362
Fundamental Large Cap Value, Class NAV (John Hancock1) (A)	737,802	8,366,674
Fundamental Value, Class NAV (Davis)	678,589	10,816,711
Global Real Estate, Class NAV (Deutsche)	872,355	7,153,309
Health Sciences, Class NAV (T. Rowe Price) (I)	616,299	8,566,561
Heritage, Class NAV (American Century)	245,680	1,894,196
International Growth Stock, Class NAV (Invesco)	388,454	4,393,417
International Small Cap, Class NAV (Franklin)	393,382	5,999,081
International Small Company, Class NAV (DFA)	747,649	6,003,618
International Value, Class NAV (Franklin)	640,368	8,856,284
Mid Cap Stock, Class NAV (Wellington)	480,169	8,652,642
Mid Value, Class NAV (T. Rowe Price)	553,969	7,450,886
Mutual Shares, Class NAV (Franklin)	371,095	4,323,258
Natural Resources, Class NAV (RS Investments/Wellington)	701,373	11,502,520
Real Estate Equity, Class NAV (T. Rowe Price)	308,332	2,861,323
Redwood, Class NAV (RCM)	520,467	5,693,907
Small Cap Growth, Class NAV (Wellington)	242,759	2,065,876
Small Cap Value, Class NAV (Wellington)	127,505	2,180,328
Small Company Growth, Class NAV (Invesco) (I)	116,323	1,779,743
Small Company Value, Class NAV (T. Rowe Price)	115,871	3,273,354
Smaller Company Growth, Class NAV (Frontier/John Hancock [2] (A) /Perimeter)	180,226	1,665,290
Strategic Equity Allocation, Class NAV (John Hancock1) (A)(I)	20,626,695	215,755,235
U.S. Equity, Class NAV (GMO)	1,684,240	19,520,336
Value, Class NAV (Invesco)	289,402	3,038,726

John Hancock Funds III (G) - 6.5%
Disciplined Value, Class NAV (Robeco)	395,685	5,693,907
Global Shareholder Yield, Class NAV (Epoch)	1,198,635	12,010,318
International Core, Class NAV (GMO)	182,319	5,163,280
International Value Equity, Class NAV (John Hancock1) (A)	320,153	2,692,490
Strategic Growth, Class NAV (John Hancock1) (A)	951,680	11,324,993

FIXED INCOME - 4.2%

John Hancock Funds II (G) - 4.2%
Active Bond, Class NAV (John Hancock[1] (A)/Declaration)	205,151	2,174,606
Floating Rate Income, Class NAV (WAMCO)	494,063	4,663,957
Global Bond, Class NAV (PIMCO)	77,618	1,012,909
Global High Yield, Class NAV (Stone Harbor)	144,674	1,545,115
High Yield, Class NAV (WAMCO)	211,719	1,945,700
Multi-Sector Bond, Class NAV (Stone Harbor)	225,171	2,346,285
Real Return Bond, Class NAV (PIMCO)	59,230	778,280
Spectrum Income, Class NAV (T. Rowe Price)	210,241	2,346,285
Strategic Income Opportunities, Class NAV (John Hancock1) (A)	304,726	3,376,362
Total Return, Class NAV (PIMCO)	149,355	2,174,606

3

Retirement Living through 2045 Portfolio
As of 11-30-12 (Unaudited)

	Shares	Value
Affiliated Investment Companies (continued)

U.S. High Yield Bond, Class NAV (Wells Capital)	150,713	$1,945,700

ALTERNATIVE - 3.0%

John Hancock Funds II (G) - 3.0%
Currency Strategies, Class NAV (First Quadrant) (I)	1,195,955	11,445,294
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	531,351	5,722,647

Total investments (Cost $508,546,128) - 100.0%		$572,264,693

Other assets and liabilities, net - 0.0%		24,356

TOTAL NET ASSETS - 100.0%		$572,289,049

Percentages are based upon net assets

4

Retirement Living through 2040 Portfolio
As of 11-30-12 (Unaudited)

Affiliated Investment Companies - 100.0%

EQUITY - 92.7%

John Hancock Funds II (G) - 86.3%
All Cap Value, Class NAV (Lord Abbett)	644,833	$7,183,436
Alpha Opportunities, Class NAV (Wellington)	1,321,278	14,534,062
Blue Chip Growth, Class NAV (T. Rowe Price)	715,940	17,526,199
Capital Appreciation, Class NAV (Jennison)	1,149,048	14,937,626
Capital Appreciation Value, Class NAV (T.Rowe Price)	2,423,992	27,851,667
China Emerging Leaders, Class NAV (Atlantis) (I)	584,567	5,857,361
Emerging Markets, Class NAV (DFA)	3,707,015	37,996,906
Equity-Income, Class NAV (T. Rowe Price)	779,870	12,470,121
Fundamental Global Franchise, Class NAV (John Hancock1) (A)(I)	449,979	4,940,774
Fundamental Large Cap Value, Class NAV (John Hancock1) (A)	744,798	8,446,014
Fundamental Value, Class NAV (Davis)	685,024	10,919,283
Global Real Estate, Class NAV (Deutsche)	879,695	7,213,499
Health Sciences, Class NAV (T. Rowe Price) (I)	622,144	8,647,796
Heritage, Class NAV (American Century)	247,748	1,910,135
International Growth Stock, Class NAV (Invesco)	391,303	4,425,632
International Small Cap, Class NAV (Franklin)	395,492	6,031,254
International Small Company, Class NAV (DFA)	750,994	6,030,485
International Value, Class NAV (Franklin)	644,864	8,918,475
Mid Cap Stock, Class NAV (Wellington)	484,209	8,725,449
Mid Value, Class NAV (T. Rowe Price)	558,631	7,513,581
Mutual Shares, Class NAV (Franklin)	374,614	4,364,254
Natural Resources, Class NAV (RS Investments/Wellington)	707,275	11,599,307
Real Estate Equity, Class NAV (T. Rowe Price)	310,927	2,885,400
Redwood, Class NAV (RCM)	525,402	5,747,901
Small Cap Growth, Class NAV (Wellington)	244,801	2,083,259
Small Cap Value, Class NAV (Wellington)	128,577	2,198,675
Small Company Growth, Class NAV (Invesco) (I)	117,302	1,794,719
Small Company Value, Class NAV (T. Rowe Price)	116,846	3,300,897
Smaller Company Growth, Class NAV (Frontier/John Hancock 2 /Perimeter) (A)	181,743	1,679,303
Strategic Equity Allocation, Class NAV (John Hancock1) (A)(I)	20,800,256	217,570,681
U.S. Equity, Class NAV (GMO)	1,700,211	19,705,444
Value, Class NAV (Invesco)	291,838	3,064,294

John Hancock Funds III (G) - 6.4%
Disciplined Value, Class NAV (Robeco)	399,437	5,747,902
Global Shareholder Yield, Class NAV (Epoch)	1,210,001	12,124,210
International Core, Class NAV (GMO)	183,029	5,183,370
International Value Equity, Class NAV (John Hancock1) (A)	320,028	2,691,434
Strategic Growth, Class NAV (John Hancock1) (A)	960,705	11,432,386

FIXED INCOME - 4.3%

John Hancock Funds II (G) - 4.3%
Active Bond, Class NAV (John Hancock[1] (A)/Declaration)	206,878	2,192,904
Floating Rate Income, Class NAV (WAMCO)	498,221	4,703,201
Global Bond, Class NAV (PIMCO)	78,271	1,021,431
Global High Yield, Class NAV (Stone Harbor)	145,891	1,558,116
High Yield, Class NAV (WAMCO)	213,501	1,962,072
Multi-Sector Bond, Class NAV (Stone Harbor)	227,066	2,366,028
Real Return Bond, Class NAV (PIMCO)	59,728	784,829
Spectrum Income, Class NAV (T. Rowe Price)	212,010	2,366,028
Strategic Income Opportunities, Class NAV (John Hancock1) (A)	307,290	3,404,772
Total Return, Class NAV (PIMCO)	150,612	2,192,904

5

Retirement Living through 2040 Portfolio
As of 11-30-12 (Unaudited)

Affiliated Investment Companies (continued)

U.S. High Yield Bond, Class NAV (Wells Capital)	151,981	$1,962,072

ALTERNATIVE - 3.0%

John Hancock Funds II (G) - 3.0%
Currency Strategies, Class NAV (First Quadrant) (I)	1,206,019	11,541,599
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	535,822	5,770,799

Total investments (Cost $514,342,736) - 100.0%		$577,079,946

Other assets and liabilities, net - 0.0%		58,676

TOTAL NET ASSETS - 100.0%		$577,138,622

Percentages are based upon net assets

6

Retirement Living through 2035 Portfolio
As of 11-30-12 (Unaudited)

	Shares	Value

Affiliated Investment Companies - 100.0%

EQUITY – 91.7%

John Hancock Funds II (G) – 85.4%
All Cap Value, Class NAV (Lord Abbett)	812,411	$9,050,262
Alpha Opportunities, Class NAV (Wellington)	1,664,948	18,314,426
Blue Chip Growth, Class NAV (T. Rowe Price)	901,803	22,076,148
Capital Appreciation, Class NAV (Jennison)	1,447,951	18,823,364
Capital Appreciation Value, Class NAV (T. Rowe Price)	3,047,304	35,013,523
China Emerging Leaders, Class NAV (Atlantis) (I)	758,274	7,597,904
Emerging Markets, Class NAV (DFA)	4,770,138	48,893,918
Equity-Income, Class NAV (T. Rowe Price)	982,534	15,710,723
Fundamental Global Franchise, Class NAV (John Hancock1) (A)(I)	566,966	6,225,282
Fundamental Large Cap Value, Class NAV (John Hancock1) (A)	938,577	10,643,462
Fundamental Value, Class NAV (Davis)	862,993	13,756,103
Global Real Estate, Class NAV (Deutsche)	1,115,023	9,143,191
Health Sciences, Class NAV (T. Rowe Price) (I)	787,473	10,945,875
Heritage, Class NAV (American Century)	313,742	2,418,951
International Growth Stock, Class NAV (Invesco)	502,999	5,688,919
International Small Cap, Class NAV (Franklin)	510,492	7,784,997
International Small Company, Class NAV (DFA)	963,880	7,739,959
International Value, Class NAV (Franklin)	829,142	11,467,031
Mid Cap Stock, Class NAV (Wellington)	614,124	11,066,515
Mid Value, Class NAV (T. Rowe Price)	708,391	9,527,855
Mutual Shares, Class NAV (Franklin)	472,313	5,502,441
Natural Resources, Class NAV (RS Investments/Wellington)	896,710	14,706,038
Real Estate Equity, Class NAV (T. Rowe Price)	394,581	3,661,715
Redwood, Class NAV (RCM)	661,406	7,235,784
Small Cap Growth, Class NAV (Wellington)	310,326	2,640,873
Small Cap Value, Class NAV (Wellington)	163,089	2,788,821
Small Company Growth, Class NAV (Invesco) (I)	148,915	2,278,400
Small Company Value, Class NAV (T. Rowe Price)	148,210	4,186,930
Smaller Company Growth, Class NAV (Frontier/John Hancock [2] (A)/Perimeter)	230,568	2,130,452
Strategic Equity Allocation, Class NAV (John Hancock1)(A)(I)	26,377,471	275,908,349
U.S. Equity, Class NAV (GMO)	2,142,137	24,827,369
Value, Class NAV (Invesco)	369,870	3,883,637

John Hancock Funds III (G) - 6.3%
Disciplined Value, Class NAV (Robeco)	502,834	7,235,784
Global Shareholder Yield, Class NAV (Epoch)	1,524,505	15,275,544
International Core, Class NAV (GMO)	235,779	6,677,269
International Value Equity, Class NAV (John Hancock1) (A)	413,645	3,478,756
Strategic Growth, Class NAV (John Hancock1) (A)	1,210,520	14,405,184

FIXED INCOME - 5.3%

John Hancock Funds II (G) - 5.3%
Active Bond, Class NAV (John Hancock[1] (A)/Declaration)	327,998	3,476,780
Floating Rate Income, Class NAV (WAMCO)	789,109	7,449,185
Global Bond, Class NAV (PIMCO)	123,573	1,612,634
Global High Yield, Class NAV (Stone Harbor)	231,342	2,470,733
High Yield, Class NAV (WAMCO)	338,075	3,106,909
Multi-Sector Bond, Class NAV (Stone Harbor)	359,931	3,750,483
Real Return Bond, Class NAV (PIMCO)	94,579	1,242,764
Spectrum Income, Class NAV (T. Rowe Price)	336,065	3,750,483
Strategic Income Opportunities, Class NAV (John Hancock1) (A)	486,706	5,392,707
Total Return, Class NAV (PIMCO)	238,790	3,476,780
U.S. High Yield Bond, Class NAV (Wells Capital)	240,659	3,106,909

7

Retirement Living through 2035 Portfolio
As of 11-30-12 (Unaudited)

	Shares	Value
Affiliated Investment Companies (continued)

ALTERNATIVE - 3.0%

John Hancock Funds II (G) - 3.0%
Currency Strategies, Class NAV (First Quadrant) (I)	1,545,957	$14,794,807
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	686,853	7,397,403

Total investments (Cost $658,068,159) - 100.0%		$739,740,332

Other assets and liabilities, net - 0.0%		61,218

TOTAL NET ASSETS - 100.0%		$739,801,549

Percentages are based upon net assets

8

Retirement Living through 2030 Portfolio
As of 11-30-12 (Unaudited)

	Shares	Value

Affiliated Investment Companies - 100.0%

EQUITY - 85.8%

John Hancock Funds II (G) - 79.7%
All Cap Value, Class NAV (Lord Abbett)	932,432	$10,387,295
Alpha Opportunities, Class NAV (Wellington)	1,790,479	19,695,271
Blue Chip Growth, Class NAV (T. Rowe Price)	1,029,893	25,211,792
Capital Appreciation, Class NAV (Jennison)	1,647,009	21,411,112
Capital Appreciation Value, Class NAV (T.Rowe Price)	4,048,060	46,512,205
China Emerging Leaders, Class NAV (Atlantis) (I)	835,007	8,366,772
Emerging Markets, Class NAV (DFA)	5,306,752	54,394,213
Equity-Income, Class NAV (T. Rowe Price)	1,124,417	17,979,430
Fundamental Global Franchise, Class NAV (John Hancock1) (A)(I)	748,582	8,219,432
Fundamental Large Cap Value, Class NAV (John Hancock1) (A)	1,075,431	12,195,386
Fundamental Value, Class NAV (Davis)	929,440	14,815,272
Global Real Estate, Class NAV (Deutsche)	1,394,587	11,435,616
Health Sciences, Class NAV (T. Rowe Price) (I)	984,216	13,680,603
Heritage, Class NAV (American Century)	368,405	2,840,400
International Growth Stock, Class NAV (Invesco)	541,978	6,129,767
International Small Cap, Class NAV (Franklin)	549,995	8,387,420
International Small Company, Class NAV (DFA)	1,036,974	8,326,905
International Value, Class NAV (Franklin)	898,553	12,426,983
Mid Cap Stock, Class NAV (Wellington)	690,571	12,444,096
Mid Value, Class NAV (T. Rowe Price)	816,525	10,982,262
Mutual Shares, Class NAV (Franklin)	543,203	6,328,317
Natural Resources, Class NAV (RS Investments/Wellington)	1,070,763	17,560,516
Real Estate Equity, Class NAV (T. Rowe Price)	492,516	4,570,545
Redwood, Class NAV (RCM)	825,524	9,031,227
Small Cap Growth, Class NAV (Wellington)	290,284	2,470,315
Small Cap Value, Class NAV (Wellington)	160,695	2,747,879
Small Company Growth, Class NAV (Invesco) (I)	143,922	2,202,004
Small Company Value, Class NAV (T. Rowe Price)	146,069	4,126,444
Smaller Company Growth, Class NAV (Frontier/John Hancock [2] (A)/Perimeter)	218,286	2,016,961
Strategic Equity Allocation, Class NAV (John Hancock1) (A)(I)	30,882,255	323,028,383
U.S. Equity, Class NAV (GMO)	2,853,447	33,071,451
Value, Class NAV (Invesco)	435,290	4,570,545

John Hancock Funds III (G) - 6.1%
Disciplined Value, Class NAV (Robeco)	577,601	8,311,681
Global Shareholder Yield, Class NAV (Epoch)	2,029,121	20,331,793
International Core, Class NAV (GMO)	254,446	7,205,908
International Value Equity, Class NAV (John Hancock1) (A)	440,897	3,707,945
Strategic Growth, Class NAV (John Hancock1) (A)	1,374,440	16,355,839

FIXED INCOME - 11.2%

John Hancock Funds II (G) - 11.2%
Active Bond, Class NAV (John Hancock[1] (A)/Declaration)	975,836	10,343,865
Floating Rate Income, Class NAV (WAMCO)	2,111,129	19,929,058
Global Bond, Class NAV (PIMCO)	331,091	4,320,738
Global High Yield, Class NAV (Stone Harbor)	617,674	6,596,759
High Yield, Class NAV (WAMCO)	906,083	8,326,904
Multi-Sector Bond, Class NAV (Stone Harbor)	905,677	9,437,158
Real Return Bond, Class NAV (PIMCO)	252,779	3,321,510
Spectrum Income, Class NAV (T. Rowe Price)	845,624	9,437,158
Strategic Income Opportunities, Class NAV (John Hancock1) (A)	1,226,657	13,591,359
Total Return, Class NAV (PIMCO)	710,430	10,343,866

9

Retirement Living through 2030 Portfolio
As of 11-30-12 (Unaudited)

	Shares	Value
Affiliated Investment Companies (continued)

U.S. High Yield Bond, Class NAV (Wells Capital)	644,996	$8,326,905

ALTERNATIVE - 3.0%

John Hancock Funds II (G) - 3.0%
Currency Strategies, Class NAV (First Quadrant) (I)	1,933,567	18,504,232
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	859,064	9,252,116

Total investments (Cost $823,752,829) - 100.0%		$925,211,613

Other assets and liabilities, net - 0.0%		50,620

TOTAL NET ASSETS - 100.0%		$925,262,233

Percentages are based upon net assets

10

Retirement Living through 2025 Portfolio
As of 11-30-12 (Unaudited)

	Shares	Value

Affiliated Investment Companies - 100.0%

EQUITY - 76.7%

John Hancock Funds II (G) - 71.2%
All Cap Value, Class NAV (Lord Abbett)	932,105	$10,383,654
Alpha Opportunities, Class NAV (Wellington)	1,831,552	20,147,068
Blue Chip Growth, Class NAV (T. Rowe Price)	1,020,452	24,980,653
Capital Appreciation, Class NAV (Jennison)	1,636,970	21,280,608
Capital Appreciation Value, Class NAV (T.Rowe Price)	4,705,632	54,067,716
China Emerging Leaders, Class NAV (Atlantis) (I)	824,495	8,261,436
Emerging Markets, Class NAV (DFA)	5,223,494	53,540,809
Equity-Income, Class NAV (T. Rowe Price)	1,118,867	17,890,682
Fundamental Global Franchise, Class NAV (John Hancock1) (A)(I)	870,695	9,560,233
Fundamental Large Cap Value, Class NAV (John Hancock1) (A)	1,078,807	12,233,676
Fundamental Value, Class NAV (Davis)	947,949	15,110,301
Global Real Estate, Class NAV (Deutsche)	1,592,396	13,057,651
Health Sciences, Class NAV (T. Rowe Price) (I)	937,051	13,025,015
International Growth Stock, Class NAV (Invesco)	521,316	5,896,086
International Small Cap, Class NAV (Franklin)	519,522	7,922,715
International Small Company, Class NAV (DFA)	984,048	7,901,903
International Value, Class NAV (Franklin)	866,817	11,988,080
Mid Cap Stock, Class NAV (Wellington)	848,365	15,287,529
Mid Value, Class NAV (T. Rowe Price)	801,851	10,784,891
Mutual Shares, Class NAV (Franklin)	547,081	6,373,489
Natural Resources, Class NAV (RS Investments/Wellington)	1,185,146	19,436,389
Real Estate Equity, Class NAV (T. Rowe Price)	562,599	5,220,916
Redwood, Class NAV (RCM)	939,371	10,276,716
Small Cap Growth, Class NAV (Wellington)	233,056	1,983,305
Small Company Growth, Class NAV (Invesco) (I)	116,315	1,779,614
Small Company Value, Class NAV (T. Rowe Price)	199,611	5,639,019
Smaller Company Growth, Class NAV (Frontier/John Hancock [2] (A)/Perimeter)	180,997	1,672,409
Strategic Equity Allocation, Class NAV (John Hancock1) (A)(I)	32,089,959	335,660,970
U.S. Equity, Class NAV (GMO)	3,291,172	38,144,688
Value, Class NAV (Invesco)	428,823	4,502,638

John Hancock Funds III (G) - 5.5%
Disciplined Value, Class NAV (Robeco)	578,905	8,330,449
Global Shareholder Yield, Class NAV (Epoch)	2,339,396	23,440,750
International Core, Class NAV (GMO)	247,630	7,012,888
International Value Equity, Class NAV (John Hancock1) (A)	432,389	3,636,392
Strategic Growth, Class NAV (John Hancock1) (A)	1,374,015	16,350,779

FIXED INCOME- 20.2%

John Hancock Funds II (G) - 20.2%
Active Bond, Class NAV (John Hancock[1] (A)/Declaration)	2,194,682	23,263,632
Floating Rate Income, Class NAV (WAMCO)	4,230,309	39,934,114
Global Bond, Class NAV (PIMCO)	739,349	9,648,511
Global High Yield, Class NAV (Stone Harbor)	1,213,592	12,961,166
High Yield, Class NAV (WAMCO)	1,753,320	16,113,013
Multi-Sector Bond, Class NAV (Stone Harbor)	1,895,133	19,747,285
Real Return Bond, Class NAV (PIMCO)	560,505	7,365,030
Spectrum Income, Class NAV (T. Rowe Price)	1,769,470	19,747,285
Strategic Income Opportunities, Class NAV (John Hancock1) (A)	2,555,327	28,313,019
Total Return, Class NAV (PIMCO)	1,597,777	23,263,632
U.S. High Yield Bond, Class NAV (Wells Capital)	1,248,103	16,113,013

11

Retirement Living through 2025 Portfolio
As of 11-30-12 (Unaudited)

	Shares	Value
Affiliated Investment Companies (continued)

ALTERNATIVE - 3.1%

John Hancock Funds II (G) - 3.1%
Currency Strategies, Class NAV (First Quadrant) (I)	2,274,060	$21,762,752
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	1,025,272	11,042,185

Total investments (Cost $959,569,692) 100.0%		$1,072,056,754

Other assets and liabilities, net - 0.0%		50,660

TOTAL NET ASSETS - 100.0%		$1,072,107,414

Percentages are based upon net assets

12

Retirement Living through 2020 Portfolio
As of 11-30-12 (Unaudited)

	Shares	Value
Affiliated Investment Companies - 100.0%

EQUITY - 64.8%

John Hancock Funds II (G) - 60.0%
All Cap Value, Class NAV (Lord Abbett)	695,626	$7,749,271
Alpha Opportunities, Class NAV (Wellington)	821,743	9,039,175
Blue Chip Growth, Class NAV (T. Rowe Price)	730,852	17,891,265
Capital Appreciation Value, Class NAV (T.Rowe Price)	4,193,159	48,179,396
Capital Appreciation, Class NAV (Jennison)	1,170,988	15,222,838
China Emerging Leaders, Class NAV (Atlantis) (I)	616,732	6,179,654
Emerging Markets Class NAV (DFA)	3,913,712	40,115,550
Equity-Income, Class NAV (T. Rowe Price)	842,410	13,470,144
Fundamental Global Franchise, Class NAV (John Hancock1) (A)(I)	773,021	8,487,766
Fundamental Large Cap Value, Class NAV (John Hancock1) (A)	804,920	9,127,791
Fundamental Value, Class NAV (Davis)	428,086	6,823,691
Global Real Estate, Class NAV (Deutsche)	1,438,492	11,795,633
Health Sciences, Class NAV (T. Rowe Price) (I)	846,524	11,766,683
International Growth Stock, Class NAV (Invesco)	415,825	4,702,979
International Small Cap, Class NAV (Franklin)	397,404	6,060,417
International Small Company, Class NAV (DFA)	748,120	6,007,402
International Value, Class NAV (Franklin)	672,111	9,295,300
Mid Cap Stock, Class NAV (Wellington)	591,044	10,650,617
Mid Value, Class NAV (T. Rowe Price)	560,692	7,541,308
Mutual Shares, Class NAV (Franklin)	404,006	4,706,673
Natural Resources, Class NAV (RS Investments/ Wellington)	926,292	15,191,196
Real Estate Equity, Class NAV (T. Rowe Price)	508,432	4,718,253
Redwood, Class NAV (RCM)	843,351	9,226,261
Small Cap Growth, Class NAV (Wellington)	510,360	4,343,162
Small Company Value, Class NAV (T. Rowe Price)	157,234	4,441,870
Strategic Equity Allocation, Class NAV (John Hancock1) (A)(I)	25,070,568	262,238,139
U.S. Equity, Class NAV (GMO)	2,944,634	34,128,303
Value, Class NAV (Invesco)	287,664	3,020,472

John Hancock Funds III (G) - 4.8%
Disciplined Value, Class NAV (Robeco)	429,719	6,183,662
Global Shareholder Yield, Class NAV (Epoch)	2,090,191	20,943,710
International Core, Class NAV (GMO)	191,478	5,422,645
International Value Equity, Class NAV (John Hancock1) (A)	337,207	2,835,910
Strategic Growth, Class NAV (John Hancock1) (A)	984,660	11,717,450

FIXED INCOME - 31.9%

John Hancock Funds II (G) - 31.9%
Active Bond, Class NAV (John Hancock[1] (A)/Declaration)	3,802,129	40,302,568
Floating Rate Income, Class NAV (WAMCO)	5,616,122	53,016,187
Global Bond, Class NAV (PIMCO)	1,243,497	16,227,632
Global High Yield, Class NAV (Stone Harbor)	1,467,684	15,674,866
High Yield, Class NAV (WAMCO)	2,143,870	19,702,162
Multi-Sector Bond, Class NAV (Stone Harbor)	2,738,632	28,536,548
Real Return Bond, Class NAV (PIMCO)	929,991	12,220,078
Spectrum Income, Class NAV (T. Rowe Price)	2,557,038	28,536,548
Strategic Income Opportunities, Class NAV (John Hancock1) (A)	3,696,213	40,954,042
Total Return, Class NAV (PIMCO)	2,768,034	40,302,568
U.S. High Yield Bond, Class NAV (Wells Capital)	1,526,116	19,702,162

13

Retirement Living through 2020 Portfolio
As of 11-30-12 (Unaudited)

	Shares	Value
Affiliated Investment Companies (continued)

ALTERNATIVE - 3.3%

John Hancock Funds II (G) - 3.3%
Currency Strategies, Class NAV (First Quadrant) (I)	2,228,929	$21,330,847
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	1,053,988	11,351,446

Total investments (Cost $886,702,901) - 100.0%		$987,082,240

Other assets and liabilities, net - 0.0%		39,014

TOTAL NET ASSETS - 100.0%		$987,121,254

Percentages are based upon net assets

14

Retirement Living through 2015 Portfolio

As of 11-30-12 (Unaudited)

	Shares	Value

Affiliated Investment Companies - 100.0%

EQUITY - 53.8%

John Hancock Funds II (G) - 49.6%
All Cap Value, Class NAV (Lord Abbett)	337,807	$3,763,166
Alpha Opportunities, Class NAV (Wellington)	245,977	2,705,748
Blue Chip Growth, Class NAV (T. Rowe Price)	333,874	8,173,224
Capital Appreciation, Class NAV (Jennison)	538,279	6,997,623
Capital Appreciation Value, Class NAV (T.Rowe Price)	2,288,827	26,298,623
China Emerging Leaders, Class NAV (Atlantis) (I)	292,837	2,934,225
Emerging Markets, Class NAV (DFA)	1,871,223	19,180,033
Equity-Income, Class NAV (T. Rowe Price)	411,951	6,587,096
Fundamental Global Franchise, Class NAV (John Hancock1)
(A)(I)	487,185	5,349,294
Fundamental Large Cap Value, Class NAV (John Hancock1) (A)	388,894	4,410,058
Fundamental Value, Class NAV (Davis)	132,675	2,114,837
Global Real Estate, Class NAV (Deutsche)	881,019	7,224,357
Health Sciences, Class NAV (T. Rowe Price) (I)	539,225	7,495,232
International Growth Stock, Class NAV (Invesco)	210,874	2,384,981
International Small Cap, Class NAV (Franklin)	193,378	2,949,015
International Small Company, Class NAV (DFA)	365,959	2,938,651
International Value, Class NAV (Franklin)	354,335	4,900,453
Mid Cap Stock, Class NAV (Wellington)	267,503	4,820,400
Mid Value, Class NAV (T. Rowe Price)	255,333	3,434,223
Mutual Shares, Class NAV (Franklin)	197,015	2,295,220
Natural Resources, Class NAV (RS Investments/Wellington)	488,101	8,004,862
Real Estate Equity, Class NAV (T. Rowe Price)	324,313	3,009,628
Redwood, Class NAV (RCM)	537,295	5,878,003
Small Cap Growth, Class NAV (Wellington)	264,877	2,254,099
Small Company Value, Class NAV (T. Rowe Price)	79,791	2,254,099
Strategic Equity Allocation, Class NAV (John Hancock1) (A)(I)	13,259,336	138,692,659
U.S. Equity, Class NAV (GMO)	1,846,712	21,403,397
Value, Class NAV (Invesco)	132,017	1,386,177

John Hancock Funds III (G) - 4.2%
Disciplined Value, Class NAV (Robeco)	208,346	2,998,093
Global Shareholder Yield, Class NAV (Epoch)	1,314,169	13,167,972
International Core, Class NAV (GMO)	100,690	2,851,546
International Value Equity, Class NAV (John Hancock1) (A)	170,000	1,429,697
Strategic Growth, Class NAV (John Hancock1) (A)	449,521	5,349,294

FIXED INCOME - 42.7%

John Hancock Funds II (G) - 42.7%
Active Bond, Class NAV (John Hancock[1] (A)/Declaration)	3,735,822	39,599,714
Floating Rate Income, Class NAV (WAMCO)	4,481,291	42,303,384
Global Bond, Class NAV (PIMCO)	1,095,698	14,298,856
Global High Yield, Class NAV (Stone Harbor)	1,097,969	11,726,311
High Yield, Class NAV (WAMCO)	1,614,346	14,835,844
Multi-Sector Bond, Class NAV (Stone Harbor)	2,414,323	25,157,245
Real Return Bond, Class NAV (PIMCO)	793,573	10,427,550
Spectrum Income, Class NAV (T. Rowe Price)	2,254,233	25,157,245

15

Retirement Living through 2015 Portfolio

As of 11-30-12 (Unaudited)

	Shares	Value

Affiliated Investment Companies (continued)

Strategic Income Opportunities, Class NAV (John Hancock1) (A)	2,589,474	$28,691,373
Total Return, Class NAV (PIMCO)	2,719,761	39,599,714
U.S. High Yield Bond, Class NAV (Wells Capital)	1,149,175	14,835,844

ALTERNATIVE - 3.5%

John Hancock Funds II (G) - 3.5%
Currency Strategies, Class NAV (First Quadrant) (I)	1,485,651	14,217,683
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	735,139	7,917,445

Total investments (Cost $563,224,362) - 100.0%		$624,404,193

Other assets and liabilities, net - 0.0%		38,791

TOTAL NET ASSETS - 100.0%		$624,442,984

Percentages are based upon net assets

16

Retirement Living through 2010 Portfolio

As of 11-30-12 (Unaudited)

	Shares	Value

Affiliated Investment Companies - 100.0%

Affiliated Investment Companies - 100.0%

EQUITY - 44.0%

John Hancock Funds II (G) - 40.6%
All Cap Value, Class NAV (Lord Abbett)	183,264	$2,041,559
Alpha Opportunities, Class NAV (Wellington)	101,926	1,121,184
Blue Chip Growth, Class NAV (T. Rowe Price)	161,838	3,961,796
Capital Appreciation Value, Class NAV (T.Rowe Price)	1,355,549	15,575,256
Capital Appreciation, Class NAV (Jennison)	258,735	3,363,552
China Emerging Leaders, Class NAV (Atlantis) (I)	138,716	1,389,934
Emerging Markets, Class NAV (DFA)	867,391	8,890,755
Equity-Income, Class NAV (T. Rowe Price)	217,679	3,480,691
Fundamental Global Franchise, Class NAV (John Hancock1) (A)(I)	288,046	3,162,743
Fundamental Large Cap Value, Class NAV (John Hancock1) (A)	208,438	2,363,690
Fundamental Value, Class NAV (Davis)	55,115	878,540
Global Real Estate, Class NAV (Deutsche)	538,269	4,413,805
Health Sciences, Class NAV (T. Rowe Price) (I)	365,682	5,082,980
International Growth Stock, Class NAV (Invesco)	109,030	1,233,131
International Small Cap, Class NAV (Franklin)	93,336	1,423,374
International Small Company, Class NAV (DFA)	177,800	1,427,736
International Value, Class NAV (Franklin)	182,816	2,528,343
Mid Cap Stock, Class NAV (Wellington)	142,998	2,576,821
Mid Value, Class NAV (T. Rowe Price)	191,585	2,576,821
Mutual Shares, Class NAV (Franklin)	106,653	1,242,506
Natural Resources, Class NAV (RS Investments/Wellington)	266,571	4,371,769
Real Estate Equity, Class NAV (T. Rowe Price)	220,147	2,042,961
Redwood, Class NAV (RCM)	365,963	4,003,631
Small Cap Growth, Class NAV (Wellington)	113,117	962,630
Small Company Value, Class NAV (T. Rowe Price)	34,075	962,630
Strategic Equity Allocation, Class NAV (John Hancock1) (A)(I)	7,367,594	77,065,034
U.S. Equity, Class NAV (GMO)	1,087,933	12,609,138

John Hancock Funds III (G) - 3.4%
Disciplined Value, Class NAV (Robeco)	113,964	1,639,941
Global Shareholder Yield, Class NAV (Epoch)	774,912	7,764,619
International Core, Class NAV (GMO)	51,409	1,455,916
International Value Equity, Class NAV (John Hancock1) (A)	94,417	794,047
Strategic Growth, Class NAV (John Hancock1) (A)	215,153	2,560,316

FIXED INCOME - 52.3%

John Hancock Funds II (G) - 52.3%
Active Bond, Class NAV (John Hancock[1] (A)/Declaration)	3,644,066	38,627,099
Floating Rate Income, Class NAV (WAMCO)	3,529,886	33,322,126
Global Bond, Class NAV (PIMCO)	889,364	11,606,205
Global High Yield, Class NAV (Stone Harbor)	822,226	8,781,370
High Yield, Class NAV (WAMCO)	1,213,059	11,148,010
Multi-Sector Bond, Class NAV (Stone Harbor)	1,793,600	18,689,311
Real Return Bond, Class NAV (PIMCO)	605,591	7,957,460
Spectrum Income, Class NAV (T. Rowe Price)	1,674,669	18,689,311
Strategic Income Opportunities, Class NAV (John Hancock1) (A)	1,927,673	21,358,612
Total Return, Class NAV (PIMCO)	2,652,960	38,627,099
U.S. High Yield Bond, Class NAV (Wells Capital)	863,517	11,148,010

ALTERNATIVE - 3.7%

John Hancock Funds II (G) - 3.7%
Currency Strategies, Class NAV (First Quadrant) (I)	1,033,116	9,886,923
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	515,598	5,552,991

17

Retirement Living through 2010 Portfolio

As of 11-30-12 (Unaudited)

Total investments (Cost $383,377,171) - 100.0%	$420,362,376

Other assets and liabilities, net - 0.0%	(47,525)

TOTAL NET ASSETS - 100.0%	$420,314,851

Percentages are based upon net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund's subadviser is shown parenthetically.

(I) Non-income producing.

(1) Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

(2) Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

18

Investment companies

Underlying Funds’ Subadvisers

American Century Investment Management, Inc.	(American Century)
Atlantis Investment Management (Hong Kong) Ltd.	(Atlantis)
Davis Selected Advisers, LP	(Davis)
Declaration Management & Research, LLC	(Declaration)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, LP	(First Quadrant)
Franklin Mutual Advisers
Franklin Templeton Investment Corp.	(Franklin)
Templeton Investments Counsel, LLC

Frontier Capital Management Company, LLC	(Frontier)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jenninson Associates LLC	(Jenninson)
John Hancock Asset Management*	(John Hancock)
Lord, Abbot & Co. LLC	(Lord Abbett)
Pacific Investment Management Company LLC	(PIMCO)
Perimeter Capital Management	(Perimeter)
RCM Capital Management LLC	(RCM)
Robeco Investment Management, Inc.	(Robeco)
RS Investment Management Company, LLC	(RS Investments)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investments Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

*Manulife Asset Management (US) LLC and Manulife Asset Management (North America) Limited are doing business as John Hancock Asset Management.

19

Retirement Living Portfolios
Notes to the Portfolios of Investments (Unaudited)
As of 11-30-12

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Investments by the Funds in underlying affiliated funds are valued at their respective net asset values each business day.

The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

As of November 30, 2012, all investments are categorized as Level 1 under the hierarchy described above.

Cost of Investment Securities for Federal Income Tax Purposes

The tax cost of investments owned on November 30, 2012, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation
Portfolio	Aggregate Cost	Appreciation	Depreciation	(Depreciation)

Retirement Living Through 2050	$62,128,057	$2,821,208	($45,205)	$2,776,003
Retirement Living Through 2045	518,525,518	53,770,306	(31,131)	53,739,175
Retirement Living Through 2040	523,829,210	53,285,678	(34,942)	53,250,736
Retirement Living Through 2035	670,001,921	69,775,938	(37,527)	69,738,411
Retirement Living Through 2030	838,931,251	86,288,829	(8,467)	86,280,362
Retirement Living Through 2025	976,607,404	95,449,350	-	95,449,350
Retirement Living Through 2020	900,343,311	86,738,929	-	86,738,929
Retirement Living Through 2015	570,322,492	54,088,302	(6,601)	54,081,701
Retirement Living Through 2010	389,705,103	30,657,273	-	30,657,273

For additional information on the Portfolios' significant accounting policies, please refer to the Portfolios' most recent semiannual or annual shareholder report.

20

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Retirement Living through Portfolios.

LC0Q1 11/12
1/13

MUTUAL FUNDS

John Hancock Retirement Choices of Portfolios

QUARTERLY PORTFOLIO HOLDINGS

11.30.2012

Retirement Choices at 2050 Portfolio
As of 11-30-12 (Unaudited)

	Shares	Value

Affiliated Investment Companies 68.2%

EQUITY 67.7%

John Hancock Funds II (G) 67.7%

Strategic Equity Allocation, Class NAV (John Hancock1 ) (A)(I)	7,585,364	$79,342,911

FIXED INCOME 0.5%

John Hancock Funds II (G) 0.5%

Short Term Government Income, Class NAV (John Hancock1 ) (A)	58,270	585,612

Unaffiliated Exchange Traded Funds 31.8%

EQUITY 14.3%
Vanguard Dividend Appreciation ETF	83,555	4,994,918
Vanguard Energy ETF	14,242	1,466,784
Vanguard Materials ETF	17,719	1,468,197
Vanguard MSCI Emerging Markets ETF	153,431	6,450,239
Vanguard REIT ETF	36,640	2,352,654

FIXED INCOME 17.5%
iShares iBoxx Investment Grade Corporate Bond Fund	14,416	1,760,626
SPDR Barclays Capital High Yield Bond ETF	130,627	5,298,231
Vanguard Long-Term Bond ETF	42,349	4,102,348
Vanguard Long-Term Corporate Bond ETF	50,324	4,671,074
Vanguard Total Bond Market ETF	55,243	4,692,340

Total investments (Cost $113,503,401) 100.0%		$117,185,934

Other assets and liabilities, net 0.0%		($21,135)

Total net assets 100.0%		$117,164,799

Percentages are based upon net assets.

1

Retirement Choices at 2045 Portfolio
As of 11-30-12 (Unaudited)

	Shares	Value

Affiliated Investment Companies 68.2%

EQUITY 67.7%

John Hancock Funds II (G) 67.7%

Strategic Equity Allocation, Class NAV (John Hancock1 ) (A)(I)	13,411,294	$140,282,137

FIXED INCOME 0.5%

John Hancock Funds II (G) 0.5%

Short Term Government Income, Class NAV (John Hancock1 ) (A)	103,014	1,035,293

Unaffiliated Exchange Traded Funds 31.7%

EQUITY 14.2%
Vanguard Dividend Appreciation ETF	147,181	8,798,480
Vanguard REIT ETF	64,539	4,144,049
Vanguard Energy ETF	25,087	2,583,710
Vanguard Materials ETF	31,212	2,586,226
Vanguard MSCI Emerging Markets ETF	270,266	11,361,983

FIXED INCOME 17.5%
iShares iBoxx Investment Grade Corporate Bond Fund	42,324	5,169,030
SPDR Barclays Capital High Yield Bond ETF	230,094	9,332,613
Vanguard Intermediate-Term Bond ETF	11,418	1,034,813
Vanguard Long-Term Bond ETF	53,283	5,161,524
Vanguard Long-Term Corporate Bond ETF	66,483	6,170,952
Vanguard Total Bond Market ETF	109,472	9,298,552

Total investments (Cost $199,924,533) 99.9%		$206,959,362

Other assets and liabilities, net 0.1%		$166,848

Total net assets 100.0%		$207,126,210

Percentages are based upon net assets.

2

Retirement Choices at 2040 Portfolio
As of 11-30-12 (Unaudited)

	Shares	Value

Affiliated Investment Companies 67.6%

EQUITY 67.1%

John Hancock Funds II (G) 67.1%

Strategic Equity Allocation, Class NAV (John Hancock1 ) (A)(I)	18,076,000	$189,074,958

FIXED INCOME 0.5%

John Hancock Funds II (G) 0.5%

Short Term Government Income, Class NAV (John Hancock1 ) (A)	144,031	1,447,515

Unaffiliated Exchange Traded Funds 32.4%

EQUITY 13.9%
Vanguard Dividend Appreciation ETF	199,245	11,910,866
Vanguard Energy ETF	33,996	3,501,248
Vanguard Materials ETF	42,110	3,489,235
Vanguard MSCI Emerging Markets ETF	350,803	14,747,758
Vanguard REIT ETF	87,219	5,600,332

FIXED INCOME 18.5%
iShares iBoxx Investment Grade Corporate Bond Fund	89,099	10,881,661
SPDR Barclays Capital High Yield Bond ETF	286,207	11,608,556
Vanguard Intermediate-Term Bond ETF	32,046	2,904,329
Vanguard Intermediate-Term Corporate Bond ETF	16,343	1,445,702
Vanguard Long-Term Bond ETF	59,859	5,798,541
Vanguard Long-Term Corporate Bond ETF	54,312	5,041,240
Vanguard Total Bond Market ETF	170,737	14,502,400

Total investments (Cost $272,152,521) 100.0%		$281,954,341

Other assets and liabilities, net 0.0%		($11,425)

Total net assets 100.0%		$281,942,916

Percentages are based upon net assets.

3

Retirement Choices at 2035 Portfolio
As of 11-30-12 (Unaudited)

	Shares	Value

Affiliated Investment Companies 64.9%

EQUITY 63.9%

John Hancock Funds II (G) 63.9%

Strategic Equity Allocation, Class NAV (John Hancock1 ) (A)(I)	25,608,929	$267,869,399

FIXED INCOME 1.0%

John Hancock Funds II (G) 1.0%

Short Term Government Income, Class NAV (John Hancock1 ) (A)	436,238	4,384,188

Unaffiliated Exchange Traded Funds 35.1%

EQUITY 13.1%
Vanguard Dividend Appreciation ETF	277,273	16,575,380
Vanguard Energy ETF	50,269	5,177,204
Vanguard Materials ETF	62,269	5,159,609
Vanguard MSCI Emerging Markets ETF	497,679	20,922,425
Vanguard REIT ETF	112,844	7,245,713

FIXED INCOME 22.0%
iShares iBoxx Investment Grade Corporate Bond Fund	180,080	21,993,170
SPDR Barclays Capital High Yield Bond ETF	379,625	15,397,590
Vanguard Intermediate-Term Bond ETF	121,447	11,006,742
Vanguard Intermediate-Term Corporate Bond ETF	99,107	8,767,005
Vanguard Long-term Bond ETF	22,683	2,197,302
Vanguard Long-term Corporate Bond ETF	70,577	6,550,958
Vanguard Total Bond Market ETF	310,571	26,379,901

Total investments (Cost $405,630,616) 100.0%		$419,626,586

Other assets and liabilities, net 0.0%		($195,329)

Total net assets 100.0%		$419,431,257

Percentages are based upon net assets.

4

Retirement Choices at 2030 Portfolio
As of 11-30-12 (Unaudited)

	Shares	Value

Affiliated Investment Companies 58.1%

EQUITY 57.0%

John Hancock Funds II (G) 57.0%

Strategic Equity Allocation, Class NAV (John Hancock1 ) (A)(I)	29,051,970	$303,883,603

FIXED INCOME 1.1%

John Hancock Funds II (G) 1.1%

Short Term Government Income, Class NAV (John Hancock1 ) (A)	568,388	5,712,303

Unaffiliated Exchange Traded Funds 41.9%

EQUITY 12.0%
Vanguard Dividend Appreciation ETF	344,927	20,619,736
Vanguard Energy ETF	62,737	6,461,284
Vanguard Materials ETF	62,177	5,151,986
Vanguard MSCI Emerging Markets ETF	564,565	23,734,313
Vanguard REIT ETF	120,695	7,749,826

FIXED INCOME 29.9%
iShares iBoxx Investment Grade Corporate Bond Fund	327,230	39,964,600
SPDR Barclays Capital High Yield Bond ETF	422,374	17,131,489
Vanguard Intermediate-Term Bond ETF	315,264	28,572,376
Vanguard Intermediate-Term Corporate Bond ETF	257,315	22,762,085
Vanguard Short-Term Corporate Bond ETF	70,886	5,701,361
Vanguard Total Bond Market ETF	532,683	45,246,094

Total investments (Cost $515,672,679) 100.0%		$532,691,056

Other assets and liabilities, net 0.0%		$266,088

Total net assets 100.0%		$532,957,144

Percentages are based upon net assets.

5

Retirement Choices at 2025 Portfolio
As of 11-30-12 (Unaudited)

	Shares	Value

Affiliated Investment Companies 46.4%

EQUITY 44.8%

John Hancock Funds II (G) 44.8%

Strategic Equity Allocation, Class NAV (John Hancock1 ) (A)(I)	26,618,944	$278,434,151

FIXED INCOME 1.6%

John Hancock Funds II (G) 1.6%

Short Term Government Income, Class NAV (John Hancock1 ) (A)	1,016,799	10,218,828

Unaffiliated Exchange Traded Funds 53.7%

EQUITY 10.2%
Vanguard Dividend Appreciation ETF	384,951	23,012,371
Vanguard Energy ETF	55,769	5,743,649
Vanguard Materials ETF	52,051	4,312,946
Vanguard MSCI Emerging Markets ETF	518,592	21,801,607
Vanguard REIT ETF	134,526	8,637,914

FIXED INCOME 43.5%
iShares iBoxx Investment Grade Corporate Bond Fund	420,904	51,405,006
SPDR Barclays Capital High Yield Bond ETF	422,582	17,139,926
SPDR Barclays Capital Short Term Corporate Bond ETF	445,372	13,717,458
Vanguard Intermediate-Term Bond ETF	454,196	41,163,783
Vanguard Intermediate-Term Corporate Bond ETF	386,269	34,169,356
Vanguard Short-Term Bond ETF	210,706	17,157,790
Vanguard Short-Term Corporate Bond ETF	170,229	13,691,518
Vanguard Total Bond Market ETF	969,165	82,320,875

Total investments (Cost $603,906,480) 100.2%		$622,927,178

Other assets and liabilities, net (0.2%)		($940,144)

Total net assets 100.0%		$621,987,034

Percentages are based upon net assets.

6

Retirement Choices at 2020 Portfolio
As of 11-30-12 (Unaudited)

	Shares	Value

Affiliated Investment Companies 30.6%

EQUITY 29.0%

John Hancock Funds II (G) 29.0%

Strategic Equity Allocation, Class NAV (John Hancock1 ) (A)(I)	15,277,693	$159,804,665

FIXED INCOME 1.6%

John Hancock Funds II (G) 1.6%

Short Term Government Income, Class NAV (John Hancock1 ) (A)	868,640	8,729,829

Unaffiliated Exchange Traded Funds 69.3%

EQUITY 7.0%
Vanguard Dividend Appreciation ETF	267,116	15,968,195
Vanguard Energy ETF	23,813	2,452,501
Vanguard Materials ETF	29,634	2,455,473
Vanguard MSCI Emerging Markets ETF	297,049	12,487,940
Vanguard REIT ETF	76,597	4,918,293

FIXED INCOME 62.4%
iShares Barclays TIPS Bond Fund	47,355	5,820,403
iShares iBoxx Investment Grade Corporate Bond Fund	404,856	49,445,063
SPDR Barclays Capital High Yield Bond ETF	286,949	11,638,651
SPDR Barclays Capital Short Term Corporate Bond ETF	1,039,573	32,018,848
Vanguard Intermediate-Term Bond ETF	385,474	34,935,509
Vanguard Intermediate-Term Corporate Bond ETF	360,530	31,892,484
Vanguard Short-Term Bond ETF	464,967	37,862,263
Vanguard Short-Term Corporate Bond ETF	397,261	31,951,702
Vanguard Total Bond Market ETF	1,268,606	107,755,394

Total investments (Cost $537,076,466) 100.0%		$550,137,213

Other assets and liabilities, net 0.0%		$193,436

Total net assets 100.0%		$550,330,649

Percentages are based upon net assets.

7

Retirement Choices at 2015 Portfolio
As of 11-30-12 (Unaudited)

	Shares	Value

Affiliated Investment Companies 12.3%

EQUITY 10.3%

John Hancock Funds II (G) 10.3%

Strategic Equity Allocation, Class NAV (John Hancock1 ) (A)(I)	3,366,808	$35,216,815

FIXED INCOME 2.0%

John Hancock Funds II (G) 2.0%

Short Term Government Income, Class NAV (John Hancock1 ) (A)	675,727	6,791,055

Unaffiliated Exchange Traded Funds 87.6%

EQUITY 3.7%
Vanguard Dividend Appreciation ETF	109,171	6,526,242
Vanguard Energy ETF	6,323	651,206
Vanguard Materials ETF	7,872	652,274
Vanguard MSCI Emerging Markets ETF	82,890	3,484,696
Vanguard REIT ETF	20,355	1,306,995

FIXED INCOME 83.9%
iShares Barclays TIPS Bond Fund	48,374	5,945,648
iShares iBoxx Investment Grade Corporate Bond Fund	208,319	25,441,999
SPDR Barclays Capital High Yield Bond ETF	125,824	5,103,421
SPDR Barclays Capital Short Term Corporate Bond ETF	1,101,463	33,925,060
Vanguard Intermediate-Term Bond ETF	149,866	13,582,356
Vanguard Intermediate-Term Corporate Bond ETF	239,171	21,157,067
Vanguard Short-Term Bond ETF	583,634	47,525,317
Vanguard Short-Term Corporate Bond ETF	421,305	33,885,561
Vanguard Total Bond Market ETF	1,180,619	100,281,778

Total investments (Cost $335,999,019) 99.9%		$341,477,490

Other assets and liabilities, net 0.1%		$212,767

Total net assets 100.0%		$341,690,257

Percentages are based upon net assets.

8

Retirement Choices at 2010 Portfolio
As of 11-30-12 (Unaudited)

	Shares	Value

Affiliated Investment Companies 7.1%

EQUITY 5.3%

John Hancock Funds II (G) 5.3%

Strategic Equity Allocation, Class NAV (John Hancock1 ) (A)(I)	1,173,301	$12,272,726

FIXED INCOME 1.8%

John Hancock Funds II (G) 1.8%

Short Term Government Income, Class NAV (John Hancock1 ) (A)	422,860	4,249,740

Unaffiliated Exchange Traded Funds 92.8%

EQUITY 2.4%
Vanguard Dividend Appreciation ETF	65,044	3,888,330
Vanguard Energy ETF	5,353	551,305
Vanguard MSCI Emerging Markets ETF	14,489	609,118
Vanguard REIT ETF	8,542	548,482

FIXED INCOME 90.3%
iShares Barclays TIPS Bond Fund	43,204	5,310,203
iShares iBoxx Investment Grade Corporate Bond Fund	60,775	7,422,451
SPDR Barclays Capital High Yield Bond ETF	52,443	2,127,088
SPDR Barclays Capital Short Term Corporate Bond ETF	1,136,043	34,990,124
Vanguard Intermediate-term Corporate Bond ETF	71,756	6,347,536
Vanguard Short-Term Bond ETF	495,175	40,322,100
Vanguard Short-Term Corporate Bond ETF	434,534	34,949,570
Vanguard Total Bond Market ETF	923,871	78,473,603

Total investments (Cost $229,338,722) 99.9%		$232,062,376

Other assets and liabilities, net 0.1%		$317,545

Total net assets 100.0%		$232,379,921

Percentages are based upon net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The Portfolio's subadviser is shown parenthetically.

(I) Non-income producing security.

(1) Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

9

Retirement Choice Portfolios
Notes to the Portfolios of Investments (unaudited)
As of 11-30-12

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in underlying affiliated funds are valued at their respective net asset values each business day.

The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2012, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

Cost of Investment Securities for Federal Income Tax Purposes. The tax cost of investments owned on November 30, 2012 was as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation
Portfolio	Aggregate Cost	Appreciation	Depreciation	(Depreciation)

Retirement Choices at 2050 Portfolio	$113,503,535	$3,682,448	($49)	$3,682,399
Retirement Choices at 2045 Portfolio	199,924,948	7,034,737	(323)	7,034,414
Retirement Choices at 2040 Portfolio	272,152,954	9,801,948	(561)	9,801,387
Retirement Choices at 2035 Portfolio	405,635,187	13,994,076	(2,677)	13,991,399
Retirement Choices at 2030 Portfolio	515,673,424	17,021,108	(3,476)	17,017,632
Retirement Choices at 2025 Portfolio	603,907,388	19,023,449	(3,659)	19,019,790
Retirement Choices at 2020 Portfolio	537,080,537	13,058,588	(1,912)	13,056,676
Retirement Choices at 2015 Portfolio	336,000,321	5,485,300	(8,131)	5,477,169
Retirement Choices at 2010 Portfolio	229,373,444	2,695,288	(6,356)	2,688,932

For additional information on the Portfolios' significant accounting policies, please refer to the Portfolios' most recent semiannual or annual shareholder report.

10

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Retirement Choices of Portfolios.

RCPQ1 11/12
1/13

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Hugh McHaffie

________________________________

Hugh McHaffie

President

Date: January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie

________________________________

Hugh McHaffie

President

Date: January 22, 2013

/s/ Charles A. Rizzo

________________________________

Charles A. Rizzo

Chief Financial Officer

Date: January 22, 2013